    As Filed with the Securities and Exchange Commission on April 18, 2012
                                                           File Nos. 333-114562
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 18

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Post-Effective Amendment No. 119

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
                            Senior Vice President,
                         Secretary and General Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                 BETH A. BROWN
                               Corporate Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                             Northbrook, Il 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2012 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______________ pursuant to paragraph (a)(ii) of Rule 485

Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA KS, 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX NUMBER: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2012

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

   .   ALLSTATE ADVISOR

   .   ALLSTATE ADVISOR PLUS

   .   ALLSTATE ADVISOR PREFERRED

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.


Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 59* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following funds ("FUNDS"):


 FIDELITY(R) VARIABLE INSURANCE         PUTNAM VARIABLE TRUST (CLASS IB)
   PRODUCTS (SERVICE CLASS 2)
                                        AIM VARIABLE INSURANCE FUNDS (INVESCO
 FRANKLIN TEMPLETON VARIABLE INSURANCE    VARIABLE INSURANCE FUNDS) (SERIES I
   PRODUCTS TRUST (CLASS 2)               AND II)

 LORD ABBETT SERIES FUND, INC.          THE UNIVERSAL INSTITUTIONAL FUNDS,
   (CLASS VC)                             INC. (CLASS I & II)

 OPPENHEIMER VARIABLE ACCOUNT FUNDS
   (SERVICE SHARES)


* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 44-48 for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.


Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

FOR ALLSTATE ADVISOR PLUS CONTRACTS, EACH TIME YOU MAKE A PURCHASE PAYMENT, WE WILL ADD TO YOUR CONTRACT VALUE ("CONTRACT VALUE") A CREDIT ENHANCEMENT ("CREDIT ENHANCEMENT") OF UP TO 5% (DEPENDING ON THE ISSUE AGE AND YOUR TOTAL PURCHASE PAYMENTS) OF SUCH PURCHASE PAYMENT. EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN A CONTRACT WITHOUT THE CREDIT ENHANCEMENT. OVER TIME, THE AMOUNT OF THE CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY THE FEES ASSOCIATED WITH THE CREDIT ENHANCEMENT.


WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2012, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 93 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                               1     PROSPECTUS

IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
 NOTICES   DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
           BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
           CONTRACTS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, SUCH
           INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES
           INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

                               2     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                        PAGE
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     4
                   -----------------------------------------
                      Overview of Contracts               6
                   -----------------------------------------
                      The Contracts at a Glance           7
                   -----------------------------------------
                      How the Contracts Work             12
                   -----------------------------------------
                      Expense Table                      13
                   -----------------------------------------
                      Financial Information              17
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contracts                      17
                   -----------------------------------------
                      Purchases                          20
                   -----------------------------------------
                      Contract Value                     21
                   -----------------------------------------
                      Investment Alternatives            44
                   -----------------------------------------
                        The Variable Sub-Accounts        44
                   -----------------------------------------
                        The Fixed Account Options        51
                   -----------------------------------------
                        Transfers                        55
                   -----------------------------------------
                      Expenses                           57
                   -----------------------------------------
                      Access to Your Money               63
                   -----------------------------------------
                      Income Payments                    64
                   -----------------------------------------
                      Death Benefits                     73
                   -----------------------------------------

                                                                 PAGE
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information                                     80
          -----------------------------------------------------------
             Taxes                                                83
          -----------------------------------------------------------
             Annual Reports and Other Documents                   92
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS  93
          -----------------------------------------------------------
          APPENDIX A - ALLSTATE ADVISOR CONTRACT COMPARISON
           CHART                                                 94
          -----------------------------------------------------------
          APPENDIX B - MARKET VALUE ADJUSTMENT                   96
          -----------------------------------------------------------
          APPENDIX C - CALCULATION OF INCOME PROTECTION BENEFIT  98
          -----------------------------------------------------------
          APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME
           BENEFITS                                              99
          -----------------------------------------------------------
          APPENDIX E - WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH
           BENEFITS                                              100
          -----------------------------------------------------------
          APPENDIX F - CALCULATION OF EARNINGS PROTECTION DEATH
           BENEFIT                                               101
          -----------------------------------------------------------
          APPENDIX G - WITHDRAWAL ADJUSTMENT EXAMPLE -
           TRUERETURN ACCUMULATION BENEFIT                       103
          -----------------------------------------------------------
          APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION
           CALCULATION EXAMPLES                                  104
          -----------------------------------------------------------
          APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT
           OPTION CALCULATION EXAMPLES                           106
          -----------------------------------------------------------
          APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT
           OPTION CALCULATION EXAMPLES                           108
          -----------------------------------------------------------
          APPENDIX K - ACCUMULATION UNIT VALUES                  112
          -----------------------------------------------------------

                               3     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------


This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.


                                                                     PAGE
      AB Factor                                                       22
      -------------------------------------------------------------------
      Accumulation Benefit                                            22
      -------------------------------------------------------------------
      Accumulation Phase                                              12
      -------------------------------------------------------------------
      Accumulation Unit                                               17
      -------------------------------------------------------------------
      Accumulation Unit Value                                         17
      -------------------------------------------------------------------
      Allstate Life ("We")                                            80
      -------------------------------------------------------------------
      Annuitant                                                       18
      -------------------------------------------------------------------
      Automatic Additions Program                                     20
      -------------------------------------------------------------------
      Automatic Portfolio Rebalancing Program                         57
      -------------------------------------------------------------------
      Beneficiary                                                     19
      -------------------------------------------------------------------
      Benefit Base (for the TrueReturn Accumulation Benefit Option)   23
      -------------------------------------------------------------------
      Benefit Base (for the SureIncome Withdrawal Benefit Option)     33
      -------------------------------------------------------------------
      Benefit Base (for the SureIncome Plus Withdrawal Benefit
      Option)                                                         36
      -------------------------------------------------------------------
      Benefit Base (for the SureIncome For Life Withdrawal Benefit
      Option)                                                         40
      -------------------------------------------------------------------
      Benefit Payment (for the SureIncome Withdrawal Benefit
      Option)                                                         32
      -------------------------------------------------------------------
      Benefit Payment (for the SureIncome Plus Withdrawal Benefit
      Option)                                                         35
      -------------------------------------------------------------------
      Benefit Payment (for the SureIncome For Life Withdrawal
      Benefit Option)                                                 39
      -------------------------------------------------------------------
      Benefit Payment Remaining (for the SureIncome Withdrawal
      Benefit Option)                                                 32
      -------------------------------------------------------------------
      Benefit Payment Remaining (for the SureIncome Plus
      Withdrawal Benefit Option)                                      35
      -------------------------------------------------------------------
      Benefit Payment Remaining (for the SureIncome For Life
      Withdrawal Benefit Option)                                      39
      -------------------------------------------------------------------
      Benefit Year (for the SureIncome Withdrawal Benefit Option)     31
      -------------------------------------------------------------------
      Benefit Year (for the SureIncome Plus Withdrawal Benefit
      Option)                                                         35
      -------------------------------------------------------------------
      Benefit Year (for the SureIncome For Life Withdrawal Benefit
      Option)                                                         38
      -------------------------------------------------------------------
      Co-Annuitant                                                    18
      -------------------------------------------------------------------
      *Contract                                                       17
      -------------------------------------------------------------------
      Contract Anniversary                                             8
      -------------------------------------------------------------------
      Contract Owner ("You")                                          17
      -------------------------------------------------------------------
      Contract Value                                                   1
      -------------------------------------------------------------------
      Contract Year                                                    9
      -------------------------------------------------------------------
      Credit Enhancement                                               1
      -------------------------------------------------------------------
      Dollar Cost Averaging Program                                   57
      -------------------------------------------------------------------
      Due Proof of Death                                              73
      -------------------------------------------------------------------
      Earnings Protection Death Benefit Option                        75
      -------------------------------------------------------------------
      Enhanced Beneficiary Protection (Annual Increase) Option        74
      -------------------------------------------------------------------
      Excess of Earnings Withdrawal                                   75
      -------------------------------------------------------------------



                                                                    PAGE
        Fixed Account Options                                        51
        ----------------------------------------------------------------
        Free Withdrawal Amount                                       61
        ----------------------------------------------------------------
        Funds                                                         1
        ----------------------------------------------------------------
        Guarantee Option                                             70
        ----------------------------------------------------------------
        Guarantee Period Account                                     52
        ----------------------------------------------------------------
        Income Base                                                   9
        ----------------------------------------------------------------
        Income Plan                                                  64
        ----------------------------------------------------------------
        Income Protection Benefit Option                             68
        ----------------------------------------------------------------
        In-Force Earnings                                            75
        ----------------------------------------------------------------
        In-Force Premium                                             75
        ----------------------------------------------------------------
        Investment Alternatives                                      44
        ----------------------------------------------------------------
        IRA Contract                                                  9
        ----------------------------------------------------------------
        Issue Date                                                   12
        ----------------------------------------------------------------
        Market Value Adjustment                                      11
        ----------------------------------------------------------------
        Maximum Anniversary Value                                     8
        ----------------------------------------------------------------
        Maximum Anniversary Value (MAV) Death Benefit Option          8
        ----------------------------------------------------------------
        Payout Phase                                                 12
        ----------------------------------------------------------------
        Payout Start Date                                            64
        ----------------------------------------------------------------
        Portfolios                                                   81
        ----------------------------------------------------------------
        Qualified Contract                                           17
        ----------------------------------------------------------------
        Retirement Income Guarantee Options                          70
        ----------------------------------------------------------------
        Return of Premium Death Benefit                              11
        ----------------------------------------------------------------
        Rider Anniversary                                            22
        ----------------------------------------------------------------
        Rider Application Date                                        8
        ----------------------------------------------------------------
        Rider Date (for the TrueReturn Accumulation Benefit
        Option)                                                      22
        ----------------------------------------------------------------
        Rider Date (for the SureIncome Withdrawal Benefit Option)    31
        ----------------------------------------------------------------
        Rider Date (for the SureIncome Plus Withdrawal Benefit
        Option)                                                      35
        ----------------------------------------------------------------
        Rider Date (for the SureIncome For Life Withdrawal Benefit
        Option)                                                      38
        ----------------------------------------------------------------
        Rider Fee (for the TrueReturn Accumulation Benefit Option)   23
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome Withdrawal Benefit Option)     33
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome Plus Withdrawal Benefit
        Option)                                                      36
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome For Life Withdrawal Benefit
        Option)                                                      40
        ----------------------------------------------------------------
        Rider Fee Percentage                                         30
        ----------------------------------------------------------------
        Rider Maturity Date                                          22
        ----------------------------------------------------------------
        Rider Period                                                 22
        ----------------------------------------------------------------
        Rider Trade-In Option (for the TrueReturn Accumulation
        Benefit Option)                                              30
        ----------------------------------------------------------------
        Rider Trade-In Option (for the SureIncome Withdrawal
        Benefit Option)                                              34
        ----------------------------------------------------------------
        Right to Cancel                                              21
        ----------------------------------------------------------------


                               4     PROSPECTUS

                                                                 PAGE
           SEC                                                      1
           ----------------------------------------------------------
           Settlement Value                                        73
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option        59
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option for
           Custodial Individual Retirement Accounts                59
           ----------------------------------------------------------
           Standard Fixed Account Option                           52
           ----------------------------------------------------------
           SureIncome Covered Life                                 38
           ----------------------------------------------------------
           SureIncome Option Fee                                   60
           ----------------------------------------------------------
           SureIncome Plus Option                                  35
           ----------------------------------------------------------
           SureIncome Plus Option Fee                              60
           ----------------------------------------------------------
           SureIncome Plus Withdrawal Benefit Option               35
           ----------------------------------------------------------
           SureIncome For Life Option                              38
           ----------------------------------------------------------
           SureIncome For Life Option Fee                          60
           ----------------------------------------------------------
           SureIncome For Life Withdrawal Benefit Option           38
           ----------------------------------------------------------
           SureIncome ROP Death Benefit                            73
           ----------------------------------------------------------
           SureIncome Withdrawal Benefit Option                    31
           ----------------------------------------------------------
           Systematic Withdrawal Program                           64
           ----------------------------------------------------------
           Tax Qualified Contract                                  87
           ----------------------------------------------------------
           Transfer Period Accounts                                25
           ----------------------------------------------------------
           Trial Examination Period                                 7
           ----------------------------------------------------------
           TrueBalance/SM/ Asset Allocation Program                49
           ----------------------------------------------------------
           TrueReturn/SM/ Accumulation Benefit Option              22
           ----------------------------------------------------------


                                                                   PAGE
         Valuation Date                                              20
         --------------------------------------------------------------
         Variable Account                                            81
         --------------------------------------------------------------
         Variable Sub-Account                                        44
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome Withdrawal
         Benefit Option)                                             32
         --------------------------------------------------------------
         Withdrawal Benefit Factor (For the SureIncome Plus
         Withdrawal Benefit Option)                                  35
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome For Life
         Withdrawal Benefit Option)                                  39
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome
         Withdrawal Benefit Option)                                  33
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome Plus
         Withdrawal Benefit Option)                                  37
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome For
         Life Withdrawal Benefit Option)                             40
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Withdrawal Benefit Option)                                  33
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Plus Withdrawal Benefit Option)                             37
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         For Life Withdrawal Benefit Option)                         41
         --------------------------------------------------------------
         Withdrawal Benefit Option                                   31
         --------------------------------------------------------------
         Withdrawal Benefit Option Fee                               60
         --------------------------------------------------------------

* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                               5     PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits.+ They differ primarily with respect to the charges imposed, as follows:

..   The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of
    1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..   The ALLSTATE ADVISOR PLUS CONTRACT offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

..   The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE
    OPTION ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

..   The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE
    OPTION ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

..   The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
    ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

+ Some broker/dealers and banks may limit the purchase of optional benefits and may limit participation in certain programs. Your individual sales representative will describe any such limitations to you.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

                               6     PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS         WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000
                          ($50 for automatic payments).

                          We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

                          For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to 5% of such purchase payment.
----------------------------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD  You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("TRIAL EXAMINATION PERIOD"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                          Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. If you cancel your Contract during the
                          TRIAL EXAMINATION PERIOD, the amount we refund to you will not include any
                          Credit Enhancement. See "Trial Examination Period" for details.
----------------------------------------------------------------------------------------------------------
EXPENSES                  Each Portfolio pays expenses that you will bear indirectly if you invest in a
                          Variable Sub-Account. You also will bear the following expenses:

                          ALLSTATE ADVISOR CONTRACTS

                          .   Annual mortality and expense risk charge equal to 1.10% of average daily net assets.

                          .   Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          ALLSTATE ADVISOR PLUS CONTRACTS

                          .   Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

                          .   Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

                          ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR WITHDRAWAL CHARGE OPTION)

                          .   Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

                          .   Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR WITHDRAWAL CHARGE OPTION)

                          .   Annual mortality and expense risk charge equal to 1.50% of average daily net assets.

                          .   Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                               7     PROSPECTUS

  ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO WITHDRAWAL CHARGE OPTION)

  . Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

  .   No withdrawal charge.

  ALL CONTRACTS

  .   Annual administrative expense charge of 0.19% (up to 0.35% for future
      Contracts).

  .   Annual contract maintenance charge of $30 (waived in certain cases).

  .   If you select the MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT OPTION
      ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20%* (up to 0.30% for Options added in the future).

  . If you select ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, you will pay an additional mortality and expense risk charge of 0.30%*.

  . If you select the EARNINGS PROTECTION DEATH BENEFIT OPTION you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later ("RIDER
      APPLICATION DATE").

  .   If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION ("TRUERETURN
      OPTION") you would pay an additional annual fee ("RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT BASE in effect on each Contract anniversary ("CONTRACT ANNIVERSARY") during the Rider Period.
      You may not select the TrueReturn Option together with a Retirement Income
      Guarantee Option or any Withdrawal Benefit Option.

  .   If you select the SUREINCOME OPTION, you would pay an additional annual fee
      ("SUREINCOME OPTION FEE") of 0.50% of the BENEFIT BASE on each Contract
      Anniversary (see the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option, a
      TrueReturn Option or any other Withdrawal Benefit Option.

  .   If you select the SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION ("SUREINCOME
      PLUS OPTION") you would pay an additional annual fee ("SUREINCOME PLUS
      OPTION FEE") of 0.65% (up to 1.25% for Options added in the future) of the BENEFIT BASE on each Contract Anniversary (see the SureIncome Plus Option
      Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other
      Withdrawal Benefit Option.

  .   If you select the SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
      ("SUREINCOME FOR LIFE OPTION") you would pay an additional annual fee
      ("SUREINCOME FOR LIFE OPTION FEE") of 0.65% (up to 1.25% for Options added in the future) of the BENEFIT BASE on each Contract Anniversary (see the SureIncome For Life Option Fee section). You may not select the SureIncome
      For Life Option together with a Retirement Income Guarantee Option, a
      TrueReturn Option or any other Withdrawal Benefit Option.

                               8     PROSPECTUS

  . We discontinued offering RETIREMENT INCOME GUARANTEE OPTION 1 ("RIG 1") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected
      RIG 1 prior to May 1, 2004, you will pay an additional annual fee ("Rider
      Fee") of 0.40%* of the INCOME BASE in effect on a Contract Anniversary.

  . We discontinued offering RETIREMENT INCOME GUARANTEE OPTION 2 ("RIG 2") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected
      RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55%* of the INCOME BASE in effect on a Contract Anniversary.

  . If you select the INCOME PROTECTION BENEFIT OPTION you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

  .   If you select the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION OR
      SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT OPTION FOR CUSTODIAL INDIVIDUAL
      RETIREMENT ACCOUNTS ("CSP") you would pay an additional annual fee ("RIDER
      FEE") of 0.10%** (up to 0.15% for Options added in the future) of the Contract Value ("CONTRACT VALUE") on each Contract Anniversary. These
      Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account ("IRA") under Section 408 of the Internal Revenue Code. The CSP is only available for certain Custodial Individual Retirement Accounts established under
      Section 408 of the Internal Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection
      Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.**

     ** NO RIDER FEE WAS CHARGED FOR THESE OPTIONS FOR CONTRACT OWNERS WHO ADDED
     THESE OPTIONS PRIOR TO JANUARY 1, 2005. SEE PAGE 14 FOR DETAILS.

  . Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12/th/ transfer in any Contract Year
      ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

  .   State premium tax (if your state imposes one)

  .   NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES.

     WE MAY DISCONTINUE ANY OF THESE OPTIONS AT ANY TIME PRIOR TO THE TIME YOU
     ELECT TO RECEIVE IT.

     * DIFFERENT RATES APPLY TO CONTRACT OWNERS WHO ADDED THESE OPTIONS PRIOR TO
     MAY 1, 2003. SEE PAGE 14 FOR DETAILS.
------------------------------------------------------------------------------------


                               9     PROSPECTUS

-----------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  Each Contract offers several investment alternatives including:

                         .   up to 3 Fixed Account Options that credit interest at rates we guarantee,
                             and

                         .   59* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                            .   Fidelity Management & Research Company

                            .   Franklin Advisers, Inc.

                            .   Franklin Advisory Services, LLC

                            .   Franklin Mutual Advisers, LLC

                            .   Lord, Abbett & Co. LLC

                            .   OppenheimerFunds, Inc.

                            .   Putnam Investment Management, LLC

                            .   Templeton Asset Management Ltd.

                            .   Templeton Investment Counsel, LLC

                            .   Morgan Stanley Investment Management, Inc.

                            *Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, Certain Variable Sub- Account are closed to Contract Owners not invested in the specified Variable
                            Sub-Accounts by a designated date. Please see page 44-48 for more information.

                         NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL STATES OR WITH ALL CONTRACTS.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-457-7617.
-----------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         .   AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                         .   AUTOMATIC ADDITIONS PROGRAM

                         .   DOLLAR COST AVERAGING PROGRAM

                         .   SYSTEMATIC WITHDRAWAL PROGRAM

                         .   TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
-----------------------------------------------------------------------------------------------------------


                               10     PROSPECTUS

-------------------------------------------------------------------------------------------------
INCOME PAYMENTS  You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                 .   life income with guaranteed number of payments

                 .   joint and survivor life income with guaranteed number of payments

                 .   guaranteed number of payments for a specified period

                 .   life income with cash refund

                 .   joint life income with cash refund

                 .   life income with installment refund

                 .   joint life income with installment refund

                 Prior to May 1, 2004, Allstate Life also offered two Retirement Income
                 Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                 In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.
-------------------------------------------------------------------------------------------------
DEATH BENEFITS   If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract.
                 In addition to the death benefit included in your Contract ("RETURN OF PREMIUM
                 DEATH BENEFIT" or "ROP Death Benefit"), the death benefit options we currently offer include:

                 .   MAV DEATH BENEFIT OPTION;

                 .   ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION; and

                 .   EARNINGS PROTECTION DEATH BENEFIT OPTION

                 The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit, ("SUREINCOME
                 ROP DEATH BENEFIT").
-------------------------------------------------------------------------------------------------
TRANSFERS        Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the Standard Fixed
                 Account or Market Value Adjusted Account Options is $100.

                 A charge may apply after the 12/th/ transfer in each Contract Year.
-------------------------------------------------------------------------------------------------
WITHDRAWALS      You may withdraw some or all of your Contract Value at any time during the
                 Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the Payout
                 Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10%
                 federal tax penalty. A withdrawal charge and a MARKET VALUE ADJUSTMENT may also apply.

                 If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a
                 Withdrawal Benefit Option is in effect under your Contract. Your Contract will terminate if you withdraw all of your Contract Value.
-------------------------------------------------------------------------------------------------

                               11     PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 64. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contracts work.

                               12     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES THAT MAY BE IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT PORTFOLIO EXPENSES, PLEASE REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                     Number of Complete Years Since We Received the Purchase Payment
                                        Being Withdrawn/Applicable Charge:
 ----------------------------------------------------------------------------------------------------
 Contract:                             0       1       2       3       4      5    6       7    8+
 Allstate Advisor                      7%      7%      6%      5%      4%     3%   2%      0%    0%
 Allstate Advisor Plus               8.5%    8.5%    8.5%    7.5%    6.5%   5.5%   4%    2.5%    0%
 Allstate Advisor Preferred with:
  5-Year Withdrawal Charge Option      7%      6%      5%      4%      3%     0%
  3-Year Withdrawal Charge Option      7%      6%      5%      0%
  No Withdrawal Charge Option                          None

 All Contracts:
 Annual Contract Maintenance Charge                    $30**
 Transfer Fee                        up to 2.00% of the amount transferred***

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense Administrative  Total Variable Account
Basic Contract (without any optional benefit)                     Risk Charge      Expense Charge*     Annual Expense
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                     1.10%              0.19%              1.29%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                1.40%              0.19%              1.59%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5-year Withdrawal Charge Option)         1.40%              0.19%              1.59%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3-year Withdrawal Charge Option)         1.50%              0.19%              1.69%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)             1.60%              0.19%              1.79%
-------------------------------------------------------------------------------------------------------------------------

* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

   MAV Death Benefit Option                                      0.20%* (up to 0.30% for Options added in the future)
   Enhanced Beneficiary Protection (Annual Increase) Option      0.30%*
   Earnings Protection Death Benefit Option (issue age 0-70)     0.25% (up to 0.35% for Options added in the future)
   Earnings Protection Death Benefit Option (issue age 71-79)    0.40% (up to 0.50% for Options added in the future)

* For Contract Owners who added the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the additional mortality and expense risk charge associated with each Option is 0.15%.

                               13     PROSPECTUS

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and
Earnings                                                     Mortality and Expense Administrative  Total Variable Account
Protection Death Benefit Option (issue age 71-79)                Risk Charge*      Expense Charge*     Annual Expense
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                     2.00%              0.19%              2.19%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                2.30%              0.19%              2.49%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5-year Withdrawal Charge Option)         2.30%              0.19%              2.49%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3-year Withdrawal Charge Option)         2.40%              0.19%              2.59%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)             2.50%              0.19%              2.69%
-------------------------------------------------------------------------------------------------------------------------

* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

      TrueReturn/SM/ Accumulation Benefit Option                   0.50%*
      -------------------------------------------------------------------

* Up to 1.25% for Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

      SureIncome Withdrawal Benefit Option                         0.50%*
      -------------------------------------------------------------------

* Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

      SureIncome Plus Withdrawal Benefit Option                    0.65%*
      -------------------------------------------------------------------

* Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

      SureIncome For Life Withdrawal Benefit Option                0.65%*
      -------------------------------------------------------------------

* Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.

RETIREMENT INCOME GUARANTEE OPTION FEE*

If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40%** of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55%** of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

** For Contract Owners who added RIG 1 prior to May 1, 2003, the annual rate is 0.25%. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual rate is 0.45%.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      -------------------------------------------------------------------

* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

                               14     PROSPECTUS

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      -------------------------------------------------------------------

* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

INCOME PROTECTION BENEFIT OPTION

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses
- Mortality and Expense Risk Charge," below, for details.

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                           PORTFOLIO ANNUAL EXPENSES


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses/(1)/ (expenses
  that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees,
  and other expenses)                                           0.35%   1.92%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2011 (except as otherwise noted).


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Enhanced Beneficiary
    Protection (Annual Increase) Option;

..   elected the Earnings Protection Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the SureIncome Plus Withdrawal Benefit Option.

                               15     PROSPECTUS

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                                                             Allstate Advisor Preferred
                                                                                                    (with 5 Year
                                  Allstate Advisor              Allstate Advisor Plus         Withdrawal Charge Option)
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses  $1,163 $2,224  $3,211   $5,817  $1,319 $2,515  $3,547   $6,024  $1,192 $2,219  $3,252   $6,027
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses  $1,013 $1,789  $2,516   $4,584  $1,169 $2,085  $2,863   $4,831  $1,042 $1,788  $2,568   $4,835
--------------------------------------------------------------------------------------------------------------------------



                                 Allstate Advisor Preferred             Allstate Advisor Preferred
                               (with 3-Year Withdrawal Charge Option) (with No Withdrawal Charge Option)
                               1 Year   3 Years   5 Years   10 Years  1 Year    3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses             $1,201   $2,245    $3,037     $6,094    $618     $1,850  $3,084   $6,172
--------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses             $1,051   $1,816    $2,357     $4,916    $467     $1,422  $2,407   $5,007
--------------------------------------------------------------------------------------------------------


EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                                                             Allstate Advisor Preferred
                                                                                                    (with 5 Year
                                  Allstate Advisor              Allstate Advisor Plus         Withdrawal Charge Option)
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses   $568  $1,714  $2,871   $5,817   $596  $1,793  $2,995   $6,024   $597  $1,794  $2,997   $6,027
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses   $418  $1,279  $2,176   $4,584   $446  $1,362  $2,311   $4,831   $447  $1,363  $2,313   $4,835
--------------------------------------------------------------------------------------------------------------------------



                                 Allstate Advisor Preferred             Allstate Advisor Preferred
                               (with 3-Year Withdrawal Charge Option) (with No Withdrawal Charge Option)
                               1 Year   3 Years   5 Years   10 Years  1 Year    3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $606    $1,820    $3,037     $6,094    $616     $1,850  $3,084   $6,172
--------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $456    $1,391    $2,357     $4,916    $467     $1,422  $2,407   $5,007
--------------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), AND THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND THE SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION. EXAMPLES FOR THE ALLSTATE ADVISOR PREFERRED CONTRACTS ASSUME THE ELECTION OF THE 5-YEAR WITHDRAWAL CHARGE OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                               16     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan(s) you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any

                               17     PROSPECTUS
payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

..   the individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA;

..   the Contract Owner must be age 90 or younger on the Rider Application Date;

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date;
    and

..   the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

..   the beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

..   the Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

..   the Co-Annuitant must be the legal spouse of the Annuitant and only one
    Co-Annuitant may be named;

..   the Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

..   the Annuitant must be age 90 or younger on the Rider Application Date; and

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant

                               18     PROSPECTUS
is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs

                               19     PROSPECTUS
it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For ALLSTATE ADVISOR PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CREDIT ENHANCEMENT
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit

                               20     PROSPECTUS

Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each Allstate Advisor Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

                 ADDITIONAL CREDIT           CUMULATIVE PURCHASE
                ENHANCEMENT FOR LARGE      PAYMENTS LESS CUMULATIVE
                     CONTRACTS             WITHDRAWALS MUST EXCEED:
            0.50% of the purchase payment         $  500,000
            1.00% of the purchase payment         $1,000,000

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details. The ALLSTATE ADVISOR PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE ADVISOR PLUS CONTRACTs, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative expense charges.

We reserve the right to allocate your purchase payments to the Putnam VT Money Market - Class IB Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Putnam VT Money Market - Class IB Sub-Account. On the next Valuation Date 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment (for ALLSTATE ADVISOR PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable

                               21     PROSPECTUS

Sub-Account to your Contract. For ALLSTATE ADVISOR PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

ACCUMULATION BENEFIT.

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market - Class IB Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market - Class IB Sub-Account and into another investment alternative at any time

                               22     PROSPECTUS
thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                                  AB FACTORS
                       RIDER PERIOD    GUARANTEE GUARANTEE
                     (NUMBER OF YEARS) OPTION 1  OPTION 2
                     -------------------------------------
                            8            100.0%       NA
                     -------------------------------------
                            9            112.5%       NA
                     -------------------------------------
                            10           125.0%    100.0%
                     -------------------------------------
                            11           137.5%    110.0%
                     -------------------------------------
                            12           150.0%    120.0%
                     -------------------------------------
                            13           162.5%    130.0%
                     -------------------------------------
                            14           175.0%    140.0%
                     -------------------------------------
                            15           187.5%    150.0%
                     -------------------------------------
                            16           200.0%    160.0%
                     -------------------------------------
                            17           212.5%    170.0%
                     -------------------------------------
                            18           225.0%    180.0%
                     -------------------------------------
                            19           237.5%    190.0%
                     -------------------------------------
                            20           250.0%    200.0%
                     -------------------------------------

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                 Guarantee Option:                        1
                 Rider Period:                            15
                 AB Factor:                             187.5%
                 Rider Date:                            1/2/04
                 Rider Maturity Date:                   1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $ 50,000

              On the Rider Maturity Date (1/2/19):
              Accumulation Benefit       =Benefit Base on Rider
                                          Maturity Date X AB
                                          Factor
                                         =$50,000 X 187.5%
                                         =$93,750

Example 2: Guarantee Option 2

                 Guarantee Option:                        2
                 Rider Period:                            15
                 AB Factor:                             150.0%
                 Rider Date:                            1/2/04
                 Rider Maturity Date:                   1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $ 50,000

              On the Rider Maturity Date (1/2/19):
              Accumulation Benefit       =Benefit Base on Rider
                                          Maturity Date X AB
                                          Factor
                                         =$50,000 X 150.0%
                                         =$75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

BENEFIT BASE.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..   The Benefit Base will be increased by purchase payments (and Credit
    Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

..   The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
    (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income

                               23     PROSPECTUS
and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

INVESTMENT REQUIREMENTS.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, TrueBalance/SM/ Model Portfolio Options, and Fidelity VIP Freedom Funds Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

          GUARANTEE OPTION 1                     GUARANTEE OPTION 2
 -----------------------------------------------------------------------------
 *Model Portfolio Option 1              *Model Portfolio Option 2
 *TrueBalance Conservative Model        *TrueBalance Conservative Model
  Portfolio Option                       Portfolio Option
 *TrueBalance Moderately Conservative   *TrueBalance Moderately Conservative
  Model Portfolio Option                 Model Portfolio Option
 *Fidelity VIP Freedom Income Fund      *TrueBalance Moderate Model Portfolio
  Model Portfolio Option                 Option
 *Fidelity VIP Freedom 2010 Fund Model  *TrueBalance Moderately Aggressive
  Portfolio Option                       Model Portfolio Option
                                        *TrueBalance Aggressive Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom Income Fund
                                         Model Portfolio Option
                                        *Fidelity VIP Freedom 2010 Fund Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom 2020 Fund Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom 2030 Fund Model
                                         Portfolio Option
 -----------------------------------------------------------------------------

NOTE: THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE ADDED TO THE TRUERETURN OPTION ON MAY 1, 2005. TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005, MAY NOT BE USED WITH THE TRUERETURN OPTION. THE FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS UNDER GUARANTEE OPTION 1 AND GUARANTEE OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1,
2004). FOR GUARANTEE OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004), THE FIDELITY VIP FREEDOM FUNDS ARE PART OF THE AVAILABLE VARIABLE SUB-ACCOUNTS LISTED UNDER MODEL PORTFOLIO OPTION 2. PLEASE NOTE THAT ONLY CERTAIN FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE ABOVE.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from

                               24     PROSPECTUS
the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

MODEL PORTFOLIO OPTION 1

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio
1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category/(1)/:

                           MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D
--------------------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
--------------------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account

Oppenheimer High Income/VA - Service Shares Sub-Account/(5)/

Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account
UIF U.S. Real Estate, Class II Sub-Account

--------------------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - Fundamental Equity Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account

Lord Abbett Series - Mid-Cap Stock Sub-Account/(6)/
Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(5)/ Oppenheimer Balanced/VA - Service Shares Sub-Account/(5)/

Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

Oppenheimer Main Street Small- & Mid-Cap(R)/VA - Service Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account

Putnam VT Research - Class IB Sub-Account/(2)/
Putnam VT George Putnam Balanced Fund - Class IB
Putnam VT Global Utilities - Class IB Sub-Account/(2)/

Putnam VT Voyager - Class IB Sub-Account

Invesco Van Kampen V.I. Equity and Income - Series II Sub-Account
UIF Global Franchise, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
Invesco Van Kampen V.I. American Value - Series I Sub-Account &
Invesco Van Kampen V. I. American Value - Series II Sub-Account/(3)(6)/

Invesco Van Kampen V.I. Comstock - Series II Sub-Account

Invesco Van Kampen V.I. American Franchise - Series II Sub-Account/(6)/

Invesco Van Kampen V. I. Growth and Income - Series II Sub-Account
--------------------------------------------------------------------------------
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 1) Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account

                               25     PROSPECTUS

Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account

Putnam VT Global Health Care - Class IB Sub-Account/(2)/
Putnam VT Multi-Cap Growth - Class IB Sub-Account/(2)/
UIF Growth, Class I Sub-Account/(3)/
UIF Growth, Class II Sub-Account/(3)/
UIF Small Company Growth, Class II Sub-Account
Invesco Van Kampen V.I. Mid Cap Growth - Series II Sub-Account/(4)/

--------------------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO
OPTION 1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*


(2)The Putnam VT Global Health Care - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Multi-Cap Growth - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(3)The UIF Growth, Class II Sub-Account and the Invesco Van Kampen V.I. American Value - Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Growth, Class I Sub-Account and the Invesco Van Kampen V.I. American Value - Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco Van Kampen V.I. American Value - Series II Sub-Account.

(4)Effective May 1, 2006, the Invesco Van Kampen V.I. Mid Cap Growth - Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(5)Effective as of August 30, 2010, the following Variable Sub-Accounts closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:


  Oppenheimer High Income/VA - Service Shares Sub-Account Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account

  Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:

  Oppenheimer Balanced/VA - Service Shares Sub-Account

  Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.




(6)Effective May 1, 2012, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Lord Abbett Series Fund - Mid-Cap      Lord Abbett Series Fund - Mid-Cap
                 Value                                  Stock
 -----------------------------------------------------------------------------



  Effective on or after April 30, 2012, the following Portfolios will change their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid-Cap Value    Invesco Van Kampen V.I. American
               - Series I                          Value - Series I
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid-Cap Value    Invesco Van Kampen V.I. American
              - Series II                         Value - Series II
 -----------------------------------------------------------------------------
        Invesco Van Kampen V.I.           Invesco Van Kampen V.I. American
       Capital Growth - Series II               Franchise - Series II
 -----------------------------------------------------------------------------


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

MODEL PORTFOLIO OPTION 2

The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category.

                               26     PROSPECTUS

However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category/(1)/:

                           MODEL PORTFOLIO OPTION 2
                     (RIDER DATE PRIOR TO OCTOBER 1, 2004)
--------------------------------------------------------------------------------
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D
--------------------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
--------------------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account

Oppenheimer High Income/VA - Service Shares Sub-Account/(5)/

Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account
UIF U.S. Real Estate, Class II Sub-Account

--------------------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
Lord Abbett Series - Fundamental Equity Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account

Lord Abbett Series - Mid-Cap Stock Sub-Account/(6)/
Oppenheimer Balanced/VA - Service Shares Sub-Account/(5)/

Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account

Putnam VT Research - Class IB Sub-Account/(2)/
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account
Putnam VT Global Utilities - Class IB Sub-Account/(2)/

Invesco Van Kampen V.I. Equity and Income - Series II Sub-Account

UIF Mid Cap Growth, Class II Sub-Account
Invesco Van Kampen V.I. American Value - Series I Sub-Account and Invesco Van Kampen V.I. American Value Fund - Series II Sub-Account/(3)(6)/

Invesco Van Kampen V.I. Comstock - Series II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------
CATEGORY D
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account

Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(5)/

Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Putnam VT Global Health Care - Class IB Sub-Account/(2)/

Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account

Putnam VT Multi-Cap Growth Fund - Class IB Sub-Account/(2)/

Putnam VT Voyager - Class IB Sub-Account

UIF Growth, Class I Sub-Account
UIF Growth, Class II Sub-Account/(3)/
UIF Global Franchise, Class II Sub-Account
UIF Small Company Growth, Class II Sub-Account
Invesco Van Kampen V.I. American Franchise, Class II Sub-Account/(6)/ Invesco Van Kampen V.I. Mid Cap Growth, Class II Sub-Account/(4)/

--------------------------------------------------------------------------------

THE FOLLOWING VARIABLE SUB-ACCOUNTS ARE NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004): FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT AND FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT. INSTEAD, THE FIDELITY VIP FREEDOM FUNDS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS (SEE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE).

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*


(2)The Putnam VT Global Health Care - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Multi-Cap Growth - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(3)The UIF Growth, Class II Sub-Account and the Invesco Van Kampen V.I. American Value - Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Growth, Class I Sub-Account and the Invesco Van Kampen V.I. American Value - Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco Van Kampen V.I. American Value - Series II Sub-Account.


                               27     PROSPECTUS

(4)Effective May 1, 2006, the Invesco Van Kampen V.I. Mid Cap Growth - Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(5)Effective as of August 30, 2010, the following Variable Sub-Accounts closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:


  Oppenheimer High Income/VA - Service Shares Sub-Account Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account

  Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:

  Oppenheimer Balanced/VA - Service Shares Sub-Account

  Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.




(6)Effective May 1, 2012, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Lord Abbett Series Fund - Mid-Cap      Lord Abbett Series Fund - Mid-Cap
                 Value                                  Stock
 -----------------------------------------------------------------------------



  Effective on or after April 30, 2012, the following Portfolios will change their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid-Cap Value    Invesco Van Kampen V.I. American
              - Series I                          Value - Series I
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid-Cap Value    Invesco Van Kampen V.I. American
              - Series II                         Value - Series II
 -----------------------------------------------------------------------------
        Invesco Van Kampen V.I.           Invesco Van Kampen V.I. American
      Capital Growth - Series II                Franchise - Series II
 -----------------------------------------------------------------------------


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED.

Rider Date on or after October 1, 2004

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)/(1)/:

                           MODEL PORTFOLIO OPTION 2
                   (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
--------------------------------------------------------------------------------
                                   Available
--------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - Fundamental Equity Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account

Lord Abbett Series - Mid-Cap Stock Sub-Account/(5)/
Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(4)/ Oppenheimer Balanced/VA - Service Shares Sub-Account/(4)/

Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account

Oppenheimer High Income/VA - Service Shares Sub-Account/(4)/

Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account/(5)/

Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account

Putnam VT George Putnam Balanced Fund - Class IB Sub-Account

Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account
UIF Equity and Income, Class II Sub-Account
UIF Global Franchise, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
Invesco Van Kampen V.I. American Value, Class I Sub-Account & Invesco Van Kampen V.I. American Value, Class II Sub-Account/(2)(5)/
UIF U.S. Real Estate, Class II Sub-Account
Invesco Van Kampen V.I. American Franchise - Series II Sub-Account/(5)/

Invesco Van Kampen V.I. Comstock - Class II Sub-Account
Invesco Van Kampen V.I. Growth and Income - Series II Sub-Account

                               28     PROSPECTUS

--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
UIF Growth, Class I Sub-Account &

UIF Growth, Class II Sub-Account/(2)/
UIF Small Company Growth, Class II Sub-Account
Invesco Van Kampen V.I. Mid Cap Growth - Series II Sub-Account/(3)/

--------------------------------------------------------------------------------

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*


(2)The UIF Growth, Class II Sub-Account and the Invesco Van Kampen V.I. American Value - Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Growth, Class I Sub-Account and the Invesco Van Kampen V.I. American Value - Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco Van Kampen V.I. American Value - Series II Sub-Account.

(3)Effective May 1, 2006, the Invesco Van Kampen V.I. Mid Cap Growth - Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(4)Effective as of August 30, 2010, the following Variable Sub-Accounts closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:


  Oppenheimer High Income/VA - Service Shares Sub-Account Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account

  Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:

  Oppenheimer Balanced/VA - Service Shares Sub-Account

  Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.




(5)Effective May 1, 2012, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Lord Abbett Series Fund - Mid-Cap      Lord Abbett Series Fund - Mid-Cap
                 Value                                  Stock
 -----------------------------------------------------------------------------



  Effective on or after April 30, 2012, the following Portfolios will change their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid-Cap Value    Invesco Van Kampen V.I. American
              - Series I                          Value - Series I
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid-Cap Value    Invesco Van Kampen V.I. American
              - Series II                         Value - Series II
 -----------------------------------------------------------------------------
        Invesco Van Kampen V.I.           Invesco Van Kampen V.I. American
      Capital Growth - Series II                Franchise - Series II
 -----------------------------------------------------------------------------


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.

CANCELLATION OF THE TRUERETURN OPTION.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or

                               29     PROSPECTUS

Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

DEATH OF OWNER OR ANNUITANT.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 77 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

RIDER TRADE-IN OPTION.

We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering any of these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, a new SureIncome Plus Option, or a new SureIncome For Life Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new Withdrawal
    Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you

                               30     PROSPECTUS
   select the SureIncome or SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.

TERMINATION OF THE TRUERETURN OPTION.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS.

If you choose one of the Fidelity VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity VIP Freedom Funds Model Portfolio Options we will invest your Contract Value entirely into the Fidelity VIP Freedom Sub-Account associated with the Fidelity VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity VIP Freedom Sub-Account associated with each Fidelity VIP Freedom Funds Model Portfolio Option:

   FIDELITY VIP FREEDOM FUNDS MODEL             FIDELITY VIP FREEDOM
           PORTFOLIO OPTIONS                         SUB-ACCOUNT
 -----------------------------------------------------------------------------
   Fidelity VIP Freedom Income Fund     Fidelity VIP Freedom Income - Service
        Model Portfolio Option                   Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2010 Fund Model    Fidelity VIP Freedom 2010 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2020 Fund Model    Fidelity VIP Freedom 2020 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2030 Fund Model    Fidelity VIP Freedom 2030 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------

The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

WITHDRAWAL BENEFIT OPTIONS
"WITHDRAWAL BENEFIT OPTIONS" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.

Some broker-dealers or banks may limit the availability of one or more Withdrawal Benefit Option. Your individual sales representative will describe any limitations to you.

SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option ("SureIncome Option"), which is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome

                               31     PROSPECTUS

Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

We may discontinue offering, at any time without prior notice, the SureIncome Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

                               32     PROSPECTUS

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

                               33     PROSPECTUS

INVESTMENT REQUIREMENTS

If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.

CANCELLATION OF THE SUREINCOME OPTION

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

RIDER TRADE-IN OPTION

We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We currently offer the SureIncome Option or SureIncome Plus Withdrawal Benefit Option as New SureIncome Options available under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a Withdrawal Benefit Option and TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New SureIncome Option or any New Option will be made a part of your
    Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New SureIncome
    Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

DEATH OF OWNER OR ANNUITANT

If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

TERMINATION OF THE SUREINCOME OPTION

The SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

                               34     PROSPECTUS

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments plus any applicable credit enhancements, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE". Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT"). This death benefit option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 73.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code
Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and

                               35     PROSPECTUS

Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Plus Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See RIDER TRADE-IN OPTION, above, under SUREINCOME WITHDRAWAL BENEFIT OPTION for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

                               36     PROSPECTUS

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME PLUS OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code
Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.

DEATH OF OWNER OR ANNUITANT

If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

                               37     PROSPECTUS

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section (page 73) for more details on the SureIncome ROP Death Benefit.

TERMINATION OF THE SUREINCOME PLUS OPTION

The SureIncome Plus Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SUREINCOME COVERED LIFE" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE" as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT"). This Option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 73.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

                               38     PROSPECTUS

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. AFTER THIS DATE THE WITHDRAWAL BENEFIT FACTOR WILL NOT CHANGE.

We currently offer the following Withdrawal Benefit Factors:

                   ATTAINED AGE OF
               SUREINCOME COVERED LIFE WITHDRAWAL BENEFIT FACTOR
               ----------------------- -------------------------
                       50 - 59                     4%
                       60 - 69                     5%
                       70    +                     6%

The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. THE WITHDRAWAL BENEFIT FACTOR USED IN ALL FUTURE CALCULATIONS WILL NOT CHANGE.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS)

                               39     PROSPECTUS
multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

..   If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

IF THE BENEFIT PAYMENT IS REDUCED TO ZERO, THE SUREINCOME FOR LIFE OPTION WILL TERMINATE.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

                               40     PROSPECTUS

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.

DEATH OF OWNER OR ANNUITANT

If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal,

                               41     PROSPECTUS
but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.

Refer to the DEATH BENEFITS section page 73 for more details on the SureIncome ROP Death Benefit.

TERMINATION OF THE SUREINCOME FOR LIFE OPTION

The SureIncome For Life Option will terminate on the earliest of the following to occur:

..   The Benefit Payment is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

..   On the date the SureIncome For Life Option is cancelled as detailed under
    Death of Owner or Annuitant section above;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.

INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a MODEL PORTFOLIO OPTION available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest to an available Model Portfolio Option; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                          * MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------------------------

NOTE: THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE FIRST MADE AVAILABLE IN CONNECTION WITH A WITHDRAWAL BENEFIT OPTION ON MAY 1, 2005. ANY TRUEBALANCE MODEL PORTFOLIOS OFFERED UNDER THE TRUEBALANCE ASSET ALLOCATION PROGRAM PRIOR TO MAY 1, 2005, MAY NOT BE USED IN CONNECTION WITH A WITHDRAWAL BENEFIT OPTION.

                               42     PROSPECTUS

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available" and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows/(1)/:

                                   Available
--------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - Fundamental Equity Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account

Lord Abbett Series - Mid-Cap Stock Sub-Account/(5)/
Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(4)/ Oppenheimer Balanced/VA - Service Shares Sub-Account/(4)/

Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account

Oppenheimer High Income/VA - Service Shares Sub-Account/(4)/

Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

Oppenheimer Main Street Small- & Mid-Cap(R)/VA - Service Shares Sub-Account

Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT George Putnam Balanced Fund - Class IB

Sub-Account

Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account
UIF Equity and Income, Class II Sub-Account
UIF Global Franchise, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
Invesco Van Kampen V.I. American Value, Class I Sub-Account &
Invesco Van Kampen V.I. American Value, Class II Sub-Account/(2)(5)/ UIF U.S. Real Estate, Class II Sub-Account
Invesco Van Kampen V.I. American Franchise - Series II Sub-Account/(5)/

Invesco Van Kampen V.I. Comstock - Series II Sub-Account
Invesco Van Kampen V.I. Growth and Income - Series II, Class II Sub-Account
--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
UIF Growth, Class I Sub-Account &

UIF Growth, Class II Sub-Account/(2)/
UIF Small Company Growth, Class II Sub-Account
Invesco Van Kampen V.I. Mid Cap Growth - Series II Sub-Account/(3)/

--------------------------------------------------------------------------------

                               43     PROSPECTUS

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities -Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.*


(2)The UIF Growth, Class II Sub-Account and the Invesco Van Kampen V.I. American Value - Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Growth, Class I Sub-Account and the Invesco Van Kampen V.I. American Value - Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco Van Kampen V.I. American Value - Series II Sub-Account.

(3)Effective May 1, 2006, the Invesco Van Kampen V.I. Mid Cap Growth - Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(4)Effective as of August 30, 2010, the following Variable Sub-Accounts closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:


  Oppenheimer High Income/VA - Service Shares Sub-Account Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account

  Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:

  Oppenheimer Balanced/VA - Service Shares Sub-Account

  Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.




(5)Effective May 1, 2012, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Lord Abbett Series Fund - Mid-Cap      Lord Abbett Series Fund - Mid-Cap
                 Value                                  Stock
 -----------------------------------------------------------------------------



  Effective on or after April 30, 2012, the following Portfolios will change their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid-Cap Value    Invesco Van Kampen V.I. American
              - Series I                          Value - Series I
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid-Cap Value    Invesco Van Kampen V.I. American
              - Series II                         Value - Series II
 -----------------------------------------------------------------------------
        Invesco Van Kampen V.I.           Invesco Van Kampen V.I. American
      Capital Growth - Series II                Franchise - Series II
 -----------------------------------------------------------------------------


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD ANY WITHDRAWAL BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH A WITHDRAWAL BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio
Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.
INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 59 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.


For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

                               44     PROSPECTUS

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617 OR GO TO WWW.ACCESSALLSTATE.COM.
* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, Certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date. Please see page 48 for more information.



PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISER:
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)               Long-term capital appreciation                          FIDELITY MANAGEMENT &
 Portfolio--Service Class 2                                                                      RESEARCH COMPANY
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010                High total return with a secondary objective of
 Portfolio--Service Class 2               principal preservation as the fund approaches its
                                          target date and beyond                                 STRATEGIC ADVISORS, INC.
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020                High total return with a secondary objective of
 Portfolio--Service Class 2               principal preservation as the fund approaches its
                                          target date and beyond
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030                High total return with a secondary objective of
 Portfolio--Service Class 2               principal preservation as the fund approaches its
                                          target date and beyond
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income              High total return with a secondary objective of
 Portfolio--Service Class 2               principal preservation
-------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock                To achieve capital appreciation                         FIDELITY MANAGEMENT &
 Portfolio--Service Class 2                                                                      RESEARCH COMPANY
-------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                   Investment results that correspond to the total return
 Portfolio--Service Class 2               of common stocks publicly traded in the United
                                          States as represented by the Standard & Poor's
                                          500/(SM)/ Index (S&P 500(R))
-------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio--Service  Long-term growth of capital
 Class 2
-------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income         Capital appreciation with current income as a
 Securities Fund--Class 2                 secondary goal.
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities         Maximize income while maintaining prospects for
 Fund--Class 2                            capital appreciation.
-------------------------------------------------------------------------------------------------FRANKLIN ADVISERS, INC.
FTVIP Franklin Large Cap Growth          Capital appreciation
 Securities Fund--Class 2
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth      Long-term capital growth.
 Securities Fund--Class 2/(1)/
-------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government           Income
 Fund--Class 2
-------------------------------------------------------------------------------------------------
FTVIP Templeton Global Bond              High current income, consistent with preservation of
 Securities Fund--Class 2/(1)/            capital, with capital appreciation as a secondary
                                          consideration.
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value           Long-term total return.                                 FRANKLIN ADVISORY SERVICES,
 Securities Fund-- Class 2                                                                       LLC
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Global Discovery            Capital appreciation
 Securities Fund-- Class 2                                                                       FRANKLIN MUTUAL ADVISERS,
-------------------------------------------------------------------------------------------------LLC
FTVIP Mutual Shares Securities           Capital appreciation with income as a secondary goal
 Fund--Class 2
-------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets       Long-term capital appreciation.                         TEMPLETON ASSET
 Securities Fund--Class 2                                                                        MANAGEMENT LTD.
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities       Long-term capital growth.                               TEMPLETON INVESTMENT
 Fund--Class 2                                                                                   COUNSEL, LLC
-----------------------------------------------------------------------------------------------------------------------------


                               45     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                    INVESTMENT ADVISER:
-------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund                  Long-term growth of capital and income without
 Inc.--Fundamental Equity Portfolio       excessive fluctuations in market value
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund                  High current income and the opportunity for capital
 Inc.--Bond-Debenture Portfolio           appreciation to produce a high total return             LORD, ABBETT & CO. LLC
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc.--Growth     Long-term growth of capital and income without
 and Income Portfolio                     excessive fluctuations in market value
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc.--Growth     Capital appreciation
 Opportunities Portfolio
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc.--Mid-Cap    Capital appreciation through investments, primarily
 Stock Portfolio/(6)/                     in equity securities, which are believed to be
                                          undervalued in the marketplace
--------------------------------------------------------------------------------------------------
Oppenheimer Small- & Mid-Cap Growth      Capital appreciation by investing in "growth type"
 Fund/ VA--Service Shares/(5)/            companies.
--------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA--Service    A high total investment return, which includes
 Shares/(5)/                              current income and capital appreciation in the
                                          value of its shares.
--------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA--Service   High level of current income. As a secondary
 Shares                                   objective, the Portfolio seeks capital appreciation     OPPENHEIMERFUNDS, INC.
                                          when consistent with its primary objective.
--------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation         Capital appreciation by investing in securities of well-
 Fund/VA-- Service Shares                 known, established companies.
--------------------------------------------------------------------------------------------------
Oppenheimer Global Securities            Long-term capital appreciation by investing a
 Fund/VA--Service Shares                  substantial portion of assets in securities of foreign
                                          issuers, growth-type companies, cyclical industries
                                          and special situations that are considered to have
                                          appreciation possibilities.
--------------------------------------------------------------------------------------------------
Oppenheimer High Income                  A high level of current income from investment in
 Fund/VA--Service Shares/(5)/             high-yield, fixed-income securities.
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street                  High total return.
 Fund(R)/VA--Service Shares
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small- &         Capital appreciation.
 Mid-Cap Fund(R)/VA--Service Shares
--------------------------------------------------------------------------------------------------
Oppenheimer Global Strategic Income      A high level of current income principally derived
 Fund/VA-- Service Shares                 from interest on debt securities.
--------------------------------------------------------------------------------------------------


                               46     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISER:
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund--Class IB   Capital growth and current income.
-------------------------------------------------------------------------------------------------
Putnam VT George Putnam Balanced         To provide a balanced investment composed of a well
 Fund--Class IB                           diversified portfolio of stocks and bonds, which
                                          produce both capital growth and current income.
-------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation        Long-term return consistent with the preservation of
 Fund--Class IB                           capital.
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund--Class  Capital growth and current income.
 IB
-------------------------------------------------------------------------------------------------
Putnam VT Global Health Care             Capital appreciation.
 Fund--Class IB/(2)/                                                                             PUTNAM INVESTMENT
-------------------------------------------------------------------------------------------------MANAGEMENT, LLC
Putnam VT High Yield Fund--Class IB      High current income. Capital growth is a secondary      ("PUTNAM MANAGEMENT")
                                          goal when consistent with achieving high current
                                          income.
-------------------------------------------------------------------------------------------------
Putnam VT Income Fund--Class IB          High current income consistent with what Putnam
                                          Management believes to be prudent risk.
-------------------------------------------------------------------------------------------------
Putnam VT International Equity           Capital appreciation.
 Fund--Class IB
-------------------------------------------------------------------------------------------------
Putnam VT Investors Fund--Class IB       Long-term growth of capital and any increased
                                          income that results from this growth.
-------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund--Class IB    As high a rate of current income as Putnam
                                          Management believes is consistent with
                                          preservation of capital and maintenance of
                                          liquidity.
-------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap Growth Fund--Class   Long-term capital appreciation.
 IB
-------------------------------------------------------------------------------------------------
Putnam VT Research Fund--Class IB/(2)/   Capital appreciation.
-------------------------------------------------------------------------------------------------
Putnam VT Global Utilities Fund--Class   Capital growth and current income.
 IB/(2)/
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund--Class IB         Capital appreciation.
-------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class I & UIF      Long-term capital appreciation by investing primarily
 Growth Portfolio, Class II/(5)/          in growth-oriented equity securities of large
                                          capitalization companies.
-------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio,     High total return by investing primarily in fixed
 Class II                                 income securities of government and government-        MORGAN STANLEY INVESTMENT
                                          related issuers and, to a lesser extent, of corporate  MANAGEMENT INC.
                                          issuers in emerging market countries.
-------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II Long-term capital appreciation.
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class II   Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio,      Long-term capital appreciation by investing primarily
 Class II                                 in growth-oriented equity securities of small
                                          companies.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------


                               47     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                               INVESTMENT ADVISER:
--------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. American         Capital appreciation.
 Franchise Fund, Series II/(6)/
---------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Comstock         Capital growth and income through investments in
 Portfolio, Series II                     equity securities, including common stocks,
                                          preferred stocks and securities convertible into   INVESCO ADVISERS, INC.
                                          common and preferred stocks.
---------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Equity and       Capital appreciation and current income.
 Income Portfolio--Series II
---------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Growth and       Long-term growth of capital and income.
 Income Portfolio, Series II
---------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap Growth   Capital growth
 Portfolio, Series II/(3)/
---------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. American Value   Above-average total return over a market cycle of
 Fund-- Series I & Invesco Van Kampen     three to five years by investing in common stocks
 V.I. American Value Fund--Series         and other equity securities.
 II/(4)(6)/
---------------------------------------------------------------------------------------------


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue those investments. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Global Health Care - Class IB Sub-Account, Putnam VT Multi-Cap Growth - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Global Utilities - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Invesco Van Kampen V.I. Mid Cap Growth Fund - Series II no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


(4) The Variable Sub-Accounts that invest in the UIF Growth Portfolio, Class II and the Invesco Van Kampen V.I. American Value Fund - Series II are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004, may only invest in the Variable Sub-Accounts that invest in the UIF Growth Portfolio, Class I and the Invesco Van Kampen V.I. American Value Fund - Series I Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco Van Kampen V.I. American Value Fund - Series II.

(5)Effective as of August 30, 2010, the following Variable Sub-Accounts closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:


  Oppenheimer High Income/VA - Service Shares Sub-Account Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account

  Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:

  Oppenheimer Balanced/VA - Service Shares Sub-Account

  Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.




(6)Effective May 1, 2012, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Lord Abbett Series Fund - Mid-Cap      Lord Abbett Series Fund - Mid-Cap
                 Value                                  Stock
 -----------------------------------------------------------------------------



  Effective on or after April 30, 2012, the following Portfolios will change their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid-Cap Value    Invesco Van Kampen V.I. American
              - Series I                          Value - Series I
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid-Cap Value    Invesco Van Kampen V.I. American
              - Series II                         Value - Series II
 -----------------------------------------------------------------------------
        Invesco Van Kampen V.I.           Invesco Van Kampen V.I. American
      Capital Growth - Series II                Franchise - Series II
 -----------------------------------------------------------------------------


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL

                               48     PROSPECTUS

MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
THE TRUEBALANCE ASSET ALLOCATION PROGRAM ("TRUEBALANCE PROGRAM") IS NO LONGER OFFERED FOR NEW ENROLLMENTS. IF YOU ENROLLED IN THE TRUEBALANCE PROGRAM PRIOR TO JANUARY 31, 2008, YOU MAY REMAIN IN THE PROGRAM. IF YOU TERMINATE YOUR ENROLLMENT OR OTHERWISE TRANSFER YOUR CONTRACT VALUE OUT OF THE PROGRAM, YOU MAY NOT RE-ENROLL.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Allstate Life and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life's Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are

                               49     PROSPECTUS
invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005. TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005, ARE NOT AVAILABLE WITH THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITH THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITHOUT THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed

                               50     PROSPECTUS

Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio allocations. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 57.

This option allows you to allocate purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Money Market Variable Sub- Account in this manner may not be consistent with the theory of dollar cost averaging described on page 57.

                               51     PROSPECTUS

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("STANDARD FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For ALLSTATE ADVISOR CONTRACTS, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. FOR ALLSTATE ADVISOR PLUS AND ALLSTATE ADVISOR PREFERRED CONTRACTS, WE CURRENTLY ARE NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Standard Fixed Guarantee Period
    Account. Withdrawal charges and taxes may apply.

                               52     PROSPECTUS

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

..   you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

..   you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with ALLSTATE ADVISOR PLUS and ALLSTATE ADVISOR PREFERRED CONTRACTS.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods"). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your sales representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("TREASURY RATE") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate

                               53     PROSPECTUS
for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market

                               54     PROSPECTUS

Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

                               55     PROSPECTUS

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or

                               56     PROSPECTUS
minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income - Class IB Sub-Account and 60% to be in the Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income - Class IB Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income
   - Class IB Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account so that the percentage allocations would again be 40% and 60%, respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

EXPENSES
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you

                               57     PROSPECTUS
withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

..   for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

..   for a Contract Anniversary if, on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                    ALLSTATE ADVISOR                   1.10%
                    ----------------------------------------
                    ALLSTATE ADVISOR PLUS              1.40%
                    ----------------------------------------
                    ALLSTATE ADVISOR PREFERRED
                    (5-YEAR WITHDRAWAL CHARGE OPTION)  1.40%
                    ----------------------------------------
                    ALLSTATE ADVISOR PREFERRED
                    (3-YEAR WITHDRAWAL CHARGE OPTION)  1.50%
                    ----------------------------------------
                    ALLSTATE ADVISOR PREFERRED
                    (NO WITHDRAWAL CHARGE OPTION)      1.60%
                    ----------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE ADVISOR PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..   MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. For Contract Owners who added the MAV Death Benefit Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. For Contract Owners who added the Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

   . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

   . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

   The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse

                               58     PROSPECTUS

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   elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

..   Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select; however, we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months

                               59     PROSPECTUS

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from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 1 prior to
May 1, 2003, the annual Rider Fee is 0.25%. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual Rider Fee is 0.45%. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

WITHDRAWAL BENEFIT OPTION FEE
We charge separate annual Rider Fees for each of the SureIncome Option (the "SUREINCOME OPTION FEE"), the SureIncome Plus Option (the "SUREINCOME PLUS OPTION FEE"), and the SureIncome For Life Option (the "SUREINCOME FOR LIFE OPTION FEE"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "WITHDRAWAL BENEFIT OPTION FEES". "WITHDRAWAL BENEFIT OPTION FEE" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit

                               60     PROSPECTUS

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Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 13. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 53 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..   The Free Withdrawal Amount described above; or

..   Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will

                               61     PROSPECTUS

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treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.

ALL CONTRACTS

We do not apply a withdrawal charge in the following situations:

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant's confinement at the long term care facility or hospital, and

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"DUE PROOF " includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"DUE PROOF " includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF " includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

                               62     PROSPECTUS

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You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses see page 13. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, receives compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 64.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 52.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the

                               63     PROSPECTUS
request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-457-7617 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must

                               64     PROSPECTUS
specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner

                               65     PROSPECTUS
until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

..   You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..   You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

PAYOUT WITHDRAWAL

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

                               66     PROSPECTUS

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

PAYOUT WITHDRAWAL CHARGE

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                    Number of Complete Years Since We Received the Purchase
                                    Payment Being Withdrawn/Applicable Charge:
 CONTRACT:                           0      1      2      3      4      5     6     7    8+
 --------------------------------------------------------------------------------------------
 Allstate Advisor                     7%     7%     6%     5%     4%     3%   2%     0%  0%
 Allstate Advisor Plus              8.5%   8.5%   8.5%   7.5%   6.5%   5.5%   4%   2.5%  0%
 Allstate Advisor Preferred with:
  5-Year Withdrawal Charge Option     7%     6%     5%     4%     3%     0%
  3-Year Withdrawal Charge Option     7%     6%     5%     0%
  No Withdrawal Charge Option                         None

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semiannual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

                               67     PROSPECTUS

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..   The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

..   You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..   You may apply the Income Protection Benefit Option to more than one Income
    Plan.

..   The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

..   You may only add the Income Protection Benefit Option on the Payout Start
    Date and, once added, the option cannot be cancelled.

..   You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..   You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets

                               68     PROSPECTUS
supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement/(1)/:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

Fidelity VIP Freedom Income - Service Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
--------------------------------------------------------------------------------

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - Fundamental Equity Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account

Lord Abbett Series - Mid-Cap Stock Sub-Account/(6)/
Oppenheimer Balanced/VA - Service Shares Sub-Account/(5)/

Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account

Oppenheimer High Income/VA Sub-Account/(5)/

Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

Oppenheimer Main Street Small- & Mid-Cap(R)/VA - Service Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account

Putnam VT Research - Class IB Sub-Account/(4)/
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account
Putnam VT Global Utilities - Class IB Sub-Account/(4)/

Putnam VT Voyager - Class IB Sub-Account
Invesco Van Kampen V.I. Comstock - Series II, Class II Sub-Account Invesco Van Kampen V.I. Growth and Income - Series II Sub-Account
Invesco Van Kampen V.I. Equity and Income - Series II Sub-Account

UIF Growth, Class II Sub-Account (Class I & II)/(2)/
UIF Global Franchise, Class II Sub-Account
Invesco Van Kampen V.I. American Value - Series II Sub-Account (Class I &
II)/(2)(6)/
UIF U.S. Real Estate, Class II Sub-Account

--------------------------------------------------------------------------------

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

Fidelity VIP Growth Stock - Service Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account

Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(5)/ Putnam VT Global Health Care - Class IB Sub-Account/(4)/
Putnam VT Multi-Cap Growth - Class IB Sub-Account/(4)/
UIF Emerging Markets Debt, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
UIF Small Company Growth, Class II Sub-Account
Invesco Van Kampen V.I. American Franchise - Series II Sub-Account/(6)/

Invesco Van Kampen V.I. Mid Cap Growth - Series II Sub-Account/(3)/
--------------------------------------------------------------------------------
(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account, and the FTVIP Templeton Global Bond Securities - Class
   2 Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolios in accordance with that program.*


(2)The UIF Growth, Class II Sub-Account and the Invesco Van Kampen V.I. American Value - Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may only invest in the UIF Growth, Class I Sub-Account and the Invesco Van Kampen V.I. American Value - Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco Van Kampen V.I. American Value - Series II Sub-Account.


(3)Effective May 1, 2006, the Invesco Van Kampen V.I. Mid Cap Growth Fund - Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.*


(4)Effective October 1, 2004, the Putnam VT Global Health Care - Class IB Sub-Account, Putnam VT Multi-Cap Growth - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account, and the Putnam VT Global Utilities - Class IB Sub-Account closed to new investments.*

(5)Effective as of August 30, 2010, the following Variable Sub-Accounts closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:


  Oppenheimer High Income/VA - Service Shares Sub-Account

  Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account

                               69     PROSPECTUS

  Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:

  Oppenheimer Balanced/VA - Service Shares Sub-Account

  Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.




(6)Effective May 1, 2012, the following Portfolio changed its name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Lord Abbett Series Fund - Mid-Cap      Lord Abbett Series Fund - Mid-Cap
                 Value                                  Stock
 -----------------------------------------------------------------------------



  Effective on or after April 30, 2012, the following Portfolios will change their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid-Cap Value    Invesco Van Kampen V.I. American
              - Series I                          Value - Series I
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Mid-Cap Value    Invesco Van Kampen V.I. American
              - Series II                         Value - Series II
 -----------------------------------------------------------------------------
        Invesco Van Kampen V.I.           Invesco Van Kampen V.I. American
      Capital Growth - Series II                Franchise - Series II
 -----------------------------------------------------------------------------


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF YOU CHOOSE TO ADD THE INCOME PROTECTION BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THE INCOME PROTECTION BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection
Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program, except for Contract Owners who added RIG 1 or RIG 2 prior to May 1, 2003. For Contract Owners who added RIG 1 or RIG 2 on or after May 1, 2003, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd
Contract Anniversary after January 1, 2004. If you do not

                               70     PROSPECTUS

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cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details. The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

..   The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary.

..   The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

..   You must select Fixed Amount Income Payments only.

..   You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

   . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

   . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

..   The Guaranteed Retirement Income Benefit; or

..   For fixed income payments, the Contract Value, adjusted by any applicable
    Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary (0.25% for Contract Owners who added RIG 1 prior to May 1, 2003). The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary (0.45% for Contract Owners who added RIG 2 prior to May 1,
2003). These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   The date the Contract is terminated;

..   If the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

..   The Payout Start Date; or

..   For Contract Owners who added a RIG 1 or RIG 2 Option on or after May 1,
    2003, if you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

                               71     PROSPECTUS

Otherwise, the options may not be terminated or cancelled.

CALCULATION OF INCOME BASE.

On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR
    PLUS CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the Payout Start Date; minus

..   RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

..   In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

..   In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

..   Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

..   On each Contract Anniversary until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or

                               72     PROSPECTUS
the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

..   A certified copy of the death certificate;

..   A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

..   Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

..   If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the "DEATH BENEFIT."

..   If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

..   MAV Death Benefit Option

..   Enhanced Beneficiary Protection (Annual Increase) Option

..   Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

..   The Contract Value;

..   The Settlement Value;

..   The ROP Death Benefit;

..   The MAV Death Benefit Option (if selected);

..   The Enhanced Beneficiary Protection (Annual Increase) Option (if selected);
    or

..   The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* THE SUREINCOME ROP DEATH BENEFIT UNDER THE SUREINCOME FOR LIFE OPTION IS ONLY INCLUDED IN THE CALCULATION OF THE DEATH BENEFIT UPON THE DEATH OF THE SUREINCOME COVERED LIFE. IF A CONTRACT OWNER,

                               73     PROSPECTUS

ANNUITANT OR CO-ANNUITANT WHO IS NOT THE SUREINCOME COVERED LIFE DIES, THE SUREINCOME ROP DEATH BENEFIT IS NOT APPLICABLE.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

   The sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.

The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 73), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

..   Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

..   On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 77, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and withdrawals); or

..   The date we next determine the Death Proceeds.

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.

The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

   (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by withdrawal adjustments for withdrawals until the death

                               74     PROSPECTUS
benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit CAP is equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR
    PLUS CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

..   Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 77, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS); or

..   The date we next determine the Death Proceeds.

EARNINGS PROTECTION DEATH BENEFIT OPTION.

The "EARNINGS PROTECTION DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

..   0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

..   0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

..   100% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
    Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

..   50% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
    Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   25% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

IN-FORCE EARNINGS are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

IN-FORCE PREMIUM is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

                               75     PROSPECTUS

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 77 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

..   The Rider Date will be changed to the date we determine the Death Proceeds;

..   The In-Force Premium is equal to the Contract Value as of the new Rider
    Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

..   The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

..   The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   the date the Contract is terminated;

..   if, upon the death of the Contract Owner, the Contract is continued under
    Option D as described in the Death of Owner section on page 77, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

..   if the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

..   on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

..   on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

..   the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.

DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

New Contract Owner Categories

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in

                               76     PROSPECTUS
the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..   Over the life of the New Contract Owner; or

..   For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

..   Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market - Class IB Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market - Class IB Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

..   One year of the date of death;

..   The same calendar year as the date we receive the first Complete Request for Settlement; and

..   One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds

                               77     PROSPECTUS
as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

DEATH OF ANNUITANT

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

..   The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

..   The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories

CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market
- Class IB Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

..   The individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA.

..   The Contract Owner's spouse must be the sole Primary Beneficiary of the
    Contract and will be the named Co-Annuitant.

..   The Contract Owner must be age 90 or younger on the Rider Application Date;
    and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date.

..   On or after May 1, 2005, the Option may be added only when we issue the
    Contract or within 6 months

                               78     PROSPECTUS
   of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

..   upon the death of the Co-Annuitant (as of the date we determine the Death
    Proceeds);

..   upon the death of the Contract Owner (as of the date we determine the Death
    Proceeds);

..   on the date the Contract is terminated;

..   on the Payout Start Date; or

..   on the date you change the beneficiary of the Contract and the change is accepted by us;

..   for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

..   for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

..   The Co-Annuitant must have been your legal spouse on the date of his or her death; and

..   Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

..   The beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

..   The Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   The Co-Annuitant must be the legal spouse of the Annuitant. Only one
    Co-Annuitant may be named.

..   The Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

..   The Annuitant must be age 90 or younger on the CSP Application Date.

..   The Co-Annuitant must be age 79 or younger on the CSP Application Date.

..   On or after May 1, 2005, the CSP may be added only when we issue the
    Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

..   We have made no payments under any Income Plan.

..   There is an annual Rider Fee of 0.10% of the Contract Value for new Options
    added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

                               79     PROSPECTUS

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

..   The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

..   The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

..   The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

..   On the date CSP is terminated as described above; or

..   Upon the death of the Annuitant; or

..   Upon the death of the Co-Annuitant; or

..   On the date the Contract is terminated; or

..   On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT.  This section applies if:

..   The CSP Conditions are met.

   . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

   .   We have received proof satisfactory to us that the Co-Annuitant has died.

   . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

   . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

..   The Co-Annuitant was the legal spouse of the Annuitant on the date of
    Annuitant's death.

..   The Owner does not thereafter name a new Co-Annuitant; and

..   The Owner of the Custodial traditional IRA, Custodial Roth IRA, or
    Custodial Simplified Employee Pension IRA remains the Custodian; and

..   The Contract may only be continued once.

MORE INFORMATION
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ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate

                               80     PROSPECTUS

Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I ("Variable Account") in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invest in the same Portfolio (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will

                               81     PROSPECTUS
comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION. Allstate Distributors, L.L.C., located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:
(1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and
(4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that Allstate Distributors paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Allstate Life does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales

                               82     PROSPECTUS

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of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2011, consisted of the following:
Keane BPO, LLC (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to

                               83     PROSPECTUS
your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values

                               84     PROSPECTUS
among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

PARTIAL ANNUITIZATION

Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner

                               85     PROSPECTUS
   for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract, and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples, domestic partners or same-sex marriages. You should be aware, however, that federal tax law does not recognize civil union couples, domestic partners or marriage spouses of the same sex. Therefore, we cannot permit a same-sex civil union partner, domestic partner or spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first same-sex civil union partner, domestic partner or spouse. Civil union couples, domestic partners and spouses of the same sex should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


MEDICARE TAX ON NET INVESTMENT INCOME The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. For exchanges occurring between June 30, 2008 and October 23, 2011, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from,


                               86     PROSPECTUS

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annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contract owner is at least 591/2 or dies; or becomes totally disabled or obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract

                               87     PROSPECTUS
features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

                               88     PROSPECTUS

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive

                               89     PROSPECTUS
permitting tax-free IRA distributions for charitable purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 extended this provision until the end of 2011. As of 2012, this provision expired and has not been extended. It is possible Congress will extend this provision retroactively to include some or all of 2012.


For distributions in tax years beginning after 2005 and before 2012, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to

                               90     PROSPECTUS
use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan,

                               91     PROSPECTUS
employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------


Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2011, is incorporated herein by reference, which means that it is legally a part of this prospectus.


All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-202-551-8090.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.

                               92     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS
       ---------------------------------------------------------------------
       THE CONTRACTS
       ---------------------------------------------------------------------
       CALCULATION OF ACCUMULATION UNIT VALUES
       ---------------------------------------------------------------------
       CALCULATION OF VARIABLE INCOME PAYMENTS
       ---------------------------------------------------------------------

--------------------------------------------------------------------------------

                       GENERAL MATTERS
                       ------------------------------------
                       EXPERTS
                       ------------------------------------
                       FINANCIAL STATEMENTS
                       ------------------------------------
                       APPENDIX A
                       ------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               93     PROSPECTUS

APPENDIX A
ALLSTATE ADVISOR CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------

                                                              Advisor Preferred
Feature            Advisor       Advisor Plus   -----------------------------------------------
                                                    5-year           3-year
                                                  Withdrawal       Withdrawal     No Withdrawal
                                                Charge Option    Charge Option    Charge Option
--------------- --------------  --------------  ---------------  ---------------  ---------------
                                up to 5%
                                depending on
                                issue age and
                                amount of
Credit                          purchase
Enhancement          None       payments             None             None             None
--------------------------------------------------------------------------------------------------
Mortality and
Expense
Risk Charge
(Base Contract)     1.10%           1.40%           1.40%            1.50%            1.60%
--------------------------------------------------------------------------------------------------
Withdrawal
Charge                          8.5/ 8.5/ 8.5/
(% of purchase  7/ 7/ 6/ 5/ 4/  7.5/ 6.5/ 5.5/
payment)             3/ 2           4/2.5       7/ 6/ 5/ 4/ 3       7/ 6/ 5            None
--------------------------------------------------------------------------------------------------
                Confinement,    Confinement,    Confinement,     Confinement,
Withdrawal      Terminal        Terminal        Terminal         Terminal
Charge          Illness,        Illness,        Illness,         Illness,
Waivers         Unemployment    Unemployment    Unemployment     Unemployment          N/A
--------------------------------------------------------------------------------------------------

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                                   DCA Fixed Account Option
--------------------------------------------------------------------------------------------
                                                              Advisor Preferred
                   Advisor       Advisor Plus   -----------------------------------------------
                                                                      3-Year
                                                5-Year Withdrawal   Withdrawal    No Withdrawal
                                                 Charge Option    Charge Option   Charge Option
--------------  --------------  --------------  ----------------- --------------  --------------
                 3 to 6-month    3 to 6-month     3 to 6-month     3 to 6-month        N/A
Transfer        ---------------------------------------------------------------------------------
Periods         7 to 12-month   7 to 12-month    7 to 12-month    7 to 12-month        N/A
-               ---------------------------------------------------------------------------------

           Standard Fixed Account Option (some options not available in all states)
-----------------------------------------------------------------------------------------------
                                                                 Advisor Preferred
                    Advisor        AdvisorPlus     -----------------------------------------------
                                                       5-Year           3-Year
                                                     Withdrawal       Withdrawal     No Withdrawal
                                                   Charge Option    Charge Option    Charge Option
---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                     1-year            N/A              N/A              N/A              N/A
                 ------------------------------------------------------------------------------------
                    3-year*            N/A              N/A              N/A              N/A
Guarantee        ------------------------------------------------------------------------------------
Periods             5-year*            N/A              N/A              N/A              N/A
                 ------------------------------------------------------------------------------------
                    7-year*            N/A              N/A              N/A              N/A
-                ------------------------------------------------------------------------------------

* Available only in states in which the MVA Fixed Account Option is not offered.

                               94     PROSPECTUS

                   MVA Fixed Account Option (not available in all states)**
-----------------------------------------------------------------------------------------------
                                                                 Advisor Preferred
                    Advisor        Advisor Plus    -----------------------------------------------
                                                       5-Year           3-Year
                                                     Withdrawal       Withdrawal     No Withdrawal
                                                   Charge Option    Charge Option    Charge Option
---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                     3-year           3-year           3-year           3-year           3-year
                 ------------------------------------------------------------------------------------
                     5-year           5-year           5-year           5-year           5-year
Guarantee        ------------------------------------------------------------------------------------
Periods              7-year           7-year           7-year           7-year           7-year
                 ------------------------------------------------------------------------------------
                    10-year          10-year          10-year          10-year          10-year
-                ------------------------------------------------------------------------------------

** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account Options are offered.

                               95     PROSPECTUS

APPENDIX B
MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:


I   =   the Treasury Rate for a maturity equal to the term length of the
        Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J   =   the Treasury Rate for a maturity equal to the term length of the Market
        Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value
        Adjusted Fixed Guarantee Period Account, the date we determine the
        Death Proceeds, or the Payout Start Date, as the case may be ("Market
        Value Adjustment Date").

N   =   the number of whole and partial years from the Market Value Adjustment
        Date to the expiration of the term length of the Market Value Adjusted
        Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                EXAMPLES OF MARKET VALUE ADJUSTMENT
Purchase Payment:  $10,000 allocated to a Market Value Adjusted
                   Fixed Guarantee Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Advisor*

                        EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)
Step 1:  Calculate Contract Value at End of
         Contract Year 3:                       =   $10,000.00 X (1.045)/3/ = $11,411.66
Step 2:  Calculate the Free Withdrawal Amount:  =   .15 X $10,000 = $1500
Step 3:  Calculate the Withdrawal Charge:       =   .06 X ($10,000 - $1,500) = $510
Step 4:  Calculate the Market Value Adjustment: I   =   4.50%
                                                J   =   4.20%
                                                        730 DAYS
                                                N   =             = 2
                                                        365 DAYS
                                                Market Value Adjustment Factor: .9 X [I - (J +
                                                .0025)] X N
                                                =   .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                                Market Value Adjustment = Market Value
                                                Adjustment Factor X Amount
                                                Subject To Market Value Adjustment
                                                =   .0009 X $11,411.66 = $10.27
Step 5:  Calculate the amount received by
         Contract owner as a result of full
         withdrawal at the end of Contract
         Year 3:                                =   $11,411.66 - $510 + $10.27 = $10,911.93

                               96     PROSPECTUS

                          EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1:  Calculate Contract Value at End of
         Contract Year 3:                       =   $10,000.00 X (1.045)/3/ = $11,411.66
Step 2:  Calculate the Free Withdrawal Amount:  =   .15 X $10,000 = $1500
Step 3:  Calculate the Withdrawal Charge:       =   .06 X ($10,000 - $1,500) = $510
Step 4:  Calculate the Market Value Adjustment: I   =   4.50%
                                                J   =   4.80%
                                                        730 DAYS
                                                N   =             = 2
                                                        365 DAYS
                                                Market Value Adjustment Factor: .9 X [I - (J +
                                                .0025)] X N
                                                =   .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                Market Value Adjustment = Market Value
                                                Adjustment Factor X Amount
                                                Subject To Market Value Adjustment:
                                                =   -.0099 X $11,411.66 = -($112.98)
Step 5:  Calculate the amount received by
         Contract owner as a result of full
         withdrawal at the end of Contract
         Year 3:                                =   $11,411.66 - $510 - $112.98 = $10,788.68

* These examples assume the election of the ALLSTATE ADVISOR CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under ALLSTATE ADVISOR PLUS and ALLSTATE ADVISOR PREFERRED CONTRACTS, which have different expenses and withdrawal charges.

                               97     PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

              Adjusted age of
              Annuitant on the Payout
              Start Date:               65
              ---------------------------------------------------
              Sex of Annuitant:         male
              ---------------------------------------------------
              Income Plan selected:     1
              ---------------------------------------------------
              Payment frequency:        monthly
              ---------------------------------------------------
              Amount applied to
              variable income payments
              under the Income Plan:    $100,000.00
              ---------------------------------------------------

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

              Assumed investment rate:  3%
              ---------------------------------------------------
              Guaranteed minimum        85% of the initial
              variable income payment:  variable a mount income
                                        value
              ---------------------------------------------------

STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

                               98     PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

                                                                  Income Benefit Amount
                                                              -----------------------------
                                                                                 5%
                                                                           Roll-Up Value**
                                                                          -----------------
                            Beginning              Contract     Maximum    Advisor
             Type of        Contract  Transaction Value After Anniversary    and
 Date       Occurrence        Value     Amount    Occurrence     Value    Preferred  Plus
-------------------------------------------------------------------------------------------
1/1/04 Contract Anniversary  $55,000          _     $55,000     $55,000    $52,500  $54,600
-------------------------------------------------------------------------------------------
7/1/04  Partial Withdrawal   $60,000    $15,000     $45,000     $41,250    $40,176  $41,859
-------------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


----------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                         (a)
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                            (b)
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                            (c)
----------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                        [(a)/(b)]*(c)
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit
----------------------------------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT**
----------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                                   (a)
----------------------------------------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                            (b)
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181
days worth of interest on $52,500 and $54,600, respectively)                                      (c)
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                              (d)
----------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of interest)  (e)=(d) * 1.05^ -0.5
----------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                                  (b')=(b) - (d)
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                         (c')=(c) - (e)
----------------------------------------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                    (a')=(a) - (d)
----------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                                      (a')/(b')*(c')
----------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                                   (b') - (a')
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2
----------------------------------------------------------------------------------------------------------------

                                                                                          Advisor and Preferred   Plus
------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                       $15,000         $15,000
------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                          $60,000         $60,000
------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                          $55,000         $55,000
------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                           $13,750         $13,750
------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                         $41,250         $41,250
------------------------------------------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT**
------------------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                                 $ 15,000        $ 15,000
------------------------------------------------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                          $ 60,000        $ 60,000
------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181
days worth of interest on $52,500 and $54,600, respectively)                                    $53,786         $55,937
------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                             $2,625          $2,730
------------------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of interest)         $2,562          $2,664
------------------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                                     $57,375         $57,270
------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                            $51,224         $53,273
------------------------------------------------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                       $12,375         $12,270
------------------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                                         $11,048         $11,414
------------------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                                     $45,000         $45,000
------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                                            $40,176         $41,859
------------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

                               99     PROSPECTUS

APPENDIX E WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

                                                                             Death Benefit Amount
  -                                                           ---------------------------------------------------
                                                                   Purchase                        Enhanced
                                                                 Payment Value                Beneficiary Value**
  -                                                           -------------------             -------------------
                            Beginning              Contract                         Maximum
             Type of        Contract  Transaction Value After Advisor and         Anniversary Advisor and
 Date       Occurrence        Value     Amount    Occurrence   Preferred   Plus      Value     Preferred   Plus
-----------------------------------------------------------------------------------------------------------------
1/1/06 Contract Anniversary  $55,000          _     $55,000     $50,000   $52,000   $55,000     $52,500   $54,600
-----------------------------------------------------------------------------------------------------------------
7/1/06  Partial Withdrawal   $60,000    $15,000     $45,000     $37,500   $39,000   $41,250     $40,339   $41,953
-----------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                                        Advisor and Preferred
------------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)              $15,000
------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)              $60,000
------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)              $50,000
------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)         $12,500
------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                         $37,500
------------------------------------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)              $15,000
------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)              $60,000
------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)              $55,000
------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)         $13,750
------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                         $41,250
------------------------------------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) BENEFIT**
------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)              $15,000
------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)              $60,000
------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                       (c)              $53,786
------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)         $13,446
------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                         $40,339
------------------------------------------------------------------------------------------------------------------------------

                                                                                          Plus
------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $52,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,000
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $39,000
------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $55,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,750
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,250
------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) BENEFIT**
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                  $55,937
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,984
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,953
------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Enhanced Beneficiary Protection (Annual Increase)
  Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

                              100     PROSPECTUS

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals                     =   $0
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $100,000
                                                       ($100,000+ $0-$0)
In-Force Earnings                                  =   $25,000
                                                       ($125,000-$100,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   40% * $25,000 = $10,000

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                     =   $5,000
                                                       ($10,000-$5,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $95,000
                                                       ($100,000+$0-$5,000)
In-Force Earnings                                  =   $19,000
                                                       ($114,000-$95,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   40%*$19,000=$7,600

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death

                              101     PROSPECTUS

Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                     =   $30,000
                                                       ($50,000-$20,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $120,000
                                                       ($110,000+$40,000-$30,000)
In-Force Earnings                                  =   $20,000
                                                       ($140,000-$120,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   25%*$20,000=$5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00) and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACT.

EXAMPLE 4: SPOUSAL CONTINUATION

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                     =   $0
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $100,000
                                                       ($100,000+$0-$0)
In-Force Earnings                                  =   $50,000
                                                       ($150,000-$100,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   40%*$50,000=$20,000
Contract Value                                     =   $150,000
Death Benefit                                      =   $160,000
Earnings Protection Death Benefit                  =   $20,000
Continuing Contract Value                          =   $180,000
                                                       ($160,000+$20,000)

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                              102     PROSPECTUS

APPENDIX G
WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2005

Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for ALLSTATE ADVISOR AND ALLSTATE ADVISOR PREFERRED CONTRACTS, $52,000 for ALLSTATE ADVISOR PLUS CONTRACTS (assuming issue age 85 or younger)

                                                                 Benefit Base
                                                              -------------------
                                                                   Purchase
                                                                 Payment Value
                                                              -------------------
                            Beginning              Contract
             Type of        Contract  Transaction Value After Advisor and
 Date       Occurrence        Value     Amount    Occurrence   Preferred   Plus
---------------------------------------------------------------------------------
1/2/06 Contract Anniversary  $55,000            _   $55,000     $50,000   $52,000
---------------------------------------------------------------------------------
7/2/06  Partial Withdrawal   $60,000    $15,000     $45,000     $37,500   $39,000
---------------------------------------------------------------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                              Advisor and
                                                                               Preferred   Plus
-------------------------------------------------------------------------------------------------
BENEFIT BASE
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                           (a)         $15,000   $15,000
-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal              (b)         $60,000   $60,000
-------------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial Withdrawal       (c)         $50,000   $52,000
-------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                          [(a)/(b)]*(c)    $12,500   $13,000
-------------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                           $37,500   $39,000
-------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                              103     PROSPECTUS

APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

                              104     PROSPECTUS

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                              105     PROSPECTUS

APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

                              106     PROSPECTUS

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

                              107     PROSPECTUS

APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).

Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).

Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.

The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

                              108     PROSPECTUS

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).

Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.

Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000) = $3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000) = $3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

                              109     PROSPECTUS

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Note: The Benefit Payment remains $6,374 until you turn age 60 (as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

                              110     PROSPECTUS

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

                              111     PROSPECTUS

APPENDIX K - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

The Allstate Advisor, Allstate Advisor Plus, Allstate Advisor Preferred with No Withdrawal Charge Option, Allstate Advisor Preferred with the 3 year Withdrawal Charge Option and Allstate Advisor Preferred with the 5 year Withdrawal Charge Option Contracts were first offered on October 14, 2002.

The Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option, with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002.

The Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, the MAV Death Benefit Option at 0.20% was first offered on May 1, 2003.


All of the Variable Sub-Accounts shown below were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Invesco Van Kampen V.I. Comstock Fund - Series II Sub-Account, Invesco Van Kampen V.I. Equity and Income Fund - Series II Sub-Account, UIF Capital Growth, Class I Sub-Account and UIF Capital Growth, Class II Sub-Account, and Invesco Van Kampen V.I. American Value Fund - Series I Sub-Account and Invesco Van Kampen V.I. American Value Fund - Series II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Stock Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Global Discovery Securities Fund - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund - Class IB Sub-Account which was first offered under the Contracts on February 13, 2009. The Invesco Van Kampen V.I. Equity and Income Fund - Series II, the Invesco Van Kampen V.I Mid Cap Value Fund - Series I, the Invesco Van Kampen V.I. Mid Cap Value Fund - Series II, the Invesco Van Kampen V.I. Capital Growth Fund - Series II, the Invesco Van Kampen V.I. Comstock Fund
- Series II, the Invesco Van Kampen V.I. Growth and Income Fund - Series II, and the Invesco Van Kampen V.I. Mid Cap Growth Fund - Series II, which were first offered under the Contracts on June 1, 2010.

The names of the following Sub-Accounts changed since December 31, 2011. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2011:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2011
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)       SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2012
 -----------------------------------------------------------------------------
 Lord Abbett Series Fund - Mid-Cap      Lord Abbett Series Fund - Mid-Cap
 Value                                  Stock
 Invesco Van Kampen V.I. Mid-Cap Value  Invesco Van Kampen V.I. American
 - Series I                             Value - Series I
 Invesco Van Kampen V.I. Mid-Cap Value  Invesco Van Kampen V.I. American
 - Series II                            Value - Series II
 Invesco Van Kampen V.I. Capital        Invesco Van Kampen V.I. American
 Growth - Series II                     Franchise - Series II
 -----------------------------------------------------------------------------


                              112     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.291       516,451
                                                            2007       $10.291      $11.915     1,004,070
                                                            2008       $11.915       $6.740     1,144,313
                                                            2009        $6.740       $9.013     1,143,620
                                                            2010        $9.013      $10.403     1,050,401
                                                            2011       $10.403       $9.983       874,253
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.483        24,455
                                                            2007       $10.483      $11.218        70,102
                                                            2008       $11.218       $8.287       116,207
                                                            2009        $8.287      $10.139       172,093
                                                            2010       $10.139      $11.264       170,536
                                                            2011       $11.264      $11.072       131,106
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.513        54,334
                                                            2007       $10.513      $11.411       128,871
                                                            2008       $11.411       $7.569       140,536
                                                            2009        $7.569       $9.604       203,822
                                                            2010        $9.604      $10.839       150,160
                                                            2011       $10.839      $10.566       128,800
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.522        14,031
                                                            2007       $10.522      $11.536        28,063
                                                            2008       $11.536       $7.040        56,210
                                                            2009        $7.040       $9.116        73,240
                                                            2010        $9.116      $10.429        69,082
                                                            2011       $10.429      $10.003        62,089
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.373        16,899
                                                            2007       $10.373      $10.845        48,727
                                                            2008       $10.845       $9.559        65,357
                                                            2009        $9.559      $10.817        76,108
                                                            2010       $10.817      $11.452        69,850
                                                            2011       $11.452      $11.461        86,305
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.766        19,226
                                                            2007        $9.766      $11.790        53,608
                                                            2008       $11.790       $6.427        72,235
                                                            2009        $6.427       $9.163        57,801
                                                            2010        $9.163      $10.833        24,653
                                                            2011       $10.833      $10.741        18,803


                              113     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000      $10.846        45,567
                          2007       $10.846      $11.260       270,300
                          2008       $11.260       $6.985       264,109
                          2009        $6.985       $8.708       239,770
                          2010        $8.708       $9.861       226,853
                          2011        $9.861       $9.908       200,172
        ----------------------------------------------------------------
        FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000       $9.899       102,347
                          2007        $9.899      $11.269       251,766
                          2008       $11.269       $6.718       256,868
                          2009        $6.718       $9.267       223,401
                          2010        $9.267      $11.761       211,845
                          2011       $11.761      $10.350       191,071
        ----------------------------------------------------------------
        FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                          2002       $10.000      $10.860         4,339
                          2003       $10.860      $13.475       576,019
                          2004       $13.475      $14.713     1,237,251
                          2005       $14.713      $15.034     1,509,644
                          2006       $15.034      $17.328     1,376,859
                          2007       $17.328      $16.469     1,236,047
                          2008       $16.469      $10.543     1,065,952
                          2009       $10.543      $13.170       897,010
                          2010       $13.170      $15.169       740,255
                          2011       $15.169      $15.334       542,396
        ----------------------------------------------------------------
        FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                          2004       $10.000      $11.263       550,454
                          2005       $11.263      $11.297     2,186,987
                          2006       $11.297      $13.185     3,300,784
                          2007       $13.185      $13.503     4,027,508
                          2008       $13.503       $9.376     3,310,458
                          2009        $9.376      $12.550     2,996,804
                          2010       $12.550      $13.958     2,737,443
                          2011       $13.958      $14.107     2,234,019
        ----------------------------------------------------------------
        FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                          2004       $10.000      $10.533        43,535
                          2005       $10.533      $10.508       812,179
                          2006       $10.508      $11.503     1,735,490
                          2007       $11.503      $12.061     2,114,492
                          2008       $12.061       $7.795     1,887,340
                          2009        $7.795       $9.982     1,654,042
                          2010        $9.982      $10.995     1,464,453
                          2011       $10.995      $10.690     1,207,012


                              114     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                          2002       $10.000      $11.235        2,864
                          2003       $11.235      $14.653      211,298
                          2004       $14.653      $17.899      454,938
                          2005       $17.899      $19.217      704,731
                          2006       $19.217      $22.191      787,501
                          2007       $22.191      $21.382      728,134
                          2008       $21.382      $14.137      614,342
                          2009       $14.137      $18.024      529,315
                          2010       $18.024      $22.813      447,006
                          2011       $22.813      $21.672      369,453
        ----------------------------------------------------------------
        FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                          2002       $10.000      $11.545          882
                          2003       $11.545      $15.641       21,349
                          2004       $15.641      $17.211       21,824
                          2005       $17.211      $17.803       21,130
                          2006       $17.803      $19.101       20,318
                          2007       $19.101      $20.973       17,140
                          2008       $20.973      $11.904       19,245
                          2009       $11.904      $16.871       13,500
                          2010       $16.871      $21.254        9,873
                          2011       $21.254      $19.967        6,280
        ----------------------------------------------------------------
        FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                          2004       $10.000      $10.274      268,158
                          2005       $10.274      $10.385      454,107
                          2006       $10.385      $10.664      553,564
                          2007       $10.664      $11.221      643,995
                          2008       $11.221      $11.917      756,472
                          2009       $11.917      $12.127      776,465
                          2010       $12.127      $12.603      739,426
                          2011       $12.603      $13.147      550,596
        ----------------------------------------------------------------
        FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                          2006       $10.000      $11.041      179,990
                          2007       $11.041      $12.189      443,786
                          2008       $12.189       $8.608      486,057
                          2009        $8.608      $10.478      507,819
                          2010       $10.478      $11.580      464,348
                          2011       $11.580      $11.093      389,053


                              115     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                          2002       $10.000      $10.333         6,303
                          2003       $10.333      $12.765       442,689
                          2004       $12.765      $14.192     1,161,162
                          2005       $14.192      $15.488     1,757,967
                          2006       $15.488      $18.099     2,186,968
                          2007       $18.099      $18.486     2,266,150
                          2008       $18.486      $11.476     1,861,389
                          2009       $11.476      $14.279     1,641,649
                          2010       $14.279      $15.673     1,423,936
                          2011       $15.673      $15.310     1,136,095
        ----------------------------------------------------------------
        FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                          2002       $10.000      $11.243           112
                          2003       $11.243      $16.979        43,987
                          2004       $16.979      $20.902       127,960
                          2005       $20.902      $26.292       215,039
                          2006       $26.292      $33.244       254,473
                          2007       $33.244      $42.259       259,442
                          2008       $42.259      $19.728       230,730
                          2009       $19.728      $33.609       208,582
                          2010       $33.609      $39.010       179,807
                          2011       $39.010      $32.402       159,099
        ----------------------------------------------------------------
        FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                          2002       $10.000      $10.484         1,995
                          2003       $10.484      $13.683       141,338
                          2004       $13.683      $16.009       352,761
                          2005       $16.009      $17.410       841,251
                          2006       $17.410      $20.872     1,384,661
                          2007       $20.872      $23.785     1,600,147
                          2008       $23.785      $13.998     1,393,105
                          2009       $13.998      $18.936     1,204,940
                          2010       $18.936      $20.263     1,066,709
                          2011       $20.263      $17.875       932,183
        ----------------------------------------------------------------
        FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                          2002       $10.000      $10.730         1,065
                          2003       $10.730      $12.969        27,419
                          2004       $12.969      $14.688        28,702
                          2005       $14.688      $14.052        29,443
                          2006       $14.052      $15.643        24,121
                          2007       $15.643      $17.139        24,104
                          2008       $17.139      $17.968        21,379
                          2009       $17.968      $21.050        15,757
                          2010       $21.050      $23.781        11,849
                          2011       $23.781      $23.270        11,424


                              116     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                          2002       $10.000       $9.418            62
                          2003        $9.418      $11.811       128,295
                          2004       $11.811      $12.448       253,189
                          2005       $12.448      $13.227       318,205
                          2006       $13.227      $13.399       325,314
                          2007       $13.399      $15.427       267,235
                          2008       $15.427       $7.749       254,421
                          2009        $7.749      $12.669       208,247
                          2010       $12.669      $14.953       170,568
                          2011       $14.953      $13.817       126,429
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                          2004       $10.000      $11.366       214,722
                          2005       $11.366      $11.681     1,023,815
                          2006       $11.681      $13.381     1,184,603
                          2007       $13.381      $12.900     1,155,302
                          2008       $12.900       $8.175     1,015,402
                          2009        $8.175      $10.362       818,910
                          2010       $10.362      $11.833       742,883
                          2011       $11.833      $11.435       627,494
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                          2004       $10.000      $10.989       202,603
                          2005       $10.989      $11.648       888,555
                          2006       $11.648      $12.945       950,381
                          2007       $12.945      $13.206     1,069,714
                          2008       $13.206      $10.079       932,139
                          2009       $10.079      $12.187       817,049
                          2010       $12.187      $13.477       722,518
                          2011       $13.477      $13.130       556,735
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                          2002       $10.000      $10.662         3,897
                          2003       $10.662      $13.437       400,708
                          2004       $13.437      $15.137       755,669
                          2005       $15.137      $16.394     1,052,880
                          2006       $16.394      $18.769     1,148,378
                          2007       $18.769      $18.993     1,130,145
                          2008       $18.993      $12.709       959,755
                          2009       $12.709      $15.569       840,508
                          2010       $15.569      $17.242       750,580
                          2011       $17.242      $16.636       555,942
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                          2004       $10.000      $11.153       148,068
                          2005       $11.153      $12.233       145,429
                          2006       $12.233      $12.670       126,259
                          2007       $12.670      $14.706       101,130
                          2008       $14.706       $7.718        83,765
                          2009        $7.718      $11.913        73,374
                          2010       $11.913      $14.966        55,789
                          2011       $14.966      $13.391        45,054


                              117     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
                          2004       $10.000      $11.330       226,309
                          2005       $11.330      $12.560       209,221
                          2006       $12.560      $14.965       194,883
                          2007       $14.965      $15.930       208,857
                          2008       $15.930       $9.232       177,447
                          2009        $9.232      $12.685       155,724
                          2010       $12.685      $15.307       120,227
                          2011       $15.307      $15.249        86,378
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES II
                          2004       $10.000      $11.323       123,762
                          2005       $11.323      $12.535       227,659
                          2006       $12.535      $14.926       352,246
                          2007       $14.926      $15.873       433,653
                          2008       $15.873       $9.178       417,880
                          2009        $9.178      $12.607       336,485
                          2010       $12.607      $15.205       289,237
                          2011       $15.205      $15.134       235,235
        ----------------------------------------------------------------
        LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                          2004       $10.000      $10.370        81,198
                          2005       $10.370      $10.371       533,540
                          2006       $10.371      $11.192       959,024
                          2007       $11.192      $11.731     1,203,223
                          2008       $11.731       $9.549       982,893
                          2009        $9.549      $12.660       854,149
                          2010       $12.660      $14.035       819,038
                          2011       $14.035      $14.462       733,952
        ----------------------------------------------------------------
        LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                          2004       $10.000      $10.920        15,276
                          2005       $10.920      $11.529       148,760
                          2006       $11.529      $13.047       258,059
                          2007       $13.047      $13.743       281,424
                          2008       $13.743       $9.676       252,224
                          2009        $9.676      $12.033       221,340
                          2010       $12.033      $14.137       205,010
                          2011       $14.137      $13.329       170,638
        ----------------------------------------------------------------
        LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                          2004       $10.000      $10.904       142,509
                          2005       $10.904      $11.114       674,689
                          2006       $11.114      $12.866       977,874
                          2007       $12.866      $13.135     1,131,948
                          2008       $13.135       $8.243       923,149
                          2009        $8.243       $9.675       791,390
                          2010        $9.675      $11.213       683,057
                          2011       $11.213      $10.395       545,222


                              118     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                          2004       $10.000      $11.153        16,581
                          2005       $11.153      $11.518       103,190
                          2006       $11.518      $12.268       307,914
                          2007       $12.268      $14.685       401,093
                          2008       $14.685       $8.952       360,805
                          2009        $8.952      $12.861       300,712
                          2010       $12.861      $15.606       253,522
                          2011       $15.606      $13.857       226,260
        ----------------------------------------------------------------
        LORD ABBETT SERIES FUND, INC.--MID-CAP VALUE PORTFOLIO
                          2004       $10.000      $11.136       136,025
                          2005       $11.136      $11.896       867,902
                          2006       $11.896      $13.179     1,058,446
                          2007       $13.179      $13.084     1,096,947
                          2008       $13.084       $7.832       921,170
                          2009        $7.832       $9.789       759,217
                          2010        $9.789      $12.120       630,406
                          2011       $12.120      $11.484       529,614
        ----------------------------------------------------------------
        OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                          2002       $10.000      $10.706         2,115
                          2003       $10.706      $13.176       259,159
                          2004       $13.176      $14.280       562,275
                          2005       $14.280      $14.614       694,753
                          2006       $14.614      $15.992       687,270
                          2007       $15.992      $16.335       626,947
                          2008       $16.335       $9.092       534,080
                          2009        $9.092      $10.913       442,615
                          2010       $10.913      $12.138       390,066
                          2011       $12.138      $12.027       307,892
        ----------------------------------------------------------------
        OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                          2003       $10.000      $12.323       250,178
                          2004       $12.323      $12.968       723,531
                          2005       $12.968      $13.424     1,303,079
                          2006       $13.424      $14.269     1,418,096
                          2007       $14.269      $16.036     1,252,093
                          2008       $16.036       $8.601     1,194,919
                          2009        $8.601      $12.239       987,395
                          2010       $12.239      $13.186       862,275
                          2011       $13.186      $12.837       679,504
        ----------------------------------------------------------------
        OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                          2004       $10.000      $10.118        16,015
                          2005       $10.118      $10.221       198,046
                          2006       $10.221      $10.587     1,022,486
                          2007       $10.587      $10.877     1,758,893
                          2008       $10.877       $6.541     1,767,178
                          2009        $6.541       $7.041     1,796,199
                          2010        $7.041       $7.734     1,714,650
                          2011        $7.734       $8.240     1,408,093


                              119     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                          2002       $10.000      $10.157            45
                          2003       $10.157      $14.323       200,904
                          2004       $14.323      $16.808       384,682
                          2005       $16.808      $18.924       533,061
                          2006       $18.924      $21.924       560,411
                          2007       $21.924      $22.956       551,050
                          2008       $22.956      $13.521       457,046
                          2009       $13.521      $18.599       380,350
                          2010       $18.599      $21.242       329,854
                          2011       $21.242      $19.180       254,911
        ----------------------------------------------------------------
        OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                          2002       $10.000      $10.560        10,218
                          2003       $10.560      $12.213       432,449
                          2004       $12.213      $13.072     1,265,037
                          2005       $13.072      $13.224     2,210,765
                          2006       $13.224      $13.998     2,542,348
                          2007       $13.998      $15.136     2,521,268
                          2008       $15.136      $12.777     2,111,548
                          2009       $12.777      $14.933     1,944,138
                          2010       $14.933      $16.918     1,731,144
                          2011       $16.918      $16.809     1,313,374
        ----------------------------------------------------------------
        OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                          2002       $10.000      $10.670         1,293
                          2003       $10.670      $13.039       199,763
                          2004       $13.039      $13.995       512,385
                          2005       $13.995      $14.092       642,887
                          2006       $14.092      $15.194       651,221
                          2007       $15.194      $14.926       646,720
                          2008       $14.926       $3.157     1,119,834
                          2009        $3.157       $3.925     1,062,342
                          2010        $3.925       $4.434       976,989
                          2011        $4.434       $4.265       769,121
        ----------------------------------------------------------------
        OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                          2002       $10.000      $10.186         4,827
                          2003       $10.186      $12.713       432,829
                          2004       $12.713      $13.696       752,941
                          2005       $13.696      $14.296     1,271,750
                          2006       $14.296      $16.195     1,689,212
                          2007       $16.195      $16.649     1,682,353
                          2008       $16.649      $10.086     1,583,489
                          2009       $10.086      $12.743     1,388,113
                          2010       $12.743      $14.569     1,200,629
                          2011       $14.569      $14.337       964,024


                              120     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA--SERVICE
 SHARES
                                                                         2002       $10.000      $10.363           944
                                                                         2003       $10.363      $14.755       156,683
                                                                         2004       $14.755      $17.358       294,993
                                                                         2005       $17.358      $18.799       490,871
                                                                         2006       $18.799      $21.278       570,415
                                                                         2007       $21.278      $20.709       531,717
                                                                         2008       $20.709      $12.673       481,521
                                                                         2009       $12.673      $17.124       406,889
                                                                         2010       $17.124      $20.800       330,552
                                                                         2011       $20.800      $20.043       267,644
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                                                                         2002       $10.000      $10.069         1,697
                                                                         2003       $10.069      $12.468       147,767
                                                                         2004       $12.468      $14.698       230,665
                                                                         2005       $14.698      $16.248       310,149
                                                                         2006       $16.248      $16.472       334,836
                                                                         2007       $16.472      $17.240       269,795
                                                                         2008       $17.240       $8.643       234,531
                                                                         2009        $8.643      $11.284       198,239
                                                                         2010       $11.284      $14.163       162,327
                                                                         2011       $14.163      $14.098       135,036
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                                         2009       $10.000      $13.066       632,085
                                                                         2010       $13.066      $14.524       560,259
                                                                         2011       $14.524      $14.612       462,154
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                                         2002       $10.000      $10.524         6,824
                                                                         2003       $10.524      $12.158       384,959
                                                                         2004       $12.158      $12.986       698,080
                                                                         2005       $12.986      $13.332       897,148
                                                                         2006       $13.332      $14.729     1,002,203
                                                                         2007       $14.729      $14.677       940,566
                                                                         2008       $14.677       $8.588       845,676
                                                                         2009        $8.588      $10.649       741,293
                                                                         2010       $10.649      $11.650       644,659
                                                                         2011       $11.650      $11.819       541,284


                              121     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                          2002       $10.000      $10.397           46
                          2003       $10.397      $12.510       27,406
                          2004       $12.510      $13.473      100,508
                          2005       $13.473      $14.227      225,972
                          2006       $14.227      $15.850      289,761
                          2007       $15.850      $16.104      302,756
                          2008       $16.104      $10.599      251,413
                          2009       $10.599      $14.146      218,816
                          2010       $14.146      $16.015      196,452
                          2011       $16.015      $15.743      167,473
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                          2002       $10.000       $9.732        4,020
                          2003        $9.732      $11.373       87,288
                          2004       $11.373      $12.026      143,322
                          2005       $12.026      $13.438      121,045
                          2006       $13.438      $13.636      106,651
                          2007       $13.636      $13.378       90,746
                          2008       $13.378      $10.951       75,485
                          2009       $10.951      $13.620       67,222
                          2010       $13.620      $13.776       58,814
                          2011       $13.776      $13.439       29,823
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                          2002       $10.000      $11.480          377
                          2003       $11.480      $14.145       50,148
                          2004       $14.145      $16.978       84,872
                          2005       $16.978      $18.197       74,344
                          2006       $18.197      $22.819       58,275
                          2007       $22.819      $27.015       46,926
                          2008       $27.015      $18.535       34,349
                          2009       $18.535      $19.642       25,751
                          2010       $19.642      $19.744       23,665
                          2011       $19.744      $18.437       18,838
        ----------------------------------------------------------------
        PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                          2002       $10.000      $10.807       10,128
                          2003       $10.807      $13.589      581,918
                          2004       $13.589      $14.904      872,350
                          2005       $14.904      $15.482      894,861
                          2006       $15.482      $17.714      859,159
                          2007       $17.714      $16.428      786,066
                          2008       $16.428       $9.941      664,580
                          2009        $9.941      $12.738      561,812
                          2010       $12.738      $14.382      436,918
                          2011       $14.382      $13.538      351,941


                              122     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT HIGH YIELD FUND--CLASS IB
                          2002       $10.000      $10.750         2,077
                          2003       $10.750      $13.428       238,535
                          2004       $13.428      $14.652       421,723
                          2005       $14.652      $14.911       615,143
                          2006       $14.911      $16.269       729,961
                          2007       $16.269      $16.506       684,787
                          2008       $16.506      $12.046       602,387
                          2009       $12.046      $17.858       499,764
                          2010       $17.858      $20.102       445,814
                          2011       $20.102      $20.192       327,955
        ----------------------------------------------------------------
        PUTNAM VT INCOME FUND--CLASS IB
                          2002       $10.000      $10.194        10,364
                          2003       $10.194      $10.507       486,154
                          2004       $10.507      $10.832       887,522
                          2005       $10.832      $10.945     1,526,481
                          2006       $10.945      $11.292     2,193,099
                          2007       $11.292      $11.728     2,340,081
                          2008       $11.728       $8.807     1,903,327
                          2009        $8.807      $12.749     1,506,639
                          2010       $12.749      $13.827     1,430,101
                          2011       $13.827      $14.332     1,130,191
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                          2002       $10.000      $10.613         3,753
                          2003       $10.613      $13.465       172,681
                          2004       $13.465      $15.444       250,483
                          2005       $15.444      $17.105       336,711
                          2006       $17.105      $21.566       486,115
                          2007       $21.566      $23.067       661,099
                          2008       $23.067      $12.762       606,992
                          2009       $12.762      $15.700       541,864
                          2010       $15.700      $17.051       457,663
                          2011       $17.051      $13.981       398,204
        ----------------------------------------------------------------
        PUTNAM VT INVESTORS FUND--CLASS IB
                          2002       $10.000      $10.416         3,968
                          2003       $10.416      $13.072        94,549
                          2004       $13.072      $14.535       111,067
                          2005       $14.535      $15.611       170,882
                          2006       $15.611      $17.558       226,431
                          2007       $17.558      $16.435       231,530
                          2008       $16.435       $9.807       198,173
                          2009        $9.807      $12.664       169,347
                          2010       $12.664      $14.241       139,439
                          2011       $14.241      $14.064       114,800


                              123     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT MONEY MARKET FUND--CLASS IB
                          2002       $10.000       $9.993         5,773
                          2003        $9.993       $9.914       239,378
                          2004        $9.914       $9.851       611,958
                          2005        $9.851       $9.970     1,639,066
                          2006        $9.970      $10.274     3,059,102
                          2007       $10.274      $10.626     2,741,531
                          2008       $10.626      $10.759     2,353,459
                          2009       $10.759      $10.642     2,823,769
                          2010       $10.642      $10.509     2,415,868
                          2011       $10.509      $10.374     2,154,262
        ----------------------------------------------------------------
        PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                          2002       $10.000      $10.388         2,917
                          2003       $10.388      $13.580       115,558
                          2004       $13.580      $14.787       110,548
                          2005       $14.787      $16.056        99,940
                          2006       $16.056      $17.206        86,751
                          2007       $17.206      $17.958        73,981
                          2008       $17.958      $10.858        54,204
                          2009       $10.858      $14.162        45,582
                          2010       $14.162      $16.714       113,469
                          2011       $16.714      $15.660        95,228
        ----------------------------------------------------------------
        PUTNAM VT NEW VALUE FUND--CLASS IB
                          2002       $10.000      $11.214           114
                          2003       $11.214      $14.664        77,578
                          2004       $14.664      $16.708       251,024
                          2005       $16.708      $17.465       540,431
                          2006       $17.465      $20.001       692,321
                          2007       $20.001      $18.777       765,754
                          2008       $18.777      $10.239       738,975
                          2009       $10.239       $9.644             0
        ----------------------------------------------------------------
        PUTNAM VT RESEARCH FUND--CLASS IB
                          2002       $10.000      $10.651             5
                          2003       $10.651      $13.177        56,293
                          2004       $13.177      $13.990        84,821
                          2005       $13.990      $14.502        82,817
                          2006       $14.502      $15.935        78,283
                          2007       $15.935      $15.817        64,794
                          2008       $15.817       $9.594        55,482
                          2009        $9.594      $12.614        53,463
                          2010       $12.614      $14.490        41,019
                          2011       $14.490      $14.054        34,062


                              124     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT VISTA FUND--CLASS IB
                          2002       $10.000      $10.381        2,612
                          2003       $10.381      $13.646       97,780
                          2004       $13.646      $15.976      138,680
                          2005       $15.976      $17.687      165,471
                          2006       $17.687      $18.411      161,338
                          2007       $18.411      $18.865      145,788
                          2008       $18.865      $10.140      122,422
                          2009       $10.140      $13.887      100,418
                          2010       $13.887      $15.906            0
        ----------------------------------------------------------------
        PUTNAM VT VOYAGER FUND--CLASS IB
                          2002       $10.000      $10.118        8,458
                          2003       $10.118      $12.475      496,984
                          2004       $12.475      $12.934      797,854
                          2005       $12.934      $13.494      889,274
                          2006       $13.494      $14.045      777,631
                          2007       $14.045      $14.628      651,974
                          2008       $14.628       $9.092      538,276
                          2009        $9.092      $14.709      443,055
                          2010       $14.709      $17.539      353,192
                          2011       $17.539      $14.223      302,772
        ----------------------------------------------------------------
        UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                          2002       $10.000      $11.069           33
                          2003       $11.069      $13.960       23,912
                          2004       $13.960      $15.169      159,393
                          2005       $15.169      $16.791      269,922
                          2006       $16.791      $18.365      347,798
                          2007       $18.365      $19.286      364,955
                          2008       $19.286      $16.185      298,917
                          2009       $16.185      $20.788      263,398
                          2010       $20.788      $22.519      237,498
                          2011       $22.519      $23.759      182,583
        ----------------------------------------------------------------
        UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                          2003       $10.000      $10.000            0
                          2004       $10.000      $11.131      130,721
                          2005       $11.131      $12.304      391,691
                          2006       $12.304      $14.758      650,901
                          2007       $14.758      $15.992      703,140
                          2008       $15.992      $11.217      598,573
                          2009       $11.217      $14.346      505,053
                          2010       $14.346      $16.150      453,294
                          2011       $16.150      $17.385      390,162


                              125     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                       2004       $10.000      $10.785      242,720
                                                       2005       $10.785      $12.319      220,659
                                                       2006       $12.319      $12.660      194,105
                                                       2007       $12.660      $15.233      144,366
                                                       2008       $15.233       $7.640      148,384
                                                       2009        $7.640      $12.486      108,902
                                                       2010       $12.486      $15.143       79,570
                                                       2011       $15.143      $14.529       56,922
-----------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                       2004       $10.000      $10.760       76,401
                                                       2005       $10.760      $12.265      144,014
                                                       2006       $12.265      $12.569      151,518
                                                       2007       $12.569      $15.094      140,241
                                                       2008       $15.094       $7.547      137,100
                                                       2009        $7.547      $12.302      111,308
                                                       2010       $12.302      $14.889       93,535
                                                       2011       $14.889      $14.251       83,860
-----------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                       2006       $10.000       $9.853      356,563
                                                       2007        $9.853      $11.924      563,913
                                                       2008       $11.924       $6.260      598,655
                                                       2009        $6.260       $9.724      461,143
                                                       2010        $9.724      $12.696      356,333
                                                       2011       $12.696      $11.633      319,107
-----------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                       2003       $10.000      $13.621       49,008
                                                       2004       $13.621      $15.993       76,697
                                                       2005       $15.993      $17.821      119,544
                                                       2006       $17.821      $19.674      125,802
                                                       2007       $19.674      $19.994      118,154
                                                       2008       $19.994      $11.755      110,064
                                                       2009       $11.755      $17.016       88,845
                                                       2010       $17.016      $21.258       76,769
                                                       2011       $21.258      $19.156       57,539
-----------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                       2002       $10.000      $10.710        4,083
                                                       2003       $10.710      $14.601      143,509
                                                       2004       $14.601      $19.611        7,395
                                                       2005       $19.611      $22.602      584,676
                                                       2006       $22.602      $30.715      637,273
                                                       2007       $30.715      $25.080      650,191
                                                       2008       $25.080      $15.335      623,745
                                                       2009       $15.335      $19.450      541,734
                                                       2010       $19.450      $24.869      443,526
                                                       2011       $24.869      $25.938      355,414


                              126     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                          2003       $10.000      $10.000            0
                          2004       $10.000       $9.925      437,391
                          2005        $9.925      $10.036      679,120
                          2006       $10.036      $10.319      805,399
                          2007       $10.319      $10.640      838,651
                          2008       $10.640      $10.690      865,848
                          2009       $10.690      $10.558            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.


                              127     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.228           0
                                                            2007       $10.228      $11.733           0
                                                            2008       $11.733       $6.577       1,365
                                                            2009        $6.577       $8.714       1,352
                                                            2010        $8.714       $9.966       1,400
                                                            2011        $9.966       $9.477         185
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.419           0
                                                            2007       $10.419      $11.048           0
                                                            2008       $11.048       $8.086           0
                                                            2009        $8.086       $9.803           0
                                                            2010        $9.803      $10.792           0
                                                            2011       $10.792      $10.511           0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.448           0
                                                            2007       $10.448      $11.237           0
                                                            2008       $11.237       $7.385           0
                                                            2009        $7.385       $9.286           0
                                                            2010        $9.286      $10.384           0
                                                            2011       $10.384      $10.031           0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.457           0
                                                            2007       $10.457      $11.360           0
                                                            2008       $11.360       $6.870           0
                                                            2009        $6.870       $8.814           0
                                                            2010        $8.814       $9.991           0
                                                            2011        $9.991       $9.496           0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.310           0
                                                            2007       $10.310      $10.679           0
                                                            2008       $10.679       $9.327           0
                                                            2009        $9.327      $10.459           0
                                                            2010       $10.459      $10.972           0
                                                            2011       $10.972      $10.881           0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.706           0
                                                            2007        $9.706      $11.610           0
                                                            2008       $11.610       $6.271           0
                                                            2009        $6.271       $8.859           0
                                                            2010        $8.859      $10.378           0
                                                            2011       $10.378      $10.197           0


                              128     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.779           0
                                                               2007       $10.779      $11.088           0
                                                               2008       $11.088       $6.815       1,208
                                                               2009        $6.815       $8.419       1,208
                                                               2010        $8.419       $9.448       1,148
                                                               2011        $9.448       $9.406           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.838         709
                                                               2007        $9.838      $11.097           0
                                                               2008       $11.097       $6.555         109
                                                               2009        $6.555       $8.960          91
                                                               2010        $8.960      $11.268         795
                                                               2011       $11.268       $9.826         756
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2003       $10.698      $13.341       3,763
                                                               2004       $13.341      $14.434       5,784
                                                               2005       $14.434      $14.615       5,058
                                                               2006       $14.615      $16.691       4,637
                                                               2007       $16.691      $15.718       4,538
                                                               2008       $15.718       $9.971       3,695
                                                               2009        $9.971      $12.342       3,527
                                                               2010       $12.342      $14.085       3,415
                                                               2011       $14.085      $14.109       3,219
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.194         119
                                                               2005       $11.194      $11.126       1,886
                                                               2006       $11.126      $12.868       1,638
                                                               2007       $12.868      $13.057       1,622
                                                               2008       $13.057       $8.984       7,209
                                                               2009        $8.984      $11.915       5,661
                                                               2010       $11.915      $13.131       5,375
                                                               2011       $13.131      $13.150          76
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.509          60
                                                               2005       $10.509      $10.389       1,272
                                                               2006       $10.389      $11.269       1,792
                                                               2007       $11.269      $11.708       1,763
                                                               2008       $11.708       $7.497       2,046
                                                               2009        $7.497       $9.513         842
                                                               2010        $9.513      $10.383         851
                                                               2011       $10.383      $10.003         851


                              129     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2003       $11.039      $14.507       7,052
                                                                  2004       $14.507      $17.559       4,525
                                                                  2005       $17.559      $18.682       3,877
                                                                  2006       $18.682      $21.377       3,743
                                                                  2007       $21.377      $20.408       3,681
                                                                  2008       $20.408      $13.370       1,603
                                                                  2009       $13.370      $16.890       1,578
                                                                  2010       $16.890      $21.183       1,573
                                                                  2011       $21.183      $19.941       1,514
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2003       $11.821      $15.485           0
                                                                  2004       $15.485      $16.884           0
                                                                  2005       $16.884      $17.306           0
                                                                  2006       $17.306      $18.400           0
                                                                  2007       $18.400      $20.018           0
                                                                  2008       $20.018      $11.258           0
                                                                  2009       $11.258      $15.810           0
                                                                  2010       $15.810      $19.736           0
                                                                  2011       $19.736      $18.372           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.211         518
                                                                  2005       $10.211      $10.228       1,905
                                                                  2006       $10.228      $10.406       1,858
                                                                  2007       $10.406      $10.850       1,879
                                                                  2008       $10.850      $11.418       3,303
                                                                  2009       $11.418      $11.513       3,742
                                                                  2010       $11.513      $11.856       2,289
                                                                  2011       $11.856      $12.256       2,205
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                  2006       $10.000      $10.974           0
                                                                  2007       $10.974      $12.004           0
                                                                  2008       $12.004       $8.400         950
                                                                  2009        $8.400      $10.131         950
                                                                  2010       $10.131      $11.095         903
                                                                  2011       $11.095      $10.531           0
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                  2003       $10.599      $12.638      12,747
                                                                  2004       $12.638      $13.923      12,480
                                                                  2005       $13.923      $15.057      13,367
                                                                  2006       $15.057      $17.435      12,578
                                                                  2007       $17.435      $17.644      12,151
                                                                  2008       $17.644      $10.853       4,560
                                                                  2009       $10.853      $13.381       3,358
                                                                  2010       $13.381      $14.553       3,390
                                                                  2011       $14.553      $14.087       2,711


                              130     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2003       $11.674      $16.810           0
                                                                 2004       $16.810      $20.505           0
                                                                 2005       $20.505      $25.559         282
                                                                 2006       $25.559      $32.024         282
                                                                 2007       $32.024      $40.334         281
                                                                 2008       $40.334      $18.657         783
                                                                 2009       $18.657      $31.496         474
                                                                 2010       $31.496      $36.225         658
                                                                 2011       $36.225      $29.814         702
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                 2003       $10.377      $13.547         285
                                                                 2004       $13.547      $15.705         580
                                                                 2005       $15.705      $16.925       1,448
                                                                 2006       $16.925      $20.105       1,415
                                                                 2007       $20.105      $22.702       1,379
                                                                 2008       $22.702      $13.239       1,360
                                                                 2009       $13.239      $17.745         261
                                                                 2010       $17.745      $18.816         324
                                                                 2011       $18.816      $16.447         321
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                                 2003       $11.583      $12.839           0
                                                                 2004       $12.839      $14.409           0
                                                                 2005       $14.409      $13.660           0
                                                                 2006       $13.660      $15.069           0
                                                                 2007       $15.069      $16.358           0
                                                                 2008       $16.358      $16.993           0
                                                                 2009       $16.993      $19.726           0
                                                                 2010       $19.726      $22.082           0
                                                                 2011       $22.082      $21.412           0
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                                 2003        $9.925      $11.693       1,278
                                                                 2004       $11.693      $12.212           0
                                                                 2005       $12.212      $12.858           0
                                                                 2006       $12.858      $12.907           0
                                                                 2007       $12.907      $14.724           0
                                                                 2008       $14.724       $7.328           0
                                                                 2009        $7.328      $11.872           0
                                                                 2010       $11.872      $13.885           0
                                                                 2011       $13.885      $12.713           0


                              131     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                               2004       $10.000      $11.297           0
                                                               2005       $11.297      $11.505         232
                                                               2006       $11.505      $13.059         434
                                                               2007       $13.059      $12.474       1,335
                                                               2008       $12.474       $7.832       1,417
                                                               2009        $7.832       $9.837           0
                                                               2010        $9.837      $11.132           0
                                                               2011       $11.132      $10.659           0
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                               2004       $10.000      $10.922           0
                                                               2005       $10.922      $11.472         222
                                                               2006       $11.472      $12.633           0
                                                               2007       $12.633      $12.770           0
                                                               2008       $12.770       $9.657         188
                                                               2009        $9.657      $11.570           0
                                                               2010       $11.570      $12.678           0
                                                               2011       $12.678      $12.240           0
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                               2003       $10.775      $13.304       1,395
                                                               2004       $13.304      $14.850       1,131
                                                               2005       $14.850      $15.937         849
                                                               2006       $15.937      $18.080         980
                                                               2007       $18.080      $18.128       1,006
                                                               2008       $18.128      $12.019       1,053
                                                               2009       $12.019      $14.590         351
                                                               2010       $14.590      $16.011         356
                                                               2011       $16.011      $15.307         359
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                               2004       $10.000      $11.084       1,694
                                                               2005       $11.084      $12.047       1,655
                                                               2006       $12.047      $12.364       1,701
                                                               2007       $12.364      $14.220       1,542
                                                               2008       $14.220       $7.394       1,675
                                                               2009        $7.394      $11.310       1,536
                                                               2010       $11.310      $14.079       1,461
                                                               2011       $14.079      $12.482       1,459
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
                                                               2004       $10.000      $11.260       1,108
                                                               2005       $11.260      $12.370       1,052
                                                               2006       $12.370      $14.605         952
                                                               2007       $14.605      $15.404         928
                                                               2008       $15.404       $8.845         934
                                                               2009        $8.845      $12.043         483
                                                               2010       $12.043      $14.400         533
                                                               2011       $14.400      $14.215         509


                              132     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES II
                                                                   2004       $10.000      $11.254       1,042
                                                                   2005       $11.254      $12.345       1,564
                                                                   2006       $12.345      $14.566       1,463
                                                                   2007       $14.566      $15.348       1,384
                                                                   2008       $15.348       $8.794       1,071
                                                                   2009        $8.794      $11.969         854
                                                                   2010       $11.969      $14.304         836
                                                                   2011       $14.304      $14.107         764
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                   2004       $10.000      $10.347           0
                                                                   2005       $10.347      $10.253         260
                                                                   2006       $10.253      $10.965         516
                                                                   2007       $10.965      $11.387         513
                                                                   2008       $11.387       $9.184       1,345
                                                                   2009        $9.184      $12.066       1,324
                                                                   2010       $12.066      $13.255       1,260
                                                                   2011       $13.255      $13.533         401
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                   2004       $10.000      $10.895          58
                                                                   2005       $10.895      $11.398         692
                                                                   2006       $11.398      $12.782         693
                                                                   2007       $12.782      $13.341         673
                                                                   2008       $13.341       $9.307         729
                                                                   2009        $9.307      $11.468         693
                                                                   2010       $11.468      $13.351         665
                                                                   2011       $13.351      $12.473         665
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                   2004       $10.000      $10.880       1,259
                                                                   2005       $10.880      $10.988       1,565
                                                                   2006       $10.988      $12.604       1,490
                                                                   2007       $12.604      $12.750       2,366
                                                                   2008       $12.750       $7.928       2,290
                                                                   2009        $7.928       $9.220       1,350
                                                                   2010        $9.220      $10.589       1,002
                                                                   2011       $10.589       $9.728           0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.127           0
                                                                   2005       $11.127      $11.388          27
                                                                   2006       $11.388      $12.018           0
                                                                   2007       $12.018      $14.255         603
                                                                   2008       $14.255       $8.610         593
                                                                   2009        $8.610      $12.258         105
                                                                   2010       $12.258      $14.738         181
                                                                   2011       $14.738      $12.967         169


                              133     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP VALUE PORTFOLIO
                                                              2004       $10.000      $11.110       1,275
                                                              2005       $11.110      $11.761       1,271
                                                              2006       $11.761      $12.912       1,298
                                                              2007       $12.912      $12.701       1,209
                                                              2008       $12.701       $7.533         138
                                                              2009        $7.533       $9.329         128
                                                              2010        $9.329      $11.446          36
                                                              2011       $11.446      $10.746          35
------------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                              2003       $11.104      $13.045         973
                                                              2004       $13.045      $14.009       3,172
                                                              2005       $14.009      $14.206       3,195
                                                              2006       $14.206      $15.405       3,150
                                                              2007       $15.405      $15.591       3,216
                                                              2008       $15.591       $8.598       3,352
                                                              2009        $8.598      $10.226       3,564
                                                              2010       $10.226      $11.270       3,632
                                                              2011       $11.270      $11.066       3,624
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.248          33
                                                              2004       $12.248      $12.772       1,597
                                                              2005       $12.772      $13.100         838
                                                              2006       $13.100      $13.799         978
                                                              2007       $13.799      $15.365         957
                                                              2008       $15.365       $8.166         703
                                                              2009        $8.166      $11.513         178
                                                              2010       $11.513      $12.291         176
                                                              2011       $12.291      $11.857         182
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.095           0
                                                              2005       $10.095      $10.105           0
                                                              2006       $10.105      $10.371           0
                                                              2007       $10.371      $10.558           0
                                                              2008       $10.558       $6.291           0
                                                              2009        $6.291       $6.711       1,325
                                                              2010        $6.711       $7.304       1,223
                                                              2011        $7.304       $7.711       1,120


                              134     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                 2003       $10.079      $14.181         237
                                                                 2004       $14.181      $16.489         227
                                                                 2005       $16.489      $18.397         575
                                                                 2006       $18.397      $21.119         571
                                                                 2007       $21.119      $21.910         738
                                                                 2008       $21.910      $12.787         730
                                                                 2009       $12.787      $17.429         168
                                                                 2010       $17.429      $19.724         516
                                                                 2011       $19.724      $17.648         491
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                 2003       $11.243      $12.091       4,270
                                                                 2004       $12.091      $12.824       8,589
                                                                 2005       $12.824      $12.855      10,133
                                                                 2006       $12.855      $13.484      10,777
                                                                 2007       $13.484      $14.446      10,148
                                                                 2008       $14.446      $12.083       7,832
                                                                 2009       $12.083      $13.994       5,592
                                                                 2010       $13.994      $15.710       5,089
                                                                 2011       $15.710      $15.467       2,500
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                 2003       $11.727      $12.909       1,353
                                                                 2004       $12.909      $13.729       4,420
                                                                 2005       $13.729      $13.698       4,804
                                                                 2006       $13.698      $14.636       4,537
                                                                 2007       $14.636      $14.246       4,579
                                                                 2008       $14.246       $2.985       5,281
                                                                 2009        $2.985       $3.678       3,968
                                                                 2010        $3.678       $4.117       4,034
                                                                 2011        $4.117       $3.924       3,883
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                 2003       $10.460      $12.586       2,396
                                                                 2004       $12.586      $13.437       4,635
                                                                 2005       $13.437      $13.898       5,645
                                                                 2006       $13.898      $15.601       5,949
                                                                 2007       $15.601      $15.890       5,788
                                                                 2008       $15.890       $9.539       5,841
                                                                 2009        $9.539      $11.941       4,397
                                                                 2010       $11.941      $13.529       4,342
                                                                 2011       $13.529      $13.191       4,296


                              135     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--SERVICE
 SHARES FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA--
 SERVICE SHARES
                                                                     2003       $10.710      $14.608       2,493
                                                                     2004       $14.608      $17.029       1,308
                                                                     2005       $17.029      $18.275       1,603
                                                                     2006       $18.275      $20.496       1,193
                                                                     2007       $20.496      $19.766       1,204
                                                                     2008       $19.766      $11.985       1,162
                                                                     2009       $11.985      $16.046       1,186
                                                                     2010       $16.046      $19.314       1,159
                                                                     2011       $19.314      $18.442       1,113
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                                                                     2003       $10.337      $12.344         678
                                                                     2004       $12.344      $14.419         677
                                                                     2005       $14.419      $15.795         834
                                                                     2006       $15.795      $15.867         832
                                                                     2007       $15.867      $16.455         831
                                                                     2008       $16.455       $8.174         829
                                                                     2009        $8.174      $10.574         813
                                                                     2010       $10.574      $13.151         673
                                                                     2011       $13.151      $12.972         673
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                                     2009       $10.000      $12.244         422
                                                                     2010       $12.244      $13.486         416
                                                                     2011       $13.486      $13.445         406
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                                     2003       $10.678      $12.037       4,283
                                                                     2004       $12.037      $12.740       5,947
                                                                     2005       $12.740      $12.960       4,812
                                                                     2006       $12.960      $14.188       4,957
                                                                     2007       $14.188      $14.008       5,071
                                                                     2008       $14.008       $8.122       5,017
                                                                     2009        $8.122       $9.980       5,280
                                                                     2010        $9.980      $10.818       5,433
                                                                     2011       $10.818      $10.875       5,357
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                                     2003       $10.748      $12.385           0
                                                                     2004       $12.385      $13.218         116
                                                                     2005       $13.218      $13.831       2,636
                                                                     2006       $13.831      $15.268       2,800
                                                                     2007       $15.268      $15.371       2,792
                                                                     2008       $15.371      $10.024       2,790
                                                                     2009       $10.024      $13.257       2,774
                                                                     2010       $13.257      $14.871       2,765
                                                                     2011       $14.871      $14.485       2,760


                              136     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                     Number of
                                                          Accumulation Accumulation    Units
                                             For the Year  Unit Value   Unit Value  Outstanding
                                                Ending    at Beginning    at End      at End
Sub-Accounts                                 December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                 2003       $10.230      $11.260           0
                                                 2004       $11.260      $11.798           0
                                                 2005       $11.798      $13.063           0
                                                 2006       $13.063      $13.135           0
                                                 2007       $13.135      $12.769           0
                                                 2008       $12.769      $10.356           0
                                                 2009       $10.356      $12.764           0
                                                 2010       $12.764      $12.792           0
                                                 2011       $12.792      $12.365           0
-----------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                 2003       $11.642      $14.004         118
                                                 2004       $14.004      $16.656         265
                                                 2005       $16.656      $17.690         261
                                                 2006       $17.690      $21.981         253
                                                 2007       $21.981      $25.785         223
                                                 2008       $25.785      $17.530         217
                                                 2009       $17.530      $18.407         207
                                                 2010       $18.407      $18.334         220
                                                 2011       $18.334      $16.964         237
-----------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                 2003       $10.989      $13.454       1,648
                                                 2004       $13.454      $14.621       1,792
                                                 2005       $14.621      $15.050       2,221
                                                 2006       $15.050      $17.064       2,310
                                                 2007       $17.064      $15.680       2,411
                                                 2008       $15.680       $9.401       1,319
                                                 2009        $9.401      $11.937       1,262
                                                 2010       $11.937      $13.354       1,250
                                                 2011       $13.354      $12.456       1,241
-----------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                 2003       $11.861      $13.294       1,125
                                                 2004       $13.294      $14.374       4,411
                                                 2005       $14.374      $14.495       3,459
                                                 2006       $14.495      $15.671       3,201
                                                 2007       $15.671      $15.754       3,211
                                                 2008       $15.754      $11.392       1,049
                                                 2009       $11.392      $16.735       1,632
                                                 2010       $16.735      $18.667       1,594
                                                 2011       $18.667      $18.579       1,512


                              137     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2003       $10.352      $10.403       2,859
                                                   2004       $10.403      $10.626      10,273
                                                   2005       $10.626      $10.639      11,645
                                                   2006       $10.639      $10.877      12,594
                                                   2007       $10.877      $11.194      12,384
                                                   2008       $11.194       $8.329       7,522
                                                   2009        $8.329      $11.948       4,690
                                                   2010       $11.948      $12.839       4,914
                                                   2011       $12.839      $13.187       4,669
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.571      $13.331       3,933
                                                   2004       $13.331      $15.151       1,561
                                                   2005       $15.151      $16.628       1,446
                                                   2006       $16.628      $20.774       1,480
                                                   2007       $20.774      $22.016       1,750
                                                   2008       $22.016      $12.069         750
                                                   2009       $12.069      $14.712         725
                                                   2010       $14.712      $15.833         590
                                                   2011       $15.833      $12.864         588
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.688      $12.942         417
                                                   2004       $12.942      $14.259       3,302
                                                   2005       $14.259      $15.176       2,975
                                                   2006       $15.176      $16.913       2,889
                                                   2007       $16.913      $15.686       2,800
                                                   2008       $15.686       $9.274       2,641
                                                   2009        $9.274      $11.867       2,515
                                                   2010       $11.867      $13.223       2,464
                                                   2011       $13.223      $12.940       2,359
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2003        $9.933       $9.815         158
                                                   2004        $9.815       $9.664       7,242
                                                   2005        $9.664       $9.692       8,142
                                                   2006        $9.692       $9.897       9,943
                                                   2007        $9.897      $10.142       8,870
                                                   2008       $10.142      $10.175       6,205
                                                   2009       $10.175       $9.973       7,393
                                                   2010        $9.973       $9.758       5,755
                                                   2011        $9.758       $9.546       5,402


                              138     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                               2003       $10.975      $13.445         196
                                               2004       $13.445      $14.506         489
                                               2005       $14.506      $15.609          82
                                               2006       $15.609      $16.574          80
                                               2007       $16.574      $17.140          76
                                               2008       $17.140      $10.268           0
                                               2009       $10.268      $13.271           0
                                               2010       $13.271      $15.520         513
                                               2011       $15.520      $14.409         506
---------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                               2003       $11.317      $14.518         107
                                               2004       $14.518      $16.391         948
                                               2005       $16.391      $16.978         905
                                               2006       $16.978      $19.267       1,051
                                               2007       $19.267      $17.922       1,086
                                               2008       $17.922       $9.683         880
                                               2009        $9.683       $9.110           0
---------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                               2003       $10.837      $13.046         124
                                               2004       $13.046      $13.725         580
                                               2005       $13.725      $14.098         619
                                               2006       $14.098      $15.350         639
                                               2007       $15.350      $15.096         661
                                               2008       $15.096       $9.074         563
                                               2009        $9.074      $11.820         502
                                               2010       $11.820      $13.455         474
                                               2011       $13.455      $12.931         466
---------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                               2003       $10.794      $13.510         434
                                               2004       $13.510      $15.673         969
                                               2005       $15.673      $17.194         524
                                               2006       $17.194      $17.735         528
                                               2007       $17.735      $18.005         523
                                               2008       $18.005       $9.590         509
                                               2009        $9.590      $13.014         490
                                               2010       $13.014      $14.806           0


                              139     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                      2003       $10.574      $12.351       5,778
                                                      2004       $12.351      $12.688       2,080
                                                      2005       $12.688      $13.118       2,864
                                                      2006       $13.118      $13.529       3,165
                                                      2007       $13.529      $13.961       3,139
                                                      2008       $13.961       $8.598       1,766
                                                      2009        $8.598      $13.784       1,946
                                                      2010       $13.784      $16.286       2,107
                                                      2011       $16.286      $13.087       2,128
----------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                      2003       $12.285      $13.821           0
                                                      2004       $13.821      $14.881       1,477
                                                      2005       $14.881      $16.322       1,382
                                                      2006       $16.322      $17.691       1,351
                                                      2007       $17.691      $18.407       1,247
                                                      2008       $18.407      $15.307       1,282
                                                      2009       $15.307      $19.481         925
                                                      2010       $19.481      $20.910         914
                                                      2011       $20.910      $21.862         829
----------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                      2003       $10.000      $10.000           0
                                                      2004       $10.000      $11.030           0
                                                      2005       $11.030      $12.081           0
                                                      2006       $12.081      $14.359         475
                                                      2007       $14.359      $15.417         475
                                                      2008       $15.417      $10.715           0
                                                      2009       $10.715      $13.579           0
                                                      2010       $13.579      $15.147           0
                                                      2011       $15.147      $16.157           0
----------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                      2004       $10.000      $10.719         388
                                                      2005       $10.719      $12.133         407
                                                      2006       $12.133      $12.355         443
                                                      2007       $12.355      $14.730         430
                                                      2008       $14.730       $7.320       1,747
                                                      2009        $7.320      $11.854       1,642
                                                      2010       $11.854      $14.245       1,537
                                                      2011       $14.245      $13.544       1,442


                              140     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                       2004       $10.000      $10.694       1,255
                                                       2005       $10.694      $12.080       1,700
                                                       2006       $12.080      $12.266       1,083
                                                       2007       $12.266      $14.595         864
                                                       2008       $14.595       $7.231           0
                                                       2009        $7.231      $11.679           0
                                                       2010       $11.679      $14.007           0
                                                       2011       $14.007      $13.284           0
-----------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                       2006       $10.000       $9.793           0
                                                       2007        $9.793      $11.743           0
                                                       2008       $11.743       $6.108       1,756
                                                       2009        $6.108       $9.402       1,568
                                                       2010        $9.402      $12.164       1,428
                                                       2011       $12.164      $11.044       1,386
-----------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                       2003       $10.000      $13.538       1,345
                                                       2004       $13.538      $15.751       1,461
                                                       2005       $15.751      $17.392       1,402
                                                       2006       $17.392      $19.025       1,359
                                                       2007       $19.025      $19.158       1,371
                                                       2008       $19.158      $11.161       1,449
                                                       2009       $11.161      $16.008       1,333
                                                       2010       $16.008      $19.816       1,317
                                                       2011       $19.816      $17.694       1,256
-----------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                       2003       $11.376      $14.455       1,499
                                                       2004       $14.455      $19.239       2,484
                                                       2005       $19.239      $21.972       2,279
                                                       2006       $21.972      $29.588       1,822
                                                       2007       $29.588      $23.938       2,051
                                                       2008       $23.938      $14.502       1,387
                                                       2009       $14.502      $18.226       1,178
                                                       2010       $18.226      $23.092       1,063
                                                       2011       $23.092      $23.866       1,001
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                                                       2003       $10.000      $10.000           0
                                                       2004       $10.000       $9.835       4,172
                                                       2005        $9.835       $9.854       3,349
                                                       2006        $9.854      $10.040       2,852
                                                       2007       $10.040      $10.257       2,651
                                                       2008       $10.257      $10.212       2,030
                                                       2009       $10.212       $9.997           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.


                              141     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.270      283,913
                                                            2007       $10.270      $11.854      439,032
                                                            2008       $11.854       $6.685      480,294
                                                            2009        $6.685       $8.913      414,170
                                                            2010        $8.913      $10.256      390,878
                                                            2011       $10.256       $9.812      328,026
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.462        4,820
                                                            2007       $10.462      $11.161        4,337
                                                            2008       $11.161       $8.219       21,445
                                                            2009        $8.219      $10.026       20,638
                                                            2010       $10.026      $11.105       24,739
                                                            2011       $11.105      $10.882       31,381
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.491        3,082
                                                            2007       $10.491      $11.353       24,445
                                                            2008       $11.353       $7.507       76,943
                                                            2009        $7.507       $9.497       42,398
                                                            2010        $9.497      $10.686       24,372
                                                            2011       $10.686      $10.385       20,099
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.500       11,481
                                                            2007       $10.500      $11.477       15,501
                                                            2008       $11.477       $6.983       16,534
                                                            2009        $6.983       $9.015       14,671
                                                            2010        $9.015      $10.281       11,064
                                                            2011       $10.281       $9.832       11,005
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.352          519
                                                            2007       $10.352      $10.789       26,730
                                                            2008       $10.789       $9.481       28,748
                                                            2009        $9.481      $10.696       42,972
                                                            2010       $10.696      $11.290       26,391
                                                            2011       $11.290      $11.265       16,487
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.746        5,960
                                                            2007        $9.746      $11.730        9,721
                                                            2008       $11.730       $6.375       14,136
                                                            2009        $6.375       $9.061       11,849
                                                            2010        $9.061      $10.680       28,798
                                                            2011       $10.680      $10.557        6,595


                              142     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.824        20,407
                                                               2007       $10.824      $11.203       123,148
                                                               2008       $11.203       $6.928       109,337
                                                               2009        $6.928       $8.611        97,080
                                                               2010        $8.611       $9.722        76,446
                                                               2011        $9.722       $9.738        69,814
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.879        86,590
                                                               2007        $9.879      $11.212       104,391
                                                               2008       $11.212       $6.663       132,298
                                                               2009        $6.663       $9.164       126,233
                                                               2010        $9.164      $11.595       127,785
                                                               2011       $11.595      $10.173        99,189
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2002       $10.000      $10.853           903
                                                               2003       $10.853      $13.425       204,532
                                                               2004       $13.425      $14.614       239,720
                                                               2005       $14.614      $14.888       216,067
                                                               2006       $14.888      $17.107       540,890
                                                               2007       $17.107      $16.210       496,501
                                                               2008       $16.210      $10.345       358,524
                                                               2009       $10.345      $12.884       320,788
                                                               2010       $12.884      $14.795       269,363
                                                               2011       $14.795      $14.910       221,946
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.240        20,529
                                                               2005       $11.240      $11.240       107,691
                                                               2006       $11.240      $13.079     1,218,293
                                                               2007       $13.079      $13.354     1,368,496
                                                               2008       $13.354       $9.244     1,325,003
                                                               2009        $9.244      $12.335     1,176,879
                                                               2010       $12.335      $13.677     1,056,219
                                                               2011       $13.677      $13.781       908,749
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.525         5,010
                                                               2005       $10.525      $10.468        53,966
                                                               2006       $10.468      $11.425       762,291
                                                               2007       $11.425      $11.943       867,606
                                                               2008       $11.943       $7.695       791,913
                                                               2009        $7.695       $9.824       661,491
                                                               2010        $9.824      $10.788       589,255
                                                               2011       $10.788      $10.457       538,908


                              143     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.228        1,221
                                                                  2003       $11.228      $14.599      109,873
                                                                  2004       $14.599      $17.778       78,714
                                                                  2005       $17.778      $19.031       91,305
                                                                  2006       $19.031      $21.909      293,264
                                                                  2007       $21.909      $21.046      271,427
                                                                  2008       $21.046      $13.873      238,542
                                                                  2009       $13.873      $17.632      203,382
                                                                  2010       $17.632      $22.249      178,119
                                                                  2011       $22.249      $21.073      159,996
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.538          290
                                                                  2003       $11.538      $15.583       12,058
                                                                  2004       $15.583      $17.095       23,996
                                                                  2005       $17.095      $17.630       21,758
                                                                  2006       $17.630      $18.858       10,502
                                                                  2007       $18.858      $20.643        7,403
                                                                  2008       $20.643      $11.681        7,971
                                                                  2009       $11.681      $16.505        6,474
                                                                  2010       $16.505      $20.730        6,329
                                                                  2011       $20.730      $19.415        5,300
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.253        9,294
                                                                  2005       $10.253      $10.333       19,913
                                                                  2006       $10.333      $10.577      187,553
                                                                  2007       $10.577      $11.096      248,011
                                                                  2008       $11.096      $11.748      319,693
                                                                  2009       $11.748      $11.919      489,931
                                                                  2010       $11.919      $12.350      474,324
                                                                  2011       $12.350      $12.844      442,131
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                  2006       $10.000      $11.019      119,365
                                                                  2007       $11.019      $12.127      189,293
                                                                  2008       $12.127       $8.538      209,202
                                                                  2009        $8.538      $10.362      204,171
                                                                  2010       $10.362      $11.417      203,468
                                                                  2011       $11.417      $10.903      165,956


                              144     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $10.327        4,512
                                                                 2003       $10.327      $12.718      203,839
                                                                 2004       $12.718      $14.097      154,189
                                                                 2005       $14.097      $15.338      187,550
                                                                 2006       $15.338      $17.869      682,906
                                                                 2007       $17.869      $18.195      703,665
                                                                 2008       $18.195      $11.261      570,057
                                                                 2009       $11.261      $13.969      456,695
                                                                 2010       $13.969      $15.286      413,760
                                                                 2011       $15.286      $14.886      328,778
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $11.236          101
                                                                 2003       $11.236      $16.917       58,107
                                                                 2004       $16.917      $20.762       14,136
                                                                 2005       $20.762      $26.037       17,133
                                                                 2006       $26.037      $32.822      112,374
                                                                 2007       $32.822      $41.594      130,198
                                                                 2008       $41.594      $19.358       97,736
                                                                 2009       $19.358      $32.879       82,067
                                                                 2010       $32.879      $38.048       74,938
                                                                 2011       $38.048      $31.506       70,883
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $10.477        1,484
                                                                 2003       $10.477      $13.633       79,873
                                                                 2004       $13.633      $15.902       59,175
                                                                 2005       $15.902      $17.241       93,972
                                                                 2006       $17.241      $20.606      530,191
                                                                 2007       $20.606      $23.411      597,641
                                                                 2008       $23.411      $13.736      554,748
                                                                 2009       $13.736      $18.525      462,135
                                                                 2010       $18.525      $19.763      416,002
                                                                 2011       $19.763      $17.381      349,257
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $10.723            0
                                                                 2003       $10.723      $12.921        3,305
                                                                 2004       $12.921      $14.589        8,097
                                                                 2005       $14.589      $13.916        7,980
                                                                 2006       $13.916      $15.444        3,331
                                                                 2007       $15.444      $16.870        3,277
                                                                 2008       $16.870      $17.632        4,741
                                                                 2009       $17.632      $20.593       16,455
                                                                 2010       $20.593      $23.194       16,292
                                                                 2011       $23.194      $22.627       12,353


                              145     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                               2002       $10.000       $9.412          226
                                                               2003        $9.412      $11.767       49,664
                                                               2004       $11.767      $12.365       54,076
                                                               2005       $12.365      $13.098       53,013
                                                               2006       $13.098      $13.229      171,720
                                                               2007       $13.229      $15.184      151,568
                                                               2008       $15.184       $7.603      112,940
                                                               2009        $7.603      $12.394       91,359
                                                               2010       $12.394      $14.584       83,468
                                                               2011       $14.584      $13.435       71,038
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                               2004       $10.000      $11.343       14,269
                                                               2005       $11.343      $11.622       47,730
                                                               2006       $11.622      $13.273      633,111
                                                               2007       $13.273      $12.757      537,385
                                                               2008       $12.757       $8.059      477,119
                                                               2009        $8.059      $10.184      420,385
                                                               2010       $10.184      $11.596      363,992
                                                               2011       $11.596      $11.171      274,028
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                               2004       $10.000      $10.967       16,162
                                                               2005       $10.967      $11.589       29,002
                                                               2006       $11.589      $12.840      280,682
                                                               2007       $12.840      $13.060      347,010
                                                               2008       $13.060       $9.937      331,539
                                                               2009        $9.937      $11.978      319,241
                                                               2010       $11.978      $13.206      288,945
                                                               2011       $13.206      $12.827      218,094
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                               2002       $10.000      $10.655        3,194
                                                               2003       $10.655      $13.388      152,359
                                                               2004       $13.388      $15.035      119,515
                                                               2005       $15.035      $16.235      127,047
                                                               2006       $16.235      $18.530      443,130
                                                               2007       $18.530      $18.694      418,529
                                                               2008       $18.694      $12.471      341,355
                                                               2009       $12.471      $15.231      303,451
                                                               2010       $15.231      $16.817      282,302
                                                               2011       $16.817      $16.176      248,084


                              146     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                 2004       $10.000      $11.130       46,225
                                                                 2005       $11.130      $12.171       43,238
                                                                 2006       $12.171      $12.567       40,593
                                                                 2007       $12.567      $14.543       31,988
                                                                 2008       $14.543       $7.609       24,363
                                                                 2009        $7.609      $11.709       22,391
                                                                 2010       $11.709      $14.665       20,707
                                                                 2011       $14.665      $13.082       18,347
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
                                                                 2004       $10.000      $11.306       58,610
                                                                 2005       $11.306      $12.497       51,537
                                                                 2006       $12.497      $14.844      112,320
                                                                 2007       $14.844      $15.753      100,885
                                                                 2008       $15.753       $9.101       86,957
                                                                 2009        $9.101      $12.468       80,040
                                                                 2010       $12.468      $14.999       74,826
                                                                 2011       $14.999      $14.897       33,214
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES II
                                                                 2004       $10.000      $11.300       14,404
                                                                 2005       $11.300      $12.472       20,338
                                                                 2006       $12.472      $14.805      114,995
                                                                 2007       $14.805      $15.697      163,770
                                                                 2008       $15.697       $9.049      159,408
                                                                 2009        $9.049      $12.392      137,628
                                                                 2010       $12.392      $14.900      113,213
                                                                 2011       $14.900      $14.785       96,736
---------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                 2004       $10.000      $10.363        5,743
                                                                 2005       $10.363      $10.332       42,214
                                                                 2006       $10.332      $11.116      348,673
                                                                 2007       $11.116      $11.615      442,802
                                                                 2008       $11.615       $9.426      376,145
                                                                 2009        $9.426      $12.459      332,066
                                                                 2010       $12.459      $13.771      301,339
                                                                 2011       $13.771      $14.147      255,685
---------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                 2004       $10.000      $10.912        5,559
                                                                 2005       $10.912      $11.485        7,084
                                                                 2006       $11.485      $12.958      137,579
                                                                 2007       $12.958      $13.608      130,324
                                                                 2008       $13.608       $9.552      134,300
                                                                 2009        $9.552      $11.842      109,583
                                                                 2010       $11.842      $13.871       95,400
                                                                 2011       $13.871      $13.038       88,093


                              147     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                   2004       $10.000      $10.896        1,993
                                                                   2005       $10.896      $11.072       40,840
                                                                   2006       $11.072      $12.778      435,257
                                                                   2007       $12.778      $13.006      437,477
                                                                   2008       $13.006       $8.137      375,485
                                                                   2009        $8.137       $9.521      333,553
                                                                   2010        $9.521      $11.001      275,904
                                                                   2011       $11.001      $10.169      220,574
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.144          268
                                                                   2005       $11.144      $11.475        7,646
                                                                   2006       $11.475      $12.184      104,562
                                                                   2007       $12.184      $14.541      150,622
                                                                   2008       $14.541       $8.837      157,421
                                                                   2009        $8.837      $12.658      127,029
                                                                   2010       $12.658      $15.312      111,055
                                                                   2011       $15.312      $13.555       76,483
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP VALUE PORTFOLIO
                                                                   2004       $10.000      $11.127        1,679
                                                                   2005       $11.127      $11.851       48,962
                                                                   2006       $11.851      $13.090      439,310
                                                                   2007       $13.090      $12.955      414,136
                                                                   2008       $12.955       $7.732      385,510
                                                                   2009        $7.732       $9.634      313,448
                                                                   2010        $9.634      $11.892      279,411
                                                                   2011       $11.892      $11.233      229,133
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                                   2002       $10.000      $10.699          381
                                                                   2003       $10.699      $13.128      118,638
                                                                   2004       $13.128      $14.184       99,388
                                                                   2005       $14.184      $14.472      112,333
                                                                   2006       $14.472      $15.789      286,137
                                                                   2007       $15.789      $16.078      289,544
                                                                   2008       $16.078       $8.921      200,630
                                                                   2009        $8.921      $10.676      127,991
                                                                   2010       $10.676      $11.838      117,180
                                                                   2011       $11.838      $11.695      101,343
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                                   2003       $10.000      $12.298      127,891
                                                                   2004       $12.298      $12.903       60,080
                                                                   2005       $12.903      $13.316       80,633
                                                                   2006       $13.316      $14.111      831,237
                                                                   2007       $14.111      $15.810      733,219
                                                                   2008       $15.810       $8.454      552,440
                                                                   2009        $8.454      $11.993      462,878
                                                                   2010       $11.993      $12.881      415,802
                                                                   2011       $12.881      $12.503      321,140


                              148     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $10.110           18
                                                                 2005       $10.110      $10.182        6,577
                                                                 2006       $10.182      $10.515      416,500
                                                                 2007       $10.515      $10.770      725,278
                                                                 2008       $10.770       $6.457      718,452
                                                                 2009        $6.457       $6.929      739,474
                                                                 2010        $6.929       $7.589      603,480
                                                                 2011        $7.589       $8.060      487,812
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                 2002       $10.000      $10.150        1,468
                                                                 2003       $10.150      $14.270       71,158
                                                                 2004       $14.270      $16.695       79,066
                                                                 2005       $16.695      $18.740       73,144
                                                                 2006       $18.740      $21.645      182,436
                                                                 2007       $21.645      $22.595      161,936
                                                                 2008       $22.595      $13.267      117,070
                                                                 2009       $13.267      $18.195      102,975
                                                                 2010       $18.195      $20.717       85,054
                                                                 2011       $20.717      $18.650       74,086
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                 2002       $10.000      $10.553        2,732
                                                                 2003       $10.553      $12.168      218,046
                                                                 2004       $12.168      $12.984      182,539
                                                                 2005       $12.984      $13.095      227,958
                                                                 2006       $13.095      $13.820      936,505
                                                                 2007       $13.820      $14.898      898,573
                                                                 2008       $14.898      $12.537      714,766
                                                                 2009       $12.537      $14.609      670,287
                                                                 2010       $14.609      $16.501      582,180
                                                                 2011       $16.501      $16.344      475,810
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                 2002       $10.000      $10.663        2,578
                                                                 2003       $10.663      $12.991      158,346
                                                                 2004       $12.991      $13.901      108,252
                                                                 2005       $13.901      $13.955      102,339
                                                                 2006       $13.955      $15.000      226,400
                                                                 2007       $15.000      $14.691      214,333
                                                                 2008       $14.691       $3.098      410,839
                                                                 2009        $3.098       $3.840      412,793
                                                                 2010        $3.840       $4.324      361,109
                                                                 2011        $4.324       $4.147      316,812


                              149     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                         2002       $10.000      $10.179          776
                                                                         2003       $10.179      $12.666      331,015
                                                                         2004       $12.666      $13.604      209,165
                                                                         2005       $13.604      $14.157      230,257
                                                                         2006       $14.157      $15.989      723,778
                                                                         2007       $15.989      $16.387      716,425
                                                                         2008       $16.387       $9.897      655,439
                                                                         2009        $9.897      $12.466      584,230
                                                                         2010       $12.466      $14.210      509,223
                                                                         2011       $14.210      $13.940      448,432
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA--SERVICE
 SHARES
                                                                         2002       $10.000      $10.356        1,102
                                                                         2003       $10.356      $14.701       95,842
                                                                         2004       $14.701      $17.242       57,383
                                                                         2005       $17.242      $18.617       65,352
                                                                         2006       $18.617      $21.007      277,326
                                                                         2007       $21.007      $20.384      252,656
                                                                         2008       $20.384      $12.436      188,278
                                                                         2009       $12.436      $16.752      149,396
                                                                         2010       $16.752      $20.286      121,390
                                                                         2011       $20.286      $19.489      105,259
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                                                                         2002       $10.000      $10.063            6
                                                                         2003       $10.063      $12.422       43,239
                                                                         2004       $12.422      $14.600       24,359
                                                                         2005       $14.600      $16.090       27,814
                                                                         2006       $16.090      $16.263       59,133
                                                                         2007       $16.263      $16.969       58,286
                                                                         2008       $16.969       $8.481       43,515
                                                                         2009        $8.481      $11.038       34,131
                                                                         2010       $11.038      $13.814       28,946
                                                                         2011       $13.814      $13.708       31,963
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                                         2009       $10.000      $12.783      270,276
                                                                         2010       $12.783      $14.165      240,229
                                                                         2011       $14.165      $14.208      203,258
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                                         2002       $10.000      $10.517        4,392
                                                                         2003       $10.517      $12.113      147,503
                                                                         2004       $12.113      $12.899      131,257
                                                                         2005       $12.899      $13.202      148,439
                                                                         2006       $13.202      $14.542      234,261
                                                                         2007       $14.542      $14.446      206,764
                                                                         2008       $14.446       $8.427      155,173
                                                                         2009        $8.427      $10.418      144,056
                                                                         2010       $10.418      $11.363      130,769
                                                                         2011       $11.363      $11.492      120,765


                              150     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2002       $10.000      $10.390            4
                                                      2003       $10.390      $12.464       31,401
                                                      2004       $12.464      $13.383       29,830
                                                      2005       $13.383      $14.089       40,883
                                                      2006       $14.089      $15.649      130,113
                                                      2007       $15.649      $15.851      142,847
                                                      2008       $15.851      $10.401      100,708
                                                      2009       $10.401      $13.839       89,383
                                                      2010       $13.839      $15.620       78,587
                                                      2011       $15.620      $15.308       65,430
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                      2002       $10.000       $9.726        1,736
                                                      2003        $9.726      $11.331       43,250
                                                      2004       $11.331      $11.945       54,726
                                                      2005       $11.945      $13.308       49,402
                                                      2006       $13.308      $13.462       40,028
                                                      2007       $13.462      $13.168       38,972
                                                      2008       $13.168      $10.746       31,865
                                                      2009       $10.746      $13.325       27,216
                                                      2010       $13.325      $13.436       27,103
                                                      2011       $13.436      $13.067       22,709
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                      2002       $10.000      $11.472            0
                                                      2003       $11.472      $14.093           14
                                                      2004       $14.093      $16.864        7,591
                                                      2005       $16.864      $18.020        6,607
                                                      2006       $18.020      $22.529       37,029
                                                      2007       $22.529      $26.590       34,126
                                                      2008       $26.590      $18.188       31,541
                                                      2009       $18.188      $19.216       25,166
                                                      2010       $19.216      $19.257       24,394
                                                      2011       $19.257      $17.927       21,215
----------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                      2002       $10.000      $10.800        3,560
                                                      2003       $10.800      $13.539      241,997
                                                      2004       $13.539      $14.804      172,124
                                                      2005       $14.804      $15.331      162,143
                                                      2006       $15.331      $17.489      266,435
                                                      2007       $17.489      $16.170      244,115
                                                      2008       $16.170       $9.755      223,397
                                                      2009        $9.755      $12.461      197,345
                                                      2010       $12.461      $14.027      162,734
                                                      2011       $14.027      $13.163      134,412


                              151     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2002       $10.000      $10.743           475
                                                   2003       $10.743      $13.378       120,256
                                                   2004       $13.378      $14.554        48,270
                                                   2005       $14.554      $14.766        57,946
                                                   2006       $14.766      $16.062       300,762
                                                   2007       $16.062      $16.246       292,179
                                                   2008       $16.246      $11.820       204,275
                                                   2009       $11.820      $17.470       183,498
                                                   2010       $17.470      $19.606       165,844
                                                   2011       $19.606      $19.634       140,532
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2002       $10.000      $10.187         5,609
                                                   2003       $10.187      $10.469       263,037
                                                   2004       $10.469      $10.759       201,668
                                                   2005       $10.759      $10.838       232,164
                                                   2006       $10.838      $11.149     1,001,618
                                                   2007       $11.149      $11.544     1,052,702
                                                   2008       $11.544       $8.642       754,881
                                                   2009        $8.642      $12.472       619,477
                                                   2010       $12.472      $13.486       546,039
                                                   2011       $13.486      $13.935       445,768
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2002       $10.000      $10.606           683
                                                   2003       $10.606      $13.416        57,398
                                                   2004       $13.416      $15.341        79,696
                                                   2005       $15.341      $16.939        90,776
                                                   2006       $16.939      $21.291       244,922
                                                   2007       $21.291      $22.704       205,176
                                                   2008       $22.704      $12.523       164,011
                                                   2009       $12.523      $15.359       145,629
                                                   2010       $15.359      $16.630       133,045
                                                   2011       $16.630      $13.595       120,706
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2002       $10.000      $10.409           302
                                                   2003       $10.409      $13.024        46,132
                                                   2004       $13.024      $14.437        19,447
                                                   2005       $14.437      $15.460        25,617
                                                   2006       $15.460      $17.334       114,672
                                                   2007       $17.334      $16.176        92,519
                                                   2008       $16.176       $9.623        61,381
                                                   2009        $9.623      $12.389        54,368
                                                   2010       $12.389      $13.889        51,133
                                                   2011       $13.889      $13.675        47,305


                              152     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                               2002       $10.000       $9.987         5,174
                                               2003        $9.987       $9.878       199,617
                                               2004        $9.878       $9.785        78,052
                                               2005        $9.785       $9.873       106,156
                                               2006        $9.873      $10.144     1,326,605
                                               2007       $10.144      $10.459     1,230,632
                                               2008       $10.459      $10.557     1,168,900
                                               2009       $10.557      $10.411     1,045,501
                                               2010       $10.411      $10.249       909,223
                                               2011       $10.249      $10.088       817,149
---------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                               2002       $10.000      $10.381             0
                                               2003       $10.381      $13.530        57,917
                                               2004       $13.530      $14.687        29,678
                                               2005       $14.687      $15.900        28,046
                                               2006       $15.900      $16.987        56,689
                                               2007       $16.987      $17.675        53,275
                                               2008       $17.675      $10.654        46,425
                                               2009       $10.654      $13.855        43,295
                                               2010       $13.855      $16.301        67,256
                                               2011       $16.301      $15.227        59,876
---------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                               2002       $10.000      $11.206         1,048
                                               2003       $11.206      $14.610        58,917
                                               2004       $14.610      $16.596        47,472
                                               2005       $16.596      $17.296        78,202
                                               2006       $17.296      $19.747       342,022
                                               2007       $19.747      $18.481       367,814
                                               2008       $18.481      $10.047       315,350
                                               2009       $10.047       $9.460             0
---------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                               2002       $10.000      $10.644            66
                                               2003       $10.644      $13.128        38,525
                                               2004       $13.128      $13.896        25,803
                                               2005       $13.896      $14.361        22,777
                                               2006       $14.361      $15.733        17,578
                                               2007       $15.733      $15.568        16,380
                                               2008       $15.568       $9.415        16,221
                                               2009        $9.415      $12.340        13,193
                                               2010       $12.340      $14.132        10,427
                                               2011       $14.132      $13.665         8,739


                              153     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                   2002       $10.000      $10.374           66
                                                   2003       $10.374      $13.596       32,814
                                                   2004       $13.596      $15.869       37,929
                                                   2005       $15.869      $17.515       34,660
                                                   2006       $17.515      $18.177       43,154
                                                   2007       $18.177      $18.568       38,321
                                                   2008       $18.568       $9.950       30,685
                                                   2009        $9.950      $13.586       27,854
                                                   2010       $13.586      $15.526            0
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2002       $10.000      $10.111        2,714
                                                   2003       $10.111      $12.429      204,603
                                                   2004       $12.429      $12.847      232,660
                                                   2005       $12.847      $13.363      220,448
                                                   2006       $13.363      $13.866      183,695
                                                   2007       $13.866      $14.398      171,556
                                                   2008       $14.398       $8.922      134,351
                                                   2009        $8.922      $14.390      120,884
                                                   2010       $14.390      $17.106      107,042
                                                   2011       $17.106      $13.830       95,187
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2002       $10.000      $11.062            0
                                                   2003       $11.062      $13.908       21,280
                                                   2004       $13.908      $15.067       16,192
                                                   2005       $15.067      $16.627       18,091
                                                   2006       $16.627      $18.131      100,034
                                                   2007       $18.131      $18.983       96,018
                                                   2008       $18.983      $15.882       83,252
                                                   2009       $15.882      $20.337       65,956
                                                   2010       $20.337      $21.963       62,028
                                                   2011       $21.963      $23.103       54,786
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2003       $10.000      $10.000            0
                                                   2004       $10.000      $11.098       14,221
                                                   2005       $11.098      $12.230       27,462
                                                   2006       $12.230      $14.625      272,665
                                                   2007       $14.625      $15.798      294,419
                                                   2008       $15.798      $11.048      255,720
                                                   2009       $11.048      $14.086      226,866
                                                   2010       $14.086      $15.809      197,080
                                                   2011       $15.809      $16.967      161,094


                              154     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                       2004       $10.000      $10.763       24,252
                                                       2005       $10.763      $12.257       26,735
                                                       2006       $12.257      $12.558      173,605
                                                       2007       $12.558      $15.064      150,677
                                                       2008       $15.064       $7.532       80,186
                                                       2009        $7.532      $12.272       67,644
                                                       2010       $12.272      $14.838       58,516
                                                       2011       $14.838      $14.194       56,387
-----------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                       2004       $10.000      $10.738        9,011
                                                       2005       $10.738      $12.203       10,641
                                                       2006       $12.203      $12.468      124,471
                                                       2007       $12.468      $14.926      106,403
                                                       2008       $14.926       $7.440       37,889
                                                       2009        $7.440      $12.092       26,990
                                                       2010       $12.092      $14.590       22,022
                                                       2011       $14.590      $13.922       21,100
-----------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                       2006       $10.000       $9.833       92,016
                                                       2007        $9.833      $11.864      215,863
                                                       2008       $11.864       $6.209      236,127
                                                       2009        $6.209       $9.616      186,191
                                                       2010        $9.616      $12.517      148,828
                                                       2011       $12.517      $11.434      133,416
-----------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                       2003       $10.000      $13.593       20,071
                                                       2004       $13.593      $15.912       19,130
                                                       2005       $15.912      $17.677       17,888
                                                       2006       $17.677      $19.456       35,605
                                                       2007       $19.456      $19.712       38,349
                                                       2008       $19.712      $11.554       27,627
                                                       2009       $11.554      $16.675       26,656
                                                       2010       $16.675      $20.768       27,188
                                                       2011       $20.768      $18.657       24,626


                              155     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                         FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                     2002       $10.000      $10.703        1,077
                                                     2003       $10.703      $14.547       58,906
                                                     2004       $14.547      $19.479       58,603
                                                     2005       $19.479      $22.382       68,172
                                                     2006       $22.382      $30.325      181,974
                                                     2007       $30.325      $24.686      156,400
                                                     2008       $24.686      $15.048      151,102
                                                     2009       $15.048      $19.028      125,186
                                                     2010       $19.028      $24.254      104,933
                                                     2011       $24.254      $25.221       92,839
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                                                     2003       $10.000      $10.000            0
                                                     2004       $10.000       $9.895       66,137
                                                     2005        $9.895       $9.975      118,151
                                                     2006        $9.975      $10.226      302,731
                                                     2007       $10.226      $10.511      398,400
                                                     2008       $10.511      $10.529      314,797
                                                     2009       $10.529      $10.368            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.


                              156     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.207         0
                                                            2007       $10.207      $11.673         0
                                                            2008       $11.673       $6.523         0
                                                            2009        $6.523       $8.616         0
                                                            2010        $8.616       $9.824         0
                                                            2011        $9.824       $9.313         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.397         0
                                                            2007       $10.397      $10.991         0
                                                            2008       $10.991       $8.020         0
                                                            2009        $8.020       $9.693         0
                                                            2010        $9.693      $10.638         0
                                                            2011       $10.638      $10.329         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.427         0
                                                            2007       $10.427      $11.179         0
                                                            2008       $11.179       $7.325         0
                                                            2009        $7.325       $9.182         0
                                                            2010        $9.182      $10.236         0
                                                            2011       $10.236       $9.858         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.436         0
                                                            2007       $10.436      $11.302         0
                                                            2008       $11.302       $6.813         0
                                                            2009        $6.813       $8.715         0
                                                            2010        $8.715       $9.849         0
                                                            2011        $9.849       $9.332         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.289         0
                                                            2007       $10.289      $10.624         0
                                                            2008       $10.624       $9.251         0
                                                            2009        $9.251      $10.341         0
                                                            2010       $10.341      $10.815         0
                                                            2011       $10.815      $10.693         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.686         0
                                                            2007        $9.686      $11.551         0
                                                            2008       $11.551       $6.220         0
                                                            2009        $6.220       $8.760         0
                                                            2010        $8.760      $10.230         0
                                                            2011       $10.230      $10.021         0


                              157     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.757           0
                                                               2007       $10.757      $11.031           0
                                                               2008       $11.031       $6.759           0
                                                               2009        $6.759       $8.325           0
                                                               2010        $8.325       $9.313           0
                                                               2011        $9.313       $9.244           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.818           0
                                                               2007        $9.818      $11.040           0
                                                               2008       $11.040       $6.501           0
                                                               2009        $6.501       $8.859           0
                                                               2010        $8.859      $11.107           0
                                                               2011       $11.107       $9.656           0
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2003       $10.680      $13.292         794
                                                               2004       $13.292      $14.336       1,584
                                                               2005       $14.336      $14.472       1,014
                                                               2006       $14.472      $16.477         963
                                                               2007       $16.477      $15.469       1,185
                                                               2008       $15.469       $9.782       1,244
                                                               2009        $9.782      $12.072       1,094
                                                               2010       $12.072      $13.735       1,085
                                                               2011       $13.735      $13.716         400
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.171           0
                                                               2005       $11.171      $11.069           0
                                                               2006       $11.069      $12.763           0
                                                               2007       $12.763      $12.911           0
                                                               2008       $12.911       $8.856           0
                                                               2009        $8.856      $11.709           0
                                                               2010       $11.709      $12.865           0
                                                               2011       $12.865      $12.844           0
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.501           0
                                                               2005       $10.501      $10.349       7,469
                                                               2006       $10.349      $11.192       6,505
                                                               2007       $11.192      $11.592       6,371
                                                               2008       $11.592       $7.400       6,487
                                                               2009        $7.400       $9.361       6,662
                                                               2010        $9.361      $10.186       6,770
                                                               2011       $10.186       $9.783       7,683


                              158     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2003       $11.021      $14.453       5,633
                                                                  2004       $14.453      $17.440       5,461
                                                                  2005       $17.440      $18.498       5,412
                                                                  2006       $18.498      $21.102       4,871
                                                                  2007       $21.102      $20.084       4,745
                                                                  2008       $20.084      $13.117       4,658
                                                                  2009       $13.117      $16.520       4,515
                                                                  2010       $16.520      $20.655       3,165
                                                                  2011       $20.655      $19.385       3,074
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2003       $11.801      $15.428           0
                                                                  2004       $15.428      $16.770           0
                                                                  2005       $16.770      $17.137           0
                                                                  2006       $17.137      $18.164           0
                                                                  2007       $18.164      $19.700           0
                                                                  2008       $19.700      $11.045           0
                                                                  2009       $11.045      $15.464           0
                                                                  2010       $15.464      $19.244           0
                                                                  2011       $19.244      $17.860           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.190           0
                                                                  2005       $10.190      $10.176           0
                                                                  2006       $10.176      $10.322           0
                                                                  2007       $10.322      $10.728           0
                                                                  2008       $10.728      $11.255           0
                                                                  2009       $11.255      $11.315           0
                                                                  2010       $11.315      $11.616           0
                                                                  2011       $11.616      $11.971           0
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                  2006       $10.000      $10.951           0
                                                                  2007       $10.951      $11.942         200
                                                                  2008       $11.942       $8.331         199
                                                                  2009        $8.331      $10.018         197
                                                                  2010       $10.018      $10.936         195
                                                                  2011       $10.936      $10.349         194
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                  2003       $10.581      $12.591           0
                                                                  2004       $12.591      $13.829         404
                                                                  2005       $13.829      $14.909           0
                                                                  2006       $14.909      $17.211           0
                                                                  2007       $17.211      $17.364           0
                                                                  2008       $17.364      $10.648           0
                                                                  2009       $10.648      $13.088           0
                                                                  2010       $13.088      $14.191           0
                                                                  2011       $14.191      $13.694           0


                              159     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2003       $11.655      $16.748           0
                                                                 2004       $16.748      $20.367         274
                                                                 2005       $20.367      $25.309         241
                                                                 2006       $25.309      $31.613          34
                                                                 2007       $31.613      $39.694          98
                                                                 2008       $39.694      $18.304         169
                                                                 2009       $18.304      $30.806         157
                                                                 2010       $30.806      $35.323          92
                                                                 2011       $35.323      $28.983          91
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                 2003       $10.359      $13.497         785
                                                                 2004       $13.497      $15.599         785
                                                                 2005       $15.599      $16.759       3,619
                                                                 2006       $16.759      $19.847       3,197
                                                                 2007       $19.847      $22.342       3,034
                                                                 2008       $22.342      $12.988       3,180
                                                                 2009       $12.988      $17.356       3,016
                                                                 2010       $17.356      $18.347       2,985
                                                                 2011       $18.347      $15.988       3,679
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                                 2003       $11.563      $12.792           0
                                                                 2004       $12.792      $14.312           0
                                                                 2005       $14.312      $13.526           0
                                                                 2006       $13.526      $14.875           0
                                                                 2007       $14.875      $16.099           0
                                                                 2008       $16.099      $16.672           0
                                                                 2009       $16.672      $19.294           0
                                                                 2010       $19.294      $21.533           0
                                                                 2011       $21.533      $20.815           0
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                                 2003        $9.909      $11.650      14,005
                                                                 2004       $11.650      $12.129      16,837
                                                                 2005       $12.129      $12.732      15,428
                                                                 2006       $12.732      $12.742      14,773
                                                                 2007       $12.742      $14.490      14,117
                                                                 2008       $14.490       $7.189      12,744
                                                                 2009        $7.189      $11.612      12,635
                                                                 2010       $11.612      $13.539       9,787
                                                                 2011       $13.539      $12.359       9,206


                              160     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                               2004       $10.000      $11.274           0
                                                               2005       $11.274      $11.446       2,787
                                                               2006       $11.446      $12.952       2,016
                                                               2007       $12.952      $12.334       2,145
                                                               2008       $12.334       $7.721       2,244
                                                               2009        $7.721       $9.667       2,369
                                                               2010        $9.667      $10.906       2,332
                                                               2011       $10.906      $10.411       2,320
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                               2004       $10.000      $10.900           0
                                                               2005       $10.900      $11.413           0
                                                               2006       $11.413      $12.530           0
                                                               2007       $12.530      $12.627           0
                                                               2008       $12.627       $9.520           0
                                                               2009        $9.520      $11.370       2,501
                                                               2010       $11.370      $12.421       2,466
                                                               2011       $12.421      $11.955       2,429
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                               2003       $10.757      $13.254       2,676
                                                               2004       $13.254      $14.749       2,467
                                                               2005       $14.749      $15.781       5,528
                                                               2006       $15.781      $17.848       4,770
                                                               2007       $17.848      $17.840       4,656
                                                               2008       $17.840      $11.792       4,541
                                                               2009       $11.792      $14.270       4,564
                                                               2010       $14.270      $15.612       4,380
                                                               2011       $15.612      $14.880       4,296
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                               2004       $10.000      $11.062       1,030
                                                               2005       $11.062      $11.986       1,030
                                                               2006       $11.986      $12.263       1,003
                                                               2007       $12.263      $14.061         955
                                                               2008       $14.061       $7.289         956
                                                               2009        $7.289      $11.114         956
                                                               2010       $11.114      $13.794         906
                                                               2011       $13.794      $12.192         852
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
                                                               2004       $10.000      $11.237       1,038
                                                               2005       $11.237      $12.307       1,038
                                                               2006       $12.307      $14.486       1,011
                                                               2007       $14.486      $15.231         963
                                                               2008       $15.231       $8.719         963
                                                               2009        $8.719      $11.835         963
                                                               2010       $11.835      $14.108         913
                                                               2011       $14.108      $13.884         859


                              161     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES II
                                                                   2004       $10.000      $11.231           0
                                                                   2005       $11.231      $12.282           0
                                                                   2006       $12.282      $14.447           0
                                                                   2007       $14.447      $15.176         153
                                                                   2008       $15.176       $8.668         152
                                                                   2009        $8.668      $11.763         150
                                                                   2010       $11.763      $14.014         149
                                                                   2011       $14.014      $13.779         395
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                   2004       $10.000      $10.339           0
                                                                   2005       $10.339      $10.214       3,358
                                                                   2006       $10.214      $10.890       3,659
                                                                   2007       $10.890      $11.274       3,579
                                                                   2008       $11.274       $9.065       2,148
                                                                   2009        $9.065      $11.873       2,116
                                                                   2010       $11.873      $13.003       2,116
                                                                   2011       $13.003      $13.236       2,538
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                   2004       $10.000      $10.887           0
                                                                   2005       $10.887      $11.355           0
                                                                   2006       $11.355      $12.694           0
                                                                   2007       $12.694      $13.208           0
                                                                   2008       $13.208       $9.186           0
                                                                   2009        $9.186      $11.284           0
                                                                   2010       $11.284      $13.097           0
                                                                   2011       $13.097      $12.198           0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                   2004       $10.000      $10.871           0
                                                                   2005       $10.871      $10.946           0
                                                                   2006       $10.946      $12.518           0
                                                                   2007       $12.518      $12.624           0
                                                                   2008       $12.624       $7.826       1,062
                                                                   2009        $7.826       $9.073       1,183
                                                                   2010        $9.073      $10.388           0
                                                                   2011       $10.388       $9.513           0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.119           0
                                                                   2005       $11.119      $11.344           0
                                                                   2006       $11.344      $11.936           0
                                                                   2007       $11.936      $14.114           0
                                                                   2008       $14.114       $8.499           0
                                                                   2009        $8.499      $12.062           0
                                                                   2010       $12.062      $14.458           0
                                                                   2011       $14.458      $12.682           0


                              162     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP VALUE PORTFOLIO
                                                              2004       $10.000      $11.102           0
                                                              2005       $11.102      $11.716       4,347
                                                              2006       $11.716      $12.823       3,504
                                                              2007       $12.823      $12.574       3,802
                                                              2008       $12.574       $7.435       4,518
                                                              2009        $7.435       $9.180       4,598
                                                              2010        $9.180      $11.228       3,893
                                                              2011       $11.228      $10.510       3,962
------------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                              2003       $11.085      $12.997           0
                                                              2004       $12.997      $13.914         468
                                                              2005       $13.914      $14.067         468
                                                              2006       $14.067      $15.207         469
                                                              2007       $15.207      $15.343         460
                                                              2008       $15.343       $8.435           0
                                                              2009        $8.435      $10.002           0
                                                              2010       $10.002      $10.990           0
                                                              2011       $10.990      $10.758           0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.222           0
                                                              2004       $12.222      $12.707       1,319
                                                              2005       $12.707      $12.994       3,573
                                                              2006       $12.994      $13.644       3,427
                                                              2007       $13.644      $15.146       3,202
                                                              2008       $15.146       $8.025       4,955
                                                              2009        $8.025      $11.280       4,347
                                                              2010       $11.280      $12.005       3,381
                                                              2011       $12.005      $11.546       2,288
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.087           0
                                                              2005       $10.087      $10.066           0
                                                              2006       $10.066      $10.300           0
                                                              2007       $10.300      $10.453           0
                                                              2008       $10.453       $6.210           0
                                                              2009        $6.210       $6.603           0
                                                              2010        $6.603       $7.165           0
                                                              2011        $7.165       $7.541       2,486


                              163     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                          2003       $10.062      $14.128           0
                          2004       $14.128      $16.377           0
                          2005       $16.377      $18.216         152
                          2006       $18.216      $20.848         140
                          2007       $20.848      $21.563         138
                          2008       $21.563      $12.545         135
                          2009       $12.545      $17.047         144
                          2010       $17.047      $19.233         139
                          2011       $19.233      $17.156         142
        ----------------------------------------------------------------
        OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                          2003       $11.224      $12.046       4,565
                          2004       $12.046      $12.737       6,173
                          2005       $12.737      $12.729       7,837
                          2006       $12.729      $13.310       8,414
                          2007       $13.310      $14.217       7,968
                          2008       $14.217      $11.855       5,798
                          2009       $11.855      $13.688       5,757
                          2010       $13.688      $15.319       5,418
                          2011       $15.319      $15.035       4,336
        ----------------------------------------------------------------
        OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                          2003       $11.708      $12.861       3,096
                          2004       $12.861      $13.636       3,274
                          2005       $13.636      $13.564       3,612
                          2006       $13.564      $14.448       3,461
                          2007       $14.448      $14.020       3,340
                          2008       $14.020       $2.929       3,933
                          2009        $2.929       $3.597       3,566
                          2010        $3.597       $4.014       3,315
                          2011        $4.014       $3.814       2,063
        ----------------------------------------------------------------
        OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                          2003       $10.442      $12.540       2,031
                          2004       $12.540      $13.346       1,958
                          2005       $13.346      $13.761       8,119
                          2006       $13.761      $15.400       6,907
                          2007       $15.400      $15.638       6,790
                          2008       $15.638       $9.358       7,509
                          2009        $9.358      $11.680       7,613
                          2010       $11.680      $13.192       7,319
                          2011       $13.192      $12.823       7,522


                              164     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA--SERVICE
 SHARES
                                                                         2003       $10.692      $14.554         715
                                                                         2004       $14.554      $16.914       1,046
                                                                         2005       $16.914      $18.096       2,028
                                                                         2006       $18.096      $20.234       1,714
                                                                         2007       $20.234      $19.452       1,740
                                                                         2008       $19.452      $11.759       2,077
                                                                         2009       $11.759      $15.695       1,980
                                                                         2010       $15.695      $18.833       1,634
                                                                         2011       $18.833      $17.927       1,610
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                                                                         2003       $10.319      $12.298       4,939
                                                                         2004       $12.298      $14.322       4,736
                                                                         2005       $14.322      $15.640       4,663
                                                                         2006       $15.640      $15.664       4,465
                                                                         2007       $15.664      $16.193       4,277
                                                                         2008       $16.193       $8.019       3,927
                                                                         2009        $8.019      $10.342       3,895
                                                                         2010       $10.342      $12.824       2,865
                                                                         2011       $12.824      $12.610       2,702
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                                         2009       $10.000      $11.976      13,127
                                                                         2010       $11.976      $13.150      10,689
                                                                         2011       $13.150      $13.070      10,121
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                                         2003       $10.660      $11.992       1,563
                                                                         2004       $11.992      $12.654       1,561
                                                                         2005       $12.654      $12.833       2,112
                                                                         2006       $12.833      $14.006       1,869
                                                                         2007       $14.006      $13.786       1,731
                                                                         2008       $13.786       $7.968         833
                                                                         2009        $7.968       $9.761         530
                                                                         2010        $9.761      $10.548         271
                                                                         2011       $10.548      $10.571         268
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                                         2003       $10.730      $12.339           0
                                                                         2004       $12.339      $13.128           0
                                                                         2005       $13.128      $13.695         750
                                                                         2006       $13.695      $15.072         736
                                                                         2007       $15.072      $15.127         726
                                                                         2008       $15.127       $9.835           0
                                                                         2009        $9.835      $12.966           0
                                                                         2010       $12.966      $14.501           0
                                                                         2011       $14.501      $14.081           0


                              165     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                     Number of
                                                          Accumulation Accumulation    Units
                                             For the Year  Unit Value   Unit Value  Outstanding
                                                Ending    at Beginning    at End      at End
Sub-Accounts                                 December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                 2003       $10.213      $11.218         116
                                                 2004       $11.218      $11.718          96
                                                 2005       $11.718      $12.935          80
                                                 2006       $12.935      $12.966          65
                                                 2007       $12.966      $12.566          53
                                                 2008       $12.566      $10.161          41
                                                 2009       $10.161      $12.484          22
                                                 2010       $12.484      $12.474           8
                                                 2011       $12.474      $12.020           8
-----------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                 2003       $11.455      $13.971           0
                                                 2004       $13.971      $16.543           0
                                                 2005       $16.543      $17.516           0
                                                 2006       $17.516      $21.699           0
                                                 2007       $21.699      $25.376           0
                                                 2008       $25.376      $17.199           0
                                                 2009       $17.199      $18.004           0
                                                 2010       $18.004      $17.878           0
                                                 2011       $17.878      $16.491           0
-----------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                 2003       $10.971      $13.404         263
                                                 2004       $13.404      $14.522         212
                                                 2005       $14.522      $14.902         179
                                                 2006       $14.902      $16.845         148
                                                 2007       $16.845      $15.431         132
                                                 2008       $15.431       $9.224         122
                                                 2009        $9.224      $11.675          81
                                                 2010       $11.675      $13.022          44
                                                 2011       $13.022      $12.109          44
-----------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                 2003       $11.841      $13.245           0
                                                 2004       $13.245      $14.277         391
                                                 2005       $14.277      $14.353         397
                                                 2006       $14.353      $15.470         387
                                                 2007       $15.470      $15.504         405
                                                 2008       $15.504      $11.177       3,131
                                                 2009       $11.177      $16.368       2,981
                                                 2010       $16.368      $18.202       2,936
                                                 2011       $18.202      $18.061       2,789


                              166     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2003       $10.335      $10.364       1,290
                                                   2004       $10.364      $10.554       2,104
                                                   2005       $10.554      $10.535       7,068
                                                   2006       $10.535      $10.738       7,270
                                                   2007       $10.738      $11.016       7,160
                                                   2008       $11.016       $8.171       4,637
                                                   2009        $8.171      $11.686       4,048
                                                   2010       $11.686      $12.520       3,996
                                                   2011       $12.520      $12.819       4,112
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.554      $13.282      15,292
                                                   2004       $13.282      $15.049       8,870
                                                   2005       $15.049      $16.465       8,551
                                                   2006       $16.465      $20.507       8,194
                                                   2007       $20.507      $21.667       7,989
                                                   2008       $21.667      $11.841       7,104
                                                   2009       $11.841      $14.390       7,057
                                                   2010       $14.390      $15.439       4,119
                                                   2011       $15.439      $12.505       3,937
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.670      $12.894           0
                                                   2004       $12.894      $14.163           0
                                                   2005       $14.163      $15.027           0
                                                   2006       $15.027      $16.696           0
                                                   2007       $16.696      $15.437           0
                                                   2008       $15.437       $9.099           0
                                                   2009        $9.099      $11.607           0
                                                   2010       $11.607      $12.894           0
                                                   2011       $12.894      $12.579           0
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2003        $9.917       $9.779       1,411
                                                   2004        $9.779       $9.598       3,015
                                                   2005        $9.598       $9.597       8,670
                                                   2006        $9.597       $9.770       9,762
                                                   2007        $9.770       $9.981       9,632
                                                   2008        $9.981       $9.982       4,607
                                                   2009        $9.982       $9.754       7,609
                                                   2010        $9.754       $9.515       7,675
                                                   2011        $9.515       $9.279       7,027


                              167     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                               2003       $10.957      $13.395           0
                                               2004       $13.395      $14.408           0
                                               2005       $14.408      $15.456           0
                                               2006       $15.456      $16.362           0
                                               2007       $16.362      $16.868           0
                                               2008       $16.868      $10.074           0
                                               2009       $10.074      $12.980           0
                                               2010       $12.980      $15.133           0
                                               2011       $15.133      $14.007           0
---------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                               2003       $11.298      $14.464      12,046
                                               2004       $14.464      $16.280      13,910
                                               2005       $16.280      $16.812      15,326
                                               2006       $16.812      $19.020      14,500
                                               2007       $19.020      $17.637      14,265
                                               2008       $17.637       $9.500      13,254
                                               2009        $9.500       $8.935           0
---------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                               2003       $10.819      $12.997           0
                                               2004       $12.997      $13.632           0
                                               2005       $13.632      $13.960           0
                                               2006       $13.960      $15.153           0
                                               2007       $15.153      $14.856           0
                                               2008       $14.856       $8.902           0
                                               2009        $8.902      $11.561           0
                                               2010       $11.561      $13.120           0
                                               2011       $13.120      $12.570           0
---------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                               2003       $10.776      $13.460           0
                                               2004       $13.460      $15.567           0
                                               2005       $15.567      $17.025           0
                                               2006       $17.025      $17.507           0
                                               2007       $17.507      $17.719           0
                                               2008       $17.719       $9.408           0
                                               2009        $9.408      $12.729           0
                                               2010       $12.729      $14.449           0
---------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                               2003       $10.557      $12.305         813
                                               2004       $12.305      $12.603         915
                                               2005       $12.603      $12.989           0
                                               2006       $12.989      $13.355           0
                                               2007       $13.355      $13.740           0
                                               2008       $13.740       $8.436           0
                                               2009        $8.436      $13.482           0
                                               2010       $13.482      $15.881           0
                                               2011       $15.881      $12.722           0


                              168     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                       2003       $12.265      $13.770           0
                                                       2004       $13.770      $14.780           0
                                                       2005       $14.780      $16.162           0
                                                       2006       $16.162      $17.464           0
                                                       2007       $17.464      $18.115           0
                                                       2008       $18.115      $15.018           0
                                                       2009       $15.018      $19.054           0
                                                       2010       $19.054      $20.390           0
                                                       2011       $20.390      $21.252           0
-----------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                       2003       $10.000      $10.000           0
                                                       2004       $10.000      $10.996           0
                                                       2005       $10.996      $12.007           0
                                                       2006       $12.007      $14.228           0
                                                       2007       $14.228      $15.228         159
                                                       2008       $15.228      $10.551         157
                                                       2009       $10.551      $13.331         156
                                                       2010       $13.331      $14.825         154
                                                       2011       $14.825      $15.765         153
-----------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                       2004       $10.000      $10.697       3,557
                                                       2005       $10.697      $12.071       3,407
                                                       2006       $12.071      $12.254       3,405
                                                       2007       $12.254      $14.565       3,141
                                                       2008       $14.565       $7.216       3,594
                                                       2009        $7.216      $11.649       2,973
                                                       2010       $11.649      $13.956       2,840
                                                       2011       $13.956      $13.229       1,648
-----------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                       2004       $10.000      $10.672           0
                                                       2005       $10.672      $12.018           0
                                                       2006       $12.018      $12.166           0
                                                       2007       $12.166      $14.432           0
                                                       2008       $14.432       $7.127           0
                                                       2009        $7.127      $11.478           0
                                                       2010       $11.478      $13.723           0
                                                       2011       $13.723      $12.975           0


                              169     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        UIF MID CAP GROWTH PORTFOLIO, CLASS II
                          2006       $10.000       $9.772           0
                          2007        $9.772      $11.682           0
                          2008       $11.682       $6.058           0
                          2009        $6.058       $9.296           0
                          2010        $9.296      $11.990           0
                          2011       $11.990      $10.853         314
        ----------------------------------------------------------------
        UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                          2003       $10.000      $13.510           0
                          2004       $13.510      $15.670           0
                          2005       $15.670      $17.250           0
                          2006       $17.250      $18.813           0
                          2007       $18.813      $18.885           0
                          2008       $18.885      $10.968           0
                          2009       $10.968      $15.684           0
                          2010       $15.684      $19.355           0
                          2011       $19.355      $17.229           0
        ----------------------------------------------------------------
        UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                          2003       $11.357      $14.402       2,467
                          2004       $14.402      $19.109       2,258
                          2005       $19.109      $21.756       2,395
                          2006       $21.756      $29.208       2,198
                          2007       $29.208      $23.558       2,284
                          2008       $23.558      $14.228       1,464
                          2009       $14.228      $17.827       1,466
                          2010       $17.827      $22.516       1,397
                          2011       $22.516      $23.200       1,316
        ----------------------------------------------------------------
        VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                          2003       $10.000      $10.000           0
                          2004       $10.000       $9.805           0
                          2005        $9.805       $9.793           0
                          2006        $9.793       $9.948           0
                          2007        $9.948      $10.132           0
                          2008       $10.132      $10.056       4,793
                          2009       $10.056       $9.815           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.


                              170     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.270       58,931
                                                            2007       $10.270      $11.854      205,386
                                                            2008       $11.854       $6.685      199,825
                                                            2009        $6.685       $8.913      180,795
                                                            2010        $8.913      $10.256      164,209
                                                            2011       $10.256       $9.812      144,054
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.462       22,865
                                                            2007       $10.462      $11.161       49,421
                                                            2008       $11.161       $8.219       88,629
                                                            2009        $8.219      $10.026       71,540
                                                            2010       $10.026      $11.105       60,223
                                                            2011       $11.105      $10.882       59,897
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.491            0
                                                            2007       $10.491      $11.353            0
                                                            2008       $11.353       $7.507        8,967
                                                            2009        $7.507       $9.497        8,524
                                                            2010        $9.497      $10.686        9,013
                                                            2011       $10.686      $10.385        8,631
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.500        4,936
                                                            2007       $10.500      $11.477        3,177
                                                            2008       $11.477       $6.983        1,002
                                                            2009        $6.983       $9.015          607
                                                            2010        $9.015      $10.281          603
                                                            2011       $10.281       $9.832          601
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.352        2,423
                                                            2007       $10.352      $10.789        4,787
                                                            2008       $10.789       $9.481        6,169
                                                            2009        $9.481      $10.696       10,903
                                                            2010       $10.696      $11.290       10,351
                                                            2011       $11.290      $11.265        9,775
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.746            0
                                                            2007        $9.746      $11.730        1,813
                                                            2008       $11.730       $6.375        1,340
                                                            2009        $6.375       $9.061        1,008
                                                            2010        $9.061      $10.680           99
                                                            2011       $10.680      $10.557           96


                              171     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.824       22,952
                                                               2007       $10.824      $11.203       55,881
                                                               2008       $11.203       $6.928       58,510
                                                               2009        $6.928       $8.611       60,521
                                                               2010        $8.611       $9.722       58,553
                                                               2011        $9.722       $9.738       57,984
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.879        9,989
                                                               2007        $9.879      $11.212       38,987
                                                               2008       $11.212       $6.663       39,134
                                                               2009        $6.663       $9.164       36,579
                                                               2010        $9.164      $11.595       34,385
                                                               2011       $11.595      $10.173       30,938
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2002       $10.000      $10.853        1,895
                                                               2003       $10.853      $13.425       31,028
                                                               2004       $13.425      $14.614       68,823
                                                               2005       $14.614      $14.888       79,315
                                                               2006       $14.888      $17.107       84,562
                                                               2007       $17.107      $16.210       90,229
                                                               2008       $16.210      $10.345       80,421
                                                               2009       $10.345      $12.884       72,551
                                                               2010       $12.884      $14.795       53,880
                                                               2011       $14.795      $14.910       37,462
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.240       22,636
                                                               2005       $11.240      $11.240      258,448
                                                               2006       $11.240      $13.079      488,323
                                                               2007       $13.079      $13.354      651,119
                                                               2008       $13.354       $9.244      569,671
                                                               2009        $9.244      $12.335      496,401
                                                               2010       $12.335      $13.677      413,030
                                                               2011       $13.677      $13.781      278,944
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.525        1,153
                                                               2005       $10.525      $10.468      106,672
                                                               2006       $10.468      $11.425      209,179
                                                               2007       $11.425      $11.943      242,913
                                                               2008       $11.943       $7.695      220,904
                                                               2009        $7.695       $9.824      190,232
                                                               2010        $9.824      $10.788      161,248
                                                               2011       $10.788      $10.457      119,551


                              172     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.228            0
                                                                  2003       $11.228      $14.599       17,710
                                                                  2004       $14.599      $17.778       32,091
                                                                  2005       $17.778      $19.031       56,409
                                                                  2006       $19.031      $21.909       67,453
                                                                  2007       $21.909      $21.046       74,742
                                                                  2008       $21.046      $13.873       68,129
                                                                  2009       $13.873      $17.632       59,102
                                                                  2010       $17.632      $22.249       49,377
                                                                  2011       $22.249      $21.073       40,278
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.538            0
                                                                  2003       $11.538      $15.583        2,120
                                                                  2004       $15.583      $17.095        1,457
                                                                  2005       $17.095      $17.630        1,685
                                                                  2006       $17.630      $18.858        1,833
                                                                  2007       $18.858      $20.643        1,745
                                                                  2008       $20.643      $11.681        1,870
                                                                  2009       $11.681      $16.505        1,956
                                                                  2010       $16.505      $20.730        1,713
                                                                  2011       $20.730      $19.415        1,657
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.253        4,788
                                                                  2005       $10.253      $10.333       36,809
                                                                  2006       $10.333      $10.577       69,659
                                                                  2007       $10.577      $11.096       71,356
                                                                  2008       $11.096      $11.748       84,106
                                                                  2009       $11.748      $11.919      121,665
                                                                  2010       $11.919      $12.350      100,956
                                                                  2011       $12.350      $12.844       80,072
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                  2006       $10.000      $11.019       28,256
                                                                  2007       $11.019      $12.127      139,069
                                                                  2008       $12.127       $8.538      142,841
                                                                  2009        $8.538      $10.362      133,223
                                                                  2010       $10.362      $11.417      120,659
                                                                  2011       $11.417      $10.903       93,404
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $10.327            0
                                                                  2003       $10.327      $12.718       51,247
                                                                  2004       $12.718      $14.097       89,468
                                                                  2005       $14.097      $15.338      195,874
                                                                  2006       $15.338      $17.869      248,012
                                                                  2007       $17.869      $18.195      286,267
                                                                  2008       $18.195      $11.261      235,403
                                                                  2009       $11.261      $13.969      193,701
                                                                  2010       $13.969      $15.286      159,607
                                                                  2011       $15.286      $14.886      113,515


                              173     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $11.236            0
                                                                 2003       $11.236      $16.917        4,338
                                                                 2004       $16.917      $20.762       10,936
                                                                 2005       $20.762      $26.037       24,121
                                                                 2006       $26.037      $32.822       33,128
                                                                 2007       $32.822      $41.594       21,398
                                                                 2008       $41.594      $19.358       21,909
                                                                 2009       $19.358      $32.879       20,227
                                                                 2010       $32.879      $38.048       17,301
                                                                 2011       $38.048      $31.506       14,612
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $10.477            0
                                                                 2003       $10.477      $13.633       10,738
                                                                 2004       $13.633      $15.902       24,545
                                                                 2005       $15.902      $17.241      131,380
                                                                 2006       $17.241      $20.606      214,900
                                                                 2007       $20.606      $23.411      229,814
                                                                 2008       $23.411      $13.736      198,347
                                                                 2009       $13.736      $18.525      163,288
                                                                 2010       $18.525      $19.763      133,918
                                                                 2011       $19.763      $17.381      105,338
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $10.723        1,921
                                                                 2003       $10.723      $12.920        1,995
                                                                 2004       $12.920      $14.589        2,561
                                                                 2005       $14.589      $13.916        2,729
                                                                 2006       $13.916      $15.444        2,751
                                                                 2007       $15.444      $16.870        2,584
                                                                 2008       $16.870      $17.632        1,829
                                                                 2009       $17.632      $20.593        2,009
                                                                 2010       $20.593      $23.194           69
                                                                 2011       $23.194      $22.627            0
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                                 2002       $10.000       $9.412            0
                                                                 2003        $9.412      $11.767        4,800
                                                                 2004       $11.767      $12.365       16,427
                                                                 2005       $12.365      $13.098       35,171
                                                                 2006       $13.098      $13.229       43,766
                                                                 2007       $13.229      $15.184       46,533
                                                                 2008       $15.184       $7.603       41,011
                                                                 2009        $7.603      $12.394       33,167
                                                                 2010       $12.394      $14.584       24,429
                                                                 2011       $14.584      $13.435       17,815


                              174     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                               2004       $10.000      $11.343       29,089
                                                               2005       $11.343      $11.622      104,771
                                                               2006       $11.622      $13.273      162,673
                                                               2007       $13.273      $12.757      166,026
                                                               2008       $12.757       $8.059      133,110
                                                               2009        $8.059      $10.184      123,616
                                                               2010       $10.184      $11.596       99,310
                                                               2011       $11.596      $11.171       80,657
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                               2004       $10.000      $10.967       40,892
                                                               2005       $10.967      $11.589       82,180
                                                               2006       $11.589      $12.840      139,142
                                                               2007       $12.840      $13.060      160,968
                                                               2008       $13.060       $9.937      149,835
                                                               2009        $9.937      $11.978      125,212
                                                               2010       $11.978      $13.206      104,510
                                                               2011       $13.206      $12.827       91,610
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                               2002       $10.000      $10.655            0
                                                               2003       $10.655      $13.388       16,041
                                                               2004       $13.388      $15.035       55,062
                                                               2005       $15.035      $16.235       97,713
                                                               2006       $16.235      $18.530      121,276
                                                               2007       $18.530      $18.694      125,665
                                                               2008       $18.694      $12.471      111,525
                                                               2009       $12.471      $15.231       92,694
                                                               2010       $15.231      $16.817       72,582
                                                               2011       $16.817      $16.176       63,083
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                               2004       $10.000      $11.130        5,000
                                                               2005       $11.130      $12.171        9,550
                                                               2006       $12.171      $12.567        7,898
                                                               2007       $12.567      $14.543        7,549
                                                               2008       $14.543       $7.609        6,352
                                                               2009        $7.609      $11.709        5,887
                                                               2010       $11.709      $14.665        5,666
                                                               2011       $14.665      $13.082        4,466
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
                                                               2004       $10.000      $11.306       17,454
                                                               2005       $11.306      $12.497       18,097
                                                               2006       $12.497      $14.844       17,725
                                                               2007       $14.844      $15.753       14,683
                                                               2008       $15.753       $9.101       13,906
                                                               2009        $9.101      $12.468       12,012
                                                               2010       $12.468      $14.999        6,277
                                                               2011       $14.999      $14.897        2,052


                              175     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES II
                                                                   2004       $10.000      $11.300       18,683
                                                                   2005       $11.300      $12.472       23,225
                                                                   2006       $12.472      $14.805       40,335
                                                                   2007       $14.805      $15.697       53,940
                                                                   2008       $15.697       $9.049       55,316
                                                                   2009        $9.049      $12.392       47,020
                                                                   2010       $12.392      $14.900       38,572
                                                                   2011       $14.900      $14.785       36,190
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                   2004       $10.000      $10.363        1,954
                                                                   2005       $10.363      $10.332       64,927
                                                                   2006       $10.332      $11.116      124,486
                                                                   2007       $11.116      $11.615      173,757
                                                                   2008       $11.615       $9.426      146,403
                                                                   2009        $9.426      $12.459      128,757
                                                                   2010       $12.459      $13.771      104,848
                                                                   2011       $13.771      $14.147       71,472
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                   2004       $10.000      $10.912        2,680
                                                                   2005       $10.912      $11.485       19,434
                                                                   2006       $11.485      $12.958       33,197
                                                                   2007       $12.958      $13.608       39,496
                                                                   2008       $13.608       $9.552       35,683
                                                                   2009        $9.552      $11.842       30,990
                                                                   2010       $11.842      $13.871       23,559
                                                                   2011       $13.871      $13.038       21,416
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                   2004       $10.000      $10.896        7,786
                                                                   2005       $10.896      $11.072       66,461
                                                                   2006       $11.072      $12.778       96,277
                                                                   2007       $12.778      $13.006      122,166
                                                                   2008       $13.006       $8.137      105,589
                                                                   2009        $8.137       $9.521       96,028
                                                                   2010        $9.521      $11.001       85,295
                                                                   2011       $11.001      $10.169       58,576
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.144           86
                                                                   2005       $11.144      $11.475        6,838
                                                                   2006       $11.475      $12.184       31,720
                                                                   2007       $12.184      $14.541       42,332
                                                                   2008       $14.541       $8.837       39,901
                                                                   2009        $8.837      $12.658       28,179
                                                                   2010       $12.658      $15.312       21,998
                                                                   2011       $15.312      $13.555       21,588


                              176     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP VALUE PORTFOLIO
                                                              2004       $10.000      $11.127        2,907
                                                              2005       $11.127      $11.851       88,785
                                                              2006       $11.851      $13.090      113,220
                                                              2007       $13.090      $12.955      133,809
                                                              2008       $12.955       $7.732      127,162
                                                              2009        $7.732       $9.634      110,093
                                                              2010        $9.634      $11.892       92,273
                                                              2011       $11.892      $11.233       51,683
------------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.699            0
                                                              2003       $10.699      $13.128       14,806
                                                              2004       $13.128      $14.184       25,039
                                                              2005       $14.184      $14.472       40,359
                                                              2006       $14.472      $15.789       46,580
                                                              2007       $15.789      $16.078       45,964
                                                              2008       $16.078       $8.921       44,678
                                                              2009        $8.921      $10.676       41,279
                                                              2010       $10.676      $11.838       34,820
                                                              2011       $11.838      $11.695       23,779
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.298       16,293
                                                              2004       $12.298      $12.903       62,821
                                                              2005       $12.903      $13.316      119,313
                                                              2006       $13.316      $14.111      148,739
                                                              2007       $14.111      $15.810      121,790
                                                              2008       $15.810       $8.454      106,556
                                                              2009        $8.454      $11.993       82,580
                                                              2010       $11.993      $12.881       68,853
                                                              2011       $12.881      $12.503       48,137
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.110        1,900
                                                              2005       $10.110      $10.182       19,950
                                                              2006       $10.182      $10.515      131,838
                                                              2007       $10.515      $10.770      250,642
                                                              2008       $10.770       $6.457      255,607
                                                              2009        $6.457       $6.929      257,461
                                                              2010        $6.929       $7.589      213,012
                                                              2011        $7.589       $8.060      164,661


                              177     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                 2002       $10.000      $10.150            0
                                                                 2003       $10.150      $14.270        4,146
                                                                 2004       $14.270      $16.695       18,071
                                                                 2005       $16.695      $18.740       21,315
                                                                 2006       $18.740      $21.645       21,514
                                                                 2007       $21.645      $22.595       24,156
                                                                 2008       $22.595      $13.267       18,696
                                                                 2009       $13.267      $18.195       15,856
                                                                 2010       $18.195      $20.717       12,923
                                                                 2011       $20.717      $18.650        8,843
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                 2002       $10.000      $10.553        1,928
                                                                 2003       $10.553      $12.168       41,097
                                                                 2004       $12.168      $12.984       77,772
                                                                 2005       $12.984      $13.095      191,974
                                                                 2006       $13.095      $13.820      247,776
                                                                 2007       $13.820      $14.898      297,150
                                                                 2008       $14.898      $12.537      258,453
                                                                 2009       $12.537      $14.609      243,833
                                                                 2010       $14.609      $16.501      174,038
                                                                 2011       $16.501      $16.344      135,197
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                 2002       $10.000      $10.663            0
                                                                 2003       $10.663      $12.991           12
                                                                 2004       $12.991      $13.901       41,186
                                                                 2005       $13.901      $13.955       48,901
                                                                 2006       $13.955      $15.000       61,033
                                                                 2007       $15.000      $14.691       66,322
                                                                 2008       $14.691       $3.098       87,042
                                                                 2009        $3.098       $3.840       70,920
                                                                 2010        $3.840       $4.324       59,676
                                                                 2011        $4.324       $4.147       47,869
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                 2002       $10.000      $10.179        1,945
                                                                 2003       $10.179      $12.666       26,782
                                                                 2004       $12.666      $13.604       59,125
                                                                 2005       $13.604      $14.157      140,753
                                                                 2006       $14.157      $15.989      202,184
                                                                 2007       $15.989      $16.387      197,820
                                                                 2008       $16.387       $9.897      190,381
                                                                 2009        $9.897      $12.466      166,920
                                                                 2010       $12.466      $14.210      137,070
                                                                 2011       $14.210      $13.940      103,909


                              178     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA--SERVICE
 SHARES
                                                                         2002       $10.000      $10.356           0
                                                                         2003       $10.356      $14.701      14,941
                                                                         2004       $14.701      $17.242      25,485
                                                                         2005       $17.242      $18.617      41,748
                                                                         2006       $18.617      $21.007      54,905
                                                                         2007       $21.007      $20.384      54,188
                                                                         2008       $20.384      $12.436      48,848
                                                                         2009       $12.436      $16.752      41,773
                                                                         2010       $16.752      $20.286      30,478
                                                                         2011       $20.286      $19.489      25,911
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                                                                         2002       $10.000      $10.063           0
                                                                         2003       $10.063      $12.422       8,483
                                                                         2004       $12.422      $14.600      22,403
                                                                         2005       $14.600      $16.090      30,987
                                                                         2006       $16.090      $16.263      40,565
                                                                         2007       $16.263      $16.969      36,754
                                                                         2008       $16.969       $8.481      36,514
                                                                         2009        $8.481      $11.038      33,983
                                                                         2010       $11.038      $13.814      19,366
                                                                         2011       $13.814      $13.708      11,821
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                                         2009       $10.000      $12.783      79,948
                                                                         2010       $12.783      $14.165      69,708
                                                                         2011       $14.165      $14.208      54,645
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                                         2002       $10.000      $10.517           0
                                                                         2003       $10.517      $12.113      24,540
                                                                         2004       $12.113      $12.899      64,309
                                                                         2005       $12.899      $13.202      58,344
                                                                         2006       $13.202      $14.542      72,048
                                                                         2007       $14.542      $14.446      67,765
                                                                         2008       $14.446       $8.427      38,767
                                                                         2009        $8.427      $10.418      33,425
                                                                         2010       $10.418      $11.363      29,228
                                                                         2011       $11.363      $11.492      23,376


                              179     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2002       $10.000      $10.390           0
                                                      2003       $10.390      $12.464       8,988
                                                      2004       $12.464      $13.383      14,779
                                                      2005       $13.383      $14.089      22,697
                                                      2006       $14.089      $15.649      33,202
                                                      2007       $15.649      $15.851      29,202
                                                      2008       $15.851      $10.401      22,083
                                                      2009       $10.401      $13.839      20,871
                                                      2010       $13.839      $15.620      20,539
                                                      2011       $15.620      $15.308      17,521
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                      2002       $10.000       $9.726           0
                                                      2003        $9.726      $11.331         978
                                                      2004       $11.331      $11.945       1,958
                                                      2005       $11.945      $13.308       2,147
                                                      2006       $13.308      $13.462       2,250
                                                      2007       $13.462      $13.168       2,107
                                                      2008       $13.168      $10.746       1,552
                                                      2009       $10.746      $13.325         398
                                                      2010       $13.325      $13.436         377
                                                      2011       $13.436      $13.067       2,043
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                      2002       $10.000      $11.472           0
                                                      2003       $11.472      $14.093       2,112
                                                      2004       $14.093      $16.864       5,170
                                                      2005       $16.864      $18.020       5,057
                                                      2006       $18.020      $22.529       4,787
                                                      2007       $22.529      $26.590       2,885
                                                      2008       $26.590      $18.188       2,084
                                                      2009       $18.188      $19.216       2,203
                                                      2010       $19.216      $19.257       2,334
                                                      2011       $19.257      $17.927       1,810
----------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                      2002       $10.000      $10.800           0
                                                      2003       $10.800      $14.093       2,112
                                                      2004       $14.093      $14.804      49,986
                                                      2005       $14.804      $15.331      53,041
                                                      2006       $15.331      $17.489      51,557
                                                      2007       $17.489      $16.170      56,846
                                                      2008       $16.170       $9.755      35,860
                                                      2009        $9.755      $12.461      31,367
                                                      2010       $12.461      $14.027      24,921
                                                      2011       $14.027      $13.163      19,371


                              180     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2002       $10.000      $10.743            0
                                                   2003       $10.743      $13.378       20,709
                                                   2004       $13.378      $14.554       39,241
                                                   2005       $14.554      $14.766       58,158
                                                   2006       $14.766      $16.062       84,296
                                                   2007       $16.062      $16.246       90,170
                                                   2008       $16.246      $11.820       71,506
                                                   2009       $11.820      $17.470       63,317
                                                   2010       $17.470      $19.606       48,193
                                                   2011       $19.606      $19.634       35,571
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2002       $10.000      $10.187            0
                                                   2003       $10.187      $10.469       33,742
                                                   2004       $10.469      $10.759       65,425
                                                   2005       $10.759      $10.838      153,673
                                                   2006       $10.838      $11.149      278,298
                                                   2007       $11.149      $11.544      316,107
                                                   2008       $11.544       $8.642      257,346
                                                   2009        $8.642      $12.472      195,766
                                                   2010       $12.472      $13.486      163,032
                                                   2011       $13.486      $13.935      120,780
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2002       $10.000      $10.606            0
                                                   2003       $10.606      $13.416       16,560
                                                   2004       $13.416      $15.341       23,536
                                                   2005       $15.341      $16.939       34,205
                                                   2006       $16.939      $21.291       56,149
                                                   2007       $21.291      $22.704       67,587
                                                   2008       $22.704      $12.523       61,723
                                                   2009       $12.523      $15.359       57,600
                                                   2010       $15.359      $16.630       54,173
                                                   2011       $16.630      $13.595       44,970
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2002       $10.000      $10.409            0
                                                   2003       $10.409      $13.024        4,222
                                                   2004       $13.024      $14.437        5,134
                                                   2005       $14.437      $15.460       14,206
                                                   2006       $15.460      $17.334       28,439
                                                   2007       $17.334      $16.176       33,309
                                                   2008       $16.176       $9.623       21,458
                                                   2009        $9.623      $12.389       19,349
                                                   2010       $12.389      $13.889       16,051
                                                   2011       $13.889      $13.675        9,056


                              181     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                               2002       $10.000       $9.987            0
                                               2003        $9.987       $9.878        3,503
                                               2004        $9.878       $9.785       25,745
                                               2005        $9.785       $9.873      132,095
                                               2006        $9.873      $10.144      212,468
                                               2007       $10.144      $10.459      333,114
                                               2008       $10.459      $10.557      236,819
                                               2009       $10.557      $10.411      245,324
                                               2010       $10.411      $10.249      247,881
                                               2011       $10.249      $10.088      165,490
---------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                               2002       $10.000      $10.381            0
                                               2003       $10.381      $13.530        4,646
                                               2004       $13.530      $14.687        4,607
                                               2005       $14.687      $15.900        4,534
                                               2006       $15.900      $16.987        4,578
                                               2007       $16.987      $17.675        3,706
                                               2008       $17.675      $10.654        1,418
                                               2009       $10.654      $13.855          482
                                               2010       $13.855      $16.301        4,562
                                               2011       $16.301      $15.227        2,694
---------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                               2002       $10.000      $11.206            0
                                               2003       $11.206      $14.610        3,413
                                               2004       $14.610      $16.596        9,332
                                               2005       $16.596      $17.296       52,908
                                               2006       $17.296      $19.747       83,473
                                               2007       $19.747      $18.481       99,643
                                               2008       $18.481      $10.047       92,634
                                               2009       $10.047       $9.460            0
---------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                               2002       $10.000      $10.644            0
                                               2003       $10.644      $13.128        2,239
                                               2004       $13.128      $13.896        4,387
                                               2005       $13.896      $14.361        4,597
                                               2006       $14.361      $15.733        4,443
                                               2007       $15.733      $15.568        3,226
                                               2008       $15.568       $9.415        2,745
                                               2009        $9.415      $12.340        1,662
                                               2010       $12.340      $14.132        1,628
                                               2011       $14.132      $13.665          378


                              182     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                   2002       $10.000      $10.374            0
                                                   2003       $10.374      $13.596        9,417
                                                   2004       $13.596      $15.869       15,619
                                                   2005       $15.869      $17.515       12,925
                                                   2006       $17.515      $18.177        9,150
                                                   2007       $18.177      $18.568        7,663
                                                   2008       $18.568       $9.950        6,265
                                                   2009        $9.950      $13.586        5,142
                                                   2010       $13.586      $15.526            0
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2002       $10.000      $10.111            0
                                                   2003       $10.111      $12.429       44,440
                                                   2004       $12.429      $12.847       54,946
                                                   2005       $12.847      $13.363       71,627
                                                   2006       $13.363      $13.866       70,383
                                                   2007       $13.866      $14.398       64,271
                                                   2008       $14.398       $8.922       51,527
                                                   2009        $8.922      $14.390       44,697
                                                   2010       $14.390      $17.106       37,002
                                                   2011       $17.106      $13.830       26,322
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2002       $10.000      $11.062            0
                                                   2003       $11.062      $13.908        2,511
                                                   2004       $13.908      $15.067        7,583
                                                   2005       $15.067      $16.627       20,297
                                                   2006       $16.627      $18.131       24,735
                                                   2007       $18.131      $18.983       25,013
                                                   2008       $18.983      $15.882       22,345
                                                   2009       $15.882      $20.337       22,960
                                                   2010       $20.337      $21.963       19,235
                                                   2011       $21.963      $23.103       12,529
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2003       $10.000      $10.000            0
                                                   2004       $10.000      $11.098       20,294
                                                   2005       $11.098      $12.230       67,795
                                                   2006       $12.230      $14.625      126,365
                                                   2007       $14.625      $15.798      126,897
                                                   2008       $15.798      $11.048      108,420
                                                   2009       $11.048      $14.086       97,432
                                                   2010       $14.086      $15.809       84,098
                                                   2011       $15.809      $16.967       69,786


                              183     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I FORMERLY, UIF CAPITAL GROWTH
 PORTFOLIO, CLASS I
                                                                 2004       $10.000      $10.763       7,291
                                                                 2005       $10.763      $12.257       6,860
                                                                 2006       $12.257      $12.558       5,209
                                                                 2007       $12.558      $15.064       4,795
                                                                 2008       $15.064       $7.532       3,861
                                                                 2009        $7.532      $12.272       3,428
                                                                 2010       $12.272      $14.838       2,323
                                                                 2011       $14.838      $14.194       2,202
---------------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II FORMERLY, UIF CAPITAL GROWTH
 PORTFOLIO, CLASS II
                                                                 2004       $10.000      $10.738       4,141
                                                                 2005       $10.738      $12.203       5,702
                                                                 2006       $12.203      $12.468       8,295
                                                                 2007       $12.468      $14.926       8,181
                                                                 2008       $14.926       $7.440       8,649
                                                                 2009        $7.440      $12.092       5,348
                                                                 2010       $12.092      $14.590       5,199
                                                                 2011       $14.590      $13.922       2,023
---------------------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                                 2006       $10.000       $9.833      33,087
                                                                 2007        $9.833      $11.864      55,991
                                                                 2008       $11.864       $6.209      61,786
                                                                 2009        $6.209       $9.616      51,479
                                                                 2010        $9.616      $12.517      33,210
                                                                 2011       $12.517      $11.434      25,338
---------------------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                                 2003       $10.000      $13.593       1,742
                                                                 2004       $13.593      $15.912       8,905
                                                                 2005       $15.912      $17.677      12,996
                                                                 2006       $17.677      $19.456      11,922
                                                                 2007       $19.456      $19.712       9,527
                                                                 2008       $19.712      $11.554       7,698
                                                                 2009       $11.554      $16.675       7,106
                                                                 2010       $16.675      $20.768       6,847
                                                                 2011       $20.768      $18.657       7,126
---------------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                                 2002       $10.000      $10.703           0
                                                                 2003       $10.703      $14.547      10,341
                                                                 2004       $14.547      $19.479      25,715
                                                                 2005       $19.479      $22.382      34,738
                                                                 2006       $22.382      $30.325      37,755
                                                                 2007       $30.325      $24.686      45,700
                                                                 2008       $24.686      $15.048      41,215
                                                                 2009       $15.048      $19.028      37,874
                                                                 2010       $19.028      $24.254      30,799
                                                                 2011       $24.254      $25.221      25,190


                              184     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                                                     2003       $10.000      $10.000           0
                                                     2004       $10.000       $9.895      23,867
                                                     2005        $9.895       $9.975      76,491
                                                     2006        $9.975      $10.226      55,566
                                                     2007       $10.226      $10.511      52,997
                                                     2008       $10.511      $10.529      45,546
                                                     2009       $10.529      $10.368           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.


                              185     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.207         0
                                                            2007       $10.207      $11.673         0
                                                            2008       $11.673       $6.523         0
                                                            2009        $6.523       $8.616         0
                                                            2010        $8.616       $9.824         0
                                                            2011        $9.824       $9.313         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.397         0
                                                            2007       $10.397      $10.991         0
                                                            2008       $10.991       $8.020         0
                                                            2009        $8.020       $9.693         0
                                                            2010        $9.693      $10.638         0
                                                            2011       $10.638      $10.329         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.427         0
                                                            2007       $10.427      $11.179         0
                                                            2008       $11.179       $7.325         0
                                                            2009        $7.325       $9.182         0
                                                            2010        $9.182      $10.236         0
                                                            2011       $10.236       $9.858         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.436         0
                                                            2007       $10.436      $11.302         0
                                                            2008       $11.302       $6.813         0
                                                            2009        $6.813       $8.715         0
                                                            2010        $8.715       $9.849         0
                                                            2011        $9.849       $9.332         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.289         0
                                                            2007       $10.289      $10.624         0
                                                            2008       $10.624       $9.251         0
                                                            2009        $9.251      $10.341         0
                                                            2010       $10.341      $10.815         0
                                                            2011       $10.815      $10.693         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.686         0
                                                            2007        $9.686      $11.551         0
                                                            2008       $11.551       $6.220         0
                                                            2009        $6.220       $8.760         0
                                                            2010        $8.760      $10.230         0
                                                            2011       $10.230      $10.021         0


                              186     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.3


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.757           0
                                                               2007       $10.757      $11.031           0
                                                               2008       $11.031       $6.759           0
                                                               2009        $6.759       $8.325           0
                                                               2010        $8.325       $9.313           0
                                                               2011        $9.313       $9.244           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.818           0
                                                               2007        $9.818      $11.040           0
                                                               2008       $11.040       $6.501           0
                                                               2009        $6.501       $8.859           0
                                                               2010        $8.859      $11.107           0
                                                               2011       $11.107       $9.656           0
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2003       $10.680      $13.292           0
                                                               2004       $13.292      $14.336           0
                                                               2005       $14.336      $14.472           0
                                                               2006       $14.472      $16.477           0
                                                               2007       $16.477      $15.469           0
                                                               2008       $15.469       $9.782           0
                                                               2009        $9.782      $12.072           0
                                                               2010       $12.072      $13.735           0
                                                               2011       $13.735      $13.716           0
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.171           0
                                                               2005       $11.171      $11.069           0
                                                               2006       $11.069      $12.763           0
                                                               2007       $12.763      $12.911           0
                                                               2008       $12.911       $8.856           0
                                                               2009        $8.856      $11.709           0
                                                               2010       $11.709      $12.865           0
                                                               2011       $12.865      $12.844           0
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.501           0
                                                               2005       $10.501      $10.349          40
                                                               2006       $10.349      $11.192          40
                                                               2007       $11.192      $11.592          40
                                                               2008       $11.592       $7.400          40
                                                               2009        $7.400       $9.361          39
                                                               2010        $9.361      $10.186       1,243
                                                               2011       $10.186       $9.783       1,174


                              187     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.3


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2003       $11.021      $14.453          0
                                                                  2004       $14.453      $17.440          0
                                                                  2005       $17.440      $18.498          0
                                                                  2006       $18.498      $21.102          0
                                                                  2007       $21.102      $20.084          0
                                                                  2008       $20.084      $13.117          0
                                                                  2009       $13.117      $16.520          0
                                                                  2010       $16.520      $20.655          0
                                                                  2011       $20.655      $19.385          0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2003       $11.801      $15.428          0
                                                                  2004       $15.428      $16.770          0
                                                                  2005       $16.770      $17.137          0
                                                                  2006       $17.137      $18.164          0
                                                                  2007       $18.164      $19.700          0
                                                                  2008       $19.700      $11.045          0
                                                                  2009       $11.045      $15.464          0
                                                                  2010       $15.464      $19.244          0
                                                                  2011       $19.244      $17.860          0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.190          0
                                                                  2005       $10.190      $10.176          0
                                                                  2006       $10.176      $10.322          0
                                                                  2007       $10.322      $10.728          0
                                                                  2008       $10.728      $11.255          0
                                                                  2009       $11.255      $11.315          0
                                                                  2010       $11.315      $11.616          0
                                                                  2011       $11.616      $11.971          0
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                  2006       $10.000      $10.951          0
                                                                  2007       $10.951      $11.942          0
                                                                  2008       $11.942       $8.331          0
                                                                  2009        $8.331      $10.018          0
                                                                  2010       $10.018      $10.936          0
                                                                  2011       $10.936      $10.349          0
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                  2003       $10.581      $12.591          0
                                                                  2004       $12.591      $13.829          0
                                                                  2005       $13.829      $14.909          0
                                                                  2006       $14.909      $17.211        552
                                                                  2007       $17.211      $17.364        548
                                                                  2008       $17.364      $10.648        545
                                                                  2009       $10.648      $13.088        540
                                                                  2010       $13.088      $14.191          0
                                                                  2011       $14.191      $13.694          0


                              188     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.3


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                            2003       $11.655      $16.748          0
                                                            2004       $16.748      $20.367          0
                                                            2005       $20.367      $25.309          0
                                                            2006       $25.309      $31.613          0
                                                            2007       $31.613      $39.694          0
                                                            2008       $39.694      $18.304          0
                                                            2009       $18.304      $30.806          0
                                                            2010       $30.806      $35.323          0
                                                            2011       $35.323      $28.983          0
----------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                            2003       $10.359      $13.497          0
                                                            2004       $13.497      $15.599          0
                                                            2005       $15.599      $16.759          0
                                                            2006       $16.759      $19.847        281
                                                            2007       $19.847      $22.342        279
                                                            2008       $22.342      $12.988        277
                                                            2009       $12.988      $17.356        275
                                                            2010       $17.356      $18.347        668
                                                            2011       $18.347      $15.988        631
----------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                            2003       $11.563      $12.792          0
                                                            2004       $12.792      $14.312          0
                                                            2005       $14.312      $13.526          0
                                                            2006       $13.526      $14.875          0
                                                            2007       $14.875      $16.099          0
                                                            2008       $16.099      $16.672          0
                                                            2009       $16.672      $19.294          0
                                                            2010       $19.294      $21.533          0
                                                            2011       $21.533      $20.815          0
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                            2003        $9.909      $11.650          0
                                                            2004       $11.650      $12.129          0
                                                            2005       $12.129      $12.732          0
                                                            2006       $12.732      $12.742          0
                                                            2007       $12.742      $14.490          0
                                                            2008       $14.490       $7.189          0
                                                            2009        $7.189      $11.612          0
                                                            2010       $11.612      $13.539          0
                                                            2011       $13.539      $12.359          0


                              189     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.3


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                               2004       $10.000      $11.274           0
                                                               2005       $11.274      $11.446           0
                                                               2006       $11.446      $12.952           0
                                                               2007       $12.952      $12.334           0
                                                               2008       $12.334       $7.721           0
                                                               2009        $7.721       $9.667           0
                                                               2010        $9.667      $10.906           0
                                                               2011       $10.906      $10.411           0
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                               2004       $10.000      $10.900           0
                                                               2005       $10.900      $11.413           0
                                                               2006       $11.413      $12.530           0
                                                               2007       $12.530      $12.627           0
                                                               2008       $12.627       $9.520           0
                                                               2009        $9.520      $11.370           0
                                                               2010       $11.370      $12.421           0
                                                               2011       $12.421      $11.955           0
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                               2003       $10.757      $13.254         354
                                                               2004       $13.254      $14.749         476
                                                               2005       $14.749      $15.781         499
                                                               2006       $15.781      $17.848         625
                                                               2007       $17.848      $17.840         621
                                                               2008       $17.840      $11.792         617
                                                               2009       $11.792      $14.270         611
                                                               2010       $14.270      $15.612       1,101
                                                               2011       $15.612      $14.880       1,040
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                               2004       $10.000      $11.062           0
                                                               2005       $11.062      $11.986           0
                                                               2006       $11.986      $12.263           0
                                                               2007       $12.263      $14.061           0
                                                               2008       $14.061       $7.289           0
                                                               2009        $7.289      $11.114           0
                                                               2010       $11.114      $13.794           0
                                                               2011       $13.794      $12.192           0
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
                                                               2004       $10.000      $11.237         629
                                                               2005       $11.237      $12.307         313
                                                               2006       $12.307      $14.486         311
                                                               2007       $14.486      $15.231         309
                                                               2008       $15.231       $8.719         307
                                                               2009        $8.719      $11.835         304
                                                               2010       $11.835      $14.108           0
                                                               2011       $14.108      $13.884           0


                              190     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.3


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES II
                                                                   2004       $10.000      $11.231         0
                                                                   2005       $11.231      $12.282         0
                                                                   2006       $12.282      $14.447         0
                                                                   2007       $14.447      $15.176         0
                                                                   2008       $15.176       $8.668         0
                                                                   2009        $8.668      $11.763         0
                                                                   2010       $11.763      $14.014         0
                                                                   2011       $14.014      $13.779         0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                   2004       $10.000      $10.339         0
                                                                   2005       $10.339      $10.214         0
                                                                   2006       $10.214      $10.890         0
                                                                   2007       $10.890      $11.274         0
                                                                   2008       $11.274       $9.065         0
                                                                   2009        $9.065      $11.873         0
                                                                   2010       $11.873      $13.003         0
                                                                   2011       $13.003      $13.236         0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                   2004       $10.000      $10.887         0
                                                                   2005       $10.887      $11.355         0
                                                                   2006       $11.355      $12.694         0
                                                                   2007       $12.694      $13.208         0
                                                                   2008       $13.208       $9.186         0
                                                                   2009        $9.186      $11.284         0
                                                                   2010       $11.284      $13.097         0
                                                                   2011       $13.097      $12.198         0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                   2004       $10.000      $10.871         0
                                                                   2005       $10.871      $10.946         0
                                                                   2006       $10.946      $12.518         0
                                                                   2007       $12.518      $12.624         0
                                                                   2008       $12.624       $7.826         0
                                                                   2009        $7.826       $9.073         0
                                                                   2010        $9.073      $10.388         0
                                                                   2011       $10.388       $9.513         0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.119         0
                                                                   2005       $11.119      $11.344         0
                                                                   2006       $11.344      $11.936         0
                                                                   2007       $11.936      $14.114         0
                                                                   2008       $14.114       $8.499         0
                                                                   2009        $8.499      $12.062         0
                                                                   2010       $12.062      $14.458         0
                                                                   2011       $14.458      $12.682         0


                              191     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.3


                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP VALUE PORTFOLIO
                                                              2004       $10.000      $11.102         0
                                                              2005       $11.102      $11.716         0
                                                              2006       $11.716      $12.823         0
                                                              2007       $12.823      $12.574         0
                                                              2008       $12.574       $7.435         0
                                                              2009        $7.435       $9.180         0
                                                              2010        $9.180      $11.228         0
                                                              2011       $11.228      $10.510         0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                              2003       $11.085      $12.997         0
                                                              2004       $12.997      $13.914         0
                                                              2005       $13.914      $14.067         0
                                                              2006       $14.067      $15.207         0
                                                              2007       $15.207      $15.343         0
                                                              2008       $15.343       $8.435         0
                                                              2009        $8.435      $10.002         0
                                                              2010       $10.002      $10.990         0
                                                              2011       $10.990      $10.758         0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.222         0
                                                              2004       $12.222      $12.707         0
                                                              2005       $12.707      $12.994         0
                                                              2006       $12.994      $13.644         0
                                                              2007       $13.644      $15.146         0
                                                              2008       $15.146       $8.025         0
                                                              2009        $8.025      $11.280         0
                                                              2010       $11.280      $12.005         0
                                                              2011       $12.005      $11.546         0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.087         0
                                                              2005       $10.087      $10.066         0
                                                              2006       $10.066      $10.300         0
                                                              2007       $10.300      $10.453         0
                                                              2008       $10.453       $6.210         0
                                                              2009        $6.210       $6.603         0
                                                              2010        $6.603       $7.165         0
                                                              2011        $7.165       $7.541         0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                              2003       $10.062      $14.128         0
                                                              2004       $14.128      $16.377         0
                                                              2005       $16.377      $18.216         0
                                                              2006       $18.216      $20.848         0
                                                              2007       $20.848      $21.563         0
                                                              2008       $21.563      $12.545         0
                                                              2009       $12.545      $17.047         0
                                                              2010       $17.047      $19.233         0
                                                              2011       $19.233      $17.156         0


                              192     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.3


                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                         2003       $11.224      $12.046          0
                                                                         2004       $12.046      $12.737          0
                                                                         2005       $12.737      $12.729          0
                                                                         2006       $12.729      $13.310          0
                                                                         2007       $13.310      $14.217          0
                                                                         2008       $14.217      $11.855          0
                                                                         2009       $11.855      $13.688          0
                                                                         2010       $13.688      $15.319          0
                                                                         2011       $15.319      $15.035          0
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                         2003       $11.708      $12.861          0
                                                                         2004       $12.861      $13.636          0
                                                                         2005       $13.636      $13.564          0
                                                                         2006       $13.564      $14.448          0
                                                                         2007       $14.448      $14.020          0
                                                                         2008       $14.020       $2.929          0
                                                                         2009        $2.929       $3.597          0
                                                                         2010        $3.597       $4.014          0
                                                                         2011        $4.014       $3.814          0
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                         2003       $10.442      $12.540        370
                                                                         2004       $12.540      $13.346        498
                                                                         2005       $13.346      $13.761        525
                                                                         2006       $13.761      $15.400         29
                                                                         2007       $15.400      $15.638         29
                                                                         2008       $15.638       $9.358         29
                                                                         2009        $9.358      $11.680         29
                                                                         2010       $11.680      $13.192          0
                                                                         2011       $13.192      $12.823          0
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA--SERVICE
 SHARES
                                                                         2003       $10.692      $14.554        321
                                                                         2004       $14.554      $16.914        428
                                                                         2005       $16.914      $18.096        213
                                                                         2006       $18.096      $20.234        211
                                                                         2007       $20.234      $19.452        210
                                                                         2008       $19.452      $11.759        209
                                                                         2009       $11.759      $15.695        207
                                                                         2010       $15.695      $18.833          0
                                                                         2011       $18.833      $17.927          0


                              193     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.3


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                                                                 2003       $10.319      $12.298         0
                                                                 2004       $12.298      $14.322         0
                                                                 2005       $14.322      $15.640         0
                                                                 2006       $15.640      $15.664         0
                                                                 2007       $15.664      $16.193         0
                                                                 2008       $16.193       $8.019         0
                                                                 2009        $8.019      $10.342         0
                                                                 2010       $10.342      $12.824         0
                                                                 2011       $12.824      $12.610         0
---------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                                 2009       $10.000      $11.976         0
                                                                 2010       $11.976      $13.150         0
                                                                 2011       $13.150      $13.070         0
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                                 2003       $10.660      $11.992         0
                                                                 2004       $11.992      $12.654         0
                                                                 2005       $12.654      $12.833         0
                                                                 2006       $12.833      $14.006         0
                                                                 2007       $14.006      $13.786         0
                                                                 2008       $13.786       $7.968         0
                                                                 2009        $7.968       $9.761         0
                                                                 2010        $9.761      $10.548         0
                                                                 2011       $10.548      $10.571         0
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                                 2003       $10.730      $12.339         0
                                                                 2004       $12.339      $13.128         0
                                                                 2005       $13.128      $13.695         0
                                                                 2006       $13.695      $15.072         0
                                                                 2007       $15.072      $15.127         0
                                                                 2008       $15.127       $9.835         0
                                                                 2009        $9.835      $12.966         0
                                                                 2010       $12.966      $14.501         0
                                                                 2011       $14.501      $14.081         0
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                                 2003       $10.213      $11.218         0
                                                                 2004       $11.218      $11.718         0
                                                                 2005       $11.718      $12.935         0
                                                                 2006       $12.935      $12.966         0
                                                                 2007       $12.966      $12.566         0
                                                                 2008       $12.566      $10.161         0
                                                                 2009       $10.161      $12.484         0
                                                                 2010       $12.484      $12.474         0
                                                                 2011       $12.474      $12.020         0


                              194     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.3


                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                2003       $11.623      $13.975         0
                                                2004       $13.975      $16.543         0
                                                2005       $16.543      $17.516         0
                                                2006       $17.516      $21.699         0
                                                2007       $21.699      $25.376         0
                                                2008       $25.376      $17.199         0
                                                2009       $17.199      $18.004         0
                                                2010       $18.004      $17.878         0
                                                2011       $17.878      $16.491         0
----------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                2003       $10.971      $13.404         0
                                                2004       $13.404      $14.522         0
                                                2005       $14.522      $14.902         0
                                                2006       $14.902      $16.845         0
                                                2007       $16.845      $15.431         0
                                                2008       $15.431       $9.224         0
                                                2009        $9.224      $11.675         0
                                                2010       $11.675      $13.022         0
                                                2011       $13.022      $12.109         0
----------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                2003       $11.841      $13.245         0
                                                2004       $13.245      $14.277         0
                                                2005       $14.277      $14.353         0
                                                2006       $14.353      $15.470         0
                                                2007       $15.470      $15.504         0
                                                2008       $15.504      $11.177         0
                                                2009       $11.177      $16.368         0
                                                2010       $16.368      $18.202         0
                                                2011       $18.202      $18.061         0
----------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                2003       $10.335      $10.364         0
                                                2004       $10.364      $10.554         0
                                                2005       $10.554      $10.535         0
                                                2006       $10.535      $10.738         0
                                                2007       $10.738      $11.016         0
                                                2008       $11.016       $8.171         0
                                                2009        $8.171      $11.686         0
                                                2010       $11.686      $12.520         0
                                                2011       $12.520      $12.819         0


                              195     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.3


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                          2003       $10.554      $13.282         0
                          2004       $13.282      $15.049         0
                          2005       $15.049      $16.465         0
                          2006       $16.465      $20.507         0
                          2007       $20.507      $21.667         0
                          2008       $21.667      $11.841         0
                          2009       $11.841      $14.390         0
                          2010       $14.390      $15.439         0
                          2011       $15.439      $12.505         0
        ----------------------------------------------------------------
        PUTNAM VT INVESTORS FUND--CLASS IB
                          2003       $10.670      $12.894         0
                          2004       $12.894      $14.163         0
                          2005       $14.163      $15.027         0
                          2006       $15.027      $16.696         0
                          2007       $16.696      $15.437         0
                          2008       $15.437       $9.099         0
                          2009        $9.099      $11.607         0
                          2010       $11.607      $12.894         0
                          2011       $12.894      $12.579         0
        ----------------------------------------------------------------
        PUTNAM VT MONEY MARKET FUND--CLASS IB
                          2003        $9.917       $9.779         0
                          2004        $9.779       $9.598         0
                          2005        $9.598       $9.597         0
                          2006        $9.597       $9.770         0
                          2007        $9.770       $9.981         0
                          2008        $9.981       $9.982         0
                          2009        $9.982       $9.754         0
                          2010        $9.754       $9.515         0
                          2011        $9.515       $9.279         0
        ----------------------------------------------------------------
        PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                          2003       $10.957      $13.395         0
                          2004       $13.395      $14.408         0
                          2005       $14.408      $15.456         0
                          2006       $15.456      $16.362         0
                          2007       $16.362      $16.868         0
                          2008       $16.868      $10.074         0
                          2009       $10.074      $12.980         0
                          2010       $12.980      $15.133         0
                          2011       $15.133      $14.007         0


                              196     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.3


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT NEW VALUE FUND--CLASS IB
                          2003       $11.298      $14.464          0
                          2004       $14.464      $16.280          0
                          2005       $16.280      $16.812          0
                          2006       $16.812      $19.020          0
                          2007       $19.020      $17.637          0
                          2008       $17.637       $9.500          0
                          2009        $9.500       $8.935          0
        ----------------------------------------------------------------
        PUTNAM VT RESEARCH FUND--CLASS IB
                          2003       $10.819      $12.997        356
                          2004       $12.997      $13.632        481
                          2005       $13.632      $13.960        478
                          2006       $13.960      $15.153          0
                          2007       $15.153      $14.856          0
                          2008       $14.856       $8.902          0
                          2009        $8.902      $11.561          0
                          2010       $11.561      $13.120          0
                          2011       $13.120      $12.570          0
        ----------------------------------------------------------------
        PUTNAM VT VISTA FUND--CLASS IB
                          2003       $10.776      $13.460          0
                          2004       $13.460      $15.567          0
                          2005       $15.567      $17.025          0
                          2006       $17.025      $17.507          0
                          2007       $17.507      $17.719          0
                          2008       $17.719       $9.408          0
                          2009        $9.408      $12.729          0
                          2010       $12.729      $14.449          0
        ----------------------------------------------------------------
        PUTNAM VT VOYAGER FUND--CLASS IB
                          2003       $10.557      $12.305          0
                          2004       $12.305      $12.603          0
                          2005       $12.603      $12.989          0
                          2006       $12.989      $13.355          0
                          2007       $13.355      $13.740          0
                          2008       $13.740       $8.436          0
                          2009        $8.436      $13.482          0
                          2010       $13.482      $15.881          0
                          2011       $15.881      $12.722          0
        ----------------------------------------------------------------
        UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                          2003       $12.265      $13.770          0
                          2004       $13.770      $14.780          0
                          2005       $14.780      $16.162          0
                          2006       $16.162      $17.464          0
                          2007       $17.464      $18.115          0
                          2008       $18.115      $15.018          0
                          2009       $15.018      $19.054          0
                          2010       $19.054      $20.390          0
                          2011       $20.390      $21.252          0


                              197     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.3


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                          2003       $10.000      $10.000            0
                          2004       $10.000      $10.996            0
                          2005       $10.996      $12.007            0
                          2006       $12.007      $14.228            0
                          2007       $14.228      $15.228            0
                          2008       $15.228      $10.551            0
                          2009       $10.551      $13.331            0
                          2010       $13.331      $14.825            0
                          2011       $14.825      $15.765            0
        ----------------------------------------------------------------
        UIF GROWTH PORTFOLIO, CLASS I FORMERLY, UIF CAPITAL GROWTH
         PORTFOLIO, CLASS I
                          2004       $10.000      $10.697            0
                          2005       $10.697      $12.071            0
                          2006       $12.071      $12.254      688,857
                          2007       $12.254      $14.565          851
                          2008       $14.565       $7.216          845
                          2009        $7.216      $11.649          838
                          2010       $11.649      $13.956            0
                          2011       $13.956      $13.229            0
        ----------------------------------------------------------------
        UIF GROWTH PORTFOLIO, CLASS II FORMERLY, UIF CAPITAL GROWTH
         PORTFOLIO, CLASS II
                          2004       $10.000      $10.672            0
                          2005       $10.672      $12.018            0
                          2006       $12.018      $12.166            0
                          2007       $12.166      $14.432            0
                          2008       $14.432       $7.127            0
                          2009        $7.127      $11.478            0
                          2010       $11.478      $13.723            0
                          2011       $13.723      $12.975            0
        ----------------------------------------------------------------
        UIF MID CAP GROWTH PORTFOLIO, CLASS II
                          2006       $10.000       $9.772            0
                          2007        $9.772      $11.682            0
                          2008       $11.682       $6.058            0
                          2009        $6.058       $9.296            0
                          2010        $9.296      $11.990            0
                          2011       $11.990      $10.853            0
        ----------------------------------------------------------------
        UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                          2003       $10.000      $13.510            0
                          2004       $13.510      $15.670            0
                          2005       $15.670      $17.250            0
                          2006       $17.250      $18.813          211
                          2007       $18.813      $18.885          210
                          2008       $18.885      $10.968          208
                          2009       $10.968      $15.684          207
                          2010       $15.684      $19.355            0
                          2011       $19.355      $17.229            0


                              198     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.3


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                          2003       $11.357      $14.402         0
                          2004       $14.402      $19.109         0
                          2005       $19.109      $21.756         0
                          2006       $21.756      $29.208         0
                          2007       $29.208      $23.558         0
                          2008       $23.558      $14.228         0
                          2009       $14.228      $17.827         0
                          2010       $17.827      $22.516         0
                          2011       $22.516      $23.200         0
        ----------------------------------------------------------------
        VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                          2003       $10.000      $10.000         0
                          2004       $10.000       $9.805         0
                          2005        $9.805       $9.793         0
                          2006        $9.793       $9.948         0
                          2007        $9.948      $10.132         0
                          2008       $10.132      $10.056         0
                          2009       $10.056       $9.815         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.


                              199     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                                     YEAR

                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.263      414,282
                                                            2007       $10.263      $11.834      723,702
                                                            2008       $11.834       $6.667      709,286
                                                            2009        $6.667       $8.879      601,778
                                                            2010        $8.879      $10.207      457,330
                                                            2011       $10.207       $9.755      278,431
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.454      130,383
                                                            2007       $10.454      $11.142      148,898
                                                            2008       $11.142       $8.197       65,773
                                                            2009        $8.197       $9.989       55,401
                                                            2010        $9.989      $11.052       39,273
                                                            2011       $11.052      $10.819       60,877
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.484       36,399
                                                            2007       $10.484      $11.333       99,598
                                                            2008       $11.333       $7.487       65,030
                                                            2009        $7.487       $9.462       27,133
                                                            2010        $9.462      $10.635       24,098
                                                            2011       $10.635      $10.326       49,240
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.493       42,087
                                                            2007       $10.493      $11.458       40,167
                                                            2008       $11.458       $6.964       88,559
                                                            2009        $6.964       $8.981       82,513
                                                            2010        $8.981      $10.232       81,870
                                                            2011       $10.232       $9.775       12,194
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.345        9,730
                                                            2007       $10.345      $10.771       10,156
                                                            2008       $10.771       $9.455        4,355
                                                            2009        $9.455      $10.656        3,997
                                                            2010       $10.656      $11.236        2,189
                                                            2011       $11.236      $11.200          213
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.739        7,984
                                                            2007        $9.739      $11.710       10,829
                                                            2008       $11.710       $6.358       16,378
                                                            2009        $6.358       $9.027        9,794
                                                            2010        $9.027      $10.629       10,512
                                                            2011       $10.629      $10.497        3,415


                              200     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                                     YEAR
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.816        37,450
                                                               2007       $10.816      $11.184        47,278
                                                               2008       $11.184       $6.909        85,968
                                                               2009        $6.909       $8.579        72,421
                                                               2010        $8.579       $9.676        41,785
                                                               2011        $9.676       $9.682        28,227
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.872        94,755
                                                               2007        $9.872      $11.192       192,846
                                                               2008       $11.192       $6.645       203,011
                                                               2009        $6.645       $9.130       175,340
                                                               2010        $9.130      $11.540       141,472
                                                               2011       $11.540      $10.114       106,342
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2002       $10.000      $10.851           347
                                                               2003       $10.851      $13.409       117,457
                                                               2004       $13.409      $14.582       236,098
                                                               2005       $14.582      $14.840       310,781
                                                               2006       $14.840      $17.034       302,687
                                                               2007       $17.034      $16.124       261,390
                                                               2008       $16.124      $10.280       205,726
                                                               2009       $10.280      $12.790       177,653
                                                               2010       $12.790      $14.672       132,201
                                                               2011       $14.672      $14.771       114,763
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.233        66,922
                                                               2005       $11.233      $11.221     1,005,366
                                                               2006       $11.221      $13.044     2,122,022
                                                               2007       $13.044      $13.304     2,815,817
                                                               2008       $13.304       $9.200     2,181,007
                                                               2009        $9.200      $12.264     1,764,424
                                                               2010       $12.264      $13.585     1,293,447
                                                               2011       $13.585      $13.674       980,131
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.523         2,116
                                                               2005       $10.523      $10.455       378,307
                                                               2006       $10.455      $11.399       825,544
                                                               2007       $11.399      $11.903     1,001,796
                                                               2008       $11.903       $7.661       880,173
                                                               2009        $7.661       $9.771       773,389
                                                               2010        $9.771      $10.719       538,058
                                                               2011       $10.719      $10.380       394,360


                              201     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                                     YEAR
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.225          860
                                                                  2003       $11.225      $14.581      101,030
                                                                  2004       $14.581      $17.739      168,475
                                                                  2005       $17.739      $18.969      285,208
                                                                  2006       $18.969      $21.816      356,890
                                                                  2007       $21.816      $20.935      345,544
                                                                  2008       $20.935      $13.785      247,439
                                                                  2009       $13.785      $17.504      206,772
                                                                  2010       $17.504      $22.064      152,352
                                                                  2011       $22.064      $20.877      116,901
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.535          434
                                                                  2003       $11.535      $15.564        4,327
                                                                  2004       $15.564      $17.057        3,941
                                                                  2005       $17.057      $17.572        8,813
                                                                  2006       $17.572      $18.778        7,164
                                                                  2007       $18.778      $20.534        5,267
                                                                  2008       $20.534      $11.608        2,199
                                                                  2009       $11.608      $16.384        1,637
                                                                  2010       $16.384      $20.557        1,538
                                                                  2011       $20.557      $19.234        1,150
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.246       42,893
                                                                  2005       $10.246      $10.315      136,448
                                                                  2006       $10.315      $10.549      257,214
                                                                  2007       $10.549      $11.055      355,522
                                                                  2008       $11.055      $11.693      492,222
                                                                  2009       $11.693      $11.851      483,472
                                                                  2010       $11.851      $12.266      348,199
                                                                  2011       $12.266      $12.745      245,367
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                  2006       $10.000      $11.011      320,169
                                                                  2007       $11.011      $12.107      558,370
                                                                  2008       $12.107       $8.515      496,269
                                                                  2009        $8.515      $10.323      331,500
                                                                  2010       $10.323      $11.362      236,990
                                                                  2011       $11.362      $10.840      174,737


                              202     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                                     YEAR
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $10.324         2,174
                                                                 2003       $10.324      $12.703       148,918
                                                                 2004       $12.703      $14.065       358,905
                                                                 2005       $14.065      $15.288       688,072
                                                                 2006       $15.288      $17.793     1,079,337
                                                                 2007       $17.793      $18.099     1,269,936
                                                                 2008       $18.099      $11.190     1,016,065
                                                                 2009       $11.190      $13.867       797,516
                                                                 2010       $13.867      $15.159       591,846
                                                                 2011       $15.159      $14.748       459,856
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $11.233             0
                                                                 2003       $11.233      $16.896        54,196
                                                                 2004       $16.896      $20.715        85,691
                                                                 2005       $20.715      $25.952       122,683
                                                                 2006       $25.952      $32.682       166,538
                                                                 2007       $32.682      $41.374       194,282
                                                                 2008       $41.374      $19.236       150,573
                                                                 2009       $19.236      $32.639       122,960
                                                                 2010       $32.639      $37.731        89,048
                                                                 2011       $37.731      $31.213        66,518
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $10.475           640
                                                                 2003       $10.475      $13.616        53,801
                                                                 2004       $13.616      $15.866       104,501
                                                                 2005       $15.866      $17.185       354,268
                                                                 2006       $17.185      $20.518       733,746
                                                                 2007       $20.518      $23.288       922,024
                                                                 2008       $23.288      $13.649       778,137
                                                                 2009       $13.649      $18.389       662,465
                                                                 2010       $18.389      $19.599       500,703
                                                                 2011       $19.599      $17.219       397,437
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $10.721           135
                                                                 2003       $10.721      $12.905        12,812
                                                                 2004       $12.905      $14.556         4,209
                                                                 2005       $14.556      $13.871         5,030
                                                                 2006       $13.871      $15.378         5,249
                                                                 2007       $15.378      $16.780         3,012
                                                                 2008       $16.780      $17.521         4,760
                                                                 2009       $17.521      $20.443         3,046
                                                                 2010       $20.443      $23.001         2,970
                                                                 2011       $23.001      $22.416         3,425


                              203     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                                     YEAR
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                               2002       $10.000       $9.410            0
                                                               2003        $9.410      $11.753       31,986
                                                               2004       $11.753      $12.337       49,070
                                                               2005       $12.337      $13.056       81,791
                                                               2006       $13.056      $13.172       88,072
                                                               2007       $13.172      $15.104       83,140
                                                               2008       $15.104       $7.555       61,776
                                                               2009        $7.555      $12.304       53,009
                                                               2010       $12.304      $14.462       40,941
                                                               2011       $14.462      $13.310       28,687
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                               2004       $10.000      $11.336       53,964
                                                               2005       $11.336      $11.603      402,711
                                                               2006       $11.603      $13.237      647,016
                                                               2007       $13.237      $12.709      665,447
                                                               2008       $12.709       $8.021      537,414
                                                               2009        $8.021      $10.126      407,245
                                                               2010       $10.126      $11.517      268,144
                                                               2011       $11.517      $11.084      196,598
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                               2004       $10.000      $10.959       70,540
                                                               2005       $10.959      $11.570      222,716
                                                               2006       $11.570      $12.805      415,319
                                                               2007       $12.805      $13.011      401,611
                                                               2008       $13.011       $9.890      326,479
                                                               2009        $9.890      $11.909      245,044
                                                               2010       $11.909      $13.117      148,033
                                                               2011       $13.117      $12.728      127,309
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                               2002       $10.000      $10.653            0
                                                               2003       $10.653      $13.371       74,198
                                                               2004       $13.371      $15.002      146,747
                                                               2005       $15.002      $16.182      296,595
                                                               2006       $16.182      $18.451      387,496
                                                               2007       $18.451      $18.595      334,095
                                                               2008       $18.595      $12.392      257,830
                                                               2009       $12.392      $15.120      219,842
                                                               2010       $15.120      $16.677      163,294
                                                               2011       $16.677      $16.025      129,504


                              204     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                                     YEAR
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                 2004       $10.000      $11.122       49,268
                                                                 2005       $11.122      $12.150       62,073
                                                                 2006       $12.150      $12.533       45,545
                                                                 2007       $12.533      $14.489       39,401
                                                                 2008       $14.489       $7.573       12,991
                                                                 2009        $7.573      $11.641        9,989
                                                                 2010       $11.641      $14.566        7,341
                                                                 2011       $14.566      $12.980        5,552
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
                                                                 2004       $10.000      $11.299      104,318
                                                                 2005       $11.299      $12.476      113,259
                                                                 2006       $12.476      $14.804       85,256
                                                                 2007       $14.804      $15.694       65,948
                                                                 2008       $15.694       $9.058       32,724
                                                                 2009        $9.058      $12.397       24,906
                                                                 2010       $12.397      $14.898       19,561
                                                                 2011       $14.898      $14.782       15,380
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES II
                                                                 2004       $10.000      $11.292       33,745
                                                                 2005       $11.292      $12.451       71,563
                                                                 2006       $12.451      $14.765      150,213
                                                                 2007       $14.765      $15.638      209,679
                                                                 2008       $15.638       $9.006      181,842
                                                                 2009        $9.006      $12.320      160,274
                                                                 2010       $12.320      $14.799      116,091
                                                                 2011       $14.799      $14.670       85,310
---------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                 2004       $10.000      $10.360        3,670
                                                                 2005       $10.360      $10.319      188,567
                                                                 2006       $10.319      $11.091      388,338
                                                                 2007       $11.091      $11.577      495,383
                                                                 2008       $11.577       $9.386      389,523
                                                                 2009        $9.386      $12.393      331,061
                                                                 2010       $12.393      $13.684      249,181
                                                                 2011       $13.684      $14.043      197,982
---------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                 2004       $10.000      $10.909        1,724
                                                                 2005       $10.909      $11.471       75,627
                                                                 2006       $11.471      $12.929      147,228
                                                                 2007       $12.929      $13.563      126,050
                                                                 2008       $13.563       $9.511       98,141
                                                                 2009        $9.511      $11.779      102,450
                                                                 2010       $11.779      $13.783       86,974
                                                                 2011       $13.783      $12.942       76,212


                              205     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                                     YEAR
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                   2004       $10.000      $10.893       11,058
                                                                   2005       $10.893      $11.057      149,184
                                                                   2006       $11.057      $12.749      311,007
                                                                   2007       $12.749      $12.963      391,344
                                                                   2008       $12.963       $8.102      269,542
                                                                   2009        $8.102       $9.471      227,548
                                                                   2010        $9.471      $10.932      195,108
                                                                   2011       $10.932      $10.094      139,901
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.141        2,150
                                                                   2005       $11.141      $11.460       37,104
                                                                   2006       $11.460      $12.156      134,749
                                                                   2007       $12.156      $14.493      199,136
                                                                   2008       $14.493       $8.799      163,727
                                                                   2009        $8.799      $12.590      155,579
                                                                   2010       $12.590      $15.215      117,525
                                                                   2011       $15.215      $13.455       90,728
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP VALUE PORTFOLIO
                                                                   2004       $10.000      $11.124           16
                                                                   2005       $11.124      $11.836      431,792
                                                                   2006       $11.836      $13.060      720,550
                                                                   2007       $13.060      $12.913      767,839
                                                                   2008       $12.913       $7.698      649,218
                                                                   2009        $7.698       $9.582      528,877
                                                                   2010        $9.582      $11.816      359,792
                                                                   2011       $11.816      $11.151      296,496
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                                   2002       $10.000      $10.696            0
                                                                   2003       $10.696      $13.112       73,942
                                                                   2004       $13.112      $14.152      124,555
                                                                   2005       $14.152      $14.425      184,065
                                                                   2006       $14.425      $15.722      190,342
                                                                   2007       $15.722      $15.993      170,766
                                                                   2008       $15.993       $8.865      129,736
                                                                   2009        $8.865      $10.598      124,736
                                                                   2010       $10.598      $11.739       98,351
                                                                   2011       $11.739      $11.586       90,458


                              206     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                                     YEAR
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                                 2003       $10.000      $12.289       45,608
                                                                 2004       $12.289      $12.881      124,466
                                                                 2005       $12.881      $13.280      313,104
                                                                 2006       $13.280      $14.059      394,571
                                                                 2007       $14.059      $15.735      358,649
                                                                 2008       $15.735       $8.405      328,673
                                                                 2009        $8.405      $11.912      258,339
                                                                 2010       $11.912      $12.781      190,033
                                                                 2011       $12.781      $12.393      150,747
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $10.108          274
                                                                 2005       $10.108      $10.169       55,948
                                                                 2006       $10.169      $10.491      456,364
                                                                 2007       $10.491      $10.734      845,679
                                                                 2008       $10.734       $6.429      791,707
                                                                 2009        $6.429       $6.893      755,522
                                                                 2010        $6.893       $7.541      621,580
                                                                 2011        $7.541       $8.001      428,332
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                 2002       $10.000      $10.148            0
                                                                 2003       $10.148      $14.253       38,933
                                                                 2004       $14.253      $16.657       62,907
                                                                 2005       $16.657      $18.679       59,949
                                                                 2006       $18.679      $21.553       90,930
                                                                 2007       $21.553      $22.475       82,603
                                                                 2008       $22.475      $13.184       61,365
                                                                 2009       $13.184      $18.062       47,429
                                                                 2010       $18.062      $20.545       33,263
                                                                 2011       $20.545      $18.476       26,470
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                 2002       $10.000      $10.551            0
                                                                 2003       $10.551      $12.153      261,984
                                                                 2004       $12.153      $12.955      475,970
                                                                 2005       $12.955      $13.052      837,415
                                                                 2006       $13.052      $13.761      941,030
                                                                 2007       $13.761      $14.819      918,620
                                                                 2008       $14.819      $12.458      681,916
                                                                 2009       $12.458      $14.502      542,217
                                                                 2010       $14.502      $16.364      412,626
                                                                 2011       $16.364      $16.192      318,923


                              207     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                                     YEAR
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                         2002       $10.000      $10.661          508
                                                                         2003       $10.661      $12.975       81,371
                                                                         2004       $12.975      $13.869      165,436
                                                                         2005       $13.869      $13.909      197,061
                                                                         2006       $13.909      $14.936      160,880
                                                                         2007       $14.936      $14.614      134,180
                                                                         2008       $14.614       $3.078      135,257
                                                                         2009        $3.078       $3.811      139,723
                                                                         2010        $3.811       $4.288      117,686
                                                                         2011        $4.288       $4.108      103,855
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                         2002       $10.000      $10.177        1,007
                                                                         2003       $10.177      $12.650       83,324
                                                                         2004       $12.650      $13.574      196,103
                                                                         2005       $13.574      $14.111      446,470
                                                                         2006       $14.111      $15.921      653,766
                                                                         2007       $15.921      $16.300      674,700
                                                                         2008       $16.300       $9.835      587,158
                                                                         2009        $9.835      $12.375      499,694
                                                                         2010       $12.375      $14.092      370,750
                                                                         2011       $14.092      $13.810      282,723
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA--SERVICE
 SHARES
                                                                         2002       $10.000      $10.354          745
                                                                         2003       $10.354      $14.682       58,798
                                                                         2004       $14.682      $17.203      106,502
                                                                         2005       $17.203      $18.556      180,178
                                                                         2006       $18.556      $20.918      260,535
                                                                         2007       $20.918      $20.276      252,429
                                                                         2008       $20.276      $12.357      187,285
                                                                         2009       $12.357      $16.629      145,775
                                                                         2010       $16.629      $20.118      109,483
                                                                         2011       $20.118      $19.307       69,577
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                                                                         2002       $10.000      $10.060            0
                                                                         2003       $10.060      $12.406       22,549
                                                                         2004       $12.406      $14.567       68,809
                                                                         2005       $14.567      $16.038      102,358
                                                                         2006       $16.038      $16.193      132,006
                                                                         2007       $16.193      $16.879      111,355
                                                                         2008       $16.879       $8.427       65,981
                                                                         2009        $8.427      $10.958       57,944
                                                                         2010       $10.958      $13.699       54,073
                                                                         2011       $13.699      $13.580       46,048


                              208     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                                     YEAR
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                      2009       $10.000      $12.689      283,803
                                                      2010       $12.689      $14.048      204,074
                                                      2011       $14.048      $14.076      145,412
----------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                      2002       $10.000      $10.515        2,030
                                                      2003       $10.515      $12.098       79,093
                                                      2004       $12.098      $12.870      157,776
                                                      2005       $12.870      $13.159      218,982
                                                      2006       $13.159      $14.480      184,184
                                                      2007       $14.480      $14.370      248,096
                                                      2008       $14.370       $8.374      166,587
                                                      2009        $8.374      $10.342      141,098
                                                      2010       $10.342      $11.268       97,054
                                                      2011       $11.268      $11.385       82,723
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                      2002       $10.000      $10.388            0
                                                      2003       $10.388      $12.448       12,054
                                                      2004       $12.448      $13.353       35,146
                                                      2005       $13.353      $14.043      132,476
                                                      2006       $14.043      $15.582      172,913
                                                      2007       $15.582      $15.767      162,161
                                                      2008       $15.767      $10.335      107,317
                                                      2009       $10.335      $13.738       95,280
                                                      2010       $13.738      $15.490       62,032
                                                      2011       $15.490      $15.165       48,242
----------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                      2002       $10.000       $9.724            0
                                                      2003        $9.724      $11.317       24,389
                                                      2004       $11.317      $11.919       34,838
                                                      2005       $11.919      $13.264       31,655
                                                      2006       $13.264      $13.405       24,547
                                                      2007       $13.405      $13.098       12,934
                                                      2008       $13.098      $10.678       23,876
                                                      2009       $10.678      $13.227       21,918
                                                      2010       $13.227      $13.325       22,632
                                                      2011       $13.325      $12.946       22,653


                              209     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                                     YEAR
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                2002       $10.000      $11.470            0
                                                2003       $11.470      $14.075       15,549
                                                2004       $14.075      $16.826       25,933
                                                2005       $16.826      $17.961       23,337
                                                2006       $17.961      $22.432       18,945
                                                2007       $22.432      $26.449       13,069
                                                2008       $26.449      $18.074        8,045
                                                2009       $18.074      $19.076        6,771
                                                2010       $19.076      $19.097        5,419
                                                2011       $19.097      $17.760        5,618
----------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                2002       $10.000      $10.798        1,666
                                                2003       $10.798      $14.075       15,549
                                                2004       $14.075      $14.771      186,092
                                                2005       $14.771      $15.281      223,540
                                                2006       $15.281      $17.414      189,319
                                                2007       $17.414      $16.084      159,148
                                                2008       $16.084       $9.693      116,929
                                                2009        $9.693      $12.370      100,412
                                                2010       $12.370      $13.910       86,978
                                                2011       $13.910      $13.041       76,604
----------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                2002       $10.000      $10.741        1,550
                                                2003       $10.741      $13.362      114,140
                                                2004       $13.362      $14.521      182,596
                                                2005       $14.521      $14.718      293,917
                                                2006       $14.718      $15.993      301,544
                                                2007       $15.993      $16.161      305,846
                                                2008       $16.161      $11.746      217,102
                                                2009       $11.746      $17.342      215,207
                                                2010       $17.342      $19.443      164,105
                                                2011       $19.443      $19.451      138,401
----------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                2002       $10.000      $10.185        1,811
                                                2003       $10.185      $10.456      155,621
                                                2004       $10.456      $10.735      329,460
                                                2005       $10.735      $10.803      676,821
                                                2006       $10.803      $11.101      914,327
                                                2007       $11.101      $11.482      932,946
                                                2008       $11.482       $8.587      701,127
                                                2009        $8.587      $12.381      537,163
                                                2010       $12.381      $13.374      423,127
                                                2011       $13.374      $13.806      309,378


                              210     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                                     YEAR
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2002       $10.000      $10.604           319
                                                   2003       $10.604      $13.399        50,972
                                                   2004       $13.399      $15.306        72,525
                                                   2005       $15.306      $16.884       136,789
                                                   2006       $16.884      $21.200       208,019
                                                   2007       $21.200      $22.584       267,987
                                                   2008       $22.584      $12.444       235,795
                                                   2009       $12.444      $15.247       216,061
                                                   2010       $15.247      $16.492       180,562
                                                   2011       $16.492      $13.468       161,840
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2002       $10.000      $10.407           150
                                                   2003       $10.407      $13.008        41,343
                                                   2004       $13.008      $14.405        41,743
                                                   2005       $14.405      $15.409        60,847
                                                   2006       $15.409      $17.260        59,846
                                                   2007       $17.260      $16.090        56,727
                                                   2008       $16.090       $9.562        57,533
                                                   2009        $9.562      $12.299        53,186
                                                   2010       $12.299      $13.774        43,590
                                                   2011       $13.774      $13.547        37,786
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2002       $10.000       $9.985             0
                                                   2003        $9.985       $9.865       652,592
                                                   2004        $9.865       $9.763       641,522
                                                   2005        $9.763       $9.841       952,353
                                                   2006        $9.841      $10.100     1,202,292
                                                   2007       $10.100      $10.404     1,302,640
                                                   2008       $10.404      $10.491       895,485
                                                   2009       $10.491      $10.335     1,009,635
                                                   2010       $10.335      $10.164       824,169
                                                   2011       $10.164       $9.994       627,782
-------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                                   2002       $10.000      $10.379         1,640
                                                   2003       $10.379      $13.513        20,679
                                                   2004       $13.513      $14.654        33,167
                                                   2005       $14.654      $15.849        32,056
                                                   2006       $15.849      $16.915        20,031
                                                   2007       $16.915      $17.582         4,574
                                                   2008       $17.582      $10.587         3,141
                                                   2009       $10.587      $13.753         2,744
                                                   2010       $13.753      $16.165        18,102
                                                   2011       $16.165      $15.085        11,431


                              211     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                                     YEAR
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                            Number of
                                                 Accumulation Accumulation    Units
                                    For the Year  Unit Value   Unit Value  Outstanding
                                       Ending    at Beginning    at End      at End
Sub-Accounts                        December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                        2002       $10.000      $11.204          424
                                        2003       $11.204      $14.592       48,650
                                        2004       $14.592      $16.559       96,870
                                        2005       $16.559      $17.239      252,139
                                        2006       $17.239      $19.663      343,255
                                        2007       $19.663      $18.384      382,838
                                        2008       $18.384       $9.984      325,754
                                        2009        $9.984       $9.399            0
--------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                        2002       $10.000      $10.642            0
                                        2003       $10.642      $13.112        7,152
                                        2004       $13.112      $13.865       14,354
                                        2005       $13.865      $14.315       14,048
                                        2006       $14.315      $15.665       13,472
                                        2007       $15.665      $15.485        9,001
                                        2008       $15.485       $9.355       10,330
                                        2009        $9.355      $12.250        6,797
                                        2010       $12.250      $14.015        5,565
                                        2011       $14.015      $13.538        6,012
--------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                        2002       $10.000      $10.372        2,547
                                        2003       $10.372      $13.579       50,687
                                        2004       $13.579      $15.833       82,701
                                        2005       $15.833      $17.458       64,526
                                        2006       $17.458      $18.099       58,064
                                        2007       $18.099      $18.470       51,749
                                        2008       $18.470       $9.887       29,195
                                        2009        $9.887      $13.487       18,368
                                        2010       $13.487      $15.401            0
--------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                        2002       $10.000      $10.109          617
                                        2003       $10.109      $12.414      153,342
                                        2004       $12.414      $12.818      248,311
                                        2005       $12.818      $13.320      317,126
                                        2006       $13.320      $13.807      316,832
                                        2007       $13.807      $14.322      249,085
                                        2008       $14.322       $8.865      189,190
                                        2009        $8.865      $14.284      131,514
                                        2010       $14.284      $16.964      100,660
                                        2011       $16.964      $13.701       92,916


                              212     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                                     YEAR
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                       2002       $10.000      $11.059            0
                                                       2003       $11.059      $13.891       12,459
                                                       2004       $13.891      $15.033       61,335
                                                       2005       $15.033      $16.573       87,995
                                                       2006       $16.573      $18.054      103,578
                                                       2007       $18.054      $18.882       98,940
                                                       2008       $18.882      $15.782       58,386
                                                       2009       $15.782      $20.188       54,461
                                                       2010       $20.188      $21.780       45,203
                                                       2011       $21.780      $22.887       39,579
-----------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                       2003       $10.000      $10.000            0
                                                       2004       $10.000      $11.086       36,213
                                                       2005       $11.086      $12.205      306,837
                                                       2006       $12.205      $14.580      671,532
                                                       2007       $14.580      $15.734      793,322
                                                       2008       $15.734      $10.992      696,993
                                                       2009       $10.992      $14.000      582,715
                                                       2010       $14.000      $15.697      418,726
                                                       2011       $15.697      $16.829      335,572
-----------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                       2004       $10.000      $10.756       63,467
                                                       2005       $10.756      $12.236       57,712
                                                       2006       $12.236      $12.524       44,233
                                                       2007       $12.524      $15.008       18,828
                                                       2008       $15.008       $7.497       15,161
                                                       2009        $7.497      $12.202        9,385
                                                       2010       $12.202      $14.738        8,422
                                                       2011       $14.738      $14.084        4,448
-----------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                       2004       $10.000      $10.731       41,130
                                                       2005       $10.731      $12.183       39,564
                                                       2006       $12.183      $12.434       34,463
                                                       2007       $12.434      $14.871       30,048
                                                       2008       $14.871       $7.405       31,018
                                                       2009        $7.405      $12.022       21,686
                                                       2010       $12.022      $14.492       17,723
                                                       2011       $14.492      $13.814       15,679


                              213     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                                     YEAR
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                     2006       $10.000       $9.826      151,344
                                                     2007        $9.826      $11.844      287,553
                                                     2008       $11.844       $6.192      303,564
                                                     2009        $6.192       $9.580      218,132
                                                     2010        $9.580      $12.457      149,574
                                                     2011       $12.457      $11.368      114,103
---------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                     2003       $10.000      $13.584       13,341
                                                     2004       $13.584      $15.885       33,746
                                                     2005       $15.885      $17.630       45,386
                                                     2006       $17.630      $19.384       35,762
                                                     2007       $19.384      $19.619       33,493
                                                     2008       $19.619      $11.488       39,583
                                                     2009       $11.488      $16.562       23,722
                                                     2010       $16.562      $20.606       20,927
                                                     2011       $20.606      $18.493       18,291
---------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                     2002       $10.000      $10.701            0
                                                     2003       $10.701      $14.529       19,376
                                                     2004       $14.529      $19.436      121,865
                                                     2005       $19.436      $22.309      275,668
                                                     2006       $22.309      $30.195      378,389
                                                     2007       $30.195      $24.555      372,415
                                                     2008       $24.555      $14.953      326,604
                                                     2009       $14.953      $18.888      264,687
                                                     2010       $18.888      $24.053      210,207
                                                     2011       $24.053      $24.986      188,619
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                                                     2003       $10.000      $10.000            0
                                                     2004       $10.000       $9.885       95,428
                                                     2005        $9.885       $9.955      276,059
                                                     2006        $9.955      $10.195      280,454
                                                     2007       $10.195      $10.468      394,938
                                                     2008       $10.468      $10.475      436,606
                                                     2009       $10.475      $10.306            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.


                              214     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.200         0
                                                            2007       $10.200      $11.653         0
                                                            2008       $11.653       $6.505         0
                                                            2009        $6.505       $8.584         0
                                                            2010        $8.584       $9.777         0
                                                            2011        $9.777       $9.259         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.390         0
                                                            2007       $10.390      $10.972         0
                                                            2008       $10.972       $7.998         0
                                                            2009        $7.998       $9.657         0
                                                            2010        $9.657      $10.587         0
                                                            2011       $10.587      $10.269         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.420         0
                                                            2007       $10.420      $11.160         0
                                                            2008       $11.160       $7.305         0
                                                            2009        $7.305       $9.147         0
                                                            2010        $9.147      $10.187         0
                                                            2011       $10.187       $9.801         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.428         0
                                                            2007       $10.428      $11.282         0
                                                            2008       $11.282       $6.795         0
                                                            2009        $6.795       $8.682         0
                                                            2010        $8.682       $9.802         0
                                                            2011        $9.802       $9.278         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.281         0
                                                            2007       $10.281      $10.606         0
                                                            2008       $10.606       $9.225         0
                                                            2009        $9.225      $10.302         0
                                                            2010       $10.302      $10.764         0
                                                            2011       $10.764      $10.631         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.680         0
                                                            2007        $9.680      $11.531         0
                                                            2008       $11.531       $6.203         0
                                                            2009        $6.203       $8.727         0
                                                            2010        $8.727      $10.181         0
                                                            2011       $10.181       $9.963         0


                              215     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.4


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.750           0
                                                               2007       $10.750      $11.012           0
                                                               2008       $11.012       $6.741           0
                                                               2009        $6.741       $8.293           0
                                                               2010        $8.293       $9.268           0
                                                               2011        $9.268       $9.190           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.811           0
                                                               2007        $9.811      $11.021           0
                                                               2008       $11.021       $6.483           0
                                                               2009        $6.483       $8.826           0
                                                               2010        $8.826      $11.054           0
                                                               2011       $11.054       $9.600           0
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2003       $10.675      $13.275         544
                                                               2004       $13.275      $14.304       1,424
                                                               2005       $14.304      $14.424       1,453
                                                               2006       $14.424      $16.406         423
                                                               2007       $16.406      $15.386         428
                                                               2008       $15.386       $9.720         938
                                                               2009        $9.720      $11.983         628
                                                               2010       $11.983      $13.619          23
                                                               2011       $13.619      $13.587          19
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.164           0
                                                               2005       $11.164      $11.050         467
                                                               2006       $11.050      $12.728         508
                                                               2007       $12.728      $12.862         485
                                                               2008       $12.862       $8.813         450
                                                               2009        $8.813      $11.641         449
                                                               2010       $11.641      $12.777         428
                                                               2011       $12.777      $12.744         285
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.499           0
                                                               2005       $10.499      $10.336           0
                                                               2006       $10.336      $11.166           0
                                                               2007       $11.166      $11.553           0
                                                               2008       $11.553       $7.368           0
                                                               2009        $7.368       $9.311           0
                                                               2010        $9.311      $10.121           0
                                                               2011       $10.121       $9.711           0


                              216     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.4


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2003       $11.014      $14.435       4,865
                                                                  2004       $14.435      $17.401       5,390
                                                                  2005       $17.401      $18.438       5,354
                                                                  2006       $18.438      $21.012         873
                                                                  2007       $21.012      $19.977         754
                                                                  2008       $19.977      $13.034         697
                                                                  2009       $13.034      $16.398           0
                                                                  2010       $16.398      $20.482           0
                                                                  2011       $20.482      $19.202           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2003       $11.794      $15.409           0
                                                                  2004       $15.409      $16.732           0
                                                                  2005       $16.732      $17.080           0
                                                                  2006       $17.080      $18.085           0
                                                                  2007       $18.085      $19.595           0
                                                                  2008       $19.595      $10.975           0
                                                                  2009       $10.975      $15.350           0
                                                                  2010       $15.350      $19.083           0
                                                                  2011       $19.083      $17.692           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.183           0
                                                                  2005       $10.183      $10.158           0
                                                                  2006       $10.158      $10.294           0
                                                                  2007       $10.294      $10.688           0
                                                                  2008       $10.688      $11.201           0
                                                                  2009       $11.201      $11.249           0
                                                                  2010       $11.249      $11.537           0
                                                                  2011       $11.537      $11.877           0
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                  2006       $10.000      $10.943           0
                                                                  2007       $10.943      $11.921           0
                                                                  2008       $11.921       $8.308         675
                                                                  2009        $8.308       $9.980         731
                                                                  2010        $9.980      $10.884           0
                                                                  2011       $10.884      $10.289           0
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                  2003       $10.575      $12.576       3,040
                                                                  2004       $12.576      $13.797       4,637
                                                                  2005       $13.797      $14.860       4,937
                                                                  2006       $14.860      $17.137       1,078
                                                                  2007       $17.137      $17.271       1,022
                                                                  2008       $17.271      $10.580         939
                                                                  2009       $10.580      $12.991         613
                                                                  2010       $12.991      $14.072         317
                                                                  2011       $14.072      $13.565         305


                              217     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.4


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2003       $11.648      $16.727       1,444
                                                                 2004       $16.727      $20.321       1,931
                                                                 2005       $20.321      $25.226       1,763
                                                                 2006       $25.226      $31.477         324
                                                                 2007       $31.477      $39.483         280
                                                                 2008       $39.483      $18.188         259
                                                                 2009       $18.188      $30.579           0
                                                                 2010       $30.579      $35.026           0
                                                                 2011       $35.026      $28.710           0
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                 2003       $10.354      $13.480           0
                                                                 2004       $13.480      $15.564           0
                                                                 2005       $15.564      $16.704           0
                                                                 2006       $16.704      $19.762         512
                                                                 2007       $19.762      $22.223         442
                                                                 2008       $22.223      $12.906         409
                                                                 2009       $12.906      $17.228           0
                                                                 2010       $17.228      $18.193           0
                                                                 2011       $18.193      $15.838           0
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                                                                 2003       $11.557      $12.776           0
                                                                 2004       $12.776      $14.279           0
                                                                 2005       $14.279      $13.482           0
                                                                 2006       $13.482      $14.811           0
                                                                 2007       $14.811      $16.013           0
                                                                 2008       $16.013      $16.566           0
                                                                 2009       $16.566      $19.152           0
                                                                 2010       $19.152      $21.352           0
                                                                 2011       $21.352      $20.619           0
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                                                                 2003        $9.903      $11.635       1,920
                                                                 2004       $11.635      $12.102       2,937
                                                                 2005       $12.102      $12.690       2,926
                                                                 2006       $12.690      $12.687           0
                                                                 2007       $12.687      $14.413           0
                                                                 2008       $14.413       $7.144           0
                                                                 2009        $7.144      $11.527           0
                                                                 2010       $11.527      $13.425           0
                                                                 2011       $13.425      $12.242           0


                              218     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.4


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                               2004       $10.000      $11.266           0
                                                               2005       $11.266      $11.426           0
                                                               2006       $11.426      $12.917           0
                                                               2007       $12.917      $12.288           0
                                                               2008       $12.288       $7.684           0
                                                               2009        $7.684       $9.611           0
                                                               2010        $9.611      $10.832           0
                                                               2011       $10.832      $10.329           0
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                                                               2004       $10.000      $10.892           0
                                                               2005       $10.892      $11.394           0
                                                               2006       $11.394      $12.496           0
                                                               2007       $12.496      $12.579           0
                                                               2008       $12.579       $9.474           0
                                                               2009        $9.474      $11.304           0
                                                               2010       $11.304      $12.336           0
                                                               2011       $12.336      $11.861           0
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                               2003       $10.751      $13.238         938
                                                               2004       $13.238      $14.716         804
                                                               2005       $14.716      $15.729         752
                                                               2006       $15.729      $17.771         699
                                                               2007       $17.771      $17.745         667
                                                               2008       $17.745      $11.717         542
                                                               2009       $11.717      $14.165         271
                                                               2010       $14.165      $15.481          20
                                                               2011       $15.481      $14.740          18
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                               2004       $10.000      $11.054       4,384
                                                               2005       $11.054      $11.965       4,325
                                                               2006       $11.965      $12.230         562
                                                               2007       $12.230      $14.008         479
                                                               2008       $14.008       $7.254         481
                                                               2009        $7.254      $11.050          25
                                                               2010       $11.050      $13.700          23
                                                               2011       $13.700      $12.096          22
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
                                                               2004       $10.000      $11.229       1,052
                                                               2005       $11.229      $12.286         975
                                                               2006       $12.286      $14.446         861
                                                               2007       $14.446      $15.174         788
                                                               2008       $15.174       $8.677         746
                                                               2009        $8.677      $11.767         338
                                                               2010       $11.767      $14.012          22
                                                               2011       $14.012      $13.775          19


                              219     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.4


                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES II
                                                                   2004       $10.000      $11.223           0
                                                                   2005       $11.223      $12.261           0
                                                                   2006       $12.261      $14.408           0
                                                                   2007       $14.408      $15.119           0
                                                                   2008       $15.119       $8.627           0
                                                                   2009        $8.627      $11.694           0
                                                                   2010       $11.694      $13.919           0
                                                                   2011       $13.919      $13.671           0
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                                                                   2004       $10.000      $10.336           0
                                                                   2005       $10.336      $10.201         170
                                                                   2006       $10.201      $10.865         185
                                                                   2007       $10.865      $11.236         176
                                                                   2008       $11.236       $9.026         164
                                                                   2009        $9.026      $11.809         163
                                                                   2010       $11.809      $12.920         156
                                                                   2011       $12.920      $13.138         104
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                                                                   2004       $10.000      $10.884           0
                                                                   2005       $10.884      $11.340         318
                                                                   2006       $11.340      $12.665         344
                                                                   2007       $12.665      $13.164         329
                                                                   2008       $13.164       $9.146         305
                                                                   2009        $9.146      $11.224         304
                                                                   2010       $11.224      $13.014         290
                                                                   2011       $13.014      $12.108         193
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                                                                   2004       $10.000      $10.868           0
                                                                   2005       $10.868      $10.932         324
                                                                   2006       $10.932      $12.489       1,925
                                                                   2007       $12.489      $12.582       1,695
                                                                   2008       $12.582       $7.792       1,569
                                                                   2009        $7.792       $9.024         311
                                                                   2010        $9.024      $10.321         297
                                                                   2011       $10.321       $9.443         198
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                                                                   2004       $10.000      $11.116           0
                                                                   2005       $11.116      $11.330           0
                                                                   2006       $11.330      $11.908           0
                                                                   2007       $11.908      $14.067           0
                                                                   2008       $14.067       $8.462           0
                                                                   2009        $8.462      $11.997           0
                                                                   2010       $11.997      $14.365           0
                                                                   2011       $14.365      $12.588           0


                              220     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.4


                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.--MID-CAP VALUE PORTFOLIO
                                                              2004       $10.000      $11.099           0
                                                              2005       $11.099      $11.701         307
                                                              2006       $11.701      $12.793       1,834
                                                              2007       $12.793      $12.533       1,614
                                                              2008       $12.533       $7.403       1,494
                                                              2009        $7.403       $9.131         294
                                                              2010        $9.131      $11.156         281
                                                              2011       $11.156      $10.432         187
------------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                              2003       $11.079      $12.981           0
                                                              2004       $12.981      $13.883         212
                                                              2005       $13.883      $14.021         526
                                                              2006       $14.021      $15.142         300
                                                              2007       $15.142      $15.262         285
                                                              2008       $15.262       $8.382         321
                                                              2009        $8.382       $9.928         304
                                                              2010        $9.928      $10.897         286
                                                              2011       $10.897      $10.657         273
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.214         995
                                                              2004       $12.214      $12.685       2,545
                                                              2005       $12.685      $12.958       2,564
                                                              2006       $12.958      $13.593         896
                                                              2007       $13.593      $15.074         792
                                                              2008       $15.074       $7.978         792
                                                              2009        $7.978      $11.203         355
                                                              2010       $11.203      $11.911          26
                                                              2011       $11.911      $11.444          23
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.084           0
                                                              2005       $10.084      $10.053           0
                                                              2006       $10.053      $10.277           0
                                                              2007       $10.277      $10.418           0
                                                              2008       $10.418       $6.183           0
                                                              2009        $6.183       $6.568           0
                                                              2010        $6.568       $7.119           0
                                                              2011        $7.119       $7.485           0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                              2003       $10.056      $14.111           0
                                                              2004       $14.111      $16.340           0
                                                              2005       $16.340      $18.156           0
                                                              2006       $18.156      $20.759           0
                                                              2007       $20.759      $21.448           0
                                                              2008       $21.448      $12.465           0
                                                              2009       $12.465      $16.921           0
                                                              2010       $16.921      $19.072           0
                                                              2011       $19.072      $16.994           0


                              221     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.4


                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                         2003       $11.218      $12.031           0
                                                                         2004       $11.218      $12.708       1,731
                                                                         2005       $12.708      $12.687       2,773
                                                                         2006       $12.687      $13.253       2,387
                                                                         2007       $13.253      $14.141       2,094
                                                                         2008       $14.141      $11.779       1,772
                                                                         2009       $11.779      $13.587         632
                                                                         2010       $13.587      $15.190         583
                                                                         2011       $15.190      $14.894         553
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                         2003       $11.702      $12.845           0
                                                                         2004       $12.845      $13.605         612
                                                                         2005       $13.605      $13.520       1,545
                                                                         2006       $13.520      $14.385         895
                                                                         2007       $14.385      $13.945         884
                                                                         2008       $13.945       $2.910       2,605
                                                                         2009        $2.910       $3.571       2,405
                                                                         2010        $3.571       $3.981       2,229
                                                                         2011        $3.981       $3.778       2,178
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                         2003       $10.436      $12.524       6,474
                                                                         2004       $12.524      $13.315       7,620
                                                                         2005       $13.315      $13.716       7,865
                                                                         2006       $13.716      $15.334       1,003
                                                                         2007       $15.334      $15.555         952
                                                                         2008       $15.555       $9.299         878
                                                                         2009        $9.299      $11.594         505
                                                                         2010       $11.594      $13.081         183
                                                                         2011       $13.081      $12.703         173
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA--SERVICE
 SHARES
                                                                         2003       $10.686      $14.536         487
                                                                         2004       $14.536      $16.875         802
                                                                         2005       $16.875      $18.037         772
                                                                         2006       $18.037      $20.146         346
                                                                         2007       $20.146      $19.349         345
                                                                         2008       $19.349      $11.684         302
                                                                         2009       $11.684      $15.579          18
                                                                         2010       $15.579      $18.675          17
                                                                         2011       $18.675      $17.759          15


                              222     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.4


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                                                                 2003       $10.314      $12.283           0
                                                                 2004       $12.283      $14.289           0
                                                                 2005       $14.289      $15.589           0
                                                                 2006       $15.589      $15.596           0
                                                                 2007       $15.596      $16.107           0
                                                                 2008       $16.107       $7.968           0
                                                                 2009        $7.968      $10.266           0
                                                                 2010       $10.266      $12.716           0
                                                                 2011       $12.716      $12.491           0
---------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                                 2009       $10.000      $11.888           0
                                                                 2010       $11.888      $13.040           0
                                                                 2011       $13.040      $12.947           0
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                                 2003       $10.654      $11.977         427
                                                                 2004       $11.977      $12.625         712
                                                                 2005       $12.625      $12.791       1,171
                                                                 2006       $12.791      $13.946         820
                                                                 2007       $13.946      $13.712         807
                                                                 2008       $13.712       $7.918         453
                                                                 2009        $7.918       $9.689         415
                                                                 2010        $9.689      $10.460         398
                                                                 2011       $10.460      $10.472         370
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                                 2003       $10.724      $12.324       6,221
                                                                 2004       $12.324      $13.098       9,245
                                                                 2005       $13.098      $13.650       9,405
                                                                 2006       $13.650      $15.007         202
                                                                 2007       $15.007      $15.046         193
                                                                 2008       $15.046       $9.772         184
                                                                 2009        $9.772      $12.871         156
                                                                 2010       $12.871      $14.379         145
                                                                 2011       $14.379      $13.949         139
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                                                                 2003       $10.207      $11.204           0
                                                                 2004       $11.204      $11.691           0
                                                                 2005       $11.691      $12.893           0
                                                                 2006       $12.893      $12.910           0
                                                                 2007       $12.910      $12.499           0
                                                                 2008       $12.499      $10.096           0
                                                                 2009       $10.096      $12.392           0
                                                                 2010       $12.392      $12.369           0
                                                                 2011       $12.369      $11.907           0


                              223     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.4


                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                                                2003       $11.616      $13.935           0
                                                2004       $13.935      $16.506           0
                                                2005       $16.506      $17.459           0
                                                2006       $17.459      $21.606           0
                                                2007       $21.606      $25.240           0
                                                2008       $25.240      $17.089           0
                                                2009       $17.089      $17.871           0
                                                2010       $17.871      $17.728           0
                                                2011       $17.728      $16.336           0
----------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                2003       $10.965      $13.387       7,904
                                                2004       $13.387      $14.490       8,998
                                                2005       $14.490      $14.853       9,101
                                                2006       $14.853      $16.772         738
                                                2007       $16.772      $15.349         772
                                                2008       $15.349       $9.165         381
                                                2009        $9.165      $11.589          24
                                                2010       $11.589      $12.912          24
                                                2011       $12.912      $11.995          22
----------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                2003       $11.835      $13.228           0
                                                2004       $13.228      $14.244         686
                                                2005       $14.244      $14.306       1,015
                                                2006       $14.306      $15.403         295
                                                2007       $15.403      $15.421         282
                                                2008       $15.421      $11.106         241
                                                2009       $11.106      $16.248         187
                                                2010       $16.248      $18.049         173
                                                2011       $18.049      $17.892         162
----------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                2003       $10.329      $10.351           0
                                                2004       $10.351      $10.530       1,298
                                                2005       $10.530      $10.500       1,361
                                                2006       $10.500      $10.692       1,743
                                                2007       $10.692      $10.957       1,505
                                                2008       $10.957       $8.120       1,393
                                                2009        $8.120      $11.600           0
                                                2010       $11.600      $12.415           0
                                                2011       $12.415      $12.699           0


                              224     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.4


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.548      $13.265       3,566
                                                   2004       $13.265      $15.015       4,094
                                                   2005       $15.015      $16.411       4,031
                                                   2006       $16.411      $20.419           0
                                                   2007       $20.419      $21.551           0
                                                   2008       $21.551      $11.766           0
                                                   2009       $11.766      $14.284           0
                                                   2010       $14.284      $15.309           0
                                                   2011       $15.309      $12.388           0
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.664      $12.878           0
                                                   2004       $12.878      $14.131           0
                                                   2005       $14.131      $14.978           0
                                                   2006       $14.978      $16.624           0
                                                   2007       $16.624      $15.354           0
                                                   2008       $15.354       $9.041           0
                                                   2009        $9.041      $11.522           0
                                                   2010       $11.522      $12.786           0
                                                   2011       $12.786      $12.461           0
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2003        $9.911       $9.767           0
                                                   2004        $9.767       $9.576       1,427
                                                   2005        $9.576       $9.565       1,494
                                                   2006        $9.565       $9.728           0
                                                   2007        $9.728       $9.928           0
                                                   2008        $9.928       $9.919           0
                                                   2009        $9.919       $9.682       1,043
                                                   2010        $9.682       $9.435       1,101
                                                   2011        $9.435       $9.192       1,053
-------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                                   2003       $10.951      $13.378       1,010
                                                   2004       $13.378      $14.375         937
                                                   2005       $14.375      $15.405         885
                                                   2006       $15.405      $16.291         859
                                                   2007       $16.291      $16.778         812
                                                   2008       $16.778      $10.010         442
                                                   2009       $10.010      $12.885          27
                                                   2010       $12.885      $15.006          46
                                                   2011       $15.006      $13.875          42
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                   2003       $11.292      $14.446           0
                                                   2004       $14.446      $16.244         421
                                                   2005       $16.244      $16.757         426
                                                   2006       $16.757      $18.938           0
                                                   2007       $18.938      $17.543           0
                                                   2008       $17.543       $9.439           0
                                                   2009        $9.439       $8.877           0


                              225     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.4


                                                                                  Number of
                                                       Accumulation Accumulation    Units
                                          For the Year  Unit Value   Unit Value  Outstanding
                                             Ending    at Beginning    at End      at End
Sub-Accounts                              December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                              2003       $10.813      $12.981           0
                                              2004       $12.981      $13.601           0
                                              2005       $13.601      $13.914           0
                                              2006       $13.914      $15.088           0
                                              2007       $15.088      $14.777           0
                                              2008       $14.777       $8.846           0
                                              2009        $8.846      $11.476           0
                                              2010       $11.476      $13.010           0
                                              2011       $13.010      $12.452           0
--------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                              2003       $10.770      $13.443       3,822
                                              2004       $13.443      $15.532       4,339
                                              2005       $15.532      $16.969       4,183
                                              2006       $16.969      $17.432       1,376
                                              2007       $17.432      $17.625       1,225
                                              2008       $17.625       $9.348       1,157
                                              2009        $9.348      $12.635          22
                                              2010       $12.635      $14.332           0
--------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                              2003       $10.551      $12.290       8,426
                                              2004       $12.290      $12.574          10
                                              2005       $12.574      $12.947      10,159
                                              2006       $12.947      $13.298       2,422
                                              2007       $13.298      $13.666       2,185
                                              2008       $13.666       $8.382       1,624
                                              2009        $8.382      $13.382          26
                                              2010       $13.382      $15.747          25
                                              2011       $15.747      $12.602          26
--------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                              2003       $12.258      $13.752           0
                                              2004       $13.752      $14.746         166
                                              2005       $14.746      $16.109         381
                                              2006       $16.109      $17.388         772
                                              2007       $17.388      $18.019         680
                                              2008       $18.019      $14.923         591
                                              2009       $14.923      $18.914         134
                                              2010       $18.914      $20.219         129
                                              2011       $20.219      $21.052         115
--------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                              2003       $10.000      $10.000           0
                                              2004       $10.000      $10.985           0
                                              2005       $10.985      $11.983           0
                                              2006       $11.983      $14.184           0
                                              2007       $14.184      $15.166           0
                                              2008       $15.166      $10.497           0
                                              2009       $10.497      $13.249           0
                                              2010       $13.249      $14.719           0
                                              2011       $14.719      $15.636           0


                              226     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.4


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I FORMERLY, UIF CAPITAL GROWTH
 PORTFOLIO, CLASS I
                                                                 2004       $10.000      $10.690         478
                                                                 2005       $10.690      $12.050         422
                                                                 2006       $12.050      $12.221         433
                                                                 2007       $12.221      $14.510         365
                                                                 2008       $14.510       $7.181         390
                                                                 2009        $7.181      $11.581         318
                                                                 2010       $11.581      $13.861           0
                                                                 2011       $13.861      $13.125           0
---------------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II FORMERLY, UIF CAPITAL GROWTH
 PORTFOLIO, CLASS II
                                                                 2004       $10.000      $10.665       1,922
                                                                 2005       $10.665      $11.998       1,786
                                                                 2006       $11.998      $12.133           0
                                                                 2007       $12.133      $14.377           0
                                                                 2008       $14.377       $7.093           0
                                                                 2009        $7.093      $11.411           0
                                                                 2010       $11.411      $13.629           0
                                                                 2011       $13.629      $12.873           0
---------------------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                                 2006       $10.000       $9.766           0
                                                                 2007        $9.766      $11.662           0
                                                                 2008       $11.662       $6.041           0
                                                                 2009        $6.041       $9.261           0
                                                                 2010        $9.261      $11.933           0
                                                                 2011       $11.933      $10.790           0
---------------------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                                 2003       $10.000      $13.501           0
                                                                 2004       $13.501      $15.644           0
                                                                 2005       $15.644      $17.203           0
                                                                 2006       $17.203      $18.742         941
                                                                 2007       $18.742      $18.795         812
                                                                 2008       $18.795      $10.904         752
                                                                 2009       $10.904      $15.577           0
                                                                 2010       $15.577      $19.203           0
                                                                 2011       $19.203      $17.077           0
---------------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                                 2003       $11.351      $14.384           0
                                                                 2004       $14.384      $19.066         129
                                                                 2005       $19.066      $21.685         283
                                                                 2006       $21.685      $29.083         498
                                                                 2007       $29.083      $23.432         473
                                                                 2008       $23.432      $14.138         458
                                                                 2009       $14.138      $17.695         140
                                                                 2010       $17.695      $22.327         116
                                                                 2011       $22.327      $22.982         105


                              227     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.4


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                                                     2003       $10.000      $10.000           0
                                                     2004       $10.000       $9.794       1,001
                                                     2005        $9.794       $9.773       2,515
                                                     2006        $9.773       $9.918       1,527
                                                     2007        $9.918      $10.090       1,438
                                                     2008       $10.090      $10.005         886
                                                     2009       $10.005       $9.756           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.19%.


                              228     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6



                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000      $10.256      101,761
                          2007       $10.256      $11.814       99,784
                          2008       $11.814       $6.649       90,797
                          2009        $6.649       $8.846       99,596
                          2010        $8.846      $10.158       64,871
                          2011       $10.158       $9.699       51,961
        ----------------------------------------------------------------
        FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000      $10.447            0
                          2007       $10.447      $11.123       18,543
                          2008       $11.123       $8.175       53,234
                          2009        $8.175       $9.952       38,273
                          2010        $9.952      $11.000       11,860
                          2011       $11.000      $10.757        1,960
        ----------------------------------------------------------------
        FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000      $10.477        1,372
                          2007       $10.477      $11.314        1,363
                          2008       $11.314       $7.467       18,158
                          2009        $7.467       $9.426       21,246
                          2010        $9.426      $10.584       33,341
                          2011       $10.584      $10.266       29,455
        ----------------------------------------------------------------
        FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000      $10.486            0
                          2007       $10.486      $11.438            0
                          2008       $11.438       $6.945        4,122
                          2009        $6.945       $8.948       13,145
                          2010        $8.948      $10.184        6,941
                          2011       $10.184       $9.719        2,791
        ----------------------------------------------------------------
        FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000      $10.338            0
                          2007       $10.338      $10.753        1,648
                          2008       $10.753       $9.430            0
                          2009        $9.430      $10.617            0
                          2010       $10.617      $11.183            0
                          2011       $11.183      $11.136            0
        ----------------------------------------------------------------
        FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000       $9.733        6,172
                          2007        $9.733      $11.690          943
                          2008       $11.690       $6.340          943
                          2009        $6.340       $8.993        5,951
                          2010        $8.993      $10.578        5,951
                          2011       $10.578      $10.436       11,908
        ----------------------------------------------------------------
        FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000      $10.809        1,419
                          2007       $10.809      $11.165        5,208
                          2008       $11.165       $6.890        5,044
                          2009        $6.890       $8.547        4,074
                          2010        $8.547       $9.630        3,945
                          2011        $9.630       $9.627        3,832


                              229     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000       $9.865        9,107
                          2007        $9.865      $11.173       16,959
                          2008       $11.173       $6.627       11,031
                          2009        $6.627       $9.096       13,667
                          2010        $9.096      $11.485       16,003
                          2011       $11.485      $10.056       12,699
        ----------------------------------------------------------------
        FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                          2002       $10.000      $10.849            0
                          2003       $10.849      $13.392       23,469
                          2004       $13.392      $14.549       42,275
                          2005       $14.549      $14.791       60,071
                          2006       $14.791      $16.961       48,538
                          2007       $16.961      $16.039       47,477
                          2008       $16.039      $10.215       27,395
                          2009       $10.215      $12.697       20,692
                          2010       $12.697      $14.549       20,350
                          2011       $14.549      $14.633       21,219
        ----------------------------------------------------------------
        FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                          2004       $10.000      $11.225       33,355
                          2005       $11.225      $11.202      174,991
                          2006       $11.202      $13.008      300,594
                          2007       $13.008      $13.254      326,039
                          2008       $13.254       $9.156      278,717
                          2009        $9.156      $12.194      223,569
                          2010       $12.194      $13.493      167,583
                          2011       $13.493      $13.568      153,471
        ----------------------------------------------------------------
        FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                          2004       $10.000      $10.520        1,205
                          2005       $10.520      $10.442      104,302
                          2006       $10.442      $11.373      133,393
                          2007       $11.373      $11.864       90,645
                          2008       $11.864       $7.628       76,526
                          2009        $7.628       $9.719       66,209
                          2010        $9.719      $10.652       52,884
                          2011       $10.652      $10.304       41,106
        ----------------------------------------------------------------
        FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                          2002       $10.000      $11.223            0
                          2003       $11.223      $14.563        7,677
                          2004       $14.563      $17.699       14,403
                          2005       $17.699      $18.907       38,744
                          2006       $18.907      $21.723       31,855
                          2007       $21.723      $20.824       28,468
                          2008       $20.824      $13.698       19,973
                          2009       $13.698      $17.375       17,774
                          2010       $17.375      $21.881       11,078
                          2011       $21.881      $20.682        9,661


                              230     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                          2002       $10.000      $11.533            0
                          2003       $11.533      $15.545            0
                          2004       $15.545      $17.018            0
                          2005       $17.018      $17.515            0
                          2006       $17.515      $18.698            0
                          2007       $18.698      $20.425            0
                          2008       $20.425      $11.535            0
                          2009       $11.535      $16.264            0
                          2010       $16.264      $20.386            0
                          2011       $20.386      $19.055            0
        ----------------------------------------------------------------
        FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                          2004       $10.000      $10.239        7,924
                          2005       $10.239      $10.298       84,783
                          2006       $10.298      $10.520       90,463
                          2007       $10.520      $11.014       63,048
                          2008       $11.014      $11.637       61,237
                          2009       $11.637      $11.783       49,183
                          2010       $11.783      $12.183       63,376
                          2011       $12.183      $12.646       59,574
        ----------------------------------------------------------------
        FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                          2006       $10.000      $11.004       40,999
                          2007       $11.004      $12.086       61,577
                          2008       $12.086       $8.492       48,349
                          2009        $8.492      $10.285       52,250
                          2010       $10.285      $11.308       49,980
                          2011       $11.308      $10.778       41,595
        ----------------------------------------------------------------
        FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                          2002       $10.000      $10.322            0
                          2003       $10.322      $12.687       13,840
                          2004       $12.687      $14.034       35,124
                          2005       $14.034      $15.238       96,633
                          2006       $15.238      $17.717      119,196
                          2007       $17.717      $18.004      108,493
                          2008       $18.004      $11.120       78,400
                          2009       $11.120      $13.765       61,652
                          2010       $13.765      $15.032       47,523
                          2011       $15.032      $14.610       41,084
        ----------------------------------------------------------------
        FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                          2002       $10.000      $11.231            0
                          2003       $11.231      $16.875        3,012
                          2004       $16.875      $20.668        8,722
                          2005       $20.668      $25.867       18,080
                          2006       $25.867      $32.542       17,441
                          2007       $32.542      $41.155       14,969
                          2008       $41.155      $19.115        7,214
                          2009       $19.115      $32.401        7,357
                          2010       $32.401      $37.417        6,635
                          2011       $37.417      $30.922        7,427


                              231     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                          2002       $10.000      $10.473            0
                          2003       $10.473      $13.599        7,819
                          2004       $13.599      $15.830       25,595
                          2005       $15.830      $17.129       72,793
                          2006       $17.129      $20.431       81,328
                          2007       $20.431      $23.164       69,029
                          2008       $23.164      $13.563       43,154
                          2009       $13.563      $18.255       29,389
                          2010       $18.255      $19.436       23,615
                          2011       $19.436      $17.058       18,159
        ----------------------------------------------------------------
        FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                          2002       $10.000      $10.719            0
                          2003       $10.719      $12.889            0
                          2004       $12.889      $14.524            0
                          2005       $14.524      $13.825            0
                          2006       $13.825      $15.313            0
                          2007       $15.313      $16.692            0
                          2008       $16.692      $17.410          952
                          2009       $17.410      $20.293        1,687
                          2010       $20.293      $22.810        1,730
                          2011       $22.810      $22.207        1,725
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                          2002       $10.000       $9.408            0
                          2003        $9.408      $13.874            0
                          2004       $13.874      $12.309       22,487
                          2005       $12.309      $13.013       17,612
                          2006       $13.013      $13.116       16,490
                          2007       $13.116      $15.024        9,192
                          2008       $15.024       $7.508        5,082
                          2009        $7.508      $12.214        4,116
                          2010       $12.214      $14.342        4,097
                          2011       $14.342      $13.186        4,311
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                          2004       $10.000      $11.328       35,103
                          2005       $11.328      $11.583      103,444
                          2006       $11.583      $13.202       96,241
                          2007       $13.202      $12.662       62,385
                          2008       $12.662       $7.983       38,316
                          2009        $7.983      $10.067       34,260
                          2010       $10.067      $11.439       27,134
                          2011       $11.439      $10.998       17,105


                              232     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                          2004       $10.000      $10.952       12,560
                          2005       $10.952      $11.550       29,686
                          2006       $11.550      $12.771       72,485
                          2007       $12.771      $12.962       66,971
                          2008       $12.962       $9.843       44,327
                          2009        $9.843      $11.841       27,589
                          2010       $11.841      $13.028       21,104
                          2011       $13.028      $12.629       15,249
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                          2002       $10.000      $10.650            0
                          2003       $10.650      $13.355       36,801
                          2004       $13.355      $14.968       81,112
                          2005       $14.968      $16.129      100,032
                          2006       $16.129      $18.372       88,795
                          2007       $18.372      $18.497       52,886
                          2008       $18.497      $12.314       39,008
                          2009       $12.314      $15.009       36,554
                          2010       $15.009      $16.538       26,125
                          2011       $16.538      $15.875       24,807
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                          2004       $10.000      $11.115        6,523
                          2005       $11.115      $12.129        6,398
                          2006       $12.129      $12.499        2,041
                          2007       $12.499      $14.435        1,940
                          2008       $14.435       $7.537          212
                          2009        $7.537      $11.574            0
                          2010       $11.574      $14.468            0
                          2011       $14.468      $12.879            0
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
                          2004       $10.000      $11.291        9,030
                          2005       $11.291      $12.455       11,341
                          2006       $12.455      $14.764        5,289
                          2007       $14.764      $15.636        5,082
                          2008       $15.636       $9.015        3,220
                          2009        $9.015      $12.325        2,743
                          2010       $12.325      $14.797        1,973
                          2011       $14.797      $14.667        1,131
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES II
                          2004       $10.000      $11.284        3,401
                          2005       $11.284      $12.429       11,785
                          2006       $12.429      $14.725       12,220
                          2007       $14.725      $15.580       18,366
                          2008       $15.580       $8.963       13,037
                          2009        $8.963      $12.250       10,552
                          2010       $12.250      $14.699        6,254
                          2011       $14.699      $14.556        7,290


                              233     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                          2004       $10.000      $10.357          494
                          2005       $10.357      $10.305       43,664
                          2006       $10.305      $11.066      133,264
                          2007       $11.066      $11.539       47,660
                          2008       $11.539       $9.345       37,334
                          2009        $9.345      $12.327       38,088
                          2010       $12.327      $13.597       28,215
                          2011       $13.597      $13.940       31,300
        ----------------------------------------------------------------
        LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                          2004       $10.000      $10.906        2,629
                          2005       $10.906      $11.456        8,148
                          2006       $11.456      $12.899       21,461
                          2007       $12.899      $13.519       15,659
                          2008       $13.519       $9.470       12,046
                          2009        $9.470      $11.716       10,791
                          2010       $11.716      $13.696        8,367
                          2011       $13.696      $12.847        7,241
        ----------------------------------------------------------------
        LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                          2004       $10.000      $10.891        4,338
                          2005       $10.891      $11.043       52,475
                          2006       $11.043      $12.720       72,238
                          2007       $12.720      $12.920       83,465
                          2008       $12.920       $8.067       53,957
                          2009        $8.067       $9.420       48,170
                          2010        $9.420      $10.862       32,228
                          2011       $10.862      $10.020       28,704
        ----------------------------------------------------------------
        LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                          2004       $10.000      $11.139            0
                          2005       $11.139      $11.446       15,159
                          2006       $11.446      $12.129       25,731
                          2007       $12.129      $14.445       27,856
                          2008       $14.445       $8.761       14,051
                          2009        $8.761      $12.523       12,260
                          2010       $12.523      $15.119       10,688
                          2011       $15.119      $13.356        7,617
        ----------------------------------------------------------------
        LORD ABBETT SERIES FUND, INC.--MID-CAP VALUE PORTFOLIO
                          2004       $10.000      $11.122        4,630
                          2005       $11.122      $11.821       79,110
                          2006       $11.821      $13.030       79,065
                          2007       $13.030      $12.870       64,917
                          2008       $12.870       $7.665       38,093
                          2009        $7.665       $9.531       33,322
                          2010        $9.531      $11.741       17,564
                          2011       $11.741      $11.069       16,093


                              234     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                          2002       $10.000      $10.694            0
                          2003       $10.694      $13.095        7,233
                          2004       $13.095      $14.121       19,314
                          2005       $14.121      $14.378       17,516
                          2006       $14.378      $15.654       16,614
                          2007       $15.654      $15.909       14,185
                          2008       $15.909       $8.809       14,356
                          2009        $8.809      $10.520       13,002
                          2010       $10.520      $11.642       11,032
                          2011       $11.642      $11.478        8,941
        ----------------------------------------------------------------
        OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                          2003       $10.000      $12.281       19,650
                          2004       $12.281      $12.859      139,232
                          2005       $12.859      $13.244      113,526
                          2006       $13.244      $14.006      109,153
                          2007       $14.006      $15.661       94,498
                          2008       $15.661       $8.357       65,749
                          2009        $8.357      $11.831       57,828
                          2010       $11.831      $12.682       44,855
                          2011       $12.682      $12.284       40,237
        ----------------------------------------------------------------
        OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                          2004       $10.000      $10.105        1,761
                          2005       $10.105      $10.156       21,259
                          2006       $10.156      $10.467       56,610
                          2007       $10.467      $10.699      113,131
                          2008       $10.699       $6.402       91,674
                          2009        $6.402       $6.856       87,991
                          2010        $6.856       $7.493       78,060
                          2011        $7.493       $7.942       54,983
        ----------------------------------------------------------------
        OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                          2002       $10.000      $10.146            0
                          2003       $10.146      $14.235        3,483
                          2004       $14.235      $16.620       69,433
                          2005       $16.620      $18.618       13,925
                          2006       $18.618      $21.461       30,533
                          2007       $21.461      $22.357       27,024
                          2008       $22.357      $13.101       20,192
                          2009       $13.101      $17.930       16,803
                          2010       $17.930      $20.374        7,600
                          2011       $20.374      $18.304        7,048


                              235     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                         2002       $10.000      $10.549            0
                                                                         2003       $10.549      $12.138       36,470
                                                                         2004       $12.138      $12.926       76,890
                                                                         2005       $12.926      $13.010      181,853
                                                                         2006       $13.010      $13.702      176,737
                                                                         2007       $13.702      $14.741      153,933
                                                                         2008       $14.741      $12.380      136,040
                                                                         2009       $12.380      $14.396      130,323
                                                                         2010       $14.396      $16.227      107,136
                                                                         2011       $16.227      $16.041       75,300
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                         2002       $10.000      $10.659            0
                                                                         2003       $10.659      $12.959       14,596
                                                                         2004       $12.959      $13.838       24,084
                                                                         2005       $13.838      $13.864       34,147
                                                                         2006       $13.864      $14.873       29,168
                                                                         2007       $14.873      $14.536       21,030
                                                                         2008       $14.536       $3.059       19,862
                                                                         2009        $3.059       $3.784       14,854
                                                                         2010        $3.784       $4.252       12,859
                                                                         2011        $4.252       $4.070       11,497
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                         2002       $10.000      $10.175        3,180
                                                                         2003       $10.175      $12.635       20,820
                                                                         2004       $12.635      $13.543       44,796
                                                                         2005       $13.543      $14.065      136,243
                                                                         2006       $14.065      $15.853      129,358
                                                                         2007       $15.853      $16.214      110,198
                                                                         2008       $16.214       $9.773       75,153
                                                                         2009        $9.773      $12.285       57,942
                                                                         2010       $12.285      $13.974       45,608
                                                                         2011       $13.974      $13.681       37,046
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA--SERVICE
 SHARES
                                                                         2002       $10.000      $10.351            0
                                                                         2003       $10.351      $14.664        7,755
                                                                         2004       $14.664      $17.164       16,016
                                                                         2005       $17.164      $18.496       42,092
                                                                         2006       $18.496      $20.828       43,420
                                                                         2007       $20.828      $20.169       27,811
                                                                         2008       $20.169      $12.279       20,348
                                                                         2009       $12.279      $16.508       17,669
                                                                         2010       $16.508      $19.950       10,854
                                                                         2011       $19.950      $19.127        9,327


                              236     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                          2002       $10.000      $10.058           0
                          2003       $10.058      $12.391       5,954
                          2004       $12.391      $14.534      15,708
                          2005       $14.534      $15.986      22,636
                          2006       $15.986      $16.124      30,216
                          2007       $16.124      $16.790      24,958
                          2008       $16.790       $8.374      17,093
                          2009        $8.374      $10.878      17,358
                          2010       $10.878      $13.585      12,134
                          2011       $13.585      $13.454      11,757
        ----------------------------------------------------------------
        PUTNAM VT EQUITY INCOME FUND--CLASS IB
                          2009       $10.000      $12.596      35,900
                          2010       $12.596      $13.931      35,611
                          2011       $13.931      $13.945      25,706
        ----------------------------------------------------------------
        PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                          2002       $10.000      $10.512       3,141
                          2003       $10.512      $12.083      17,937
                          2004       $12.083      $12.841      19,997
                          2005       $12.841      $13.117      34,620
                          2006       $13.117      $14.418      30,252
                          2007       $14.418      $14.294      26,289
                          2008       $14.294       $8.321      11,149
                          2009        $8.321      $10.266      10,936
                          2010       $10.266      $11.174      10,517
                          2011       $11.174      $11.279       9,753
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                          2002       $10.000      $10.386           0
                          2003       $10.386      $12.433           0
                          2004       $12.433      $13.323         373
                          2005       $13.323      $13.997      19,300
                          2006       $13.997      $15.515      50,392
                          2007       $15.515      $15.684      83,907
                          2008       $15.684      $10.270      76,177
                          2009       $10.270      $13.637      61,582
                          2010       $13.637      $15.361      55,636
                          2011       $15.361      $15.023      46,183
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                          2002       $10.000       $9.722           0
                          2003        $9.722      $11.303       1,277
                          2004       $11.303      $11.892       1,832
                          2005       $11.892      $13.221       1,747
                          2006       $13.221      $13.348       1,825
                          2007       $13.348      $13.029       1,961
                          2008       $13.029      $10.611         139
                          2009       $10.611      $13.130           0
                          2010       $13.130      $13.214           0
                          2011       $13.214      $12.825           0


                              237     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                          2002       $10.000      $11.467            0
                          2003       $11.467      $14.058        3,216
                          2004       $14.058      $16.789        3,706
                          2005       $16.789      $17.903        3,557
                          2006       $17.903      $22.337        3,442
                          2007       $22.337      $26.310        3,165
                          2008       $26.310      $17.960           43
                          2009       $17.960      $18.936           50
                          2010       $18.936      $18.938           52
                          2011       $18.938      $17.594           56
        ----------------------------------------------------------------
        PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                          2002       $10.000      $10.796            0
                          2003       $10.796      $13.506       13,936
                          2004       $13.506      $14.738       20,681
                          2005       $14.738      $15.231       29,879
                          2006       $15.231      $17.340       36,373
                          2007       $17.340      $15.999       25,411
                          2008       $15.999       $9.632       12,393
                          2009        $9.632      $12.280       10,381
                          2010       $12.280      $13.794       10,965
                          2011       $13.794      $12.919       11,289
        ----------------------------------------------------------------
        PUTNAM VT HIGH YIELD FUND--CLASS IB
                          2002       $10.000      $10.738            0
                          2003       $10.738      $13.345      363,012
                          2004       $13.345      $14.488       53,015
                          2005       $14.488      $14.670       49,391
                          2006       $14.670      $15.925       43,697
                          2007       $15.925      $16.075       35,867
                          2008       $16.075      $11.672       24,451
                          2009       $11.672      $17.216       22,798
                          2010       $17.216      $19.282       11,273
                          2011       $19.282      $19.270        9,895
        ----------------------------------------------------------------
        PUTNAM VT INCOME FUND--CLASS IB
                          2002       $10.000      $10.183            0
                          2003       $10.183      $10.443      163,346
                          2004       $10.443      $10.711       94,571
                          2005       $10.711      $10.768      149,423
                          2006       $10.768      $11.054      159,430
                          2007       $11.054      $11.422      132,584
                          2008       $11.422       $8.533       91,416
                          2009        $8.533      $12.291       87,147
                          2010       $12.291      $13.262       69,943
                          2011       $13.262      $13.677       55,962


                              238     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                          2002       $10.000      $10.602            0
                          2003       $10.602      $13.383      228,069
                          2004       $13.383      $15.272      171,334
                          2005       $15.272      $16.829       53,857
                          2006       $16.829      $21.110       54,094
                          2007       $21.110      $22.464       55,076
                          2008       $22.464      $12.365       33,330
                          2009       $12.365      $15.135       30,099
                          2010       $15.135      $16.355       25,046
                          2011       $16.355      $13.342       18,531
        ----------------------------------------------------------------
        PUTNAM VT INVESTORS FUND--CLASS IB
                          2002       $10.000      $10.405            0
                          2003       $10.405      $12.992        5,187
                          2004       $12.992      $14.373        4,353
                          2005       $14.373      $15.359        4,774
                          2006       $15.359      $17.187       54,996
                          2007       $17.187      $16.005       35,019
                          2008       $16.005       $9.502        7,451
                          2009        $9.502      $12.209        5,658
                          2010       $12.209      $13.659        5,763
                          2011       $13.659      $13.421        2,924
        ----------------------------------------------------------------
        PUTNAM VT MONEY MARKET FUND--CLASS IB
                          2002       $10.000       $9.983        4,006
                          2003        $9.983       $9.853      776,190
                          2004        $9.853       $9.741      571,779
                          2005        $9.741       $9.809      283,085
                          2006        $9.809      $10.057      213,854
                          2007       $10.057      $10.349      342,086
                          2008       $10.349      $10.424      324,791
                          2009       $10.424      $10.259      309,668
                          2010       $10.259      $10.079      139,474
                          2011       $10.079       $9.900      108,589
        ----------------------------------------------------------------
        PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                          2002       $10.000      $10.377            0
                          2003       $10.377      $13.497        3,291
                          2004       $13.497      $14.621        3,402
                          2005       $14.621      $15.797          233
                          2006       $15.797      $16.843          234
                          2007       $16.843      $17.489          168
                          2008       $17.489      $10.521            0
                          2009       $10.521      $13.653            0
                          2010       $13.653      $16.031        2,373
                          2011       $16.031      $14.944        2,372


                              239     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT NEW VALUE FUND--CLASS IB
                          2002       $10.000      $11.202           0
                          2003       $11.202      $14.574       6,517
                          2004       $14.574      $16.522      18,620
                          2005       $16.522      $17.183      71,713
                          2006       $17.183      $19.579      74,753
                          2007       $19.579      $18.286      63,253
                          2008       $18.286       $9.921      39,738
                          2009        $9.921       $9.338           0
        ----------------------------------------------------------------
        PUTNAM VT RESEARCH FUND--CLASS IB
                          2002       $10.000      $10.640           0
                          2003       $10.640      $13.096       5,620
                          2004       $13.096      $13.834       6,279
                          2005       $13.834      $14.268       1,616
                          2006       $14.268      $15.599       1,566
                          2007       $15.599      $15.403       1,499
                          2008       $15.403       $9.296         534
                          2009        $9.296      $12.160         509
                          2010       $12.160      $13.898         719
                          2011       $13.898      $13.411         686
        ----------------------------------------------------------------
        PUTNAM VT VISTA FUND--CLASS IB
                          2002       $10.000      $10.370           0
                          2003       $10.370      $13.562       2,975
                          2004       $13.562      $15.798       2,606
                          2005       $15.798      $17.401       2,301
                          2006       $17.401      $18.022       3,112
                          2007       $18.022      $18.372       1,127
                          2008       $18.372       $9.825         273
                          2009        $9.825      $13.388         267
                          2010       $13.388      $15.277           0
        ----------------------------------------------------------------
        PUTNAM VT VOYAGER FUND--CLASS IB
                          2002       $10.000      $10.107           0
                          2003       $10.107      $12.398      27,311
                          2004       $12.398      $12.789      27,234
                          2005       $12.789      $13.276      34,981
                          2006       $13.276      $13.748      33,560
                          2007       $13.748      $14.246      25,420
                          2008       $14.246       $8.809      15,219
                          2009        $8.809      $14.180      14,031
                          2010       $14.180      $16.823      19,786
                          2011       $16.823      $13.573      23,049


                              240     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                          2002       $10.000      $11.057            0
                          2003       $11.057      $13.874            0
                          2004       $13.874      $14.999        6,120
                          2005       $14.999      $16.519       10,110
                          2006       $16.519      $17.977       14,849
                          2007       $17.977      $18.782       10,381
                          2008       $18.782      $15.683        7,102
                          2009       $15.683      $20.040        6,200
                          2010       $20.040      $21.599        4,048
                          2011       $21.599      $22.674        7,999
        ----------------------------------------------------------------
        UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                          2003       $10.000      $10.000            0
                          2004       $10.000      $11.075       24,900
                          2005       $11.075      $12.180       47,188
                          2006       $12.180      $14.536      101,345
                          2007       $14.536      $15.670       83,710
                          2008       $15.670      $10.936       58,984
                          2009       $10.936      $13.915       55,696
                          2010       $13.915      $15.586       42,266
                          2011       $15.586      $16.693       36,346
        ----------------------------------------------------------------
        UIF GROWTH PORTFOLIO, CLASS I FORMERLY, UIF CAPITAL GROWTH
         PORTFOLIO, CLASS I
                          2004       $10.000      $10.749       18,791
                          2005       $10.749      $12.215       16,554
                          2006       $12.215      $12.490       10,996
                          2007       $12.490      $14.952       10,166
                          2008       $14.952       $7.461        2,938
                          2009        $7.461      $12.131        3,621
                          2010       $12.131      $14.638        1,574
                          2011       $14.638      $13.974        3,159
        ----------------------------------------------------------------
        UIF GROWTH PORTFOLIO, CLASS II FORMERLY, UIF CAPITAL GROWTH
         PORTFOLIO, CLASS II
                          2004       $10.000      $10.723       10,867
                          2005       $10.723      $12.162       12,616
                          2006       $12.162      $12.400       13,657
                          2007       $12.400      $14.815        6,253
                          2008       $14.815       $7.370        7,839
                          2009        $7.370      $11.953        4,708
                          2010       $11.953      $14.394        4,856
                          2011       $14.394      $13.707        4,385
        ----------------------------------------------------------------
        UIF MID CAP GROWTH PORTFOLIO, CLASS II
                          2006       $10.000       $9.820       22,302
                          2007        $9.820      $11.823       30,094
                          2008       $11.823       $6.175       19,376
                          2009        $6.175       $9.544       17,313
                          2010        $9.544      $12.398       19,532
                          2011       $12.398      $11.303       13,370


                              241     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                          2003       $10.000      $13.575          504
                          2004       $13.575      $15.858        1,901
                          2005       $15.858      $17.582        1,861
                          2006       $17.582      $19.312        5,220
                          2007       $19.312      $19.526        4,232
                          2008       $19.526      $11.422        2,737
                          2009       $11.422      $16.450        5,060
                          2010       $16.450      $20.446        3,421
                          2011       $20.446      $18.331        3,341
        ----------------------------------------------------------------
        UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                          2002       $10.000      $10.698            0
                          2003       $10.698      $14.511        6,427
                          2004       $14.511      $19.392       23,013
                          2005       $19.392      $22.236       24,523
                          2006       $22.236      $30.066       29,901
                          2007       $30.066      $24.425       16,406
                          2008       $24.425      $14.859       12,296
                          2009       $14.859      $18.750       12,283
                          2010       $18.750      $23.852        6,595
                          2011       $23.852      $24.753        5,862
        ----------------------------------------------------------------
        VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                          2003       $10.000      $10.000            0
                          2004       $10.000       $9.875      113,071
                          2005        $9.875       $9.934      251,605
                          2006        $9.934      $10.164      133,457
                          2007       $10.164      $10.426      137,828
                          2008       $10.426      $10.422      135,319
                          2009       $10.422      $10.243            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.


                              242     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000      $10.193         0
                          2007       $10.193      $11.633         0
                          2008       $11.633       $6.487         0
                          2009        $6.487       $8.551         0
                          2010        $8.551       $9.730         0
                          2011        $9.730       $9.205         0
        ----------------------------------------------------------------
        FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000      $10.383         0
                          2007       $10.383      $10.953         0
                          2008       $10.953       $7.976         0
                          2009        $7.976       $9.620         0
                          2010        $9.620      $10.536         0
                          2011       $10.536      $10.210         0
        ----------------------------------------------------------------
        FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000      $10.412         0
                          2007       $10.412      $11.141         0
                          2008       $11.141       $7.285         0
                          2009        $7.285       $9.113         0
                          2010        $9.113      $10.138         0
                          2011       $10.138       $9.744         0
        ----------------------------------------------------------------
        FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000      $10.421         0
                          2007       $10.421      $11.263         0
                          2008       $11.263       $6.776         0
                          2009        $6.776       $8.650         0
                          2010        $8.650       $9.755         0
                          2011        $9.755       $9.224         0
        ----------------------------------------------------------------
        FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000      $10.274         0
                          2007       $10.274      $10.588         0
                          2008       $10.588       $9.200         0
                          2009        $9.200      $10.263         0
                          2010       $10.263      $10.712         0
                          2011       $10.712      $10.569         0
        ----------------------------------------------------------------
        FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000       $9.673         0
                          2007        $9.673      $11.511         0
                          2008       $11.511       $6.186         0
                          2009        $6.186       $8.694         0
                          2010        $8.694      $10.133         0
                          2011       $10.133       $9.905         0


                              243     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.5


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000      $10.742          0
                          2007       $10.742      $10.994          0
                          2008       $10.994       $6.722          0
                          2009        $6.722       $8.262          0
                          2010        $8.262       $9.224          0
                          2011        $9.224       $9.137          0
        ----------------------------------------------------------------
        FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                          2006       $10.000       $9.804          0
                          2007        $9.804      $11.002          0
                          2008       $11.002       $6.465          0
                          2009        $6.465       $8.793          0
                          2010        $8.793      $11.001          0
                          2011       $11.001       $9.544          0
        ----------------------------------------------------------------
        FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                          2003       $10.669      $13.259        576
                          2004       $13.259      $14.271        539
                          2005       $14.271      $14.377        540
                          2006       $14.377      $16.335        497
                          2007       $16.335      $15.304        510
                          2008       $15.304       $9.658        443
                          2009        $9.658      $11.894        470
                          2010       $11.894      $13.505        445
                          2011       $13.505      $13.459        397
        ----------------------------------------------------------------
        FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                          2004       $10.000      $11.156          0
                          2005       $11.156      $11.031          0
                          2006       $11.031      $12.693          0
                          2007       $12.693      $12.814          0
                          2008       $12.814       $8.771          0
                          2009        $8.771      $11.574          0
                          2010       $11.574      $12.690          0
                          2011       $12.690      $12.644          0
        ----------------------------------------------------------------
        FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                          2004       $10.000      $10.496          0
                          2005       $10.496      $10.323          0
                          2006       $10.323      $11.140          0
                          2007       $11.140      $11.514          0
                          2008       $11.514       $7.336          0
                          2009        $7.336       $9.261          0
                          2010        $9.261      $10.056          0
                          2011       $10.056       $9.639          0


                              244     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.5


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                          2003       $11.008      $14.417         722
                          2004       $14.417      $17.361         641
                          2005       $17.361      $18.377         630
                          2006       $18.377      $20.921         622
                          2007       $20.921      $19.871         640
                          2008       $19.871      $12.951         547
                          2009       $12.951      $16.277         553
                          2010       $16.277      $20.310         499
                          2011       $20.310      $19.022         465
        ----------------------------------------------------------------
        FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                          2003       $11.788      $15.390           0
                          2004       $15.390      $16.694           0
                          2005       $16.694      $17.024           0
                          2006       $17.024      $18.007           0
                          2007       $18.007      $19.490           0
                          2008       $19.490      $10.905           0
                          2009       $10.905      $15.236           0
                          2010       $15.236      $18.923           0
                          2011       $18.923      $17.525           0
        ----------------------------------------------------------------
        FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                          2004       $10.000      $10.176       1,084
                          2005       $10.176      $10.141       1,084
                          2006       $10.141      $10.265       1,084
                          2007       $10.265      $10.648       1,084
                          2008       $10.648      $11.148       1,084
                          2009       $11.148      $11.184       1,084
                          2010       $11.184      $11.458       1,034
                          2011       $11.458      $11.784         976
        ----------------------------------------------------------------
        FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                          2006       $10.000      $10.936           0
                          2007       $10.936      $11.901           0
                          2008       $11.901       $8.285           0
                          2009        $8.285       $9.942           0
                          2010        $9.942      $10.832           0
                          2011       $10.832      $10.229           0
        ----------------------------------------------------------------
        FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                          2003       $10.569      $12.560       1,429
                          2004       $12.560      $13.766       1,378
                          2005       $13.766      $14.811       1,332
                          2006       $14.811      $17.063       1,250
                          2007       $17.063      $17.179       1,203
                          2008       $17.179      $10.513       1,070
                          2009       $10.513      $12.895       1,132
                          2010       $12.895      $13.953       1,133
                          2011       $13.953      $13.437       1,072


                              245     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.5


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                          2003       $11.642      $16.706          0
                          2004       $16.706      $20.275          0
                          2005       $20.275      $25.143          0
                          2006       $25.143      $31.342          0
                          2007       $31.342      $39.272          0
                          2008       $39.272      $18.073          0
                          2009       $18.073      $30.353          0
                          2010       $30.353      $34.732          0
                          2011       $34.732      $28.440          0
        ----------------------------------------------------------------
        FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                          2003       $10.348      $13.463          0
                          2004       $13.463      $15.528        608
                          2005       $15.528      $16.649        608
                          2006       $16.649      $19.677        608
                          2007       $19.677      $22.104        608
                          2008       $22.104      $12.824        608
                          2009       $12.824      $17.101        608
                          2010       $17.101      $18.041        580
                          2011       $18.041      $15.689        547
        ----------------------------------------------------------------
        FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND--CLASS 2
                          2003       $10.550      $12.760          0
                          2004       $12.760      $14.247          0
                          2005       $14.247      $13.438          0
                          2006       $13.438      $14.747          0
                          2007       $14.747      $15.927          0
                          2008       $15.927      $16.461          0
                          2009       $16.461      $19.011          0
                          2010       $19.011      $21.173          0
                          2011       $21.173      $20.425          0
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
                          2003        $9.898      $11.621          0
                          2004       $11.621      $12.075          0
                          2005       $12.075      $12.648          0
                          2006       $12.648      $12.632          0
                          2007       $12.632      $14.336          0
                          2008       $14.336       $7.098          0
                          2009        $7.098      $11.441          0
                          2010       $11.441      $13.312          0
                          2011       $13.312      $12.127          0


                              246     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.5


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                          2004       $10.000      $11.258           0
                          2005       $11.258      $11.407           0
                          2006       $11.407      $12.882           0
                          2007       $12.882      $12.242           0
                          2008       $12.242       $7.647           0
                          2009        $7.647       $9.555           0
                          2010        $9.555      $10.758           0
                          2011       $10.758      $10.248           0
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                          2004       $10.000      $10.885           0
                          2005       $10.885      $11.374           0
                          2006       $11.374      $12.461           0
                          2007       $12.461      $12.532           0
                          2008       $12.532       $9.429           0
                          2009        $9.429      $11.238           0
                          2010       $11.238      $12.252           0
                          2011       $12.252      $11.768           0
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                          2003       $10.754      $13.221       1,365
                          2004       $13.221      $14.683       1,280
                          2005       $14.683      $15.677       1,227
                          2006       $15.677      $17.694       1,195
                          2007       $17.694      $17.650       1,156
                          2008       $17.650      $11.643         961
                          2009       $11.643      $14.061       1,028
                          2010       $14.061      $15.351       1,037
                          2011       $15.351      $14.601         981
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                          2004       $10.000      $11.047           0
                          2005       $11.047      $11.945           0
                          2006       $11.945      $12.197           0
                          2007       $12.197      $13.955           0
                          2008       $13.955       $7.219           0
                          2009        $7.219      $10.986           0
                          2010       $10.986      $13.606           0
                          2011       $13.606      $12.001           0
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
                          2004       $10.000      $11.222       1,693
                          2005       $11.222      $12.265       1,587
                          2006       $12.265      $14.407       1,479
                          2007       $14.407      $15.117       1,356
                          2008       $15.117       $8.636       1,302
                          2009        $8.636      $11.698       1,256
                          2010       $11.698      $13.916       1,147
                          2011       $13.916      $13.667       1,048


                              247     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.5


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES II
                          2004       $10.000      $11.215         0
                          2005       $11.215      $12.240         0
                          2006       $12.240      $14.369         0
                          2007       $14.369      $15.063         0
                          2008       $15.063       $8.586         0
                          2009        $8.586      $11.626         0
                          2010       $11.626      $13.824         0
                          2011       $13.824      $13.564         0
        ----------------------------------------------------------------
        LORD ABBETT SERIES FUND, INC.--BOND-DEBENTURE PORTFOLIO
                          2004       $10.000      $10.334         0
                          2005       $10.334      $10.188         0
                          2006       $10.188      $10.840         0
                          2007       $10.840      $11.199         0
                          2008       $11.199       $8.987         0
                          2009        $8.987      $11.745         0
                          2010       $11.745      $12.837         0
                          2011       $12.837      $13.040         0
        ----------------------------------------------------------------
        LORD ABBETT SERIES FUND, INC.--FUNDAMENTAL EQUITY PORTFOLIO
                          2004       $10.000      $10.881         0
                          2005       $10.881      $11.326         0
                          2006       $11.326      $12.636         0
                          2007       $12.636      $13.120         0
                          2008       $13.120       $9.107         0
                          2009        $9.107      $11.163         0
                          2010       $11.163      $12.930         0
                          2011       $12.930      $12.018         0
        ----------------------------------------------------------------
        LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO
                          2004       $10.000      $10.866         0
                          2005       $10.866      $10.918         0
                          2006       $10.918      $12.460         0
                          2007       $12.460      $12.540         0
                          2008       $12.540       $7.758         0
                          2009        $7.758       $8.975         0
                          2010        $8.975      $10.255         0
                          2011       $10.255       $9.373         0
        ----------------------------------------------------------------
        LORD ABBETT SERIES FUND, INC.--GROWTH OPPORTUNITIES PORTFOLIO
                          2004       $10.000      $11.113         0
                          2005       $11.113      $11.315         0
                          2006       $11.315      $11.881         0
                          2007       $11.881      $14.020         0
                          2008       $14.020       $8.425         0
                          2009        $8.425      $11.932         0
                          2010       $11.932      $14.273         0
                          2011       $14.273      $12.494         0


                              248     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.5


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        LORD ABBETT SERIES FUND, INC.--MID-CAP VALUE PORTFOLIO
                          2004       $10.000      $11.096           0
                          2005       $11.096      $11.686           0
                          2006       $11.686      $12.764           0
                          2007       $12.764      $12.491           0
                          2008       $12.491       $7.371           0
                          2009        $7.371       $9.081           0
                          2010        $9.081      $11.085           0
                          2011       $11.085      $10.354           0
        ----------------------------------------------------------------
        OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                          2003       $11.073      $12.964           0
                          2004       $12.964      $13.851           0
                          2005       $13.851      $13.975           0
                          2006       $13.975      $15.077           0
                          2007       $15.077      $15.180           0
                          2008       $15.180       $8.329           0
                          2009        $8.329       $9.855           0
                          2010        $9.855      $10.806           0
                          2011       $10.806      $10.556           0
        ----------------------------------------------------------------
        OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                          2003       $10.000      $12.206       1,456
                          2004       $12.206      $12.663       1,465
                          2005       $12.663      $12.923       1,481
                          2006       $12.923      $13.542       1,540
                          2007       $13.542      $15.002       1,366
                          2008       $15.002       $7.932       1,376
                          2009        $7.932      $11.127       1,339
                          2010       $11.127      $11.818       1,329
                          2011       $11.818      $11.342       1,218
        ----------------------------------------------------------------
        OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                          2004       $10.000      $10.082           0
                          2005       $10.082      $10.040           0
                          2006       $10.040      $10.253           0
                          2007       $10.253      $10.384           0
                          2008       $10.384       $6.156           0
                          2009        $6.156       $6.532           0
                          2010        $6.532       $7.074           0
                          2011        $7.074       $7.430           0
        ----------------------------------------------------------------
        OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                          2003       $10.051      $14.093           0
                          2004       $14.093      $16.303           0
                          2005       $16.303      $18.097           0
                          2006       $18.097      $20.669           0
                          2007       $20.669      $21.333           0
                          2008       $21.333      $12.386           0
                          2009       $12.386      $16.796           0
                          2010       $16.796      $18.912           0
                          2011       $18.912      $16.834           0


                              249     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.5


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                                                                  2003       $11.212      $12.016          57
                                                                  2004       $12.016      $12.679          56
                                                                  2005       $12.679      $12.645          56
                                                                  2006       $12.645      $13.196          56
                                                                  2007       $13.196      $14.066          52
                                                                  2008       $14.066      $11.705          36
                                                                  2009       $11.705      $13.486          35
                                                                  2010       $13.486      $15.063          31
                                                                  2011       $15.063      $14.754          28
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                                  2003       $10.695      $12.829           0
                                                                  2004       $12.829      $13.574           0
                                                                  2005       $13.574      $13.475           0
                                                                  2006       $13.475      $14.324           0
                                                                  2007       $14.324      $13.871           0
                                                                  2008       $13.871       $2.892           0
                                                                  2009        $2.892       $3.544           0
                                                                  2010        $3.544       $3.947           0
                                                                  2011        $3.947       $3.743           0
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA--SERVICE SHARES
                                                                  2003       $10.431      $12.508       1,423
                                                                  2004       $12.508      $13.285       2,527
                                                                  2005       $13.285      $13.671       2,532
                                                                  2006       $13.671      $15.268       2,503
                                                                  2007       $15.268      $15.472       2,445
                                                                  2008       $15.472       $9.240       2,345
                                                                  2009        $9.240      $11.508       2,391
                                                                  2010       $11.508      $12.971       2,287
                                                                  2011       $12.971      $12.583       2,563
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA--SERVICE
 SHARES FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/
 VA--SERVICE SHARES
                                                                  2003       $10.680      $14.518           0
                                                                  2004       $14.518      $16.837           0
                                                                  2005       $16.837      $17.977           0
                                                                  2006       $17.977      $20.060           0
                                                                  2007       $20.060      $19.245           0
                                                                  2008       $19.245      $11.610           0
                                                                  2009       $11.610      $15.464           0
                                                                  2010       $15.464      $18.518           0
                                                                  2011       $18.518      $17.591           0


                              250     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.5


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
                          2003       $10.308      $12.267          0
                          2004       $12.267      $14.257          0
                          2005       $14.257      $15.538          0
                          2006       $15.538      $15.529          0
                          2007       $15.529      $16.021          0
                          2008       $16.021       $7.917          0
                          2009        $7.917      $10.190          0
                          2010       $10.190      $12.609          0
                          2011       $12.609      $12.374          0
        ----------------------------------------------------------------
        PUTNAM VT EQUITY INCOME FUND--CLASS IB
                          2009       $10.000      $11.800          0
                          2010       $11.800      $12.930          0
                          2011       $12.930      $12.825          0
        ----------------------------------------------------------------
        PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                          2003       $10.649      $11.963          0
                          2004       $11.963      $12.596        911
                          2005       $12.596      $12.749        960
                          2006       $12.749      $13.886        982
                          2007       $13.886      $13.639        981
                          2008       $13.639       $7.867        891
                          2009        $7.867       $9.617        957
                          2010        $9.617      $10.372        978
                          2011       $10.372      $10.373        891
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                          2003       $10.717      $12.309          0
                          2004       $12.309      $13.069          0
                          2005       $13.069      $13.605          0
                          2006       $13.605      $14.943          0
                          2007       $14.943      $14.966          0
                          2008       $14.966       $9.710          0
                          2009        $9.710      $12.776          0
                          2010       $12.776      $14.258          0
                          2011       $14.258      $13.818          0
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                          2003       $10.201      $11.190          0
                          2004       $11.190      $11.665          0
                          2005       $11.665      $12.850          0
                          2006       $12.850      $12.855          0
                          2007       $12.855      $12.432          0
                          2008       $12.432      $10.032          0
                          2009       $10.032      $12.300          0
                          2010       $12.300      $12.265          0
                          2011       $12.265      $11.795          0


                              251     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.5


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                          2003       $11.450      $13.937           0
                          2004       $13.937      $16.469          44
                          2005       $16.469      $17.401          41
                          2006       $17.401      $21.512          35
                          2007       $21.512      $25.106          28
                          2008       $25.106      $16.981          25
                          2009       $16.981      $17.740          27
                          2010       $17.740      $17.579          27
                          2011       $17.579      $16.182          26
        ----------------------------------------------------------------
        PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                          2003       $10.958      $13.370       1,360
                          2004       $13.370      $14.457       2,340
                          2005       $14.457      $14.804       2,355
                          2006       $14.804      $16.700       2,315
                          2007       $16.700      $15.267       2,370
                          2008       $15.267       $9.107       2,273
                          2009        $9.107      $11.504       2,318
                          2010       $11.504      $12.804       2,243
                          2011       $12.804      $11.882       2,551
        ----------------------------------------------------------------
        PUTNAM VT HIGH YIELD FUND--CLASS IB
                          2003       $11.828      $13.212           0
                          2004       $13.212      $14.212           0
                          2005       $14.212      $14.259           0
                          2006       $14.259      $15.337           0
                          2007       $15.337      $15.339           0
                          2008       $15.339      $11.035           0
                          2009       $11.035      $16.128           0
                          2010       $16.128      $17.898           0
                          2011       $17.898      $17.723           0
        ----------------------------------------------------------------
        PUTNAM VT INCOME FUND--CLASS IB
                          2003       $10.324      $10.338           0
                          2004       $10.338      $10.506           0
                          2005       $10.506      $10.466           0
                          2006       $10.466      $10.645           0
                          2007       $10.645      $10.899           0
                          2008       $10.899       $8.068           0
                          2009        $8.068      $11.514           0
                          2010       $11.514      $12.310           0
                          2011       $12.310      $12.579           0


                              252     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.5


                                                                            Number of
                                                 Accumulation Accumulation    Units
                                    For the Year  Unit Value   Unit Value  Outstanding
                                       Ending    at Beginning    at End      at End
Sub-Accounts                        December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                        2003       $10.542      $13.249           0
                                        2004       $13.249      $14.981           0
                                        2005       $14.981      $16.357           0
                                        2006       $16.357      $20.331           0
                                        2007       $20.331      $21.436           0
                                        2008       $21.436      $11.691           0
                                        2009       $11.691      $14.179           0
                                        2010       $14.179      $15.181           0
                                        2011       $15.181      $12.271           0
--------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                        2003       $10.658      $12.862           0
                                        2004       $12.862      $14.098           0
                                        2005       $14.098      $14.929           0
                                        2006       $14.929      $16.552           0
                                        2007       $16.552      $15.273           0
                                        2008       $15.273       $8.984           0
                                        2009        $8.984      $11.437           0
                                        2010       $11.437      $12.678           0
                                        2011       $12.678      $12.343           0
--------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                        2003        $9.906       $9.755           0
                                        2004        $9.755       $9.555           0
                                        2005        $9.555       $9.534           0
                                        2006        $9.534       $9.686           0
                                        2007        $9.686       $9.875           0
                                        2008        $9.875       $9.856           0
                                        2009        $9.856       $9.611           0
                                        2010        $9.611       $9.356           0
                                        2011        $9.356       $9.106           0
--------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                                        2003       $10.944      $13.362       1,492
                                        2004       $13.362      $14.343       1,502
                                        2005       $14.343      $15.354       1,449
                                        2006       $15.354      $16.221       1,490
                                        2007       $16.221      $16.688       1,419
                                        2008       $16.688       $9.947       1,314
                                        2009        $9.947      $12.790       1,333
                                        2010       $12.790      $14.880       1,902
                                        2011       $14.880      $13.744       1,780
--------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                        2003       $11.285      $14.429           0
                                        2004       $14.429      $16.207           0
                                        2005       $16.207      $16.701           0
                                        2006       $16.701      $18.856           0
                                        2007       $18.856      $17.449           0
                                        2008       $17.449       $9.379           0
                                        2009        $9.379       $8.819           0


                              253     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.5


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                   2003       $10.807      $12.965           0
                                                   2004       $12.965      $13.570           0
                                                   2005       $13.570      $13.868           0
                                                   2006       $13.868      $15.023           0
                                                   2007       $15.023      $14.698           0
                                                   2008       $14.698       $8.789           0
                                                   2009        $8.789      $11.391           0
                                                   2010       $11.391      $12.900           0
                                                   2011       $12.900      $12.335           0
-------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                   2003       $10.764      $13.427         736
                                                   2004       $13.427      $15.497         728
                                                   2005       $15.497      $16.913         691
                                                   2006       $16.913      $17.357         744
                                                   2007       $17.357      $17.531         715
                                                   2008       $17.531       $9.289         724
                                                   2009        $9.289      $12.541         744
                                                   2010       $12.541      $14.216           0
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2003       $10.545      $12.274       1,630
                                                   2004       $12.274      $12.545       1,697
                                                   2005       $12.545      $12.904       1,709
                                                   2006       $12.904      $13.240       1,830
                                                   2007       $13.240      $13.594       1,752
                                                   2008       $13.594       $8.329       1,585
                                                   2009        $8.329      $13.284       1,301
                                                   2010       $13.284      $15.615       1,167
                                                   2011       $15.615      $12.483       1,242
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2003       $12.251      $13.735           0
                                                   2004       $13.735      $14.713           0
                                                   2005       $14.713      $16.056           0
                                                   2006       $16.056      $17.313           0
                                                   2007       $17.313      $17.922           0
                                                   2008       $17.922      $14.828           0
                                                   2009       $14.828      $18.774           0
                                                   2010       $18.774      $20.049           0
                                                   2011       $20.049      $20.854           0
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2003       $10.000      $10.000           0
                                                   2004       $10.000      $10.974           0
                                                   2005       $10.974      $11.958           0
                                                   2006       $11.958      $14.141           0
                                                   2007       $14.141      $15.104           0
                                                   2008       $15.104      $10.444           0
                                                   2009       $10.444      $13.167           0
                                                   2010       $13.167      $14.613           0
                                                   2011       $14.613      $15.508           0


                              254     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.5


                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I FORMERLY, UIF CAPITAL GROWTH
 PORTFOLIO, CLASS I
                                                                            2004       $10.000      $10.683       1,685
                                                                            2005       $10.683      $12.029       1,541
                                                                            2006       $12.029      $12.187       1,643
                                                                            2007       $12.187      $14.455       1,371
                                                                            2008       $14.455       $7.147       1,419
                                                                            2009        $7.147      $11.514       1,257
                                                                            2010       $11.514      $13.766       1,097
                                                                            2011       $13.766      $13.022       1,003
--------------------------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II FORMERLY, UIF CAPITAL GROWTH PORTFOLIO,
 CLASS II
                                                                            2004       $10.000      $10.657           0
                                                                            2005       $10.657      $11.977           0
                                                                            2006       $11.977      $12.100           0
                                                                            2007       $12.100      $14.323           0
                                                                            2008       $14.323       $7.059           0
                                                                            2009        $7.059      $11.345           0
                                                                            2010       $11.345      $13.536           0
                                                                            2011       $13.536      $12.772           0
--------------------------------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                                            2006       $10.000       $9.759           0
                                                                            2007        $9.759      $11.642           0
                                                                            2008       $11.642       $6.025           0
                                                                            2009        $6.025       $9.226           0
                                                                            2010        $9.226      $11.875           0
                                                                            2011       $11.875      $10.727           0
--------------------------------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                                            2003       $10.000      $13.492           0
                                                                            2004       $13.492      $15.617           0
                                                                            2005       $15.617      $17.156           0
                                                                            2006       $17.156      $18.672           0
                                                                            2007       $18.672      $18.705           0
                                                                            2008       $18.705      $10.841           0
                                                                            2009       $10.841      $15.470           0
                                                                            2010       $15.470      $19.053           0
                                                                            2011       $19.053      $16.925           0
--------------------------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                                            2003       $11.344      $14.366           0
                                                                            2004       $14.366      $19.022         510
                                                                            2005       $19.022      $21.613         510
                                                                            2006       $21.613      $28.957         510
                                                                            2007       $28.957      $23.307         510
                                                                            2008       $23.307      $14.048         510
                                                                            2009       $14.048      $17.565         510
                                                                            2010       $17.565      $22.140         487
                                                                            2011       $22.140      $22.765           0


                              255     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                     WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                           MORTALITY & EXPENSE = 2.5


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                          2003       $10.000      $10.000         0
                          2004       $10.000       $9.784         0
                          2005        $9.784       $9.753         0
                          2006        $9.753       $9.887         0
                          2007        $9.887      $10.049         0
                          2008       $10.049       $9.953         0
                          2009        $9.953       $9.696         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.19%.


                              256     PROSPECTUS

PA195-4

[LOGO]

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758560, TOPEKA, KS 66675-8560
TELEPHONE NUMBER: 1-800-390-1277
FAX NUMBER: 1-785-228-4568

                                                   PROSPECTUS DATED MAY 1, 2012

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") has offered the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

   .   PUTNAM ALLSTATE ADVISOR

   .   PUTNAM ALLSTATE ADVISOR PLUS

   .   PUTNAM ALLSTATE ADVISOR PREFERRED

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. The Contracts are no longer offered for new sales.


Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 23 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following underlying fund portfolios ("FUNDS") of the Putnam Variable Trust:


 PUTNAM VT AMERICAN GOVERNMENT INCOME   PUTNAM VT INCOME FUND - CLASS IB
   FUND - CLASS IB
                                        PUTNAM VT INTERNATIONAL EQUITY FUND -
 PUTNAM VT CAPITAL OPPORTUNITIES FUND     CLASS IB
   - CLASS IB
                                        PUTNAM VT INTERNATIONAL GROWTH FUND -
 PUTNAM VT DIVERSIFIED INCOME FUND -      CLASS IB
   CLASS IB
                                        PUTNAM VT INTERNATIONAL VALUE FUND -
 PUTNAM VT EQUITY INCOME FUND - CLASS     CLASS IB
   IB
                                        PUTNAM VT INVESTORS FUND - CLASS IB
 PUTNAM VT GEORGE PUTNAM BALANCED FUND
   - CLASS IB                           PUTNAM VT MULTI-CAP VALUE FUND -
                                          CLASS IB
 PUTNAM VT GLOBAL ASSET ALLOCATION
   FUND - CLASS IB                      PUTNAM VT MONEY MARKET FUND - CLASS IB

 PUTNAM VT GLOBAL EQUITY FUND - CLASS   PUTNAM VT MULTI-CAP GROWTH FUND -
 IB                                       CLASS IB

 PUTNAM VT GLOBAL HEALTH CARE FUND -    PUTNAM VT RESEARCH FUND - CLASS IB
 CLASS IB
                                        PUTNAM VT SMALL CAP VALUE FUND -
 PUTNAM VT GLOBAL UTILITIES FUND -        CLASS IB
   CLASS IB

 PUTNAM VT GROWTH AND INCOME FUND -     PUTNAM VT VOYAGER FUND - CLASS IB
 CLASS IB

 PUTNAM VT GROWTH OPPORTUNITIES FUND -
 CLASS IB

 PUTNAM VT HIGH YIELD FUND - CLASS IB

For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.


WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2012, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 46 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                               1     PROSPECTUS

IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
           BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
           CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY
           FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
           INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

                               2     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     4
                   -----------------------------------------
                      Overview of Contracts               5
                   -----------------------------------------
                      The Contracts at a Glance           6
                   -----------------------------------------
                      How the Contracts Work              9
                   -----------------------------------------
                      Expense Table                      10
                   -----------------------------------------
                      Financial Information              13
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contracts                      13
                   -----------------------------------------
                      Purchases                          15
                   -----------------------------------------
                      Contract Value                     16
                   -----------------------------------------
                      Investment Alternatives            17
                   -----------------------------------------
                        The Variable Sub-Accounts        17
                   -----------------------------------------
                        The Fixed Account Options        18
                   -----------------------------------------
                        Transfers                        19
                   -----------------------------------------

                                                                 PAGE
          -----------------------------------------------------------
             Expenses                                             22
          -----------------------------------------------------------
             Access to Your Money                                 24
          -----------------------------------------------------------
             Income Payments                                      25
          -----------------------------------------------------------
             Death Benefits                                       30
          -----------------------------------------------------------
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information                                     35
          -----------------------------------------------------------
             Taxes                                                37
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS   46
          -----------------------------------------------------------
          APPENDIX A - CONTRACT COMPARISON CHART                  47
          -----------------------------------------------------------
          APPENDIX B - ACCUMULATION UNIT VALUES                   48
          -----------------------------------------------------------
          APPENDIX C - WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME
           BENEFITS                                               91
          -----------------------------------------------------------
          APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH
           BENEFITS                                               92
          -----------------------------------------------------------
          APPENDIX E - CALCULATION OF EARNINGS PROTECTION DEATH
           BENEFIT OPTION                                         93
          -----------------------------------------------------------

                               3     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------


This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.

                                                            PAGE
                ------------------------------------------------
                Accumulation Phase                             9
                ------------------------------------------------
                Accumulation Unit                         13, 16
                ------------------------------------------------
                Accumulation Unit Value                   13, 16
                ------------------------------------------------
                Allstate Life ("We")                       1, 35
                ------------------------------------------------
                Annuitant                                     13
                ------------------------------------------------
                Automatic Additions Program                   15
                ------------------------------------------------
                Automatic Fund Rebalancing Program            21
                ------------------------------------------------
                Beneficiary                                   14
                ------------------------------------------------
                Cancellation Period                        6, 16
                ------------------------------------------------
                *Contract                                  1, 13
                ------------------------------------------------
                Contract Anniversary                           7
                ------------------------------------------------
                Contract Owner ("You")                     9, 13
                ------------------------------------------------
                Contract Value                             1, 16
                ------------------------------------------------
                Contract Year                                  7
                ------------------------------------------------
                Credit Enhancement                         1, 15
                ------------------------------------------------
                Dollar Cost Averaging Program                 21
                ------------------------------------------------
                Due Proof of Death                            30
                ------------------------------------------------
                Earnings Protection Death Benefit Option   6, 31
                ------------------------------------------------
                Enhanced Beneficiary Protection Option     6, 32
                ------------------------------------------------
                Excess of Earnings Withdrawal                 31
                ------------------------------------------------
                Fixed Account Options                      1, 18
                ------------------------------------------------
                Free Withdrawal Amount                        23
                ------------------------------------------------

                                                          PAGE
                  --------------------------------------------
                  Funds                              1, 18, 35
                  --------------------------------------------
                  Guarantee Period                          18
                  --------------------------------------------
                  Income Base                            7, 28
                  --------------------------------------------
                  Income Plan                               25
                  --------------------------------------------
                  In-Force Earnings                         31
                  --------------------------------------------
                  In-Force Premium                          31
                  --------------------------------------------
                  Investment Alternatives             1, 7, 17
                  --------------------------------------------
                  Issue Date                                 9
                  --------------------------------------------
                  Maximum Anniversary Value                 30
                  --------------------------------------------
                  Payout Phase                               9
                  --------------------------------------------
                  Payout Start Date                      9, 25
                  --------------------------------------------
                  Retirement Income Guarantee Rider      7, 28
                  --------------------------------------------
                  Rider Application Date                     6
                  --------------------------------------------
                  Rider Date                                28
                  --------------------------------------------
                  Right to Cancel                        6, 16
                  --------------------------------------------
                  SEC                                        1
                  --------------------------------------------
                  Settlement Value                          30
                  --------------------------------------------
                  Standard Fixed Account Option             18
                  --------------------------------------------
                  Systematic Withdrawal Program             25
                  --------------------------------------------
                  Valuation Date                            15
                  --------------------------------------------
                  Variable Account                       1, 35
                  --------------------------------------------
                  Variable Sub-Account                   1, 17
                  --------------------------------------------

* In certain states these Contracts were available only as group Contracts. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                               4     PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

..   The PUTNAM ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

..   The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

..   The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period
    (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.

                               5     PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS  WE ARE NO LONGER OFFERING NEW CONTRACTS.

                   You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of $1,000,000.
                   You must maintain a minimum Contract Value of $1,000.

                   For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of such purchase payment.
---------------------------------------------------------------------------------------------------
RIGHT TO CANCEL    You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("CANCELLATION PERIOD"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                   Variable Account, including the deduction of mortality and expense risk charges. If you exercise your RIGHT TO CANCEL the Contract, the amount we refund to you will not include any Credit Enhancement. See "Right to Cancel"
                   for details.
---------------------------------------------------------------------------------------------------
EXPENSES           Each Fund pays expenses that you will bear indirectly if you invest in a
                   Variable Sub-Account. You also will bear the following expenses:

                   PUTNAM ALLSTATE ADVISOR CONTRACTS

                   .   Annual mortality and expense risk charge equal to 1.25% of average daily net assets.

                   .   Annual contract maintenance charge of $30 (waived in certain cases)

                   .   Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn
                       (with certain exceptions)

                   PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

                   .   Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

                   .   Withdrawal charges ranging from 0% to 8% of purchase payments withdrawn
                       (with certain exceptions)

                   PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

                   .   Annual mortality and expense risk charge equal to 1.65% of average daily net assets.

                   .   Withdrawal charges ranging from 0% to 2% of purchase payments withdrawn
                       (with certain exceptions)
                   ALL CONTRACTS

                   .   If you select the ENHANCED BENEFICIARY PROTECTION OPTION you would pay an additional mortality and expense risk charge of 0.15%.

                   .   If you select the EARNINGS PROTECTION DEATH BENEFIT OPTION you would pay an additional mortality and expense risk charge of 0.20% or 0.35% (depending on the age of the oldest Owner and Annuitant on the date we receive the completed application or request to add the Option, whichever is later
                       ("RIDER APPLICATION DATE")).

                               6     PROSPECTUS


                         .   We discontinued offering the RETIREMENT INCOME GUARANTEE RIDER as of
                             January 1, 2004. If you elected the Retirement Income Guarantee Rider prior to January 1, 2004, you will pay an additional fee at the annual rate of
                             0.05% or 0.30% (depending on the option you selected) of the INCOME BASE in effect on a Contract Anniversary ("CONTRACT ANNIVERSARY").

                         .   Transfer fee equal to 0.50% of the amount transferred after the 12/th/
                             transfer in any Contract Year ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

                         .   State premium tax (if your state imposes one)
-----------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  Each Contract offers several investment alternatives including:

                         .   a Standard Fixed Account Option* that credits interest at rates we guarantee, and

                         .   23 Variable Sub-Accounts investing in Funds offering professional money management by Putnam Investment Management, LLC.

                         PUTNAM ALLSTATE ADVISOR CONTRACTS offer 2 additional Fixed Account Options that credit interest at rates we guarantee.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-390-1277.

                            *For PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS (except Contracts issued in
                            Oregon), the Standard Fixed Account Option is currently not available for new investments.
-----------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         .   AUTOMATIC FUND REBALANCING PROGRAM

                         .   AUTOMATIC ADDITIONS PROGRAM

                         .   DOLLAR COST AVERAGING PROGRAM

                         .   SYSTEMATIC WITHDRAWAL PROGRAM
-----------------------------------------------------------------------------------------------------------
INCOME PAYMENTS          You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                         .   life income with guaranteed payments

                         .   a joint and survivor life income with guaranteed payments

                         .   guaranteed payments for a specified period

                         .   combination life income and guaranteed payments for a specified period

                         .   combination joint and survivor life income and guaranteed payments for a specified period

                         .   life income with cash refund

                         .   joint life income with cash refund

                         .   life income with installment refund

                         .   joint life income with installment refund

                         Prior to January 1, 2004, Allstate Life offered two Retirement Income Guarantee
                         Riders that guarantee a minimum amount of fixed income payments you can receive if you choose to annuitize your Contract.
-----------------------------------------------------------------------------------------------------------


                               7     PROSPECTUS

--------------------------------------------------------------------------------------------------
DEATH BENEFITS  If you die before income payments begin, we will pay the death benefit described in the Contract. We also offer an Enhanced Beneficiary Protection
                Option and an Earnings Protection Death Benefit Option.
--------------------------------------------------------------------------------------------------
TRANSFERS       Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less.

                A charge may apply after the 12/th/ transfer in each Contract Year.
--------------------------------------------------------------------------------------------------
WITHDRAWALS     You may withdraw some or all of your Contract Value at any time during the
                Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the
                Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
--------------------------------------------------------------------------------------------------

                               8     PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 25. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.

                               9     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES THAT MAY BE IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT FUND EXPENSES, PLEASE REFER TO THE ACCOMPANYING PROSPECTUS FOR THE FUNDS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                        NUMBER OF COMPLETE YEARS SINCE WE RECEIVED THE PURCHASE
    CONTRACT:                           PAYMENT BEING WITHDRAWN/APPLICABLE CHARGE:
    --------------------------------------------------------------------------------------------------
                                        0      1      2      3      4      5      6      7+
    Putnam Allstate Advisor             7%     7%     6%     5%     4%     3%     2%     0%
    --------------------------------------------------------------------------------------------------
                                        0      1      2      3      4      5      6      7      8+
    Putnam Allstate Advisor Plus        8%     8%     8%     7%     6%     5%     4%     3%     0%
    --------------------------------------------------------------------------------------------------
                                        0      1      2+
    Putnam Allstate Advisor Preferred   2%     1%     0%
    --------------------------------------------------------------------------------------------------
    ANNUAL CONTRACT MAINTENANCE CHARGE

    CONTRACT:
    --------------------------------------------------------------------------------------------------
    Putnam Allstate Advisor                        $30**
    --------------------------------------------------------------------------------------------------
    Putnam Allstate Advisor Plus                    none
    --------------------------------------------------------------------------------------------------
    Putnam Allstate Advisor Preferred               none
    --------------------------------------------------------------------------------------------------
    Transfer Fee                        0.50% of the amount transferred***
    --------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to the FREE WITHDRAWAL AMOUNT offered under your Contract without incurring a withdrawal charge. See "Withdrawal Charge," for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense  Total Variable Account
Basic Contract (without any optional benefit)                    Risk Charge           Annual Expense
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                             1.25%                   1.25%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                        1.60%                   1.60%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                   1.65%                   1.65%
-----------------------------------------------------------------------------------------------------------

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 Enhanced Beneficiary Protection Option 0.15% (up to 0.25% for Options added in the future)
 Earnings Protection Death Benefit      0.20% (up to 0.30% for Options added
 Option (issue age 0-65)                in the future)
 Earnings Protection Death Benefit      0.35% (up to 0.50% for Options added
 Option (issue age 66-75)               in the future)

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the Enhanced Beneficiary Protection Option,
and Earnings Protection Death Benefit Option (issue age      Mortality and Expense  Total Variable Account
66-75)                                                           Risk Charge*          Annual Expense
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                             1.75%                   1.75%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                        2.10%                   2.10%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                   2.15%                   2.15%
-----------------------------------------------------------------------------------------------------------

* As described above the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the charge for an Option once we add the Option to your Contract.

                               10     PROSPECTUS

RETIREMENT INCOME GUARANTEE RIDER EXPENSES*

If you selected a Retirement Income Guarantee Rider, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the Option you selected) of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Riders" for details.

* We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.

FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Putnam Investment Management, LLC may have agreed to waive its fees for certain Funds and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for the Funds.


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Fund Operating Expenses/(1)/ (expenses that
  are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other
  expenses)                                                     0.71%   1.51%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2011.


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

..   elected the Enhanced Beneficiary Protection Option,

..   elected the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and

..   elected Retirement Income Guarantee Rider 2 (assuming Income Base B prior to January 1, 2004).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.


                                   Putnam Allstate Advisor      Putnam Allstate Advisor Plus   Putnam Allstate Advisor Preferred
                               1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year   3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $980  $1,681  $2,320   $4,106  $1,093 $1,931  $2,619   $4,336   $587    $1,265  $2,131   $4,377
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $902  $1,452  $1,945   $3,397  $1,015 $1,705  $2,251   $3,651   $510    $1,039  $1,764   $3,696
--------------------------------------------------------------------------------------------------------------------------------


                               11     PROSPECTUS

EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                   Putnam Allstate Advisor      Putnam Allstate Advisor Plus   Putnam Allstate Advisor Preferred
                               1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year   3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $385  $1,171  $1,980   $4,106   $413  $1,251  $2,109   $4,336   $417    $1,265  $2,131   $4,377
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $307  $  942  $1,605   $3,397   $335  $1,025  $1,741   $3,651   $340    $1,039  $1,764   $3,696
--------------------------------------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR FOR PUTNAM ALLSTATE ADVISOR CONTRACTS. THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE ENHANCED BENEFICIARY PROTECTION OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING OLDEST CONTRACT OWNER OR ANNUITANT IS OVER AGE 65, AND BOTH ARE AGE 75 OR YOUNGER ON THE RIDER APPLICATION DATE), AND THE RETIREMENT INCOME GUARANTEE RIDER 2 (PRIOR TO JANUARY 1, 2004) AND THAT INCOME BASE B IS APPLIED. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               12     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B and in the Statement of Additional Information.

THE CONTRACTS
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the "Death of Owner" and "Death of Annuitant" provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

..   90 - PUTNAM ALLSTATE ADVISOR

..   85 - PUTNAM ALLSTATE ADVISOR PLUS

..   90 - PUTNAM ALLSTATE ADVISOR PREFERRED

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later ("Rider Application Date") is currently 75.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

..   90 - PUTNAM ALLSTATE ADVISOR

..   85 - PUTNAM ALLSTATE ADVISOR PLUS

..   90 - PUTNAM ALLSTATE ADVISOR PREFERRED

                               13     PROSPECTUS

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 75.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

                               14     PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for each Contract is $10,000.

The minimum initial purchase payment for Qualified Contracts is $500 for PUTNAM ALLSTATE ADVISOR CONTRACTS ($10,000 for PUTNAM ALLSTATE ADVISOR PLUS AND PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS). All subsequent purchase payments under a Contract must be $500 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The most we accept without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for PUTNAM ALLSTATE ADVISOR CONTRACTS only).

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CREDIT ENHANCEMENT
(PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. See "RIGHT TO CANCEL" below for details. The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract.

                               15     PROSPECTUS

See "EXPENSES." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.

For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Cancellation Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss, including the deduction of mortality and expense risk charges, associated with your Variable Account purchase payments and with the Credit Enhancement. We reserve the right to allocate your purchase payments to the Putnam Money Market Variable Sub-Account during the Cancellation Period.

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

..   your initial purchase payment for PUTNAM ALLSTATE ADVISOR CONTRACTS

..   your initial purchase payment plus the Credit Enhancement for PUTNAM
    ALLSTATE ADVISOR PLUS CONTRACTS

..   your initial purchase payment for PUTNAM ALLSTATE ADVISOR PREFERRED
    CONTRACTS

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Fund in which the Variable Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, Retirement Income Guarantee charges (if applicable), transfer fees, and contract maintenance charges (if applicable) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUND FOR A DESCRIPTION OF HOW THE ASSETS OF EACH SUCH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                               16     PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 23 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.


For more complete information about each Fund, including expenses and risks associated with each such Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Accounts to which you allocate your purchase payments.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE FUND PROSPECTUSES, PLEASE CONTACT US AT 1-800-390-1277.


FUND:                                    EACH FUND SEEKS:
----------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income     High current income with preservation of capital as its secondary
 Fund - Class IB                          objective.
----------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund -   Long-term growth of capital.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund -      As high a level of current income as Putnam Management believes is
 Class IB                                 consistent with preservation of capital.
----------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB  Capital growth and current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund   Long-term return consistent with preservation of capital.
 - Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund - Class IB  Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Health Care Fund -      Capital appreciation.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Utilities Fund - Class  Capital growth and current income.
 IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund -    Capital appreciation.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB     High current income. Capital growth is a secondary goal when consistent with achieving high current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB         High current income consistent with what Putnam Management believes to be prudent risk.
----------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund      Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Putnam VT International Value Fund       Capital growth. Current income is a secondary objective.
----------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB      Long-term growth of capital and any increased income that results from this growth.
----------------------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap Value Fund - Class   Capital appreciation, as a secondary objective, current income.
 IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB   As high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.
----------------------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap Growth Fund - Class  Long-term capital appreciation.
 IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB       Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB
----------------------------------------------------------------------------------------------------------------
Putnam VT George Putnam Balanced Fund -  To provide a balanced investment composed of a well diversified
 Class IB                                 portfolio of stocks and bonds, which produce both capital growth and current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
----------------------------------------------------------------------------------------------------------------


                               17     PROSPECTUS

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

                                                   ADVISOR  ADVISOR
                                           ADVISOR  PLUS   PREFERRED
           ---------------------------------------------------------
           Standard Fixed Account Option     Yes     Yes      No*
           ---------------------------------------------------------
           6 Month Dollar Cost Averaging
           Option                            Yes      No      No
           ---------------------------------------------------------
           12 Month Dollar Cost Averaging
           Option                            Yes      No      No
           ---------------------------------------------------------

* The Standard Fixed Account Option is available with Contracts issued in
  Oregon.

We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. The Fixed Account Options may not be available in all states. In addition, Allstate Life may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

The Dollar Cost Averaging Fixed Account Options are two of the investment alternatives that you can use to establish a DOLLAR COST AVERAGING PROGRAM, as described on page 21. These options allow you to allocate purchase payments to the Fixed Account either for up to 6 months (the "6 MONTH DOLLAR COST AVERAGING OPTION") or for up to 12 months (the "12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam VT Money Market Fund - Class IB in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the applicable 6 or 12 month period, we will transfer any remaining amounts in the 6 or 12 Month Dollar Cost Averaging Options to the Putnam VT Money Market Fund - Class IB unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. You may not use the Automatic Additions Program to make purchase payments into the 6 or 12 Month Dollar Cost Averaging Fixed Account Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a GUARANTEE PERIOD included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. FOR PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS EACH PURCHASE PAYMENT PLUS THE APPROPRIATE PORTION OF THE CREDIT ENHANCEMENT ALLOCATED TO THE STANDARD FIXED ACCOUNT OPTION EARNS INTEREST AT THE CURRENT RATE IN EFFECT AT THE TIME OF ALLOCATION.

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. FOR PUTNAM

                               18     PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS (EXCEPT CONTRACTS ISSUED IN OREGON), WE ARE CURRENTLY NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into any Dollar Cost Averaging Fixed Account Option. FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS (EXCEPT CONTRACTS ISSUED IN OREGON), WE CURRENTLY DO NOT PERMIT TRANSFERS INTO THE STANDARD FIXED ACCOUNT OPTIONS. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 6-month or 12-month Dollar Cost Averaging Fixed Account Options.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.


                               19     PROSPECTUS

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future

                               20     PROSPECTUS
additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund's prospectus for more complete information regarding the fees and charges associated with each Fund.

DOLLAR COST AVERAGING PROGRAM
You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see Dollar Cost Averaging Fixed Account Options on page 18.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC FUND REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Putnam Global Equity Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam VT Global Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               21     PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

..   your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

..   all of your money is allocated to the Fixed Account Options on a Contract
    Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

..   1.25% for PUTNAM ALLSTATE ADVISOR CONTRACTS

..   1.60% for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

..   1.65% for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. If you select the Enhanced Beneficiary Protection Option, the mortality and expense risk charge will include an additional 0.15% for the Option. If you select the Earnings Protection Death Benefit Option, the mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Contract Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. We charge the additional fees for the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option to compensate us for the additional risk that we accept by providing the Options.

Allstate Life reserves the right to raise the Enhanced Beneficiary Protection Option charge to up to 0.25%. Allstate Life reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if, on the Rider Application Date, the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, and to up to 0.50% if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. However, once the Enhanced Beneficiary Protection Option or the Earnings Protection Death Benefit Option is in effect, Allstate Life cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under "Death Benefit Payments."

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

RETIREMENT INCOME GUARANTEE RIDER CHARGE
We impose a separate charge for each Retirement Income Guarantee Rider. The charges equal, on an annual basis, 0.05% of the income base for Retirement Income Guarantee Rider 1 and 0.30% of the income base for Retirement Income Guarantee Rider 2. See "Retirement Income Guarantee Riders" for details.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

                               22     PROSPECTUS

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 10. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:

PUTNAM ALLSTATE ADVISOR CONTRACTS Under PUTNAM ALLSTATE ADVISOR CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS Under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Free Withdrawal Amount.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS Under PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

ALL CONTRACTS
We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

THE FOLLOWING WAIVERS ARE AVAILABLE FOR PUTNAM ALLSTATE ADVISOR AND PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS ONLY.
CONFINEMENT WAIVER. We will waive the withdrawal charge on any withdrawal taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living individual, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any withdrawal under your Contract taken prior to the Payout Start Date if:

1. you or the Annuitant, if the Contract Owner is not a living individual, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

                               23     PROSPECTUS

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or full withdrawal from your Contract prior to the Payout Start Date, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living individual, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once before the Payout Start Date.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers. THESE WAIVERS ARE NOT AVAILABLE FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

OTHER EXPENSES
Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of maximum and minimum Fund annual expenses, see page 11. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors") receives compensation from the Funds' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Funds. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 25.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any applicable withdrawal charges, income tax withholding, penalty tax, any applicable contract maintenance charge, any applicable Retirement Income Guarantee Rider fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally

                               24     PROSPECTUS
considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

Currently 9 Income Plans are available. Income Plans provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The 9 Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income

                               25     PROSPECTUS
payments for at least as long as the Annuitant lives. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 4 - COMBINATION LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED
PERIOD.   Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 5 - COMBINATION JOINT AND SURVIVOR LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

INCOME PLAN 6 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 7 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 8 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 9 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed

                               26     PROSPECTUS
payments, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

GUARANTEED PAYMENT PLANS. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("GUARANTEED PAYMENT PLANS"):

..   The minimum payment period you may choose is 5 years.

..   If the oldest Annuitant is under age 70, you may choose a period up to age
    100 subject to a maximum of 50 years.

..   If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an Assumed Investment Rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. The 6% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less

                               27     PROSPECTUS
than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1.  deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE RIDERS
Effective January 1, 2004, the Retirement Income Guarantee Riders are no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to January 1, 2004. Once elected the Rider may not be canceled. Each Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("GUARANTEED INCOME BENEFIT"). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "RIDER DATE");

..   The Payout Start Date must occur during the 30 day period following a
    Contract Anniversary;

..   You must elect to receive fixed income payments (calculated using the appropriate Income Payment Table shown in your Contract); and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

   . 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

   . 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

RETIREMENT INCOME GUARANTEE RIDER 1. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, including any Credit Enhancement applied under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current charge for this Rider, on an annual basis, is 0.05% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from your assets in the Variable Sub-Account(s). In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.05% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of months the Rider was in effect during the current Contract Year.

We calculate the Income Base that we use to determine the value of the Guaranteed Income Benefit as follows:

1.  On the Rider Date, the Income Base is equal to the Contract Value.

                               28     PROSPECTUS

2. After the Rider Date, we recalculate the Income Base when a purchase payment or withdrawal is made as follows:

..   For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

..   For withdrawals, the Income Base is equal to the most recently calculated
    Income Base reduced by a withdrawal adjustment, described below.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the Contract Value as of the Rider Date.

The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit amount is determined by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of
(i) the income payment produced by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 1 may not be appropriate.

RETIREMENT INCOME GUARANTEE RIDER 2. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the greater of Income Base A or Income Base B described below, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current annual charge for this Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, the Rider Fee is equal to the number of full remaining months from the Rider Date to the Contract Anniversary divided by twelve times 0.30% with the result multiplied by the Income Base in effect on the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.30% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of full months the Rider was in effect during the current Contract Year. The Rider Fee will not be deducted during the Payout Phase.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

1. For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

3. On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be equal to the greatest Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.

INCOME BASE B.  On the Rider Date, Income Base B is equal to the Contract
Value. After the Rider Date, Income Base B, plus any subsequent purchase payments (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR
PLUS CONTRACTS) and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the oldest Annuitant's 85th birthday.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

                               29     PROSPECTUS

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 2 may not be appropriate.

We determine the Guaranteed Income Benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of
(i) the income payment provided by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------


We will pay a death benefit if, prior to the Payout Start Date:

1.  any Contract Owner dies, or

2.  the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of the following death benefit alternatives:

1.  the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments (and including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS), less withdrawals,

3. the most recent MAXIMUM ANNIVERSARY VALUE prior to the date we determine the death benefit (see "Maximum Anniversary Value" below), or

4.  the Enhanced Beneficiary Protection Option (if selected).

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1.  the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value as of the date we determine the death benefit. The "SETTLEMENT VALUE" is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of PUTNAM ALLSTATE ADVISOR CONTRACTS, contract maintenance charge.

Allstate Life reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   other documentation as we may accept in our sole discretion.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

MAXIMUM ANNIVERSARY VALUE. On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS). After

                               30     PROSPECTUS
the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1. For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3. On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment reduces the Maximum Anniversary Value and the death benefit under the Enhanced Beneficiary Protection Option, described below, by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = the withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix D for an example of a withdrawal adjustment.

EARNINGS PROTECTION DEATH BENEFIT OPTION
If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will be terminated upon the change of Contract Owner or Annuitant for reasons other than death.

Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

..   the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.

If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:

..   the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.

For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:

IN-FORCE PREMIUM equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract ("RIDER DATE") plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

IN-FORCE EARNINGS equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

An EXCESS-OF-EARNINGS WITHDRAWAL is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Earnings Protection Death Benefit Option as of the date we receive a complete request for settlement of the death benefit. We will pay the Earnings Protection Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your representative can help you decide if the Earnings Protection Death Benefit Option is right for you.

                               31     PROSPECTUS

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For examples of how the death benefit is calculated under the Earnings
Protection Death Benefit Option, see Appendix E.

ENHANCED BENEFICIARY PROTECTION OPTION
The Enhanced Beneficiary Protection Option is an optional benefit that you may elect. Currently, the Option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. If you elect the Option, the death benefit will be the greater of the death benefit alternatives
(1) through (3) listed in the Death Benefit Amount section above, or (4) the Enhanced Beneficiary Protection Option. The Enhanced Beneficiary Protection Option may not be available in all states.

We will issue a rider to your Contract if you elect the Option. Once elected, the rider cannot be cancelled, including upon spousal continuation. The Enhanced Beneficiary Protection Option on the date we issue the Contract rider ("RIDER DATE") is equal to the Contract Value on that date. After the Rider Date, the Enhanced Beneficiary Protection Option, plus any subsequent payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) and less a withdrawal adjustment (computed as described above), will accumulate daily at the rate of 5% per year until the earlier of:

1.  the date we determine the death benefit, or

2. the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the 80th birthday of the oldest Annuitant.

We will determine the death benefit under the Enhanced Beneficiary Protection Option in the same manner as described under "Death Benefit Amount."

DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER. If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section on page 14. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's options will be subject to any restrictions previously placed upon the Beneficiary.

IF THE SOLE NEW CONTRACT OWNER IS YOUR SPOUSE, he or she may elect to:

1.  receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans, described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner;

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

(c)over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

i. transfer all or a portion of the excess among the Variable Sub-Accounts;

ii.transfer all or a portion of the excess into the Standard Fixed Account, if available, and begin a new Guarantee Period; or

iii.transfer all or a portion of the excess into a combination of Variable
    Sub-Accounts and the Standard Fixed Account, if available.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

..   the sum of all gross purchase payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) less any withdrawals; or

                               32     PROSPECTUS

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..   the Contract Value on the date we determine the death benefit; or

..   the Maximum Anniversary Value as defined in the "Death Benefit Amount"
    section, with the following changes:

..   "Issue Date" is replaced by the date the Contract is continued,

..   "initial purchase payment" (including Credit Enhancements in the case of
    PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

IF THE NEW CONTRACT OWNER IS A LIVING PERSON WHO IS NOT YOUR SPOUSE, OR IF THERE ARE MULTIPLE NEW OWNERS, the new Contract Owner may elect to:

1.  receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner,

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the "Transfers" provision of your Contract during this 5-year period. See the "Investment
Alternatives: Transfers" section on page 19, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

We reserve the right to offer additional options upon Death of Contract Owner.

IF THE NEW CONTRACT OWNER IS A CORPORATION, TRUST OR OTHER NON-LIVING PERSON, the new Contract Owner may elect to:

1.  receive the death benefit in a lump sum; or

2.  receive the Contract Value payable within 5 years of your date of death.

The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 19 for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the mortality and expense risk charge for the

                               33     PROSPECTUS

Option after the new Rider Date. For an example of spousal continuation of the Contract with the Earnings Protection Death Benefit Option, see Appendix E.

For Contracts with the optional Enhanced Beneficiary Protection Option:

..   the Enhanced Beneficiary Protection value as defined in the Rider, with the following changes:

..   "Rider Date" is replaced by the date the Contract is continued,

..   "Contract Value" is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

DEATH OF ANNUITANT. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1.  receive the death benefit in a lump sum; or

2. apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner,

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-living person, the Contract Owner may elect to:

1.  receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 19, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

Under any of these options, all ownership rights are available to the non-living Contract Owner from the date of the Annuitant's death to the date on which the death proceeds are paid.

The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge.

If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge for this Option and the lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with the Option if the Contract Owner and new Annuitant are younger than age 66. Your representative can help you decide whether to continue the Contract. We reserve the right to offer additional options upon Death of Annuitant.

                               34     PROSPECTUS

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MORE INFORMATION
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ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life is an Illinois stock life insurance company organized in 1957.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I ("Variable Account") in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invested in the same Fund (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

                               35     PROSPECTUS

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACTS
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of FINRA. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate Life, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. In some states, Contracts may be sold by representatives or employees of banks.

Allstate Life may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For PUTNAM ALLSTATE ADVISOR CONTRACTS issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6/th/ Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2011, consisted of the following:
Keane BPO, LLC (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5/th/ Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44/th/ Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5/th/ Floor, Kansas City, MO 64105.


                               36     PROSPECTUS

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management's judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.

LEGAL MATTERS
Certain matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under applicable state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE
LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity

                               37     PROSPECTUS
contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent;
(2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Contracts; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of

                               38     PROSPECTUS
the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

PARTIAL ANNUITIZATION. Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract, and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples, domestic partners or same-sex marriages. You should be aware, however, that federal tax law does not recognize civil union couples, domestic partners or marriage spouses of the same sex. Therefore, we cannot permit a same-sex civil union partner, domestic partner or spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first same-sex civil union partner, domestic partner or spouse. Civil union couples, domestic partners and spouses of the same sex should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


MEDICARE TAX ON NET INVESTMENT INCOME. The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.


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PENALTY TAX ON PREMATURE DISTRIBUTIONS.  A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. For exchanges occurring between June 30, 2008 and October 23, 2011, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:


..   the contract owner is at least 591/2 or dies; or becomes totally disabled or obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized

                               40     PROSPECTUS

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distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Contract limits on distributions and other conditions are not met. Please consult your Qualified Contract administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Contracts, the terms of the Qualified Contract Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are

                               41     PROSPECTUS
any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Contracts, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Contracts listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2

                               42     PROSPECTUS
would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 extended this provision until the end of 2011. As of 2012, this provision expired and has not been extended. It is possible Congress will extend this provision retroactively to include some or all of 2012.


For distributions in tax years beginning after 2005 and before 2012, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make

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

nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

                               44     PROSPECTUS

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               45     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS  2
           ----------------------------------------------------------
           THE CONTRACTS                                          2
           ----------------------------------------------------------
           CALCULATION OF ACCUMULATION UNIT VALUES                3
           ----------------------------------------------------------
           CALCULATION OF VARIABLE INCOME PAYMENTS                4
           ----------------------------------------------------------

--------------------------------------------------------------------------------

                           GENERAL MATTERS       5
                           -------------------------
                           EXPERTS               6
                           -------------------------
                           FINANCIAL STATEMENTS  6
                           -------------------------
                           APPENDIX A
                           -------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               46     PROSPECTUS

APPENDIX A
PUTNAM ALLSTATE ADVISOR CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Feature                                   Advisor                     Advisor Plus                 Advisor Preferred
---------------------------------------------------------------------------------------------------------------------------
Maximum Age of Contract Owner
and Annuitant on the Issue
Date                                        90                             85                             90
---------------------------------------------------------------------------------------------------------------------------
Minimum Initial Purchase                  $10,000
Payment                        ($500 for Qualified Contracts)            $10,000                        $10,000
---------------------------------------------------------------------------------------------------------------------------
                               - Standard Fixed Account
                               Option with 1, 5 & 7-year
                               Guarantee Periods
                               - 6 Month Dollar Cost
                               Averaging Option               - Standard Fixed Account       N/A (available only
                               - 12 Month Dollar Cost         Option with 1, 5 & 7-year      with Contracts issued
Fixed Account Options          Averaging Option               Guarantee Periods              in Oregon)
---------------------------------------------------------------------------------------------------------------------------
                                                              4% applied to all purchase
Credit Enhancement                         None               payments                                   None
---------------------------------------------------------------------------------------------------------------------------
                               $30 per year, full amount on
                               surrender (waived in certain
Contract Maintenance Charge    cases)                                     None                           None
---------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk
Charge (without optional
benefit)                                   1.25%                          1.60%                          1.65%
---------------------------------------------------------------------------------------------------------------------------
                                  greater of earnings not
                                        previously
Free Withdrawal Amount         withdrawn, or 15% of purchase
(each Contract Year)           payments                       15 % of purchase payments      15% of purchase payments
---------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge (measured
from number of complete years
since we received the
purchase payment as a
percentage of purchase
payments withdrawn in excess      Year: 0 1 2 3 4 5 6 7+        Year: 0 1 2 3 4 5 6 7 8+             Year: 0 1 2+
of the Free Withdrawal Amount)      %: 7 7 6 5 4 3 2 0            %: 8 8 8 7 6 5 4 3 0                 %: 2 1 0
---------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge Waivers                   Yes                            Yes                            No
---------------------------------------------------------------------------------------------------------------------------

                               47     PROSPECTUS

APPENDIX B - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations for each Contract. Please contact us at 1-800-390-1277 to obtain a copy of the Statement of Additional Information.

The Putnam Allstate Advisor Contracts were first offered on April 30, 1999. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Contracts on April 30, 1999, except as follows: the Putnam VT American Government Income - Class IB Sub-Account and Putnam VT Growth Opportunities - Class IB Sub-Accounts were first offered as of
February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts were first offered as of October 2, 2000, the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts were first offered as of May 1, 2003.

The Putnam Allstate Advisor Plus Contracts were first offered on February 4, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Plus Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Plus Contracts on February 4, 2000, except the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Putnam Allstate Advisor Preferred Contracts were first offered on April 28, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Preferred Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Preferred Contracts on April 28, 2000, except as follows: the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Earnings Protection Death Benefit Option and the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option were first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts, the Putnam Allstate Advisor Plus Contracts and the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003.

                               48     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                          2002       $11.695      $12.573     5,294,568
                          2003       $12.573      $12.609     3,674,800
                          2004       $12.609      $12.782     2,837,165
                          2005       $12.782      $12.794     2,344,027
                          2006       $12.794      $13.041     1,939,519
                          2007       $13.041      $13.954     1,739,913
                          2008       $13.954      $13.821     1,515,476
                          2009       $13.821      $16.514     1,276,070
                          2010       $16.514      $17.149     1,027,901
                          2011       $17.149      $18.086       852,461
        ----------------------------------------------------------------
        PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                          2002        $7.763       $5.952     1,004,523
                          2003        $5.952       $7.335     1,082,865
                          2004        $7.335       $8.309     1,054,442
                          2005        $8.309       $8.851       931,834
                          2006        $8.851       $9.818       840,156
                          2007        $9.818       $9.021       731,288
                          2008        $9.021       $5.488       575,932
                          2009        $5.488       $5.106             0
        ----------------------------------------------------------------
        PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                          2003       $10.000      $12.932        50,035
                          2004       $12.932      $15.085       131,709
                          2005       $15.085      $16.410       225,869
                          2006       $16.410      $18.671       255,476
                          2007       $18.671      $16.676       187,858
                          2008       $16.676      $10.673       140,971
                          2009       $10.673      $15.348       131,539
                          2010       $15.348      $19.633       120,473
                          2011       $19.633      $18.204       110,732
        ----------------------------------------------------------------
        PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                          2002        $5.000       $3.475     2,496,402
                          2003        $3.475       $4.530     2,494,973
                          2004        $4.530       $4.813     2,192,703
                          2005        $4.813       $5.097     1,780,742
                          2006        $5.097       $5.591     1,564,511
                          2007        $5.591       $6.090     1,378,738
                          2008        $6.090       $3.410     1,110,301
                          2009        $3.410       $3.340             0


                               49     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                          2002        $9.942      $10.397     4,754,348
                          2003       $10.397      $12.326     4,749,282
                          2004       $12.326      $13.292     4,335,857
                          2005       $13.292      $13.527     4,009,773
                          2006       $13.527      $14.199     3,586,794
                          2007       $14.199      $14.599     2,834,986
                          2008       $14.599       $9.974     2,038,407
                          2009        $9.974      $15.302     1,671,232
                          2010       $15.302      $17.025     1,340,395
                          2011       $17.025      $16.280     1,093,171
        ----------------------------------------------------------------
        PUTNAM VT EQUITY INCOME FUND--CLASS IB
                          2003       $10.000      $12.049       487,346
                          2004       $12.049      $13.305       966,045
                          2005       $13.305      $13.862     1,227,755
                          2006       $13.862      $16.269     1,324,221
                          2007       $16.269      $16.577     1,199,641
                          2008       $16.577      $11.272       988,965
                          2009       $11.272      $14.186     2,399,146
                          2010       $14.186      $15.775     1,930,429
                          2011       $15.775      $15.877     1,645,883
        ----------------------------------------------------------------
        PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                          2002        $9.986       $8.998    10,982,873
                          2003        $8.998      $10.400    10,972,600
                          2004       $10.400      $11.113    10,383,824
                          2005       $11.113      $11.413     9,325,581
                          2006       $11.413      $12.615     7,572,633
                          2007       $12.615      $12.575     5,806,531
                          2008       $12.575       $7.361     4,033,039
                          2009        $7.361       $9.132     3,335,162
                          2010        $9.132       $9.994     2,686,160
                          2011        $9.994      $10.142     2,179,297
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                          2002        $9.079       $7.843     1,182,016
                          2003        $7.843       $9.441     1,274,558
                          2004        $9.441      $10.172     1,294,368
                          2005       $10.172      $10.746     1,323,355
                          2006       $10.746      $11.977     1,515,294
                          2007       $11.977      $12.174     1,192,407
                          2008       $12.174       $8.016       930,019
                          2009        $8.016      $10.702       847,974
                          2010       $10.702      $12.121       760,529
                          2011       $12.121      $11.920       651,898


                               50     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                          2002        $7.537       $5.776     5,397,212
                          2003        $5.776       $7.371     4,674,596
                          2004        $7.371       $8.274     4,145,841
                          2005        $8.274       $8.889     3,624,750
                          2006        $8.889      $10.816     3,241,464
                          2007       $10.816      $11.644     2,603,952
                          2008       $11.644       $6.284     1,932,919
                          2009        $6.284       $8.065     1,653,384
                          2010        $8.065       $8.748     1,329,593
                          2011        $8.748       $8.211     1,116,136
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                          2002       $11.525       $9.066     5,061,022
                          2003        $9.066      $10.590     4,305,615
                          2004       $10.599      $11.212     3,733,811
                          2005       $11.212      $12.534     3,252,557
                          2006       $12.534      $12.723     2,609,482
                          2007       $12.723      $12.488     1,947,093
                          2008       $12.488      $10.226     1,469,682
                          2009       $10.226      $12.724     1,239,784
                          2010       $12.724      $12.875       984,367
                          2011       $12.875      $12.565       784,431
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                          2002        $8.890       $6.664     3,297,734
                          2003        $6.664       $8.214     2,914,799
                          2004        $8.214       $9.864     2,664,057
                          2005        $9.864      $10.576     2,477,513
                          2006       $10.576      $13.267     1,986,876
                          2007       $13.267      $15.714     1,549,850
                          2008       $15.714      $10.786     1,144,416
                          2009       $10.786      $11.435       924,150
                          2010       $11.435      $11.499       762,463
                          2011       $11.499      $10.741       617,813
        ----------------------------------------------------------------
        PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                          2002        $9.036       $7.228    40,665,022
                          2003        $7.228       $9.093    37,569,817
                          2004        $9.093       $9.977    33,933,348
                          2005        $9.977      $10.367    29,270,346
                          2006       $10.367      $11.867    23,723,991
                          2007       $11.867      $11.010    17,955,570
                          2008       $11.010       $6.665    12,715,992
                          2009        $6.665       $8.544    10,539,678
                          2010        $8.544       $9.650     8,280,169
                          2011        $9.650       $9.088     6,701,006


                               51     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                          2002        $4.985       $3.471     3,866,973
                          2003        $3.471       $4.217     3,577,793
                          2004        $4.217       $4.237     3,264,882
                          2005        $4.237       $4.356     2,749,057
                          2006        $4.356       $4.670     2,297,860
                          2007        $4.670       $4.861     1,838,702
                          2008        $4.861       $2.991     1,473,866
                          2009        $2.991       $4.160     1,373,898
                          2010        $4.160       $4.820     1,083,543
                          2011        $4.820       $4.563       953,560
        ----------------------------------------------------------------
        PUTNAM VT HIGH YIELD FUND--CLASS IB
                          2002        $9.186       $9.006     3,421,713
                          2003        $9.006      $11.253     3,878,022
                          2004       $11.253      $12.284     3,133,920
                          2005       $12.284      $12.507     2,518,892
                          2006       $12.507      $13.651     2,064,976
                          2007       $13.651      $13.856     1,563,635
                          2008       $13.856      $10.116     1,137,477
                          2009       $10.116      $15.002       989,693
                          2010       $15.002      $16.895       782,059
                          2011       $16.895      $16.977       637,119
        ----------------------------------------------------------------
        PUTNAM VT INCOME FUND--CLASS IB
                          2002       $10.956      $11.672     9,130,281
                          2003       $11.672      $12.036     7,973,945
                          2004       $12.036      $12.413     6,879,618
                          2005       $12.413      $12.547     5,997,703
                          2006       $12.547      $12.951     5,077,932
                          2007       $12.951      $13.456     4,000,281
                          2008       $13.456      $10.109     2,777,616
                          2009       $10.109      $14.640     2,234,506
                          2010       $14.640      $15.884     1,785,505
                          2011       $15.884      $16.470     1,439,964
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                          2002       $10.100       $8.212     8,662,245
                          2003        $8.212      $10.422     7,746,900
                          2004       $10.422      $11.959     7,071,496
                          2005       $11.959      $13.250     6,473,166
                          2006       $13.250      $16.712     5,866,337
                          2007       $16.712      $17.883     4,780,612
                          2008       $17.883       $9.898     3,674,845
                          2009        $9.898      $12.182     3,062,924
                          2010       $12.182      $13.236     2,393,846
                          2011       $13.236      $10.857     1,988,321


                               52     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL GROWTH FUND--CLASS IB
                          2002        $7.736       $6.598     2,085,193
                          2003        $6.598       $8.679     1,803,653
                          2004        $8.679       $9.714     1,655,151
                          2005        $9.714      $11.355     1,738,451
                          2006       $11.355      $14.143     1,523,396
                          2007       $14.143      $15.811     1,252,002
                          2008       $15.811       $8.980     1,010,094
                          2009        $8.980      $12.270       912,799
                          2010       $12.270      $13.596       695,302
                          2011       $13.596      $11.023       611,239
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB
                          2002        $8.582       $7.308     2,539,671
                          2003        $7.308       $9.948     2,353,192
                          2004        $9.948      $11.885     2,551,653
                          2005       $11.885      $13.392     2,559,124
                          2006       $13.392      $16.826     2,506,808
                          2007       $16.826      $17.779     1,996,439
                          2008       $17.779       $9.477     1,478,729
                          2009        $9.477      $11.809     1,231,057
                          2010       $11.809      $12.492       968,824
                          2011       $12.492      $10.636       771,288
        ----------------------------------------------------------------
        PUTNAM VT INVESTORS FUND--CLASS IB
                          2002        $7.762       $5.459    18,768,754
                          2003        $5.459       $6.854    16,209,787
                          2004        $6.854       $7.624    14,389,737
                          2005        $7.624       $8.192    12,352,538
                          2006        $8.192       $9.217    10,435,677
                          2007        $9.217       $8.631     7,945,465
                          2008        $8.631       $5.152     5,684,090
                          2009        $5.152       $6.656     5,227,589
                          2010        $6.656       $7.488     4,188,334
                          2011        $7.488       $7.398     3,408,984
        ----------------------------------------------------------------
        PUTNAM VT MONEY MARKET FUND--CLASS IB
                          2002       $10.956      $10.948     6,153,309
                          2003       $10.948      $10.866     3,214,835
                          2004       $10.866      $10.801     2,089,312
                          2005       $10.801      $10.936     1,892,206
                          2006       $10.936      $11.274     2,448,638
                          2007       $11.274      $11.665     2,133,991
                          2008       $11.665      $11.815     2,372,128
                          2009       $11.815      $11.692     1,636,925
                          2010       $11.692      $11.550     1,298,749
                          2011       $11.550      $11.407       995,158


                               53     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                          2002        $7.889       $5.413    12,064,671
                          2003        $5.413       $7.079    10,700,366
                          2004        $7.079       $7.711     9,334,600
                          2005        $7.711       $8.377     8,005,070
                          2006        $8.377       $8.981     6,628,713
                          2007        $8.981       $9.377     5,178,752
                          2008        $9.377       $5.672     4,071,265
                          2009        $5.672       $7.401     3,993,683
                          2010        $7.401       $8.738     5,684,362
                          2011        $8.738       $8.190     4,580,720
        ----------------------------------------------------------------
        PUTNAM VT MULTI-CAP VALUE FUND--CLASS IB
                          2003       $10.000      $12.801       127,975
                          2004       $12.801      $14.594       342,661
                          2005       $14.594      $16.205       596,881
                          2006       $16.205      $18.413       602,812
                          2007       $18.413      $18.489       490,801
                          2008       $18.489      $10.438       359,694
                          2009       $10.438      $14.328       297,049
                          2010       $14.328      $17.553       262,613
                          2011       $17.553      $16.447       222,857
        ----------------------------------------------------------------
        PUTNAM VT NEW VALUE FUND--CLASS IB
                          2002       $10.844       $9.037     5,140,780
                          2003        $9.037      $11.823     5,077,407
                          2004       $11.823      $13.476     5,101,539
                          2005       $13.476      $14.093     5,066,574
                          2006       $14.093      $16.146     4,275,279
                          2007       $16.146      $15.163     3,314,054
                          2008       $15.163       $8.272     2,435,762
                          2009        $8.272       $7.791             0
        ----------------------------------------------------------------
        PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                          2002        $5.137       $3.438     5,043,270
                          2003        $3.438       $4.608     4,399,346
                          2004        $4.608       $4.938     3,983,733
                          2005        $4.938       $5.260     3,369,292
                          2006        $5.260       $5.839     2,835,749
                          2007        $5.839       $6.497     2,238,839
                          2008        $6.497       $3.487     1,813,861
                          2009        $3.487       $3.384             0


                               54     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT RESEARCH FUND--CLASS IB
                          2002        $8.997       $6.912     7,958,204
                          2003        $6.912       $8.554     7,234,661
                          2004        $8.554       $9.086     6,387,752
                          2005        $9.086       $9.422     5,386,549
                          2006        $9.422      $10.357     4,391,694
                          2007       $10.357      $10.284     3,388,929
                          2008       $10.284       $6.241     2,580,717
                          2009        $6.241       $8.209     2,169,468
                          2010        $8.209       $9.433     1,693,718
                          2011        $9.433       $9.153     1,361,164
        ----------------------------------------------------------------
        PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                          2002       $14.768      $11.918     3,938,066
                          2003       $11.918      $17.613     3,816,634
                          2004       $17.613      $21.952     3,524,769
                          2005       $21.952      $23.203     3,031,315
                          2006       $23.203      $26.877     2,519,726
                          2007       $26.877      $23.163     1,835,554
                          2008       $23.163      $13.870     1,361,192
                          2009       $13.870      $18.016     1,126,715
                          2010       $18.016      $22.413       889,552
                          2011       $22.413      $21.087       733,931
        ----------------------------------------------------------------
        PUTNAM VT VISTA FUND--CLASS IB
                          2002        $8.762       $6.004     6,155,312
                          2003        $6.004       $7.896     5,715,213
                          2004        $7.896       $9.248     5,295,113
                          2005        $9.248      $10.242     4,767,399
                          2006       $10.242      $10.666     4,014,690
                          2007       $10.666      $10.933     2,976,653
                          2008       $10.933       $5.879     2,217,331
                          2009        $5.879       $8.055     2,818,060
                          2010        $8.055       $9.229             0
        ----------------------------------------------------------------
        PUTNAM VT VOYAGER FUND--CLASS IB
                          2002        $9.047       $6.563    24,658,871
                          2003        $6.563       $8.096    22,860,340
                          2004        $8.096       $8.397    20,364,325
                          2005        $8.397       $8.764    17,160,872
                          2006        $8.764       $9.125    13,494,905
                          2007        $9.125       $9.508     9,962,252
                          2008        $9.508       $5.912     7,428,943
                          2009        $5.912       $9.569     6,290,414
                          2010        $9.569      $11.414     4,873,514
                          2011       $11.414       $9.260     4,051,503



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.


                               55     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                          2002        $6.385       $6.829      131,089
                          2003        $6.829       $6.814       52,957
                          2004        $6.814       $6.873       48,825
                          2005        $6.873       $6.844       46,071
                          2006        $6.844       $6.941       39,772
                          2007        $6.941       $7.390       36,468
                          2008        $7.390       $7.282       34,997
                          2009        $7.282       $8.657       34,006
                          2010        $8.657       $8.944       31,523
                          2011        $8.944       $9.385       27,591
        ----------------------------------------------------------------
        PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                          2002        $7.729       $5.897       27,375
                          2003        $5.897       $7.230       26,601
                          2004        $7.230       $8.148       25,036
                          2005        $8.148       $8.637       24,469
                          2006        $8.637       $9.531       23,929
                          2007        $9.531       $8.713       20,250
                          2008        $8.713       $5.274        6,184
                          2009        $5.274       $4.903            0
        ----------------------------------------------------------------
        PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                          2003       $10.000      $12.889            0
                          2004       $12.889      $14.958            0
                          2005       $14.958      $16.190          962
                          2006       $16.190      $18.328        4,056
                          2007       $18.328      $16.286        4,042
                          2008       $16.286      $10.370            0
                          2009       $10.370      $14.837            0
                          2010       $14.837      $18.884          455
                          2011       $18.884      $17.421          688
        ----------------------------------------------------------------
        PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                          2002        $4.976       $3.443       22,613
                          2003        $3.443       $4.465       23,562
                          2004        $4.465       $4.720       36,355
                          2005        $4.720       $4.973       32,517
                          2006        $4.973       $5.427       30,838
                          2007        $5.427       $5.882       27,135
                          2008        $5.882       $3.277       38,738
                          2009        $3.277       $3.208            0


                               56     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                          2002        $9.878      $10.278       41,427
                          2003       $10.278      $12.123       54,550
                          2004       $12.123      $13.007       43,863
                          2005       $13.007      $13.170       42,534
                          2006       $13.170      $13.754       46,926
                          2007       $13.754      $14.071       46,347
                          2008       $14.071       $9.564       25,196
                          2009        $9.564      $14.599       26,961
                          2010       $14.599      $16.161       22,449
                          2011       $16.161      $15.376       20,573
        ----------------------------------------------------------------
        PUTNAM VT EQUITY INCOME FUND--CLASS IB
                          2003       $10.000      $12.008        2,940
                          2004       $12.008      $13.192        6,794
                          2005       $13.192      $13.676        4,396
                          2006       $13.676      $15.969        7,724
                          2007       $15.969      $16.189        8,623
                          2008       $16.189      $10.952        9,362
                          2009       $10.952      $13.714       64,223
                          2010       $13.714      $15.173       62,372
                          2011       $15.173      $15.194       60,450
        ----------------------------------------------------------------
        PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                          2002        $9.921       $8.895      179,068
                          2003        $8.895      $10.229      184,577
                          2004       $10.229      $10.875      180,193
                          2005       $10.875      $11.112      194,513
                          2006       $11.112      $12.220      191,024
                          2007       $12.220      $12.120      180,179
                          2008       $12.120       $7.058      172,642
                          2009        $7.058       $8.712      165,364
                          2010        $8.712       $9.486      161,949
                          2011        $9.486       $9.579      153,471
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                          2002        $9.021       $7.754       16,679
                          2003        $7.754       $9.286       11,857
                          2004        $9.286       $9.954       12,956
                          2005        $9.954      $10.463       13,551
                          2006       $10.463      $11.602       13,060
                          2007       $11.602      $11.733       13,706
                          2008       $11.733       $7.686       15,065
                          2009        $7.686      $10.210       10,671
                          2010       $10.210      $11.505       14,460
                          2011       $11.505      $11.257        8,400


                               57     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                          2002        $7.488       $5.710       34,451
                          2003        $5.710       $7.249       28,616
                          2004        $7.249       $8.097       26,861
                          2005        $8.097       $8.654       22,329
                          2006        $8.654      $10.478       26,140
                          2007       $10.478      $11.222       30,733
                          2008       $11.222       $6.026       27,701
                          2009        $6.026       $7.695       21,759
                          2010        $7.695       $8.304       21,129
                          2011        $8.304       $7.755       20,573
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                          2002       $11.451       $8.962       33,088
                          2003        $8.962      $10.425       28,546
                          2004       $10.425      $10.972       24,265
                          2005       $10.972      $12.203       20,425
                          2006       $12.203      $12.325       15,824
                          2007       $12.325      $12.035        9,690
                          2008       $12.035       $9.806        9,295
                          2009        $9.806      $12.139        7,012
                          2010       $12.139      $12.221        6,384
                          2011       $12.221      $11.866        5,590
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                          2002        $8.832       $6.588       42,749
                          2003        $6.588       $8.079       34,959
                          2004        $8.079       $9.652       18,127
                          2005        $9.652      $10.297       15,138
                          2006       $10.297      $12.852       19,680
                          2007       $12.852      $15.145       15,794
                          2008       $15.145      $10.343       26,096
                          2009       $10.343      $10.909       12,786
                          2010       $10.909      $10.915       12,711
                          2011       $10.915      $10.144       11,459
        ----------------------------------------------------------------
        PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                          2002        $8.978       $7.146      567,551
                          2003        $7.146       $8.943      582,077
                          2004        $8.943       $9.763      533,135
                          2005        $9.763      $10.094      493,637
                          2006       $10.094      $11.496      393,729
                          2007       $11.496      $10.612      368,281
                          2008       $10.612       $6.391      301,741
                          2009        $6.391       $8.151      289,044
                          2010        $8.151       $9.160      277,275
                          2011        $9.160       $8.583      263,572


                               58     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                          2002        $4.958       $3.435       45,841
                          2003        $3.435       $4.153       50,076
                          2004        $4.153       $4.151       70,265
                          2005        $4.151       $4.246       59,914
                          2006        $4.246       $4.529       53,581
                          2007        $4.529       $4.690       47,647
                          2008        $4.690       $2.871       13,936
                          2009        $2.871       $3.974       12,763
                          2010        $3.974       $4.580       10,282
                          2011        $4.580       $4.315       12,387
        ----------------------------------------------------------------
        PUTNAM VT HIGH YIELD FUND--CLASS IB
                          2002        $9.127       $8.903       23,812
                          2003        $8.903      $11.068       31,430
                          2004       $11.068      $12.021       34,476
                          2005       $12.021      $12.177       21,556
                          2006       $12.177      $13.224       18,070
                          2007       $13.224      $13.354       19,016
                          2008       $13.354       $9.700       15,083
                          2009        $9.700      $14.313       12,305
                          2010       $14.313      $16.037       10,948
                          2011       $16.037      $16.034       10,093
        ----------------------------------------------------------------
        PUTNAM VT INCOME FUND--CLASS IB
                          2002       $10.886      $11.538      109,722
                          2003       $11.538      $11.838      106,926
                          2004       $11.838      $12.147       91,879
                          2005       $12.147      $12.216       72,322
                          2006       $12.216      $12.546       60,599
                          2007       $12.546      $12.969       51,922
                          2008       $12.969       $9.693       24,913
                          2009        $9.693      $13.967       21,107
                          2010       $13.967      $15.077       17,667
                          2011       $15.077      $15.555       16,489
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                          2002       $10.035       $8.117       86,554
                          2003        $8.117      $10.251       88,560
                          2004       $10.251      $11.703       86,248
                          2005       $11.703      $12.901       64,385
                          2006       $12.901      $16.189       85,917
                          2007       $16.189      $17.235       82,896
                          2008       $17.235       $9.491       72,424
                          2009        $9.491      $11.622       70,574
                          2010       $11.622      $12.563       67,828
                          2011       $12.563      $10.253       66,719


                               59     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL GROWTH FUND--CLASS IB
                          2002        $7.686       $6.522        8,580
                          2003        $6.522       $8.536        8,698
                          2004        $8.536       $9.506       20,499
                          2005        $9.506      $11.055       16,709
                          2006       $11.055      $13.701       28,482
                          2007       $13.701      $15.238       27,344
                          2008       $15.238       $8.611       27,715
                          2009        $8.611      $11.706       27,543
                          2010       $11.706      $12.905       26,380
                          2011       $12.905      $10.410       28,827
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB
                          2002        $8.527       $7.225       25,421
                          2003        $7.225       $9.785       27,500
                          2004        $9.785      $11.631       43,504
                          2005       $11.631      $13.039       45,005
                          2006       $13.039      $16.299       51,204
                          2007       $16.299      $17.135       46,588
                          2008       $17.135       $9.087       29,869
                          2009        $9.087      $11.266       29,961
                          2010       $11.266      $11.858       27,017
                          2011       $11.858      $10.045       17,216
        ----------------------------------------------------------------
        PUTNAM VT INVESTORS FUND--CLASS IB
                          2002        $7.215       $5.396      228,112
                          2003        $5.396       $6.741      234,616
                          2004        $6.741       $7.460      231,633
                          2005        $7.460       $7.976      144,962
                          2006        $7.976       $8.928      155,290
                          2007        $8.928       $8.318      148,814
                          2008        $8.318       $4.940      127,653
                          2009        $4.940       $6.350      129,014
                          2010        $6.350       $7.107      123,542
                          2011        $7.107       $6.986      122,171
        ----------------------------------------------------------------
        PUTNAM VT MONEY MARKET FUND--CLASS IB
                          2002       $10.886      $10.823       53,866
                          2003       $10.823      $10.687       34,330
                          2004       $10.687      $10.569        7,367
                          2005       $10.569      $10.648        7,684
                          2006       $10.648      $10.921        4,114
                          2007       $10.921      $11.243       15,383
                          2008       $11.243      $11.330       20,075
                          2009       $11.330      $11.155       13,470
                          2010       $11.155      $10.963       11,065
                          2011       $10.963      $10.773       10,901


                               60     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                          2002        $7.838       $5.351       65,036
                          2003        $5.351       $6.963       58,243
                          2004        $6.963       $7.546       45,643
                          2005        $7.546       $8.156       38,943
                          2006        $8.156       $8.699       33,260
                          2007        $8.699       $9.037       28,515
                          2008        $9.037       $5.438       21,413
                          2009        $5.438       $7.060       41,984
                          2010        $7.060       $8.294       81,868
                          2011        $8.294       $7.735       73,675
        ----------------------------------------------------------------
        PUTNAM VT MULTI-CAP VALUE FUND--CLASS IB
                          2003       $10.000      $12.758            0
                          2004       $12.758      $14.471        2,324
                          2005       $14.471      $15.987        2,904
                          2006       $15.987      $18.074        4,236
                          2007       $18.074      $18.056        2,844
                          2008       $18.056      $10.142        2,844
                          2009       $10.142      $13.851        3,448
                          2010       $13.851      $16.883        3,353
                          2011       $16.883      $15.739        2,844
        ----------------------------------------------------------------
        PUTNAM VT NEW VALUE FUND--CLASS IB
                          2002       $10.774       $8.934       45,790
                          2003        $8.934      $11.628       37,401
                          2004       $11.628      $13.187       41,170
                          2005       $13.187      $13.721      101,157
                          2006       $13.721      $15.640       95,202
                          2007       $15.640      $14.614       91,267
                          2008       $14.614       $7.932       75,215
                          2009        $7.932       $7.466            0
        ----------------------------------------------------------------
        PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                          2002        $5.104       $3.399       27,603
                          2003        $3.399       $4.532       26,862
                          2004        $4.532       $4.832       45,210
                          2005        $4.832       $5.121       34,927
                          2006        $5.121       $5.656       33,757
                          2007        $5.656       $6.262       30,266
                          2008        $6.262       $3.343       38,535
                          2009        $3.343       $3.243            0


                               61     PROSPECTUS

      PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT RESEARCH FUND--CLASS IB
                          2002        $8.940       $6.833       65,389
                          2003        $6.833       $8.413       55,723
                          2004        $8.413       $8.891       56,533
                          2005        $8.891       $9.174       48,566
                          2006        $9.174      $10.033       35,805
                          2007       $10.033       $9.912       33,171
                          2008        $9.912       $5.985       30,089
                          2009        $5.985       $7.831       28,981
                          2010        $7.831       $8.954       28,264
                          2011        $8.954       $8.644       25,817
        ----------------------------------------------------------------
        PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                          2002       $14.673      $11.782       49,332
                          2003       $11.782      $17.323       48,767
                          2004       $17.323      $21.482       51,298
                          2005       $21.482      $22.591       44,040
                          2006       $22.591      $26.036       37,780
                          2007       $26.036      $22.324       33,686
                          2008       $22.324      $13.300       27,955
                          2009       $13.300      $17.187       26,336
                          2010       $17.187      $21.275       23,794
                          2011       $21.275      $19.915       22,825
        ----------------------------------------------------------------
        PUTNAM VT VISTA FUND--CLASS IB
                          2002        $8.705       $5.936       60,476
                          2003        $5.936       $7.766       52,444
                          2004        $7.766       $9.050       34,611
                          2005        $9.050       $9.972       37,553
                          2006        $9.972      $10.332       38,290
                          2007       $10.332      $10.537       24,291
                          2008       $10.537       $5.637       17,374
                          2009        $5.637       $7.685       39,462
                          2010        $7.685       $8.772            0
        ----------------------------------------------------------------
        PUTNAM VT VOYAGER FUND--CLASS IB
                          2002        $8.988       $6.488      272,235
                          2003        $6.488       $7.962      270,139
                          2004        $7.962       $8.217      221,519
                          2005        $8.217       $8.533      179,115
                          2006        $8.533       $8.840      132,668
                          2007        $8.840       $9.164      112,238
                          2008        $9.164       $5.669       96,590
                          2009        $5.669       $9.129       59,389
                          2010        $9.129      $10.835       50,911
                          2011       $10.835       $8.745       51,330



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.


                               62     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                          2002       $11.420      $12.234     1,131,656
                          2003       $12.234      $12.225       952,963
                          2004       $12.225      $12.350       774,385
                          2005       $12.350      $12.317       719,095
                          2006       $12.317      $12.511       647,923
                          2007       $12.511      $13.339       616,925
                          2008       $13.339      $13.165       540,953
                          2009       $13.165      $15.675       466,388
                          2010       $15.675      $16.220       418,160
                          2011       $16.220      $17.045       325,737
        ----------------------------------------------------------------
        PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                          2002        $7.728       $5.905       183,708
                          2003        $5.905       $7.251       229,756
                          2004        $7.251       $8.184       255,121
                          2005        $8.184       $8.688       271,791
                          2006        $8.688       $9.603       224,938
                          2007        $9.603       $8.792       213,970
                          2008        $8.792       $5.330       210,496
                          2009        $5.330       $4.956             0
        ----------------------------------------------------------------
        PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                          2003       $10.000      $12.902        26,725
                          2004       $12.902      $14.996        42,153
                          2005       $14.996      $16.256        57,402
                          2006       $16.256      $18.430        71,725
                          2007       $18.430      $16.402        57,029
                          2008       $16.402      $10.461        36,220
                          2009       $10.461      $14.989        43,527
                          2010       $14.989      $19.106        68,313
                          2011       $19.106      $17.653        34,564
        ----------------------------------------------------------------
        PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                          2002        $4.976       $3.448       471,941
                          2003        $3.448       $4.478       474,031
                          2004        $4.478       $4.740       449,437
                          2005        $4.740       $5.003       389,744
                          2006        $5.003       $5.468       333,296
                          2007        $5.468       $5.935       289,796
                          2008        $5.935       $3.311       260,937
                          2009        $3.311       $3.242             0


                               63     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                          2002        $9.949      $10.367      610,754
                          2003       $10.367      $12.247      647,678
                          2004       $12.247      $13.160      632,727
                          2005       $13.160      $13.345      608,111
                          2006       $13.345      $13.958      576,338
                          2007       $13.958      $14.301      540,799
                          2008       $14.301       $9.736      405,713
                          2009        $9.736      $14.884      336,111
                          2010       $14.884      $16.501      259,147
                          2011       $16.501      $15.723      226,578
        ----------------------------------------------------------------
        PUTNAM VT EQUITY INCOME FUND--CLASS IB
                          2003       $10.000      $12.020       99,922
                          2004       $12.020      $13.226      188,811
                          2005       $13.226      $13.732      235,961
                          2006       $13.732      $16.059      279,925
                          2007       $16.059      $16.304      278,688
                          2008       $16.304      $11.047      237,901
                          2009       $11.047      $13.854      568,928
                          2010       $13.854      $15.351      467,523
                          2011       $15.351      $15.396      350,026
        ----------------------------------------------------------------
        PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                          2002       $11.371      $10.210      878,102
                          2003       $10.210      $11.759      982,668
                          2004       $11.759      $12.521      971,868
                          2005       $12.521      $12.814      940,077
                          2006       $12.814      $14.112      895,342
                          2007       $14.112      $14.018      833,330
                          2008       $14.018       $8.176      619,597
                          2009        $8.176      $10.107      538,128
                          2010       $10.107      $11.022      427,804
                          2011       $11.022      $11.147      334,828
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                          2002        $8.728       $7.513      222,862
                          2003        $7.513       $9.011      233,628
                          2004        $9.011       $9.675      289,693
                          2005        $9.675      $10.184      297,771
                          2006       $10.184      $11.310      303,822
                          2007       $11.310      $11.455      297,662
                          2008       $11.455       $7.516      284,658
                          2009        $7.516       $9.999      271,095
                          2010        $9.999      $11.285      157,372
                          2011       $11.285      $11.058      136,809


                               64     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                          2002        $4.904       $3.745     1,201,753
                          2003        $3.745       $4.762     1,082,922
                          2004        $4.762       $5.327       995,953
                          2005        $5.327       $5.703       921,133
                          2006        $5.703       $6.915       833,304
                          2007        $6.915       $7.417       758,215
                          2008        $7.417       $3.989       669,625
                          2009        $3.989       $5.101       588,304
                          2010        $5.101       $5.514       394,048
                          2011        $5.514       $5.157       310,548
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                          2002        $9.494       $7.442       839,675
                          2003        $7.442       $8.669       729,634
                          2004        $8.669       $9.138       665,910
                          2005        $9.138      $10.179       578,778
                          2006       $10.179      $10.296       485,326
                          2007       $10.296      $10.070       401,746
                          2008       $10.070       $8.217       315,491
                          2009        $8.217      $10.188       277,581
                          2010       $10.188      $10.272       248,798
                          2011       $10.272       $9.989       209,286
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                          2002        $9.095       $6.794       514,765
                          2003        $6.794       $8.345       488,811
                          2004        $8.345       $9.985       451,239
                          2005        $9.985      $10.668       444,251
                          2006       $10.668      $13.336       415,055
                          2007       $13.336      $15.739       339,447
                          2008       $15.739      $10.765       233,641
                          2009       $10.765      $11.372       197,461
                          2010       $11.372      $11.395       161,335
                          2011       $11.395      $10.607       124,809
        ----------------------------------------------------------------
        PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                          2002       $10.874       $8.668     3,775,787
                          2003        $8.668      $10.865     3,699,874
                          2004       $10.865      $11.879     3,521,914
                          2005       $11.879      $12.301     3,120,338
                          2006       $12.301      $14.031     2,632,559
                          2007       $14.031      $12.971     2,267,997
                          2008       $12.971       $7.824     1,670,924
                          2009        $7.824       $9.994     1,438,410
                          2010        $9.994      $11.249     1,114,576
                          2011       $11.249      $10.555       873,571


                               65     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                          2002        $5.013       $3.478     1,118,175
                          2003        $3.478       $4.212     1,033,180
                          2004        $4.212       $4.217       895,790
                          2005        $4.217       $4.320       712,519
                          2006        $4.320       $4.614       559,611
                          2007        $4.614       $4.786       453,463
                          2008        $4.786       $2.934       386,378
                          2009        $2.934       $4.067       378,524
                          2010        $4.067       $4.695       296,911
                          2011        $4.695       $4.430       239,191
        ----------------------------------------------------------------
        PUTNAM VT HIGH YIELD FUND--CLASS IB
                          2002        $9.121       $8.910       663,558
                          2003        $8.910      $11.095       937,805
                          2004       $11.095      $12.068       664,379
                          2005       $12.068      $12.243       559,980
                          2006       $12.243      $13.316       530,796
                          2007       $13.316      $13.468       447,040
                          2008       $13.468       $9.798       331,532
                          2009        $9.798      $14.479       284,658
                          2010       $14.479      $16.248       232,086
                          2011       $16.248      $16.269       178,070
        ----------------------------------------------------------------
        PUTNAM VT INCOME FUND--CLASS IB
                          2002       $11.118      $11.803     1,356,981
                          2003       $11.803      $12.128     1,268,394
                          2004       $12.128      $12.463     1,165,180
                          2005       $12.463      $12.554     1,097,272
                          2006       $12.554      $12.912     1,028,972
                          2007       $12.912      $13.368       968,777
                          2008       $13.368      $10.007       757,880
                          2009       $10.007      $14.441       632,725
                          2010       $14.441      $15.612       449,208
                          2011       $15.612      $16.131       352,799
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                          2002        $6.863       $5.560     2,026,738
                          2003        $5.560       $7.031     1,837,231
                          2004        $7.031       $8.040     1,752,696
                          2005        $8.040       $8.876     1,728,002
                          2006        $8.876      $11.156     1,660,738
                          2007       $11.156      $11.895     1,519,357
                          2008       $11.895       $6.560     1,215,054
                          2009        $6.560       $8.045     1,058,132
                          2010        $8.045       $8.710       744,085
                          2011        $8.710       $7.120       625,035


                               66     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL GROWTH FUND--CLASS IB
                          2002        $3.968       $3.372       733,368
                          2003        $3.372       $4.420       682,118
                          2004        $4.420       $4.930       659,561
                          2005        $4.930       $5.742       682,529
                          2006        $5.742       $7.127       697,583
                          2007        $7.127       $7.938       690,347
                          2008        $7.938       $4.493       508,480
                          2009        $4.493       $6.117       453,370
                          2010        $6.117       $6.754       367,258
                          2011        $6.754       $5.456       342,034
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB
                          2002        $8.135       $6.903       333,378
                          2003        $6.903       $9.363       353,223
                          2004        $9.363      $11.146       482,951
                          2005       $11.146      $12.515       444,657
                          2006       $12.515      $15.669       520,225
                          2007       $15.669      $16.497       498,685
                          2008       $16.497       $8.762       358,165
                          2009        $8.762      $10.880       330,144
                          2010       $10.880      $11.469       247,034
                          2011       $11.469       $9.730       186,549
        ----------------------------------------------------------------
        PUTNAM VT INVESTORS FUND--CLASS IB
                          2002        $6.360       $4.764     2,348,872
                          2003        $4.764       $5.960     2,195,031
                          2004        $5.960       $6.606     1,964,220
                          2005        $6.606       $7.073     1,777,812
                          2006        $7.073       $7.930     1,737,238
                          2007        $7.930       $7.400     1,582,632
                          2008        $7.400       $4.402     1,270,133
                          2009        $4.402       $5.666     1,339,165
                          2010        $5.666       $6.352       856,427
                          2011        $6.352       $6.253       710,770
        ----------------------------------------------------------------
        PUTNAM VT MONEY MARKET FUND--CLASS IB
                          2002       $10.580      $10.535     1,380,044
                          2003       $10.535      $10.419       603,289
                          2004       $10.419      $10.319       354,012
                          2005       $10.319      $10.412       315,266
                          2006       $10.412      $10.696       293,663
                          2007       $10.696      $11.027       368,697
                          2008       $11.027      $11.130       687,023
                          2009       $11.130      $10.974       373,382
                          2010       $10.974      $10.803       269,040
                          2011       $10.803      $10.632       224,527


                               67     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                          2002        $4.676       $3.197     3,660,821
                          2003        $3.197       $4.166     3,434,406
                          2004        $4.166       $4.522     3,059,669
                          2005        $4.522       $4.895     2,728,547
                          2006        $4.895       $5.229     2,373,574
                          2007        $5.229       $5.441     2,020,200
                          2008        $5.441       $3.279     1,647,358
                          2009        $3.279       $4.264     1,665,197
                          2010        $4.264       $5.016     2,185,276
                          2011        $5.016       $4.685     1,763,572
        ----------------------------------------------------------------
        PUTNAM VT MULTI-CAP VALUE FUND--CLASS IB
                          2003       $10.000      $12.771        23,847
                          2004       $12.771      $14.507        61,904
                          2005       $14.507      $16.052       107,279
                          2006       $16.052      $18.176       157,909
                          2007       $18.176      $18.185       137,853
                          2008       $18.185      $10.230       111,787
                          2009       $10.230      $13.993        72,168
                          2010       $13.993      $17.082        57,945
                          2011       $17.082      $15.948        36,923
        ----------------------------------------------------------------
        PUTNAM VT NEW VALUE FUND--CLASS IB
                          2002       $13.590      $11.286       555,533
                          2003       $11.286      $14.712       697,978
                          2004       $14.712      $16.710       722,396
                          2005       $16.710      $17.412       770,358
                          2006       $17.412      $19.878       725,512
                          2007       $19.878      $18.602       624,870
                          2008       $18.602      $10.112       456,742
                          2009       $10.112       $9.520             0
        ----------------------------------------------------------------
        PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                          2002        $2.189       $1.460     1,682,272
                          2003        $1.460       $1.950     1,612,736
                          2004        $1.950       $2.082     1,731,937
                          2005        $2.082       $2.210     1,451,003
                          2006        $2.210       $2.445     1,266,923
                          2007        $2.445       $2.711       990,866
                          2008        $2.711       $1.450       799,027
                          2009        $1.450       $1.406             0


                               68     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT RESEARCH FUND--CLASS IB
                          2002        $8.244       $6.310     1,216,893
                          2003        $6.310       $7.782     1,194,269
                          2004        $7.782       $8.237     1,117,325
                          2005        $8.237       $8.511       952,149
                          2006        $8.511       $9.323       824,800
                          2007        $9.323       $9.224       734,083
                          2008        $9.224       $5.578       608,806
                          2009        $5.578       $7.310       539,557
                          2010        $7.310       $8.371       423,549
                          2011        $8.371       $8.094       333,199
        ----------------------------------------------------------------
        PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                          2002       $13.942      $11.212       687,034
                          2003       $11.212      $16.511       731,306
                          2004       $16.511      $20.506       686,360
                          2005       $20.506      $21.598       568,301
                          2006       $21.598      $24.929       520,014
                          2007       $24.929      $21.408       416,834
                          2008       $21.408      $12.773       307,715
                          2009       $12.773      $16.532       253,515
                          2010       $16.532      $20.495       206,706
                          2011       $20.495      $19.214       167,701
        ----------------------------------------------------------------
        PUTNAM VT VISTA FUND--CLASS IB
                          2002        $5.560       $3.796     1,588,580
                          2003        $3.796       $4.975     1,726,281
                          2004        $4.975       $5.806     1,668,702
                          2005        $5.806       $6.408     1,492,902
                          2006        $6.408       $6.649     1,308,937
                          2007        $6.649       $6.791     1,115,131
                          2008        $6.791       $3.639       759,826
                          2009        $3.639       $4.968       939,120
                          2010        $4.968       $5.677             0
        ----------------------------------------------------------------
        PUTNAM VT VOYAGER FUND--CLASS IB
                          2002        $6.123       $4.426     5,858,475
                          2003        $4.426       $5.440     5,993,492
                          2004        $5.440       $5.623     5,581,389
                          2005        $5.623       $5.848     4,911,051
                          2006        $5.848       $6.067     4,003,304
                          2007        $6.067       $6.299     3,419,553
                          2008        $6.299       $3.903     2,452,151
                          2009        $3.903       $6.295     2,215,210
                          2010        $6.295       $7.482     1,569,729
                          2011        $7.482       $6.049     1,198,337



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.


                               69     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                          2002       $11.361      $12.108       7,267
                          2003       $12.108      $12.038       4,383
                          2004       $12.038      $12.099       1,991
                          2005       $12.099      $12.006       3,057
                          2006       $12.006      $12.133       1,001
                          2007       $12.133      $12.870       1,780
                          2008       $12.870      $12.638       1,777
                          2009       $12.638      $14.970       1,773
                          2011       $10.000      $16.115      12,633
        ----------------------------------------------------------------
        PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                          2002        $7.695       $5.850       6,984
                          2003        $5.850       $7.147       5,430
                          2004        $7.147       $8.026       4,055
                          2005        $8.026       $8.476       3,640
                          2006        $8.476       $9.322       3,468
                          2007        $9.322       $8.491       3,416
                          2008        $8.491       $5.121       3,379
                          2009        $5.121       $4.759           0
        ----------------------------------------------------------------
        PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                          2003       $10.000      $12.858           0
                          2004       $12.858      $14.869           0
                          2005       $14.869      $16.037          74
                          2006       $16.037      $18.090           0
                          2007       $18.090      $16.017           0
                          2008       $16.017      $10.163           0
                          2009       $10.163      $14.488           0
                          2011       $10.000      $16.890           0
        ----------------------------------------------------------------
        PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                          2002        $4.954       $3.415       6,238
                          2003        $3.415       $4.414       6,484
                          2004        $4.414       $4.649       4,114
                          2005        $4.649       $4.881       4,160
                          2006        $4.881       $5.308       4,098
                          2007        $5.308       $5.732       2,666
                          2008        $5.732       $3.182       2,662
                          2009        $3.182       $3.113           0


                               70     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                          2002        $9.897      $10.261       5,785
                          2003       $10.261      $12.060       5,649
                          2004       $12.060      $12.893       5,248
                          2005       $12.893      $13.008       5,079
                          2006       $13.008      $13.537       4,963
                          2007       $13.537      $13.799       4,936
                          2008       $13.799       $9.346       4,600
                          2009        $9.346      $14.215       4,625
                          2011       $10.000      $14.865       3,960
        ----------------------------------------------------------------
        PUTNAM VT EQUITY INCOME FUND--CLASS IB
                          2003       $10.000      $11.980           0
                          2004       $11.980      $13.114         948
                          2005       $13.114      $13.547         945
                          2006       $13.547      $15.762         942
                          2007       $15.762      $15.921       1,444
                          2008       $15.921      $10.733       1,439
                          2009       $10.733      $13.391      11,114
                          2011       $10.000      $14.732       9,397
        ----------------------------------------------------------------
        PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                          2002       $11.312      $10.106      12,385
                          2003       $10.106      $11.579       5,120
                          2004       $11.579      $12.267       6,112
                          2005       $12.267      $12.490       5,281
                          2006       $12.490      $13.686       4,882
                          2007       $13.686      $13.525       4,147
                          2008       $13.525       $7.849       3,191
                          2009        $7.849       $9.653       2,967
                          2011       $10.000      $10.538       2,953
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                          2002        $8.839       $7.435           0
                          2003        $7.435       $8.873         144
                          2004        $8.873       $9.478       2,803
                          2005        $9.478       $9.927       2,795
                          2006        $9.927      $10.969       2,787
                          2007       $10.969      $11.053       2,779
                          2008       $11.053       $7.215       2,770
                          2009        $7.215       $9.550       2,760
                          2011       $10.000      $10.454           0


                               71     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                          2002        $4.879       $3.707      29,903
                          2003        $3.707       $4.690      30,543
                          2004        $4.690       $5.219      27,624
                          2005        $5.219       $5.559      26,230
                          2006        $5.559       $6.706      26,195
                          2007        $6.706       $7.157      26,161
                          2008        $7.157       $3.829      26,106
                          2009        $3.829       $4.872      26,055
                          2011       $10.000       $4.875      25,742
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                          2002        $9.445       $7.365       2,459
                          2003        $7.365       $8.537       2,869
                          2004        $8.537       $8.953       2,861
                          2005        $8.953       $9.922       3,387
                          2006        $9.992       $9.985       2,547
                          2007        $9.985       $9.716       2,540
                          2008        $9.716       $7.888       2,530
                          2009        $7.888       $9.730       2,521
                          2011       $10.000       $9.444       2,360
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                          2002        $9.048       $6.724       2,586
                          2003        $6.724       $8.217       2,952
                          2004        $8.217       $9.782       1,480
                          2005        $9.782      $10.399       5,705
                          2006       $10.399      $12.933       9,587
                          2007       $12.933      $15.186      10,241
                          2008       $15.186      $10.333       2,115
                          2009       $10.333      $10.861       2,106
                          2011       $10.000      $10.028       2,088
        ----------------------------------------------------------------
        PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                          2002       $10.817       $8.579      23,859
                          2003        $8.579      $10.699      24,421
                          2004       $10.699      $11.638      19,375
                          2005       $11.638      $11.990      13,630
                          2006       $11.990      $13.607      13,271
                          2007       $13.607      $12.515      11,836
                          2008       $12.515       $7.511      10,376
                          2009        $7.511       $9.545       7,286
                          2011       $10.000       $9.979       5,728


                               72     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                          2002        $4.987       $3.442      16,141
                          2003        $3.442       $4.147      11,244
                          2004        $4.147       $4.131       6,141
                          2005        $4.131       $4.211      17,343
                          2006        $4.211       $4.475       5,463
                          2007        $4.475       $4.617       4,521
                          2008        $4.617       $2.817       1,723
                          2009        $2.817       $3.884       1,173
                          2011       $10.000       $4.188           0
        ----------------------------------------------------------------
        PUTNAM VT HIGH YIELD FUND--CLASS IB
                          2002        $9.074       $8.819       5,699
                          2003        $8.819      $10.925       5,169
                          2004       $10.925      $11.823       4,087
                          2005       $11.823      $11.934       4,617
                          2006       $11.934      $12.914       3,452
                          2007       $12.914      $12.994       3,822
                          2008       $12.994       $9.405       3,808
                          2009        $9.405      $13.829       3,797
                          2011       $10.000      $15.381       3,776
        ----------------------------------------------------------------
        PUTNAM VT INCOME FUND--CLASS IB
                          2002       $11.060      $11.682       5,618
                          2003       $11.682      $11.943       7,561
                          2004       $11.943      $12.210       7,272
                          2005       $12.210      $12.237       7,253
                          2006       $12.237      $12.522       7,235
                          2007       $12.522      $12.898       9,502
                          2008       $12.898       $9.606       4,325
                          2009        $9.606      $13.792       4,309
                          2011       $10.000      $15.251       4,181
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                          2002        $6.827       $5.503       2,063
                          2003        $5.503       $6.924       2,060
                          2004        $6.924       $7.876       2,057
                          2005        $7.876       $8.652       3,394
                          2006        $8.652      $10.819       1,510
                          2007       $10.819      $11.477       5,055
                          2008       $11.477       $6.297       3,231
                          2009        $6.297       $7.684       3,072
                          2011       $10.000       $6.731       2,294


                               73     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL GROWTH FUND--CLASS IB
                          2002        $3.947       $3.337       2,209
                          2003        $3.337       $4.352       2,241
                          2004        $4.352       $4.829      14,158
                          2005        $4.829       $5.597      14,340
                          2006        $5.597       $6.911      13,902
                          2007        $6.911       $7.659      15,633
                          2008        $7.659       $4.313       3,250
                          2009        $4.313       $5.842       3,227
                          2011       $10.000       $5.158       3,347
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB
                          2002        $8.093       $6.832      13,070
                          2003        $6.832       $9.220       9,349
                          2004        $9.220      $10.920       6,715
                          2005       $10.920      $12.199       3,244
                          2006       $12.199      $15.196       3,090
                          2007       $15.196      $15.917       4,768
                          2008       $15.917       $8.411       4,777
                          2009        $8.411      $10.391       4,766
                          2011       $10.000       $9.199       4,310
        ----------------------------------------------------------------
        PUTNAM VT INVESTORS FUND--CLASS IB
                          2002        $6.327       $4.715      17,515
                          2003        $4.715       $5.869      18,263
                          2004        $5.869       $6.472      19,996
                          2005        $6.472       $6.895      21,683
                          2006        $6.895       $7.691      20,020
                          2007        $7.691       $7.139      15,502
                          2008        $7.139       $4.225      13,206
                          2009        $4.225       $5.411      17,324
                          2011       $10.000       $5.911      16,230
        ----------------------------------------------------------------
        PUTNAM VT MONEY MARKET FUND--CLASS IB
                          2002       $10.525      $10.427      21,547
                          2003       $10.427      $10.259      33,118
                          2004       $10.259      $10.110      20,017
                          2005       $10.110      $10.149       2,441
                          2006       $10.149      $10.373       2,442
                          2007       $10.373      $10.640           0
                          2008       $10.640      $10.684      16,622
                          2009       $10.684      $10.481      16,622
                          2011       $10.000      $10.051         936


                               74     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                          2002        $4.652       $3.164      21,354
                          2003        $3.164       $4.103      18,721
                          2004        $4.103       $4.430      29,185
                          2005        $4.430       $4.772      27,124
                          2006        $4.772       $5.072      24,988
                          2007        $5.072       $5.249      24,963
                          2008        $5.249       $3.148      10,122
                          2009        $3.148       $4.072      11,517
                          2011       $10.000       $4.429      13,915
        ----------------------------------------------------------------
        PUTNAM VT MULTI-CAP VALUE FUND--CLASS IB
                          2003       $10.000      $12.727           0
                          2004       $12.727      $14.385         895
                          2005       $14.385      $15.836       1,220
                          2006       $15.836      $17.840       1,212
                          2007       $17.840      $17.758       1,207
                          2008       $17.758       $9.939         884
                          2009        $9.939      $13.525         736
                          2011       $10.000      $15.259           0
        ----------------------------------------------------------------
        PUTNAM VT NEW VALUE FUND--CLASS IB
                          2002       $13.519      $11.170      27,193
                          2003       $11.170      $14.487      20,072
                          2004       $14.487      $16.371      15,505
                          2005       $16.371      $16.973      13,178
                          2006       $16.973      $19.278      11,282
                          2007       $19.278      $17.949      10,932
                          2008       $17.949       $9.707      10,627
                          2009        $9.707       $9.133           0
        ----------------------------------------------------------------
        PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                          2002        $2.178       $1.445       1,021
                          2003        $1.445       $1.920       1,041
                          2004        $1.920       $2.040       1,872
                          2005        $2.040       $2.154       1,056
                          2006        $2.154       $2.371       1,061
                          2007        $2.371       $2.615       1,019
                          2008        $2.615       $1.391       1,058
                          2009        $1.391       $1.349           0


                               75     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT RESEARCH FUND--CLASS IB
                          2002        $8.201       $6.246      17,979
                          2003        $6.246       $7.663      18,167
                          2004        $7.663       $8.069      17,505
                          2005        $8.069       $8.296      17,879
                          2006        $8.296       $9.042      17,113
                          2007        $9.042       $8.900      17,362
                          2008        $8.900       $5.354      15,504
                          2009        $5.354       $6.982      15,474
                          2011       $10.000       $7.652      15,421
        ----------------------------------------------------------------
        PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                          2002       $13.870      $11.097      14,705
                          2003       $11.097      $16.258       9,043
                          2004       $16.258      $20.090       8,529
                          2005       $20.090      $21.052       4,686
                          2006       $21.052      $24.176       4,315
                          2007       $24.176      $20.655       4,329
                          2008       $20.655      $12.261       4,070
                          2009       $12.261      $15.789       3,955
                          2011       $10.000      $18.165       3,362
        ----------------------------------------------------------------
        PUTNAM VT VISTA FUND--CLASS IB
                          2002        $5.531       $3.757      27,098
                          2003        $3.757       $4.899      21,307
                          2004        $4.899       $5.688      11,128
                          2005        $5.688       $6.246       5,787
                          2006        $6.246       $6.448       3,634
                          2007        $6.448       $6.552       2,858
                          2008        $6.552       $3.493       2,035
                          2009        $3.493       $4.745       2,024
        ----------------------------------------------------------------
        PUTNAM VT VOYAGER FUND--CLASS IB
                          2002        $6.091       $4.381      29,530
                          2003        $4.381       $5.357      28,706
                          2004        $5.357       $5.509      25,383
                          2005        $5.509       $5.700      24,966
                          2006        $5.700       $5.884      23,085
                          2007        $5.884       $6.078      22,288
                          2008        $6.078       $3.747      21,353
                          2009        $3.747       $6.012      20,609
                          2011       $10.000       $5.718      19,614


                               76     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65



                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                          2002       $11.266      $12.062     2,523,864
                          2003       $12.062      $12.048       110,651
                          2004       $12.048      $12.164        77,019
                          2005       $12.164      $12.126        36,145
                          2006       $12.126      $12.310        33,850
                          2007       $12.310      $13.119        23,555
                          2008       $13.119      $12.941        50,446
                          2009       $12.941      $15.400        37,803
                          2010       $15.400      $15.928        46,492
                          2011       $15.928      $16.730        35,067
        ----------------------------------------------------------------
        PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                          2002        $7.723       $5.898        68,181
                          2003        $5.898       $7.239        22,644
                          2004        $7.239       $8.167        22,292
                          2005        $8.167       $8.665        20,215
                          2006        $8.665       $9.572        13,666
                          2007        $9.572       $8.760         7,900
                          2008        $8.760       $5.307         7,484
                          2009        $5.307       $4.935             0
        ----------------------------------------------------------------
        PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                          2003       $10.000      $12.898           410
                          2004       $12.898      $14.983           840
                          2005       $14.983      $16.234         7,138
                          2006       $16.234      $18.396         4,711
                          2007       $18.396      $16.363         1,918
                          2008       $16.363      $10.430         2,374
                          2009       $10.430      $14.938         6,018
                          2010       $14.938      $19.031         4,423
                          2011       $19.031      $17.575         4,398
        ----------------------------------------------------------------
        PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                          2002        $4.972       $3.444       111,026
                          2003        $3.444       $4.471        72,616
                          2004        $4.471       $4.730        52,620
                          2005        $4.730       $4.989        32,602
                          2006        $4.989       $5.541        20,827
                          2007        $5.451       $5.913        11,921
                          2008        $5.913       $3.298        16,121
                          2009        $3.298       $3.229             0


                               77     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                          2002       $10.100      $10.520      109,144
                          2003       $10.520      $12.421      108,587
                          2004       $12.421      $13.340       97,271
                          2005       $13.340      $13.521       77,708
                          2006       $13.521      $14.135       76,777
                          2007       $14.135      $14.475       58,667
                          2008       $14.475       $9.849       63,353
                          2009        $9.849      $15.049       64,939
                          2010       $15.049      $16.676       56,109
                          2011       $16.676      $15.882       43,852
        ----------------------------------------------------------------
        PUTNAM VT EQUITY INCOME FUND--CLASS IB
                          2003       $10.000      $12.016       14,077
                          2004       $12.016      $13.215       20,641
                          2005       $13.215      $13.713       29,268
                          2006       $13.713      $16.029       32,015
                          2007       $16.029      $16.266       34,775
                          2008       $16.266      $11.015       50,469
                          2009       $11.015      $13.807       73,208
                          2010       $13.807      $15.292       67,171
                          2011       $15.292      $15.329       59,141
        ----------------------------------------------------------------
        PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                          2002       $10.752       $9.650      302,504
                          2003        $9.650      $11.108      230,382
                          2004       $11.108      $11.822      224,523
                          2005       $11.822      $12.092      219,701
                          2006       $12.092      $13.311      185,431
                          2007       $13.311      $13.215      166,369
                          2008       $13.215       $7.704      119,246
                          2009        $7.704       $9.519      103,240
                          2010        $9.519      $10.375       86,519
                          2011       $10.375      $10.487       76,852
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                          2002        $8.735       $7.515       41,697
                          2003        $7.515       $9.009       18,449
                          2004        $9.009       $9.668       19,576
                          2005        $9.668      $10.172       30,086
                          2006       $10.172      $11.291       45,972
                          2007       $11.291      $11.430       43,149
                          2008       $11.430       $7.495       43,247
                          2009        $7.495       $9.967       31,363
                          2010        $9.967      $11.243       26,022
                          2011       $11.243      $11.011       26,346


                               78     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                          2002        $5.158       $3.937      123,987
                          2003        $3.937       $5.004      106,781
                          2004        $5.004       $5.595      106,315
                          2005        $5.595       $5.986       93,126
                          2006        $5.986       $7.254       84,666
                          2007        $7.254       $7.778       71,387
                          2008        $7.778       $4.180       55,457
                          2009        $4.180       $5.344       16,049
                          2010        $5.344       $5.773       14,572
                          2011        $5.773       $5.396       11,270
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                          2002        $9.643       $7.554       92,807
                          2003        $7.554       $8.796       70,819
                          2004        $8.796       $9.267       59,204
                          2005        $9.267      $10.318       53,437
                          2006       $10.318      $10.431       43,984
                          2007       $10.431      $10.197       43,173
                          2008       $10.197       $8.316       20,493
                          2009        $8.316      $10.306       15,574
                          2010       $10.306      $10.386       13,588
                          2011       $10.386      $10.094        6,542
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                          2002        $8.562       $6.392       81,197
                          2003        $6.392       $7.848           76
                          2004        $7.848       $9.385       81,504
                          2005        $9.385      $10.023       67,488
                          2006       $10.023      $12.522       54,382
                          2007       $12.522      $14.771       49,833
                          2008       $14.771      $10.098       52,520
                          2009       $10.098      $10.662       36,807
                          2010       $10.662      $10.678       22,033
                          2011       $10.678       $9.934       18,427
        ----------------------------------------------------------------
        PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                          2002        $9.983       $7.954      714,666
                          2003        $7.954       $9.965      621,051
                          2004        $9.965      $10.890      507,582
                          2005       $10.890      $11.271      417,486
                          2006       $11.271      $12.849      353,739
                          2007       $12.849      $11.873      272,041
                          2008       $11.873       $7.158      182,984
                          2009        $7.158       $9.139      185,141
                          2010        $9.139      $10.280      148,034
                          2011       $10.280       $9.642      149,961


                               79     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                          2002        $4.918       $3.410      131,338
                          2003        $3.410       $4.128      144,221
                          2004        $4.128       $4.130       82,783
                          2005        $4.130       $4.229       52,636
                          2006        $4.229       $4.515       59,495
                          2007        $4.515       $4.680       42,069
                          2008        $4.680       $2.868       36,438
                          2009        $2.868       $3.974       42,302
                          2010        $3.974       $4.585       37,019
                          2011        $4.585       $4.323       41,806
        ----------------------------------------------------------------
        PUTNAM VT HIGH YIELD FUND--CLASS IB
                          2002        $9.331       $9.111      193,769
                          2003        $9.111      $11.339       75,897
                          2004       $11.339      $12.327       81,232
                          2005       $12.327      $12.500       56,162
                          2006       $12.500      $13.588       42,628
                          2007       $13.588      $13.736       23,034
                          2008       $13.736       $9.987       20,128
                          2009        $9.987      $14.752       28,021
                          2010       $14.752      $16.546       28,396
                          2011       $16.546      $16.559       26,217
        ----------------------------------------------------------------
        PUTNAM VT INCOME FUND--CLASS IB
                          2002       $11.201      $11.885      236,548
                          2003       $11.885      $12.206      154,983
                          2004       $12.206      $12.536      143,613
                          2005       $12.536      $12.621       96,727
                          2006       $12.621      $12.975       83,121
                          2007       $12.975      $13.426       65,361
                          2008       $13.426      $10.045       50,497
                          2009       $10.045      $14.489       56,358
                          2010       $14.489      $15.656       48,016
                          2011       $15.656      $16.168       35,017
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                          2002        $7.154       $5.792      386,523
                          2003        $5.792       $7.322      202,442
                          2004        $7.322       $8.368      177,097
                          2005        $8.368       $9.234      170,985
                          2006        $9.234      $11.599      143,339
                          2007       $11.599      $12.361      105,791
                          2008       $12.361       $6.814       91,415
                          2009        $6.814       $8.352      107,307
                          2010        $8.352       $9.038      102,634
                          2011        $9.038       $7.384       96,595


                               80     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL GROWTH FUND--CLASS IB
                          2002        $4.650       $3.950       46,180
                          2003        $3.950       $5.175       39,709
                          2004        $5.175       $5.769       33,076
                          2005        $5.769       $6.716       32,010
                          2006        $6.176       $8.331       26,994
                          2007        $8.331       $9.276       26,603
                          2008        $9.276       $5.247       33,849
                          2009        $5.247       $7.140       28,892
                          2010        $7.140       $7.880       32,285
                          2011        $7.880       $6.363       28,296
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB
                          2002        $7.778       $6.596       40,488
                          2003        $6.596       $8.943       34,275
                          2004        $8.943      $10.641       63,619
                          2005       $10.641      $11.941       54,829
                          2006       $11.941      $14.942       50,397
                          2007       $14.942      $15.724       43,026
                          2008       $15.724       $8.347       35,271
                          2009        $8.347      $10.360       33,674
                          2010       $10.360      $10.915       31,204
                          2011       $10.915       $9.256       26,545
        ----------------------------------------------------------------
        PUTNAM VT INVESTORS FUND--CLASS IB
                          2002        $6.181       $4.627      386,343
                          2003        $4.627       $5.786      242,788
                          2004        $5.786       $6.410      193,398
                          2005        $6.410       $6.860      173,705
                          2006        $6.860       $7.687      137,779
                          2007        $7.687       $7.169       97,861
                          2008        $7.169       $4.262       87,876
                          2009        $4.262       $5.484       86,808
                          2010        $5.484       $6.144       70,347
                          2011        $6.144       $6.046       54,267
        ----------------------------------------------------------------
        PUTNAM VT MONEY MARKET FUND--CLASS IB
                          2002       $10.503      $10.452      130,887
                          2003       $10.452      $10.332      112,014
                          2004       $10.332      $10.228       72,385
                          2005       $10.228      $10.314       29,397
                          2006       $10.314      $10.590       31,404
                          2007       $10.590      $10.913       58,254
                          2008       $10.913      $11.009       43,593
                          2009       $11.009      $10.850       40,575
                          2010       $10.850      $10.675       22,627
                          2011       $10.675      $10.500       21,996


                               81     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                          2002        $4.914       $3.358      469,211
                          2003        $3.358       $4.374      510,283
                          2004        $4.374       $4.745      288,975
                          2005        $4.745       $5.134      207,448
                          2006        $5.134       $5.481      155,676
                          2007        $5.481       $5.700      116,843
                          2008        $5.700       $3.434      121,413
                          2009        $3.434       $4.462      127,093
                          2010        $4.462       $5.247      229,475
                          2011        $5.247       $4.898      197,471
        ----------------------------------------------------------------
        PUTNAM VT MULTI-CAP VALUE FUND--CLASS IB
                          2003       $10.000      $12.767        2,829
                          2004       $12.767      $14.495        9,092
                          2005       $14.495      $16.030       15,072
                          2006       $16.030      $18.142       23,121
                          2007       $18.142      $18.142       21,403
                          2008       $18.142      $10.201       18,360
                          2009       $10.201      $13.945       10,947
                          2010       $13.945      $17.015       10,966
                          2011       $17.015      $15.878       10,287
        ----------------------------------------------------------------
        PUTNAM VT NEW VALUE FUND--CLASS IB
                          2002       $12.179      $10.109      247,974
                          2003       $10.109      $13.171      174,988
                          2004       $13.171      $14.952      137,853
                          2005       $14.952      $15.573      120,366
                          2006       $15.573      $17.769       93,684
                          2007       $17.769      $16.620       73,906
                          2008       $16.620       $9.030       54,886
                          2009        $9.030       $8.501            0
        ----------------------------------------------------------------
        PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                          2002        $3.270       $2.180      178,712
                          2003        $2.180       $2.910      126,145
                          2004        $2.910       $3.106       91,125
                          2005        $3.106       $3.295       59,735
                          2006        $3.295       $3.643       51,277
                          2007        $3.643       $4.037       47,014
                          2008        $4.037       $2.158       46,717
                          2009        $2.158       $2.093            0


                               82     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT RESEARCH FUND--CLASS IB
                          2002        $7.647       $5.851      209,966
                          2003        $5.851       $7.212      140,148
                          2004        $7.212       $7.629      110,890
                          2005        $7.629       $7.879       89,508
                          2006        $7.879       $8.626       63,000
                          2007        $8.626       $8.531       58,971
                          2008        $8.531       $5.156       48,032
                          2009        $5.156       $6.754       39,742
                          2010        $6.754       $7.730       26,974
                          2011        $7.730       $7.470       24,387
        ----------------------------------------------------------------
        PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                          2002       $13.411      $10.780      202,475
                          2003       $10.780      $15.866      157,449
                          2004       $15.866      $19.695      118,419
                          2005       $19.695      $20.733      103,477
                          2006       $20.733      $23.918       71,156
                          2007       $23.918      $20.530       55,275
                          2008       $20.530      $12.243       43,413
                          2009       $12.243      $15.838       35,438
                          2010       $15.838      $19.624       29,187
                          2011       $19.624      $18.389       26,362
        ----------------------------------------------------------------
        PUTNAM VT VISTA FUND--CLASS IB
                          2002        $5.532       $3.776      252,355
                          2003        $3.776       $4.945      353,492
                          2004        $4.945       $5.769      310,050
                          2005        $5.769       $6.363      283,334
                          2006        $6.363       $6.600      253,959
                          2007        $6.600       $6.738      176,473
                          2008        $6.738       $3.608      139,005
                          2009        $3.608       $4.924      147,550
                          2010        $4.924       $5.625            0
        ----------------------------------------------------------------
        PUTNAM VT VOYAGER FUND--CLASS IB
                          2002        $6.272       $4.532      699,737
                          2003        $4.532       $5.567      688,542
                          2004        $5.567       $5.751      472,797
                          2005        $5.751       $5.978      379,493
                          2006        $5.978       $6.199      337,223
                          2007        $6.199       $6.433      263,549
                          2008        $6.433       $3.984      191,299
                          2009        $3.984       $6.422      194,111
                          2010        $6.422       $7.629      170,239
                          2011        $7.629       $6.164      176,471



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.


                               83     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15



                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                          2002       $11.210      $11.942       1,498
                          2003       $11.942      $11.867         402
                          2004       $11.867      $11.921         586
                          2005       $11.921      $11.823         774
                          2006       $11.823      $11.942         776
                          2007       $11.942      $12.661         791
                          2008       $12.661      $12.426         660
                          2009       $12.426      $14.712         621
                          2011       $10.000      $15.821         589
        ----------------------------------------------------------------
        PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                          2002        $8.067       $5.843         111
                          2003        $5.843       $7.135         170
                          2004        $7.135       $8.008         170
                          2005        $8.008       $8.454         169
                          2006        $8.454       $9.292         182
                          2007        $9.292       $8.459         195
                          2008        $8.459       $5.099         212
                          2009        $5.099       $4.739           0
        ----------------------------------------------------------------
        PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                          2003       $10.000      $12.854           0
                          2004       $12.854      $14.857           0
                          2005       $14.857      $16.015           0
                          2006       $16.015      $18.056           0
                          2007       $18.056      $15.979       2,770
                          2008       $15.979      $10.133       2,760
                          2009       $10.133      $14.439       2,749
                          2011       $10.000      $16.816       2,727
        ----------------------------------------------------------------
        PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                          2002        $5.150       $3.412           0
                          2003        $3.412       $4.407         913
                          2004        $4.407       $4.638         880
                          2005        $4.638       $4.868         846
                          2006        $4.868       $5.291         814
                          2007        $5.291       $5.710         780
                          2008        $5.710       $3.168         715
                          2009        $3.168       $3.100           0


                               84     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                          2002       $10.050      $10.415       1,426
                          2003       $10.415      $12.234       1,223
                          2004       $12.234      $13.073         121
                          2005       $13.073      $13.183         233
                          2006       $13.183      $13.712         235
                          2007       $13.712      $13.970       9,462
                          2008       $13.970       $9.457      11,953
                          2009        $9.457      $14.377      11,899
                          2011       $10.000      $15.019      11,814
        ----------------------------------------------------------------
        PUTNAM VT EQUITY INCOME FUND--CLASS IB
                          2003       $10.000      $11.976           0
                          2004       $11.976      $13.103       3,536
                          2005       $13.103      $13.528       3,536
                          2006       $13.528      $15.733       1,768
                          2007       $15.733      $15.883       3,942
                          2008       $15.883      $10.702       3,934
                          2009       $10.702      $13.346       4,742
                          2011       $10.000      $14.666       6,970
        ----------------------------------------------------------------
        PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                          2002       $10.699       $9.554       6,368
                          2003        $9.554      $10.941       8,218
                          2004       $10.941      $11.585       4,764
                          2005       $11.585      $11.790       4,764
                          2006       $11.790      $12.912       2,233
                          2007       $12.912      $12.754       1,106
                          2008       $12.754       $7.397       1,106
                          2009        $7.397       $9.093       1,106
                          2011       $10.000       $9.917       1,106
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                          2002        $8.850       $7.440       3,025
                          2003        $7.440       $8.874           5
                          2004        $8.874       $9.474       8,731
                          2005        $9.474       $9.918       8,731
                          2006        $9.918      $10.953       8,731
                          2007       $10.953      $11.031       8,731
                          2008       $11.031       $7.197       8,731
                          2009        $7.197       $9.522       8,731
                          2011       $10.000      $10.413       8,731


                               85     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                          2002        $5.133       $3.898      12,489
                          2003        $3.898       $4.929      12,151
                          2004        $4.929       $5.483       3,641
                          2005        $5.483       $5.836       3,397
                          2006        $5.836       $7.037       3,182
                          2007        $7.037       $7.506       2,798
                          2008        $7.506       $4.014       3,214
                          2009        $4.014       $5.105       3,279
                          2011       $10.000       $5.103       3,168
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
                          2002        $9.595       $7.479       7,791
                          2003        $7.479       $8.664       6,723
                          2004        $8.664       $9.081       6,509
                          2005        $9.081      $10.060       6,310
                          2006       $10.060      $10.119       2,937
                          2007       $10.119       $9.841       6,123
                          2008        $9.841       $7.985       6,123
                          2009        $7.985       $9.845       6,123
                          2011       $10.000       $9.545       6,123
        ----------------------------------------------------------------
        PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
                          2002        $8.520       $6.328       6,739
                          2003        $6.328       $7.730       5,915
                          2004        $7.730       $9.197       1,723
                          2005        $9.197       $9.772       1,981
                          2006        $9.772      $12.148       4,448
                          2007       $12.148      $14.256       4,656
                          2008       $14.256       $9.696       7,769
                          2009        $9.696      $10.185       7,750
                          2011       $10.000       $9.394       7,712
        ----------------------------------------------------------------
        PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                          2002        $9.934       $7.875      13,077
                          2003        $7.875       $9.815      34,706
                          2004        $9.815      $10.672      36,658
                          2005       $10.672      $10.989      33,245
                          2006       $10.989      $12.464      14,505
                          2007       $12.464      $11.458       7,352
                          2008       $11.458       $6.873       7,498
                          2009        $6.873       $8.730       7,356
                          2011       $10.000       $9.117       7,043


                               86     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                          2002        $5.127       $3.376           0
                          2003        $3.376       $4.065       2,200
                          2004        $4.065       $4.047       4,992
                          2005        $4.047       $4.123       6,463
                          2006        $4.123       $4.380       6,438
                          2007        $4.380       $4.517       6,316
                          2008        $4.517       $2.754       6,231
                          2009        $2.754       $3.796       6,148
                          2011       $10.000       $4.088       6,050
        ----------------------------------------------------------------
        PUTNAM VT HIGH YIELD FUND--CLASS IB
                          2002        $9.380       $9.020           0
                          2003        $9.020      $11.168       1,643
                          2004       $11.168      $12.080       1,328
                          2005       $12.080      $12.187       1,184
                          2006       $12.187      $13.181       1,046
                          2007       $13.181      $13.257       3,595
                          2008       $13.257       $9.590       2,858
                          2009        $9.590      $14.093       2,840
                          2011       $10.000      $15.660       2,802
        ----------------------------------------------------------------
        PUTNAM VT INCOME FUND--CLASS IB
                          2002       $11.145      $11.766      34,033
                          2003       $11.766      $12.022      42,198
                          2004       $12.022      $12.285      33,550
                          2005       $12.285      $12.306      17,655
                          2006       $12.306      $12.586       1,809
                          2007       $12.586      $12.957       1,944
                          2008       $12.957       $9.645       1,568
                          2009        $9.645      $13.841       1,390
                          2011       $10.000      $15.290       1,122
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                          2002        $7.118       $5.734      10,845
                          2003        $5.734       $7.212      36,502
                          2004        $7.212       $8.200      34,380
                          2005        $8.200       $9.003      26,919
                          2006        $9.003      $11.252       6,372
                          2007       $11.252      $11.930         439
                          2008       $11.930       $6.542         301
                          2009        $6.542       $7.979         301
                          2011       $10.000       $6.982         301


                               87     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL GROWTH FUND--CLASS IB
                          2002        $4.797       $3.910         237
                          2003        $3.910       $5.097       1,289
                          2004        $5.097       $5.653          14
                          2005        $5.653       $6.548          13
                          2006        $6.548       $8.082          13
                          2007        $8.082       $8.952          13
                          2008        $8.952       $5.038          13
                          2009        $5.038       $6.821          13
                          2011       $10.000       $6.017       2,226
        ----------------------------------------------------------------
        PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB
                          2002        $8.256       $6.530         198
                          2003        $6.530       $8.808         961
                          2004        $8.808      $10.428       2,037
                          2005       $10.428      $11.643       2,245
                          2006       $11.643      $14.495       2,241
                          2007       $14.495      $15.176       6,866
                          2008       $15.176       $8.015       6,833
                          2009        $8.015       $9.897       6,486
                          2011       $10.000       $8.752       7,952
        ----------------------------------------------------------------
        PUTNAM VT INVESTORS FUND--CLASS IB
                          2002        $6.499       $4.581       8,732
                          2003        $4.581       $5.699       7,671
                          2004        $5.699       $6.282       7,451
                          2005        $6.282       $6.688       1,048
                          2006        $6.688       $7.457       1,048
                          2007        $7.457       $6.919       1,048
                          2008        $6.919       $4.092       1,048
                          2009        $4.092       $5.239       1,337
                          2011       $10.000       $5.717       1,097
        ----------------------------------------------------------------
        PUTNAM VT MONEY MARKET FUND--CLASS IB
                          2002       $10.446      $10.348           0
                          2003       $10.348      $10.177       1,078
                          2004       $10.177      $10.023       1,078
                          2005       $10.023      $10.057       1,078
                          2006       $10.057      $10.273      13,427
                          2007       $10.273      $10.532      13,427
                          2008       $10.532      $10.571       6,316
                          2009       $10.571      $10.365       6,316
                          2011       $10.000       $9.929           0


                               88     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT MULTI-CAP GROWTH FUND--CLASS IB
                          2002        $7.817       $5.315         586
                          2003        $5.315       $6.887         172
                          2004        $6.887       $7.434         171
                          2005        $7.434       $8.002         171
                          2006        $8.002       $8.501         185
                          2007        $8.501       $8.794         198
                          2008        $8.794       $5.271         214
                          2009        $5.271       $6.815         646
                          2011       $10.000       $7.405       2,060
        ----------------------------------------------------------------
        PUTNAM VT MULTI-CAP VALUE FUND--CLASS IB
                          2003       $10.000      $12.723       1,106
                          2004       $12.723      $14.373       2,287
                          2005       $14.373      $15.814       2,093
                          2006       $15.814      $17.807         745
                          2007       $17.807      $17.716         641
                          2008       $17.716       $9.910           0
                          2009        $9.910      $13.479           0
                          2011       $10.000      $15.192           0
        ----------------------------------------------------------------
        PUTNAM VT NEW VALUE FUND--CLASS IB
                          2002       $12.119      $10.008       3,804
                          2003       $10.008      $12.973       4,038
                          2004       $12.973      $14.653       3,737
                          2005       $14.653      $15.183       3,723
                          2006       $15.183      $17.237       1,643
                          2007       $17.237      $16.040       1,500
                          2008       $16.040       $8.670         937
                          2009        $8.670       $8.158           0
        ----------------------------------------------------------------
        PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                          2002        $3.378       $2.158           0
                          2003        $2.158       $2.866           0
                          2004        $2.866       $3.044           0
                          2005        $3.044       $3.212           0
                          2006        $3.212       $3.533           0
                          2007        $3.533       $3.896           0
                          2008        $3.896       $2.072           0
                          2009        $2.072       $2.009           0


                               89     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        PUTNAM VT RESEARCH FUND--CLASS IB
                          2002        $7.609       $5.792      13,752
                          2003        $5.792       $7.103      17,488
                          2004        $7.103       $7.476      15,293
                          2005        $7.476       $7.682       7,625
                          2006        $7.682       $8.368       7,599
                          2007        $8.368       $8.233       1,810
                          2008        $8.233       $4.951       1,810
                          2009        $4.951       $6.452       1,799
                          2011       $10.000       $7.064       1,778
        ----------------------------------------------------------------
        PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                          2002       $13.345      $10.672       2,393
                          2003       $10.672      $15.627       4,089
                          2004       $15.627      $19.300       5,053
                          2005       $19.300      $20.215       4,974
                          2006       $20.215      $23.202       1,730
                          2007       $23.202      $19.813       2,303
                          2008       $19.813      $11.756       1,833
                          2009       $11.756      $15.130       1,880
                          2011       $10.000      $17.389       1,746
        ----------------------------------------------------------------
        PUTNAM VT VISTA FUND--CLASS IB
                          2002        $5.640       $3.738         336
                          2003        $3.738       $4.871      13,413
                          2004        $4.871       $5.653      12,809
                          2005        $5.653       $6.204      13,268
                          2006        $6.204       $6.402      13,242
                          2007        $6.402       $6.502       2,146
                          2008        $6.502       $3.465       2,213
                          2009        $3.465       $4.704       2,240
        ----------------------------------------------------------------
        PUTNAM VT VOYAGER FUND--CLASS IB
                          2002        $6.241       $4.486      12,811
                          2003        $4.486       $5.483      54,172
                          2004        $5.483       $5.636      44,413
                          2005        $5.636       $5.829      44,032
                          2006        $5.828       $6.014      15,459
                          2007        $6.014       $6.209       3,455
                          2008        $6.209       $3.825       2,315
                          2009        $3.825       $6.135       2,022
                          2011       $10.000       $5.829       1,970


                               90     PROSPECTUS

APPENDIX C
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply)

                                                                                Income Benefit Amount
                                                                  --------------------------------------------------
                                                                       Purchase                           5%
                                                                    Payment Value                  Roll-Up Value**
                                                                  ------------------              ------------------
                             Beginning                 Contract    Advisor             Maximum     Advisor
              Type of         Contract  Transaction  Value After     and             Anniversary     and
 Date        Occurrence        Value       Amount     Occurrence  Preferred   Plus      Value     Preferred   Plus
--------------------------------------------------------------------------------------------------------------------
1/1/04  Contract Anniversary $   55,000            _ $     55,000 $   50,000 $52,000 $     55,000 $   52,500 $54,600
--------------------------------------------------------------------------------------------------------------------
7/1/04   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $   37,500 $39,000 $     41,250 $   40,347 $41,961
--------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                            Advisor and Preferred  Plus
-------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal            (c)              $50,000        $52,000
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $12,500        $13,000
-------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                            $37,500        $39,000
-------------------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal            (c)              $55,000        $55,000
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,750        $13,750
-------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                            $41,250        $41,250
-------------------------------------------------------------------------------------------------------------------------

5% ROLL-UP VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal
(assumes half years worth of interest on $52,500 and $54,600, respectively)       (c)              $53,796        $55,948
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,449        $13,987
-------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                            $40,347        $41,961
-------------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**A 6% Roll-Up Value was available for Contracts issued before October 2, 2000.

                               91     PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply) The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value and Enhanced Beneficiary Protection Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                 Death Benefit Amount
                                                                  --------------------------------------------------
                                                                                                       Enhanced
                                                                       Purchase                      Beneficiary
                                                                    Payment Value                  Protection Value
                                                                  ------------------              ------------------
                             Beginning                 Contract    Advisor             Maximum     Advisor
              Type of         Contract  Transaction  Value After     and             Anniversary     and
 Date        Occurrence        Value       Amount     Occurrence  Preferred   Plus      Value     Preferred   Plus
--------------------------------------------------------------------------------------------------------------------
1/1/06  Contract Anniversary $   55,000            _ $     55,000 $   50,000 $52,000 $     55,000 $   52,500 $54,600
--------------------------------------------------------------------------------------------------------------------
7/1/06   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $   35,000 $37,000 $     41,250 $   40,347 $41,961
--------------------------------------------------------------------------------------------------------------------

                                                                                            Advisor and Preferred  Plus
-------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                          $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                              $50,000        $52,000
-------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $35,000        $37,000
-------------------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal             (c)              $55,000        $55,000
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,750        $13,750
-------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $41,250        $41,250
-------------------------------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal
(assumes half years worth of interest on $52,500 and $54,600, respectively)       (c)              $53,796        $55,948
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,449        $13,987
-------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $40,347        $41,961
-------------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                               92     PROSPECTUS

APPENDIX E
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT OPTION*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

Assume that the oldest Contract Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

                                                                          ADVISOR,
                                                                       ADVISOR PLUS &
                                                                          ADVISOR
                                                                         PREFERRED
                                                                       --------------
(A) Contract Value:                                                     $125,000.00
(B) Total Purchase Payments:                                            $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                               $0.00
(D) In-Force Premium:                                                   $100,000.00
(E) In-Force Earnings:                          (E) = (A) - (D)         $25,000.00
(F) Cap:                                        (F) = 100% * (D)        $100,000.00
(G) EARNINGS PROTECTION DEATH BENEFIT**:   (G) = MIN [40% * (E); (F)]   $10,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

Assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                    $105,000.00
(2) Total Purchase Payments:                                           $100,000.00
(3) Prior Excess-of-Earnings Withdrawals:                              $0.00
(4) In-Force Premium:                                                  $100,000.00
(5) In-Force Earnings:                          (5) = (1) - (4)        $5,000.00
(6) Withdrawal Amount:                                                 $10,000.00
(7) Excess-of-Earnings Withdrawal:         (7) = (6) - (5) and cannot
                                                  be negative          $5,000.00
(8) Total Excess-of-Earnings Withdrawals:       (8) = (3) + (7)        $5,000.00

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                    $114,000.00
(B) In-Force Premium (before withdrawal):                              $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                              $ 5,000.00
(D) In-Force Premium (after withdrawal):        (D) = (B) - (C)        $95,000.00
(E) In-Force Earnings:                          (E) = (A) - (D)        $19,000.00
(F) Cap:                                        (F) = 100% * (D)       $95,000.00
(G) EARNINGS PROTECTION DEATH BENEFIT**:   (G) = MIN [40% * (E); (F)]  $7,600.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

                               93     PROSPECTUS

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Contract Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                    $130,000.00
(2) Contract Value on Rider Date:                                      $110,000.00
(3) Prior Excess-of-Earnings Withdrawals:                              $0.00
(4) In-Force Premium:                                                  $110,000.00
(5) In-Force Earnings:                          (5) = (1) - (4)        $20,000.00
(6) Withdrawal Amount:                                                 $50,000.00
(7) Excess-of-Earnings Withdrawal:         (7) = (6) - (5) and cannot
                                                  be negative          $30,000.00
(8) Total Excess-of-Earnings Withdrawals:       (8) = (3) + (7)        $30,000.00

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                      $140,000.00
(B) In-Force Premium (before withdrawal and
    purchase payment):                                                   $110,000.00
(C) Total Excess-of-Earnings Withdrawals:                                $30,000.00
(D) Additional Purchase Payment:                                         $40,000.00
(E) In-Force Premium (after withdrawal and
    purchase payment):                         (E) = (B) - (C) + (D)     $120,000.00
(F) In-Force Earnings:                            (F) = (A) - (E)        $20,000.00
(G) Cap:                                          (G) = 50% * (E)        $60,000.00
(H) EARNINGS PROTECTION DEATH BENEFIT**:     (H) = MIN [25% * (F); (G)]  $5,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been age 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

EXAMPLE 4: SPOUSAL CONTINUATION:

This example is intended to illustrate the effect of a surviving spouse electing to continue the contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Rider. Assume that the oldest Contract Owner or Annuitant is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Rider but without any other rider) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                      $150,000.00
(B) In-Force Premium (before withdrawal and
    purchase payment):                                                   $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                                $0.00
(D) Additional Purchase Payment:                                         $0.00
(E) In-Force Premium (after withdrawal and
    purchase payment):                                                   $100,000.00
(F) In-Force Earnings:                            (F) = (A) - (E)        $50,000.00
(G) Cap:                                          (G) = 100% * (E)       $100,000.00
(H) EARNINGS PROTECTION DEATH BENEFIT**:     (H) = MIN [40% * (F); (G)]  $20,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                               94     PROSPECTUS

The calculation of the Continued Contract Value is:

(1) Premium invested (for the purposes
    of calculating the Death Benefit):                             $100,000.00
(2) Contract Value:                                                $150,000.00
(3) Maximum Anniversary Value:                                     $160,000.00
(4) Death Benefit (excluding Earnings
    Protection Death Benefit):          (4) = MAX [(1); (2); (3)]  $160,000.00
(5) Earnings Protection Death Benefit:       (H) from above        $20,000.00
(6) Continuing Contract Value:               (6) = (4) + (5)       $180,000.00

Assume the surviving spouse is age 68 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Rider at an additional mortality and expense risk charge of 0.35% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Rider at the time of continuation.

                               95     PROSPECTUS

PA243-2

[LOGO]

               THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS


             Statement of Additional Information dated May 1, 2012


Allstate Life Insurance Company
P.O. Box 758564
Topeka, KS 66675-8564
1-800-390-1277

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

   .   Allstate Advisor

   .   Allstate Advisor Plus

   .   Allstate Advisor Preferred

The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2012 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments                        2
The Contracts                                                               2
Calculation of Accumulation Unit Values                                     5
Calculation of Variable Income Payments                                     6
General Matters                                                             7
Experts                                                                     8
Financial Statements                                                        8
Appendix A                                                                A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ended December 31, 2011 was $0. Commission income of Allstate Distributors for the fiscal year ending
December 31, 2010 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2009 was $0. The offering of the Contracts is continuous.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

   . Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

   . Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

   . Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the

Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement (which report relating to the financial statements and financial statement schedules of Allstate Life Insurance Company expresses an unqualified opinion on the financial statements and financial statement schedules and includes an explanatory paragraph referring to a change in recognition and presentation for other-than-temporary impairments of debt securities in 2009.) Such financial statements and financial statement schedules have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I, as of December 31, 2011 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

The Allstate Advisor, Allstate Advisor Plus, Allstate Advisor Preferred with No Withdrawal Charge Option, Allstate Advisor Preferred with the 3 year Withdrawal Charge Option and Allstate Advisor Preferred with the 5 year Withdrawal Charge Option Contracts were first offered on October 14, 2002.

The Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option, with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002.

The Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, the MAV Death Benefit Option at 0.20% was first offered on May 1, 2003.

All of the Variable Sub-Accounts shown below were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Invesco Van Kampen V.I. Comstock Fund - Series II Sub-Account, Invesco Van Kampen V.I. Equity and Income Fund - Series II Sub-Account, UIF Capital Growth, Class I Sub-Account and UIF Capital Growth, Class II Sub-Account, and Invesco Van Kampen V.I. Mid Cap Value Fund - Series I Sub-Account and Invesco Van Kampen V.I. Mid Cap Value Fund - Series II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Global Discovery Securities Fund - Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund - Class IB Sub-Account which was first offered under the Contracts on February 13, 2009. The Invesco Van Kampen V.I. Equity and Income Fund - Series II, the Invesco Van Kampen V.I Mid Cap Value Fund - Series I, the Invesco Van Kampen V.I. Mid Cap Value Fund - Series II, the Invesco Van Kampen V.I. Capital Growth Fund - Series II, the Invesco Van Kampen V.I. Comstock Fund
- Series II, the Invesco Van Kampen V.I. Growth and Income Fund - Series II, and the Invesco Van Kampen V.I. Mid Cap Growth Fund - Series II, which were first offered under the Contracts on June 1, 2010.


The names of the following Sub-Accounts changed since December 31, 2011. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2011:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2011
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)       SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2012
 -----------------------------------------------------------------------------
 Lord Abbett Series Fund - Mid-Cap      Lord Abbett Series Fund - Mid-Cap
  Value                                  Stock
 Invesco Van Kampen V.I. Mid-Cap Value  Invesco Van Kampen V.I. American
  - Series I                            Value - Series I
 Invesco Van Kampen V.I. Mid-Cap Value  Invesco Van Kampen V.I. American
  - Series II                           Value - Series II
 Invesco Van Kampen V.I. Capital        Invesco Van Kampen V.I. American
  Growth - Series II                     Franchise - Series II
 -----------------------------------------------------------------------------

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
              INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.25


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.280        19,230
                              2007       $10.280      $11.885        40,409
                              2008       $11.885      $ 6.713       113,881
                              2009       $ 6.713      $ 8.963       113,895
                              2010       $ 8.963      $10.329       102,512
                              2011       $10.329      $ 9.897        77,285
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.472             0
                              2007       $10.472      $11.190             0
                              2008       $11.190      $ 8.253         4,360
                              2009       $ 8.253      $10.083         1,962
                              2010       $10.083      $11.184             0
                              2011       $11.184      $10.976             0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.502             0
                              2007       $10.502      $11.382         2,228
                              2008       $11.382      $ 7.538             0
                              2009       $ 7.538      $ 9.551             0
                              2010       $ 9.551      $10.762         2,620
                              2011       $10.762      $10.476             0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.511             0
                              2007       $10.511      $11.507             0
                              2008       $11.507      $ 7.012         3,229
                              2009       $ 7.012      $ 9.065         3,199
                              2010       $ 9.065      $10.355             0
                              2011       $10.355      $ 9.917             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.363             0
                              2007       $10.363      $10.817             0
                              2008       $10.817      $ 9.520             0
                              2009       $ 9.520      $10.756         1,449
                              2010       $10.756      $11.371         1,421
                              2011       $11.371      $11.363           275
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.756           599
                              2007       $ 9.756      $11.760         8,680
                              2008       $11.760      $ 6.401         8,630
                              2009       $ 6.401      $ 9.112         8,276
                              2010       $ 9.112      $10.756         8,226
                              2011       $10.756      $10.649         8,185
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.835         1,987
                              2007       $10.835      $11.231         5,962
                              2008       $11.231      $ 6.956         6,444
                              2009       $ 6.956      $ 8.659         2,256
                              2010       $ 8.659      $ 9.792         2,262
                              2011       $ 9.792      $ 9.823         1,669
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.889         6,338
                              2007       $ 9.889      $11.240        21,018
                              2008       $11.240      $ 6.690        28,306
                              2009       $ 6.690      $ 9.215        26,590
                              2010       $ 9.215      $11.678        23,447
                              2011       $11.678      $10.261        19,850
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.857         6,396
                              2003       $10.857      $13.450       218,778
                              2004       $13.450      $14.664       226,749
                              2005       $14.664      $14.961       205,203
                              2006       $14.961      $17.217       187,959
                              2007       $17.217      $16.339       150,612
                              2008       $16.339      $10.444       138,797
                              2009       $10.444      $13.027       133,236
                              2010       $13.027      $14.981       126,933
                              2011       $14.981      $15.121       108,702

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.252         9,715
                              2005       $11.252      $11.268        47,322
                              2006       $11.268      $13.132        60,918
                              2007       $13.132      $13.428        71,182
                              2008       $13.428      $ 9.310        67,408
                              2009       $ 9.310      $12.442        59,691
                              2010       $12.442      $13.817        64,194
                              2011       $13.817      $13.943        56,714
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.529           333
                              2005       $10.529      $10.488        38,526
                              2006       $10.488      $11.464        51,573
                              2007       $11.464      $12.002        55,125
                              2008       $12.002      $ 7.744        48,763
                              2009       $ 7.744      $ 9.902        44,713
                              2010       $ 9.902      $10.891        38,025
                              2011       $10.891      $10.573        32,771
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.231        33,922
                              2003       $11.231      $12.742       193,787
                              2004       $12.742      $17.838       137,664
                              2005       $17.838      $19.124       137,902
                              2006       $19.124      $22.050       128,630
                              2007       $22.050      $21.213       102,685
                              2008       $21.213      $14.004        91,135
                              2009       $14.004      $17.827        86,757
                              2010       $17.827      $22.530        63,660
                              2011       $22.530      $21.371        47,364
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.541         9,528
                              2003       $11.541      $15.612        59,595
                              2004       $15.612      $17.153        59,182
                              2005       $17.153      $17.716        52,203
                              2006       $17.716      $18.979        47,432
                              2007       $18.979      $20.807        41,313
                              2008       $20.807      $11.792        37,675
                              2009       $11.792      $16.687        35,517
                              2010       $16.687      $20.990        26,211
                              2011       $20.990      $19.689        13,415
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.263         3,500
                              2005       $10.263      $10.359         9,710
                              2006       $10.359      $10.620        15,155
                              2007       $10.620      $11.158        18,647
                              2008       $11.158      $11.832        54,057
                              2009       $11.832      $12.023        56,595
                              2010       $12.023      $12.476        61,303
                              2011       $12.476      $12.995        40,380

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $11.030         5,290
                              2007       $11.030      $12.158        16,090
                              2008       $12.158      $ 8.573        20,736
                              2009       $ 8.573      $10.420        22,016
                              2010       $10.420      $11.498        25,077
                              2011       $11.498      $10.997        14,685
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.330        22,849
                              2003       $10.330      $12.742       193,787
                              2004       $12.742      $14.145       192,757
                              2005       $14.145      $15.413       181,982
                              2006       $15.413      $17.984       177,982
                              2007       $17.984      $18.340       154,657
                              2008       $18.340      $11.368       134,273
                              2009       $11.368      $14.123       126,359
                              2010       $14.123      $15.478       112,456
                              2011       $15.478      $15.097        93,650
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.239         5,597
                              2003       $11.239      $16.948        28,783
                              2004       $16.948      $20.832        26,311
                              2005       $20.832      $26.164        29,622
                              2006       $26.164      $33.032        30,534
                              2007       $33.032      $41.925        25,589
                              2008       $41.925      $19.542        26,343
                              2009       $19.542      $33.243        27,515
                              2010       $33.243      $38.526        23,876
                              2011       $38.526      $31.951        21,945
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.481         4,560
                              2003       $10.481      $13.658        64,641
                              2004       $13.658      $15.955        63,690
                              2005       $15.955      $17.325        89,851
                              2006       $17.325      $20.739        93,134
                              2007       $20.739      $23.598        90,986
                              2008       $23.598      $13.867        85,586
                              2009       $13.867      $18.729        75,034
                              2010       $18.729      $20.012        60,040
                              2011       $20.012      $17.626        53,980

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.727         8,660
                              2003       $10.727      $12.945        70,971
                              2004       $12.945      $14.638        61,491
                              2005       $14.638      $13.984        59,235
                              2006       $13.984      $15.543        52,908
                              2007       $15.543      $17.004        44,708
                              2008       $17.004      $17.799        29,116
                              2009       $17.799      $20.820        26,142
                              2010       $20.820      $23.486        23,588
                              2011       $23.486      $22.947        19,942
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.415         2,119
                              2003       $ 9.415      $11.789        40,700
                              2004       $11.789      $12.407        47,227
                              2005       $12.407      $13.162        47,273
                              2006       $13.162      $13.314        38,613
                              2007       $13.314      $15.305        32,001
                              2008       $15.305      $ 7.676        32,932
                              2009       $ 7.676      $12.531        29,869
                              2010       $12.531      $14.767        24,866
                              2011       $14.767      $13.625        23,741
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.355        10,486
                              2005       $11.355      $11.652        33,416
                              2006       $11.652      $13.327        38,961
                              2007       $13.327      $12.828        34,314
                              2008       $12.828      $ 8.117        38,224
                              2009       $ 8.117      $10.273        23,989
                              2010       $10.273      $11.714        20,091
                              2011       $11.714      $11.302        18,913
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.978         9,199
                              2005       $10.978      $11.619        36,099
                              2006       $11.619      $12.892        37,391
                              2007       $12.892      $13.133        38,438
                              2008       $13.133      $10.008        34,934
                              2009       $10.008      $12.082        23,767
                              2010       $12.082      $13.341        20,301
                              2011       $13.341      $12.978        15,433
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.659        17,847
                              2003       $10.659      $13.413       142,747
                              2004       $13.413      $15.086       166,319
                              2005       $15.086      $16.315       163,094
                              2006       $16.315      $18.649       131,863
                              2007       $18.649      $18.843       118,822
                              2008       $18.843      $12.589        94,131
                              2009       $12.589      $15.400        86,948
                              2010       $15.400      $17.028        74,968
                              2011       $17.028      $16.404        61,690

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.141        28,502
                              2005       $11.141      $12.202        24,316
                              2006       $12.202      $12.618        21,265
                              2007       $12.618      $14.624        19,314
                              2008       $14.624      $ 7.663        12,554
                              2009       $ 7.663      $11.810        10,973
                              2010       $11.810      $14.815         9,337
                              2011       $14.815      $13.235         4,940
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.318        54,172
                              2005       $11.318      $12.529        50,464
                              2006       $12.529      $14.905        48,100
                              2007       $14.905      $15.841        46,291
                              2008       $15.841      $ 9.166        45,656
                              2009       $ 9.166      $12.577        39,472
                              2010       $12.577      $15.152        30,907
                              2011       $15.152      $15.072        26,320
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.311             0
                              2005       $11.311      $12.503         2,922
                              2006       $12.503      $14.865         3,619
                              2007       $14.865      $15.784         1,015
                              2008       $15.784      $ 9.113           973
                              2009       $ 9.113      $12.499         1,301
                              2010       $12.499      $15.052         1,177
                              2011       $15.052      $14.958           266
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.367           441
                              2005       $10.367      $10.351        18,148
                              2006       $10.351      $11.154        24,990
                              2007       $11.154      $11.673        24,883
                              2008       $11.673      $ 9.487        24,060
                              2009       $ 9.487      $12.559        14,361
                              2010       $12.559      $13.903        17,108
                              2011       $13.903      $14.304        15,724

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.916         5,584
                              2005       $10.916      $11.507        18,712
                              2006       $11.507      $13.002        24,518
                              2007       $13.002      $13.676        19,335
                              2008       $13.676      $ 9.614        21,129
                              2009       $ 9.614      $11.937        20,366
                              2010       $11.937      $14.004        22,832
                              2011       $14.004      $13.183        19,286
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.900         9,989
                              2005       $10.900      $11.093        57,667
                              2006       $11.093      $12.822        56,257
                              2007       $12.822      $13.071        56,690
                              2008       $13.071      $ 8.190        57,432
                              2009       $ 8.190      $ 9.598        41,619
                              2010       $ 9.598      $11.107        37,051
                              2011       $11.107      $10.281        25,588
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.148         2,037
                              2005       $11.148      $11.496        12,476
                              2006       $11.496      $12.226        17,077
                              2007       $12.226      $14.613        16,428
                              2008       $14.613      $ 8.894        16,215
                              2009       $ 8.894      $12.759        14,422
                              2010       $12.759      $15.458        14,447
                              2011       $15.458      $13.705        17,525
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.131        11,073
                              2005       $11.131      $11.874        57,529
                              2006       $11.874      $13.135        53,543
                              2007       $13.135      $13.020        48,151
                              2008       $13.020      $ 7.782        37,718
                              2009       $ 7.782      $ 9.711        37,606
                              2010       $ 9.711      $12.005        29,593
                              2011       $12.005      $11.358        26,057
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.700         8,581
                              2003       $10.702      $13.150        95,690
                              2004       $13.152      $14.230        99,028
                              2005       $14.232      $14.540        90,250
                              2006       $14.543      $15.890        79,103
                              2007       $15.890      $16.206        74,473
                              2008       $16.206      $ 9.006        60,139
                              2009       $ 9.006      $10.794        60,604
                              2010       $10.794      $11.987        52,068
                              2011       $11.987      $11.860        43,559

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.310         4,928
                              2004       $12.310      $12.936        28,748
                              2005       $12.936      $13.370        56,712
                              2006       $13.370      $14.190        57,849
                              2007       $14.190      $15.923        53,949
                              2008       $15.923      $ 8.527        55,037
                              2009       $ 8.527      $12.115        46,135
                              2010       $12.115      $13.033        45,077
                              2011       $13.033      $12.669        39,218
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.114             0
                              2005       $10.114      $10.201         5,682
                              2006       $10.201      $10.551        16,401
                              2007       $10.551      $10.823        18,981
                              2008       $10.823      $ 6.499        24,726
                              2009       $ 6.499      $ 6.985        21,994
                              2010       $ 6.985      $ 7.661        19,849
                              2011       $ 7.661      $ 8.150        21,432
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.154         2,307
                              2003       $10.154      $14.297        63,270
                              2004       $14.297      $16.751        63,708
                              2005       $16.751      $18.832        70,885
                              2006       $18.832      $21.785        62,201
                              2007       $21.785      $22.775        54,157
                              2008       $22.775      $13.393        46,814
                              2009       $13.393      $18.396        40,162
                              2010       $18.396      $20.978        34,744
                              2011       $20.978      $18.913        28,432
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.557        37,912
                              2003       $10.557      $12.190       258,333
                              2004       $12.190      $13.028       323,680
                              2005       $13.028      $13.159       331,528
                              2006       $13.159      $13.908       276,953
                              2007       $13.908      $15.016       246,305
                              2008       $15.016      $12.656       209,483
                              2009       $12.656      $14.770       187,450
                              2010       $14.770      $16.708       159,529
                              2011       $16.708      $16.575       131,721

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.667         1,353
                              2003       $10.667      $13.015        55,246
                              2004       $13.015      $13.948        62,908
                              2005       $13.948      $14.023        73,695
                              2006       $14.023      $15.097        60,935
                              2007       $15.097      $14.808        45,466
                              2008       $14.808      $ 3.127        71,044
                              2009       $ 3.127      $ 3.882       105,974
                              2010       $ 3.882      $ 4.379        81,427
                              2011       $ 4.379      $ 4.205        49,719
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.183        33,999
                              2003       $10.183      $12.689       290,811
                              2004       $12.689      $13.350       291,723
                              2005       $13.650      $14.227       279,256
                              2006       $14.227      $16.092       264,079
                              2007       $16.092      $16.517       239,886
                              2008       $16.517      $ 9.991       183,998
                              2009       $ 9.991      $12.604       170,176
                              2010       $12.604      $14.389       143,568
                              2011       $14.389      $14.137       121,167
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.359        15,591
                              2003       $10.359      $14.728       100,727
                              2004       $14.728      $17.300       101,524
                              2005       $17.300      $18.708       102,132
                              2006       $18.708      $21.142        90,630
                              2007       $21.142      $20.546        75,452
                              2008       $20.546      $12.554        64,095
                              2009       $12.554      $16.937        56,266
                              2010       $16.937      $20.542        47,441
                              2011       $20.542      $19.764        36,172
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.066         2,371
                              2003       $10.066      $12.445        45,716
                              2004       $12.445      $14.649        46,386
                              2005       $14.649      $16.169        44,486
                              2006       $16.169      $16.367        39,594
                              2007       $16.367      $17.104        32,728
                              2008       $17.104      $ 8.561        29,257
                              2009       $ 8.561      $11.160        26,667
                              2010       $11.160      $13.988        21,427
                              2011       $13.988      $13.902        17,768

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.924        33,718
                              2010       $12.924      $14.344        27,197
                              2011       $14.344      $14.409        24,278
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.520        20,020
                              2003       $10.520      $12.136       250,269
                              2004       $12.136      $12.943       237,712
                              2005       $12.943      $13.267       232,345
                              2006       $13.267      $14.636       213,811
                              2007       $14.636      $14.561       177,989
                              2008       $14.561      $ 8.507       150,165
                              2009       $ 8.507      $10.533       139,679
                              2010       $10.533      $11.506       131,136
                              2011       $11.506      $11.654       111,416
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.393            20
                              2003       $10.393      $12.487        29,098
                              2004       $12.487      $13.428        28,825
                              2005       $13.428      $14.158        27,131
                              2006       $14.158      $15.749        30,608
                              2007       $15.749      $15.977        34,727
                              2008       $15.977      $10.500        27,848
                              2009       $10.500      $13.992        26,946
                              2010       $13.992      $15.816        21,534
                              2011       $15.816      $15.524        18,877
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.729        10,354
                              2003       $ 9.729      $11.352        71,720
                              2004       $11.352      $11.986        69,613
                              2005       $11.986      $13.373        63,743
                              2006       $13.373      $13.549        55,151
                              2007       $13.549      $13.273        48,472
                              2008       $13.273      $10.848        39,267
                              2009       $10.848      $13.472        35,702
                              2010       $13.472      $13.605        26,836
                              2011       $13.605      $13.252        22,351
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.476           317
                              2003       $11.476      $14.119         8,787
                              2004       $14.119      $16.921         8,888
                              2005       $16.921      $18.108         8,155
                              2006       $18.108      $22.673         5,151
                              2007       $22.673      $26.802         4,862
                              2008       $26.802      $18.361         4,674
                              2009       $18.361      $19.428         4,724
                              2010       $19.428      $19.499         3,429
                              2011       $19.499      $18.180         3,348

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.804        58,580
                              2003       $10.804      $13.564       349,642
                              2004       $13.564      $14.854       349,565
                              2005       $14.854      $15.406       305,101
                              2006       $15.406      $17.601       279,669
                              2007       $17.601      $16.299       243,417
                              2008       $16.299      $ 9.848       197,264
                              2009       $ 9.848      $12.599       195,329
                              2010       $12.599      $14.203       156,616
                              2011       $14.203      $13.349       124,274
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.747         3,668
                              2003       $10.747      $13.403        55,204
                              2004       $13.403      $14.603        69,149
                              2005       $14.603      $14.839        58,776
                              2006       $14.839      $16.165        47,985
                              2007       $16.165      $16.376        44,897
                              2008       $16.376      $11.933        31,178
                              2009       $11.933      $17.663        27,029
                              2010       $17.663      $19.853        24,684
                              2011       $19.853      $19.911        20,024
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.190        51,179
                              2003       $10.190      $10.488       327,218
                              2004       $10.488      $10.795       316,203
                              2005       $10.795      $10.891       328,808
                              2006       $10.891      $11.220       318,100
                              2007       $11.220      $11.636       282,098
                              2008       $11.636      $ 8.724       232,987
                              2009       $ 8.724      $12.610       230,070
                              2010       $12.610      $13.655       178,218
                              2011       $13.655      $14.132       136,402
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.610        38,278
                              2003       $10.610      $13.440       154,338
                              2004       $13.440      $15.392       148,448
                              2005       $15.392      $17.022       146,280
                              2006       $17.022      $21.428       141,449
                              2007       $21.428      $22.885       123,225
                              2008       $22.885      $12.642       109,036
                              2009       $12.642      $15.529       110,612
                              2010       $15.529      $16.840        87,998
                              2011       $16.840      $13.787        64,509

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.413         4,934
                              2003       $10.413      $13.048        43,199
                              2004       $13.048      $14.486        39,328
                              2005       $14.486      $15.535        41,108
                              2006       $15.535      $17.446        37,393
                              2007       $17.446      $16.305        39,707
                              2008       $16.305      $ 9.715        29,734
                              2009       $ 9.715      $12.526        29,038
                              2010       $12.526      $14.064        26,873
                              2011       $14.064      $13.868        23,441
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.990           738
                              2003       $ 9.990      $ 9.896        42,710
                              2004       $ 9.896      $ 9.818        57,779
                              2005       $ 9.818      $ 9.922        48,887
                              2006       $ 9.922      $10.209       108,562
                              2007       $10.209      $10.542        85,948
                              2008       $10.542      $10.657       117,132
                              2009       $10.657      $10.526       127,806
                              2010       $10.526      $10.378        73,045
                              2011       $10.378      $10.230        51,324
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.384         6,937
                              2003       $10.384      $13.555        61,351
                              2004       $13.555      $14.737        61,896
                              2005       $14.737      $15.978        57,306
                              2006       $15.978      $17.097        51,570
                              2007       $17.097      $17.816        44,211
                              2008       $17.816      $10.756        38,169
                              2009       $10.756      $14.008        34,824
                              2010       $14.008      $16.506        81,872
                              2011       $16.506      $15.442        56,792
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.210         4,624
                              2003       $11.210      $14.637        43,139
                              2004       $14.637      $16.652        48,563
                              2005       $16.652      $17.380        61,948
                              2006       $17.380      $19.874        56,783
                              2007       $19.874      $18.629        54,172
                              2008       $18.629      $10.142        36,745
                              2009       $10.142      $ 9.551             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.648         5,434
                              2003       $10.648      $13.152        56,028
                              2004       $13.152      $13.943        58,326
                              2005       $13.943      $14.432        55,826
                              2006       $14.432      $15.834        48,454
                              2007       $15.834      $15.692        40,621
                              2008       $15.692      $ 9.504        37,733
                              2009       $ 9.504      $12.476        36,161
                              2010       $12.476      $14.310        27,439
                              2011       $14.310      $13.858        23,974
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.378        32,009
                              2003       $10.378      $13.621       114,773
                              2004       $13.621      $15.923       110,506
                              2005       $15.923      $17.601        97,896
                              2006       $17.601      $18.294        91,588
                              2007       $18.294      $18.716        82,060
                              2008       $18.716      $10.045        67,271
                              2009       $10.045      $13.736        68,162
                              2010       $13.736      $15.715             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.114        81,280
                              2003       $10.114      $12.452       510,758
                              2004       $12.452      $12.890       492,964
                              2005       $12.890      $13.429       447,056
                              2006       $13.429      $13.955       388,246
                              2007       $13.955      $14.512       320,719
                              2008       $14.512      $ 9.006       254,822
                              2009       $ 9.006      $14.549       220,659
                              2010       $14.549      $17.322       173,992
                              2011       $17.322      $14.025       146,423
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.065             0
                              2003       $11.065      $13.934         4,060
                              2004       $13.934      $15.118         5,029
                              2005       $15.118      $16.709         6,350
                              2006       $16.709      $18.248         6,759
                              2007       $18.248      $19.134         4,613
                              2008       $19.134      $16.033         3,502
                              2009       $16.033      $20.561         3,366
                              2010       $20.561      $22.239         2,948
                              2011       $22.239      $23.429         3,885

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.114         9,473
                              2005       $11.114      $12.267        21,695
                              2006       $12.267      $14.691        31,152
                              2007       $14.691      $15.895        27,737
                              2008       $15.895      $11.132        24,696
                              2009       $11.132      $14.215        17,103
                              2010       $14.215      $15.979        18,648
                              2011       $15.979      $17.174        17,676
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.774        23,992
                              2005       $10.774      $12.288        21,752
                              2006       $12.288      $12.609        20,933
                              2007       $12.609      $15.148        19,667
                              2008       $15.148      $ 7.586        19,702
                              2009       $ 7.586      $12.379        14,401
                              2010       $12.379      $14.990        12,332
                              2011       $14.990      $14.361        11,844
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.749             0
                              2005       $10.749      $12.234             0
                              2006       $12.234      $12.518             0
                              2007       $12.518      $15.010             0
                              2008       $15.010      $ 7.493             0
                              2009       $ 7.493      $12.197             0
                              2010       $12.197      $14.739             0
                              2011       $14.739      $14.086             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.843         4,277
                              2007       $ 9.843      $11.894         5,547
                              2008       $11.894      $ 6.234         9,359
                              2009       $ 6.234      $ 9.670         8,859
                              2010       $ 9.670      $12.606         6,780
                              2011       $12.606      $11.533         7,083
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.607           272
                              2004       $13.607      $15.953         4,080
                              2005       $15.953      $17.749         2,984
                              2006       $17.749      $19.565         2,350
                              2007       $19.565      $19.853         2,480
                              2008       $19.853      $11.655         2,959
                              2009       $11.655      $16.845         3,520
                              2010       $16.845      $21.012         2,407
                              2011       $21.012      $18.905         1,938

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.706         3,487
                              2003       $10.706      $14.574        54,677
                              2004       $14.574      $19.545        59,117
                              2005       $19.545      $22.492        64,224
                              2006       $22.492      $30.519        56,368
                              2007       $30.519      $24.882        46,256
                              2008       $24.882      $15.191        36,872
                              2009       $15.191      $19.238        38,108
                              2010       $19.238      $24.560        29,659
                              2011       $24.560      $25.577        25,001
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.910        30,518
                              2005       $ 9.910      $10.005        32,307
                              2006       $10.005      $10.272        25,526
                              2007       $10.272      $10.575        14,299
                              2008       $10.575      $10.609        66,470
                              2009       $10.609      $10.463             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          WITH MAV DEATH BENEFIT OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.3


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.277       155,450
                              2007       $10.277      $11.875       299,381
                              2008       $11.875      $ 6.704       661,431
                              2009       $ 6.704      $ 8.946       713,393
                              2010       $ 8.946      $10.304       613,741
                              2011       $10.304      $ 9.869       509,190
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.469        62,415
                              2007       $10.469      $11.180        75,428
                              2008       $11.180      $ 8.242       165,870
                              2009       $ 8.242      $10.064       130,881
                              2010       $10.064      $11.158       127,932
                              2011       $11.158      $10.945        97,121
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.498        15,093
                              2007       $10.498      $11.372        14,597
                              2008       $11.372      $ 7.528        60,344
                              2009       $ 7.528      $ 9.533        63,384
                              2010       $ 9.533      $10.736        74,263
                              2011       $10.736      $10.445        58,337
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.507        10,675
                              2007       $10.507      $11.497        17,681
                              2008       $11.497      $ 7.002        38,396
                              2009       $ 7.002      $ 9.048        26,249
                              2010       $ 9.048      $10.330        21,996
                              2011       $10.330      $ 9.889        19,922

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.359             0
                              2007       $10.359      $10.808         1,991
                              2008       $10.808      $ 9.507        11,865
                              2009       $ 9.507      $10.736        22,822
                              2010       $10.736      $11.344        16,421
                              2011       $11.344      $11.330        33,395
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.753             0
                              2007       $ 9.753      $11.750        19,214
                              2008       $11.750      $ 6.393        22,758
                              2009       $ 6.393      $ 9.095        19,034
                              2010       $ 9.095      $10.730        88,500
                              2011       $10.730      $10.618         9,871
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.831         4,632
                              2007       $10.831      $11.222        17,111
                              2008       $11.222      $ 6.947        51,558
                              2009       $ 6.947      $ 8.643        61,139
                              2010       $ 8.643      $ 9.768        42,334
                              2011       $ 9.768      $ 9.795        43,654
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.885        96,654
                              2007       $ 9.885      $11.231       160,352
                              2008       $11.231      $ 6.681       134,174
                              2009       $ 6.681      $ 9.198       115,250
                              2010       $ 9.198      $11.650        99,137
                              2011       $11.650      $10.231        75,145
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.730      $13.450       326,845
                              2004       $13.450      $14.650       656,096
                              2005       $14.650      $14.941       718,178
                              2006       $14.941      $17.185       679,373
                              2007       $17.185      $16.300       660,353
                              2008       $16.300      $10.414       556,870
                              2009       $10.414      $12.983       519,164
                              2010       $12.983      $14.923       445,807
                              2011       $14.923      $15.054       341,141

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.250       141,993
                              2005       $11.250      $11.259       549,759
                              2006       $11.259      $13.114       790,113
                              2007       $13.114      $13.403       994,792
                              2008       $13.403      $ 9.288       979,377
                              2009       $ 9.288      $12.406       881,282
                              2010       $12.406      $13.770       767,450
                              2011       $13.770      $13.889       640,839
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.530        30,721
                              2005       $10.530      $10.481       260,431
                              2006       $10.481      $11.451       540,937
                              2007       $11.451      $11.982       706,339
                              2008       $11.982      $ 7.728       609,136
                              2009       $ 7.728      $ 9.876       544,937
                              2010       $ 9.876      $10.856       497,416
                              2011       $10.856      $10.534       416,861
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.070      $14.620       181,724
                              2004       $14.620      $17.820       282,418
                              2005       $17.820      $19.098       355,474
                              2006       $19.098      $22.009       368,636
                              2007       $22.009      $21.163       338,279
                              2008       $21.163      $13.964       274,643
                              2009       $13.964      $17.767       236,672
                              2010       $17.767      $22.442       211,631
                              2011       $22.442      $21.277       165,473
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.860      $15.610             0
                              2004       $15.610      $17.140             0
                              2005       $17.140      $17.692             0
                              2006       $17.692      $18.944             0
                              2007       $18.944      $20.758             0
                              2008       $20.758      $11.759           964
                              2009       $11.759      $16.631         2,819
                              2010       $16.631      $20.909         2,659
                              2011       $20.909      $19.603         2,553
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.260       100,215
                              2005       $10.260      $10.350       168,566
                              2006       $10.350      $10.606       179,585
                              2007       $10.606      $11.137       154,824
                              2008       $11.137      $11.804       150,508
                              2009       $11.804      $11.988       169,823
                              2010       $11.988      $12.434       186,125
                              2011       $12.434      $12.945       189,418

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $11.026        68,613
                              2007       $11.026      $12.148       120,181
                              2008       $12.148      $ 8.562       132,370
                              2009       $ 8.562      $10.401       143,722
                              2010       $10.401      $11.471       147,598
                              2011       $11.471      $10.966       111,639
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.630      $12.740       239,413
                              2004       $12.740      $14.130       544,884
                              2005       $14.130      $15.392       726,480
                              2006       $15.392      $17.951       782,211
                              2007       $17.951      $18.297       781,456
                              2008       $18.297      $11.336       678,657
                              2009       $11.336      $14.075       614,608
                              2010       $14.075      $15.418       542,233
                              2011       $15.418      $15.031       414,692
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.710      $16.940        30,297
                              2004       $16.940      $20.810        93,983
                              2005       $20.810      $26.129       122,769
                              2006       $26.129      $32.971       132,770
                              2007       $32.971      $41.826       122,493
                              2008       $41.826      $19.486       118,270
                              2009       $19.486      $33.130       105,344
                              2010       $33.130      $38.377        97,568
                              2011       $38.377      $31.811        82,821
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.410      $13.650       105,675
                              2004       $13.650      $15.940       215,746
                              2005       $15.940      $17.302       375,969
                              2006       $17.302      $20.700       520,160
                              2007       $20.700      $23.542       532,153
                              2008       $23.542      $13.827       470,459
                              2009       $13.827      $18.666       424,346
                              2010       $18.666      $19.934       358,865
                              2011       $19.934      $17.549       314,662
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.620      $12.940             0
                              2004       $12.940      $14.630             0
                              2005       $14.630      $13.965             0
                              2006       $13.965      $15.515             0
                              2007       $15.515      $16.964             0
                              2008       $16.964      $17.748         1,734
                              2009       $17.748      $20.750         1,052
                              2010       $20.750      $23.395           988
                              2011       $23.395      $22.846           930

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.960      $11.790        63,623
                              2004       $11.790      $12.400       153,609
                              2005       $12.400      $13.145       171,971
                              2006       $13.145      $13.289       169,686
                              2007       $13.289      $15.269       149,288
                              2008       $15.269      $ 7.654       155,525
                              2009       $ 7.654      $12.489       133,478
                              2010       $12.489      $14.710       109,595
                              2011       $14.710      $13.565        79,206
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.350       134,587
                              2005       $11.350      $11.642       366,483
                              2006       $11.642      $13.309       400,016
                              2007       $13.309      $12.805       396,635
                              2008       $12.805      $ 8.098       373,817
                              2009       $ 8.098      $10.243       334,818
                              2010       $10.243      $11.674       313,478
                              2011       $11.674      $11.258       259,122
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.970       153,373
                              2005       $10.970      $11.609       590,229
                              2006       $11.609      $12.875       479,409
                              2007       $12.875      $13.108       473,562
                              2008       $13.108      $ 9.984       412,712
                              2009       $ 9.984      $12.047       380,880
                              2010       $12.047      $13.296       338,101
                              2011       $13.296      $12.928       264,194
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.810      $13.410       216,906
                              2004       $13.410      $15.070       484,719
                              2005       $15.070      $16.293       586,279
                              2006       $16.293      $18.614       592,906
                              2007       $18.614      $18.798       621,539
                              2008       $18.798      $12.553       553,442
                              2009       $12.553      $15.348       500,307
                              2010       $15.348      $16.962       441,782
                              2011       $16.962      $16.332       337,099

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.140       108,505
                              2005       $11.140      $12.191       105,165
                              2006       $12.191      $12.601        93,947
                              2007       $12.601      $14.597        79,105
                              2008       $14.597      $ 7.645        73,018
                              2009       $ 7.645      $11.776        59,691
                              2010       $11.776      $14.765        43,191
                              2011       $14.765      $13.184        33,747
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.310       218,270
                              2005       $11.310      $12.518       197,400
                              2006       $12.518      $14.885       170,769
                              2007       $14.885      $15.812       150,717
                              2008       $15.812      $ 9.145       115,439
                              2009       $ 9.145      $12.540       100,576
                              2010       $12.540      $15.101        88,039
                              2011       $15.101      $15.014        70,589
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.310        74,696
                              2005       $11.310      $12.493       108,498
                              2006       $12.493      $14.845       153,545
                              2007       $14.845      $15.755       165,091
                              2008       $15.755      $ 9.092       151,306
                              2009       $ 9.092      $12.463       136,993
                              2010       $12.463      $15.001       127,444
                              2011       $15.001      $14.900       103,271
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.370        34,322
                              2005       $10.370      $10.345       190,094
                              2006       $10.345      $11.142       248,733
                              2007       $11.142      $11.654       250,842
                              2008       $11.654      $ 9.467       203,470
                              2009       $ 9.467      $12.526       198,729
                              2010       $12.526      $13.859       199,161
                              2011       $13.859      $14.251       180,286
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.920        13,929
                              2005       $10.920      $11.500        40,496
                              2006       $11.500      $12.988        60,068
                              2007       $12.988      $13.653        67,420
                              2008       $13.653      $ 9.593        59,717
                              2009       $ 9.593      $11.905        60,639
                              2010       $11.905      $13.959        59,740
                              2011       $13.959      $13.134        53,357

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.900        23,413
                              2005       $10.900      $11.086       242,034
                              2006       $11.086      $12.807       349,193
                              2007       $12.807      $13.049       459,744
                              2008       $13.049      $ 8.173       320,272
                              2009       $ 8.173      $ 9.572       259,838
                              2010       $ 9.572      $11.072       223,793
                              2011       $11.072      $10.244       198,061
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.150         7,452
                              2005       $11.150      $11.489        43,588
                              2006       $11.489      $12.212       102,245
                              2007       $12.212      $14.589       126,927
                              2008       $14.589      $ 8.875       102,211
                              2009       $ 8.875      $12.725        85,599
                              2010       $12.725      $15.409        70,590
                              2011       $15.409      $13.655        58,948
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.130       112,678
                              2005       $11.130      $11.866       572,473
                              2006       $11.866      $13.120       545,736
                              2007       $13.120      $12.998       486,616
                              2008       $12.998      $ 7.765       382,791
                              2009       $ 7.765      $ 9.685       317,393
                              2010       $ 9.685      $11.967       286,444
                              2011       $11.967      $11.316       257,360
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.140      $13.150       195,842
                              2004       $13.150      $14.220       345,674
                              2005       $14.220      $14.523       360,428
                              2006       $14.523      $15.861       335,465
                              2007       $15.861      $16.168       299,196
                              2008       $16.168      $ 8.980       257,720
                              2009       $ 8.980      $10.757       243,395
                              2010       $10.757      $11.940       196,054
                              2011       $11.940      $11.808       153,736
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.310       196,052
                              2004       $12.310      $12.930       421,102
                              2005       $12.930      $13.352       618,210
                              2006       $13.352      $14.164       655,675
                              2007       $14.164      $15.885       625,961
                              2008       $15.885      $ 8.503       622,239
                              2009       $ 8.503      $12.074       541,106
                              2010       $12.074      $12.982       477,161
                              2011       $12.982      $12.613       395,021

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.110          1,545
                              2005       $10.110      $10.195         47,013
                              2006       $10.195      $10.539        268,172
                              2007       $10.539      $10.805        366,136
                              2008       $10.805      $ 6.485        352,525
                              2009       $ 6.485      $ 6.966        375,249
                              2010       $ 6.966      $ 7.637        351,914
                              2011       $ 7.637      $ 8.120        305,572
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.110      $14.290        109,784
                              2004       $14.290      $16.740        267,275
                              2005       $16.740      $18.807        361,417
                              2006       $18.807      $21.744        304,944
                              2007       $21.744      $22.721        311,368
                              2008       $22.721      $13.355        270,584
                              2009       $13.355      $18.334        237,862
                              2010       $18.334      $20.897        196,440
                              2011       $20.897      $18.830        146,487
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.280      $12.190        261,879
                              2004       $12.190      $13.020        728,194
                              2005       $13.020      $13.141      1,040,325
                              2006       $13.141      $13.883      1,113,243
                              2007       $13.883      $14.981      1,053,294
                              2008       $14.981      $12.620        834,210
                              2009       $12.620      $14.721        798,780
                              2010       $14.721      $16.643        725,328
                              2011       $16.643      $16.503        574,984
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.760      $13.010         93,554
                              2004       $13.010      $13.940        281,494
                              2005       $13.940      $14.004        355,128
                              2006       $14.004      $15.069        339,923
                              2007       $15.069      $14.773        328,243
                              2008       $14.773      $ 3.118        597,669
                              2009       $ 3.118      $ 3.869        604,518
                              2010       $ 3.869      $ 4.362        511,428
                              2011       $ 4.362      $ 4.187        424,654

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.490      $12.690       260,303
                              2004       $12.690      $13.640       512,164
                              2005       $13.640      $14.208       736,676
                              2006       $14.208      $16.062       849,127
                              2007       $16.062      $16.478       793,281
                              2008       $16.478      $ 9.963       696,862
                              2009       $ 9.963      $12.561       606,831
                              2010       $12.561      $14.333       532,423
                              2011       $14.333      $14.075       424,252
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.740      $14.720       121,223
                              2004       $14.720      $17.290       245,743
                              2005       $17.290      $18.683       319,046
                              2006       $18.683      $21.103       331,698
                              2007       $21.103      $20.497       319,213
                              2008       $20.497      $12.518       275,513
                              2009       $12.518      $16.879       236,149
                              2010       $16.879      $20.462       205,222
                              2011       $20.462      $19.677       164,274
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.370      $12.440        59,607
                              2004       $12.440      $14.640       111,928
                              2005       $14.640      $16.147       148,444
                              2006       $16.147      $16.337       148,484
                              2007       $16.337      $17.064       134,508
                              2008       $17.064      $ 8.537       124,987
                              2009       $ 8.537      $11.123       121,531
                              2010       $11.123      $13.933        91,654
                              2011       $13.933      $13.841        70,378
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.880       331,974
                              2010       $12.880      $14.288       297,280
                              2011       $14.288      $14.346       236,544
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.710      $12.130       287,147
                              2004       $12.130      $12.930       483,092
                              2005       $12.930      $13.249       605,472
                              2006       $13.249      $14.608       575,460
                              2007       $14.608      $14.527       538,481
                              2008       $14.527      $ 8.483       449,947
                              2009       $ 8.483      $10.498       415,035
                              2010       $10.498      $11.461       374,701
                              2011       $11.461      $11.603       288,646

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.780      $12.480        54,544
                              2004       $12.480      $13.420       124,834
                              2005       $13.420      $14.139       184,848
                              2006       $14.139      $15.720       221,430
                              2007       $15.720      $15.939       231,713
                              2008       $15.939      $10.470       189,889
                              2009       $10.470      $13.945       174,766
                              2010       $13.945      $15.755       143,020
                              2011       $15.755      $15.456       110,629
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.260      $11.350        63,349
                              2004       $11.350      $11.980        99,332
                              2005       $11.980      $13.355        89,421
                              2006       $13.355      $13.524        83,698
                              2007       $13.524      $13.241        72,805
                              2008       $13.241      $10.817        57,011
                              2009       $10.817      $13.426        48,418
                              2010       $13.426      $13.553        45,210
                              2011       $13.553      $13.194        29,959
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.680      $14.110        20,101
                              2004       $14.110      $16.910        53,691
                              2005       $16.910      $18.084        46,341
                              2006       $18.084      $22.631        38,691
                              2007       $22.631      $26.738        33,212
                              2008       $26.738      $18.308        23,353
                              2009       $18.308      $19.363        25,234
                              2010       $19.363      $19.424        15,720
                              2011       $19.424      $18.100        10,049
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $11.020      $13.560       291,061
                              2004       $13.560      $14.840       508,215
                              2005       $14.840      $15.385       594,995
                              2006       $15.385      $17.568       569,626
                              2007       $17.568      $16.260       488,688
                              2008       $16.260      $ 9.819       392,198
                              2009       $ 9.819      $12.557       351,291
                              2010       $12.557      $14.148       317,916
                              2011       $14.148      $13.291       236,659

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.900      $13.400        159,805
                              2004       $13.400      $14.590        289,180
                              2005       $14.590      $14.819        348,073
                              2006       $14.819      $16.135        348,424
                              2007       $16.135      $16.337        312,898
                              2008       $16.337      $11.898        254,245
                              2009       $11.898      $17.603        215,071
                              2010       $17.603      $19.776        205,104
                              2011       $19.776      $19.824        155,623
 PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.380      $10.480        365,218
                              2004       $10.480      $10.790        709,376
                              2005       $10.790      $10.877        906,632
                              2006       $10.877      $11.199      1,048,782
                              2007       $11.199      $11.608        981,893
                              2008       $11.608      $ 8.699        805,601
                              2009       $ 8.699      $12.568        681,775
                              2010       $12.568      $13.602        640,492
                              2011       $13.602      $14.070        457,054
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.600      $13.440        102,076
                              2004       $13.440      $15.380        174,138
                              2005       $15.380      $16.999        219,229
                              2006       $16.999      $21.388        290,940
                              2007       $21.388      $22.831        385,894
                              2008       $22.831      $12.605        362,784
                              2009       $12.605      $15.476        335,440
                              2010       $15.476      $16.774        296,207
                              2011       $16.774      $13.726        241,949
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.720      $13.040         43,273
                              2004       $13.040      $14.470         84,458
                              2005       $14.470      $15.514        160,116
                              2006       $15.514      $17.413        189,439
                              2007       $17.413      $16.266        175,287
                              2008       $16.266      $ 9.687        140,620
                              2009       $ 9.687      $12.484        124,635
                              2010       $12.484      $14.009        109,763
                              2011       $14.009      $13.807         88,743
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.960      $ 9.890         58,698
                              2004       $ 9.890      $ 9.810        363,661
                              2005       $ 9.810      $ 9.908        669,891
                              2006       $ 9.908      $10.190      1,623,833
                              2007       $10.190      $10.517      1,357,162
                              2008       $10.517      $10.627      1,128,438
                              2009       $10.627      $10.490      1,195,208
                              2010       $10.490      $10.338      1,040,629
                              2011       $10.338      $10.185        835,998

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $11.010      $13.550        73,282
                              2004       $13.550      $14.720       118,402
                              2005       $14.720      $15.957       115,453
                              2006       $15.957      $17.065        95,382
                              2007       $17.065      $17.774        88,057
                              2008       $17.774      $10.725        75,717
                              2009       $10.725      $13.960        70,331
                              2010       $13.960      $16.442       132,107
                              2011       $16.442      $15.374        95,168
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.350      $14.630       122,815
                              2004       $14.630      $16.640       258,629
                              2005       $16.640      $17.357       394,088
                              2006       $17.357      $19.837       434,742
                              2007       $19.837      $18.585       404,197
                              2008       $18.585      $10.113       363,753
                              2009       $10.113      $ 9.523             0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.870      $13.150       120,162
                              2004       $13.150      $13.930       172,426
                              2005       $13.930      $14.412       153,738
                              2006       $14.412      $15.804       122,290
                              2007       $15.804      $15.655        80,959
                              2008       $15.655      $ 9.477        63,403
                              2009       $ 9.477      $12.434        55,810
                              2010       $12.434      $14.255        39,511
                              2011       $14.255      $13.797        27,988
 PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.830      $13.620       124,143
                              2004       $13.620      $15.910       174,219
                              2005       $15.910      $17.577       179,238
                              2006       $17.577      $18.260       164,139
                              2007       $18.260      $18.671       128,219
                              2008       $18.671      $10.016        94,673
                              2009       $10.016      $13.690        77,393
                              2010       $13.690      $15.657             0

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.610      $12.450       499,375
                              2004       $12.450      $12.880       784,732
                              2005       $12.880      $13.410       849,910
                              2006       $13.410      $13.929       730,748
                              2007       $13.929      $14.478       581,117
                              2008       $14.478      $ 8.980       457,726
                              2009       $ 8.980      $14.499       377,606
                              2010       $14.499      $17.254       327,623
                              2011       $17.254      $13.964       266,573
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.320      $13.930        25,012
                              2004       $13.930      $15.110             0
                              2005       $15.110      $16.686       126,402
                              2006       $16.686      $18.214       132,203
                              2007       $18.214      $19.089       124,862
                              2008       $19.089      $15.987       104,184
                              2009       $15.987      $20.492        98,289
                              2010       $20.492      $22.153        89,680
                              2011       $22.153      $23.326        67,237
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.110        56,545
                              2005       $11.110      $12.254       190,435
                              2006       $12.254      $14.669       182,320
                              2007       $14.669      $15.863       214,528
                              2008       $15.863      $11.104       200,670
                              2009       $11.104      $14.172       170,410
                              2010       $14.172      $15.922       168,683
                              2011       $15.922      $17.105       145,432
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.770       265,903
                              2005       $10.770      $12.278       239,727
                              2006       $12.278      $12.592       227,515
                              2007       $12.592      $15.120       175,848
                              2008       $15.120      $ 7.568       167,345
                              2009       $ 7.568      $12.343       138,495
                              2010       $12.343      $14.939       113,815
                              2011       $14.939      $14.305        72,724
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.750       193,656
                              2005       $10.750      $12.224       167,867
                              2006       $12.224      $12.501       114,779
                              2007       $12.501      $14.982        53,738
                              2008       $14.982      $ 7.475        44,130
                              2009       $ 7.475      $12.162        36,664
                              2010       $12.162      $14.689        28,568
                              2011       $14.689      $14.031        21,875

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.840        92,813
                              2007       $ 9.840      $11.884       144,969
                              2008       $11.884      $ 6.226       133,137
                              2009       $ 6.226      $ 9.652       109,069
                              2010       $ 9.652      $12.576        99,929
                              2011       $12.576      $11.500        87,377
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.600        38,530
                              2004       $13.600      $15.940        54,821
                              2005       $15.940      $17.725        55,592
                              2006       $17.725      $19.529        49,608
                              2007       $19.529      $19.806        45,785
                              2008       $19.806      $11.621        37,641
                              2009       $11.621      $16.788        36,826
                              2010       $16.788      $20.930        33,699
                              2011       $20.930      $18.822        22,950
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.410      $14.570        53,977
                              2004       $14.570      $19.530       204,157
                              2005       $19.530      $22.461       282,159
                              2006       $22.461      $30.463       273,365
                              2007       $30.463      $24.823       276,935
                              2008       $24.823      $15.147       262,887
                              2009       $15.147      $19.173       232,409
                              2010       $19.173      $24.464       199,593
                              2011       $24.464      $25.465       166,396
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.910       210,116
                              2005       $ 9.910      $ 9.995       287,555
                              2006       $ 9.995      $10.257       345,070
                              2007       $10.257      $10.554       296,262
                              2008       $10.554      $10.582       244,516
                              2009       $10.582      $10.431             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.35


                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.273           658
                              2007       $10.273      $11.864         1,847
                              2008       $11.864      $ 6.694         4,332
                              2009       $ 6.694      $ 8.929        33,083
                              2010       $ 8.929      $10.280        33,633
                              2011       $10.280      $ 9.840        31,345
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.465             0
                              2007       $10.465      $11.171             0
                              2008       $11.171      $ 8.231             0
                              2009       $ 8.231      $10.045             0
                              2010       $10.045      $11.131             0
                              2011       $11.131      $10.913             0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.495             0
                              2007       $10.495      $11.362             0
                              2008       $11.362      $ 7.518             0
                              2009       $ 7.518      $ 9.515             0
                              2010       $ 9.515      $10.711         6,009
                              2011       $10.711      $10.415             0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.504             0
                              2007       $10.504      $11.487             0
                              2008       $11.487      $ 6.993             0
                              2009       $ 6.993      $ 9.032             0
                              2010       $ 9.032      $10.306             0
                              2011       $10.306      $ 9.860             0

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.356             0
                              2007       $10.356      $10.799             0
                              2008       $10.799      $ 9.494             0
                              2009       $ 9.494      $10.716             0
                              2010       $10.716      $11.317             0
                              2011       $11.317      $11.298             0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.749             0
                              2007       $ 9.749      $11.740           347
                              2008       $11.740      $ 6.384           339
                              2009       $ 6.384      $ 9.078           331
                              2010       $ 9.078      $10.705           324
                              2011       $10.705      $10.588           318
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.828           480
                              2007       $10.828      $11.212           682
                              2008       $11.212      $ 6.937           642
                              2009       $ 6.937      $ 8.627           699
                              2010       $ 8.627      $ 9.745             0
                              2011       $ 9.745      $ 9.767             0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.882             0
                              2007       $ 9.882      $11.221           830
                              2008       $11.221      $ 6.672         1,907
                              2009       $ 6.672      $ 9.181        18,879
                              2010       $ 9.181      $11.623        37,927
                              2011       $11.623      $10.202        17,507
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.855         9,631
                              2003       $10.855      $13.434        52,956
                              2004       $13.434      $14.631        79,842
                              2005       $14.631      $14.912        79,853
                              2006       $14.912      $17.144        74,247
                              2007       $17.144      $16.253        71,733
                              2008       $16.253      $10.378        36,777
                              2009       $10.378      $12.932        38,246
                              2010       $12.932      $14.856        14,586
                              2011       $14.856      $14.980         9,782

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.244           276
                              2005       $11.244      $11.249         9,315
                              2006       $11.249      $13.097        45,428
                              2007       $13.097      $13.378        43,373
                              2008       $13.378      $ 9.266        36,794
                              2009       $ 9.266      $12.371         2,237
                              2010       $12.371      $13.724         2,204
                              2011       $13.724      $13.835         1,903
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.527             0
                              2005       $10.527      $10.475         6,282
                              2006       $10.475      $11.438         8,942
                              2007       $11.438      $11.962         3,051
                              2008       $11.962      $ 7.711         2,844
                              2009       $ 7.711      $ 9.850         2,659
                              2010       $ 9.850      $10.822         2,042
                              2011       $10.822      $10.495         1,889
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.229         1,847
                              2003       $11.229      $14.608         5,214
                              2004       $14.608      $17.798         7,116
                              2005       $17.798      $19.062        10,024
                              2006       $19.062      $21.956         9,083
                              2007       $21.956      $21.102         8,493
                              2008       $21.102      $13.916         7,134
                              2009       $13.916      $17.697         7,139
                              2010       $17.697      $22.342         3,027
                              2011       $22.342      $21.172         2,484
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.539           800
                              2003       $11.539      $15.593         5,676
                              2004       $15.593      $17.114         6,433
                              2005       $17.114      $17.658         1,475
                              2006       $17.658      $18.899           929
                              2007       $18.899      $20.698           915
                              2008       $20.698      $11.718           921
                              2009       $11.718      $16.566           207
                              2010       $16.566      $20.816           191
                              2011       $20.816      $19.506           184
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.256           961
                              2005       $10.256      $10.342           591
                              2006       $10.342      $10.592         4,940
                              2007       $10.592      $11.117         4,147
                              2008       $11.117      $11.776         3,200
                              2009       $11.776      $11.954         7,546
                              2010       $11.954      $12.392         5,498
                              2011       $12.392      $12.894         5,270

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $11.022             0
                              2007       $11.022      $12.138           604
                              2008       $12.138      $ 8.550         1,820
                              2009       $ 8.550      $10.381         1,526
                              2010       $10.381      $11.444            43
                              2011       $11.444      $10.934            44
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.328         6,537
                              2003       $10.328      $12.726        37,806
                              2004       $12.726      $14.113        47,936
                              2005       $14.113      $15.363        48,579
                              2006       $15.363      $17.907        58,575
                              2007       $17.907      $18.244        52,013
                              2008       $18.244      $11.297        53,425
                              2009       $11.297      $14.020        33,421
                              2010       $14.020      $15.350        12,616
                              2011       $15.350      $14.956         8,855
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.237           612
                              2003       $11.237      $16.927         1,177
                              2004       $16.927      $20.785         1,785
                              2005       $20.785      $26.079         5,830
                              2006       $26.079      $32.892         5,506
                              2007       $32.892      $41.704         3,079
                              2008       $41.704      $19.419         3,648
                              2009       $19.419      $33.000         3,008
                              2010       $33.000      $38.207         2,206
                              2011       $38.207      $31.654           308
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.479             0
                              2003       $10.479      $13.641        10,350
                              2004       $13.641      $15.920        13,044
                              2005       $15.920      $17.269        17,609
                              2006       $17.269      $20.650        20,397
                              2007       $20.650      $23.473        13,454
                              2008       $23.473      $13.779        13,018
                              2009       $13.779      $18.593        22,859
                              2010       $18.593      $19.846        22,028
                              2011       $19.846      $17.462        16,739

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.725             0
                              2003       $10.725      $12.929           891
                              2004       $12.929      $14.606             0
                              2005       $14.606      $13.939             0
                              2006       $13.939      $15.477             0
                              2007       $15.477      $16.914             0
                              2008       $16.914      $17.687             0
                              2009       $17.687      $20.669             0
                              2010       $20.669      $23.291             0
                              2011       $23.291      $22.733             0
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.413             0
                              2003       $ 9.413      $11.774           577
                              2004       $11.774      $12.379         2,972
                              2005       $12.379      $13.120         2,539
                              2006       $13.120      $13.257         3,866
                              2007       $13.257      $15.224         3,325
                              2008       $15.224      $ 7.627         3,990
                              2009       $ 7.627      $12.440         3,651
                              2010       $12.440      $14.645         3,528
                              2011       $14.645      $13.498         1,405
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.347         1,366
                              2005       $11.347      $11.632        11,591
                              2006       $11.632      $13.291        11,223
                              2007       $13.291      $12.781         6,350
                              2008       $12.781      $ 8.078         6,353
                              2009       $ 8.078      $10.214         6,354
                              2010       $10.214      $11.635         6,350
                              2011       $11.635      $11.215         6,107
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.971         1,413
                              2005       $10.971      $11.599         5,564
                              2006       $11.599      $12.858         7,903
                              2007       $12.858      $13.084         7,623
                              2008       $13.084      $ 9.960         7,636
                              2009       $ 9.960      $12.013         7,401
                              2010       $12.013      $13.251         7,469
                              2011       $13.251      $12.877         6,090

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.656             0
                              2003       $10.656      $13.397         4,067
                              2004       $13.397      $15.052        20,985
                              2005       $15.052      $16.262        18,358
                              2006       $16.262      $18.570        39,956
                              2007       $18.570      $18.743        39,303
                              2008       $18.743      $12.510        31,274
                              2009       $12.510      $15.287        21,107
                              2010       $15.287      $16.887        20,201
                              2011       $16.887      $16.251        24,217
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.134         2,449
                              2005       $11.134      $12.181         2,459
                              2006       $12.181      $12.584         1,940
                              2007       $12.584      $14.570         1,885
                              2008       $14.570      $ 7.627         1,651
                              2009       $ 7.627      $11.742         1,545
                              2010       $11.742      $14.715         1,284
                              2011       $14.715      $13.133           587
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.310         9,724
                              2005       $11.310      $12.507         9,309
                              2006       $12.507      $14.864         8,543
                              2007       $14.864      $15.782         7,608
                              2008       $15.782      $ 9.123         6,868
                              2009       $ 9.123      $12.504         6,564
                              2010       $12.504      $15.050         5,006
                              2011       $15.050      $14.956         4,171
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.304         1,364
                              2005       $11.304      $12.482         1,486
                              2006       $12.482      $14.825         2,119
                              2007       $14.825      $15.726         1,957
                              2008       $15.726      $ 9.070         2,049
                              2009       $ 9.070      $12.427           959
                              2010       $12.427      $14.950           748
                              2011       $14.950      $14.842           603
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.364             0
                              2005       $10.364      $10.338         3,223
                              2006       $10.338      $11.129        10,586
                              2007       $11.129      $11.634         8,093
                              2008       $11.634      $ 9.447         4,433
                              2009       $ 9.447      $12.492        33,460
                              2010       $12.492      $13.815        36,397
                              2011       $13.815      $14.199        32,120

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.913             0
                              2005       $10.913      $11.493             0
                              2006       $11.493      $12.973             0
                              2007       $12.973      $13.631             0
                              2008       $13.631      $ 9.573             0
                              2009       $ 9.573      $11.874             0
                              2010       $11.874      $13.915             0
                              2011       $13.915      $13.086             0
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.897             0
                              2005       $10.897      $11.079             0
                              2006       $11.079      $12.793         2,944
                              2007       $12.793      $13.028         3,118
                              2008       $13.028      $ 8.155         3,147
                              2009       $ 8.155      $ 9.547         3,359
                              2010       $ 9.547      $11.036         2,744
                              2011       $11.036      $10.206         2,333
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.146           440
                              2005       $11.146      $11.482           649
                              2006       $11.482      $12.198         1,666
                              2007       $12.198      $14.565         2,006
                              2008       $14.565      $ 8.856         1,654
                              2009       $ 8.856      $12.691         1,487
                              2010       $12.691      $15.361         1,057
                              2011       $15.361      $13.605         1,033
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.129             0
                              2005       $11.129      $11.859         5,238
                              2006       $11.859      $13.105         5,568
                              2007       $13.105      $12.977         1,437
                              2008       $12.977      $ 7.748         2,434
                              2009       $ 7.748      $ 9.659         2,382
                              2010       $ 9.659      $11.929           409
                              2011       $11.929      $11.275           418
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.700             0
                              2003       $10.700      $13.136         3,899
                              2004       $13.136      $14.200        14,986
                              2005       $14.200      $14.496        13,349
                              2006       $14.496      $15.823        10,601
                              2007       $15.823      $16.121        10,141
                              2008       $16.121      $ 8.949         2,309
                              2009       $ 8.949      $10.715         2,330
                              2010       $10.715      $11.887         2,345
                              2011       $11.887      $11.750         2,140

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.302         2,450
                              2004       $12.302      $12.914         4,234
                              2005       $12.914      $13.334         8,494
                              2006       $13.334      $14.137        11,566
                              2007       $14.137      $15.847        10,877
                              2008       $15.847      $ 8.478        10,978
                              2009       $ 8.478      $12.034        10,995
                              2010       $12.034      $12.932         5,173
                              2011       $12.932      $12.558         3,579
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.111             0
                              2005       $10.111      $10.188             0
                              2006       $10.188      $10.527         4,458
                              2007       $10.527      $10.788         3,641
                              2008       $10.788      $ 6.471         3,587
                              2009       $ 6.471      $ 6.948         3,956
                              2010       $ 6.948      $ 7.613         7,591
                              2011       $ 7.613      $ 8.090         6,820
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.151             0
                              2003       $10.151      $14.279           450
                              2004       $14.279      $16.714         1,736
                              2005       $16.714      $18.771         1,695
                              2006       $18.771      $21.692        12,944
                              2007       $21.692      $22.655        13,001
                              2008       $22.655      $13.309        13,051
                              2009       $13.309      $18.261         3,348
                              2010       $18.261      $20.804         1,732
                              2011       $20.804      $18.737         1,807
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.555           217
                              2003       $10.555      $12.175         5,896
                              2004       $12.175      $12.999        15,187
                              2005       $12.999      $13.116        31,479
                              2006       $13.116      $13.849        29,965
                              2007       $13.849      $14.937        26,020
                              2008       $14.937      $12.577        13,263
                              2009       $12.577      $14.663        10,906
                              2010       $14.663      $16.570         9,710
                              2011       $16.570      $16.421         7,884

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.665           321
                              2003       $10.665      $12.999        18,046
                              2004       $12.999      $13.916        31,291
                              2005       $13.916      $13.977        12,449
                              2006       $13.977      $15.032         9,300
                              2007       $15.032      $14.730         8,880
                              2008       $14.730      $ 3.107        21,117
                              2009       $ 3.107      $ 3.854        44,476
                              2010       $ 3.854      $ 4.342        43,005
                              2011       $ 4.342      $ 4.166        36,131
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.180        20,922
                              2003       $10.180      $12.674        90,423
                              2004       $12.674      $13.620       100,604
                              2005       $13.620      $14.181        92,343
                              2006       $14.181      $16.023        89,524
                              2007       $16.023      $16.430        85,228
                              2008       $16.430      $ 9.928        66,438
                              2009       $ 9.928      $12.512        66,581
                              2010       $12.512      $14.269        15,324
                              2011       $14.269      $14.006        12,131
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.357         1,587
                              2003       $10.357      $14.710        10,550
                              2004       $14.710      $17.261        12,276
                              2005       $17.261      $18.647        12,089
                              2006       $18.647      $21.052        11,075
                              2007       $21.052      $20.437        11,392
                              2008       $20.437      $12.475         4,034
                              2009       $12.475      $16.813         4,029
                              2010       $16.813      $20.371         2,692
                              2011       $20.371      $19.580         2,090
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.064             0
                              2003       $10.064      $12.429         4,007
                              2004       $12.429      $14.616         5,076
                              2005       $14.616      $16.116         8,095
                              2006       $16.116      $16.297         8,470
                              2007       $16.297      $17.014         8,333
                              2008       $17.014      $ 8.508         9,032
                              2009       $ 8.508      $11.079         9,123
                              2010       $11.079      $13.871         5,078
                              2011       $13.871      $13.772         3,555

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.830         3,652
                              2010       $12.830      $14.225         3,397
                              2011       $14.225      $14.275         2,474
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.518             0
                              2003       $10.518      $12.121         7,510
                              2004       $12.121      $12.914        12,269
                              2005       $12.914      $13.224        12,256
                              2006       $13.224      $14.573        12,695
                              2007       $14.573      $14.484        10,156
                              2008       $14.484      $ 8.454        10,261
                              2009       $ 8.454      $10.456        10,340
                              2010       $10.456      $11.410         4,940
                              2011       $11.410      $11.546         4,293
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.391             0
                              2003       $10.391      $12.472           246
                              2004       $12.472      $13.398         1,045
                              2005       $13.398      $14.112         1,323
                              2006       $14.112      $15.682         2,066
                              2007       $15.682      $15.893         2,175
                              2008       $15.893      $10.434         2,048
                              2009       $10.434      $13.890         1,489
                              2010       $13.890      $15.685         1,497
                              2011       $15.685      $15.379           296
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.727             0
                              2003       $ 9.727      $11.338         6,041
                              2004       $11.338      $11.959         8,551
                              2005       $11.959      $13.329         7,398
                              2006       $13.329      $13.491         7,118
                              2007       $13.491      $13.203         7,078
                              2008       $13.203      $10.780         5,146
                              2009       $10.780      $13.374         5,394
                              2010       $13.374      $13.493         4,588
                              2011       $13.493      $13.129         3,169
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.474             0
                              2003       $11.474      $14.101         1,991
                              2004       $14.101      $16.883         2,669
                              2005       $16.883      $18.050         2,767
                              2006       $18.050      $22.577         2,513
                              2007       $22.577      $26.660         2,180
                              2008       $26.660      $18.246         2,057
                              2009       $18.246      $19.286         1,766
                              2010       $19.286      $19.338         1,814
                              2011       $19.338      $18.011           942

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.801         2,682
                              2003       $10.801      $13.547        26,735
                              2004       $13.547      $14.821        29,684
                              2005       $14.821      $15.356        29,518
                              2006       $15.356      $17.526        26,996
                              2007       $17.526      $16.213        23,781
                              2008       $16.213      $ 9.786        22,200
                              2009       $ 9.786      $12.507        20,900
                              2010       $12.507      $14.085        15,870
                              2011       $14.085      $13.225        13,763
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.744        15,030
                              2003       $10.744      $13.387        57,594
                              2004       $13.387      $14.570        58,743
                              2005       $14.570      $14.790        45,661
                              2006       $14.790      $16.096        46,662
                              2007       $16.096      $16.289        45,313
                              2008       $16.289      $11.858        31,972
                              2009       $11.858      $17.534        28,860
                              2010       $17.534      $19.688         1,495
                              2011       $19.688      $19.726         1,298
 PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.188           225
                              2003       $10.188      $10.475         3,493
                              2004       $10.475      $10.771         9,380
                              2005       $10.771      $10.856        10,262
                              2006       $10.856      $11.172        12,682
                              2007       $11.172      $11.574         6,956
                              2008       $11.574      $ 8.669         6,476
                              2009       $ 8.669      $12.518         4,496
                              2010       $12.518      $13.542         3,566
                              2011       $13.542      $14.001         3,216
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.608         1,419
                              2003       $10.608      $13.424         5,542
                              2004       $13.424      $15.358         5,954
                              2005       $15.358      $16.966         6,079
                              2006       $16.966      $21.337         7,161
                              2007       $21.337      $22.764         5,855
                              2008       $22.764      $12.562         5,384
                              2009       $12.562      $15.415         4,481
                              2010       $15.415      $16.700         4,394
                              2011       $16.700      $13.659         4,367

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.411           121
                              2003       $10.411      $13.032         6,819
                              2004       $13.032      $14.454         7,819
                              2005       $14.454      $15.485         1,875
                              2006       $15.485      $17.371         2,703
                              2007       $17.371      $16.219         2,856
                              2008       $16.219      $ 9.653         2,939
                              2009       $ 9.653      $12.435         2,932
                              2010       $12.435      $13.947         2,212
                              2011       $13.947      $13.739         1,818
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.988             0
                              2003       $ 9.988      $ 9.884         3,137
                              2004       $ 9.884      $ 9.796        10,713
                              2005       $ 9.796      $ 9.889        10,926
                              2006       $ 9.889      $10.165        12,927
                              2007       $10.165      $10.487        72,203
                              2008       $10.487      $10.590        70,644
                              2009       $10.590      $10.449        57,037
                              2010       $10.449      $10.292        14,837
                              2011       $10.292      $10.135        36,920
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.382             0
                              2003       $10.382      $13.538         2,182
                              2004       $13.538      $14.704         2,655
                              2005       $14.704      $15.926         2,661
                              2006       $15.926      $17.024         2,719
                              2007       $17.024      $17.722         2,704
                              2008       $17.722      $10.688         2,699
                              2009       $10.688      $13.905         2,693
                              2010       $13.905      $16.369         4,033
                              2011       $16.369      $15.298         3,066
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.208             0
                              2003       $11.208      $14.619         4,751
                              2004       $14.619      $16.615         6,016
                              2005       $16.615      $17.324         5,162
                              2006       $17.324      $19.789         4,231
                              2007       $19.789      $18.530         3,636
                              2008       $18.530      $10.079         3,715
                              2009       $10.079      $ 9.490             0

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.646             0
                              2003       $10.646      $13.136           948
                              2004       $13.136      $13.912           983
                              2005       $13.912      $14.385         1,018
                              2006       $14.385      $15.766           481
                              2007       $15.766      $15.609           519
                              2008       $15.609      $ 9.444           522
                              2009       $ 9.444      $12.385           508
                              2010       $12.385      $14.192           487
                              2011       $14.192      $13.729           473
 PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.376         1,547
                              2003       $10.376      $13.604         8,190
                              2004       $13.604      $15.887         8,953
                              2005       $15.887      $17.543         3,556
                              2006       $17.543      $18.216         3,636
                              2007       $18.216      $18.617         2,625
                              2008       $18.617      $ 9.981         2,722
                              2009       $ 9.981      $13.636         1,834
                              2010       $13.636      $15.589             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.112         2,867
                              2003       $10.112      $12.437        18,993
                              2004       $12.437      $12.862        27,826
                              2005       $12.862      $13.385        30,797
                              2006       $13.385      $13.896        30,504
                              2007       $13.896      $14.436        21,648
                              2008       $14.436      $ 8.950        20,245
                              2009       $ 8.950      $14.442        14,669
                              2010       $14.442      $17.178        12,144
                              2011       $17.178      $13.895        12,599
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.063             0
                              2003       $11.063      $13.917         2,391
                              2004       $13.917      $15.084         4,621
                              2005       $15.084      $16.654         1,479
                              2006       $16.654      $18.170         1,419
                              2007       $18.170      $19.033         1,007
                              2008       $19.033      $15.933           545
                              2009       $15.933      $20.411           537
                              2010       $20.411      $22.055         1,407
                              2011       $22.055      $23.211         1,381

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.103            13
                              2005       $11.103      $12.242        20,388
                              2006       $12.242      $14.647        21,884
                              2007       $14.647      $15.830        21,297
                              2008       $15.830      $11.076         7,714
                              2009       $11.076      $14.129         8,401
                              2010       $14.129      $15.866         8,376
                              2011       $15.866      $17.036         2,745
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.767         3,995
                              2005       $10.767      $12.267         3,813
                              2006       $12.267      $12.575         4,009
                              2007       $12.575      $15.092         3,343
                              2008       $15.092      $ 7.550         3,827
                              2009       $ 7.550      $12.308         3,115
                              2010       $12.308      $14.889         1,822
                              2011       $14.889      $14.249           328
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.742             0
                              2005       $10.742      $12.214           278
                              2006       $12.214      $12.485           293
                              2007       $12.485      $14.954           300
                              2008       $14.954      $ 7.458           388
                              2009       $ 7.458      $12.127           323
                              2010       $12.127      $14.640           300
                              2011       $14.640      $13.976           308
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.836         1,610
                              2007       $ 9.836      $11.874         1,234
                              2008       $11.874      $ 6.218         1,369
                              2009       $ 6.218      $ 9.634         1,017
                              2010       $ 9.634      $12.546           637
                              2011       $12.546      $11.467           600
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.598           128
                              2004       $13.598      $15.926         1,894
                              2005       $15.926      $17.701         1,009
                              2006       $17.701      $19.492         1,082
                              2007       $19.492      $19.759         1,081
                              2008       $19.759      $11.588         1,105
                              2009       $11.588      $16.731           650
                              2010       $16.731      $20.849           623
                              2011       $20.849      $18.739           132

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.704             0
                              2003       $10.704      $14.556         1,542
                              2004       $14.556      $19.501         7,395
                              2005       $19.501      $22.419         3,887
                              2006       $22.419      $30.390         3,914
                              2007       $30.390      $24.751         4,328
                              2008       $24.751      $15.095         4,842
                              2009       $15.095      $19.097         3,906
                              2010       $19.097      $24.356         3,480
                              2011       $24.356      $25.339         3,234
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.900        11,304
                              2005       $ 9.900      $ 9.985         3,779
                              2006       $ 9.985      $10.241         7,775
                              2007       $10.241      $10.532         7,440
                              2008       $10.532      $10.556         5,685
                              2009       $10.556      $10.400             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003 OR WITH THE ENHANCED
 BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.4


                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.270        20,088
                              2007       $10.270      $11.854        33,711
                              2008       $11.854      $ 6.685        32,444
                              2009       $ 6.685      $ 8.913        35,031
                              2010       $ 8.913      $10.256        33,484
                              2011       $10.256      $ 9.812        27,580
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.462             0
                              2007       $10.462      $11.161             0
                              2008       $11.161      $ 8.219        50,277
                              2009       $ 8.219      $10.026        48,697
                              2010       $10.026      $11.105        46,355
                              2011       $11.105      $10.882        37,372
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.491         1,137
                              2007       $10.491      $11.353         8,709
                              2008       $11.353      $ 7.507         8,484
                              2009       $ 7.507      $ 9.497        13,808
                              2010       $ 9.497      $10.686        13,781
                              2011       $10.686      $10.385        13,317
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.500             0
                              2007       $10.500      $11.477             0
                              2008       $11.477      $ 6.983             0
                              2009       $ 6.983      $ 9.015             0
                              2010       $ 9.015      $10.281             0
                              2011       $10.281      $ 9.832             0

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.352           147
                              2007       $10.352      $10.789         6,078
                              2008       $10.789      $ 9.481             0
                              2009       $ 9.481      $10.696           606
                              2010       $10.696      $11.290         2,591
                              2011       $11.290      $11.265         4,877
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.746           985
                              2007       $ 9.746      $11.730        11,471
                              2008       $11.730      $ 6.375        14,054
                              2009       $ 6.375      $ 9.061        21,468
                              2010       $ 9.061      $10.680        10,789
                              2011       $10.680      $10.557         9,641
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.824           471
                              2007       $10.824      $11.203         1,160
                              2008       $11.203      $ 6.928         3,594
                              2009       $ 6.928      $ 8.611         6,121
                              2010       $ 8.611      $ 9.722         5,452
                              2011       $ 9.722      $ 9.738         4,537
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.879         3,144
                              2007       $ 9.879      $11.212         5,910
                              2008       $11.212      $ 6.663         4,357
                              2009       $ 6.663      $ 9.164         5,495
                              2010       $ 9.164      $11.595         7,131
                              2011       $11.595      $10.173         5,810
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.853         5,100
                              2003       $10.853      $13.425       187,409
                              2004       $13.425      $14.614       239,720
                              2005       $14.614      $14.888       216,067
                              2006       $14.888      $17.107       192,667
                              2007       $17.107      $16.210       176,456
                              2008       $16.210      $10.345       150,938
                              2009       $10.345      $12.884       143,920
                              2010       $12.884      $14.795       132,507
                              2011       $14.795      $14.910       114,698

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.240        20,529
                              2005       $11.240      $11.240       107,691
                              2006       $11.240      $13.079       159,945
                              2007       $13.079      $13.354       159,725
                              2008       $13.354      $ 9.244       127,824
                              2009       $ 9.244      $12.335       117,113
                              2010       $12.335      $13.677        91,212
                              2011       $13.677      $13.781        80,776
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.525         5,010
                              2005       $10.525      $10.468        53,966
                              2006       $10.468      $11.425        83,595
                              2007       $11.425      $11.943        93,441
                              2008       $11.943      $ 7.695        85,537
                              2009       $ 7.695      $ 9.824        71,054
                              2010       $ 9.824      $10.788        60,577
                              2011       $10.788      $10.457        51,391
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.228         2,717
                              2003       $11.228      $14.599        63,030
                              2004       $14.599      $17.778        78,714
                              2005       $17.778      $19.031        91,305
                              2006       $19.031      $21.909        88,958
                              2007       $21.909      $21.046        79,671
                              2008       $21.046      $13.873        60,203
                              2009       $13.873      $17.632        56,076
                              2010       $17.632      $22.249        47,825
                              2011       $22.249      $21.073        40,883
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.538         3,162
                              2003       $11.538      $15.583        24,975
                              2004       $15.583      $17.095        23,996
                              2005       $17.095      $17.630        21,758
                              2006       $17.630      $18.858        20,903
                              2007       $18.858      $20.643        18,325
                              2008       $20.643      $11.681        14,689
                              2009       $11.681      $16.505        13,581
                              2010       $16.505      $20.730        11,937
                              2011       $20.730      $19.415         4,951
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.253         9,294
                              2005       $10.253      $10.333        19,913
                              2006       $10.333      $10.577        43,313
                              2007       $10.577      $11.096        42,437
                              2008       $11.096      $11.748        31,379
                              2009       $11.748      $11.919        52,880
                              2010       $11.919      $12.350        44,419
                              2011       $12.350      $12.844        34,175

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $11.019         3,978
                              2007       $11.019      $12.127        11,180
                              2008       $12.127      $ 8.538        21,956
                              2009       $ 8.538      $10.362        26,055
                              2010       $10.362      $11.417        28,163
                              2011       $11.417      $10.903        25,490
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.327         3,617
                              2003       $10.327      $12.718        88,773
                              2004       $12.718      $14.097       154,189
                              2005       $14.097      $15.338       187,550
                              2006       $15.338      $17.869       218,842
                              2007       $17.869      $18.195       200,237
                              2008       $18.195      $11.261       180,162
                              2009       $11.261      $13.969       169,783
                              2010       $13.969      $15.286       137,606
                              2011       $15.286      $14.886       117,092
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.236             0
                              2003       $11.236      $16.917         8,576
                              2004       $16.917      $20.762        14,136
                              2005       $20.762      $26.037        17,133
                              2006       $26.037      $32.822        20,859
                              2007       $32.822      $41.594        16,112
                              2008       $41.594      $19.358        13,233
                              2009       $19.358      $32.879        13,906
                              2010       $32.879      $38.048        13,160
                              2011       $38.048      $31.506        14,039
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.477           306
                              2003       $10.477      $13.633        46,409
                              2004       $13.633      $15.902        59,175
                              2005       $15.902      $17.241        93,972
                              2006       $17.241      $20.606       111,278
                              2007       $20.606      $23.411       114,774
                              2008       $23.411      $13.736       106,843
                              2009       $13.736      $18.525        94,465
                              2010       $18.525      $19.763        72,634
                              2011       $19.763      $17.381        67,077

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.723            85
                              2003       $10.723      $12.921         7,082
                              2004       $12.921      $14.589         8,097
                              2005       $14.589      $13.916         7,980
                              2006       $13.916      $15.444         7,984
                              2007       $15.444      $16.870         6,624
                              2008       $16.870      $17.632         4,975
                              2009       $17.632      $20.593         3,796
                              2010       $20.593      $23.194         2,703
                              2011       $23.194      $22.627           877
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.412             0
                              2003       $ 9.412      $11.767        35,558
                              2004       $11.767      $12.365        54,076
                              2005       $12.365      $13.098        53,013
                              2006       $13.098      $13.229        59,672
                              2007       $13.229      $15.184        47,140
                              2008       $15.184      $ 7.603        44,532
                              2009       $ 7.603      $12.394        41,078
                              2010       $12.394      $14.584        37,512
                              2011       $14.584      $13.435        28,245
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.343        14,269
                              2005       $11.343      $11.622        47,730
                              2006       $11.622      $13.273        69,255
                              2007       $13.273      $12.757        51,361
                              2008       $12.757      $ 8.059        53,436
                              2009       $ 8.059      $10.184        45,660
                              2010       $10.184      $11.596        37,007
                              2011       $11.596      $11.171        33,527
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.967        16,162
                              2005       $10.967      $11.589        29,002
                              2006       $11.589      $12.840        29,495
                              2007       $12.840      $13.060        32,601
                              2008       $13.060      $ 9.937        24,530
                              2009       $ 9.937      $11.978        20,590
                              2010       $11.978      $13.206        19,062
                              2011       $13.206      $12.827        15,722

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.655         1,174
                              2003       $10.655      $13.388        85,661
                              2004       $13.388      $15.035       119,515
                              2005       $15.035      $16.235       127,047
                              2006       $16.235      $18.530       121,944
                              2007       $18.530      $18.694       112,046
                              2008       $18.694      $12.471        93,639
                              2009       $12.471      $15.231        85,807
                              2010       $15.231      $16.817        78,656
                              2011       $16.817      $16.176        68,652
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.130        46,225
                              2005       $11.130      $12.171        43,238
                              2006       $12.171      $12.567        41,612
                              2007       $12.567      $14.543        35,701
                              2008       $14.543      $ 7.609        31,648
                              2009       $ 7.609      $11.709        21,241
                              2010       $11.709      $14.665        16,953
                              2011       $14.665      $13.082        15,076
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.306        58,610
                              2005       $11.306      $12.497        51,537
                              2006       $12.497      $14.844        52,471
                              2007       $14.844      $15.753        46,033
                              2008       $15.753      $ 9.101        30,429
                              2009       $ 9.101      $12.468        25,840
                              2010       $12.468      $14.999        21,888
                              2011       $14.999      $14.897        15,696
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.300        14,404
                              2005       $11.300      $12.472        20,338
                              2006       $12.472      $14.805        21,766
                              2007       $14.805      $15.697        22,218
                              2008       $15.697      $ 9.049        21,921
                              2009       $ 9.049      $12.392        19,647
                              2010       $12.392      $14.900        16,373
                              2011       $14.900      $14.785        13,985
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.363         5,743
                              2005       $10.363      $10.332        42,214
                              2006       $10.332      $11.116        73,533
                              2007       $11.116      $11.615        72,323
                              2008       $11.615      $ 9.426        78,465
                              2009       $ 9.426      $12.459        78,177
                              2010       $12.459      $13.771        54,184
                              2011       $13.771      $14.147        49,399

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.912         5,559
                              2005       $10.912      $11.485         7,084
                              2006       $11.485      $12.958        24,535
                              2007       $12.958      $13.608        21,855
                              2008       $13.608      $ 9.552        18,164
                              2009       $ 9.552      $11.842        17,250
                              2010       $11.842      $13.871        15,253
                              2011       $13.871      $13.038        14,038
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.896         1,993
                              2005       $10.896      $11.072        40,840
                              2006       $11.072      $12.778        61,897
                              2007       $12.778      $13.006        66,965
                              2008       $13.006      $ 8.137        53,184
                              2009       $ 8.137      $ 9.521        55,030
                              2010       $ 9.521      $11.001        47,467
                              2011       $11.001      $10.169        41,092
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.144           268
                              2005       $11.144      $11.475         7,646
                              2006       $11.475      $12.184        14,218
                              2007       $12.184      $14.541        15,436
                              2008       $14.541      $ 8.837        20,682
                              2009       $ 8.837      $12.658        17,906
                              2010       $12.658      $15.312        15,702
                              2011       $15.312      $13.555        14,870
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.127         1,679
                              2005       $11.127      $11.851        48,962
                              2006       $11.851      $13.090        60,205
                              2007       $13.090      $12.955        59,504
                              2008       $12.955      $ 7.732        44,240
                              2009       $ 7.732      $ 9.634        37,058
                              2010       $ 9.634      $11.892        24,610
                              2011       $11.892      $11.233        22,499
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.700         3,186
                              2003       $10.700      $13.130        59,328
                              2004       $13.130      $14.180        99,388
                              2005       $14.180      $14.470       112,333
                              2006       $14.470      $15.789       108,796
                              2007       $15.789      $16.078        89,411
                              2008       $16.078      $ 8.921        73,945
                              2009       $ 8.921      $10.676        71,860
                              2010       $10.676      $11.838        60,035
                              2011       $11.838      $11.695        49,100

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.298        36,758
                              2004       $12.298      $12.903        60,080
                              2005       $12.903      $13.316        80,633
                              2006       $13.316      $14.111        90,317
                              2007       $14.111      $15.810        73,513
                              2008       $15.810      $ 8.454        65,086
                              2009       $ 8.454      $11.993        55,916
                              2010       $11.993      $12.881        53,842
                              2011       $12.881      $12.503        45,951
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.110            18
                              2005       $10.110      $10.182         6,577
                              2006       $10.182      $10.515        25,706
                              2007       $10.515      $10.770        62,798
                              2008       $10.770      $ 6.457        64,363
                              2009       $ 6.457      $ 6.929        80,065
                              2010       $ 6.929      $ 7.589        72,395
                              2011       $ 7.589      $ 8.060        51,690
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.150         1,777
                              2003       $10.150      $14.270        62,852
                              2004       $14.270      $16.695        79,066
                              2005       $16.695      $18.740        73,144
                              2006       $18.740      $21.645        71,783
                              2007       $21.645      $22.595        73,881
                              2008       $22.595      $13.267        58,345
                              2009       $13.267      $18.195        47,430
                              2010       $18.195      $20.717        38,277
                              2011       $20.717      $18.650        33,566
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.553         2,623
                              2003       $10.553      $12.168       125,885
                              2004       $12.168      $12.984       182,539
                              2005       $12.984      $13.095       227,958
                              2006       $13.095      $13.820       216,730
                              2007       $13.820      $14.898       192,858
                              2008       $14.898      $12.537       149,936
                              2009       $12.537      $14.609       119,518
                              2010       $14.609      $16.501       105,647
                              2011       $16.501      $16.344        95,347

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.663         1,381
                              2003       $10.663      $12.991        72,355
                              2004       $12.991      $13.901       108,252
                              2005       $13.901      $13.955       102,339
                              2006       $13.955      $15.000       101,649
                              2007       $15.000      $14.691        97,898
                              2008       $14.691      $ 3.098       165,341
                              2009       $ 3.098      $ 3.840       179,849
                              2010       $ 3.840      $ 4.324       150,775
                              2011       $ 4.324      $ 4.147       136,486
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.179         3,722
                              2003       $10.179      $12.666       185,575
                              2004       $12.666      $13.604       209,165
                              2005       $13.604      $14.157       230,257
                              2006       $14.157      $15.989       233,933
                              2007       $15.989      $16.387       217,686
                              2008       $16.387      $ 9.897       189,847
                              2009       $ 9.897      $12.466       159,967
                              2010       $12.466      $14.210       141,484
                              2011       $14.210      $13.940       110,733
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.356         1,101
                              2003       $10.356      $14.701        47,221
                              2004       $14.701      $17.242        57,383
                              2005       $17.242      $18.617        65,352
                              2006       $18.617      $21.007        62,271
                              2007       $21.007      $20.384        62,615
                              2008       $20.384      $12.436        56,625
                              2009       $12.436      $16.752        46,017
                              2010       $16.752      $20.286        35,681
                              2011       $20.286      $19.489        26,596
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.063           135
                              2003       $10.063      $12.422        22,922
                              2004       $12.422      $14.600        24,359
                              2005       $14.600      $16.090        27,814
                              2006       $16.090      $16.263        28,198
                              2007       $16.263      $16.969        25,868
                              2008       $16.969      $ 8.481        22,246
                              2009       $ 8.481      $11.038        16,109
                              2010       $11.038      $13.814        13,760
                              2011       $13.814      $13.708        12,600

                             FOR THE   ACCUMULATION ACCUMULATION   NUMBER OF
                              YEAR      UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD   END OF PERIOD
 ------------              ----------- ------------ ------------ --------------
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.783        51,046
                              2010       $12.783      $14.165        43,634
                              2011       $14.165      $14.208        32,777
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.517         2,782
                              2003       $10.517      $12.113       117,130
                              2004       $12.113      $12.899       131,257
                              2005       $12.899      $13.202       148,439
                              2006       $13.202      $14.542       138,471
                              2007       $14.542      $14.446       128,014
                              2008       $14.446      $ 8.427       105,350
                              2009       $ 8.427      $10.418        92,419
                              2010       $10.418      $11.363        88,255
                              2011       $11.363      $11.492        61,784
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.390         1,112
                              2003       $10.390      $12.464        20,184
                              2004       $12.464      $13.383        29,830
                              2005       $13.383      $14.089        40,883
                              2006       $14.089      $15.649        37,663
                              2007       $15.649      $15.851        57,354
                              2008       $15.851      $10.401        32,223
                              2009       $10.401      $13.839        30,586
                              2010       $13.839      $15.620        33,056
                              2011       $15.620      $15.308        20,292
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.726         1,495
                              2003       $ 9.726      $11.331            46
                              2004       $11.331      $11.945        54,726
                              2005       $11.945      $13.308        49,402
                              2006       $13.308      $13.462        47,346
                              2007       $13.462      $13.168        42,991
                              2008       $13.168      $10.746        35,035
                              2009       $10.746      $13.325        28,294
                              2010       $13.325      $13.436        21,499
                              2011       $13.436      $13.067        15,020
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.472           410
                              2003       $11.472      $14.093         4,981
                              2004       $14.093      $16.864         7,591
                              2005       $16.864      $18.020         6,607
                              2006       $18.020      $22.529         6,344
                              2007       $22.529      $26.590         5,369
                              2008       $26.590      $18.188         4,903
                              2009       $18.188      $19.216         4,363
                              2010       $19.216      $19.257         3,292
                              2011       $19.257      $17.927         2,817

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.800         3,907
                              2003       $10.800      $13.539       148,791
                              2004       $13.539      $14.804       172,124
                              2005       $14.804      $15.331       162,143
                              2006       $15.331      $17.489       146,437
                              2007       $17.489      $16.170       135,505
                              2008       $16.170      $ 9.755        93,591
                              2009       $ 9.755      $12.461        86,467
                              2010       $12.461      $14.027        78,669
                              2011       $14.027      $13.163        57,132
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.743            45
                              2003       $10.743      $13.378        35,039
                              2004       $13.378      $14.554        48,270
                              2005       $14.554      $14.766        57,946
                              2006       $14.766      $16.062        56,257
                              2007       $16.062      $16.246        53,441
                              2008       $16.246      $11.820        43,764
                              2009       $11.820      $17.470        40,653
                              2010       $17.470      $19.606        39,596
                              2011       $19.606      $19.634        30,753
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.187         1,875
                              2003       $10.187      $10.469       163,671
                              2004       $10.469      $10.759       201,668
                              2005       $10.759      $10.838       232,164
                              2006       $10.838      $11.149       240,961
                              2007       $11.149      $11.544       247,049
                              2008       $11.544      $ 8.642       188,689
                              2009       $ 8.642      $12.472       165,864
                              2010       $12.472      $13.486       148,462
                              2011       $13.486      $13.935       120,903
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.606         3,860
                              2003       $10.606      $13.416        70,133
                              2004       $13.416      $15.341        79,696
                              2005       $15.341      $16.939        90,776
                              2006       $16.939      $21.291        87,515
                              2007       $21.291      $22.704        95,691
                              2008       $22.704      $12.523        70,935
                              2009       $12.523      $15.359        65,032
                              2010       $15.359      $16.630        58,111
                              2011       $16.630      $13.595        51,644

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.409         1,761
                              2003       $10.409      $13.024        18,051
                              2004       $13.024      $14.437        19,447
                              2005       $14.437      $15.460        25,617
                              2006       $15.460      $17.334        32,290
                              2007       $17.334      $16.176        26,783
                              2008       $16.176      $ 9.623        18,860
                              2009       $ 9.623      $12.389        15,615
                              2010       $12.389      $13.889        12,153
                              2011       $13.889      $13.675        11,422
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.987         6,628
                              2003       $ 9.987      $ 9.878        42,951
                              2004       $ 9.878      $ 9.785        78,052
                              2005       $ 9.785      $ 9.873       106,156
                              2006       $ 9.873      $10.144       118,885
                              2007       $10.144      $10.459       190,348
                              2008       $10.459      $10.557       312,834
                              2009       $10.557      $10.411       338,730
                              2010       $10.411      $10.249       256,283
                              2011       $10.249      $10.088       192,295
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.381         1,607
                              2003       $10.381      $13.530        24,457
                              2004       $13.530      $14.687        29,678
                              2005       $14.687      $15.900        28,046
                              2006       $15.900      $16.987        27,693
                              2007       $16.987      $17.675        23,749
                              2008       $17.675      $10.654        14,442
                              2009       $10.654      $13.855        13,743
                              2010       $13.855      $16.301        27,797
                              2011       $16.301      $15.227        17,793
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.206         3,480
                              2003       $11.206      $14.610        27,699
                              2004       $14.610      $16.596        47,472
                              2005       $16.596      $17.296        78,202
                              2006       $17.296      $19.747        74,649
                              2007       $19.747      $18.481        71,941
                              2008       $18.481      $10.047        58,484
                              2009       $10.047      $ 9.460             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.644           676
                              2003       $10.644      $13.128        29,348
                              2004       $13.128      $13.896        25,803
                              2005       $13.896      $14.361        22,777
                              2006       $14.361      $15.733        22,558
                              2007       $15.733      $15.568        17,965
                              2008       $15.568      $ 9.415        10,547
                              2009       $ 9.415      $12.340        10,441
                              2010       $12.340      $14.132         7,484
                              2011       $14.132      $13.665         7,135
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.374         2,477
                              2003       $10.374      $13.596        33,102
                              2004       $13.596      $15.869        37,929
                              2005       $15.869      $17.515        34,660
                              2006       $17.515      $18.177        31,895
                              2007       $18.177      $18.568        26,864
                              2008       $18.568      $ 9.950        19,552
                              2009       $ 9.950      $13.586        18,970
                              2010       $13.586      $15.526             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.111         7,147
                              2003       $10.111      $12.429       202,024
                              2004       $12.429      $12.847       232,660
                              2005       $12.847      $13.363       220,448
                              2006       $13.363      $13.866       215,818
                              2007       $13.866      $14.398       187,906
                              2008       $14.398      $ 8.922       146,827
                              2009       $ 8.922      $14.390       125,177
                              2010       $14.390      $17.106       100,358
                              2011       $17.106      $13.830        82,607
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.062             0
                              2003       $11.062      $13.908         4,540
                              2004       $13.908      $15.067        16,192
                              2005       $15.067      $16.627        18,091
                              2006       $16.627      $18.131        32,432
                              2007       $18.131      $18.983        17,912
                              2008       $18.983      $15.882        14,608
                              2009       $15.882      $20.337        13,905
                              2010       $20.337      $21.963        14,213
                              2011       $21.963      $23.103        13,149

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.098        14,221
                              2005       $11.098      $12.230        27,462
                              2006       $12.230      $14.625        30,738
                              2007       $14.625      $15.798        32,185
                              2008       $15.798      $11.048        29,447
                              2009       $11.048      $14.086        22,349
                              2010       $14.086      $15.809        19,803
                              2011       $15.809      $16.967        14,822
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.763        24,252
                              2005       $10.763      $12.257        26,735
                              2006       $12.257      $12.558        25,770
                              2007       $12.558      $15.064        24,311
                              2008       $15.064      $ 7.532        19,480
                              2009       $ 7.532      $12.272        17,712
                              2010       $12.272      $14.838        13,708
                              2011       $14.838      $14.194        10,533
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.738         9,011
                              2005       $10.738      $12.203        10,641
                              2006       $12.203      $12.468        10,743
                              2007       $12.468      $14.926        10,462
                              2008       $14.926      $ 7.440         9,991
                              2009       $ 7.440      $12.092         9,440
                              2010       $12.092      $14.590         9,286
                              2011       $14.590      $13.922         7,619
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.833         5,816
                              2007       $ 9.833      $11.864        18,347
                              2008       $11.864      $ 6.209        27,973
                              2009       $ 6.209      $ 9.616        27,074
                              2010       $ 9.616      $12.517        26,454
                              2011       $12.517      $11.434        20,238
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.593         6,384
                              2004       $13.593      $15.912        19,130
                              2005       $15.912      $17.677        17,888
                              2006       $17.677      $19.456        17,886
                              2007       $19.456      $19.712        15,483
                              2008       $19.712      $11.554        12,407
                              2009       $11.554      $16.675        11,015
                              2010       $16.675      $20.768         9,139
                              2011       $20.768      $18.657         7,138

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.703         1,852
                              2003       $10.703      $14.547        30,163
                              2004       $14.547      $19.479        58,603
                              2005       $19.479      $22.382        68,172
                              2006       $22.382      $30.325        66,772
                              2007       $30.325      $24.686        59,398
                              2008       $24.686      $15.048        58,068
                              2009       $15.048      $19.028        52,987
                              2010       $19.028      $24.254        45,690
                              2011       $24.254      $25.221        37,140
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.895        66,137
                              2005       $ 9.895      $ 9.975       118,151
                              2006       $ 9.975      $10.226        96,469
                              2007       $10.226      $10.511        70,409
                              2008       $10.511      $10.529        65,789
                              2009       $10.529      $10.368             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1,
                                     2003

                          MORTALITY & EXPENSE = 1.45


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.266          0
                              2007       $10.266      $11.844          0
                              2008       $11.844      $ 6.676          0
                              2009       $ 6.676      $ 8.896          0
                              2010       $ 8.896      $10.231          0
                               201
                                 1       $10.231      $ 9.784          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.458          0
                              2007       $10.458      $11.152          0
                              2008       $11.152      $ 8.208          0
                              2009       $ 8.208      $10.008          0
                              2010       $10.008      $11.078          0
                              2011       $11.078      $10.851          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.488          0
                              2007       $10.488      $11.343          0
                              2008       $11.343      $ 7.497          0
                              2009       $ 7.497      $ 9.479          0
                              2010       $ 9.479      $10.660          0
                              2011       $10.660      $10.356          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.497          0
                              2007       $10.497      $11.467          0
                              2008       $11.467      $ 6.974          0
                              2009       $ 6.974      $ 8.998          0
                              2010       $ 8.998      $10.257          0
                              2011       $10.257      $ 9.804          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.349          0
                              2007       $10.349      $10.780          0
                              2008       $10.780      $ 9.468          0
                              2009       $ 9.468      $10.676          0
                              2010       $10.676      $11.263          0
                              2011       $11.263      $11.233          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.743          0
                              2007       $ 9.743      $11.720          0
                              2008       $11.720      $ 6.366          0
                              2009       $ 6.366      $ 9.044          0
                              2010       $ 9.044      $10.654          0
                              2011       $10.654      $10.527          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.820          0
                              2007       $10.820      $11.193          0
                              2008       $11.193      $ 6.918          0
                              2009       $ 6.918      $ 8.595          0
                              2010       $ 8.595      $ 9.699          0
                              2011       $ 9.699      $ 9.710          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.875          0
                              2007       $ 9.875      $11.202          0
                              2008       $11.202      $ 6.654          0
                              2009       $ 6.654      $ 9.147          0
                              2010       $ 9.147      $11.568          0
                              2011       $11.568      $10.143          0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.722      $13.421          0
                              2004       $13.421      $14.602          0
                              2005       $14.602      $14.868          0
                              2006       $14.868      $17.075          0
                              2007       $17.075      $16.171          0
                              2008       $16.171      $10.316          0
                              2009       $10.316      $12.841          0
                              2010       $12.841      $14.737          0
                              2011       $14.737      $14.845          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.237          0
                              2005       $11.237      $11.230          0
                              2006       $11.230      $13.061          0
                              2007       $13.061      $13.329          0
                              2008       $13.329      $ 9.222          0
                              2009       $ 9.222      $12.300          0
                              2010       $12.300      $13.631          0
                              2011       $13.631      $13.728          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.524          0
                              2005       $10.524      $10.462          0
                              2006       $10.462      $11.412          0
                              2007       $11.412      $11.923          0
                              2008       $11.923      $ 7.678          0
                              2009       $ 7.678      $ 9.797          0
                              2010       $ 9.797      $10.754          0
                              2011       $10.754      $10.418          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.064      $14.594          0
                              2004       $14.594      $17.763          0
                              2005       $17.763      $19.005          0
                              2006       $19.005      $21.868          0
                              2007       $21.868      $20.996          0
                              2008       $20.996      $13.833          0
                              2009       $13.833      $17.573          0
                              2010       $17.573      $22.163          0
                              2011       $22.163      $20.980          0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.847      $15.578          0
                              2004       $15.578      $17.081          0
                              2005       $17.081      $17.606          0
                              2006       $17.606      $18.823          0
                              2007       $18.823      $20.594          0
                              2008       $20.594      $11.648          0
                              2009       $11.648      $16.449          0
                              2010       $16.449      $20.649          0
                              2011       $20.649      $19.330          0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.249          0
                              2005       $10.249      $10.324          0
                              2006       $10.324      $10.563          0
                              2007       $10.563      $11.075          0
                              2008       $11.075      $11.721          0
                              2009       $11.721      $11.885          0
                              2010       $11.885      $12.308          0
                              2011       $12.308      $12.794          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $11.015          0
                              2007       $11.015      $12.117          0
                              2008       $12.117      $ 8.527          0
                              2009       $ 8.527      $10.342          0
                              2010       $10.342      $11.389          0
                              2011       $11.389      $10.871          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.622      $12.714          0
                              2004       $12.714      $14.085          0
                              2005       $14.085      $15.317          0
                              2006       $15.317      $17.836          0
                              2007       $17.836      $18.152          0
                              2008       $18.152      $11.229          0
                              2009       $11.229      $13.922          0
                              2010       $13.922      $15.226          0
                              2011       $15.226      $14.821          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.700      $16.911          0
                              2004       $16.911      $20.744          0
                              2005       $20.744      $26.002          0
                              2006       $26.002      $32.761          0
                              2007       $32.761      $41.495          0
                              2008       $41.495      $19.302          0
                              2009       $19.302      $32.768          0
                              2010       $32.768      $37.900          0
                              2011       $37.900      $31.368          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.400      $13.628          0
                              2004       $13.628      $15.888          0
                              2005       $15.888      $17.218          0
                              2006       $17.218      $20.568          0
                              2007       $20.568      $23.356          0
                              2008       $23.356      $13.696          0
                              2009       $13.696      $18.462          0
                              2010       $18.462      $19.686          0
                              2011       $19.686      $17.304          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.608      $12.916          0
                              2004       $12.916      $14.577          0
                              2005       $14.577      $13.897          0
                              2006       $13.897      $15.415          0
                              2007       $15.415      $16.830          0
                              2008       $16.830      $17.581          0
                              2009       $17.581      $20.523          0
                              2010       $20.523      $23.104          0
                              2011       $23.104      $22.528          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.947      $11.763          0
                              2004       $11.763      $12.354          0
                              2005       $12.354      $13.081          0
                              2006       $13.081      $13.204          0
                              2007       $13.204      $15.148          0
                              2008       $15.148      $ 7.581          0
                              2009       $ 7.581      $12.352          0
                              2010       $12.352      $14.527          0
                              2011       $14.527      $13.376          0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.340          0
                              2005       $11.340      $11.612          0
                              2006       $11.612      $13.255          0
                              2007       $13.255      $12.733          0
                              2008       $12.733      $ 8.040          0
                              2009       $ 8.040      $10.155          0
                              2010       $10.155      $11.556          0
                              2011       $11.556      $11.128          0
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.963          0
                              2005       $10.963      $11.580          0
                              2006       $11.580      $12.823          0
                              2007       $12.823      $13.035          0
                              2008       $13.035      $ 9.913          0
                              2009       $ 9.913      $11.944          0
                              2010       $11.944      $13.161          0
                              2011       $13.161      $12.778          0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.799      $13.383          0
                              2004       $13.383      $15.023          0
                              2005       $15.023      $16.213          0
                              2006       $16.213      $18.496          0
                              2007       $18.496      $18.650          0
                              2008       $18.650      $12.435          0
                              2009       $12.435      $15.180          0
                              2010       $15.180      $16.751          0
                              2011       $16.751      $16.105          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.126          0
                              2005       $11.126      $12.160          0
                              2006       $12.160      $12.550          0
                              2007       $12.550      $14.516          0
                              2008       $14.516      $ 7.591          0
                              2009       $ 7.591      $11.675          0
                              2010       $11.675      $14.616          0
                              2011       $14.616      $13.031          0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.303          0
                              2005       $11.303      $12.486          0
                              2006       $12.486      $14.824          0
                              2007       $14.824      $15.724          0
                              2008       $15.724      $ 9.080          0
                              2009       $ 9.080      $12.433          0
                              2010       $12.433      $14.949          0
                              2011       $14.949      $14.840          0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.296          0
                              2005       $11.296      $12.461          0
                              2006       $12.461      $14.785          0
                              2007       $14.785      $15.667          0
                              2008       $15.667      $ 9.027          0
                              2009       $ 9.027      $12.356          0
                              2010       $12.356      $14.849          0
                              2011       $14.849      $14.727          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.361          0
                              2005       $10.361      $10.325          0
                              2006       $10.325      $11.104          0
                              2007       $11.104      $11.596          0
                              2008       $11.596      $ 9.406          0
                              2009       $ 9.406      $12.426          0
                              2010       $12.426      $13.727          0
                              2011       $13.727      $14.095          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.910          0
                              2005       $10.910      $11.478          0
                              2006       $11.478      $12.943          0
                              2007       $12.943      $13.586          0
                              2008       $13.586      $ 9.532          0
                              2009       $ 9.532      $11.810          0
                              2010       $11.810      $13.827          0
                              2011       $13.827      $12.990          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.895          0
                              2005       $10.895      $11.064          0
                              2006       $11.064      $12.764          0
                              2007       $12.764      $12.985          0
                              2008       $12.985      $ 8.120          0
                              2009       $ 8.120      $ 9.496          0
                              2010       $ 9.496      $10.967          0
                              2011       $10.967      $10.131          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.143          0
                              2005       $11.143      $11.467          0
                              2006       $11.467      $12.170          0
                              2007       $12.170      $14.517          0
                              2008       $14.517      $ 8.818          0
                              2009       $ 8.818      $12.624          0
                              2010       $12.624      $15.263          0
                              2011       $15.263      $13.505          0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.126          0
                              2005       $11.126      $11.844          0
                              2006       $11.844      $13.075          0
                              2007       $13.075      $12.934          0
                              2008       $12.934      $ 7.715          0
                              2009       $ 7.715      $ 9.608          0
                              2010       $ 9.608      $11.854          0
                              2011       $11.854      $11.192          0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.129      $13.123          0
                              2004       $13.123      $14.172          0
                              2005       $14.172      $14.452          0
                              2006       $14.452      $15.760          0
                              2007       $15.760      $16.040          0
                              2008       $16.040      $ 8.896          0
                              2009       $ 8.896      $10.639          0
                              2010       $10.639      $11.792          0
                              2011       $11.792      $11.643          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.293          0
                              2004       $12.293      $12.892          0
                              2005       $12.892      $13.298          0
                              2006       $13.298      $14.085          0
                              2007       $14.085      $15.772          0
                              2008       $15.772      $ 8.430          0
                              2009       $ 8.430      $11.952          0
                              2010       $11.952      $12.831          0
                              2011       $12.831      $12.448          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.109          0
                              2005       $10.109      $10.176          0
                              2006       $10.176      $10.503          0
                              2007       $10.503      $10.752          0
                              2008       $10.752      $ 6.443          0
                              2009       $ 6.443      $ 6.911          0
                              2010       $ 6.911      $ 7.565          0
                              2011       $ 7.565      $ 8.031          0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.101      $14.266          0
                              2004       $14.266      $16.681          0
                              2005       $16.681      $18.715          0
                              2006       $18.715      $21.605          0
                              2007       $21.605      $22.541          0
                              2008       $22.541      $13.229          0
                              2009       $13.229      $18.133          0
                              2010       $18.133      $20.637          0
                              2011       $20.637      $18.568          0
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.268      $12.164          0
                              2004       $12.164      $12.973          0
                              2005       $12.973      $13.077          0
                              2006       $13.077      $13.794          0
                              2007       $13.794      $14.862          0
                              2008       $14.862      $12.501          0
                              2009       $12.501      $14.560          0
                              2010       $14.560      $16.437          0
                              2011       $16.437      $16.273          0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.753      $12.986          0
                              2004       $12.986      $13.889          0
                              2005       $13.889      $13.936          0
                              2006       $13.936      $14.972          0
                              2007       $14.972      $14.657          0
                              2008       $14.657      $ 3.089          0
                              2009       $ 3.089      $ 3.826          0
                              2010       $ 3.826      $ 4.307          0
                              2011       $ 4.307      $ 4.128          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.483      $12.662          0
                              2004       $12.662      $13.593          0
                              2005       $13.593      $14.138          0
                              2006       $14.138      $15.960          0
                              2007       $15.960      $16.348          0
                              2008       $16.348      $ 9.869          0
                              2009       $ 9.869      $12.424          0
                              2010       $12.424      $14.154          0
                              2011       $14.154      $13.879          0
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.734      $14.696          0
                              2004       $14.696      $17.227          0
                              2005       $17.227      $18.592          0
                              2006       $18.592      $20.968          0
                              2007       $20.968      $20.335          0
                              2008       $20.335      $12.400          0
                              2009       $12.400      $16.695          0
                              2010       $16.695      $20.208          0
                              2011       $20.208      $19.403          0
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.360      $12.418          0
                              2004       $12.418      $14.587          0
                              2005       $14.587      $16.068          0
                              2006       $16.068      $16.232          0
                              2007       $16.232      $16.929          0
                              2008       $16.929      $ 8.456          0
                              2009       $ 8.456      $11.001          0
                              2010       $11.001      $13.760          0
                              2011       $13.760      $13.648          0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.739          0
                              2010       $12.739      $14.110          0
                              2011       $14.110      $14.146          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.702      $12.109          0
                              2004       $12.109      $12.888          0
                              2005       $12.888      $13.185          0
                              2006       $13.185      $14.515          0
                              2007       $14.515      $14.412          0
                              2008       $14.412      $ 8.403          0
                              2009       $ 8.403      $10.383          0
                              2010       $10.383      $11.318          0
                              2011       $11.318      $11.441          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.771      $12.460          0
                              2004       $12.460      $13.372          0
                              2005       $13.372      $14.070          0
                              2006       $14.070      $15.619          0
                              2007       $15.619      $15.813          0
                              2008       $15.813      $10.371          0
                              2009       $10.371      $13.792          0
                              2010       $13.792      $15.559          0
                              2011       $15.559      $15.240          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.252      $11.327          0
                              2004       $11.327      $11.935          0
                              2005       $11.935      $13.289          0
                              2006       $13.289      $13.437          0
                              2007       $13.437      $13.136          0
                              2008       $13.136      $10.715          0
                              2009       $10.715      $13.279          0
                              2010       $13.279      $13.384          0
                              2011       $13.384      $13.010          0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.668      $14.088          0
                              2004       $14.088      $16.850          0
                              2005       $16.850      $17.996          0
                              2006       $17.996      $22.487          0
                              2007       $22.487      $26.527          0
                              2008       $26.527      $18.136          0
                              2009       $18.136      $19.151          0
                              2010       $19.151      $19.182          0
                              2011       $19.182      $17.848          0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $11.013      $13.534          0
                              2004       $13.534      $14.792          0
                              2005       $14.792      $15.310          0
                              2006       $15.310      $17.456          0
                              2007       $17.456      $16.132          0
                              2008       $16.132      $ 9.727          0
                              2009       $ 9.727      $12.419          0
                              2010       $12.419      $13.972          0
                              2011       $13.972      $13.106          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.887      $13.374          0
                              2004       $13.374      $14.541          0
                              2005       $14.541      $14.746          0
                              2006       $14.746      $16.032          0
                              2007       $16.032      $16.208          0
                              2008       $16.208      $11.786          0
                              2009       $11.786      $17.411          0
                              2010       $17.411      $19.530          0
                              2011       $19.530      $19.548          0
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.375      $10.465          0
                              2004       $10.465      $10.750          0
                              2005       $10.750      $10.824          0
                              2006       $10.824      $11.128          0
                              2007       $11.128      $11.516          0
                              2008       $11.516      $ 8.617          0
                              2009       $ 8.617      $12.430          0
                              2010       $12.430      $13.433          0
                              2011       $13.433      $13.874          0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.595      $13.411          0
                              2004       $13.411      $15.328          0
                              2005       $15.328      $16.916          0
                              2006       $16.916      $21.252          0
                              2007       $21.252      $22.650          0
                              2008       $22.650      $12.486          0
                              2009       $12.486      $15.307          0
                              2010       $15.307      $16.566          0
                              2011       $16.566      $13.535          0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.712      $13.020          0
                              2004       $13.020      $14.425          0
                              2005       $14.425      $15.439          0
                              2006       $15.439      $17.302          0
                              2007       $17.302      $16.138          0
                              2008       $16.138      $ 9.595          0
                              2009       $ 9.595      $12.347          0
                              2010       $12.347      $13.835          0
                              2011       $13.835      $13.615          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.956      $ 9.874          0
                              2004       $ 9.874      $ 9.776          0
                              2005       $ 9.776      $ 9.860          0
                              2006       $ 9.860      $10.125          0
                              2007       $10.125      $10.434          0
                              2008       $10.434      $10.527          0
                              2009       $10.527      $10.376          0
                              2010       $10.376      $10.209          0
                              2011       $10.209      $10.043          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.999      $13.525          0
                              2004       $13.525      $14.675          0
                              2005       $14.675      $15.879          0
                              2006       $15.879      $16.956          0
                              2007       $16.956      $17.633          0
                              2008       $17.633      $10.624          0
                              2009       $10.624      $13.808          0
                              2010       $13.808      $16.238          0
                              2011       $16.238      $15.160          0
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.342      $14.605          0
                              2004       $14.605      $16.582          0
                              2005       $16.582      $17.272          0
                              2006       $17.272      $19.710          0
                              2007       $19.710      $18.438          0
                              2008       $18.438      $10.018          0
                              2009       $10.018      $ 9.432          0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.861      $13.124          0
                              2004       $13.124      $13.885          0
                              2005       $13.885      $14.342          0
                              2006       $14.342      $15.703          0
                              2007       $15.703      $15.531          0
                              2008       $15.531      $ 9.388          0
                              2009       $ 9.388      $12.298          0
                              2010       $12.298      $14.077          0
                              2011       $14.077      $13.605          0
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.818      $13.591          0
                              2004       $13.591      $15.856          0
                              2005       $15.856      $17.491          0
                              2006       $17.491      $18.143          0
                              2007       $18.143      $18.524          0
                              2008       $18.524      $ 9.921          0
                              2009       $ 9.921      $13.540          0
                              2010       $13.540      $15.468          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.598      $12.425             0
                              2004       $12.425      $12.836             0
                              2005       $12.836      $13.345             0
                              2006       $13.345      $13.840             0
                              2007       $13.840      $14.364             0
                              2008       $14.364      $ 8.896             0
                              2009       $ 8.896      $14.341             0
                              2010       $14.341      $17.040             0
                              2011       $17.040      $13.769             0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.312      $13.904        25,012
                              2004       $13.904      $15.054             0
                              2005       $15.054      $16.605             0
                              2006       $16.605      $18.098             0
                              2007       $18.098      $18.938             0
                              2008       $18.938      $15.837             0
                              2009       $15.837      $20.268             0
                              2010       $20.268      $21.877             0
                              2011       $21.877      $23.001             0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.092             0
                              2005       $11.092      $12.217             0
                              2006       $12.217      $14.602             0
                              2007       $14.602      $15.766             0
                              2008       $15.766      $11.020             0
                              2009       $11.020      $14.043             0
                              2010       $14.043      $15.753             0
                              2011       $15.753      $16.898             0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.760             0
                              2005       $10.760      $12.246             0
                              2006       $12.246      $12.541             0
                              2007       $12.541      $15.036             0
                              2008       $15.036      $ 7.515             0
                              2009       $ 7.515      $12.237             0
                              2010       $12.237      $14.788             0
                              2011       $14.788      $14.139             0
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.734             0
                              2005       $10.734      $12.193             0
                              2006       $12.193      $12.451             0
                              2007       $12.451      $14.898             0
                              2008       $14.898      $ 7.422             0
                              2009       $ 7.422      $12.057             0
                              2010       $12.057      $14.541             0
                              2011       $14.541      $13.868             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.830          0
                              2007       $ 9.830      $11.854          0
                              2008       $11.854      $ 6.201          0
                              2009       $ 6.201      $ 9.598          0
                              2010       $ 9.598      $12.487          0
                              2011       $12.487      $11.401          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.589          0
                              2004       $13.589      $15.899          0
                              2005       $15.899      $17.653          0
                              2006       $17.653      $19.420          0
                              2007       $19.420      $19.665          0
                              2008       $19.665      $11.521          0
                              2009       $11.521      $16.618          0
                              2010       $16.618      $20.687          0
                              2011       $20.687      $18.575          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.401      $14.542          0
                              2004       $14.542      $19.463          0
                              2005       $19.463      $22.352          0
                              2006       $22.352      $30.268          0
                              2007       $30.268      $24.627          0
                              2008       $24.627      $15.004          0
                              2009       $15.004      $18.963          0
                              2010       $18.963      $24.160          0
                              2011       $24.160      $25.110          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.890          0
                              2005       $ 9.890      $ 9.965          0
                              2006       $ 9.965      $10.210          0
                              2007       $10.210      $10.490          0
                              2008       $10.490      $10.502          0
                              2009       $10.502      $10.337          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV
   DEATH BENEFIT OPTION OR ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                           BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 1.5


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.263             0
                              2007       $10.263      $11.834        13,916
                              2008       $11.834      $ 6.667        15,221
                              2009       $ 6.667      $ 8.879         9,686
                              2010       $ 8.879      $10.207        11,191
                              2011       $10.207      $ 9.755         2,456
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.454             0
                              2007       $10.454      $11.142             0
                              2008       $11.142      $ 8.197             0
                              2009       $ 8.197      $ 9.989             0
                              2010       $ 9.989      $11.052             0
                              2011       $11.052      $10.819             0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.484             0
                              2007       $10.484      $11.333             0
                              2008       $11.333      $ 7.487             0
                              2009       $ 7.487      $ 9.462             0
                              2010       $ 9.462      $10.635             0
                              2011       $10.635      $10.326             0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.493             0
                              2007       $10.493      $11.458             0
                              2008       $11.458      $ 6.964             0
                              2009       $ 6.964      $ 8.981             0
                              2010       $ 8.981      $10.232             0
                              2011       $10.232      $ 9.775             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.345             0
                              2007       $10.345      $10.771             0
                              2008       $10.771      $ 9.455             0
                              2009       $ 9.455      $10.656             0
                              2010       $10.656      $11.236             0
                              2011       $11.236      $11.200             0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.739             0
                              2007       $ 9.739      $11.710             0
                              2008       $11.710      $ 6.358             0
                              2009       $ 6.358      $ 9.027             0
                              2010       $ 9.027      $10.629             0
                              2011       $10.629      $10.497             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.816             0
                              2007       $10.816      $11.184             0
                              2008       $11.184      $ 6.909             0
                              2009       $ 6.909      $ 8.579             0
                              2010       $ 8.579      $ 9.676             0
                              2011       $ 9.676      $ 9.682             0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.872             0
                              2007       $ 9.872      $11.192         4,507
                              2008       $11.192      $ 6.645         1,895
                              2009       $ 6.645      $ 9.130         1,895
                              2010       $ 9.130      $11.540         2,648
                              2011       $11.540      $10.114           948
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.851         5,784
                              2003       $10.851      $13.409        10,763
                              2004       $13.409      $14.582        19,389
                              2005       $14.582      $14.840        19,807
                              2006       $14.840      $17.034           684
                              2007       $17.034      $16.124        17,204
                              2008       $16.124      $10.280        15,261
                              2009       $10.280      $12.790        13,961
                              2010       $12.790      $14.672         7,847
                              2011       $14.672      $14.771         6,961

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.233         6,011
                              2005       $11.233      $11.221         7,890
                              2006       $11.221      $13.044             0
                              2007       $13.044      $13.304        21,734
                              2008       $13.304      $ 9.200        18,605
                              2009       $ 9.200      $12.264        13,742
                              2010       $12.264      $13.585        10,818
                              2011       $13.585      $13.674         9,407
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.523             0
                              2005       $10.523      $10.455           202
                              2006       $10.455      $11.399             0
                              2007       $11.399      $11.903         3,430
                              2008       $11.903      $ 7.661         3,390
                              2009       $ 7.661      $ 9.771         3,300
                              2010       $ 9.771      $10.719         3,284
                              2011       $10.719      $10.380         3,354
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.225         2,264
                              2003       $11.225      $14.581         4,254
                              2004       $14.581      $17.739         4,336
                              2005       $17.739      $18.969         4,240
                              2006       $18.969      $21.816           350
                              2007       $21.816      $20.935         3,241
                              2008       $20.935      $13.785         2,450
                              2009       $13.785      $17.504         2,397
                              2010       $17.504      $22.064         2,295
                              2011       $22.064      $20.877         2,054
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.535            30
                              2003       $11.535      $15.564         1,130
                              2004       $15.564      $17.057           900
                              2005       $17.057      $17.572         1,953
                              2006       $17.572      $18.778         1,798
                              2007       $18.778      $20.534         1,868
                              2008       $20.534      $11.608         1,948
                              2009       $11.608      $16.384         1,882
                              2010       $16.384      $20.557         1,864
                              2011       $20.557      $19.234         1,947
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.246             0
                              2005       $10.246      $10.315             0
                              2006       $10.315      $10.549             0
                              2007       $10.549      $11.055         7,693
                              2008       $11.055      $11.693        10,532
                              2009       $11.693      $11.851         6,789
                              2010       $11.851      $12.266         7,804
                              2011       $12.266      $12.745         7,262

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $11.011             0
                              2007       $11.011      $12.107             0
                              2008       $12.107      $ 8.515             0
                              2009       $ 8.515      $10.323             0
                              2010       $10.323      $11.362             0
                              2011       $11.362      $10.840             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.324           641
                              2003       $10.324      $12.703         9,088
                              2004       $12.703      $14.065         9,568
                              2005       $14.065      $15.288         9,301
                              2006       $15.288      $17.793           437
                              2007       $17.793      $18.099        19,543
                              2008       $18.099      $11.190        18,295
                              2009       $11.190      $13.867        14,212
                              2010       $13.867      $15.159        12,974
                              2011       $15.159      $14.748         3,783
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.233             0
                              2003       $11.233      $16.896           481
                              2004       $16.896      $20.715           476
                              2005       $20.715      $25.952           471
                              2006       $25.952      $32.682             0
                              2007       $32.682      $41.374           468
                              2008       $41.374      $19.236           186
                              2009       $19.236      $32.639           183
                              2010       $32.639      $37.731           178
                              2011       $37.731      $31.213           164
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.475           825
                              2003       $10.475      $13.616         2,717
                              2004       $13.616      $15.866         4,076
                              2005       $15.866      $17.185         8,866
                              2006       $17.185      $20.518           190
                              2007       $20.518      $23.288        13,621
                              2008       $23.288      $13.649        10,969
                              2009       $13.649      $18.389        10,854
                              2010       $18.389      $19.599        10,918
                              2011       $19.599      $17.219         8,058

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.721            34
                              2003       $10.721      $12.905         2,836
                              2004       $12.905      $14.556         2,261
                              2005       $14.556      $13.871         2,190
                              2006       $13.871      $15.378         3,110
                              2007       $15.378      $16.780         2,946
                              2008       $16.780      $17.521         2,646
                              2009       $17.521      $20.443         2,215
                              2010       $20.443      $23.001         1,104
                              2011       $23.001      $22.416         1,128
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.410             0
                              2003       $ 9.410      $11.753         2,886
                              2004       $11.753      $12.337         3,581
                              2005       $12.337      $13.056         3,515
                              2006       $13.056      $13.172             0
                              2007       $13.172      $15.104         4,086
                              2008       $15.104      $ 7.555         3,954
                              2009       $ 7.555      $12.304         3,809
                              2010       $12.304      $14.462         3,955
                              2011       $14.462      $13.310         2,200
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.336             0
                              2005       $11.336      $11.603            61
                              2006       $11.603      $13.237             0
                              2007       $13.237      $12.709         8,388
                              2008       $12.709      $ 8.021         8,791
                              2009       $ 8.021      $10.126         4,037
                              2010       $10.126      $11.517         4,069
                              2011       $11.517      $11.084         4,170
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.959             0
                              2005       $10.959      $11.570             0
                              2006       $11.570      $12.805             0
                              2007       $12.805      $13.011        10,857
                              2008       $13.011      $ 9.890         9,399
                              2009       $ 9.890      $11.909         9,399
                              2010       $11.909      $13.117         9,973
                              2011       $13.117      $12.728             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.653           847
                              2003       $10.653      $13.371        16,393
                              2004       $13.371      $15.002        17,738
                              2005       $15.002      $16.182        16,504
                              2006       $16.182      $18.451             0
                              2007       $18.451      $18.595        13,590
                              2008       $18.595      $12.392        12,822
                              2009       $12.392      $15.120        11,753
                              2010       $15.120      $16.677         8,613
                              2011       $16.677      $16.025         4,086
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.122         7,988
                              2005       $11.122      $12.150         7,729
                              2006       $12.150      $12.533             0
                              2007       $12.533      $14.489         2,840
                              2008       $14.489      $ 7.573         2,955
                              2009       $ 7.573      $11.641         2,812
                              2010       $11.641      $14.566         2,555
                              2011       $14.566      $12.980         2,555
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.299        11,581
                              2005       $11.299      $12.476        10,543
                              2006       $12.476      $14.804        10,286
                              2007       $14.804      $15.694         9,912
                              2008       $15.694      $ 9.058         9,731
                              2009       $ 9.058      $12.397         8,607
                              2010       $12.397      $14.898         3,621
                              2011       $14.898      $14.782         3,142
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.292             0
                              2005       $11.292      $12.451             0
                              2006       $12.451      $14.765             0
                              2007       $14.765      $15.638           747
                              2008       $15.638      $ 9.006           879
                              2009       $ 9.006      $12.320         1,070
                              2010       $12.320      $14.799           724
                              2011       $14.799      $14.670           734
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.360         4,320
                              2005       $10.360      $10.319         4,157
                              2006       $10.319      $11.091             0
                              2007       $11.091      $11.577         8,603
                              2008       $11.577      $ 9.386         7,915
                              2009       $ 9.386      $12.393         6,903
                              2010       $12.393      $13.684         4,381
                              2011       $13.684      $14.043         1,583

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.909            0
                              2005       $10.909      $11.471        6,656
                              2006       $11.471      $12.929            0
                              2007       $12.929      $13.563        7,788
                              2008       $13.563      $ 9.511        6,517
                              2009       $ 9.511      $11.779        6,518
                              2010       $11.779      $13.783        6,277
                              2011       $13.783      $12.942        6,277
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.893        1,023
                              2005       $10.893      $11.057        1,017
                              2006       $11.057      $12.749            0
                              2007       $12.749      $12.963        4,148
                              2008       $12.963      $ 8.102        3,080
                              2009       $ 8.102      $ 9.471        2,321
                              2010       $ 9.471      $10.932          475
                              2011       $10.932      $10.094          277
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.141            9
                              2005       $11.141      $11.460        1,405
                              2006       $11.460      $12.156            0
                              2007       $12.156      $14.493        1,132
                              2008       $14.493      $ 8.799        1,307
                              2009       $ 8.799      $12.590        1,562
                              2010       $12.590      $15.215        1,755
                              2011       $15.215      $13.455        1,925
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.124        1,023
                              2005       $11.124      $11.836        4,532
                              2006       $11.836      $13.060            0
                              2007       $13.060      $12.913        3,514
                              2008       $12.913      $ 7.698        4,736
                              2009       $ 7.698      $ 9.582        4,288
                              2010       $ 9.582      $11.816        4,554
                              2011       $11.816      $11.151        3,611
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.696          841
                              2003       $10.696      $13.112        2,358
                              2004       $13.112      $14.152        3,211
                              2005       $14.152      $14.425        2,340
                              2006       $14.425      $15.722            0
                              2007       $15.722      $15.993        9,708
                              2008       $15.993      $ 8.865        8,945
                              2009       $ 8.865      $10.598        9,067
                              2010       $10.598      $11.739        8,624
                              2011       $11.739      $11.586          996

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.289         2,286
                              2004       $12.289      $12.881         2,554
                              2005       $12.881      $13.280         4,789
                              2006       $13.280      $14.059             0
                              2007       $14.059      $15.735         5,177
                              2008       $15.735      $ 8.405         4,991
                              2009       $ 8.405      $11.912         4,612
                              2010       $11.912      $12.781         4,698
                              2011       $12.781      $12.393         3,735
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.108             0
                              2005       $10.108      $10.169             0
                              2006       $10.169      $10.491             0
                              2007       $10.491      $10.734         5,984
                              2008       $10.734      $ 6.429         7,004
                              2009       $ 6.429      $ 6.893         8,224
                              2010       $ 6.893      $ 7.541         8,199
                              2011       $ 7.541      $ 8.001         7,684
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.148             0
                              2003       $10.148      $14.253         1,072
                              2004       $14.253      $16.657         2,892
                              2005       $16.657      $18.679         2,846
                              2006       $18.679      $21.553            78
                              2007       $21.553      $22.475         5,873
                              2008       $22.475      $13.184         4,479
                              2009       $13.184      $18.062         1,649
                              2010       $18.062      $20.545         1,294
                              2011       $20.545      $18.476         1,277
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.551           952
                              2003       $10.551      $12.153         6,772
                              2004       $12.153      $12.955         7,528
                              2005       $12.955      $13.052         6,838
                              2006       $13.052      $13.761             0
                              2007       $13.761      $14.819         5,410
                              2008       $14.819      $12.458        17,954
                              2009       $12.458      $14.502        13,713
                              2010       $14.502      $16.364        14,236
                              2011       $16.364      $16.192        17,358

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.661           180
                              2003       $10.661      $12.975         5,086
                              2004       $12.975      $13.869         5,049
                              2005       $13.869      $13.909         5,217
                              2006       $13.909      $14.936             0
                              2007       $14.936      $14.614         1,042
                              2008       $14.614      $ 3.078         1,109
                              2009       $ 3.078      $ 3.811         1,069
                              2010       $ 3.811      $ 4.288         1,009
                              2011       $ 4.288      $ 4.108           958
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.177           459
                              2003       $10.177      $12.650        12,320
                              2004       $12.650      $13.574        11,401
                              2005       $13.574      $14.111        11,159
                              2006       $14.111      $15.921             0
                              2007       $15.921      $16.300        11,404
                              2008       $16.300      $ 9.835        11,310
                              2009       $ 9.835      $12.375        10,245
                              2010       $12.375      $14.092         9,727
                              2011       $14.092      $13.810         7,000
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.354           273
                              2003       $10.354      $14.682         2,795
                              2004       $14.682      $17.203         3,095
                              2005       $17.203      $18.556         2,828
                              2006       $18.556      $20.918             0
                              2007       $20.918      $20.276         2,881
                              2008       $20.276      $12.357         2,887
                              2009       $12.357      $16.629         2,709
                              2010       $16.629      $20.118         2,446
                              2011       $20.118      $19.307         2,460
OPPENHEIMER SMALL - & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.060           850
                              2003       $10.060      $12.406         1,676
                              2004       $12.406      $14.567         1,973
                              2005       $14.567      $16.038         2,002
                              2006       $16.038      $16.193           473
                              2007       $16.193      $16.879         2,019
                              2008       $16.879      $ 8.427         2,128
                              2009       $ 8.427      $10.958         2,094
                              2010       $10.958      $13.699         1,670
                              2011       $13.699      $13.580         1,567

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.689         2,814
                              2010       $12.689      $14.048         2,679
                              2011       $14.048      $14.076         2,617
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.515         9,240
                              2003       $10.515      $12.098        19,097
                              2004       $12.098      $12.870        25,396
                              2005       $12.870      $13.159        25,647
                              2006       $13.159      $14.480             0
                              2007       $14.480      $14.370        12,729
                              2008       $14.370      $ 8.374        12,621
                              2009       $ 8.374      $10.342        12,533
                              2010       $10.342      $11.268        12,259
                              2011       $11.268      $11.385         3,772
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.388             0
                              2003       $10.388      $12.448             0
                              2004       $12.448      $13.353           611
                              2005       $13.353      $14.043         1,142
                              2006       $14.043      $15.582           141
                              2007       $15.582      $15.767           804
                              2008       $15.767      $10.335           800
                              2009       $10.335      $13.738           794
                              2010       $13.738      $15.490         3,282
                              2011       $15.490      $15.165           785
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.724             0
                              2003       $ 9.724      $11.317         3,823
                              2004       $11.317      $11.919         7,428
                              2005       $11.919      $13.264         7,923
                              2006       $13.264      $13.405           286
                              2007       $13.405      $13.098         4,183
                              2008       $13.098      $10.678         3,919
                              2009       $10.678      $13.227         3,533
                              2010       $13.227      $13.325         3,444
                              2011       $13.325      $12.946         3,346
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.470             9
                              2003       $11.470      $14.075         1,188
                              2004       $14.075      $16.826         5,798
                              2005       $16.826      $17.961         6,477
                              2006       $17.961      $22.432             0
                              2007       $22.432      $26.449           758
                              2008       $26.449      $18.074           747
                              2009       $18.074      $19.076           612
                              2010       $19.076      $19.097           616
                              2011       $19.097      $17.760           557

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.798         1,099
                              2003       $10.798      $13.522        13,022
                              2004       $13.522      $14.771        23,021
                              2005       $14.771      $15.281        27,111
                              2006       $15.281      $17.414             0
                              2007       $17.414      $16.084        15,384
                              2008       $16.084      $ 9.693        12,997
                              2009       $ 9.693      $12.370         4,980
                              2010       $12.370      $13.910         4,856
                              2011       $13.910      $13.041         4,617
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.741             9
                              2003       $10.741      $13.362         1,424
                              2004       $13.362      $14.521         1,450
                              2005       $14.521      $14.718         1,560
                              2006       $14.718      $15.993           484
                              2007       $15.993      $16.161         4,480
                              2008       $16.161      $11.746         3,225
                              2009       $11.746      $17.342         2,986
                              2010       $17.342      $19.443         2,833
                              2011       $19.443      $19.451         2,900
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.185            10
                              2003       $10.185      $10.456        10,649
                              2004       $10.456      $10.735        13,431
                              2005       $10.735      $10.803        14,830
                              2006       $10.803      $11.101             0
                              2007       $11.101      $11.482        29,642
                              2008       $11.482      $ 8.587        26,497
                              2009       $ 8.587      $12.381        14,218
                              2010       $12.381      $13.374        14,699
                              2011       $13.374      $13.806        11,722
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.604         5,166
                              2003       $10.604      $13.399        12,003
                              2004       $13.399      $15.306        14,812
                              2005       $15.306      $16.884        17,228
                              2006       $16.884      $21.200             0
                              2007       $21.200      $22.584         9,287
                              2008       $22.584      $12.444         9,473
                              2009       $12.444      $15.247         9,012
                              2010       $15.247      $16.492         9,418
                              2011       $16.492      $13.468         8,405

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.407             0
                              2003       $10.407      $13.008         2,132
                              2004       $13.008      $14.405         8,079
                              2005       $14.405      $15.409        11,156
                              2006       $15.409      $17.260             0
                              2007       $17.260      $16.090        15,056
                              2008       $16.090      $ 9.562         8,403
                              2009       $ 9.562      $12.299         8,218
                              2010       $12.299      $13.774         8,263
                              2011       $13.774      $13.547         8,034
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.985           326
                              2003       $ 9.985      $ 9.865         7,613
                              2004       $ 9.865      $ 9.763         6,098
                              2005       $ 9.763      $ 9.841         3,600
                              2006       $ 9.841      $10.100             0
                              2007       $10.100      $10.404         5,264
                              2008       $10.404      $10.491        11,725
                              2009       $10.491      $10.335         5,070
                              2010       $10.335      $10.164         5,371
                              2011       $10.164      $ 9.994         5,261
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.379           471
                              2003       $10.379      $13.513         1,223
                              2004       $13.513      $14.654         1,607
                              2005       $14.654      $15.849         1,599
                              2006       $15.849      $16.915             0
                              2007       $16.915      $17.582         1,584
                              2008       $17.582      $10.587         1,119
                              2009       $10.587      $13.753         1,111
                              2010       $13.753      $16.165         2,269
                              2011       $16.165      $15.085         2,171
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.204         2,723
                              2003       $11.204      $14.592         4,489
                              2004       $14.592      $16.559         4,906
                              2005       $16.559      $17.239         6,471
                              2006       $17.239      $19.663             0
                              2007       $19.663      $18.384         4,070
                              2008       $18.384      $ 9.984         3,195
                              2009       $ 9.984      $ 9.399             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.642           620
                              2003       $10.642      $13.112         1,386
                              2004       $13.112      $13.865         2,685
                              2005       $13.865      $14.315         1,823
                              2006       $14.315      $15.665             0
                              2007       $15.665      $15.485         1,837
                              2008       $15.485      $ 9.355         1,815
                              2009       $ 9.355      $12.250         1,811
                              2010       $12.250      $14.015         1,815
                              2011       $14.015      $13.538         1,772
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.372         1,107
                              2003       $10.372      $13.579         2,811
                              2004       $13.579      $15.833         2,915
                              2005       $15.833      $17.458         2,628
                              2006       $17.458      $18.099           422
                              2007       $18.099      $18.470         2,459
                              2008       $18.470      $ 9.887         1,210
                              2009       $ 9.887      $13.487         1,214
                              2010       $13.487      $15.401             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.109         5,782
                              2003       $10.109      $12.414        16,031
                              2004       $12.414      $12.818        17,142
                              2005       $12.818      $13.320        16,330
                              2006       $13.320      $13.807             0
                              2007       $13.807      $14.322        11,014
                              2008       $14.322      $ 8.865         9,357
                              2009       $ 8.865      $14.284         8,213
                              2010       $14.284      $16.964         7,589
                              2011       $16.964      $13.701         7,449
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.059             0
                              2003       $11.059      $13.891            48
                              2004       $13.891      $15.033            90
                              2005       $15.033      $16.573            72
                              2006       $16.573      $18.054             0
                              2007       $18.054      $18.882           288
                              2008       $18.882      $15.782           268
                              2009       $15.782      $20.188           266
                              2010       $20.188      $21.780           592
                              2011       $21.780      $22.887           210

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $11.086          325
                              2005       $11.086      $12.205          716
                              2006       $12.205      $14.580            0
                              2007       $14.580      $15.734        1,599
                              2008       $15.734      $10.992        2,029
                              2009       $10.992      $14.000        1,662
                              2010       $14.000      $15.697        1,637
                              2011       $15.697      $16.829        1,604
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.756        2,054
                              2005       $10.756      $12.236        1,324
                              2006       $12.236      $12.524        1,310
                              2007       $12.524      $15.008        1,304
                              2008       $15.008      $ 7.497        1,150
                              2009       $ 7.497      $12.202        1,117
                              2010       $12.202      $14.738          857
                              2011       $14.738      $14.084          763
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.731            0
                              2005       $10.731      $12.183        7,246
                              2006       $12.183      $12.434            0
                              2007       $12.434      $14.871        6,839
                              2008       $14.871      $ 7.405        6,914
                              2009       $ 7.405      $12.022        6,833
                              2010       $12.022      $14.492        6,799
                              2011       $14.492      $13.814        6,798
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.826            0
                              2007       $ 9.826      $11.844          986
                              2008       $11.844      $ 6.192        1,268
                              2009       $ 6.192      $ 9.580        1,019
                              2010       $ 9.580      $12.457          859
                              2011       $12.457      $11.368          947
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.584        2,049
                              2004       $13.584      $15.885        2,891
                              2005       $15.885      $17.630        4,078
                              2006       $17.630      $19.384          398
                              2007       $19.384      $19.619        3,868
                              2008       $19.619      $11.488        4,959
                              2009       $11.488      $16.562        5,009
                              2010       $16.562      $20.606        4,754
                              2011       $20.606      $18.493        4,746

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.701          476
                              2003       $10.701      $14.529        4,789
                              2004       $14.529      $19.436        5,353
                              2005       $19.436      $22.309        5,048
                              2006       $22.309      $30.195            0
                              2007       $30.195      $24.555        4,707
                              2008       $24.555      $14.953        4,476
                              2009       $14.953      $18.888        3,811
                              2010       $18.888      $24.053        2,351
                              2011       $24.053      $24.986        1,596
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.885            0
                              2005       $ 9.885      $ 9.955        1,440
                              2006       $ 9.955      $10.195            0
                              2007       $10.195      $10.468          989
                              2008       $10.468      $10.475          989
                              2009       $10.475      $10.306            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE ENHANCED BENEFICIARY
      PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003

                          MORTALITY & EXPENSE = 1.55


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.259         2,178
                              2007       $10.259      $11.824         2,356
                              2008       $11.824      $ 6.658         4,433
                              2009       $ 6.658      $ 8.863        10,302
                              2010       $ 8.863      $10.183        10,876
                              2011       $10.183      $ 9.727         8,661
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.451             0
                              2007       $10.451      $11.133             0
                              2008       $11.133      $ 8.186             0
                              2009       $ 8.186      $ 9.970             0
                              2010       $ 9.970      $11.026             0
                              2011       $11.026      $10.788             0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.481             0
                              2007       $10.481      $11.324             0
                              2008       $11.324      $ 7.477         9,940
                              2009       $ 7.477      $ 9.444         9,869
                              2010       $ 9.444      $10.610             0
                              2011       $10.610      $10.296             0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.489             0
                              2007       $10.489      $11.448             0
                              2008       $11.448      $ 6.955             0
                              2009       $ 6.955      $ 8.964             0
                              2010       $ 8.964      $10.208             0
                              2011       $10.208      $ 9.747             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.342             0
                              2007       $10.342      $10.762             0
                              2008       $10.762      $ 9.443             0
                              2009       $ 9.443      $10.637             0
                              2010       $10.637      $11.210             0
                              2011       $11.210      $11.168             0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.736             0
                              2007       $ 9.736      $11.700             0
                              2008       $11.700      $ 6.349             0
                              2009       $ 6.349      $ 9.010         1,210
                              2010       $ 9.010      $10.604         1,199
                              2011       $10.604      $10.466         1,190
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.813             0
                              2007       $10.813      $11.174           308
                              2008       $11.174      $ 6.900           270
                              2009       $ 6.900      $ 8.563           203
                              2010       $ 8.563      $ 9.653             0
                              2011       $ 9.653      $ 9.655             0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.868           244
                              2007       $ 9.868      $11.183           400
                              2008       $11.183      $ 6.636         1,137
                              2009       $ 6.636      $ 9.113         1,090
                              2010       $ 9.113      $11.513           984
                              2011       $11.513      $10.085           696
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.716      $13.404         6,545
                              2004       $13.404      $14.569        10,225
                              2005       $14.569      $14.820        15,167
                              2006       $14.820      $17.002        19,524
                              2007       $17.002      $16.086        17,282
                              2008       $16.086      $10.251        12,286
                              2009       $10.251      $12.747         7,543
                              2010       $12.747      $14.614         6,690
                              2011       $14.614      $14.706         5,625

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.229         4,098
                              2005       $11.229      $11.211        24,507
                              2006       $11.211      $13.026        57,274
                              2007       $13.026      $13.279        54,370
                              2008       $13.279      $ 9.178         4,580
                              2009       $ 9.178      $12.229        11,017
                              2010       $12.229      $13.539        12,411
                              2011       $13.539      $13.621        11,546
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.521           319
                              2005       $10.521      $10.448         6,923
                              2006       $10.448      $11.386        33,583
                              2007       $11.386      $11.884        33,921
                              2008       $11.884      $ 7.645        15,333
                              2009       $ 7.645      $ 9.745         6,959
                              2010       $ 9.745      $10.685         6,749
                              2011       $10.685      $10.342         5,991
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.057      $14.576         5,267
                              2004       $14.576      $17.723         9,316
                              2005       $17.723      $18.943        12,234
                              2006       $18.943      $21.775        12,049
                              2007       $21.775      $20.885        12,149
                              2008       $20.885      $13.745        11,400
                              2009       $13.745      $17.444         9,319
                              2010       $17.444      $21.979         9,101
                              2011       $21.979      $20.785         4,455
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.840      $15.559             0
                              2004       $15.559      $17.042             0
                              2005       $17.042      $17.548             0
                              2006       $17.548      $18.743             0
                              2007       $18.743      $20.485             0
                              2008       $20.485      $11.574             0
                              2009       $11.574      $16.329           313
                              2010       $16.329      $20.477           285
                              2011       $20.477      $19.150           103
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.242         1,301
                              2005       $10.242      $10.307         7,219
                              2006       $10.307      $10.535         9,921
                              2007       $10.535      $11.034        17,873
                              2008       $11.034      $11.665        18,782
                              2009       $11.665      $11.817        13,030
                              2010       $11.817      $12.225        11,945
                              2011       $12.225      $12.695        11,986

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $11.007             0
                              2007       $11.007      $12.096           537
                              2008       $12.096      $ 8.504         1,370
                              2009       $ 8.504      $10.304         2,318
                              2010       $10.304      $11.335         1,325
                              2011       $11.335      $10.809         1,321
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.616      $12.698        14,046
                              2004       $12.698      $14.054        22,466
                              2005       $14.054      $15.267        24,653
                              2006       $15.267      $17.760        39,114
                              2007       $17.760      $18.056        38,902
                              2008       $18.056      $11.158        18,210
                              2009       $11.158      $13.820        12,328
                              2010       $13.820      $15.100        12,151
                              2011       $15.100      $14.683        10,211
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.694      $16.890           994
                              2004       $16.890      $20.697         4,046
                              2005       $20.697      $25.917         4,071
                              2006       $25.917      $32.621         3,914
                              2007       $32.621      $41.276         3,688
                              2008       $41.276      $19.181         2,855
                              2009       $19.181      $32.529         3,362
                              2010       $32.529      $37.584         3,754
                              2011       $37.584      $31.075         1,484
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.394      $13.611         2,198
                              2004       $13.611      $15.852         5,331
                              2005       $15.852      $17.161        10,035
                              2006       $17.161      $20.480        15,050
                              2007       $20.480      $23.232        13,327
                              2008       $23.232      $13.610        11,242
                              2009       $13.610      $18.327         9,809
                              2010       $18.327      $19.522         9,788
                              2011       $19.522      $17.143         8,614
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.601      $12.900             0
                              2004       $12.900      $14.544             0
                              2005       $14.544      $13.852             0
                              2006       $13.852      $15.350             0
                              2007       $15.350      $16.741             0
                              2008       $16.741      $17.470             0
                              2009       $17.470      $20.373             0
                              2010       $20.373      $22.911             0
                              2011       $22.911      $22.318             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.942      $11.749        4,096
                              2004       $11.749      $12.327        4,952
                              2005       $12.327      $13.038        4,730
                              2006       $13.038      $13.148        4,528
                              2007       $13.148      $15.068        4,077
                              2008       $15.068      $ 7.534        3,063
                              2009       $ 7.534      $12.262        3,002
                              2010       $12.262      $14.406        2,990
                              2011       $14.406      $13.251          334
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.332        1,357
                              2005       $11.332      $11.593        1,724
                              2006       $11.593      $13.219        2,462
                              2007       $13.219      $12.686        2,668
                              2008       $12.686      $ 8.002        1,579
                              2009       $ 8.002      $10.097        1,353
                              2010       $10.097      $11.478        1,300
                              2011       $11.478      $11.041          996
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.956            0
                              2005       $10.956      $11.560           89
                              2006       $11.560      $12.788          391
                              2007       $12.788      $12.987          790
                              2008       $12.987      $ 9.866          645
                              2009       $ 9.866      $11.875          607
                              2010       $11.875      $13.072          601
                              2011       $13.072      $12.678          590
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.793      $13.367        7,791
                              2004       $13.367      $14.989        9,193
                              2005       $14.989      $16.160        9,336
                              2006       $16.160      $18.417        9,638
                              2007       $18.417      $18.551        9,721
                              2008       $18.551      $12.357        7,378
                              2009       $12.357      $15.069        6,700
                              2010       $15.069      $16.612        6,113
                              2011       $16.612      $15.954        4,638

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2003       $10.590      $12.410         6,136
                              2004       $12.410      $11.119         1,935
                              2005       $11.119      $12.140         1,942
                              2006       $12.140      $12.516         2,371
                              2007       $12.516      $14.462         2,083
                              2008       $14.462      $ 7.555         2,321
                              2009       $ 7.555      $11.608         2,032
                              2010       $11.608      $14.517         1,906
                              2011       $14.517      $12.930         2,054
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.295        11,200
                              2005       $11.295      $12.465        10,949
                              2006       $12.465      $14.784        10,939
                              2007       $14.784      $15.665        10,327
                              2008       $15.665      $ 9.037         6,738
                              2009       $ 9.037      $12.361         3,755
                              2010       $12.361      $14.848         3,576
                              2011       $14.848      $14.724         3,511
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.288         1,358
                              2005       $11.288      $12.440         7,271
                              2006       $12.440      $14.745        12,303
                              2007       $14.745      $15.609         9,649
                              2008       $15.609      $ 8.984         8,190
                              2009       $ 8.984      $12.285         4,451
                              2010       $12.285      $14.749         4,183
                              2011       $14.749      $14.613         3,230
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.359             0
                              2005       $10.359      $10.312           155
                              2006       $10.312      $11.078         1,262
                              2007       $11.078      $11.558         2,983
                              2008       $11.558      $ 9.365         2,353
                              2009       $ 9.365      $12.360         2,031
                              2010       $12.360      $13.640         1,736
                              2011       $13.640      $13.991         1,463
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.908           612
                              2005       $10.908      $11.464           701
                              2006       $11.464      $12.914           728
                              2007       $12.914      $13.541           797
                              2008       $13.541      $ 9.490           828
                              2009       $ 9.490      $11.747           809
                              2010       $11.747      $13.740           185
                              2011       $13.740      $12.895           194

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.892             0
                              2005       $10.892      $11.050        20,654
                              2006       $11.050      $12.734        46,791
                              2007       $12.734      $12.942        46,988
                              2008       $12.942      $ 8.085         1,647
                              2009       $ 8.085      $ 9.445         1,667
                              2010       $ 9.445      $10.897         1,677
                              2011       $10.897      $10.057         1,345
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.140             0
                              2005       $11.140      $11.453             0
                              2006       $11.453      $12.143           443
                              2007       $12.143      $14.469           960
                              2008       $14.469      $ 8.780           940
                              2009       $ 8.780      $12.557         3,256
                              2010       $12.557      $15.167         3,230
                              2011       $15.167      $13.406         2,574
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.123             0
                              2005       $11.123      $11.829         1,160
                              2006       $11.829      $13.045         1,882
                              2007       $13.045      $12.891         2,671
                              2008       $12.891      $ 7.682         2,351
                              2009       $ 7.682      $ 9.557         1,984
                              2010       $ 9.557      $11.779         1,655
                              2011       $11.779      $11.110         1,414
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.122      $13.107         2,333
                              2004       $13.107      $14.140         3,113
                              2005       $14.140      $14.405         3,081
                              2006       $14.405      $15.692         3,045
                              2007       $15.692      $15.955         2,936
                              2008       $15.955      $ 8.839         2,465
                              2009       $ 8.839      $10.562         2,460
                              2010       $10.562      $11.694         1,966
                              2011       $11.694      $11.535         1,605
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.285             9
                              2004       $12.285      $12.870        20,914
                              2005       $12.870      $13.262        38,670
                              2006       $13.262      $14.032        61,345
                              2007       $14.032      $15.698        60,480
                              2008       $15.698      $ 8.381        13,483
                              2009       $ 8.381      $11.871        12,435
                              2010       $11.871      $12.732        12,226
                              2011       $12.732      $12.339         5,636

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.106             0
                              2005       $10.106      $10.163             0
                              2006       $10.163      $10.479         2,424
                              2007       $10.479      $10.716         4,691
                              2008       $10.716      $ 6.415         5,028
                              2009       $ 6.415      $ 6.874         5,996
                              2010       $ 6.874      $ 7.517         5,976
                              2011       $ 7.517      $ 7.972         5,566
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.096      $14.248         9,390
                              2004       $14.248      $16.643        10,134
                              2005       $16.643      $18.654         9,931
                              2006       $18.654      $21.513         9,862
                              2007       $21.513      $22.422         9,449
                              2008       $22.422      $13.146         9,141
                              2009       $13.146      $18.001         3,977
                              2010       $18.001      $20.465         4,117
                              2011       $20.465      $18.395         4,031
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.262      $12.149         4,156
                              2004       $12.149      $12.944        12,373
                              2005       $12.944      $13.035        18,213
                              2006       $13.035      $13.735        20,127
                              2007       $13.735      $14.784        20,537
                              2008       $14.784      $12.422        15,493
                              2009       $12.422      $14.453        11,196
                              2010       $14.453      $16.300         9,489
                              2011       $16.300      $16.121         6,932
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.747      $12.970         2,243
                              2004       $12.970      $13.858         5,511
                              2005       $13.858      $13.890        12,558
                              2006       $13.890      $14.909        14,922
                              2007       $14.909      $14.579        14,904
                              2008       $14.579      $ 3.069        18,259
                              2009       $ 3.069      $ 3.799        20,572
                              2010       $ 3.799      $ 4.271        18,564
                              2011       $ 4.271      $ 4.090        15,474

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.477      $12.646         7,342
                              2004       $12.646      $13.562        14,222
                              2005       $13.562      $14.092        16,010
                              2006       $14.092      $15.891        17,395
                              2007       $15.891      $16.262        18,610
                              2008       $16.262      $ 9.806        17,962
                              2009       $ 9.806      $12.333        16,019
                              2010       $12.333      $14.037        14,691
                              2011       $14.037      $13.750         9,955
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.728      $14.677         5,903
                              2004       $14.677      $17.188            11
                              2005       $17.188      $18.531        10,676
                              2006       $18.531      $20.879        10,709
                              2007       $20.879      $20.228        10,840
                              2008       $20.228      $12.322         9,035
                              2009       $12.322      $16.573         8,402
                              2010       $16.573      $20.039         7,808
                              2011       $20.039      $19.222         5,943
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.354      $12.402           471
                              2004       $12.402      $14.554         5,712
                              2005       $14.554      $16.016        19,885
                              2006       $16.016      $16.163        38,130
                              2007       $16.163      $16.839        38,119
                              2008       $16.839      $ 8.403         6,517
                              2009       $ 8.403      $10.921         6,566
                              2010       $10.921      $13.645         6,464
                              2011       $13.645      $13.521         1,083
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.646         9,014
                              2010       $12.646      $13.993         8,473
                              2011       $13.993      $14.014         7,892
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.696      $12.094         8,004
                              2004       $12.094      $12.859        24,201
                              2005       $12.859      $13.142        23,070
                              2006       $13.142      $14.453        22,172
                              2007       $14.453      $14.336        16,769
                              2008       $14.336      $ 8.350         9,613
                              2009       $ 8.350      $10.307         7,941
                              2010       $10.307      $11.224         7,278
                              2011       $11.224      $11.335         4,885

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.765      $12.444           211
                              2004       $12.444      $13.342         6,142
                              2005       $13.342      $14.024         4,299
                              2006       $14.024      $15.553         9,975
                              2007       $15.553      $15.730         9,388
                              2008       $15.730      $10.306         8,461
                              2009       $10.306      $13.691         7,944
                              2010       $13.691      $15.429         7,387
                              2011       $15.429      $15.098         7,178
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.247      $11.313         3,515
                              2004       $11.313      $11.908        11,928
                              2005       $11.908      $13.246        11,821
                              2006       $13.246      $13.380        11,462
                              2007       $13.380      $13.067        10,249
                              2008       $13.067      $10.647        10,082
                              2009       $10.647      $13.182         9,643
                              2010       $13.182      $13.273         9,435
                              2011       $13.273      $12.889         3,822
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.662      $14.071         1,221
                              2004       $14.071      $16.812         1,354
                              2005       $16.812      $17.937         1,348
                              2006       $17.937      $22.391         1,335
                              2007       $22.391      $26.387         1,320
                              2008       $26.387      $18.022           107
                              2009       $18.022      $19.011            84
                              2010       $19.011      $19.023            65
                              2011       $19.023      $17.682            47
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $11.007      $13.518        23,098
                              2004       $13.518      $14.758        37,702
                              2005       $14.758      $15.260        36,054
                              2006       $15.260      $17.382        35,269
                              2007       $17.382      $16.046        31,727
                              2008       $16.046      $ 9.665        25,121
                              2009       $ 9.665      $12.328        21,440
                              2010       $12.328      $13.856        20,170
                              2011       $13.856      $12.983        15,663

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.881      $13.357           430
                              2004       $13.357      $14.509        10,752
                              2005       $14.509      $14.698        12,426
                              2006       $14.698      $15.963        12,108
                              2007       $15.963      $16.122         5,306
                              2008       $16.122      $11.712         4,310
                              2009       $11.712      $17.284         3,807
                              2010       $17.284      $19.368         3,414
                              2011       $19.368      $19.365         1,659
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.370      $10.452         5,277
                              2004       $10.452      $10.726        18,760
                              2005       $10.726      $10.788        23,226
                              2006       $10.788      $11.080        26,139
                              2007       $11.080      $11.455        17,018
                              2008       $11.455      $ 8.563        12,522
                              2009       $ 8.563      $12.339         9,120
                              2010       $12.339      $13.321        10,881
                              2011       $13.321      $13.745         7,389
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.589      $13.395         2,497
                              2004       $13.395      $15.293         3,086
                              2005       $15.293      $16.861         3,379
                              2006       $16.861      $21.161         3,337
                              2007       $21.161      $22.530         3,654
                              2008       $22.530      $12.408         3,439
                              2009       $12.408      $15.195         4,435
                              2010       $15.195      $16.428         3,996
                              2011       $16.428      $13.409         2,717
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.706      $13.004           223
                              2004       $13.004      $14.393        13,489
                              2005       $14.393      $15.388        12,443
                              2006       $15.388      $17.228        12,135
                              2007       $17.228      $16.052         9,111
                              2008       $16.052      $ 9.535         4,948
                              2009       $ 9.535      $12.257         4,534
                              2010       $12.257      $13.720         4,220
                              2011       $13.720      $13.488         1,699
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.950      $ 9.862            83
                              2004       $ 9.862      $ 9.754        17,513
                              2005       $ 9.754      $ 9.828        21,821
                              2006       $ 9.828      $10.081        25,126
                              2007       $10.081      $10.379        17,347
                              2008       $10.379      $10.460        17,302
                              2009       $10.460      $10.300        20,609
                              2010       $10.300      $10.124        12,881
                              2011       $10.124      $ 9.950         9,311

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.993      $13.509           710
                              2004       $13.509      $14.642         1,621
                              2005       $14.642      $15.827         1,628
                              2006       $15.827      $16.883         1,195
                              2007       $16.883      $17.540         1,107
                              2008       $17.540      $10.557         1,106
                              2009       $10.557      $13.707         1,105
                              2010       $13.707      $16.102         1,918
                              2011       $16.102      $15.019         1,481
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.336      $14.587         4,908
                              2004       $14.587      $16.545        12,123
                              2005       $16.545      $17.216        12,402
                              2006       $17.216      $19.626        12,815
                              2007       $19.626      $18.340        12,449
                              2008       $18.340      $ 9.955         9,758
                              2009       $ 9.955      $ 9.371             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.855      $13.108         2,243
                              2004       $13.108      $13.853         1,181
                              2005       $13.853      $14.295         1,179
                              2006       $14.295      $15.636         1,139
                              2007       $15.636      $15.449         1,103
                              2008       $15.449      $ 9.328           510
                              2009       $ 9.328      $12.208           509
                              2010       $12.208      $13.960             0
                              2011       $13.960      $13.478             0
PUTNAM VT VISTA FUND - CLASS IB
                              2005       $15.820      $17.434         3,308
                              2006       $17.434      $18.066         3,271
                              2007       $18.066      $18.426         3,249
                              2008       $18.426      $ 9.859         1,750
                              2009       $ 9.859      $13.441         1,715
                              2010       $13.441      $15.344             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.811      $13.574         2,540
                              2004       $13.574      $12.807        17,520
                              2005       $12.807      $13.302        16,550
                              2006       $13.302      $13.781        15,275
                              2007       $13.781      $14.288        13,529
                              2008       $14.288      $ 8.840        12,967
                              2009       $ 8.840      $14.236        11,313
                              2010       $14.236      $16.898        10,812
                              2011       $16.898      $13.641         4,763

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.306      $13.886             0
                              2004       $13.886      $15.020           959
                              2005       $15.020      $16.551           944
                              2006       $16.551      $18.020           933
                              2007       $18.020      $18.837         1,417
                              2008       $18.837      $15.737         1,293
                              2009       $15.737      $20.120         1,175
                              2010       $20.120      $21.695         1,015
                              2011       $21.695      $22.787           733
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.081         1,186
                              2005       $11.081      $12.192         1,189
                              2006       $12.192      $14.558         1,284
                              2007       $14.558      $15.702         1,559
                              2008       $15.702      $10.964         1,637
                              2009       $10.964      $13.958         2,807
                              2010       $13.958      $15.641         2,995
                              2011       $15.641      $16.761         2,197
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.752        12,971
                              2005       $10.752      $12.226        12,087
                              2006       $12.226      $12.507        12,478
                              2007       $12.507      $14.980        10,571
                              2008       $14.980      $ 7.479         4,207
                              2009       $ 7.479      $12.166         4,008
                              2010       $12.166      $14.688         3,857
                              2011       $14.688      $14.029         3,752
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.727         1,617
                              2005       $10.727      $12.172         2,440
                              2006       $12.172      $12.417         2,529
                              2007       $12.417      $14.843         2,238
                              2008       $14.843      $ 7.387             0
                              2009       $ 7.387      $11.987             0
                              2010       $11.987      $14.442             0
                              2011       $14.442      $13.760             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.823          862
                              2007       $ 9.823      $11.833        1,361
                              2008       $11.833      $ 6.184        1,662
                              2009       $ 6.184      $ 9.562        2,392
                              2010       $ 9.562      $12.428        2,212
                              2011       $12.428      $11.336        1,954
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.580        4,569
                              2004       $13.580      $15.872        5,824
                              2005       $15.872      $17.606        5,684
                              2006       $17.606      $19.348        5,546
                              2007       $19.348      $19.572        5,476
                              2008       $19.572      $11.455        5,010
                              2009       $11.455      $16.506        1,371
                              2010       $16.506      $20.526        1,260
                              2011       $20.526      $18.412          646
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.394      $14.524        2,370
                              2004       $14.524      $19.419        6,415
                              2005       $19.419      $22.279        7,556
                              2006       $22.279      $30.139        6,875
                              2007       $30.139      $24.497        7,854
                              2008       $24.497      $14.910        7,080
                              2009       $14.910      $18.824        5,935
                              2010       $18.824      $23.959        4,800
                              2011       $23.959      $24.876        3,221
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.880        2,177
                              2005       $ 9.880      $ 9.944        2,285
                              2006       $ 9.944      $10.179        2,291
                              2007       $10.179      $10.447        3,072
                              2008       $10.447      $10.449        4,984
                              2009       $10.449      $10.274            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
             INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.6


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.256             0
                              2007       $10.256      $11.814        25,194
                              2008       $11.814      $ 6.649        36,627
                              2009       $ 6.649      $ 8.846        39,538
                              2010       $ 8.846      $10.158        36,285
                              2011       $10.158      $ 9.699        38,444
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.447             0
                              2007       $10.447      $11.123         1,011
                              2008       $11.123      $ 8.175        19,689
                              2009       $ 8.175      $ 9.952        19,202
                              2010       $ 9.952      $11.000        19,078
                              2011       $11.000      $10.757        18,587
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.477             0
                              2007       $10.477      $11.314         4,689
                              2008       $11.314      $ 7.467        11,041
                              2009       $ 7.467      $ 9.426        10,970
                              2010       $ 9.426      $10.584        10,352
                              2011       $10.584      $10.266         9,853
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.486             0
                              2007       $10.486      $11.438           321
                              2008       $11.438      $ 6.945           381
                              2009       $ 6.945      $ 8.948           458
                              2010       $ 8.948      $10.184           421
                              2011       $10.184      $ 9.719           417

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.338             0
                              2007       $10.338      $10.753         2,697
                              2008       $10.753      $ 9.430         7,723
                              2009       $ 9.430      $10.617         4,706
                              2010       $10.617      $11.183         5,120
                              2011       $11.183      $11.136         4,921
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.733             0
                              2007       $ 9.733      $11.690            89
                              2008       $11.690      $ 6.340         3,211
                              2009       $ 6.340      $ 8.993         4,269
                              2010       $ 8.993      $10.578         3,105
                              2011       $10.578      $10.436         6,008
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.809             0
                              2007       $10.809      $11.165         8,417
                              2008       $11.165      $ 6.890        13,290
                              2009       $ 6.890      $ 8.547        14,598
                              2010       $ 8.547      $ 9.630        12,814
                              2011       $ 9.630      $ 9.627        29,229
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.865             0
                              2007       $ 9.865      $11.173        11,520
                              2008       $11.173      $ 6.627        15,668
                              2009       $ 6.627      $ 9.096        16,978
                              2010       $ 9.096      $11.485        18,372
                              2011       $11.485      $10.056        13,559
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.722      $13.407        69,750
                              2004       $13.407      $14.565       116,586
                              2005       $14.565      $14.808       128,009
                              2006       $14.808      $16.980         2,079
                              2007       $16.980      $16.056       109,401
                              2008       $16.056      $10.227        85,815
                              2009       $10.227      $12.711        81,224
                              2010       $12.711      $14.566        67,997
                              2011       $14.566      $14.650        54,984

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.225        54,064
                              2005       $11.225      $11.202       126,530
                              2006       $11.202      $13.008           693
                              2007       $13.008      $13.254       136,788
                              2008       $13.254      $ 9.156       135,562
                              2009       $ 9.156      $12.194       120,475
                              2010       $12.194      $13.493        58,137
                              2011       $13.493      $13.568        41,166
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.520             0
                              2005       $10.520      $10.442        37,511
                              2006       $10.442      $11.373         1,375
                              2007       $11.373      $11.864        51,311
                              2008       $11.864      $ 7.628        51,115
                              2009       $ 7.628      $ 9.719        45,583
                              2010       $ 9.719      $10.652        43,854
                              2011       $10.652      $10.304        43,263
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.064      $14.579        51,642
                              2004       $14.579      $17.718        64,056
                              2005       $17.718      $18.928        79,113
                              2006       $18.928      $21.747         2,666
                              2007       $21.747      $20.847        68,049
                              2008       $20.847      $13.713        57,856
                              2009       $13.713      $17.395        52,014
                              2010       $17.395      $21.905        49,524
                              2011       $21.905      $20.705        46,631
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.847      $15.562             0
                              2004       $15.562      $17.037             0
                              2005       $17.037      $17.534             0
                              2006       $17.534      $18.718             0
                              2007       $18.718      $20.448             0
                              2008       $20.448      $11.547             0
                              2009       $11.547      $16.282             0
                              2010       $16.282      $20.409             0
                              2011       $20.409      $19.076             0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.239        12,066
                              2005       $10.239      $10.298        18,565
                              2006       $10.298      $10.520           205
                              2007       $10.520      $11.014        21,851
                              2008       $11.014      $11.637        59,688
                              2009       $11.637      $11.783        77,603
                              2010       $11.783      $12.183        40,348
                              2011       $12.183      $12.646        16,458

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $11.004             0
                              2007       $11.004      $12.086         5,273
                              2008       $12.086      $ 8.492        13,487
                              2009       $ 8.492      $10.285        16,434
                              2010       $10.285      $11.308        10,319
                              2011       $11.308      $10.778         9,878
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.622      $12.701        80,965
                              2004       $12.701      $14.049       134,691
                              2005       $14.049      $15.255       158,893
                              2006       $15.255      $17.737           899
                              2007       $17.737      $18.023       145,401
                              2008       $18.023      $11.132       123,770
                              2009       $11.132      $13.781       110,869
                              2010       $13.781      $15.049       102,660
                              2011       $15.049      $14.626        96,644
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.700      $16.893        10,345
                              2004       $16.893      $20.691        17,094
                              2005       $20.691      $25.896        19,489
                              2006       $25.896      $32.578           612
                              2007       $32.578      $41.201        15,502
                              2008       $41.201      $19.136        15,917
                              2009       $19.136      $32.436        13,217
                              2010       $32.436      $37.459        13,884
                              2011       $37.459      $30.956        14,327
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.400      $13.614        22,130
                              2004       $13.614      $15.848        52,382
                              2005       $15.848      $17.148        85,659
                              2006       $17.148      $20.453           980
                              2007       $20.453      $23.190        90,772
                              2008       $23.190      $13.578        79,582
                              2009       $13.578      $18.275        64,943
                              2010       $18.275      $19.457        66,221
                              2011       $19.457      $17.077        60,000
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.608      $12.903             0
                              2004       $12.903      $14.540             0
                              2005       $14.540      $13.841             0
                              2006       $13.841      $15.330             0
                              2007       $15.330      $16.710             0
                              2008       $16.710      $17.429           306
                              2009       $17.429      $20.316           304
                              2010       $20.316      $22.835            90
                              2011       $22.835      $22.232            89

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.947      $11.751        27,248
                              2004       $11.751      $12.323        41,584
                              2005       $12.323      $13.027        43,348
                              2006       $13.027      $13.131             0
                              2007       $13.131      $15.040        39,169
                              2008       $15.040      $ 7.516        26,423
                              2009       $ 7.516      $12.227        22,573
                              2010       $12.227      $14.358        19,466
                              2011       $14.358      $13.200        16,463
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.328        24,467
                              2005       $11.328      $11.583        55,838
                              2006       $11.583      $13.202             0
                              2007       $13.202      $12.662        58,775
                              2008       $12.662      $ 7.983        43,666
                              2009       $ 7.983      $10.067        37,945
                              2010       $10.067      $11.439        31,506
                              2011       $11.439      $10.998        28,851
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.952         9,915
                              2005       $10.952      $11.550        23,957
                              2006       $11.550      $12.771             0
                              2007       $12.771      $12.962        22,202
                              2008       $12.962      $ 9.843        17,204
                              2009       $ 9.843      $11.841         7,700
                              2010       $11.841      $13.028         6,753
                              2011       $13.028      $12.629         6,817
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.799      $13.370        51,336
                              2004       $13.370      $14.984        83,658
                              2005       $14.984      $16.147       109,513
                              2006       $16.147      $18.392         1,547
                              2007       $18.392      $18.517       103,903
                              2008       $18.517      $12.328        74,885
                              2009       $12.328      $15.026        72,012
                              2010       $15.026      $16.556        59,872
                              2011       $16.556      $15.893        47,752

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.115        37,812
                              2005       $11.115      $12.129        38,344
                              2006       $12.129      $12.499             0
                              2007       $12.499      $14.435        32,662
                              2008       $14.435      $ 7.537        33,894
                              2009       $ 7.537      $11.574        31,347
                              2010       $11.574      $14.468        22,911
                              2011       $14.468      $12.879        17,007
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.291        52,213
                              2005       $11.291      $12.455        50,188
                              2006       $12.455      $14.764        47,213
                              2007       $14.764      $15.636        40,017
                              2008       $15.636      $ 9.015        41,912
                              2009       $ 9.015      $12.325        40,402
                              2010       $12.325      $14.797        26,884
                              2011       $14.797      $14.667        21,845
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.284        16,469
                              2005       $11.284      $12.429        17,737
                              2006       $12.429      $14.725        20,831
                              2007       $14.725      $15.580        18,205
                              2008       $15.580      $ 8.963        19,073
                              2009       $ 8.963      $12.250        14,243
                              2010       $12.250      $14.699        16,572
                              2011       $14.699      $14.556        14,157
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.357         6,333
                              2005       $10.357      $10.305        32,896
                              2006       $10.305      $11.066            97
                              2007       $11.066      $11.539        38,884
                              2008       $11.539      $ 9.345        31,045
                              2009       $ 9.345      $12.327        33,109
                              2010       $12.327      $13.597        31,465
                              2011       $13.597      $13.940        28,240
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.906           447
                              2005       $10.906      $11.456         5,736
                              2006       $11.456      $12.899             0
                              2007       $12.899      $13.519         6,346
                              2008       $13.519      $ 9.470         5,665
                              2009       $ 9.470      $11.716         5,648
                              2010       $11.716      $13.696         5,634
                              2011       $13.696      $12.847         5,508

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.891         4,014
                              2005       $10.891      $11.043        19,364
                              2006       $11.043      $12.720             0
                              2007       $12.720      $12.920        25,973
                              2008       $12.920      $ 8.067        24,813
                              2009       $ 8.067      $ 9.420        23,495
                              2010       $ 9.420      $10.862        19,637
                              2011       $10.862      $10.020        16,205
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.139             0
                              2005       $11.139      $11.446        13,872
                              2006       $11.446      $12.129             0
                              2007       $12.129      $14.445        20,067
                              2008       $14.445      $ 8.761        21,852
                              2009       $ 8.761      $12.523        20,385
                              2010       $12.523      $15.119        18,028
                              2011       $15.119      $13.356        13,664
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.122         1,666
                              2005       $11.122      $11.821        37,216
                              2006       $11.821      $13.030             0
                              2007       $13.030      $12.870        35,121
                              2008       $12.870      $ 7.665        29,890
                              2009       $ 7.665      $ 9.531        28,021
                              2010       $ 9.531      $11.741        23,868
                              2011       $11.741      $11.069        22,431
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.129      $13.110        21,642
                              2004       $13.110      $14.136            45
                              2005       $14.136      $14.394        53,240
                              2006       $14.394      $15.672         1,527
                              2007       $15.672      $15.926        46,454
                              2008       $15.926      $ 8.819        33,181
                              2009       $ 8.819      $10.532        32,392
                              2010       $10.532      $11.655        30,956
                              2011       $11.655      $11.490        22,174
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.281        44,111
                              2004       $12.281      $12.859       113,045
                              2005       $12.859      $13.244       159,011
                              2006       $13.244      $14.006         2,259
                              2007       $14.006      $15.661       141,726
                              2008       $15.661      $ 8.357       122,017
                              2009       $ 8.357      $11.831       111,227
                              2010       $11.831      $12.682        69,326
                              2011       $12.682      $12.284        58,231

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.105         1,002
                              2005       $10.105      $10.156         6,138
                              2006       $10.156      $10.467           103
                              2007       $10.467      $10.699        30,223
                              2008       $10.699      $ 6.402        34,966
                              2009       $ 6.402      $ 6.856        37,514
                              2010       $ 6.856      $ 7.493        68,948
                              2011       $ 7.493      $ 7.942        60,827
 OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                              2003       $10.101      $14.251        29,815
                              2004       $14.251      $16.638        42,272
                              2005       $16.638      $18.639        45,684
                              2006       $18.639      $21.485             0
                              2007       $21.485      $22.381        46,754
                              2008       $22.381      $13.115        40,479
                              2009       $13.115      $17.949        35,012
                              2010       $17.949      $20.397        30,531
                              2011       $20.397      $18.324        26,652
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA--SERVICE SHARES
                              2003       $11.268      $12.151        65,781
                              2004       $12.151      $12.940       158,580
                              2005       $12.940      $13.024       193,590
                              2006       $13.024      $13.717         1,313
                              2007       $13.717      $14.757       185,190
                              2008       $14.757      $12.393       145,242
                              2009       $12.393      $14.412       141,347
                              2010       $14.412      $16.245       116,048
                              2011       $16.245      $16.059        92,778
 OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                              2003       $11.753      $12.973        17,835
                              2004       $12.973      $13.854        58,601
                              2005       $13.854      $13.879        66,398
                              2006       $13.879      $14.889         4,515
                              2007       $14.889      $14.552        68,088
                              2008       $14.552      $ 3.062       124,380
                              2009       $ 3.062      $ 3.788       130,817
                              2010       $ 3.788      $ 4.257        99,441
                              2011       $ 4.257      $ 4.074        83,297

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.483      $12.649        89,253
                              2004       $12.649      $13.558       126,128
                              2005       $13.558      $14.081       162,198
                              2006       $14.081      $15.871         4,560
                              2007       $15.871      $16.232       146,642
                              2008       $16.232      $ 9.784       128,655
                              2009       $ 9.784      $12.298       117,880
                              2010       $12.298      $13.990       105,524
                              2011       $13.990      $13.697        89,311
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.734      $14.681        19,750
                              2004       $14.681      $17.183        38,083
                              2005       $17.183      $18.516        45,708
                              2006       $18.516      $20.851           771
                              2007       $20.851      $20.191        43,283
                              2008       $20.191      $12.293        40,551
                              2009       $12.293      $16.526        36,740
                              2010       $16.526      $19.972        29,668
                              2011       $19.972      $19.148        22,064
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.360      $12.405        10,892
                              2004       $12.405      $14.550        26,191
                              2005       $14.550      $16.003        30,878
                              2006       $16.003      $16.142         1,699
                              2007       $16.142      $16.808        30,364
                              2008       $16.808      $ 8.383        30,468
                              2009       $ 8.383      $10.890        30,711
                              2010       $10.890      $13.600        22,976
                              2011       $13.600      $13.469        20,194
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.610        77,736
                              2010       $12.610      $13.946        70,675
                              2011       $13.946      $13.960        62,071
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.702      $12.097       102,645
                              2004       $12.097      $12.855       159,026
                              2005       $12.855      $13.131       158,529
                              2006       $13.131      $14.434         3,837
                              2007       $14.434      $14.309       164,339
                              2008       $14.309      $ 8.330       136,446
                              2009       $ 8.330      $10.278       136,826
                              2010       $10.278      $11.187       121,145
                              2011       $11.187      $11.291       101,116

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.771      $12.447         5,108
                              2004       $12.447      $13.338        14,001
                              2005       $13.338      $14.013        22,213
                              2006       $14.013      $15.532           324
                              2007       $15.532      $15.701        55,772
                              2008       $15.701      $10.282        70,070
                              2009       $10.282      $13.652        70,570
                              2010       $13.652      $15.378        69,402
                              2011       $15.378      $15.040        59,586
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.252      $11.316        24,448
                              2004       $11.316      $11.905        32,377
                              2005       $11.905      $13.236        32,806
                              2006       $13.236      $13.362             0
                              2007       $13.362      $13.043        28,029
                              2008       $13.043      $10.622        23,212
                              2009       $10.622      $13.145        19,896
                              2010       $13.145      $13.228        17,514
                              2011       $13.228      $12.839        13,556
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.668      $13.520        77,489
                              2004       $13.520      $16.807        10,632
                              2005       $16.807      $17.923        10,604
                              2006       $17.923      $22.361             0
                              2007       $22.361      $26.339         8,397
                              2008       $26.339      $17.980         6,615
                              2009       $17.980      $18.957         6,625
                              2010       $18.957      $18.959         5,611
                              2011       $18.959      $17.614         5,022
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $11.013      $13.520        77,489
                              2004       $13.520      $14.754       169,575
                              2005       $14.754      $15.248       185,053
                              2006       $15.248      $17.359           253
                              2007       $17.359      $16.017       190,623
                              2008       $16.017      $ 9.643       185,950
                              2009       $ 9.643      $12.293       170,475
                              2010       $12.293      $13.809       161,306
                              2011       $13.809      $12.933       134,278

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.887      $13.360        39,158
                              2004       $13.360      $14.504        48,524
                              2005       $14.504      $14.686        64,260
                              2006       $14.686      $15.942           248
                              2007       $15.942      $16.093        86,060
                              2008       $16.093      $11.685        72,135
                              2009       $11.685      $17.235        69,502
                              2010       $17.235      $19.303        85,107
                              2011       $19.303      $19.291        69,396
 PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.375      $10.454        84,872
                              2004       $10.454      $10.722       154,469
                              2005       $10.722      $10.780       190,016
                              2006       $10.780      $11.066             0
                              2007       $11.066      $11.434       213,444
                              2008       $11.434      $ 8.543       158,901
                              2009       $ 8.543      $12.304       140,038
                              2010       $12.304      $13.277       126,925
                              2011       $13.277      $13.692       105,661
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.595      $13.397        43,185
                              2004       $13.397      $15.289        53,652
                              2005       $15.289      $16.847        54,947
                              2006       $16.847      $21.133           127
                              2007       $21.133      $22.489        78,174
                              2008       $22.489      $12.379        81,147
                              2009       $12.379      $15.152        75,752
                              2010       $15.152      $16.373        80,104
                              2011       $16.373      $13.357        70,520
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.712      $13.006         9,381
                              2004       $13.006      $14.388        17,910
                              2005       $14.388      $15.376        21,249
                              2006       $15.376      $17.206             0
                              2007       $17.206      $16.023        45,471
                              2008       $16.023      $ 9.513        47,407
                              2009       $ 9.513      $12.222        46,564
                              2010       $12.222      $13.674        43,817
                              2011       $13.674      $13.436        34,925
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.956      $ 9.864        15,488
                              2004       $ 9.864      $ 9.751        60,176
                              2005       $ 9.751      $ 9.820        95,024
                              2006       $ 9.820      $10.068         3,691
                              2007       $10.068      $10.360       140,659
                              2008       $10.360      $10.436       173,335
                              2009       $10.436      $10.270       169,629
                              2010       $10.270      $10.090       151,666
                              2011       $10.090      $ 9.911       130,856

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.999      $13.511        32,104
                              2004       $13.511      $14.637        38,929
                              2005       $14.637      $15.814        37,591
                              2006       $15.814      $16.861           180
                              2007       $16.861      $17.508        28,931
                              2008       $17.508      $10.532        17,602
                              2009       $10.532      $13.668        15,090
                              2010       $13.668      $16.049        34,700
                              2011       $16.049      $14.961        27,089
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.342      $14.590        26,413
                              2004       $14.590      $16.540        44,698
                              2005       $16.540      $17.202        69,366
                              2006       $17.202      $19.600             0
                              2007       $19.600      $18.307        89,558
                              2008       $18.307      $ 9.932        81,541
                              2009       $ 9.932      $ 9.349             0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.861      $13.110        19,071
                              2004       $13.110      $13.849        28,578
                              2005       $13.849      $14.284        30,299
                              2006       $14.284      $15.616             0
                              2007       $15.616      $15.420        26,302
                              2008       $15.420      $ 9.307        17,572
                              2009       $ 9.307      $12.173        17,236
                              2010       $12.173      $13.914        15,339
                              2011       $13.914      $13.426         9,429
 PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.818      $13.577        29,047
                              2004       $13.577      $15.815        32,693
                              2005       $15.815      $17.420        33,259
                              2006       $17.420      $18.042           140
                              2007       $18.042      $18.392        31,540
                              2008       $18.392      $ 9.836        27,416
                              2009       $ 9.836      $13.403        25,475
                              2010       $13.403      $15.294             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.598      $12.412       108,735
                              2004       $12.412      $12.803       152,013
                              2005       $12.803      $13.291       151,507
                              2006       $13.291      $13.763           372
                              2007       $13.763      $14.262       147,769
                              2008       $14.262      $ 8.819       138,420
                              2009       $ 8.819      $14.196       114,783
                              2010       $14.196      $16.841       111,430
                              2011       $16.841      $13.588        91,054
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.312      $13.889         3,662
                              2004       $13.889      $15.016        13,837
                              2005       $15.016      $16.537        19,621
                              2006       $16.537      $17.997         1,062
                              2007       $17.997      $18.803        22,037
                              2008       $18.803      $15.700        15,884
                              2009       $15.700      $20.062        15,317
                              2010       $20.062      $21.623        18,858
                              2011       $21.623      $22.699        16,361
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.075         3,485
                              2005       $11.075      $12.180        16,614
                              2006       $12.180      $14.536        16,282
                              2007       $14.536      $15.670        22,543
                              2008       $15.670      $10.936        17,113
                              2009       $10.936      $13.915        14,053
                              2010       $13.915      $15.586        13,646
                              2011       $15.586      $16.693        12,772
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.749        41,515
                              2005       $10.749      $12.215        37,835
                              2006       $12.215      $12.490        39,742
                              2007       $12.490      $14.952        33,760
                              2008       $14.952      $ 7.461        34,702
                              2009       $ 7.461      $12.131        27,265
                              2010       $12.131      $14.638        19,511
                              2011       $14.638      $13.974        17,882
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.723         1,393
                              2005       $10.723      $12.162         2,409
                              2006       $12.162      $12.400         2,469
                              2007       $12.400      $14.815           962
                              2008       $14.815      $ 7.370         1,285
                              2009       $ 7.370      $11.953         1,064
                              2010       $11.953      $14.394         1,001
                              2011       $14.394      $13.707         1,053

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.820         9,293
                              2007       $ 9.820      $11.823         8,806
                              2008       $11.823      $ 6.175        14,967
                              2009       $ 6.175      $ 9.544        13,049
                              2010       $ 9.544      $12.398        12,013
                              2011       $12.398      $11.303        11,545
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.575        11,712
                              2004       $13.575      $15.858        16,364
                              2005       $15.858      $17.582        17,150
                              2006       $17.582      $19.312        14,967
                              2007       $19.312      $19.526        13,599
                              2008       $19.526      $11.422        12,638
                              2009       $11.422      $16.450        11,510
                              2010       $16.450      $20.446        13,972
                              2011       $20.446      $18.331        13,406
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.401      $14.527         8,965
                              2004       $14.527      $19.413        33,325
                              2005       $19.413      $22.261        37,786
                              2006       $22.261      $30.100        34,174
                              2007       $30.100      $24.452        31,753
                              2008       $24.452      $14.875        30,993
                              2009       $14.875      $18.771        26,760
                              2010       $18.771      $23.879        22,937
                              2011       $23.879      $24.780        17,029
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.875        35,818
                              2005       $ 9.875      $ 9.934        46,443
                              2006       $ 9.934      $10.164           106
                              2007       $10.164      $10.426        49,881
                              2008       $10.426      $10.422        44,205
                              2009       $10.422      $10.243             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY
PROTECTION (ANNUAL INCREASE) OPTION, ADDED OR ON OR AFTER MAY 1, 2003, AND THE
   EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION,
  BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.65


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.252             0
                              2007       $10.252      $11.804        17,211
                              2008       $11.804      $ 6.640        17,436
                              2009       $ 6.640      $ 8.830        11,859
                              2010       $ 8.830      $10.134         9,596
                              2011       $10.134      $ 9.671         7,970
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.444             0
                              2007       $10.444      $11.114             0
                              2008       $11.114      $ 8.164             0
                              2009       $ 8.164      $ 9.933             0
                              2010       $ 9.933      $10.974             0
                              2011       $10.974      $10.726             0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.473             0
                              2007       $10.473      $11.304             0
                              2008       $11.304      $ 7.456             0
                              2009       $ 7.456      $ 9.409         7,678
                              2010       $ 9.409      $10.559         7,626
                              2011       $10.559      $10.237         7,578
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.482             0
                              2007       $10.482      $11.428             0
                              2008       $11.428      $ 6.936             0
                              2009       $ 6.936      $ 8.931             0
                              2010       $ 8.931      $10.160             0
                              2011       $10.160      $ 9.691             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.335             0
                              2007       $10.335      $10.743             0
                              2008       $10.743      $ 9.417         1,007
                              2009       $ 9.417      $10.597             0
                              2010       $10.597      $11.157             0
                              2011       $11.157      $11.104             0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.729             0
                              2007       $ 9.729      $11.680             0
                              2008       $11.680      $ 6.332             0
                              2009       $ 6.332      $ 8.976             0
                              2010       $ 8.976      $10.553             0
                              2011       $10.553      $10.406             0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.805             0
                              2007       $10.805      $11.155             0
                              2008       $11.155      $ 6.881             0
                              2009       $ 6.881      $ 8.531           516
                              2010       $ 8.531      $ 9.607           492
                              2011       $ 9.607      $ 9.599           467
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.862             0
                              2007       $ 9.862      $11.164           797
                              2008       $11.164      $ 6.618         2,268
                              2009       $ 6.618      $ 9.079           905
                              2010       $ 9.079      $11.458           900
                              2011       $11.458      $10.027           895
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.847             0
                              2003       $10.847      $13.384        25,501
                              2004       $13.384      $14.532        29,585
                              2005       $14.532      $14.767        30,396
                              2006       $14.767      $16.925         1,716
                              2007       $16.925      $15.996        16,083
                              2008       $15.996      $10.183        13,318
                              2009       $10.183      $12.650         9,632
                              2010       $12.650      $14.489         9,130
                              2011       $14.489      $14.565         4,053

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.221             0
                              2005       $11.221      $11.192             0
                              2006       $11.192      $12.991             0
                              2007       $12.991      $13.229        12,621
                              2008       $13.229      $ 9.135        14,413
                              2009       $ 9.135      $12.158        13,832
                              2010       $12.158      $13.447        13,259
                              2011       $13.447      $13.515        13,234
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.519             0
                              2005       $10.519      $10.435         1,715
                              2006       $10.435      $11.360             0
                              2007       $11.360      $11.844         1,223
                              2008       $11.844      $ 7.612         1,225
                              2009       $ 7.612      $ 9.693           339
                              2010       $ 9.693      $10.618           338
                              2011       $10.618      $10.266           338
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.222           164
                              2003       $11.222      $14.554        19,628
                              2004       $14.554      $17.679        22,182
                              2005       $17.679      $18.876        20,132
                              2006       $18.876      $21.676             0
                              2007       $21.676      $20.769         6,662
                              2008       $20.769      $13.655         4,744
                              2009       $13.655      $17.312         4,347
                              2010       $17.312      $21.790         4,123
                              2011       $21.790      $20.585         2,968
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.531             0
                              2003       $11.531      $15.535         4,748
                              2004       $15.535      $16.999         4,616
                              2005       $16.999      $17.486         4,729
                              2006       $17.486      $18.658         4,800
                              2007       $18.658      $20.371         4,741
                              2008       $20.371      $11.498         4,776
                              2009       $11.498      $16.205         4,856
                              2010       $16.205      $20.301         2,732
                              2011       $20.301      $18.966         2,613
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.235         2,728
                              2005       $10.235      $10.289         2,586
                              2006       $10.289      $10.506             0
                              2007       $10.506      $10.993        14,811
                              2008       $10.993      $11.610        29,328
                              2009       $11.610      $11.749        27,287
                              2010       $11.749      $12.142        25,173
                              2011       $12.142      $12.596        24,479

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $11.000             0
                              2007       $11.000      $12.076         5,854
                              2008       $12.076      $ 8.480         5,128
                              2009       $ 8.480      $10.265         3,890
                              2010       $10.265      $11.282         2,345
                              2011       $11.282      $10.747         1,259
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.321           388
                              2003       $10.321      $12.680        14,375
                              2004       $12.680      $14.018        23,641
                              2005       $14.018      $15.213        28,867
                              2006       $15.213      $17.679         1,324
                              2007       $17.679      $17.956        30,363
                              2008       $17.956      $11.085        27,255
                              2009       $11.085      $13.715        15,645
                              2010       $13.715      $14.970        14,453
                              2011       $14.970      $14.542         7,886
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.229             0
                              2003       $11.229      $16.865         6,291
                              2004       $16.865      $20.645         7,672
                              2005       $20.645      $25.825         7,674
                              2006       $25.825      $32.472             0
                              2007       $32.472      $41.046         3,959
                              2008       $41.046      $19.055         3,511
                              2009       $19.055      $32.282         2,891
                              2010       $32.282      $37.261         1,065
                              2011       $37.261      $30.777           833
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.472             0
                              2003       $10.472      $13.591        13,856
                              2004       $13.591      $15.812        17,001
                              2005       $15.812      $17.101        16,727
                              2006       $17.101      $20.387             0
                              2007       $20.387      $23.103         8,802
                              2008       $23.103      $13.521        10,126
                              2009       $13.521      $18.188         9,206
                              2010       $18.188      $19.355         9,419
                              2011       $19.355      $16.978         9,442

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.718             0
                              2003       $10.718      $12.881         5,472
                              2004       $12.881      $14.507         1,476
                              2005       $14.507      $13.803         1,470
                              2006       $13.803      $15.280         1,463
                              2007       $15.280      $16.647         1,456
                              2008       $16.647      $17.355         1,449
                              2009       $17.355      $20.219         1,437
                              2010       $20.219      $22.715         1,428
                              2011       $22.715      $22.103           610
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.324             0
                              2005       $11.324      $11.573           644
                              2006       $11.573      $13.184             0
                              2007       $13.184      $12.638           952
                              2008       $12.638      $ 7.964           953
                              2009       $ 7.964      $10.038           663
                              2010       $10.038      $11.400           656
                              2011       $11.400      $10.955           651
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.948             0
                              2005       $10.948      $11.540         1,258
                              2006       $11.540      $12.753             0
                              2007       $12.753      $12.938         9,912
                              2008       $12.938      $ 9.820         8,287
                              2009       $ 9.820      $11.807         2,505
                              2010       $11.807      $12.984         1,510
                              2011       $12.984      $12.580           810
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.649           201
                              2003       $10.649      $13.347        16,774
                              2004       $13.347      $14.951        16,725
                              2005       $14.951      $16.103        18,344
                              2006       $16.103      $18.333           316
                              2007       $18.333      $18.448        18,958
                              2008       $18.448      $12.275        17,452
                              2009       $12.275      $14.954        11,894
                              2010       $14.954      $16.469         8,900
                              2011       $16.469      $15.801         7,885

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.111         4,549
                              2005       $11.111      $12.119         4,454
                              2006       $12.119      $12.482             0
                              2007       $12.482      $14.408         3,529
                              2008       $14.408      $ 7.519         4,092
                              2009       $ 7.519      $11.541         3,478
                              2010       $11.541      $14.419         3,287
                              2011       $14.419      $12.829         2,596
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.287        10,929
                              2005       $11.287      $12.444         5,922
                              2006       $12.444      $14.744         5,871
                              2007       $14.744      $15.607         5,607
                              2008       $15.607      $ 8.994         4,657
                              2009       $ 8.994      $12.290         4,286
                              2010       $12.290      $14.747         3,940
                              2011       $14.747      $14.610         1,869
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.281         1,976
                              2005       $11.281      $12.419         1,976
                              2006       $12.419      $14.705             0
                              2007       $14.705      $15.551         1,976
                              2008       $15.551      $ 8.942             0
                              2009       $ 8.942      $12.214             0
                              2010       $12.214      $14.649             0
                              2011       $14.649      $14.499             0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.356         2,730
                              2005       $10.356      $10.299         9,897
                              2006       $10.299      $11.053             0
                              2007       $11.053      $11.520        14,755
                              2008       $11.520      $ 9.325        17,873
                              2009       $ 9.325      $12.294        16,080
                              2010       $12.294      $13.554        15,818
                              2011       $13.554      $13.888        15,560
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.905             0
                              2005       $10.905      $11.449             0
                              2006       $11.449      $12.884             0
                              2007       $12.884      $13.496         6,601
                              2008       $13.496      $ 9.449         6,601
                              2009       $ 9.449      $11.685         6,601
                              2010       $11.685      $13.652         6,601
                              2011       $13.652      $12.800         6,601

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.889             0
                              2005       $10.889      $11.036         1,300
                              2006       $11.036      $12.705             0
                              2007       $12.705      $12.899         1,647
                              2008       $12.899      $ 8.050         1,599
                              2009       $ 8.050      $ 9.395         1,555
                              2010       $ 9.395      $10.828         1,638
                              2011       $10.828      $ 9.983         1,634
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.137             0
                              2005       $11.137      $11.438             0
                              2006       $11.438      $12.115             0
                              2007       $12.115      $14.421         9,718
                              2008       $14.421      $ 8.742         9,353
                              2009       $ 8.742      $12.490         7,131
                              2010       $12.490      $15.071         6,668
                              2011       $15.071      $13.307         6,344
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.120             0
                              2005       $11.120      $11.814         2,147
                              2006       $11.814      $13.015             0
                              2007       $13.015      $12.849         6,587
                              2008       $12.849      $ 7.648         6,252
                              2009       $ 7.648      $ 9.506         4,151
                              2010       $ 9.506      $11.704         3,021
                              2011       $11.704      $11.028         2,209
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.693           834
                              2003       $10.693      $13.087        15,387
                              2004       $13.087      $14.101        15,028
                              2005       $14.105      $14.354        13,893
                              2006       $14.354      $15.621             0
                              2007       $15.621      $15.866        10,038
                              2008       $15.866      $ 8.781         7,986
                              2009       $ 8.781      $10.481         6,437
                              2010       $10.481      $11.593         5,012
                              2011       $11.593      $11.424         2,146
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.277         1,965
                              2004       $12.277      $12.848         4,586
                              2005       $12.848      $13.226         5,866
                              2006       $13.226      $13.980         2,050
                              2007       $13.980      $15.623         2,953
                              2008       $15.623      $ 8.333         4,126
                              2009       $ 8.333      $11.791         3,830
                              2010       $11.791      $12.633         3,939
                              2011       $12.633      $12.230         3,861

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.104             0
                              2005       $10.104      $10.150         1,352
                              2006       $10.150      $10.455             0
                              2007       $10.455      $10.681         1,474
                              2008       $10.681      $ 6.388         2,782
                              2009       $ 6.388      $ 6.838         2,449
                              2010       $ 6.838      $ 7.469         1,636
                              2011       $ 7.469      $ 7.913         5,153
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.145            12
                              2003       $10.145      $14.227         4,893
                              2004       $14.227      $16.601         6,198
                              2005       $16.601      $18.588         5,790
                              2006       $18.588      $21.415           276
                              2007       $21.415      $22.297         6,624
                              2008       $22.297      $13.059         5,070
                              2009       $13.059      $17.864         4,938
                              2010       $17.864      $20.289         2,817
                              2011       $20.289      $18.218         2,126
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.548           302
                              2003       $10.548      $12.130        35,344
                              2004       $12.130      $12.911        32,182
                              2005       $12.911      $12.989        30,638
                              2006       $12.989      $13.673             0
                              2007       $13.673      $14.702        26,917
                              2008       $14.702      $12.341        27,686
                              2009       $12.341      $14.344        26,055
                              2010       $14.344      $16.160        20,272
                              2011       $16.160      $15.966        15,003
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.658             0
                              2003       $10.658      $12.951        10,677
                              2004       $12.951      $13.823        11,354
                              2005       $13.823      $13.841        11,248
                              2006       $13.841      $14.841           756
                              2007       $14.841      $14.498        10,466
                              2008       $14.498      $ 3.049        11,838
                              2009       $ 3.049      $ 3.770        17,343
                              2010       $ 3.770      $ 4.235        13,646
                              2011       $ 4.235      $ 4.051        11,234

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.174             0
                              2003       $10.174      $12.627        22,649
                              2004       $12.627      $13.528        25,357
                              2005       $13.528      $14.042        24,086
                              2006       $14.042      $15.819             0
                              2007       $15.819      $16.171        21,635
                              2008       $16.171      $ 9.742        14,790
                              2009       $ 9.742      $12.240        13,709
                              2010       $12.240      $13.916        13,416
                              2011       $13.916      $13.618         9,850
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.350             0
                              2003       $10.350      $14.655        21,064
                              2004       $14.655      $17.145        20,729
                              2005       $17.145      $18.465        21,406
                              2006       $18.465      $20.784             0
                              2007       $20.784      $20.115        10,865
                              2008       $20.115      $12.241         7,391
                              2009       $12.241      $16.447         6,392
                              2010       $16.447      $19.867         5,940
                              2011       $19.867      $19.037         2,467
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.057             0
                              2003       $10.057      $12.384         2,301
                              2004       $12.384      $14.518         2,385
                              2005       $14.518      $15.959         2,909
                              2006       $15.959      $16.090             0
                              2007       $16.090      $16.745         3,279
                              2008       $16.745      $ 8.348         3,715
                              2009       $ 8.348      $10.838         3,827
                              2010       $10.838      $13.528         3,199
                              2011       $13.528      $13.391         2,439
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.550         1,128
                              2010       $12.550      $13.872         1,016
                              2011       $13.872      $13.879         1,002
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.511           428
                              2003       $10.511      $12.076            19
                              2004       $12.076      $12.827        20,695
                              2005       $12.827      $13.095        17,545
                              2006       $13.095      $14.387             0
                              2007       $14.387      $14.256        15,935
                              2008       $14.256      $ 8.295        13,407
                              2009       $ 8.295      $10.229        12,793
                              2010       $10.229      $11.128        11,861
                              2011       $11.128      $11.226         1,126

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.384           337
                              2003       $10.384      $12.425         3,074
                              2004       $12.425      $13.308         3,059
                              2005       $13.308      $13.975         3,044
                              2006       $13.975      $15.482             0
                              2007       $15.482      $15.642         1,203
                              2008       $15.642      $10.238           914
                              2009       $10.238      $13.587           884
                              2010       $13.587      $15.297           857
                              2011       $15.297      $14.953           831
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.720           349
                              2003       $ 9.720      $11.296         4,801
                              2004       $11.296      $11.878         5,146
                              2005       $11.878      $13.199         4,026
                              2006       $13.199      $13.319             0
                              2007       $13.319      $12.994         3,784
                              2008       $12.994      $10.577         3,453
                              2009       $10.577      $13.082         3,402
                              2010       $13.082      $13.159         3,282
                              2011       $13.159      $12.765         3,073
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.466             0
                              2003       $11.466      $14.049         1,804
                              2004       $14.049      $16.770         2,488
                              2005       $16.770      $17.874         2,334
                              2006       $17.874      $22.289             0
                              2007       $22.289      $26.240         1,074
                              2008       $26.240      $17.903           313
                              2009       $17.903      $18.867           297
                              2010       $18.867      $18.859           206
                              2011       $18.859      $17.512           124
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.794           105
                              2003       $10.794      $13.497        20,027
                              2004       $13.497      $14.721        23,045
                              2005       $14.721      $15.207        20,975
                              2006       $15.207      $17.303             0
                              2007       $17.303      $15.957        15,859
                              2008       $15.957      $ 9.602        13,659
                              2009       $ 9.602      $12.235        12,904
                              2010       $12.235      $13.737        11,254
                              2011       $13.737      $12.859         5,594

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.737             0
                              2003       $10.737      $13.337         3,121
                              2004       $13.337      $14.472         4,076
                              2005       $14.472      $14.646         3,614
                              2006       $14.646      $15.891             0
                              2007       $15.891      $16.032         2,107
                              2008       $16.032      $11.635         1,071
                              2009       $11.635      $17.152           911
                              2010       $17.152      $19.201           757
                              2011       $19.201      $19.179           475
 PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.182         5,847
                              2003       $10.182      $10.436        45,841
                              2004       $10.436      $10.699        45,527
                              2005       $10.699      $10.750        37,275
                              2006       $10.750      $11.030             0
                              2007       $11.030      $11.391        30,908
                              2008       $11.391      $ 8.506        30,267
                              2009       $ 8.506      $12.246        27,442
                              2010       $12.246      $13.207        24,254
                              2011       $13.207      $13.613         8,781
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.601           508
                              2003       $10.601      $13.374        17,290
                              2004       $13.374      $15.254        18,503
                              2005       $15.254      $16.801        17,729
                              2006       $16.801      $21.065             0
                              2007       $21.065      $22.405        16,428
                              2008       $22.405      $12.326        13,777
                              2009       $12.326      $15.080        11,717
                              2010       $15.080      $16.287        10,593
                              2011       $16.287      $13.280         8,736
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.404             0
                              2003       $10.404      $12.984         9,477
                              2004       $12.984      $14.356         8,897
                              2005       $14.356      $15.334         5,866
                              2006       $15.334      $17.150             0
                              2007       $17.150      $15.963         2,450
                              2008       $15.963      $ 9.472         2,640
                              2009       $ 9.472      $12.164         1,498
                              2010       $12.164      $13.602         1,066
                              2011       $13.602      $13.358           658

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.981         9,925
                              2003       $ 9.981      $ 9.847        15,127
                              2004       $ 9.847      $ 9.730        11,772
                              2005       $ 9.730      $ 9.793        18,098
                              2006       $ 9.793      $10.036             0
                              2007       $10.036      $10.321        24,452
                              2008       $10.321      $10.392        16,371
                              2009       $10.392      $10.221        10,576
                              2010       $10.221      $10.037         9,119
                              2011       $10.037      $ 9.854         2,217
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.375             0
                              2003       $10.375      $13.488         1,156
                              2004       $13.488      $14.605         1,096
                              2005       $14.605      $15.771           997
                              2006       $15.771      $16.807             0
                              2007       $16.807      $17.442           850
                              2008       $17.442      $10.487           845
                              2009       $10.487      $13.603           839
                              2010       $13.603      $15.964         6,913
                              2011       $15.964      $14.874         3,455
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.200            22
                              2003       $11.200      $14.565         1,109
                              2004       $14.565      $16.503         2,792
                              2005       $16.503      $17.155         4,975
                              2006       $17.155      $19.537             0
                              2007       $19.537      $18.238         3,012
                              2008       $18.238      $ 9.889         1,343
                              2009       $ 9.889      $ 9.308             0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.639             0
                              2003       $10.639      $13.088         6,228
                              2004       $13.088      $13.818         2,716
                              2005       $13.818      $14.245         2,689
                              2006       $14.245      $15.565             0
                              2007       $15.565      $15.363         1,786
                              2008       $15.363      $ 9.267         1,986
                              2009       $ 9.267      $12.115         1,769
                              2010       $12.115      $13.840         1,128
                              2011       $13.840      $13.349           792

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.369           174
                              2003       $10.369      $13.554         8,901
                              2004       $13.554      $15.780         9,362
                              2005       $15.780      $17.373         8,609
                              2006       $17.373      $17.983             0
                              2007       $17.983      $18.323         6,564
                              2008       $18.323      $ 9.794         6,469
                              2009       $ 9.794      $13.339         6,543
                              2010       $13.339      $15.216             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.106           854
                              2003       $10.106      $12.391        27,268
                              2004       $12.391      $12.775        30,818
                              2005       $12.775      $13.254        26,194
                              2006       $13.254      $13.718             0
                              2007       $13.718      $14.208        18,053
                              2008       $14.208      $ 8.782        15,619
                              2009       $ 8.782      $14.128        14,375
                              2010       $14.128      $16.753        13,229
                              2011       $16.753      $13.510         8,560
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.056             0
                              2003       $11.056      $13.865         1,242
                              2004       $13.865      $14.982         2,117
                              2005       $14.982      $16.492           518
                              2006       $16.492      $17.939             0
                              2007       $17.939      $18.733         1,288
                              2008       $18.733      $15.633           651
                              2009       $15.633      $19.967             0
                              2010       $19.967      $21.509             0
                              2011       $21.509      $22.568         1,199
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.069         2,657
                              2005       $11.069      $12.168         3,726
                              2006       $12.168      $14.514             0
                              2007       $14.514      $15.638         5,742
                              2008       $15.638      $10.908         3,291
                              2009       $10.908      $13.873         1,983
                              2010       $13.873      $15.530         1,857
                              2011       $15.530      $16.625         1,742

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.745        10,385
                              2005       $10.745      $12.205         4,057
                              2006       $12.205      $12.473         9,634
                              2007       $12.473      $14.924         8,390
                              2008       $14.924      $ 7.443         8,663
                              2009       $ 7.443      $12.096         2,472
                              2010       $12.096      $14.589         2,255
                              2011       $14.589      $13.920         1,851
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.720           536
                              2005       $10.720      $12.152           532
                              2006       $12.152      $12.383             0
                              2007       $12.383      $14.788           525
                              2008       $14.788      $ 7.352             0
                              2009       $ 7.352      $11.918             0
                              2010       $11.918      $14.345             0
                              2011       $14.345      $13.653             0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.816             0
                              2007       $ 9.816      $11.813         2,484
                              2008       $11.813      $ 6.167         1,397
                              2009       $ 6.167      $ 9.526           155
                              2010       $ 9.526      $12.369             0
                              2011       $12.369      $11.270             0
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.570           104
                              2004       $13.570      $15.845         2,501
                              2005       $15.845      $17.558         1,521
                              2006       $17.558      $19.276             0
                              2007       $19.276      $19.480         2,011
                              2008       $19.480      $11.389           604
                              2009       $11.389      $16.394             0
                              2010       $16.394      $20.367             0
                              2011       $20.367      $18.250             0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.697           675
                              2003       $10.697      $14.502        10,447
                              2004       $14.502      $19.370        12,089
                              2005       $19.370      $22.200        11,053
                              2006       $22.200      $30.002             0
                              2007       $30.002      $24.361         3,788
                              2008       $24.361      $14.812         3,164
                              2009       $14.812      $18.681         2,492
                              2010       $18.681      $23.753         2,377
                              2011       $23.753      $24.637         2,304

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.870        5,465
                              2005       $ 9.870      $ 9.924        1,859
                              2006       $ 9.924      $10.148            0
                              2007       $10.148      $10.404        2,847
                              2008       $10.404      $10.396        2,828
                              2009       $10.396      $10.212            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED BENEFICIARY
   PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE
              EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 1.7


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.249          0
                              2007       $10.249      $11.794          0
                              2008       $11.794      $ 6.631          0
                              2009       $ 6.631      $ 8.813          0
                              2010       $ 8.813      $10.110          0
                              2011       $10.110      $ 9.643          0
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.440          0
                              2007       $10.440      $11.104          0
                              2008       $11.104      $ 8.152          0
                              2009       $ 8.152      $ 9.914          0
                              2010       $ 9.914      $10.947          0
                              2011       $10.947      $10.695          0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.470          0
                              2007       $10.470      $11.295          0
                              2008       $11.295      $ 7.446          0
                              2009       $ 7.446      $ 9.391          0
                              2010       $ 9.391      $10.534          0
                              2011       $10.534      $10.207          0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.479          0
                              2007       $10.479      $11.419          0
                              2008       $11.419      $ 6.926          0
                              2009       $ 6.926      $ 8.914          0
                              2010       $ 8.914      $10.135          0
                              2011       $10.135      $ 9.663          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.331             0
                              2007       $10.331      $10.734             0
                              2008       $10.734      $ 9.404             0
                              2009       $ 9.404      $10.577             0
                              2010       $10.577      $11.130             0
                              2011       $11.130      $11.072             0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.726             0
                              2007       $ 9.726      $11.670           824
                              2008       $11.670      $ 6.323             0
                              2009       $ 6.323      $ 8.960             0
                              2010       $ 8.960      $10.528             0
                              2011       $10.528      $10.376             0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.802             0
                              2007       $10.802      $11.145             0
                              2008       $11.145      $ 6.871             0
                              2009       $ 6.871      $ 8.515             0
                              2010       $ 8.515      $ 9.584             0
                              2011       $ 9.584      $ 9.571             0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.858             0
                              2007       $ 9.858      $11.154             0
                              2008       $11.154      $ 6.609             0
                              2009       $ 6.609      $ 9.062             0
                              2010       $ 9.062      $11.431             0
                              2011       $11.431      $ 9.998             0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.707      $13.380         7,669
                              2004       $13.380      $14.520        11,087
                              2005       $14.520      $14.747        11,180
                              2006       $14.747      $16.894             0
                              2007       $16.894      $15.958         6,742
                              2008       $15.958      $10.154         2,956
                              2009       $10.154      $12.607         3,002
                              2010       $12.607      $14.432         2,648
                              2011       $14.432      $14.501         2,009

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.217        1,596
                              2005       $11.217      $11.183        1,652
                              2006       $11.183      $12.973            0
                              2007       $12.973      $13.205          144
                              2008       $13.205      $ 9.113          184
                              2009       $ 9.113      $12.123           38
                              2010       $12.123      $13.402           35
                              2011       $13.402      $13.463            0
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.517            0
                              2005       $10.517      $10.428            0
                              2006       $10.428      $11.347            0
                              2007       $11.347      $11.825            0
                              2008       $11.825      $ 7.595            0
                              2009       $ 7.595      $ 9.667            0
                              2010       $ 9.667      $10.584            0
                              2011       $10.584      $10.228            0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.048      $14.549        1,133
                              2004       $14.549      $17.664        3,200
                              2005       $17.664      $18.850        3,196
                              2006       $18.850      $21.636            0
                              2007       $21.636      $20.719        1,974
                              2008       $20.719      $13.616          741
                              2009       $13.616      $17.253          689
                              2010       $17.253      $21.705          586
                              2011       $21.705      $20.494          137
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.830      $15.530            0
                              2004       $15.530      $16.985           36
                              2005       $16.985      $17.463           36
                              2006       $17.463      $18.623           34
                              2007       $18.623      $20.323           33
                              2008       $20.323      $11.465           30
                              2009       $11.465      $16.150            0
                              2010       $16.150      $20.222            0
                              2011       $20.222      $18.882            0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.232          687
                              2005       $10.232      $10.280          987
                              2006       $10.280      $10.492            0
                              2007       $10.492      $10.972        1,059
                              2008       $10.972      $11.582          971
                              2009       $11.582      $11.715          507
                              2010       $11.715      $12.101           36
                              2011       $12.101      $12.547            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.996            0
                              2007       $10.996      $12.065            0
                              2008       $12.065      $ 8.469            0
                              2009       $ 8.469      $10.246            0
                              2010       $10.246      $11.255            0
                              2011       $11.255      $10.716            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.608      $12.675        3,761
                              2004       $12.675      $14.006        8,153
                              2005       $14.006      $15.193        7,445
                              2006       $15.193      $17.646            0
                              2007       $17.646      $17.913        6,516
                              2008       $17.913      $11.053        2,739
                              2009       $11.053      $13.668        2,199
                              2010       $13.668      $14.911        1,876
                              2011       $14.911      $14.478        1,909
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.684      $16.859            0
                              2004       $16.859      $20.628          259
                              2005       $20.628      $25.790          218
                              2006       $25.790      $32.412            0
                              2007       $32.412      $40.949        1,464
                              2008       $40.949      $19.000          217
                              2009       $19.000      $32.172          178
                              2010       $32.172      $37.116          171
                              2011       $37.116      $30.641          202
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.385      $13.586            0
                              2004       $13.586      $15.799           34
                              2005       $15.799      $17.078           24
                              2006       $17.078      $20.349            0
                              2007       $20.349      $23.048            4
                              2008       $23.048      $13.482            4
                              2009       $13.482      $18.126            0
                              2010       $18.126      $19.279            0
                              2011       $19.279      $16.904            0
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.592      $12.877            0
                              2004       $12.877      $14.495          136
                              2005       $14.495      $13.784          183
                              2006       $13.784      $15.251          214
                              2007       $15.251      $16.608          194
                              2008       $16.608      $17.305          150
                              2009       $17.305      $20.150           67
                              2010       $20.150      $22.626            0
                              2011       $22.626      $22.006           77

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.934      $11.727            0
                              2004       $11.727      $12.285          436
                              2005       $12.285      $12.974          434
                              2006       $12.974      $13.064            0
                              2007       $13.064      $14.948          434
                              2008       $14.948      $ 7.462          559
                              2009       $ 7.462      $12.127          465
                              2010       $12.127      $14.226          445
                              2011       $14.226      $13.066          473
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.320           72
                              2005       $11.320      $11.563          118
                              2006       $11.563      $13.166            0
                              2007       $13.166      $12.615          135
                              2008       $12.615      $ 7.945          180
                              2009       $ 7.945      $10.009            0
                              2010       $10.009      $11.362            0
                              2011       $11.362      $10.912            0
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.944            0
                              2005       $10.944      $11.531            0
                              2006       $11.531      $12.736            0
                              2007       $12.736      $12.914            0
                              2008       $12.914      $ 9.796            0
                              2009       $ 9.796      $11.772            0
                              2010       $11.772      $12.940            0
                              2011       $12.940      $12.531            0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.784      $13.342            0
                              2004       $13.342      $14.938        1,959
                              2005       $14.938      $16.081        1,800
                              2006       $16.081      $18.299            0
                              2007       $18.299      $18.404        1,534
                              2008       $18.404      $12.240        1,393
                              2009       $12.240      $14.904        1,311
                              2010       $14.904      $16.405          949
                              2011       $16.405      $15.731          321

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.107            0
                              2005       $11.107      $12.109            0
                              2006       $12.109      $12.465            0
                              2007       $12.465      $14.381            0
                              2008       $14.381      $ 7.501            0
                              2009       $ 7.501      $11.508            0
                              2010       $11.508      $14.370            0
                              2011       $14.370      $12.779            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.283          225
                              2005       $11.283      $12.433          262
                              2006       $12.433      $14.724          245
                              2007       $14.724      $15.578          213
                              2008       $15.578      $ 8.973          186
                              2009       $ 8.973      $12.254          178
                              2010       $12.254      $14.697            0
                              2011       $14.697      $14.553          111
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.277        1,055
                              2005       $11.277      $12.408        1,073
                              2006       $12.408      $14.685            0
                              2007       $14.685      $15.522        1,088
                              2008       $15.522      $ 8.920          997
                              2009       $ 8.920      $12.179          781
                              2010       $12.179      $14.599          815
                              2011       $14.599      $14.442            0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.355            0
                              2005       $10.355      $10.292            0
                              2006       $10.292      $11.040            0
                              2007       $11.040      $11.501            0
                              2008       $11.501      $ 9.305            0
                              2009       $ 9.305      $12.261           34
                              2010       $12.261      $13.511           35
                              2011       $13.511      $13.837            0
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.904            0
                              2005       $10.904      $11.442            0
                              2006       $11.442      $12.870            0
                              2007       $12.870      $13.474            0
                              2008       $13.474      $ 9.429            0
                              2009       $ 9.429      $11.654            0
                              2010       $11.654      $13.609            0
                              2011       $13.609      $12.753            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.888          892
                              2005       $10.888      $11.029        3,068
                              2006       $11.029      $12.691            0
                              2007       $12.691      $12.878        3,079
                              2008       $12.878      $ 8.032        3,056
                              2009       $ 8.032      $ 9.370        2,464
                              2010       $ 9.370      $10.794        2,069
                              2011       $10.794      $ 9.946        2,108
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.136            0
                              2005       $11.136      $11.431            0
                              2006       $11.431      $12.101            0
                              2007       $12.101      $14.398            0
                              2008       $14.398      $ 8.723            0
                              2009       $ 8.723      $12.456            0
                              2010       $12.456      $15.023            0
                              2011       $15.023      $13.258            0
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.119            0
                              2005       $11.119      $11.806            0
                              2006       $11.806      $13.001            0
                              2007       $13.001      $12.828            0
                              2008       $12.828      $ 7.632            0
                              2009       $ 7.632      $ 9.480            0
                              2010       $ 9.480      $11.667            0
                              2011       $11.667      $10.987            0
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.113      $13.083            0
                              2004       $13.083      $14.093        2,149
                              2005       $14.093      $14.335        2,160
                              2006       $14.335      $15.592            0
                              2007       $15.592      $15.829        2,144
                              2008       $15.829      $ 8.756        1,915
                              2009       $ 8.756      $10.446        1,820
                              2010       $10.446      $11.548        2,100
                              2011       $11.548      $11.374          263
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.273        2,574
                              2004       $12.273      $12.837        4,994
                              2005       $12.837      $13.208        5,216
                              2006       $13.208      $13.954            0
                              2007       $13.954      $15.586        4,597
                              2008       $15.586      $ 8.309        2,483
                              2009       $ 8.309      $11.751        2,272
                              2010       $11.751      $12.583        1,507
                              2011       $12.583      $12.176        1,522

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.102            0
                              2005       $10.102      $10.143            0
                              2006       $10.143      $10.443            0
                              2007       $10.443      $10.663            0
                              2008       $10.663      $ 6.374            0
                              2009       $ 6.374      $ 6.819            0
                              2010       $ 6.819      $ 7.445            0
                              2011       $ 7.445      $ 7.884            0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.087      $14.222            0
                              2004       $14.222      $16.587        2,015
                              2005       $16.587      $18.563        1,996
                              2006       $18.563      $21.375            0
                              2007       $21.375      $22.244          666
                              2008       $22.244      $13.022          578
                              2009       $13.022      $17.803          545
                              2010       $17.803      $20.210          545
                              2011       $20.210      $18.138            0
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.252      $12.126            0
                              2004       $12.126      $12.900        5,292
                              2005       $12.900      $12.971        1,969
                              2006       $12.971      $13.647            0
                              2007       $13.647      $14.667        1,718
                              2008       $14.667      $12.305        1,365
                              2009       $12.305      $14.295        1,475
                              2010       $14.295      $16.097        1,078
                              2011       $16.097      $15.896        1,185
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.737      $12.946        3,913
                              2004       $12.946      $13.811        7,014
                              2005       $13.811      $13.822        6,093
                              2006       $13.822      $14.813            0
                              2007       $14.813      $14.463        1,438
                              2008       $14.463      $ 3.040        3,358
                              2009       $ 3.040      $ 3.757        3,287
                              2010       $ 3.757      $ 4.218        1,401
                              2011       $ 4.218      $ 4.033        1,755

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.468      $12.623        1,641
                              2004       $12.623      $13.517        1,529
                              2005       $13.517      $14.023        3,233
                              2006       $14.023      $15.790            0
                              2007       $15.790      $16.133        3,225
                              2008       $16.133      $ 9.714        3,248
                              2009       $ 9.714      $12.198        2,620
                              2010       $12.198      $13.862        2,182
                              2011       $13.862      $13.557        1,553
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.719      $14.650        1,111
                              2004       $14.650      $17.130        1,779
                              2005       $17.130      $18.440        1,771
                              2006       $18.440      $20.745            0
                              2007       $20.745      $20.067        1,470
                              2008       $20.067      $12.205          382
                              2009       $12.205      $16.391          373
                              2010       $16.391      $19.790          344
                              2011       $19.790      $18.954          326
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.345      $12.379        1,874
                              2004       $12.379      $14.505            0
                              2005       $14.505      $15.938            0
                              2006       $15.938      $16.060            0
                              2007       $16.060      $16.706            0
                              2008       $16.706      $ 8.324            0
                              2009       $ 8.324      $10.801            0
                              2010       $10.801      $13.475           39
                              2011       $13.475      $13.332            0
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.508          983
                              2010       $12.508      $13.818          992
                              2011       $13.818      $13.818          447
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.687      $12.072            0
                              2004       $12.072      $12.816          752
                              2005       $12.816      $13.077        4,037
                              2006       $13.077      $14.360            0
                              2007       $14.360      $14.222        4,037
                              2008       $14.222      $ 8.271        4,036
                              2009       $ 8.271      $10.194        4,036
                              2010       $10.194      $11.084        3,286
                              2011       $11.084      $11.176        3,286

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.757      $12.421            0
                              2004       $12.421      $13.297          779
                              2005       $13.297      $13.956        2,489
                              2006       $13.956      $15.453            0
                              2007       $15.453      $15.605        2,710
                              2008       $15.605      $10.208        2,521
                              2009       $10.208      $13.541        1,769
                              2010       $13.541      $15.237        1,381
                              2011       $15.237      $14.887        1,413
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.238      $11.292            0
                              2004       $11.292      $11.868          562
                              2005       $11.868      $13.181          562
                              2006       $13.181      $13.294            0
                              2007       $13.294      $12.963            0
                              2008       $12.963      $10.547            0
                              2009       $10.547      $13.038            0
                              2010       $13.038      $13.107            0
                              2011       $13.107      $12.709            0
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.652      $14.045            0
                              2004       $14.045      $16.755            0
                              2005       $16.755      $17.849            0
                              2006       $17.849      $22.247            0
                              2007       $22.247      $26.178            0
                              2008       $26.178      $17.852            0
                              2009       $17.852      $18.803            0
                              2010       $18.803      $18.786            0
                              2011       $18.786      $17.435            0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.998      $13.493            0
                              2004       $13.493      $14.709        3,218
                              2005       $14.709      $15.186        1,620
                              2006       $15.186      $17.270            0
                              2007       $17.270      $15.919        1,620
                              2008       $15.919      $ 9.574        1,526
                              2009       $ 9.574      $12.193        1,491
                              2010       $12.193      $13.683        1,152
                              2011       $13.683      $12.802          577

                                                                   NUMBER OF
                              FOR THE   ACCUMULATION ACCUMULATION    UNITS
                               YEAR      UNIT VALUE   UNIT VALUE  OUTSTANDING
                              ENDING    AT BEGINNING    AT END     AT END OF
  SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD     PERIOD
  ------------              ----------- ------------ ------------ -----------
  PUTNAM VT HIGH YIELD FUND - CLASS IB
                               2003       $11.871      $13.333           0
                               2004       $13.333      $14.460         694
                               2005       $14.460      $14.626         709
                               2006       $14.626      $15.861           0
                               2007       $15.861      $15.994         729
                               2008       $15.994      $11.601         679
                               2009       $11.601      $17.094         656
                               2010       $17.094      $19.126         331
                               2011       $19.126      $19.095         324
  PUTNAM VT INCOME FUND - CLASS IB
                               2003       $10.361      $10.433           0
                               2004       $10.433      $10.689       5,825
                               2005       $10.689      $10.736       3,625
                               2006       $10.736      $11.009           0
                               2007       $11.009      $11.364       3,729
                               2008       $11.364      $ 8.482       3,501
                               2009       $ 8.482      $12.204       3,376
                               2010       $12.204      $13.155       2,530
                               2011       $13.155      $13.553       2,473
  PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                               2003       $10.589      $13.370           0
                               2004       $13.370      $15.242           0
                               2005       $15.242      $16.778           0
                               2006       $16.778      $21.025           0
                               2007       $21.025      $22.352           0
                               2008       $22.352      $12.291           0
                               2009       $12.291      $15.029           0
                               2010       $15.029      $16.223           0
                               2011       $16.223      $13.221           0
  PUTNAM VT INVESTORS FUND - CLASS IB
                               2003       $10.697      $12.980           0
                               2004       $12.980      $14.344           0
                               2005       $14.344      $15.313           0
                               2006       $15.313      $17.118           0
                               2007       $17.118      $15.925           0
                               2008       $15.925      $ 9.445           0
                               2009       $ 9.445      $12.123           0
                               2010       $12.123      $13.549           0
                               2011       $13.549      $13.299           0
  PUTNAM VT MONEY MARKET FUND - CLASS IB
                               2003       $ 9.942      $ 9.844           0
                               2004       $ 9.844      $ 9.721       4,565
                               2005       $ 9.721      $ 9.779       2,690
                               2006       $ 9.779      $10.017           0
                               2007       $10.017      $10.297       7,475
                               2008       $10.297      $10.362       2,066
                               2009       $10.362      $10.187       2,577
                               2010       $10.187      $ 9.998       1,638
                               2011       $ 9.998      $ 9.811       1,696

                                                                   NUMBER OF
                              FOR THE   ACCUMULATION ACCUMULATION    UNITS
                               YEAR      UNIT VALUE   UNIT VALUE  OUTSTANDING
                              ENDING    AT BEGINNING    AT END     AT END OF
  SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD     PERIOD
  ------------              ----------- ------------ ------------ -----------
  PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                               2003       $10.984      $13.484           0
                               2004       $13.484      $14.592           0
                               2005       $14.592      $15.750           0
                               2006       $15.750      $16.775           0
                               2007       $16.775      $17.401           0
                               2008       $17.401      $10.457           0
                               2009       $10.457      $13.556           0
                               2010       $13.556      $15.902           0
                               2011       $15.902      $14.809           0
  PUTNAM VT NEW VALUE FUND - CLASS IB
                               2003       $11.326      $14.560           0
                               2004       $14.560      $16.489       2,305
                               2005       $16.489      $17.132       2,353
                               2006       $17.132      $19.501           0
                               2007       $19.501      $18.195       1,193
                               2008       $18.195      $ 9.861       1,239
                               2009       $ 9.861      $ 9.281           0
  PUTNAM VT RESEARCH FUND - CLASS IB
                               2003       $10.846      $13.083           0
                               2004       $13.083      $13.807           0
                               2005       $13.807      $14.225           0
                               2006       $14.225      $15.536           0
                               2007       $15.536      $15.326           0
                               2008       $15.326      $ 9.240           0
                               2009       $ 9.240      $12.074           0
                               2010       $12.074      $13.786           0
                               2011       $13.786      $13.290           0
  PUTNAM VT VISTA FUND - CLASS IB
                               2003       $10.803      $13.549           0
                               2004       $13.549      $15.767           0
                               2005       $15.767      $17.349           0
                               2006       $17.349      $17.950           0
                               2007       $17.950      $18.280           0
                               2008       $18.280      $ 9.766           0
                               2009       $ 9.766      $13.293           0
                               2010       $13.293      $15.159           0

                                                                   NUMBER OF
                              FOR THE   ACCUMULATION ACCUMULATION    UNITS
                               YEAR      UNIT VALUE   UNIT VALUE  OUTSTANDING
                              ENDING    AT BEGINNING    AT END     AT END OF
  SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD     PERIOD
  ------------              ----------- ------------ ------------ -----------
  PUTNAM VT VOYAGER FUND - CLASS IB
                               2003       $10.583      $12.387       2,071
                               2004       $12.387      $12.764           0
                               2005       $12.764      $13.237           0
                               2006       $13.237      $13.693           0
                               2007       $13.693      $14.174           0
                               2008       $14.174      $ 8.756           0
                               2009       $ 8.756      $14.080           0
                               2010       $14.080      $16.687           0
                               2011       $16.687      $13.450          84
  UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                               2003       $12.295      $13.861         899
                               2004       $13.861      $14.969         106
                               2005       $14.969      $16.470         174
                               2006       $16.470      $17.905           0
                               2007       $17.905      $18.688         198
                               2008       $18.688      $15.588         255
                               2009       $15.588      $19.899           0
                               2010       $19.899      $21.425           0
                               2011       $21.425      $22.468           0
  UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                               2003       $10.000      $10.000           0
                               2004       $10.000      $11.064           0
                               2005       $11.064      $12.155           0
                               2006       $12.155      $14.491           0
                               2007       $14.491      $15.607           0
                               2008       $15.607      $10.880           0
                               2009       $10.880      $13.830           0
                               2010       $13.830      $15.475           0
                               2011       $15.475      $16.557           0
  UIF GROWTH PORTFOLIO, CLASS IFORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS
    I
                               2004       $10.000      $10.741       1,949
                               2005       $10.741      $12.195       1,386
                               2006       $12.195      $12.456       1,459
                               2007       $12.456      $14.896       1,945
                               2008       $14.896      $ 7.426       1,686
                               2009       $ 7.426      $12.061       1,402
                               2010       $12.061      $14.539       1,304
                               2011       $14.539      $13.866       1,337
  UIF GROWTH PORTFOLIO, CLASS IIFORMERLY, UIF CAPITAL GROWTH PORTFOLIO,
    CLASS II
                               2004       $10.000      $10.716         906
                               2005       $10.716      $12.142       2,976
                               2006       $12.142      $12.367       3,087
                               2007       $12.367      $14.760       2,735
                               2008       $14.760      $ 7.335       2,982
                               2009       $ 7.335      $11.884       2,046
                               2010       $11.884      $14.296       1,539
                               2011       $14.296      $13.600       1,429

                                                                   NUMBER OF
                              FOR THE   ACCUMULATION ACCUMULATION    UNITS
                               YEAR      UNIT VALUE   UNIT VALUE  OUTSTANDING
                              ENDING    AT BEGINNING    AT END     AT END OF
  SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD     PERIOD
  ------------              ----------- ------------ ------------ -----------
  UIF MID CAP GROWTH PORTFOLIO, CLASS II
                               2006       $10.000      $ 9.813           0
                               2007       $ 9.813      $11.803         965
                               2008       $11.803      $ 6.158           0
                               2009       $ 6.158      $ 9.508           0
                               2010       $ 9.508      $12.339           0
                               2011       $12.339      $11.238           0
  UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                               2003       $10.000      $13.566           0
                               2004       $13.566      $15.831           0
                               2005       $15.831      $17.534           0
                               2006       $17.534      $19.240           0
                               2007       $19.240      $19.433           0
                               2008       $19.433      $11.356           0
                               2009       $11.356      $16.338           0
                               2010       $16.338      $20.287           0
                               2011       $20.287      $18.170           0
  UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                               2003       $11.385      $14.497           0
                               2004       $14.497      $19.354       1,331
                               2005       $19.354      $22.170         313
                               2006       $22.170      $29.946           0
                               2007       $29.946      $24.303         304
                               2008       $24.303      $14.769         378
                               2009       $14.769      $18.618          74
                               2010       $18.618      $23.660          60
                               2011       $23.660      $24.528          54
  VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                               2003       $10.000      $10.000           0
                               2004       $10.000      $ 9.865       3,073
                               2005       $ 9.865      $ 9.914         885
                               2006       $ 9.914      $10.133           0
                               2007       $10.133      $10.383         725
                               2008       $10.383      $10.369         617
                               2009       $10.369      $10.181           0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION
 DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY PROTECTION
   (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)) OR (WITH THE MAV DEATH BENEFIT
OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION
                        DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 1.8


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.242          0
                              2007       $10.242      $11.774          0
                              2008       $11.774      $ 6.613          0
                              2009       $ 6.613      $ 8.780          0
                              2010       $ 8.780      $10.062          0
                              2011       $10.062      $ 9.588          0
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.433          0
                              2007       $10.433      $11.085          0
                              2008       $11.085      $ 8.130          0
                              2009       $ 8.130      $ 9.877          0
                              2010       $ 9.877      $10.895          0
                              2011       $10.895      $10.633          0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.463          0
                              2007       $10.463      $11.275          0
                              2008       $11.275      $ 7.426          0
                              2009       $ 7.426      $ 9.356          0
                              2010       $ 9.356      $10.484          0
                              2011       $10.484      $10.148          0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.472          0
                              2007       $10.472      $11.399          0
                              2008       $11.399      $ 6.907          0
                              2009       $ 6.907      $ 8.881          0
                              2010       $ 8.881      $10.087          0
                              2011       $10.087      $ 9.607          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.324            0
                              2007       $10.324      $10.716            0
                              2008       $10.716      $ 9.378            0
                              2009       $ 9.378      $10.537            0
                              2010       $10.537      $11.077            0
                              2011       $11.077      $11.008            0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.720            0
                              2007       $ 9.720      $11.650            0
                              2008       $11.650      $ 6.306            0
                              2009       $ 6.306      $ 8.926            0
                              2010       $ 8.926      $10.478            0
                              2011       $10.478      $10.316            0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.794            0
                              2007       $10.794      $11.126            0
                              2008       $11.126      $ 6.853            0
                              2009       $ 6.853      $ 8.483            0
                              2010       $ 8.483      $ 9.539            0
                              2011       $ 9.539      $ 9.516            0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.852            0
                              2007       $ 9.852      $11.135            0
                              2008       $11.135      $ 6.591            0
                              2009       $ 6.591      $ 9.028            0
                              2010       $ 9.028      $11.376            0
                              2011       $11.376      $ 9.940            0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.844          570
                              2003       $10.844      $13.359        5,100
                              2004       $13.359      $14.483        5,910
                              2005       $14.483      $14.695        5,709
                              2006       $14.695      $16.817            0
                              2007       $16.817      $15.869        4,350
                              2008       $15.869      $10.087        4,526
                              2009       $10.087      $12.511        4,493
                              2010       $12.511      $14.308        4,284
                              2011       $14.308      $14.361        4,204

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.210            0
                              2005       $11.210      $11.164            0
                              2006       $11.164      $12.938            0
                              2007       $12.938      $13.155            0
                              2008       $13.155      $ 9.070            0
                              2009       $ 9.070      $12.054            0
                              2010       $12.054      $13.311            0
                              2011       $13.311      $13.358            0
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.515            0
                              2005       $10.515      $10.415            0
                              2006       $10.415      $11.321            0
                              2007       $11.321      $11.786            0
                              2008       $11.786      $ 7.562            0
                              2009       $ 7.562      $ 9.616            0
                              2010       $ 9.616      $10.517            0
                              2011       $10.517      $10.153            0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.218            0
                              2003       $11.218      $14.527          336
                              2004       $14.527      $17.619          688
                              2005       $17.619      $18.784          881
                              2006       $18.784      $21.537            0
                              2007       $21.537      $20.604        1,028
                              2008       $20.604      $13.526        1,141
                              2009       $13.526      $17.122        1,408
                              2010       $17.122      $21.518        1,529
                              2011       $21.518      $20.297          215
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.528          399
                              2003       $11.528      $15.507          399
                              2004       $15.507      $16.942          399
                              2005       $16.942      $17.401          399
                              2006       $17.401      $18.538          399
                              2007       $18.538      $20.209          399
                              2008       $20.209      $11.389          399
                              2009       $11.389      $16.027          399
                              2010       $16.027      $20.048          399
                              2011       $20.048      $18.700          399

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.225            0
                              2005       $10.225      $10.263            0
                              2006       $10.263      $10.463            0
                              2007       $10.463      $10.931            0
                              2008       $10.931      $11.527            0
                              2009       $11.527      $11.647            0
                              2010       $11.647      $12.019            0
                              2011       $12.019      $12.449            0
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.989            0
                              2007       $10.989      $12.045            0
                              2008       $12.045      $ 8.446            0
                              2009       $ 8.446      $10.208            0
                              2010       $10.208      $11.201            0
                              2011       $11.201      $10.654            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.318          598
                              2003       $10.318      $12.656        5,774
                              2004       $12.656      $13.971        6,696
                              2005       $13.971      $15.139        6,325
                              2006       $15.139      $17.566            0
                              2007       $17.566      $17.813        4,773
                              2008       $17.813      $10.980        4,945
                              2009       $10.980      $13.564        4,885
                              2010       $13.564      $14.783        4,802
                              2011       $14.783      $14.338        4,760
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.226            0
                              2003       $11.226      $16.833            0
                              2004       $16.833      $20.576            0
                              2005       $20.576      $25.699            0
                              2006       $25.699      $32.264            0
                              2007       $32.264      $40.721            0
                              2008       $40.721      $18.874            0
                              2009       $18.874      $31.928            0
                              2010       $31.928      $36.796            0
                              2011       $36.796      $30.347            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.468            0
                              2003       $10.468      $13.565        3,988
                              2004       $13.565      $15.759        4,036
                              2005       $15.759      $17.017        3,722
                              2006       $17.017      $20.256            0
                              2007       $20.256      $22.920        2,386
                              2008       $22.920      $13.393        2,396
                              2009       $13.393      $17.989        2,241
                              2010       $17.989      $19.113        2,090
                              2011       $19.113      $16.741        2,115

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.714            0
                              2003       $10.714      $12.857            0
                              2004       $12.857      $14.458            0
                              2005       $14.458      $13.735            0
                              2006       $13.735      $15.182            0
                              2007       $15.182      $16.515            0
                              2008       $16.515      $17.191            0
                              2009       $17.191      $19.997            0
                              2010       $19.997      $22.431            0
                              2011       $22.431      $21.794            0
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.404            0
                              2003       $ 9.404      $11.709            0
                              2004       $11.709      $12.254          838
                              2005       $12.254      $12.928        1,232
                              2006       $12.928      $13.004            0
                              2007       $13.004      $14.865        1,713
                              2008       $14.865      $ 7.413        2,432
                              2009       $ 7.413      $12.035        2,823
                              2010       $12.035      $14.104        3,186
                              2011       $14.104      $12.940            0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.312          363
                              2005       $11.312      $11.544          579
                              2006       $11.544      $13.130            0
                              2007       $13.130      $12.568          803
                              2008       $12.568      $ 7.907          977
                              2009       $ 7.907      $ 9.952        1,334
                              2010       $ 9.952      $11.285        1,588
                              2011       $11.285      $10.827            0
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.937            0
                              2005       $10.937      $11.511            0
                              2006       $11.511      $12.702            0
                              2007       $12.702      $12.866            0
                              2008       $12.866      $ 9.750            0
                              2009       $ 9.750      $11.705            0
                              2010       $11.705      $12.852            0
                              2011       $12.852      $12.433            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.646            0
                              2003       $10.646      $13.322            0
                              2004       $13.322      $14.901        1,504
                              2005       $14.901      $16.024        1,768
                              2006       $16.024      $18.215            0
                              2007       $18.215      $18.301        2,137
                              2008       $18.301      $12.159        2,392
                              2009       $12.159      $14.790        2,979
                              2010       $14.790      $16.264        3,532
                              2011       $16.264      $15.580          751
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.100            0
                              2005       $11.100      $12.088            0
                              2006       $12.088      $12.432            0
                              2007       $12.432      $14.327            0
                              2008       $14.327      $ 7.465            0
                              2009       $ 7.465      $11.441            0
                              2010       $11.441      $14.272            0
                              2011       $14.272      $12.679            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.276        2,244
                              2005       $11.276      $12.412        2,122
                              2006       $12.412      $14.684        2,017
                              2007       $14.684      $15.519        1,911
                              2008       $15.519      $ 8.930        2,205
                              2009       $ 8.930      $12.184        2,014
                              2010       $12.184      $14.597        1,940
                              2011       $14.597      $14.439        1,930
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.269          566
                              2005       $11.269      $12.387          865
                              2006       $12.387      $14.645            0
                              2007       $14.645      $15.464          990
                              2008       $15.464      $ 8.878        1,279
                              2009       $ 8.878      $12.109        1,649
                              2010       $12.109      $14.501        1,877
                              2011       $14.501      $14.330            0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.352            0
                              2005       $10.352      $10.279            0
                              2006       $10.279      $11.015            0
                              2007       $11.015      $11.463            0
                              2008       $11.463      $ 9.265            0
                              2009       $ 9.265      $12.196            0
                              2010       $12.196      $13.425            0
                              2011       $13.425      $13.735            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.901            0
                              2005       $10.901      $11.427            0
                              2006       $11.427      $12.840            0
                              2007       $12.840      $13.429            0
                              2008       $13.429      $ 9.388            0
                              2009       $ 9.388      $11.591            0
                              2010       $11.591      $13.523            0
                              2011       $13.523      $12.659            0
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.885            0
                              2005       $10.885      $11.015            0
                              2006       $11.015      $12.662            0
                              2007       $12.662      $12.835            0
                              2008       $12.835      $ 7.998            0
                              2009       $ 7.998      $ 9.320            0
                              2010       $ 9.320      $10.725            0
                              2011       $10.725      $ 9.873            0
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.133            0
                              2005       $11.133      $11.417            0
                              2006       $11.417      $12.073            0
                              2007       $12.073      $14.350            0
                              2008       $14.350      $ 8.685            0
                              2009       $ 8.685      $12.390            0
                              2010       $12.390      $14.927            0
                              2011       $14.927      $13.161            0
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.116            0
                              2005       $11.116      $11.791            0
                              2006       $11.791      $12.971            0
                              2007       $12.971      $12.785            0
                              2008       $12.785      $ 7.599            0
                              2009       $ 7.599      $ 9.430            0
                              2010       $ 9.430      $11.593            0
                              2011       $11.593      $10.907            0
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.689            0
                              2003       $10.689      $13.063        9,972
                              2004       $13.063      $14.057        9,972
                              2005       $14.057      $14.284        9,972
                              2006       $14.284      $15.521            0
                              2007       $15.521      $15.740        9,972
                              2008       $15.740      $ 8.698            0
                              2009       $ 8.698      $10.366            0
                              2010       $10.366      $11.448            0
                              2011       $11.448      $11.264            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.264             0
                              2004       $12.264      $12.815             0
                              2005       $12.815      $13.172             0
                              2006       $13.172      $13.902             0
                              2007       $13.902      $15.512             0
                              2008       $15.512      $ 8.261             0
                              2009       $ 8.261      $11.671             0
                              2010       $11.671      $12.485             0
                              2011       $12.485      $12.069             0
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.100             0
                              2005       $10.100      $10.130             0
                              2006       $10.130      $10.419             0
                              2007       $10.419      $10.628             0
                              2008       $10.628      $ 6.346             0
                              2009       $ 6.346      $ 6.783             0
                              2010       $ 6.783      $ 7.398             0
                              2011       $ 7.398      $ 7.826             0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.141             0
                              2003       $10.141      $14.200        10,141
                              2004       $14.200      $16.545             0
                              2005       $16.545      $18.497             0
                              2006       $18.497      $21.278             0
                              2007       $21.278      $22.120             0
                              2008       $22.120      $12.936             0
                              2009       $12.936      $17.668             0
                              2010       $17.668      $20.036             0
                              2011       $20.036      $17.963             0
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.544         1,559
                              2003       $10.544      $12.108        10,907
                              2004       $12.108      $12.868        10,785
                              2005       $12.868      $12.925        10,174
                              2006       $12.925      $13.585             0
                              2007       $13.585      $14.585         7,918
                              2008       $14.585      $12.224         5,199
                              2009       $12.224      $14.186         5,428
                              2010       $14.186      $15.958         5,200
                              2011       $15.958      $15.743         5,108

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.654            0
                              2003       $10.654      $12.927        2,095
                              2004       $12.927      $13.776        2,792
                              2005       $13.776      $13.773        2,733
                              2006       $13.773      $14.746            0
                              2007       $14.746      $14.383        2,699
                              2008       $14.383      $ 3.020        4,325
                              2009       $ 3.020      $ 3.728        5,847
                              2010       $ 3.728      $ 4.182        5,738
                              2011       $ 4.182      $ 3.994        5,717
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.170          596
                              2003       $10.170      $12.604        3,563
                              2004       $12.604      $13.482        3,511
                              2005       $13.482      $13.974        3,184
                              2006       $13.974      $15.718            0
                              2007       $15.718      $16.043        1,859
                              2008       $16.043      $ 9.650        2,093
                              2009       $ 9.650      $12.105        2,010
                              2010       $12.105      $13.742        2,019
                              2011       $13.742      $13.427        2,009
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.347            0
                              2003       $10.347      $14.628            0
                              2004       $14.628      $17.087            0
                              2005       $17.087      $18.375            0
                              2006       $18.375      $20.650            0
                              2007       $20.650      $19.955            0
                              2008       $19.955      $12.125            0
                              2009       $12.125      $16.267            0
                              2010       $16.267      $19.619            0
                              2011       $19.619      $18.771            0
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.054            0
                              2003       $10.054      $12.361            0
                              2004       $12.361      $14.469            0
                              2005       $14.469      $15.881            0
                              2006       $15.881      $15.986            0
                              2007       $15.986      $16.612            0
                              2008       $16.612      $ 8.269            0
                              2009       $ 8.269      $10.719            0
                              2010       $10.719      $13.359            0
                              2011       $13.359      $13.203            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.412        1,066
                              2010       $12.412      $13.699        1,297
                              2011       $13.699      $13.685            0
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.508          586
                              2003       $10.508      $12.054        3,964
                              2004       $12.054      $12.784        3,935
                              2005       $12.784      $13.031        3,624
                              2006       $13.031      $14.295            0
                              2007       $14.295      $14.143        2,411
                              2008       $14.143      $ 8.216        2,479
                              2009       $ 8.216      $10.117        2,685
                              2010       $10.117      $10.989        2,742
                              2011       $10.989      $11.069        2,709
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.381            0
                              2003       $10.381      $12.402            0
                              2004       $12.402      $13.263            0
                              2005       $13.263      $13.906            0
                              2006       $13.906      $15.383            0
                              2007       $15.383      $15.518            0
                              2008       $15.518      $10.141            0
                              2009       $10.141      $13.438            0
                              2010       $13.438      $15.106            0
                              2011       $15.106      $14.744            0
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.717            0
                              2003       $ 9.717      $11.275          435
                              2004       $11.275      $11.838          517
                              2005       $11.838      $13.135          494
                              2006       $13.135      $13.234            0
                              2007       $13.234      $12.891          583
                              2008       $12.891      $10.477          459
                              2009       $10.477      $12.939          407
                              2010       $12.939      $12.994          428
                              2011       $12.994      $12.586          438
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.462            0
                              2003       $11.462      $14.023            0
                              2004       $14.023      $16.713            0
                              2005       $16.713      $17.786            0
                              2006       $17.786      $22.146            0
                              2007       $22.146      $26.032            0
                              2008       $26.032      $17.734            0
                              2009       $17.734      $18.660            0
                              2010       $18.660      $18.624            0
                              2011       $18.624      $17.267            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.791          665
                              2003       $10.791      $13.472        2,374
                              2004       $13.472      $14.671        2,098
                              2005       $14.671      $15.132        1,909
                              2006       $15.132      $17.192            0
                              2007       $17.192      $15.830        1,658
                              2008       $15.830      $ 9.511          931
                              2009       $ 9.511      $12.101          928
                              2010       $12.101      $13.565          911
                              2011       $13.565      $12.679          892
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.734            0
                              2003       $10.734      $13.312        1,989
                              2004       $13.312      $14.423        1,588
                              2005       $14.423      $14.575        1,337
                              2006       $14.575      $15.789            0
                              2007       $15.789      $15.905        1,022
                              2008       $15.905      $11.525            0
                              2009       $11.525      $16.964            0
                              2010       $16.964      $18.962            0
                              2011       $18.962      $18.911            0
 PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.178          998
                              2003       $10.178      $10.417        5,803
                              2004       $10.417      $10.662        5,972
                              2005       $10.662      $10.697        5,397
                              2006       $10.697      $10.959            0
                              2007       $10.959      $11.301        4,672
                              2008       $11.301      $ 8.426        2,129
                              2009       $ 8.426      $12.111        1,944
                              2010       $12.111      $13.042        1,961
                              2011       $13.042      $13.423        1,870
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.597        1,034
                              2003       $10.597      $13.350        2,219
                              2004       $13.350      $15.203        2,124
                              2005       $15.203      $16.719        2,075
                              2006       $16.719      $20.930            0
                              2007       $20.930      $22.227        1,770
                              2008       $22.227      $12.210        2,127
                              2009       $12.210      $14.914        2,045
                              2010       $14.914      $16.083        2,180
                              2011       $16.083      $13.094        2,172

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.400            0
                              2003       $10.400      $12.960            0
                              2004       $12.960      $14.308            0
                              2005       $14.308      $15.259            0
                              2006       $15.259      $17.040            0
                              2007       $17.040      $15.836            0
                              2008       $15.836      $ 9.382            0
                              2009       $ 9.382      $12.030            0
                              2010       $12.030      $13.432            0
                              2011       $13.432      $13.171            0
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.978          618
                              2003       $ 9.978      $ 9.829        2,196
                              2004       $ 9.829      $ 9.697        4,978
                              2005       $ 9.697      $ 9.745        5,180
                              2006       $ 9.745      $ 9.971            0
                              2007       $ 9.971      $10.239        5,566
                              2008       $10.239      $10.293        3,627
                              2009       $10.293      $10.109        4,664
                              2010       $10.109      $ 9.912        5,163
                              2011       $ 9.912      $ 9.716        5,039
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.372            0
                              2003       $10.372      $13.463            0
                              2004       $13.463      $14.556            0
                              2005       $14.556      $15.694            0
                              2006       $15.694      $16.699            0
                              2007       $16.699      $17.304            0
                              2008       $17.304      $10.388            0
                              2009       $10.388      $13.453            0
                              2010       $13.453      $15.765          672
                              2011       $15.765      $14.666          658
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.197            0
                              2003       $11.197      $14.538            0
                              2004       $14.538      $16.447          250
                              2005       $16.447      $17.071          390
                              2006       $17.071      $19.412            0
                              2007       $19.412      $18.093          558
                              2008       $18.093      $ 9.796          791
                              2009       $ 9.796      $ 9.219            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.635            0
                              2003       $10.635      $13.064            0
                              2004       $13.064      $13.772            0
                              2005       $13.772      $14.175            0
                              2006       $14.175      $15.465            0
                              2007       $15.465      $15.241            0
                              2008       $15.241      $ 9.179            0
                              2009       $ 9.179      $11.982            0
                              2010       $11.982      $13.667            0
                              2011       $13.667      $13.162            0
 PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.365          447
                              2003       $10.365      $13.529          781
                              2004       $13.529      $15.702          702
                              2005       $15.727      $17.288          689
                              2006       $17.288      $17.868            0
                              2007       $17.868      $18.178          662
                              2008       $18.178      $ 9.701          640
                              2009       $ 9.701      $13.192          638
                              2010       $13.192      $15.032            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.102        1,286
                              2003       $10.102      $12.368        2,506
                              2004       $12.368      $12.732        2,629
                              2005       $12.732      $13.190        2,633
                              2006       $13.190      $13.631            0
                              2007       $13.631      $14.095        2,837
                              2008       $14.095      $ 8.699        3,003
                              2009       $ 8.699      $13.973        2,494
                              2010       $13.973      $16.544        2,399
                              2011       $16.544      $13.321        2,390
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.052            0
                              2003       $11.052      $13.840            0
                              2004       $13.840      $14.932            0
                              2005       $14.932      $16.411            0
                              2006       $16.411      $17.824            0
                              2007       $17.824      $18.584            0
                              2008       $18.584      $15.486            0
                              2009       $15.486      $19.748            0
                              2010       $19.748      $21.241            0
                              2011       $21.241      $22.252            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $11.052            0
                              2005       $11.052      $12.131            0
                              2006       $12.131      $14.447            0
                              2007       $14.447      $15.543            0
                              2008       $15.543      $10.825            0
                              2009       $10.825      $13.746            0
                              2010       $13.746      $15.365            0
                              2011       $15.365      $16.423            0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.734        1,982
                              2005       $10.734      $12.174        1,587
                              2006       $12.174      $12.422        1,231
                              2007       $12.422      $14.840            0
                              2008       $14.840      $ 7.390            0
                              2009       $ 7.390      $11.992            0
                              2010       $11.992      $14.441            0
                              2011       $14.441      $13.758            0
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.709            0
                              2005       $10.709      $12.121            0
                              2006       $12.121      $12.333            0
                              2007       $12.333      $14.705            0
                              2008       $14.705      $ 7.300            0
                              2009       $ 7.300      $11.816            0
                              2010       $11.816      $14.199            0
                              2011       $14.199      $13.494            0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.806            0
                              2007       $ 9.806      $11.783            0
                              2008       $11.783      $ 6.142            0
                              2009       $ 6.142      $ 9.473            0
                              2010       $ 9.473      $12.280            0
                              2011       $12.280      $11.173            0
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.556          356
                              2004       $13.556      $15.804          397
                              2005       $15.804      $17.487          385
                              2006       $17.487      $19.168            0
                              2007       $19.168      $19.341          371
                              2008       $19.341      $11.291          418
                              2009       $11.291      $16.228          311
                              2010       $16.228      $20.129          318
                              2011       $20.129      $18.010          305

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.694          585
                              2003       $10.694      $14.475        2,037
                              2004       $14.475      $19.305        2,427
                              2005       $19.305      $22.091        2,218
                              2006       $22.091      $29.810            0
                              2007       $29.810      $24.167        2,118
                              2008       $24.167      $14.671        2,567
                              2009       $14.671      $18.476        2,420
                              2010       $18.476      $23.456        2,098
                              2011       $23.456      $24.292        2,033
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.855            0
                              2005       $ 9.855      $ 9.894            0
                              2006       $ 9.894      $10.102            0
                              2007       $10.102      $10.341            0
                              2008       $10.341      $10.317            0
                              2009       $10.317      $10.119            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT
  OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 1.85


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.238            0
                              2007       $10.238      $11.764          673
                              2008       $11.764      $ 6.604          209
                              2009       $ 6.604      $ 8.764        1,109
                              2010       $ 8.764      $10.038        2,678
                              2011       $10.038      $ 9.560        2,656
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.429            0
                              2007       $10.429      $11.076            0
                              2008       $11.076      $ 8.119            0
                              2009       $ 8.119      $ 9.859            0
                              2010       $ 9.859      $10.869            0
                              2011       $10.869      $10.603            0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.459            0
                              2007       $10.459      $11.266        7,734
                              2008       $11.266      $ 7.416            0
                              2009       $ 7.416      $ 9.338            0
                              2010       $ 9.338      $10.459            0
                              2011       $10.459      $10.119            0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.468            0
                              2007       $10.468      $11.389            0
                              2008       $11.389      $ 6.898            0
                              2009       $ 6.898      $ 8.864            0
                              2010       $ 8.864      $10.063            0
                              2011       $10.063      $ 9.579            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.320             0
                              2007       $10.320      $10.707             0
                              2008       $10.707      $ 9.366             0
                              2009       $ 9.366      $10.518             0
                              2010       $10.518      $11.051             0
                              2011       $11.051      $10.976             0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.716             0
                              2007       $ 9.716      $11.640             0
                              2008       $11.640      $ 6.297         1,569
                              2009       $ 6.297      $ 8.909         2,404
                              2010       $ 8.909      $10.453         3,969
                              2011       $10.453      $10.286         3,461
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.791             0
                              2007       $10.791      $11.117         4,020
                              2008       $11.117      $ 6.843         6,411
                              2009       $ 6.843      $ 8.467         6,358
                              2010       $ 8.467      $ 9.516         6,311
                              2011       $ 9.516      $ 9.488         6,311
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.848             0
                              2007       $ 9.848      $11.126             0
                              2008       $11.126      $ 6.582             0
                              2009       $ 6.582      $ 9.011             0
                              2010       $ 9.011      $11.349             0
                              2011       $11.349      $ 9.911             0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.707      $13.366         6,414
                              2004       $13.366      $14.483        13,159
                              2005       $14.483      $14.687        11,499
                              2006       $14.687      $16.799             0
                              2007       $16.799      $15.844         8,625
                              2008       $15.844      $10.066         8,137
                              2009       $10.066      $12.479         6,127
                              2010       $12.479      $14.264         5,894
                              2011       $14.264      $14.310         3,125

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.206         5,667
                              2005       $11.206      $11.154         4,739
                              2006       $11.154      $12.920             0
                              2007       $12.920      $13.131         4,730
                              2008       $13.131      $ 9.048         4,732
                              2009       $ 9.048      $12.019         2,039
                              2010       $12.019      $13.266         1,991
                              2011       $13.266      $13.306         1,986
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.513         1,643
                              2005       $10.513      $10.409         2,729
                              2006       $10.409      $11.308             0
                              2007       $11.308      $11.766         3,251
                              2008       $11.766      $ 7.546         3,990
                              2009       $ 7.546      $ 9.590         4,437
                              2010       $ 9.590      $10.483         2,790
                              2011       $10.483      $10.115         2,739
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.048      $14.534         8,942
                              2004       $14.534      $17.619        19,864
                              2005       $17.619      $18.774        19,233
                              2006       $18.774      $21.515             0
                              2007       $21.515      $20.572        18,274
                              2008       $20.572      $13.498        14,843
                              2009       $13.498      $17.078        11,669
                              2010       $17.078      $21.451        10,448
                              2011       $21.451      $20.224         8,461
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.830      $15.514             0
                              2004       $15.514      $16.942             0
                              2005       $16.942      $17.391             0
                              2006       $17.391      $18.519             0
                              2007       $18.519      $20.178             0
                              2008       $20.178      $11.366             0
                              2009       $11.366      $15.986             0
                              2010       $15.986      $19.986             0
                              2011       $19.986      $18.633             0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.221         3,488
                              2005       $10.221      $10.254         3,520
                              2006       $10.254      $10.449             0
                              2007       $10.449      $10.911         4,063
                              2008       $10.911      $11.500        16,262
                              2009       $11.500      $11.614        20,332
                              2010       $11.614      $11.978         7,842
                              2011       $11.978      $12.401         5,349

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.985             0
                              2007       $10.985      $12.034         3,578
                              2008       $12.034      $ 8.434         3,109
                              2009       $ 8.434      $10.189         3,889
                              2010       $10.189      $11.174         2,167
                              2011       $11.174      $10.623         2,154
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.608      $12.662         9,049
                              2004       $12.662      $13.970        16,465
                              2005       $13.970      $15.131        16,316
                              2006       $15.131      $17.548             0
                              2007       $17.548      $17.786        11,768
                              2008       $17.786      $10.957        11,088
                              2009       $10.957      $13.530         9,112
                              2010       $13.530      $14.737         7,791
                              2011       $14.737      $14.287         6,771
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.684      $16.842           798
                              2004       $16.842      $20.575         8,472
                              2005       $20.575      $25.685        10,583
                              2006       $25.685      $32.231             0
                              2007       $32.231      $40.658        10,979
                              2008       $40.658      $18.835         5,765
                              2009       $18.835      $31.846         4,702
                              2010       $31.846      $36.683         5,404
                              2011       $36.683      $30.238         4,825
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.385      $13.572         9,394
                              2004       $13.572      $15.759        16,188
                              2005       $15.759      $17.008        16,699
                              2006       $17.008      $20.235             0
                              2007       $20.235      $22.884        17,130
                              2008       $22.884      $13.365        16,783
                              2009       $13.365      $17.942        14,817
                              2010       $17.942      $19.054        13,555
                              2011       $19.054      $16.681         9,726
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.592      $12.863             0
                              2004       $12.863      $14.458             0
                              2005       $14.458      $13.728             0
                              2006       $13.728      $15.166             0
                              2007       $15.166      $16.490             0
                              2008       $16.490      $17.156             0
                              2009       $17.156      $19.946             0
                              2010       $19.946      $22.362             0
                              2011       $22.362      $21.716             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.934      $11.715         3,348
                              2004       $11.715      $12.254         8,995
                              2005       $12.254      $12.921         8,596
                              2006       $12.921      $12.991             0
                              2007       $12.991      $14.842         5,512
                              2008       $14.842      $ 7.398         2,171
                              2009       $ 7.398      $12.004         1,966
                              2010       $12.004      $14.060         3,471
                              2011       $14.060      $12.894         2,570
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.309         8,931
                              2005       $11.309      $11.534        13,719
                              2006       $11.534      $13.112             0
                              2007       $13.112      $12.544        10,065
                              2008       $12.544      $ 7.889         9,917
                              2009       $ 7.889      $ 9.923         6,963
                              2010       $ 9.923      $11.246         6,519
                              2011       $11.246      $10.785         6,230
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.933            42
                              2005       $10.933      $11.501            40
                              2006       $11.501      $12.684             0
                              2007       $12.684      $12.842            39
                              2008       $12.842      $ 9.726            38
                              2009       $ 9.726      $11.671            80
                              2010       $11.671      $12.808            64
                              2011       $12.808      $12.384            63
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.783      $13.328        12,743
                              2004       $13.328      $14.900        19,585
                              2005       $14.900      $16.016        21,683
                              2006       $16.016      $18.196             0
                              2007       $18.196      $18.273        17,992
                              2008       $18.273      $12.134        15,640
                              2009       $12.134      $14.752        15,692
                              2010       $14.752      $16.214        15,539
                              2011       $16.214      $15.524        10,600

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.096        11,593
                              2005       $11.096      $12.078        11,580
                              2006       $12.078      $12.415             0
                              2007       $12.415      $14.300         7,233
                              2008       $14.300      $ 7.447         7,783
                              2009       $ 7.447      $11.408         7,061
                              2010       $11.408      $14.224         3,402
                              2011       $14.224      $12.630         3,466
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.272         8,531
                              2005       $11.272      $12.402         8,408
                              2006       $12.402      $14.664         7,864
                              2007       $14.664      $15.490         7,101
                              2008       $15.490      $ 8.909         6,937
                              2009       $ 8.909      $12.149         6,386
                              2010       $12.149      $14.548         5,873
                              2011       $14.548      $14.383         5,516
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.265         1,556
                              2005       $11.265      $12.377         3,272
                              2006       $12.377      $14.626             0
                              2007       $14.626      $15.435         3,869
                              2008       $15.435      $ 8.857         4,067
                              2009       $ 8.857      $12.074         4,098
                              2010       $12.074      $14.451         4,136
                              2011       $14.451      $14.274         4,076
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.351         1,686
                              2005       $10.351      $10.273         2,590
                              2006       $10.273      $11.003             0
                              2007       $11.003      $11.444         1,799
                              2008       $11.444      $ 9.244         1,490
                              2009       $ 9.244      $12.163         1,368
                              2010       $12.163      $13.382           729
                              2011       $13.382      $13.685           708
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.899           419
                              2005       $10.899      $11.420           975
                              2006       $11.420      $12.826             0
                              2007       $12.826      $13.407         2,637
                              2008       $13.407      $ 9.368         2,829
                              2009       $ 9.368      $11.560         2,294
                              2010       $11.560      $13.480         2,299
                              2011       $13.480      $12.612         2,231

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.884           741
                              2005       $10.884      $11.008         1,708
                              2006       $11.008      $12.647             0
                              2007       $12.647      $12.814         1,636
                              2008       $12.814      $ 7.980         1,672
                              2009       $ 7.980      $ 9.295             0
                              2010       $ 9.295      $10.691             0
                              2011       $10.691      $ 9.836             0
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.132             0
                              2005       $11.132      $11.409             0
                              2006       $11.409      $12.060             0
                              2007       $12.060      $14.326         2,095
                              2008       $14.326      $ 8.666         2,316
                              2009       $ 8.666      $12.357         2,426
                              2010       $12.357      $14.880         2,177
                              2011       $14.880      $13.112         2,345
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.115         2,877
                              2005       $11.115      $11.784         3,398
                              2006       $11.784      $12.956             0
                              2007       $12.956      $12.764         3,980
                              2008       $12.764      $ 7.582         4,502
                              2009       $ 7.582      $ 9.405         4,036
                              2010       $ 9.405      $11.556         1,684
                              2011       $11.556      $10.866         1,700
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.113      $13.069         6,553
                              2004       $13.069      $14.057        18,490
                              2005       $14.057      $14.277        18,615
                              2006       $14.277      $15.505             0
                              2007       $15.505      $15.716        11,507
                              2008       $15.716      $ 8.680         7,239
                              2009       $ 8.680      $10.340         4,730
                              2010       $10.340      $11.413         4,346
                              2011       $11.413      $11.224         4,359
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.260        11,735
                              2004       $12.260      $12.805        28,900
                              2005       $12.805      $13.154        28,532
                              2006       $13.154      $13.876             0
                              2007       $13.876      $15.475        19,535
                              2008       $15.475      $ 8.237        14,347
                              2009       $ 8.237      $11.632        12,823
                              2010       $11.632      $12.437        12,847
                              2011       $12.437      $12.016         8,567

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.099         7,124
                              2005       $10.099      $10.124         7,433
                              2006       $10.124      $10.407             0
                              2007       $10.407      $10.611         3,587
                              2008       $10.611      $ 6.333         3,885
                              2009       $ 6.333      $ 6.765         4,319
                              2010       $ 6.765      $ 7.374         3,140
                              2011       $ 7.374      $ 7.797         2,933
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.087      $14.207         9,009
                              2004       $14.207      $16.545        10,742
                              2005       $16.545      $18.487        13,140
                              2006       $18.487      $21.256             0
                              2007       $21.256      $22.086        10,246
                              2008       $22.086      $12.909         9,869
                              2009       $12.909      $17.623         8,802
                              2010       $17.623      $19.974         7,455
                              2011       $19.974      $17.899         6,709
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.252      $12.114        12,851
                              2004       $12.114      $12.867        39,449
                              2005       $12.867      $12.918        43,327
                              2006       $12.918      $13.571             0
                              2007       $13.571      $14.562        29,171
                              2008       $14.562      $12.199        18,707
                              2009       $12.199      $14.150        17,775
                              2010       $14.150      $15.909        15,905
                              2011       $15.909      $15.686        15,204
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.737      $12.933         3,784
                              2004       $12.933      $13.776        27,865
                              2005       $13.776      $13.766        30,888
                              2006       $13.766      $14.730             0
                              2007       $14.730      $14.360        20,585
                              2008       $14.360      $ 3.014        32,418
                              2009       $ 3.014      $ 3.719        34,069
                              2010       $ 3.719      $ 4.169        32,863
                              2011       $ 4.169      $ 3.980        33,107

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.468      $12.610        14,325
                              2004       $12.610      $13.482        23,569
                              2005       $13.482      $13.966        26,249
                              2006       $13.966      $15.701             0
                              2007       $15.701      $16.018        21,791
                              2008       $16.018      $ 9.630        20,905
                              2009       $ 9.630      $12.074        18,633
                              2010       $12.074      $13.700        17,657
                              2011       $13.700      $13.379        13,884
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.719      $14.635         9,564
                              2004       $14.635      $17.087        17,730
                              2005       $17.087      $18.365        17,054
                              2006       $18.365      $20.629             0
                              2007       $20.629      $19.925        13,137
                              2008       $19.925      $12.100        10,216
                              2009       $12.100      $16.225         9,300
                              2010       $16.225      $19.559        10,007
                              2011       $19.559      $18.704         9,031
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.345      $12.367         8,270
                              2004       $12.367      $14.468        22,949
                              2005       $14.468      $15.873        23,630
                              2006       $15.873      $15.970             0
                              2007       $15.970      $16.587        21,013
                              2008       $16.587      $ 8.252        15,595
                              2009       $ 8.252      $10.691        14,512
                              2010       $10.691      $13.318        12,229
                              2011       $13.318      $13.156         9,640
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.381         2,585
                              2010       $12.381      $13.657         2,210
                              2011       $13.657      $13.636         2,132
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.687      $12.060        10,003
                              2004       $12.060      $12.783        31,531
                              2005       $12.783      $13.024        32,194
                              2006       $13.024      $14.280             0
                              2007       $14.280      $14.121        29,033
                              2008       $14.121      $ 8.199        23,207
                              2009       $ 8.199      $10.091        21,661
                              2010       $10.091      $10.955        21,656
                              2011       $10.955      $11.029        20,107

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.756      $12.408             0
                              2004       $12.408      $13.263         4,154
                              2005       $13.263      $13.899         2,668
                              2006       $13.899      $15.367             0
                              2007       $15.367      $15.494         3,338
                              2008       $15.494      $10.120         1,059
                              2009       $10.120      $13.404         1,023
                              2010       $13.404      $15.059         1,021
                              2011       $15.059      $14.691         1,021
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.238      $11.281         5,054
                              2004       $11.281      $11.838        13,584
                              2005       $11.838      $13.128        13,256
                              2006       $13.128      $13.220             0
                              2007       $13.220      $12.871        11,355
                              2008       $12.871      $10.456         7,033
                              2009       $10.456      $12.906         4,107
                              2010       $12.906      $12.954         3,529
                              2011       $12.954      $12.541         3,516
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.652      $14.030           847
                              2004       $14.030      $16.713         2,575
                              2005       $16.713      $17.777         1,332
                              2006       $17.777      $22.123             0
                              2007       $22.123      $25.991         1,095
                              2008       $25.991      $17.697           823
                              2009       $17.697      $18.612           954
                              2010       $18.612      $18.567         1,023
                              2011       $18.567      $17.205           833
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.998      $13.479        12,776
                              2004       $13.479      $14.671        29,015
                              2005       $14.671      $15.124        28,084
                              2006       $15.124      $17.174             0
                              2007       $17.174      $15.806        25,435
                              2008       $15.806      $ 9.491        22,320
                              2009       $ 9.491      $12.070        19,919
                              2010       $12.070      $13.523        18,786
                              2011       $13.523      $12.633        18,307

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.871      $13.319         2,954
                              2004       $13.319      $14.423        11,842
                              2005       $14.423      $14.567        11,378
                              2006       $14.567      $15.772             0
                              2007       $15.772      $15.881         9,344
                              2008       $15.881      $11.501         7,876
                              2009       $11.501      $16.921         6,328
                              2010       $16.921      $18.903         6,751
                              2011       $18.903      $18.843         2,151
 PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.361      $10.422        20,519
                              2004       $10.422      $10.662        49,072
                              2005       $10.662      $10.692        53,873
                              2006       $10.692      $10.948             0
                              2007       $10.948      $11.283        46,398
                              2008       $11.283      $ 8.409        35,253
                              2009       $ 8.409      $12.080        35,626
                              2010       $12.080      $13.002        33,751
                              2011       $13.002      $13.374        25,529
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.580      $13.356         1,504
                              2004       $13.356      $15.203         5,112
                              2005       $15.203      $16.710         6,279
                              2006       $16.710      $20.908             0
                              2007       $20.908      $22.193         9,605
                              2008       $22.193      $12.184         6,818
                              2009       $12.184      $14.876         6,370
                              2010       $14.876      $16.034         4,605
                              2011       $16.034      $13.047         3,485
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.697      $12.966         1,089
                              2004       $12.966      $14.308         4,584
                              2005       $14.308      $15.251         4,561
                              2006       $15.251      $17.022             0
                              2007       $17.022      $15.812         4,455
                              2008       $15.812      $ 9.363         1,427
                              2009       $ 9.363      $11.999         1,375
                              2010       $11.999      $13.391         1,373
                              2011       $13.391      $13.124         1,308
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.942      $ 9.834         1,411
                              2004       $ 9.834      $ 9.697        18,684
                              2005       $ 9.697      $ 9.740        19,944
                              2006       $ 9.740      $ 9.961             0
                              2007       $ 9.961      $10.223        15,045
                              2008       $10.223      $10.272        74,829
                              2009       $10.272      $10.083        80,337
                              2010       $10.083      $ 9.881        19,733
                              2011       $ 9.881      $ 9.681        18,243

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.984      $13.470         3,072
                              2004       $13.470      $14.555         2,704
                              2005       $14.555      $15.686         2,145
                              2006       $15.686      $16.682             0
                              2007       $16.682      $17.277         1,541
                              2008       $17.277      $10.367         1,105
                              2009       $10.367      $13.419         1,111
                              2010       $13.419      $15.716         7,736
                              2011       $15.716      $14.614         6,996
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.326      $14.545         3,196
                              2004       $14.545      $16.447             5
                              2005       $16.447      $17.062         3,365
                              2006       $17.062      $19.392             0
                              2007       $19.392      $18.065         2,513
                              2008       $18.065      $ 9.776         2,660
                              2009       $ 9.776      $ 9.199             0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.846      $13.070         1,293
                              2004       $13.070      $13.771         3,828
                              2005       $13.771      $14.167         3,658
                              2006       $14.167      $15.449             0
                              2007       $15.449      $15.217         3,596
                              2008       $15.217      $ 9.160         3,702
                              2009       $ 9.160      $11.952         3,687
                              2010       $11.952      $13.625         3,576
                              2011       $13.625      $13.115         2,546
 PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.803      $13.535         5,259
                              2004       $13.535      $15.726        12,861
                              2005       $15.726      $17.278        13,827
                              2006       $17.278      $17.850             0
                              2007       $17.850      $18.150        10,632
                              2008       $18.150      $ 9.681         8,180
                              2009       $ 9.681      $13.158         7,230
                              2010       $13.158      $14.988             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.583      $12.374        14,461
                              2004       $12.374      $12.732        28,061
                              2005       $12.732      $13.183        27,583
                              2006       $13.183      $13.616             0
                              2007       $13.616      $14.073        25,698
                              2008       $14.073      $ 8.681        21,054
                              2009       $ 8.681      $13.937        17,470
                              2010       $13.937      $16.493        14,003
                              2011       $16.493      $13.273        14,162
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.295      $13.847           576
                              2004       $13.847      $14.931         2,472
                              2005       $14.931      $16.403         2,472
                              2006       $16.403      $17.805             0
                              2007       $17.805      $18.555         2,573
                              2008       $18.555      $15.454         1,745
                              2009       $15.454      $19.697         1,355
                              2010       $19.697      $21.175         1,363
                              2011       $21.175      $22.172         1,319
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.047             0
                              2005       $11.047      $12.118         4,189
                              2006       $12.118      $14.425             0
                              2007       $14.425      $15.511         6,481
                              2008       $15.511      $10.797         4,104
                              2009       $10.797      $13.704         4,622
                              2010       $13.704      $15.310         6,535
                              2011       $15.310      $16.356         4,308
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.730         7,081
                              2005       $10.730      $12.164         6,573
                              2006       $12.164      $12.405         6,415
                              2007       $12.405      $14.813         5,308
                              2008       $14.813      $ 7.373         7,930
                              2009       $ 7.373      $11.957         6,728
                              2010       $11.957      $14.391         6,047
                              2011       $14.391      $13.704         5,170
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.705         1,033
                              2005       $10.705      $12.111           922
                              2006       $12.111      $12.316             0
                              2007       $12.316      $14.677             0
                              2008       $14.677      $ 7.282             0
                              2009       $ 7.282      $11.781             0
                              2010       $11.781      $14.151         1,849
                              2011       $14.151      $13.441         1,849

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.803             0
                              2007       $ 9.803      $11.773             0
                              2008       $11.773      $ 6.133           922
                              2009       $ 6.133      $ 9.455         8,648
                              2010       $ 9.455      $12.251        11,161
                              2011       $12.251      $11.140         8,578
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.552         1,958
                              2004       $13.552      $15.791         7,300
                              2005       $15.791      $17.463         7,213
                              2006       $17.463      $19.132             0
                              2007       $19.132      $19.295         6,355
                              2008       $19.295      $11.258         8,520
                              2009       $11.258      $16.173         7,944
                              2010       $16.173      $20.051         7,870
                              2011       $20.051      $17.930         6,748
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.385      $14.482         2,437
                              2004       $14.482      $19.304        13,186
                              2005       $19.304      $22.080        13,396
                              2006       $22.080      $29.779             0
                              2007       $29.779      $24.130        10,628
                              2008       $24.130      $14.641         8,588
                              2009       $14.641      $18.429         6,714
                              2010       $18.429      $23.384         4,822
                              2011       $23.384      $24.205         4,536
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.850        12,026
                              2005       $ 9.850      $ 9.884        12,651
                              2006       $ 9.884      $10.086             0
                              2007       $10.086      $10.320         8,353
                              2008       $10.320      $10.290         7,536
                              2009       $10.290      $10.089             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

      ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    WITH MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003,
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 1.95


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.231          0
                              2007       $10.231      $11.743          0
                              2008       $11.743      $ 6.586          0
                              2009       $ 6.586      $ 8.731          0
                              2010       $ 8.731      $ 9.990          0
                              2011       $ 9.990      $ 9.505          0
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.422          0
                              2007       $10.422      $11.057          0
                              2008       $11.057      $ 8.097          0
                              2009       $ 8.097      $ 9.822          0
                              2010       $ 9.822      $10.818          0
                              2011       $10.818      $10.541          0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.452          0
                              2007       $10.452      $11.246          0
                              2008       $11.246      $ 7.396          0
                              2009       $ 7.396      $ 9.303          0
                              2010       $ 9.303      $10.409          0
                              2011       $10.409      $10.060          0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.461          0
                              2007       $10.461      $11.370          0
                              2008       $11.370      $ 6.879          0
                              2009       $ 6.879      $ 8.831          0
                              2010       $ 8.831      $10.015          0
                              2011       $10.015      $ 9.524          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.313           0
                              2007       $10.313      $10.688           0
                              2008       $10.688      $ 9.340           0
                              2009       $ 9.340      $10.478           0
                              2010       $10.478      $10.998           0
                              2011       $10.998      $10.913           0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.710           0
                              2007       $ 9.710      $11.620           0
                              2008       $11.620      $ 6.280           0
                              2009       $ 6.280      $ 8.876           0
                              2010       $ 8.876      $10.403           0
                              2011       $10.403      $10.227           0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.783           0
                              2007       $10.783      $11.098           0
                              2008       $11.098      $ 6.825           0
                              2009       $ 6.825      $ 8.435           0
                              2010       $ 8.435      $ 9.470           0
                              2011       $ 9.470      $ 9.434           0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.841           0
                              2007       $ 9.841      $11.107           0
                              2008       $11.107      $ 6.564           0
                              2009       $ 6.564      $ 8.977           0
                              2010       $ 8.977      $11.295           0
                              2011       $11.295      $ 9.854           0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.698      $13.346           0
                              2004       $13.346      $14.446           0
                              2005       $14.446      $14.635          28
                              2006       $14.635      $16.723          28
                              2007       $16.723      $15.756          28
                              2008       $15.756      $10.000          24
                              2009       $10.000      $12.384          24
                              2010       $12.384      $14.141          23
                              2011       $14.141      $14.172          21

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.198           0
                              2005       $11.198      $11.135           0
                              2006       $11.135      $12.885           0
                              2007       $12.885      $13.082           0
                              2008       $13.082      $ 9.005           0
                              2009       $ 9.005      $11.949           0
                              2010       $11.949      $13.176           0
                              2011       $13.176      $13.202           0
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.511           0
                              2005       $10.511      $10.395           0
                              2006       $10.395      $11.282           0
                              2007       $11.282      $11.727           0
                              2008       $11.727      $ 7.513           0
                              2009       $ 7.513      $ 9.539           0
                              2010       $ 9.539      $10.417           0
                              2011       $10.417      $10.041           0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.039      $14.512          30
                              2004       $14.512      $17.574          27
                              2005       $17.574      $18.707          22
                              2006       $18.707      $21.417          22
                              2007       $21.417      $20.457          22
                              2008       $20.457      $13.409          19
                              2009       $13.409      $16.948          17
                              2010       $16.948      $21.266          16
                              2011       $21.266      $20.029          15
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.820      $15.491           0
                              2004       $15.491      $16.899           0
                              2005       $16.899      $17.330           0
                              2006       $17.330      $18.434           0
                              2007       $18.434      $20.065           0
                              2008       $20.065      $11.291           0
                              2009       $11.291      $15.864           0
                              2010       $15.864      $19.814           0
                              2011       $19.814      $18.454           0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.214           0
                              2005       $10.214      $10.237           0
                              2006       $10.237      $10.421           0
                              2007       $10.421      $10.870           0
                              2008       $10.870      $11.445           0
                              2009       $11.445      $11.547           0
                              2010       $11.547      $11.897           0
                              2011       $11.897      $12.304           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.977           0
                              2007       $10.977      $12.014           0
                              2008       $12.014      $ 8.411           0
                              2009       $ 8.411      $10.150           0
                              2010       $10.150      $11.121           0
                              2011       $11.121      $10.562           0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.599      $12.643          37
                              2004       $12.643      $13.935          37
                              2005       $13.935      $15.077           0
                              2006       $15.077      $17.467           0
                              2007       $17.467      $17.686           0
                              2008       $17.686      $10.885           0
                              2009       $10.885      $13.426           0
                              2010       $13.426      $14.610           0
                              2011       $14.610      $14.149           0
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.674      $16.816           0
                              2004       $16.816      $20.523           0
                              2005       $20.523      $25.594           0
                              2006       $25.594      $32.084           0
                              2007       $32.084      $40.431           0
                              2008       $40.431      $18.711           0
                              2009       $18.711      $31.603           0
                              2010       $31.603      $36.367           0
                              2011       $36.367      $29.946           0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.377      $13.551           0
                              2004       $13.551      $15.719           0
                              2005       $15.719      $16.948           0
                              2006       $16.948      $20.143           0
                              2007       $20.143      $22.756           0
                              2008       $22.756      $13.277           0
                              2009       $13.277      $17.806           0
                              2010       $17.806      $18.890           0
                              2011       $18.890      $16.520           0
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.583      $12.844           0
                              2004       $12.844      $14.421           0
                              2005       $14.421      $13.679           0
                              2006       $13.679      $15.097           0
                              2007       $15.097      $16.398           0
                              2008       $16.398      $17.043           0
                              2009       $17.043      $19.794           0
                              2010       $19.794      $22.169           0
                              2011       $22.169      $21.507           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.925      $11.697          36
                              2004       $11.697      $12.223          39
                              2005       $12.223      $12.875           0
                              2006       $12.875      $12.931           0
                              2007       $12.931      $14.759           0
                              2008       $14.759      $ 7.349           0
                              2009       $ 7.349      $11.913           0
                              2010       $11.913      $13.939           0
                              2011       $13.939      $12.770           0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.301           0
                              2005       $11.301      $11.514          37
                              2006       $11.514      $13.077          36
                              2007       $13.077      $12.497          36
                              2008       $12.497      $ 7.851          29
                              2009       $ 7.851      $ 9.866          30
                              2010       $ 9.866      $11.170          28
                              2011       $11.170      $10.701          27
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.926           0
                              2005       $10.926      $11.482           0
                              2006       $11.482      $12.650           0
                              2007       $12.650      $12.794           0
                              2008       $12.794      $ 9.680           0
                              2009       $ 9.680      $11.603           0
                              2010       $11.603      $12.721           0
                              2011       $12.721      $12.288           0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.774      $13.308          36
                              2004       $13.308      $14.863          35
                              2005       $14.863      $15.959          26
                              2006       $15.959      $18.113          26
                              2007       $18.113      $18.171          25
                              2008       $18.171      $12.054          19
                              2009       $12.054      $14.640          20
                              2010       $14.640      $16.074          20
                              2011       $16.074      $15.375          19

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.088          0
                              2005       $11.088      $12.058          0
                              2006       $12.058      $12.381          0
                              2007       $12.381      $14.247          0
                              2008       $14.247      $ 7.412          0
                              2009       $ 7.412      $11.342          0
                              2010       $11.342      $14.127          0
                              2011       $14.127      $12.531          0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.264          0
                              2005       $11.264      $12.381          0
                              2006       $12.381      $14.624          0
                              2007       $14.624      $15.432          0
                              2008       $15.432      $ 8.866          0
                              2009       $ 8.866      $12.078          0
                              2010       $12.078      $14.449          0
                              2011       $14.449      $14.271          0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.258          0
                              2005       $11.258      $12.356          0
                              2006       $12.356      $14.586          0
                              2007       $14.586      $15.377          0
                              2008       $15.377      $ 8.815          0
                              2009       $ 8.815      $12.004          0
                              2010       $12.004      $14.353          0
                              2011       $14.353      $14.163          0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.348          0
                              2005       $10.348      $10.260          0
                              2006       $10.260      $10.977          0
                              2007       $10.977      $11.406          0
                              2008       $11.406      $ 9.204          0
                              2009       $ 9.204      $12.098          0
                              2010       $12.098      $13.297          0
                              2011       $13.297      $13.584          0
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.891          0
                              2005       $10.897      $11.405          0
                              2006       $11.405      $12.796          0
                              2007       $12.796      $13.363          0
                              2008       $13.363      $ 9.327          0
                              2009       $ 9.327      $11.499          0
                              2010       $11.499      $13.394          0
                              2011       $13.394      $12.519          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.881           0
                              2005       $10.881      $10.994           0
                              2006       $10.994      $12.619           0
                              2007       $12.619      $12.771           0
                              2008       $12.771      $ 7.946           0
                              2009       $ 7.946      $ 9.245           0
                              2010       $ 9.245      $10.623           0
                              2011       $10.623      $ 9.764           0
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.129           0
                              2005       $11.129      $11.395           0
                              2006       $11.395      $12.032           0
                              2007       $12.032      $14.279           0
                              2008       $14.279      $ 8.629           0
                              2009       $ 8.629      $12.291           0
                              2010       $12.291      $14.785           0
                              2011       $14.785      $13.015           0
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.112           0
                              2005       $11.112      $11.769          18
                              2006       $11.769      $12.926          18
                              2007       $12.926      $12.722          18
                              2008       $12.722      $ 7.550          17
                              2009       $ 7.550      $ 9.354          16
                              2010       $ 9.354      $11.482          14
                              2011       $11.482      $10.786          13
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.104      $13.050           0
                              2004       $13.050      $14.021           0
                              2005       $14.021      $14.226           0
                              2006       $14.226      $15.434           0
                              2007       $15.434      $15.628           0
                              2008       $15.628      $ 8.623           0
                              2009       $ 8.623      $10.261           0
                              2010       $10.261      $11.315           0
                              2011       $11.315      $11.116           0
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.252           0
                              2004       $12.252      $12.783           0
                              2005       $12.783      $13.118          32
                              2006       $13.118      $13.824          33
                              2007       $13.824      $15.402          30
                              2008       $15.402      $ 8.190          28
                              2009       $ 8.190      $11.553          26
                              2010       $11.553      $12.339          26
                              2011       $12.339      $11.910          24

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.096           0
                              2005       $10.096      $10.111           0
                              2006       $10.111      $10.383           0
                              2007       $10.383      $10.575           0
                              2008       $10.575      $ 6.305           0
                              2009       $ 6.305      $ 6.729           0
                              2010       $ 6.729      $ 7.327           0
                              2011       $ 7.327      $ 7.740           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.079      $14.186           0
                              2004       $14.186      $16.503           0
                              2005       $16.503      $18.422          12
                              2006       $18.422      $21.159          11
                              2007       $21.159      $21.963          10
                              2008       $21.963      $12.824          10
                              2009       $12.824      $17.488           8
                              2010       $17.488      $19.802           8
                              2011       $19.802      $17.726           8
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.243      $12.096           0
                              2004       $12.096      $12.835           0
                              2005       $12.835      $12.872           0
                              2006       $12.872      $13.509           0
                              2007       $13.509      $14.481           0
                              2008       $14.481      $12.118           0
                              2009       $12.118      $14.042           0
                              2010       $14.042      $15.772           0
                              2011       $15.772      $15.535           0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.727      $12.914           0
                              2004       $12.914      $13.741           0
                              2005       $13.741      $13.717           0
                              2006       $13.717      $14.663           0
                              2007       $14.663      $14.280           0
                              2008       $14.280      $ 2.994           0
                              2009       $ 2.994      $ 3.690           0
                              2010       $ 3.690      $ 4.133           0
                              2011       $ 4.133      $ 3.941           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.460      $12.591          35
                              2004       $12.591      $13.448          35
                              2005       $13.448      $13.917           0
                              2006       $13.917      $15.630           0
                              2007       $15.630      $15.928           0
                              2008       $15.928      $ 9.566           0
                              2009       $ 9.566      $11.982           0
                              2010       $11.982      $13.582           0
                              2011       $13.582      $13.250           0
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.710      $14.613          31
                              2004       $14.613      $17.043          31
                              2005       $17.043      $18.300          12
                              2006       $18.300      $20.535          11
                              2007       $20.535      $19.813          11
                              2008       $19.813      $12.020          10
                              2009       $12.020      $16.101           9
                              2010       $16.101      $19.390           8
                              2011       $19.390      $18.524           8
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.337      $12.348           0
                              2004       $12.348      $14.432           0
                              2005       $14.432      $15.817           0
                              2006       $15.817      $15.897           0
                              2007       $15.897      $16.494           0
                              2008       $16.494      $ 8.197           0
                              2009       $ 8.197      $10.610           0
                              2010       $10.610      $13.203           0
                              2011       $13.203      $13.029           0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.286          24
                              2010       $12.286      $13.539          23
                              2011       $13.539      $13.505          22
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.678      $12.041          36
                              2004       $12.041      $12.751          36
                              2005       $12.751      $12.978           0
                              2006       $12.978      $14.215           0
                              2007       $14.215      $14.042           0
                              2008       $14.042      $ 8.145           0
                              2009       $ 8.145      $10.014           0
                              2010       $10.014      $10.860           0
                              2011       $10.860      $10.923           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.748      $12.390          0
                              2004       $12.390      $13.229          0
                              2005       $13.229      $13.849          0
                              2006       $13.849      $15.297          0
                              2007       $15.297      $15.407          0
                              2008       $15.407      $10.053          0
                              2009       $10.053      $13.302          0
                              2010       $13.302      $14.930          0
                              2011       $14.930      $14.550          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.230      $11.264          0
                              2004       $11.264      $11.808          0
                              2005       $11.808      $13.081          0
                              2006       $13.081      $13.159          0
                              2007       $13.159      $12.799          0
                              2008       $12.799      $10.387          0
                              2009       $10.387      $12.807          0
                              2010       $12.807      $12.843          0
                              2011       $12.843      $12.420          0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.642      $14.009          0
                              2004       $14.009      $16.670          0
                              2005       $16.670      $17.714          0
                              2006       $17.714      $22.022          0
                              2007       $22.022      $25.846          0
                              2008       $25.846      $17.581          0
                              2009       $17.581      $18.470          0
                              2010       $18.470      $18.406          0
                              2011       $18.406      $17.039          0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.989      $13.458          0
                              2004       $13.458      $14.634          0
                              2005       $14.634      $15.070          0
                              2006       $15.070      $17.096          0
                              2007       $17.096      $15.717          0
                              2008       $15.717      $ 9.429          0
                              2009       $ 9.429      $11.978          0
                              2010       $11.978      $13.407          0
                              2011       $13.407      $12.511          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.861      $13.299           0
                              2004       $13.299      $14.386           0
                              2005       $14.386      $14.515           0
                              2006       $14.515      $15.700           0
                              2007       $15.700      $15.792           0
                              2008       $15.792      $11.425           0
                              2009       $11.425      $16.792           0
                              2010       $16.792      $18.740           0
                              2011       $18.740      $18.662           0
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.352      $10.406           0
                              2004       $10.406      $10.635           0
                              2005       $10.635      $10.654           0
                              2006       $10.654      $10.898           0
                              2007       $10.898      $11.220           0
                              2008       $11.220      $ 8.353           0
                              2009       $ 8.353      $11.988           0
                              2010       $11.988      $12.890           0
                              2011       $12.890      $13.246           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.571      $13.336          36
                              2004       $13.336      $15.164          35
                              2005       $15.164      $16.651          13
                              2006       $16.651      $20.813          12
                              2007       $20.813      $22.069          10
                              2008       $22.069      $12.104          11
                              2009       $12.104      $14.763          10
                              2010       $14.763      $15.896          10
                              2011       $15.896      $12.921          10
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.688      $12.947           0
                              2004       $12.947      $14.271           0
                              2005       $14.271      $15.197           0
                              2006       $15.197      $16.945           0
                              2007       $16.945      $15.723           0
                              2008       $15.723      $ 9.301           0
                              2009       $ 9.301      $11.908           0
                              2010       $11.908      $13.275           0
                              2011       $13.275      $12.997           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.933      $ 9.819           0
                              2004       $ 9.819      $ 9.672           0
                              2005       $ 9.672      $ 9.705           0
                              2006       $ 9.705      $ 9.915           0
                              2007       $ 9.915      $10.166           0
                              2008       $10.166      $10.204           0
                              2009       $10.204      $10.007           0
                              2010       $10.007      $ 9.796           0
                              2011       $ 9.796      $ 9.588           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.975      $13.449           0
                              2004       $13.449      $14.518           0
                              2005       $14.518      $15.630           0
                              2006       $15.630      $16.606           0
                              2007       $16.606      $17.181           0
                              2008       $17.181      $10.298           0
                              2009       $10.298      $13.317           0
                              2010       $13.317      $15.581           0
                              2011       $15.581      $14.473           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.317      $14.523           0
                              2004       $14.523      $16.405           0
                              2005       $16.405      $17.001          25
                              2006       $17.001      $19.303          24
                              2007       $19.303      $17.964          25
                              2008       $17.964      $ 9.711          24
                              2009       $ 9.711      $ 9.137           0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.837      $13.050           0
                              2004       $13.050      $13.737           0
                              2005       $13.737      $14.117           0
                              2006       $14.117      $15.379           0
                              2007       $15.379      $15.132           0
                              2008       $15.132      $ 9.100           0
                              2009       $ 9.100      $11.861           0
                              2010       $11.861      $13.508           0
                              2011       $13.508      $12.988           0
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.794      $13.515           0
                              2004       $13.515      $15.687           0
                              2005       $15.687      $17.217           0
                              2006       $17.217      $17.768           0
                              2007       $17.768      $18.048           0
                              2008       $18.048      $ 9.617           0
                              2009       $ 9.617      $13.058           0
                              2010       $13.058      $14.863           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.574      $12.355           0
                              2004       $12.355      $12.699           0
                              2005       $12.699      $13.136           0
                              2006       $13.136      $13.554           0
                              2007       $13.554      $13.995           0
                              2008       $13.995      $ 8.623           0
                              2009       $ 8.623      $13.831           0
                              2010       $13.831      $16.350           0
                              2011       $16.350      $13.145           0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.285      $13.826           0
                              2004       $13.826      $14.893           0
                              2005       $14.893      $16.344           0
                              2006       $16.344      $17.724           0
                              2007       $17.724      $18.451           0
                              2008       $18.451      $15.352           0
                              2009       $15.352      $19.547           0
                              2010       $19.547      $20.993           0
                              2011       $20.993      $21.959           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000           0
                              2004       $10.000      $11.036           0
                              2005       $11.036      $12.094           0
                              2006       $12.094      $14.381           0
                              2007       $14.381      $15.448           0
                              2008       $15.448      $10.742           0
                              2009       $10.742      $13.620           0
                              2010       $13.620      $15.201           0
                              2011       $15.201      $16.223           0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.723           0
                              2005       $10.723      $12.143          36
                              2006       $12.143      $12.372          37
                              2007       $12.372      $14.757          31
                              2008       $14.757      $ 7.338          31
                              2009       $ 7.338      $11.888          25
                              2010       $11.888      $14.294          22
                              2011       $14.294      $13.597          20
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.698           0
                              2005       $10.698      $12.090           0
                              2006       $12.090      $12.283           0
                              2007       $12.283      $14.623           0
                              2008       $14.623      $ 7.248           0
                              2009       $ 7.248      $11.713           0
                              2010       $11.713      $14.055           0
                              2011       $14.055      $13.336           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.796           0
                              2007       $ 9.796      $11.753           0
                              2008       $11.753      $ 6.116           0
                              2009       $ 6.116      $ 9.419           0
                              2010       $ 9.419      $12.193           0
                              2011       $12.193      $11.076           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.543           0
                              2004       $13.543      $15.764           0
                              2005       $15.764      $17.415          24
                              2006       $17.415      $19.061          24
                              2007       $19.061      $19.203          23
                              2008       $19.203      $11.193          23
                              2009       $11.193      $16.063          19
                              2010       $16.063      $19.894          17
                              2011       $19.894      $17.772          16
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.376      $14.460           0
                              2004       $14.460      $19.256           0
                              2005       $19.256      $22.001           0
                              2006       $22.001      $29.643           0
                              2007       $29.643      $23.995           0
                              2008       $23.995      $14.545           0
                              2009       $14.545      $18.288           0
                              2010       $18.288      $23.182           0
                              2011       $23.182      $23.972           0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000           0
                              2004       $10.000      $ 9.840           0
                              2005       $ 9.840      $ 9.864           0
                              2006       $ 9.864      $10.056           0
                              2007       $10.056      $10.278           0
                              2008       $10.278      $10.238           0
                              2009       $10.238      $10.027           0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
              INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.55


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.259        15,688
                              2007       $10.259      $11.824        12,294
                              2008       $11.824      $ 6.658        24,924
                              2009       $ 6.658      $ 8.863        27,808
                              2010       $ 8.863      $10.183        26,037
                              2011       $10.183      $ 9.727        33,468
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.451             0
                              2007       $10.451      $11.133             0
                              2008       $11.133      $ 8.186             0
                              2009       $ 8.186      $ 9.970         1,449
                              2010       $ 9.970      $11.026           393
                              2011       $11.026      $10.788        30,480
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.481             0
                              2007       $10.481      $11.324             0
                              2008       $11.324      $ 7.477             0
                              2009       $ 7.477      $ 9.444           323
                              2010       $ 9.444      $10.610         1,749
                              2011       $10.610      $10.296           230
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.489             0
                              2007       $10.489      $11.448             0
                              2008       $11.448      $ 6.955             0
                              2009       $ 6.955      $ 8.964             0
                              2010       $ 8.964      $10.208             0
                              2011       $10.208      $ 9.747             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.342             0
                              2007       $10.342      $10.762             0
                              2008       $10.762      $ 9.443             0
                              2009       $ 9.443      $10.637             0
                              2010       $10.637      $11.210             0
                              2011       $11.210      $11.168             0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.736             0
                              2007       $ 9.736      $11.700             0
                              2008       $11.700      $ 6.349             0
                              2009       $ 6.349      $ 9.010             0
                              2010       $ 9.010      $10.604             0
                              2011       $10.604      $10.466             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.813         5,760
                              2007       $10.813      $11.174             0
                              2008       $11.174      $ 6.900        21,242
                              2009       $ 6.900      $ 8.563         4,672
                              2010       $ 8.563      $ 9.653             0
                              2011       $ 9.653      $ 9.655             0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.868        17,470
                              2007       $ 9.868      $11.183        25,569
                              2008       $11.183      $ 6.636        21,541
                              2009       $ 6.636      $ 9.113        21,355
                              2010       $ 9.113      $11.513        19,984
                              2011       $11.513      $10.085        18,628
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.850         1,502
                              2003       $10.850      $13.401        77,045
                              2004       $13.401      $14.565        80,615
                              2005       $14.565      $14.815        72,766
                              2006       $14.815      $16.998        78,357
                              2007       $16.998      $16.081        63,441
                              2008       $16.081      $10.248        54,551
                              2009       $10.248      $12.743        47,511
                              2010       $12.743      $14.610        43,300
                              2011       $14.610      $14.702        40,234

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.229         5,579
                              2005       $11.229      $11.211        62,023
                              2006       $11.211      $13.026        62,505
                              2007       $13.026      $13.279        72,830
                              2008       $13.279      $ 9.178        65,764
                              2009       $ 9.178      $12.229        64,027
                              2010       $12.229      $13.539        58,398
                              2011       $13.539      $13.621        45,594
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.521         5,373
                              2005       $10.521      $10.448        32,288
                              2006       $10.448      $11.386        40,007
                              2007       $11.386      $11.884        41,743
                              2008       $11.884      $ 7.645        34,708
                              2009       $ 7.645      $ 9.745        31,343
                              2010       $ 9.745      $10.685        24,478
                              2011       $10.685      $10.342        18,284
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.224           911
                              2003       $11.224      $14.572        30,988
                              2004       $14.572      $17.719        32,792
                              2005       $17.719      $18.938        49,174
                              2006       $18.938      $21.769        55,779
                              2007       $21.769      $20.879        50,594
                              2008       $20.879      $13.742        47,481
                              2009       $13.742      $17.439        46,588
                              2010       $17.439      $21.973        41,686
                              2011       $21.973      $20.779        31,290
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.534           180
                              2003       $11.534      $15.554        21,361
                              2004       $15.554      $17.038        21,562
                              2005       $17.038      $17.544        20,417
                              2006       $17.544      $18.738        19,463
                              2007       $18.738      $20.479        18,899
                              2008       $20.479      $11.571        19,612
                              2009       $11.571      $16.324        19,109
                              2010       $16.324      $20.472        18,992
                              2011       $20.472      $19.144        16,649
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.242         1,152
                              2005       $10.242      $10.307         7,780
                              2006       $10.307      $10.535         8,700
                              2007       $10.535      $11.034         9,104
                              2008       $11.034      $11.665        16,933
                              2009       $11.665      $11.817        10,026
                              2010       $11.817      $12.225         5,159
                              2011       $12.225      $12.695        10,990

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $11.007         3,846
                              2007       $11.007      $12.096         9,096
                              2008       $12.096      $ 8.504        23,634
                              2009       $ 8.504      $10.304        22,345
                              2010       $10.304      $11.335        18,247
                              2011       $11.335      $10.809        25,143
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.323         1,896
                              2003       $10.323      $12.695        59,657
                              2004       $12.695      $14.050        55,241
                              2005       $14.050      $15.263        69,297
                              2006       $15.263      $17.755        67,524
                              2007       $17.755      $18.051        60,100
                              2008       $18.051      $11.155        67,989
                              2009       $11.155      $13.816        61,763
                              2010       $13.816      $15.095        57,086
                              2011       $15.095      $14.679        27,819
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.232             0
                              2003       $11.232      $16.885        11,578
                              2004       $16.885      $20.692        11,568
                              2005       $20.692      $25.910        15,891
                              2006       $25.910      $32.612        14,905
                              2007       $32.612      $41.265         9,253
                              2008       $41.265      $19.175         9,398
                              2009       $19.175      $32.520         7,958
                              2010       $32.520      $37.574         7,447
                              2011       $37.574      $31.067         5,605
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.474         1,765
                              2003       $10.474      $13.607        12,604
                              2004       $13.607      $15.848        14,506
                              2005       $15.848      $17.157        35,524
                              2006       $17.157      $20.475        38,949
                              2007       $20.475      $23.226        41,446
                              2008       $23.226      $13.606        40,990
                              2009       $13.606      $18.322        38,182
                              2010       $18.322      $19.517        42,545
                              2011       $19.517      $17.138        44,075

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.720             0
                              2003       $10.720      $12.897        23,420
                              2004       $12.897      $14.540        24,254
                              2005       $14.540      $13.848        19,843
                              2006       $13.848      $15.345        18,843
                              2007       $15.345      $16.736        16,385
                              2008       $16.736      $17.465        12,165
                              2009       $17.465      $20.368        11,903
                              2010       $20.368      $22.905        11,809
                              2011       $22.905      $22.312         4,708
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.409         1,475
                              2003       $ 9.409      $11.745        60,257
                              2004       $11.745      $12.323        59,983
                              2005       $12.323      $13.034        53,073
                              2006       $13.034      $13.144        47,344
                              2007       $13.144      $15.064        22,658
                              2008       $15.064      $ 7.532        24,739
                              2009       $ 7.532      $12.258        21,859
                              2010       $12.258      $14.402        19,975
                              2011       $14.402      $13.248        16,172
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.332        21,426
                              2005       $11.332      $11.593        85,203
                              2006       $11.593      $13.219        95,448
                              2007       $13.219      $12.686        74,728
                              2008       $12.686      $ 8.002        74,833
                              2009       $ 8.002      $10.097        60,306
                              2010       $10.097      $11.478        62,823
                              2011       $11.478      $11.041        58,035
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.956         6,468
                              2005       $10.956      $11.560        22,014
                              2006       $11.560      $12.788        17,486
                              2007       $12.788      $12.987        19,727
                              2008       $12.987      $ 9.866        21,201
                              2009       $ 9.866      $11.875        19,377
                              2010       $11.875      $13.072        16,370
                              2011       $13.072      $12.678         9,063
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.652         3,298
                              2003       $10.652      $13.363        97,138
                              2004       $13.363      $14.985        93,539
                              2005       $14.985      $16.156       110,635
                              2006       $16.156      $18.412       113,936
                              2007       $18.412      $18.546       108,153
                              2008       $18.546      $12.353       100,769
                              2009       $12.353      $15.065        99,089
                              2010       $15.065      $16.607        93,342
                              2011       $16.607      $15.950        52,751

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.119        23,608
                              2005       $11.119      $12.140        23,367
                              2006       $12.140      $12.516        23,393
                              2007       $12.516      $14.462        17,988
                              2008       $14.462      $ 7.555        16,001
                              2009       $ 7.555      $11.608        16,188
                              2010       $11.608      $14.517        15,225
                              2011       $14.517      $12.930        10,253
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.295        17,686
                              2005       $11.295      $12.465        17,277
                              2006       $12.465      $14.784        24,267
                              2007       $14.784      $15.665        13,461
                              2008       $15.665      $ 9.037        10,505
                              2009       $ 9.037      $12.361         9,272
                              2010       $12.361      $14.848         7,529
                              2011       $14.848      $14.724         8,292
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.288         5,752
                              2005       $11.288      $12.440         7,121
                              2006       $12.440      $14.745         9,004
                              2007       $14.745      $15.609         9,295
                              2008       $15.609      $ 8.984         5,850
                              2009       $ 8.984      $12.285         5,489
                              2010       $12.285      $14.749         5,190
                              2011       $14.749      $14.613         5,001
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.359         2,183
                              2005       $10.359      $10.312        17,857
                              2006       $10.312      $11.078        21,173
                              2007       $11.078      $11.558        22,381
                              2008       $11.558      $ 9.365        13,357
                              2009       $ 9.365      $12.360        13,231
                              2010       $12.360      $13.640         9,746
                              2011       $13.640      $13.991        22,362
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.908         4,191
                              2005       $10.908      $11.464        11,666
                              2006       $11.464      $12.914        17,592
                              2007       $12.914      $13.541         8,761
                              2008       $13.541      $ 9.490         8,672
                              2009       $ 9.490      $11.747         7,921
                              2010       $11.747      $13.740        14,117
                              2011       $13.740      $12.895        18,431

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.892         5,764
                              2005       $10.892      $11.050        30,337
                              2006       $11.050      $12.734        47,101
                              2007       $12.734      $12.942        32,671
                              2008       $12.942      $ 8.085        27,459
                              2009       $ 8.085      $ 9.445        26,556
                              2010       $ 9.445      $10.897        13,966
                              2011       $10.897      $10.057         1,034
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.140         2,030
                              2005       $11.140      $11.453         2,574
                              2006       $11.453      $12.143         3,653
                              2007       $12.143      $14.469         5,137
                              2008       $14.469      $ 8.780        10,679
                              2009       $ 8.780      $12.557        10,040
                              2010       $12.557      $15.167         8,965
                              2011       $15.167      $13.406         8,934
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.123         2,596
                              2005       $11.123      $11.829        27,030
                              2006       $11.829      $13.045        28,631
                              2007       $13.045      $12.891        25,814
                              2008       $12.891      $ 7.682        20,426
                              2009       $ 7.682      $ 9.557        18,223
                              2010       $ 9.557      $11.779        14,036
                              2011       $11.779      $11.110        12,273
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.695         1,225
                              2003       $10.695      $13.104        24,585
                              2004       $13.104      $14.136        30,201
                              2005       $14.136      $14.401        34,344
                              2006       $14.401      $15.688        32,343
                              2007       $15.688      $15.951        29,371
                              2008       $15.951      $ 8.837        28,671
                              2009       $ 8.837      $10.559        24,276
                              2010       $10.559      $11.690        21,512
                              2011       $11.690      $11.532        12,726
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.285         4,470
                              2004       $12.285      $12.870        13,787
                              2005       $12.870      $13.262        61,596
                              2006       $13.262      $14.032        68,641
                              2007       $14.032      $15.698        66,287
                              2008       $15.698      $ 8.381        65,494
                              2009       $ 8.381      $11.871        60,544
                              2010       $11.871      $12.732        54,359
                              2011       $12.732      $12.339        29,206

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.106         1,119
                              2005       $10.106      $10.163         7,596
                              2006       $10.163      $10.479         8,555
                              2007       $10.479      $10.716        11,980
                              2008       $10.716      $ 6.415        15,538
                              2009       $ 6.415      $ 6.874        15,921
                              2010       $ 6.874      $ 7.517        26,055
                              2011       $ 7.517      $ 7.972        34,296
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.147         5,708
                              2003       $10.147      $14.244        30,116
                              2004       $14.244      $16.639        33,782
                              2005       $16.639      $18.649        33,272
                              2006       $18.649      $21.507        34,885
                              2007       $21.507      $22.416        30,819
                              2008       $22.416      $13.142        29,702
                              2009       $13.142      $17.996        25,257
                              2010       $17.996      $20.459        23,728
                              2011       $20.459      $18.390        10,715
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.550           833
                              2003       $10.550      $12.145        94,515
                              2004       $12.145      $12.940       106,615
                              2005       $12.940      $13.031       120,087
                              2006       $13.031      $13.731       124,190
                              2007       $13.731      $14.780       117,742
                              2008       $14.780      $12.419        92,146
                              2009       $12.419      $14.449        94,068
                              2010       $14.449      $16.295        92,344
                              2011       $16.295      $16.116        48,528
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.660             0
                              2003       $10.660      $12.967        26,302
                              2004       $12.967      $13.854        28,644
                              2005       $13.854      $13.886        26,248
                              2006       $13.886      $14.904        29,719
                              2007       $14.904      $14.575        27,563
                              2008       $14.575      $ 3.068        43,746
                              2009       $ 3.068      $ 3.797        54,130
                              2010       $ 3.797      $ 4.270        50,917
                              2011       $ 4.270      $ 4.089        48,027

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.176         2,344
                              2003       $10.176      $12.643       196,078
                              2004       $12.643      $13.559       186,357
                              2005       $13.559      $14.088       202,380
                              2006       $14.088      $15.887       184,863
                              2007       $15.887      $16.257       129,614
                              2008       $16.257      $ 9.804       113,539
                              2009       $ 9.804      $12.330        86,107
                              2010       $12.330      $14.033        79,898
                              2011       $14.033      $13.746        67,589
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.353         3,694
                              2003       $10.353      $14.673        26,318
                              2004       $14.673      $17.184        28,326
                              2005       $17.184      $18.526        32,736
                              2006       $18.526      $20.873        29,068
                              2007       $20.873      $20.222        27,303
                              2008       $20.222      $12.318        30,176
                              2009       $12.318      $16.568        26,686
                              2010       $16.568      $20.034        18,419
                              2011       $20.034      $19.217        13,761
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.059         1,713
                              2003       $10.059      $12.399        12,413
                              2004       $12.399      $14.550        12,235
                              2005       $14.550      $16.012        10,420
                              2006       $16.012      $16.159        11,399
                              2007       $16.159      $16.834         7,908
                              2008       $16.834      $ 8.401         7,402
                              2009       $ 8.401      $10.918         5,433
                              2010       $10.918      $13.642         5,009
                              2011       $13.642      $13.517         4,090
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.643        30,073
                              2010       $12.643      $13.989        26,282
                              2011       $13.989      $14.010        21,411
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.514         3,459
                              2003       $10.514      $12.091        47,893
                              2004       $12.091      $12.856        51,388
                              2005       $12.856      $13.138        39,909
                              2006       $13.138      $14.449        43,298
                              2007       $14.449      $14.332        29,990
                              2008       $14.332      $ 8.347        19,544
                              2009       $ 8.347      $10.304        16,926
                              2010       $10.304      $11.221        16,133
                              2011       $11.221      $11.332         8,980

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.387           109
                              2003       $10.387      $12.441        17,365
                              2004       $12.441      $13.338        17,764
                              2005       $13.338      $14.020        21,682
                              2006       $14.020      $15.548        22,480
                              2007       $15.548      $15.725        18,609
                              2008       $15.725      $10.303        17,046
                              2009       $10.303      $13.688        12,368
                              2010       $13.688      $15.425        13,673
                              2011       $15.425      $15.094         9,304
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.723         1,619
                              2003       $ 9.723      $11.310        16,317
                              2004       $11.310      $11.905        17,760
                              2005       $11.905      $13.243        17,827
                              2006       $13.243      $13.376        17,643
                              2007       $13.376      $13.063        13,766
                              2008       $13.063      $10.644        13,359
                              2009       $10.644      $13.179        11,639
                              2010       $13.179      $13.269        12,319
                              2011       $13.269      $12.885         9,111
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.469             0
                              2003       $11.469      $14.067         1,219
                              2004       $14.067      $16.807         2,650
                              2005       $16.807      $17.932         2,592
                              2006       $17.932      $22.384         2,476
                              2007       $22.384      $26.379         2,144
                              2008       $26.379      $18.017         2,119
                              2009       $18.017      $19.006         1,547
                              2010       $19.006      $19.018         1,520
                              2011       $19.018      $17.677         1,479
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.797         3,470
                              2003       $10.797      $13.514       220,178
                              2004       $13.514      $14.754       221,560
                              2005       $14.754      $15.256       221,022
                              2006       $15.256      $17.377       200,835
                              2007       $17.377      $16.042       137,414
                              2008       $16.042      $ 9.663       114,188
                              2009       $ 9.663      $12.325        83,456
                              2010       $12.325      $13.852        76,493
                              2011       $13.852      $12.980        43,004

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.740           791
                              2003       $10.740      $13.354        39,523
                              2004       $13.354      $14.505        41,556
                              2005       $14.505      $14.694        40,439
                              2006       $14.694      $15.959        34,310
                              2007       $15.959      $16.118        33,416
                              2008       $16.118      $11.709        22,857
                              2009       $11.709      $17.279        12,701
                              2010       $17.279      $19.362        11,311
                              2011       $19.362      $19.360         8,049
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.184         3,057
                              2003       $10.184      $10.449       164,929
                              2004       $10.449      $10.723       163,450
                              2005       $10.723      $10.785       175,096
                              2006       $10.785      $11.077       182,927
                              2007       $11.077      $11.452       162,170
                              2008       $11.452      $ 8.560       141,718
                              2009       $ 8.560      $12.336       131,541
                              2010       $12.336      $13.318       127,449
                              2011       $13.318      $13.741        90,533
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.603         1,667
                              2003       $10.603      $13.391        24,868
                              2004       $13.391      $15.289        21,425
                              2005       $15.289      $16.856        38,262
                              2006       $16.856      $21.155        46,442
                              2007       $21.155      $22.524        55,235
                              2008       $22.524      $12.404        53,662
                              2009       $12.404      $15.191        51,114
                              2010       $15.191      $16.423        50,244
                              2011       $16.423      $13.405        23,285
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.406         6,821
                              2003       $10.406      $13.000        51,654
                              2004       $13.000      $14.389        46,387
                              2005       $14.389      $15.384        47,163
                              2006       $15.384      $17.223        45,387
                              2007       $17.223      $16.048        24,441
                              2008       $16.048      $ 9.532        23,708
                              2009       $ 9.532      $12.253        20,929
                              2010       $12.253      $13.716        19,403
                              2011       $13.716      $13.484        16,576

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.984           350
                              2003       $ 9.984      $ 9.859        25,102
                              2004       $ 9.859      $ 9.752        30,479
                              2005       $ 9.752      $ 9.825        76,749
                              2006       $ 9.825      $10.079        73,315
                              2007       $10.079      $10.376       506,809
                              2008       $10.376      $10.457       415,140
                              2009       $10.457      $10.297       173,960
                              2010       $10.297      $10.122       109,319
                              2011       $10.122      $ 9.947        89,573
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.378         5,833
                              2003       $10.378      $13.505        66,718
                              2004       $13.505      $14.638        61,814
                              2005       $14.638      $15.823        57,770
                              2006       $15.823      $16.879        47,781
                              2007       $16.879      $17.535        39,060
                              2008       $17.535      $10.554        33,118
                              2009       $10.554      $13.703        29,376
                              2010       $13.703      $16.098        33,310
                              2011       $16.098      $15.014        16,530
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.203         2,918
                              2003       $11.203      $14.583        36,395
                              2004       $14.583      $16.540        42,943
                              2005       $16.540      $17.211        56,622
                              2006       $17.211      $19.621        58,685
                              2007       $19.621      $18.335        42,902
                              2008       $18.335      $ 9.952        32,976
                              2009       $ 9.952      $ 9.369             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.641           229
                              2003       $10.641      $13.104        35,498
                              2004       $13.104      $13.850        31,384
                              2005       $13.850      $14.291        29,975
                              2006       $14.291      $15.632        26,039
                              2007       $15.632      $15.444        12,532
                              2008       $15.444      $ 9.326         8,002
                              2009       $ 9.326      $12.205         6,284
                              2010       $12.205      $13.956         6,031
                              2011       $13.956      $13.474         3,746

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.371           100
                              2003       $10.371      $13.571         9,725
                              2004       $13.571      $15.816        12,657
                              2005       $15.816      $17.429         9,007
                              2006       $17.429      $18.061         9,204
                              2007       $18.061      $18.421         8,226
                              2008       $18.421      $ 9.856         7,696
                              2009       $ 9.856      $13.437         7,308
                              2010       $13.437      $15.339             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.108         8,427
                              2003       $10.108      $12.406       233,064
                              2004       $12.406      $12.804       228,435
                              2005       $12.804      $13.298       200,580
                              2006       $13.298      $13.777       172,046
                              2007       $13.777      $14.284       113,818
                              2008       $14.284      $ 8.837        98,609
                              2009       $ 8.837      $14.232        84,085
                              2010       $14.232      $16.893        79,700
                              2011       $16.893      $13.637        46,660
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.058             0
                              2003       $11.058      $13.883         1,661
                              2004       $13.883      $15.016         2,396
                              2005       $15.016      $16.546         8,483
                              2006       $16.546      $18.016         4,350
                              2007       $18.016      $18.832         5,588
                              2008       $18.832      $15.733         3,726
                              2009       $15.733      $20.114         3,362
                              2010       $20.114      $21.690         3,499
                              2011       $21.690      $22.780         3,334
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.081         1,725
                              2005       $11.081      $12.192        25,515
                              2006       $12.192      $14.558        40,597
                              2007       $14.558      $15.702        31,401
                              2008       $15.702      $10.964        25,264
                              2009       $10.964      $13.958        23,547
                              2010       $13.958      $15.641        18,544
                              2011       $15.641      $16.761        17,160
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.752        19,234
                              2005       $10.752      $12.226        16,914
                              2006       $12.226      $12.507        15,526
                              2007       $12.507      $14.980        13,077
                              2008       $14.980      $ 7.479        13,920
                              2009       $ 7.479      $12.166         9,327
                              2010       $12.166      $14.688         3,811
                              2011       $14.688      $14.029         2,997

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.727           205
                              2005       $10.727      $12.172           187
                              2006       $12.172      $12.417           201
                              2007       $12.417      $14.843           171
                              2008       $14.843      $ 7.387           209
                              2009       $ 7.387      $11.987           158
                              2010       $11.987      $14.442             0
                              2011       $14.442      $13.760             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.823           991
                              2007       $ 9.823      $11.833         6,375
                              2008       $11.833      $ 6.184        11,153
                              2009       $ 6.184      $ 9.562         5,787
                              2010       $ 9.562      $12.428         5,267
                              2011       $12.428      $11.336         8,705
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.580             0
                              2004       $13.580      $15.872            77
                              2005       $15.872      $17.606           325
                              2006       $17.606      $19.348         1,182
                              2007       $19.348      $19.572         1,158
                              2008       $19.572      $11.455           209
                              2009       $11.455      $16.506           344
                              2010       $16.506      $20.526            33
                              2011       $20.526      $18.412            31
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.700         2,185
                              2003       $10.700      $14.520        21,665
                              2004       $14.520      $19.414        25,783
                              2005       $19.414      $22.273        27,459
                              2006       $22.273      $30.131        26,622
                              2007       $30.131      $24.490        20,064
                              2008       $24.490      $14.906        13,941
                              2009       $14.906      $18.819        14,130
                              2010       $18.819      $23.952        12,853
                              2011       $23.952      $24.869         8,477
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.880         5,300
                              2005       $ 9.880      $ 9.944        18,054
                              2006       $ 9.944      $10.179        18,460
                              2007       $10.179      $10.447        20,138
                              2008       $10.447      $10.449         8,649
                              2009       $10.449      $10.274             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          WITH MAV DEATH BENEFIT OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.6


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.256        84,299
                              2007       $10.256      $11.814       127,517
                              2008       $11.814      $ 6.649       124,186
                              2009       $ 6.649      $ 8.846       129,550
                              2010       $ 8.846      $10.158       118,827
                              2011       $10.158      $ 9.699       103,869
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.447         2,706
                              2007       $10.447      $11.123         2,592
                              2008       $11.123      $ 8.175        80,276
                              2009       $ 8.175      $ 9.952       101,532
                              2010       $ 9.952      $11.000        51,876
                              2011       $11.000      $10.757        47,034
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.477         4,793
                              2007       $10.477      $11.314        48,731
                              2008       $11.314      $ 7.467        38,066
                              2009       $ 7.467      $ 9.426        46,873
                              2010       $ 9.426      $10.584        49,946
                              2011       $10.584      $10.266        21,509
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.486         3,099
                              2007       $10.486      $11.438           454
                              2008       $11.438      $ 6.945           170
                              2009       $ 6.945      $ 8.948             0
                              2010       $ 8.948      $10.184             0
                              2011       $10.184      $ 9.719             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.338         3,928
                              2007       $10.338      $10.753         9,385
                              2008       $10.753      $ 9.430        10,164
                              2009       $ 9.430      $10.617        16,716
                              2010       $10.617      $11.183        15,490
                              2011       $11.183      $11.136        12,748
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.733             0
                              2007       $ 9.733      $11.690         6,980
                              2008       $11.690      $ 6.340           393
                              2009       $ 6.340      $ 8.993           368
                              2010       $ 8.993      $10.578           564
                              2011       $10.578      $10.436         1,611
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.809         1,372
                              2007       $10.809      $11.165        26,182
                              2008       $11.165      $ 6.890        23,257
                              2009       $ 6.890      $ 8.547        40,149
                              2010       $ 8.547      $ 9.630        42,135
                              2011       $ 9.630      $ 9.627        39,731
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.865        23,142
                              2007       $ 9.865      $11.173        30,756
                              2008       $11.173      $ 6.627        38,636
                              2009       $ 6.627      $ 9.096        50,086
                              2010       $ 9.096      $11.485        48,273
                              2011       $11.485      $10.056        41,691
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.713      $13.396        75,206
                              2004       $13.396      $14.553       190,374
                              2005       $14.553      $14.795       209,304
                              2006       $14.795      $16.966       235,399
                              2007       $16.966      $16.043       218,718
                              2008       $16.043      $10.218       189,926
                              2009       $10.218      $12.700       161,474
                              2010       $12.700      $14.553       144,338
                              2011       $14.553      $14.637       109,322
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.225        76,386
                              2005       $11.225      $11.202       268,167
                              2006       $11.202      $13.008       463,680
                              2007       $13.008      $13.254       496,075
                              2008       $13.254      $ 9.156       449,655
                              2009       $ 9.156      $12.194       433,547
                              2010       $12.194      $13.493       320,365
                              2011       $13.493      $13.568       249,139

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.520         5,346
                              2005       $10.520      $10.442        82,047
                              2006       $10.442      $11.373       157,550
                              2007       $11.373      $11.864       196,673
                              2008       $11.864      $ 7.628       195,317
                              2009       $ 7.628      $ 9.719       178,352
                              2010       $ 9.719      $10.652       157,059
                              2011       $10.652      $10.304       141,005
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.054      $14.567        68,143
                              2004       $14.567      $17.704       133,616
                              2005       $17.704      $18.912       170,117
                              2006       $18.912      $21.729       155,808
                              2007       $21.729      $20.830       114,712
                              2008       $20.830      $13.702        96,853
                              2009       $13.702      $17.380        96,869
                              2010       $17.380      $21.887        78,092
                              2011       $21.887      $20.688        60,572
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.837      $15.549         4,285
                              2004       $15.549      $17.023         4,318
                              2005       $17.023      $17.520         4,492
                              2006       $17.520      $18.703         4,724
                              2007       $18.703      $20.431         4,392
                              2008       $20.431      $11.538         4,780
                              2009       $11.538      $16.269         4,832
                              2010       $16.269      $20.392         4,533
                              2011       $20.392      $19.060         3,871
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.239        15,454
                              2005       $10.239      $10.298        33,429
                              2006       $10.298      $10.520        40,651
                              2007       $10.520      $11.014        51,944
                              2008       $11.014      $11.637       236,337
                              2009       $11.637      $11.783       169,790
                              2010       $11.783      $12.183       116,308
                              2011       $12.183      $12.646        91,529

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $11.004        21,008
                              2007       $11.004      $12.086       117,018
                              2008       $12.086      $ 8.492        93,669
                              2009       $ 8.492      $10.285        82,672
                              2010       $10.285      $11.308        75,512
                              2011       $11.308      $10.778        57,945
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.613      $12.690        67,908
                              2004       $12.690      $14.038       171,034
                              2005       $14.038      $15.242       239,642
                              2006       $15.242      $17.722       305,134
                              2007       $17.722      $18.009       323,996
                              2008       $18.009      $11.123       306,663
                              2009       $11.123      $13.769       282,317
                              2010       $13.769      $15.037       244,278
                              2011       $15.037      $14.614       199,091
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.691      $16.880        33,613
                              2004       $16.880      $20.674        60,688
                              2005       $20.674      $25.875        82,898
                              2006       $25.875      $32.551       101,591
                              2007       $32.551      $41.167       102,029
                              2008       $41.167      $19.120        83,660
                              2009       $19.120      $32.410        78,917
                              2010       $32.410      $37.428        62,285
                              2011       $37.428      $30.930        50,445
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.391      $13.603        23,065
                              2004       $13.603      $15.835        60,038
                              2005       $15.835      $17.133       130,348
                              2006       $17.133      $20.436       218,271
                              2007       $20.436      $23.171       255,179
                              2008       $23.171      $13.567       222,453
                              2009       $13.567      $18.260       210,663
                              2010       $18.260      $19.441       171,048
                              2011       $19.441      $17.063       145,251
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.599      $12.892             0
                              2004       $12.892      $14.528             0
                              2005       $14.528      $13.829             0
                              2006       $13.829      $15.317             0
                              2007       $15.317      $16.696             0
                              2008       $16.696      $17.415           880
                              2009       $17.415      $20.299         1,370
                              2010       $20.299      $22.816             0
                              2011       $22.816      $22.213             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.939      $11.741        38,047
                              2004       $11.741      $12.313        57,882
                              2005       $12.313      $13.017        68,120
                              2006       $13.017      $13.120        70,083
                              2007       $13.120      $15.028        52,577
                              2008       $15.028      $ 7.510        49,793
                              2009       $ 7.510      $12.217        39,068
                              2010       $12.217      $14.346        39,404
                              2011       $14.346      $13.189        32,614
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.328        41,016
                              2005       $11.328      $11.583       104,114
                              2006       $11.583      $13.202       129,308
                              2007       $13.202      $12.662       110,899
                              2008       $12.662      $ 7.983       113,569
                              2009       $ 7.983      $10.067       130,969
                              2010       $10.067      $11.439        90,038
                              2011       $11.439      $10.998        77,947
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.952        25,853
                              2005       $10.952      $11.550        97,009
                              2006       $11.550      $12.771       126,090
                              2007       $12.771      $12.962       111,831
                              2008       $12.962      $ 9.843       131,546
                              2009       $ 9.843      $11.841       133,293
                              2010       $11.841      $13.028       106,593
                              2011       $13.028      $12.629        90,951
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.790      $13.359       139,645
                              2004       $13.359      $14.972       243,807
                              2005       $14.972      $16.134       313,430
                              2006       $16.134      $18.377       314,702
                              2007       $18.377      $18.502       295,634
                              2008       $18.502      $12.318       189,573
                              2009       $12.318      $15.014       171,841
                              2010       $15.014      $16.543       151,340
                              2011       $16.543      $15.880       126,865
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.115        44,909
                              2005       $11.115      $12.129        53,765
                              2006       $12.129      $12.499        35,260
                              2007       $12.499      $14.435        30,410
                              2008       $14.435      $ 7.537        28,014
                              2009       $ 7.537      $11.574        22,611
                              2010       $11.574      $14.468        20,321
                              2011       $14.468      $12.879        13,446

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.291        48,618
                              2005       $11.291      $12.455        75,844
                              2006       $12.455      $14.764        52,044
                              2007       $14.764      $15.636        40,007
                              2008       $15.636      $ 9.015        28,642
                              2009       $ 9.015      $12.325        28,920
                              2010       $12.325      $14.797        40,302
                              2011       $14.797      $14.667        26,138
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.284        18,856
                              2005       $11.284      $12.429        36,367
                              2006       $12.429      $14.725        41,832
                              2007       $14.725      $15.580        48,047
                              2008       $15.580      $ 8.963        44,153
                              2009       $ 8.963      $12.250        37,239
                              2010       $12.250      $14.699        32,118
                              2011       $14.699      $14.556        31,199
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.357         6,265
                              2005       $10.357      $10.305        64,712
                              2006       $10.305      $11.066       108,853
                              2007       $11.066      $11.539       134,594
                              2008       $11.539      $ 9.345       121,360
                              2009       $ 9.345      $12.327       118,930
                              2010       $12.327      $13.597       160,074
                              2011       $13.597      $13.940       145,243
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.906         3,866
                              2005       $10.906      $11.456        54,797
                              2006       $11.456      $12.899        56,261
                              2007       $12.899      $13.519        62,176
                              2008       $13.519      $ 9.470        46,828
                              2009       $ 9.470      $11.716        46,227
                              2010       $11.716      $13.696        34,674
                              2011       $13.696      $12.847        29,316
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.891        10,460
                              2005       $10.891      $11.043        50,752
                              2006       $11.043      $12.720       146,670
                              2007       $12.720      $12.920       149,072
                              2008       $12.920      $ 8.067       111,074
                              2009       $ 8.067      $ 9.420       120,083
                              2010       $ 9.420      $10.862        90,602
                              2011       $10.862      $10.020        80,084

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.139        10,864
                              2005       $11.139      $11.446        27,858
                              2006       $11.446      $12.129        40,868
                              2007       $12.129      $14.445        56,636
                              2008       $14.445      $ 8.761        61,060
                              2009       $ 8.761      $12.523        65,244
                              2010       $12.523      $15.119        57,244
                              2011       $15.119      $13.356        44,195
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.122        20,640
                              2005       $11.122      $11.821       107,375
                              2006       $11.821      $13.030       144,553
                              2007       $13.030      $12.870       136,411
                              2008       $12.870      $ 7.665       126,080
                              2009       $ 7.665      $ 9.531       130,004
                              2010       $ 9.531      $11.741       122,204
                              2011       $11.741      $11.069       106,212
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.119      $13.099        48,461
                              2004       $13.099      $14.124       157,270
                              2005       $14.124      $14.382       165,641
                              2006       $14.382      $15.659       143,975
                              2007       $15.659      $15.913       142,273
                              2008       $15.913      $ 8.812       107,224
                              2009       $ 8.812      $10.523        97,251
                              2010       $10.523      $11.645        81,167
                              2011       $11.645      $11.481        70,848
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.281        67,679
                              2004       $12.281      $12.859       182,127
                              2005       $12.859      $13.244       241,318
                              2006       $13.244      $14.006       286,554
                              2007       $14.006      $15.661       328,505
                              2008       $15.661      $ 8.357       273,935
                              2009       $ 8.357      $11.831       228,000
                              2010       $11.831      $12.682       202,709
                              2011       $12.682      $12.284       171,785
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.105           654
                              2005       $10.105      $10.156        13,094
                              2006       $10.156      $10.467        91,682
                              2007       $10.467      $10.699       145,241
                              2008       $10.699      $ 6.402       141,386
                              2009       $ 6.402      $ 6.856       174,878
                              2010       $ 6.856      $ 7.493       140,930
                              2011       $ 7.493      $ 7.942       124,123

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.093      $14.239        30,904
                              2004       $14.239      $16.624        91,458
                              2005       $16.624      $18.623       117,906
                              2006       $18.623      $21.467       128,730
                              2007       $21.467      $22.363       129,957
                              2008       $22.363      $13.104        67,592
                              2009       $13.104      $17.935        61,334
                              2010       $17.935      $20.380        53,614
                              2011       $20.380      $18.309        38,301
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.258      $12.141       147,953
                              2004       $12.141      $12.929       435,677
                              2005       $12.929      $13.013       532,472
                              2006       $13.013      $13.706       594,159
                              2007       $13.706      $14.745       571,571
                              2008       $14.745      $12.383       473,639
                              2009       $12.383      $14.400       434,390
                              2010       $14.400      $16.232       268,820
                              2011       $16.232      $16.046       231,403
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.744      $12.962        22,070
                              2004       $12.962      $13.842        84,938
                              2005       $13.842      $13.868       119,748
                              2006       $13.868      $14.877       150,013
                              2007       $14.877      $14.540       121,980
                              2008       $14.540      $ 3.060       233,331
                              2009       $ 3.060      $ 3.785       240,060
                              2010       $ 3.785      $ 4.254       214,433
                              2011       $ 4.254      $ 4.071       181,689
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.474      $12.638        81,698
                              2004       $12.638      $13.547       197,020
                              2005       $13.547      $14.069       240,950
                              2006       $14.069      $15.857       312,246
                              2007       $15.857      $16.219       274,494
                              2008       $16.219      $ 9.775       300,461
                              2009       $ 9.775      $12.288       258,474
                              2010       $12.288      $13.978       204,062
                              2011       $13.978      $13.685       178,923

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.724      $14.668        50,170
                              2004       $14.668      $17.169        86,735
                              2005       $17.169      $18.501       133,931
                              2006       $18.501      $20.834       138,346
                              2007       $20.834      $20.174       107,828
                              2008       $20.174      $12.283        97,325
                              2009       $12.283      $16.512        92,814
                              2010       $16.512      $19.956        81,581
                              2011       $19.956      $19.132        68,281
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.351      $12.395         9,379
                              2004       $12.395      $14.538        19,138
                              2005       $14.538      $15.990        41,301
                              2006       $15.990      $16.129        45,638
                              2007       $16.129      $16.795        61,608
                              2008       $16.795      $ 8.377        46,750
                              2009       $ 8.377      $10.881        28,640
                              2010       $10.881      $13.589        25,264
                              2011       $13.589      $13.457        21,900
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.600       114,323
                              2010       $12.600      $13.934        99,220
                              2011       $13.934      $13.948        85,472
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.693      $12.087       101,791
                              2004       $12.087      $12.845       183,693
                              2005       $12.845      $13.120       172,868
                              2006       $13.120      $14.422       157,014
                              2007       $14.422      $14.298       156,631
                              2008       $14.298      $ 8.323       102,557
                              2009       $ 8.323      $10.269        96,769
                              2010       $10.269      $11.177       115,428
                              2011       $11.177      $11.282       119,468
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.762      $12.437        21,380
                              2004       $12.437      $13.327        30,321
                              2005       $13.327      $14.001        51,750
                              2006       $14.001      $15.519       101,351
                              2007       $15.519      $15.688       106,238
                              2008       $15.688      $10.273        87,317
                              2009       $10.273      $13.641        75,754
                              2010       $13.641      $15.365        58,496
                              2011       $15.365      $15.028        42,522

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.244      $11.306        24,890
                              2004       $11.306      $11.895        31,438
                              2005       $11.895      $13.225        32,592
                              2006       $13.225      $13.351        30,052
                              2007       $13.351      $13.032        22,836
                              2008       $13.032      $10.614        17,333
                              2009       $10.614      $13.134        14,875
                              2010       $13.134      $13.217        12,919
                              2011       $13.217      $12.828        12,459
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.658      $14.062         5,380
                              2004       $14.062      $16.793        14,389
                              2005       $16.793      $17.908        10,191
                              2006       $17.908      $22.343         8,616
                              2007       $22.343      $26.317         7,576
                              2008       $26.317      $17.965         6,255
                              2009       $17.965      $18.941         6,202
                              2010       $18.941      $18.943         6,394
                              2011       $18.943      $17.599         3,540
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $11.004      $13.509       165,077
                              2004       $13.509      $14.742       235,218
                              2005       $14.742      $15.236       240,127
                              2006       $15.236      $17.345       222,304
                              2007       $17.345      $16.004       224,946
                              2008       $16.004      $ 9.635       194,471
                              2009       $ 9.635      $12.283       186,022
                              2010       $12.283      $13.798       165,363
                              2011       $13.798      $12.923       144,972
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.877      $13.349        35,916
                              2004       $13.349      $14.492       133,119
                              2005       $14.492      $14.674       163,230
                              2006       $14.674      $15.929       163,047
                              2007       $15.929      $16.080       159,896
                              2008       $16.080      $11.675       128,822
                              2009       $11.675      $17.220       112,213
                              2010       $17.220      $19.287       107,420
                              2011       $19.287      $19.275        81,546
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.366      $10.446       118,273
                              2004       $10.446      $10.714       228,388
                              2005       $10.714      $10.771       315,598
                              2006       $10.771      $11.057       423,066
                              2007       $11.057      $11.425       422,791
                              2008       $11.425      $ 8.536       356,105
                              2009       $ 8.536      $12.294       315,734
                              2010       $12.294      $13.266       284,426
                              2011       $13.266      $13.681       219,813

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.586      $13.386        49,879
                              2004       $13.386      $15.276        63,044
                              2005       $15.276      $16.833       119,107
                              2006       $16.833      $21.116       128,158
                              2007       $21.116      $22.471       152,259
                              2008       $22.471      $12.369       138,171
                              2009       $12.369      $15.139       118,549
                              2010       $15.139      $16.359        72,369
                              2011       $16.359      $13.346        63,883
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.703      $12.996        50,289
                              2004       $12.996      $14.376        71,507
                              2005       $14.376      $15.363        81,176
                              2006       $15.363      $17.191        91,941
                              2007       $17.191      $16.010        66,533
                              2008       $16.010      $ 9.505       100,758
                              2009       $ 9.505      $12.212        76,902
                              2010       $12.212      $13.663        84,479
                              2011       $13.663      $13.425        77,581
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.947      $ 9.857        40,084
                              2004       $ 9.857      $ 9.743       220,270
                              2005       $ 9.743      $ 9.812       462,733
                              2006       $ 9.812      $10.060       754,905
                              2007       $10.060      $10.351       644,437
                              2008       $10.351      $10.427       532,517
                              2009       $10.427      $10.262       567,074
                              2010       $10.262      $10.082       739,816
                              2011       $10.082      $ 9.903       608,960
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.990      $13.500        20,345
                              2004       $13.500      $14.625        26,821
                              2005       $14.625      $15.801        22,351
                              2006       $15.801      $16.847        22,398
                              2007       $16.847      $17.494        15,650
                              2008       $17.494      $10.523        11,460
                              2009       $10.523      $13.656         9,567
                              2010       $13.656      $16.035        14,683
                              2011       $16.035      $14.948        12,121

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.332      $14.578        49,676
                              2004       $14.578      $16.526       132,719
                              2005       $16.526      $17.188       160,275
                              2006       $17.188      $19.584       171,693
                              2007       $19.584      $18.292       142,597
                              2008       $18.292      $ 9.923       116,048
                              2009       $ 9.923      $ 9.341             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.852      $13.100        23,569
                              2004       $13.100      $13.838        32,176
                              2005       $13.838      $14.272        32,523
                              2006       $14.272      $15.603        27,542
                              2007       $15.603      $15.408        16,773
                              2008       $15.408      $ 9.299        11,960
                              2009       $ 9.299      $12.163        10,162
                              2010       $12.163      $13.902         8,170
                              2011       $13.902      $13.415         6,363
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.809      $13.566        24,986
                              2004       $13.566      $15.802        39,157
                              2005       $15.802      $17.406        18,872
                              2006       $17.406      $18.027        16,153
                              2007       $18.027      $18.377        15,647
                              2008       $18.377      $ 9.828         9,725
                              2009       $ 9.828      $13.392         9,313
                              2010       $13.392      $15.282             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.589      $12.402       182,243
                              2004       $12.402      $12.793       210,331
                              2005       $12.793      $13.280       202,350
                              2006       $13.280      $13.752       203,379
                              2007       $13.752      $14.250       161,677
                              2008       $14.250      $ 8.812       136,256
                              2009       $ 8.812      $14.184       134,416
                              2010       $14.184      $16.828       132,164
                              2011       $16.828      $13.577       119,984
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.302      $13.878         3,678
                              2004       $13.878      $15.003        38,895
                              2005       $15.003      $16.524        75,482
                              2006       $16.524      $17.982        74,937
                              2007       $17.982      $18.788        71,293
                              2008       $18.788      $15.687        60,379
                              2009       $15.687      $20.046        60,222
                              2010       $20.046      $21.605        55,171
                              2011       $21.605      $22.680        44,900

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.075        10,185
                              2005       $11.075      $12.180        50,324
                              2006       $12.180      $14.536        92,339
                              2007       $14.536      $15.670        85,604
                              2008       $15.670      $10.936        56,880
                              2009       $10.936      $13.915        53,801
                              2010       $13.915      $15.586        36,581
                              2011       $15.586      $16.693        31,984
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.749       135,792
                              2005       $10.749      $12.215       133,666
                              2006       $12.215      $12.490       139,192
                              2007       $12.490      $14.952       111,788
                              2008       $14.952      $ 7.461        99,971
                              2009       $ 7.461      $12.131        73,133
                              2010       $12.131      $14.638        62,936
                              2011       $14.638      $13.974        51,135
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.723         8,184
                              2005       $10.723      $12.162        11,774
                              2006       $12.162      $12.400        12,170
                              2007       $12.400      $14.815        11,179
                              2008       $14.815      $ 7.370        13,200
                              2009       $ 7.370      $11.953        10,812
                              2010       $11.953      $14.394         9,239
                              2011       $14.394      $13.707         8,523
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.820        19,886
                              2007       $ 9.820      $11.823        43,514
                              2008       $11.823      $ 6.175        53,249
                              2009       $ 6.175      $ 9.544        43,575
                              2010       $ 9.544      $12.398        34,922
                              2011       $12.398      $11.303        28,608
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.575        18,118
                              2004       $13.575      $15.858        25,638
                              2005       $15.858      $17.582        15,875
                              2006       $17.582      $19.312        10,901
                              2007       $19.312      $19.526        19,963
                              2008       $19.526      $11.422         8,753
                              2009       $11.422      $16.450        18,899
                              2010       $16.450      $20.446        12,893
                              2011       $20.446      $18.331        10,122

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.391      $14.515        33,080
                              2004       $14.515      $19.397        90,377
                              2005       $19.397      $22.243       135,757
                              2006       $22.243      $30.075       136,528
                              2007       $30.075      $24.432       106,718
                              2008       $24.432      $14.863       114,181
                              2009       $14.863      $18.755        84,688
                              2010       $18.755      $23.859        72,853
                              2011       $23.859      $24.760        52,449
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.875       104,364
                              2005       $ 9.875      $ 9.934       155,779
                              2006       $ 9.934      $10.164       153,805
                              2007       $10.164      $10.426       134,700
                              2008       $10.426      $10.422       264,832
                              2009       $10.422      $10.243             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.65


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.252            0
                              2007       $10.252      $11.804          537
                              2008       $11.804      $ 6.640          535
                              2009       $ 6.640      $ 8.830        3,005
                              2010       $ 8.830      $10.134        2,995
                              2011       $10.134      $ 9.671        2,986
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.444            0
                              2007       $10.444      $11.114            0
                              2008       $11.114      $ 8.164            0
                              2009       $ 8.164      $ 9.933            0
                              2010       $ 9.933      $10.974            0
                              2011       $10.974      $10.726            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.473            0
                              2007       $10.473      $11.304            0
                              2008       $11.304      $ 7.456            0
                              2009       $ 7.456      $ 9.409            0
                              2010       $ 9.409      $10.559            0
                              2011       $10.559      $10.237            0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.482            0
                              2007       $10.482      $11.428            0
                              2008       $11.428      $ 6.936            0
                              2009       $ 6.936      $ 8.931            0
                              2010       $ 8.931      $10.160            0
                              2011       $10.160      $ 9.691            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.335             0
                              2007       $10.335      $10.743             0
                              2008       $10.743      $ 9.417             0
                              2009       $ 9.417      $10.597           426
                              2010       $10.597      $11.157           426
                              2011       $11.157      $11.104           426
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.729             0
                              2007       $ 9.729      $11.680             0
                              2008       $11.680      $ 6.332             0
                              2009       $ 6.332      $ 8.976             0
                              2010       $ 8.976      $10.553             0
                              2011       $10.553      $10.406             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.805             0
                              2007       $10.805      $11.155             0
                              2008       $11.155      $ 6.881             0
                              2009       $ 6.881      $ 8.531             0
                              2010       $ 8.531      $ 9.607             0
                              2011       $ 9.607      $ 9.599             0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.862             0
                              2007       $ 9.862      $11.164           847
                              2008       $11.164      $ 6.618           843
                              2009       $ 6.618      $ 9.079         1,434
                              2010       $ 9.079      $11.458         1,427
                              2011       $11.458      $10.027         1,419
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.847             0
                              2003       $10.847      $13.384         9,772
                              2004       $13.384      $14.532        11,000
                              2005       $14.532      $14.767         9,974
                              2006       $14.767      $16.925         9,925
                              2007       $16.925      $15.996        10,476
                              2008       $15.996      $10.183         9,973
                              2009       $10.183      $12.650         9,824
                              2010       $12.650      $14.489         9,725
                              2011       $14.489      $14.565         7,850

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.221          927
                              2005       $11.221      $11.192        3,358
                              2006       $11.192      $12.991        3,232
                              2007       $12.991      $13.229        8,144
                              2008       $13.229      $ 9.135        2,990
                              2009       $ 9.135      $12.158        4,148
                              2010       $12.158      $13.447        4,137
                              2011       $13.447      $13.515        4,256
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.519            0
                              2005       $10.519      $10.435        3,137
                              2006       $10.435      $11.360        6,207
                              2007       $11.360      $11.844        5,843
                              2008       $11.844      $ 7.612        1,713
                              2009       $ 7.612      $ 9.693        1,656
                              2010       $ 9.693      $10.618        1,284
                              2011       $10.618      $10.266        1,074
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.222            0
                              2003       $11.222      $14.554            0
                              2004       $14.554      $17.679        3,988
                              2005       $17.679      $18.876        4,024
                              2006       $18.876      $21.676        4,491
                              2007       $21.676      $20.769        4,843
                              2008       $20.769      $13.655        4,233
                              2009       $13.655      $17.312        4,383
                              2010       $17.312      $21.790        4,163
                              2011       $21.790      $20.585        3,820
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.531            0
                              2003       $11.531      $15.535            0
                              2004       $15.535      $16.999          128
                              2005       $16.999      $17.486          128
                              2006       $17.486      $18.658          127
                              2007       $18.658      $20.371          126
                              2008       $20.371      $11.498          126
                              2009       $11.498      $16.205          125
                              2010       $16.205      $20.301          124
                              2011       $20.301      $18.966          123
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.235          254
                              2005       $10.235      $10.289        1,468
                              2006       $10.289      $10.506        1,445
                              2007       $10.506      $10.993        1,402
                              2008       $10.993      $11.610        5,951
                              2009       $11.610      $11.749        4,059
                              2010       $11.749      $12.142        4,048
                              2011       $12.142      $12.596        3,115

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $11.000            0
                              2007       $11.000      $12.076          778
                              2008       $12.076      $ 8.480          774
                              2009       $ 8.480      $10.265          770
                              2010       $10.265      $11.282          766
                              2011       $11.282      $10.747          762
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.321            0
                              2003       $10.321      $12.679        7,781
                              2004       $12.679      $14.018        9,581
                              2005       $14.018      $15.213        9,606
                              2006       $15.213      $17.679        8,455
                              2007       $17.679      $17.956        8,301
                              2008       $17.956      $11.085        7,927
                              2009       $11.085      $13.715        8,236
                              2010       $13.715      $14.970        8,329
                              2011       $14.970      $14.542        7,761
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.229            0
                              2003       $11.229      $16.865            0
                              2004       $16.865      $20.645          156
                              2005       $20.645      $25.825          131
                              2006       $25.825      $32.472          553
                              2007       $32.472      $41.046          409
                              2008       $41.046      $19.055          406
                              2009       $19.055      $32.282          289
                              2010       $32.282      $37.261          235
                              2011       $37.261      $30.777          238
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.472            0
                              2003       $10.472      $13.591        4,569
                              2004       $13.591      $15.812        4,211
                              2005       $15.812      $17.101        5,234
                              2006       $17.101      $20.387        6,881
                              2007       $20.387      $23.103        6,165
                              2008       $23.103      $13.521        5,189
                              2009       $13.521      $18.188        4,796
                              2010       $18.188      $19.355        4,850
                              2011       $19.355      $16.978        4,381
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.718            0
                              2003       $10.718      $12.881            0
                              2004       $12.881      $14.507            0
                              2005       $14.507      $13.803            0
                              2006       $13.803      $15.280            0
                              2007       $15.280      $16.647            0
                              2008       $16.647      $17.355            0
                              2009       $17.355      $20.219            0
                              2010       $20.219      $22.715            0
                              2011       $22.715      $22.103            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.407             0
                              2003       $ 9.407      $11.731         6,491
                              2004       $11.731      $12.295         6,759
                              2005       $12.295      $12.992         6,513
                              2006       $12.992      $13.088         6,965
                              2007       $13.088      $14.984         6,236
                              2008       $14.984      $ 7.484         6,204
                              2009       $ 7.484      $12.169         5,251
                              2010       $12.169      $14.282         4,739
                              2011       $14.282      $13.124         2,805
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.324             0
                              2005       $11.324      $11.573        10,101
                              2006       $11.573      $13.184        10,533
                              2007       $13.184      $12.638         9,453
                              2008       $12.638      $ 7.964         6,751
                              2009       $ 7.964      $10.038         5,699
                              2010       $10.038      $11.400         4,212
                              2011       $11.400      $10.955         2,783
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.948           735
                              2005       $10.948      $11.540        18,696
                              2006       $11.540      $12.753        25,496
                              2007       $12.753      $12.938        24,564
                              2008       $12.938      $ 9.820        23,504
                              2009       $ 9.820      $11.807        21,809
                              2010       $11.807      $12.984        20,307
                              2011       $12.984      $12.580        18,923
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.649             0
                              2003       $10.649      $13.647         5,800
                              2004       $13.647      $14.951         6,211
                              2005       $14.951      $16.103         6,908
                              2006       $16.103      $18.333        12,416
                              2007       $18.333      $18.448        12,869
                              2008       $18.448      $12.275        10,456
                              2009       $12.275      $14.954        11,374
                              2010       $14.954      $16.469        10,937
                              2011       $16.469      $15.801         8,235

                                                                   NUMBER OF
                              FOR THE   ACCUMULATION ACCUMULATION    UNITS
                               YEAR      UNIT VALUE   UNIT VALUE  OUTSTANDING
                              ENDING    AT BEGINNING    AT END     AT END OF
  SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD     PERIOD
  ------------              ----------- ------------ ------------ -----------
  INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                               2004       $10.000      $11.111       3,992
                               2005       $11.111      $12.119       3,896
                               2006       $12.119      $12.482       4,021
                               2007       $12.482      $14.408       3,671
                               2008       $14.408      $ 7.519       4,367
                               2009       $ 7.519      $11.541       3,833
                               2010       $11.541      $14.419       3,410
                               2011       $14.419      $12.829       1,856
  INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                               2004       $10.000      $11.287       1,361
                               2005       $11.287      $12.444       1,263
                               2006       $12.444      $14.744       1,177
                               2007       $14.744      $15.607         991
                               2008       $15.607      $ 8.994         512
                               2009       $ 8.994      $12.290         431
                               2010       $12.290      $14.747         375
                               2011       $14.747      $14.610         350
  INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                               2004       $10.000      $11.281           0
                               2005       $11.281      $12.419           0
                               2006       $12.419      $14.705         226
                               2007       $14.705      $15.551         230
                               2008       $15.551      $ 8.942         244
                               2009       $ 8.942      $12.214         221
                               2010       $12.214      $14.649         206
                               2011       $14.649      $14.499         197
  LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                               2004       $10.000      $10.356           0
                               2005       $10.356      $10.299       1,589
                               2006       $10.299      $11.053       2,121
                               2007       $11.053      $11.520       1,967
                               2008       $11.520      $ 9.325         262
                               2009       $ 9.325      $12.294       1,482
                               2010       $12.294      $13.554       1,323
                               2011       $13.554      $13.888       1,388
  LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                               2004       $10.000      $10.905           0
                               2005       $10.905      $11.449       3,894
                               2006       $11.449      $12.884       3,916
                               2007       $12.884      $13.496       3,899
                               2008       $13.496      $ 9.449       3,881
                               2009       $ 9.449      $11.685       4,436
                               2010       $11.685      $13.652       4,418
                               2011       $13.652      $12.800       4,403

                                                                   NUMBER OF
                              FOR THE   ACCUMULATION ACCUMULATION    UNITS
                               YEAR      UNIT VALUE   UNIT VALUE  OUTSTANDING
                              ENDING    AT BEGINNING    AT END     AT END OF
  SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD     PERIOD
  ------------              ----------- ------------ ------------ -----------
  LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                               2004       $10.000      $10.889           0
                               2005       $10.889      $11.036         795
                               2006       $11.036      $12.705         792
                               2007       $12.705      $12.899         788
                               2008       $12.899      $ 8.050         784
                               2009       $ 8.050      $ 9.395         566
                               2010       $ 9.395      $10.828         563
                               2011       $10.828      $ 9.983         560
  LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                               2004       $10.000      $11.137           0
                               2005       $11.137      $11.438           0
                               2006       $11.438      $12.115         550
                               2007       $12.115      $14.421         495
                               2008       $14.421      $ 8.742         497
                               2009       $ 8.742      $12.490         433
                               2010       $12.490      $15.071         400
                               2011       $15.071      $13.307         429
  LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                               2004       $10.000      $11.120           0
                               2005       $11.120      $11.814       1,568
                               2006       $11.814      $13.015       3,252
                               2007       $13.015      $12.849       3,168
                               2008       $12.849      $ 7.648       1,527
                               2009       $ 7.648      $ 9.506       2,102
                               2010       $ 9.506      $11.704       2,092
                               2011       $11.704      $11.028       2,082
  OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                               2002       $10.000      $10.693           0
                               2003       $10.693      $13.087       3,341
                               2004       $13.087      $14.105       5,025
                               2005       $14.105      $14.354       5,491
                               2006       $14.354      $15.621       5,407
                               2007       $15.621      $15.866       4,021
                               2008       $15.866      $ 8.781       4,019
                               2009       $ 8.781      $10.481       1,963
                               2010       $10.481      $11.593       1,897
                               2011       $11.593      $11.424       1,856
  OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                               2003       $10.000      $12.277         743
                               2004       $12.277      $12.848       1,951
                               2005       $12.848      $13.226       3,651
                               2006       $13.226      $13.980       5,519
                               2007       $13.980      $15.623       5,132
                               2008       $15.623      $ 8.333       3,301
                               2009       $ 8.333      $11.791       1,812
                               2010       $11.791      $12.633       1,526
                               2011       $12.633      $12.230       1,301

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.104             0
                              2005       $10.104      $10.150             0
                              2006       $10.150      $10.455         2,678
                              2007       $10.455      $10.681         2,803
                              2008       $10.681      $ 6.388         2,557
                              2009       $ 6.388      $ 6.838         3,065
                              2010       $ 6.838      $ 7.469         2,954
                              2011       $ 7.469      $ 7.913         2,574
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.145             0
                              2003       $10.145      $14.227         2,855
                              2004       $14.227      $16.601         3,556
                              2005       $16.601      $18.588         3,139
                              2006       $18.588      $21.415         3,084
                              2007       $21.415      $22.297         2,990
                              2008       $22.297      $13.059         3,144
                              2009       $13.059      $17.864         2,400
                              2010       $17.864      $20.289         2,269
                              2011       $20.289      $18.218         2,154
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.548             0
                              2003       $10.548      $12.130         2,956
                              2004       $12.130      $12.911         5,964
                              2005       $12.911      $12.989        11,033
                              2006       $12.989      $13.673         9,721
                              2007       $13.673      $14.702         9,988
                              2008       $14.702      $12.341         6,153
                              2009       $12.341      $14.344         6,161
                              2010       $14.344      $16.160         5,465
                              2011       $16.160      $15.966         4,495
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.658             0
                              2003       $10.658      $12.951           262
                              2004       $12.951      $13.823         2,727
                              2005       $13.823      $13.841         2,877
                              2006       $13.841      $14.841         2,897
                              2007       $14.841      $14.498         2,886
                              2008       $14.498      $ 3.049         4,440
                              2009       $ 3.049      $ 3.770         6,478
                              2010       $ 3.770      $ 4.235         6,268
                              2011       $ 4.235      $ 4.051         6,220

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.174             0
                              2003       $10.174      $12.627         3,123
                              2004       $12.627      $13.528         5,403
                              2005       $13.528      $14.042         8,922
                              2006       $14.042      $15.819        10,114
                              2007       $15.819      $16.171         9,659
                              2008       $16.171      $ 9.742         5,911
                              2009       $ 9.742      $12.240         3,841
                              2010       $12.240      $13.916         3,248
                              2011       $13.916      $13.618         2,155
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.350             0
                              2003       $10.350      $14.655         3,265
                              2004       $14.655      $17.145         4,341
                              2005       $17.145      $18.465         4,100
                              2006       $18.465      $20.784         4,433
                              2007       $20.784      $20.115         4,401
                              2008       $20.115      $12.241         3,543
                              2009       $12.241      $16.447         2,697
                              2010       $16.447      $19.867         2,381
                              2011       $19.867      $19.037         1,224
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.057             0
                              2003       $10.057      $12.384         1,731
                              2004       $12.384      $14.518         1,841
                              2005       $14.518      $15.959         1,666
                              2006       $15.959      $16.090         1,478
                              2007       $16.090      $16.745         1,466
                              2008       $16.745      $ 8.348         1,351
                              2009       $ 8.348      $10.838           227
                              2010       $10.838      $13.528           202
                              2011       $13.528      $13.391           202
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.550           504
                              2010       $12.550      $13.872           355
                              2011       $13.872      $13.879           269
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.511             0
                              2003       $10.511      $12.076         9,347
                              2004       $12.076      $12.827         9,608
                              2005       $12.827      $13.095         9,712
                              2006       $13.095      $14.387         5,553
                              2007       $14.387      $14.256         4,187
                              2008       $14.256      $ 8.295         4,075
                              2009       $ 8.295      $10.229         3,325
                              2010       $10.229      $11.128         3,432
                              2011       $11.128      $11.226           450

                                                                   NUMBER OF
                              FOR THE   ACCUMULATION ACCUMULATION    UNITS
                               YEAR      UNIT VALUE   UNIT VALUE  OUTSTANDING
                              ENDING    AT BEGINNING    AT END     AT END OF
  SUB-ACCOUNTS              DECEMBER 31  OF PERIOD    OF PERIOD     PERIOD
  ------------              ----------- ------------ ------------ -----------
  PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                               2002       $10.000      $10.384           0
                               2003       $10.384      $12.425         477
                               2004       $12.425      $13.308         906
                               2005       $13.308      $13.975         878
                               2006       $13.975      $15.482       2,606
                               2007       $15.482      $15.642       2,603
                               2008       $15.642      $10.238       2,369
                               2009       $10.238      $13.587       1,703
                               2010       $13.587      $15.297       1,506
                               2011       $15.297      $14.953       1,358
  PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                               2002       $10.000      $ 9.720           0
                               2003       $ 9.720      $11.296         616
                               2004       $11.296      $11.878       1,394
                               2005       $11.878      $13.199       1,718
                               2006       $13.199      $13.319         469
                               2007       $13.319      $12.994         467
                               2008       $12.994      $10.577         465
                               2009       $10.577      $13.082         462
                               2010       $13.082      $13.159         459
                               2011       $13.159      $12.765         456
  PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                               2002       $10.000      $11.466           0
                               2003       $11.466      $14.049         783
                               2004       $14.049      $16.770       1,690
                               2005       $16.770      $17.874       1,633
                               2006       $17.874      $22.289       1,504
                               2007       $22.289      $26.240       1,318
                               2008       $26.240      $17.903       1,260
                               2009       $17.903      $18.867       1,388
                               2010       $18.867      $18.859       1,393
                               2011       $18.859      $17.512       1,114
  PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                               2002       $10.000      $10.794           0
                               2003       $10.794      $13.497       2,660
                               2004       $13.497      $14.721       2,567
                               2005       $14.721      $15.207         308
                               2006       $15.207      $17.303         256
                               2007       $17.303      $15.957         239
                               2008       $15.957      $ 9.602         222
                               2009       $ 9.602      $12.235         201
                               2010       $12.235      $13.737         200
                               2011       $13.737      $12.859         210

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.737            0
                              2003       $10.737      $13.337        4,749
                              2004       $13.337      $14.472        4,808
                              2005       $14.472      $14.646        5,026
                              2006       $14.646      $15.891        5,137
                              2007       $15.891      $16.032        5,219
                              2008       $16.032      $11.635        4,395
                              2009       $11.635      $17.152        3,875
                              2010       $17.152      $19.201        3,779
                              2011       $19.201      $19.179        1,971
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.182            0
                              2003       $10.182      $10.436        3,822
                              2004       $10.436      $10.699        4,264
                              2005       $10.699      $10.750        8,948
                              2006       $10.750      $11.030        8,850
                              2007       $11.030      $11.391        7,601
                              2008       $11.391      $ 8.506        3,509
                              2009       $ 8.506      $12.246        3,256
                              2010       $12.246      $13.207        2,746
                              2011       $13.207      $13.613        2,329
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.601            0
                              2003       $10.601      $13.374          819
                              2004       $13.374      $15.254          735
                              2005       $15.254      $16.801          673
                              2006       $16.801      $21.065        2,234
                              2007       $21.065      $22.405        2,027
                              2008       $22.405      $12.326        2,348
                              2009       $12.326      $15.080        2,163
                              2010       $15.080      $16.287        2,086
                              2011       $16.287      $13.280        1,588
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.404            0
                              2003       $10.404      $12.984            0
                              2004       $12.984      $14.356          299
                              2005       $14.356      $15.334          259
                              2006       $15.334      $17.150          261
                              2007       $17.150      $15.963          250
                              2008       $15.963      $ 9.472          252
                              2009       $ 9.472      $12.164          192
                              2010       $12.164      $13.602          148
                              2011       $13.602      $13.358          123

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.981             0
                              2003       $ 9.981      $ 9.847         1,949
                              2004       $ 9.847      $ 9.730         4,070
                              2005       $ 9.730      $ 9.793         9,057
                              2006       $ 9.793      $10.036        17,290
                              2007       $10.036      $10.321         9,154
                              2008       $10.321      $10.392         3,006
                              2009       $10.392      $10.221         9,146
                              2010       $10.221      $10.037         8,819
                              2011       $10.037      $ 9.854         6,911
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.375             0
                              2003       $10.375      $13.488         1,912
                              2004       $13.488      $14.605         2,248
                              2005       $14.605      $15.771         2,434
                              2006       $15.771      $16.807         1,376
                              2007       $16.807      $17.442         1,356
                              2008       $17.442      $10.487         1,438
                              2009       $10.487      $13.603         1,482
                              2010       $13.603      $15.964         1,666
                              2011       $15.964      $14.874           213
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.200             0
                              2003       $11.200      $14.565             0
                              2004       $14.565      $16.503           195
                              2005       $16.503      $17.155         1,151
                              2006       $17.155      $19.537         1,598
                              2007       $19.537      $18.238         1,698
                              2008       $18.238      $ 9.889           524
                              2009       $ 9.889      $ 9.308             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.639             0
                              2003       $10.639      $13.088           119
                              2004       $13.088      $13.818           311
                              2005       $13.818      $14.245           279
                              2006       $14.245      $15.565           287
                              2007       $15.565      $15.363           260
                              2008       $15.363      $ 9.267           258
                              2009       $ 9.267      $12.115           192
                              2010       $12.115      $13.840           146
                              2011       $13.840      $13.349           124
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.369             0
                              2003       $10.369      $13.554             0
                              2004       $13.554      $15.780           182
                              2005       $15.780      $17.373           204
                              2006       $17.373      $17.983           204
                              2007       $17.983      $18.323           203
                              2008       $18.323      $ 9.794           202
                              2009       $ 9.794      $13.339           201
                              2010       $13.339      $15.216             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.106             0
                              2003       $10.106      $12.391         9,395
                              2004       $12.391      $12.775        11,049
                              2005       $12.775      $13.254         9,078
                              2006       $13.254      $13.718         9,512
                              2007       $13.718      $14.208         9,552
                              2008       $14.208      $ 8.782         9,810
                              2009       $ 8.782      $14.128         7,751
                              2010       $14.128      $16.753         6,943
                              2011       $16.753      $13.510         4,383
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.056             0
                              2003       $11.056      $13.865             0
                              2004       $13.865      $14.982           656
                              2005       $14.982      $16.492           587
                              2006       $16.492      $17.939         1,340
                              2007       $17.939      $18.733         1,287
                              2008       $18.733      $15.633           980
                              2009       $15.633      $19.967           809
                              2010       $19.967      $21.509           730
                              2011       $21.509      $22.568           645
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.069             0
                              2005       $11.069      $12.168             0
                              2006       $12.168      $14.514             0
                              2007       $14.514      $15.638             0
                              2008       $15.638      $10.908             0
                              2009       $10.908      $13.873             0
                              2010       $13.873      $15.530             0
                              2011       $15.530      $16.625             0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.745           901
                              2005       $10.745      $12.205           831
                              2006       $12.205      $12.473           869
                              2007       $12.473      $14.924           774
                              2008       $14.924      $ 7.443             0
                              2009       $ 7.443      $12.096             0
                              2010       $12.096      $14.589             0
                              2011       $14.589      $13.920             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.720            0
                              2005       $10.720      $12.152            0
                              2006       $12.152      $12.383            0
                              2007       $12.383      $14.788            0
                              2008       $14.788      $ 7.352            0
                              2009       $ 7.352      $11.918            0
                              2010       $11.918      $14.345            0
                              2011       $14.345      $13.653            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.816          763
                              2007       $ 9.816      $11.813          680
                              2008       $11.813      $ 6.167          791
                              2009       $ 6.167      $ 9.526          639
                              2010       $ 9.526      $12.369          547
                              2011       $12.369      $11.270          570
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.570            0
                              2004       $13.570      $15.845          271
                              2005       $15.845      $17.558          226
                              2006       $17.558      $19.276          232
                              2007       $19.276      $19.480          205
                              2008       $19.480      $11.389          212
                              2009       $11.389      $16.394          142
                              2010       $16.394      $20.367           98
                              2011       $20.367      $18.250           90
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.697            0
                              2003       $10.697      $14.502          531
                              2004       $14.502      $19.370          570
                              2005       $19.370      $22.200          452
                              2006       $22.200      $30.002          351
                              2007       $30.002      $24.361          379
                              2008       $24.361      $14.812          389
                              2009       $14.812      $18.681          366
                              2010       $18.681      $23.753          295
                              2011       $23.753      $24.637          169
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.870        5,097
                              2005       $ 9.870      $ 9.924        5,091
                              2006       $ 9.924      $10.148        5,128
                              2007       $10.148      $10.404        5,100
                              2008       $10.404      $10.396        8,944
                              2009       $10.396      $10.212            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003 OR WITH THE ENHANCED
 BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.7


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.249        14,834
                              2007       $10.249      $11.794        15,862
                              2008       $11.794      $ 6.631        17,752
                              2009       $ 6.631      $ 8.813        18,125
                              2010       $ 8.813      $10.110        15,984
                              2011       $10.110      $ 9.643         9,047
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.440             0
                              2007       $10.440      $11.104             0
                              2008       $11.104      $ 8.152           288
                              2009       $ 8.152      $ 9.914             0
                              2010       $ 9.914      $10.947             0
                              2011       $10.947      $10.695             0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.470             0
                              2007       $10.470      $11.295         7,668
                              2008       $11.295      $ 7.446         8,963
                              2009       $ 7.446      $ 9.391         8,963
                              2010       $ 9.391      $10.534         7,668
                              2011       $10.534      $10.207         7,668
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.479             0
                              2007       $10.479      $11.419             0
                              2008       $11.419      $ 6.926             0
                              2009       $ 6.926      $ 8.914         9,378
                              2010       $ 8.914      $10.135         9,378
                              2011       $10.135      $ 9.663         9,378

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.331             0
                              2007       $10.331      $10.734             0
                              2008       $10.734      $ 9.404           558
                              2009       $ 9.404      $10.577         9,129
                              2010       $10.577      $11.130        10,278
                              2011       $11.130      $11.072         3,292
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.726             0
                              2007       $ 9.726      $11.670             0
                              2008       $11.670      $ 6.323           741
                              2009       $ 6.323      $ 8.960         1,653
                              2010       $ 8.960      $10.528           906
                              2011       $10.528      $10.376             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.802             0
                              2007       $10.802      $11.145             0
                              2008       $11.145      $ 6.871         3,553
                              2009       $ 6.871      $ 8.515         4,412
                              2010       $ 8.515      $ 9.584         4,371
                              2011       $ 9.584      $ 9.571         3,449
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.858         3,581
                              2007       $ 9.858      $11.154         5,625
                              2008       $11.154      $ 6.609         5,618
                              2009       $ 6.609      $ 9.062         4,608
                              2010       $ 9.062      $11.431         4,581
                              2011       $11.431      $ 9.998         3,282
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.846        11,854
                              2003       $10.846      $13.376        46,365
                              2004       $13.376      $14.516        74,854
                              2005       $14.516      $14.743        75,086
                              2006       $14.743      $16.889        66,833
                              2007       $16.889      $15.954        65,254
                              2008       $15.954      $10.151        53,462
                              2009       $10.151      $12.604        35,154
                              2010       $12.604      $14.428        33,166
                              2011       $14.428      $14.497        31,357

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.217        16,682
                              2005       $11.217      $11.183        31,911
                              2006       $11.183      $12.973        52,598
                              2007       $12.973      $13.205        49,013
                              2008       $13.205      $ 9.113        46,322
                              2009       $ 9.113      $12.123        41,250
                              2010       $12.123      $13.402        45,823
                              2011       $13.402      $13.463        29,752
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.517         2,412
                              2005       $10.517      $10.428        29,785
                              2006       $10.428      $11.347        45,245
                              2007       $11.347      $11.825        46,359
                              2008       $11.825      $ 7.595        44,315
                              2009       $ 7.595      $ 9.667        38,095
                              2010       $ 9.667      $10.584        38,843
                              2011       $10.584      $10.228        37,276
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.220            26
                              2003       $11.220      $14.545        22,354
                              2004       $14.545      $17.659        44,473
                              2005       $17.659      $18.845        51,954
                              2006       $18.845      $21.630        54,312
                              2007       $21.630      $20.714        52,005
                              2008       $20.714      $13.612        44,299
                              2009       $13.612      $17.248        37,758
                              2010       $17.248      $21.699        36,868
                              2011       $21.699      $20.489        27,796
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.530             0
                              2003       $11.530      $15.526         4,180
                              2004       $15.526      $16.980         4,378
                              2005       $16.980      $17.458         3,987
                              2006       $17.458      $18.618         3,524
                              2007       $18.618      $20.317         1,563
                              2008       $20.317      $11.462         1,319
                              2009       $11.462      $16.145         1,160
                              2010       $16.145      $20.216         1,283
                              2011       $20.216      $18.877         1,167
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.232         3,419
                              2005       $10.232      $10.280        10,772
                              2006       $10.280      $10.492         7,877
                              2007       $10.492      $10.972         7,483
                              2008       $10.972      $11.582        19,922
                              2009       $11.582      $11.715        24,121
                              2010       $11.715      $12.101        13,357
                              2011       $12.101      $12.547         5,426

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.996         5,397
                              2007       $10.996      $12.065         6,815
                              2008       $12.065      $ 8.469        15,737
                              2009       $ 8.469      $10.246        10,465
                              2010       $10.246      $11.255        12,503
                              2011       $11.255      $10.716         9,424
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.320             0
                              2003       $10.320      $12.671        43,101
                              2004       $12.671      $14.002        74,703
                              2005       $14.002      $15.188       100,052
                              2006       $15.188      $17.641       104,046
                              2007       $17.641      $17.908       104,027
                              2008       $17.908      $11.050        87,342
                              2009       $11.050      $13.665        82,106
                              2010       $13.665      $14.907        78,481
                              2011       $14.907      $14.474        67,737
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.228           460
                              2003       $11.228      $16.854         2,074
                              2004       $16.854      $20.622         6,743
                              2005       $20.622      $25.783        11,118
                              2006       $25.783      $32.403        10,943
                              2007       $32.403      $40.938         8,995
                              2008       $40.938      $18.994        11,553
                              2009       $18.994      $32.163        10,868
                              2010       $32.163      $37.106        11,712
                              2011       $37.106      $30.633         8,145
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.471             0
                              2003       $10.471      $13.582        14,384
                              2004       $13.582      $15.795        22,487
                              2005       $15.795      $17.073        32,718
                              2006       $17.073      $20.343        43,745
                              2007       $20.343      $23.042        39,322
                              2008       $23.042      $13.478        39,549
                              2009       $13.478      $18.121        35,380
                              2010       $18.121      $19.274        37,229
                              2011       $19.274      $16.899        30,504
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.716           303
                              2003       $10.716      $12.873         8,849
                              2004       $12.873      $14.491         9,789
                              2005       $14.491      $13.780         8,793
                              2006       $13.780      $15.247         9,410
                              2007       $15.247      $16.603         9,572
                              2008       $16.603      $17.300         6,170
                              2009       $17.300      $20.145         5,017
                              2010       $20.145      $22.620         4,988
                              2011       $22.620      $22.000         4,042

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.406             0
                              2003       $ 9.406      $11.724        20,758
                              2004       $11.724      $12.282        23,817
                              2005       $12.282      $12.971        91,131
                              2006       $12.971      $13.060        88,285
                              2007       $13.060      $14.944        83,745
                              2008       $14.944      $ 7.460        41,991
                              2009       $ 7.460      $12.124        39,443
                              2010       $12.124      $14.223        20,403
                              2011       $14.223      $13.063        19,682
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.320            16
                              2005       $11.320      $11.563        50,549
                              2006       $11.563      $13.166        70,910
                              2007       $13.166      $12.615        69,274
                              2008       $12.615      $ 7.945        45,697
                              2009       $ 7.945      $10.009        35,758
                              2010       $10.009      $11.362        32,185
                              2011       $11.362      $10.912        30,569
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.944         5,451
                              2005       $10.944      $11.531        20,177
                              2006       $11.531      $12.736        28,848
                              2007       $12.736      $12.914        28,992
                              2008       $12.914      $ 9.796        26,218
                              2009       $ 9.796      $11.772        25,630
                              2010       $11.772      $12.940        25,022
                              2011       $12.940      $12.531        19,335
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.648             0
                              2003       $10.648      $13.338        86,262
                              2004       $13.338      $14.934       190,316
                              2005       $14.934      $16.077       143,870
                              2006       $16.077      $18.294       136,527
                              2007       $18.294      $18.399       115,573
                              2008       $18.399      $12.236        69,634
                              2009       $12.236      $14.900        64,132
                              2010       $14.900      $16.400        61,346
                              2011       $16.400      $15.727        53,534

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.107        11,239
                              2005       $11.107      $12.109        12,114
                              2006       $12.109      $12.465        14,318
                              2007       $12.465      $14.381        11,835
                              2008       $14.381      $ 7.501        11,102
                              2009       $ 7.501      $11.508        10,699
                              2010       $11.508      $14.370        10,174
                              2011       $14.370      $12.779         9,057
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.283        32,469
                              2005       $11.283      $12.433        26,863
                              2006       $12.433      $14.724        25,184
                              2007       $14.724      $15.578        24,403
                              2008       $15.578      $ 8.973        29,664
                              2009       $ 8.973      $12.254        29,345
                              2010       $12.254      $14.697        28,165
                              2011       $14.697      $14.553        19,138
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.277         7,262
                              2005       $11.277      $12.408        10,922
                              2006       $12.408      $14.685        11,863
                              2007       $14.685      $15.522         9,815
                              2008       $15.522      $ 8.920         6,828
                              2009       $ 8.920      $12.179         5,987
                              2010       $12.179      $14.599         5,591
                              2011       $14.599      $14.442         5,120
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.355             0
                              2005       $10.355      $10.292        26,125
                              2006       $10.292      $11.040        37,008
                              2007       $11.040      $11.501        36,002
                              2008       $11.501      $ 9.305        43,851
                              2009       $ 9.305      $12.261        42,223
                              2010       $12.261      $13.511        42,237
                              2011       $13.511      $13.837        24,574
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.904           996
                              2005       $10.904      $11.442         5,983
                              2006       $11.442      $12.870        10,362
                              2007       $12.870      $13.474         7,418
                              2008       $13.474      $ 9.429         6,091
                              2009       $ 9.429      $11.654         1,860
                              2010       $11.654      $13.609         1,706
                              2011       $13.609      $12.753           500

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.888         4,964
                              2005       $10.888      $11.029        20,196
                              2006       $11.029      $12.691        22,574
                              2007       $12.691      $12.878        22,801
                              2008       $12.878      $ 8.032         7,988
                              2009       $ 8.032      $ 9.370         8,967
                              2010       $ 9.370      $10.794         7,967
                              2011       $10.794      $ 9.946         6,466
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.136             0
                              2005       $11.136      $11.431         6,212
                              2006       $11.431      $12.101        11,813
                              2007       $12.101      $14.398        13,159
                              2008       $14.398      $ 8.723        13,155
                              2009       $ 8.723      $12.456        13,491
                              2010       $12.456      $15.023        11,335
                              2011       $15.023      $13.258         6,994
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.119        11,443
                              2005       $11.119      $11.806        27,985
                              2006       $11.806      $13.001        30,535
                              2007       $13.001      $12.828        29,272
                              2008       $12.828      $ 7.632        22,719
                              2009       $ 7.632      $ 9.480        21,347
                              2010       $ 9.480      $11.667        21,134
                              2011       $11.667      $10.987        17,496
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.692           404
                              2003       $10.692      $13.079        63,338
                              2004       $13.079      $14.089        82,954
                              2005       $14.089      $14.331        57,790
                              2006       $14.331      $15.587        50,266
                              2007       $15.587      $15.824        42,435
                              2008       $15.824      $ 8.754        42,565
                              2009       $ 8.754      $10.443        37,872
                              2010       $10.443      $11.545        30,276
                              2011       $11.545      $11.370        27,482
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.273        23,160
                              2004       $12.273      $12.837        40,804
                              2005       $12.837      $13.208        54,999
                              2006       $13.208      $13.954        63,674
                              2007       $13.954      $15.586        56,435
                              2008       $15.586      $ 8.309        46,518
                              2009       $ 8.309      $11.751        27,001
                              2010       $11.751      $12.583        24,231
                              2011       $12.583      $12.176        22,445

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.102             1
                              2005       $10.102      $10.143         6,138
                              2006       $10.143      $10.443        22,411
                              2007       $10.443      $10.663        21,985
                              2008       $10.663      $ 6.374        21,445
                              2009       $ 6.374      $ 6.819        29,234
                              2010       $ 6.819      $ 7.445        26,127
                              2011       $ 7.445      $ 7.884        23,222
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.144           450
                              2003       $10.144      $14.218        92,586
                              2004       $14.218      $16.582       106,291
                              2005       $16.582      $18.558        87,037
                              2006       $18.558      $21.369        83,879
                              2007       $21.369      $22.238        83,591
                              2008       $22.238      $13.018        71,310
                              2009       $13.018      $17.798        67,338
                              2010       $17.798      $20.204        63,173
                              2011       $20.204      $18.133        55,108
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.547           587
                              2003       $10.547      $12.123        91,119
                              2004       $12.123      $12.897       140,314
                              2005       $12.897      $12.967       211,902
                              2006       $12.967      $13.643       208,110
                              2007       $13.643      $14.663       198,924
                              2008       $14.663      $12.302       138,953
                              2009       $12.302      $14.291        97,890
                              2010       $14.291      $16.092        96,050
                              2011       $16.092      $15.891        87,526
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.657         4,391
                              2003       $10.657      $12.943        27,534
                              2004       $12.943      $13.807        70,579
                              2005       $13.807      $13.818        47,047
                              2006       $13.818      $14.809        43,563
                              2007       $14.809      $14.459        30,750
                              2008       $14.459      $ 3.039        51,115
                              2009       $ 3.039      $ 3.756        49,497
                              2010       $ 3.756      $ 4.217        43,067
                              2011       $ 4.217      $ 4.032        41,033

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.173         1,290
                              2003       $10.173      $12.619        75,748
                              2004       $12.619      $13.513       111,106
                              2005       $13.513      $14.019       124,647
                              2006       $14.019      $15.785       129,741
                              2007       $15.785      $16.128       119,159
                              2008       $16.128      $ 9.711       105,431
                              2009       $ 9.711      $12.195        91,865
                              2010       $12.195      $13.858        74,608
                              2011       $13.858      $13.554        68,904
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.349           522
                              2003       $10.349      $14.646        49,259
                              2004       $14.646      $17.126        49,689
                              2005       $17.126      $18.435        38,240
                              2006       $18.435      $20.739        38,671
                              2007       $20.739      $20.062        38,046
                              2008       $20.062      $12.202        30,202
                              2009       $12.202      $16.387        22,951
                              2010       $16.387      $19.784        21,631
                              2011       $19.784      $18.948        19,664
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.056             0
                              2003       $10.056      $12.376         1,775
                              2004       $12.376      $14.501         6,467
                              2005       $14.501      $15.933        15,382
                              2006       $15.933      $16.055        17,702
                              2007       $16.055      $16.701        14,106
                              2008       $16.701      $ 8.321        10,084
                              2009       $ 8.321      $10.798         8,858
                              2010       $10.798      $13.472         8,741
                              2011       $13.472      $13.328         8,221
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.504        31,686
                              2010       $12.504      $13.814        22,909
                              2011       $13.814      $13.814        20,683
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.510           999
                              2003       $10.510      $12.069        49,323
                              2004       $12.069      $12.812        62,387
                              2005       $12.812      $13.074        54,761
                              2006       $13.074      $14.356        47,702
                              2007       $14.356      $14.218        38,668
                              2008       $14.218      $ 8.269        25,378
                              2009       $ 8.269      $10.191        21,201
                              2010       $10.191      $11.081        15,754
                              2011       $11.081      $11.173        11,778

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.383             0
                              2003       $10.383      $12.418         8,650
                              2004       $12.418      $13.293        17,401
                              2005       $13.293      $13.952        11,842
                              2006       $13.952      $15.449        16,884
                              2007       $15.449      $15.601        14,948
                              2008       $15.601      $10.205        12,261
                              2009       $10.205      $13.538         7,362
                              2010       $13.538      $15.233         7,874
                              2011       $15.233      $14.883         7,065
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.719           513
                              2003       $ 9.719      $11.289        12,430
                              2004       $11.289      $11.865        17,089
                              2005       $11.865      $13.178        17,183
                              2006       $13.178      $13.290        14,596
                              2007       $13.290      $12.960        14,807
                              2008       $12.960      $10.544        12,312
                              2009       $10.544      $13.034         9,903
                              2010       $13.034      $13.104         9,991
                              2011       $13.104      $12.705         9,506
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.465             0
                              2003       $11.465      $14.041         8,391
                              2004       $14.041      $16.751         8,358
                              2005       $16.751      $17.844         9,837
                              2006       $17.844      $22.241         9,232
                              2007       $22.241      $26.170         6,569
                              2008       $26.170      $17.847         7,939
                              2009       $17.847      $18.798         9,047
                              2010       $18.798      $18.780         9,383
                              2011       $18.780      $17.430         4,550
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.793         3,975
                              2003       $10.793      $13.489        51,316
                              2004       $13.489      $14.704        63,684
                              2005       $14.704      $15.182        68,393
                              2006       $15.182      $17.266        65,926
                              2007       $17.266      $15.915        66,762
                              2008       $15.915      $ 9.571        44,921
                              2009       $ 9.571      $12.190        48,077
                              2010       $12.190      $13.679        39,563
                              2011       $13.679      $12.798        29,890

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.736             0
                              2003       $10.736      $13.329        29,635
                              2004       $13.736      $14.456        39,771
                              2005       $14.456      $14.622        35,570
                              2006       $14.622      $15.857        40,582
                              2007       $15.857      $15.990        38,390
                              2008       $15.990      $11.598        25,469
                              2009       $11.598      $17.090        30,947
                              2010       $17.090      $19.121        37,426
                              2011       $19.121      $19.090        28,162
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.180           296
                              2003       $10.180      $10.430        61,097
                              2004       $10.430      $10.687        76,632
                              2005       $10.687      $10.733        98,493
                              2006       $10.733      $11.006       103,612
                              2007       $11.006      $11.361        96,249
                              2008       $11.361      $ 8.480        77,446
                              2009       $ 8.480      $12.201        65,003
                              2010       $12.201      $13.152        60,469
                              2011       $13.152      $13.549        51,684
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.600           800
                              2003       $10.600      $13.366        11,831
                              2004       $13.366      $15.237        13,934
                              2005       $15.237      $16.774        19,691
                              2006       $16.774      $21.020        23,392
                              2007       $21.020      $22.346        24,519
                              2008       $22.346      $12.287        23,399
                              2009       $12.287      $15.024        14,307
                              2010       $15.024      $16.219        14,459
                              2011       $16.219      $13.218        13,976
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.403             0
                              2003       $10.403      $12.976         7,758
                              2004       $12.976      $14.340         8,048
                              2005       $14.340      $15.309        13,156
                              2006       $15.309      $17.113        17,627
                              2007       $17.113      $15.921        20,378
                              2008       $15.921      $ 9.442         7,405
                              2009       $ 9.442      $12.119         9,215
                              2010       $12.119      $13.545         7,652
                              2011       $13.545      $13.295         6,506

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.980             0
                              2003       $ 9.980      $ 9.841        53,140
                              2004       $ 9.841      $ 9.719       106,208
                              2005       $ 9.719      $ 9.777       137,648
                              2006       $ 9.777      $10.014       154,407
                              2007       $10.014      $10.294       144,007
                              2008       $10.294      $10.359       204,241
                              2009       $10.359      $10.184       180,523
                              2010       $10.184      $ 9.995       146,210
                              2011       $ 9.995      $ 9.808       144,515
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.374         3,591
                              2003       $10.374      $13.480         7,704
                              2004       $13.480      $14.588        11,893
                              2005       $14.588      $15.745        12,802
                              2006       $15.745      $16.771        12,227
                              2007       $16.771      $17.396        11,461
                              2008       $17.396      $10.454         8,735
                              2009       $10.454      $13.553         7,974
                              2010       $13.553      $15.897        10,353
                              2011       $15.897      $14.805         3,298
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.199           945
                              2003       $11.199      $14.556        11,071
                              2004       $14.556      $16.485        23,719
                              2005       $16.485      $17.127        27,261
                              2006       $17.127      $19.495        28,783
                              2007       $19.495      $18.190        29,927
                              2008       $18.190      $ 9.858        26,969
                              2009       $ 9.858      $ 9.278             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.638             0
                              2003       $10.638      $13.080         5,222
                              2004       $13.080      $13.803         3,459
                              2005       $13.803      $14.221         3,421
                              2006       $14.221      $15.532         2,877
                              2007       $15.532      $15.322         1,842
                              2008       $15.322      $ 9.238         1,471
                              2009       $ 9.238      $12.071         1,130
                              2010       $12.071      $13.782         1,109
                              2011       $13.782      $13.286         1,101
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.368             0
                              2003       $10.368      $13.545         6,744
                              2004       $13.545      $15.762        11,286
                              2005       $15.762      $17.344         9,400
                              2006       $17.344      $17.945         9,342
                              2007       $17.945      $18.275         8,059
                              2008       $18.275      $ 9.763         5,705
                              2009       $ 9.763      $13.290         6,369
                              2010       $13.290      $15.154             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.105           706
                              2003       $10.105      $12.383        45,547
                              2004       $12.383      $12.761        52,828
                              2005       $12.761      $13.233        59,629
                              2006       $13.233      $13.689        59,044
                              2007       $13.689      $14.170        55,533
                              2008       $14.170      $ 8.754        34,251
                              2009       $ 8.754      $14.076        32,528
                              2010       $14.076      $16.683        30,650
                              2011       $16.683      $13.446        25,172
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.055             0
                              2003       $11.055      $13.857         1,345
                              2004       $13.857      $14.965        14,147
                              2005       $14.965      $16.465        13,705
                              2006       $16.465      $17.900        14,043
                              2007       $17.900      $18.683        14,452
                              2008       $18.683      $15.584        11,386
                              2009       $15.584      $19.894         9,203
                              2010       $19.894      $21.419         9,143
                              2011       $21.419      $22.462         7,047
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.064         7,374
                              2005       $11.064      $12.155        16,086
                              2006       $12.155      $14.491        21,374
                              2007       $14.491      $15.607        18,532
                              2008       $15.607      $10.880        13,370
                              2009       $10.880      $13.830        12,721
                              2010       $13.830      $15.475        14,189
                              2011       $15.475      $16.557        11,235
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.741        15,641
                              2005       $10.741      $12.195        13,315
                              2006       $12.195      $12.456        11,712
                              2007       $12.456      $14.896        11,712
                              2008       $14.896      $ 7.426        11,985
                              2009       $ 7.426      $12.061        19,495
                              2010       $12.061      $14.539        13,585
                              2011       $14.539      $13.866        15,170

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.716         4,848
                              2005       $10.716      $12.142         5,544
                              2006       $12.142      $12.367         5,861
                              2007       $12.367      $14.760         5,079
                              2008       $14.760      $ 7.335         5,673
                              2009       $ 7.335      $11.884         4,237
                              2010       $11.884      $14.296         2,375
                              2011       $14.296      $13.600         2,414
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.813         5,577
                              2007       $ 9.813      $11.803         3,665
                              2008       $11.803      $ 6.158         8,553
                              2009       $ 6.158      $ 9.508         5,721
                              2010       $ 9.508      $12.339         3,871
                              2011       $12.339      $11.238         3,909
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.566         2,958
                              2004       $13.566      $15.831         6,274
                              2005       $15.831      $17.534         6,942
                              2006       $17.534      $19.240         7,162
                              2007       $19.240      $19.433         5,360
                              2008       $19.433      $11.356         5,179
                              2009       $11.356      $16.338         5,418
                              2010       $16.338      $20.287         5,279
                              2011       $20.287      $18.170         3,576
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.696             0
                              2003       $10.696      $14.493         8,229
                              2004       $14.493      $19.348        20,032
                              2005       $19.348      $22.164        21,386
                              2006       $22.164      $29.938        21,087
                              2007       $29.938      $24.296        18,547
                              2008       $24.296      $14.765        15,256
                              2009       $14.765      $18.613        12,448
                              2010       $18.613      $23.654        11,331
                              2011       $23.654      $24.522         9,168
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.865            33
                              2005       $ 9.865      $ 9.914        84,749
                              2006       $ 9.914      $10.133        40,328
                              2007       $10.133      $10.383        46,255
                              2008       $10.383      $10.369        45,645
                              2009       $10.369      $10.181             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

    ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1,
                                     2003

                          MORTALITY & EXPENSE = 1.75


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.245          0
                              2007       $10.245      $11.784          0
                              2008       $11.784      $ 6.622          0
                              2009       $ 6.622      $ 8.797          0
                              2010       $ 8.797      $10.086          0
                              2011       $10.086      $ 9.615          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.437          0
                              2007       $10.437      $11.095          0
                              2008       $11.095      $ 8.141          0
                              2009       $ 8.141      $ 9.896          0
                              2010       $ 9.896      $10.921          0
                              2011       $10.921      $10.664          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.466          0
                              2007       $10.466      $11.285          0
                              2008       $11.285      $ 7.436          0
                              2009       $ 7.436      $ 9.374          0
                              2010       $ 9.374      $10.509          0
                              2011       $10.509      $10.178          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.475          0
                              2007       $10.475      $11.409          0
                              2008       $11.409      $ 6.917          0
                              2009       $ 6.917      $ 8.897          0
                              2010       $ 8.897      $10.111          0
                              2011       $10.111      $ 9.635          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.327          0
                              2007       $10.327      $10.725          0
                              2008       $10.725      $ 9.391          0
                              2009       $ 9.391      $10.557          0
                              2010       $10.557      $11.103          0
                              2011       $11.103      $11.040          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.723          0
                              2007       $ 9.723      $11.660          0
                              2008       $11.660      $ 6.315          0
                              2009       $ 6.315      $ 8.943          0
                              2010       $ 8.943      $10.503          0
                              2011       $10.503      $10.346          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.798          0
                              2007       $10.798      $11.136          0
                              2008       $11.136      $ 6.862          0
                              2009       $ 6.862      $ 8.499          0
                              2010       $ 8.499      $ 9.561          0
                              2011       $ 9.561      $ 9.544          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.855          0
                              2007       $ 9.855      $11.145          0
                              2008       $11.145      $ 6.600          0
                              2009       $ 6.600      $ 9.045          0
                              2010       $ 9.045      $11.403          0
                              2011       $11.403      $ 9.969          0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.704      $13.371          0
                              2004       $13.371      $14.504          0
                              2005       $14.504      $14.723          0
                              2006       $14.723      $16.857          0
                              2007       $16.857      $15.916          0
                              2008       $15.916      $10.122          0
                              2009       $10.122      $12.561          0
                              2010       $12.561      $14.372          0
                              2011       $14.372      $14.433          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.214          0
                              2005       $11.214      $11.173          0
                              2006       $11.173      $12.956          0
                              2007       $12.956      $13.180          0
                              2008       $13.180      $ 9.091          0
                              2009       $ 9.091      $12.088          0
                              2010       $12.088      $13.356          0
                              2011       $13.356      $13.410          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.516          0
                              2005       $10.516      $10.422          0
                              2006       $10.422      $11.334          0
                              2007       $11.334      $11.805          0
                              2008       $11.805      $ 7.579          0
                              2009       $ 7.579      $ 9.641          0
                              2010       $ 9.641      $10.550          0
                              2011       $10.550      $10.190          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.045      $14.540          0
                              2004       $14.540      $17.644          0
                              2005       $17.644      $18.819          0
                              2006       $18.819      $21.589          0
                              2007       $21.589      $20.664          0
                              2008       $20.664      $13.573          0
                              2009       $13.573      $17.190          0
                              2010       $17.190      $21.614          0
                              2011       $21.614      $20.398          0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.827      $15.520          0
                              2004       $15.520      $16.966          0
                              2005       $16.966      $17.434          0
                              2006       $17.434      $18.583          0
                              2007       $18.583      $20.269          0
                              2008       $20.269      $11.429          0
                              2009       $11.429      $16.091          0
                              2010       $16.091      $20.137          0
                              2011       $20.137      $18.793          0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.228          0
                              2005       $10.228      $10.272          0
                              2006       $10.272      $10.477          0
                              2007       $10.477      $10.952          0
                              2008       $10.952      $11.555          0
                              2009       $11.555      $11.681          0
                              2010       $11.681      $12.060          0
                              2011       $12.060      $12.498          0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.992          0
                              2007       $10.992      $12.055          0
                              2008       $12.055      $ 8.457          0
                              2009       $ 8.457      $10.227          0
                              2010       $10.227      $11.228          0
                              2011       $11.228      $10.685          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.605      $12.667          0
                              2004       $12.667      $13.990          0
                              2005       $13.990      $15.168          0
                              2006       $15.168      $17.608          0
                              2007       $17.608      $17.866          0
                              2008       $17.866      $11.018          0
                              2009       $11.018      $13.618          0
                              2010       $13.618      $14.849          0
                              2011       $14.849      $14.410          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.681      $16.849          0
                              2004       $16.849      $20.604          0
                              2005       $20.604      $25.748          0
                              2006       $25.748      $32.343          0
                              2007       $32.343      $40.840          0
                              2008       $40.840      $18.940          0
                              2009       $18.940      $32.054          0
                              2010       $32.054      $36.961          0
                              2011       $36.961      $30.498          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.383      $13.578          0
                              2004       $13.578      $15.781          0
                              2005       $15.781      $17.050          0
                              2006       $17.050      $20.306          0
                              2007       $20.306      $22.987          0
                              2008       $22.987      $13.439          0
                              2009       $13.439      $18.060          0
                              2010       $18.060      $19.199          0
                              2011       $19.199      $16.824          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.589      $12.869          0
                              2004       $12.869      $14.479          0
                              2005       $14.479      $13.761          0
                              2006       $13.761      $15.219          0
                              2007       $15.219      $16.564          0
                              2008       $16.564      $17.251          0
                              2009       $17.251      $20.076          0
                              2010       $20.076      $22.531          0
                              2011       $22.531      $21.903          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.931      $11.720          0
                              2004       $11.720      $12.271          0
                              2005       $12.271      $12.953          0
                              2006       $12.953      $13.036          0
                              2007       $13.036      $14.909          0
                              2008       $14.909      $ 7.439          0
                              2009       $ 7.439      $12.083          0
                              2010       $12.083      $14.167          0
                              2011       $14.167      $13.005          0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.316          0
                              2005       $11.316      $11.554          0
                              2006       $11.554      $13.148          0
                              2007       $13.148      $12.591          0
                              2008       $12.591      $ 7.926          0
                              2009       $ 7.926      $ 9.981          0
                              2010       $ 9.981      $11.323          0
                              2011       $11.323      $10.870          0
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.941          0
                              2005       $10.941      $11.521          0
                              2006       $11.521      $12.719          0
                              2007       $12.719      $12.890          0
                              2008       $12.890      $ 9.773          0
                              2009       $ 9.773      $11.738          0
                              2010       $11.738      $12.896          0
                              2011       $12.896      $12.482          0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.781      $13.333          0
                              2004       $13.333      $14.922          0
                              2005       $14.922      $16.055          0
                              2006       $16.055      $18.259          0
                              2007       $18.259      $18.355          0
                              2008       $18.355      $12.201          0
                              2009       $12.201      $14.849          0
                              2010       $14.849      $16.336          0
                              2011       $16.336      $15.658          0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.103          0
                              2005       $11.103      $12.099          0
                              2006       $12.099      $12.449          0
                              2007       $12.449      $14.354          0
                              2008       $14.354      $ 7.483          0
                              2009       $ 7.483      $11.474          0
                              2010       $11.474      $14.321          0
                              2011       $14.321      $12.729          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.280          0
                              2005       $11.280      $12.423          0
                              2006       $12.423      $14.704          0
                              2007       $14.704      $15.548          0
                              2008       $15.548      $ 8.951          0
                              2009       $ 8.951      $12.219          0
                              2010       $12.219      $14.647          0
                              2011       $14.647      $14.496          0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.273          0
                              2005       $11.273      $12.398          0
                              2006       $12.398      $14.665          0
                              2007       $14.665      $15.493          0
                              2008       $15.493      $ 8.899          0
                              2009       $ 8.899      $12.144          0
                              2010       $12.144      $14.550          0
                              2011       $14.550      $14.386          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.353          0
                              2005       $10.353      $10.286          0
                              2006       $10.286      $11.028          0
                              2007       $11.028      $11.482          0
                              2008       $11.482      $ 9.285          0
                              2009       $ 9.285      $12.228          0
                              2010       $12.228      $13.468          0
                              2011       $13.468      $13.786          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.902          0
                              2005       $10.902      $11.435          0
                              2006       $11.435      $12.855          0
                              2007       $12.855      $13.452          0
                              2008       $13.452      $ 9.409          0
                              2009       $ 9.409      $11.622          0
                              2010       $11.622      $13.566          0
                              2011       $13.566      $12.706          0
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.886          0
                              2005       $10.886      $11.022          0
                              2006       $11.022      $12.676          0
                              2007       $12.676      $12.856          0
                              2008       $12.856      $ 8.015          0
                              2009       $ 8.015      $ 9.345          0
                              2010       $ 9.345      $10.759          0
                              2011       $10.759      $ 9.909          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.134          0
                              2005       $11.134      $11.424          0
                              2006       $11.424      $12.087          0
                              2007       $12.087      $14.374          0
                              2008       $14.374      $ 8.704          0
                              2009       $ 8.704      $12.423          0
                              2010       $12.423      $14.975          0
                              2011       $14.975      $13.209          0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.117          0
                              2005       $11.117      $11.799          0
                              2006       $11.799      $12.986          0
                              2007       $12.986      $12.806          0
                              2008       $12.806      $ 7.615          0
                              2009       $ 7.615      $ 9.455          0
                              2010       $ 9.455      $11.630          0
                              2011       $11.630      $10.947          0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.110      $13.075          0
                              2004       $13.075      $14.077          0
                              2005       $14.077      $14.311          0
                              2006       $14.311      $15.558          0
                              2007       $15.558      $15.787          0
                              2008       $15.787      $ 8.728          0
                              2009       $ 8.728      $10.408          0
                              2010       $10.408      $11.500          0
                              2011       $11.500      $11.320          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.268          0
                              2004       $12.268      $12.826          0
                              2005       $12.826      $13.190          0
                              2006       $13.190      $13.928          0
                              2007       $13.928      $15.549          0
                              2008       $15.549      $ 8.285          0
                              2009       $ 8.285      $11.711          0
                              2010       $11.711      $12.534          0
                              2011       $12.534      $12.123          0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.101          0
                              2005       $10.101      $10.137          0
                              2006       $10.137      $10.431          0
                              2007       $10.431      $10.646          0
                              2008       $10.646      $ 6.360          0
                              2009       $ 6.360      $ 6.801          0
                              2010       $ 6.801      $ 7.421          0
                              2011       $ 7.421      $ 7.855          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.084      $14.213          0
                              2004       $14.213      $16.568          0
                              2005       $16.568      $18.532          0
                              2006       $18.532      $21.330          0
                              2007       $21.330      $22.185          0
                              2008       $22.185      $12.980          0
                              2009       $12.980      $17.738          0
                              2010       $17.738      $20.126          0
                              2011       $20.126      $18.053          0
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.249      $12.119          0
                              2004       $12.119      $12.886          0
                              2005       $12.886      $12.950          0
                              2006       $12.950      $13.618          0
                              2007       $13.618      $14.628          0
                              2008       $14.628      $12.266          0
                              2009       $12.266      $14.242          0
                              2010       $14.242      $16.029          0
                              2011       $16.029      $15.821          0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.733      $12.938          0
                              2004       $12.938      $13.795          0
                              2005       $13.795      $13.800          0
                              2006       $13.800      $14.781          0
                              2007       $14.781      $14.425          0
                              2008       $14.425      $ 3.031          0
                              2009       $ 3.031      $ 3.743          0
                              2010       $ 3.743      $ 4.201          0
                              2011       $ 4.201      $ 4.014          0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.466      $12.615          0
                              2004       $12.615      $13.501          0
                              2005       $13.501      $14.000          0
                              2006       $14.000      $15.756          0
                              2007       $15.756      $16.090          0
                              2008       $16.090      $ 9.683          0
                              2009       $ 9.683      $12.153          0
                              2010       $12.153      $13.804          0
                              2011       $13.804      $13.494          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.716      $14.641          0
                              2004       $14.641      $17.111          0
                              2005       $17.111      $18.410          0
                              2006       $18.410      $20.700          0
                              2007       $20.700      $20.014          0
                              2008       $20.014      $12.167          0
                              2009       $12.167      $16.331          0
                              2010       $16.331      $19.707          0
                              2011       $19.707      $18.865          0
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.342      $12.372          0
                              2004       $12.372      $14.489          0
                              2005       $14.489      $15.912          0
                              2006       $15.912      $16.025          0
                              2007       $16.025      $16.661          0
                              2008       $16.661      $ 8.297          0
                              2009       $ 8.297      $10.761          0
                              2010       $10.761      $13.419          0
                              2011       $13.419      $13.269          0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.462          0
                              2010       $12.462      $13.761          0
                              2011       $13.761      $13.753          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.684      $12.064          0
                              2004       $12.064      $12.801          0
                              2005       $12.801      $13.056          0
                              2006       $13.056      $14.330          0
                              2007       $14.330      $14.184          0
                              2008       $14.184      $ 8.245          0
                              2009       $ 8.245      $10.157          0
                              2010       $10.157      $11.038          0
                              2011       $11.038      $11.124          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.754      $12.414          0
                              2004       $12.414      $13.282          0
                              2005       $13.282      $13.933          0
                              2006       $13.933      $15.420          0
                              2007       $15.420      $15.564          0
                              2008       $15.564      $10.176          0
                              2009       $10.176      $13.492          0
                              2010       $13.492      $15.173          0
                              2011       $15.173      $14.817          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.235      $11.285          0
                              2004       $11.285      $11.855          0
                              2005       $11.855      $13.160          0
                              2006       $13.160      $13.266          0
                              2007       $13.266      $12.929          0
                              2008       $12.929      $10.513          0
                              2009       $10.513      $12.990          0
                              2010       $12.990      $13.052          0
                              2011       $13.052      $12.649          0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.649      $14.036          0
                              2004       $14.036      $16.737          0
                              2005       $16.737      $17.820          0
                              2006       $17.820      $22.200          0
                              2007       $22.200      $26.108          0
                              2008       $26.108      $17.795          0
                              2009       $17.795      $18.734          0
                              2010       $18.734      $18.707          0
                              2011       $18.707      $17.353          0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.995      $13.484          0
                              2004       $13.484      $14.692          0
                              2005       $14.692      $15.161          0
                              2006       $15.161      $17.233          0
                              2007       $17.233      $15.877          0
                              2008       $15.877      $ 9.544          0
                              2009       $ 9.544      $12.149          0
                              2010       $12.149      $13.626          0
                              2011       $13.626      $12.742          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.868      $13.324          0
                              2004       $13.324      $14.443          0
                              2005       $14.443      $14.603          0
                              2006       $14.603      $15.827          0
                              2007       $15.827      $15.952          0
                              2008       $15.952      $11.565          0
                              2009       $11.565      $17.032          0
                              2010       $17.032      $19.046          0
                              2011       $19.046      $19.006          0
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.358      $10.426          0
                              2004       $10.426      $10.677          0
                              2005       $10.677      $10.718          0
                              2006       $10.718      $10.986          0
                              2007       $10.986      $11.334          0
                              2008       $11.334      $ 8.455          0
                              2009       $ 8.455      $12.159          0
                              2010       $12.159      $13.100          0
                              2011       $13.100      $13.489          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.577      $13.361          0
                              2004       $13.361      $15.224          0
                              2005       $15.224      $16.751          0
                              2006       $16.751      $20.980          0
                              2007       $20.980      $22.292          0
                              2008       $22.292      $12.252          0
                              2009       $12.252      $14.973          0
                              2010       $14.973      $16.155          0
                              2011       $16.155      $13.160          0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.694      $12.972          0
                              2004       $12.972      $14.328          0
                              2005       $14.328      $15.288          0
                              2006       $15.288      $17.081          0
                              2007       $17.081      $15.883          0
                              2008       $15.883      $ 9.415          0
                              2009       $ 9.415      $12.078          0
                              2010       $12.078      $13.492          0
                              2011       $13.492      $13.237          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.939      $ 9.838          0
                              2004       $ 9.838      $ 9.710          0
                              2005       $ 9.710      $ 9.764          0
                              2006       $ 9.764      $ 9.995          0
                              2007       $ 9.995      $10.269          0
                              2008       $10.269      $10.329          0
                              2009       $10.329      $10.149          0
                              2010       $10.149      $ 9.956          0
                              2011       $ 9.956      $ 9.765          0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.981      $13.475          0
                              2004       $13.475      $14.576          0
                              2005       $14.576      $15.724          0
                              2006       $15.724      $16.739          0
                              2007       $16.739      $17.355          0
                              2008       $17.355      $10.424          0
                              2009       $10.424      $13.507          0
                              2010       $13.507      $15.835          0
                              2011       $15.835      $14.739          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.323      $14.551          0
                              2004       $14.551      $16.471          0
                              2005       $16.471      $17.104          0
                              2006       $17.104      $19.459          0
                              2007       $19.459      $18.146          0
                              2008       $18.146      $ 9.830          0
                              2009       $ 9.830      $ 9.251          0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.843      $13.075          0
                              2004       $13.075      $13.791          0
                              2005       $13.791      $14.202          0
                              2006       $14.202      $15.503          0
                              2007       $15.503      $15.285          0
                              2008       $15.285      $ 9.211          0
                              2009       $ 9.211      $12.030          0
                              2010       $12.030      $13.729          0
                              2011       $13.729      $13.228          0
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.800      $13.541          0
                              2004       $13.541      $15.749          0
                              2005       $15.749      $17.321          0
                              2006       $17.321      $17.912          0
                              2007       $17.912      $18.231          0
                              2008       $18.231      $ 9.735          0
                              2009       $ 9.735      $13.245          0
                              2010       $13.245      $15.097          0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.580      $12.379          0
                              2004       $12.379      $12.750          0
                              2005       $12.750      $13.215          0
                              2006       $13.215      $13.664          0
                              2007       $13.664      $14.137          0
                              2008       $14.137      $ 8.729          0
                              2009       $ 8.729      $14.028          0
                              2010       $14.028      $16.618          0
                              2011       $16.618      $13.387          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.292      $13.852          0
                              2004       $13.852      $14.953          0
                              2005       $14.953      $16.443          0
                              2006       $16.443      $17.867          0
                              2007       $17.867      $18.639          0
                              2008       $18.639      $15.539          0
                              2009       $15.539      $19.826          0
                              2010       $19.826      $21.336          0
                              2011       $21.336      $22.363          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $11.058          0
                              2005       $11.058      $12.143          0
                              2006       $12.143      $14.469          0
                              2007       $14.469      $15.575          0
                              2008       $15.575      $10.852          0
                              2009       $10.852      $13.788          0
                              2010       $13.788      $15.420          0
                              2011       $15.420      $16.490          0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.738          0
                              2005       $10.738      $12.184          0
                              2006       $12.184      $12.439          0
                              2007       $12.439      $14.868          0
                              2008       $14.868      $ 7.408          0
                              2009       $ 7.408      $12.027          0
                              2010       $12.027      $14.490          0
                              2011       $14.490      $13.812          0
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.712          0
                              2005       $10.712      $12.131          0
                              2006       $12.131      $12.350          0
                              2007       $12.350      $14.732          0
                              2008       $14.732      $ 7.317          0
                              2009       $ 7.317      $11.850          0
                              2010       $11.850      $14.248          0
                              2011       $14.248      $13.547          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.809          0
                              2007       $ 9.809      $11.793          0
                              2008       $11.793      $ 6.150          0
                              2009       $ 6.150      $ 9.490          0
                              2010       $ 9.490      $12.310          0
                              2011       $12.310      $11.205          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.561          0
                              2004       $13.561      $15.818          0
                              2005       $15.818      $17.510          0
                              2006       $17.510      $19.204          0
                              2007       $19.204      $19.387          0
                              2008       $19.387      $11.323          0
                              2009       $11.323      $16.283          0
                              2010       $16.283      $20.208          0
                              2011       $20.208      $18.090          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.382      $14.488          0
                              2004       $14.488      $19.332          0
                              2005       $19.332      $22.134          0
                              2006       $22.134      $29.882          0
                              2007       $29.882      $24.238          0
                              2008       $24.238      $14.722          0
                              2009       $14.722      $18.550          0
                              2010       $18.550      $23.561          0
                              2011       $23.561      $24.413          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.860          0
                              2005       $ 9.860      $ 9.904          0
                              2006       $ 9.904      $10.117          0
                              2007       $10.117      $10.362          0
                              2008       $10.362      $10.343          0
                              2009       $10.343      $10.150          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV
   DEATH BENEFIT OPTION OR ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                           BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 1.8


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.242          0
                              2007       $10.242      $11.774          0
                              2008       $11.774      $ 6.613          0
                              2009       $ 6.613      $ 8.780          0
                              2010       $ 8.780      $10.062          0
                              2011       $10.062      $ 9.588          0
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.433          0
                              2007       $10.433      $11.085          0
                              2008       $11.085      $ 8.130          0
                              2009       $ 8.130      $ 9.877          0
                              2010       $ 9.877      $10.895          0
                              2011       $10.895      $10.633          0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.463          0
                              2007       $10.463      $11.275          0
                              2008       $11.275      $ 7.426          0
                              2009       $ 7.426      $ 9.356          0
                              2010       $ 9.356      $10.484          0
                              2011       $10.484      $10.148          0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.472          0
                              2007       $10.472      $11.399          0
                              2008       $11.399      $ 6.907          0
                              2009       $ 6.907      $ 8.881          0
                              2010       $ 8.881      $10.087          0
                              2011       $10.087      $ 9.607          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.324             0
                              2007       $10.324      $10.716             0
                              2008       $10.716      $ 9.378             0
                              2009       $ 9.378      $10.537             0
                              2010       $10.537      $11.077             0
                              2011       $11.077      $11.008             0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.720             0
                              2007       $ 9.720      $11.650             0
                              2008       $11.650      $ 6.306             0
                              2009       $ 6.306      $ 8.926             0
                              2010       $ 8.926      $10.478             0
                              2011       $10.478      $10.316             0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.794             0
                              2007       $10.794      $11.126             0
                              2008       $11.126      $ 6.853             0
                              2009       $ 6.853      $ 8.483             0
                              2010       $ 8.483      $ 9.539             0
                              2011       $ 9.539      $ 9.516             0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.852             0
                              2007       $ 9.852      $11.135             0
                              2008       $11.135      $ 6.591             0
                              2009       $ 6.591      $ 9.028             0
                              2010       $ 9.028      $11.376             0
                              2011       $11.376      $ 9.940             0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.844           629
                              2003       $10.844      $13.359         9,885
                              2004       $13.359      $14.483        10,850
                              2005       $14.483      $14.695        12,054
                              2006       $14.695      $16.817        11,076
                              2007       $16.817      $15.869         7,899
                              2008       $15.869      $10.087         8,006
                              2009       $10.087      $12.511         7,668
                              2010       $12.511      $14.308         7,484
                              2011       $14.308      $14.361         7,426

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.210            0
                              2005       $11.210      $11.164        2,002
                              2006       $11.164      $12.938        1,994
                              2007       $12.938      $13.155        1,838
                              2008       $13.155      $ 9.070        1,646
                              2009       $ 9.070      $12.054        1,519
                              2010       $12.054      $13.311            0
                              2011       $13.311      $13.358            0
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.515            0
                              2005       $10.515      $10.415        3,208
                              2006       $10.415      $11.321        3,261
                              2007       $11.321      $11.786        3,108
                              2008       $11.786      $ 7.562        2,919
                              2009       $ 7.562      $ 9.616        2,840
                              2010       $ 9.616      $10.517        1,663
                              2011       $10.517      $10.153        1,625
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.218            0
                              2003       $11.218      $14.527        4,422
                              2004       $14.527      $17.619        3,315
                              2005       $17.619      $18.784        3,630
                              2006       $18.784      $21.537        3,775
                              2007       $21.537      $20.604        1,843
                              2008       $20.604      $13.526        1,495
                              2009       $13.526      $17.122        1,421
                              2010       $17.122      $21.518        1,326
                              2011       $21.518      $20.297        1,102
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.528          258
                              2003       $11.528      $15.507        2,777
                              2004       $15.507      $16.942        2,674
                              2005       $16.942      $17.401        2,580
                              2006       $17.401      $18.538        2,236
                              2007       $18.538      $20.209        2,150
                              2008       $20.209      $11.389        1,765
                              2009       $11.389      $16.027        1,653
                              2010       $16.027      $20.048        1,609
                              2011       $20.048      $18.700        1,599
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.225            0
                              2005       $10.225      $10.263            0
                              2006       $10.263      $10.463            0
                              2007       $10.463      $10.931            0
                              2008       $10.931      $11.527            0
                              2009       $11.527      $11.647            0
                              2010       $11.647      $12.019            0
                              2011       $12.019      $12.449            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.989            0
                              2007       $10.989      $12.045            0
                              2008       $12.045      $ 8.446            0
                              2009       $ 8.446      $10.208            0
                              2010       $10.208      $11.201            0
                              2011       $11.201      $10.654            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.318            0
                              2003       $10.318      $12.656        2,202
                              2004       $12.318      $13.971        1,750
                              2005       $13.971      $15.139        2,355
                              2006       $15.139      $17.566        2,245
                              2007       $17.566      $17.813        2,222
                              2008       $17.813      $10.980        2,206
                              2009       $10.980      $13.564        2,195
                              2010       $13.564      $14.783        2,177
                              2011       $14.783      $14.338        2,102
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.226            0
                              2003       $11.226      $16.833        4,309
                              2004       $16.833      $20.576          459
                              2005       $20.576      $25.699          618
                              2006       $25.699      $32.264          829
                              2007       $32.264      $40.721          706
                              2008       $40.721      $18.874          670
                              2009       $18.874      $31.928          563
                              2010       $31.928      $36.796          546
                              2011       $36.796      $30.347          516
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.468            0
                              2003       $10.468      $13.565        4,106
                              2004       $13.565      $15.759        2,964
                              2005       $15.759      $17.017        3,620
                              2006       $17.017      $20.256        3,571
                              2007       $20.256      $22.920        2,486
                              2008       $22.920      $13.393        2,504
                              2009       $13.393      $17.989        2,440
                              2010       $17.989      $19.113        2,509
                              2011       $19.113      $16.741        2,575
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.714            0
                              2003       $10.714      $12.857            0
                              2004       $12.857      $14.458            0
                              2005       $14.458      $13.735            0
                              2006       $13.735      $15.182            0
                              2007       $15.182      $16.515            0
                              2008       $16.515      $17.191            0
                              2009       $17.191      $19.997            0
                              2010       $19.997      $22.431            0
                              2011       $22.431      $21.794            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.404            0
                              2003       $ 9.404      $11.709            0
                              2004       $11.709      $12.254            0
                              2005       $12.254      $12.928        1,064
                              2006       $12.928      $13.004        1,356
                              2007       $13.004      $14.865        1,232
                              2008       $14.865      $ 7.413        1,062
                              2009       $ 7.413      $12.035          812
                              2010       $12.035      $14.104          772
                              2011       $14.104      $12.940          828
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.312            0
                              2005       $11.312      $11.544        4,102
                              2006       $11.544      $13.130        5,220
                              2007       $13.130      $12.568        1,065
                              2008       $12.568      $ 7.907        3,592
                              2009       $ 7.907      $ 9.952        3,454
                              2010       $ 9.952      $11.285        3,384
                              2011       $11.285      $10.827        3,353
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.937        2,546
                              2005       $10.937      $11.511        6,195
                              2006       $11.511      $12.702        9,022
                              2007       $12.702      $12.866        9,022
                              2008       $12.866      $ 9.750        9,022
                              2009       $ 9.750      $11.705        9,022
                              2010       $11.705      $12.852        9,022
                              2011       $12.852      $12.433        9,022
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.646            0
                              2003       $10.646      $13.322        6,795
                              2004       $13.322      $14.901        6,539
                              2005       $14.901      $16.024        7,187
                              2006       $16.024      $18.215        7,388
                              2007       $18.215      $18.301        3,225
                              2008       $18.301      $12.159        3,109
                              2009       $12.159      $14.790        3,138
                              2010       $14.790      $16.264        3,146
                              2011       $16.264      $15.580        2,466

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.100         1,624
                              2005       $11.100      $12.088         1,530
                              2006       $12.088      $12.432         1,626
                              2007       $12.432      $14.327         1,520
                              2008       $14.327      $ 7.465         1,219
                              2009       $ 7.465      $11.441         1,061
                              2010       $11.441      $14.272           964
                              2011       $14.272      $12.679           769
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.276        10,403
                              2005       $11.276      $12.412        10,301
                              2006       $12.412      $14.684        10,068
                              2007       $14.684      $15.519         4,515
                              2008       $15.519      $ 8.930         4,145
                              2009       $ 8.930      $12.184         3,846
                              2010       $12.184      $14.597         3,696
                              2011       $14.597      $14.439         3,621
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.269             0
                              2005       $11.269      $12.387             0
                              2006       $12.387      $14.645             0
                              2007       $14.645      $15.464             0
                              2008       $15.464      $ 8.878             0
                              2009       $ 8.878      $12.109             0
                              2010       $12.109      $14.501             0
                              2011       $14.501      $14.330             0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.352             0
                              2005       $10.352      $10.279         1,338
                              2006       $10.279      $11.015         1,216
                              2007       $11.015      $11.463         1,176
                              2008       $11.463      $ 9.265           839
                              2009       $ 9.265      $12.196           808
                              2010       $12.196      $13.425           812
                              2011       $13.425      $13.735           780
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.901             0
                              2005       $10.901      $11.427         2,775
                              2006       $11.427      $12.840         2,608
                              2007       $12.840      $13.429         2,449
                              2008       $13.429      $ 9.388         2,109
                              2009       $ 9.388      $11.591         2,015
                              2010       $11.591      $13.523           806
                              2011       $13.523      $12.659           847

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.885            0
                              2005       $10.885      $11.015          106
                              2006       $11.015      $12.662          106
                              2007       $12.662      $12.835          106
                              2008       $12.835      $ 7.998            0
                              2009       $ 7.998      $ 9.320            0
                              2010       $ 9.320      $10.725            0
                              2011       $10.725      $ 9.873            0
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.133            0
                              2005       $11.133      $11.417            0
                              2006       $11.417      $12.073            0
                              2007       $12.073      $14.350            0
                              2008       $14.350      $ 8.685            0
                              2009       $ 8.685      $12.390            0
                              2010       $12.390      $14.927            0
                              2011       $14.927      $13.161            0
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.116            0
                              2005       $11.116      $11.791        1,085
                              2006       $11.791      $12.971        1,375
                              2007       $12.971      $12.785        1,414
                              2008       $12.785      $ 7.599        1,333
                              2009       $ 7.599      $ 9.430        1,358
                              2010       $ 9.430      $11.593        1,267
                              2011       $11.593      $10.907        1,009
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.689            0
                              2003       $10.689      $13.063            0
                              2004       $13.063      $14.057            0
                              2005       $14.057      $14.284            0
                              2006       $14.284      $15.521            0
                              2007       $15.521      $15.740            0
                              2008       $15.740      $ 8.698            0
                              2009       $ 8.698      $10.366            0
                              2010       $10.366      $11.448            0
                              2011       $11.448      $11.264            0
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.264        1,334
                              2004       $12.264      $12.815        1,333
                              2005       $12.815      $13.172        2,625
                              2006       $13.172      $13.902        3,620
                              2007       $13.902      $15.512        3,496
                              2008       $15.512      $ 8.261        3,848
                              2009       $ 8.261      $11.671        3,655
                              2010       $11.671      $12.485        3,709
                              2011       $12.485      $12.069        2,753

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.100            0
                              2005       $10.100      $10.130            0
                              2006       $10.130      $10.419            0
                              2007       $10.419      $10.628            0
                              2008       $10.628      $ 6.346            0
                              2009       $ 6.346      $ 6.783            0
                              2010       $ 6.783      $ 7.398            0
                              2011       $ 7.398      $ 7.826            0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.141            0
                              2003       $10.141      $14.200        3,802
                              2004       $14.200      $16.545        3,814
                              2005       $16.545      $18.497        3,695
                              2006       $18.497      $21.278        6,999
                              2007       $21.278      $22.120        6,687
                              2008       $22.120      $12.936        6,394
                              2009       $12.936      $17.668        6,011
                              2010       $17.668      $20.036        5,822
                              2011       $20.036      $17.963        5,668
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.544          730
                              2003       $10.544      $12.108        3,730
                              2004       $12.108      $12.868        9,919
                              2005       $12.868      $12.925        5,875
                              2006       $12.925      $13.585        5,158
                              2007       $13.585      $14.585        4,973
                              2008       $14.585      $12.224        4,632
                              2009       $12.224      $14.186        4,597
                              2010       $14.186      $15.958        4,482
                              2011       $15.958      $15.743        3,989
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.654          398
                              2003       $10.654      $12.927        1,197
                              2004       $12.927      $13.776        1,748
                              2005       $13.776      $13.773        2,757
                              2006       $13.773      $14.746        2,268
                              2007       $14.746      $14.383        2,333
                              2008       $14.383      $ 3.020        4,935
                              2009       $ 3.020      $ 3.728        5,321
                              2010       $ 3.728      $ 4.182        5,253
                              2011       $ 4.182      $ 3.994        5,350

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.170             0
                              2003       $10.170      $12.604        28,336
                              2004       $12.604      $13.482        22,903
                              2005       $13.482      $13.974        26,841
                              2006       $13.974      $15.718        26,296
                              2007       $15.718      $16.043        16,915
                              2008       $16.043      $ 9.650        16,810
                              2009       $ 9.650      $12.105        16,156
                              2010       $12.105      $13.742        15,099
                              2011       $13.742      $13.427        14,895
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.347           317
                              2003       $10.347      $14.628         5,901
                              2004       $14.628      $17.087         5,098
                              2005       $17.087      $18.375         6,106
                              2006       $18.375      $20.650         5,762
                              2007       $20.650      $19.955         3,036
                              2008       $19.955      $12.125         3,132
                              2009       $12.125      $16.267         2,991
                              2010       $16.267      $19.619         2,905
                              2011       $19.619      $18.771         2,688
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.054             0
                              2003       $10.054      $12.361         2,561
                              2004       $12.361      $14.469         2,666
                              2005       $14.469      $15.881         2,557
                              2006       $15.881      $15.986         2,446
                              2007       $15.986      $16.612         2,339
                              2008       $16.612      $ 8.269         2,634
                              2009       $ 8.269      $10.719         2,467
                              2010       $10.719      $13.359         2,401
                              2011       $13.359      $13.203         2,387
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.412         1,470
                              2010       $12.412      $13.699         1,420
                              2011       $13.699      $13.685         1,337
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.508             0
                              2003       $10.508      $12.054         2,923
                              2004       $12.054      $12.784         2,536
                              2005       $12.784      $13.031         3,242
                              2006       $13.031      $14.295         3,239
                              2007       $14.295      $14.143         3,147
                              2008       $14.143      $ 8.216         3,106
                              2009       $ 8.216      $10.117         2,977
                              2010       $10.117      $10.989         2,195
                              2011       $10.989      $11.069         2,181

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.381            0
                              2003       $10.381      $12.402          312
                              2004       $12.402      $13.263          311
                              2005       $13.263      $13.906        1,973
                              2006       $13.906      $15.383        1,979
                              2007       $15.383      $15.518        1,850
                              2008       $15.518      $10.141        1,366
                              2009       $10.141      $13.438        1,261
                              2010       $13.438      $15.106            0
                              2011       $15.106      $14.744            0
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.717            0
                              2003       $ 9.717      $11.275        1,631
                              2004       $11.275      $11.838        1,632
                              2005       $11.838      $13.135        1,593
                              2006       $13.135      $13.234        1,594
                              2007       $13.234      $12.891        1,581
                              2008       $12.891      $10.477        1,191
                              2009       $10.477      $12.939        1,196
                              2010       $12.939      $12.994        1,194
                              2011       $12.994      $12.586        1,190
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.462            0
                              2003       $11.462      $14.023            0
                              2004       $14.023      $16.713            0
                              2005       $16.713      $17.786          114
                              2006       $17.786      $22.146          114
                              2007       $22.146      $26.032          101
                              2008       $26.032      $17.734           98
                              2009       $17.734      $18.660           80
                              2010       $18.660      $18.624           91
                              2011       $18.624      $17.267          100
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.791            0
                              2003       $10.791      $13.472            0
                              2004       $13.472      $14.671          134
                              2005       $14.671      $15.132            0
                              2006       $15.132      $17.192            0
                              2007       $17.192      $15.830            0
                              2008       $15.830      $ 9.511            0
                              2009       $ 9.511      $12.101            0
                              2010       $12.101      $13.565            0
                              2011       $13.565      $12.679            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.734             0
                              2003       $10.734      $13.312         2,609
                              2004       $13.312      $14.423         1,366
                              2005       $14.423      $14.575         3,878
                              2006       $14.575      $15.789         4,889
                              2007       $15.789      $15.905         1,435
                              2008       $15.905      $11.525         1,202
                              2009       $11.525      $16.964         1,122
                              2010       $16.964      $18.962         1,084
                              2011       $18.962      $18.911         1,083
 PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.178             0
                              2003       $10.178      $10.417         7,547
                              2004       $10.417      $10.662         6,599
                              2005       $10.662      $10.697        10,655
                              2006       $10.697      $10.959        12,320
                              2007       $10.959      $11.301         7,303
                              2008       $11.301      $ 8.426         6,529
                              2009       $ 8.426      $12.111         6,218
                              2010       $12.111      $13.042         6,166
                              2011       $13.042      $13.423         6,741
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.597           526
                              2003       $10.597      $13.350           852
                              2004       $13.350      $15.203           850
                              2005       $15.203      $16.719           922
                              2006       $16.719      $20.930           637
                              2007       $20.930      $22.227           636
                              2008       $22.227      $12.210             0
                              2009       $12.210      $14.914             0
                              2010       $14.914      $16.083             0
                              2011       $16.083      $13.094             0
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.400             0
                              2003       $10.400      $12.960             0
                              2004       $12.960      $14.308             0
                              2005       $14.308      $15.259         1,171
                              2006       $15.259      $17.040         1,628
                              2007       $17.040      $15.836             0
                              2008       $15.836      $ 9.382             0
                              2009       $ 9.382      $12.030             0
                              2010       $12.030      $13.432             0
                              2011       $13.432      $13.171             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.978             0
                              2003       $ 9.978      $ 9.829        27,567
                              2004       $ 9.829      $ 9.697        48,718
                              2005       $ 9.697      $ 9.745        57,753
                              2006       $ 9.745      $ 9.971        51,999
                              2007       $ 9.971      $10.239         7,644
                              2008       $10.239      $10.293         6,298
                              2009       $10.293      $10.109         7,798
                              2010       $10.109      $ 9.912         8,155
                              2011       $ 9.912      $ 9.716         8,071
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.372             0
                              2003       $10.372      $13.464             0
                              2004       $13.464      $14.556             0
                              2005       $14.556      $15.694             0
                              2006       $15.694      $16.699             0
                              2007       $16.699      $17.304             0
                              2008       $17.304      $10.388             0
                              2009       $10.388      $13.453             0
                              2010       $13.453      $15.765             0
                              2011       $15.765      $14.666             0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.197             0
                              2003       $11.197      $14.538           911
                              2004       $14.538      $16.447         1,253
                              2005       $16.447      $17.071         1,537
                              2006       $17.071      $19.412         1,454
                              2007       $19.412      $18.093         1,478
                              2008       $18.093      $ 9.796         1,537
                              2009       $ 9.796      $ 9.219             0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.635             0
                              2003       $10.635      $13.064             0
                              2004       $13.064      $13.772             0
                              2005       $13.772      $14.175             0
                              2006       $14.175      $15.465             0
                              2007       $15.465      $15.241             0
                              2008       $15.241      $ 9.179             0
                              2009       $ 9.179      $11.982             0
                              2010       $11.982      $13.667             0
                              2011       $13.667      $13.162             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.365            0
                              2003       $10.365      $13.529            0
                              2004       $13.529      $15.727            0
                              2005       $15.727      $17.288            0
                              2006       $17.288      $17.868          233
                              2007       $17.868      $18.178          233
                              2008       $18.178      $ 9.701            0
                              2009       $ 9.701      $13.192            0
                              2010       $13.192      $15.032            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.102          667
                              2003       $10.102      $12.368        2,931
                              2004       $12.368      $12.732        2,977
                              2005       $12.732      $13.190        2,896
                              2006       $13.190      $13.631        1,975
                              2007       $13.631      $14.095        1,936
                              2008       $14.095      $ 8.699        1,941
                              2009       $ 8.699      $13.973        1,717
                              2010       $13.973      $16.544        1,625
                              2011       $16.544      $13.321        1,684
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.052            0
                              2003       $11.052      $13.840            0
                              2004       $13.840      $14.932            0
                              2005       $14.932      $16.411        2,428
                              2006       $16.411      $17.824        2,841
                              2007       $17.824      $18.584        2,003
                              2008       $18.584      $15.486        1,487
                              2009       $15.486      $19.748        1,457
                              2010       $19.748      $21.241        1,184
                              2011       $21.241      $22.252        1,148
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $11.052            0
                              2005       $11.052      $12.131           98
                              2006       $12.131      $14.447          738
                              2007       $14.447      $15.543        2,156
                              2008       $15.543      $10.825        2,048
                              2009       $10.825      $13.746        2,034
                              2010       $13.746      $15.365        2,023
                              2011       $15.365      $16.423        1,382
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.734        1,591
                              2005       $10.734      $12.174        1,437
                              2006       $12.174      $12.422        1,478
                              2007       $12.422      $14.840        1,298
                              2008       $14.840      $ 7.390        4,138
                              2009       $ 7.390      $11.992        3,621
                              2010       $11.992      $14.441        3,438
                              2011       $14.441      $13.758        3,468

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.709            0
                              2005       $10.709      $12.121            0
                              2006       $12.121      $12.333            0
                              2007       $12.333      $14.705            0
                              2008       $14.705      $ 7.300            0
                              2009       $ 7.300      $11.816            0
                              2010       $11.816      $14.199            0
                              2011       $14.199      $13.494            0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.806            0
                              2007       $ 9.806      $11.783            0
                              2008       $11.783      $ 6.142            0
                              2009       $ 6.142      $ 9.473            0
                              2010       $ 9.473      $12.280            0
                              2011       $12.280      $11.173            0
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.556        4,506
                              2004       $13.556      $15.804            0
                              2005       $15.804      $17.487            0
                              2006       $17.487      $19.168          427
                              2007       $19.168      $19.341          426
                              2008       $19.341      $11.291          198
                              2009       $11.291      $16.228          198
                              2010       $16.228      $20.129          197
                              2011       $20.129      $18.010            0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.694            0
                              2003       $10.694      $14.475        2,014
                              2004       $14.475      $19.305        5,675
                              2005       $19.305      $22.091        3,146
                              2006       $22.091      $29.810        3,330
                              2007       $29.810      $24.167        2,979
                              2008       $24.167      $14.671        2,366
                              2009       $14.671      $18.476        2,390
                              2010       $18.476      $23.456        2,198
                              2011       $23.456      $24.292        2,020
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.855            0
                              2005       $ 9.855      $ 9.894        1,390
                              2006       $ 9.894      $10.102        1,326
                              2007       $10.102      $10.341        1,303
                              2008       $10.341      $10.317          750
                              2009       $10.317      $10.119            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE ENHANCED BENEFICIARY
      PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003

                          MORTALITY & EXPENSE = 1.85


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.238        5,704
                              2007       $10.238      $11.764        6,131
                              2008       $11.764      $ 6.604        6,099
                              2009       $ 6.604      $ 8.764          468
                              2010       $ 8.764      $10.038          467
                              2011       $10.038      $ 9.560          467
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.429            0
                              2007       $10.429      $11.076            0
                              2008       $11.076      $ 8.119            0
                              2009       $ 8.119      $ 9.859            0
                              2010       $ 9.859      $10.869            0
                              2011       $10.869      $10.603            0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.459            0
                              2007       $10.459      $11.266            0
                              2008       $11.266      $ 7.416            0
                              2009       $ 7.416      $ 9.338            0
                              2010       $ 9.338      $10.459            0
                              2011       $10.459      $10.119            0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.468            0
                              2007       $10.468      $11.389            0
                              2008       $11.389      $ 6.898            0
                              2009       $ 6.898      $ 8.864            0
                              2010       $ 8.864      $10.063            0
                              2011       $10.063      $ 9.579            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.320             0
                              2007       $10.320      $10.707             0
                              2008       $10.707      $ 9.366             0
                              2009       $ 9.366      $10.518           552
                              2010       $10.518      $11.051           551
                              2011       $11.051      $10.976           550
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.716             0
                              2007       $ 9.716      $11.640             0
                              2008       $11.640      $ 6.297             0
                              2009       $ 6.297      $ 8.909             0
                              2010       $ 8.909      $10.453             0
                              2011       $10.453      $10.286             0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.791             0
                              2007       $10.791      $11.117             0
                              2008       $11.117      $ 6.843             0
                              2009       $ 6.843      $ 8.467             0
                              2010       $ 8.467      $ 9.516             0
                              2011       $ 9.516      $ 9.488             0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.848             0
                              2007       $ 9.848      $11.126             0
                              2008       $11.126      $ 6.582             0
                              2009       $ 6.582      $ 9.011             0
                              2010       $ 9.011      $11.349             0
                              2011       $11.349      $ 9.911             0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.698      $13.355           994
                              2004       $13.355      $14.471         3,007
                              2005       $14.471      $14.675         2,836
                              2006       $14.675      $16.785         2,597
                              2007       $16.785      $15.831         2,499
                              2008       $15.831      $10.058         2,429
                              2009       $10.058      $12.469         2,387
                              2010       $12.469      $14.252         2,346
                              2011       $14.252      $14.298         2,315
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.206           388
                              2005       $11.206      $11.154         8,817
                              2006       $11.154      $12.920        15,652
                              2007       $12.920      $13.131        16,738
                              2008       $13.131      $ 9.048         9,278
                              2009       $ 9.048      $12.019         7,439
                              2010       $12.019      $13.266           368
                              2011       $13.266      $13.306         3,084

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.513            0
                              2005       $10.513      $10.409        2,011
                              2006       $10.409      $11.308        1,820
                              2007       $11.308      $11.766        1,660
                              2008       $11.766      $ 7.546        1,724
                              2009       $ 7.546      $ 9.590        1,450
                              2010       $ 9.590      $10.483        2,459
                              2011       $10.483      $10.115        1,149
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.039      $14.522          489
                              2004       $14.522      $17.604        1,281
                              2005       $17.604      $18.758        1,352
                              2006       $18.758      $21.497        1,281
                              2007       $21.497      $20.555        1,231
                              2008       $20.555      $13.487        1,119
                              2009       $13.487      $17.064          744
                              2010       $17.064      $21.434          829
                              2011       $21.434      $20.208          810
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.821      $15.501            0
                              2004       $15.501      $16.928            0
                              2005       $16.928      $17.377            0
                              2006       $17.377      $18.503            0
                              2007       $18.503      $20.161            0
                              2008       $20.161      $11.357            0
                              2009       $11.357      $15.973            0
                              2010       $15.973      $19.969            0
                              2011       $19.969      $18.618            0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.221            0
                              2005       $10.221      $10.254            0
                              2006       $10.254      $10.449            0
                              2007       $10.449      $10.911            0
                              2008       $10.911      $11.500          494
                              2009       $11.500      $11.614          953
                              2010       $11.614      $11.978          947
                              2011       $11.978      $12.401          485
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.985            0
                              2007       $10.985      $12.034            0
                              2008       $12.034      $ 8.434            0
                              2009       $ 8.434      $10.189            0
                              2010       $10.189      $11.174            0
                              2011       $11.174      $10.623            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.599      $12.651           593
                              2004       $12.651      $13.959         1,038
                              2005       $13.959      $15.118         7,115
                              2006       $15.118      $17.533         7,038
                              2007       $17.533      $17.771         6,860
                              2008       $17.771      $10.948         1,144
                              2009       $10.948      $13.518         7,035
                              2010       $13.518      $14.725           503
                              2011       $14.725      $14.275         1,351
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.674      $16.828           535
                              2004       $16.828      $20.558         1,162
                              2005       $20.558      $25.664         1,167
                              2006       $25.664      $32.204         1,257
                              2007       $32.204      $40.624         1,139
                              2008       $40.624      $18.820           979
                              2009       $18.820      $31.819           921
                              2010       $31.819      $36.653           730
                              2011       $36.653      $30.213           717
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.377      $13.561         2,037
                              2004       $13.561      $15.746         3,071
                              2005       $15.746      $16.994         8,069
                              2006       $16.994      $20.219        10,854
                              2007       $20.219      $22.865        10,943
                              2008       $22.865      $13.354         5,695
                              2009       $13.354      $17.927         6,697
                              2010       $17.927      $19.038         2,483
                              2011       $19.038      $16.667         1,794
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.583      $12.853             0
                              2004       $12.853      $14.446             0
                              2005       $14.446      $13.716             0
                              2006       $13.716      $15.154             0
                              2007       $15.154      $16.476             0
                              2008       $16.476      $17.142             0
                              2009       $17.142      $19.929             0
                              2010       $19.929      $22.344             0
                              2011       $22.344      $21.698             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.925      $11.705          780
                              2004       $11.705      $12.243          743
                              2005       $12.243      $12.911          797
                              2006       $12.911      $12.980        1,788
                              2007       $12.980      $14.830        1,659
                              2008       $14.830      $ 7.392        2,140
                              2009       $ 7.392      $11.994        1,119
                              2010       $11.994      $14.049        1,166
                              2011       $14.049      $12.883        1,227
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.309          426
                              2005       $11.309      $11.534        1,341
                              2006       $11.534      $13.112        1,212
                              2007       $13.112      $12.544        1,206
                              2008       $12.544      $ 7.889        1,263
                              2009       $ 7.889      $ 9.923        1,139
                              2010       $ 9.923      $11.246          597
                              2011       $11.246      $10.785          539
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.933            0
                              2005       $10.933      $11.501        5,623
                              2006       $11.501      $12.684        7,410
                              2007       $12.684      $12.842        7,410
                              2008       $12.842      $ 9.726        7,833
                              2009       $ 9.726      $11.671        7,829
                              2010       $11.671      $12.808        7,410
                              2011       $12.808      $12.384        7,129
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.775      $13.317        3,796
                              2004       $13.317      $14.888        4,051
                              2005       $14.888      $16.003        4,909
                              2006       $16.003      $18.181        4,469
                              2007       $18.181      $18.258        4,316
                              2008       $18.258      $12.124        3,232
                              2009       $12.124      $14.740        3,009
                              2010       $14.740      $16.200        2,269
                              2011       $16.200      $15.511        2,020
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.096          115
                              2005       $11.096      $12.078          114
                              2006       $12.078      $12.415          113
                              2007       $12.415      $14.300          112
                              2008       $14.300      $ 7.447          111
                              2009       $ 7.447      $11.408          109
                              2010       $11.408      $14.224          108
                              2011       $14.224      $12.630          107

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.272        1,499
                              2005       $11.272      $12.402        1,365
                              2006       $12.402      $14.664        1,231
                              2007       $14.664      $15.490        1,113
                              2008       $15.490      $ 8.909        1,112
                              2009       $ 8.909      $12.149          667
                              2010       $12.149      $14.548          766
                              2011       $14.548      $14.383          709
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.265            0
                              2005       $11.265      $12.377            0
                              2006       $12.377      $14.626            0
                              2007       $14.626      $15.435            0
                              2008       $15.435      $ 8.857            0
                              2009       $ 8.857      $12.074            0
                              2010       $12.074      $14.451            0
                              2011       $14.451      $14.274            0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.351            0
                              2005       $10.351      $10.273        1,019
                              2006       $10.273      $11.003        2,035
                              2007       $11.003      $11.444        1,917
                              2008       $11.444      $ 9.244        1,597
                              2009       $ 9.244      $12.163        1,441
                              2010       $12.163      $13.382        3,024
                              2011       $13.382      $13.685        3,012
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.899            0
                              2005       $10.899      $11.420            0
                              2006       $11.420      $12.826          944
                              2007       $12.826      $13.407          908
                              2008       $13.407      $ 9.368          900
                              2009       $ 9.368      $11.560          902
                              2010       $11.560      $13.480          863
                              2011       $13.480      $12.612        3,836
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.884            0
                              2005       $10.884      $11.008            7
                              2006       $11.008      $12.647        5,262
                              2007       $12.647      $12.814        6,282
                              2008       $12.814      $ 7.980        6,234
                              2009       $ 7.980      $ 9.295            0
                              2010       $ 9.295      $10.691            0
                              2011       $10.691      $ 9.836            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.132            0
                              2005       $11.132      $11.409          394
                              2006       $11.409      $12.060          263
                              2007       $12.060      $14.326          251
                              2008       $14.326      $ 8.666           57
                              2009       $ 8.666      $12.357            0
                              2010       $12.357      $14.880            0
                              2011       $14.880      $13.112            0
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.115            0
                              2005       $11.115      $11.784          360
                              2006       $11.784      $12.956          508
                              2007       $12.956      $12.764          512
                              2008       $12.764      $ 7.582           66
                              2009       $ 7.582      $ 9.405            0
                              2010       $ 9.405      $11.556            0
                              2011       $11.556      $10.866            0
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.104      $13.059        1,030
                              2004       $13.059      $14.045          964
                              2005       $14.045      $14.265          976
                              2006       $14.265      $15.492          641
                              2007       $15.492      $15.703          994
                              2008       $15.703      $ 8.673          953
                              2009       $ 8.673      $10.331          621
                              2010       $10.331      $11.404          267
                              2011       $11.404      $11.214          264
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.260            0
                              2004       $12.260      $12.805            0
                              2005       $12.805      $13.154          939
                              2006       $13.154      $13.876          891
                              2007       $13.876      $15.475          821
                              2008       $15.475      $ 8.237        1,153
                              2009       $ 8.237      $11.632          961
                              2010       $11.632      $12.437          749
                              2011       $12.437      $12.016          690
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.099            0
                              2005       $10.099      $10.124            0
                              2006       $10.124      $10.407            0
                              2007       $10.407      $10.611            0
                              2008       $10.611      $ 6.333            0
                              2009       $ 6.333      $ 6.765            0
                              2010       $ 6.765      $ 7.374        9,688
                              2011       $ 7.374      $ 7.797            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.079      $14.195        1,156
                              2004       $14.195      $16.531        1,624
                              2005       $16.531      $18.472        1,543
                              2006       $18.472      $21.238        1,478
                              2007       $21.238      $22.068        1,356
                              2008       $22.068      $12.898        1,331
                              2009       $12.898      $17.608        1,279
                              2010       $17.608      $19.958        1,228
                              2011       $19.958      $17.884        1,195
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.243      $12.104        2,840
                              2004       $12.104      $12.857        3,448
                              2005       $12.857      $12.907        6,724
                              2006       $12.907      $13.559        7,054
                              2007       $13.559      $14.550        6,521
                              2008       $14.550      $12.189        5,572
                              2009       $12.189      $14.138        6,324
                              2010       $14.138      $15.896        5,677
                              2011       $15.896      $15.673        6,493
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.727      $12.922           89
                              2004       $12.922      $13.764          410
                              2005       $13.764      $13.755          841
                              2006       $13.755      $14.718        1,663
                              2007       $14.718      $14.349        1,653
                              2008       $14.349      $ 3.011        3,547
                              2009       $ 3.011      $ 3.716        3,580
                              2010       $ 3.716      $ 4.165        3,533
                              2011       $ 4.165      $ 3.976        3,590
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.460      $12.599          790
                              2004       $12.599      $13.471        2,784
                              2005       $13.471      $13.955        5,052
                              2006       $13.955      $15.688        4,753
                              2007       $15.688      $16.005        4,380
                              2008       $16.005      $ 9.622        4,506
                              2009       $ 9.622      $12.064        4,100
                              2010       $12.064      $13.689        4,674
                              2011       $13.689      $13.368        3,556

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.710      $14.623          895
                              2004       $14.623      $17.072        1,228
                              2005       $17.072      $18.350        1,381
                              2006       $18.350      $20.612        1,855
                              2007       $20.612      $19.908        1,880
                              2008       $19.908      $12.090        1,680
                              2009       $12.090      $16.211        1,560
                              2010       $16.211      $19.542        1,462
                              2011       $19.542      $18.688        1,434
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.337      $12.356          358
                              2004       $12.356      $14.456          340
                              2005       $14.456      $15.860          338
                              2006       $15.860      $15.957          330
                              2007       $15.957      $16.573          339
                              2008       $16.573      $ 8.245          337
                              2009       $ 8.245      $10.682          334
                              2010       $10.682      $13.307            0
                              2011       $13.307      $13.145            0
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.370        1,810
                              2010       $12.370      $13.646        2,768
                              2011       $13.646      $13.625        4,375
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.678      $12.050        2,077
                              2004       $12.050      $12.773        3,212
                              2005       $12.773      $13.013        2,519
                              2006       $13.013      $14.268        1,951
                              2007       $14.268      $14.109        2,557
                              2008       $14.109      $ 8.193        1,929
                              2009       $ 8.193      $10.082        1,913
                              2010       $10.082      $10.946        1,132
                              2011       $10.946      $11.020        1,123
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.748      $12.398            0
                              2004       $12.398      $13.252            0
                              2005       $13.252      $13.887            0
                              2006       $13.887      $15.354            0
                              2007       $15.354      $15.481            0
                              2008       $15.481      $10.112            0
                              2009       $10.112      $13.393          305
                              2010       $13.393      $15.047          304
                              2011       $15.047      $14.679          304

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.230      $11.271          884
                              2004       $11.271      $11.828          975
                              2005       $11.828      $13.117          947
                              2006       $13.117      $13.209          993
                              2007       $13.209      $12.860          971
                              2008       $12.860      $10.447          818
                              2009       $10.447      $12.895          438
                              2010       $12.895      $12.944          328
                              2011       $12.944      $12.531          315
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.642      $14.019            0
                              2004       $14.019      $16.699          259
                              2005       $16.699      $17.762          307
                              2006       $17.762      $22.105          307
                              2007       $22.105      $25.970          307
                              2008       $25.970      $17.683          307
                              2009       $17.683      $18.596          307
                              2010       $18.596      $18.551          307
                              2011       $18.551      $17.191          307
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.989      $13.468        3,333
                              2004       $13.468      $14.659        4,943
                              2005       $14.659      $15.111        4,869
                              2006       $15.111      $17.160        4,661
                              2007       $17.160      $15.793        4,456
                              2008       $15.793      $ 9.483        4,552
                              2009       $ 9.483      $12.060        3,585
                              2010       $12.060      $13.512        3,357
                              2011       $13.512      $12.623        3,151
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.861      $13.308        1,464
                              2004       $13.308      $14.411        1,971
                              2005       $14.411      $14.555        1,666
                              2006       $14.555      $15.759        1,944
                              2007       $15.759      $15.867        1,357
                              2008       $15.867      $11.492        1,132
                              2009       $11.492      $16.907        1,020
                              2010       $16.907      $18.888        1,281
                              2011       $18.888      $18.828          803
 PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.352      $10.414        2,694
                              2004       $10.414      $10.653        3,964
                              2005       $10.653      $10.683        6,575
                              2006       $10.683      $10.939        7,026
                              2007       $10.939      $11.274        6,830
                              2008       $11.274      $ 8.402        7,318
                              2009       $ 8.402      $12.070        7,619
                              2010       $12.070      $12.991        9,696
                              2011       $12.991      $13.363        9,413

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.571      $13.345             0
                              2004       $13.345      $15.190             0
                              2005       $15.190      $16.696           631
                              2006       $16.696      $20.891           631
                              2007       $20.891      $22.174           718
                              2008       $22.174      $12.174           532
                              2009       $12.174      $14.864           483
                              2010       $14.864      $16.021           450
                              2011       $16.021      $13.036           431
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.688      $12.956           359
                              2004       $12.956      $14.296             0
                              2005       $14.296      $15.238           502
                              2006       $15.238      $17.008           172
                              2007       $17.008      $15.799           497
                              2008       $15.799      $ 9.355           359
                              2009       $ 9.355      $11.989             0
                              2010       $11.989      $13.380             0
                              2011       $13.380      $13.113             0
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.933      $ 9.826             7
                              2004       $ 9.826      $ 9.689           345
                              2005       $ 9.689      $ 9.732         3,618
                              2006       $ 9.732      $ 9.953         5,973
                              2007       $ 9.953      $10.215         5,466
                              2008       $10.215      $10.264        23,717
                              2009       $10.264      $10.075        20,459
                              2010       $10.075      $ 9.873        23,235
                              2011       $ 9.873      $ 9.673        20,149
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.975      $13.459           406
                              2004       $13.459      $14.543           731
                              2005       $14.543      $15.673           742
                              2006       $15.673      $16.668           738
                              2007       $16.668      $17.263           688
                              2008       $17.263      $10.358           662
                              2009       $10.358      $13.408           629
                              2010       $13.408      $15.703           290
                              2011       $15.703      $14.601           279

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.317      $14.533        1,782
                              2004       $14.533      $16.433        2,094
                              2005       $16.433      $17.048        2,672
                              2006       $17.048      $19.375        2,201
                              2007       $19.375      $18.050        2,460
                              2008       $18.050      $ 9.767        2,689
                              2009       $ 9.767      $ 9.191            0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.837      $13.059            0
                              2004       $13.059      $13.760            0
                              2005       $13.760      $14.156            0
                              2006       $14.156      $15.436            0
                              2007       $15.436      $15.204            0
                              2008       $15.204      $ 9.153            0
                              2009       $ 9.153      $11.942            0
                              2010       $11.942      $13.614            0
                              2011       $13.614      $13.104            0
 PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.794      $13.524          336
                              2004       $13.524      $15.713          395
                              2005       $15.713      $17.264          380
                              2006       $17.264      $17.835          389
                              2007       $17.835      $18.134          409
                              2008       $18.134      $ 9.673          475
                              2009       $ 9.673      $13.148           95
                              2010       $13.148      $14.975            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.574      $12.364        1,127
                              2004       $12.364      $12.721        1,192
                              2005       $12.721      $13.172        1,795
                              2006       $13.172      $13.605        1,644
                              2007       $13.605      $14.062        1,609
                              2008       $14.062      $ 8.673        1,078
                              2009       $ 8.673      $13.926          822
                              2010       $13.926      $16.479          747
                              2011       $16.479      $13.262          780
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.285      $13.835            2
                              2004       $13.835      $14.919            4
                              2005       $14.919      $16.389            6
                              2006       $16.389      $17.790          688
                              2007       $17.790      $18.540          666
                              2008       $18.540      $15.441          549
                              2009       $15.441      $19.681          550
                              2010       $19.681      $21.158          567
                              2011       $21.158      $22.154          533

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000           0
                              2004       $10.000      $11.047           0
                              2005       $11.047      $12.118           0
                              2006       $12.118      $14.425         379
                              2007       $14.425      $15.511           0
                              2008       $15.511      $10.797           0
                              2009       $10.797      $13.704           0
                              2010       $13.704      $15.310           0
                              2011       $15.310      $16.356           0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.730         115
                              2005       $10.730      $12.164         114
                              2006       $12.164      $12.405         361
                              2007       $12.405      $14.813         112
                              2008       $14.813      $ 7.373         110
                              2009       $ 7.373      $11.957         109
                              2010       $11.957      $14.391         107
                              2011       $14.391      $13.704         106
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.705           0
                              2005       $10.705      $12.111         260
                              2006       $12.111      $12.316         280
                              2007       $12.316      $14.677         334
                              2008       $14.677      $ 7.282         372
                              2009       $ 7.282      $11.781         326
                              2010       $11.781      $14.151         308
                              2011       $14.151      $13.441         307
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.803           0
                              2007       $ 9.803      $11.773           0
                              2008       $11.773      $ 6.133           0
                              2009       $ 6.133      $ 9.455           0
                              2010       $ 9.455      $12.251           0
                              2011       $12.251      $11.140           0
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.552           0
                              2004       $13.552      $15.791           0
                              2005       $15.791      $17.463           0
                              2006       $17.463      $19.132           0
                              2007       $19.132      $19.295           0
                              2008       $19.295      $11.258           0
                              2009       $11.258      $16.173           0
                              2010       $16.173      $20.051           0
                              2011       $20.051      $17.930           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.376      $14.470          205
                              2004       $14.470      $19.288          510
                              2005       $19.288      $22.061          776
                              2006       $22.061      $29.754        1,135
                              2007       $29.754      $24.110        1,024
                              2008       $24.110      $14.629        1,115
                              2009       $14.629      $18.414        1,073
                              2010       $18.414      $23.365          998
                              2011       $23.365      $24.185          971
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.850          121
                              2005       $ 9.850      $ 9.884          124
                              2006       $ 9.884      $10.086        1,332
                              2007       $10.086      $10.320        1,264
                              2008       $10.320      $10.290          862
                              2009       $10.290      $10.089            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION
         (ANNUAL INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.9


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.235        4,686
                              2007       $10.235      $11.754        5,415
                              2008       $11.754      $ 6.595        4,372
                              2009       $ 6.595      $ 8.747        9,581
                              2010       $ 8.747      $10.014        9,287
                              2011       $10.014      $ 9.532        8,468
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.426            0
                              2007       $10.426      $11.066            0
                              2008       $11.066      $ 8.108            0
                              2009       $ 8.108      $ 9.840            0
                              2010       $ 9.840      $10.843            0
                              2011       $10.843      $10.572            0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.455            0
                              2007       $10.455      $11.256            0
                              2008       $11.256      $ 7.406            0
                              2009       $ 7.406      $ 9.321        6,682
                              2010       $ 9.321      $10.434        6,058
                              2011       $10.434      $10.089        4,267
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.464            0
                              2007       $10.464      $11.380            0
                              2008       $11.380      $ 6.888            0
                              2009       $ 6.888      $ 8.847          457
                              2010       $ 8.847      $10.039            0
                              2011       $10.039      $ 9.552            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.317             0
                              2007       $10.317      $10.698             0
                              2008       $10.698      $ 9.353             0
                              2009       $ 9.353      $10.498         4,849
                              2010       $10.498      $11.024         4,844
                              2011       $11.024      $10.944         4,839
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.713             0
                              2007       $ 9.713      $11.630             0
                              2008       $11.630      $ 6.289         3,219
                              2009       $ 6.289      $ 8.893         3,209
                              2010       $ 8.893      $10.428        12,080
                              2011       $10.428      $10.257         3,195
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.787             0
                              2007       $10.787      $11.107         1,445
                              2008       $11.107      $ 6.834         2,045
                              2009       $ 6.834      $ 8.451         2,040
                              2010       $ 8.451      $ 9.493         2,973
                              2011       $ 9.493      $ 9.461         2,966
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.845             0
                              2007       $ 9.845      $11.116           389
                              2008       $11.116      $ 6.573         4,399
                              2009       $ 6.573      $ 8.994         4,513
                              2010       $ 8.994      $11.322         4,214
                              2011       $11.322      $ 9.883         3,043
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.704      $13.358        58,433
                              2004       $13.358      $14.467        95,303
                              2005       $14.467      $14.663        91,040
                              2006       $14.663      $16.763        78,333
                              2007       $16.763      $15.802        69,205
                              2008       $15.802      $10.034        54,347
                              2009       $10.034      $12.433        52,595
                              2010       $12.433      $14.204        47,689
                              2011       $14.204      $14.243        42,365
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.202        50,858
                              2005       $11.202      $11.145        55,058
                              2006       $11.145      $12.903        64,778
                              2007       $12.903      $13.106        63,851
                              2008       $13.106      $ 9.027        36,829
                              2009       $ 9.027      $11.984        36,909
                              2010       $11.984      $13.221        34,743
                              2011       $13.221      $13.254        29,042

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.512             0
                              2005       $10.512      $10.402         3,731
                              2006       $10.402      $11.295        46,934
                              2007       $11.295      $11.747       103,836
                              2008       $11.747      $ 7.530        98,885
                              2009       $ 7.530      $ 9.564        99,135
                              2010       $ 9.564      $10.450       100,756
                              2011       $10.450      $10.078        98,853
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.045      $14.525        40,224
                              2004       $14.525      $17.599        62,228
                              2005       $17.599      $18.743        56,914
                              2006       $18.743      $21.469        53,356
                              2007       $21.469      $20.517        47,148
                              2008       $20.517      $13.455        36,214
                              2009       $13.455      $17.015        33,661
                              2010       $17.015      $21.362        33,028
                              2011       $21.362      $20.129        31,858
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.827      $15.504             0
                              2004       $15.504      $16.922             0
                              2005       $16.922      $17.363             0
                              2006       $17.363      $18.479             0
                              2007       $18.479      $20.124             0
                              2008       $20.124      $11.330             0
                              2009       $11.330      $15.927             0
                              2010       $15.927      $19.902             0
                              2011       $19.902      $18.546             0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.218        10,706
                              2005       $10.218      $10.245        14,164
                              2006       $10.245      $10.435        22,617
                              2007       $10.435      $10.891        15,575
                              2008       $10.891      $11.472        33,373
                              2009       $11.472      $11.580        68,128
                              2010       $11.580      $11.937        63,863
                              2011       $11.937      $12.352        56,418

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.981         1,321
                              2007       $10.981      $12.024         2,500
                              2008       $12.024      $ 8.423         3,496
                              2009       $ 8.423      $10.169         3,273
                              2010       $10.169      $11.148         3,356
                              2011       $11.148      $10.592         1,857
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.605      $12.654        44,103
                              2004       $12.654      $13.955        75,456
                              2005       $13.955      $15.106        90,215
                              2006       $15.106      $17.510        84,003
                              2007       $17.510      $17.738        70,887
                              2008       $17.738      $10.922        55,530
                              2009       $10.922      $13.480        49,948
                              2010       $13.480      $14.676        48,404
                              2011       $14.676      $14.220        39,119
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.681      $16.831         4,416
                              2004       $16.831      $20.552         5,810
                              2005       $20.552      $25.643        11,213
                              2006       $25.643      $32.162        12,368
                              2007       $32.162      $40.550         8,488
                              2008       $40.550      $18.776         9,752
                              2009       $18.776      $31.729         9,125
                              2010       $31.729      $36.530        10,747
                              2011       $36.530      $30.096         9,066
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.383      $13.564        26,653
                              2004       $13.564      $15.741        32,421
                              2005       $15.741      $16.980        34,383
                              2006       $16.980      $20.192        56,511
                              2007       $20.192      $22.823        81,818
                              2008       $22.823      $13.323        80,599
                              2009       $13.323      $17.876        77,610
                              2010       $17.876      $18.974        80,924
                              2011       $18.974      $16.603        84,806
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.589      $12.855             0
                              2004       $12.855      $14.442             0
                              2005       $14.442      $13.705             0
                              2006       $13.705      $15.134             0
                              2007       $15.134      $16.446             0
                              2008       $16.446      $17.101             0
                              2009       $17.101      $19.872             0
                              2010       $19.872      $22.268             0
                              2011       $22.268      $21.614             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.993      $11.708        14,034
                              2004       $11.708      $12.240        18,573
                              2005       $12.240      $12.900        12,212
                              2006       $12.900      $12.963        12,462
                              2007       $12.963      $14.803        11,344
                              2008       $14.803      $ 7.375        10,268
                              2009       $ 7.375      $11.960         8,390
                              2010       $11.960      $14.002         8,031
                              2011       $14.002      $12.834         6,443
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.305         5,066
                              2005       $11.305      $11.524        10,285
                              2006       $11.524      $13.094        20,843
                              2007       $13.094      $12.521        20,517
                              2008       $12.521      $ 7.870        17,518
                              2009       $ 7.870      $ 9.894        18,039
                              2010       $ 9.894      $11.208        13,136
                              2011       $11.208      $10.743        13,860
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.929           231
                              2005       $10.929      $11.492         1,932
                              2006       $11.492      $12.667         1,908
                              2007       $12.667      $12.818         1,727
                              2008       $12.818      $ 9.703         6,314
                              2009       $ 9.703      $11.637         2,701
                              2010       $11.637      $12.765         2,763
                              2011       $12.765      $12.336         2,000
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.781      $13.320        39,017
                              2004       $13.320      $14.883        50,428
                              2005       $14.883      $15.990        56,210
                              2006       $15.990      $18.157        57,945
                              2007       $18.157      $18.224        49,111
                              2008       $18.224      $12.096        34,405
                              2009       $12.096      $14.698        37,287
                              2010       $14.698      $16.146        33,063
                              2011       $16.146      $15.451        30,010
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.092         8,818
                              2005       $11.092      $12.068        10,898
                              2006       $12.068      $12.398        10,783
                              2007       $12.398      $14.274         8,124
                              2008       $14.274      $ 7.430         4,303
                              2009       $ 7.430      $11.375         3,233
                              2010       $11.375      $14.175         3,188
                              2011       $14.175      $12.581         3,050

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.268        49,723
                              2005       $11.268      $12.391        34,935
                              2006       $12.391      $14.644        32,926
                              2007       $14.644      $15.461        30,623
                              2008       $15.461      $ 8.887        26,791
                              2009       $ 8.887      $12.113        25,815
                              2010       $12.113      $14.498        26,224
                              2011       $14.498      $14.327        24,517
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.261         2,729
                              2005       $11.261      $12.366         4,917
                              2006       $12.366      $14.606         8,315
                              2007       $14.606      $15.406        19,503
                              2008       $15.406      $ 8.836        21,350
                              2009       $ 8.836      $12.039        21,726
                              2010       $12.039      $14.402        18,927
                              2011       $14.402      $14.218        16,630
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.349         1,186
                              2005       $10.349      $10.266         4,126
                              2006       $10.266      $10.990        18,667
                              2007       $10.990      $11.425        18,237
                              2008       $11.425      $ 9.224        19,929
                              2009       $ 9.224      $12.131        20,550
                              2010       $12.131      $13.340        17,766
                              2011       $13.340      $13.634        14,366
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.898           552
                              2005       $10.898      $11.413         3,147
                              2006       $11.413      $12.811         5,493
                              2007       $12.811      $13.385         5,511
                              2008       $13.385      $ 9.348         5,660
                              2009       $ 9.348      $11.529         5,533
                              2010       $11.529      $13.437         5,000
                              2011       $13.437      $12.566         4,195
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.882        24,663
                              2005       $10.882      $11.001        35,649
                              2006       $11.001      $12.633        49,229
                              2007       $12.633      $12.793        29,382
                              2008       $12.793      $ 7.963        26,389
                              2009       $ 7.963      $ 9.270        25,320
                              2010       $ 9.270      $10.657        23,690
                              2011       $10.657      $ 9.800        22,074

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.130             0
                              2005       $11.130      $11.402        14,928
                              2006       $11.402      $12.046        20,956
                              2007       $12.046      $14.302        39,400
                              2008       $14.302      $ 8.648        39,421
                              2009       $ 8.648      $12.324        34,610
                              2010       $12.324      $14.832        32,504
                              2011       $14.832      $13.064        30,355
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.113         3,558
                              2005       $11.113      $11.776        11,896
                              2006       $11.776      $12.941        32,704
                              2007       $12.941      $12.743        32,417
                              2008       $12.743      $ 7.566        30,563
                              2009       $ 7.566      $ 9.379        29,334
                              2010       $ 9.379      $11.519        30,685
                              2011       $11.519      $10.826        29,414
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.110      $13.061        46,338
                              2004       $13.061      $14.041        85,880
                              2005       $14.041      $14.253        60,876
                              2006       $14.253      $15.471        53,378
                              2007       $15.471      $15.674        50,172
                              2008       $15.674      $ 8.653        40,856
                              2009       $ 8.653      $10.302        33,290
                              2010       $10.302      $11.365        30,757
                              2011       $11.365      $11.171        23,784
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.256        41,651
                              2004       $12.256      $12.794        90,120
                              2005       $12.794      $13.136        86,636
                              2006       $13.136      $13.850        67,093
                              2007       $13.850      $15.439        69,125
                              2008       $15.439      $ 8.213        46,053
                              2009       $ 8.213      $11.592        39,579
                              2010       $11.592      $12.388        38,371
                              2011       $12.388      $11.963        32,004
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.256        41,651
                              2004       $10.000      $10.097           518
                              2005       $10.097      $10.118         4,119
                              2006       $10.118      $10.395        33,386
                              2007       $10.395      $10.593       110,474
                              2008       $10.593      $ 6.319       111,023
                              2009       $ 6.319      $ 6.747       128,535
                              2010       $ 6.747      $ 7.351       129,822
                              2011       $ 7.351      $ 7.768       114,865

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.084      $14.198         5,649
                              2004       $14.198      $16.526        22,787
                              2005       $16.526      $18.457        31,781
                              2006       $18.457      $21.210        34,943
                              2007       $21.210      $22.027        40,275
                              2008       $22.027      $12.868        17,087
                              2009       $12.868      $17.558        15,043
                              2010       $17.558      $19.891        12,607
                              2011       $19.891      $17.815        10,387
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.249      $12.106        57,153
                              2004       $12.106      $12.853        73,571
                              2005       $12.853      $12.897        74,235
                              2006       $12.897      $13.542        82,853
                              2007       $13.542      $14.523        71,277
                              2008       $14.523      $12.160        83,042
                              2009       $12.160      $14.098        86,693
                              2010       $14.098      $15.842        82,412
                              2011       $15.842      $15.613        75,527
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.734      $12.925        24,012
                              2004       $12.925      $13.760        41,797
                              2005       $13.760      $13.743        44,125
                              2006       $13.743      $14.699        31,099
                              2007       $14.699      $14.322        27,634
                              2008       $14.322      $ 3.004        39,509
                              2009       $ 3.004      $ 3.705        36,778
                              2010       $ 3.705      $ 4.151        33,703
                              2011       $ 4.151      $ 3.961        27,249
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.465      $12.602        54,811
                              2004       $12.602      $13.467        71,466
                              2005       $13.467      $13.943        77,539
                              2006       $13.943      $15.668       110,976
                              2007       $15.668      $15.975       105,045
                              2008       $15.975      $ 9.599       127,228
                              2009       $ 9.599      $12.030       124,272
                              2010       $12.030      $13.643        90,691
                              2011       $13.643      $13.316        81,176

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.716      $14.626        18,765
                              2004       $14.626      $17.067        30,343
                              2005       $17.067      $18.335        41,169
                              2006       $18.335      $20.585        41,264
                              2007       $20.585      $19.872        31,166
                              2008       $19.872      $12.062        23,953
                              2009       $12.062      $16.165        22,454
                              2010       $16.165      $19.477        20,769
                              2011       $19.477      $18.616        17,835
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.342      $12.359        11,015
                              2004       $12.359      $14.452        12,491
                              2005       $14.452      $15.847        23,996
                              2006       $15.847      $15.936        23,537
                              2007       $15.936      $16.543        11,200
                              2008       $16.543      $ 8.226         7,677
                              2009       $ 8.226      $10.652         6,455
                              2010       $10.652      $13.262         6,482
                              2011       $13.262      $13.094         6,447
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.335        67,809
                              2010       $12.335      $13.600        62,963
                              2011       $13.600      $13.572        57,710
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.684      $12.052        45,633
                              2004       $12.052      $12.769        62,240
                              2005       $12.769      $13.003        82,236
                              2006       $13.003      $14.250        72,235
                              2007       $14.250      $14.083        75,981
                              2008       $14.083      $ 8.173        46,240
                              2009       $ 8.173      $10.053        44,207
                              2010       $10.053      $10.909        42,719
                              2011       $10.909      $10.977        42,244
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.754      $12.401         6,622
                              2004       $12.401      $13.248        10,899
                              2005       $13.248      $13.876        10,676
                              2006       $13.876      $15.334        17,466
                              2007       $15.334      $15.453        13,362
                              2008       $15.453      $10.088        15,816
                              2009       $10.088      $13.355        18,285
                              2010       $13.355      $14.996        15,688
                              2011       $14.996      $14.622        15,498

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.235      $11.274        18,411
                              2004       $11.274      $11.825        27,412
                              2005       $11.825      $13.106        23,929
                              2006       $13.106      $13.191        23,711
                              2007       $13.191      $12.837        22,060
                              2008       $12.837      $10.422        16,755
                              2009       $10.422      $12.858        15,396
                              2010       $12.858      $12.900        13,580
                              2011       $12.900      $12.482        11,781
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.649      $14.021        18,435
                              2004       $14.021      $16.694        43,573
                              2005       $16.694      $17.748        41,896
                              2006       $17.748      $22.076        38,563
                              2007       $22.076      $25.922        33,366
                              2008       $25.922      $17.641        27,535
                              2009       $17.641      $18.543        28,414
                              2010       $18.543      $18.489        27,796
                              2011       $18.489      $17.124        27,084
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.995      $13.470        74,696
                              2004       $13.470      $14.654       117,185
                              2005       $14.654      $15.099       122,430
                              2006       $15.099      $17.137        95,902
                              2007       $17.137      $15.764       117,302
                              2008       $15.764      $ 9.461        97,105
                              2009       $ 9.461      $12.025        93,431
                              2010       $12.025      $13.467        98,473
                              2011       $13.467      $12.574        87,487
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.868      $13.311        24,841
                              2004       $13.311      $14.407        36,370
                              2005       $14.407      $14.543        38,032
                              2006       $14.543      $15.739        40,992
                              2007       $15.739      $15.838        26,389
                              2008       $15.838      $11.465        18,777
                              2009       $11.465      $16.859        15,402
                              2010       $16.859      $18.824        14,683
                              2011       $18.824      $18.755        11,822
 PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.358      $10.416        53,004
                              2004       $10.416      $10.650        73,431
                              2005       $10.650      $10.674        68,457
                              2006       $10.674      $10.924        85,428
                              2007       $10.924      $11.253        78,551
                              2008       $11.253      $ 8.382        68,948
                              2009       $ 8.382      $12.036        61,936
                              2010       $12.036      $12.948        60,074
                              2011       $12.948      $13.312        49,339

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.577      $13.348        14,094
                              2004       $13.348      $15.185        41,178
                              2005       $15.185      $16.683        53,166
                              2006       $16.683      $20.863        62,067
                              2007       $20.863      $22.134        77,884
                              2008       $22.134      $12.146        80,236
                              2009       $12.146      $14.821        79,768
                              2010       $14.821      $15.967        53,855
                              2011       $15.967      $12.986        57,256
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.694      $12.958        10,229
                              2004       $12.958      $14.291        10,125
                              2005       $14.291      $15.226        18,511
                              2006       $15.226      $16.986        37,660
                              2007       $16.986      $15.770        12,262
                              2008       $15.770      $ 9.333        34,889
                              2009       $ 9.333      $11.955        34,948
                              2010       $11.955      $13.335        45,011
                              2011       $13.335      $13.062        45,098
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.939      $ 9.828        25,177
                              2004       $ 9.828      $ 9.686        32,020
                              2005       $ 9.686      $ 9.724        29,273
                              2006       $ 9.724      $ 9.939        71,237
                              2007       $ 9.939      $10.196       107,945
                              2008       $10.196      $10.239       174,146
                              2009       $10.239      $10.046       159,281
                              2010       $10.046      $ 9.840       147,158
                              2011       $ 9.840      $ 9.636       119,027
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.981      $13.461        14,898
                              2004       $13.461      $14.539        34,837
                              2005       $14.539      $15.660        32,645
                              2006       $15.660      $16.646        31,692
                              2007       $16.646      $17.231        25,116
                              2008       $17.231      $10.334        20,043
                              2009       $10.334      $13.369        18,769
                              2010       $13.369      $15.650        24,130
                              2011       $15.650      $14.545        21,845

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.323      $14.536        20,622
                              2004       $14.536      $16.428        60,124
                              2005       $16.428      $17.034        74,694
                              2006       $17.034      $19.350        90,486
                              2007       $19.350      $18.017        77,109
                              2008       $18.017      $ 9.745        71,637
                              2009       $ 9.745      $ 9.169             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.843      $13.062         9,417
                              2004       $13.062      $13.756        28,215
                              2005       $13.756      $14.144        27,190
                              2006       $14.144      $15.416        25,462
                              2007       $15.416      $15.177        22,359
                              2008       $15.177      $ 9.131        18,059
                              2009       $ 9.131      $11.908        16,096
                              2010       $11.908      $13.568        14,196
                              2011       $13.568      $13.053        12,913
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.800      $13.530        12,273
                              2004       $13.530      $15.709        15,110
                              2005       $15.709      $17.250        14,629
                              2006       $17.250      $17.811        14,319
                              2007       $17.811      $18.101        13,455
                              2008       $18.101      $ 9.651         8,652
                              2009       $ 9.651      $13.110         8,425
                              2010       $13.110      $14.927             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.580      $12.366        35,442
                              2004       $12.366      $12.717        54,638
                              2005       $12.717      $13.161        52,536
                              2006       $13.161      $13.587        53,338
                              2007       $13.587      $14.036        47,041
                              2008       $14.036      $ 8.653        28,268
                              2009       $ 8.653      $13.886        24,887
                              2010       $13.886      $16.424        52,584
                              2011       $16.424      $13.211        51,750
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.292      $13.838         1,883
                              2004       $13.838      $14.914         4,903
                              2005       $14.914      $16.376         7,796
                              2006       $16.376      $17.767         4,839
                              2007       $17.767      $18.506         4,924
                              2008       $18.506      $15.405         4,105
                              2009       $15.405      $19.625         3,655
                              2010       $19.625      $21.087         3,860
                              2011       $21.087      $22.068         2,780

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.041         2,287
                              2005       $11.041      $12.106        22,147
                              2006       $12.106      $14.403        20,763
                              2007       $14.403      $15.480         8,764
                              2008       $15.480      $10.770        12,361
                              2009       $10.770      $13.662        12,264
                              2010       $13.662      $15.256         9,528
                              2011       $15.256      $16.289         9,417
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.727        24,769
                              2005       $10.727      $12.153        22,591
                              2006       $12.153      $12.388        22,629
                              2007       $12.388      $14.785        18,517
                              2008       $14.785      $ 7.355        12,990
                              2009       $ 7.355      $11.923         9,565
                              2010       $11.923      $14.343         8,516
                              2011       $14.343      $13.650         7,338
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.701         3,178
                              2005       $10.701      $12.100         1,781
                              2006       $12.100      $12.300         1,763
                              2007       $12.300      $14.650         1,492
                              2008       $14.650      $ 7.265         1,903
                              2009       $ 7.265      $11.747         1,454
                              2010       $11.747      $14.103         1,267
                              2011       $14.103      $13.389         1,246
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.799        13,101
                              2007       $ 9.799      $11.763        46,353
                              2008       $11.763      $ 6.125        58,794
                              2009       $ 6.125      $ 9.437        49,821
                              2010       $ 9.437      $12.222        42,832
                              2011       $12.222      $11.108        41,968
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.547         4,830
                              2004       $13.547      $15.778         4,677
                              2005       $15.778      $17.439         7,662
                              2006       $17.439      $19.097         6,778
                              2007       $19.097      $19.249         6,689
                              2008       $19.249      $11.225         6,302
                              2009       $11.225      $16.118         6,116
                              2010       $16.118      $19.972         4,919
                              2011       $19.972      $17.851         2,967

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.382      $14.473        14,213
                              2004       $14.473      $19.283        19,305
                              2005       $19.283      $22.044        14,545
                              2006       $22.044      $29.715        16,044
                              2007       $29.715      $24.066        13,684
                              2008       $24.066      $14.595        16,426
                              2009       $14.595      $18.361        13,513
                              2010       $18.361      $23.286        14,408
                              2011       $23.286      $24.092         9,820
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.845         6,228
                              2005       $ 9.845      $ 9.874        10,881
                              2006       $ 9.874      $10.071        11,508
                              2007       $10.071      $10.299        11,265
                              2008       $10.299      $10.264        62,332
                              2009       $10.264      $10.058             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY
  PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE
   EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION,
  BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.95


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.231            0
                              2007       $10.231      $11.743            0
                              2008       $11.743      $ 6.586            0
                              2009       $ 6.586      $ 8.731          288
                              2010       $ 8.731      $ 9.990        4,812
                              2011       $ 9.990      $ 9.505        4,227
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.422            0
                              2007       $10.422      $11.057            0
                              2008       $11.057      $ 8.097            0
                              2009       $ 8.097      $ 9.822            0
                              2010       $ 9.822      $10.818            0
                              2011       $10.818      $10.541            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.452            0
                              2007       $10.452      $11.246            0
                              2008       $11.246      $ 7.396            0
                              2009       $ 7.396      $ 9.303            0
                              2010       $ 9.303      $10.409            0
                              2011       $10.409      $10.060            0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.461            0
                              2007       $10.461      $11.370            0
                              2008       $11.370      $ 6.879            0
                              2009       $ 6.879      $ 8.831            0
                              2010       $ 8.831      $10.015            0
                              2011       $10.015      $ 9.524            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.313             0
                              2007       $10.313      $10.688             0
                              2008       $10.688      $ 9.340             0
                              2009       $ 9.340      $10.478             0
                              2010       $10.478      $10.998             0
                              2011       $10.998      $10.913             0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.710             0
                              2007       $ 9.710      $11.620             0
                              2008       $11.620      $ 6.280             0
                              2009       $ 6.280      $ 8.876             0
                              2010       $ 8.876      $10.403             0
                              2011       $10.403      $10.227           833
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.783             0
                              2007       $10.783      $11.098             0
                              2008       $11.098      $ 6.825             0
                              2009       $ 6.825      $ 8.435             0
                              2010       $ 8.435      $ 9.470             0
                              2011       $ 9.470      $ 9.434             0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.841           291
                              2007       $ 9.841      $11.107           254
                              2008       $11.107      $ 6.564           250
                              2009       $ 6.564      $ 8.977             0
                              2010       $ 8.977      $11.295             0
                              2011       $11.295      $ 9.854             0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.840         1,066
                              2003       $10.840      $13.335         7,952
                              2004       $13.335      $14.434        14,410
                              2005       $14.434      $14.623        11,311
                              2006       $14.623      $16.709        12,285
                              2007       $16.709      $15.743        11,974
                              2008       $15.743      $ 9.991        11,943
                              2009       $ 9.991      $12.374         9,622
                              2010       $12.374      $14.129         9,552
                              2011       $14.129      $14.160         9,444
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.198             0
                              2005       $11.198      $11.135             0
                              2006       $11.135      $12.885           695
                              2007       $12.885      $13.082           691
                              2008       $13.082      $ 9.005             0
                              2009       $ 9.005      $11.949             0
                              2010       $11.949      $13.176             0
                              2011       $13.176      $13.202             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.811            0
                              2005       $10.511      $10.395        2,282
                              2006       $10.395      $11.282        2,828
                              2007       $11.282      $11.727        2,797
                              2008       $11.727      $ 7.513        2,292
                              2009       $ 7.513      $ 9.539        3,010
                              2010       $ 9.539      $10.417        2,792
                              2011       $10.417      $10.041        2,777
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.214            0
                              2003       $11.214      $14.500        5,108
                              2004       $14.500      $17.560        4,620
                              2005       $17.560      $18.691        5,015
                              2006       $18.691      $21.399        5,025
                              2007       $21.399      $20.440        5,061
                              2008       $20.440      $13.398        4,989
                              2009       $13.398      $16.934        4,444
                              2010       $16.934      $21.249        3,966
                              2011       $21.249      $20.013        3,537
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.524          121
                              2003       $11.524      $15.478        2,359
                              2004       $15.478      $16.885        1,549
                              2005       $16.885      $17.315        1,487
                              2006       $17.315      $18.419        1,485
                              2007       $18.419      $20.049        1,467
                              2008       $20.049      $11.282        1,477
                              2009       $11.282      $15.851        1,407
                              2010       $15.851      $19.797        1,390
                              2011       $19.797      $18.438        1,374
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.214          111
                              2005       $10.214      $10.237          114
                              2006       $10.237      $10.421          123
                              2007       $10.421      $10.870          118
                              2008       $10.870      $11.445           87
                              2009       $11.445      $11.547          104
                              2010       $11.547      $11.897          111
                              2011       $11.897      $12.304          681

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.977            0
                              2007       $10.977      $12.014            0
                              2008       $12.014      $ 8.411            0
                              2009       $ 8.411      $10.150            0
                              2010       $10.150      $11.121            0
                              2011       $11.121      $10.562          851
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.314          497
                              2003       $10.314      $12.632        4,854
                              2004       $12.632      $13.923        8,147
                              2005       $13.923      $15.065        9,805
                              2006       $15.065      $17.453        9,466
                              2007       $17.453      $17.672        8,843
                              2008       $17.672      $10.876        8,578
                              2009       $10.876      $13.415        8,435
                              2010       $13.415      $14.598        7,999
                              2011       $14.598      $14.137        7,615
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.222        1,035
                              2003       $11.222      $16.802        1,576
                              2004       $16.802      $20.506        3,708
                              2005       $20.506      $25.573        1,394
                              2006       $25.573      $32.057        1,485
                              2007       $32.057      $40.397        1,272
                              2008       $40.397      $18.696        1,448
                              2009       $18.696      $31.577        1,081
                              2010       $31.577      $36.337        2,256
                              2011       $36.337      $29.922        2,067
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.465          679
                              2003       $10.465      $13.540        4,416
                              2004       $13.540      $15.706        3,859
                              2005       $15.706      $16.934        5,256
                              2006       $16.934      $20.126        5,669
                              2007       $20.126      $22.738        4,712
                              2008       $22.738      $13.266        4,550
                              2009       $13.266      $17.791        2,546
                              2010       $17.791      $18.874        3,708
                              2011       $18.874      $16.506        3,470
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.711            0
                              2003       $10.711      $12.833            0
                              2004       $12.833      $14.409            0
                              2005       $14.409      $13.668            0
                              2006       $13.668      $15.084            0
                              2007       $15.084      $16.384            0
                              2008       $16.384      $17.028            0
                              2009       $17.028      $19.777            0
                              2010       $19.777      $22.151            0
                              2011       $22.151      $21.489            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.401             0
                              2003       $ 9.401      $11.687         2,034
                              2004       $11.687      $12.212         3,987
                              2005       $12.212      $12.865         3,028
                              2006       $12.865      $12.921         3,553
                              2007       $12.921      $14.747         3,309
                              2008       $14.747      $ 7.343         3,563
                              2009       $ 7.343      $11.903         3,153
                              2010       $11.903      $13.928           831
                              2011       $13.928      $12.759           892
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.301           100
                              2005       $11.301      $11.514           789
                              2006       $11.514      $13.077         2,339
                              2007       $13.077      $12.497         2,185
                              2008       $12.497      $ 7.851           861
                              2009       $ 7.851      $ 9.866         1,334
                              2010       $ 9.866      $11.170         1,187
                              2011       $11.170      $10.701         1,193
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.926             0
                              2005       $10.926      $11.482             0
                              2006       $11.482      $12.650             0
                              2007       $12.650      $12.794             0
                              2008       $12.794      $ 9.680             0
                              2009       $ 9.680      $11.603             0
                              2010       $11.603      $12.721             0
                              2011       $12.721      $12.288             0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.642         1,623
                              2003       $10.642      $13.297        12,164
                              2004       $13.297      $14.850        16,012
                              2005       $14.850      $15.946        21,023
                              2006       $15.946      $18.098        20,848
                              2007       $18.098      $18.156        20,757
                              2008       $18.156      $12.044        19,341
                              2009       $12.044      $14.628        15,860
                              2010       $14.628      $16.060        14,857
                              2011       $16.060      $15.362        13,468

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.088        4,347
                              2005       $11.088      $12.058        4,196
                              2006       $12.058      $12.381        4,217
                              2007       $12.381      $14.247        3,507
                              2008       $14.247      $ 7.412        3,619
                              2009       $ 7.412      $11.342        2,776
                              2010       $11.342      $14.127          789
                              2011       $14.127      $12.531          711
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.264            0
                              2005       $11.264      $12.381            0
                              2006       $12.381      $14.624            0
                              2007       $14.624      $15.432            0
                              2008       $15.432      $ 8.866            0
                              2009       $ 8.866      $12.078            0
                              2010       $12.078      $14.449            0
                              2011       $14.449      $14.271            0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.258            0
                              2005       $11.258      $12.356            0
                              2006       $12.356      $14.586          104
                              2007       $14.586      $15.377          106
                              2008       $15.377      $ 8.815            0
                              2009       $ 8.815      $12.004            0
                              2010       $12.004      $14.353            0
                              2011       $14.353      $14.163            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.348          219
                              2005       $10.348      $10.260        2,081
                              2006       $10.260      $10.977        2,126
                              2007       $10.977      $11.406        2,065
                              2008       $11.406      $ 9.204        1,734
                              2009       $ 9.204      $12.098        2,063
                              2010       $12.098      $13.297        1,948
                              2011       $13.297      $13.584        1,879
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.897            0
                              2005       $10.897      $11.405          973
                              2006       $11.405      $12.796          940
                              2007       $12.796      $13.363          905
                              2008       $13.363      $ 9.327          897
                              2009       $ 9.327      $11.499          903
                              2010       $11.499      $13.394          865
                              2011       $13.394      $12.519          910

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.881             0
                              2005       $10.881      $10.994             0
                              2006       $10.994      $12.619             0
                              2007       $12.619      $12.771             0
                              2008       $12.771      $ 7.946           697
                              2009       $ 7.946      $ 9.245           691
                              2010       $ 9.245      $10.623           685
                              2011       $10.623      $ 9.764           679
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.129             0
                              2005       $11.129      $11.395             0
                              2006       $11.395      $12.032           251
                              2007       $12.032      $14.279           227
                              2008       $14.279      $ 8.629             0
                              2009       $ 8.629      $12.291             0
                              2010       $12.291      $14.785             0
                              2011       $14.785      $13.015             0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.112           102
                              2005       $11.112      $11.769         1,444
                              2006       $11.769      $12.926         1,452
                              2007       $12.926      $12.722         1,500
                              2008       $12.722      $ 7.550         1,678
                              2009       $ 7.550      $ 9.354         1,789
                              2010       $ 9.354      $11.482         1,630
                              2011       $11.482      $10.786         1,646
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.686             0
                              2003       $10.686      $13.039           608
                              2004       $13.039      $14.009           604
                              2005       $14.009      $14.214         1,736
                              2006       $14.214      $15.421         1,129
                              2007       $15.421      $15.615         1,125
                              2008       $15.615      $ 8.616         1,119
                              2009       $ 8.616      $10.253         1,111
                              2010       $10.253      $11.305         1,105
                              2011       $11.305      $11.106         1,100
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.252           693
                              2004       $12.252      $12.783         5,931
                              2005       $12.783      $13.118        12,758
                              2006       $13.118      $13.824        13,280
                              2007       $13.824      $15.402        14,035
                              2008       $15.402      $ 8.190        12,959
                              2009       $ 8.190      $11.553        13,303
                              2010       $11.553      $12.339        12,757
                              2011       $12.339      $11.910        12,261

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.096             0
                              2005       $10.096      $10.111             0
                              2006       $10.111      $10.383           656
                              2007       $10.383      $10.575           691
                              2008       $10.575      $ 6.305             0
                              2009       $ 6.305      $ 6.729             0
                              2010       $ 6.729      $ 7.327             0
                              2011       $ 7.327      $ 7.740             0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.138             0
                              2003       $10.138      $14.174         2,282
                              2004       $14.174      $16.489         3,487
                              2005       $16.489      $18.406        11,068
                              2006       $18.406      $21.141        10,377
                              2007       $21.141      $21.945        10,166
                              2008       $21.945      $12.813         9,956
                              2009       $12.813      $17.474         8,746
                              2010       $17.474      $19.785         8,428
                              2011       $19.785      $17.712         7,687
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.541         3,584
                              2003       $10.541      $12.085        10,641
                              2004       $12.085      $12.824        13,081
                              2005       $12.824      $12.862        10,753
                              2006       $12.862      $13.498        12,994
                              2007       $13.498      $14.469         9,907
                              2008       $14.469      $12.108        10,600
                              2009       $12.108      $14.030         6,385
                              2010       $14.030      $15.759         3,333
                              2011       $15.759      $15.522         3,326
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.651             0
                              2003       $10.651      $12.903            64
                              2004       $12.903      $13.729           737
                              2005       $13.729      $13.706         1,562
                              2006       $13.706      $14.651         1,566
                              2007       $14.651      $14.268         1,587
                              2008       $14.268      $ 2.992         4,406
                              2009       $ 2.992      $ 3.687         4,446
                              2010       $ 3.687      $ 4.130         4,400
                              2011       $ 4.130      $ 3.938         4,520

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.167         1,659
                              2003       $10.167      $12.580        49,473
                              2004       $12.580      $13.437        50,562
                              2005       $13.437      $13.905        53,251
                              2006       $13.905      $15.617        51,754
                              2007       $15.617      $15.915        50,555
                              2008       $15.915      $ 9.558        50,061
                              2009       $ 9.558      $11.972        50,432
                              2010       $11.972      $13.571        45,445
                              2011       $13.571      $13.239        44,571
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.344           488
                              2003       $10.344      $14.601         4,863
                              2004       $14.601      $17.029         6,053
                              2005       $17.029      $18.285        10,209
                              2006       $18.285      $20.518         9,963
                              2007       $20.518      $19.797         9,711
                              2008       $19.797      $12.010         9,714
                              2009       $12.010      $16.088         7,973
                              2010       $16.088      $19.374         6,766
                              2011       $19.374      $18.508         6,434
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.050             0
                              2003       $10.050      $12.338           486
                              2004       $12.338      $14.420           486
                              2005       $14.420      $15.803           459
                              2006       $15.803      $15.884           498
                              2007       $15.884      $16.480           497
                              2008       $16.480      $ 8.190           598
                              2009       $ 8.190      $10.601           178
                              2010       $10.601      $13.192           177
                              2011       $13.192      $13.018           175
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.276        10,139
                              2010       $12.276      $13.528         9,715
                              2011       $13.528      $13.493         9,328
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.504             0
                              2003       $10.504      $12.031         3,843
                              2004       $12.031      $12.740         3,824
                              2005       $12.740      $12.967         3,806
                              2006       $12.967      $14.203         3,788
                              2007       $14.203      $14.030         3,381
                              2008       $14.030      $ 8.139         3,362
                              2009       $ 8.139      $10.005         3,331
                              2010       $10.005      $10.851         3,306
                              2011       $10.851      $10.914         3,282

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.378             0
                              2003       $10.378      $12.379             0
                              2004       $12.379      $13.218             0
                              2005       $13.218      $13.838             0
                              2006       $13.838      $15.284             0
                              2007       $15.284      $15.395             0
                              2008       $15.395      $10.045             0
                              2009       $10.045      $13.291             0
                              2010       $13.291      $14.917             0
                              2011       $14.917      $14.537             0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.714             0
                              2003       $ 9.714      $11.254           398
                              2004       $11.254      $11.798         2,383
                              2005       $11.798      $13.070         1,421
                              2006       $13.070      $13.148         1,356
                              2007       $13.148      $12.788         1,245
                              2008       $12.788      $10.378         1,263
                              2009       $10.378      $12.797           427
                              2010       $12.797      $12.832           448
                              2011       $12.832      $12.410           451
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.459             0
                              2003       $11.459      $13.997             0
                              2004       $13.997      $16.657             0
                              2005       $16.657      $17.699             0
                              2006       $17.699      $22.004             0
                              2007       $22.004      $25.825             0
                              2008       $25.825      $17.566             0
                              2009       $17.566      $18.455           127
                              2010       $18.455      $18.391           126
                              2011       $18.391      $17.025           125
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.787         1,590
                              2003       $10.787      $13.447         7,978
                              2004       $13.447      $14.622         8,312
                              2005       $14.622      $15.058        15,371
                              2006       $15.058      $17.081        15,121
                              2007       $17.081      $15.704         8,162
                              2008       $15.704      $ 9.421         8,040
                              2009       $ 9.421      $11.968         7,836
                              2010       $11.968      $13.396         3,426
                              2011       $13.396      $12.501         2,794

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.730        1,659
                              2003       $10.730      $13.288        3,807
                              2004       $13.288      $14.374        4,294
                              2005       $14.374      $14.503        4,298
                              2006       $14.503      $15.687        4,261
                              2007       $15.687      $15.779        4,549
                              2008       $15.779      $11.416        3,942
                              2009       $11.416      $16.778        3,535
                              2010       $16.778      $18.725        2,210
                              2011       $18.725      $18.646        2,160
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.175            0
                              2003       $10.175      $10.398          567
                              2004       $10.398      $10.626        2,801
                              2005       $10.626      $10.645        4,143
                              2006       $10.645      $10.889        4,038
                              2007       $10.889      $11.211        3,376
                              2008       $11.211      $ 8.346        1,473
                              2009       $ 8.346      $11.978        2,214
                              2010       $11.978      $12.879        1,890
                              2011       $12.879      $13.234        2,073
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.594          906
                              2003       $10.594      $13.325        2,459
                              2004       $13.325      $15.152        2,417
                              2005       $15.152      $16.637        2,302
                              2006       $16.637      $20.795        2,346
                              2007       $20.795      $22.050        1,668
                              2008       $22.050      $12.094        1,543
                              2009       $12.094      $14.750          739
                              2010       $14.750      $15.882          312
                              2011       $15.882      $12.911          337
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.397            0
                              2003       $10.397      $12.936          109
                              2004       $12.936      $14.259          112
                              2005       $14.259      $15.184          107
                              2006       $15.184      $16.930          104
                              2007       $16.930      $15.710          111
                              2008       $15.710      $ 9.294          131
                              2009       $ 9.294      $11.898          130
                              2010       $11.898      $13.264          133
                              2011       $13.264      $12.987          127

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.975             0
                              2003       $ 9.975      $ 9.811             0
                              2004       $ 9.811      $ 9.664            15
                              2005       $ 9.664      $ 9.697         1,960
                              2006       $ 9.697      $ 9.907         2,288
                              2007       $ 9.907      $10.158         2,267
                              2008       $10.158      $10.196         3,867
                              2009       $10.196      $ 9.998         5,304
                              2010       $ 9.998      $ 9.788        15,106
                              2011       $ 9.788      $ 9.580         5,579
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.369             0
                              2003       $10.369      $13.438           512
                              2004       $13.438      $14.506           512
                              2005       $14.506      $15.617           507
                              2006       $15.617      $16.592           519
                              2007       $16.592      $17.166           508
                              2008       $17.166      $10.290           535
                              2009       $10.290      $13.306           545
                              2010       $13.306      $15.568           764
                              2011       $15.568      $14.461           237
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.193         1,842
                              2003       $11.193      $14.511         2,089
                              2004       $14.511      $16.392         3,349
                              2005       $16.392      $16.987        11,442
                              2006       $16.987      $19.287        11,838
                              2007       $19.287      $17.949        10,069
                              2008       $17.949      $ 9.703         9,722
                              2009       $ 9.703      $ 9.130             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.632             0
                              2003       $10.632      $13.039           323
                              2004       $13.039      $13.725           328
                              2005       $13.725      $14.105           328
                              2006       $14.105      $15.366           326
                              2007       $15.366      $15.119           105
                              2008       $15.119      $ 9.092           121
                              2009       $ 9.092      $11.851           120
                              2010       $11.851      $13.497           119
                              2011       $13.497      $12.978           115
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.362             0
                              2003       $10.362      $13.504         1,396
                              2004       $13.504      $15.674         1,393
                              2005       $15.674      $17.203         1,380
                              2006       $17.203      $17.753         1,383
                              2007       $17.753      $18.033         1,380
                              2008       $18.033      $ 9.609         1,388
                              2009       $ 9.609      $13.047           685
                              2010       $13.047      $14.850             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.099         1,226
                              2003       $10.099      $12.345         8,292
                              2004       $12.345      $12.689         9,367
                              2005       $12.689      $13.125        11,705
                              2006       $13.125      $13.543        12,102
                              2007       $13.543      $13.983        12,185
                              2008       $13.983      $ 8.616        11,542
                              2009       $ 8.616      $13.820         6,039
                              2010       $13.820      $16.337         5,258
                              2011       $16.337      $13.134         4,370
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.049             0
                              2003       $11.049      $13.814         2,524
                              2004       $13.814      $14.881         2,698
                              2005       $14.881      $16.331         1,554
                              2006       $16.331      $17.709         1,569
                              2007       $17.709      $18.436         1,497
                              2008       $18.436      $15.339         1,221
                              2009       $15.339      $19.531         1,202
                              2010       $19.531      $20.975         2,141
                              2011       $20.975      $21.941         2,040
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.036           103
                              2005       $11.036      $12.094            97
                              2006       $12.094      $14.381            89
                              2007       $14.381      $15.448            83
                              2008       $15.448      $10.742            93
                              2009       $10.742      $13.620            88
                              2010       $13.620      $15.201            87
                              2011       $15.201      $16.223            82
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.723         3,404
                              2005       $10.723      $12.143         3,193
                              2006       $12.143      $12.372         3,376
                              2007       $12.372      $14.757           779
                              2008       $14.757      $ 7.338             0
                              2009       $ 7.338      $11.888             0
                              2010       $11.888      $14.294             0
                              2011       $14.294      $13.597             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.698        10,439
                              2005       $10.698      $12.090             0
                              2006       $12.090      $12.283             0
                              2007       $12.283      $14.623             0
                              2008       $14.623      $ 7.248             0
                              2009       $ 7.248      $11.713             0
                              2010       $11.713      $14.055             0
                              2011       $14.055      $13.336             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.796           347
                              2007       $ 9.796      $11.753           311
                              2008       $11.753      $ 6.116             0
                              2009       $ 6.116      $ 9.419             0
                              2010       $ 9.419      $12.193             0
                              2011       $12.193      $11.076             0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.543           512
                              2004       $13.543      $15.764           516
                              2005       $15.764      $17.415           510
                              2006       $17.415      $19.061           530
                              2007       $19.061      $19.203           520
                              2008       $19.203      $11.193           569
                              2009       $11.193      $16.063           538
                              2010       $16.063      $19.894           425
                              2011       $19.894      $17.772             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.690           477
                              2003       $10.690      $14.448           913
                              2004       $14.448      $19.240         1,592
                              2005       $19.240      $21.983         2,001
                              2006       $21.983      $29.619         1,936
                              2007       $29.619      $23.975         1,662
                              2008       $23.975      $14.532         1,660
                              2009       $14.532      $18.273         1,430
                              2010       $18.273      $23.163         1,261
                              2011       $23.163      $23.952         1,213
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.840         1,242
                              2005       $ 9.840      $ 9.864         2,416
                              2006       $ 9.864      $10.056         2,603
                              2007       $10.056      $10.278         2,529
                              2008       $10.278      $10.238         1,754
                              2009       $10.238      $10.027             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE UNDER 71-79) OR WITH THE MAV DEATH BENEFIT
  OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.0


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.228          0
                              2007       $10.228      $11.733          0
                              2008       $11.733      $ 6.577          0
                              2009       $ 6.577      $ 8.714          0
                              2010       $ 8.714      $ 9.966          0
                              2011       $ 9.966      $ 9.477          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.419          0
                              2007       $10.419      $11.048          0
                              2008       $11.048      $ 8.086          0
                              2009       $ 8.086      $ 9.803          0
                              2010       $ 9.803      $10.792          0
                              2011       $10.792      $10.511          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.448          0
                              2007       $10.448      $11.237          0
                              2008       $11.237      $ 7.385          0
                              2009       $ 7.385      $ 9.286          0
                              2010       $ 9.286      $10.384          0
                              2011       $10.384      $10.031          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.457          0
                              2007       $10.457      $11.360          0
                              2008       $11.360      $ 6.870          0
                              2009       $ 6.870      $ 8.814          0
                              2010       $ 8.814      $ 9.991          0
                              2011       $ 9.991      $ 9.496          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.310           0
                              2007       $10.310      $10.679           0
                              2008       $10.679      $ 9.327           0
                              2009       $ 9.327      $10.459           0
                              2010       $10.459      $10.972           0
                              2011       $10.972      $10.881           0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.706           0
                              2007       $ 9.706      $11.610           0
                              2008       $11.610      $ 6.271           0
                              2009       $ 6.271      $ 8.859           0
                              2010       $ 8.859      $10.378           0
                              2011       $10.378      $10.197           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.779           0
                              2007       $10.779      $11.088           0
                              2008       $11.088      $ 6.815           0
                              2009       $ 6.815      $ 8.419           0
                              2010       $ 8.419      $ 9.448           0
                              2011       $ 9.448      $ 9.406           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.838           0
                              2007       $ 9.838      $11.097           0
                              2008       $11.097      $ 6.555           0
                              2009       $ 6.555      $ 8.960           0
                              2010       $ 8.960      $11.268           0
                              2011       $11.268      $ 9.826           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.690      $13.330         214
                              2004       $13.330      $14.422         216
                              2005       $14.422      $14.603         763
                              2006       $14.603      $16.677         715
                              2007       $16.677      $15.705         765
                              2008       $15.705      $ 9.962         872
                              2009       $ 9.962      $12.332         884
                              2010       $12.332      $14.074         263
                              2011       $14.074      $14.097         254
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.194           0
                              2005       $11.194      $11.126           0
                              2006       $11.126      $12.868           0
                              2007       $12.868      $13.057           0
                              2008       $13.057      $ 8.984           0
                              2009       $ 8.984      $11.915           0
                              2010       $11.915      $13.131           0
                              2011       $13.131      $13.150           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.509             0
                              2005       $10.509      $10.389             0
                              2006       $10.389      $11.269             0
                              2007       $11.269      $11.708             0
                              2008       $11.708      $ 7.497             0
                              2009       $ 7.497      $ 9.513             0
                              2010       $ 9.513      $10.383             0
                              2011       $10.383      $10.003             0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.030      $14.495           195
                              2004       $14.495      $17.545           176
                              2005       $17.545      $18.666           176
                              2006       $18.666      $21.359           167
                              2007       $21.359      $20.391           186
                              2008       $20.391      $13.359           184
                              2009       $13.359      $16.876           191
                              2010       $16.876      $21.165           177
                              2011       $21.165      $19.924           179
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.811      $15.472             0
                              2004       $15.472      $16.870             0
                              2005       $16.870      $17.292             0
                              2006       $17.292      $18.384             0
                              2007       $18.384      $20.001             0
                              2008       $20.001      $11.249             0
                              2009       $11.249      $15.797             0
                              2010       $15.797      $19.720             0
                              2011       $19.720      $18.357             0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.211        15,265
                              2005       $10.211      $10.228        15,732
                              2006       $10.228      $10.406        16,825
                              2007       $10.406      $10.850        15,914
                              2008       $10.850      $11.418             0
                              2009       $11.418      $11.513             0
                              2010       $11.513      $11.856             0
                              2011       $11.856      $12.256             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.974          0
                              2007       $10.974      $12.004          0
                              2008       $12.004      $ 8.400          0
                              2009       $ 8.400      $10.131          0
                              2010       $10.131      $11.095          0
                              2011       $11.095      $10.531          0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.590      $12.628          0
                              2004       $12.628      $13.912          0
                              2005       $13.912      $15.044          0
                              2006       $15.044      $17.420          0
                              2007       $17.420      $17.630          0
                              2008       $17.630      $10.844          0
                              2009       $10.844      $13.370          0
                              2010       $13.370      $14.541          0
                              2011       $14.541      $14.075          0
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.665      $16.796          0
                              2004       $16.796      $20.488          0
                              2005       $20.488      $25.538          0
                              2006       $25.538      $31.997          0
                              2007       $31.997      $40.301          0
                              2008       $40.301      $18.642          0
                              2009       $18.642      $31.470          0
                              2010       $31.470      $36.195          0
                              2011       $36.195      $29.789          0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.368      $13.536          0
                              2004       $13.536      $15.692          0
                              2005       $15.692      $16.911          0
                              2006       $16.911      $20.089          0
                              2007       $20.089      $22.683          0
                              2008       $22.683      $13.228          0
                              2009       $13.228      $17.730          0
                              2010       $17.730      $18.800          0
                              2011       $18.800      $16.434          0
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.573      $12.829          0
                              2004       $12.829      $14.397          0
                              2005       $14.397      $13.649          0
                              2006       $13.649      $15.056          0
                              2007       $15.056      $16.345          0
                              2008       $16.345      $16.979          0
                              2009       $16.979      $19.710          0
                              2010       $19.710      $22.064          0
                              2011       $22.064      $21.394          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.917      $11.683           243
                              2004       $11.683      $12.202           127
                              2005       $12.202      $12.847           129
                              2006       $12.847      $12.896           139
                              2007       $12.896      $14.712           128
                              2008       $14.712      $ 7.322           159
                              2009       $ 7.322      $11.862           135
                              2010       $11.862      $13.873           131
                              2011       $13.873      $12.703           137
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.297             0
                              2005       $11.297      $11.505         1,016
                              2006       $11.505      $13.059           951
                              2007       $13.059      $12.474         1,001
                              2008       $12.474      $ 7.832         1,227
                              2009       $ 7.832      $ 9.837         1,181
                              2010       $ 9.837      $11.132             0
                              2011       $11.132      $10.659             0
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.922             0
                              2005       $10.922      $11.472           390
                              2006       $11.472      $12.633         2,309
                              2007       $12.633      $12.770         2,307
                              2008       $12.770      $ 9.657         2,304
                              2009       $ 9.657      $11.570         2,301
                              2010       $11.570      $12.678         2,301
                              2011       $12.678      $12.240         2,301
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.766      $13.293           107
                              2004       $13.293      $14.838        15,864
                              2005       $14.838      $15.924        15,262
                              2006       $15.924      $18.065        14,641
                              2007       $18.065      $18.113        14,400
                              2008       $18.113      $12.009            97
                              2009       $12.009      $14.578           107
                              2010       $14.578      $15.997           116
                              2011       $15.997      $15.294           118
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.084             0
                              2005       $11.084      $12.047             0
                              2006       $12.047      $12.364             0
                              2007       $12.364      $14.220             0
                              2008       $14.220      $ 7.394             0
                              2009       $ 7.394      $11.310             0
                              2010       $11.310      $14.079             0
                              2011       $14.079      $12.482             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.260          0
                              2005       $11.260      $12.370          0
                              2006       $12.370      $14.605          0
                              2007       $14.605      $15.404          0
                              2008       $15.404      $ 8.845          0
                              2009       $ 8.845      $12.043          0
                              2010       $12.043      $14.400          0
                              2011       $14.400      $14.215          0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.254          0
                              2005       $11.254      $12.345          0
                              2006       $12.345      $14.566          0
                              2007       $14.566      $15.348          0
                              2008       $15.348      $ 8.794          0
                              2009       $ 8.794      $11.969          0
                              2010       $11.969      $14.304          0
                              2011       $14.304      $14.107          0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.347          0
                              2005       $10.347      $10.253          0
                              2006       $10.253      $10.965          0
                              2007       $10.965      $11.387          0
                              2008       $11.387      $ 9.184          0
                              2009       $ 9.184      $12.066          0
                              2010       $12.066      $13.255          0
                              2011       $13.255      $13.533          0
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.895          0
                              2005       $10.895      $11.398          0
                              2006       $11.398      $12.782          0
                              2007       $12.782      $13.341          0
                              2008       $13.341      $ 9.307          0
                              2009       $ 9.307      $11.468          0
                              2010       $11.468      $13.351          0
                              2011       $13.351      $12.473          0
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.880          0
                              2005       $10.880      $10.988          0
                              2006       $10.988      $12.604          0
                              2007       $12.604      $12.750          0
                              2008       $12.750      $ 7.928          0
                              2009       $ 7.928      $ 9.220          0
                              2010       $ 9.220      $10.589          0
                              2011       $10.589      $ 9.728          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.127             0
                              2005       $11.127      $11.388             0
                              2006       $11.388      $12.018             0
                              2007       $12.018      $14.255             0
                              2008       $14.255      $ 8.610             0
                              2009       $ 8.610      $12.258             0
                              2010       $12.258      $14.738             0
                              2011       $14.738      $12.967             0
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.110             0
                              2005       $11.110      $11.761             0
                              2006       $11.761      $12.912             0
                              2007       $12.912      $12.701             0
                              2008       $12.701      $ 7.533             0
                              2009       $ 7.533      $ 9.329             0
                              2010       $ 9.329      $11.446             0
                              2011       $11.446      $10.746             0
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.095      $13.034             0
                              2004       $13.034      $14.998        16,703
                              2005       $13.998      $14.195        17,004
                              2006       $14.195      $15.392        17,063
                              2007       $15.392      $15.578        16,626
                              2008       $15.578      $ 8.591             0
                              2009       $ 8.591      $10.218             0
                              2010       $10.218      $11.261             0
                              2011       $11.261      $11.057             0
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.248             0
                              2004       $12.248      $12.772             0
                              2005       $12.772      $13.100             0
                              2006       $13.100      $13.799             0
                              2007       $13.799      $15.365             0
                              2008       $15.365      $ 8.166             0
                              2009       $ 8.166      $11.513             0
                              2010       $11.513      $12.291             0
                              2011       $12.291      $11.857             0
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.095             0
                              2005       $10.095      $10.105             0
                              2006       $10.105      $10.371             0
                              2007       $10.371      $10.558             0
                              2008       $10.558      $ 6.291             0
                              2009       $ 6.291      $ 6.711             0
                              2010       $ 6.711      $ 7.304             0
                              2011       $ 7.304      $ 7.711             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.070      $14.169             0
                              2004       $14.169      $16.475             0
                              2005       $16.475      $18.381             0
                              2006       $18.381      $21.102             0
                              2007       $21.102      $21.892             0
                              2008       $21.892      $12.776             0
                              2009       $12.776      $17.414             0
                              2010       $17.414      $19.708             0
                              2011       $19.708      $17.633             0
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.233      $12.081             0
                              2004       $12.081      $12.813             0
                              2005       $12.813      $12.844         1,214
                              2006       $12.844      $13.472         1,229
                              2007       $13.472      $14.434         1,153
                              2008       $14.434      $12.073         1,048
                              2009       $12.073      $13.983         1,117
                              2010       $13.983      $15.697             0
                              2011       $15.697      $15.454             0
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.718      $12.898             0
                              2004       $12.898      $13.718        22,725
                              2005       $13.718      $13.687        23,513
                              2006       $13.687      $14.623        23,947
                              2007       $14.623      $14.234        24,260
                              2008       $14.234      $ 2.983             0
                              2009       $ 2.983      $ 3.675             0
                              2010       $ 3.675      $ 4.113             0
                              2011       $ 4.113      $ 3.921             0
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.451      $12.576             0
                              2004       $12.576      $13.425             0
                              2005       $13.425      $13.886             0
                              2006       $13.886      $15.588             0
                              2007       $15.588      $15.877             0
                              2008       $15.877      $ 9.531             0
                              2009       $ 9.531      $11.932             0
                              2010       $11.932      $13.517             0
                              2011       $13.517      $13.180             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.701      $14.596           0
                              2004       $14.596      $17.015           0
                              2005       $17.015      $18.260           0
                              2006       $18.260      $20.479           0
                              2007       $20.479      $19.750           0
                              2008       $19.750      $11.975           0
                              2009       $11.975      $16.033           0
                              2010       $16.033      $19.298           0
                              2011       $19.298      $18.426           0
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.328      $12.333           0
                              2004       $12.333      $14.407           0
                              2005       $14.407      $15.782           0
                              2006       $15.782      $15.854           0
                              2007       $15.854      $16.441           0
                              2008       $16.441      $ 8.167           0
                              2009       $ 8.167      $10.565           0
                              2010       $10.565      $13.141           0
                              2011       $13.141      $12.961           0
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.234         316
                              2010       $12.234      $13.475           0
                              2011       $13.475      $13.434           0
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.669      $12.027           0
                              2004       $12.027      $12.729           0
                              2005       $12.729      $12.949           0
                              2006       $12.949      $14.177           0
                              2007       $14.177      $13.997           0
                              2008       $13.997      $ 8.115           0
                              2009       $ 8.115      $ 9.971           0
                              2010       $ 9.971      $10.809           0
                              2011       $10.809      $10.866           0
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.739      $12.375           0
                              2004       $12.375      $13.207           0
                              2005       $13.207      $13.819           0
                              2006       $13.819      $15.255           0
                              2007       $15.255      $15.358           0
                              2008       $15.358      $10.016           0
                              2009       $10.016      $13.246           0
                              2010       $13.246      $14.859           0
                              2011       $14.859      $14.473           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.221      $11.251            0
                              2004       $11.251      $11.788            0
                              2005       $11.788      $13.052            0
                              2006       $13.052      $13.124            0
                              2007       $13.124      $12.758            0
                              2008       $12.758      $10.348            0
                              2009       $10.348      $12.753            0
                              2010       $12.753      $12.782            0
                              2011       $12.782      $12.355            0
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.633      $13.993            0
                              2004       $13.993      $16.642            0
                              2005       $16.642      $17.675            0
                              2006       $17.675      $21.963            0
                              2007       $21.963      $25.763            0
                              2008       $25.763      $17.515            0
                              2009       $17.515      $18.392            0
                              2010       $18.392      $18.319            0
                              2011       $18.319      $16.950            0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.980      $13.443            0
                              2004       $13.443      $14.609            0
                              2005       $14.609      $15.037            0
                              2006       $15.037      $17.049            0
                              2007       $17.049      $15.667            0
                              2008       $15.667      $ 9.394            0
                              2009       $ 9.394      $11.927            0
                              2010       $11.927      $13.343            0
                              2011       $13.343      $12.446            0
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.851      $13.283            0
                              2004       $13.283      $14.362            0
                              2005       $14.362      $14.483          538
                              2006       $14.483      $15.658          529
                              2007       $15.658      $15.741          529
                              2008       $15.741      $11.383          558
                              2009       $11.383      $16.721          468
                              2010       $16.721      $18.651            0
                              2011       $18.651      $18.564            0
 PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.344      $10.394            0
                              2004       $10.394      $10.617            0
                              2005       $10.617      $10.630        1,467
                              2006       $10.630      $10.868        1,523
                              2007       $10.868      $11.184        1,488
                              2008       $11.184      $ 8.322        1,528
                              2009       $ 8.322      $11.938        1,309
                              2010       $11.938      $12.829            0
                              2011       $12.829      $13.176            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.562      $13.320            0
                              2004       $13.320      $15.139            0
                              2005       $15.139      $16.614            0
                              2006       $16.614      $20.756            0
                              2007       $20.756      $21.998            0
                              2008       $21.998      $12.059            0
                              2009       $12.059      $14.700            0
                              2010       $14.700      $15.820            0
                              2011       $15.820      $12.854            0
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.679      $12.931            0
                              2004       $12.931      $14.247            0
                              2005       $14.247      $15.163            0
                              2006       $15.163      $16.899            0
                              2007       $16.899      $15.673            0
                              2008       $15.673      $ 9.267            0
                              2009       $ 9.267      $11.858            0
                              2010       $11.858      $13.212            0
                              2011       $13.212      $12.929            0
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.925      $ 9.807            0
                              2004       $ 9.807      $ 9.656            0
                              2005       $ 9.656      $ 9.684        1,610
                              2006       $ 9.684      $ 9.889        1,675
                              2007       $ 9.889      $10.134        1,642
                              2008       $10.134      $10.166        1,242
                              2009       $10.166      $ 9.964        1,567
                              2010       $ 9.964      $ 9.750            0
                              2011       $ 9.750      $ 9.538            0
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.966      $13.434            0
                              2004       $13.434      $14.494            0
                              2005       $14.494      $15.596            0
                              2006       $15.596      $16.561            0
                              2007       $16.561      $17.125            0
                              2008       $17.125      $10.260            0
                              2009       $10.260      $13.260            0
                              2010       $13.260      $15.507            0
                              2011       $15.507      $14.397            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.307      $14.506             0
                              2004       $14.506      $16.378             0
                              2005       $16.378      $16.964           230
                              2006       $16.964      $19.251           215
                              2007       $19.251      $17.907           232
                              2008       $17.907      $ 9.675           332
                              2009       $ 9.675      $ 9.103             0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.828      $13.035             0
                              2004       $13.035      $13.713             0
                              2005       $13.713      $14.086             0
                              2006       $14.086      $15.337             0
                              2007       $15.337      $15.083             0
                              2008       $15.083      $ 9.066             0
                              2009       $ 9.066      $11.810             0
                              2010       $11.810      $13.444             0
                              2011       $13.444      $12.920             0
 PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.785      $13.499             0
                              2004       $13.449      $15.660             0
                              2005       $15.660      $17.179             0
                              2006       $17.179      $17.720             0
                              2007       $17.720      $17.990             0
                              2008       $17.990      $ 9.582             0
                              2009       $ 9.582      $13.003             0
                              2010       $13.003      $14.794             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.566      $12.341             0
                              2004       $12.341      $12.678             0
                              2005       $12.678      $13.107             0
                              2006       $13.107      $13.518             0
                              2007       $13.518      $13.950             0
                              2008       $13.950      $ 8.591             0
                              2009       $ 8.591      $13.772             0
                              2010       $13.772      $16.273             0
                              2011       $16.273      $13.076             0
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.275      $13.809           103
                              2004       $13.809      $14.868        10,696
                              2005       $14.868      $16.309        10,075
                              2006       $16.309      $17.676        10,112
                              2007       $17.676      $18.392         9,591
                              2008       $18.392      $15.295           155
                              2009       $15.295      $19.465           160
                              2010       $19.465      $20.893           170
                              2011       $20.893      $21.844           164

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000           0
                              2004       $10.000      $11.030           0
                              2005       $11.030      $12.081           0
                              2006       $12.081      $14.359           0
                              2007       $14.359      $15.417           0
                              2008       $15.417      $10.715           0
                              2009       $10.715      $13.579           0
                              2010       $13.579      $15.147           0
                              2011       $15.147      $16.157           0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.719         293
                              2005       $10.719      $12.133         272
                              2006       $12.133      $12.355         289
                              2007       $12.355      $14.730         254
                              2008       $14.730      $ 7.320         316
                              2009       $ 7.320      $11.854         271
                              2010       $11.854      $14.245         253
                              2011       $14.245      $13.544         253
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.694           0
                              2005       $10.694      $12.080           0
                              2006       $12.080      $12.266           0
                              2007       $12.266      $14.595           0
                              2008       $14.595      $ 7.231           0
                              2009       $ 7.231      $11.679           0
                              2010       $11.679      $14.007           0
                              2011       $14.007      $13.284           0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.793           0
                              2007       $ 9.793      $11.743           0
                              2008       $11.743      $ 6.108           0
                              2009       $ 6.108      $ 9.402           0
                              2010       $ 9.402      $12.164           0
                              2011       $12.164      $11.044           0
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.538           0
                              2004       $13.538      $15.751           0
                              2005       $15.751      $17.392           0
                              2006       $17.392      $19.025           0
                              2007       $19.025      $19.158           0
                              2008       $19.158      $11.161           0
                              2009       $11.161      $16.008           0
                              2010       $16.008      $19.816           0
                              2011       $19.816      $17.694           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.366      $14.443             0
                              2004       $14.443      $19.223             0
                              2005       $19.223      $21.953         7,330
                              2006       $21.953      $29.563         5,923
                              2007       $29.563      $23.918         7,219
                              2008       $23.918      $14.490             0
                              2009       $14.490      $18.211             0
                              2010       $18.211      $23.072             0
                              2011       $23.072      $23.846             0
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.835        31,698
                              2005       $ 9.835      $ 9.854        32,660
                              2006       $ 9.854      $10.040        34,878
                              2007       $10.040      $10.257        33,668
                              2008       $10.257      $10.212             0
                              2009       $10.212      $ 9.997             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION
 DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY PROTECTION
   (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT
OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
       INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.1


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.221         162
                              2007       $10.221      $11.713         162
                              2008       $11.713      $ 6.559         161
                              2009       $ 6.559      $ 8.682         161
                              2010       $ 8.682      $ 9.919           0
                              2011       $ 9.919      $ 9.422           0
 Fidelity VIP Freedom 2010 Portfolio - Service Class 2
                              2006       $10.000      $10.412           0
                              2007       $10.412      $11.029           0
                              2008       $11.029      $ 8.064           0
                              2009       $ 8.064      $ 9.766           0
                              2010       $ 9.766      $10.740           0
                              2011       $10.740      $10.450           0
 Fidelity VIP Freedom 2020 Portfolio - Service Class 2
                              2006       $10.000      $10.441           0
                              2007       $10.441      $11.218           0
                              2008       $11.218      $ 7.365           0
                              2009       $ 7.365      $ 9.251           0
                              2010       $ 9.251      $10.335           0
                              2011       $10.335      $ 9.973           0
 Fidelity VIP Freedom 2030 Portfolio - Service Class 2
                              2006       $10.000      $10.450           0
                              2007       $10.450      $11.341           0
                              2008       $11.341      $ 6.851           0
                              2009       $ 6.851      $ 8.781           0
                              2010       $ 8.781      $ 9.944           0
                              2011       $ 9.944      $ 9.441           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.303            0
                              2007       $10.303      $10.661            0
                              2008       $10.661      $ 9.302            0
                              2009       $ 9.302      $10.419            0
                              2010       $10.419      $10.919            0
                              2011       $10.919      $10.818            0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.700            0
                              2007       $ 9.700      $11.591            0
                              2008       $11.591      $ 6.254            0
                              2009       $ 6.254      $ 8.826            0
                              2010       $ 8.826      $10.329            0
                              2011       $10.329      $10.138            0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.772            0
                              2007       $10.772      $11.069            0
                              2008       $11.069      $ 6.797            0
                              2009       $ 6.797      $ 8.388            0
                              2010       $ 8.388      $ 9.403            0
                              2011       $ 9.403      $ 9.352            0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.831            0
                              2007       $ 9.831      $11.078            0
                              2008       $11.078      $ 6.537            0
                              2009       $ 6.537      $ 8.926            0
                              2010       $ 8.926      $11.214            0
                              2011       $11.214      $ 9.769            0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.837            0
                              2003       $10.837      $13.310        7,709
                              2004       $13.310      $14.385        5,270
                              2005       $14.385      $14.551        3,239
                              2006       $14.551      $16.601        2,244
                              2007       $16.601      $15.618          211
                              2008       $15.618      $ 9.897          210
                              2009       $ 9.897      $12.238          210
                              2010       $12.238      $13.952          209
                              2011       $13.952      $13.961          209
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.187        1,218
                              2005       $11.187      $11.107        1,232
                              2006       $11.107      $12.833          283
                              2007       $12.833      $13.008        4,773
                              2008       $13.008      $ 8.941        4,491
                              2009       $ 8.941      $11.846        4,147
                              2010       $11.846      $13.042        3,583
                              2011       $13.042      $13.047        3,318

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.507            0
                              2005       $10.507      $10.375          352
                              2006       $10.375      $11.243          347
                              2007       $11.243      $11.669        1,340
                              2008       $11.669      $ 7.465        1,330
                              2009       $ 7.465      $ 9.462        1,283
                              2010       $ 9.462      $10.317        1,261
                              2011       $10.317      $ 9.929        1,234
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.211            0
                              2003       $11.211      $14.473        2,684
                              2004       $14.473      $17.500        3,160
                              2005       $17.500      $18.600        2,603
                              2006       $18.600      $21.261        1,716
                              2007       $21.261      $20.277          245
                              2008       $20.277      $13.271          257
                              2009       $13.271      $16.747          255
                              2010       $16.747      $20.983          241
                              2011       $20.983      $19.732          235
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.520            0
                              2003       $11.520      $15.449            0
                              2004       $15.449      $16.827            0
                              2005       $16.827      $17.230            0
                              2006       $17.230      $18.300            0
                              2007       $18.300      $19.889            0
                              2008       $19.889      $11.175            0
                              2009       $11.175      $15.677            0
                              2010       $15.677      $19.549            0
                              2011       $19.549      $18.180            0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.204            0
                              2005       $10.204      $10.211            0
                              2006       $10.211      $10.378            0
                              2007       $10.378      $10.809            0
                              2008       $10.809      $11.363            0
                              2009       $11.363      $11.447            0
                              2010       $11.447      $11.776            0
                              2011       $11.776      $12.160            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.966            0
                              2007       $10.966      $11.983        1,431
                              2008       $11.983      $ 8.377        1,341
                              2009       $ 8.377      $10.093        1,232
                              2010       $10.093      $11.042        1,142
                              2011       $11.042      $10.470        1,057
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.311            0
                              2003       $10.311      $12.609          952
                              2004       $12.609      $13.876        1,642
                              2005       $13.876      $14.991        1,558
                              2006       $14.991      $17.341        1,422
                              2007       $17.341      $17.531        2,452
                              2008       $17.531      $10.773        2,309
                              2009       $10.773      $13.268        2,137
                              2010       $13.268      $14.415        1,991
                              2011       $14.415      $13.939        1,848
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.218            0
                              2003       $11.218      $16.770            0
                              2004       $16.770      $20.437            0
                              2005       $20.437      $25.447            0
                              2006       $25.447      $31.851            0
                              2007       $31.851      $40.076            0
                              2008       $40.076      $18.518            0
                              2009       $18.518      $31.230            0
                              2010       $31.230      $35.882            0
                              2011       $35.882      $29.502            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.462            0
                              2003       $10.462      $13.515        2,690
                              2004       $13.515      $15.653        2,616
                              2005       $15.653      $16.851        1,971
                              2006       $16.851      $19.997        1,623
                              2007       $19.997      $22.556        2,980
                              2008       $22.556      $13.140        2,840
                              2009       $13.140      $17.595        2,617
                              2010       $17.595      $18.638        2,461
                              2011       $18.638      $16.275        2,345
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.707            0
                              2003       $10.707      $12.809            0
                              2004       $12.809      $14.361            0
                              2005       $14.361      $13.601            0
                              2006       $13.601      $14.987            0
                              2007       $14.987      $16.253            0
                              2008       $16.253      $16.867            0
                              2009       $16.867      $19.560            0
                              2010       $19.560      $21.874            0
                              2011       $21.874      $21.188            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.398            0
                              2003       $ 9.398      $11.666          891
                              2004       $11.666      $12.171        2,313
                              2005       $12.171      $12.802        2,269
                              2006       $12.802      $12.838        2,017
                              2007       $12.838      $14.629          239
                              2008       $14.629      $ 7.273          239
                              2009       $ 7.273      $11.772          238
                              2010       $11.772      $13.753          237
                              2011       $13.753      $12.580          237
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.289            0
                              2005       $11.289      $11.485          159
                              2006       $11.485      $13.023          150
                              2007       $13.023      $12.427          162
                              2008       $12.427      $ 7.795          190
                              2009       $ 7.795      $ 9.780          184
                              2010       $ 9.780      $11.056          178
                              2011       $11.056      $10.576          184
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.915            0
                              2005       $10.915      $11.452            0
                              2006       $11.452      $12.598            0
                              2007       $12.598      $12.722            0
                              2008       $12.722      $ 9.611            0
                              2009       $ 9.611      $11.503            0
                              2010       $11.503      $12.592            0
                              2011       $12.592      $12.144            0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.639            0
                              2003       $10.639      $13.273          271
                              2004       $13.273      $14.800          260
                              2005       $14.800      $15.867          363
                              2006       $15.867      $17.982          351
                              2007       $17.982      $18.011          355
                              2008       $18.011      $11.930          373
                              2009       $11.930      $14.467          389
                              2010       $14.467      $15.859          407
                              2011       $15.859      $15.146          402

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.077          231
                              2005       $11.077      $12.027          220
                              2006       $12.027      $12.331          228
                              2007       $12.331      $14.167          208
                              2008       $14.167      $ 7.359          272
                              2009       $ 7.359      $11.244          232
                              2010       $11.244      $13.983          211
                              2011       $13.983      $12.385          213
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.253            0
                              2005       $11.253      $12.349            0
                              2006       $12.349      $14.565            0
                              2007       $14.565      $15.346            0
                              2008       $15.346      $ 8.803            0
                              2009       $ 8.803      $11.974            0
                              2010       $11.974      $14.302            0
                              2011       $14.302      $14.104            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.246            0
                              2005       $11.246      $12.324            0
                              2006       $12.324      $14.526            0
                              2007       $14.526      $15.291          217
                              2008       $15.291      $ 8.752          230
                              2009       $ 8.752      $11.900          205
                              2010       $11.900      $14.207          182
                              2011       $14.207      $13.997          171
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.344            0
                              2005       $10.344      $10.240          179
                              2006       $10.240      $10.940          178
                              2007       $10.940      $11.349          762
                              2008       $11.349      $ 9.145          592
                              2009       $ 9.145      $12.001          562
                              2010       $12.001      $13.170          544
                              2011       $13.170      $13.434          500
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.893        2,502
                              2005       $10.893      $11.384        2,504
                              2006       $11.384      $12.752          130
                              2007       $12.752      $13.296          130
                              2008       $13.296      $ 9.267          129
                              2009       $ 9.267      $11.406          129
                              2010       $11.406      $13.266            0
                              2011       $13.266      $12.381            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.877            0
                              2005       $10.877      $10.974            0
                              2006       $10.974      $12.575          276
                              2007       $12.575      $12.708          276
                              2008       $12.708      $ 7.894          275
                              2009       $ 7.894      $ 9.171          275
                              2010       $ 9.171      $10.521            0
                              2011       $10.521      $ 9.656            0
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.125            0
                              2005       $11.125      $11.373            0
                              2006       $11.373      $11.991            0
                              2007       $11.991      $14.208          234
                              2008       $14.208      $ 8.573          233
                              2009       $ 8.573      $12.192          200
                              2010       $12.192      $14.644          177
                              2011       $14.644      $12.871          186
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.108        1,227
                              2005       $11.108      $11.746        1,206
                              2006       $11.746      $12.882          135
                              2007       $12.882      $12.658          135
                              2008       $12.658      $ 7.500          134
                              2009       $ 7.500      $ 9.279          134
                              2010       $ 9.279      $11.373            0
                              2011       $11.373      $10.667            0
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.682            0
                              2003       $10.682      $13.015          823
                              2004       $13.015      $13.962        1,707
                              2005       $13.962      $14.144        1,739
                              2006       $14.144      $15.322        2,000
                              2007       $15.322      $15.491          523
                              2008       $15.491      $ 8.534          551
                              2009       $ 8.534      $10.140          589
                              2010       $10.140      $11.164            0
                              2011       $11.164      $10.951            0
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.239            0
                              2004       $12.239      $12.750            0
                              2005       $12.750      $13.065          140
                              2006       $13.065      $13.747          142
                              2007       $13.747      $15.292          131
                              2008       $15.292      $ 8.119          182
                              2009       $ 8.119      $11.435          157
                              2010       $11.435      $12.195          161
                              2011       $12.195      $11.753          165

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.092             0
                              2005       $10.092      $10.092             0
                              2006       $10.092      $10.348             0
                              2007       $10.348      $10.523         1,183
                              2008       $10.523      $ 6.264         1,180
                              2009       $ 6.264      $ 6.675         1,380
                              2010       $ 6.675      $ 7.258         1,344
                              2011       $ 7.258      $ 7.654         1,171
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.135             0
                              2003       $10.135      $14.147             0
                              2004       $14.147      $16.433             0
                              2005       $16.433      $18.316             0
                              2006       $18.316      $21.005            81
                              2007       $21.005      $21.770            81
                              2008       $21.770      $12.692            81
                              2009       $12.692      $17.282            81
                              2010       $17.282      $19.538             0
                              2011       $19.538      $17.463             0
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.537             0
                              2003       $10.537      $12.063        10,492
                              2004       $12.063      $12.781         7,660
                              2005       $12.781      $12.798         5,440
                              2006       $12.798      $13.411         4,247
                              2007       $13.411      $14.354         1,103
                              2008       $14.354      $11.993           955
                              2009       $11.993      $13.876         1,032
                              2010       $13.876      $15.561         1,017
                              2011       $15.561      $15.305         1,006
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.647             0
                              2003       $10.647      $12.879             0
                              2004       $12.879      $13.683           220
                              2005       $13.683      $13.638           219
                              2006       $13.638      $14.557           219
                              2007       $14.557      $14.155           218
                              2008       $14.155      $ 2.963           218
                              2009       $ 2.963      $ 3.647           217
                              2010       $ 3.647      $ 4.078           217
                              2011       $ 4.078      $ 3.883           216

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.164            0
                              2003       $10.164      $12.557            0
                              2004       $12.557      $13.391            0
                              2005       $13.391      $13.837          396
                              2006       $13.837      $15.516          377
                              2007       $15.516      $15.788          697
                              2008       $15.788      $ 9.468          787
                              2009       $ 9.468      $11.841          765
                              2010       $11.841      $13.401          731
                              2011       $13.401      $13.053          721
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.340            0
                              2003       $10.340      $14.574           78
                              2004       $14.574      $16.972           75
                              2005       $16.972      $18.195           73
                              2006       $18.195      $20.386           70
                              2007       $20.386      $19.639           75
                              2008       $19.639      $11.896           90
                              2009       $11.896      $15.911           85
                              2010       $15.911      $19.131           77
                              2011       $19.131      $18.249           74
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.047            0
                              2003       $10.047      $13.315            0
                              2004       $13.315      $14.371            0
                              2005       $14.371      $15.726            0
                              2006       $15.726      $15.782            0
                              2007       $15.782      $16.349            0
                              2008       $16.349      $ 8.113            0
                              2009       $ 8.113      $10.484            0
                              2010       $10.484      $13.027            0
                              2011       $13.027      $12.836            0
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.141          399
                              2010       $12.141      $13.359          390
                              2011       $13.359      $13.304          371
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.501            0
                              2003       $10.501      $12.009          890
                              2004       $12.009      $12.697        1,652
                              2005       $12.697      $12.903        1,675
                              2006       $12.903      $14.112        1,617
                              2007       $14.112      $13.918            0
                              2008       $13.918      $ 8.061            0
                              2009       $ 8.061      $ 9.895            0
                              2010       $ 9.895      $10.716            0
                              2011       $10.716      $10.761            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.374            0
                              2003       $10.374      $12.356            0
                              2004       $12.374      $13.173            0
                              2005       $13.173      $13.770            0
                              2006       $13.770      $15.186            0
                              2007       $15.186      $15.272            0
                              2008       $15.272      $ 9.950            0
                              2009       $ 9.950      $13.145            0
                              2010       $13.145      $14.730            0
                              2011       $14.730      $14.334            0
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.711            0
                              2003       $ 9.711      $11.233          968
                              2004       $11.233      $11.758        1,865
                              2005       $11.758      $13.006        1,679
                              2006       $13.006      $13.064        1,675
                              2007       $13.064      $12.687            0
                              2008       $12.687      $10.279            0
                              2009       $10.279      $12.656            0
                              2010       $12.656      $12.671            0
                              2011       $12.671      $12.236            0
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.455            0
                              2003       $11.455      $13.971            0
                              2004       $13.971      $16.600            0
                              2005       $16.600      $17.612            0
                              2006       $17.612      $21.862            0
                              2007       $21.862      $25.619            0
                              2008       $25.619      $17.400            0
                              2009       $17.400      $18.252            0
                              2010       $18.252      $18.161            0
                              2011       $18.161      $16.786            0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.784            0
                              2003       $10.784      $13.422            0
                              2004       $13.784      $14.572            0
                              2005       $14.572      $14.984            0
                              2006       $14.984      $16.971            0
                              2007       $16.971      $15.579            0
                              2008       $15.579      $ 9.331            0
                              2009       $ 9.331      $11.836            0
                              2010       $11.836      $13.228            0
                              2011       $13.228      $12.326            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.727             0
                              2003       $10.727      $13.263            88
                              2004       $13.263      $14.326            87
                              2005       $14.326      $14.432            92
                              2006       $14.432      $15.587            93
                              2007       $15.587      $15.653           307
                              2008       $15.653      $11.307           257
                              2009       $11.307      $16.593           228
                              2010       $16.593      $18.490           218
                              2011       $18.490      $18.385           205
 PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.172             0
                              2003       $10.172      $10.378        11,776
                              2004       $10.378      $10.590         8,580
                              2005       $10.590      $10.593         5,851
                              2006       $10.593      $10.819         4,498
                              2007       $10.819      $11.122         1,421
                              2008       $11.122      $ 8.267         1,248
                              2009       $ 8.267      $11.847         1,090
                              2010       $11.847      $12.718         1,090
                              2011       $12.718      $13.049         1,009
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.590             0
                              2003       $10.590      $13.300           180
                              2004       $13.300      $15.100           171
                              2005       $15.100      $16.555           164
                              2006       $16.555      $20.662           143
                              2007       $20.662      $21.875           283
                              2008       $21.875      $11.979           336
                              2009       $11.979      $14.588           340
                              2010       $14.588      $15.684           357
                              2011       $15.684      $12.730           395
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.394             0
                              2003       $10.394      $12.912             0
                              2004       $12.912      $14.211             0
                              2005       $14.211      $15.109             0
                              2006       $15.109      $16.822             0
                              2007       $16.822      $15.585             0
                              2008       $15.585      $ 9.205             0
                              2009       $ 9.205      $11.767             0
                              2010       $11.767      $13.098             0
                              2011       $13.098      $12.804             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.972            0
                              2003       $ 9.972      $ 9.792          116
                              2004       $ 9.792      $ 9.631          129
                              2005       $ 9.631      $ 9.649          705
                              2006       $ 9.649      $ 9.843          740
                              2007       $ 9.843      $10.077        1,075
                              2008       $10.077      $10.099          716
                              2009       $10.099      $ 9.888          930
                              2010       $ 9.888      $ 9.665        1,025
                              2011       $ 9.665      $ 9.446        1,013
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.365            0
                              2003       $10.365      $13.413          790
                              2004       $13.413      $14.457        1,543
                              2005       $14.457      $15.540        1,456
                              2006       $15.540      $16.485        1,389
                              2007       $16.485      $17.030            0
                              2008       $17.030      $10.192            0
                              2009       $10.192      $13.159            0
                              2010       $13.159      $15.373            0
                              2011       $15.373      $14.258            0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.189            0
                              2003       $11.189      $14.484            0
                              2004       $14.484      $16.336            0
                              2005       $16.336      $16.904          108
                              2006       $16.904      $19.163          102
                              2007       $19.163      $17.806          346
                              2008       $17.806      $ 9.611          414
                              2009       $ 9.611      $ 9.041            0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.628            0
                              2003       $10.628      $13.015            0
                              2004       $13.015      $13.679            0
                              2005       $13.679      $14.036            0
                              2006       $14.036      $15.267            0
                              2007       $15.267      $14.999            0
                              2008       $14.999      $ 9.006            0
                              2009       $ 9.006      $11.720            0
                              2010       $11.720      $13.328            0
                              2011       $13.328      $12.795            0
 PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.359            0
                              2003       $10.359      $13.479            0
                              2004       $13.479      $15.621            0
                              2005       $15.621      $17.118            0
                              2006       $17.118      $17.639            0
                              2007       $17.639      $17.890            0
                              2008       $17.890      $ 9.518            0
                              2009       $ 9.518      $12.904            0
                              2010       $12.904      $14.670            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.096            0
                              2003       $10.096      $12.322        9,044
                              2004       $12.322      $12.646        7,761
                              2005       $12.646      $13.060        5,373
                              2006       $13.060      $13.456        4,506
                              2007       $13.456      $13.872          322
                              2008       $13.872      $ 8.534          354
                              2009       $ 8.534      $13.667          292
                              2010       $13.667      $16.132          276
                              2011       $16.132      $12.950          300
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.045            0
                              2003       $11.045      $13.788            0
                              2004       $13.788      $14.831            0
                              2005       $14.831      $16.251            0
                              2006       $16.251      $17.595            0
                              2007       $17.595      $18.289            0
                              2008       $18.289      $15.193            0
                              2009       $15.193      $19.316            0
                              2010       $19.316      $20.713            0
                              2011       $20.713      $21.633            0
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $11.019            0
                              2005       $11.019      $12.057            0
                              2006       $12.057      $14.315            0
                              2007       $14.315      $15.354            0
                              2008       $15.354      $10.660            0
                              2009       $10.660      $13.495            0
                              2010       $13.495      $15.039            0
                              2011       $15.039      $16.025            0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.712          138
                              2005       $10.712      $12.112          138
                              2006       $12.112      $12.321          138
                              2007       $12.321      $14.674          137
                              2008       $14.674      $ 7.285          137
                              2009       $ 7.285      $11.785          137
                              2010       $11.785      $14.148          136
                              2011       $14.148      $13.438          136

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.687            0
                              2005       $10.687      $12.059            0
                              2006       $12.059      $12.233            0
                              2007       $12.233      $14.540            0
                              2008       $14.540      $ 7.196            0
                              2009       $ 7.196      $11.612            0
                              2010       $11.612      $13.912            0
                              2011       $13.912      $13.180            0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.786            0
                              2007       $ 9.786      $11.723          495
                              2008       $11.723      $ 6.091          573
                              2009       $ 6.091      $ 9.366          456
                              2010       $ 9.366      $12.106          373
                              2011       $12.106      $10.980          381
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.529            0
                              2004       $13.529      $15.724            0
                              2005       $15.724      $17.345            0
                              2006       $17.345      $18.954            0
                              2007       $18.954      $19.066            0
                              2008       $19.066      $11.096            0
                              2009       $11.096      $15.899            0
                              2010       $15.899      $19.662            0
                              2011       $19.662      $17.538            0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.687            0
                              2003       $10.687      $14.421          734
                              2004       $14.421      $19.174        1,193
                              2005       $19.174      $21.875        1,047
                              2006       $21.875      $29.428          799
                              2007       $29.428      $23.784            0
                              2008       $23.784      $14.395            0
                              2009       $14.395      $18.072            0
                              2010       $18.072      $22.873            0
                              2011       $22.873      $23.616            0
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.825            0
                              2005       $ 9.825      $ 9.834            0
                              2006       $ 9.834      $10.010            0
                              2007       $10.010      $10.215            0
                              2008       $10.215      $10.160            0
                              2009       $10.160      $ 9.936            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT
  OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.15


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.217             0
                              2007       $10.217      $11.703        32,743
                              2008       $11.703      $ 6.550             0
                              2009       $ 6.550      $ 8.665             0
                              2010       $ 8.665      $ 9.895         3,165
                              2011       $ 9.895      $ 9.395         3,238
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.408             0
                              2007       $10.408      $11.019             0
                              2008       $11.019      $ 8.053             0
                              2009       $ 8.053      $ 9.748             0
                              2010       $ 9.748      $10.715             0
                              2011       $10.715      $10.420             0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.438             0
                              2007       $10.438      $11.208             0
                              2008       $11.208      $ 7.355             0
                              2009       $ 7.355      $ 9.234             0
                              2010       $ 9.234      $10.310             0
                              2011       $10.310      $ 9.944             0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.446             0
                              2007       $10.446      $11.331             0
                              2008       $11.331      $ 6.841             0
                              2009       $ 6.841      $ 8.765             0
                              2010       $ 8.765      $ 9.920             0
                              2011       $ 9.920      $ 9.414             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.299             0
                              2007       $10.299      $10.652             0
                              2008       $10.652      $ 9.289             0
                              2009       $ 9.289      $10.400             0
                              2010       $10.400      $10.893             0
                              2011       $10.893      $10.787             0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.696             0
                              2007       $ 9.696      $11.581             0
                              2008       $11.581      $ 6.246             0
                              2009       $ 6.246      $ 8.809             0
                              2010       $ 8.809      $10.304             0
                              2011       $10.304      $10.109             0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.768             0
                              2007       $10.768      $11.060         3,998
                              2008       $11.060      $ 6.787             0
                              2009       $ 6.787      $ 8.372             0
                              2010       $ 8.372      $ 9.380             0
                              2011       $ 9.380      $ 9.325         1,688
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.828         8,266
                              2007       $ 9.828      $11.069        46,635
                              2008       $11.069      $ 6.528        11,201
                              2009       $ 6.528      $ 8.910         9,710
                              2010       $ 8.910      $11.187         1,872
                              2011       $11.187      $ 9.740             0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.689      $13.316         9,439
                              2004       $13.316      $14.385        19,491
                              2005       $14.385      $14.543        26,635
                              2006       $14.543      $16.584        21,592
                              2007       $16.584      $15.593        17,200
                              2008       $15.593      $ 9.876        13,134
                              2009       $ 9.876      $12.206         7,733
                              2010       $12.206      $13.909         6,385
                              2011       $13.909      $13.911         6,606
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.183             0
                              2005       $11.183      $11.097             0
                              2006       $11.097      $12.815         2,117
                              2007       $12.815      $12.984             0
                              2008       $12.984      $ 8.919             0
                              2009       $ 8.919      $11.812             0
                              2010       $11.812      $12.997         8,581
                              2011       $12.997      $12.996         1,473

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.505             0
                              2005       $10.505      $10.369         7,042
                              2006       $10.369      $11.230        10,074
                              2007       $11.230      $11.650         6,456
                              2008       $11.650      $ 7.448         7,794
                              2009       $ 7.448      $ 9.437         3,277
                              2010       $ 9.437      $10.284         3,180
                              2011       $10.284      $ 9.893         3,107
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.030      $14.480         9,032
                              2004       $14.480      $17.500         9,649
                              2005       $17.500      $18.590        10,285
                              2006       $18.590      $21.239        26,689
                              2007       $21.239      $20.246        16,507
                              2008       $20.246      $13.243        12,296
                              2009       $13.243      $16.704         9,185
                              2010       $16.704      $20.918         9,067
                              2011       $20.918      $19.661         7,899
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.811      $15.457             0
                              2004       $15.457      $16.827             0
                              2005       $16.827      $17.221             0
                              2006       $17.221      $18.281             0
                              2007       $18.281      $19.858             0
                              2008       $19.858      $11.151             0
                              2009       $11.151      $15.636             0
                              2010       $15.636      $19.489             0
                              2011       $19.489      $18.114             0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.200           404
                              2005       $10.200      $10.202           414
                              2006       $10.202      $10.364           441
                              2007       $10.364      $10.789           417
                              2008       $10.789      $11.336        38,631
                              2009       $11.336      $11.414        47,685
                              2010       $11.414      $11.735        46,800
                              2011       $11.735      $12.113        45,496

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.962        19,014
                              2007       $10.962      $11.973        22,609
                              2008       $11.973      $ 8.365        15,810
                              2009       $ 8.365      $10.074        15,105
                              2010       $10.074      $11.015         9,335
                              2011       $11.015      $10.440         2,221
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.590      $12.615         9,807
                              2004       $12.615      $13.876        16,793
                              2005       $13.876      $14.983        17,701
                              2006       $14.983      $17.323        16,904
                              2007       $17.323      $17.504        14,526
                              2008       $17.504      $10.750         6,819
                              2009       $10.750      $13.233         4,473
                              2010       $13.233      $14.371         2,815
                              2011       $14.371      $13.889         2,473
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.665      $16.779         7,104
                              2004       $16.779      $20.436         4,327
                              2005       $20.436      $25.434         6,625
                              2006       $25.434      $31.818         9,219
                              2007       $31.818      $40.013        21,406
                              2008       $40.013      $18.480         6,994
                              2009       $18.480      $31.149         6,506
                              2010       $31.149      $35.771         5,499
                              2011       $35.771      $29.396         3,603
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.368      $13.522         9,892
                              2004       $13.522      $15.652        12,661
                              2005       $15.652      $16.842        14,689
                              2006       $16.842      $19.976        32,069
                              2007       $19.976      $22.521        67,484
                              2008       $22.521      $13.113        23,562
                              2009       $13.113      $17.550        23,017
                              2010       $17.550      $18.580        18,728
                              2011       $18.580      $16.216        15,581
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.573      $12.816             0
                              2004       $12.816      $14.360             0
                              2005       $14.360      $13.593             0
                              2006       $13.593      $14.972             0
                              2007       $14.972      $16.228             0
                              2008       $16.228      $16.832             0
                              2009       $16.832      $19.509             0
                              2010       $19.509      $21.806             0
                              2011       $21.806      $21.112             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.917      $11.671         6,314
                              2004       $11.671      $12.171        11,270
                              2005       $12.171      $12.795        13,409
                              2006       $12.795      $12.824        19,759
                              2007       $12.824      $14.607        31,242
                              2008       $14.607      $ 7.258        20,894
                              2009       $ 7.258      $11.742        18,777
                              2010       $11.742      $13.711        20,728
                              2011       $13.711      $12.535        19,024
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.285            13
                              2005       $11.285      $11.475         3,068
                              2006       $11.475      $13.006        12,321
                              2007       $13.006      $12.404         8,978
                              2008       $12.404      $ 7.776         2,802
                              2009       $ 7.776      $ 9.752           642
                              2010       $ 9.752      $11.019           545
                              2011       $11.019      $10.534           515
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.911           378
                              2005       $10.911      $11.443           369
                              2006       $11.443      $12.581           363
                              2007       $12.581      $12.698           355
                              2008       $12.698      $ 9.588           333
                              2009       $ 9.588      $11.470           333
                              2010       $11.470      $12.549           328
                              2011       $12.549      $12.097             0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.766      $13.279        18,384
                              2004       $13.279      $14.800        20,631
                              2005       $14.800      $15.859        16,708
                              2006       $15.859      $17.963        15,952
                              2007       $17.963      $17.983        13,615
                              2008       $17.983      $11.905        12,805
                              2009       $11.905      $14.430         6,298
                              2010       $14.430      $15.810         6,118
                              2011       $15.810      $15.092         4,833
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.073           543
                              2005       $11.073      $12.017           541
                              2006       $12.017      $12.314           539
                              2007       $12.314      $14.140           537
                              2008       $14.140      $ 7.341           535
                              2009       $ 7.341      $11.212           532
                              2010       $11.212      $13.936           503
                              2011       $13.936      $12.336             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.249         5,681
                              2005       $11.249      $12.339         5,921
                              2006       $12.339      $14.545         6,910
                              2007       $14.545      $15.317         6,780
                              2008       $15.317      $ 8.782         8,044
                              2009       $ 8.782      $11.939         7,606
                              2010       $11.939      $14.253         8,909
                              2011       $14.253      $14.049         8,174
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.242             0
                              2005       $11.242      $12.314             0
                              2006       $12.314      $14.507         8,965
                              2007       $14.507      $15.262        12,347
                              2008       $15.262      $ 8.731        18,974
                              2009       $ 8.731      $11.866        17,687
                              2010       $11.866      $14.159        11,305
                              2011       $14.159      $13.942         8,099
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.343         1,877
                              2005       $10.343      $10.234         7,713
                              2006       $10.234      $10.927         5,379
                              2007       $10.927      $11.330         3,520
                              2008       $11.330      $ 9.125         3,312
                              2009       $ 9.125      $11.969         2,769
                              2010       $11.969      $13.128         4,858
                              2011       $13.128      $13.384         3,161
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.891             0
                              2005       $10.891      $11.376             0
                              2006       $11.376      $12.738         6,339
                              2007       $12.738      $13.274         6,242
                              2008       $13.274      $ 9.247         1,931
                              2009       $ 9.247      $11.376         1,878
                              2010       $11.376      $13.224           419
                              2011       $13.224      $12.335           422
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.875         1,800
                              2005       $10.875      $10.967         1,014
                              2006       $10.967      $12.561             0
                              2007       $12.561      $12.687             0
                              2008       $12.687      $ 7.877         1,536
                              2009       $ 7.877      $ 9.146         1,674
                              2010       $ 9.146      $10.488         1,698
                              2011       $10.488      $ 9.620         1,616

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.123             9
                              2005       $11.123      $11.366            54
                              2006       $11.366      $11.977        15,641
                              2007       $11.977      $14.184        46,502
                              2008       $14.184      $ 8.554        10,707
                              2009       $ 8.554      $12.159        10,269
                              2010       $12.159      $14.597         9,542
                              2011       $14.597      $12.824         5,656
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.106         3,007
                              2005       $11.106      $11.739        12,765
                              2006       $11.739      $12.867         8,745
                              2007       $12.867      $12.637         6,909
                              2008       $12.637      $ 7.484         6,360
                              2009       $ 7.484      $ 9.254         3,921
                              2010       $ 9.254      $11.336         5,197
                              2011       $11.336      $10.627         2,700
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.095      $13.021             0
                              2004       $13.021      $13.962         1,567
                              2005       $13.962      $14.137         2,333
                              2006       $14.137      $15.306         2,029
                              2007       $15.306      $15.467         2,014
                              2008       $15.467      $ 8.516         1,285
                              2009       $ 8.516      $10.114         1,318
                              2010       $10.114      $11.129         1,313
                              2011       $11.129      $10.911         1,286
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.235           275
                              2004       $12.235      $12.739         5,440
                              2005       $12.739      $13.047        16,685
                              2006       $13.047      $13.721        10,355
                              2007       $13.721      $15.255        12,457
                              2008       $15.255      $ 8.095         7,171
                              2009       $ 8.095      $11.396         4,578
                              2010       $11.396      $12.147         4,361
                              2011       $12.147      $11.701         4,035
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.091             0
                              2005       $10.091      $10.085             0
                              2006       $10.085      $10.336         1,443
                              2007       $10.336      $10.505         1,486
                              2008       $10.505      $ 6.251         1,593
                              2009       $ 6.251      $ 6.657         1,917
                              2010       $ 6.657      $ 7.234         1,939
                              2011       $ 7.234      $ 7.626         1,784

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.070      $14.154           999
                              2004       $14.154      $16.433         6,411
                              2005       $16.433      $18.306         7,622
                              2006       $18.306      $20.984         5,405
                              2007       $20.984      $21.736         4,411
                              2008       $21.736      $12.666         1,478
                              2009       $12.666      $17.237         1,477
                              2010       $17.237      $19.477         1,476
                              2011       $19.477      $17.400         1,475
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.233      $12.069         5,288
                              2004       $12.069      $12.780        15,035
                              2005       $12.780      $12.792        27,673
                              2006       $12.792      $13.397        40,404
                              2007       $13.397      $14.331        31,785
                              2008       $14.331      $11.969        31,688
                              2009       $11.969      $13.840        26,131
                              2010       $13.840      $15.513        28,788
                              2011       $15.513      $15.249        26,509
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.717      $12.885         1,259
                              2004       $12.885      $13.683         4,444
                              2005       $13.683      $13.631         4,618
                              2006       $13.631      $14.541         4,301
                              2007       $14.541      $14.133         4,030
                              2008       $14.133      $ 2.957         6,872
                              2009       $ 2.957      $ 3.637         6,420
                              2010       $ 3.637      $ 4.065         9,784
                              2011       $ 4.065      $ 3.869         3,537
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.451      $12.563        25,624
                              2004       $12.563      $13.391        11,415
                              2005       $13.391      $13.829        19,524
                              2006       $13.829      $15.500        24,527
                              2007       $15.500      $15.764        19,099
                              2008       $15.764      $ 9.448        28,507
                              2009       $ 9.448      $11.810        22,851
                              2010       $11.810      $13.359        14,559
                              2011       $13.359      $13.006        13,472

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.701      $14.581         4,279
                              2004       $14.581      $16.971         7,490
                              2005       $16.971      $18.186        10,717
                              2006       $18.186      $20.365        18,815
                              2007       $20.365      $19.609        17,633
                              2008       $19.609      $11.872        14,648
                              2009       $11.872      $15.870        12,645
                              2010       $15.870      $19.072        12,199
                              2011       $19.072      $18.183        10,245
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.328      $12.321         9,108
                              2004       $12.321      $14.371         7,285
                              2005       $14.371      $15.718         7,525
                              2006       $15.718      $15.765        13,746
                              2007       $15.765      $16.324        11,803
                              2008       $16.324      $ 8.096        11,460
                              2009       $ 8.096      $10.457         9,000
                              2010       $10.457      $12.987         8,577
                              2011       $12.987      $12.790         6,611
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.110         7,918
                              2010       $12.110      $13.317         4,227
                              2011       $13.317      $13.256         4,808
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.669      $12.015           459
                              2004       $12.015      $12.697           788
                              2005       $12.697      $12.896           828
                              2006       $12.896      $14.097           823
                              2007       $14.097      $13.897           821
                              2008       $13.897      $ 8.045           446
                              2009       $ 8.045      $ 9.870           442
                              2010       $ 9.870      $10.682           444
                              2011       $10.682      $10.722            55
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.739      $12.362         4,478
                              2004       $12.362      $13.173         7,117
                              2005       $13.173      $13.763         7,789
                              2006       $13.763      $15.170         7,483
                              2007       $15.170      $15.248         5,390
                              2008       $15.248      $ 9.929         5,189
                              2009       $ 9.929      $13.111         3,553
                              2010       $13.111      $14.685         3,531
                              2011       $14.685      $14.282         3,156

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.221      $11.239           486
                              2004       $11.239      $11.758         1,842
                              2005       $11.758      $12.999         2,363
                              2006       $12.999      $13.050         3,346
                              2007       $13.050      $12.667         3,518
                              2008       $12.667      $10.258         2,819
                              2009       $10.258      $12.623         3,218
                              2010       $12.623      $12.632         4,412
                              2011       $12.632      $12.192         4,494
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.633      $13.978             0
                              2004       $13.978      $16.600             0
                              2005       $16.600      $17.603             0
                              2006       $17.603      $21.840             0
                              2007       $21.840      $25.579             0
                              2008       $25.579      $17.364             0
                              2009       $17.364      $18.205             0
                              2010       $18.205      $18.105             0
                              2011       $18.105      $16.726             0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.980      $13.429         1,712
                              2004       $13.429      $14.572         3,707
                              2005       $14.572      $14.976         2,941
                              2006       $14.976      $16.954         2,897
                              2007       $16.954      $15.555         3,301
                              2008       $15.555      $ 9.312         3,106
                              2009       $ 9.312      $11.805         3,275
                              2010       $11.805      $13.187         3,484
                              2011       $13.187      $12.281         3,547
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.851      $13.270         3,849
                              2004       $13.270      $14.325         7,971
                              2005       $14.325      $14.424         8,365
                              2006       $14.424      $15.570         7,902
                              2007       $15.570      $15.629         7,905
                              2008       $15.629      $11.284         6,817
                              2009       $11.284      $16.551         6,473
                              2010       $16.551      $18.433         7,219
                              2011       $18.433      $18.319         6,756
 PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.344      $10.383         3,591
                              2004       $10.383      $10.590         9,755
                              2005       $10.590      $10.587        17,586
                              2006       $10.587      $10.807        21,249
                              2007       $10.807      $11.105        14,789
                              2008       $11.105      $ 8.250        13,861
                              2009       $ 8.250      $11.816         8,869
                              2010       $11.816      $12.679         7,468
                              2011       $12.679      $13.002         6,744

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.562      $13.307         1,575
                              2004       $13.307      $15.100         1,793
                              2005       $15.100      $16.546         2,678
                              2006       $16.546      $20.640        23,947
                              2007       $20.640      $21.841        24,842
                              2008       $21.841      $11.954        10,114
                              2009       $11.954      $14.550        11,576
                              2010       $14.550      $15.635         6,598
                              2011       $15.635      $12.684         4,676
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.679      $12.918             0
                              2004       $12.918      $14.211             0
                              2005       $14.211      $15.101             0
                              2006       $15.101      $16.804             0
                              2007       $16.804      $15.561             0
                              2008       $15.561      $ 9.186             0
                              2009       $ 9.186      $11.737             0
                              2010       $11.737      $13.058             0
                              2011       $13.058      $12.758         1,233
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.925      $ 9.797           517
                              2004       $ 9.797      $ 9.631        43,551
                              2005       $ 9.631      $ 9.644        59,106
                              2006       $ 9.644      $ 9.833        62,338
                              2007       $ 9.833      $10.061        70,602
                              2008       $10.061      $10.078       332,949
                              2009       $10.078      $ 9.863        49,847
                              2010       $ 9.863      $ 9.636         7,132
                              2011       $ 9.636      $ 9.412         3,046
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.966      $13.420           426
                              2004       $13.420      $14.457         1,155
                              2005       $14.457      $15.532           432
                              2006       $15.532      $16.468           440
                              2007       $16.468      $17.003           433
                              2008       $17.003      $10.171           434
                              2009       $10.171      $13.125           436
                              2010       $13.125      $15.325           798
                              2011       $15.325      $14.207           798

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.307      $14.491         4,257
                              2004       $14.491      $16.336         8,573
                              2005       $16.336      $16.895        10,862
                              2006       $16.895      $19.143         9,776
                              2007       $19.143      $17.779         9,363
                              2008       $17.779      $ 9.591         9,703
                              2009       $ 9.591      $ 9.022             0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.828      $13.021             0
                              2004       $13.021      $13.678             0
                              2005       $13.678      $14.029             0
                              2006       $14.029      $15.251             0
                              2007       $15.251      $14.976             0
                              2008       $14.976      $ 8.987             0
                              2009       $ 8.987      $11.690             0
                              2010       $11.690      $13.286             0
                              2011       $13.286      $12.749             0
 PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.785      $13.485           238
                              2004       $13.485      $15.620         1,263
                              2005       $15.620      $17.109         1,867
                              2006       $17.109      $17.621         1,853
                              2007       $17.621      $17.862           366
                              2008       $17.862      $ 9.498           379
                              2009       $ 9.498      $12.871           392
                              2010       $12.871      $14.627             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.566      $12.328        16,725
                              2004       $12.328      $12.645        21,243
                              2005       $12.645      $13.054        17,261
                              2006       $13.054      $13.442        18,439
                              2007       $13.442      $13.850        12,788
                              2008       $13.850      $ 8.517        11,434
                              2009       $ 8.517      $13.632         8,772
                              2010       $13.632      $16.082         7,421
                              2011       $16.082      $12.903         6,819
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.275      $13.795             0
                              2004       $13.795      $14.830         1,476
                              2005       $14.830      $16.242         3,061
                              2006       $16.242      $17.577         3,198
                              2007       $17.577      $18.261         1,408
                              2008       $18.261      $15.162         5,109
                              2009       $15.162      $19.266         5,418
                              2010       $19.266      $20.649         2,419
                              2011       $20.649      $21.555         1,047

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.013             7
                              2005       $11.013      $12.044           774
                              2006       $12.044      $14.293        21,010
                              2007       $14.293      $15.322        11,365
                              2008       $15.322      $10.633        10,648
                              2009       $10.633      $13.454        11,762
                              2010       $13.454      $14.985         7,141
                              2011       $14.985      $15.960         1,838
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.708         1,923
                              2005       $10.708      $12.102         1,816
                              2006       $12.102      $12.304         1,826
                              2007       $12.304      $14.647         1,488
                              2008       $14.647      $ 7.268         1,527
                              2009       $ 7.268      $11.751         1,454
                              2010       $11.751      $14.100         1,367
                              2011       $14.100      $13.385           384
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.683         1,354
                              2005       $10.683      $12.049         6,674
                              2006       $12.049      $12.216             0
                              2007       $12.216      $14.513             0
                              2008       $14.513      $ 7.179             0
                              2009       $ 7.179      $11.578             0
                              2010       $11.578      $13.864             0
                              2011       $13.864      $13.129             0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.783         9,091
                              2007       $ 9.783      $11.713       109,479
                              2008       $11.713      $ 6.083         2,678
                              2009       $ 6.083      $ 9.349         2,479
                              2010       $ 9.349      $12.077           455
                              2011       $12.077      $10.948           489
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.524           199
                              2004       $13.524      $15.711           678
                              2005       $15.711      $17.321         3,079
                              2006       $17.321      $18.919         3,447
                              2007       $18.919      $19.021         2,651
                              2008       $19.021      $11.064         1,394
                              2009       $11.064      $15.845         1,248
                              2010       $15.845      $19.584         1,487
                              2011       $19.584      $17.460         1,458

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.366      $14.429         2,890
                              2004       $14.429      $19.174         4,667
                              2005       $19.174      $21.864         4,859
                              2006       $21.864      $29.398        18,469
                              2007       $29.398      $23.747        11,729
                              2008       $23.747      $14.365         8,527
                              2009       $14.365      $18.026         8,234
                              2010       $18.026      $22.802         6,873
                              2011       $22.802      $23.531         5,465
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.820         3,095
                              2005       $ 9.820      $ 9.824         2,463
                              2006       $ 9.824      $ 9.994         2,465
                              2007       $ 9.994      $10.194         2,277
                              2008       $10.194      $10.134        22,200
                              2009       $10.134      $ 9.906             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003,
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.25


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.210          0
                              2007       $10.210      $11.683          0
                              2008       $11.683      $ 6.532          0
                              2009       $ 6.532      $ 8.633          0
                              2010       $ 8.633      $ 9.848          0
                              2011       $ 9.848      $ 9.340          0
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.401          0
                              2007       $10.401      $11.000          0
                              2008       $11.000      $ 8.031          0
                              2009       $ 8.031      $ 9.711          0
                              2010       $ 9.711      $10.663          0
                              2011       $10.663      $10.359          0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.430          0
                              2007       $10.430      $11.189          0
                              2008       $11.189      $ 7.335          0
                              2009       $ 7.335      $ 9.199          0
                              2010       $ 9.199      $10.261          0
                              2011       $10.261      $ 9.887          0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.439          0
                              2007       $10.439      $11.311          0
                              2008       $11.311      $ 6.823          0
                              2009       $ 6.823      $ 8.732          0
                              2010       $ 8.732      $ 9.872          0
                              2011       $ 9.872      $ 9.359          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.292          0
                              2007       $10.292      $10.634          0
                              2008       $10.634      $ 9.264          0
                              2009       $ 9.264      $10.361          0
                              2010       $10.361      $10.841          0
                              2011       $10.841      $10.724          0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.690          0
                              2007       $ 9.690      $11.561          0
                              2008       $11.561      $ 6.229          0
                              2009       $ 6.229      $ 8.776          0
                              2010       $ 8.776      $10.255          0
                              2011       $10.255      $10.050          0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.761          0
                              2007       $10.761      $11.041          0
                              2008       $11.041      $ 6.769          0
                              2009       $ 6.769      $ 8.340          0
                              2010       $ 8.340      $ 9.335          0
                              2011       $ 9.335      $ 9.271          0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.821          0
                              2007       $ 9.821      $11.050          0
                              2008       $11.050      $ 6.510          0
                              2009       $ 6.510      $ 8.876          0
                              2010       $ 8.876      $11.134          0
                              2011       $11.134      $ 9.684          0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.681      $13.296          0
                              2004       $13.296      $14.349          0
                              2005       $14.349      $14.492          0
                              2006       $14.492      $16.508          0
                              2007       $16.508      $15.506          0
                              2008       $15.506      $ 9.811          0
                              2009       $ 9.811      $12.113          0
                              2010       $12.113      $13.789          0
                              2011       $13.789      $13.777          0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.175          0
                              2005       $11.175      $11.078          0
                              2006       $11.078      $12.780          0
                              2007       $12.780      $12.935          0
                              2008       $12.935      $ 8.877          0
                              2009       $ 8.877      $11.743          0
                              2010       $11.743      $12.909          0
                              2011       $12.909      $12.895          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.503          0
                              2005       $10.503      $10.356          0
                              2006       $10.356      $11.205          0
                              2007       $11.205      $11.611          0
                              2008       $11.611      $ 7.416          0
                              2009       $ 7.416      $ 9.386          0
                              2010       $ 9.386      $10.219          0
                              2011       $10.219      $ 9.820          0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.021      $14.458          0
                              2004       $14.458      $17.455          0
                              2005       $17.455      $18.524          0
                              2006       $18.524      $21.142          0
                              2007       $21.142      $20.132          0
                              2008       $20.132      $13.156          0
                              2009       $13.156      $16.577          0
                              2010       $16.577      $20.737          0
                              2011       $20.737      $19.471          0
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.801      $15.433          0
                              2004       $15.433      $16.784          0
                              2005       $16.784      $17.160          0
                              2006       $17.160      $18.198          0
                              2007       $18.198      $19.747          0
                              2008       $19.747      $11.078          0
                              2009       $11.078      $15.517          0
                              2010       $15.517      $19.320          0
                              2011       $19.320      $17.939          0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.193          0
                              2005       $10.193      $10.184          0
                              2006       $10.184      $10.336          0
                              2007       $10.336      $10.748          0
                              2008       $10.748      $11.282          0
                              2009       $11.282      $11.347          0
                              2010       $11.347      $11.656          0
                              2011       $11.656      $12.018          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.955          0
                              2007       $10.955      $11.952          0
                              2008       $11.952      $ 8.342          0
                              2009       $ 8.342      $10.036          0
                              2010       $10.036      $10.963          0
                              2011       $10.963      $10.379          0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.581      $12.596          0
                              2004       $12.596      $13.841          0
                              2005       $13.841      $14.929          0
                              2006       $14.929      $17.243          0
                              2007       $17.243      $17.406          0
                              2008       $17.406      $10.679          0
                              2009       $10.679      $13.132          0
                              2010       $13.132      $14.247          0
                              2011       $14.247      $13.755          0
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.655      $16.754          0
                              2004       $16.754      $20.384          0
                              2005       $20.384      $25.344          0
                              2006       $25.344      $31.673          0
                              2007       $31.673      $39.789          0
                              2008       $39.789      $18.358          0
                              2009       $18.358      $30.911          0
                              2010       $30.911      $35.462          0
                              2011       $35.462      $29.112          0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.359      $13.501          0
                              2004       $13.501      $15.612          0
                              2005       $15.612      $16.782          0
                              2006       $16.782      $19.885          0
                              2007       $19.885      $22.395          0
                              2008       $22.395      $13.026          0
                              2009       $13.026      $17.416          0
                              2010       $17.416      $18.420          0
                              2011       $18.420      $16.060          0
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.563      $12.796          0
                              2004       $12.796      $14.324          0
                              2005       $14.324      $13.545          0
                              2006       $13.545      $14.903          0
                              2007       $14.903      $16.137          0
                              2008       $16.137      $16.721          0
                              2009       $16.721      $19.360          0
                              2010       $19.360      $21.617          0
                              2011       $21.617      $20.908          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.909      $11.654          0
                              2004       $11.654      $12.140          0
                              2005       $12.140      $12.749          0
                              2006       $12.749      $12.765          0
                              2007       $12.765      $14.525          0
                              2008       $14.525      $ 7.210          0
                              2009       $ 7.210      $11.652          0
                              2010       $11.652      $13.592          0
                              2011       $13.592      $12.414          0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.278          0
                              2005       $11.278      $11.456          0
                              2006       $11.456      $12.970          0
                              2007       $12.970      $12.357          0
                              2008       $12.357      $ 7.739          0
                              2009       $ 7.739      $ 9.695          0
                              2010       $ 9.695      $10.944          0
                              2011       $10.944      $10.452          0
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.903          0
                              2005       $10.903      $11.423          0
                              2006       $11.423      $12.547          0
                              2007       $12.547      $12.650          0
                              2008       $12.650      $ 9.542          0
                              2009       $ 9.542      $11.403          0
                              2010       $11.403      $12.464          0
                              2011       $12.464      $12.002          0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.757      $13.259          0
                              2004       $13.259      $14.762          0
                              2005       $14.762      $15.803          0
                              2006       $15.803      $17.881          0
                              2007       $17.881      $17.883          0
                              2008       $17.883      $11.826          0
                              2009       $11.826      $14.319          0
                              2010       $14.319      $15.673          0
                              2011       $15.673      $14.946          0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.066          0
                              2005       $11.066      $11.996          0
                              2006       $11.996      $12.280          0
                              2007       $12.280      $14.087          0
                              2008       $14.087      $ 7.306          0
                              2009       $ 7.306      $11.147          0
                              2010       $11.147      $13.841          0
                              2011       $13.841      $12.240          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.241          0
                              2005       $11.241      $12.318          0
                              2006       $12.318      $14.505          0
                              2007       $14.505      $15.260          0
                              2008       $15.260      $ 8.740          0
                              2009       $ 8.740      $11.870          0
                              2010       $11.870      $14.156          0
                              2011       $14.156      $13.939          0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.234          0
                              2005       $11.234      $12.293          0
                              2006       $12.293      $14.467          0
                              2007       $14.467      $15.205          0
                              2008       $15.205      $ 8.689          0
                              2009       $ 8.689      $11.797          0
                              2010       $11.797      $14.062          0
                              2011       $14.062      $13.833          0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.340          0
                              2005       $10.340      $10.221          0
                              2006       $10.221      $10.902          0
                              2007       $10.902      $11.293          0
                              2008       $11.293      $ 9.085          0
                              2009       $ 9.085      $11.905          0
                              2010       $11.905      $13.045          0
                              2011       $13.045      $13.285          0
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.888          0
                              2005       $10.888      $11.362          0
                              2006       $11.362      $12.709          0
                              2007       $12.709      $13.230          0
                              2008       $13.230      $ 9.206          0
                              2009       $ 9.206      $11.315          0
                              2010       $11.315      $13.139          0
                              2011       $13.139      $12.244          0
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.873          0
                              2005       $10.873      $10.953          0
                              2006       $10.953      $12.532          0
                              2007       $12.532      $12.645          0
                              2008       $12.645      $ 7.843          0
                              2009       $ 7.843      $ 9.097          0
                              2010       $ 9.097      $10.421          0
                              2011       $10.421      $ 9.549          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.120          0
                              2005       $11.120      $11.351          0
                              2006       $11.351      $11.949          0
                              2007       $11.949      $14.137          0
                              2008       $14.137      $ 8.517          0
                              2009       $ 8.517      $12.094          0
                              2010       $12.094      $14.504          0
                              2011       $14.504      $12.729          0
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.103          0
                              2005       $11.103      $11.724          0
                              2006       $11.724      $12.838          0
                              2007       $12.838      $12.595          0
                              2008       $12.595      $ 7.452          0
                              2009       $ 7.452      $ 9.205          0
                              2010       $ 9.205      $11.264          0
                              2011       $11.264      $10.549          0
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.085      $13.001          0
                              2004       $13.001      $13.926          0
                              2005       $13.926      $14.086          0
                              2006       $14.086      $15.236          0
                              2007       $15.236      $15.380          0
                              2008       $15.380      $ 8.460          0
                              2009       $ 8.460      $10.036          0
                              2010       $10.036      $11.033          0
                              2011       $11.033      $10.806          0
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.227          0
                              2004       $12.227      $12.718          0
                              2005       $12.718      $13.011          0
                              2006       $13.011      $13.670          0
                              2007       $13.670      $15.183          0
                              2008       $15.183      $ 8.048          0
                              2009       $ 8.048      $11.319          0
                              2010       $11.319      $12.052          0
                              2011       $12.052      $11.597          0
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.088          0
                              2005       $10.088      $10.073          0
                              2006       $10.073      $10.312          0
                              2007       $10.312      $10.471          0
                              2008       $10.471      $ 6.223          0
                              2009       $ 6.223      $ 6.621          0
                              2010       $ 6.621      $ 7.188          0
                              2011       $ 7.188      $ 7.569          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.062      $14.133          0
                              2004       $14.133      $16.391          0
                              2005       $16.391      $18.241          0
                              2006       $18.241      $20.888          0
                              2007       $20.888      $21.614          0
                              2008       $21.614      $12.582          0
                              2009       $12.582      $17.105          0
                              2010       $17.105      $19.309          0
                              2011       $19.309      $17.232          0
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.224      $12.050          0
                              2004       $12.050      $12.748          0
                              2005       $12.748      $12.746          0
                              2006       $12.746      $13.336          0
                              2007       $13.336      $14.251          0
                              2008       $14.251      $11.889          0
                              2009       $11.889      $13.735          0
                              2010       $13.735      $15.379          0
                              2011       $15.379      $15.102          0
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.708      $12.866          0
                              2004       $12.866      $13.648          0
                              2005       $13.648      $13.583          0
                              2006       $13.583      $14.475          0
                              2007       $14.475      $14.054          0
                              2008       $14.054      $ 2.937          0
                              2009       $ 2.937      $ 3.610          0
                              2010       $ 3.610      $ 4.030          0
                              2011       $ 4.030      $ 3.831          0
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.442      $12.544          0
                              2004       $12.544      $13.357          0
                              2005       $13.357      $13.780          0
                              2006       $13.780      $15.429          0
                              2007       $15.429      $15.676          0
                              2008       $15.676      $ 9.386          0
                              2009       $ 9.386      $11.720          0
                              2010       $11.720      $13.244          0
                              2011       $13.244      $12.881          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.692      $14.559          0
                              2004       $14.559      $16.928          0
                              2005       $16.928      $18.121          0
                              2006       $18.121      $20.272          0
                              2007       $20.272      $19.499          0
                              2008       $19.499      $11.793          0
                              2009       $11.793      $15.749          0
                              2010       $15.749      $18.907          0
                              2011       $18.907      $18.007          0
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.319      $12.302          0
                              2004       $12.302      $14.334          0
                              2005       $14.334      $15.662          0
                              2006       $15.662      $15.693          0
                              2007       $15.693      $16.232          0
                              2008       $16.232      $ 8.042          0
                              2009       $ 8.042      $10.377          0
                              2010       $10.377      $12.874          0
                              2011       $12.874      $12.666          0
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.017          0
                              2010       $12.017      $13.202          0
                              2011       $13.202      $13.128          0
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.660      $11.997          0
                              2004       $11.997      $12.665          0
                              2005       $12.665      $12.851          0
                              2006       $12.851      $14.033          0
                              2007       $14.033      $13.819          0
                              2008       $13.819      $ 7.991          0
                              2009       $ 7.991      $ 9.794          0
                              2010       $ 9.794      $10.590          0
                              2011       $10.590      $10.618          0
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.730      $12.344          0
                              2004       $12.344      $13.139          0
                              2005       $13.139      $13.714          0
                              2006       $13.714      $15.100          0
                              2007       $15.100      $15.163          0
                              2008       $15.163      $ 9.863          0
                              2009       $ 9.863      $13.011          0
                              2010       $13.011      $14.558          0
                              2011       $14.558      $14.144          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.213      $11.222          0
                              2004       $11.222      $11.728          0
                              2005       $11.728      $12.953          0
                              2006       $12.953      $12.991          0
                              2007       $12.991      $12.596          0
                              2008       $12.596      $10.190          0
                              2009       $10.190      $12.527          0
                              2010       $12.527      $12.523          0
                              2011       $12.523      $12.074          0
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.623      $13.957          0
                              2004       $13.957      $16.558          0
                              2005       $16.558      $17.540          0
                              2006       $17.540      $21.740          0
                              2007       $21.740      $25.436          0
                              2008       $25.436      $17.249          0
                              2009       $17.249      $18.066          0
                              2010       $18.066      $17.948          0
                              2011       $17.948      $16.564          0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.971      $13.408          0
                              2004       $13.408      $14.535          0
                              2005       $14.535      $14.923          0
                              2006       $14.923      $16.876          0
                              2007       $16.876      $15.468          0
                              2008       $15.468      $ 9.250          0
                              2009       $ 9.250      $11.715          0
                              2010       $11.715      $13.073          0
                              2011       $13.073      $12.163          0
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.841      $13.249          0
                              2004       $13.249      $14.289          0
                              2005       $14.289      $14.373          0
                              2006       $14.373      $15.499          0
                              2007       $15.499      $15.541          0
                              2008       $15.541      $11.209          0
                              2009       $11.209      $16.424          0
                              2010       $16.424      $18.274          0
                              2011       $18.274      $18.142          0
 PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.335      $10.368          0
                              2004       $10.368      $10.563          0
                              2005       $10.563      $10.549          0
                              2006       $10.549      $10.758          0
                              2007       $10.758      $11.042          0
                              2008       $11.042      $ 8.195          0
                              2009       $ 8.195      $11.726          0
                              2010       $11.726      $12.569          0
                              2011       $12.569      $12.876          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.554      $13.286          0
                              2004       $13.286      $15.062          0
                              2005       $15.062      $16.488          0
                              2006       $16.488      $20.546          0
                              2007       $20.546      $21.719          0
                              2008       $21.719      $11.875          0
                              2009       $11.875      $14.439          0
                              2010       $14.439      $15.500          0
                              2011       $15.500      $12.561          0
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.670      $12.899          0
                              2004       $12.899      $14.175          0
                              2005       $14.175      $15.048          0
                              2006       $15.048      $16.727          0
                              2007       $16.727      $15.474          0
                              2008       $15.474      $ 9.126          0
                              2009       $ 9.126      $11.647          0
                              2010       $11.647      $12.945          0
                              2011       $12.945      $12.635          0
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.917      $ 9.782          0
                              2004       $ 9.782      $ 9.606          0
                              2005       $ 9.606      $ 9.610          0
                              2006       $ 9.610      $ 9.788          0
                              2007       $ 9.788      $10.005          0
                              2008       $10.005      $10.011          0
                              2009       $10.011      $ 9.787          0
                              2010       $ 9.787      $ 9.552          0
                              2011       $ 9.552      $ 9.321          0
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.957      $13.399          0
                              2004       $13.399      $14.420          0
                              2005       $14.420      $15.477          0
                              2006       $15.477      $16.392          0
                              2007       $16.392      $16.908          0
                              2008       $16.908      $10.104          0
                              2009       $10.104      $13.025          0
                              2010       $13.025      $15.193          0
                              2011       $15.193      $14.069          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.298      $14.469          0
                              2004       $14.469      $16.294          0
                              2005       $16.294      $16.835          0
                              2006       $16.835      $19.056          0
                              2007       $19.056      $17.679          0
                              2008       $17.679      $ 9.528          0
                              2009       $ 9.528      $ 8.961          0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.819      $13.002          0
                              2004       $13.002      $13.644          0
                              2005       $13.644      $13.979          0
                              2006       $13.979      $15.182          0
                              2007       $15.182      $14.892          0
                              2008       $14.892      $ 8.928          0
                              2009       $ 8.928      $11.601          0
                              2010       $11.601      $13.171          0
                              2011       $13.171      $12.626          0
 PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.776      $13.465          0
                              2004       $13.465      $15.580          0
                              2005       $15.580      $17.048          0
                              2006       $17.048      $17.540          0
                              2007       $17.540      $17.762          0
                              2008       $17.762      $ 9.436          0
                              2009       $ 9.436      $12.772          0
                              2010       $12.772      $14.504          0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.557      $12.309          0
                              2004       $12.309      $12.613          0
                              2005       $12.613      $13.007          0
                              2006       $13.007      $13.380          0
                              2007       $13.380      $13.773          0
                              2008       $13.773      $ 8.460          0
                              2009       $ 8.460      $13.528          0
                              2010       $13.528      $15.943          0
                              2011       $15.943      $12.778          0
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.265      $13.774          0
                              2004       $13.774      $14.793          0
                              2005       $14.793      $16.184          0
                              2006       $16.184      $17.496          0
                              2007       $17.496      $18.159          0
                              2008       $18.159      $15.062          0
                              2009       $15.062      $19.119          0
                              2010       $19.119      $20.470          0
                              2011       $20.470      $21.347          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $11.002          0
                              2005       $11.002      $12.020          0
                              2006       $12.020      $14.250          0
                              2007       $14.250      $15.260          0
                              2008       $15.260      $10.579          0
                              2009       $10.579      $13.372          0
                              2010       $13.372      $14.878          0
                              2011       $14.878      $15.830          0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.701          0
                              2005       $10.701      $12.081          0
                              2006       $12.081      $12.271          0
                              2007       $12.271      $14.592          0
                              2008       $14.592      $ 7.233          0
                              2009       $ 7.233      $11.683          0
                              2010       $11.683      $14.004          0
                              2011       $14.004      $13.281          0
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.676          0
                              2005       $10.676      $12.028          0
                              2006       $12.028      $12.183          0
                              2007       $12.183      $14.459          0
                              2008       $14.459      $ 7.145          0
                              2009       $ 7.145      $11.511          0
                              2010       $11.511      $13.770          0
                              2011       $13.770      $13.026          0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.776          0
                              2007       $ 9.776      $11.692          0
                              2008       $11.692      $ 6.066          0
                              2009       $ 6.066      $ 9.314          0
                              2010       $ 9.314      $12.019          0
                              2011       $12.019      $10.885          0
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.515          0
                              2004       $13.515      $15.684          0
                              2005       $15.684      $17.274          0
                              2006       $17.274      $18.848          0
                              2007       $18.848      $18.930          0
                              2008       $18.930      $11.000          0
                              2009       $11.000      $15.737          0
                              2010       $15.737      $19.431          0
                              2011       $19.431      $17.306          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.357      $14.407          0
                              2004       $14.407      $19.125          0
                              2005       $19.125      $21.786          0
                              2006       $21.786      $29.263          0
                              2007       $29.263      $23.614          0
                              2008       $23.614      $14.270          0
                              2009       $14.270      $17.888          0
                              2010       $17.888      $22.605          0
                              2011       $22.605      $23.303          0
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.810          0
                              2005       $ 9.810      $ 9.803          0
                              2006       $ 9.803      $ 9.964          0
                              2007       $ 9.964      $10.152          0
                              2008       $10.152      $10.082          0
                              2009       $10.082      $ 9.845          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION
          (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.55


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.259        1,752
                              2007       $10.259      $11.824        4,265
                              2008       $11.824      $ 6.658          184
                              2009       $ 6.658      $ 8.863          182
                              2010       $ 8.863      $10.183          173
                              2011       $10.183      $ 9.727          163
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.451            0
                              2007       $10.451      $11.133            0
                              2008       $11.133      $ 8.186            0
                              2009       $ 8.186      $ 9.970            0
                              2010       $ 9.970      $11.026            0
                              2011       $11.026      $10.788            0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.481            0
                              2007       $10.481      $11.324            0
                              2008       $11.324      $ 7.477        2,217
                              2009       $ 7.477      $ 9.444        2,197
                              2010       $ 9.444      $10.610            0
                              2011       $10.610      $10.296            0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.489            0
                              2007       $10.489      $11.448            0
                              2008       $11.448      $ 6.955            0
                              2009       $ 6.955      $ 8.964            0
                              2010       $ 8.964      $10.208            0
                              2011       $10.208      $ 9.747            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.342             0
                              2007       $10.342      $10.762             0
                              2008       $10.762      $ 9.443             0
                              2009       $ 9.443      $10.637             0
                              2010       $10.637      $11.210             0
                              2011       $11.210      $11.168             0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.736             0
                              2007       $ 9.736      $11.700             0
                              2008       $11.700      $ 6.349             0
                              2009       $ 6.349      $ 9.010             0
                              2010       $ 9.010      $10.604             0
                              2011       $10.604      $10.466             0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.813             0
                              2007       $10.813      $11.174         5,029
                              2008       $11.174      $ 6.900         4,022
                              2009       $ 6.900      $ 8.563         4,222
                              2010       $ 8.563      $ 9.653         2,748
                              2011       $ 9.653      $ 9.655             0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.868             0
                              2007       $ 9.868      $11.183         1,072
                              2008       $11.183      $ 6.636            97
                              2009       $ 6.636      $ 9.113            96
                              2010       $ 9.113      $11.513            91
                              2011       $11.513      $10.085            86
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.850         1,613
                              2003       $10.850      $13.401        20,964
                              2004       $13.401      $14.565        20,500
                              2005       $14.565      $14.815        18,215
                              2006       $14.815      $16.998        13,267
                              2007       $16.998      $16.081         8,105
                              2008       $16.081      $10.248         7,133
                              2009       $10.248      $12.743         6,097
                              2010       $12.743      $14.610         5,963
                              2011       $14.610      $14.702         5,346

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.229           899
                              2005       $11.229      $11.211        12,518
                              2006       $11.211      $13.026        12,724
                              2007       $13.026      $13.279        12,833
                              2008       $13.279      $ 9.178         6,763
                              2009       $ 9.178      $12.229         6,190
                              2010       $12.229      $13.539         6,154
                              2011       $13.539      $13.621         5,253
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.521           634
                              2005       $10.521      $10.448        14,522
                              2006       $10.448      $11.386        17,719
                              2007       $11.386      $11.884        15,163
                              2008       $11.884      $ 7.645        12,513
                              2009       $ 7.645      $ 9.745        11,829
                              2010       $ 9.745      $10.685         9,935
                              2011       $10.685      $10.342         5,207
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.224           453
                              2003       $11.224      $14.572        10,437
                              2004       $14.572      $17.719        11,390
                              2005       $17.719      $18.938        11,370
                              2006       $18.938      $21.769         9,035
                              2007       $21.769      $20.879         9,169
                              2008       $20.879      $13.742         6,914
                              2009       $13.742      $17.439         7,417
                              2010       $17.439      $21.973         6,634
                              2011       $21.973      $20.779         5,803
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.534           668
                              2003       $11.534      $15.554         4,300
                              2004       $15.554      $17.038         3,470
                              2005       $17.038      $17.544         3,700
                              2006       $17.544      $18.738         3,963
                              2007       $18.738      $20.479         3,194
                              2008       $20.479      $11.571         3,227
                              2009       $11.571      $16.324         2,832
                              2010       $16.324      $20.472         2,133
                              2011       $20.472      $19.144           750
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.242             0
                              2005       $10.242      $10.307             0
                              2006       $10.307      $10.535           852
                              2007       $10.535      $11.034           847
                              2008       $11.034      $11.665             0
                              2009       $11.665      $11.817             0
                              2010       $11.817      $12.225             0
                              2011       $12.225      $12.695             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $11.007             0
                              2007       $11.007      $12.096         3,815
                              2008       $12.096      $ 8.504         1,137
                              2009       $ 8.504      $10.304           787
                              2010       $10.304      $11.335           691
                              2011       $11.335      $10.809             0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.323        10,878
                              2003       $10.323      $12.695        31,197
                              2004       $12.695      $14.050        31,373
                              2005       $14.050      $15.263        30,181
                              2006       $15.263      $17.755        19,849
                              2007       $17.755      $18.051        17,373
                              2008       $18.051      $11.155        12,892
                              2009       $11.155      $13.816        12,104
                              2010       $13.816      $15.095        11,363
                              2011       $15.095      $14.679         9,280
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.232             0
                              2003       $11.232      $16.885         1,609
                              2004       $16.885      $20.692         1,852
                              2005       $20.692      $25.910         2,598
                              2006       $25.910      $32.612         2,400
                              2007       $32.612      $41.265         2,534
                              2008       $41.265      $19.175         2,833
                              2009       $19.175      $32.520         2,799
                              2010       $32.520      $37.574         2,554
                              2011       $37.574      $31.067         1,809
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.474        14,593
                              2003       $10.474      $13.607        20,924
                              2004       $13.607      $15.848        21,001
                              2005       $15.848      $17.157        23,909
                              2006       $17.157      $20.475        12,612
                              2007       $20.475      $23.226        12,069
                              2008       $23.226      $13.606         7,990
                              2009       $13.606      $18.322         6,260
                              2010       $18.322      $19.517         6,407
                              2011       $19.517      $17.138         5,880

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.720             0
                              2003       $10.720      $12.897         5,060
                              2004       $12.897      $14.540         5,066
                              2005       $14.540      $13.848         5,227
                              2006       $13.848      $15.345         5,308
                              2007       $15.345      $16.736         4,971
                              2008       $16.736      $17.465         3,554
                              2009       $17.465      $20.368         3,069
                              2010       $20.368      $22.905         2,994
                              2011       $22.905      $22.312         2,273
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.409             0
                              2003       $ 9.409      $11.745         1,027
                              2004       $11.745      $12.323         1,239
                              2005       $12.323      $13.034         2,898
                              2006       $13.034      $13.144         2,623
                              2007       $13.144      $15.064         3,219
                              2008       $15.064      $ 7.532         2,688
                              2009       $ 7.532      $12.258         2,246
                              2010       $12.258      $14.402         1,224
                              2011       $14.402      $13.248             0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.332           890
                              2005       $11.332      $11.593         8,570
                              2006       $11.593      $13.219        10,921
                              2007       $13.219      $12.686         7,430
                              2008       $12.686      $ 8.002         6,359
                              2009       $ 8.002      $10.097         6,093
                              2010       $10.097      $11.478         5,884
                              2011       $11.478      $11.041         5,111
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.956             0
                              2005       $10.956      $11.560             0
                              2006       $11.560      $12.788             0
                              2007       $12.788      $12.987             0
                              2008       $12.987      $ 9.866             0
                              2009       $ 9.866      $11.875           908
                              2010       $11.875      $13.072             0
                              2011       $13.072      $12.678             0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.652             0
                              2003       $10.652      $13.363        11,979
                              2004       $13.363      $14.985        14,234
                              2005       $14.985      $16.156        11,498
                              2006       $16.156      $18.412        10,462
                              2007       $18.412      $18.546        10,265
                              2008       $18.546      $12.353         9,269
                              2009       $12.353      $15.065         7,619
                              2010       $15.065      $16.607         7,672
                              2011       $16.607      $15.950         6,564

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.119           486
                              2005       $11.119      $12.140         2,724
                              2006       $12.140      $12.516           450
                              2007       $12.516      $14.462           404
                              2008       $14.462      $ 7.555           402
                              2009       $ 7.555      $11.608           399
                              2010       $11.608      $14.517           396
                              2011       $14.517      $12.930             0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.295        29,767
                              2005       $11.295      $12.465        21,407
                              2006       $12.465      $14.784         8,829
                              2007       $14.784      $15.665         7,584
                              2008       $15.665      $ 9.037         7,194
                              2009       $ 9.037      $12.361         5,760
                              2010       $12.361      $14.848         3,971
                              2011       $14.848      $14.724         2,513
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.288             0
                              2005       $11.288      $12.440           701
                              2006       $12.440      $14.745           379
                              2007       $14.745      $15.609           436
                              2008       $15.609      $ 8.984           401
                              2009       $ 8.984      $12.285           125
                              2010       $12.285      $14.749           116
                              2011       $14.749      $14.613            78
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.359             0
                              2005       $10.359      $10.312         1,538
                              2006       $10.312      $11.078           824
                              2007       $11.078      $11.558           787
                              2008       $11.558      $ 9.365           587
                              2009       $ 9.365      $12.360           535
                              2010       $12.360      $13.640           516
                              2011       $13.640      $13.991           651
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.908           926
                              2005       $10.908      $11.464         6,064
                              2006       $11.464      $12.914         6,108
                              2007       $12.914      $13.541         4,599
                              2008       $13.541      $ 9.490         3,711
                              2009       $ 9.490      $11.747         3,798
                              2010       $11.747      $13.740         3,676
                              2011       $13.740      $12.895         3,355

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.892             0
                              2005       $10.892      $11.050           643
                              2006       $11.050      $12.734           640
                              2007       $12.734      $12.942           636
                              2008       $12.942      $ 8.085           633
                              2009       $ 8.085      $ 9.445             0
                              2010       $ 9.445      $10.897             0
                              2011       $10.897      $10.057             0
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.140             0
                              2005       $11.140      $11.453             0
                              2006       $11.453      $12.143         1,391
                              2007       $12.143      $14.469         1,817
                              2008       $14.469      $ 8.780         1,279
                              2009       $ 8.780      $12.557           245
                              2010       $12.557      $15.167           226
                              2011       $15.167      $13.406           170
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.123             0
                              2005       $11.123      $11.829        12,155
                              2006       $11.829      $13.045        12,798
                              2007       $13.045      $12.891        10,327
                              2008       $12.891      $ 7.682         8,752
                              2009       $ 7.682      $ 9.557         8,450
                              2010       $ 9.557      $11.779         7,586
                              2011       $11.779      $11.110         5,932
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.695           153
                              2003       $10.695      $13.104         9,097
                              2004       $13.104      $14.136        11,489
                              2005       $14.136      $14.401        12,208
                              2006       $14.401      $15.688        11,787
                              2007       $15.688      $15.951        10,841
                              2008       $15.951      $ 8.837         9,337
                              2009       $ 8.837      $10.559         9,544
                              2010       $10.559      $11.690         7,258
                              2011       $11.690      $11.532         6,038
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.281        26,077
                              2004       $12.281      $12.870         2,587
                              2005       $12.870      $13.262         8,385
                              2006       $13.262      $14.032         8,924
                              2007       $14.032      $15.698         7,412
                              2008       $15.698      $ 8.381         7,560
                              2009       $ 8.381      $11.871         5,589
                              2010       $11.871      $12.732         5,557
                              2011       $12.732      $12.339         4,818

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.106             0
                              2005       $10.106      $10.163             0
                              2006       $10.163      $10.479         1,437
                              2007       $10.479      $10.716         2,744
                              2008       $10.716      $ 6.415         1,318
                              2009       $ 6.415      $ 6.874         1,016
                              2010       $ 6.874      $ 7.517         1,033
                              2011       $ 7.517      $ 7.972         2,982
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.147             0
                              2003       $10.147      $14.244        12,244
                              2004       $14.244      $16.639        13,506
                              2005       $16.639      $18.649         9,221
                              2006       $18.649      $21.507         7,194
                              2007       $21.507      $22.416         6,825
                              2008       $22.416      $13.142         6,257
                              2009       $13.142      $17.996         5,865
                              2010       $17.996      $20.459         4,713
                              2011       $20.459      $18.390         2,779
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.550             0
                              2003       $10.550      $12.145        13,837
                              2004       $12.145      $12.940        16,673
                              2005       $12.940      $13.031        22,515
                              2006       $13.031      $13.731        21,256
                              2007       $13.731      $14.780        23,387
                              2008       $14.780      $12.419        12,417
                              2009       $12.419      $14.449        11,091
                              2010       $14.449      $16.295        10,906
                              2011       $16.295      $16.116         8,148
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.660            77
                              2003       $10.660      $12.967         5,984
                              2004       $12.967      $13.854         7,175
                              2005       $13.854      $13.886         4,176
                              2006       $13.886      $14.904         3,826
                              2007       $14.904      $14.575         3,888
                              2008       $14.575      $ 3.068         4,070
                              2009       $ 3.068      $ 3.797         7,755
                              2010       $ 3.797      $ 4.270         4,261
                              2011       $ 4.270      $ 4.089         4,214

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.176        11,494
                              2003       $10.176      $12.643        34,724
                              2004       $12.643      $13.559        38,680
                              2005       $13.559      $14.088        37,351
                              2006       $14.088      $15.887        23,198
                              2007       $15.887      $16.257        19,599
                              2008       $16.257      $ 9.804        16,709
                              2009       $ 9.804      $12.330        13,230
                              2010       $12.330      $14.033        11,511
                              2011       $14.033      $13.746         8,090
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.353         8,227
                              2003       $10.353      $14.673        13,718
                              2004       $14.673      $17.184        15,455
                              2005       $17.184      $18.526        13,541
                              2006       $18.526      $20.873         8,471
                              2007       $20.873      $20.222         6,988
                              2008       $20.222      $12.318         7,279
                              2009       $12.318      $16.568         6,886
                              2010       $16.568      $20.034         6,387
                              2011       $20.034      $19.217         4,020
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.059             0
                              2003       $10.059      $12.399         4,239
                              2004       $12.399      $14.550         4,420
                              2005       $14.550      $16.012         4,130
                              2006       $16.012      $16.159         4,131
                              2007       $16.159      $16.834         4,034
                              2008       $16.834      $ 8.401         4,384
                              2009       $ 8.401      $10.918         4,025
                              2010       $10.918      $13.642         3,638
                              2011       $13.642      $13.517         3,112
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.643         7,510
                              2010       $12.643      $13.989         7,566
                              2011       $13.989      $14.010         6,461

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.514           262
                              2003       $10.514      $12.091        14,321
                              2004       $12.091      $12.856        14,654
                              2005       $12.856      $13.138        14,724
                              2006       $13.138      $14.449        14,382
                              2007       $14.449      $14.332         8,648
                              2008       $14.332      $ 8.347         6,913
                              2009       $ 8.347      $10.304         6,976
                              2010       $10.304      $11.221         7,282
                              2011       $11.221      $11.332         6,003
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.387             0
                              2003       $10.387      $12.441        13,599
                              2004       $12.441      $13.338        15,165
                              2005       $13.338      $14.020        13,570
                              2006       $14.020      $15.548        13,482
                              2007       $15.548      $15.725        13,248
                              2008       $15.725      $10.303         7,172
                              2009       $10.303      $13.688         6,879
                              2010       $13.688      $15.425         5,839
                              2011       $15.425      $15.094         3,168
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.723         6,728
                              2003       $ 9.723      $11.310        10,784
                              2004       $11.310      $11.905        11,366
                              2005       $11.905      $13.243        10,540
                              2006       $13.243      $13.376         4,411
                              2007       $13.376      $13.063         4,612
                              2008       $13.063      $10.644         4,455
                              2009       $10.644      $13.179         3,554
                              2010       $13.179      $13.269         2,041
                              2011       $13.269      $12.885         1,211
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.469            34
                              2003       $11.469      $14.067           339
                              2004       $14.067      $16.807           296
                              2005       $16.807      $17.932           256
                              2006       $17.932      $22.384           219
                              2007       $22.384      $26.379           187
                              2008       $26.379      $18.017             0
                              2009       $18.017      $19.006             0
                              2010       $19.006      $19.018             0
                              2011       $19.018      $17.677             0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.797         1,878
                              2003       $10.797      $13.514        15,891
                              2004       $13.514      $14.754        15,695
                              2005       $14.754      $15.256        17,554
                              2006       $15.256      $17.377        15,415
                              2007       $17.377      $16.042        11,023
                              2008       $16.042      $ 9.663         8,622
                              2009       $ 9.663      $12.325         7,934
                              2010       $12.325      $13.852         6,822
                              2011       $13.852      $12.980         3,017

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.740             0
                              2003       $10.740      $13.354         9,598
                              2004       $13.354      $14.505        12,246
                              2005       $14.505      $14.694        14,467
                              2006       $14.694      $15.959        12,966
                              2007       $15.959      $16.118        11,207
                              2008       $16.118      $11.709         7,789
                              2009       $11.709      $17.279         5,970
                              2010       $17.279      $19.362         5,775
                              2011       $19.362      $19.360         4,650
 PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.184           486
                              2003       $10.184      $10.449        14,322
                              2004       $10.449      $10.723        15,953
                              2005       $10.723      $10.785        14,705
                              2006       $10.785      $11.077        15,486
                              2007       $11.077      $11.452        12,376
                              2008       $11.452      $ 8.560         7,990
                              2009       $ 8.560      $12.336         5,615
                              2010       $12.336      $13.318         5,586
                              2011       $13.318      $13.741         5,284
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.603           243
                              2003       $10.603      $13.391        10,052
                              2004       $13.391      $15.289        10,322
                              2005       $15.289      $16.856        13,348
                              2006       $16.856      $21.155        12,860
                              2007       $21.155      $22.524        13,388
                              2008       $22.524      $12.404         7,535
                              2009       $12.404      $15.191         8,155
                              2010       $15.191      $16.423         6,380
                              2011       $16.423      $13.405         5,828
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.406           283
                              2003       $10.406      $13.000         8,406
                              2004       $13.000      $14.389         9,042
                              2005       $14.389      $15.384         7,358
                              2006       $15.384      $17.223         9,379
                              2007       $17.223      $16.048         7,012
                              2008       $16.048      $ 9.532         6,679
                              2009       $ 9.532      $12.253         6,239
                              2010       $12.253      $13.716         5,231
                              2011       $13.716      $13.484         3,664

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.984             0
                              2003       $ 9.984      $ 9.859           702
                              2004       $ 9.859      $ 9.752         1,275
                              2005       $ 9.752      $ 9.825         8,111
                              2006       $ 9.825      $10.079         3,396
                              2007       $10.079      $10.376         8,026
                              2008       $10.376      $10.457         2,213
                              2009       $10.457      $10.297         1,970
                              2010       $10.297      $10.122         2,081
                              2011       $10.122      $ 9.947         2,003
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.378           176
                              2003       $10.378      $13.505         5,370
                              2004       $13.505      $14.638         5,271
                              2005       $14.638      $15.823         5,153
                              2006       $15.823      $16.879         4,431
                              2007       $16.879      $17.535         3,735
                              2008       $17.535      $10.554         1,871
                              2009       $10.554      $13.703         1,758
                              2010       $13.703      $16.098         5,557
                              2011       $16.098      $15.014         2,745
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.203         8,003
                              2003       $11.203      $14.583        15,054
                              2004       $14.583      $16.540        14,139
                              2005       $16.540      $17.211        16,394
                              2006       $17.211      $19.621        11,460
                              2007       $19.621      $18.335         7,229
                              2008       $18.335      $ 9.952         7,658
                              2009       $ 9.952      $ 9.369             0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.641             0
                              2003       $10.641      $13.104         2,544
                              2004       $13.104      $13.850         2,129
                              2005       $13.850      $14.291         1,023
                              2006       $14.291      $15.632         1,065
                              2007       $15.632      $15.444         1,053
                              2008       $15.444      $ 9.326         1,287
                              2009       $ 9.326      $12.205         1,098
                              2010       $12.205      $13.956           917
                              2011       $13.956      $13.474           332

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.371           627
                              2003       $10.371      $13.571         7,681
                              2004       $13.571      $15.816        10,807
                              2005       $15.816      $17.429         5,734
                              2006       $17.429      $18.061         6,858
                              2007       $18.061      $18.421         5,537
                              2008       $18.421      $ 9.856         5,857
                              2009       $ 9.856      $13.437         5,869
                              2010       $13.437      $15.339             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.108           459
                              2003       $10.108      $12.046        20,952
                              2004       $12.046      $12.804        22,622
                              2005       $12.804      $13.298        15,657
                              2006       $13.298      $13.777        10,940
                              2007       $13.777      $14.284         9,181
                              2008       $14.284      $ 8.837         6,739
                              2009       $ 8.837      $14.232         5,792
                              2010       $14.232      $16.893         5,399
                              2011       $16.893      $13.637         3,125
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.058             0
                              2003       $11.058      $13.883         2,294
                              2004       $13.883      $15.016         2,869
                              2005       $15.016      $16.546         5,310
                              2006       $16.546      $18.016         5,275
                              2007       $18.016      $18.832         5,122
                              2008       $18.832      $15.733         3,584
                              2009       $15.733      $20.114         3,094
                              2010       $20.114      $21.690         4,311
                              2011       $21.690      $22.780         1,813
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.081           601
                              2005       $11.081      $12.192         5,279
                              2006       $12.192      $14.558         5,032
                              2007       $14.558      $15.702         4,947
                              2008       $15.702      $10.964         4,111
                              2009       $10.964      $13.958         3,909
                              2010       $13.958      $15.641         5,281
                              2011       $15.641      $16.761         2,629

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.752         8,359
                              2005       $10.752      $12.226         3,719
                              2006       $12.226      $12.507         3,779
                              2007       $12.507      $14.980         3,220
                              2008       $14.980      $ 7.479         3,707
                              2009       $ 7.479      $12.166         2,771
                              2010       $12.166      $14.688         2,504
                              2011       $14.688      $14.029         1,942
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.727             0
                              2005       $10.727      $12.172             0
                              2006       $12.172      $12.417             0
                              2007       $12.417      $14.843             0
                              2008       $14.843      $ 7.387         1,361
                              2009       $ 7.387      $11.987             0
                              2010       $11.987      $14.442             0
                              2011       $14.442      $13.760             0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.823           760
                              2007       $ 9.823      $11.833         2,466
                              2008       $11.833      $ 6.184         2,338
                              2009       $ 6.184      $ 9.562         1,500
                              2010       $ 9.562      $12.428         2,472
                              2011       $12.428      $11.336           226
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.575           644
                              2004       $13.575      $15.872         1,004
                              2005       $15.872      $17.606         1,580
                              2006       $17.606      $19.348             0
                              2007       $19.348      $19.572           674
                              2008       $19.572      $11.455         1,205
                              2009       $11.455      $16.506           957
                              2010       $16.506      $20.526           265
                              2011       $20.526      $18.412           263
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.700             0
                              2003       $10.700      $14.520        11,035
                              2004       $14.520      $19.414        12,261
                              2005       $19.414      $22.273        11,952
                              2006       $22.273      $30.131         9,861
                              2007       $30.131      $24.490         8,784
                              2008       $24.490      $14.906         8,858
                              2009       $14.906      $18.819         8,953
                              2010       $18.819      $23.952         6,597
                              2011       $23.952      $24.869         4,513

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.880          553
                              2005       $ 9.880      $ 9.944        1,586
                              2006       $ 9.944      $10.179          645
                              2007       $10.179      $10.447        8,813
                              2008       $10.447      $10.449          411
                              2009       $10.449      $10.274            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.6


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.256        41,129
                              2007       $10.256      $11.814        56,756
                              2008       $11.814      $ 6.649        38,815
                              2009       $ 6.649      $ 8.846        35,499
                              2010       $ 8.846      $10.158        33,389
                              2011       $10.158      $ 9.699        30,126
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.447             0
                              2007       $10.447      $11.123             0
                              2008       $11.123      $ 8.175        90,108
                              2009       $ 8.175      $ 9.952        38,481
                              2010       $ 9.952      $11.000        39,518
                              2011       $11.000      $10.757        36,694
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.477             0
                              2007       $10.477      $11.314             0
                              2008       $11.314      $ 7.467        48,645
                              2009       $ 7.467      $ 9.426        83,260
                              2010       $ 9.426      $10.584        72,335
                              2011       $10.584      $10.266        61,187
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.486             0
                              2007       $10.486      $11.438             0
                              2008       $11.438      $ 6.945             0
                              2009       $ 6.945      $ 8.948             0
                              2010       $ 8.948      $10.184         6,721
                              2011       $10.184      $ 9.719         6,565

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.338             0
                              2007       $10.338      $10.753           391
                              2008       $10.753      $ 9.430           388
                              2009       $ 9.430      $10.617         1,718
                              2010       $10.617      $11.183         1,641
                              2011       $11.183      $11.136         1,524
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.733         3,262
                              2007       $ 9.733      $11.690         1,554
                              2008       $11.690      $ 6.340         1,532
                              2009       $ 6.340      $ 8.993             0
                              2010       $ 8.993      $10.578           891
                              2011       $10.578      $10.436           780
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.809         3,551
                              2007       $10.809      $11.165         3,805
                              2008       $11.165      $ 6.890         8,072
                              2009       $ 6.890      $ 8.547         4,323
                              2010       $ 8.547      $ 9.630         4,568
                              2011       $ 9.630      $ 9.627         2,239
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.865         6,534
                              2007       $ 9.865      $11.173        35,824
                              2008       $11.173      $ 6.627        27,233
                              2009       $ 6.627      $ 9.096        26,165
                              2010       $ 9.096      $11.485        23,949
                              2011       $11.485      $10.056        22,690
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.713      $13.396        22,659
                              2004       $13.396      $14.553        49,622
                              2005       $14.553      $14.795        64,791
                              2006       $14.795      $16.966        72,987
                              2007       $16.966      $16.043        72,635
                              2008       $16.043      $10.218        19,931
                              2009       $10.218      $12.700        50,427
                              2010       $12.700      $14.553        41,966
                              2011       $14.553      $14.637        33,303
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.225        10,514
                              2005       $11.225      $11.202        76,283
                              2006       $11.202      $13.008       150,067
                              2007       $13.008      $13.254       186,731
                              2008       $13.254      $ 9.156       138,570
                              2009       $ 9.156      $12.194       125,396
                              2010       $12.194      $13.493        97,633
                              2011       $13.493      $13.568        84,768

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.520         4,578
                              2005       $10.520      $10.442        25,082
                              2006       $10.442      $11.373        76,670
                              2007       $11.373      $11.864       106,390
                              2008       $11.864      $ 7.628        90,397
                              2009       $ 7.628      $ 9.719        80,614
                              2010       $ 9.719      $10.652        68,217
                              2011       $10.652      $10.304        55,828
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.054      $14.567        19,781
                              2004       $14.567      $17.704        18,540
                              2005       $17.704      $18.912        26,799
                              2006       $18.912      $21.729        31,974
                              2007       $21.729      $20.830        33,599
                              2008       $20.830      $13.702        30,454
                              2009       $13.702      $17.380        25,589
                              2010       $17.380      $21.887        20,506
                              2011       $21.887      $20.688        15,521
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.837      $15.549             0
                              2004       $15.549      $17.023             0
                              2005       $17.023      $17.520             0
                              2006       $17.520      $18.703             0
                              2007       $18.703      $20.431             0
                              2008       $20.431      $11.538             0
                              2009       $11.538      $16.269             0
                              2010       $16.269      $20.392             0
                              2011       $20.392      $19.060             0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.239         6,539
                              2005       $10.239      $10.298         9,849
                              2006       $10.298      $10.520        18,218
                              2007       $10.520      $11.014        19,783
                              2008       $11.014      $11.637        28,141
                              2009       $11.637      $11.783        15,548
                              2010       $11.783      $12.183        14,735
                              2011       $12.183      $12.646         7,628

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $11.004        13,242
                              2007       $11.004      $12.086        19,375
                              2008       $12.086      $ 8.492        18,256
                              2009       $ 8.492      $10.285        16,148
                              2010       $10.285      $11.308        22,421
                              2011       $11.308      $10.778        17,941
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.613      $12.690        22,322
                              2004       $12.690      $14.038        52,477
                              2005       $14.038      $15.242        80,765
                              2006       $15.242      $17.722       104,767
                              2007       $17.722      $18.009       104,328
                              2008       $18.009      $11.123        79,085
                              2009       $11.123      $13.769        68,414
                              2010       $13.769      $15.037        59,645
                              2011       $15.037      $14.614        49,144
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.691      $16.880         2,992
                              2004       $16.880      $20.674         7,221
                              2005       $20.674      $25.875         8,226
                              2006       $25.875      $32.551         9,885
                              2007       $32.551      $41.167         8,658
                              2008       $41.167      $19.120         8,622
                              2009       $19.120      $32.410         6,934
                              2010       $32.410      $37.428         6,313
                              2011       $37.428      $30.930         6,424
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.391      $13.603         8,491
                              2004       $13.603      $15.835        13,035
                              2005       $15.835      $17.133        42,067
                              2006       $17.133      $20.436        72,138
                              2007       $20.436      $23.171        88,482
                              2008       $23.171      $13.567        69,968
                              2009       $13.567      $18.260        61,077
                              2010       $18.260      $19.441        57,398
                              2011       $19.441      $17.063        49,020
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.599      $12.892             0
                              2004       $12.892      $14.528             0
                              2005       $14.528      $13.829             0
                              2006       $13.829      $15.317             0
                              2007       $15.317      $16.696             0
                              2008       $16.696      $17.415             0
                              2009       $17.415      $20.299             0
                              2010       $20.299      $22.816             0
                              2011       $22.816      $22.213             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.939      $11.741         2,786
                              2004       $11.741      $12.313         8,198
                              2005       $12.313      $13.017        17,495
                              2006       $13.017      $13.120        17,867
                              2007       $13.120      $15.028        16,541
                              2008       $15.028      $ 7.510        14,826
                              2009       $ 7.510      $12.217        12,224
                              2010       $12.217      $14.346         8,116
                              2011       $14.346      $13.189         6,067
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.328         8,237
                              2005       $11.328      $11.583        41,888
                              2006       $11.583      $13.202        62,460
                              2007       $13.202      $12.662        68,349
                              2008       $12.662      $ 7.983        57,712
                              2009       $ 7.983      $10.067        49,686
                              2010       $10.067      $11.439        43,218
                              2011       $11.439      $10.998        39,683
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.952         3,512
                              2005       $10.952      $11.550        39,628
                              2006       $11.550      $12.771        81,319
                              2007       $12.771      $12.962        81,953
                              2008       $12.962      $ 9.843        57,095
                              2009       $ 9.843      $11.841        51,193
                              2010       $11.841      $13.028        39,730
                              2011       $13.028      $12.629        37,436
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.790      $13.359        15,649
                              2004       $13.359      $14.972        29,135
                              2005       $14.972      $16.134        36,034
                              2006       $16.134      $18.377        37,917
                              2007       $18.377      $18.502        37,172
                              2008       $18.502      $12.318        31,373
                              2009       $12.318      $15.014        28,591
                              2010       $15.014      $16.543        26,079
                              2011       $16.543      $15.880        18,103
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.115         1,804
                              2005       $11.115      $12.129         1,852
                              2006       $12.129      $12.499         1,850
                              2007       $12.499      $14.435         1,853
                              2008       $14.435      $ 7.537           165
                              2009       $ 7.537      $11.574           154
                              2010       $11.574      $14.468           326
                              2011       $14.468      $12.879           250

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.291        20,717
                              2005       $11.291      $12.455        18,465
                              2006       $12.455      $14.764        15,333
                              2007       $14.764      $15.636        15,049
                              2008       $15.636      $ 9.015        10,604
                              2009       $ 9.015      $12.325         8,747
                              2010       $12.325      $14.797         9,198
                              2011       $14.797      $14.667         8,679
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.284         6,889
                              2005       $11.284      $12.429         8,802
                              2006       $12.429      $14.725        16,780
                              2007       $14.725      $15.580        23,116
                              2008       $15.580      $ 8.963        22,044
                              2009       $ 8.963      $12.250        17,415
                              2010       $12.250      $14.699        11,762
                              2011       $14.699      $14.556         7,959
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.357           204
                              2005       $10.357      $10.305        16,858
                              2006       $10.305      $11.066        49,264
                              2007       $11.066      $11.539        63,557
                              2008       $11.539      $ 9.345        49,634
                              2009       $ 9.345      $12.327        43,608
                              2010       $12.327      $13.597        38,872
                              2011       $13.597      $13.940        32,110
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.906         1,419
                              2005       $10.906      $11.456        25,284
                              2006       $11.456      $12.899        38,672
                              2007       $12.899      $13.519        33,280
                              2008       $13.519      $ 9.470        30,671
                              2009       $ 9.470      $11.716        32,642
                              2010       $11.716      $13.696        27,324
                              2011       $13.696      $12.847        17,701
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.891         2,988
                              2005       $10.891      $11.043        26,698
                              2006       $11.043      $12.720        41,503
                              2007       $12.720      $12.920        56,434
                              2008       $12.920      $ 8.067        50,118
                              2009       $ 8.067      $ 9.420        40,700
                              2010       $ 9.420      $10.862        34,720
                              2011       $10.862      $10.020        32,119

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.139             0
                              2005       $11.139      $11.446         6,032
                              2006       $11.446      $12.129        19,086
                              2007       $12.129      $14.445        25,020
                              2008       $14.445      $ 8.761        19,580
                              2009       $ 8.761      $12.523        16,526
                              2010       $12.523      $15.119        13,535
                              2011       $15.119      $13.356        13,459
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.122         3,778
                              2005       $11.122      $11.821        41,040
                              2006       $11.821      $13.030        64,130
                              2007       $13.030      $12.870        56,540
                              2008       $12.870      $ 7.665        36,742
                              2009       $ 7.665      $ 9.531        35,601
                              2010       $ 9.531      $11.741        29,840
                              2011       $11.741      $11.069        22,385
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.119      $13.099         6,384
                              2004       $13.099      $14.124        21,613
                              2005       $14.124      $14.382        26,266
                              2006       $14.382      $15.659        27,247
                              2007       $15.659      $15.913        27,031
                              2008       $15.913      $ 8.812        23,600
                              2009       $ 8.812      $10.523        19,654
                              2010       $10.523      $11.645        18,698
                              2011       $11.645      $11.481        15,204
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.281        26,077
                              2004       $12.281      $12.859        51,210
                              2005       $12.859      $13.244        68,524
                              2006       $13.244      $14.006        78,238
                              2007       $14.006      $15.661        75,943
                              2008       $15.661      $ 8.357        76,502
                              2009       $ 8.357      $11.831        71,980
                              2010       $11.831      $12.682        66,244
                              2011       $12.682      $12.284        53,216
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.100      $10.105             0
                              2005       $10.105      $10.156        12,903
                              2006       $10.156      $10.467        60,863
                              2007       $10.467      $10.699       105,695
                              2008       $10.699      $ 6.402       101,674
                              2009       $ 6.402      $ 6.856        99,831
                              2010       $ 6.856      $ 7.493        84,217
                              2011       $ 7.493      $ 7.942        67,378

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.093      $14.239         4,988
                              2004       $14.239      $16.624        13,602
                              2005       $16.624      $18.623        13,310
                              2006       $18.623      $21.467        14,429
                              2007       $21.467      $22.363        13,714
                              2008       $22.363      $13.104        12,974
                              2009       $13.104      $17.935         9,868
                              2010       $17.935      $20.380         9,385
                              2011       $20.380      $18.309         5,865
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.258      $12.141        28,846
                              2004       $12.141      $12.929        76,619
                              2005       $12.929      $13.013       111,687
                              2006       $13.013      $13.706       128,135
                              2007       $13.706      $14.745       131,509
                              2008       $14.745      $12.383       108,046
                              2009       $12.383      $14.400        98,302
                              2010       $14.400      $16.232        78,777
                              2011       $16.232      $16.046        64,469
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.744      $12.962        13,984
                              2004       $12.962      $13.842        27,226
                              2005       $13.842      $13.868        27,038
                              2006       $13.868      $14.877        28,012
                              2007       $14.877      $14.540        28,707
                              2008       $14.540      $ 3.060        29,658
                              2009       $ 3.060      $ 3.785        33,203
                              2010       $ 3.785      $ 4.254        24,370
                              2011       $ 4.254      $ 4.071        16,883
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.474      $12.638        18,585
                              2004       $12.638      $13.547        32,901
                              2005       $13.547      $14.069        55,920
                              2006       $14.069      $15.857        81,275
                              2007       $15.857      $16.219        89,430
                              2008       $16.219      $ 9.775        81,520
                              2009       $ 9.775      $12.288        71,296
                              2010       $12.288      $13.978        55,735
                              2011       $13.978      $13.685        43,519

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.725      $14.668         5,831
                              2004       $14.725      $17.169        13,951
                              2005       $17.169      $18.501        17,121
                              2006       $18.501      $20.834        23,077
                              2007       $20.834      $20.174        22,335
                              2008       $20.174      $12.283        19,330
                              2009       $12.283      $16.512        17,130
                              2010       $16.512      $19.956        13,368
                              2011       $19.956      $19.132         9,548
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.351      $12.394         8,021
                              2004       $12.394      $14.538        14,052
                              2005       $14.538      $15.990        13,588
                              2006       $15.990      $16.129        11,575
                              2007       $16.129      $16.795        11,497
                              2008       $16.795      $ 8.377        10,729
                              2009       $ 8.377      $10.881         8,233
                              2010       $10.881      $13.589         7,220
                              2011       $13.589      $13.457         6,177
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.600        34,657
                              2010       $12.600      $13.934        28,136
                              2011       $13.934      $13.948        22,947
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.693      $12.087        14,889
                              2004       $12.087      $12.845        31,612
                              2005       $12.845      $13.120        40,261
                              2006       $13.120      $14.422        40,731
                              2007       $14.422      $14.298        31,281
                              2008       $14.298      $ 8.323        19,259
                              2009       $ 8.323      $10.269        17,292
                              2010       $10.269      $11.177        16,598
                              2011       $11.177      $11.282        13,007
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.762      $12.437         6,340
                              2004       $12.437      $13.327         8,003
                              2005       $13.327      $14.001         8,612
                              2006       $14.001      $15.519         8,814
                              2007       $15.519      $15.688         8,940
                              2008       $15.688      $10.273         5,685
                              2009       $10.273      $13.641         3,976
                              2010       $13.641      $15.365         2,626
                              2011       $15.365      $15.028         3,986

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.244      $11.306         6,953
                              2004       $11.306      $11.895         4,382
                              2005       $11.895      $13.225         3,735
                              2006       $13.225      $13.351         3,689
                              2007       $13.351      $13.032         3,727
                              2008       $13.032      $10.614         2,261
                              2009       $10.614      $13.134         2,152
                              2010       $13.134      $13.217         2,136
                              2011       $13.217      $12.828         2,758
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.658      $14.062           892
                              2004       $14.062      $16.793         2,390
                              2005       $16.793      $17.908         2,244
                              2006       $17.908      $22.343         2,055
                              2007       $22.343      $26.317         1,860
                              2008       $26.317      $17.965           901
                              2009       $17.965      $18.941           895
                              2010       $18.941      $18.943         1,357
                              2011       $18.943      $17.599         1,287
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $11.004      $13.509        34,138
                              2004       $13.509      $14.742        56,271
                              2005       $14.742      $15.236        57,293
                              2006       $15.236      $17.345        50,284
                              2007       $17.345      $16.004        40,243
                              2008       $16.004      $ 9.635        31,290
                              2009       $ 9.635      $12.283        25,558
                              2010       $12.283      $13.798        21,485
                              2011       $13.798      $12.923        17,597
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.877      $13.349         9,981
                              2004       $13.349      $14.492        32,681
                              2005       $14.492      $14.674        35,563
                              2006       $14.674      $15.929        37,081
                              2007       $15.929      $16.080        34,169
                              2008       $16.080      $11.675        28,074
                              2009       $11.675      $17.220        22,912
                              2010       $17.220      $19.287        18,019
                              2011       $19.287      $19.275        11,494

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.367      $10.446        30,780
                              2004       $10.446      $10.714        78,911
                              2005       $10.714      $10.771       109,864
                              2006       $10.771      $11.057       118,341
                              2007       $11.057      $11.425       116,401
                              2008       $11.425      $ 8.536        93,605
                              2009       $ 8.536      $12.294        89,870
                              2010       $12.294      $13.266        71,428
                              2011       $13.266      $13.681        57,045
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.586      $13.386        12,136
                              2004       $13.386      $15.276        13,033
                              2005       $15.276      $16.833        17,862
                              2006       $16.833      $21.116        27,896
                              2007       $21.116      $22.471        35,123
                              2008       $22.471      $12.369        25,991
                              2009       $12.369      $15.139        23,107
                              2010       $15.139      $16.359        19,414
                              2011       $16.359      $13.346        14,635
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.703      $12.996         5,204
                              2004       $12.996      $14.376        11,083
                              2005       $14.376      $15.363        19,668
                              2006       $15.363      $17.191        22,899
                              2007       $17.191      $16.010        16,377
                              2008       $16.010      $ 9.505        11,082
                              2009       $ 9.505      $12.212         9,289
                              2010       $12.212      $13.663         5,855
                              2011       $13.663      $13.425         4,428
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.947      $ 9.856        47,037
                              2004       $ 9.856      $ 9.743        38,360
                              2005       $ 9.743      $ 9.812        68,390
                              2006       $ 9.812      $10.060        93,071
                              2007       $10.060      $10.351        97,977
                              2008       $10.351      $10.427       109,744
                              2009       $10.427      $10.262       143,697
                              2010       $10.262      $10.082       112,237
                              2011       $10.082      $ 9.903        55,522
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.990      $13.500        11,085
                              2004       $13.500      $14.625        12,348
                              2005       $14.625      $15.801        11,870
                              2006       $15.801      $16.847        11,363
                              2007       $16.847      $17.494         9,298
                              2008       $17.494      $10.523         6,394
                              2009       $10.523      $13.656         5,875
                              2010       $13.656      $16.035         8,830
                              2011       $16.035      $14.948         7,996

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.332      $14.578         6,002
                              2004       $14.578      $16.526        16,475
                              2005       $16.526      $17.188        26,642
                              2006       $17.188      $19.584        43,536
                              2007       $19.584      $18.292        48,573
                              2008       $18.292      $ 9.923        39,640
                              2009       $ 9.923      $ 9.341             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.852      $13.100         6,830
                              2004       $13.100      $13.838        13,312
                              2005       $13.838      $14.272        12,914
                              2006       $14.272      $15.603        12,199
                              2007       $15.603      $15.408         6,663
                              2008       $15.408      $ 9.299         5,919
                              2009       $ 9.299      $12.163         5,296
                              2010       $12.163      $13.902         5,320
                              2011       $13.902      $13.415         3,003
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.809      $13.566         9,308
                              2004       $13.566      $15.802         6,836
                              2005       $15.802      $17.406         5,574
                              2006       $17.406      $18.027         5,633
                              2007       $18.027      $18.377         6,117
                              2008       $18.377      $ 9.828         4,204
                              2009       $ 9.828      $13.392         3,271
                              2010       $13.392      $15.282             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.589      $12.402        33,995
                              2004       $12.402      $12.793        54,462
                              2005       $12.793      $13.280        51,893
                              2006       $13.280      $13.752        53,307
                              2007       $13.752      $14.250        39,814
                              2008       $14.250      $ 8.812        27,456
                              2009       $ 8.812      $14.184        19,703
                              2010       $14.184      $16.828        17,100
                              2011       $16.828      $13.577        17,085
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.302      $13.878             2
                              2004       $13.302      $15.003         7,215
                              2005       $15.003      $16.524         9,317
                              2006       $16.524      $17.982        10,673
                              2007       $17.982      $18.788        11,293
                              2008       $18.788      $15.687         8,216
                              2009       $15.687      $20.046         7,287
                              2010       $20.046      $21.605         6,061
                              2011       $21.605      $22.680         5,174

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.075         6,978
                              2005       $11.075      $12.180        35,726
                              2006       $12.180      $14.536        52,186
                              2007       $14.536      $15.670        53,631
                              2008       $15.670      $10.936        36,881
                              2009       $10.936      $13.915        32,203
                              2010       $13.915      $15.586        26,273
                              2011       $15.586      $16.693        24,655
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.749         9,098
                              2005       $10.749      $12.215         6,916
                              2006       $12.215      $12.490         5,593
                              2007       $12.490      $14.952         4,673
                              2008       $14.952      $ 7.461         4,403
                              2009       $ 7.461      $12.131         5,652
                              2010       $12.131      $14.638         5,563
                              2011       $14.638      $13.974         5,299
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.723         4,029
                              2005       $10.723      $12.162         8,776
                              2006       $12.162      $12.400        13,030
                              2007       $12.400      $14.815        11,456
                              2008       $14.815      $ 7.370        11,248
                              2009       $ 7.370      $11.953        10,019
                              2010       $11.953      $14.394         9,727
                              2011       $14.394      $13.707         9,666
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.820        29,152
                              2007       $ 9.820      $11.823        42,048
                              2008       $11.823      $ 6.175        40,474
                              2009       $ 6.175      $ 9.544        30,535
                              2010       $ 9.544      $12.398        23,345
                              2011       $12.398      $11.303        22,714

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.575           644
                              2004       $13.575      $15.858         2,738
                              2005       $15.858      $17.582         2,825
                              2006       $17.582      $19.312         3,145
                              2007       $19.312      $19.526         3,275
                              2008       $19.526      $11.422         2,325
                              2009       $11.422      $16.450         2,296
                              2010       $16.450      $20.446         2,272
                              2011       $20.446      $18.331         2,238
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.392      $14.515        11,406
                              2004       $14.515      $19.397        17,660
                              2005       $19.397      $22.243        18,557
                              2006       $22.243      $30.075        15,510
                              2007       $30.075      $24.432        20,340
                              2008       $24.432      $14.863        19,708
                              2009       $14.863      $18.755        16,449
                              2010       $18.755      $23.859        13,156
                              2011       $23.859      $24.760        11,148
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.875        11,572
                              2005       $ 9.875      $ 9.934        19,709
                              2006       $ 9.934      $10.164        25,930
                              2007       $10.164      $10.426        24,341
                              2008       $10.426      $10.422        17,318
                              2009       $10.422      $10.243             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.65


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.252           0
                              2007       $10.252      $11.804         297
                              2008       $11.804      $ 6.640         658
                              2009       $ 6.640      $ 8.830         339
                              2010       $ 8.830      $10.134           0
                              2011       $10.134      $ 9.671           0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.444           0
                              2007       $10.444      $11.114           0
                              2008       $11.114      $ 8.164           0
                              2009       $ 8.164      $ 9.933           0
                              2010       $ 9.933      $10.974           0
                              2011       $10.974      $10.726           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.473           0
                              2007       $10.473      $11.304           0
                              2008       $11.304      $ 7.456           0
                              2009       $ 7.456      $ 9.409           0
                              2010       $ 9.409      $10.559           0
                              2011       $10.559      $10.237           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.482           0
                              2007       $10.482      $11.428           0
                              2008       $11.428      $ 6.936           0
                              2009       $ 6.936      $ 8.931           0
                              2010       $ 8.931      $10.160           0
                              2011       $10.160      $ 9.691           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.335           0
                              2007       $10.335      $10.743           0
                              2008       $10.743      $ 9.417           0
                              2009       $ 9.417      $10.597           0
                              2010       $10.597      $11.157           0
                              2011       $11.157      $11.104           0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.729           0
                              2007       $ 9.729      $11.680           0
                              2008       $11.680      $ 6.332           0
                              2009       $ 6.332      $ 8.976           0
                              2010       $ 8.976      $10.553           0
                              2011       $10.553      $10.406           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.805           0
                              2007       $10.805      $11.155           0
                              2008       $11.155      $ 6.881           0
                              2009       $ 6.881      $ 8.531           0
                              2010       $ 8.531      $ 9.607           0
                              2011       $ 9.607      $ 9.599           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.862           0
                              2007       $ 9.862      $11.164           0
                              2008       $11.164      $ 6.618           0
                              2009       $ 6.618      $ 9.079           0
                              2010       $ 9.079      $11.458           0
                              2011       $11.458      $10.027           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.847           0
                              2003       $10.847      $13.384         329
                              2004       $13.384      $14.532         410
                              2005       $14.532      $14.767         434
                              2006       $14.767      $16.925         436
                              2007       $16.925      $15.996         125
                              2008       $15.996      $10.183         133
                              2009       $10.183      $12.650          11
                              2010       $12.650      $14.489          11
                              2011       $14.489      $14.565          11

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.221            0
                              2005       $11.221      $11.192            0
                              2006       $11.192      $12.991            0
                              2007       $12.991      $13.229          711
                              2008       $13.229      $ 9.135        1,047
                              2009       $ 9.135      $12.158          684
                              2010       $12.158      $13.447            0
                              2011       $13.447      $13.515            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.519            0
                              2005       $10.519      $10.435          689
                              2006       $10.435      $11.360          540
                              2007       $11.360      $11.844          257
                              2008       $11.844      $ 7.612            0
                              2009       $ 7.612      $ 9.693            0
                              2010       $ 9.693      $10.618            0
                              2011       $10.618      $10.266            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.222            0
                              2003       $11.222      $14.554        1,473
                              2004       $14.554      $17.679          760
                              2005       $17.679      $18.876          879
                              2006       $18.876      $21.676          801
                              2007       $21.676      $20.769          741
                              2008       $20.769      $13.655           92
                              2009       $13.655      $17.312            8
                              2010       $17.312      $21.790            8
                              2011       $21.790      $20.585            7
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.531            0
                              2003       $11.531      $15.535            0
                              2004       $15.535      $16.999            0
                              2005       $16.999      $17.486            0
                              2006       $17.486      $18.658            0
                              2007       $18.658      $20.371            0
                              2008       $20.371      $11.498            0
                              2009       $11.498      $16.205            0
                              2010       $16.205      $20.301            0
                              2011       $20.301      $18.966            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.235            0
                              2005       $10.235      $10.289            0
                              2006       $10.289      $10.506            0
                              2007       $10.506      $10.993            0
                              2008       $10.993      $11.610            0
                              2009       $11.610      $11.749            0
                              2010       $11.749      $12.142            0
                              2011       $12.142      $12.596            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $11.000            0
                              2007       $11.000      $12.076            0
                              2008       $12.076      $ 8.480            0
                              2009       $ 8.480      $10.265            0
                              2010       $10.265      $11.282            0
                              2011       $11.282      $10.747            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.321          360
                              2003       $10.321      $12.679        2,416
                              2004       $12.679      $14.018        1,489
                              2005       $14.018      $15.213        1,489
                              2006       $15.213      $17.679        1,423
                              2007       $17.679      $17.956        1,392
                              2008       $17.956      $11.085          671
                              2009       $11.085      $13.715          563
                              2010       $13.715      $14.970          372
                              2011       $14.970      $14.542          288
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.229            0
                              2003       $11.229      $16.865            0
                              2004       $16.865      $20.645            0
                              2005       $20.645      $25.825            0
                              2006       $25.825      $32.472            0
                              2007       $32.472      $41.046            0
                              2008       $41.046      $19.055            0
                              2009       $19.055      $32.282            0
                              2010       $32.282      $37.261            0
                              2011       $37.261      $30.777            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.472            0
                              2003       $10.472      $13.591          117
                              2004       $13.591      $15.812          112
                              2005       $15.812      $17.101          323
                              2006       $17.101      $20.387          254
                              2007       $20.387      $23.103          164
                              2008       $23.103      $13.521          276
                              2009       $13.521      $18.188            8
                              2010       $18.188      $19.355            8
                              2011       $19.355      $16.978            8

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.718            0
                              2003       $10.718      $12.881            0
                              2004       $12.881      $14.507            0
                              2005       $14.507      $13.803            0
                              2006       $13.803      $15.280            0
                              2007       $15.280      $16.647            0
                              2008       $16.647      $17.355            0
                              2009       $17.355      $20.219            0
                              2010       $20.219      $22.715            0
                              2011       $22.715      $22.103            0
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.407            0
                              2003       $ 9.407      $11.731        1,877
                              2004       $11.731      $12.295        1,340
                              2005       $12.295      $12.992        1,356
                              2006       $12.992      $13.088        1,454
                              2007       $13.088      $14.984        1,197
                              2008       $14.984      $ 7.484            0
                              2009       $ 7.484      $12.169            0
                              2010       $12.169      $14.282            0
                              2011       $14.282      $13.124            0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.324            0
                              2005       $11.324      $11.573          311
                              2006       $11.573      $13.184          233
                              2007       $13.184      $12.638          120
                              2008       $12.638      $ 7.964            0
                              2009       $ 7.964      $10.038            0
                              2010       $10.038      $11.400            0
                              2011       $11.400      $10.955            0
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.948            0
                              2005       $10.948      $11.540            0
                              2006       $11.540      $12.753            0
                              2007       $12.753      $12.938            0
                              2008       $12.938      $ 9.820            0
                              2009       $ 9.820      $11.807            0
                              2010       $11.807      $12.984            0
                              2011       $12.984      $12.580            0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.649            0
                              2003       $10.649      $13.347          273
                              2004       $13.347      $14.951          330
                              2005       $14.951      $16.103          554
                              2006       $16.103      $18.333          488
                              2007       $18.333      $18.448          382
                              2008       $18.448      $12.275          308
                              2009       $12.275      $14.954          203
                              2010       $14.954      $16.469           11
                              2011       $16.469      $15.801           11

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.111         183
                              2005       $11.111      $12.119         175
                              2006       $12.119      $12.482         185
                              2007       $12.482      $14.408         180
                              2008       $14.408      $ 7.519         169
                              2009       $ 7.519      $11.541          15
                              2010       $11.541      $14.419          13
                              2011       $14.419      $12.829          12
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.287         352
                              2005       $11.287      $12.444         341
                              2006       $12.444      $14.744         323
                              2007       $14.744      $15.607         191
                              2008       $15.607      $ 8.994         224
                              2009       $ 8.994      $12.290         196
                              2010       $12.290      $14.747         183
                              2011       $14.747      $14.610         137
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.281           0
                              2005       $11.281      $12.419           0
                              2006       $12.419      $14.705           0
                              2007       $14.705      $15.551           0
                              2008       $15.551      $ 8.942           0
                              2009       $ 8.942      $12.214           0
                              2010       $12.214      $14.649           0
                              2011       $14.649      $14.499           0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.356           0
                              2005       $10.356      $10.299         349
                              2006       $10.299      $11.053         277
                              2007       $11.053      $11.520         132
                              2008       $11.520      $ 9.325         369
                              2009       $ 9.325      $12.294           0
                              2010       $12.294      $13.554           0
                              2011       $13.554      $13.888           0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.905           0
                              2005       $10.905      $11.449           0
                              2006       $11.449      $12.884           0
                              2007       $12.884      $13.496           0
                              2008       $13.496      $ 9.449           0
                              2009       $ 9.449      $11.685           0
                              2010       $11.685      $13.652           0
                              2011       $13.652      $12.800           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.889            0
                              2005       $10.889      $11.036            0
                              2006       $11.036      $12.705            0
                              2007       $12.705      $12.899            0
                              2008       $12.899      $ 8.050            0
                              2009       $ 8.050      $ 9.395            0
                              2010       $ 9.395      $10.828            0
                              2011       $10.828      $ 9.983            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.137            0
                              2005       $11.137      $11.438            0
                              2006       $11.438      $12.115            0
                              2007       $12.115      $14.421            0
                              2008       $14.421      $ 8.742            0
                              2009       $ 8.742      $12.490            0
                              2010       $12.490      $15.071            0
                              2011       $15.071      $13.307            0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.120            0
                              2005       $11.120      $11.814          304
                              2006       $11.814      $13.015          236
                              2007       $13.015      $12.849          118
                              2008       $12.849      $ 7.648            0
                              2009       $ 7.648      $ 9.506            0
                              2010       $ 9.506      $11.704            0
                              2011       $11.704      $11.028            0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.693            0
                              2003       $10.693      $13.087        1,939
                              2004       $13.087      $14.150        1,532
                              2005       $14.105      $14.354        1,589
                              2006       $14.354      $15.621        1,663
                              2007       $15.621      $15.866        1,003
                              2008       $15.866      $ 8.781          145
                              2009       $ 8.781      $10.481           15
                              2010       $10.481      $11.593           15
                              2011       $11.593      $11.424           16
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.277          143
                              2004       $12.277      $12.848          148
                              2005       $12.848      $13.226          431
                              2006       $13.226      $13.980          389
                              2007       $13.980      $15.623          262
                              2008       $15.623      $ 8.333          153
                              2009       $ 8.333      $11.791           14
                              2010       $11.791      $12.633           15
                              2011       $12.633      $12.230           14

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.104            0
                              2005       $10.104      $10.150            0
                              2006       $10.150      $10.455            0
                              2007       $10.455      $10.681            0
                              2008       $10.681      $ 6.388            0
                              2009       $ 6.388      $ 6.838            0
                              2010       $ 6.838      $ 7.469            0
                              2011       $ 7.469      $ 7.913            0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.145            0
                              2003       $10.145      $14.227            0
                              2004       $14.227      $16.601            0
                              2005       $16.601      $18.588            0
                              2006       $18.588      $21.415            0
                              2007       $21.415      $22.297            0
                              2008       $22.297      $13.059            0
                              2009       $13.059      $17.864            0
                              2010       $17.864      $20.289            0
                              2011       $20.289      $18.218            0
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.548          177
                              2003       $10.548      $12.130        1,026
                              2004       $12.130      $12.911        1,069
                              2005       $12.911      $12.989        1,562
                              2006       $12.989      $13.673        1,507
                              2007       $13.673      $14.702        1,580
                              2008       $14.702      $12.341        1,064
                              2009       $12.341      $14.344          666
                              2010       $14.344      $16.160          169
                              2011       $16.160      $15.966          126
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.658            0
                              2003       $10.658      $12.951            0
                              2004       $12.951      $13.823            0
                              2005       $13.823      $13.841            0
                              2006       $13.841      $14.841            0
                              2007       $14.841      $14.498          207
                              2008       $14.498      $ 3.049          232
                              2009       $ 3.049      $ 3.770          684
                              2010       $ 3.770      $ 4.235            0
                              2011       $ 4.235      $ 4.051            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.174          361
                              2003       $10.174      $12.627          354
                              2004       $12.627      $13.528          363
                              2005       $13.528      $14.042        1,135
                              2006       $14.042      $15.819          958
                              2007       $15.819      $16.171          651
                              2008       $16.171      $ 9.742          409
                              2009       $ 9.742      $12.240          393
                              2010       $12.240      $13.916          389
                              2011       $13.916      $13.618          292
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.350            0
                              2003       $10.350      $14.655          126
                              2004       $14.655      $17.145          124
                              2005       $17.145      $18.465          310
                              2006       $18.465      $20.784          262
                              2007       $20.784      $20.115          189
                              2008       $20.115      $12.241          115
                              2009       $12.241      $16.447           10
                              2010       $16.447      $19.867            9
                              2011       $19.867      $19.037            9
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.057            0
                              2003       $10.057      $12.384            0
                              2004       $12.384      $14.518            0
                              2005       $14.518      $15.959            0
                              2006       $15.959      $16.090            0
                              2007       $16.090      $16.745            0
                              2008       $16.745      $ 8.348            0
                              2009       $ 8.348      $10.838            0
                              2010       $10.838      $13.528            0
                              2011       $13.528      $13.391            0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.550           13
                              2010       $12.550      $13.872           13
                              2011       $13.872      $13.879           13

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.511          352
                              2003       $10.511      $12.076          371
                              2004       $12.076      $12.827          382
                              2005       $12.827      $13.095          395
                              2006       $13.095      $14.387          414
                              2007       $14.387      $14.256          420
                              2008       $14.256      $ 8.295          472
                              2009       $ 8.295      $10.229          475
                              2010       $10.229      $11.128          487
                              2011       $11.128      $11.226          356
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.384            0
                              2003       $10.384      $12.425            0
                              2004       $12.384      $13.308            0
                              2005       $13.308      $13.975            0
                              2006       $13.975      $15.482            0
                              2007       $15.482      $15.642            0
                              2008       $15.642      $10.238            0
                              2009       $10.238      $13.587            0
                              2010       $13.587      $15.297            0
                              2011       $15.297      $14.953            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.720            0
                              2003       $ 9.720      $11.296            0
                              2004       $11.296      $11.878            0
                              2005       $11.878      $13.199            0
                              2006       $13.199      $13.319            0
                              2007       $13.319      $12.994            0
                              2008       $12.994      $10.577            0
                              2009       $10.577      $13.082            0
                              2010       $13.082      $13.159            0
                              2011       $13.159      $12.765            0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.466            0
                              2003       $11.466      $14.049            0
                              2004       $14.049      $16.770            0
                              2005       $16.770      $17.874            0
                              2006       $17.874      $22.289            0
                              2007       $22.289      $26.240            0
                              2008       $26.240      $17.903            0
                              2009       $17.903      $18.867            0
                              2010       $18.867      $18.859            0
                              2011       $18.859      $17.512            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.794            0
                              2003       $10.794      $13.497        1,883
                              2004       $13.497      $14.721          886
                              2005       $14.721      $15.207          826
                              2006       $15.207      $17.303          814
                              2007       $17.303      $15.957          830
                              2008       $15.957      $ 9.602            0
                              2009       $ 9.602      $12.235            0
                              2010       $12.235      $13.737            0
                              2011       $13.737      $12.859            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.737            0
                              2003       $10.737      $13.337            0
                              2004       $13.337      $14.472            0
                              2005       $14.472      $14.646            0
                              2006       $14.646      $15.891            0
                              2007       $15.891      $16.032            0
                              2008       $16.032      $11.635            0
                              2009       $11.635      $17.152            0
                              2010       $17.152      $19.201            0
                              2011       $19.201      $19.179            0
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.182            0
                              2003       $10.182      $10.436        1,771
                              2004       $10.436      $10.699          641
                              2005       $10.699      $10.750        1,216
                              2006       $10.750      $11.030        1,136
                              2007       $11.030      $11.391          871
                              2008       $11.391      $ 8.506            0
                              2009       $ 8.506      $12.246            0
                              2010       $12.246      $13.207            0
                              2011       $13.207      $13.613            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.601            0
                              2003       $10.601      $13.374          432
                              2004       $13.374      $15.524          363
                              2005       $15.254      $16.801          315
                              2006       $16.801      $21.065          287
                              2007       $21.065      $22.405          252
                              2008       $22.405      $12.326           94
                              2009       $12.326      $15.080            9
                              2010       $15.080      $16.287           10
                              2011       $16.287      $13.280           10
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.404            0
                              2003       $10.404      $12.984          935
                              2004       $12.984      $14.356            0
                              2005       $14.356      $15.334            0
                              2006       $15.334      $17.150            0
                              2007       $17.150      $15.963            0
                              2008       $15.963      $ 9.472            0
                              2009       $ 9.472      $12.164            0
                              2010       $12.164      $13.602            0
                              2011       $13.602      $13.358            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.981         186
                              2003       $ 9.981      $ 9.847         227
                              2004       $ 9.847      $ 9.730         251
                              2005       $ 9.730      $ 9.793         999
                              2006       $ 9.793      $10.036         910
                              2007       $10.036      $10.321         585
                              2008       $10.321      $10.392         183
                              2009       $10.392      $10.221         239
                              2010       $10.221      $10.037         269
                              2011       $10.037      $ 9.854         204
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.375           0
                              2003       $10.375      $13.488         496
                              2004       $13.488      $14.605         524
                              2005       $14.605      $15.771         510
                              2006       $15.771      $16.807         519
                              2007       $16.807      $17.442         509
                              2008       $17.442      $10.487           0
                              2009       $10.487      $13.603           0
                              2010       $13.603      $15.964           0
                              2011       $15.964      $14.874           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.200           0
                              2003       $11.200      $14.565         125
                              2004       $14.565      $16.503         120
                              2005       $16.503      $17.155         331
                              2006       $17.155      $19.537         279
                              2007       $19.537      $18.238         206
                              2008       $18.238      $ 9.889         146
                              2009       $ 9.889      $ 9.308           0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.639           0
                              2003       $10.639      $13.088           0
                              2004       $13.088      $13.818           0
                              2005       $13.818      $14.245           0
                              2006       $14.245      $15.565           0
                              2007       $15.565      $15.363           0
                              2008       $15.363      $ 9.267           0
                              2009       $ 9.267      $12.115           0
                              2010       $12.115      $13.840           0
                              2011       $13.840      $13.349           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.369            0
                              2003       $10.369      $13.554          299
                              2004       $13.554      $15.780          237
                              2005       $15.780      $17.373          189
                              2006       $17.373      $17.983          174
                              2007       $17.983      $18.323          183
                              2008       $18.323      $ 9.794            0
                              2009       $ 9.794      $13.339            0
                              2010       $13.339      $15.216            0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.106            0
                              2003       $10.106      $12.391        1,298
                              2004       $12.391      $12.775        1,351
                              2005       $12.775      $13.254        1,348
                              2006       $13.254      $13.718        1,405
                              2007       $13.718      $14.208        1,177
                              2008       $14.208      $ 8.782          169
                              2009       $ 8.782      $14.128           12
                              2010       $14.128      $16.753           11
                              2011       $16.753      $13.510           11
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.056            0
                              2003       $10.056      $13.865            0
                              2004       $13.865      $14.982            0
                              2005       $14.982      $16.492            0
                              2006       $16.492      $17.939            0
                              2007       $17.939      $18.733            0
                              2008       $18.733      $15.633            0
                              2009       $15.633      $19.967            0
                              2010       $19.967      $21.509            0
                              2011       $21.509      $22.568            0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $11.069            0
                              2005       $11.069      $12.168            0
                              2006       $12.168      $14.514            0
                              2007       $14.514      $15.638            0
                              2008       $15.638      $10.908            0
                              2009       $10.908      $13.873            0
                              2010       $13.873      $15.530            0
                              2011       $15.530      $16.625            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.745            0
                              2005       $10.745      $12.205            0
                              2006       $12.205      $12.473            0
                              2007       $12.473      $14.924            0
                              2008       $14.924      $ 7.443            0
                              2009       $ 7.443      $12.096            0
                              2010       $12.096      $14.589            0
                              2011       $14.589      $13.920            0
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.720            0
                              2005       $10.720      $12.152            0
                              2006       $12.152      $12.383            0
                              2007       $12.383      $14.788            0
                              2008       $14.788      $ 7.352            0
                              2009       $ 7.352      $11.918            0
                              2010       $11.918      $14.345            0
                              2011       $14.345      $13.653            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.816            0
                              2007       $ 9.816      $11.813            0
                              2008       $11.813      $ 6.167            0
                              2009       $ 6.167      $ 9.526            0
                              2010       $ 9.526      $12.369            0
                              2011       $12.369      $11.270            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.570            0
                              2004       $13.570      $15.845            0
                              2005       $15.845      $17.558            0
                              2006       $17.558      $19.276            0
                              2007       $19.276      $19.480            0
                              2008       $19.480      $11.389            0
                              2009       $11.389      $16.394            0
                              2010       $16.394      $20.367            0
                              2011       $20.367      $18.250            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.697          174
                              2003       $10.697      $14.502        1,296
                              2004       $14.502      $19.370          637
                              2005       $19.370      $22.200          576
                              2006       $22.200      $30.002          484
                              2007       $30.002      $24.361          543
                              2008       $24.361      $14.812          230
                              2009       $14.812      $18.681          137
                              2010       $18.681      $23.753          122
                              2011       $23.753      $24.637           88

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.870          0
                              2005       $ 9.870      $ 9.924          0
                              2006       $ 9.924      $10.148          0
                              2007       $10.148      $10.404          0
                              2008       $10.404      $10.396          0
                              2009       $10.396      $10.212          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003 OR WITH THE ENHANCED
 BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.7


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.249         5,948
                              2007       $10.249      $11.794         7,000
                              2008       $11.794      $ 6.631         6,884
                              2009       $ 6.631      $ 8.813        11,904
                              2010       $ 8.813      $10.110        11,702
                              2011       $10.110      $ 9.643         9,310
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.440             0
                              2007       $10.440      $11.104             0
                              2008       $11.104      $ 8.152        53,663
                              2009       $ 8.152      $ 9.914        49,758
                              2010       $ 9.914      $10.947        49,178
                              2011       $10.947      $10.695        48,880
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.470             0
                              2007       $10.470      $11.295             0
                              2008       $11.295      $ 7.446        15,766
                              2009       $ 7.446      $ 9.391        15,322
                              2010       $ 9.391      $10.534        15,216
                              2011       $10.534      $10.207        14,838
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.479             0
                              2007       $10.479      $11.419             0
                              2008       $11.419      $ 6.926             0
                              2009       $ 6.926      $ 8.914             0
                              2010       $ 8.914      $10.135             0
                              2011       $10.135      $ 9.663             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.331             0
                              2007       $10.331      $10.734             0
                              2008       $10.734      $ 9.404             0
                              2009       $ 9.404      $10.577             0
                              2010       $10.577      $11.130             0
                              2011       $11.130      $11.072             0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.726             0
                              2007       $ 9.726      $11.670         1,995
                              2008       $11.670      $ 6.323         2,425
                              2009       $ 6.323      $ 8.960         2,398
                              2010       $ 8.960      $10.528         7,563
                              2011       $10.528      $10.376        12,540
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.802             0
                              2007       $10.802      $11.145             0
                              2008       $11.145      $ 6.871             0
                              2009       $ 6.871      $ 8.515             0
                              2010       $ 8.515      $ 9.584             0
                              2011       $ 9.584      $ 9.571             0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.858            77
                              2007       $ 9.858      $11.154            72
                              2008       $11.154      $ 6.609            71
                              2009       $ 6.609      $ 9.062            67
                              2010       $ 9.062      $11.431         6,550
                              2011       $11.431      $ 9.998            65
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.846            32
                              2003       $10.846      $13.376        36,844
                              2004       $13.376      $14.516        26,930
                              2005       $14.516      $14.743        27,974
                              2006       $14.743      $16.889        23,031
                              2007       $16.889      $15.954        22,473
                              2008       $15.954      $10.151        18,552
                              2009       $10.151      $12.604        13,504
                              2010       $12.604      $14.428        11,163
                              2011       $14.428      $14.497         6,008

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.217             0
                              2005       $11.217      $11.183        33,207
                              2006       $11.183      $12.973        45,329
                              2007       $12.973      $13.205        45,766
                              2008       $13.205      $ 9.113        27,141
                              2009       $ 9.113      $12.123        24,267
                              2010       $12.123      $13.402        19,515
                              2011       $13.402      $13.463        19,381
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.517             0
                              2005       $10.517      $10.428        54,190
                              2006       $10.428      $11.347        66,905
                              2007       $11.347      $11.825        11,112
                              2008       $11.825      $ 7.595        11,658
                              2009       $ 7.595      $ 9.667        11,628
                              2010       $ 9.667      $10.584         7,493
                              2011       $10.584      $10.228         7,299
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.220             0
                              2003       $11.220      $14.545        12,422
                              2004       $14.545      $17.659        16,972
                              2005       $17.659      $18.845        17,022
                              2006       $18.845      $21.630        16,741
                              2007       $21.630      $20.714        15,167
                              2008       $20.714      $13.612         8,846
                              2009       $13.612      $17.248         7,158
                              2010       $17.248      $21.699         6,696
                              2011       $21.699      $20.489         6,159
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.530             0
                              2003       $11.530      $15.526        13,159
                              2004       $15.526      $16.980         4,549
                              2005       $16.980      $17.458         4,714
                              2006       $17.458      $18.618         4,532
                              2007       $18.618      $20.317         4,506
                              2008       $20.317      $11.462           197
                              2009       $11.462      $16.145           193
                              2010       $16.145      $20.216           179
                              2011       $20.216      $18.877           168
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.232             0
                              2005       $10.232      $10.280           209
                              2006       $10.280      $10.492           220
                              2007       $10.492      $10.972           210
                              2008       $10.972      $11.582           148
                              2009       $11.582      $11.715           179
                              2010       $11.715      $12.101           192
                              2011       $12.101      $12.547           181

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.996             0
                              2007       $10.996      $12.065         2,786
                              2008       $12.065      $ 8.469         1,014
                              2009       $ 8.469      $10.246           983
                              2010       $10.246      $11.255         1,841
                              2011       $11.255      $10.716             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.320         1,334
                              2003       $10.320      $12.671        26,147
                              2004       $12.671      $14.002        26,690
                              2005       $14.002      $15.188        28,806
                              2006       $15.188      $17.641        34,838
                              2007       $17.641      $17.908        33,586
                              2008       $17.908      $11.050        19,795
                              2009       $11.050      $13.665        16,890
                              2010       $13.665      $14.907         9,749
                              2011       $14.907      $14.474         7,987
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.228             0
                              2003       $11.228      $16.854         1,488
                              2004       $16.854      $20.622         5,267
                              2005       $20.622      $25.783         5,089
                              2006       $25.783      $32.403         5,372
                              2007       $32.403      $40.938         5,384
                              2008       $40.938      $18.994         2,917
                              2009       $18.994      $32.163         2,498
                              2010       $32.163      $37.106         1,730
                              2011       $37.106      $30.633         1,407
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.471            34
                              2003       $10.471      $13.582         4,752
                              2004       $13.582      $15.795         4,679
                              2005       $15.795      $17.073         7,159
                              2006       $17.073      $20.343        11,119
                              2007       $20.343      $23.042        12,563
                              2008       $23.042      $13.478        10,451
                              2009       $13.478      $18.121         9,766
                              2010       $18.121      $19.274         7,563
                              2011       $19.274      $16.899         7,622

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.716             0
                              2003       $10.716      $12.873         4,177
                              2004       $12.873      $14.491         4,345
                              2005       $14.491      $13.780         4,329
                              2006       $13.780      $15.247         4,310
                              2007       $15.247      $16.603         4,290
                              2008       $16.603      $17.300             0
                              2009       $17.300      $20.145             0
                              2010       $20.145      $22.620             0
                              2011       $22.620      $22.000             0
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.406             0
                              2003       $ 9.406      $11.724         4,182
                              2004       $11.724      $12.282         3,151
                              2005       $12.282      $12.971         2,787
                              2006       $12.971      $13.060         4,504
                              2007       $13.060      $14.944        29,015
                              2008       $14.944      $ 7.460         2,050
                              2009       $ 7.460      $12.124         1,447
                              2010       $12.124      $14.223         6,669
                              2011       $14.223      $13.063        11,322
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.320             0
                              2005       $11.320      $11.563         4,544
                              2006       $11.563      $13.166         7,633
                              2007       $13.166      $12.615         7,068
                              2008       $12.615      $ 7.945         5,245
                              2009       $ 7.945      $10.009         5,200
                              2010       $10.009      $11.362         5,166
                              2011       $11.362      $10.912         3,737
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.944             0
                              2005       $10.944      $11.531         1,087
                              2006       $11.531      $12.736         1,573
                              2007       $12.736      $12.914         1,566
                              2008       $12.914      $ 9.796         1,558
                              2009       $ 9.796      $11.772        11,834
                              2010       $11.772      $12.940         1,540
                              2011       $12.940      $12.531           827
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.648            33
                              2003       $10.648      $13.338         5,606
                              2004       $13.338      $14.934         5,799
                              2005       $14.934      $16.077         8,146
                              2006       $16.077      $18.294        10,829
                              2007       $18.294      $18.399         8,204
                              2008       $18.399      $12.236         5,197
                              2009       $12.236      $14.900         4,715
                              2010       $14.900      $16.400         3,635
                              2011       $16.400      $15.727         2,596

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.107         4,760
                              2005       $11.107      $12.109        45,899
                              2006       $12.109      $12.465         6,262
                              2007       $12.465      $14.381         6,105
                              2008       $14.381      $ 7.501         2,696
                              2009       $ 7.501      $11.508         2,628
                              2010       $11.508      $14.370           880
                              2011       $14.370      $12.779           482
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.283         7,024
                              2005       $11.283      $12.433         5,295
                              2006       $12.433      $14.724         4,067
                              2007       $14.724      $15.578         2,413
                              2008       $15.578      $ 8.973         1,022
                              2009       $ 8.973      $12.254         1,013
                              2010       $12.254      $14.697         1,005
                              2011       $14.697      $14.553           905
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.277             0
                              2005       $11.277      $12.408         1,716
                              2006       $12.408      $14.685         2,060
                              2007       $14.685      $15.522         2,693
                              2008       $15.522      $ 8.920         2,826
                              2009       $ 8.920      $12.179         2,706
                              2010       $12.179      $14.599         1,122
                              2011       $14.599      $14.442         1,083
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.355             0
                              2005       $10.355      $10.292         3,049
                              2006       $10.292      $11.040         5,803
                              2007       $11.040      $11.501         6,502
                              2008       $11.501      $ 9.305         7,086
                              2009       $ 9.305      $12.261        10,904
                              2010       $12.261      $13.511        10,612
                              2011       $13.511      $13.837         9,285
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.904             0
                              2005       $10.904      $11.442         8,063
                              2006       $11.442      $12.870         2,162
                              2007       $12.870      $13.474         1,662
                              2008       $13.474      $ 9.429         1,052
                              2009       $ 9.429      $11.654           377
                              2010       $11.654      $13.609           739
                              2011       $13.609      $12.753           371

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.888             0
                              2005       $10.888      $11.029         8,718
                              2006       $11.029      $12.691         8,713
                              2007       $12.691      $12.878         6,350
                              2008       $12.878      $ 8.032         5,966
                              2009       $ 8.032      $ 9.370         3,981
                              2010       $ 9.370      $10.794         4,023
                              2011       $10.794      $ 9.946         4,033
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.136             0
                              2005       $11.136      $11.431             0
                              2006       $11.431      $12.101         1,083
                              2007       $12.101      $14.398         4,172
                              2008       $14.398      $ 8.723         5,242
                              2009       $ 8.723      $12.456         5,412
                              2010       $12.456      $15.023         3,016
                              2011       $15.023      $13.258         3,107
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.119             0
                              2005       $11.119      $11.806         6,004
                              2006       $11.806      $13.001         8,764
                              2007       $13.001      $12.828         6,299
                              2008       $12.828      $ 7.632         4,887
                              2009       $ 7.632      $ 9.480         4,198
                              2010       $ 9.480      $11.667         4,130
                              2011       $11.667      $10.987         4,123
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.692             0
                              2003       $10.692      $13.079        11,312
                              2004       $13.079      $14.089        12,882
                              2005       $14.089      $14.331        12,665
                              2006       $14.331      $15.587        12,405
                              2007       $15.587      $15.824        11,945
                              2008       $15.824      $ 8.754         3,391
                              2009       $ 8.754      $10.443         3,398
                              2010       $10.443      $11.545         3,314
                              2011       $11.545      $11.370         3,271
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.273         2,652
                              2004       $12.273      $10.837         6,822
                              2005       $12.837      $13.208        12,885
                              2006       $13.208      $13.954        13,005
                              2007       $13.954      $15.586        11,488
                              2008       $15.586      $ 8.309        19,097
                              2009       $ 8.309      $11.751        14,027
                              2010       $11.751      $12.583        12,674
                              2011       $12.583      $12.176        11,319

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.102             0
                              2005       $10.102      $10.143           212
                              2006       $10.143      $10.443         3,656
                              2007       $10.443      $10.663         7,169
                              2008       $10.663      $ 6.374         7,527
                              2009       $ 6.374      $ 6.819         9,639
                              2010       $ 6.819      $ 7.445         9,126
                              2011       $ 7.445      $ 7.884         8,172
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.144             0
                              2003       $10.144      $14.218         8,938
                              2004       $14.218      $16.582         9,732
                              2005       $16.582      $18.558        11,622
                              2006       $18.558      $21.369         9,492
                              2007       $21.369      $22.238         8,220
                              2008       $22.238      $13.018         2,809
                              2009       $13.018      $17.798         2,804
                              2010       $17.798      $20.204         2,799
                              2011       $20.204      $18.133         2,716
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.547           370
                              2003       $10.547      $12.123        18,129
                              2004       $12.123      $12.897        27,572
                              2005       $12.897      $12.967        40,704
                              2006       $12.967      $13.643        39,174
                              2007       $13.643      $14.663        36,663
                              2008       $14.663      $12.302        16,498
                              2009       $12.302      $14.291        12,909
                              2010       $14.291      $16.092        14,619
                              2011       $16.092      $15.891        13,495
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.657             0
                              2003       $10.657      $12.943         3,401
                              2004       $12.943      $13.807         5,394
                              2005       $13.807      $13.818        11,364
                              2006       $13.818      $14.809         5,495
                              2007       $14.809      $14.459         5,408
                              2008       $14.459      $ 3.039         9,008
                              2009       $ 3.039      $ 3.756         4,869
                              2010       $ 3.756      $ 4.217         1,207
                              2011       $ 4.217      $ 4.032         1,154

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.173            34
                              2003       $10.173      $12.619         8,901
                              2004       $12.619      $13.513        12,366
                              2005       $13.513      $14.019        19,880
                              2006       $14.019      $15.785        21,262
                              2007       $15.785      $16.128        20,386
                              2008       $16.128      $ 9.711        15,911
                              2009       $ 9.711      $12.195        14,039
                              2010       $12.195      $13.858        12,906
                              2011       $13.858      $13.554        12,708
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.349             0
                              2003       $10.349      $14.646         7,932
                              2004       $14.646      $17.126        28,896
                              2005       $17.126      $18.435         3,906
                              2006       $18.435      $20.739        34,589
                              2007       $20.739      $20.062         2,548
                              2008       $20.062      $12.202         2,062
                              2009       $12.202      $16.387         1,305
                              2010       $16.387      $19.784           677
                              2011       $19.784      $18.948           670
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.056             0
                              2003       $10.056      $12.376         2,175
                              2004       $12.376      $14.501         7,858
                              2005       $14.501      $15.933         7,490
                              2006       $15.933      $16.055         6,097
                              2007       $16.055      $16.701         5,669
                              2008       $16.701      $ 8.321         4,803
                              2009       $ 8.321      $10.798         4,930
                              2010       $10.798      $13.472         4,547
                              2011       $13.472      $13.328         4,120
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.504         5,635
                              2010       $12.504      $13.814         5,320
                              2011       $13.814      $13.814         5,113

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.510            33
                              2003       $10.510      $12.069        15,756
                              2004       $12.069      $12.812        15,292
                              2005       $12.812      $13.074        14,877
                              2006       $13.074      $14.356        14,841
                              2007       $14.356      $14.218        14,111
                              2008       $14.218      $ 8.269           405
                              2009       $ 8.269      $10.191           402
                              2010       $10.191      $11.081           399
                              2011       $11.081      $11.173           396
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.383             0
                              2003       $10.383      $12.418         5,518
                              2004       $12.418      $13.293         5,671
                              2005       $13.293      $13.952         6,979
                              2006       $13.952      $15.449         6,713
                              2007       $15.449      $15.601         6,733
                              2008       $15.601      $10.205         3,464
                              2009       $10.205      $13.538         4,305
                              2010       $13.538      $15.233         4,237
                              2011       $15.233      $14.883         3,929
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.719             0
                              2003       $ 9.719      $11.289         1,796
                              2004       $11.289      $11.865         1,851
                              2005       $11.865      $13.178         1,463
                              2006       $13.178      $13.290         1,961
                              2007       $13.290      $12.960         1,495
                              2008       $12.960      $10.544            80
                              2009       $10.544      $13.034            87
                              2010       $13.034      $13.104            97
                              2011       $13.104      $12.705            95
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.465             0
                              2003       $11.465      $14.041         1,246
                              2004       $14.041      $16.751           933
                              2005       $16.751      $17.844           923
                              2006       $17.844      $22.241           670
                              2007       $22.241      $26.170           523
                              2008       $26.170      $17.847            92
                              2009       $17.847      $18.798           121
                              2010       $18.798      $18.780           133
                              2011       $18.780      $17.430           136
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.793           247
                              2003       $10.793      $13.489        19,850
                              2004       $13.489      $14.704        14,926
                              2005       $14.704      $15.182        15,363
                              2006       $15.182      $17.266        15,981
                              2007       $17.266      $15.915        16,073
                              2008       $15.915      $ 9.571        14,905
                              2009       $ 9.571      $12.190         9,231
                              2010       $12.190      $13.679         7,809
                              2011       $13.679      $12.798         7,579

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.736           326
                              2003       $10.736      $13.329        18,164
                              2004       $13.329      $14.456        19,389
                              2005       $14.456      $14.622        20,064
                              2006       $14.622      $15.857        20,844
                              2007       $15.857      $15.990        19,176
                              2008       $15.990      $11.598         6,485
                              2009       $11.598      $17.090         3,797
                              2010       $17.090      $19.121         3,809
                              2011       $19.121      $19.090         2,676
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.180           301
                              2003       $10.180      $10.430        26,169
                              2004       $10.430      $10.687        36,766
                              2005       $10.687      $10.733        34,846
                              2006       $10.733      $11.006        40,229
                              2007       $11.006      $11.361        37,430
                              2008       $11.361      $ 8.480        36,250
                              2009       $ 8.480      $12.201        23,543
                              2010       $12.201      $13.152        23,170
                              2011       $13.152      $13.549        19,439
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.600           484
                              2003       $10.600      $13.366         8,868
                              2004       $13.366      $15.237        13,224
                              2005       $15.237      $16.774        12,189
                              2006       $16.774      $21.020        12,754
                              2007       $21.020      $22.346        12,700
                              2008       $22.346      $12.287         9,743
                              2009       $12.287      $15.024         8,714
                              2010       $15.024      $16.219         7,743
                              2011       $16.219      $13.218         8,190
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.403             0
                              2003       $10.403      $12.976         2,496
                              2004       $12.976      $14.340         2,731
                              2005       $14.340      $15.309         3,745
                              2006       $15.309      $17.113         3,925
                              2007       $17.113      $15.921         2,499
                              2008       $15.921      $ 9.442             0
                              2009       $ 9.442      $12.119             0
                              2010       $12.119      $13.545             0
                              2011       $13.545      $13.295             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.980           802
                              2003       $ 9.980      $ 9.841         2,748
                              2004       $ 9.841      $ 9.719        19,628
                              2005       $ 9.719      $ 9.777        22,571
                              2006       $ 9.777      $10.014        48,205
                              2007       $10.014      $10.294        51,325
                              2008       $10.294      $10.359        28,716
                              2009       $10.359      $10.184        28,893
                              2010       $10.184      $ 9.995        19,908
                              2011       $ 9.995      $ 9.808        15,038
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.374             0
                              2003       $10.374      $13.480         9,047
                              2004       $13.480      $14.588         1,092
                              2005       $14.588      $15.745         1,019
                              2006       $15.745      $16.771           963
                              2007       $16.771      $17.396           938
                              2008       $17.396      $10.454             0
                              2009       $10.454      $13.553             0
                              2010       $13.553      $15.897         1,528
                              2011       $15.897      $14.805         1,505
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.199           158
                              2003       $11.199      $14.556         4,822
                              2004       $14.556      $16.485         2,609
                              2005       $16.485      $17.127         5,609
                              2006       $17.127      $19.495         7,609
                              2007       $19.495      $18.190         7,433
                              2008       $18.190      $ 9.858         6,151
                              2009       $ 9.858      $ 9.278             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.638             0
                              2003       $10.638      $13.080        14,551
                              2004       $13.080      $13.803         3,961
                              2005       $13.803      $14.221         3,224
                              2006       $14.221      $15.532         3,423
                              2007       $15.532      $15.322         1,364
                              2008       $15.322      $ 9.238             0
                              2009       $ 9.238      $12.071             0
                              2010       $12.071      $13.782             0
                              2011       $13.782      $13.286             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.368           310
                              2003       $10.368      $13.545         6,993
                              2004       $13.545      $15.762        35,603
                              2005       $15.762      $17.344         6,699
                              2006       $17.344      $17.945         7,014
                              2007       $17.945      $18.275         6,970
                              2008       $18.275      $ 9.763         3,816
                              2009       $ 9.763      $13.290         1,466
                              2010       $13.290      $15.154             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.105           279
                              2003       $10.105      $12.383        33,452
                              2004       $12.383      $12.761        58,750
                              2005       $12.761      $13.233        24,789
                              2006       $13.233      $13.689        27,045
                              2007       $13.689      $14.170        24,340
                              2008       $14.170      $ 8.754        16,448
                              2009       $ 8.754      $14.076         9,828
                              2010       $14.076      $16.683         7,929
                              2011       $16.683      $13.446         8,152
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.055             0
                              2003       $11.055      $13.857         3,702
                              2004       $13.857      $14.965         6,640
                              2005       $14.965      $16.465         4,792
                              2006       $16.465      $17.900         3,810
                              2007       $17.900      $18.683         3,698
                              2008       $18.683      $15.584         3,112
                              2009       $15.584      $19.894         2,237
                              2010       $19.894      $21.419         2,210
                              2011       $21.419      $22.462         1,444
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.064             0
                              2005       $11.064      $12.155         1,033
                              2006       $12.155      $14.491         3,399
                              2007       $14.491      $15.607         1,939
                              2008       $15.607      $10.880         1,848
                              2009       $10.880      $13.830         1,810
                              2010       $13.830      $15.475         1,802
                              2011       $15.475      $16.557           784

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.741         3,603
                              2005       $10.741      $12.195         6,114
                              2006       $12.195      $12.456         9,814
                              2007       $12.456      $14.896         8,282
                              2008       $14.896      $ 7.426        10,515
                              2009       $ 7.426      $12.061         8,552
                              2010       $12.061      $14.539         5,388
                              2011       $14.539      $13.866         4,994
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.716         1,550
                              2005       $10.716      $12.142         1,467
                              2006       $12.142      $12.367         1,570
                              2007       $12.367      $14.760         1,409
                              2008       $14.760      $ 7.335        21,883
                              2009       $ 7.335      $11.884             0
                              2010       $11.884      $14.296             0
                              2011       $14.296      $13.600             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.813         1,692
                              2007       $ 9.813      $11.803        37,395
                              2008       $11.803      $ 6.158        32,729
                              2009       $ 6.158      $ 9.508        18,716
                              2010       $ 9.508      $12.339         9,027
                              2011       $12.339      $11.238         3,051
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.566           870
                              2004       $13.566      $15.831         3,202
                              2005       $15.831      $17.534        30,690
                              2006       $17.534      $19.240         2,103
                              2007       $19.240      $19.433        20,679
                              2008       $19.433      $11.356        17,048
                              2009       $11.356      $16.338         9,567
                              2010       $16.338      $20.287         1,728
                              2011       $20.287      $18.170         1,585
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.696             0
                              2003       $10.696      $14.493         6,352
                              2004       $14.493      $19.348         9,080
                              2005       $19.348      $22.164        10,338
                              2006       $22.164      $29.938         9,483
                              2007       $29.938      $24.296         7,988
                              2008       $24.296      $14.765         6,279
                              2009       $14.765      $18.613         4,721
                              2010       $18.613      $23.654         4,500
                              2011       $23.654      $24.522         3,496

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.865         5,947
                              2005       $ 9.865      $ 9.914         6,055
                              2006       $ 9.914      $10.133         8,018
                              2007       $10.133      $10.383        10,009
                              2008       $10.383      $10.369         5,703
                              2009       $10.369      $10.181             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO
                                  MAY 1, 2003

                          MORTALITY & EXPENSE = 1.75


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.245          0
                              2007       $10.245      $11.784          0
                              2008       $11.784      $ 6.622          0
                              2009       $ 6.622      $ 8.797          0
                              2010       $ 8.797      $10.086          0
                              2011       $10.086      $ 9.615          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.437          0
                              2007       $10.437      $11.095          0
                              2008       $11.095      $ 8.141          0
                              2009       $ 8.141      $ 9.896          0
                              2010       $ 9.896      $10.921          0
                              2011       $10.921      $10.664          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.466          0
                              2007       $10.466      $11.285          0
                              2008       $11.285      $ 7.436          0
                              2009       $ 7.436      $ 9.374          0
                              2010       $ 9.374      $10.509          0
                              2011       $10.509      $10.178          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.475          0
                              2007       $10.475      $11.409          0
                              2008       $11.409      $ 6.917          0
                              2009       $ 6.917      $ 8.897          0
                              2010       $ 8.897      $10.111          0
                              2011       $10.111      $ 9.635          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.327          0
                              2007       $10.327      $10.725          0
                              2008       $10.725      $ 9.391          0
                              2009       $ 9.391      $10.557          0
                              2010       $10.557      $11.103          0
                              2011       $11.103      $11.040          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.723          0
                              2007       $ 9.723      $11.660          0
                              2008       $11.660      $ 6.315          0
                              2009       $ 6.315      $ 8.943          0
                              2010       $ 8.943      $10.503          0
                              2011       $10.503      $10.346          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.798          0
                              2007       $10.798      $11.136          0
                              2008       $11.136      $ 6.862          0
                              2009       $ 6.862      $ 8.499          0
                              2010       $ 8.499      $ 9.561          0
                              2011       $ 9.561      $ 9.544          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.855          0
                              2007       $ 9.855      $11.145          0
                              2008       $11.145      $ 6.600          0
                              2009       $ 6.600      $ 9.045          0
                              2010       $ 9.045      $11.403          0
                              2011       $11.403      $ 9.969          0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.704      $13.371          0
                              2004       $13.371      $14.504          0
                              2005       $14.504      $14.723          0
                              2006       $14.723      $16.857          0
                              2007       $16.857      $15.916          0
                              2008       $15.916      $10.122          0
                              2009       $10.122      $12.561          0
                              2010       $12.561      $14.372          0
                              2011       $14.372      $14.433          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.214          0
                              2005       $11.214      $11.173          0
                              2006       $11.173      $12.956          0
                              2007       $12.956      $13.180          0
                              2008       $13.180      $ 9.091          0
                              2009       $ 9.091      $12.088          0
                              2010       $12.088      $13.356          0
                              2011       $13.356      $13.410          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.516          0
                              2005       $10.516      $10.422          0
                              2006       $10.422      $11.334          0
                              2007       $11.334      $11.805          0
                              2008       $11.805      $ 7.579          0
                              2009       $ 7.579      $ 9.641          0
                              2010       $ 9.641      $10.550          0
                              2011       $10.550      $10.190          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.045      $14.540          0
                              2004       $14.540      $17.644          0
                              2005       $17.644      $18.819          0
                              2006       $18.819      $21.589          0
                              2007       $21.589      $20.664          0
                              2008       $20.664      $13.573          0
                              2009       $13.573      $17.190          0
                              2010       $17.190      $21.614          0
                              2011       $21.614      $20.398          0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.827      $15.520          0
                              2004       $15.520      $16.966          0
                              2005       $16.966      $17.434          0
                              2006       $17.434      $18.583          0
                              2007       $18.583      $20.269          0
                              2008       $20.269      $11.429          0
                              2009       $11.429      $16.091          0
                              2010       $16.091      $20.137          0
                              2011       $20.137      $18.793          0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.228          0
                              2005       $10.228      $10.272          0
                              2006       $10.272      $10.477          0
                              2007       $10.477      $10.952          0
                              2008       $10.952      $11.555          0
                              2009       $11.555      $11.681          0
                              2010       $11.681      $12.060          0
                              2011       $12.060      $12.498          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.992          0
                              2007       $10.992      $12.055          0
                              2008       $12.055      $ 8.457          0
                              2009       $ 8.457      $10.227          0
                              2010       $10.227      $11.228          0
                              2011       $11.228      $10.685          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.605      $12.667          0
                              2004       $12.667      $13.990          0
                              2005       $13.990      $15.168          0
                              2006       $15.168      $17.608          0
                              2007       $17.608      $17.866          0
                              2008       $17.866      $11.018          0
                              2009       $11.018      $13.618          0
                              2010       $13.618      $14.849          0
                              2011       $14.849      $14.410          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.681      $16.848          0
                              2004       $16.648      $20.604          0
                              2005       $20.604      $25.748          0
                              2006       $25.748      $32.343          0
                              2007       $32.343      $40.840          0
                              2008       $40.840      $18.940          0
                              2009       $18.940      $32.054          0
                              2010       $32.054      $36.961          0
                              2011       $36.961      $30.498          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.383      $13.578          0
                              2004       $13.578      $15.781          0
                              2005       $15.781      $17.050          0
                              2006       $17.050      $20.306          0
                              2007       $20.306      $22.987          0
                              2008       $22.987      $13.439          0
                              2009       $13.439      $18.060          0
                              2010       $18.060      $19.199          0
                              2011       $19.199      $16.824          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.589      $12.869          0
                              2004       $12.869      $14.479          0
                              2005       $14.479      $13.761          0
                              2006       $13.761      $15.219          0
                              2007       $15.219      $16.564          0
                              2008       $16.564      $17.251          0
                              2009       $17.251      $20.076          0
                              2010       $20.076      $22.531          0
                              2011       $22.531      $21.903          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.931      $11.720          0
                              2004       $11.720      $12.271          0
                              2005       $12.271      $12.953          0
                              2006       $12.953      $13.036          0
                              2007       $13.036      $14.909          0
                              2008       $14.909      $ 7.439          0
                              2009       $ 7.439      $12.083          0
                              2010       $12.083      $14.167          0
                              2011       $14.167      $13.005          0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.316          0
                              2005       $11.316      $11.554          0
                              2006       $11.554      $13.148          0
                              2007       $13.148      $12.591          0
                              2008       $12.591      $ 7.926          0
                              2009       $ 7.926      $ 9.981          0
                              2010       $ 9.981      $11.323          0
                              2011       $11.323      $10.870          0
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.941          0
                              2005       $10.941      $11.521          0
                              2006       $11.521      $12.719          0
                              2007       $12.719      $12.890          0
                              2008       $12.890      $ 9.773          0
                              2009       $ 9.773      $11.738          0
                              2010       $11.738      $12.896          0
                              2011       $12.896      $12.482          0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.781      $13.334          0
                              2004       $13.334      $14.922          0
                              2005       $14.922      $16.055          0
                              2006       $16.055      $18.259          0
                              2007       $18.259      $18.355          0
                              2008       $18.355      $12.201          0
                              2009       $12.201      $14.849          0
                              2010       $14.849      $16.336          0
                              2011       $16.336      $15.658          0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.103          0
                              2005       $11.103      $12.099          0
                              2006       $12.099      $12.449          0
                              2007       $12.449      $14.354          0
                              2008       $14.354      $ 7.483          0
                              2009       $ 7.483      $11.474          0
                              2010       $11.474      $14.321          0
                              2011       $14.321      $12.729          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.280          0
                              2005       $11.280      $12.423          0
                              2006       $12.423      $14.704          0
                              2007       $14.704      $15.548          0
                              2008       $15.548      $ 8.951          0
                              2009       $ 8.951      $12.219          0
                              2010       $12.219      $14.647          0
                              2011       $14.647      $14.496          0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.273          0
                              2005       $11.273      $12.398          0
                              2006       $12.398      $14.665          0
                              2007       $14.665      $15.493          0
                              2008       $15.493      $ 8.899          0
                              2009       $ 8.899      $12.144          0
                              2010       $12.144      $14.550          0
                              2011       $14.550      $14.386          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.353          0
                              2005       $10.353      $10.286          0
                              2006       $10.286      $11.028          0
                              2007       $11.028      $11.482          0
                              2008       $11.482      $ 9.285          0
                              2009       $ 9.285      $12.228          0
                              2010       $12.228      $13.468          0
                              2011       $13.468      $13.786          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.902          0
                              2005       $10.902      $11.435          0
                              2006       $11.435      $12.855          0
                              2007       $12.855      $13.452          0
                              2008       $13.452      $ 9.409          0
                              2009       $ 9.409      $11.622          0
                              2010       $11.622      $13.566          0
                              2011       $13.566      $12.706          0
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.886          0
                              2005       $10.886      $11.022          0
                              2006       $11.022      $12.676          0
                              2007       $12.676      $12.856          0
                              2008       $12.856      $ 8.015          0
                              2009       $ 8.015      $ 9.345          0
                              2010       $ 9.345      $10.759          0
                              2011       $10.759      $ 9.909          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.134          0
                              2005       $11.134      $11.424          0
                              2006       $11.424      $12.087          0
                              2007       $12.087      $14.374          0
                              2008       $14.374      $ 8.704          0
                              2009       $ 8.704      $12.423          0
                              2010       $12.423      $14.975          0
                              2011       $14.975      $13.209          0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.117          0
                              2005       $11.117      $11.799          0
                              2006       $11.799      $12.986          0
                              2007       $12.986      $12.806          0
                              2008       $12.806      $ 7.615          0
                              2009       $ 7.615      $ 9.455          0
                              2010       $ 9.455      $11.630          0
                              2011       $11.630      $10.947          0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.110      $13.075          0
                              2004       $13.075      $14.077          0
                              2005       $14.077      $14.311          0
                              2006       $14.311      $15.558          0
                              2007       $15.558      $15.787          0
                              2008       $15.787      $ 8.728          0
                              2009       $ 8.728      $10.408          0
                              2010       $10.408      $11.500          0
                              2011       $11.500      $11.320          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.268          0
                              2004       $12.268      $12.826          0
                              2005       $12.826      $13.190          0
                              2006       $13.190      $13.928          0
                              2007       $13.928      $15.549          0
                              2008       $15.549      $ 8.285          0
                              2009       $ 8.285      $11.711          0
                              2010       $11.711      $12.534          0
                              2011       $12.534      $12.123          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.101          0
                              2005       $10.101      $10.137          0
                              2006       $10.137      $10.431          0
                              2007       $10.431      $10.646          0
                              2008       $10.646      $ 6.360          0
                              2009       $ 6.360      $ 6.801          0
                              2010       $ 6.801      $ 7.421          0
                              2011       $ 7.421      $ 7.855          0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.084      $14.213          0
                              2004       $14.213      $16.568          0
                              2005       $16.568      $18.532          0
                              2006       $18.532      $21.330          0
                              2007       $21.330      $22.185          0
                              2008       $22.185      $12.980          0
                              2009       $12.980      $17.738          0
                              2010       $17.738      $20.126          0
                              2011       $20.126      $18.053          0
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.249      $12.119          0
                              2004       $12.119      $12.886          0
                              2005       $12.886      $12.950          0
                              2006       $12.950      $13.618          0
                              2007       $13.618      $14.628          0
                              2008       $14.628      $12.266          0
                              2009       $12.266      $14.242          0
                              2010       $14.242      $16.029          0
                              2011       $16.029      $15.821          0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.734      $12.938          0
                              2004       $12.938      $13.795          0
                              2005       $13.795      $13.800          0
                              2006       $13.800      $14.781          0
                              2007       $14.781      $14.425          0
                              2008       $14.425      $ 3.031          0
                              2009       $ 3.031      $ 3.743          0
                              2010       $ 3.743      $ 4.201          0
                              2011       $ 4.201      $ 4.014          0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.466      $12.615          0
                              2004       $12.615      $13.501          0
                              2005       $13.501      $14.000          0
                              2006       $14.000      $15.756          0
                              2007       $15.756      $16.090          0
                              2008       $16.090      $ 9.683          0
                              2009       $ 9.683      $12.153          0
                              2010       $12.153      $13.804          0
                              2011       $13.804      $13.494          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.716      $14.641          0
                              2004       $14.641      $17.111          0
                              2005       $17.111      $18.410          0
                              2006       $18.410      $20.700          0
                              2007       $20.700      $20.014          0
                              2008       $20.014      $12.167          0
                              2009       $12.167      $16.331          0
                              2010       $16.331      $19.707          0
                              2011       $19.707      $18.865          0
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.342      $12.372          0
                              2004       $12.372      $14.489          0
                              2005       $14.489      $15.912          0
                              2006       $15.912      $16.025          0
                              2007       $16.025      $16.661          0
                              2008       $16.661      $ 8.297          0
                              2009       $ 8.297      $10.761          0
                              2010       $10.761      $13.419          0
                              2011       $13.419      $13.269          0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.462          0
                              2010       $12.462      $13.761          0
                              2011       $13.761      $13.753          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.684      $12.064          0
                              2004       $12.064      $12.801          0
                              2005       $12.801      $13.056          0
                              2006       $13.056      $14.330          0
                              2007       $14.330      $14.184          0
                              2008       $14.184      $ 8.245          0
                              2009       $ 8.245      $10.157          0
                              2010       $10.157      $11.038          0
                              2011       $11.038      $11.124          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.754      $12.414          0
                              2004       $12.414      $13.282          0
                              2005       $13.282      $13.933          0
                              2006       $13.933      $15.420          0
                              2007       $15.420      $15.564          0
                              2008       $15.564      $10.176          0
                              2009       $10.176      $13.492          0
                              2010       $13.492      $15.173          0
                              2011       $15.173      $14.817          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.235      $11.285          0
                              2004       $11.285      $11.855          0
                              2005       $11.855      $13.160          0
                              2006       $13.160      $13.266          0
                              2007       $13.266      $12.929          0
                              2008       $12.929      $10.513          0
                              2009       $10.513      $12.990          0
                              2010       $12.990      $13.052          0
                              2011       $13.052      $12.649          0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.649      $14.036          0
                              2004       $14.036      $16.737          0
                              2005       $16.737      $17.820          0
                              2006       $17.820      $22.200          0
                              2007       $22.200      $26.108          0
                              2008       $26.108      $17.795          0
                              2009       $17.795      $18.734          0
                              2010       $18.734      $18.707          0
                              2011       $18.707      $17.353          0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.995      $13.484          0
                              2004       $13.484      $14.692          0
                              2005       $14.692      $15.161          0
                              2006       $15.161      $17.233          0
                              2007       $17.233      $15.877          0
                              2008       $15.877      $ 9.544          0
                              2009       $ 9.544      $12.149          0
                              2010       $12.149      $13.626          0
                              2011       $13.626      $12.742          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.868      $13.324          0
                              2004       $13.324      $14.443          0
                              2005       $14.443      $14.603          0
                              2006       $14.603      $15.827          0
                              2007       $15.827      $15.952          0
                              2008       $15.952      $11.565          0
                              2009       $11.565      $17.032          0
                              2010       $17.032      $19.046          0
                              2011       $19.046      $19.006          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.358      $10.426          0
                              2004       $10.426      $10.677          0
                              2005       $10.677      $10.718          0
                              2006       $10.718      $10.986          0
                              2007       $10.986      $11.334          0
                              2008       $11.334      $ 8.455          0
                              2009       $ 8.455      $12.159          0
                              2010       $12.159      $13.100          0
                              2011       $13.100      $13.489          0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.577      $13.361          0
                              2004       $13.361      $15.224          0
                              2005       $15.224      $16.751          0
                              2006       $16.751      $20.980          0
                              2007       $20.980      $22.292          0
                              2008       $22.292      $12.252          0
                              2009       $12.252      $14.973          0
                              2010       $14.973      $16.155          0
                              2011       $16.155      $13.160          0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.694      $12.972          0
                              2004       $12.972      $14.328          0
                              2005       $14.328      $15.288          0
                              2006       $15.288      $17.081          0
                              2007       $17.081      $15.883          0
                              2008       $15.883      $ 9.415          0
                              2009       $ 9.415      $12.078          0
                              2010       $12.078      $13.492          0
                              2011       $13.492      $13.237          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.939      $ 9.838          0
                              2004       $ 9.838      $ 9.710          0
                              2005       $ 9.710      $ 9.764          0
                              2006       $ 9.764      $ 9.995          0
                              2007       $ 9.995      $10.269          0
                              2008       $10.269      $10.329          0
                              2009       $10.329      $10.149          0
                              2010       $10.149      $ 9.956          0
                              2011       $ 9.956      $ 9.765          0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.981      $13.475          0
                              2004       $13.475      $14.576          0
                              2005       $14.576      $15.724          0
                              2006       $15.724      $16.739          0
                              2007       $16.739      $17.355          0
                              2008       $17.355      $10.424          0
                              2009       $10.424      $13.507          0
                              2010       $13.507      $15.835          0
                              2011       $15.835      $14.739          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.323      $14.551          0
                              2004       $14.551      $16.471          0
                              2005       $16.471      $17.104          0
                              2006       $17.104      $19.459          0
                              2007       $19.459      $18.146          0
                              2008       $18.146      $ 9.830          0
                              2009       $ 9.830      $ 9.251          0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.843      $13.075          0
                              2004       $13.075      $13.791          0
                              2005       $13.791      $14.202          0
                              2006       $14.202      $15.503          0
                              2007       $15.503      $15.285          0
                              2008       $15.285      $ 9.211          0
                              2009       $ 9.211      $12.030          0
                              2010       $12.030      $13.729          0
                              2011       $13.729      $13.228          0
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.800      $13.541          0
                              2004       $13.541      $15.749          0
                              2005       $15.749      $17.321          0
                              2006       $17.321      $17.912          0
                              2007       $17.912      $18.231          0
                              2008       $18.231      $ 9.735          0
                              2009       $ 9.735      $13.245          0
                              2010       $13.245      $15.097          0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.580      $12.379          0
                              2004       $12.379      $12.750          0
                              2005       $12.750      $13.215          0
                              2006       $13.215      $13.664          0
                              2007       $13.664      $14.137          0
                              2008       $14.137      $ 8.729          0
                              2009       $ 8.729      $14.028          0
                              2010       $14.028      $16.618          0
                              2011       $16.618      $13.387          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.292      $13.852          0
                              2004       $13.852      $14.953          0
                              2005       $14.953      $16.443          0
                              2006       $16.443      $17.867          0
                              2007       $17.867      $18.639          0
                              2008       $18.639      $15.539          0
                              2009       $15.539      $19.826          0
                              2010       $19.826      $21.336          0
                              2011       $21.336      $22.363          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $11.058          0
                              2005       $11.058      $12.143          0
                              2006       $12.143      $14.469          0
                              2007       $14.469      $15.575          0
                              2008       $15.575      $10.852          0
                              2009       $10.852      $13.788          0
                              2010       $13.788      $15.420          0
                              2011       $15.420      $16.490          0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.738          0
                              2005       $10.738      $12.184          0
                              2006       $12.184      $12.439          0
                              2007       $12.439      $14.868          0
                              2008       $14.868      $ 7.408          0
                              2009       $ 7.408      $12.027          0
                              2010       $12.027      $14.490          0
                              2011       $14.490      $13.812          0
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.712          0
                              2005       $10.712      $12.131          0
                              2006       $12.131      $12.350          0
                              2007       $12.350      $14.732          0
                              2008       $14.732      $ 7.317          0
                              2009       $ 7.317      $11.850          0
                              2010       $11.850      $14.248          0
                              2011       $14.248      $13.547          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.809          0
                              2007       $ 9.809      $11.793          0
                              2008       $11.793      $ 6.150          0
                              2009       $ 6.150      $ 9.490          0
                              2010       $ 9.490      $12.310          0
                              2011       $12.310      $11.205          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.561          0
                              2004       $13.561      $15.818          0
                              2005       $15.818      $17.510          0
                              2006       $17.510      $19.204          0
                              2007       $19.204      $19.387          0
                              2008       $19.387      $11.323          0
                              2009       $11.323      $16.283          0
                              2010       $16.283      $20.208          0
                              2011       $20.208      $18.090          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.382      $14.488          0
                              2004       $14.488      $19.332          0
                              2005       $19.332      $22.134          0
                              2006       $22.134      $29.882          0
                              2007       $29.882      $24.238          0
                              2008       $24.238      $14.722          0
                              2009       $14.722      $18.550          0
                              2010       $18.550      $23.561          0
                              2011       $23.561      $24.413          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.860          0
                              2005       $ 9.860      $ 9.904          0
                              2006       $ 9.904      $10.117          0
                              2007       $10.117      $10.362          0
                              2008       $10.362      $10.343          0
                              2009       $10.343      $10.150          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV
   DEATH BENEFIT OPTION OR ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                           BENEFIT OPTION (AGE0-70)

                           MORTALITY & EXPENSE = 1.8


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.242          0
                              2007       $10.242      $11.774          0
                              2008       $11.774      $ 6.613          0
                              2009       $ 6.613      $ 8.780          0
                              2010       $ 8.780      $10.062          0
                              2011       $10.062      $ 9.588          0
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.433          0
                              2007       $10.433      $11.085          0
                              2008       $11.085      $ 8.130          0
                              2009       $ 8.130      $ 9.877          0
                              2010       $ 9.877      $10.895          0
                              2011       $10.895      $10.633          0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.463          0
                              2007       $10.463      $11.275          0
                              2008       $11.275      $ 7.426          0
                              2009       $ 7.426      $ 9.356          0
                              2010       $ 9.356      $10.484          0
                              2011       $10.484      $10.148          0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.472          0
                              2007       $10.472      $11.399          0
                              2008       $11.399      $ 6.907          0
                              2009       $ 6.907      $ 8.881          0
                              2010       $ 8.881      $10.087          0
                              2011       $10.087      $ 9.607          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.324          0
                              2007       $10.324      $10.716          0
                              2008       $10.716      $ 9.378          0
                              2009       $ 9.378      $10.537          0
                              2010       $10.537      $11.077          0
                              2011       $11.077      $11.008          0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.720          0
                              2007       $ 9.720      $11.650          0
                              2008       $11.650      $ 6.306          0
                              2009       $ 6.306      $ 8.926          0
                              2010       $ 8.926      $10.478          0
                              2011       $10.478      $10.316          0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.794          0
                              2007       $10.794      $11.126          0
                              2008       $11.126      $ 6.853          0
                              2009       $ 6.853      $ 8.483          0
                              2010       $ 8.483      $ 9.539          0
                              2011       $ 9.539      $ 9.516          0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.852          0
                              2007       $ 9.852      $11.135          0
                              2008       $11.135      $ 6.591          0
                              2009       $ 6.591      $ 9.028          0
                              2010       $ 9.028      $11.376          0
                              2011       $11.376      $ 9.940          0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.844          0
                              2003       $10.844      $13.359          0
                              2004       $13.359      $14.483          0
                              2005       $14.483      $14.695          0
                              2006       $14.695      $16.817          0
                              2007       $16.817      $15.869          0
                              2008       $15.869      $10.087          0
                              2009       $10.087      $12.511          0
                              2010       $12.511      $14.308          0
                              2011       $14.308      $14.361          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.210           0
                              2005       $11.210      $11.164           0
                              2006       $11.164      $12.938           0
                              2007       $12.938      $13.155           0
                              2008       $13.155      $ 9.070           0
                              2009       $ 9.070      $12.054           0
                              2010       $12.054      $13.311           0
                              2011       $13.311      $13.358           0
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.515           0
                              2005       $10.515      $10.415           0
                              2006       $10.415      $11.321           0
                              2007       $11.321      $11.786         139
                              2008       $11.786      $ 7.562         149
                              2009       $ 7.562      $ 9.616         146
                              2010       $ 9.616      $10.517         148
                              2011       $10.517      $10.153         150
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.218           0
                              2003       $11.218      $14.527          39
                              2004       $14.527      $17.619          45
                              2005       $17.619      $18.784          44
                              2006       $18.784      $21.537           0
                              2007       $21.537      $20.604          84
                              2008       $20.604      $13.526          86
                              2009       $13.526      $17.122          84
                              2010       $17.122      $21.518          79
                              2011       $21.518      $20.297          80
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.528           0
                              2003       $11.528      $15.507           0
                              2004       $15.507      $16.942           0
                              2005       $16.942      $17.401           0
                              2006       $17.401      $18.538           0
                              2007       $18.538      $20.209           0
                              2008       $20.209      $11.389           0
                              2009       $11.389      $16.027           0
                              2010       $16.027      $20.048           0
                              2011       $20.048      $18.700           0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.225           0
                              2005       $10.225      $10.263           0
                              2006       $10.263      $10.463           0
                              2007       $10.463      $10.931           0
                              2008       $10.931      $11.527           0
                              2009       $11.527      $11.647           0
                              2010       $11.647      $12.019           0
                              2011       $12.019      $12.449           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.989            0
                              2007       $10.989      $12.045            0
                              2008       $12.045      $ 8.446            0
                              2009       $ 8.446      $10.208            0
                              2010       $10.208      $11.201            0
                              2011       $11.201      $10.654            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.318            0
                              2003       $10.318      $12.656        1,641
                              2004       $12.656      $13.971        1,601
                              2005       $13.971      $15.139        1,507
                              2006       $15.139      $17.566            0
                              2007       $17.566      $17.813            0
                              2008       $17.813      $10.980            0
                              2009       $10.980      $13.564            0
                              2010       $13.564      $14.783            0
                              2011       $14.783      $14.338            0
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.226            0
                              2003       $11.226      $16.833            0
                              2004       $16.833      $20.576            0
                              2005       $20.576      $25.699            0
                              2006       $25.699      $32.264            0
                              2007       $32.264      $40.721            0
                              2008       $40.721      $18.874            0
                              2009       $18.874      $31.928            0
                              2010       $31.928      $36.796            0
                              2011       $36.796      $30.347            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.468            0
                              2003       $10.468      $13.565            0
                              2004       $13.565      $15.759            0
                              2005       $15.759      $17.017            0
                              2006       $17.017      $20.256            0
                              2007       $20.256      $22.920           36
                              2008       $22.920      $13.393           42
                              2009       $13.393      $17.989           39
                              2010       $17.989      $19.113           41
                              2011       $19.113      $16.741           45

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.714             0
                              2003       $10.714      $12.857             0
                              2004       $12.857      $14.458             0
                              2005       $14.458      $13.735             0
                              2006       $13.735      $15.182             0
                              2007       $15.182      $16.515             0
                              2008       $16.515      $17.191             0
                              2009       $17.191      $19.997             0
                              2010       $19.997      $22.431             0
                              2011       $22.431      $21.794             0
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.404         4,867
                              2003       $ 9.404      $11.709         1,144
                              2004       $11.709      $12.254         1,215
                              2005       $12.254      $12.928         1,150
                              2006       $12.928      $13.004             0
                              2007       $13.004      $14.865             0
                              2008       $14.865      $ 7.413             0
                              2009       $ 7.413      $12.035             0
                              2010       $12.035      $14.104             0
                              2011       $14.104      $12.940             0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.312             0
                              2005       $11.312      $11.544             0
                              2006       $11.544      $13.130             0
                              2007       $13.130      $12.568            65
                              2008       $12.568      $ 7.907            71
                              2009       $ 7.907      $ 9.952            71
                              2010       $ 9.952      $11.285            69
                              2011       $11.285      $10.827            70
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.937             0
                              2005       $10.937      $11.511             0
                              2006       $11.511      $12.702             0
                              2007       $12.702      $12.866             0
                              2008       $12.866      $ 9.750             0
                              2009       $ 9.750      $11.705             0
                              2010       $11.705      $12.852             0
                              2011       $12.852      $12.433             0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.646             0
                              2003       $10.646      $13.322        13,280
                              2004       $13.322      $14.901        12,635
                              2005       $14.901      $16.024        11,887
                              2006       $16.024      $18.215             0
                              2007       $18.215      $18.301         8,528
                              2008       $18.301      $12.159         3,840
                              2009       $12.159      $14.790         4,096
                              2010       $14.790      $16.264         4,256
                              2011       $16.264      $15.580         4,320

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.100           0
                              2005       $11.100      $12.088           0
                              2006       $12.088      $12.432           0
                              2007       $12.432      $14.327           0
                              2008       $14.327      $ 7.465           0
                              2009       $ 7.465      $11.441           0
                              2010       $11.441      $14.272           0
                              2011       $14.272      $12.679           0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.276          64
                              2005       $11.276      $12.412          64
                              2006       $12.412      $14.684          63
                              2007       $14.684      $15.519          63
                              2008       $15.519      $ 8.930          62
                              2009       $ 8.930      $12.184          62
                              2010       $12.184      $14.597          61
                              2011       $14.597      $14.439          61
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.269           0
                              2005       $11.269      $12.387           0
                              2006       $12.387      $14.645           0
                              2007       $14.645      $15.464           0
                              2008       $15.464      $ 8.878           0
                              2009       $ 8.878      $12.109           0
                              2010       $12.109      $14.501           0
                              2011       $14.501      $14.330           0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.352           0
                              2005       $10.352      $10.279           0
                              2006       $10.279      $11.015           0
                              2007       $11.015      $11.463          72
                              2008       $11.463      $ 9.265          60
                              2009       $ 9.265      $12.196          58
                              2010       $12.196      $13.425          58
                              2011       $13.425      $13.735          55
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.901           0
                              2005       $10.901      $11.427           0
                              2006       $11.427      $12.840           0
                              2007       $12.840      $13.429           0
                              2008       $13.429      $ 9.388           0
                              2009       $ 9.388      $11.591           0
                              2010       $11.591      $13.523           0
                              2011       $13.523      $12.659           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.885            0
                              2005       $10.885      $11.015            0
                              2006       $11.015      $12.662            0
                              2007       $12.662      $12.835            0
                              2008       $12.835      $ 7.998            0
                              2009       $ 7.998      $ 9.320            0
                              2010       $ 9.320      $10.725            0
                              2011       $10.725      $ 9.873            0
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.133            0
                              2005       $11.133      $11.417            0
                              2006       $11.417      $12.073            0
                              2007       $12.073      $14.350            0
                              2008       $14.350      $ 8.685            0
                              2009       $ 8.685      $12.390            0
                              2010       $12.390      $14.927            0
                              2011       $14.927      $13.161            0
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.116            0
                              2005       $11.116      $11.791            0
                              2006       $11.791      $12.971            0
                              2007       $12.971      $12.785           64
                              2008       $12.785      $ 7.599           75
                              2009       $ 7.599      $ 9.430           74
                              2010       $ 9.430      $11.593           67
                              2011       $11.593      $10.907           70
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.689            0
                              2003       $10.689      $13.063           80
                              2004       $13.063      $14.057           92
                              2005       $14.057      $14.284           91
                              2006       $14.284      $15.521            0
                              2007       $15.521      $15.740           90
                              2008       $15.740      $ 8.698           90
                              2009       $ 8.698      $10.366           89
                              2010       $10.366      $11.448           88
                              2011       $11.448      $11.264           87
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.264        1,703
                              2004       $12.264      $12.815        1,751
                              2005       $12.815      $13.172        1,681
                              2006       $13.172      $13.902            0
                              2007       $13.902      $15.512           53
                              2008       $15.512      $ 8.261           68
                              2009       $ 8.261      $11.671           60
                              2010       $11.671      $12.485           62
                              2011       $12.485      $12.069           63

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.100            0
                              2005       $10.100      $10.130            0
                              2006       $10.130      $10.419            0
                              2007       $10.419      $10.628            0
                              2008       $10.628      $ 6.346            0
                              2009       $ 6.346      $ 6.783            0
                              2010       $ 6.783      $ 7.398            0
                              2011       $ 7.398      $ 7.826            0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.141            0
                              2003       $10.141      $14.200            0
                              2004       $14.200      $16.545            0
                              2005       $16.545      $18.497            0
                              2006       $18.497      $21.278            0
                              2007       $21.278      $22.120            0
                              2008       $22.120      $12.936            0
                              2009       $12.936      $17.668            0
                              2010       $17.668      $20.036            0
                              2011       $20.036      $17.963            0
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.544            0
                              2003       $10.544      $12.108          122
                              2004       $12.108      $12.868          142
                              2005       $12.868      $12.925          141
                              2006       $12.925      $13.585            0
                              2007       $13.585      $14.585          252
                              2008       $14.585      $12.224          229
                              2009       $12.224      $14.186          236
                              2010       $14.186      $15.958          234
                              2011       $15.958      $15.743          231
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.654            0
                              2003       $10.654      $12.927        1,576
                              2004       $12.927      $13.776        1,602
                              2005       $13.776      $13.773        1,635
                              2006       $13.773      $14.746            0
                              2007       $14.746      $14.383            0
                              2008       $14.383      $ 3.020            0
                              2009       $ 3.020      $ 3.728            0
                              2010       $ 3.728      $ 4.182            0
                              2011       $ 4.182      $ 3.994            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.170        4,651
                              2003       $10.170      $12.604        4,755
                              2004       $12.604      $13.482        4,879
                              2005       $13.482      $13.974        4,828
                              2006       $13.974      $15.718            0
                              2007       $15.718      $16.043        4,829
                              2008       $16.043      $ 9.650        5,107
                              2009       $ 9.650      $12.105        5,233
                              2010       $12.105      $13.742        5,167
                              2011       $13.742      $13.427        5,173
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.347            0
                              2003       $10.347      $14.628            0
                              2004       $14.628      $17.087            0
                              2005       $17.087      $18.375            0
                              2006       $18.375      $20.650            0
                              2007       $20.650      $19.955           41
                              2008       $19.955      $12.125           48
                              2009       $12.125      $16.267           43
                              2010       $16.267      $19.619           40
                              2011       $19.619      $18.771           40
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.054            0
                              2003       $10.054      $12.361            0
                              2004       $12.361      $14.469            0
                              2005       $14.469      $15.881            0
                              2006       $15.881      $15.986            0
                              2007       $15.986      $16.612            0
                              2008       $16.612      $ 8.269            0
                              2009       $ 8.269      $10.719            0
                              2010       $10.719      $13.359            0
                              2011       $13.359      $13.203            0
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.412           56
                              2010       $12.412      $13.699           57
                              2011       $13.699      $13.685           56

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.508        4,623
                              2003       $10.508      $12.054        5,035
                              2004       $12.054      $12.784        5,197
                              2005       $12.784      $13.031        5,285
                              2006       $13.031      $14.295            0
                              2007       $14.295      $14.143        5,352
                              2008       $14.143      $ 8.216        5,877
                              2009       $ 8.216      $10.117        6,091
                              2010       $10.117      $10.989        6,223
                              2011       $10.989      $11.069        6,037
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.381            0
                              2003       $10.381      $12.402            0
                              2004       $12.402      $13.263            0
                              2005       $13.263      $13.906            0
                              2006       $13.906      $15.383            0
                              2007       $15.383      $15.518            0
                              2008       $15.518      $10.141            0
                              2009       $10.141      $13.438            0
                              2010       $13.438      $15.106            0
                              2011       $15.106      $14.744            0
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.717            0
                              2003       $ 9.717      $11.275            0
                              2004       $11.275      $11.838            0
                              2005       $11.838      $13.135            0
                              2006       $13.135      $13.234            0
                              2007       $13.234      $12.891            0
                              2008       $12.891      $10.477            0
                              2009       $10.477      $12.939            0
                              2010       $12.939      $12.994            0
                              2011       $12.994      $12.586            0
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.462            0
                              2003       $11.462      $14.023            0
                              2004       $14.023      $16.713            0
                              2005       $16.713      $17.786            0
                              2006       $17.786      $22.146            0
                              2007       $22.146      $26.032            0
                              2008       $26.032      $17.734            0
                              2009       $17.734      $18.660            0
                              2010       $18.660      $18.624            0
                              2011       $18.624      $17.267            0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.791        4,419
                              2003       $10.791      $13.472        4,460
                              2004       $13.472      $14.671        4,393
                              2005       $14.671      $15.132        4,387
                              2006       $15.132      $17.192            0
                              2007       $17.192      $15.830        4,621
                              2008       $15.830      $ 9.511        4,805
                              2009       $ 9.511      $12.101        5,023
                              2010       $12.101      $13.565        5,066
                              2011       $13.565      $12.679        5,222

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.734        4,683
                              2003       $10.734      $13.312        4,351
                              2004       $13.312      $14.423        4,384
                              2005       $14.423      $14.575        4,596
                              2006       $14.575      $15.789            0
                              2007       $15.789      $15.905        4,649
                              2008       $15.905      $11.525        4,070
                              2009       $11.525      $16.964        3,610
                              2010       $16.964      $18.962        3,432
                              2011       $18.962      $18.911        3,397
 PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.178            0
                              2003       $10.178      $10.417          178
                              2004       $10.417      $10.662          208
                              2005       $10.662      $10.697          207
                              2006       $10.697      $10.959            0
                              2007       $10.959      $11.301          350
                              2008       $11.301      $ 8.426          335
                              2009       $ 8.426      $12.111          317
                              2010       $12.111      $13.042          319
                              2011       $13.042      $13.423          310
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.597            0
                              2003       $10.597      $13.350            0
                              2004       $13.350      $15.203            0
                              2005       $15.203      $16.719            0
                              2006       $16.719      $20.930            0
                              2007       $20.930      $22.227            0
                              2008       $22.227      $12.210            0
                              2009       $12.210      $14.914            0
                              2010       $14.914      $16.083            0
                              2011       $16.083      $13.094            0
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.400            0
                              2003       $10.400      $12.960            0
                              2004       $12.960      $14.308            0
                              2005       $14.308      $15.259            0
                              2006       $15.259      $17.040            0
                              2007       $17.040      $15.836            0
                              2008       $15.836      $ 9.382            0
                              2009       $ 9.382      $12.030            0
                              2010       $12.030      $13.432            0
                              2011       $13.432      $13.171            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.978           0
                              2003       $ 9.978      $ 9.829           0
                              2004       $ 9.829      $ 9.697           0
                              2005       $ 9.697      $ 9.745           0
                              2006       $ 9.745      $ 9.971           0
                              2007       $ 9.971      $10.239         161
                              2008       $10.239      $10.293         108
                              2009       $10.293      $10.109         140
                              2010       $10.109      $ 9.912         157
                              2011       $ 9.912      $ 9.716         156
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.372           0
                              2003       $10.372      $13.463           0
                              2004       $13.463      $14.556           0
                              2005       $14.556      $15.694           0
                              2006       $15.694      $16.699           0
                              2007       $16.699      $17.304           0
                              2008       $17.304      $10.388           0
                              2009       $10.388      $13.453           0
                              2010       $13.453      $15.765           0
                              2011       $15.765      $14.666           0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.197           0
                              2003       $11.197      $14.538           0
                              2004       $14.538      $16.447           0
                              2005       $16.447      $17.071           0
                              2006       $17.071      $19.412           0
                              2007       $19.412      $18.093          45
                              2008       $18.093      $ 9.796          58
                              2009       $ 9.796      $ 9.219           0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.635           0
                              2003       $10.635      $13.064           0
                              2004       $13.064      $13.772           0
                              2005       $13.772      $14.175           0
                              2006       $14.175      $15.465           0
                              2007       $15.465      $15.241           0
                              2008       $15.241      $ 9.179           0
                              2009       $ 9.179      $11.982           0
                              2010       $11.982      $13.667           0
                              2011       $13.667      $13.162           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.365          0
                              2003       $10.365      $13.529          0
                              2004       $13.529      $15.727          0
                              2005       $15.727      $17.288          0
                              2006       $17.288      $17.868          0
                              2007       $17.868      $18.178          0
                              2008       $18.178      $ 9.701          0
                              2009       $ 9.701      $13.192          0
                              2010       $13.192      $15.032          0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.102          0
                              2003       $10.102      $12.368          0
                              2004       $12.368      $12.732          0
                              2005       $12.732      $13.190          0
                              2006       $13.190      $13.631          0
                              2007       $13.631      $14.095          0
                              2008       $14.095      $ 8.699          0
                              2009       $ 8.699      $13.973          0
                              2010       $13.973      $16.544          0
                              2011       $16.544      $13.321          0
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.052          0
                              2003       $11.052      $13.840          0
                              2004       $13.840      $14.932          0
                              2005       $14.932      $16.411          0
                              2006       $16.411      $17.824          0
                              2007       $17.824      $18.584          0
                              2008       $18.584      $15.486          0
                              2009       $15.486      $19.748          0
                              2010       $19.748      $21.241          0
                              2011       $21.241      $22.252          0
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $11.052          0
                              2005       $11.052      $12.131          0
                              2006       $12.131      $14.447          0
                              2007       $14.447      $15.543          0
                              2008       $15.543      $10.825          0
                              2009       $10.825      $13.746          0
                              2010       $13.746      $15.365          0
                              2011       $15.365      $16.423          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.734           0
                              2005       $10.734      $12.174           0
                              2006       $12.174      $12.422           0
                              2007       $12.422      $14.840           0
                              2008       $14.840      $ 7.390           0
                              2009       $ 7.390      $11.992           0
                              2010       $11.992      $14.441           0
                              2011       $14.441      $13.758           0
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.709           0
                              2005       $10.709      $12.121           0
                              2006       $12.121      $12.333           0
                              2007       $12.333      $14.705           0
                              2008       $14.705      $ 7.300           0
                              2009       $ 7.300      $11.816           0
                              2010       $11.816      $14.199           0
                              2011       $14.199      $13.494           0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.806           0
                              2007       $ 9.806      $11.783           0
                              2008       $11.783      $ 6.142           0
                              2009       $ 6.142      $ 9.473           0
                              2010       $ 9.473      $12.280           0
                              2011       $12.280      $11.173           0
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.556         983
                              2004       $13.556      $15.804         948
                              2005       $15.804      $17.487         862
                              2006       $17.487      $19.168           0
                              2007       $19.168      $19.341           0
                              2008       $19.341      $11.291           0
                              2009       $11.291      $16.228           0
                              2010       $16.228      $20.129           0
                              2011       $20.129      $18.010           0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.694           0
                              2003       $10.694      $14.475         590
                              2004       $14.475      $19.305         530
                              2005       $19.305      $22.091         466
                              2006       $22.091      $29.810           0
                              2007       $29.810      $24.167         127
                              2008       $24.167      $14.671         127
                              2009       $14.671      $18.476         125
                              2010       $18.476      $23.456         124
                              2011       $23.456      $24.292         123

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.855          0
                              2005       $ 9.855      $ 9.894          0
                              2006       $ 9.894      $10.102          0
                              2007       $10.102      $10.341          0
                              2008       $10.341      $10.317          0
                              2009       $10.317      $10.119          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION--SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE ENHANCED BENEFICIARY
      PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003

                          MORTALITY & EXPENSE = 1.85


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.238          0
                              2007       $10.238      $11.764          0
                              2008       $11.764      $ 6.604          0
                              2009       $ 6.604      $ 8.764          0
                              2010       $ 8.764      $10.038          0
                              2011       $10.038      $ 9.560          0
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.429          0
                              2007       $10.429      $11.076          0
                              2008       $11.076      $ 8.119          0
                              2009       $ 8.119      $ 9.859          0
                              2010       $ 9.859      $10.869          0
                              2011       $10.869      $10.603          0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.459          0
                              2007       $10.459      $11.266          0
                              2008       $11.266      $ 7.416          0
                              2009       $ 7.416      $ 9.338          0
                              2010       $ 9.338      $10.459          0
                              2011       $10.459      $10.119          0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.468          0
                              2007       $10.468      $11.389          0
                              2008       $11.389      $ 6.898          0
                              2009       $ 6.898      $ 8.864          0
                              2010       $ 8.864      $10.063          0
                              2011       $10.063      $ 9.579          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.320            0
                              2007       $10.320      $10.707            0
                              2008       $10.707      $ 9.366            0
                              2009       $ 9.366      $10.518            0
                              2010       $10.518      $11.051            0
                              2011       $11.051      $10.976            0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.716            0
                              2007       $ 9.716      $11.640            0
                              2008       $11.640      $ 6.297            0
                              2009       $ 6.297      $ 8.909            0
                              2010       $ 8.909      $10.453            0
                              2011       $10.453      $10.286            0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.791            0
                              2007       $10.791      $11.117            0
                              2008       $11.117      $ 6.843            0
                              2009       $ 6.843      $ 8.467            0
                              2010       $ 8.467      $ 9.516            0
                              2011       $ 9.516      $ 9.488            0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.848            0
                              2007       $ 9.848      $11.126            0
                              2008       $11.126      $ 6.582            0
                              2009       $ 6.582      $ 9.011            0
                              2010       $ 9.011      $11.349            0
                              2011       $11.349      $ 9.911            0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.698      $13.355        2,441
                              2004       $13.355      $14.471            0
                              2005       $14.471      $14.675            0
                              2006       $14.675      $16.785        2,422
                              2007       $16.785      $15.831            0
                              2008       $15.831      $10.058            0
                              2009       $10.058      $12.469            0
                              2010       $12.469      $14.252            0
                              2011       $14.252      $14.298            0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.206          487
                              2005       $11.206      $11.154        1,638
                              2006       $11.154      $12.920            0
                              2007       $12.920      $13.131        4,237
                              2008       $13.131      $ 9.048        3,730
                              2009       $ 9.048      $12.019        3,135
                              2010       $12.019      $13.266        2,651
                              2011       $13.266      $13.306            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.513            0
                              2005       $10.513      $10.409            0
                              2006       $10.409      $11.308            0
                              2007       $11.308      $11.766        1,852
                              2008       $11.766      $ 7.546        1,979
                              2009       $ 7.546      $ 9.590        1,937
                              2010       $ 9.590      $10.483        1,968
                              2011       $10.483      $10.115        1,986
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.039      $14.522            0
                              2004       $14.522      $17.604            0
                              2005       $17.604      $18.758            0
                              2006       $18.758      $21.497            0
                              2007       $21.497      $20.555          530
                              2008       $20.555      $13.487          562
                              2009       $13.487      $17.064          541
                              2010       $17.064      $21.434          478
                              2011       $21.434      $20.208          497
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.821      $15.501            0
                              2004       $15.501      $16.928            0
                              2005       $16.928      $17.377            0
                              2006       $18.758      $21.497            0
                              2007       $18.503      $20.161            0
                              2008       $20.161      $11.357            0
                              2009       $11.357      $15.973            0
                              2010       $15.973      $19.969            0
                              2011       $19.969      $18.618            0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.221            0
                              2005       $10.221      $10.254            0
                              2006       $10.254      $10.449            0
                              2007       $10.449      $10.911            0
                              2008       $10.911      $11.500            0
                              2009       $11.500      $11.614            0
                              2010       $11.614      $11.978            0
                              2011       $11.978      $12.401            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.985        3,732
                              2007       $10.985      $12.034            0
                              2008       $12.034      $ 8.434            0
                              2009       $ 8.434      $10.189            0
                              2010       $10.189      $11.174            0
                              2011       $11.174      $10.623            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.599      $12.651            0
                              2004       $12.651      $13.959            0
                              2005       $13.959      $15.118          857
                              2006       $15.118      $17.533        2,393
                              2007       $17.533      $17.771          379
                              2008       $17.771      $10.948          333
                              2009       $10.948      $13.518          280
                              2010       $13.518      $14.725          237
                              2011       $14.725      $14.275            0
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.674      $16.828        1,937
                              2004       $16.828      $20.558            0
                              2005       $20.558      $25.664            0
                              2006       $25.664      $32.204            0
                              2007       $32.204      $40.624            0
                              2008       $40.624      $18.820            0
                              2009       $18.820      $31.819            0
                              2010       $31.819      $36.653            0
                              2011       $36.653      $30.213            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.377      $13.561            0
                              2004       $13.561      $15.746          179
                              2005       $15.746      $16.994          583
                              2006       $16.994      $20.219            0
                              2007       $20.219      $22.865          804
                              2008       $22.865      $13.354          842
                              2009       $13.354      $17.927          766
                              2010       $17.927      $19.038          748
                              2011       $19.038      $16.667          603
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.583      $12.853            0
                              2004       $12.853      $14.446            0
                              2005       $14.446      $13.716            0
                              2006       $13.716      $15.154            0
                              2007       $15.154      $16.476            0
                              2008       $16.476      $17.142            0
                              2009       $17.142      $19.929            0
                              2010       $19.929      $22.344            0
                              2011       $22.344      $21.698            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.925      $11.705           0
                              2004       $11.705      $12.243           0
                              2005       $12.243      $12.911           0
                              2006       $12.911      $12.980           0
                              2007       $12.980      $14.830           0
                              2008       $14.830      $ 7.392           0
                              2009       $ 7.392      $11.994           0
                              2010       $11.994      $14.049           0
                              2011       $14.049      $12.883           0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.309           0
                              2005       $11.309      $11.534           0
                              2006       $11.534      $13.112           0
                              2007       $13.112      $12.544         869
                              2008       $12.544      $ 7.889         948
                              2009       $ 7.889      $ 9.923         937
                              2010       $ 9.923      $11.246         918
                              2011       $11.246      $10.785         931
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.933           0
                              2005       $10.933      $11.501           0
                              2006       $11.501      $12.684           0
                              2007       $12.684      $12.842           0
                              2008       $12.842      $ 9.726           0
                              2009       $ 9.726      $11.671           0
                              2010       $11.671      $12.808           0
                              2011       $12.808      $12.384           0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.775      $13.317         210
                              2004       $13.317      $14.888         420
                              2005       $14.888      $16.003           0
                              2006       $16.003      $18.181           0
                              2007       $18.181      $18.258         597
                              2008       $18.258      $12.124         616
                              2009       $12.124      $14.740         630
                              2010       $14.740      $16.200         637
                              2011       $16.200      $15.511         648
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.096           0
                              2005       $11.096      $12.078           0
                              2006       $12.078      $12.415           0
                              2007       $12.415      $14.300           0
                              2008       $14.300      $ 7.447           0
                              2009       $ 7.447      $11.408           0
                              2010       $11.408      $14.224           0
                              2011       $14.224      $12.630           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.272          540
                              2005       $11.272      $12.402          506
                              2006       $12.402      $14.664          458
                              2007       $14.664      $15.490          448
                              2008       $15.490      $ 8.909          565
                              2009       $ 8.909      $12.149          473
                              2010       $12.149      $14.548          433
                              2011       $14.548      $14.383          434
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.265            0
                              2005       $11.265      $12.377            0
                              2006       $12.377      $14.626            0
                              2007       $14.626      $15.435            0
                              2008       $15.435      $ 8.857            0
                              2009       $ 8.857      $12.074            0
                              2010       $12.074      $14.451            0
                              2011       $14.451      $14.274            0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.351            0
                              2005       $10.351      $10.273        2,664
                              2006       $10.273      $11.003            0
                              2007       $11.003      $11.444        3,616
                              2008       $11.444      $ 9.244          800
                              2009       $ 9.244      $12.163          770
                              2010       $12.163      $13.382          771
                              2011       $13.382      $13.685          734
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.899            0
                              2005       $10.899      $11.420        2,540
                              2006       $11.420      $12.826            0
                              2007       $12.826      $13.407        2,540
                              2008       $13.407      $ 9.368            0
                              2009       $ 9.368      $11.560            0
                              2010       $11.560      $13.480            0
                              2011       $13.480      $12.612            0
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.884            0
                              2005       $10.884      $11.008        2,568
                              2006       $11.008      $12.647            0
                              2007       $12.647      $12.814        2,568
                              2008       $12.814      $ 7.980            0
                              2009       $ 7.980      $ 9.295            0
                              2010       $ 9.295      $10.691            0
                              2011       $10.691      $ 9.836            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.132            0
                              2005       $11.132      $11.409        2,481
                              2006       $11.409      $12.060            0
                              2007       $12.060      $14.326        2,481
                              2008       $14.326      $ 8.666            0
                              2009       $ 8.666      $12.357            0
                              2010       $12.357      $14.880            0
                              2011       $14.880      $13.112            0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.115            0
                              2005       $11.115      $11.784        2,403
                              2006       $11.784      $12.956            0
                              2007       $12.956      $12.764        3,257
                              2008       $12.764      $ 7.582          998
                              2009       $ 7.582      $ 9.405          987
                              2010       $ 9.405      $11.556          891
                              2011       $11.556      $10.866          924
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.104      $13.059        2,496
                              2004       $13.059      $14.045            0
                              2005       $14.045      $14.265            0
                              2006       $14.265      $15.492            0
                              2007       $15.492      $15.703            0
                              2008       $15.703      $ 8.673            0
                              2009       $ 8.673      $10.331            0
                              2010       $10.331      $11.404            0
                              2011       $11.404      $11.214            0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.260        2,809
                              2004       $12.260      $12.805          636
                              2005       $12.805      $13.154        1,188
                              2006       $13.154      $13.876            0
                              2007       $13.876      $15.475          704
                              2008       $15.475      $ 8.237          906
                              2009       $ 8.237      $11.632          798
                              2010       $11.632      $12.437          828
                              2011       $12.437      $12.016          836

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.099          636
                              2005       $10.099      $10.124            0
                              2006       $10.124      $10.407            0
                              2007       $10.407      $10.611            0
                              2008       $10.611      $ 6.333            0
                              2009       $ 6.333      $ 6.765            0
                              2010       $ 6.765      $ 7.374            0
                              2011       $ 7.374      $ 7.797            0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.079      $14.195        2,297
                              2004       $14.195      $16.531            0
                              2005       $16.531      $18.472            0
                              2006       $18.472      $21.238            0
                              2007       $21.238      $22.068            0
                              2008       $22.068      $12.898            0
                              2009       $12.898      $17.608            0
                              2010       $17.608      $19.958            0
                              2011       $19.958      $17.884            0
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.243      $12.104          221
                              2004       $12.104      $12.857        1,877
                              2005       $12.857      $12.907        1,459
                              2006       $12.907      $13.559            0
                              2007       $13.559      $14.550        2,928
                              2008       $14.550      $12.189        2,422
                              2009       $12.189      $14.138        2,558
                              2010       $14.138      $15.896        2,498
                              2011       $15.896      $15.673        2,477
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.727      $12.922            0
                              2004       $12.922      $13.764          443
                              2005       $13.764      $13.755          456
                              2006       $13.755      $14.718            0
                              2007       $14.718      $14.349          483
                              2008       $14.349      $ 3.011        1,641
                              2009       $ 3.011      $ 3.716        1,564
                              2010       $ 3.716      $ 4.165        1,522
                              2011       $ 4.165      $ 3.976        1,571
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.460      $12.599        2,587
                              2004       $12.599      $13.471          452
                              2005       $13.471      $13.955          450
                              2006       $13.955      $15.688            0
                              2007       $15.688      $16.005        2,476
                              2008       $16.005      $ 9.622        2,855
                              2009       $ 9.622      $12.064        2,784
                              2010       $12.064      $13.689        2,724
                              2011       $13.689      $13.368        2,722

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.710      $14.623            0
                              2004       $14.623      $17.072            0
                              2005       $17.072      $18.350            0
                              2006       $18.350      $20.612            0
                              2007       $20.612      $19.908          547
                              2008       $19.908      $12.090          632
                              2009       $12.090      $16.211          571
                              2010       $16.211      $19.542          525
                              2011       $19.542      $18.688          538
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.337      $12.356        2,638
                              2004       $12.356      $14.456            0
                              2005       $14.456      $15.860            0
                              2006       $15.860      $15.957            0
                              2007       $15.957      $16.573            0
                              2008       $16.573      $ 8.245            0
                              2009       $ 8.245      $10.682            0
                              2010       $10.682      $13.307            0
                              2011       $13.307      $13.145            0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.370          750
                              2010       $12.370      $13.646          756
                              2011       $13.646      $13.625          737
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.678      $12.050            0
                              2004       $12.050      $12.773          477
                              2005       $12.773      $13.013          482
                              2006       $13.013      $14.268            0
                              2007       $14.268      $14.109          491
                              2008       $14.109      $ 8.193          606
                              2009       $ 8.193      $10.082          573
                              2010       $10.082      $10.946          577
                              2011       $10.946      $11.020          567
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.748      $12.398            0
                              2004       $12.398      $13.252            0
                              2005       $13.252      $13.887            0
                              2006       $13.887      $15.354            0
                              2007       $15.354      $15.481            0
                              2008       $15.481      $10.112            0
                              2009       $10.112      $13.393            0
                              2010       $13.393      $15.047            0
                              2011       $15.047      $14.679            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.230      $11.271           0
                              2004       $11.271      $11.828           0
                              2005       $11.828      $13.117           0
                              2006       $13.117      $13.209           0
                              2007       $13.209      $12.860           0
                              2008       $12.860      $10.447           0
                              2009       $10.447      $12.895           0
                              2010       $12.895      $12.944           0
                              2011       $12.944      $12.531           0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.642      $14.019         132
                              2004       $14.019      $16.699         265
                              2005       $16.699      $17.762           0
                              2006       $17.762      $22.105           0
                              2007       $22.105      $25.970           0
                              2008       $25.970      $17.683           0
                              2009       $17.683      $18.596           0
                              2010       $18.596      $18.551           0
                              2011       $18.551      $17.191           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.989      $13.468         138
                              2004       $13.468      $14.659         276
                              2005       $14.659      $15.111           0
                              2006       $15.111      $17.160           0
                              2007       $17.160      $15.793           0
                              2008       $15.793      $ 9.483           0
                              2009       $ 9.483      $12.060           0
                              2010       $12.060      $13.512           0
                              2011       $13.512      $12.623           0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.861      $13.308           0
                              2004       $13.308      $14.411           0
                              2005       $14.411      $14.555           0
                              2006       $14.555      $15.759           0
                              2007       $15.759      $15.867           0
                              2008       $15.867      $11.492           0
                              2009       $11.492      $16.907           0
                              2010       $16.907      $18.888           0
                              2011       $18.888      $18.828           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.352      $10.414            0
                              2004       $10.414      $10.653            0
                              2005       $10.653      $10.683            0
                              2006       $10.683      $10.939            0
                              2007       $10.939      $11.274        1,933
                              2008       $11.274      $ 8.402        1,765
                              2009       $ 8.402      $12.070        1,554
                              2010       $12.070      $12.991        1,596
                              2011       $12.991      $13.363        1,503
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.571      $13.345          143
                              2004       $13.345      $15.190          282
                              2005       $15.190      $16.696            0
                              2006       $16.696      $20.891            0
                              2007       $20.891      $22.174            0
                              2008       $22.174      $12.174            0
                              2009       $12.174      $14.864            0
                              2010       $14.864      $16.021            0
                              2011       $16.021      $13.036            0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.688      $12.956            0
                              2004       $12.956      $14.296          124
                              2005       $14.296      $15.238          432
                              2006       $15.238      $17.008            0
                              2007       $17.008      $15.799            0
                              2008       $15.799      $ 9.355            0
                              2009       $ 9.355      $11.989            0
                              2010       $11.989      $13.380            0
                              2011       $13.380      $13.113            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.933      $ 9.823            0
                              2004       $ 9.823      $ 9.689        1,257
                              2005       $ 9.689      $ 9.732        1,290
                              2006       $ 9.732      $ 9.953            0
                              2007       $ 9.530      $10.215        3,491
                              2008       $10.215      $10.264        2,392
                              2009       $10.264      $10.075        3,013
                              2010       $10.075      $ 9.873        3,368
                              2011       $ 9.873      $ 9.673        3,368
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.975      $13.459        2,422
                              2004       $13.459      $14.543            0
                              2005       $14.543      $15.673            0
                              2006       $15.673      $16.668            0
                              2007       $16.668      $17.263            0
                              2008       $17.263      $10.358            0
                              2009       $10.358      $13.408            0
                              2010       $13.408      $15.703            0
                              2011       $15.703      $14.601            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.317      $14.533        2,374
                              2004       $14.533      $16.433          258
                              2005       $16.433      $17.048            0
                              2006       $17.048      $19.375            0
                              2007       $19.375      $18.050          604
                              2008       $18.050      $ 9.767          767
                              2009       $ 9.767      $ 9.191            0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.837      $13.059          140
                              2004       $13.059      $13.760          284
                              2005       $13.760      $14.156            0
                              2006       $14.156      $15.436            0
                              2007       $15.436      $15.204            0
                              2008       $15.204      $ 9.153            0
                              2009       $ 9.153      $11.942            0
                              2010       $11.942      $13.614            0
                              2011       $13.614      $13.104            0
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.794      $13.524            0
                              2004       $13.524      $15.713            0
                              2005       $15.713      $17.264            0
                              2006       $17.264      $17.835            0
                              2007       $17.835      $18.134            0
                              2008       $18.134      $ 9.673            0
                              2009       $ 9.673      $13.148            0
                              2010       $13.148      $14.975            0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.574      $12.363            0
                              2004       $12.363      $12.721            0
                              2005       $12.721      $13.172            0
                              2006       $13.172      $13.605            0
                              2007       $13.605      $14.062            0
                              2008       $14.062      $ 8.673            0
                              2009       $ 8.673      $13.926            0
                              2010       $13.926      $16.479            0
                              2011       $16.479      $13.262            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.285      $13.835            0
                              2004       $13.835      $14.919          408
                              2005       $14.919      $16.389          383
                              2006       $16.389      $17.790            0
                              2007       $17.790      $18.540          374
                              2008       $18.540      $15.441          318
                              2009       $15.441      $19.681          296
                              2010       $19.681      $21.158          299
                              2011       $21.158      $22.154          282

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $11.047          0
                              2005       $11.047      $12.118          0
                              2006       $12.118      $14.425          0
                              2007       $14.425      $15.511          0
                              2008       $15.511      $10.797          0
                              2009       $10.797      $13.704          0
                              2010       $13.704      $15.310          0
                              2011       $15.310      $16.356          0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.730          0
                              2005       $10.730      $12.164          0
                              2006       $12.164      $12.405          0
                              2007       $12.405      $14.813          0
                              2008       $14.813      $ 7.373          0
                              2009       $ 7.373      $11.957          0
                              2010       $11.957      $14.391          0
                              2011       $14.391      $13.704          0
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.705          0
                              2005       $10.705      $12.111          0
                              2006       $12.111      $12.316          0
                              2007       $12.316      $14.677          0
                              2008       $14.677      $ 7.282          0
                              2009       $ 7.282      $11.781          0
                              2010       $11.781      $14.151          0
                              2011       $14.151      $13.441          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.803          0
                              2007       $ 9.803      $11.773          0
                              2008       $11.773      $ 6.133          0
                              2009       $ 6.133      $ 9.455          0
                              2010       $ 9.455      $12.251          0
                              2011       $12.251      $11.140          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.552           0
                              2004       $13.552      $15.791           0
                              2005       $15.791      $17.463           0
                              2006       $17.463      $19.132           0
                              2007       $19.132      $19.295           0
                              2008       $19.295      $11.258           0
                              2009       $11.258      $16.173           0
                              2010       $16.173      $20.051           0
                              2011       $20.051      $17.930           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.376      $14.470         127
                              2004       $14.376      $19.288         254
                              2005       $19.288      $22.061           0
                              2006       $22.061      $29.754           0
                              2007       $29.754      $24.110           0
                              2008       $24.110      $14.629           0
                              2009       $14.629      $18.414           0
                              2010       $18.414      $23.365           0
                              2011       $23.365      $24.185           0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000           0
                              2004       $10.000      $ 9.850           0
                              2005       $ 9.850      $ 9.884           0
                              2006       $ 9.884      $10.086           0
                              2007       $10.086      $10.320           0
                              2008       $10.320      $10.290           0
                              2009       $10.290      $10.089           0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION
         (ANNUAL INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.9


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.235           0
                              2007       $10.235      $11.754           0
                              2008       $11.754      $ 6.595         566
                              2009       $ 6.595      $ 8.747         577
                              2010       $ 8.747      $10.014         595
                              2011       $10.014      $ 9.532           0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.426           0
                              2007       $10.426      $11.066           0
                              2008       $11.066      $ 8.108           0
                              2009       $ 8.108      $ 9.840           0
                              2010       $ 9.840      $10.843           0
                              2011       $10.843      $10.572           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.455           0
                              2007       $10.455      $11.256           0
                              2008       $11.256      $ 7.406           0
                              2009       $ 7.406      $ 9.321           0
                              2010       $ 9.321      $10.434           0
                              2011       $10.434      $10.089           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.464           0
                              2007       $10.464      $11.380           0
                              2008       $11.380      $ 6.888           0
                              2009       $ 6.888      $ 8.847           0
                              2010       $ 8.847      $10.039           0
                              2011       $10.039      $ 9.552           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.317             0
                              2007       $10.317      $10.698             0
                              2008       $10.698      $ 9.353             0
                              2009       $ 9.353      $10.498             0
                              2010       $10.498      $11.024             0
                              2011       $11.024      $10.944             0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.713             0
                              2007       $ 9.713      $11.630             0
                              2008       $11.630      $ 6.289             0
                              2009       $ 6.289      $ 8.893             0
                              2010       $ 8.893      $10.428             0
                              2011       $10.428      $10.257             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.787             0
                              2007       $10.787      $11.107             0
                              2008       $11.107      $ 6.834           793
                              2009       $ 6.834      $ 8.451           788
                              2010       $ 8.451      $ 9.493           784
                              2011       $ 9.493      $ 9.461           781
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.845             0
                              2007       $ 9.845      $11.116             0
                              2008       $11.116      $ 6.573             0
                              2009       $ 6.573      $ 8.994             0
                              2010       $ 8.994      $11.322             0
                              2011       $11.322      $ 9.883             0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.704      $13.358         6,579
                              2004       $13.358      $14.467        18,864
                              2005       $14.467      $14.663        24,284
                              2006       $14.663      $16.763        21,769
                              2007       $16.763      $15.802        13,660
                              2008       $15.802      $10.034        10,311
                              2009       $10.034      $12.433         8,000
                              2010       $12.433      $14.204         7,224
                              2011       $14.204      $14.243         6,052
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.202             0
                              2005       $11.202      $11.145         2,429
                              2006       $11.145      $12.903         3,105
                              2007       $12.903      $13.106         6,211
                              2008       $13.106      $ 9.027         5,947
                              2009       $ 9.027      $11.984         2,989
                              2010       $11.984      $13.221         2,899
                              2011       $13.221      $13.254           724

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.512            0
                              2005       $10.512      $10.402        4,654
                              2006       $10.402      $11.295        7,605
                              2007       $11.295      $11.747        8,511
                              2008       $11.747      $ 7.530        7,648
                              2009       $ 7.530      $ 9.564        7,605
                              2010       $ 9.564      $10.450        6,662
                              2011       $10.450      $10.078        3,906
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.045      $14.525        1,725
                              2004       $14.525      $17.599        3,805
                              2005       $17.599      $18.743        5,152
                              2006       $18.743      $21.469        6,034
                              2007       $21.469      $20.517        5,731
                              2008       $20.517      $13.455        3,457
                              2009       $13.455      $17.015        3,475
                              2010       $17.015      $21.362        2,942
                              2011       $21.362      $20.129        2,299
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.827      $15.504            0
                              2004       $15.504      $16.922            0
                              2005       $16.922      $17.363            0
                              2006       $17.363      $18.479            0
                              2007       $18.479      $20.124            0
                              2008       $20.124      $11.330            0
                              2009       $11.330      $15.927            0
                              2010       $15.927      $19.902            0
                              2011       $19.902      $18.546            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.218            0
                              2005       $10.218      $10.245        2,425
                              2006       $10.245      $10.435        2,590
                              2007       $10.435      $10.891        1,484
                              2008       $10.891      $11.472        1,024
                              2009       $11.472      $11.580        1,104
                              2010       $11.580      $11.937        1,174
                              2011       $11.937      $12.352        3,445

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.981             0
                              2007       $10.981      $12.024           572
                              2008       $12.024      $ 8.423           263
                              2009       $ 8.423      $10.169           213
                              2010       $10.169      $11.148           254
                              2011       $11.148      $10.592             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.605      $12.654         1,899
                              2004       $12.654      $13.955         4,849
                              2005       $13.955      $15.106        10,723
                              2006       $15.106      $17.510        11,212
                              2007       $17.510      $17.738        14,262
                              2008       $17.738      $10.922        11,808
                              2009       $10.922      $13.480         9,631
                              2010       $13.480      $14.676         9,156
                              2011       $14.676      $14.220         7,156
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.681      $16.831         1,432
                              2004       $16.831      $20.552         5,294
                              2005       $20.552      $25.643         5,969
                              2006       $25.643      $32.162         6,926
                              2007       $32.162      $40.550         5,557
                              2008       $40.550      $18.776         3,884
                              2009       $18.776      $31.729         2,119
                              2010       $31.729      $36.530         1,841
                              2011       $36.530      $30.096         1,145
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.383      $13.564           642
                              2004       $13.564      $15.741           812
                              2005       $15.741      $16.980         1,077
                              2006       $16.980      $20.192         3,449
                              2007       $20.192      $22.823         8,080
                              2008       $22.823      $13.323         7,841
                              2009       $13.323      $17.876         5,940
                              2010       $17.876      $18.974         5,807
                              2011       $18.974      $16.603         3,932
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.589      $12.855             0
                              2004       $12.855      $14.442             0
                              2005       $14.442      $13.705             0
                              2006       $13.705      $15.134             0
                              2007       $15.134      $16.446             0
                              2008       $16.446      $17.101             0
                              2009       $17.101      $19.872             0
                              2010       $19.872      $22.268             0
                              2011       $22.268      $21.614             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.931      $11.708        3,843
                              2004       $11.708      $12.240        3,800
                              2005       $12.240      $12.900        6,581
                              2006       $12.900      $12.963        6,840
                              2007       $12.963      $14.803        7,673
                              2008       $14.803      $ 7.375        6,797
                              2009       $ 7.375      $11.960        5,392
                              2010       $11.960      $14.002        4,814
                              2011       $14.002      $12.834        4,716
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.305            0
                              2005       $11.305      $11.524        1,510
                              2006       $11.524      $13.094        2,727
                              2007       $13.094      $12.521        2,770
                              2008       $12.521      $ 7.870        2,807
                              2009       $ 7.870      $ 9.894        2,819
                              2010       $ 9.894      $11.208        2,414
                              2011       $11.208      $10.743        2,425
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.929            0
                              2005       $10.929      $11.492            0
                              2006       $11.492      $12.667            0
                              2007       $12.667      $12.818            0
                              2008       $12.818      $ 9.703            0
                              2009       $ 9.703      $11.637            0
                              2010       $11.637      $12.765            0
                              2011       $12.765      $12.336            0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.781      $13.320        1,295
                              2004       $13.320      $14.883        1,602
                              2005       $14.883      $15.990        4,604
                              2006       $15.990      $18.157        4,674
                              2007       $18.157      $18.224        3,947
                              2008       $18.224      $12.096        3,324
                              2009       $12.096      $14.698        3,229
                              2010       $14.698      $16.146        2,490
                              2011       $16.146      $15.451        2,269
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.092        1,549
                              2005       $11.092      $12.068        5,023
                              2006       $12.068      $12.398        1,514
                              2007       $12.398      $14.274        1,457
                              2008       $14.274      $ 7.430        1,445
                              2009       $ 7.430      $11.375        1,430
                              2010       $11.375      $14.175        1,297
                              2011       $14.175      $12.581        1,285

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.268        11,641
                              2005       $11.268      $12.391        10,565
                              2006       $12.391      $14.644         9,705
                              2007       $14.644      $15.461         2,423
                              2008       $15.461      $ 8.887         2,335
                              2009       $ 8.887      $12.113           109
                              2010       $12.113      $14.498           103
                              2011       $14.498      $14.327             0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.261             0
                              2005       $11.261      $12.366           156
                              2006       $12.366      $14.606           785
                              2007       $14.606      $15.406         1,631
                              2008       $15.406      $ 8.836         1,593
                              2009       $ 8.836      $12.039         1,474
                              2010       $12.039      $14.402         1,380
                              2011       $14.402      $14.218           795
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.349             0
                              2005       $10.349      $10.266         4,069
                              2006       $10.266      $10.990         6,229
                              2007       $10.990      $11.425         5,609
                              2008       $11.425      $ 9.224         4,539
                              2009       $ 9.224      $12.131         4,360
                              2010       $12.131      $13.340         3,986
                              2011       $13.340      $13.634         1,691
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.898             0
                              2005       $10.898      $11.413         1,992
                              2006       $11.413      $12.811         3,185
                              2007       $12.811      $13.385         6,081
                              2008       $13.385      $ 9.348         6,076
                              2009       $ 9.348      $11.529         3,226
                              2010       $11.529      $13.437         3,122
                              2011       $13.437      $12.566         1,619
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.882             0
                              2005       $10.882      $11.001             0
                              2006       $11.001      $12.633             0
                              2007       $12.633      $12.793             0
                              2008       $12.793      $ 7.963             0
                              2009       $ 7.963      $ 9.270             0
                              2010       $ 9.270      $10.657             0
                              2011       $10.657      $ 9.800             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.130             0
                              2005       $11.130      $11.402         1,363
                              2006       $11.402      $12.046         2,106
                              2007       $12.046      $14.302         3,743
                              2008       $14.302      $ 8.648         3,705
                              2009       $ 8.648      $12.324         3,443
                              2010       $12.324      $14.832         3,215
                              2011       $14.832      $13.064         2,759
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.113         3,224
                              2005       $11.113      $11.776         4,686
                              2006       $11.776      $12.941         7,887
                              2007       $12.941      $12.743         9,227
                              2008       $12.743      $ 7.566         6,152
                              2009       $ 7.566      $ 9.379         6,145
                              2010       $ 9.379      $11.519         5,427
                              2011       $11.519      $10.826         3,049
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.110      $13.061             0
                              2004       $13.061      $14.041         2,556
                              2005       $14.041      $14.253         5,379
                              2006       $14.253      $15.471         5,546
                              2007       $15.471      $15.674         5,464
                              2008       $15.674      $ 8.653         5,800
                              2009       $ 8.653      $10.302         4,030
                              2010       $10.302      $11.365         4,037
                              2011       $11.365      $11.171           237
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.256         4,368
                              2004       $12.256      $12.794         9,206
                              2005       $12.794      $13.136        19,226
                              2006       $13.136      $13.850        19,791
                              2007       $13.850      $15.439        18,471
                              2008       $15.439      $ 8.213        18,670
                              2009       $ 8.213      $11.592        14,995
                              2010       $11.592      $12.388        13,682
                              2011       $12.388      $11.963        12,952

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.097             0
                              2005       $10.097      $10.118             0
                              2006       $10.118      $10.395         3,478
                              2007       $10.395      $10.593         8,951
                              2008       $10.593      $ 6.319         8,311
                              2009       $ 6.319      $ 6.747        10,011
                              2010       $ 6.747      $ 7.351        10,189
                              2011       $ 7.351      $ 7.768         5,412
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.084      $14.198           948
                              2004       $14.198      $16.526         3,189
                              2005       $16.526      $18.457         4,832
                              2006       $18.457      $21.210         4,584
                              2007       $21.210      $22.027         4,342
                              2008       $22.027      $12.868         4,039
                              2009       $12.868      $17.558         2,243
                              2010       $17.558      $19.891         1,986
                              2011       $19.891      $17.815         1,740
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.249      $12.106         1,295
                              2004       $12.106      $12.853         3,186
                              2005       $12.853      $12.897         3,684
                              2006       $12.897      $13.542         4,479
                              2007       $13.542      $14.523         4,452
                              2008       $14.523      $12.160         3,071
                              2009       $12.160      $14.098         2,986
                              2010       $14.098      $15.842         2,775
                              2011       $15.842      $15.613         1,809
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.734      $12.925         2,423
                              2004       $12.925      $13.760         3,558
                              2005       $13.760      $13.743         4,413
                              2006       $13.743      $14.699         4,681
                              2007       $14.699      $14.322         3,890
                              2008       $14.322      $ 3.004         5,145
                              2009       $ 3.004      $ 3.705         5,638
                              2010       $ 3.705      $ 4.151         5,452
                              2011       $ 4.151      $ 3.961         5,491
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.465      $12.602         2,935
                              2004       $12.602      $13.467        17,826
                              2005       $13.467      $13.943        18,195
                              2006       $13.943      $15.668        10,962
                              2007       $15.668      $15.975        11,153
                              2008       $15.975      $ 9.599        10,389
                              2009       $ 9.599      $12.030         8,296
                              2010       $12.030      $13.643         6,677
                              2011       $13.643      $13.316         4,125

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.716      $14.626        2,529
                              2004       $14.626      $17.067        4,820
                              2005       $17.067      $18.335        4,795
                              2006       $18.335      $20.585        7,100
                              2007       $20.585      $19.872        5,356
                              2008       $19.872      $12.062        5,173
                              2009       $12.062      $16.165        4,177
                              2010       $16.165      $19.477        3,239
                              2011       $19.477      $18.616        2,165
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.342      $12.359          265
                              2004       $12.359      $14.452        3,028
                              2005       $14.452      $15.847        2,902
                              2006       $15.847      $15.936        2,899
                              2007       $15.936      $16.543        4,043
                              2008       $16.543      $ 8.226        3,899
                              2009       $ 8.226      $10.652        1,782
                              2010       $10.652      $13.262        1,732
                              2011       $13.262      $13.094        1,598
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.335        6,035
                              2010       $12.335      $13.600        5,440
                              2011       $13.600      $13.572        3,412
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.684      $12.052        1,126
                              2004       $12.052      $12.769        1,043
                              2005       $12.769      $13.003        2,219
                              2006       $13.003      $14.250        2,210
                              2007       $14.250      $14.083        2,254
                              2008       $14.083      $ 8.173        2,255
                              2009       $ 8.173      $10.053        2,307
                              2010       $10.053      $10.909        2,351
                              2011       $10.909      $10.977        2,305
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.754      $12.401            0
                              2004       $12.401      $13.248            0
                              2005       $13.248      $13.876            0
                              2006       $13.876      $15.334            0
                              2007       $15.334      $15.453            0
                              2008       $15.453      $10.088            0
                              2009       $10.088      $13.355            0
                              2010       $13.355      $14.996            0
                              2011       $14.996      $14.622            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.235      $11.274        1,030
                              2004       $11.274      $11.825        1,595
                              2005       $11.825      $13.106        1,968
                              2006       $13.106      $13.191        2,007
                              2007       $13.191      $12.837        1,107
                              2008       $12.837      $10.422          981
                              2009       $10.422      $12.858          970
                              2010       $12.858      $12.900          961
                              2011       $12.900      $12.482          952
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.649      $14.021          687
                              2004       $14.021      $16.694          809
                              2005       $16.694      $17.748          791
                              2006       $17.748      $22.076          747
                              2007       $22.076      $25.922          665
                              2008       $25.922      $17.641          257
                              2009       $17.641      $18.543          329
                              2010       $18.543      $18.489          367
                              2011       $18.489      $17.124          377
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.995      $13.470        4,250
                              2004       $13.470      $14.654        4,155
                              2005       $14.654      $15.099        4,219
                              2006       $15.099      $17.137        4,255
                              2007       $17.137      $15.764        4,102
                              2008       $15.764      $ 9.461        3,789
                              2009       $ 9.461      $12.025        3,952
                              2010       $12.025      $13.467        3,566
                              2011       $13.467      $12.574        3,559
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.868      $13.311        2,675
                              2004       $13.311      $14.407        5,735
                              2005       $14.407      $14.543        9,152
                              2006       $14.543      $15.739        9,283
                              2007       $15.739      $15.838        5,504
                              2008       $15.838      $11.465        4,226
                              2009       $11.465      $16.859        3,796
                              2010       $16.859      $18.824        3,570
                              2011       $18.824      $18.755        2,871

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.358      $10.416         1,522
                              2004       $10.416      $10.650           799
                              2005       $10.650      $10.674         4,473
                              2006       $10.674      $10.924         7,642
                              2007       $10.924      $11.253         8,168
                              2008       $11.253      $ 8.382         6,107
                              2009       $ 8.382      $12.036         5,449
                              2010       $12.036      $12.948         4,837
                              2011       $12.948      $13.312         2,791
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.577      $13.348         1,036
                              2004       $13.348      $15.185         1,188
                              2005       $15.185      $16.683         3,756
                              2006       $16.683      $20.863         6,101
                              2007       $20.863      $22.134         4,819
                              2008       $22.134      $12.146         4,727
                              2009       $12.146      $14.821         4,145
                              2010       $14.821      $15.967         4,045
                              2011       $15.967      $12.986         2,247
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.694      $12.958             0
                              2004       $12.958      $14.291             0
                              2005       $14.291      $15.226             0
                              2006       $15.226      $16.986         7,833
                              2007       $16.986      $15.770             0
                              2008       $15.770      $ 9.333             0
                              2009       $ 9.333      $11.955             0
                              2010       $11.955      $13.335             0
                              2011       $13.335      $13.062             0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.939      $ 9.828         2,102
                              2004       $ 9.828      $ 9.686         2,918
                              2005       $ 9.686      $ 9.724         6,616
                              2006       $ 9.724      $ 9.939         8,656
                              2007       $ 9.939      $10.196        41,275
                              2008       $10.196      $10.239        33,432
                              2009       $10.239      $10.046        34,191
                              2010       $10.046      $ 9.840        27,460
                              2011       $ 9.840      $ 9.636        18,236
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.981      $13.461         3,369
                              2004       $13.461      $14.539         5,646
                              2005       $14.539      $15.660         2,407
                              2006       $15.660      $16.646         2,277
                              2007       $16.646      $17.231         2,278
                              2008       $17.231      $10.334         2,162
                              2009       $10.334      $13.369           152
                              2010       $13.369      $15.650           814
                              2011       $15.650      $14.545           792

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.323      $14.536        3,089
                              2004       $14.536      $16.428        3,533
                              2005       $16.428      $17.034        5,325
                              2006       $17.034      $19.350        7,460
                              2007       $19.350      $18.017        8,597
                              2008       $18.017      $ 9.745        8,878
                              2009       $ 9.745      $ 9.169            0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.843      $13.062          845
                              2004       $13.062      $13.756            0
                              2005       $13.756      $14.144            0
                              2006       $14.144      $15.416            0
                              2007       $15.416      $15.177            0
                              2008       $15.177      $ 9.131            0
                              2009       $ 9.131      $11.908            0
                              2010       $11.908      $13.568            0
                              2011       $13.568      $13.053            0
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.800      $13.527        1,322
                              2004       $13.527      $15.709        3,475
                              2005       $15.709      $17.250        1,208
                              2006       $17.250      $17.811        1,316
                              2007       $17.811      $18.101        1,067
                              2008       $18.101      $ 9.651          945
                              2009       $ 9.651      $13.110          968
                              2010       $13.110      $14.927            0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.580      $12.366        4,181
                              2004       $12.366      $12.717        6,965
                              2005       $12.717      $13.161        5,043
                              2006       $13.161      $13.587        5,530
                              2007       $13.587      $14.036        4,175
                              2008       $14.036      $ 8.653        3,458
                              2009       $ 8.653      $13.886        3,195
                              2010       $13.886      $16.424        2,553
                              2011       $16.424      $13.211        2,595
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.292      $13.838          302
                              2004       $13.838      $14.914          728
                              2005       $14.914      $16.376        1,403
                              2006       $16.376      $17.767        1,585
                              2007       $17.767      $18.506          897
                              2008       $18.506      $15.405          658
                              2009       $15.405      $19.625          632
                              2010       $19.625      $21.087          636
                              2011       $21.087      $22.068          628

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.041             0
                              2005       $11.041      $12.106         2,461
                              2006       $12.106      $14.403         2,397
                              2007       $14.403      $15.480         2,334
                              2008       $15.480      $10.770         2,356
                              2009       $10.770      $13.662         2,271
                              2010       $13.662      $15.256         2,205
                              2011       $15.256      $16.289         1,283
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.727         5,451
                              2005       $10.727      $12.153        16,669
                              2006       $12.153      $12.388        16,905
                              2007       $12.388      $14.785        14,000
                              2008       $14.785      $ 7.355        15,311
                              2009       $ 7.355      $11.923        11,326
                              2010       $11.923      $14.343         9,147
                              2011       $14.343      $13.650         8,018
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.701             0
                              2005       $10.701      $12.100             0
                              2006       $12.100      $12.300             0
                              2007       $12.300      $14.650             0
                              2008       $14.650      $ 7.265         1,279
                              2009       $ 7.265      $11.747             0
                              2010       $11.747      $14.103             0
                              2011       $14.103      $13.389             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.799         1,573
                              2007       $ 9.799      $11.763         5,633
                              2008       $11.763      $ 6.125         5,723
                              2009       $ 6.125      $ 9.437         3,454
                              2010       $ 9.437      $12.222         2,976
                              2011       $12.222      $11.108         1,772

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.547            0
                              2004       $13.547      $15.778          138
                              2005       $15.778      $17.439        2,745
                              2006       $17.439      $19.097          940
                              2007       $19.097      $19.249        2,073
                              2008       $19.249      $11.225        1,829
                              2009       $11.225      $16.118          240
                              2010       $16.118      $19.972          228
                              2011       $19.972      $17.851          239
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.382      $14.473          567
                              2004       $14.473      $19.283        3,106
                              2005       $19.283      $22.044        4,080
                              2006       $22.044      $29.715        3,875
                              2007       $29.715      $24.066        4,440
                              2008       $24.066      $14.595        2,224
                              2009       $14.595      $18.361        2,311
                              2010       $18.361      $23.286        2,083
                              2011       $23.286      $24.092        1,019
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.845          937
                              2005       $ 9.845      $ 9.874        2,093
                              2006       $ 9.874      $10.071        2,208
                              2007       $10.071      $10.299          986
                              2008       $10.299      $10.264          769
                              2009       $10.264      $10.058            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY
  PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE
   EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS MORTALITY & EXPENSE = 1.95


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.231          0
                              2007       $10.231      $11.743          0
                              2008       $11.743      $ 6.586          0
                              2009       $ 6.586      $ 8.731          0
                              2010       $ 8.731      $ 9.990          0
                              2011       $ 9.990      $ 9.505          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.422          0
                              2007       $10.422      $11.057          0
                              2008       $11.057      $ 8.097          0
                              2009       $ 8.097      $ 9.822          0
                              2010       $ 9.822      $10.818          0
                              2011       $10.818      $10.541          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.452          0
                              2007       $10.452      $11.246          0
                              2008       $11.246      $ 7.396          0
                              2009       $ 7.396      $ 9.303          0
                              2010       $ 9.303      $10.409          0
                              2011       $10.409      $10.060          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.461          0
                              2007       $10.461      $11.370          0
                              2008       $11.370      $ 6.879          0
                              2009       $ 6.879      $ 8.831          0
                              2010       $ 8.831      $10.015          0
                              2011       $10.015      $ 9.524          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.313            0
                              2007       $10.313      $10.688            0
                              2008       $10.688      $ 9.340            0
                              2009       $ 9.340      $10.478            0
                              2010       $10.478      $10.998            0
                              2011       $10.998      $10.913            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.710            0
                              2007       $ 9.710      $11.620            0
                              2008       $11.620      $ 6.280            0
                              2009       $ 6.280      $ 8.876            0
                              2010       $ 8.876      $10.403            0
                              2011       $10.403      $10.227            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.783            0
                              2007       $10.783      $11.098            0
                              2008       $11.098      $ 6.825            0
                              2009       $ 6.825      $ 8.435            0
                              2010       $ 8.435      $ 9.470            0
                              2011       $ 9.470      $ 9.434            0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.841            0
                              2007       $ 9.841      $11.107            0
                              2008       $11.107      $ 6.564            0
                              2009       $ 6.564      $ 8.977            0
                              2010       $ 8.977      $11.295            0
                              2011       $11.295      $ 9.854            0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.840            0
                              2003       $10.840      $13.335            0
                              2004       $13.335      $14.434        2,037
                              2005       $14.434      $14.623          726
                              2006       $14.623      $16.709            0
                              2007       $16.709      $15.743            0
                              2008       $15.743      $ 9.991        5,474
                              2009       $ 9.991      $12.374        5,468
                              2010       $12.374      $14.129        5,463
                              2011       $14.129      $14.160            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.198            0
                              2005       $11.198      $11.135            0
                              2006       $11.135      $12.885            0
                              2007       $12.885      $13.082            0
                              2008       $13.082      $ 9.005            0
                              2009       $ 9.005      $11.949            0
                              2010       $11.949      $13.176            0
                              2011       $13.176      $13.202            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.511            0
                              2005       $10.511      $10.395            0
                              2006       $10.395      $11.282            0
                              2007       $11.282      $11.727          540
                              2008       $11.727      $ 7.513          620
                              2009       $ 7.513      $ 9.539          591
                              2010       $ 9.539      $10.417          589
                              2011       $10.417      $10.041            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.214            0
                              2003       $11.214      $14.500          246
                              2004       $14.500      $17.560          804
                              2005       $17.560      $18.691        1,047
                              2006       $18.691      $21.399            0
                              2007       $21.399      $20.440          249
                              2008       $20.440      $13.398          646
                              2009       $13.398      $16.934          664
                              2010       $16.934      $21.249          633
                              2011       $21.249      $20.013          516
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.524            0
                              2003       $11.524      $15.478            0
                              2004       $15.478      $16.885            0
                              2005       $16.885      $17.315            0
                              2006       $17.315      $18.419            0
                              2007       $18.419      $20.049            0
                              2008       $20.049      $11.282            0
                              2009       $11.282      $15.851            0
                              2010       $15.851      $19.797            0
                              2011       $19.797      $18.438            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.214            0
                              2005       $10.214      $10.237            0
                              2006       $10.237      $10.421            0
                              2007       $10.421      $10.870            0
                              2008       $10.870      $11.445            0
                              2009       $11.445      $11.547            0
                              2010       $11.547      $11.897            0
                              2011       $11.897      $12.304            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.977            0
                              2007       $10.977      $12.014            0
                              2008       $12.014      $ 8.411            0
                              2009       $ 8.411      $10.150            0
                              2010       $10.150      $11.121            0
                              2011       $11.121      $10.562            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.314            0
                              2003       $10.314      $12.632          893
                              2004       $12.632      $13.923        4,939
                              2005       $13.923      $15.065        3,942
                              2006       $15.065      $17.453            0
                              2007       $17.453      $17.672        4,130
                              2008       $17.672      $10.876        2,427
                              2009       $10.876      $13.415        2,455
                              2010       $13.415      $14.598        2,176
                              2011       $14.598      $14.137        1,916
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.222            0
                              2003       $11.222      $16.802            0
                              2004       $16.802      $20.506          232
                              2005       $20.506      $25.573          388
                              2006       $25.573      $32.057          728
                              2007       $32.057      $40.397            0
                              2008       $40.397      $18.696            0
                              2009       $18.696      $31.577            0
                              2010       $31.577      $36.337            0
                              2011       $36.337      $29.922            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.465            0
                              2003       $10.465      $13.540           88
                              2004       $13.540      $15.706          848
                              2005       $15.706      $16.934          834
                              2006       $16.934      $20.126            0
                              2007       $20.126      $22.738        1,796
                              2008       $22.738      $13.266        1,793
                              2009       $13.266      $17.791        1,791
                              2010       $17.791      $18.874        1,699
                              2011       $18.874      $16.506            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.711            0
                              2003       $10.711      $12.833            0
                              2004       $12.833      $14.409            0
                              2005       $14.409      $13.668            0
                              2006       $13.668      $15.084            0
                              2007       $15.084      $16.384            0
                              2008       $16.384      $17.028            0
                              2009       $17.028      $19.777            0
                              2010       $19.777      $22.151            0
                              2011       $22.151      $21.489            0
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.401            0
                              2003       $ 9.401      $11.687          399
                              2004       $11.687      $12.212          543
                              2005       $12.212      $12.865          660
                              2006       $12.865      $12.921            0
                              2007       $12.921      $14.747          704
                              2008       $14.747      $ 7.343        2,185
                              2009       $ 7.343      $11.903        2,092
                              2010       $11.903      $13.928        2,041
                              2011       $13.928      $12.759        1,672
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.301            0
                              2005       $11.301      $11.514            0
                              2006       $11.514      $13.077            0
                              2007       $13.077      $12.497          253
                              2008       $12.497      $ 7.851          297
                              2009       $ 7.851      $ 9.866          286
                              2010       $ 9.866      $11.170          275
                              2011       $11.170      $10.701            0
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.926            0
                              2005       $10.926      $11.482            0
                              2006       $11.482      $12.650            0
                              2007       $12.650      $12.794            0
                              2008       $12.794      $ 9.680            0
                              2009       $ 9.680      $11.603            0
                              2010       $11.603      $12.721            0
                              2011       $12.721      $12.288            0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.642            0
                              2003       $10.642      $13.297        3,961
                              2004       $13.297      $14.850        3,901
                              2005       $14.850      $15.946        1,663
                              2006       $15.946      $18.098            0
                              2007       $18.098      $18.156        1,944
                              2008       $18.156      $12.044          370
                              2009       $12.044      $14.628          367
                              2010       $14.628      $16.060          191
                              2011       $16.060      $15.362            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.088             0
                              2005       $11.088      $12.058             0
                              2006       $12.058      $12.381             0
                              2007       $12.381      $14.247             0
                              2008       $14.247      $ 7.412             0
                              2009       $ 7.412      $11.342             0
                              2010       $11.342      $14.127             0
                              2011       $14.127      $12.531             0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.264         1,761
                              2005       $11.264      $12.381         2,666
                              2006       $12.381      $14.624           500
                              2007       $14.624      $15.432           405
                              2008       $15.432      $ 8.866             0
                              2009       $ 8.866      $12.078             0
                              2010       $12.078      $14.449             0
                              2011       $14.449      $14.271             0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.258             0
                              2005       $11.258      $12.356             0
                              2006       $12.356      $14.586             0
                              2007       $14.586      $15.377             0
                              2008       $15.377      $ 8.815             0
                              2009       $ 8.815      $12.004             0
                              2010       $12.004      $14.353             0
                              2011       $14.353      $14.163             0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.348             0
                              2005       $10.348      $10.260             0
                              2006       $10.260      $10.977             0
                              2007       $10.977      $11.406        11,751
                              2008       $11.406      $ 9.204         4,992
                              2009       $ 9.204      $12.098         4,972
                              2010       $12.098      $13.297         4,963
                              2011       $13.297      $13.584             0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.897             0
                              2005       $10.897      $11.405             0
                              2006       $11.405      $12.796             0
                              2007       $12.796      $13.363             0
                              2008       $13.363      $ 9.327             0
                              2009       $ 9.327      $11.499             0
                              2010       $11.499      $13.394             0
                              2011       $13.394      $12.519             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.881           0
                              2005       $10.881      $10.994           0
                              2006       $10.994      $12.619           0
                              2007       $12.619      $12.771           0
                              2008       $12.771      $ 7.946           0
                              2009       $ 7.946      $ 9.245           0
                              2010       $ 9.245      $10.623           0
                              2011       $10.623      $ 9.764           0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.129           0
                              2005       $11.129      $11.395           0
                              2006       $11.395      $12.032           0
                              2007       $12.032      $14.279           0
                              2008       $14.279      $ 8.629           0
                              2009       $ 8.629      $12.291           0
                              2010       $12.291      $14.785           0
                              2011       $14.785      $13.015           0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.112           0
                              2005       $11.112      $11.769           0
                              2006       $11.769      $12.926           0
                              2007       $12.926      $12.722           0
                              2008       $12.722      $ 7.550           0
                              2009       $ 7.550      $ 9.354           0
                              2010       $ 9.354      $11.482           0
                              2011       $11.482      $10.786           0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.686           0
                              2003       $10.686      $13.039           0
                              2004       $13.039      $14.009           0
                              2005       $14.009      $14.214           0
                              2006       $14.214      $15.421           0
                              2007       $15.421      $15.615           0
                              2008       $15.615      $ 8.616         789
                              2009       $ 8.616      $10.253         782
                              2010       $10.253      $11.305         776
                              2011       $11.305      $11.106         563
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.252           0
                              2004       $12.252      $12.783           0
                              2005       $12.783      $13.118           0
                              2006       $13.118      $13.824           0
                              2007       $13.824      $15.402         206
                              2008       $15.402      $ 8.190         284
                              2009       $ 8.190      $11.553         244
                              2010       $11.553      $12.339         248
                              2011       $12.339      $11.910           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.096           0
                              2005       $10.096      $10.111           0
                              2006       $10.111      $10.383           0
                              2007       $10.383      $10.575           0
                              2008       $10.575      $ 6.305           0
                              2009       $ 6.305      $ 6.729           0
                              2010       $ 6.729      $ 7.327           0
                              2011       $ 7.327      $ 7.740           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.138           0
                              2003       $10.138      $14.174           0
                              2004       $14.174      $16.489           0
                              2005       $16.489      $18.406           0
                              2006       $18.406      $21.141           0
                              2007       $21.141      $21.945           0
                              2008       $21.945      $12.813           0
                              2009       $12.813      $17.474           0
                              2010       $17.474      $19.785           0
                              2011       $19.785      $17.712           0
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.541           0
                              2003       $10.541      $12.085           0
                              2004       $12.085      $12.824           0
                              2005       $12.824      $12.862           0
                              2006       $12.862      $13.498           0
                              2007       $13.498      $14.469         876
                              2008       $14.469      $12.108         760
                              2009       $12.108      $14.030         810
                              2010       $14.030      $15.759         782
                              2011       $15.759      $15.522           0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.651           0
                              2003       $10.651      $12.903           0
                              2004       $12.903      $13.729           0
                              2005       $13.729      $13.706           0
                              2006       $13.706      $14.651           0
                              2007       $14.651      $14.268           0
                              2008       $14.268      $ 2.992           0
                              2009       $ 2.992      $ 3.687           0
                              2010       $ 3.687      $ 4.130           0
                              2011       $ 4.130      $ 3.938           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.167            0
                              2003       $10.167      $12.580        4,645
                              2004       $12.580      $13.437        4,427
                              2005       $13.437      $13.905        4,889
                              2006       $13.905      $15.617            0
                              2007       $15.617      $15.915        5,091
                              2008       $15.915      $ 9.558        5,121
                              2009       $ 9.558      $11.972        5,019
                              2010       $11.972      $13.571        5,402
                              2011       $13.571      $13.239        4,650
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.344            0
                              2003       $10.344      $14.601        3,882
                              2004       $14.601      $17.029        1,547
                              2005       $17.029      $18.285        1,667
                              2006       $18.285      $20.518            0
                              2007       $20.518      $19.797        1,160
                              2008       $19.797      $12.010        1,152
                              2009       $12.010      $16.088        1,140
                              2010       $16.088      $19.374        1,245
                              2011       $19.374      $18.508        1,236
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.050            0
                              2003       $10.050      $12.338            0
                              2004       $12.338      $14.420            0
                              2005       $14.420      $15.803            0
                              2006       $15.803      $15.884            0
                              2007       $15.884      $16.480            0
                              2008       $16.480      $ 8.190            0
                              2009       $ 8.190      $10.601            0
                              2010       $10.601      $13.192            0
                              2011       $13.192      $13.018            0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.276        1,024
                              2010       $12.276      $13.528          985
                              2011       $13.528      $13.493          717

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.504            0
                              2003       $10.504      $12.031          390
                              2004       $12.031      $12.740          519
                              2005       $12.740      $12.967          668
                              2006       $12.967      $14.203            0
                              2007       $14.203      $14.030          742
                              2008       $14.030      $ 8.139          797
                              2009       $ 8.139      $10.005          843
                              2010       $10.005      $10.851          890
                              2011       $10.851      $10.914          819
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.378            0
                              2003       $10.378      $12.379            0
                              2004       $12.379      $13.218        1,421
                              2005       $13.218      $13.838            0
                              2006       $13.838      $15.284            0
                              2007       $15.284      $15.395            0
                              2008       $15.395      $10.045            0
                              2009       $10.045      $13.291            0
                              2010       $13.291      $14.917            0
                              2011       $14.917      $14.537            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.714            0
                              2003       $ 9.714      $11.254          209
                              2004       $11.254      $11.798          284
                              2005       $11.798      $13.070          331
                              2006       $13.070      $13.148            0
                              2007       $13.148      $12.788          400
                              2008       $12.788      $10.378          307
                              2009       $10.378      $12.797          332
                              2010       $12.797      $12.832          377
                              2011       $12.832      $12.410          365
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.459            0
                              2003       $11.459      $13.997            0
                              2004       $13.997      $16.657            0
                              2005       $16.657      $17.699            0
                              2006       $17.699      $22.004            0
                              2007       $22.004      $25.825            0
                              2008       $25.825      $17.566            0
                              2009       $17.566      $18.455            0
                              2010       $18.455      $18.391            0
                              2011       $18.391      $17.025            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.787            0
                              2003       $10.787      $13.447            0
                              2004       $13.447      $16.622            0
                              2005       $14.622      $15.058            0
                              2006       $15.058      $17.081            0
                              2007       $17.081      $15.704            0
                              2008       $15.704      $ 9.421          554
                              2009       $ 9.421      $11.968          549
                              2010       $11.968      $13.396          545
                              2011       $13.396      $12.501          396

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.730            0
                              2003       $10.730      $13.288            0
                              2004       $13.288      $14.374            0
                              2005       $14.374      $14.503            0
                              2006       $14.503      $15.687            0
                              2007       $15.687      $15.779            0
                              2008       $15.779      $11.416            0
                              2009       $11.416      $16.778            0
                              2010       $16.778      $18.725            0
                              2011       $18.725      $18.646            0
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.175            0
                              2003       $10.175      $10.398            0
                              2004       $10.398      $10.626            0
                              2005       $10.626      $10.645            0
                              2006       $10.645      $10.889            0
                              2007       $10.889      $11.211          848
                              2008       $11.211      $ 8.346          831
                              2009       $ 8.346      $11.978          712
                              2010       $11.978      $12.879          718
                              2011       $12.879      $13.234            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.594            0
                              2003       $10.594      $13.325            0
                              2004       $13.594      $15.152        1,383
                              2005       $15.152      $16.637        1,583
                              2006       $16.637      $20.795            0
                              2007       $20.795      $22.050        1,836
                              2008       $22.050      $12.094        1,824
                              2009       $12.094      $14.750        1,804
                              2010       $14.750      $15.882        2,082
                              2011       $15.882      $12.911        2,067
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.397            0
                              2003       $10.397      $12.936            0
                              2004       $12.936      $14.259            0
                              2005       $14.259      $15.184            0
                              2006       $15.184      $16.930            0
                              2007       $16.930      $15.710            0
                              2008       $15.710      $ 9.294            0
                              2009       $ 9.294      $11.898            0
                              2010       $11.898      $13.264            0
                              2011       $13.264      $12.987            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.975            0
                              2003       $ 9.975      $ 9.811            0
                              2004       $ 9.811      $ 9.664          659
                              2005       $ 9.664      $ 9.697            0
                              2006       $ 9.697      $ 9.907            0
                              2007       $ 9.907      $10.158        3,943
                              2008       $10.158      $10.196          698
                              2009       $10.196      $ 9.998          871
                              2010       $ 9.998      $ 9.788          955
                              2011       $ 9.788      $ 9.580           11
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.369            0
                              2003       $10.369      $13.438            0
                              2004       $13.369      $14.506            0
                              2005       $14.506      $15.617            0
                              2006       $15.617      $16.592            0
                              2007       $16.592      $17.166            0
                              2008       $17.166      $10.290          516
                              2009       $10.290      $13.306          511
                              2010       $13.306      $15.568          507
                              2011       $15.568      $14.461          368
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.193            0
                              2003       $11.193      $14.511          492
                              2004       $14.511      $16.392        1,706
                              2005       $16.392      $16.987          656
                              2006       $16.987      $19.287        1,128
                              2007       $19.287      $17.949        1,079
                              2008       $17.949      $ 9.703        1,068
                              2009       $ 9.703      $ 9.130            0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.632            0
                              2003       $10.632      $13.039        3,770
                              2004       $13.039      $13.725        1,199
                              2005       $13.725      $14.105          597
                              2006       $14.105      $15.366            0
                              2007       $15.366      $15.119            0
                              2008       $15.119      $ 9.092            0
                              2009       $ 9.092      $11.851            0
                              2010       $11.851      $13.497            0
                              2011       $13.497      $12.978            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.362            0
                              2003       $10.362      $13.504            0
                              2004       $13.504      $15.674            0
                              2005       $15.674      $17.203            0
                              2006       $17.203      $17.753            0
                              2007       $17.753      $18.033            0
                              2008       $18.033      $ 9.609            0
                              2009       $ 9.609      $13.047            0
                              2010       $13.047      $14.850            0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.099            0
                              2003       $10.099      $12.345          379
                              2004       $12.345      $12.689          521
                              2005       $12.689      $13.125          650
                              2006       $13.125      $13.543            0
                              2007       $13.543      $13.983          743
                              2008       $13.983      $ 8.616        1,356
                              2009       $ 8.616      $13.820        1,245
                              2010       $13.820      $16.337        1,202
                              2011       $16.337      $13.134        1,102
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.049            0
                              2003       $11.049      $13.814            0
                              2004       $13.814      $14.881            0
                              2005       $14.881      $16.331            0
                              2006       $16.331      $17.709            0
                              2007       $17.709      $18.436            0
                              2008       $18.436      $15.339            0
                              2009       $15.339      $19.531            0
                              2010       $19.531      $20.975            0
                              2011       $20.975      $21.941            0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $11.036            0
                              2005       $11.036      $12.094            0
                              2006       $12.094      $14.381            0
                              2007       $14.381      $15.448            0
                              2008       $15.448      $10.742            0
                              2009       $10.742      $13.620            0
                              2010       $13.620      $15.201            0
                              2011       $15.201      $16.223            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.723        1,891
                              2005       $10.723      $12.143        4,014
                              2006       $12.143      $12.372        4,343
                              2007       $12.372      $14.757        1,266
                              2008       $14.757      $ 7.338          359
                              2009       $ 7.338      $11.888          354
                              2010       $11.888      $14.294            0
                              2011       $14.294      $13.597            0
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.698            0
                              2005       $10.698      $12.090            0
                              2006       $12.090      $12.283            0
                              2007       $12.283      $14.623            0
                              2008       $14.623      $ 7.248            0
                              2009       $ 7.248      $11.713            0
                              2010       $11.713      $14.055            0
                              2011       $14.055      $13.336            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.796            0
                              2007       $ 9.796      $11.753            0
                              2008       $11.753      $ 6.116            0
                              2009       $ 6.116      $ 9.419            0
                              2010       $ 9.419      $12.193            0
                              2011       $12.193      $11.076            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.543            0
                              2004       $13.543      $15.764            0
                              2005       $15.764      $17.415            0
                              2006       $17.415      $19.061        1,127
                              2007       $19.061      $19.203            0
                              2008       $19.203      $11.193            0
                              2009       $11.193      $16.063            0
                              2010       $16.063      $19.894            0
                              2011       $19.894      $17.772            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.690            0
                              2003       $10.690      $14.448            0
                              2004       $14.690      $19.240            0
                              2005       $19.240      $21.983            0
                              2006       $21.983      $29.619            0
                              2007       $29.619      $23.975            0
                              2008       $23.975      $14.532          360
                              2009       $14.532      $18.273          357
                              2010       $18.273      $23.163          354
                              2011       $23.163      $23.952          257

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.840          0
                              2005       $ 9.840      $ 9.864          0
                              2006       $ 9.864      $10.056          0
                              2007       $10.056      $10.278          0
                              2008       $10.278      $10.238          0
                              2009       $10.238      $10.027          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH
    BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE
              EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.0


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.228          0
                              2007       $10.228      $11.733          0
                              2008       $11.733      $ 6.577          0
                              2009       $ 6.577      $ 8.714          0
                              2010       $ 8.714      $ 9.966          0
                              2011       $ 9.966      $ 9.477          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.419          0
                              2007       $10.419      $11.048          0
                              2008       $11.048      $ 8.086          0
                              2009       $ 8.086      $ 9.803          0
                              2010       $ 9.803      $10.792          0
                              2011       $10.792      $10.511          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.448          0
                              2007       $10.448      $11.237          0
                              2008       $11.237      $ 7.385          0
                              2009       $ 7.385      $ 9.286          0
                              2010       $ 9.286      $10.384          0
                              2011       $10.384      $10.031          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.457          0
                              2007       $10.457      $11.360          0
                              2008       $11.360      $ 6.870          0
                              2009       $ 6.870      $ 8.814          0
                              2010       $ 8.814      $ 9.991          0
                              2011       $ 9.991      $ 9.496          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.310          0
                              2007       $10.310      $10.679          0
                              2008       $10.679      $ 9.327          0
                              2009       $ 9.327      $10.459          0
                              2010       $10.459      $10.972          0
                              2011       $10.972      $10.881          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.706          0
                              2007       $ 9.706      $11.610          0
                              2008       $11.610      $ 6.271          0
                              2009       $ 6.271      $ 8.859          0
                              2010       $ 8.859      $10.378          0
                              2011       $10.378      $10.197          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.779          0
                              2007       $10.779      $11.088          0
                              2008       $11.088      $ 6.815          0
                              2009       $ 6.815      $ 8.419          0
                              2010       $ 8.419      $ 9.448          0
                              2011       $ 9.448      $ 9.406          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.838          0
                              2007       $ 9.838      $11.097          0
                              2008       $11.097      $ 6.555          0
                              2009       $ 6.555      $ 8.960          0
                              2010       $ 8.960      $11.268          0
                              2011       $11.268      $ 9.826          0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.690      $13.330          0
                              2004       $13.330      $14.422          0
                              2005       $14.422      $14.603          0
                              2006       $14.603      $16.677          0
                              2007       $16.677      $15.705          0
                              2008       $15.705      $ 9.962          0
                              2009       $ 9.962      $12.332          0
                              2010       $12.332      $14.074          0
                              2011       $14.074      $14.097          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.194          0
                              2005       $11.194      $11.126          0
                              2006       $11.126      $12.868          0
                              2007       $12.868      $13.057          0
                              2008       $13.057      $ 8.984          0
                              2009       $ 8.984      $11.915          0
                              2010       $11.915      $13.131          0
                              2011       $13.131      $13.150          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.509           0
                              2005       $10.509      $10.389           0
                              2006       $10.389      $11.269           0
                              2007       $11.269      $11.708           0
                              2008       $11.708      $ 7.497           0
                              2009       $ 7.497      $ 9.513           0
                              2010       $ 9.513      $10.383           0
                              2011       $10.383      $10.003           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.030      $14.495         157
                              2004       $14.495      $17.545         140
                              2005       $17.545      $18.666         272
                              2006       $18.666      $21.359           0
                              2007       $21.359      $20.391         271
                              2008       $20.391      $13.359         276
                              2009       $13.359      $16.876         235
                              2010       $16.876      $21.165         225
                              2011       $21.165      $19.924           0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.811      $15.472           0
                              2004       $15.472      $16.780           0
                              2005       $16.870      $17.292           0
                              2006       $17.292      $18.384           0
                              2007       $18.384      $20.001           0
                              2008       $20.001      $11.249           0
                              2009       $11.249      $15.797           0
                              2010       $15.797      $19.720           0
                              2011       $19.720      $18.357           0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.211           0
                              2005       $10.211      $10.228           0
                              2006       $10.228      $10.406           0
                              2007       $10.406      $10.850           0
                              2008       $10.850      $11.418           0
                              2009       $11.418      $11.513           0
                              2010       $11.513      $11.856           0
                              2011       $11.856      $12.256           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.974           0
                              2007       $10.974      $12.004           0
                              2008       $12.004      $ 8.400           0
                              2009       $ 8.400      $10.131           0
                              2010       $10.131      $11.095           0
                              2011       $11.095      $10.531           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.590      $12.628         177
                              2004       $12.628      $13.912         177
                              2005       $13.912      $15.044         340
                              2006       $15.044      $17.420           0
                              2007       $17.420      $17.630         314
                              2008       $17.630      $10.844         317
                              2009       $10.844      $13.370         298
                              2010       $13.370      $14.541         310
                              2011       $14.541      $14.075           0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.665      $16.796           0
                              2004       $16.796      $20.488           0
                              2005       $20.488      $25.538           0
                              2006       $25.538      $31.997           0
                              2007       $31.997      $40.301           0
                              2008       $40.301      $18.642           0
                              2009       $18.642      $31.470           0
                              2010       $31.470      $36.195           0
                              2011       $36.195      $29.789           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.368      $13.536           0
                              2004       $13.536      $15.692           0
                              2005       $15.692      $16.911           0
                              2006       $16.911      $20.089           0
                              2007       $20.089      $22.683           0
                              2008       $22.683      $13.228           0
                              2009       $13.228      $17.730           0
                              2010       $17.730      $18.800           0
                              2011       $18.800      $16.434           0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.573      $12.829           0
                              2004       $12.829      $14.397           0
                              2005       $14.397      $13.649           0
                              2006       $13.649      $15.056           0
                              2007       $15.056      $16.345           0
                              2008       $16.345      $16.979           0
                              2009       $16.979      $19.710           0
                              2010       $19.710      $22.064           0
                              2011       $22.064      $21.394           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.917      $11.683          0
                              2004       $11.683      $12.202          0
                              2005       $12.202      $12.847          0
                              2006       $12.847      $12.896          0
                              2007       $12.896      $14.712          0
                              2008       $14.712      $ 7.322          0
                              2009       $ 7.322      $11.862          0
                              2010       $11.862      $13.873          0
                              2011       $13.873      $12.703          0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.297          0
                              2005       $11.297      $11.505          0
                              2006       $11.505      $13.059          0
                              2007       $13.059      $12.474          0
                              2008       $12.474      $ 7.832          0
                              2009       $ 7.832      $ 9.837          0
                              2010       $ 9.837      $11.132          0
                              2011       $11.132      $10.659          0
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.922          0
                              2005       $10.922      $11.472          0
                              2006       $11.472      $12.633          0
                              2007       $12.633      $12.770          0
                              2008       $12.770      $ 9.657          0
                              2009       $ 9.657      $11.570          0
                              2010       $11.570      $12.678          0
                              2011       $12.678      $12.240          0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.766      $13.292          0
                              2004       $13.292      $14.838          0
                              2005       $14.838      $15.924          0
                              2006       $15.924      $18.065          0
                              2007       $18.065      $18.113          0
                              2008       $18.113      $12.009          0
                              2009       $12.009      $14.578          0
                              2010       $14.578      $15.997          0
                              2011       $15.997      $15.294          0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.084          0
                              2005       $11.084      $12.047          0
                              2006       $12.047      $12.364          0
                              2007       $12.364      $14.220          0
                              2008       $14.220      $ 7.394          0
                              2009       $ 7.394      $11.310          0
                              2010       $11.310      $14.079          0
                              2011       $14.079      $12.482          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.260          0
                              2005       $11.260      $12.370          0
                              2006       $12.370      $14.605          0
                              2007       $14.605      $15.404          0
                              2008       $15.404      $ 8.845          0
                              2009       $ 8.845      $12.043          0
                              2010       $12.043      $14.400          0
                              2011       $14.400      $14.215          0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.254          0
                              2005       $11.254      $12.345          0
                              2006       $12.345      $14.566          0
                              2007       $14.566      $15.348          0
                              2008       $15.348      $ 8.794          0
                              2009       $ 8.794      $11.969          0
                              2010       $11.969      $14.304          0
                              2011       $14.304      $14.107          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.347          0
                              2005       $10.347      $10.253          0
                              2006       $10.253      $10.965          0
                              2007       $10.965      $11.387          0
                              2008       $11.387      $ 9.184          0
                              2009       $ 9.184      $12.066          0
                              2010       $12.066      $13.255          0
                              2011       $13.255      $13.533          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.895          0
                              2005       $10.895      $11.398          0
                              2006       $11.398      $12.782          0
                              2007       $12.782      $13.341          0
                              2008       $13.341      $ 9.307          0
                              2009       $ 9.307      $11.468          0
                              2010       $11.468      $13.351          0
                              2011       $13.351      $12.473          0
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.880          0
                              2005       $10.880      $10.988          0
                              2006       $10.988      $12.604          0
                              2007       $12.604      $12.750          0
                              2008       $12.750      $ 7.928          0
                              2009       $ 7.928      $ 9.220          0
                              2010       $ 9.220      $10.589          0
                              2011       $10.589      $ 9.728          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.127          0
                              2005       $11.127      $11.388          0
                              2006       $11.388      $12.018          0
                              2007       $12.018      $14.255          0
                              2008       $14.255      $ 8.610          0
                              2009       $ 8.610      $12.258          0
                              2010       $12.258      $14.738          0
                              2011       $14.738      $12.967          0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.110          0
                              2005       $11.110      $11.761          0
                              2006       $11.761      $12.912          0
                              2007       $12.912      $12.701          0
                              2008       $12.701      $ 7.533          0
                              2009       $ 7.533      $ 9.329          0
                              2010       $ 9.329      $11.446          0
                              2011       $11.446      $10.746          0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.095      $13.034          0
                              2004       $13.034      $13.998          0
                              2005       $13.998      $14.195          0
                              2006       $14.195      $15.392          0
                              2007       $15.392      $15.578          0
                              2008       $15.578      $ 8.591          0
                              2009       $ 8.591      $10.218          0
                              2010       $10.218      $11.261          0
                              2011       $11.261      $11.057          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.248          0
                              2004       $12.248      $12.772          0
                              2005       $12.772      $13.100          0
                              2006       $13.100      $13.799          0
                              2007       $13.799      $15.365          0
                              2008       $15.365      $ 8.166          0
                              2009       $ 8.166      $11.513          0
                              2010       $11.513      $12.291          0
                              2011       $12.291      $11.857          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.095            0
                              2005       $10.095      $10.105            0
                              2006       $10.105      $10.371            0
                              2007       $10.371      $10.558            0
                              2008       $10.558      $ 6.291            0
                              2009       $ 6.291      $ 6.711            0
                              2010       $ 6.711      $ 7.304            0
                              2011       $ 7.304      $ 7.711            0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.070      $14.169            0
                              2004       $14.169      $16.475            0
                              2005       $16.475      $18.381            0
                              2006       $18.381      $21.102            0
                              2007       $21.102      $21.892            0
                              2008       $21.892      $12.776            0
                              2009       $12.776      $17.414            0
                              2010       $17.414      $19.708            0
                              2011       $19.708      $17.633            0
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.233      $12.081          724
                              2004       $12.081      $12.813          757
                              2005       $12.813      $12.844        1,561
                              2006       $12.844      $13.472            0
                              2007       $13.472      $14.434        1,541
                              2008       $14.434      $12.073        1,118
                              2009       $12.073      $13.983        1,125
                              2010       $13.983      $15.697        1,113
                              2011       $15.697      $15.454            0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.718      $12.898          340
                              2004       $12.898      $13.718          350
                              2005       $13.718      $13.687          733
                              2006       $13.687      $14.623            0
                              2007       $14.623      $14.234          770
                              2008       $14.234      $ 2.983        1,267
                              2009       $ 2.983      $ 3.675        2,216
                              2010       $ 3.675      $ 4.113        2,143
                              2011       $ 4.113      $ 3.921            0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.451      $12.576            0
                              2004       $12.576      $13.425            0
                              2005       $13.425      $13.886            0
                              2006       $13.886      $15.588            0
                              2007       $15.588      $15.877            0
                              2008       $15.877      $ 9.531            0
                              2009       $ 9.531      $11.932            0
                              2010       $11.932      $13.517            0
                              2011       $13.517      $13.180            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.701      $14.596            0
                              2004       $14.596      $17.015            0
                              2005       $17.015      $18.260            0
                              2006       $18.260      $20.479            0
                              2007       $20.479      $19.750            0
                              2008       $19.750      $11.975            0
                              2009       $11.975      $16.033            0
                              2010       $16.033      $19.298            0
                              2011       $19.298      $18.426            0
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.328      $12.333            0
                              2004       $12.333      $14.407            0
                              2005       $14.407      $15.782            0
                              2006       $15.782      $15.854            0
                              2007       $15.854      $16.441            0
                              2008       $16.441      $ 8.167            0
                              2009       $ 8.167      $10.565            0
                              2010       $10.565      $13.141            0
                              2011       $13.141      $12.961            0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.234            0
                              2010       $12.234      $13.475            0
                              2011       $13.475      $13.434            0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.669      $12.027        1,476
                              2004       $12.027      $12.729        1,519
                              2005       $12.729      $12.949        3,101
                              2006       $12.949      $14.177            0
                              2007       $14.177      $13.997        3,156
                              2008       $13.997      $ 8.115        3,194
                              2009       $ 8.115      $ 9.971        3,172
                              2010       $ 9.971      $10.809        3,325
                              2011       $10.809      $10.866            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.739      $12.375            0
                              2004       $12.375      $13.207            0
                              2005       $13.207      $13.819            0
                              2006       $13.819      $15.255            0
                              2007       $15.255      $15.358            0
                              2008       $15.358      $10.016            0
                              2009       $10.016      $13.246            0
                              2010       $13.246      $14.859            0
                              2011       $14.859      $14.473            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.221      $11.251          0
                              2004       $11.251      $11.788          0
                              2005       $11.788      $13.052          0
                              2006       $13.052      $13.124          0
                              2007       $13.124      $12.758          0
                              2008       $12.758      $10.348          0
                              2009       $10.348      $12.753          0
                              2010       $12.753      $12.782          0
                              2011       $12.782      $12.355          0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.633      $13.993          0
                              2004       $13.993      $16.642          0
                              2005       $16.642      $17.675          0
                              2006       $17.675      $21.963          0
                              2007       $21.963      $25.763          0
                              2008       $25.763      $17.515          0
                              2009       $17.515      $18.392          0
                              2010       $18.392      $18.319          0
                              2011       $18.319      $16.950          0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.980      $13.443          0
                              2004       $13.443      $14.609          0
                              2005       $14.609      $15.037          0
                              2006       $15.037      $17.049          0
                              2007       $17.049      $15.667          0
                              2008       $15.667      $ 9.394          0
                              2009       $ 9.394      $11.927          0
                              2010       $11.927      $13.343          0
                              2011       $13.343      $12.446          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.851      $13.283          0
                              2004       $13.283      $14.362          0
                              2005       $14.362      $14.483          0
                              2006       $14.483      $15.658          0
                              2007       $15.658      $15.741          0
                              2008       $15.741      $11.383          0
                              2009       $11.383      $16.721          0
                              2010       $16.721      $18.651          0
                              2011       $18.651      $18.564          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.344      $10.394           0
                              2004       $10.394      $10.617           0
                              2005       $10.617      $10.630           0
                              2006       $10.630      $10.868           0
                              2007       $10.868      $11.184           0
                              2008       $11.184      $ 8.322           0
                              2009       $ 8.322      $11.938           0
                              2010       $11.938      $12.829           0
                              2011       $12.829      $13.176           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.562      $13.320           0
                              2004       $13.320      $15.139           0
                              2005       $15.139      $16.614           0
                              2006       $16.614      $20.756           0
                              2007       $20.756      $21.998           0
                              2008       $21.998      $12.059           0
                              2009       $12.059      $14.700           0
                              2010       $14.700      $15.820           0
                              2011       $15.820      $12.854           0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.679      $12.931         345
                              2004       $12.931      $14.247         347
                              2005       $14.247      $15.163         668
                              2006       $15.163      $16.899           0
                              2007       $16.899      $15.673         716
                              2008       $15.673      $ 9.267         757
                              2009       $ 9.267      $11.858         673
                              2010       $11.858      $13.212         698
                              2011       $13.212      $12.929           0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.925      $ 9.807           0
                              2004       $ 9.807      $ 9.656           0
                              2005       $ 9.656      $ 9.684           0
                              2006       $ 9.684      $ 9.889           0
                              2007       $ 9.889      $10.134           0
                              2008       $10.134      $10.166           0
                              2009       $10.166      $ 9.964           0
                              2010       $ 9.964      $ 9.750           0
                              2011       $ 9.750      $ 9.538           0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.966      $13.434           0
                              2004       $13.434      $14.494           0
                              2005       $14.494      $15.596           0
                              2006       $15.596      $16.561           0
                              2007       $16.561      $17.125           0
                              2008       $17.125      $10.260           0
                              2009       $10.260      $13.260           0
                              2010       $13.260      $15.507           0
                              2011       $15.507      $14.397           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.307      $14.506          0
                              2004       $14.506      $16.378          0
                              2005       $16.378      $16.964          0
                              2006       $16.964      $19.251          0
                              2007       $19.251      $17.907          0
                              2008       $17.907      $ 9.675          0
                              2009       $ 9.675      $ 9.103          0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.828      $13.035          0
                              2004       $13.035      $13.713          0
                              2005       $13.713      $14.086          0
                              2006       $14.086      $15.337          0
                              2007       $15.337      $15.083          0
                              2008       $15.083      $ 9.066          0
                              2009       $ 9.066      $11.810          0
                              2010       $11.810      $13.444          0
                              2011       $13.444      $12.920          0
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.785      $13.499          0
                              2004       $13.499      $15.660          0
                              2005       $15.660      $17.179          0
                              2006       $17.179      $17.720          0
                              2007       $17.720      $17.990          0
                              2008       $17.990      $ 9.582          0
                              2009       $ 9.582      $13.003          0
                              2010       $13.003      $14.794          0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.566      $12.341          0
                              2004       $12.341      $12.678          0
                              2005       $12.678      $13.107          0
                              2006       $13.107      $13.518          0
                              2007       $13.518      $13.950          0
                              2008       $13.950      $ 8.591          0
                              2009       $ 8.591      $13.772          0
                              2010       $13.772      $16.273          0
                              2011       $16.273      $13.076          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.275      $13.809          0
                              2004       $13.809      $14.868          0
                              2005       $14.868      $16.309          0
                              2006       $16.309      $17.676          0
                              2007       $17.676      $18.392          0
                              2008       $18.392      $15.295          0
                              2009       $15.295      $19.465          0
                              2010       $19.465      $20.893          0
                              2011       $20.893      $21.844          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $11.030          0
                              2005       $11.030      $12.081          0
                              2006       $12.081      $14.359          0
                              2007       $14.359      $15.417          0
                              2008       $15.417      $10.715          0
                              2009       $10.715      $13.579          0
                              2010       $13.579      $15.147          0
                              2011       $15.147      $16.157          0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.719          0
                              2005       $10.719      $12.133          0
                              2006       $12.133      $12.355          0
                              2007       $12.355      $14.730          0
                              2008       $14.730      $ 7.320          0
                              2009       $ 7.320      $11.854          0
                              2010       $11.854      $14.245          0
                              2011       $14.245      $13.544          0
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.694          0
                              2005       $10.694      $12.080          0
                              2006       $12.080      $12.266          0
                              2007       $12.266      $14.595          0
                              2008       $14.595      $ 7.231          0
                              2009       $ 7.231      $11.679          0
                              2010       $11.679      $14.007          0
                              2011       $14.007      $13.284          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.793          0
                              2007       $ 9.793      $11.743          0
                              2008       $11.743      $ 6.108          0
                              2009       $ 6.108      $ 9.402          0
                              2010       $ 9.402      $12.164          0
                              2011       $12.164      $11.044          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.538           0
                              2004       $13.538      $15.751           0
                              2005       $15.751      $17.392           0
                              2006       $17.392      $19.025           0
                              2007       $19.025      $19.158           0
                              2008       $19.158      $11.161           0
                              2009       $11.161      $16.008           0
                              2010       $16.008      $19.816           0
                              2011       $19.816      $17.694           0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.366      $14.443         305
                              2004       $14.443      $19.223         257
                              2005       $19.223      $21.953         465
                              2006       $21.953      $29.563           0
                              2007       $29.563      $23.918         427
                              2008       $23.918      $14.490         539
                              2009       $14.490      $18.211         454
                              2010       $18.211      $23.072         393
                              2011       $23.072      $23.846           0
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000           0
                              2004       $10.000      $ 9.835           0
                              2005       $ 9.835      $ 9.854           0
                              2006       $ 9.854      $10.040           0
                              2007       $10.040      $10.257           0
                              2008       $10.257      $10.212           0
                              2009       $10.212      $ 9.997           0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
 PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY
  PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH
BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION
   (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.1


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.221            0
                              2007       $10.221      $11.713        2,185
                              2008       $11.713      $ 6.559            0
                              2009       $ 6.559      $ 8.682            0
                              2010       $ 8.682      $ 9.919            0
                              2011       $ 9.919      $ 9.422            0
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.412            0
                              2007       $10.412      $11.029            0
                              2008       $11.029      $ 8.064            0
                              2009       $ 8.064      $ 9.766            0
                              2010       $ 9.766      $10.740            0
                              2011       $10.740      $10.450            0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.441            0
                              2007       $10.441      $11.218            0
                              2008       $11.218      $ 7.365            0
                              2009       $ 7.365      $ 9.251            0
                              2010       $ 9.251      $10.335            0
                              2011       $10.335      $ 9.973            0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.450            0
                              2007       $10.450      $11.341            0
                              2008       $11.341      $ 6.851            0
                              2009       $ 6.851      $ 8.781            0
                              2010       $ 8.781      $ 9.944            0
                              2011       $ 9.944      $ 9.441            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.303          0
                              2007       $10.303      $10.661          0
                              2008       $10.661      $ 9.302          0
                              2009       $ 9.302      $10.419          0
                              2010       $10.419      $10.919          0
                              2011       $10.919      $10.818          0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.700          0
                              2007       $ 9.700      $11.591          0
                              2008       $11.591      $ 6.254          0
                              2009       $ 6.254      $ 8.826          0
                              2010       $ 8.826      $10.329          0
                              2011       $10.329      $10.138          0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.772          0
                              2007       $10.772      $11.069          0
                              2008       $11.069      $ 6.797          0
                              2009       $ 6.797      $ 8.388          0
                              2010       $ 8.388      $ 9.403          0
                              2011       $ 9.403      $ 9.352          0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.831          0
                              2007       $ 9.831      $11.078          0
                              2008       $11.078      $ 6.537          0
                              2009       $ 6.537      $ 8.926          0
                              2010       $ 8.926      $11.214          0
                              2011       $11.214      $ 9.769          0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.837          0
                              2003       $10.837      $13.310          0
                              2004       $13.310      $14.385          0
                              2005       $14.385      $14.551          0
                              2006       $14.551      $16.601          0
                              2007       $16.601      $15.618          0
                              2008       $15.618      $ 9.897          0
                              2009       $ 9.897      $12.238          0
                              2010       $12.238      $13.952          0
                              2011       $13.952      $13.961          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.187             0
                              2005       $11.187      $11.107             0
                              2006       $11.107      $12.833             0
                              2007       $12.833      $13.008             0
                              2008       $13.008      $ 8.941             0
                              2009       $ 8.941      $11.846             0
                              2010       $11.846      $13.042             0
                              2011       $13.042      $13.047             0
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.507             0
                              2005       $10.507      $10.375             0
                              2006       $10.375      $11.243             0
                              2007       $11.243      $11.669             0
                              2008       $11.669      $ 7.465             0
                              2009       $ 7.465      $ 9.462             0
                              2010       $ 9.462      $10.317             0
                              2011       $10.317      $ 9.929             0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.211             0
                              2003       $11.211      $14.473             0
                              2004       $14.473      $17.500             0
                              2005       $17.500      $18.600             0
                              2006       $18.600      $21.261             0
                              2007       $21.261      $20.277             0
                              2008       $20.277      $13.271             0
                              2009       $13.271      $16.747             0
                              2010       $16.747      $20.983             0
                              2011       $20.983      $19.732             0
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.520             0
                              2003       $11.520      $15.449             0
                              2004       $15.449      $16.827             0
                              2005       $16.827      $17.230             0
                              2006       $17.230      $18.300             0
                              2007       $18.300      $19.889             0
                              2008       $19.889      $11.175             0
                              2009       $11.175      $15.677             0
                              2010       $15.677      $19.549             0
                              2011       $19.549      $18.180             0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.204             0
                              2005       $10.204      $10.211             0
                              2006       $10.211      $10.378             0
                              2007       $10.378      $10.809             0
                              2008       $10.809      $11.363             0
                              2009       $11.363      $11.447        11,217
                              2010       $11.447      $11.776             0
                              2011       $11.776      $12.160             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.966          0
                              2007       $10.966      $11.983          0
                              2008       $11.983      $ 8.377          0
                              2009       $ 8.377      $10.093          0
                              2010       $10.093      $11.042          0
                              2011       $11.042      $10.470          0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.311          0
                              2003       $10.311      $12.609          0
                              2004       $12.609      $13.876          0
                              2005       $13.876      $14.991          0
                              2006       $14.991      $17.341          0
                              2007       $17.341      $17.531          0
                              2008       $17.531      $10.773          0
                              2009       $10.773      $13.268          0
                              2010       $13.268      $14.415          0
                              2011       $14.415      $13.939          0
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.218          0
                              2003       $11.218      $16.771          0
                              2004       $16.771      $20.437          0
                              2005       $20.437      $25.447          0
                              2006       $25.447      $31.851          0
                              2007       $31.851      $40.076          0
                              2008       $40.076      $18.518          0
                              2009       $18.518      $31.230          0
                              2010       $31.230      $35.882          0
                              2011       $35.882      $29.502          0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.462          0
                              2003       $10.462      $13.515          0
                              2004       $13.515      $15.653          0
                              2005       $15.653      $16.851          0
                              2006       $16.851      $19.997          0
                              2007       $19.997      $22.556          0
                              2008       $22.556      $13.140          0
                              2009       $13.140      $17.595          0
                              2010       $17.595      $18.638          0
                              2011       $18.638      $16.275          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.707            0
                              2003       $10.707      $12.809            0
                              2004       $12.809      $14.361            0
                              2005       $14.361      $13.601            0
                              2006       $13.601      $14.987            0
                              2007       $14.987      $16.253            0
                              2008       $16.253      $16.867            0
                              2009       $16.867      $19.560            0
                              2010       $19.560      $21.874            0
                              2011       $21.874      $21.188            0
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.398            0
                              2003       $ 9.398      $11.666            0
                              2004       $11.666      $12.171            0
                              2005       $12.171      $12.802            0
                              2006       $12.802      $12.838            0
                              2007       $12.838      $14.629            0
                              2008       $14.629      $ 7.273            0
                              2009       $ 7.273      $11.772            0
                              2010       $11.772      $13.753            0
                              2011       $13.753      $12.580            0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.289            0
                              2005       $11.289      $11.485            0
                              2006       $11.485      $13.023            0
                              2007       $13.023      $12.427            0
                              2008       $12.427      $ 7.795            0
                              2009       $ 7.795      $ 9.780            0
                              2010       $ 9.780      $11.056            0
                              2011       $11.056      $10.576            0
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.915            0
                              2005       $10.915      $11.452            0
                              2006       $11.452      $12.598            0
                              2007       $12.598      $12.722            0
                              2008       $12.722      $ 9.611            0
                              2009       $ 9.611      $11.503            0
                              2010       $11.503      $12.592            0
                              2011       $12.592      $12.144            0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.639            0
                              2003       $10.639      $13.273        3,570
                              2004       $13.273      $14.800        3,570
                              2005       $14.800      $15.867        3,570
                              2006       $15.867      $17.982            0
                              2007       $17.982      $18.011        3,570
                              2008       $18.011      $11.930            0
                              2009       $11.930      $14.467            0
                              2010       $14.467      $15.859            0
                              2011       $15.859      $15.146            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.077            0
                              2005       $11.077      $12.027        2,303
                              2006       $12.027      $12.331            0
                              2007       $12.331      $14.167        2,303
                              2008       $14.167      $ 7.359            0
                              2009       $ 7.359      $11.244            0
                              2010       $11.244      $13.983            0
                              2011       $13.983      $12.385            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.253            0
                              2005       $11.253      $12.349            0
                              2006       $12.349      $14.565            0
                              2007       $14.565      $15.346            0
                              2008       $15.346      $ 8.803            0
                              2009       $ 8.803      $11.974            0
                              2010       $11.974      $14.302            0
                              2011       $14.302      $14.104            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.246            0
                              2005       $11.246      $12.324            0
                              2006       $12.324      $14.526            0
                              2007       $14.526      $15.291            0
                              2008       $15.291      $ 8.752            0
                              2009       $ 8.752      $11.900            0
                              2010       $11.900      $14.207            0
                              2011       $14.207      $13.997            0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.344            0
                              2005       $10.344      $10.240            0
                              2006       $10.240      $10.940            0
                              2007       $10.940      $11.349            0
                              2008       $11.349      $ 9.145            0
                              2009       $ 9.145      $12.001            0
                              2010       $12.001      $13.170            0
                              2011       $13.170      $13.434            0
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.893            0
                              2005       $10.893      $11.384            0
                              2006       $11.384      $12.752            0
                              2007       $12.752      $13.296            0
                              2008       $13.296      $ 9.267            0
                              2009       $ 9.267      $11.406            0
                              2010       $11.406      $13.266            0
                              2011       $13.266      $12.381            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.877            0
                              2005       $10.877      $10.974            0
                              2006       $10.974      $12.575            0
                              2007       $12.575      $12.708            0
                              2008       $12.708      $ 7.894            0
                              2009       $ 7.894      $ 9.171            0
                              2010       $ 9.171      $10.521            0
                              2011       $10.521      $ 9.656            0
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.125            0
                              2005       $11.125      $11.373            0
                              2006       $11.373      $11.991            0
                              2007       $11.991      $14.208            0
                              2008       $14.208      $ 8.573            0
                              2009       $ 8.573      $12.192            0
                              2010       $12.192      $14.644            0
                              2011       $14.644      $12.871            0
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.108            0
                              2005       $11.108      $11.746            0
                              2006       $11.746      $12.882            0
                              2007       $12.882      $12.658            0
                              2008       $12.658      $ 7.500            0
                              2009       $ 7.500      $ 9.279            0
                              2010       $ 9.279      $11.373            0
                              2011       $11.373      $10.667            0
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.682            0
                              2003       $10.682      $13.015        3,513
                              2004       $13.015      $13.962        5,350
                              2005       $13.962      $14.144        3,601
                              2006       $14.144      $15.322            0
                              2007       $15.322      $15.491        3,601
                              2008       $15.491      $ 8.534            0
                              2009       $ 8.534      $10.140            0
                              2010       $10.140      $11.164            0
                              2011       $11.164      $10.951            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.239          0
                              2004       $12.239      $12.750          0
                              2005       $12.750      $13.065          0
                              2006       $13.065      $13.747          0
                              2007       $13.747      $15.292          0
                              2008       $15.292      $ 8.119          0
                              2009       $ 8.119      $11.435          0
                              2010       $11.435      $12.195          0
                              2011       $12.195      $11.753          0
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.092          0
                              2005       $10.092      $10.092          0
                              2006       $10.092      $10.348          0
                              2007       $10.348      $10.523          0
                              2008       $10.523      $ 6.264          0
                              2009       $ 6.264      $ 6.675          0
                              2010       $ 6.675      $ 7.258          0
                              2011       $ 7.258      $ 7.654          0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.135          0
                              2003       $10.135      $14.147          0
                              2004       $14.147      $16.433          0
                              2005       $16.433      $18.316          0
                              2006       $18.316      $21.005          0
                              2007       $21.005      $21.770          0
                              2008       $21.770      $12.692          0
                              2009       $12.692      $17.282          0
                              2010       $17.282      $19.538          0
                              2011       $19.538      $17.463          0
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.537          0
                              2003       $10.537      $12.063          0
                              2004       $12.063      $12.781          0
                              2005       $12.781      $12.798          0
                              2006       $12.798      $13.411          0
                              2007       $13.411      $14.354          0
                              2008       $14.354      $11.993          0
                              2009       $11.993      $13.876          0
                              2010       $13.876      $15.561          0
                              2011       $15.561      $15.305          0
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.647          0
                              2003       $10.647      $12.879          0
                              2004       $12.879      $13.683          0
                              2005       $13.683      $13.638          0
                              2006       $13.638      $14.557          0
                              2007       $14.557      $14.155          0
                              2008       $14.155      $ 2.963          0
                              2009       $ 2.963      $ 3.647          0
                              2010       $ 3.647      $ 4.078          0
                              2011       $ 4.078      $ 3.883          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.164          0
                              2003       $10.164      $12.557          0
                              2004       $12.557      $13.391          0
                              2005       $13.391      $13.837          0
                              2006       $13.837      $15.516          0
                              2007       $15.516      $15.788          0
                              2008       $15.788      $ 9.468          0
                              2009       $ 9.468      $11.841          0
                              2010       $11.841      $13.401          0
                              2011       $13.401      $13.053          0
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.340          0
                              2003       $10.340      $14.574          0
                              2004       $14.574      $16.972          0
                              2005       $16.972      $18.195          0
                              2006       $18.195      $20.386          0
                              2007       $20.386      $19.639          0
                              2008       $19.639      $11.896          0
                              2009       $11.896      $15.911          0
                              2010       $15.911      $19.131          0
                              2011       $19.131      $18.249          0
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.047          0
                              2003       $10.047      $12.314          0
                              2004       $12.314      $14.371          0
                              2005       $14.371      $15.726          0
                              2006       $15.726      $15.782          0
                              2007       $15.782      $16.349          0
                              2008       $16.349      $ 8.113          0
                              2009       $ 8.113      $10.484          0
                              2010       $10.484      $13.027          0
                              2011       $13.027      $12.836          0
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.141          0
                              2010       $12.141      $13.359          0
                              2011       $13.359      $13.304          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.501            0
                              2003       $10.501      $12.009        3,695
                              2004       $12.009      $12.697        5,484
                              2005       $12.697      $12.903        3,719
                              2006       $12.903      $14.112            0
                              2007       $14.112      $13.918            0
                              2008       $13.918      $ 8.061            0
                              2009       $ 8.061      $ 9.895            0
                              2010       $ 9.895      $10.716            0
                              2011       $10.716      $10.761            0
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.374            0
                              2003       $10.374      $12.356            0
                              2004       $12.356      $13.173            0
                              2005       $13.173      $13.770            0
                              2006       $13.770      $15.186            0
                              2007       $15.186      $15.272        3,388
                              2008       $15.272      $ 9.950            0
                              2009       $ 9.950      $13.145            0
                              2010       $13.145      $14.730            0
                              2011       $14.730      $14.334            0
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.711            0
                              2003       $ 9.711      $11.233            0
                              2004       $11.233      $11.758            0
                              2005       $11.758      $13.006            0
                              2006       $13.006      $13.064            0
                              2007       $13.064      $12.687            0
                              2008       $12.687      $10.279            0
                              2009       $10.279      $12.656            0
                              2010       $12.656      $12.671            0
                              2011       $12.671      $12.236            0
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.455            0
                              2003       $11.455      $13.971            0
                              2004       $13.971      $16.600            0
                              2005       $16.600      $17.612            0
                              2006       $17.612      $21.862            0
                              2007       $21.862      $25.619            0
                              2008       $25.619      $17.400            0
                              2009       $17.400      $18.252            0
                              2010       $18.252      $18.161            0
                              2011       $18.161      $16.786            0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.784            0
                              2003       $10.784      $13.422            0
                              2004       $13.422      $14.572            0
                              2005       $14.572      $14.984            0
                              2006       $14.984      $16.971            0
                              2007       $16.971      $15.579            0
                              2008       $15.579      $ 9.331            0
                              2009       $ 9.331      $11.836            0
                              2010       $11.836      $13.228            0
                              2011       $13.228      $12.326            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.727             0
                              2003       $10.727      $13.263             0
                              2004       $13.263      $14.326             0
                              2005       $14.326      $14.432             0
                              2006       $14.432      $15.587             0
                              2007       $15.587      $15.653             0
                              2008       $15.653      $11.307             0
                              2009       $11.307      $16.593             0
                              2010       $16.593      $18.490             0
                              2011       $18.490      $18.385             0
 PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.172             0
                              2003       $10.172      $10.378             0
                              2004       $10.378      $10.590             0
                              2005       $10.590      $10.593             0
                              2006       $10.593      $10.819             0
                              2007       $10.819      $11.122             0
                              2008       $11.122      $ 8.267             0
                              2009       $ 8.267      $11.847        11,952
                              2010       $11.847      $12.718             0
                              2011       $12.718      $13.049             0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.590             0
                              2003       $10.590      $13.300             0
                              2004       $13.300      $15.100             0
                              2005       $15.100      $16.555             0
                              2006       $16.555      $20.662             0
                              2007       $20.662      $21.875         2,437
                              2008       $21.875      $11.979             0
                              2009       $11.979      $14.588             0
                              2010       $14.588      $15.684             0
                              2011       $15.684      $12.730             0
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.394             0
                              2003       $10.394      $12.912             0
                              2004       $12.912      $14.211             0
                              2005       $14.211      $15.109             0
                              2006       $15.109      $16.822             0
                              2007       $16.822      $15.585             0
                              2008       $15.585      $ 9.205             0
                              2009       $ 9.205      $11.767             0
                              2010       $11.767      $13.098             0
                              2011       $13.098      $12.804             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.972             0
                              2003       $ 9.972      $ 9.792             0
                              2004       $ 9.792      $ 9.631             0
                              2005       $ 9.631      $ 9.649             0
                              2006       $ 9.649      $ 9.843             0
                              2007       $ 9.843      $10.077             0
                              2008       $10.077      $10.099        25,731
                              2009       $10.099      $ 9.888             0
                              2010       $ 9.888      $ 9.665             0
                              2011       $ 9.665      $ 9.446             0
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.365             0
                              2003       $10.365      $13.413             0
                              2004       $13.413      $14.457             0
                              2005       $14.457      $15.540             0
                              2006       $15.540      $16.485             0
                              2007       $16.485      $17.030             0
                              2008       $17.030      $10.192             0
                              2009       $10.192      $13.159             0
                              2010       $13.159      $15.373             0
                              2011       $15.373      $14.258             0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.189             0
                              2003       $11.189      $14.484             0
                              2004       $14.484      $16.336             0
                              2005       $16.336      $16.904             0
                              2006       $16.904      $19.163             0
                              2007       $19.163      $17.806             0
                              2008       $17.806      $ 9.611             0
                              2009       $ 9.611      $ 9.041             0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.628             0
                              2003       $10.628      $13.015         3,575
                              2004       $13.015      $13.679         3,575
                              2005       $13.679      $14.036         3,575
                              2006       $14.036      $15.267             0
                              2007       $15.267      $14.999             0
                              2008       $14.999      $ 9.006             0
                              2009       $ 9.006      $11.720             0
                              2010       $11.720      $13.328             0
                              2011       $13.328      $12.795             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.359            0
                              2003       $10.359      $13.479            0
                              2004       $13.479      $15.621            0
                              2005       $15.621      $17.118            0
                              2006       $17.118      $17.639            0
                              2007       $17.639      $17.890            0
                              2008       $17.890      $ 9.518            0
                              2009       $ 9.518      $12.904            0
                              2010       $12.904      $14.670            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.096            0
                              2003       $10.096      $12.322        1,851
                              2004       $12.322      $12.646            0
                              2005       $12.646      $13.060        1,836
                              2006       $13.060      $13.456            0
                              2007       $13.456      $13.872            0
                              2008       $13.872      $ 8.534            0
                              2009       $ 8.534      $13.667            0
                              2010       $13.667      $16.132            0
                              2011       $16.132      $12.950            0
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.045            0
                              2003       $11.045      $13.788            0
                              2004       $13.788      $14.831            0
                              2005       $14.831      $16.251            0
                              2006       $16.251      $17.595            0
                              2007       $17.595      $18.289            0
                              2008       $18.289      $15.193            0
                              2009       $15.193      $19.316            0
                              2010       $19.316      $20.713            0
                              2011       $20.713      $21.633            0
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $11.019            0
                              2005       $11.019      $12.057            0
                              2006       $12.057      $14.315            0
                              2007       $14.315      $15.354            0
                              2008       $15.354      $10.660            0
                              2009       $10.660      $13.495            0
                              2010       $13.495      $15.039            0
                              2011       $15.039      $16.025            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.712          0
                              2005       $10.712      $12.112          0
                              2006       $12.112      $12.321          0
                              2007       $12.321      $14.674          0
                              2008       $14.674      $ 7.285          0
                              2009       $ 7.285      $11.785          0
                              2010       $11.785      $14.148          0
                              2011       $14.148      $13.438          0
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.687          0
                              2005       $10.687      $12.059          0
                              2006       $12.059      $12.233          0
                              2007       $12.233      $14.540          0
                              2008       $14.540      $ 7.196          0
                              2009       $ 7.196      $11.612          0
                              2010       $11.612      $13.912          0
                              2011       $13.912      $13.180          0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.786          0
                              2007       $ 9.786      $11.723          0
                              2008       $11.723      $ 6.091          0
                              2009       $ 6.091      $ 9.366          0
                              2010       $ 9.366      $12.106          0
                              2011       $12.106      $10.980          0
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.529          0
                              2004       $13.529      $15.724          0
                              2005       $15.724      $17.345          0
                              2006       $17.345      $18.954          0
                              2007       $18.954      $19.066          0
                              2008       $19.066      $11.096          0
                              2009       $11.096      $15.899          0
                              2010       $15.899      $19.662          0
                              2011       $19.662      $17.538          0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.687          0
                              2003       $10.687      $14.421          0
                              2004       $14.421      $19.174          0
                              2005       $19.174      $21.875          0
                              2006       $21.875      $29.428          0
                              2007       $29.428      $23.784          0
                              2008       $23.784      $14.395          0
                              2009       $14.395      $18.072          0
                              2010       $18.072      $22.873          0
                              2011       $22.873      $23.616          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.825          0
                              2005       $ 9.825      $ 9.834          0
                              2006       $ 9.834      $10.010          0
                              2007       $10.010      $10.215          0
                              2008       $10.215      $10.160          0
                              2009       $10.160      $ 9.936          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION
  ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.15


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.217          0
                              2007       $10.217      $11.703          0
                              2008       $11.703      $ 6.550          0
                              2009       $ 6.550      $ 8.665          0
                              2010       $ 8.665      $ 9.895          0
                              2011       $ 9.895      $ 9.395          0
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.408          0
                              2007       $10.408      $11.019          0
                              2008       $11.019      $ 8.053          0
                              2009       $ 8.053      $ 9.748          0
                              2010       $ 9.748      $10.715          0
                              2011       $10.715      $10.420          0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.438          0
                              2007       $10.438      $11.208          0
                              2008       $11.208      $ 7.355          0
                              2009       $ 7.355      $ 9.234          0
                              2010       $ 9.234      $10.310          0
                              2011       $10.310      $ 9.944          0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.446          0
                              2007       $10.446      $11.331          0
                              2008       $11.331      $ 6.841          0
                              2009       $ 6.841      $ 8.765          0
                              2010       $ 8.765      $ 9.920          0
                              2011       $ 9.920      $ 9.414          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.299            0
                              2007       $10.299      $10.652            0
                              2008       $10.652      $ 9.289            0
                              2009       $ 9.289      $10.400            0
                              2010       $10.400      $10.893            0
                              2011       $10.893      $10.787            0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.696            0
                              2007       $ 9.696      $11.581            0
                              2008       $11.581      $ 6.246            0
                              2009       $ 6.246      $ 8.809            0
                              2010       $ 8.809      $10.304            0
                              2011       $10.304      $10.109            0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.768            0
                              2007       $10.768      $11.060            0
                              2008       $11.060      $ 6.787            0
                              2009       $ 6.787      $ 8.372            0
                              2010       $ 8.372      $ 9.380            0
                              2011       $ 9.380      $ 9.325            0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.828            0
                              2007       $ 9.828      $11.069            0
                              2008       $11.069      $ 6.528            0
                              2009       $ 6.528      $ 8.910            0
                              2010       $ 8.910      $11.187            0
                              2011       $11.187      $ 9.740            0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.689      $13.316          538
                              2004       $13.316      $14.385          906
                              2005       $14.385      $14.543        1,062
                              2006       $14.543      $16.584            0
                              2007       $16.584      $15.593        1,397
                              2008       $15.593      $ 9.876        1,387
                              2009       $ 9.876      $12.206        1,376
                              2010       $12.206      $13.909        1,159
                              2011       $13.909      $13.911        1,150
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.183            0
                              2005       $11.183      $11.097            0
                              2006       $11.097      $12.815            0
                              2007       $12.815      $12.984            0
                              2008       $12.984      $ 8.919            0
                              2009       $ 8.919      $11.812            0
                              2010       $11.812      $12.997            0
                              2011       $12.997      $12.996            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.505            0
                              2005       $10.505      $10.369          238
                              2006       $10.369      $11.230            0
                              2007       $11.230      $11.650        1,023
                              2008       $11.650      $ 7.448        1,108
                              2009       $ 7.448      $ 9.437        1,072
                              2010       $ 9.437      $10.284        1,067
                              2011       $10.284      $ 9.893        1,080
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.030      $14.480            0
                              2004       $14.480      $17.500        2,585
                              2005       $17.500      $18.590        1,649
                              2006       $18.590      $21.239        8,473
                              2007       $21.239      $20.246          236
                              2008       $20.246      $13.243          235
                              2009       $13.243      $16.704          232
                              2010       $16.704      $20.918          113
                              2011       $20.918      $19.661          112
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.811      $15.457            0
                              2004       $15.457      $16.827            0
                              2005       $16.827      $17.221            0
                              2006       $17.221      $18.281            0
                              2007       $18.281      $19.858            0
                              2008       $19.858      $11.151            0
                              2009       $11.151      $15.636            0
                              2010       $15.636      $19.489            0
                              2011       $19.489      $18.114            0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.200            0
                              2005       $10.200      $10.202            0
                              2006       $10.202      $10.364            0
                              2007       $10.364      $10.789            0
                              2008       $10.789      $11.336            0
                              2009       $11.336      $11.414            0
                              2010       $11.414      $11.735            0
                              2011       $11.735      $12.113            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.962            0
                              2007       $10.962      $11.973            0
                              2008       $11.973      $ 8.365            0
                              2009       $ 8.365      $10.074            0
                              2010       $10.074      $11.015            0
                              2011       $11.015      $10.440            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.590      $12.615            0
                              2004       $12.615      $13.876        2,893
                              2005       $13.876      $14.983        4,798
                              2006       $14.983      $17.323        8,169
                              2007       $17.323      $17.504        6,938
                              2008       $17.504      $10.750        6,893
                              2009       $10.750      $13.233        6,834
                              2010       $13.233      $14.371        5,895
                              2011       $14.371      $13.889        5,855
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.665      $16.779            0
                              2004       $16.779      $20.436          833
                              2005       $20.436      $25.434          107
                              2006       $25.434      $31.818            0
                              2007       $31.818      $40.013          460
                              2008       $40.013      $18.480          460
                              2009       $18.480      $31.149           10
                              2010       $31.149      $35.771           10
                              2011       $35.771      $29.396           10
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.368      $13.522          924
                              2004       $13.522      $15.652        2,775
                              2005       $15.652      $16.842        1,749
                              2006       $16.842      $19.976        9,112
                              2007       $19.976      $22.521        2,875
                              2008       $22.521      $13.113        2,862
                              2009       $13.113      $17.550        1,877
                              2010       $17.550      $18.580        1,690
                              2011       $18.580      $16.216        1,681
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.573      $12.816            0
                              2004       $12.816      $14.360            0
                              2005       $14.360      $13.593            0
                              2006       $13.593      $14.972            0
                              2007       $14.972      $16.228            0
                              2008       $16.228      $16.832            0
                              2009       $16.832      $19.509            0
                              2010       $19.509      $21.806            0
                              2011       $21.806      $21.112            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.917      $11.671           335
                              2004       $11.671      $12.171           494
                              2005       $12.171      $12.795           867
                              2006       $12.795      $12.824        13,724
                              2007       $12.824      $14.607           856
                              2008       $14.607      $ 7.258           848
                              2009       $ 7.258      $11.742           841
                              2010       $11.742      $13.711           834
                              2011       $13.711      $12.535           827
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.285             0
                              2005       $11.285      $11.475            22
                              2006       $11.475      $13.006             0
                              2007       $13.006      $12.404           302
                              2008       $12.404      $ 7.776           350
                              2009       $ 7.776      $ 9.752           338
                              2010       $ 9.752      $11.019           325
                              2011       $11.019      $10.534           334
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.911             0
                              2005       $10.911      $11.443             0
                              2006       $11.443      $12.581             0
                              2007       $12.581      $12.698             0
                              2008       $12.698      $ 9.588             0
                              2009       $ 9.588      $11.470             0
                              2010       $11.470      $12.549             0
                              2011       $12.549      $12.097             0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.766      $13.279         2,683
                              2004       $13.279      $14.800         3,812
                              2005       $14.800      $15.859         4,924
                              2006       $15.859      $17.963         6,481
                              2007       $17.963      $17.983         5,761
                              2008       $17.983      $11.905         5,746
                              2009       $11.905      $14.430         5,699
                              2010       $14.430      $15.810         5,657
                              2011       $15.810      $15.092         5,625
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.073           606
                              2005       $11.073      $12.017         1,517
                              2006       $12.017      $12.314             0
                              2007       $12.314      $14.140           432
                              2008       $14.140      $ 7.341           429
                              2009       $ 7.341      $11.212           425
                              2010       $11.212      $13.936             0
                              2011       $13.936      $12.336             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.249        4,702
                              2005       $11.249      $12.339        2,835
                              2006       $12.339      $14.545        2,357
                              2007       $14.545      $15.317        2,343
                              2008       $15.317      $ 8.782        2,324
                              2009       $ 8.782      $11.939        2,303
                              2010       $11.939      $14.253        2,286
                              2011       $14.253      $14.049        2,275
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.242            0
                              2005       $11.242      $12.314            0
                              2006       $12.314      $14.507            0
                              2007       $14.507      $15.262        1,106
                              2008       $15.262      $ 8.731        1,106
                              2009       $ 8.731      $11.866            0
                              2010       $11.866      $14.159            0
                              2011       $14.159      $13.942            0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.343            0
                              2005       $10.343      $10.234            0
                              2006       $10.234      $10.927            0
                              2007       $10.927      $11.330          307
                              2008       $11.330      $ 9.125          277
                              2009       $ 9.125      $11.969          260
                              2010       $11.969      $13.128          255
                              2011       $13.128      $13.384          246
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.891            0
                              2005       $10.891      $11.376            0
                              2006       $11.376      $12.738            0
                              2007       $12.738      $13.274            0
                              2008       $13.274      $ 9.247            0
                              2009       $ 9.247      $11.376            0
                              2010       $11.376      $13.224            0
                              2011       $13.224      $12.335            0
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.875            0
                              2005       $10.875      $10.967            0
                              2006       $10.967      $12.561            0
                              2007       $12.561      $12.687            0
                              2008       $12.687      $ 7.877            0
                              2009       $ 7.877      $ 9.146            0
                              2010       $ 9.146      $10.488            0
                              2011       $10.488      $ 9.620            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.123            0
                              2005       $11.123      $11.366            0
                              2006       $11.366      $11.977            0
                              2007       $11.977      $14.184        1,047
                              2008       $14.184      $ 8.554        1,456
                              2009       $ 8.554      $12.159        1,443
                              2010       $12.159      $14.597        1,432
                              2011       $14.597      $12.824        1,423
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.106            0
                              2005       $11.106      $11.739           21
                              2006       $11.739      $12.867            0
                              2007       $12.867      $12.637           21
                              2008       $12.637      $ 7.484           21
                              2009       $ 7.484      $ 9.254           21
                              2010       $ 9.254      $11.336           21
                              2011       $11.336      $10.627           20
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.095      $13.021            0
                              2004       $13.021      $13.962            0
                              2005       $13.962      $14.137            0
                              2006       $14.137      $15.306        4,547
                              2007       $15.306      $15.467            0
                              2008       $15.467      $ 8.516            0
                              2009       $ 8.516      $10.114            0
                              2010       $10.114      $11.129            0
                              2011       $11.129      $10.911            0
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.235            0
                              2004       $12.235      $12.739            0
                              2005       $12.739      $13.047            0
                              2006       $13.047      $13.721        4,997
                              2007       $13.721      $15.255          228
                              2008       $15.255      $ 8.095          315
                              2009       $ 8.095      $11.396          270
                              2010       $11.396      $12.147          275
                              2011       $12.147      $11.701          282

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $12.235      $12.739            0
                              2005       $10.091      $10.085            0
                              2006       $10.085      $10.336            0
                              2007       $10.336      $10.505            0
                              2008       $10.505      $ 6.251            0
                              2009       $ 6.251      $ 6.657            0
                              2010       $ 6.657      $ 7.234            0
                              2011       $ 7.234      $ 7.626            0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.070      $14.154            0
                              2004       $14.154      $16.433            0
                              2005       $16.433      $18.306            0
                              2006       $18.306      $20.984            0
                              2007       $20.984      $21.736            0
                              2008       $21.736      $12.666            0
                              2009       $12.666      $17.237            0
                              2010       $17.237      $19.477            0
                              2011       $19.477      $17.400            0
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.233      $12.069            0
                              2004       $12.069      $12.780            0
                              2005       $12.780      $12.792            0
                              2006       $12.792      $13.397            0
                              2007       $13.397      $14.331          970
                              2008       $14.331      $11.969          842
                              2009       $11.969      $13.840          898
                              2010       $13.840      $15.513          866
                              2011       $15.513      $15.249          864
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.717      $12.885          111
                              2004       $12.885      $13.683        1,121
                              2005       $13.683      $13.631        1,139
                              2006       $13.631      $14.541            0
                              2007       $14.541      $14.133          126
                              2008       $14.133      $ 2.957          125
                              2009       $ 2.957      $ 3.637          124
                              2010       $ 3.637      $ 4.065          123
                              2011       $ 4.065      $ 3.869          121
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.451      $12.562        2,777
                              2004       $12.562      $13.391        2,230
                              2005       $13.391      $13.829        1,907
                              2006       $13.829      $15.500        2,433
                              2007       $15.500      $15.764        1,150
                              2008       $15.764      $ 9.448        1,295
                              2009       $ 9.448      $11.810        1,260
                              2010       $11.810      $13.359        1,228
                              2011       $13.359      $13.006        1,233

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.701      $14.581         2,424
                              2004       $14.581      $16.971           688
                              2005       $16.971      $18.186           559
                              2006       $18.186      $20.365             0
                              2007       $20.365      $19.609           332
                              2008       $19.609      $11.872           330
                              2009       $11.872      $15.870           327
                              2010       $15.870      $19.072           176
                              2011       $19.072      $18.183           174
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.328      $12.321            81
                              2004       $12.321      $14.371           667
                              2005       $14.371      $15.718           664
                              2006       $15.718      $15.765             0
                              2007       $15.765      $16.324           658
                              2008       $16.324      $ 8.096           654
                              2009       $ 8.096      $10.457           650
                              2010       $10.457      $12.987           647
                              2011       $12.987      $12.790           646
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.110           254
                              2010       $12.110      $13.317           251
                              2011       $13.317      $13.256           248
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.669      $12.015           120
                              2004       $12.015      $12.697           119
                              2005       $12.697      $12.896           118
                              2006       $12.896      $14.097        12,506
                              2007       $14.097      $13.897           116
                              2008       $13.897      $ 8.045           115
                              2009       $ 8.045      $ 9.870           114
                              2010       $ 9.870      $10.682           113
                              2011       $10.682      $10.722           112
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.739      $12.362             0
                              2004       $12.362      $13.173             0
                              2005       $13.173      $13.763             0
                              2006       $13.763      $15.170             0
                              2007       $15.170      $15.248             0
                              2008       $15.248      $ 9.929             0
                              2009       $ 9.929      $13.111             0
                              2010       $13.111      $14.685             0
                              2011       $14.685      $14.282             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.221      $11.239          170
                              2004       $11.239      $11.758          681
                              2005       $11.758      $12.999          679
                              2006       $12.999      $13.050        5,083
                              2007       $13.050      $12.667          673
                              2008       $12.667      $10.258          669
                              2009       $10.258      $12.623          666
                              2010       $12.623      $12.632          663
                              2011       $12.632      $12.192          661
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.633      $13.978            0
                              2004       $13.978      $16.600            0
                              2005       $16.600      $17.603            0
                              2006       $17.603      $21.840            0
                              2007       $21.840      $25.579            0
                              2008       $25.579      $17.364            0
                              2009       $17.364      $18.205            0
                              2010       $18.205      $18.105            0
                              2011       $18.105      $16.726            0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.980      $13.429          209
                              2004       $13.429      $14.572          202
                              2005       $14.572      $14.976          191
                              2006       $14.976      $16.954            0
                              2007       $16.954      $15.555          178
                              2008       $15.555      $ 9.312          213
                              2009       $ 9.312      $11.805            0
                              2010       $11.805      $13.187            0
                              2011       $13.187      $12.281            0
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.851      $13.270          205
                              2004       $13.270      $14.325          198
                              2005       $14.325      $14.424          194
                              2006       $14.424      $15.570            0
                              2007       $15.570      $15.629          193
                              2008       $15.629      $11.284          181
                              2009       $11.284      $16.551            0
                              2010       $16.551      $18.433            0
                              2011       $18.433      $18.319            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.344      $10.383           496
                              2004       $10.383      $10.590           512
                              2005       $10.590      $10.587           529
                              2006       $10.587      $10.807             0
                              2007       $10.807      $11.105         1,484
                              2008       $11.105      $ 8.250         1,436
                              2009       $ 8.250      $11.816           789
                              2010       $11.816      $12.679           796
                              2011       $12.679      $13.002           760
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.562      $13.307           113
                              2004       $13.562      $15.100           113
                              2005       $15.100      $16.546           112
                              2006       $16.546      $20.640             0
                              2007       $20.640      $21.841           367
                              2008       $21.841      $11.954           364
                              2009       $11.954      $14.550           361
                              2010       $14.550      $15.635           107
                              2011       $15.635      $12.684           106
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.679      $12.918             0
                              2004       $12.918      $14.211             0
                              2005       $14.211      $15.101             0
                              2006       $15.101      $16.804        10,672
                              2007       $16.804      $15.561             0
                              2008       $15.561      $ 9.186             0
                              2009       $ 9.186      $11.737             0
                              2010       $11.737      $13.058             0
                              2011       $13.058      $12.758             0
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.925      $ 9.797             0
                              2004       $ 9.797      $ 9.631             0
                              2005       $ 9.631      $ 9.644         3,596
                              2006       $ 9.644      $ 9.833             0
                              2007       $ 9.833      $10.061         2,335
                              2008       $10.061      $10.078         1,002
                              2009       $10.078      $ 9.863         1,194
                              2010       $ 9.863      $ 9.636         1,286
                              2011       $ 9.636      $ 9.412         1,289
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.966      $13.420             0
                              2004       $13.420      $14.457             0
                              2005       $14.457      $15.532             0
                              2006       $15.532      $16.468         4,543
                              2007       $16.468      $17.003             0
                              2008       $17.003      $10.171             0
                              2009       $10.171      $13.125             0
                              2010       $13.125      $15.325             0
                              2011       $15.325      $14.207             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.307      $14.491            0
                              2004       $14.491      $16.336            0
                              2005       $16.336      $16.895            0
                              2006       $16.895      $19.143            0
                              2007       $19.143      $17.779          195
                              2008       $17.779      $ 9.591          267
                              2009       $ 9.591      $ 9.022            0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.828      $13.021        2,136
                              2004       $13.021      $13.678          316
                              2005       $13.678      $14.029          314
                              2006       $14.029      $15.251            0
                              2007       $15.251      $14.976          310
                              2008       $14.976      $ 8.987          308
                              2009       $ 8.987      $11.690          306
                              2010       $11.690      $13.286          303
                              2011       $13.286      $12.749          301
 PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.785      $13.485            0
                              2004       $13.485      $15.620            0
                              2005       $15.620      $17.109            0
                              2006       $17.109      $17.621        2,111
                              2007       $17.621      $17.862            0
                              2008       $17.862      $ 9.498            0
                              2009       $ 9.498      $12.871            0
                              2010       $12.871      $14.627            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.566      $12.328            0
                              2004       $12.328      $12.645            0
                              2005       $12.645      $13.054            0
                              2006       $13.054      $13.442            0
                              2007       $13.442      $13.850            0
                              2008       $13.850      $ 8.517            0
                              2009       $ 8.517      $13.632            0
                              2010       $13.632      $16.082            0
                              2011       $16.082      $12.903            0
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.275      $13.795            0
                              2004       $13.795      $14.830          561
                              2005       $14.830      $16.242          633
                              2006       $16.242      $17.577            0
                              2007       $17.577      $18.261           16
                              2008       $18.261      $15.162           15
                              2009       $15.162      $19.266           15
                              2010       $19.266      $20.649           15
                              2011       $20.649      $21.555           15

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $11.013            0
                              2005       $11.013      $12.044            0
                              2006       $12.044      $14.293            0
                              2007       $14.293      $15.322            0
                              2008       $15.322      $10.633            0
                              2009       $10.633      $13.454            0
                              2010       $13.454      $14.985            0
                              2011       $14.985      $15.960            0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.708        3,326
                              2005       $10.708      $12.102        3,956
                              2006       $12.102      $12.304        4,518
                              2007       $12.304      $14.647        4,809
                              2008       $14.647      $ 7.268        5,172
                              2009       $ 7.268      $11.751        5,128
                              2010       $11.751      $14.100        4,415
                              2011       $14.100      $13.385        4,390
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.683            0
                              2005       $10.683      $12.049            0
                              2006       $12.049      $12.216            0
                              2007       $12.216      $14.513        1,042
                              2008       $14.513      $ 7.179        1,042
                              2009       $ 7.179      $11.578            0
                              2010       $11.578      $13.864            0
                              2011       $13.864      $13.129            0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.783            0
                              2007       $ 9.783      $11.713            0
                              2008       $11.713      $ 6.083            0
                              2009       $ 6.083      $ 9.349            0
                              2010       $ 9.349      $12.077            0
                              2011       $12.077      $10.948            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.524          179
                              2004       $13.524      $15.711          442
                              2005       $15.711      $17.321          454
                              2006       $17.321      $18.919            0
                              2007       $18.919      $19.021          772
                              2008       $19.021      $11.064          765
                              2009       $11.064      $15.845          758
                              2010       $15.845      $19.584          752
                              2011       $19.584      $17.460          748
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.366      $14.429           69
                              2004       $14.429      $19.174          576
                              2005       $19.174      $21.864          574
                              2006       $21.864      $29.398        3,742
                              2007       $29.398      $23.747          569
                              2008       $23.747      $14.365          565
                              2009       $14.365      $18.026          562
                              2010       $18.026      $22.802          559
                              2011       $22.802      $23.531          558
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.820            0
                              2005       $ 9.820      $ 9.824            0
                              2006       $ 9.824      $ 9.994            0
                              2007       $ 9.994      $10.194            0
                              2008       $10.194      $10.134            0
                              2009       $10.134      $ 9.906            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003,
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.25


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.210          0
                              2007       $10.210      $11.683          0
                              2008       $11.683      $ 6.532          0
                              2009       $ 6.532      $ 8.633          0
                              2010       $ 8.633      $ 9.848          0
                              2011       $ 9.848      $ 9.340          0
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.401          0
                              2007       $10.401      $11.000          0
                              2008       $11.000      $ 8.031          0
                              2009       $ 8.031      $ 9.711          0
                              2010       $ 9.711      $10.663          0
                              2011       $10.663      $10.359          0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.430          0
                              2007       $10.430      $11.189          0
                              2008       $11.189      $ 7.335          0
                              2009       $ 7.335      $ 9.199          0
                              2010       $ 9.199      $10.261          0
                              2011       $10.261      $ 9.887          0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.439          0
                              2007       $10.439      $11.311          0
                              2008       $11.311      $ 6.823          0
                              2009       $ 6.823      $ 8.732          0
                              2010       $ 8.732      $ 9.872          0
                              2011       $ 9.872      $ 9.359          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.292          0
                              2007       $10.292      $10.634          0
                              2008       $10.634      $ 9.264          0
                              2009       $ 9.264      $10.361          0
                              2010       $10.361      $10.841          0
                              2011       $10.841      $10.724          0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.690          0
                              2007       $ 9.690      $11.561          0
                              2008       $11.561      $ 6.229          0
                              2009       $ 6.229      $ 8.776          0
                              2010       $ 8.776      $10.255          0
                              2011       $10.255      $10.050          0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.761          0
                              2007       $10.761      $11.041          0
                              2008       $11.041      $ 6.769          0
                              2009       $ 6.769      $ 8.340          0
                              2010       $ 8.340      $ 9.335          0
                              2011       $ 9.335      $ 9.271          0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.821          0
                              2007       $ 9.821      $11.050          0
                              2008       $11.050      $ 6.510          0
                              2009       $ 6.510      $ 8.876          0
                              2010       $ 8.876      $11.134          0
                              2011       $11.134      $ 9.684          0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.681      $13.296          0
                              2004       $13.296      $14.349          0
                              2005       $14.349      $14.492          0
                              2006       $14.492      $16.508          0
                              2007       $16.508      $15.506          0
                              2008       $15.506      $ 9.811          0
                              2009       $ 9.811      $12.113          0
                              2010       $12.113      $13.789          0
                              2011       $13.789      $13.777          0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.175          0
                              2005       $11.175      $11.078          0
                              2006       $11.078      $12.780          0
                              2007       $12.780      $12.935          0
                              2008       $12.935      $ 8.877          0
                              2009       $ 8.877      $11.743          0
                              2010       $11.743      $12.909          0
                              2011       $12.909      $12.895          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.503          0
                              2005       $10.503      $10.356          0
                              2006       $10.356      $11.205          0
                              2007       $11.205      $11.611          0
                              2008       $11.611      $ 7.416          0
                              2009       $ 7.416      $ 9.386          0
                              2010       $ 9.386      $10.219          0
                              2011       $10.219      $ 9.820          0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.021      $14.458          0
                              2004       $14.458      $17.455          0
                              2005       $17.455      $18.524          0
                              2006       $18.524      $21.142          0
                              2007       $21.142      $20.132          0
                              2008       $20.132      $13.156          0
                              2009       $13.156      $16.577          0
                              2010       $16.577      $20.737          0
                              2011       $20.737      $19.471          0
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.801      $15.433          0
                              2004       $15.433      $16.784          0
                              2005       $16.784      $17.160          0
                              2006       $17.160      $18.198          0
                              2007       $18.198      $19.747          0
                              2008       $19.747      $11.078          0
                              2009       $11.078      $15.517          0
                              2010       $15.517      $19.320          0
                              2011       $19.320      $17.939          0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.193          0
                              2005       $10.193      $10.184          0
                              2006       $10.184      $10.336          0
                              2007       $10.336      $10.748          0
                              2008       $10.748      $11.282          0
                              2009       $11.282      $11.347          0
                              2010       $11.347      $11.656          0
                              2011       $11.656      $12.018          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.955          0
                              2007       $10.955      $11.952          0
                              2008       $11.952      $ 8.342          0
                              2009       $ 8.342      $10.036          0
                              2010       $10.036      $10.963          0
                              2011       $10.963      $10.379          0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.581      $12.596          0
                              2004       $12.596      $13.841          0
                              2005       $13.841      $14.929          0
                              2006       $14.929      $17.243          0
                              2007       $17.243      $17.406          0
                              2008       $17.406      $10.679          0
                              2009       $10.679      $13.132          0
                              2010       $13.132      $14.247          0
                              2011       $14.247      $13.755          0
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.655      $16.754          0
                              2004       $16.754      $20.384          0
                              2005       $20.384      $25.344          0
                              2006       $25.344      $31.673          0
                              2007       $31.673      $39.789          0
                              2008       $39.789      $18.358          0
                              2009       $18.358      $30.911          0
                              2010       $30.911      $35.462          0
                              2011       $35.462      $29.112          0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.359      $13.501          0
                              2004       $13.501      $15.612          0
                              2005       $15.612      $16.782          0
                              2006       $16.782      $19.885          0
                              2007       $19.885      $22.395          0
                              2008       $22.395      $13.026          0
                              2009       $13.026      $17.416          0
                              2010       $17.416      $18.420          0
                              2011       $18.420      $16.060          0
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.563      $12.796          0
                              2004       $12.796      $14.324          0
                              2005       $14.324      $13.545          0
                              2006       $13.545      $14.903          0
                              2007       $14.903      $16.137          0
                              2008       $16.137      $16.721          0
                              2009       $16.721      $19.360          0
                              2010       $19.360      $21.617          0
                              2011       $21.617      $20.908          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.909      $11.654          0
                              2004       $11.654      $12.140          0
                              2005       $12.140      $12.749          0
                              2006       $12.749      $12.765          0
                              2007       $12.765      $14.525          0
                              2008       $14.525      $ 7.210          0
                              2009       $ 7.210      $11.652          0
                              2010       $11.652      $13.592          0
                              2011       $13.592      $12.414          0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.278          0
                              2005       $11.278      $11.456          0
                              2006       $11.456      $12.970          0
                              2007       $12.970      $12.357          0
                              2008       $12.357      $ 7.739          0
                              2009       $ 7.739      $ 9.695          0
                              2010       $ 9.695      $10.944          0
                              2011       $10.944      $10.452          0
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.903          0
                              2005       $10.903      $11.423          0
                              2006       $11.423      $12.547          0
                              2007       $12.547      $12.650          0
                              2008       $12.650      $ 9.542          0
                              2009       $ 9.542      $11.403          0
                              2010       $11.403      $12.464          0
                              2011       $12.464      $12.002          0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.757      $13.259          0
                              2004       $13.259      $14.762          0
                              2005       $14.762      $15.803          0
                              2006       $15.803      $17.881          0
                              2007       $17.881      $17.883          0
                              2008       $17.883      $11.826          0
                              2009       $11.826      $14.319          0
                              2010       $14.319      $15.673          0
                              2011       $15.673      $14.946          0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.066          0
                              2005       $11.066      $11.996          0
                              2006       $11.996      $12.280          0
                              2007       $12.280      $14.087          0
                              2008       $14.087      $ 7.306          0
                              2009       $ 7.306      $11.147          0
                              2010       $11.147      $13.841          0
                              2011       $13.841      $12.240          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.241          0
                              2005       $11.241      $12.318          0
                              2006       $12.318      $14.505          0
                              2007       $14.505      $15.260          0
                              2008       $15.260      $ 8.740          0
                              2009       $ 8.740      $11.870          0
                              2010       $11.870      $14.156          0
                              2011       $14.156      $13.939          0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.234          0
                              2005       $11.234      $12.293          0
                              2006       $12.293      $14.467          0
                              2007       $14.467      $15.205          0
                              2008       $15.205      $ 8.689          0
                              2009       $ 8.689      $11.797          0
                              2010       $11.797      $14.062          0
                              2011       $14.062      $13.833          0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.340          0
                              2005       $10.340      $10.221          0
                              2006       $10.221      $10.902          0
                              2007       $10.902      $11.293          0
                              2008       $11.293      $ 9.085          0
                              2009       $ 9.085      $11.905          0
                              2010       $11.905      $13.045          0
                              2011       $13.045      $13.285          0
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.888          0
                              2005       $10.888      $11.362          0
                              2006       $11.362      $12.709          0
                              2007       $12.709      $13.230          0
                              2008       $13.230      $ 9.206          0
                              2009       $ 9.206      $11.315          0
                              2010       $11.315      $13.139          0
                              2011       $13.139      $12.244          0
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.873          0
                              2005       $10.873      $10.953          0
                              2006       $10.953      $12.532          0
                              2007       $12.532      $12.645          0
                              2008       $12.645      $ 7.843          0
                              2009       $ 7.843      $ 9.097          0
                              2010       $ 9.097      $10.421          0
                              2011       $10.421      $ 9.549          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.120          0
                              2005       $11.120      $11.351          0
                              2006       $11.351      $11.949          0
                              2007       $11.949      $14.137          0
                              2008       $14.137      $ 8.517          0
                              2009       $ 8.517      $12.094          0
                              2010       $12.094      $14.504          0
                              2011       $14.504      $12.729          0
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.103          0
                              2005       $11.103      $11.724          0
                              2006       $11.724      $12.838          0
                              2007       $12.838      $12.595          0
                              2008       $12.595      $ 7.452          0
                              2009       $ 7.452      $ 9.205          0
                              2010       $ 9.205      $11.264          0
                              2011       $11.264      $10.549          0
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.085      $13.001          0
                              2004       $13.001      $13.926          0
                              2005       $13.926      $14.086          0
                              2006       $14.086      $15.236          0
                              2007       $15.236      $15.380          0
                              2008       $15.380      $ 8.460          0
                              2009       $ 8.460      $10.036          0
                              2010       $10.036      $11.033          0
                              2011       $11.033      $10.806          0
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.227          0
                              2004       $12.227      $12.718          0
                              2005       $12.718      $13.011          0
                              2006       $13.011      $13.670          0
                              2007       $13.670      $15.183          0
                              2008       $15.183      $ 8.048          0
                              2009       $ 8.048      $11.319          0
                              2010       $11.319      $12.052          0
                              2011       $12.052      $11.597          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.088          0
                              2005       $10.088      $10.073          0
                              2006       $10.073      $10.312          0
                              2007       $10.312      $10.471          0
                              2008       $10.471      $ 6.223          0
                              2009       $ 6.223      $ 6.621          0
                              2010       $ 6.621      $ 7.188          0
                              2011       $ 7.188      $ 7.569          0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.062      $14.133          0
                              2004       $14.133      $16.391          0
                              2005       $16.391      $18.241          0
                              2006       $18.241      $20.888          0
                              2007       $20.888      $21.614          0
                              2008       $21.614      $12.582          0
                              2009       $12.582      $17.105          0
                              2010       $17.105      $19.309          0
                              2011       $19.309      $17.232          0
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.224      $12.050          0
                              2004       $12.050      $12.748          0
                              2005       $12.748      $12.746          0
                              2006       $12.746      $13.336          0
                              2007       $13.336      $14.251          0
                              2008       $14.251      $11.889          0
                              2009       $11.889      $13.735          0
                              2010       $13.735      $15.379          0
                              2011       $15.379      $15.102          0
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.708      $12.866          0
                              2004       $12.866      $13.648          0
                              2005       $13.648      $13.583          0
                              2006       $13.583      $14.475          0
                              2007       $14.475      $14.054          0
                              2008       $14.054      $ 2.937          0
                              2009       $ 2.937      $ 3.610          0
                              2010       $ 3.610      $ 4.030          0
                              2011       $ 4.030      $ 3.831          0
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.442      $12.544          0
                              2004       $12.544      $13.357          0
                              2005       $13.357      $13.780          0
                              2006       $13.780      $15.429          0
                              2007       $15.429      $15.676          0
                              2008       $15.676      $ 9.386          0
                              2009       $ 9.386      $11.720          0
                              2010       $11.720      $13.244          0
                              2011       $13.244      $12.881          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.692      $14.559          0
                              2004       $14.559      $16.928          0
                              2005       $16.928      $18.121          0
                              2006       $18.121      $20.272          0
                              2007       $20.272      $19.499          0
                              2008       $19.499      $11.793          0
                              2009       $11.793      $15.749          0
                              2010       $15.749      $18.907          0
                              2011       $18.907      $18.007          0
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.319      $12.302          0
                              2004       $12.302      $14.334          0
                              2005       $14.334      $15.662          0
                              2006       $15.662      $15.693          0
                              2007       $15.693      $16.232          0
                              2008       $16.232      $ 8.042          0
                              2009       $ 8.042      $10.377          0
                              2010       $10.377      $12.874          0
                              2011       $12.874      $12.666          0
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.017          0
                              2010       $12.017      $13.202          0
                              2011       $13.202      $13.128          0
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.660      $11.997          0
                              2004       $11.997      $12.665          0
                              2005       $12.665      $12.851          0
                              2006       $12.851      $14.033          0
                              2007       $14.033      $13.819          0
                              2008       $13.819      $ 7.991          0
                              2009       $ 7.991      $ 9.794          0
                              2010       $ 9.794      $10.590          0
                              2011       $10.590      $10.618          0
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.730      $12.344          0
                              2004       $12.344      $13.139          0
                              2005       $13.139      $13.714          0
                              2006       $13.714      $15.100          0
                              2007       $15.100      $15.163          0
                              2008       $15.163      $ 9.863          0
                              2009       $ 9.863      $13.011          0
                              2010       $13.011      $14.558          0
                              2011       $14.558      $14.144          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.213      $11.222          0
                              2004       $11.222      $11.728          0
                              2005       $11.728      $12.953          0
                              2006       $12.953      $12.991          0
                              2007       $12.991      $12.596          0
                              2008       $12.596      $10.190          0
                              2009       $10.190      $12.527          0
                              2010       $12.527      $12.523          0
                              2011       $12.523      $12.074          0
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.623      $13.957          0
                              2004       $13.957      $16.558          0
                              2005       $16.558      $17.540          0
                              2006       $17.540      $21.740          0
                              2007       $21.740      $25.436          0
                              2008       $25.436      $17.249          0
                              2009       $17.249      $18.066          0
                              2010       $18.066      $17.948          0
                              2011       $17.948      $16.564          0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.971      $13.408          0
                              2004       $13.408      $14.535          0
                              2005       $14.535      $14.923          0
                              2006       $14.923      $16.876          0
                              2007       $16.876      $15.468          0
                              2008       $15.468      $ 9.250          0
                              2009       $ 9.250      $11.715          0
                              2010       $11.715      $13.073          0
                              2011       $13.073      $12.163          0
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.841      $13.249          0
                              2004       $13.249      $14.289          0
                              2005       $14.289      $14.373          0
                              2006       $14.373      $15.499          0
                              2007       $15.499      $15.541          0
                              2008       $15.541      $11.209          0
                              2009       $11.209      $16.424          0
                              2010       $16.424      $18.274          0
                              2011       $18.274      $18.142          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.335      $10.368          0
                              2004       $10.368      $10.563          0
                              2005       $10.563      $10.549          0
                              2006       $10.549      $10.758          0
                              2007       $10.758      $11.042          0
                              2008       $11.042      $ 8.195          0
                              2009       $ 8.195      $11.726          0
                              2010       $11.726      $12.569          0
                              2011       $12.569      $12.876          0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.554      $13.286          0
                              2004       $13.286      $15.062          0
                              2005       $15.062      $16.488          0
                              2006       $16.488      $20.546          0
                              2007       $20.546      $21.719          0
                              2008       $21.719      $11.875          0
                              2009       $11.875      $14.439          0
                              2010       $14.439      $15.500          0
                              2011       $15.500      $12.561          0
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.670      $12.898          0
                              2004       $12.898      $14.175          0
                              2005       $14.175      $15.048          0
                              2006       $15.048      $16.727          0
                              2007       $16.727      $15.474          0
                              2008       $15.474      $ 9.126          0
                              2009       $ 9.126      $11.647          0
                              2010       $11.647      $12.945          0
                              2011       $12.945      $12.635          0
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.917      $ 9.782          0
                              2004       $ 9.782      $ 9.606          0
                              2005       $ 9.606      $ 9.610          0
                              2006       $ 9.610      $ 9.788          0
                              2007       $ 9.788      $10.005          0
                              2008       $10.005      $10.011          0
                              2009       $10.011      $ 9.787          0
                              2010       $ 9.787      $ 9.552          0
                              2011       $ 9.552      $ 9.321          0
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.957      $13.399          0
                              2004       $13.399      $14.420          0
                              2005       $14.420      $15.477          0
                              2006       $15.477      $16.392          0
                              2007       $16.392      $16.908          0
                              2008       $16.908      $10.104          0
                              2009       $10.104      $13.025          0
                              2010       $13.025      $15.193          0
                              2011       $15.193      $14.069          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.298      $14.469          0
                              2004       $14.298      $16.294          0
                              2005       $16.294      $16.835          0
                              2006       $16.835      $19.056          0
                              2007       $19.056      $17.679          0
                              2008       $17.679      $ 9.528          0
                              2009       $ 9.528      $ 8.961          0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.819      $13.002          0
                              2004       $13.002      $13.644          0
                              2005       $13.644      $13.979          0
                              2006       $13.979      $15.182          0
                              2007       $15.182      $14.892          0
                              2008       $14.892      $ 8.928          0
                              2009       $ 8.928      $11.601          0
                              2010       $11.601      $13.171          0
                              2011       $13.171      $12.626          0
 PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.776      $13.465          0
                              2004       $13.465      $15.580          0
                              2005       $15.580      $17.048          0
                              2006       $17.048      $17.540          0
                              2007       $17.540      $17.762          0
                              2008       $17.762      $ 9.436          0
                              2009       $ 9.436      $12.772          0
                              2010       $12.772      $14.504          0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.557      $12.309          0
                              2004       $12.309      $12.613          0
                              2005       $12.613      $13.007          0
                              2006       $13.007      $13.380          0
                              2007       $13.380      $13.773          0
                              2008       $13.773      $ 8.460          0
                              2009       $ 8.460      $13.528          0
                              2010       $13.528      $15.943          0
                              2011       $15.943      $12.778          0
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.265      $13.774          0
                              2004       $13.774      $14.793          0
                              2005       $14.793      $16.184          0
                              2006       $16.184      $17.496          0
                              2007       $17.496      $18.159          0
                              2008       $18.159      $15.062          0
                              2009       $15.062      $19.119          0
                              2010       $19.119      $20.470          0
                              2011       $20.470      $21.347          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $11.002          0
                              2005       $11.002      $12.020          0
                              2006       $12.020      $14.250          0
                              2007       $14.250      $15.260          0
                              2008       $15.260      $10.579          0
                              2009       $10.579      $13.372          0
                              2010       $13.372      $14.878          0
                              2011       $14.878      $15.830          0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.701          0
                              2005       $10.701      $12.081          0
                              2006       $12.081      $12.271          0
                              2007       $12.271      $14.592          0
                              2008       $14.592      $ 7.233          0
                              2009       $ 7.233      $11.683          0
                              2010       $11.683      $14.004          0
                              2011       $14.004      $13.281          0
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.676          0
                              2005       $10.676      $12.028          0
                              2006       $12.028      $12.183          0
                              2007       $12.183      $14.459          0
                              2008       $14.459      $ 7.145          0
                              2009       $ 7.145      $11.511          0
                              2010       $11.511      $13.770          0
                              2011       $13.770      $13.026          0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.776          0
                              2007       $ 9.776      $11.692          0
                              2008       $11.692      $ 6.066          0
                              2009       $ 6.066      $ 9.314          0
                              2010       $ 9.314      $12.019          0
                              2011       $12.019      $10.885          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.515          0
                              2004       $13.515      $15.684          0
                              2005       $15.684      $17.274          0
                              2006       $17.274      $18.848          0
                              2007       $18.848      $18.930          0
                              2008       $18.930      $11.000          0
                              2009       $11.000      $15.737          0
                              2010       $15.737      $19.431          0
                              2011       $19.431      $17.306          0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.357      $14.407          0
                              2004       $14.407      $19.125          0
                              2005       $19.125      $21.786          0
                              2006       $21.786      $29.263          0
                              2007       $29.263      $23.614          0
                              2008       $23.614      $14.270          0
                              2009       $14.270      $17.888          0
                              2010       $17.888      $22.605          0
                              2011       $22.605      $23.303          0
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.810          0
                              2005       $ 9.810      $ 9.803          0
                              2006       $ 9.803      $ 9.964          0
                              2007       $ 9.964      $10.152          0
                              2008       $10.152      $10.082          0
                              2009       $10.082      $ 9.845          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION
          (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.65


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.252         1,376
                              2007       $10.252      $11.804         5,607
                              2008       $11.804      $ 6.640        15,169
                              2009       $ 6.640      $ 8.830        13,111
                              2010       $ 8.830      $10.134        12,166
                              2011       $10.134      $ 9.671         4,157
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.444             0
                              2007       $10.444      $11.114             0
                              2008       $11.114      $ 8.164             0
                              2009       $ 8.164      $ 9.933             0
                              2010       $ 9.933      $10.974        13,637
                              2011       $10.974      $10.726        45,793
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.473             0
                              2007       $10.473      $11.304             0
                              2008       $11.304      $ 7.456             0
                              2009       $ 7.456      $ 9.409             0
                              2010       $ 9.409      $10.559             0
                              2011       $10.559      $10.237             0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.482             0
                              2007       $10.482      $11.428             0
                              2008       $11.428      $ 6.936             0
                              2009       $ 6.936      $ 8.931             0
                              2010       $ 8.931      $10.160        35,024
                              2011       $10.160      $ 9.691             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.335             0
                              2007       $10.335      $10.743             0
                              2008       $10.743      $ 9.417             0
                              2009       $ 9.417      $10.597         2,710
                              2010       $10.597      $11.157         2,610
                              2011       $11.157      $11.104         2,516
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.729             0
                              2007       $ 9.729      $11.680           591
                              2008       $11.680      $ 6.332           718
                              2009       $ 6.332      $ 8.976             0
                              2010       $ 8.976      $10.553             0
                              2011       $10.553      $10.406             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.805           489
                              2007       $10.805      $11.155           499
                              2008       $11.155      $ 6.881           530
                              2009       $ 6.881      $ 8.531         2,074
                              2010       $ 8.531      $ 9.607         2,076
                              2011       $ 9.607      $ 9.599         1,487
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.862           535
                              2007       $ 9.862      $11.164         1,925
                              2008       $11.164      $ 6.618         8,843
                              2009       $ 6.618      $ 9.079         5,191
                              2010       $ 9.079      $11.458         4,646
                              2011       $11.458      $10.027         4,086
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.847         3,122
                              2003       $10.847      $13.384        49,341
                              2004       $13.384      $14.532        45,079
                              2005       $14.532      $14.767        41,706
                              2006       $14.767      $16.925        27,891
                              2007       $16.925      $15.996        24,754
                              2008       $15.996      $10.183        16,347
                              2009       $10.183      $12.650        18,150
                              2010       $12.650      $14.489        15,456
                              2011       $14.489      $14.565        13,758

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.221        13,789
                              2005       $11.221      $11.192        86,897
                              2006       $11.192      $12.991       125,455
                              2007       $12.991      $13.229       121,431
                              2008       $13.229      $ 9.135        95,730
                              2009       $ 9.135      $12.158        81,211
                              2010       $12.158      $13.447        55,348
                              2011       $13.447      $13.515        36,438
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.519         3,104
                              2005       $10.519      $10.435        47,589
                              2006       $10.435      $11.360        51,871
                              2007       $11.360      $11.844        53,666
                              2008       $11.844      $ 7.612        46,806
                              2009       $ 7.612      $ 9.693        39,086
                              2010       $ 9.693      $10.618        34,275
                              2011       $10.618      $10.266        21,233
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.222         1,646
                              2003       $11.222      $14.554        31,656
                              2004       $14.554      $17.679        27,979
                              2005       $17.679      $18.876        38,111
                              2006       $18.876      $21.676        33,863
                              2007       $21.676      $20.769        20,633
                              2008       $20.769      $13.655        17,473
                              2009       $13.655      $17.312        13,450
                              2010       $17.312      $21.790        10,217
                              2011       $21.790      $20.585         7,578
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.531           645
                              2003       $11.531      $15.535         9,235
                              2004       $15.535      $16.999        10,788
                              2005       $16.999      $17.486         9,707
                              2006       $17.486      $18.658         7,710
                              2007       $18.658      $20.371         3,602
                              2008       $20.371      $11.498         2,530
                              2009       $11.498      $16.205         2,333
                              2010       $16.205      $20.301         2,083
                              2011       $20.301      $18.966         2,012
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.235         3,966
                              2005       $10.235      $10.289        11,756
                              2006       $10.289      $10.506        18,941
                              2007       $10.506      $10.993        17,285
                              2008       $10.993      $11.610        20,898
                              2009       $11.610      $11.749        28,195
                              2010       $11.749      $12.142        26,212
                              2011       $12.142      $12.596        20,931

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $11.000        11,811
                              2007       $11.000      $12.076         2,807
                              2008       $12.076      $ 8.480         7,504
                              2009       $ 8.480      $10.265         8,171
                              2010       $10.265      $11.282         8,084
                              2011       $11.282      $10.747         7,227
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.321         3,185
                              2003       $10.321      $12.679       112,715
                              2004       $12.679      $14.018        94,649
                              2005       $14.018      $15.213       111,583
                              2006       $15.213      $17.679        90,584
                              2007       $17.679      $17.956        68,660
                              2008       $17.956      $11.085        46,058
                              2009       $11.085      $13.715        36,768
                              2010       $13.715      $14.970        31,348
                              2011       $14.970      $14.542        22,873
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.229             0
                              2003       $11.229      $16.864         1,230
                              2004       $16.864      $20.645         6,257
                              2005       $20.645      $25.825        10,587
                              2006       $25.825      $32.472        14,249
                              2007       $32.472      $41.046         6,309
                              2008       $41.046      $19.055         5,330
                              2009       $19.055      $32.282         4,804
                              2010       $32.282      $37.261         3,873
                              2011       $37.261      $30.777         2,291
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.472           379
                              2003       $10.472      $13.591        39,683
                              2004       $13.591      $15.812        52,040
                              2005       $15.812      $17.101        78,581
                              2006       $17.101      $20.387        65,429
                              2007       $20.387      $23.103        56,707
                              2008       $23.103      $13.521        43,326
                              2009       $13.521      $18.188        40,318
                              2010       $18.188      $19.355        32,068
                              2011       $19.355      $16.978        23,823
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.718             0
                              2003       $10.718      $12.881        18,254
                              2004       $12.881      $14.507        17,915
                              2005       $14.507      $13.803        12,172
                              2006       $13.803      $15.280         7,151
                              2007       $15.280      $16.647         6,266
                              2008       $16.647      $17.355         2,476
                              2009       $17.355      $20.219         1,258
                              2010       $20.219      $22.715           804
                              2011       $22.715      $22.103           803

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.407           327
                              2003       $ 9.407      $11.731        18,129
                              2004       $11.731      $12.295        35,057
                              2005       $12.295      $12.992        23,352
                              2006       $12.992      $13.088        17,013
                              2007       $13.088      $14.984        15,325
                              2008       $14.984      $ 7.484         8,587
                              2009       $ 7.484      $12.169         8,168
                              2010       $12.169      $14.282         6,215
                              2011       $14.282      $13.124         3,783
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.324         6,474
                              2005       $11.324      $11.573        45,332
                              2006       $11.573      $13.184        67,014
                              2007       $13.184      $12.638        67,604
                              2008       $12.638      $ 7.964        46,758
                              2009       $ 7.964      $10.038        43,217
                              2010       $10.038      $11.400        35,257
                              2011       $11.400      $10.955        26,739
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.948             0
                              2005       $10.948      $11.540         8,590
                              2006       $11.540      $12.753        10,855
                              2007       $12.753      $12.938        11,699
                              2008       $12.938      $ 9.820         8,534
                              2009       $ 9.820      $11.807         7,744
                              2010       $11.807      $12.984         7,134
                              2011       $12.984      $12.580         5,693
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.649             0
                              2003       $10.649      $13.347        66,674
                              2004       $13.347      $14.951        89,875
                              2005       $14.951      $16.103        87,198
                              2006       $16.103      $18.333        55,643
                              2007       $18.333      $18.448        45,968
                              2008       $18.448      $12.275        35,871
                              2009       $12.275      $14.954        32,669
                              2010       $14.954      $16.469        23,110
                              2011       $16.469      $15.801        20,491

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.111         1,623
                              2005       $11.111      $12.119         8,801
                              2006       $12.119      $12.482         1,305
                              2007       $12.482      $14.408           295
                              2008       $14.408      $ 7.519         1,939
                              2009       $ 7.519      $11.541         1,722
                              2010       $11.541      $14.419         1,575
                              2011       $14.419      $12.829         1,242
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.287        24,180
                              2005       $11.287      $12.444        20,008
                              2006       $12.444      $14.744        12,817
                              2007       $14.744      $15.607         7,743
                              2008       $15.607      $ 8.994         6,538
                              2009       $ 8.994      $12.290         3,559
                              2010       $12.290      $14.747         2,716
                              2011       $14.747      $14.610         2,211
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.281           835
                              2005       $11.281      $12.419         4,441
                              2006       $12.419      $14.705         7,945
                              2007       $14.705      $15.551         8,853
                              2008       $15.551      $ 8.942         8,866
                              2009       $ 8.942      $12.214         6,846
                              2010       $12.214      $14.649         6,224
                              2011       $14.649      $14.499         1,657
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.356             0
                              2005       $10.356      $10.299        29,717
                              2006       $10.299      $11.053        30,855
                              2007       $11.053      $11.520        31,238
                              2008       $11.520      $ 9.325        28,907
                              2009       $ 9.325      $12.294        31,465
                              2010       $12.294      $13.554        23,815
                              2011       $13.554      $13.888        14,552
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.905         4,326
                              2005       $10.905      $11.449        19,149
                              2006       $11.449      $12.884        20,946
                              2007       $12.884      $13.496        20,835
                              2008       $13.496      $ 9.449        11,380
                              2009       $ 9.449      $11.685        11,830
                              2010       $11.685      $13.652        10,864
                              2011       $13.652      $12.800         7,217

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.889         2,298
                              2005       $10.889      $11.036        43,592
                              2006       $11.036      $12.705        76,411
                              2007       $12.705      $12.899        63,243
                              2008       $12.899      $ 8.050        36,781
                              2009       $ 8.050      $ 9.395        33,008
                              2010       $ 9.395      $10.828        25,931
                              2011       $10.828      $ 9.983        18,794
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.137           759
                              2005       $11.137      $11.438        11,227
                              2006       $11.438      $12.115        18,878
                              2007       $12.115      $14.421        18,745
                              2008       $14.421      $ 8.742        16,848
                              2009       $ 8.742      $12.490        13,417
                              2010       $12.490      $15.071        13,409
                              2011       $15.071      $13.307         5,114
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.120         3,885
                              2005       $11.120      $11.814        40,893
                              2006       $11.814      $13.015        33,262
                              2007       $13.015      $12.849        28,899
                              2008       $12.849      $ 7.648        28,277
                              2009       $ 7.648      $ 9.506        23,988
                              2010       $ 9.506      $11.704        18,000
                              2011       $11.704      $11.028        15,069
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.693             0
                              2003       $10.693      $13.087        21,150
                              2004       $13.087      $10.104         1,419
                              2005       $14.105      $14.354        30,046
                              2006       $14.354      $15.621        27,216
                              2007       $15.621      $15.866        22,528
                              2008       $15.866      $ 8.781        15,277
                              2009       $ 8.781      $10.481        15,035
                              2010       $10.481      $11.593        13,732
                              2011       $11.593      $11.424        12,893
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.277           595
                              2004       $12.277      $12.848        10,053
                              2005       $12.848      $13.226        36,814
                              2006       $13.226      $13.980        52,497
                              2007       $13.980      $15.623        39,510
                              2008       $15.623      $ 8.333        36,053
                              2009       $ 8.333      $11.791        32,863
                              2010       $11.791      $12.633        20,019
                              2011       $12.633      $12.230        12,078

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.104         1,419
                              2005       $10.104      $10.150        13,954
                              2006       $10.150      $10.455        17,661
                              2007       $10.455      $10.681        25,464
                              2008       $10.681      $ 6.388        30,775
                              2009       $ 6.388      $ 6.838        48,655
                              2010       $ 6.838      $ 7.469        28,983
                              2011       $ 7.469      $ 7.913        24,707
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.145         1,829
                              2003       $10.145      $14.227        28,051
                              2004       $14.227      $16.601        29,108
                              2005       $16.601      $18.588        24,577
                              2006       $18.588      $21.415        24,005
                              2007       $21.415      $22.297        15,545
                              2008       $22.297      $13.059        10,525
                              2009       $13.059      $17.864         8,806
                              2010       $17.864      $20.289         8,140
                              2011       $20.289      $18.218         7,183
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.548         1,210
                              2003       $10.548      $12.130        76,396
                              2004       $12.130      $12.911        76,286
                              2005       $12.911      $12.989       112,337
                              2006       $12.989      $13.673        93,029
                              2007       $13.673      $14.702        79,147
                              2008       $14.702      $12.341        56,058
                              2009       $12.341      $14.344        48,295
                              2010       $14.344      $16.160        42,843
                              2011       $16.160      $15.966        31,465
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.658           476
                              2003       $10.658      $12.951        35,410
                              2004       $12.951      $13.823        27,583
                              2005       $13.823      $13.841        29,813
                              2006       $13.841      $14.841        18,262
                              2007       $14.841      $14.498        12,128
                              2008       $14.498      $ 3.049        11,583
                              2009       $ 3.049      $ 3.770        15,942
                              2010       $ 3.770      $ 4.235        15,656
                              2011       $ 4.235      $ 4.051         7,039

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.174         1,301
                              2003       $10.174      $12.627        71,489
                              2004       $12.627      $13.528        64,704
                              2005       $13.528      $14.042        80,045
                              2006       $14.042      $15.819        65,180
                              2007       $15.819      $16.171        54,979
                              2008       $16.171      $ 9.742        51,757
                              2009       $ 9.742      $12.240        48,534
                              2010       $12.240      $13.916        38,826
                              2011       $13.916      $13.618        32,650
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.350           111
                              2003       $10.350      $14.655        10,718
                              2004       $14.655      $17.145        20,508
                              2005       $17.145      $18.465        28,931
                              2006       $18.465      $20.784        18,713
                              2007       $20.784      $20.115        14,173
                              2008       $20.115      $12.241        13,588
                              2009       $12.241      $16.447        11,912
                              2010       $16.447      $19.867        10,102
                              2011       $19.867      $19.037         7,229
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.057             0
                              2003       $10.057      $12.384         3,775
                              2004       $12.384      $14.518        12,868
                              2005       $14.518      $15.959        10,815
                              2006       $15.959      $16.090         7,610
                              2007       $16.090      $16.745         6,423
                              2008       $16.745      $ 8.348         5,953
                              2009       $ 8.348      $10.838         4,823
                              2010       $10.838      $13.528         3,490
                              2011       $13.528      $13.391         3,254
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.550        11,871
                              2010       $12.550      $13.872        10,216
                              2011       $13.872      $13.879         8,664
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.511         3,032
                              2003       $10.511      $12.076        82,777
                              2004       $12.076      $12.827        55,943
                              2005       $12.827      $13.095        48,408
                              2006       $13.095      $14.387        31,498
                              2007       $14.387      $14.256        27,058
                              2008       $14.256      $ 8.295        19,531
                              2009       $ 8.295      $10.229        13,971
                              2010       $10.229      $11.128        13,109
                              2011       $11.128      $11.226        11,454

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.384             0
                              2003       $10.384      $12.425        19,761
                              2004       $12.425      $13.308        20,052
                              2005       $13.308      $13.975        18,237
                              2006       $13.975      $15.482        13,889
                              2007       $15.482      $15.642        10,518
                              2008       $15.642      $10.238         7,766
                              2009       $10.238      $13.587         6,316
                              2010       $13.587      $15.297         5,197
                              2011       $15.297      $14.953         5,213
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.720             0
                              2003       $ 9.720      $11.296         6,096
                              2004       $11.296      $11.878         5,595
                              2005       $11.878      $13.199         6,079
                              2006       $13.199      $13.319         3,407
                              2007       $13.319      $12.994         1,381
                              2008       $12.994      $10.577         1,239
                              2009       $10.577      $13.082           363
                              2010       $13.082      $13.159           361
                              2011       $13.159      $12.765           359
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.466             0
                              2003       $11.466      $14.049         6,333
                              2004       $14.049      $16.770         6,231
                              2005       $16.770      $17.874         6,768
                              2006       $17.874      $22.289         4,360
                              2007       $22.289      $26.240         3,658
                              2008       $26.240      $17.903         1,012
                              2009       $17.903      $18.867         1,076
                              2010       $18.867      $18.859         1,114
                              2011       $18.859      $17.512         1,114
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.794         2,435
                              2003       $10.794      $13.497        40,400
                              2004       $13.497      $14.721        38,099
                              2005       $14.721      $15.207        40,730
                              2006       $15.207      $17.303        35,665
                              2007       $17.303      $15.957        25,941
                              2008       $15.957      $ 9.602        20,623
                              2009       $ 9.602      $12.235        20,179
                              2010       $12.235      $13.737        15,314
                              2011       $13.737      $12.859        13,499

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.737           262
                              2003       $10.737      $13.337        64,728
                              2004       $13.337      $14.472        31,796
                              2005       $14.472      $14.646        43,204
                              2006       $14.646      $15.891        20,149
                              2007       $15.891      $16.032        19,494
                              2008       $16.032      $11.635        15,098
                              2009       $11.635      $17.152        11,489
                              2010       $17.152      $19.201         4,637
                              2011       $19.201      $19.179         3,867
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.182         3,023
                              2003       $10.182      $10.436       125,589
                              2004       $10.436      $10.699        91,959
                              2005       $10.699      $10.750        82,720
                              2006       $10.750      $11.030        54,703
                              2007       $11.030      $11.391        40,910
                              2008       $11.391      $ 8.506        30,370
                              2009       $ 8.506      $12.246        18,613
                              2010       $12.246      $13.207        20,736
                              2011       $13.207      $13.613        15,258
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.601         1,010
                              2003       $10.601      $13.374        19,443
                              2004       $13.374      $15.254        20,930
                              2005       $15.254      $16.801        36,963
                              2006       $16.801      $21.065        33,451
                              2007       $21.065      $22.405        23,641
                              2008       $22.405      $12.326        21,782
                              2009       $12.326      $15.080        19,058
                              2010       $15.080      $16.287        13,578
                              2011       $16.287      $13.280        12,660
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.404         2,066
                              2003       $10.404      $12.984        24,417
                              2004       $12.984      $14.356        24,361
                              2005       $14.356      $15.334        20,530
                              2006       $15.334      $17.150        13,578
                              2007       $17.150      $15.963        11,651
                              2008       $15.963      $ 9.472         6,820
                              2009       $ 9.472      $12.164         6,827
                              2010       $12.164      $13.602         6,124
                              2011       $13.602      $13.358         6,017

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.981        11,208
                              2003       $ 9.981      $ 9.847        15,887
                              2004       $ 9.847      $ 9.730        16,835
                              2005       $ 9.730      $ 9.793        38,833
                              2006       $ 9.793      $10.036       184,852
                              2007       $10.036      $10.321       279,989
                              2008       $10.321      $10.392       110,119
                              2009       $10.392      $10.221        23,350
                              2010       $10.221      $10.037        23,645
                              2011       $10.037      $ 9.854        21,307
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.375            52
                              2003       $10.375      $13.488         1,448
                              2004       $13.488      $14.605         2,989
                              2005       $14.605      $15.771         3,101
                              2006       $15.771      $16.807         2,485
                              2007       $16.807      $17.442         1,468
                              2008       $17.442      $10.487         1,460
                              2009       $10.487      $13.603         1,471
                              2010       $13.603      $15.964         5,790
                              2011       $15.964      $14.874         5,574
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.200           252
                              2003       $11.200      $14.565        21,462
                              2004       $14.565      $16.503        19,117
                              2005       $16.503      $17.155        23,980
                              2006       $17.155      $19.537        13,015
                              2007       $19.537      $18.238        13,703
                              2008       $18.238      $ 9.889        13,817
                              2009       $ 9.889      $ 9.308             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.639             0
                              2003       $10.639      $13.088         8,645
                              2004       $13.088      $13.818         7,590
                              2005       $13.818      $14.245         5,751
                              2006       $14.245      $15.565         5,819
                              2007       $15.565      $15.363         5,223
                              2008       $15.363      $ 9.267         5,053
                              2009       $ 9.267      $12.115         4,081
                              2010       $12.115      $13.840         3,546
                              2011       $13.840      $13.349         2,890
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.369           817
                              2003       $10.369      $13.554        20,444
                              2004       $13.554      $15.780        36,016
                              2005       $15.780      $17.373        21,900
                              2006       $17.373      $17.983        11,785
                              2007       $17.983      $18.323         7,209
                              2008       $18.323      $ 9.794         4,893
                              2009       $ 9.794      $13.339         4,993
                              2010       $13.339      $15.216             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.106           960
                              2003       $10.106      $12.391        71,806
                              2004       $12.391      $12.775        68,155
                              2005       $12.775      $13.254        63,699
                              2006       $13.254      $13.718        44,712
                              2007       $13.718      $14.208        32,939
                              2008       $14.208      $ 8.782        31,642
                              2009       $ 8.782      $14.128        33,016
                              2010       $14.128      $16.753        31,176
                              2011       $16.753      $13.510        30,476
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.056             0
                              2003       $11.056      $13.865         1,331
                              2004       $13.865      $14.982         2,913
                              2005       $14.982      $16.492        22,074
                              2006       $16.492      $17.939         7,160
                              2007       $17.939      $18.733         6,204
                              2008       $18.733      $15.633         4,109
                              2009       $15.633      $19.967         3,856
                              2010       $19.967      $21.509         2,059
                              2011       $21.509      $22.568           436
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.069         1,992
                              2005       $11.069      $12.168        18,939
                              2006       $12.168      $14.514        16,588
                              2007       $14.514      $15.638        13,392
                              2008       $15.638      $10.908         9,049
                              2009       $10.908      $13.873         4,498
                              2010       $13.873      $15.530         3,493
                              2011       $15.530      $16.625         1,780
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.745        14,171
                              2005       $10.745      $12.205        10,339
                              2006       $12.205      $12.473         6,302
                              2007       $12.473      $14.924         2,190
                              2008       $14.924      $ 7.443         2,381
                              2009       $ 7.443      $12.096         2,208
                              2010       $12.096      $14.589         1,437
                              2011       $14.589      $13.920         1,050

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.720             0
                              2005       $10.720      $12.152             0
                              2006       $12.152      $12.383             0
                              2007       $12.383      $14.788             0
                              2008       $14.788      $ 7.352             0
                              2009       $ 7.352      $11.918             0
                              2010       $11.918      $14.345             0
                              2011       $14.345      $13.653             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.816         2,576
                              2007       $ 9.816      $11.813         4,058
                              2008       $11.813      $ 6.167         3,438
                              2009       $ 6.167      $ 9.526         1,297
                              2010       $ 9.526      $12.369         1,142
                              2011       $12.369      $11.270         1,152
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.570             0
                              2004       $13.570      $15.845           143
                              2005       $15.845      $17.558           442
                              2006       $17.558      $19.276           440
                              2007       $19.276      $19.480             0
                              2008       $19.480      $11.389             0
                              2009       $11.389      $16.394             0
                              2010       $16.394      $20.367             0
                              2011       $20.367      $18.250             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.697           547
                              2003       $10.697      $14.502        23,937
                              2004       $14.502      $19.370        22,777
                              2005       $19.370      $22.200        34,848
                              2006       $22.200      $30.002        18,684
                              2007       $30.002      $24.361        13,978
                              2008       $24.361      $14.812        11,003
                              2009       $14.812      $18.681         9,450
                              2010       $18.681      $23.753         7,057
                              2011       $23.753      $24.637         4,045
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.870         4,113
                              2005       $ 9.870      $ 9.924        12,546
                              2006       $ 9.924      $10.148        14,647
                              2007       $10.148      $10.404        14,304
                              2008       $10.404      $10.396        12,029
                              2009       $10.396      $10.212             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.7


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.249        95,022
                              2007       $10.249      $11.794       121,540
                              2008       $11.794      $ 6.631       119,828
                              2009       $ 6.631      $ 8.813       101,850
                              2010       $ 8.813      $10.110        82,145
                              2011       $10.110      $ 9.643        62,325
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.440             0
                              2007       $10.440      $11.104             0
                              2008       $11.104      $ 8.152         4,777
                              2009       $ 8.152      $ 9.914             0
                              2010       $ 9.914      $10.947        33,334
                              2011       $10.947      $10.695        32,113
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.470           510
                              2007       $10.470      $11.295        14,083
                              2008       $11.295      $ 7.446        31,655
                              2009       $ 7.446      $ 9.391        30,271
                              2010       $ 9.391      $10.534        16,522
                              2011       $10.534      $10.207        27,674
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.479             0
                              2007       $10.479      $11.419             0
                              2008       $11.419      $ 6.926             0
                              2009       $ 6.926      $ 8.914        18,628
                              2010       $ 8.914      $10.135        18,528
                              2011       $10.135      $ 9.663        18,437

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.331             0
                              2007       $10.331      $10.734         1,146
                              2008       $10.734      $ 9.404         1,974
                              2009       $ 9.404      $10.577         6,374
                              2010       $10.577      $11.130         4,498
                              2011       $11.130      $11.072         4,182
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.726         1,963
                              2007       $ 9.726      $11.670         1,962
                              2008       $11.670      $ 6.323         1,961
                              2009       $ 6.323      $ 8.960         2,913
                              2010       $ 8.960      $10.528         6,969
                              2011       $10.528      $10.376         2,167
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.802        11,397
                              2007       $10.802      $11.145        19,727
                              2008       $11.145      $ 6.871        19,175
                              2009       $ 6.871      $ 8.515        46,777
                              2010       $ 8.515      $ 9.584        25,447
                              2011       $ 9.584      $ 9.571        22,400
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.858        14,676
                              2007       $ 9.858      $11.154        16,709
                              2008       $11.154      $ 6.609        20,324
                              2009       $ 6.609      $ 9.062        13,816
                              2010       $ 9.062      $11.431        10,296
                              2011       $11.431      $ 9.998         7,368
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.707      $13.380       106,640
                              2004       $13.380      $14.520       168,320
                              2005       $14.520      $14.747       201,833
                              2006       $14.747      $16.894       188,552
                              2007       $16.894      $15.958       139,484
                              2008       $15.958      $10.154       101,422
                              2009       $10.154      $12.607        83,954
                              2010       $12.607      $14.432        74,980
                              2011       $14.432      $14.501        58,350
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.217        40,765
                              2005       $11.217      $11.183       252,900
                              2006       $11.183      $12.973       387,564
                              2007       $12.973      $13.205       494,750
                              2008       $13.205      $ 9.113       402,608
                              2009       $ 9.113      $12.123       322,857
                              2010       $12.123      $13.402       250,198
                              2011       $13.402      $13.463       174,286

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.517         2,065
                              2005       $10.517      $10.428       114,186
                              2006       $10.428      $11.347       231,859
                              2007       $11.347      $11.825       261,540
                              2008       $11.825      $ 7.595       206,440
                              2009       $ 7.595      $ 9.667       176,468
                              2010       $ 9.667      $10.584       131,212
                              2011       $10.584      $10.228       115,643
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.048      $14.549        41,983
                              2004       $14.549      $17.664        79,024
                              2005       $17.664      $18.850       115,437
                              2006       $18.850      $21.636       129,132
                              2007       $21.636      $20.719       100,872
                              2008       $20.719      $13.616        83,904
                              2009       $13.616      $17.253        73,316
                              2010       $17.253      $21.705        57,604
                              2011       $21.705      $20.494        51,312
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.830      $15.530             0
                              2004       $15.530      $16.985           364
                              2005       $16.985      $17.463           278
                              2006       $17.463      $18.623             0
                              2007       $18.623      $20.323             0
                              2008       $20.323      $11.465             0
                              2009       $11.465      $16.150             0
                              2010       $16.150      $20.222             0
                              2011       $20.222      $18.882             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.232        12,386
                              2005       $10.232      $10.280        58,153
                              2006       $10.280      $10.492        60,733
                              2007       $10.492      $10.972        86,497
                              2008       $10.972      $11.582       212,257
                              2009       $11.582      $11.715       179,558
                              2010       $11.715      $12.101       146,399
                              2011       $12.101      $12.547       115,441

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.996        28,333
                              2007       $10.996      $12.065        63,878
                              2008       $12.065      $ 8.469        41,181
                              2009       $ 8.469      $10.246        30,134
                              2010       $10.246      $11.255        29,019
                              2011       $11.255      $10.716        17,504
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.608      $12.675       139,012
                              2004       $12.675      $14.006       246,897
                              2005       $14.006      $15.193       320,928
                              2006       $15.193      $17.646       360,228
                              2007       $17.646      $17.913       377,159
                              2008       $17.913      $11.053       291,700
                              2009       $11.053      $13.668       225,061
                              2010       $13.668      $14.911       184,867
                              2011       $14.911      $14.478       128,218
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.684      $16.859         4,660
                              2004       $16.859      $20.628        27,210
                              2005       $20.628      $25.790        46,520
                              2006       $25.790      $32.412        57,030
                              2007       $32.412      $40.949        57,207
                              2008       $40.949      $19.000        40,149
                              2009       $19.000      $32.172        30,848
                              2010       $32.172      $37.116        29,342
                              2011       $37.116      $30.641        21,747
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.385      $13.586         8,491
                              2004       $13.586      $15.799        46,831
                              2005       $15.799      $17.078       110,590
                              2006       $17.078      $20.349       175,585
                              2007       $20.349      $23.048       203,640
                              2008       $23.048      $13.482       170,021
                              2009       $13.482      $18.126       149,751
                              2010       $18.126      $19.279       116,310
                              2011       $19.279      $16.904        84,668
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.592      $12.877             0
                              2004       $12.877      $14.495             0
                              2005       $14.495      $13.784             0
                              2006       $13.784      $15.251             0
                              2007       $15.251      $16.608             0
                              2008       $16.608      $17.305           208
                              2009       $17.305      $20.150           206
                              2010       $20.150      $22.626           205
                              2011       $22.626      $22.006           204

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.934      $11.727        19,952
                              2004       $11.727      $12.285        40,948
                              2005       $12.285      $12.974        57,708
                              2006       $12.974      $13.064        55,144
                              2007       $13.064      $14.948        43,465
                              2008       $14.948      $ 7.462        39,518
                              2009       $ 7.462      $12.127        27,121
                              2010       $12.127      $14.226        32,896
                              2011       $14.226      $13.066        27,542
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.320        26,034
                              2005       $11.320      $11.563       114,241
                              2006       $11.563      $13.166       173,439
                              2007       $13.166      $12.615       176,320
                              2008       $12.615      $ 7.945       143,986
                              2009       $ 7.945      $10.009       117,239
                              2010       $10.009      $11.362        99,392
                              2011       $11.362      $10.912        59,938
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.944         9,635
                              2005       $10.944      $11.531        34,872
                              2006       $11.531      $12.736        67,320
                              2007       $12.736      $12.914        61,192
                              2008       $12.914      $ 9.796        47,908
                              2009       $ 9.796      $11.772        32,367
                              2010       $11.772      $12.940        28,007
                              2011       $12.940      $12.531        18,901
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.784      $13.342        81,920
                              2004       $13.342      $14.938       116,195
                              2005       $14.938      $16.081       158,780
                              2006       $16.081      $18.299       168,659
                              2007       $18.299      $18.404       150,651
                              2008       $18.404      $12.240       121,217
                              2009       $12.240      $14.904       101,888
                              2010       $14.904      $16.405        81,877
                              2011       $16.405      $15.731        65,425
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.107        28,829
                              2005       $11.107      $12.109        29,073
                              2006       $12.109      $12.465        32,827
                              2007       $12.465      $14.381        26,455
                              2008       $14.381      $ 7.501        23,836
                              2009       $ 7.501      $11.508         8,065
                              2010       $11.508      $14.370         7,675
                              2011       $14.370      $12.779         7,062

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.283       107,936
                              2005       $11.283      $12.433        60,263
                              2006       $12.433      $14.724        52,225
                              2007       $14.724      $15.578        33,633
                              2008       $15.578      $ 8.973        19,935
                              2009       $ 8.973      $12.254        19,096
                              2010       $12.254      $14.697        17,409
                              2011       $14.697      $14.553        15,960
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.277         8,383
                              2005       $11.277      $12.408        14,350
                              2006       $12.408      $14.685        48,721
                              2007       $14.685      $15.522        62,653
                              2008       $15.522      $ 8.920        58,629
                              2009       $ 8.920      $12.179        49,333
                              2010       $12.179      $14.599        30,523
                              2011       $14.599      $14.442        27,949
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.355         1,618
                              2005       $10.355      $10.292        67,321
                              2006       $10.292      $11.040       114,882
                              2007       $11.040      $11.501       130,274
                              2008       $11.501      $ 9.305        99,340
                              2009       $ 9.305      $12.261        98,247
                              2010       $12.261      $13.511        84,062
                              2011       $13.511      $13.837        71,174
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.904           782
                              2005       $10.904      $11.442        40,156
                              2006       $11.442      $12.870        42,869
                              2007       $12.870      $13.474        47,353
                              2008       $13.474      $ 9.429        31,207
                              2009       $ 9.429      $11.654        35,443
                              2010       $11.654      $13.609        23,031
                              2011       $13.609      $12.753        20,787
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.888        16,320
                              2005       $10.888      $11.029        57,442
                              2006       $11.029      $12.691        96,962
                              2007       $12.691      $12.878       110,080
                              2008       $12.878      $ 8.032        67,946
                              2009       $ 8.032      $ 9.370        65,181
                              2010       $ 9.370      $10.794        57,123
                              2011       $10.794      $ 9.946        43,213

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.136           229
                              2005       $11.136      $11.431        31,434
                              2006       $11.431      $12.101        32,210
                              2007       $12.101      $14.398        44,456
                              2008       $14.398      $ 8.723        32,252
                              2009       $ 8.723      $12.456        27,279
                              2010       $12.456      $15.023        18,185
                              2011       $15.023      $13.258        16,487
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.119         6,222
                              2005       $11.119      $11.806       119,670
                              2006       $11.806      $13.001       188,920
                              2007       $13.001      $12.828       202,350
                              2008       $12.828      $ 7.632       166,949
                              2009       $ 7.632      $ 9.480       141,824
                              2010       $ 9.480      $11.667       103,251
                              2011       $11.667      $10.987        81,668
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.113      $13.083        58,873
                              2004       $13.083      $14.093       116,357
                              2005       $14.093      $14.335       132,273
                              2006       $14.335      $15.592       117,082
                              2007       $15.592      $15.829        86,099
                              2008       $15.829      $ 8.756        45,492
                              2009       $ 8.756      $10.446        43,525
                              2010       $10.446      $11.548        40,480
                              2011       $11.548      $11.374        32,357
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.273        72,134
                              2004       $12.273      $12.837       113,530
                              2005       $12.837      $13.208       192,147
                              2006       $13.208      $13.954       203,721
                              2007       $13.954      $15.586       174,939
                              2008       $15.586      $ 8.309       167,957
                              2009       $ 8.309      $11.751       108,194
                              2010       $11.751      $12.583        92,433
                              2011       $12.583      $12.176        62,741
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.102      $10.102         2,147
                              2005       $10.102      $10.143        10,017
                              2006       $10.143      $10.443        98,550
                              2007       $10.443      $10.663       165,945
                              2008       $10.663      $ 6.374       111,381
                              2009       $ 6.374      $ 6.819       136,731
                              2010       $ 6.819      $ 7.445       124,787
                              2011       $ 7.445      $ 7.884        86,261

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.087      $14.222        18,054
                              2004       $14.222      $16.587        39,482
                              2005       $16.587      $18.563        47,693
                              2006       $18.563      $21.375        56,569
                              2007       $21.375      $22.244        38,551
                              2008       $22.244      $13.022        35,497
                              2009       $13.022      $17.803        20,031
                              2010       $17.803      $20.210        19,806
                              2011       $20.210      $18.138        13,848
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.252      $12.126        54,870
                              2004       $12.126      $12.900       166,406
                              2005       $12.900      $12.971       250,821
                              2006       $12.971      $13.647       289,729
                              2007       $13.647      $14.667       231,759
                              2008       $14.667      $12.305       174,839
                              2009       $12.305      $14.295       157,374
                              2010       $14.295      $16.097       126,241
                              2011       $16.097      $15.896       106,665
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.737      $12.946        26,448
                              2004       $12.737      $13.811        75,167
                              2005       $13.811      $13.822        96,810
                              2006       $13.822      $14.813        87,751
                              2007       $14.813      $14.463        68,835
                              2008       $14.463      $ 3.040       100,526
                              2009       $ 3.040      $ 3.757       100,883
                              2010       $ 3.757      $ 4.218        90,609
                              2011       $ 4.218      $ 4.033        82,554
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.468      $12.623        58,438
                              2004       $12.623      $13.517       137,524
                              2005       $13.517      $14.023       220,347
                              2006       $14.023      $15.790       267,841
                              2007       $15.790      $16.133       246,982
                              2008       $16.133      $ 9.714       205,707
                              2009       $ 9.714      $12.198       163,749
                              2010       $12.198      $13.862       128,839
                              2011       $13.862      $13.557       105,658

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.719      $14.650        26,125
                              2004       $14.650      $17.130        48,101
                              2005       $17.130      $18.440       100,152
                              2006       $18.440      $20.745        99,257
                              2007       $20.745      $20.067        96,136
                              2008       $20.067      $12.205        81,411
                              2009       $12.205      $16.391        66,703
                              2010       $16.391      $19.790        52,292
                              2011       $19.790      $18.954        42,979
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.345      $12.379        57,983
                              2004       $12.379      $14.093       116,357
                              2005       $14.505      $15.938        48,893
                              2006       $15.938      $16.060        53,784
                              2007       $16.060      $16.706        40,435
                              2008       $16.706      $ 8.324        23,954
                              2009       $ 8.324      $10.801        22,320
                              2010       $10.801      $13.475        18,468
                              2011       $13.475      $13.332        16,426
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.508        86,150
                              2010       $12.508      $13.818        71,174
                              2011       $13.818      $13.818        56,271
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.687      $12.072        49,138
                              2004       $12.072      $12.816        73,484
                              2005       $12.816      $13.077        91,875
                              2006       $13.077      $14.360        90,231
                              2007       $14.360      $14.222        96,261
                              2008       $14.222      $ 8.271        75,553
                              2009       $ 8.271      $10.194        64,248
                              2010       $10.194      $11.084        54,814
                              2011       $11.084      $11.176        44,860
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.757      $12.421        20,605
                              2004       $12.421      $13.297        34,170
                              2005       $13.297      $13.956        41,881
                              2006       $13.956      $15.453        60,615
                              2007       $15.453      $15.605        43,781
                              2008       $15.605      $10.208        29,807
                              2009       $10.208      $13.541        28,411
                              2010       $13.541      $15.237        20,653
                              2011       $15.237      $14.887        16,742

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.238      $11.292        25,169
                              2004       $11.238      $11.868        40,280
                              2005       $11.868      $13.181        37,614
                              2006       $13.181      $13.294        18,764
                              2007       $13.294      $12.963        18,138
                              2008       $12.963      $10.547        10,577
                              2009       $10.547      $13.038        10,326
                              2010       $13.038      $13.107         9,565
                              2011       $13.107      $12.709         9,334
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.652      $14.045         6,117
                              2004       $14.045      $16.755        11,257
                              2005       $16.755      $17.849        10,843
                              2006       $17.849      $22.247        10,360
                              2007       $22.247      $26.178         6,476
                              2008       $26.178      $17.852         3,613
                              2009       $17.852      $18.803         3,221
                              2010       $18.803      $18.786         2,179
                              2011       $18.786      $17.435         1,303
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.998      $13.493        41,372
                              2004       $13.493      $14.709        91,586
                              2005       $14.709      $15.186        99,147
                              2006       $15.186      $17.270        80,694
                              2007       $17.270      $15.919        50,554
                              2008       $15.919      $ 9.574        36,588
                              2009       $ 9.574      $12.193        33,424
                              2010       $12.193      $13.683        28,080
                              2011       $13.683      $12.802        23,449
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.871      $13.333        59,202
                              2004       $13.333      $14.460        86,839
                              2005       $14.460      $14.626       103,679
                              2006       $14.626      $15.861        90,218
                              2007       $15.861      $15.994        58,012
                              2008       $15.994      $11.601        42,191
                              2009       $11.601      $17.094        35,972
                              2010       $17.094      $19.126        27,719
                              2011       $19.126      $19.095        23,290
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.361      $10.433        96,913
                              2004       $10.433      $10.689       121,090
                              2005       $10.689      $10.736       217,515
                              2006       $10.736      $11.009       273,762
                              2007       $11.009      $11.364       261,358
                              2008       $11.364      $ 8.482       187,980
                              2009       $ 8.482      $12.204       155,591
                              2010       $12.204      $13.155       137,161
                              2011       $13.155      $13.553       112,600

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.586      $13.370        24,552
                              2004       $13.370      $15.242        44,477
                              2005       $15.242      $16.778        61,105
                              2006       $16.778      $21.025        77,418
                              2007       $21.025      $22.352        85,822
                              2008       $22.352      $12.291        61,309
                              2009       $12.291      $15.029        55,998
                              2010       $15.029      $16.223        42,193
                              2011       $16.223      $13.221        42,047
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.697      $12.980        12,684
                              2004       $12.980      $14.344        15,786
                              2005       $14.344      $15.313        22,962
                              2006       $15.313      $17.118        31,435
                              2007       $17.118      $15.925        30,857
                              2008       $15.925      $ 9.445        20,921
                              2009       $ 9.445      $12.123        20,742
                              2010       $12.123      $13.549        18,153
                              2011       $13.549      $13.299        13,109
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.942      $ 9.844        55,489
                              2004       $ 9.844      $ 9.721       101,571
                              2005       $ 9.721      $ 9.779       152,666
                              2006       $ 9.779      $10.017       361,573
                              2007       $10.017      $10.297       440,143
                              2008       $10.297      $10.362       253,914
                              2009       $10.362      $10.187       299,181
                              2010       $10.187      $ 9.998       235,439
                              2011       $ 9.998      $ 9.811       185,102
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.984      $13.484        14,480
                              2004       $13.484      $14.592        23,310
                              2005       $14.592      $15.750        21,483
                              2006       $15.750      $16.775        10,779
                              2007       $16.775      $17.401         1,436
                              2008       $17.401      $10.457         1,354
                              2009       $10.457      $13.556         1,340
                              2010       $13.556      $15.902         8,696
                              2011       $15.902      $14.809         5,123

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.326      $14.560         7,769
                              2004       $14.560      $16.489        31,282
                              2005       $16.489      $17.132        75,938
                              2006       $17.132      $19.501       107,474
                              2007       $19.501      $18.195       106,073
                              2008       $18.195      $ 9.861        99,111
                              2009       $ 9.861      $ 9.281             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.846      $13.083        13,274
                              2004       $13.083      $13.807        15,197
                              2005       $13.807      $14.225        14,148
                              2006       $14.225      $15.536         7,965
                              2007       $15.536      $15.326         2,938
                              2008       $15.326      $ 9.240         8,334
                              2009       $ 9.240      $12.074         1,607
                              2010       $12.074      $13.786         1,178
                              2011       $13.786      $13.290         1,134
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.803      $13.549        15,849
                              2004       $13.549      $15.767        17,896
                              2005       $15.767      $17.349        21,013
                              2006       $17.349      $17.950        12,560
                              2007       $17.950      $18.280        11,929
                              2008       $18.280      $ 9.766         8,243
                              2009       $ 9.766      $13.293         7,996
                              2010       $13.293      $15.159             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.583      $12.387        76,715
                              2004       $12.387      $12.764       111,836
                              2005       $12.764      $13.237       119,635
                              2006       $13.237      $13.693       113,668
                              2007       $13.693      $14.174        60,933
                              2008       $14.174      $ 8.756        38,089
                              2009       $ 8.756      $14.080        32,456
                              2010       $14.080      $16.687        28,682
                              2011       $16.687      $13.450        23,752
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.295      $13.861         2,023
                              2004       $13.861      $14.969        14,959
                              2005       $14.969      $16.470        25,358
                              2006       $16.470      $17.905        27,849
                              2007       $17.905      $18.688        22,251
                              2008       $18.688      $15.588        18,058
                              2009       $15.588      $19.899        16,169
                              2010       $19.899      $21.425        18,257
                              2011       $21.425      $22.468        16,110

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.064        11,362
                              2005       $11.064      $12.155        72,263
                              2006       $12.155      $14.491       120,934
                              2007       $14.491      $15.607       126,386
                              2008       $15.607      $10.880       107,259
                              2009       $10.880      $13.830        80,483
                              2010       $13.830      $15.475        65,171
                              2011       $15.475      $16.557        40,097
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.741        42,054
                              2005       $10.741      $12.195        72,168
                              2006       $12.195      $12.456        63,726
                              2007       $12.456      $14.896        55,789
                              2008       $14.896      $ 7.426        58,916
                              2009       $ 7.426      $12.061        21,456
                              2010       $12.061      $14.539        19,678
                              2011       $14.539      $13.866        13,332
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.716         6,894
                              2005       $10.716      $12.142         7,641
                              2006       $12.142      $12.367         5,919
                              2007       $12.367      $14.760         2,510
                              2008       $14.760      $ 7.335         1,988
                              2009       $ 7.335      $11.884         1,692
                              2010       $11.884      $14.296         1,576
                              2011       $14.296      $13.600         1,555
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.813        30,168
                              2007       $ 9.813      $11.803        58,767
                              2008       $11.803      $ 6.158        55,907
                              2009       $ 6.158      $ 9.508        59,236
                              2010       $ 9.508      $12.339        39,204
                              2011       $12.339      $11.238        32,544
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.566         8,142
                              2004       $13.566      $15.831        14,958
                              2005       $15.831      $17.534        16,106
                              2006       $17.534      $19.240        16,458
                              2007       $19.240      $19.433         9,515
                              2008       $19.433      $11.356         7,602
                              2009       $11.356      $16.338         5,609
                              2010       $16.338      $20.287         3,949
                              2011       $20.287      $18.170         3,453

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.385      $14.497        22,762
                              2004       $14.497      $19.354        47,604
                              2005       $19.354      $22.170        68,844
                              2006       $22.170      $29.946        74,616
                              2007       $29.946      $24.303        74,887
                              2008       $24.303      $14.769        56,202
                              2009       $14.769      $18.618        43,984
                              2010       $18.618      $23.660        33,638
                              2011       $23.660      $24.528        25,408
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.865        54,623
                              2005       $ 9.865      $ 9.914        78,315
                              2006       $ 9.914      $10.133       103,626
                              2007       $10.133      $10.383        70,061
                              2008       $10.383      $10.369       204,990
                              2009       $10.369      $10.181             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.75


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.245        1,628
                              2007       $10.245      $11.784        1,628
                              2008       $11.784      $ 6.622        1,628
                              2009       $ 6.622      $ 8.797            0
                              2010       $ 8.797      $10.086            0
                              2011       $10.086      $ 9.615            0
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.437            0
                              2007       $10.437      $11.095            0
                              2008       $11.095      $ 8.141            0
                              2009       $ 8.141      $ 9.896            0
                              2010       $ 9.896      $10.921            0
                              2011       $10.921      $10.664            0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.466            0
                              2007       $10.466      $11.285            0
                              2008       $11.285      $ 7.436            0
                              2009       $ 7.436      $ 9.374            0
                              2010       $ 9.374      $10.509            0
                              2011       $10.509      $10.178            0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.475            0
                              2007       $10.475      $11.409            0
                              2008       $11.409      $ 6.917            0
                              2009       $ 6.917      $ 8.897            0
                              2010       $ 8.897      $10.111            0
                              2011       $10.111      $ 9.635            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.327            0
                              2007       $10.327      $10.725            0
                              2008       $10.725      $ 9.391            0
                              2009       $ 9.391      $10.557            0
                              2010       $10.557      $11.103            0
                              2011       $11.103      $11.040            0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.723            0
                              2007       $ 9.723      $11.660            0
                              2008       $11.660      $ 6.315            0
                              2009       $ 6.315      $ 8.943            0
                              2010       $ 8.943      $10.503            0
                              2011       $10.503      $10.346            0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.798            0
                              2007       $10.798      $11.136            0
                              2008       $11.136      $ 6.862            0
                              2009       $ 6.862      $ 8.499            0
                              2010       $ 8.499      $ 9.561            0
                              2011       $ 9.561      $ 9.544            0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.855            0
                              2007       $ 9.855      $11.145            0
                              2008       $11.145      $ 6.600            0
                              2009       $ 6.600      $ 9.045            0
                              2010       $ 9.045      $11.403            0
                              2011       $11.403      $ 9.969            0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.845            0
                              2003       $10.845      $13.368        2,409
                              2004       $13.368      $14.500        3,296
                              2005       $14.500      $14.719        3,246
                              2006       $14.719      $16.853        2,364
                              2007       $16.853      $15.911        1,226
                              2008       $15.911      $10.119        1,299
                              2009       $10.119      $12.558        1,168
                              2010       $12.558      $14.368        1,095
                              2011       $14.368      $14.429          845

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.214          331
                              2005       $11.214      $11.173        3,228
                              2006       $11.173      $12.956        4,677
                              2007       $12.956      $13.180        5,059
                              2008       $13.180      $ 9.091        4,870
                              2009       $ 9.091      $12.088        4,786
                              2010       $12.088      $13.356        1,785
                              2011       $13.356      $13.410        1,616
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.516            0
                              2005       $10.516      $10.422            0
                              2006       $10.422      $11.334            0
                              2007       $11.334      $11.805            0
                              2008       $11.805      $ 7.579            0
                              2009       $ 7.579      $ 9.641            0
                              2010       $ 9.641      $10.550            0
                              2011       $10.550      $10.190            0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.219            0
                              2003       $11.219      $14.536        2,809
                              2004       $14.536      $17.639        2,892
                              2005       $17.639      $18.814        2,831
                              2006       $18.814      $21.583        1,460
                              2007       $21.583      $20.659          752
                              2008       $20.659      $13.569          737
                              2009       $13.569      $17.185          716
                              2010       $17.185      $21.608          711
                              2011       $21.608      $20.393          256
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.529          466
                              2003       $11.529      $15.516          466
                              2004       $15.516      $16.961            4
                              2005       $16.961      $17.429            4
                              2006       $17.429      $18.578            0
                              2007       $18.578      $20.263            0
                              2008       $20.263      $11.426            0
                              2009       $11.426      $16.086            0
                              2010       $16.086      $20.132            0
                              2011       $20.132      $18.788            0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.228            0
                              2005       $10.228      $10.272            0
                              2006       $10.272      $10.477            0
                              2007       $10.477      $10.952            0
                              2008       $10.952      $11.555            0
                              2009       $11.555      $11.681            0
                              2010       $11.681      $12.060            0
                              2011       $12.060      $12.498            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.992          264
                              2007       $10.992      $12.055          264
                              2008       $12.055      $ 8.457          264
                              2009       $ 8.457      $10.227            0
                              2010       $10.227      $11.228            0
                              2011       $11.228      $10.685            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.319            0
                              2003       $10.319      $12.663        2,593
                              2004       $12.663      $13.986        3,452
                              2005       $13.986      $15.164        4,085
                              2006       $15.164      $17.603        3,340
                              2007       $17.603      $17.861        2,174
                              2008       $17.861      $11.015        1,865
                              2009       $11.015      $13.614        1,587
                              2010       $13.614      $14.845        1,592
                              2011       $14.845      $14.406        1,555
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.227            0
                              2003       $11.227      $16.844            0
                              2004       $16.844      $20.599          140
                              2005       $20.599      $25.741          111
                              2006       $25.741      $32.334          105
                              2007       $32.334      $40.829          103
                              2008       $40.829      $18.934          107
                              2009       $18.934      $32.046           10
                              2010       $32.046      $36.951            9
                              2011       $36.951      $30.489           11
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.470            0
                              2003       $10.470      $13.574          660
                              2004       $13.574      $15.777        1,313
                              2005       $15.777      $17.045        1,642
                              2006       $17.045      $20.300        2,456
                              2007       $20.300      $22.981        1,852
                              2008       $22.981      $13.435        1,887
                              2009       $13.435      $18.055        1,011
                              2010       $18.055      $19.193          994
                              2011       $19.193      $16.820        1,009
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.715            0
                              2003       $10.715      $12.865            0
                              2004       $12.865      $14.475            0
                              2005       $14.475      $13.758            0
                              2006       $13.758      $15.214            0
                              2007       $15.214      $16.559            0
                              2008       $16.559      $17.246            0
                              2009       $17.246      $20.071            0
                              2010       $20.071      $22.525            0
                              2011       $22.525      $21.897            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.405            0
                              2003       $ 9.405      $11.716          896
                              2004       $11.716      $12.268        1,342
                              2005       $12.268      $12.949        1,410
                              2006       $12.949      $13.032        1,207
                              2007       $13.032      $14.905          425
                              2008       $14.905      $ 7.437          415
                              2009       $ 7.437      $12.080          390
                              2010       $12.080      $14.163          386
                              2011       $14.163      $13.001          385
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                              2004       $10.000      $11.316            0
                              2005       $11.316      $11.554          499
                              2006       $11.554      $13.148          496
                              2007       $13.148      $12.591          494
                              2008       $12.591      $ 7.926          489
                              2009       $ 7.926      $ 9.981          485
                              2010       $ 9.981      $11.323          482
                              2011       $11.323      $10.870          479
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES II
                              2004       $10.000      $10.941            0
                              2005       $10.941      $11.521          441
                              2006       $11.521      $12.719          435
                              2007       $12.719      $12.890          434
                              2008       $12.890      $ 9.773          363
                              2009       $ 9.773      $11.738          389
                              2010       $11.738      $12.896          369
                              2011       $12.896      $12.482          347
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                              2002       $10.000      $10.647            0
                              2003       $10.647      $13.330        2,415
                              2004       $13.330      $14.917        4,190
                              2005       $14.917      $16.051        4,064
                              2006       $16.051      $18.254        3,867
                              2007       $18.254      $18.350        3,797
                              2008       $18.350      $12.198        3,504
                              2009       $12.198      $14.845        3,449
                              2010       $14.845      $16.332        3,427
                              2011       $16.332      $15.653        1,265

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.103          666
                              2005       $11.103      $12.099          623
                              2006       $12.099      $12.449          602
                              2007       $12.449      $14.354          526
                              2008       $14.354      $ 7.483          612
                              2009       $ 7.483      $11.474          509
                              2010       $11.474      $14.321          471
                              2011       $14.321      $12.729          442
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.280        1,270
                              2005       $11.280      $12.423          442
                              2006       $12.423      $14.704          398
                              2007       $14.704      $15.548          377
                              2008       $15.548      $ 8.951          507
                              2009       $ 8.951      $12.219          432
                              2010       $12.219      $14.647          401
                              2011       $14.647      $14.496          407
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.273            0
                              2005       $11.273      $12.398            0
                              2006       $12.398      $14.665            0
                              2007       $14.665      $15.493            0
                              2008       $15.493      $ 8.899            0
                              2009       $ 8.899      $12.144            0
                              2010       $12.144      $14.550            0
                              2011       $14.550      $14.386            0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.353            0
                              2005       $10.353      $10.286            0
                              2006       $10.286      $11.028            0
                              2007       $11.028      $11.482            0
                              2008       $11.482      $ 9.285            0
                              2009       $ 9.285      $12.228            0
                              2010       $12.228      $13.468            0
                              2011       $13.468      $13.786            0
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.902            0
                              2005       $10.902      $11.435          444
                              2006       $11.435      $12.855          431
                              2007       $12.855      $13.452          416
                              2008       $13.452      $ 9.409          380
                              2009       $ 9.409      $11.622          392
                              2010       $11.622      $13.566          351
                              2011       $13.566      $12.706          341

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.886            0
                              2005       $10.886      $11.022            0
                              2006       $11.022      $12.676            0
                              2007       $12.676      $12.856            0
                              2008       $12.856      $ 8.015            0
                              2009       $ 8.015      $ 9.345            0
                              2010       $ 9.345      $10.759            0
                              2011       $10.759      $ 9.909            0
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.134            0
                              2005       $11.134      $11.424            0
                              2006       $11.424      $12.087          459
                              2007       $12.087      $14.374          459
                              2008       $14.374      $ 8.704          459
                              2009       $ 8.704      $12.423            0
                              2010       $12.423      $14.975            0
                              2011       $14.975      $13.209            0
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.117            0
                              2005       $11.117      $11.799          266
                              2006       $11.799      $12.986          264
                              2007       $12.986      $12.806          262
                              2008       $12.806      $ 7.615          260
                              2009       $ 7.615      $ 9.455          258
                              2010       $ 9.455      $11.630          256
                              2011       $11.630      $10.947          255
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.690          939
                              2003       $10.690      $13.071        1,175
                              2004       $13.071      $14.073        1,221
                              2005       $14.073      $14.307        1,088
                              2006       $14.307      $15.554          627
                              2007       $15.554      $15.782          619
                              2008       $15.782      $ 8.726          413
                              2009       $ 8.726      $10.405          434
                              2010       $10.405      $11.496          431
                              2011       $11.496      $11.317          436
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.268        2,307
                              2004       $12.268      $12.826        2,327
                              2005       $12.826      $13.190        2,400
                              2006       $13.190      $13.928        1,333
                              2007       $13.928      $15.549          873
                              2008       $15.549      $ 8.285          965
                              2009       $ 8.285      $11.711          879
                              2010       $11.711      $12.534          644
                              2011       $12.534      $12.123          634

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.101            0
                              2005       $10.101      $10.137            0
                              2006       $10.137      $10.431            0
                              2007       $10.431      $10.646            0
                              2008       $10.646      $ 6.360            0
                              2009       $ 6.360      $ 6.801            0
                              2010       $ 6.801      $ 7.421            0
                              2011       $ 7.421      $ 7.855            0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.143            0
                              2003       $10.143      $14.209          279
                              2004       $14.209      $16.564          704
                              2005       $16.564      $18.527          680
                              2006       $18.527      $21.324          583
                              2007       $21.324      $22.179          431
                              2008       $22.179      $12.977          166
                              2009       $12.977      $17.733          151
                              2010       $17.733      $20.120            0
                              2011       $20.120      $18.048            0
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.545        1,215
                              2003       $10.545      $12.115        3,691
                              2004       $12.115      $12.882        6,403
                              2005       $12.882      $12.946        6,061
                              2006       $12.946      $13.614        3,055
                              2007       $13.614      $14.624        2,575
                              2008       $14.624      $12.263        2,127
                              2009       $12.263      $14.238        2,117
                              2010       $14.238      $16.025        1,966
                              2011       $16.025      $15.817        1,514
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.655            0
                              2003       $10.655      $12.935          237
                              2004       $12.935      $13.792          466
                              2005       $13.792      $13.796          463
                              2006       $13.796      $14.777            0
                              2007       $14.777      $14.421            0
                              2008       $14.421      $ 3.030            0
                              2009       $ 3.030      $ 3.742            0
                              2010       $ 3.742      $ 4.199            0
                              2011       $ 4.199      $ 4.013            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.172          901
                              2003       $10.172      $12.611        3,165
                              2004       $12.611      $13.498        2,743
                              2005       $13.498      $13.997        2,591
                              2006       $13.997      $15.751        2,060
                              2007       $15.751      $16.085        2,046
                              2008       $16.085      $ 9.680        2,144
                              2009       $ 9.680      $12.150        2,130
                              2010       $12.150      $13.800        1,885
                              2011       $13.800      $13.490          888
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.348            0
                              2003       $10.348      $14.637          105
                              2004       $14.637      $17.106        1,048
                              2005       $17.106      $18.405          764
                              2006       $18.405      $20.695          517
                              2007       $20.695      $20.009          511
                              2008       $20.009      $12.163          537
                              2009       $12.163      $16.327          380
                              2010       $16.327      $19.701          359
                              2011       $19.701      $18.860          333
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.055            0
                              2003       $10.055      $12.368          409
                              2004       $12.368      $14.485            0
                              2005       $14.485      $15.907            0
                              2006       $15.907      $16.021            0
                              2007       $16.021      $16.657            0
                              2008       $16.657      $ 8.295            0
                              2009       $ 8.295      $10.758            0
                              2010       $10.758      $13.415            0
                              2011       $13.415      $13.266            0
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.458          449
                              2010       $12.458      $13.757          453
                              2011       $13.757      $13.750          453
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.509            0
                              2003       $10.509      $12.061        2,690
                              2004       $12.061      $12.798        3,984
                              2005       $12.798      $13.052        3,849
                              2006       $13.052      $14.326        3,331
                              2007       $14.326      $14.180        2,462
                              2008       $14.180      $ 8.242        2,451
                              2009       $ 8.242      $10.154        2,462
                              2010       $10.154      $11.035        2,453
                              2011       $11.035      $11.121        1,412

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.382            0
                              2003       $10.382      $12.410        1,426
                              2004       $12.410      $13.278        2,327
                              2005       $13.278      $13.929        2,588
                              2006       $13.929      $15.416        2,580
                              2007       $15.416      $15.559        1,737
                              2008       $15.559      $10.173        1,477
                              2009       $10.173      $13.488        1,456
                              2010       $13.488      $15.169        1,449
                              2011       $15.169      $14.813          943
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.718            0
                              2003       $ 9.718      $11.282          472
                              2004       $11.282      $11.852          483
                              2005       $11.852      $13.156          443
                              2006       $13.156      $13.262          463
                              2007       $13.262      $12.925          504
                              2008       $12.925      $10.510          385
                              2009       $10.510      $12.986          412
                              2010       $12.986      $13.049          197
                              2011       $13.049      $12.645          204
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.464            0
                              2003       $11.464      $14.032            0
                              2004       $14.032      $16.732            0
                              2005       $16.732      $17.815            0
                              2006       $17.815      $22.194            0
                              2007       $22.194      $26.101            0
                              2008       $26.101      $17.790            0
                              2009       $17.790      $18.729            0
                              2010       $18.729      $18.702            0
                              2011       $18.702      $17.348            0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.792           54
                              2003       $10.792      $13.481        3,423
                              2004       $13.481      $14.688        2,979
                              2005       $14.688      $15.157        2,936
                              2006       $15.157      $17.229        1,219
                              2007       $17.229      $15.872          643
                              2008       $15.872      $ 9.541          715
                              2009       $ 9.541      $12.145          710
                              2010       $12.145      $13.622          741
                              2011       $13.622      $12.738          741

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.735             0
                              2003       $10.735      $13.321           721
                              2004       $13.321      $14.440         2,067
                              2005       $14.440      $14.599        19,321
                              2006       $14.599      $15.823        18,522
                              2007       $15.823      $15.948        19,017
                              2008       $15.948      $11.561        18,761
                              2009       $11.561      $17.027        18,223
                              2010       $17.027      $19.041        17,768
                              2011       $19.041      $19.000        17,765
 PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.179           674
                              2003       $10.179      $10.424         5,912
                              2004       $10.424      $10.674         5,061
                              2005       $10.674      $10.715         5,373
                              2006       $10.715      $10.983         1,540
                              2007       $10.983      $11.331         1,025
                              2008       $11.331      $ 8.453           784
                              2009       $ 8.453      $12.156           776
                              2010       $12.156      $13.097           762
                              2011       $13.097      $13.486           717
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.598             0
                              2003       $10.598      $13.358           892
                              2004       $13.358      $15.220         1,615
                              2005       $15.220      $16.746         1,937
                              2006       $16.746      $20.975         1,510
                              2007       $20.975      $22.286         1,227
                              2008       $22.286      $12.248           401
                              2009       $12.248      $14.969           384
                              2010       $14.969      $16.151           392
                              2011       $16.151      $13.156           413
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.401             0
                              2003       $10.401      $12.968             0
                              2004       $12.968      $14.324             0
                              2005       $14.324      $15.284             0
                              2006       $15.284      $17.076             0
                              2007       $17.076      $15.878             0
                              2008       $15.878      $ 9.412           103
                              2009       $ 9.412      $12.075             0
                              2010       $12.075      $13.489             0
                              2011       $13.489      $13.233             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.979            0
                              2003       $ 9.979      $ 9.835          265
                              2004       $ 9.835      $ 9.708        2,737
                              2005       $ 9.708      $ 9.761        2,812
                              2006       $ 9.761      $ 9.993        2,609
                              2007       $ 9.993      $10.266        1,980
                              2008       $10.266      $10.326        3,126
                              2009       $10.326      $10.147        3,087
                              2010       $10.147      $ 9.954        3,331
                              2011       $ 9.954      $ 9.762        2,853
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.373            0
                              2003       $10.373      $13.472            0
                              2004       $13.472      $14.572            0
                              2005       $14.572      $15.720            0
                              2006       $15.720      $16.735            0
                              2007       $16.735      $17.350            0
                              2008       $17.350      $10.421            0
                              2009       $10.421      $13.503            0
                              2010       $13.503      $15.831          654
                              2011       $15.831      $14.735          625
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.198            0
                              2003       $11.198      $14.547            0
                              2004       $14.547      $16.466        1,287
                              2005       $16.466      $17.099        1,026
                              2006       $17.099      $19.453          857
                              2007       $19.453      $18.141          537
                              2008       $18.141      $ 9.827          481
                              2009       $ 9.827      $ 9.248            0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.636            0
                              2003       $10.636      $13.072          200
                              2004       $13.072      $13.787            0
                              2005       $13.787      $14.198            0
                              2006       $14.198      $15.499            0
                              2007       $15.499      $15.281            0
                              2008       $15.281      $ 9.209            0
                              2009       $ 9.209      $12.027            0
                              2010       $12.027      $13.725            0
                              2011       $13.725      $13.224            0
 PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.367            0
                              2003       $10.367      $13.537        2,118
                              2004       $13.537      $15.745        1,673
                              2005       $15.745      $17.316        1,617
                              2006       $17.316      $17.907          569
                              2007       $17.907      $18.226          554
                              2008       $18.226      $ 9.732          629
                              2009       $ 9.732      $13.241          647
                              2010       $13.241      $15.093            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.103          890
                              2003       $10.103      $12.376        5,279
                              2004       $12.376      $12.746        6,442
                              2005       $12.746      $13.211        5,936
                              2006       $13.211      $13.660        3,934
                              2007       $13.660      $14.133        3,053
                              2008       $14.133      $ 8.726        3,054
                              2009       $ 8.726      $14.025        2,649
                              2010       $14.025      $16.613        2,558
                              2011       $16.613      $13.383        2,646
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.053            0
                              2003       $11.053      $13.848            0
                              2004       $13.848      $14.948          934
                              2005       $14.948      $16.438          853
                              2006       $16.438      $17.862          839
                              2007       $17.862      $18.633          780
                              2008       $18.633      $15.535          681
                              2009       $15.535      $19.821          629
                              2010       $19.821      $21.330          619
                              2011       $21.330      $22.357          484
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $11.058            0
                              2005       $11.058      $12.143          357
                              2006       $12.143      $14.469          355
                              2007       $14.469      $15.575          353
                              2008       $15.575      $10.852          349
                              2009       $10.852      $13.788          347
                              2010       $13.788      $15.420          344
                              2011       $15.420      $16.490          342
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.738          856
                              2005       $10.738      $12.184          752
                              2006       $12.184      $12.439            0
                              2007       $12.439      $14.868            0
                              2008       $14.868      $ 7.408            0
                              2009       $ 7.408      $12.027            0
                              2010       $12.027      $14.490            0
                              2011       $14.490      $13.812            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.712           82
                              2005       $10.712      $12.131           76
                              2006       $12.131      $12.350           80
                              2007       $12.350      $14.732           71
                              2008       $14.732      $ 7.317           92
                              2009       $ 7.317      $11.850           76
                              2010       $11.850      $14.248           71
                              2011       $14.248      $13.547           72
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2005       $10.000      $10.000            0
                              2006       $10.000      $ 9.809            0
                              2007       $ 9.809      $11.793            0
                              2008       $11.793      $ 6.150            0
                              2009       $ 6.150      $ 9.490            0
                              2010       $ 9.490      $12.310            0
                              2011       $12.310      $11.205            0
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.561          418
                              2004       $13.561      $15.818          361
                              2005       $15.818      $17.510          359
                              2006       $17.510      $19.204          357
                              2007       $19.204      $19.387            0
                              2008       $19.387      $11.323            0
                              2009       $11.323      $16.283            0
                              2010       $16.283      $20.208            0
                              2011       $20.208      $18.090            0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.695            0
                              2003       $10.695      $14.484          688
                              2004       $14.484      $19.327        1,360
                              2005       $19.327      $22.128        1,220
                              2006       $22.128      $29.874        1,114
                              2007       $29.874      $24.232        1,111
                              2008       $24.232      $14.718        1,270
                              2009       $14.718      $18.545        1,095
                              2010       $18.545      $23.555          958
                              2011       $23.555      $24.407          834
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.860        1,795
                              2005       $ 9.860      $ 9.904        1,761
                              2006       $ 9.904      $10.117        1,804
                              2007       $10.117      $10.362        1,672
                              2008       $10.362      $10.343        1,186
                              2009       $10.343      $10.150            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003 OR WITH THE ENHANCED
 BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.8


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.242         8,349
                              2007       $10.242      $11.774        21,067
                              2008       $11.774      $ 6.613        16,803
                              2009       $ 6.613      $ 8.780        16,911
                              2010       $ 8.780      $10.062        11,791
                              2011       $10.062      $ 9.588         7,876
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.433             0
                              2007       $10.433      $11.085             0
                              2008       $11.085      $ 8.130             0
                              2009       $ 8.130      $ 9.877         8,807
                              2010       $ 9.877      $10.895         9,885
                              2011       $10.895      $10.633         7,781
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.463         6,764
                              2007       $10.463      $11.275        11,814
                              2008       $11.275      $ 7.426        10,842
                              2009       $ 7.426      $ 9.356         4,233
                              2010       $ 9.356      $10.484         4,203
                              2011       $10.484      $10.148         4,170
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.472             0
                              2007       $10.472      $11.399             0
                              2008       $11.399      $ 6.907             0
                              2009       $ 6.907      $ 8.881             0
                              2010       $ 8.881      $10.087             0
                              2011       $10.087      $ 9.607             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.324             0
                              2007       $10.324      $10.716             0
                              2008       $10.716      $ 9.378             0
                              2009       $ 9.378      $10.537             0
                              2010       $10.537      $11.077             0
                              2011       $11.077      $11.008             0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.720             0
                              2007       $ 9.720      $11.650             0
                              2008       $11.650      $ 6.306         2,030
                              2009       $ 6.306      $ 8.926         2,015
                              2010       $ 8.926      $10.478         5,213
                              2011       $10.478      $10.316         7,912
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.794             0
                              2007       $10.794      $11.126             0
                              2008       $11.126      $ 6.853         1,020
                              2009       $ 6.853      $ 8.483         1,012
                              2010       $ 8.483      $ 9.539         1,729
                              2011       $ 9.539      $ 9.516           998
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.852         1,804
                              2007       $ 9.852      $11.135         1,455
                              2008       $11.135      $ 6.591         1,155
                              2009       $ 6.591      $ 9.028         1,044
                              2010       $ 9.028      $11.376         6,236
                              2011       $11.376      $ 9.940         3,312
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.844             0
                              2003       $10.844      $13.359        98,148
                              2004       $13.359      $14.483       109,227
                              2005       $14.483      $14.695       113,871
                              2006       $14.695      $16.817        94,459
                              2007       $16.817      $15.869        79,494
                              2008       $15.869      $10.087        54,943
                              2009       $10.087      $12.511        50,695
                              2010       $12.511      $14.308        46,092
                              2011       $14.308      $14.361        43,340

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.210        19,467
                              2005       $11.210      $11.164        93,549
                              2006       $11.164      $12.938       138,742
                              2007       $12.938      $13.155       134,476
                              2008       $13.155      $ 9.070       100,997
                              2009       $ 9.070      $12.054        82,699
                              2010       $12.054      $13.311        63,795
                              2011       $13.311      $13.358        52,594
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.515         1,154
                              2005       $10.515      $10.415        37,142
                              2006       $10.415      $11.321        68,499
                              2007       $11.321      $11.786        62,843
                              2008       $11.786      $ 7.562        57,250
                              2009       $ 7.562      $ 9.616        46,229
                              2010       $ 9.616      $10.517        41,250
                              2011       $10.517      $10.153        35,409
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.218           819
                              2003       $11.218      $14.527        35,922
                              2004       $14.527      $17.619        47,975
                              2005       $17.619      $18.784        55,040
                              2006       $18.784      $21.537        45,665
                              2007       $21.537      $20.604        44,326
                              2008       $20.604      $13.526        31,312
                              2009       $13.526      $17.122        29,105
                              2010       $17.122      $21.518        27,858
                              2011       $21.518      $20.297        24,740
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.528           536
                              2003       $11.528      $15.507         9,198
                              2004       $15.507      $16.942         6,656
                              2005       $16.942      $17.401         6,326
                              2006       $17.401      $18.538         3,227
                              2007       $18.538      $20.209         1,135
                              2008       $20.209      $11.389         1,076
                              2009       $11.389      $16.027           806
                              2010       $16.027      $20.048           535
                              2011       $20.048      $18.700           528
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.225           176
                              2005       $10.225      $10.263         1,854
                              2006       $10.263      $10.463         5,117
                              2007       $10.463      $10.931        29,897
                              2008       $10.931      $11.527        55,545
                              2009       $11.527      $11.647        56,721
                              2010       $11.647      $12.019        46,006
                              2011       $12.019      $12.449        50,139

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.989         2,210
                              2007       $10.989      $12.045        10,011
                              2008       $12.045      $ 8.446         3,769
                              2009       $ 8.446      $10.208         3,206
                              2010       $10.208      $11.201         6,516
                              2011       $11.201      $10.654         5,097
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.318         3,032
                              2003       $10.318      $12.656        83,235
                              2004       $12.656      $13.971       103,523
                              2005       $13.971      $15.139       120,949
                              2006       $15.139      $17.566       141,029
                              2007       $17.566      $17.813       144,092
                              2008       $17.813      $10.980       107,997
                              2009       $10.980      $13.564        96,889
                              2010       $13.564      $14.783        80,057
                              2011       $14.783      $14.338        67,838
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.226             0
                              2003       $11.226      $16.833        17,819
                              2004       $16.833      $20.576         8,488
                              2005       $20.576      $25.699        12,992
                              2006       $25.699      $32.264        11,880
                              2007       $32.264      $40.721        15,205
                              2008       $40.721      $18.874        14,594
                              2009       $18.874      $31.928        12,136
                              2010       $31.928      $36.796        11,156
                              2011       $36.796      $30.347         2,181
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.468             0
                              2003       $10.468      $13.564        14,556
                              2004       $13.564      $15.759        24,268
                              2005       $15.759      $17.017        39,542
                              2006       $17.017      $20.256        48,162
                              2007       $20.256      $22.920        52,888
                              2008       $22.920      $13.393        45,770
                              2009       $13.393      $17.989        38,040
                              2010       $17.989      $19.113        24,924
                              2011       $19.113      $16.741        23,418
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.714             0
                              2003       $10.714      $12.857         1,912
                              2004       $12.857      $14.458         1,903
                              2005       $14.458      $13.735         1,874
                              2006       $13.735      $15.182         1,864
                              2007       $15.182      $16.515           468
                              2008       $16.515      $17.191           286
                              2009       $17.191      $19.997           296
                              2010       $19.997      $22.431           282
                              2011       $22.431      $21.794           198

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.404             0
                              2003       $ 9.404      $11.709         9,965
                              2004       $11.709      $12.254        22,713
                              2005       $12.254      $12.928        25,995
                              2006       $12.928      $13.004        24,678
                              2007       $13.004      $14.865        51,516
                              2008       $14.865      $ 7.413        25,426
                              2009       $ 7.413      $12.035        24,268
                              2010       $12.035      $14.104        24,885
                              2011       $14.104      $12.940        25,604
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.312         7,566
                              2005       $11.312      $11.544        47,008
                              2006       $11.544      $13.130        35,292
                              2007       $13.130      $12.568        29,966
                              2008       $12.568      $ 7.907        52,497
                              2009       $ 7.907      $ 9.952        26,162
                              2010       $ 9.952      $11.285        23,123
                              2011       $11.285      $10.827        19,409
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.937         9,093
                              2005       $10.937      $11.511         9,664
                              2006       $11.511      $12.702        11,816
                              2007       $12.702      $12.866        11,931
                              2008       $12.866      $ 9.750         8,295
                              2009       $ 9.750      $11.705        11,744
                              2010       $11.705      $12.852         7,746
                              2011       $12.852      $12.433         5,036
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.646             0
                              2003       $10.646      $13.322        26,444
                              2004       $13.322      $14.901        28,675
                              2005       $14.901      $16.024        35,330
                              2006       $16.024      $18.215        54,811
                              2007       $18.215      $18.301        61,816
                              2008       $18.301      $12.159        20,862
                              2009       $12.159      $14.790        18,365
                              2010       $14.790      $16.264        16,782
                              2011       $16.264      $15.580        28,572

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.100         7,590
                              2005       $11.100      $12.088        14,568
                              2006       $12.088      $12.432         5,685
                              2007       $12.432      $14.327         5,481
                              2008       $14.327      $ 7.465         4,918
                              2009       $ 7.465      $11.441         3,625
                              2010       $11.441      $14.272         3,507
                              2011       $14.272      $12.679         3,497
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.276        20,359
                              2005       $11.276      $12.412        18,928
                              2006       $12.412      $14.684        12,357
                              2007       $14.684      $15.519         8,281
                              2008       $15.519      $ 8.930         6,457
                              2009       $ 8.930      $12.184         7,351
                              2010       $12.184      $14.597         7,173
                              2011       $14.597      $14.439         6,652
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.269         3,037
                              2005       $11.269      $12.387         3,525
                              2006       $12.387      $14.645         6,065
                              2007       $14.645      $15.464         6,086
                              2008       $15.464      $ 8.878         5,850
                              2009       $ 8.878      $12.109         5,488
                              2010       $12.109      $14.501         4,146
                              2011       $14.501      $14.330         1,407
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.352             0
                              2005       $10.352      $10.279        11,747
                              2006       $10.279      $11.015        33,173
                              2007       $11.015      $11.463        37,013
                              2008       $11.463      $ 9.265        33,186
                              2009       $ 9.265      $12.196        48,968
                              2010       $12.196      $13.425        33,317
                              2011       $13.425      $13.735        17,042
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.901         1,104
                              2005       $10.901      $11.427         3,666
                              2006       $11.427      $12.840         5,910
                              2007       $12.840      $13.429         6,924
                              2008       $13.429      $ 9.388         6,672
                              2009       $ 9.388      $11.591         6,589
                              2010       $11.591      $13.523         6,328
                              2011       $13.523      $12.659         6,118

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.885         2,680
                              2005       $10.885      $11.015         6,703
                              2006       $11.015      $12.662        12,101
                              2007       $12.662      $12.835        12,806
                              2008       $12.835      $ 7.998        12,188
                              2009       $ 7.998      $ 9.320        14,539
                              2010       $ 9.320      $10.725        14,045
                              2011       $10.725      $ 9.873        14,659
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.133         1,325
                              2005       $11.133      $11.417         4,636
                              2006       $11.417      $12.073         7,789
                              2007       $12.073      $14.350        11,280
                              2008       $14.350      $ 8.685         6,646
                              2009       $ 8.685      $12.390         4,695
                              2010       $12.390      $14.927         4,312
                              2011       $14.927      $13.161         3,925
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.116         6,288
                              2005       $11.116      $11.791        49,961
                              2006       $11.791      $12.971        64,141
                              2007       $12.971      $12.785        70,453
                              2008       $12.785      $ 7.599        52,425
                              2009       $ 7.599      $ 9.430        48,096
                              2010       $ 9.430      $11.593        43,844
                              2011       $11.593      $10.907        38,770
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.689             0
                              2003       $10.689      $13.063        56,222
                              2004       $13.063      $14.057        55,093
                              2005       $14.057      $14.284        33,413
                              2006       $14.284      $15.521        24,243
                              2007       $15.521      $15.740        21,953
                              2008       $15.740      $ 8.698        20,542
                              2009       $ 8.698      $10.366        18,169
                              2010       $10.366      $11.448        17,402
                              2011       $11.448      $11.264        14,697
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.264        39,151
                              2004       $12.264      $12.815        55,273
                              2005       $12.815      $13.172        64,277
                              2006       $13.172      $13.902        62,970
                              2007       $13.902      $15.512        40,474
                              2008       $15.512      $ 8.261        32,399
                              2009       $ 8.261      $11.671        27,657
                              2010       $11.671      $12.485        22,435
                              2011       $12.485      $12.069        19,331

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.100             0
                              2005       $10.100      $10.130         1,655
                              2006       $10.130      $10.419        11,977
                              2007       $10.419      $10.628        16,100
                              2008       $10.628      $ 6.346        13,457
                              2009       $ 6.346      $ 6.783        14,146
                              2010       $ 6.783      $ 7.398        11,265
                              2011       $ 7.398      $ 7.826         6,780
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.141             0
                              2003       $10.141      $14.200        23,494
                              2004       $14.200      $16.545        30,535
                              2005       $16.545      $18.497        26,045
                              2006       $18.497      $21.278        26,606
                              2007       $21.278      $22.120        16,588
                              2008       $22.120      $12.936        12,950
                              2009       $12.936      $17.668         8,435
                              2010       $17.668      $20.036         7,870
                              2011       $20.036      $17.963         6,826
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.544           563
                              2003       $10.544      $12.108        72,736
                              2004       $12.108      $12.868        80,666
                              2005       $12.868      $12.925       114,915
                              2006       $12.925      $13.585       120,111
                              2007       $13.585      $14.585        98,494
                              2008       $14.585      $12.224        73,208
                              2009       $12.224      $14.186        70,528
                              2010       $14.186      $15.958        60,264
                              2011       $15.958      $15.743        48,359
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.654             0
                              2003       $10.654      $12.927         9,106
                              2004       $12.927      $13.776        29,027
                              2005       $13.776      $13.773        30,149
                              2006       $13.773      $14.746        29,398
                              2007       $14.746      $14.383        27,217
                              2008       $14.383      $ 3.020        36,485
                              2009       $ 3.020      $ 3.728        43,853
                              2010       $ 3.728      $ 4.182        39,511
                              2011       $ 4.182      $ 3.994        37,859

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.170             0
                              2003       $10.170      $12.604        39,002
                              2004       $12.604      $13.482        57,144
                              2005       $13.482      $13.974        86,787
                              2006       $13.974      $15.718        90,105
                              2007       $15.718      $16.043        88,455
                              2008       $16.043      $ 9.650        76,397
                              2009       $ 9.650      $12.105        74,565
                              2010       $12.105      $13.742        69,472
                              2011       $13.742      $13.427        65,423
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.347             0
                              2003       $10.347      $14.628        21,810
                              2004       $14.628      $17.087        25,997
                              2005       $17.087      $18.375        22,447
                              2006       $18.375      $20.650        26,846
                              2007       $20.650      $19.955        17,283
                              2008       $19.955      $12.125        15,428
                              2009       $12.125      $16.267        14,004
                              2010       $16.267      $19.619        10,738
                              2011       $19.619      $18.771         9,907
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.054             0
                              2003       $10.054      $12.361         7,210
                              2004       $12.361      $14.469        11,487
                              2005       $14.469      $15.881        16,172
                              2006       $15.881      $15.986        14,857
                              2007       $15.986      $16.612        21,826
                              2008       $16.612      $ 8.269        21,237
                              2009       $ 8.269      $10.719        21,317
                              2010       $10.719      $13.359        20,854
                              2011       $13.359      $13.203        18,927
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.412        21,105
                              2010       $12.412      $13.699        17,892
                              2011       $13.699      $13.685        15,566
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.508         6,561
                              2003       $10.508      $12.054        30,177
                              2004       $12.054      $12.784        33,855
                              2005       $12.784      $13.031        33,177
                              2006       $13.031      $14.295        32,030
                              2007       $14.295      $14.143        26,082
                              2008       $14.143      $ 8.216        13,669
                              2009       $ 8.216      $10.117        11,649
                              2010       $10.117      $10.989         9,930
                              2011       $10.989      $11.069         9,084

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.381             0
                              2003       $10.381      $12.402         4,970
                              2004       $12.402      $13.263         4,618
                              2005       $13.263      $13.906         4,589
                              2006       $13.906      $15.383         5,394
                              2007       $15.383      $15.518        13,028
                              2008       $15.518      $10.141         9,407
                              2009       $10.141      $13.438         2,884
                              2010       $13.438      $15.106         2,622
                              2011       $15.106      $14.744         2,165
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.717             0
                              2003       $ 9.717      $11.275        12,431
                              2004       $11.275      $11.838        14,033
                              2005       $11.838      $13.135        12,390
                              2006       $13.135      $13.234        11,694
                              2007       $13.234      $12.891         9,373
                              2008       $12.891      $10.477         7,694
                              2009       $10.477      $12.939         7,464
                              2010       $12.939      $12.994         7,462
                              2011       $12.994      $12.586         7,361
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.462             0
                              2003       $11.462      $14.023         1,967
                              2004       $14.023      $16.713         1,952
                              2005       $16.713      $17.786         2,417
                              2006       $17.786      $22.146         2,097
                              2007       $22.146      $26.032         2,047
                              2008       $26.032      $17.734         1,355
                              2009       $17.734      $18.660         1,325
                              2010       $18.660      $18.624         1,255
                              2011       $18.624      $17.267         1,212
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.791         5,783
                              2003       $10.791      $13.472        25,332
                              2004       $13.472      $14.671        30,215
                              2005       $14.671      $15.132        27,204
                              2006       $15.132      $17.192        20,592
                              2007       $17.192      $15.830        13,453
                              2008       $15.830      $ 9.511         8,550
                              2009       $ 9.511      $12.101         7,896
                              2010       $12.101      $13.565         1,536
                              2011       $13.565      $12.679         1,507

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.734             0
                              2003       $10.734      $13.312        15,420
                              2004       $13.312      $14.423        20,210
                              2005       $14.423      $14.575        27,501
                              2006       $14.575      $15.789        34,430
                              2007       $15.789      $15.905        27,408
                              2008       $15.905      $11.525        18,832
                              2009       $11.525      $16.964        16,426
                              2010       $16.964      $18.962        14,287
                              2011       $18.962      $18.911        11,566
 PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.178           582
                              2003       $10.178      $10.417        55,791
                              2004       $10.417      $10.662        78,829
                              2005       $10.662      $10.697       106,842
                              2006       $10.697      $10.959       121,324
                              2007       $10.959      $11.301        78,045
                              2008       $11.301      $ 8.426        56,342
                              2009       $ 8.426      $12.111        49,632
                              2010       $12.111      $13.042        63,947
                              2011       $13.042      $13.423        57,158
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.597         3,291
                              2003       $10.597      $13.350        15,589
                              2004       $13.350      $15.203        20,950
                              2005       $15.203      $16.719        21,198
                              2006       $16.719      $20.930        21,423
                              2007       $20.930      $22.227        19,093
                              2008       $22.227      $12.210        14,119
                              2009       $12.210      $14.914        13,920
                              2010       $14.914      $16.083        13,542
                              2011       $16.083      $13.094        12,089
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.400         2,980
                              2003       $10.400      $12.960        11,476
                              2004       $12.960      $14.308        11,443
                              2005       $14.308      $15.259        11,807
                              2006       $15.259      $17.040        11,544
                              2007       $17.040      $15.836        10,778
                              2008       $15.836      $ 9.382         9,692
                              2009       $ 9.382      $12.030         9,626
                              2010       $12.030      $13.432         9,588
                              2011       $13.432      $13.171         9,492

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.978        29,772
                              2003       $ 9.978      $ 9.829        76,158
                              2004       $ 9.829      $ 9.697        92,625
                              2005       $ 9.697      $ 9.745       120,835
                              2006       $ 9.745      $ 9.971       125,915
                              2007       $ 9.971      $10.239       113,685
                              2008       $10.239      $10.293        95,120
                              2009       $10.293      $10.109       132,432
                              2010       $10.109      $ 9.912        95,806
                              2011       $ 9.912      $ 9.716        70,871
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.372         1,190
                              2003       $10.372      $13.463        13,721
                              2004       $13.463      $14.556         9,967
                              2005       $14.556      $15.694        10,189
                              2006       $15.694      $16.699        10,261
                              2007       $16.699      $17.304         9,259
                              2008       $17.304      $10.388         9,099
                              2009       $10.388      $13.453         7,714
                              2010       $13.453      $15.765        15,399
                              2011       $15.765      $14.666        13,139
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.197             0
                              2003       $11.197      $14.539        18,747
                              2004       $14.539      $16.447        17,723
                              2005       $16.447      $17.071        23,253
                              2006       $17.071      $19.412        25,548
                              2007       $19.412      $18.093        22,953
                              2008       $18.093      $ 9.796        23,236
                              2009       $ 9.796      $ 9.219             0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.635         2,928
                              2003       $10.635      $13.064         7,566
                              2004       $13.064      $13.772         8,928
                              2005       $13.772      $14.175         9,112
                              2006       $14.175      $15.465         9,088
                              2007       $15.465      $15.241         6,869
                              2008       $15.241      $ 9.179         6,038
                              2009       $ 9.179      $11.982         3,823
                              2010       $11.982      $13.667         3,727
                              2011       $13.667      $13.162         3,700
 PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.365           868
                              2003       $10.365      $13.529        11,133
                              2004       $13.529      $15.727        16,390
                              2005       $15.727      $17.288        11,948
                              2006       $17.288      $17.868         9,085
                              2007       $17.868      $18.178         8,004
                              2008       $18.178      $ 9.701         7,870
                              2009       $ 9.701      $13.192         7,119
                              2010       $13.192      $15.032             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.102           421
                              2003       $10.102      $12.368        50,154
                              2004       $12.368      $12.732        59,140
                              2005       $12.732      $13.190        47,884
                              2006       $13.190      $13.631        32,555
                              2007       $13.631      $14.095        15,742
                              2008       $14.095      $ 8.699        13,149
                              2009       $ 8.699      $13.973        10,312
                              2010       $13.973      $16.544         9,649
                              2011       $16.544      $13.321         9,087
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.052             0
                              2003       $11.052      $13.840         2,341
                              2004       $13.840      $14.932         4,599
                              2005       $14.932      $16.411         9,801
                              2006       $16.411      $17.824         5,072
                              2007       $17.824      $18.584         5,129
                              2008       $18.584      $15.486         3,333
                              2009       $15.486      $19.748        17,710
                              2010       $19.748      $21.241        15,578
                              2011       $21.241      $22.252        15,407
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.052         2,621
                              2005       $11.052      $12.131        16,699
                              2006       $12.131      $14.447        24,446
                              2007       $14.447      $15.543        16,771
                              2008       $15.543      $10.825        33,803
                              2009       $10.825      $13.746        13,325
                              2010       $13.746      $15.365        12,183
                              2011       $15.365      $16.423        10,657
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.734        16,233
                              2005       $10.734      $12.174        18,196
                              2006       $12.174      $12.422        14,406
                              2007       $12.422      $14.840        11,317
                              2008       $14.840      $ 7.390        12,972
                              2009       $ 7.390      $11.992         9,169
                              2010       $11.992      $14.441         7,921
                              2011       $14.441      $13.758        14,655

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.709         4,820
                              2005       $10.709      $12.121         6,583
                              2006       $12.121      $12.333         6,509
                              2007       $12.333      $14.705         6,024
                              2008       $14.705      $ 7.300        10,574
                              2009       $ 7.300      $11.816         5,881
                              2010       $11.816      $14.199         1,740
                              2011       $14.199      $13.494         1,641
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.806         3,567
                              2007       $ 9.806      $11.783        16,833
                              2008       $11.783      $ 6.142        12,954
                              2009       $ 6.142      $ 9.473         9,275
                              2010       $ 9.473      $12.280         6,938
                              2011       $12.280      $11.173         2,145
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.556         5,693
                              2004       $13.556      $15.804        10,396
                              2005       $15.804      $17.487        13,315
                              2006       $17.487      $19.168         6,208
                              2007       $19.168      $19.341         6,492
                              2008       $19.341      $11.291         7,929
                              2009       $11.291      $16.228         5,873
                              2010       $16.228      $20.129         2,621
                              2011       $20.129      $18.010         2,616
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.694             0
                              2003       $10.694      $14.475         9,704
                              2004       $14.475      $10.305        26,449
                              2005       $19.305      $22.091        41,004
                              2006       $22.091      $29.810        37,124
                              2007       $29.810      $24.167        24,342
                              2008       $24.167      $14.671        18,591
                              2009       $14.671      $18.476        17,145
                              2010       $18.476      $23.456        13,316
                              2011       $23.456      $24.292        11,372
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.855        24,474
                              2005       $ 9.855      $ 9.894        87,757
                              2006       $ 9.894      $10.102        58,215
                              2007       $10.102      $10.341        31,920
                              2008       $10.341      $10.317        18,841
                              2009       $10.317      $10.119             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED
  BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.85


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.238          0
                              2007       $10.238      $11.764          0
                              2008       $11.764      $ 6.604          0
                              2009       $ 6.604      $ 8.764          0
                              2010       $ 8.764      $10.038          0
                              2011       $10.038      $ 9.560          0
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.429          0
                              2007       $10.429      $11.076          0
                              2008       $11.076      $ 8.119          0
                              2009       $ 8.119      $ 9.859          0
                              2010       $ 9.859      $10.869          0
                              2011       $10.869      $10.603          0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.459          0
                              2007       $10.459      $11.266          0
                              2008       $11.266      $ 7.416          0
                              2009       $ 7.416      $ 9.338          0
                              2010       $ 9.338      $10.459          0
                              2011       $10.459      $10.119          0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.468          0
                              2007       $10.468      $11.389          0
                              2008       $11.389      $ 6.898          0
                              2009       $ 6.898      $ 8.864          0
                              2010       $ 8.864      $10.063          0
                              2011       $10.063      $ 9.579          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.320            0
                              2007       $10.320      $10.707            0
                              2008       $10.707      $ 9.366            0
                              2009       $ 9.366      $10.518            0
                              2010       $10.518      $11.051            0
                              2011       $11.051      $10.976            0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.716            0
                              2007       $ 9.716      $11.640            0
                              2008       $11.640      $ 6.297            0
                              2009       $ 6.297      $ 8.909            0
                              2010       $ 8.909      $10.453            0
                              2011       $10.453      $10.286            0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.791            0
                              2007       $10.791      $11.117            0
                              2008       $11.117      $ 6.843            0
                              2009       $ 6.843      $ 8.467            0
                              2010       $ 8.467      $ 9.516            0
                              2011       $ 9.516      $ 9.488            0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.848            0
                              2007       $ 9.848      $11.126            0
                              2008       $11.126      $ 6.582            0
                              2009       $ 6.582      $ 9.011            0
                              2010       $ 9.011      $11.349            0
                              2011       $11.349      $ 9.911            0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.698      $13.355        3,365
                              2004       $13.355      $14.471        3,311
                              2005       $14.471      $14.675        3,335
                              2006       $14.675      $16.785        1,929
                              2007       $16.785      $15.831        2,036
                              2008       $15.831      $10.058        2,014
                              2009       $10.058      $12.469        2,121
                              2010       $12.469      $14.252        2,062
                              2011       $14.252      $14.298        1,891
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.206            0
                              2005       $11.206      $11.154            0
                              2006       $11.154      $12.920            0
                              2007       $12.920      $13.131            0
                              2008       $13.131      $ 9.048            0
                              2009       $ 9.048      $12.019            0
                              2010       $12.019      $13.266            0
                              2011       $13.266      $13.306            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.513            0
                              2005       $10.513      $10.409            0
                              2006       $10.409      $11.308            0
                              2007       $11.308      $11.766            0
                              2008       $11.766      $ 7.546            0
                              2009       $ 7.546      $ 9.590            0
                              2010       $ 9.590      $10.483            0
                              2011       $10.483      $10.115            0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.039      $14.522        3,151
                              2004       $14.522      $17.604        4,853
                              2005       $17.604      $18.758        4,494
                              2006       $18.758      $21.497        4,065
                              2007       $21.497      $20.555        2,263
                              2008       $20.555      $13.487        2,882
                              2009       $13.487      $17.064        2,531
                              2010       $17.064      $21.434        2,493
                              2011       $21.434      $20.208        2,472
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.821      $15.501        1,862
                              2004       $15.501      $16.928            0
                              2005       $16.928      $17.377            0
                              2006       $17.377      $18.503            0
                              2007       $18.503      $20.161            0
                              2008       $20.161      $11.357            0
                              2009       $11.357      $15.973            0
                              2010       $15.973      $19.969            0
                              2011       $19.969      $18.618            0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.221            0
                              2005       $10.221      $10.254            0
                              2006       $10.254      $10.449            0
                              2007       $10.449      $10.911            0
                              2008       $10.911      $11.500            0
                              2009       $11.500      $11.614            0
                              2010       $11.614      $11.978            0
                              2011       $11.978      $12.401            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.985            0
                              2007       $10.985      $12.034            0
                              2008       $12.034      $ 8.434            0
                              2009       $ 8.434      $10.189            0
                              2010       $10.189      $11.174            0
                              2011       $11.174      $10.623            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.599      $12.651          227
                              2004       $12.651      $13.959          224
                              2005       $13.959      $15.118          208
                              2006       $15.118      $17.533          193
                              2007       $17.533      $17.771          182
                              2008       $17.771      $10.948          167
                              2009       $10.948      $13.518          174
                              2010       $13.518      $14.725          176
                              2011       $14.725      $14.275          172
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.674      $16.828            0
                              2004       $16.828      $20.558            0
                              2005       $20.558      $25.664           53
                              2006       $25.664      $32.204          523
                              2007       $32.204      $40.624          425
                              2008       $40.624      $18.820          464
                              2009       $18.820      $31.819          413
                              2010       $31.819      $36.653          372
                              2011       $36.653      $30.213          417
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.377      $13.561            0
                              2004       $13.561      $15.746            0
                              2005       $15.746      $16.994          237
                              2006       $16.994      $20.219        1,672
                              2007       $20.219      $22.865        1,634
                              2008       $22.865      $13.354        1,550
                              2009       $13.354      $17.927        1,474
                              2010       $17.927      $19.038        1,551
                              2011       $19.038      $16.667        1,578
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.583      $12.853            0
                              2004       $12.853      $14.446            0
                              2005       $14.446      $13.716            0
                              2006       $13.716      $15.154            0
                              2007       $15.154      $16.476            0
                              2008       $16.476      $17.142            0
                              2009       $17.142      $19.929            0
                              2010       $19.929      $22.344            0
                              2011       $22.344      $21.698            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.925      $11.705            0
                              2004       $11.705      $12.243            0
                              2005       $12.243      $12.911            0
                              2006       $12.911      $12.980            0
                              2007       $12.980      $14.830            0
                              2008       $14.830      $ 7.392            0
                              2009       $ 7.392      $11.994            0
                              2010       $11.994      $14.049            0
                              2011       $14.049      $12.883            0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.309            0
                              2005       $11.309      $11.534          644
                              2006       $11.534      $13.112            0
                              2007       $13.112      $12.544            0
                              2008       $12.544      $ 7.889            0
                              2009       $ 7.889      $ 9.923            0
                              2010       $ 9.923      $11.246            0
                              2011       $11.246      $10.785            0
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.933            0
                              2005       $10.933      $11.501            0
                              2006       $11.501      $12.684            0
                              2007       $12.684      $12.842            0
                              2008       $12.842      $ 9.726            0
                              2009       $ 9.726      $11.671            0
                              2010       $11.671      $12.808            0
                              2011       $12.808      $12.384            0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.775      $13.317            0
                              2004       $13.317      $14.888            0
                              2005       $14.888      $16.003            0
                              2006       $16.003      $18.181            0
                              2007       $18.181      $18.258            0
                              2008       $18.258      $12.124            0
                              2009       $12.124      $14.740            0
                              2010       $14.740      $16.200            0
                              2011       $16.200      $15.511            0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.096        2,235
                              2005       $11.096      $12.078        2,204
                              2006       $12.078      $12.415        2,300
                              2007       $12.415      $14.300           60
                              2008       $14.300      $ 7.447           69
                              2009       $ 7.447      $11.408           65
                              2010       $11.408      $14.224           61
                              2011       $14.224      $12.630           64

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.272        2,294
                              2005       $11.272      $12.402        2,276
                              2006       $12.402      $14.664        2,222
                              2007       $14.664      $15.490           54
                              2008       $15.490      $ 8.909           55
                              2009       $ 8.909      $12.149           61
                              2010       $12.149      $14.548           59
                              2011       $14.548      $14.383           59
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.265            0
                              2005       $11.265      $12.377            0
                              2006       $12.377      $14.626            0
                              2007       $14.626      $15.435            0
                              2008       $15.435      $ 8.857            0
                              2009       $ 8.857      $12.074            0
                              2010       $12.074      $14.451            0
                              2011       $14.451      $14.274            0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.351            0
                              2005       $10.351      $10.273            0
                              2006       $10.273      $11.003            0
                              2007       $11.003      $11.444            0
                              2008       $11.444      $ 9.244            0
                              2009       $ 9.244      $12.163            0
                              2010       $12.163      $13.382            0
                              2011       $13.382      $13.685            0
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.899            0
                              2005       $10.899      $11.420            0
                              2006       $11.420      $12.826            0
                              2007       $12.826      $13.407            0
                              2008       $13.407      $ 9.368            0
                              2009       $ 9.368      $11.560            0
                              2010       $11.560      $13.480            0
                              2011       $13.480      $12.612            0
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.884            0
                              2005       $10.884      $11.008            0
                              2006       $11.008      $12.647            0
                              2007       $12.647      $12.814            0
                              2008       $12.814      $ 7.980            0
                              2009       $ 7.980      $ 9.295            0
                              2010       $ 9.295      $10.691            0
                              2011       $10.691      $ 9.836            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.132            0
                              2005       $11.132      $11.409           69
                              2006       $11.409      $12.060        6,856
                              2007       $12.060      $14.326        6,825
                              2008       $14.326      $ 8.666        6,794
                              2009       $ 8.666      $12.357        6,750
                              2010       $12.357      $14.880        6,720
                              2011       $14.880      $13.112        6,689
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.115            0
                              2005       $11.115      $11.784           45
                              2006       $11.784      $12.956            0
                              2007       $12.956      $12.764            0
                              2008       $12.764      $ 7.582            0
                              2009       $ 7.582      $ 9.405            0
                              2010       $ 9.405      $11.556            0
                              2011       $11.556      $10.866            0
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.104      $13.059            0
                              2004       $13.059      $14.045            0
                              2005       $14.045      $14.265            0
                              2006       $14.265      $15.492            0
                              2007       $15.492      $15.703            0
                              2008       $15.703      $ 8.673            0
                              2009       $ 8.673      $10.331            0
                              2010       $10.331      $11.404            0
                              2011       $11.404      $11.214            0
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.260        2,809
                              2004       $12.260      $12.805            0
                              2005       $12.805      $13.154          694
                              2006       $13.154      $13.876            0
                              2007       $13.876      $15.475            0
                              2008       $15.475      $ 8.237            0
                              2009       $ 8.237      $11.632            0
                              2010       $11.632      $12.437            0
                              2011       $12.437      $12.016            0
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.099            0
                              2005       $10.099      $10.124            0
                              2006       $10.124      $10.407            0
                              2007       $10.407      $10.611            0
                              2008       $10.611      $ 6.333            0
                              2009       $ 6.333      $ 6.765            0
                              2010       $ 6.765      $ 7.374            0
                              2011       $ 7.374      $ 7.797            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.079      $14.195             0
                              2004       $14.195      $16.531             0
                              2005       $16.531      $18.472             0
                              2006       $18.472      $21.238             0
                              2007       $21.238      $22.068             0
                              2008       $22.068      $12.898             0
                              2009       $12.898      $17.608             0
                              2010       $17.608      $19.958             0
                              2011       $19.958      $17.884             0
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.243      $12.104             0
                              2004       $12.104      $12.857             0
                              2005       $12.857      $12.907             0
                              2006       $12.907      $13.559             0
                              2007       $13.559      $14.550             0
                              2008       $14.550      $12.189             0
                              2009       $12.189      $14.138             0
                              2010       $14.138      $15.896             0
                              2011       $15.896      $15.673             0
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.727      $12.922         8,760
                              2004       $12.922      $13.764        16,336
                              2005       $13.764      $13.755        16,798
                              2006       $13.755      $14.718        13,757
                              2007       $14.718      $14.349        11,371
                              2008       $14.349      $ 3.011        16,548
                              2009       $ 3.011      $ 3.716        36,069
                              2010       $ 3.716      $ 4.165        35,577
                              2011       $ 4.165      $ 3.976        33,744
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.460      $12.599           225
                              2004       $12.599      $13.471           232
                              2005       $13.471      $13.955           225
                              2006       $13.955      $15.688           214
                              2007       $15.688      $16.005           197
                              2008       $16.005      $ 9.622           192
                              2009       $ 9.622      $12.064           198
                              2010       $12.064      $13.689           191
                              2011       $13.689      $13.368           182

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.710      $14.623        2,065
                              2004       $14.623      $17.072        1,909
                              2005       $17.072      $18.350        1,935
                              2006       $18.350      $20.612        1,878
                              2007       $20.612      $19.908          210
                              2008       $19.908      $12.090          209
                              2009       $12.090      $16.211          207
                              2010       $16.211      $19.542          206
                              2011       $19.542      $18.688          205
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.337      $12.356        1,926
                              2004       $12.356      $14.456        1,759
                              2005       $14.456      $15.860        1,675
                              2006       $15.860      $15.957        1,653
                              2007       $15.957      $16.573        1,592
                              2008       $16.573      $ 8.245        1,831
                              2009       $ 8.245      $10.682        2,256
                              2010       $10.682      $13.307        2,164
                              2011       $13.307      $13.145        1,856
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.370        9,490
                              2010       $12.370      $13.646        9,774
                              2011       $13.646      $13.625        9,418
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.678      $12.050          233
                              2004       $12.050      $12.773          239
                              2005       $12.773      $13.013          237
                              2006       $13.013      $14.268          235
                              2007       $14.268      $14.109          228
                              2008       $14.109      $ 8.193          201
                              2009       $ 8.193      $10.082          229
                              2010       $10.082      $10.946          235
                              2011       $10.946      $11.020          222
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.748      $12.398            0
                              2004       $12.398      $13.252            0
                              2005       $13.252      $13.887            0
                              2006       $13.887      $15.354            0
                              2007       $15.354      $15.481            0
                              2008       $15.481      $10.112            0
                              2009       $10.112      $13.393            0
                              2010       $13.393      $15.047            0
                              2011       $15.047      $14.679            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.230      $11.271        1,302
                              2004       $11.271      $11.828        1,389
                              2005       $11.828      $13.117        1,335
                              2006       $13.117      $13.209        1,306
                              2007       $13.209      $12.860        1,404
                              2008       $12.860      $10.447        1,123
                              2009       $10.447      $12.895        1,213
                              2010       $12.895      $12.944        1,308
                              2011       $12.944      $12.531        1,281
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $10.989      $13.468        3,461
                              2004       $13.468      $16.699            0
                              2005       $16.699      $17.762            0
                              2006       $17.762      $22.105            0
                              2007       $22.105      $25.970            0
                              2008       $25.970      $17.683            0
                              2009       $17.683      $18.596            0
                              2010       $18.596      $18.551            0
                              2011       $18.551      $17.191            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.989      $13.468        3,461
                              2004       $13.468      $14.659        3,469
                              2005       $14.659      $15.111        3,408
                              2006       $15.111      $17.160        1,860
                              2007       $17.160      $15.793        1,972
                              2008       $15.793      $ 9.483        2,013
                              2009       $ 9.483      $12.060        2,127
                              2010       $12.060      $13.512        2,150
                              2011       $13.512      $12.623        2,134
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.861      $13.308          208
                              2004       $13.308      $14.411        3,139
                              2005       $14.411      $14.555        3,098
                              2006       $14.555      $15.759        3,081
                              2007       $15.759      $15.867        3,049
                              2008       $15.867      $11.492        2,643
                              2009       $11.492      $16.907        1,697
                              2010       $16.907      $18.888        1,661
                              2011       $18.888      $18.828        1,637
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.352      $10.414        4,592
                              2004       $10.414      $10.653        5,209
                              2005       $10.653      $10.683        5,209
                              2006       $10.683      $10.939        4,708
                              2007       $10.939      $11.274        1,086
                              2008       $11.274      $ 8.402          862
                              2009       $ 8.402      $12.070          770
                              2010       $12.070      $12.991          755
                              2011       $12.991      $13.363          670

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.571      $13.345        2,239
                              2004       $13.345      $15.190        2,343
                              2005       $15.190      $16.696        2,016
                              2006       $16.696      $20.891        1,654
                              2007       $20.891      $22.174        3,116
                              2008       $22.174      $12.174        3,738
                              2009       $12.174      $14.864        3,467
                              2010       $14.864      $16.021        3,544
                              2011       $16.021      $13.036        3,675
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.688      $12.956          219
                              2004       $12.956      $14.296          222
                              2005       $14.296      $15.238          211
                              2006       $15.238      $17.008          200
                              2007       $17.008      $15.799          198
                              2008       $15.799      $ 9.355          191
                              2009       $ 9.355      $11.989          200
                              2010       $11.989      $13.380          199
                              2011       $13.380      $13.113          184
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.933      $ 9.826           61
                              2004       $ 9.826      $ 9.689           73
                              2005       $ 9.689      $ 9.732           79
                              2006       $ 9.732      $ 9.953           81
                              2007       $ 9.953      $10.215           87
                              2008       $10.215      $10.264           63
                              2009       $10.264      $10.075           68
                              2010       $10.075      $ 9.873           77
                              2011       $ 9.873      $ 9.673           73
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.975      $13.459            0
                              2004       $13.459      $14.543            0
                              2005       $14.543      $15.673            0
                              2006       $15.673      $16.668            0
                              2007       $16.668      $17.263            0
                              2008       $17.263      $10.358            0
                              2009       $10.358      $13.408            0
                              2010       $13.408      $15.703        3,043
                              2011       $15.703      $14.601        2,933

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.317      $14.533         8,832
                              2004       $14.533      $16.433         8,984
                              2005       $16.433      $17.048         8,415
                              2006       $17.048      $19.375         7,438
                              2007       $19.375      $18.050         7,286
                              2008       $18.050      $ 9.767        10,881
                              2009       $ 9.767      $ 9.191             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.837      $13.059             0
                              2004       $13.059      $13.760             0
                              2005       $13.760      $14.156             0
                              2006       $14.156      $15.436             0
                              2007       $15.436      $15.204             0
                              2008       $15.204      $ 9.153             0
                              2009       $ 9.153      $11.942             0
                              2010       $11.942      $13.614             0
                              2011       $13.614      $13.104             0
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.794      $13.524         3,164
                              2004       $13.524      $15.713         3,459
                              2005       $15.713      $17.264         2,997
                              2006       $17.264      $17.835         2,790
                              2007       $17.835      $18.134         2,439
                              2008       $18.134      $ 9.673         3,809
                              2009       $ 9.673      $13.148         3,181
                              2010       $13.148      $14.975             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.575      $12.264        11,872
                              2004       $12.264      $12.721        13,626
                              2005       $12.721      $13.172        13,285
                              2006       $13.172      $13.605        12,848
                              2007       $13.605      $14.062        14,015
                              2008       $14.062      $ 8.673        16,623
                              2009       $ 8.673      $13.926        12,913
                              2010       $13.926      $16.479        12,587
                              2011       $16.479      $13.262        13,541
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.285      $13.835             0
                              2004       $13.835      $14.919             0
                              2005       $14.919      $16.389             0
                              2006       $16.389      $17.790             0
                              2007       $17.790      $18.540             0
                              2008       $18.540      $15.441             0
                              2009       $15.441      $19.681             0
                              2010       $19.681      $21.158             0
                              2011       $21.158      $22.154             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $11.047          0
                              2005       $11.047      $12.118          0
                              2006       $12.118      $14.425          0
                              2007       $14.425      $15.511          0
                              2008       $15.511      $10.797          0
                              2009       $10.797      $13.704          0
                              2010       $13.704      $15.310          0
                              2011       $15.310      $16.356          0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.730          0
                              2005       $10.730      $12.164          0
                              2006       $12.164      $12.405          0
                              2007       $12.405      $14.813          0
                              2008       $14.813      $ 7.373          0
                              2009       $ 7.373      $11.957          0
                              2010       $11.957      $14.391          0
                              2011       $14.391      $13.704          0
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.705          0
                              2005       $10.705      $12.111          0
                              2006       $12.111      $12.316          0
                              2007       $12.316      $14.677          0
                              2008       $14.677      $ 7.282          0
                              2009       $ 7.282      $11.781          0
                              2010       $11.781      $14.151          0
                              2011       $14.151      $13.441          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.803          0
                              2007       $ 9.803      $11.773          0
                              2008       $11.773      $ 6.133          0
                              2009       $ 6.133      $ 9.455          0
                              2010       $ 9.455      $12.251          0
                              2011       $12.251      $11.140          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.552          0
                              2004       $13.552      $15.791          0
                              2005       $15.791      $17.463          0
                              2006       $17.463      $19.132          0
                              2007       $19.132      $19.295          0
                              2008       $19.295      $11.258          0
                              2009       $11.258      $16.173          0
                              2010       $16.173      $20.051          0
                              2011       $20.051      $17.930          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.376      $14.470          0
                              2004       $14.470      $19.288          0
                              2005       $19.288      $22.061          0
                              2006       $22.061      $29.754          0
                              2007       $29.754      $24.110          0
                              2008       $24.110      $14.629          0
                              2009       $14.629      $18.414          0
                              2010       $18.414      $23.365          0
                              2011       $23.365      $24.185          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.850          0
                              2005       $ 9.850      $ 9.884          0
                              2006       $ 9.884      $10.086          0
                              2007       $10.086      $10.320          0
                              2008       $10.320      $10.290          0
                              2009       $10.290      $10.089          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV
   DEATH BENEFIT OPTION OR ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                           BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 1.9


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.235          0
                              2007       $10.235      $11.754          0
                              2008       $11.754      $ 6.595          0
                              2009       $ 6.595      $ 8.747          0
                              2010       $ 8.747      $10.014          0
                              2011       $10.014      $ 9.532          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.426          0
                              2007       $10.426      $11.066          0
                              2008       $11.066      $ 8.108          0
                              2009       $ 8.108      $ 9.840          0
                              2010       $ 9.840      $10.843          0
                              2011       $10.843      $10.572          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.455          0
                              2007       $10.455      $11.256          0
                              2008       $11.256      $ 7.406          0
                              2009       $ 7.406      $ 9.321          0
                              2010       $ 9.321      $10.434          0
                              2011       $10.434      $10.089          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.464          0
                              2007       $10.464      $11.380          0
                              2008       $11.380      $ 6.888          0
                              2009       $ 6.888      $ 8.847          0
                              2010       $ 8.847      $10.039          0
                              2011       $10.039      $ 9.552          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.317            0
                              2007       $10.317      $10.698            0
                              2008       $10.698      $ 9.353            0
                              2009       $ 9.353      $10.498            0
                              2010       $10.498      $11.024            0
                              2011       $11.024      $10.944            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.713            0
                              2007       $ 9.713      $11.630            0
                              2008       $11.630      $ 6.289            0
                              2009       $ 6.289      $ 8.893            0
                              2010       $ 8.893      $10.428            0
                              2011       $10.428      $10.257            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.787            0
                              2007       $10.787      $11.107            0
                              2008       $11.107      $ 6.834            0
                              2009       $ 6.834      $ 8.451            0
                              2010       $ 8.451      $ 9.493            0
                              2011       $ 9.493      $ 9.461            0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.845            0
                              2007       $ 9.845      $11.116            0
                              2008       $11.116      $ 6.573            0
                              2009       $ 6.573      $ 8.994            0
                              2010       $ 8.994      $11.322            0
                              2011       $11.322      $ 9.883            0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.842            0
                              2003       $10.842      $13.343        6,426
                              2004       $13.343      $14.451        6,510
                              2005       $14.451      $14.647        7,421
                              2006       $14.647      $16.745          208
                              2007       $16.745      $15.785        2,106
                              2008       $15.785      $10.023        1,350
                              2009       $10.023      $12.420          830
                              2010       $12.420      $14.188          325
                              2011       $14.188      $14.227          230

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.202             0
                              2005       $11.202      $11.145         2,174
                              2006       $11.145      $12.903           452
                              2007       $12.903      $13.106         2,155
                              2008       $13.106      $ 9.027           658
                              2009       $ 9.027      $11.984           316
                              2010       $11.984      $13.221             0
                              2011       $13.221      $13.254             0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.512         2,546
                              2005       $10.512      $10.402         5,101
                              2006       $10.402      $11.295             0
                              2007       $11.295      $11.747         4,544
                              2008       $11.747      $ 7.530         2,486
                              2009       $ 7.530      $ 9.564           446
                              2010       $ 9.564      $10.450           463
                              2011       $10.450      $10.078           451
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.215             0
                              2003       $11.215      $14.509         5,023
                              2004       $14.509      $17.579         5,513
                              2005       $17.579      $18.722         6,509
                              2006       $18.722      $21.445             0
                              2007       $21.445      $20.495         2,275
                              2008       $20.495      $13.440         1,693
                              2009       $13.440      $16.996         1,040
                              2010       $16.996      $21.338           643
                              2011       $21.338      $20.107           610
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.525             0
                              2003       $11.525      $15.487           710
                              2004       $15.487      $16.904           699
                              2005       $16.904      $17.344           410
                              2006       $17.344      $18.459           323
                              2007       $18.459      $20.102             0
                              2008       $20.102      $11.317             0
                              2009       $11.317      $15.909             0
                              2010       $15.909      $19.880             0
                              2011       $19.880      $18.525             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.218        44,845
                              2005       $10.218      $10.245        45,581
                              2006       $10.245      $10.435             0
                              2007       $10.435      $10.891        45,574
                              2008       $10.891      $11.472        45,571
                              2009       $11.472      $11.580        45,193
                              2010       $11.580      $11.937        44,845
                              2011       $11.937      $12.352             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.981             0
                              2007       $10.981      $12.024             0
                              2008       $12.024      $ 8.423             0
                              2009       $ 8.423      $10.169             0
                              2010       $10.169      $11.148             0
                              2011       $11.148      $10.592             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.315             0
                              2003       $10.315      $12.640         9,005
                              2004       $12.640      $13.939         9,265
                              2005       $13.939      $15.089        10,039
                              2006       $15.089      $17.490           257
                              2007       $17.490      $17.719         3,705
                              2008       $17.719      $10.910         2,612
                              2009       $10.910      $13.465         2,687
                              2010       $13.465      $14.660         2,703
                              2011       $14.660      $14.204         2,617
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.223             0
                              2003       $11.223      $16.813         1,398
                              2004       $16.813      $20.529         1,470
                              2005       $20.529      $25.615         1,211
                              2006       $25.615      $32.126             0
                              2007       $32.126      $40.505           157
                              2008       $40.505      $18.755           198
                              2009       $18.755      $31.694            27
                              2010       $31.694      $36.489            27
                              2011       $36.489      $30.063            30
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.466             0
                              2003       $10.466      $13.549         5,060
                              2004       $13.549      $15.724        36,128
                              2005       $15.724      $16.961        38,734
                              2006       $16.961      $20.170           156
                              2007       $20.170      $22.798        33,984
                              2008       $22.798      $13.308        32,528
                              2009       $13.308      $17.857        31,608
                              2010       $17.857      $18.954        31,189
                              2011       $18.954      $16.584           791
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.712             0
                              2003       $10.712      $12.841             0
                              2004       $12.841      $14.426             0
                              2005       $14.426      $13.690             0
                              2006       $13.690      $15.117             0
                              2007       $15.117      $16.428             0
                              2008       $16.428      $17.083             0
                              2009       $17.083      $19.850             0
                              2010       $19.850      $22.244             0
                              2011       $22.244      $21.590             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.402             0
                              2003       $ 9.402      $11.695         4,209
                              2004       $11.695      $12.226         4,357
                              2005       $12.226      $12.886         4,313
                              2006       $12.886      $12.948           187
                              2007       $12.948      $14.786           225
                              2008       $14.786      $ 7.366           238
                              2009       $ 7.366      $11.947           182
                              2010       $11.947      $13.986           162
                              2011       $13.986      $12.819           124
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.305           947
                              2005       $11.305      $11.524         2,082
                              2006       $11.524      $13.094           357
                              2007       $13.094      $12.521         1,877
                              2008       $12.521      $ 7.870           952
                              2009       $ 7.870      $ 9.894           173
                              2010       $ 9.894      $11.208           173
                              2011       $11.208      $10.743           169
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.929        86,523
                              2005       $10.929      $11.492        86,523
                              2006       $11.492      $12.667             0
                              2007       $12.667      $12.818        86,523
                              2008       $12.818      $ 9.703        86,523
                              2009       $ 9.703      $11.637        86,523
                              2010       $11.637      $12.765        86,523
                              2011       $12.765      $12.336             0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.643             0
                              2003       $10.643      $13.306         1,967
                              2004       $13.306      $14.867         2,268
                              2005       $14.867      $15.972         3,030
                              2006       $15.972      $18.137             0
                              2007       $18.137      $18.204         2,689
                              2008       $18.204      $12.082         1,383
                              2009       $12.082      $14.682         1,182
                              2010       $14.682      $16.128         1,202
                              2011       $16.128      $15.434         1,209

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.092             0
                              2005       $11.092      $12.068             0
                              2006       $12.068      $12.398             0
                              2007       $12.398      $14.274             0
                              2008       $14.274      $ 7.430             0
                              2009       $ 7.430      $11.375             0
                              2010       $11.375      $14.175             0
                              2011       $14.175      $12.581             0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.268         3,898
                              2005       $11.268      $12.391         3,371
                              2006       $12.391      $14.644           857
                              2007       $14.644      $15.461           806
                              2008       $15.461      $ 8.887           946
                              2009       $ 8.887      $12.113           916
                              2010       $12.113      $14.498           849
                              2011       $14.498      $14.327           827
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.261             0
                              2005       $11.261      $12.366             0
                              2006       $12.366      $14.606             0
                              2007       $14.606      $15.406             0
                              2008       $15.406      $ 8.836             0
                              2009       $ 8.836      $12.039             0
                              2010       $12.039      $14.402             0
                              2011       $14.402      $14.218             0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.349        44,723
                              2005       $10.349      $10.266        45,957
                              2006       $10.266      $10.990             0
                              2007       $10.990      $11.425        46,285
                              2008       $11.425      $ 9.224        45,309
                              2009       $ 9.224      $12.131        45,144
                              2010       $12.131      $13.340        45,194
                              2011       $13.340      $13.634           479
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.898        87,927
                              2005       $10.898      $11.413        89,292
                              2006       $11.413      $12.811             0
                              2007       $12.811      $13.385        89,256
                              2008       $13.385      $ 9.348        89,102
                              2009       $ 9.348      $11.529        87,742
                              2010       $11.529      $13.437        87,089
                              2011       $13.437      $12.566           145

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.882            0
                              2005       $10.882      $11.001        1,379
                              2006       $11.001      $12.633            0
                              2007       $12.633      $12.793        1,366
                              2008       $12.793      $ 7.963        1,360
                              2009       $ 7.963      $ 9.270          653
                              2010       $ 9.270      $10.657            0
                              2011       $10.657      $ 9.800            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.130            0
                              2005       $11.130      $11.402            0
                              2006       $11.402      $12.046            0
                              2007       $12.046      $14.302            0
                              2008       $14.302      $ 8.648            0
                              2009       $ 8.648      $12.324            0
                              2010       $12.324      $14.832            0
                              2011       $14.832      $13.064            0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.113          963
                              2005       $11.113      $11.776        4,779
                              2006       $11.776      $12.941            0
                              2007       $12.941      $12.743        4,583
                              2008       $12.743      $ 7.566        2,333
                              2009       $ 7.566      $ 9.379          820
                              2010       $ 9.379      $11.519          168
                              2011       $11.519      $10.826          168
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.687            0
                              2003       $10.687      $13.047        3,436
                              2004       $13.047      $14.025        3,614
                              2005       $14.025      $14.237        4,702
                              2006       $14.237      $15.454          166
                              2007       $15.454      $15.657        2,243
                              2008       $15.657      $ 8.643        2,238
                              2009       $ 8.643      $10.290        1,690
                              2010       $10.290      $11.353        1,185
                              2011       $11.353      $11.159        1,185
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.256          184
                              2004       $12.256      $12.794          506
                              2005       $12.794      $13.136        1,441
                              2006       $13.136      $13.850          319
                              2007       $13.850      $15.439        1,119
                              2008       $15.439      $ 8.213          422
                              2009       $ 8.213      $11.592          376
                              2010       $11.592      $12.388          367
                              2011       $12.388      $11.963          267

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.097             0
                              2005       $10.097      $10.118             0
                              2006       $10.118      $10.395             0
                              2007       $10.395      $10.593             0
                              2008       $10.593      $ 6.319             0
                              2009       $ 6.319      $ 6.747             0
                              2010       $ 6.747      $ 7.351             0
                              2011       $ 7.351      $ 7.768             0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.139             0
                              2003       $10.139      $14.183         3,340
                              2004       $14.183      $16.508         3,388
                              2005       $16.508      $18.437         3,080
                              2006       $18.437      $21.187             0
                              2007       $21.187      $22.003         1,507
                              2008       $22.003      $12.854         1,239
                              2009       $12.854      $17.538         1,199
                              2010       $17.538      $19.869         1,161
                              2011       $19.869      $17.795         1,154
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.542             0
                              2003       $10.542      $12.093         7,516
                              2004       $12.093      $12.839        80,633
                              2005       $12.839      $12.883        82,767
                              2006       $12.883      $13.527             0
                              2007       $13.527      $14.507        75,513
                              2008       $14.507      $12.147        73,669
                              2009       $12.147      $14.082        73,742
                              2010       $14.082      $15.825        73,509
                              2011       $15.825      $15.595           932
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.652             0
                              2003       $10.652      $12.911           258
                              2004       $12.911      $13.745         1,472
                              2005       $13.745      $13.728         2,043
                              2006       $13.728      $14.682           426
                              2007       $14.682      $14.306         2,562
                              2008       $14.306      $ 3.001         5,307
                              2009       $ 3.001      $ 3.701         3,953
                              2010       $ 3.701      $ 4.147         3,622
                              2011       $ 4.147      $ 3.957         3,172

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.168             0
                              2003       $10.168      $12.588         7,819
                              2004       $12.588      $13.452         8,198
                              2005       $13.452      $13.928        10,677
                              2006       $13.928      $15.650           257
                              2007       $15.650      $15.958         2,647
                              2008       $15.958      $ 9.589           597
                              2009       $ 9.589      $12.017           573
                              2010       $12.017      $13.628           566
                              2011       $13.628      $13.301           484
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.345             0
                              2003       $10.345      $14.610         3,964
                              2004       $14.610      $17.048         3,820
                              2005       $17.048      $18.315         4,383
                              2006       $18.315      $20.562           217
                              2007       $20.562      $19.850           542
                              2008       $19.850      $12.048             0
                              2009       $12.048      $16.147             0
                              2010       $16.147      $19.455             0
                              2011       $19.455      $18.596             0
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.052             0
                              2003       $10.052      $12.345         2,820
                              2004       $12.345      $14.436         2,727
                              2005       $14.436      $15.829         2,874
                              2006       $15.829      $15.918           277
                              2007       $15.918      $16.524           725
                              2008       $16.524      $ 8.217           732
                              2009       $ 8.217      $10.640           493
                              2010       $10.640      $13.248           256
                              2011       $13.248      $13.080           220
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.321             0
                              2010       $12.321      $13.585             0
                              2011       $13.585      $13.557             0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.506             0
                              2003       $10.506      $12.039         5,770
                              2004       $12.039      $12.755         6,203
                              2005       $12.755      $12.988         5,802
                              2006       $12.988      $14.234             0
                              2007       $14.234      $14.068         1,872
                              2008       $14.068      $ 8.164         1,872
                              2009       $ 8.164      $10.042         1,872
                              2010       $10.042      $10.897         1,872
                              2011       $10.897      $10.965         1,872

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.379            0
                              2003       $10.379      $12.387        2,817
                              2004       $12.387      $13.233        2,809
                              2005       $13.233      $13.861        2,801
                              2006       $13.861      $15.317            0
                              2007       $15.317      $15.436        1,334
                              2008       $15.436      $10.077        1,334
                              2009       $10.077      $13.340        1,334
                              2010       $13.340      $14.980        1,334
                              2011       $14.980      $14.606        1,334
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.715            0
                              2003       $ 9.715      $11.261          870
                              2004       $11.261      $11.812          986
                              2005       $11.812      $13.092          767
                              2006       $13.092      $13.177            0
                              2007       $13.177      $12.823            0
                              2008       $12.823      $10.411            0
                              2009       $10.411      $12.844            0
                              2010       $12.844      $12.886            0
                              2011       $12.886      $12.468            0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.460            0
                              2003       $11.460      $14.006            0
                              2004       $14.006      $16.675            0
                              2005       $16.675      $17.728            0
                              2006       $17.728      $22.051            0
                              2007       $22.051      $25.894            0
                              2008       $25.894      $17.622            0
                              2009       $17.622      $18.523            0
                              2010       $18.523      $18.468            0
                              2011       $18.468      $17.106            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.788            0
                              2003       $10.788      $13.456          285
                              2004       $13.456      $14.638          264
                              2005       $14.638      $15.083          263
                              2006       $15.083      $17.118            0
                              2007       $17.118      $15.746          180
                              2008       $15.746      $ 9.451          206
                              2009       $ 9.451      $12.012          243
                              2010       $12.012      $13.452            0
                              2011       $13.452      $12.560            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.731             0
                              2003       $10.731      $13.296         6,034
                              2004       $13.296      $14.391         6,010
                              2005       $14.391      $14.527         5,986
                              2006       $14.527      $15.721             0
                              2007       $15.721      $15.821         2,089
                              2008       $15.821      $11.452         2,081
                              2009       $11.452      $16.840         2,030
                              2010       $16.840      $18.803         2,028
                              2011       $18.803      $18.734         2,007
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.176             0
                              2003       $10.176      $10.404        11,568
                              2004       $10.404      $10.638        12,696
                              2005       $10.638      $10.662        15,392
                              2006       $10.662      $10.912             0
                              2007       $10.912      $11.241         5,411
                              2008       $11.241      $ 8.373         3,221
                              2009       $ 8.373      $12.023         3,024
                              2010       $12.023      $12.933         2,763
                              2011       $12.933      $13.297         2,556
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.595             0
                              2003       $10.595      $13.333           222
                              2004       $13.333      $15.169           202
                              2005       $15.169      $16.664           187
                              2006       $16.664      $20.840             0
                              2007       $20.840      $22.109            97
                              2008       $22.109      $12.132            96
                              2009       $12.132      $14.805           129
                              2010       $14.805      $15.949             0
                              2011       $15.949      $12.972             0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.398             0
                              2003       $10.398      $12.944         2,784
                              2004       $12.944      $14.276         2,776
                              2005       $14.276      $15.209         2,768
                              2006       $15.209      $16.967             0
                              2007       $16.967      $15.752         1,319
                              2008       $15.752      $ 9.323         1,319
                              2009       $ 9.323      $11.942         1,319
                              2010       $11.942      $13.320         1,319
                              2011       $13.320      $13.048         1,319

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.976            0
                              2003       $ 9.976      $ 9.817            0
                              2004       $ 9.817      $ 9.675            0
                              2005       $ 9.675      $ 9.713        7,664
                              2006       $ 9.713      $ 9.929            0
                              2007       $ 9.929      $10.185        3,649
                              2008       $10.185      $10.228        1,531
                              2009       $10.228      $10.035          734
                              2010       $10.035      $ 9.829            0
                              2011       $ 9.829      $ 9.625            0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.370            0
                              2003       $10.370      $13.447        2,712
                              2004       $13.447      $14.523        2,757
                              2005       $14.523      $15.643        2,526
                              2006       $15.643      $16.627            0
                              2007       $16.627      $17.212            0
                              2008       $17.212      $10.322            0
                              2009       $10.322      $13.355            0
                              2010       $13.355      $15.633            0
                              2011       $15.633      $14.529            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.194            0
                              2003       $11.194      $14.520        2,592
                              2004       $14.520      $16.410        2,358
                              2005       $16.410      $17.015        2,996
                              2006       $17.015      $19.329            0
                              2007       $19.329      $17.997          597
                              2008       $17.997      $ 9.734            0
                              2009       $ 9.734      $ 9.159            0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.633            0
                              2003       $10.633      $13.047            0
                              2004       $13.047      $13.741            0
                              2005       $13.741      $14.129            0
                              2006       $14.129      $15.399            0
                              2007       $15.399      $15.160            0
                              2008       $15.160      $ 9.121            0
                              2009       $ 9.121      $11.895            0
                              2010       $11.895      $13.553            0
                              2011       $13.553      $13.039            0
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.363            0
                              2003       $10.363      $13.512          141
                              2004       $13.512      $15.691          125
                              2005       $15.691      $17.231          116
                              2006       $17.231      $17.792            0
                              2007       $17.792      $18.081          113
                              2008       $18.081      $ 9.640          121
                              2009       $ 9.640      $13.096          147
                              2010       $13.096      $14.911            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.100             0
                              2003       $10.100      $12.353         1,397
                              2004       $12.353      $12.703         1,375
                              2005       $12.703      $13.146         1,527
                              2006       $13.146      $13.572             0
                              2007       $13.572      $14.020         1,634
                              2008       $14.020      $ 8.644         1,717
                              2009       $ 8.644      $13.870         1,483
                              2010       $13.870      $16.405         1,141
                              2011       $16.405      $13.196         1,273
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.050             0
                              2003       $11.050      $13.823             0
                              2004       $13.823      $14.898        31,789
                              2005       $14.898      $16.358        31,768
                              2006       $16.358      $17.747             0
                              2007       $17.747      $18.485        32,828
                              2008       $18.485      $15.388        32,574
                              2009       $15.388      $19.603        32,286
                              2010       $19.603      $21.063        32,351
                              2011       $21.063      $22.044           869
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.041             0
                              2005       $11.041      $12.106             0
                              2006       $12.106      $14.403             0
                              2007       $14.403      $15.480             0
                              2008       $15.480      $10.770             0
                              2009       $10.770      $13.662             0
                              2010       $13.662      $15.256             0
                              2011       $15.256      $16.289             0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.727             0
                              2005       $10.727      $12.153             0
                              2006       $12.153      $12.388             0
                              2007       $12.388      $14.785             0
                              2008       $14.785      $ 7.355             0
                              2009       $ 7.355      $11.923             0
                              2010       $11.923      $14.343             0
                              2011       $14.343      $13.650             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.701            0
                              2005       $10.701      $12.100            0
                              2006       $12.100      $12.300            0
                              2007       $12.300      $14.650            0
                              2008       $14.650      $ 7.265            0
                              2009       $ 7.265      $11.747            0
                              2010       $11.747      $14.103            0
                              2011       $14.103      $13.389            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.799            0
                              2007       $ 9.799      $11.763          342
                              2008       $11.763      $ 6.125          302
                              2009       $ 6.125      $ 9.437          319
                              2010       $ 9.437      $12.222          288
                              2011       $12.222      $11.108          246
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.547           82
                              2004       $13.547      $15.778          209
                              2005       $15.778      $17.439          183
                              2006       $17.439      $19.097            0
                              2007       $19.097      $19.249          165
                              2008       $19.249      $11.225          160
                              2009       $11.225      $16.118          135
                              2010       $16.118      $19.972          120
                              2011       $19.972      $17.851           88
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.691            0
                              2003       $10.691      $14.457        4,677
                              2004       $14.457      $19.261        4,870
                              2005       $19.261      $22.019        4,352
                              2006       $22.019      $29.682            0
                              2007       $29.682      $24.039          774
                              2008       $24.039      $14.579          809
                              2009       $14.579      $18.341          670
                              2010       $18.341      $23.260          416
                              2011       $23.260      $24.065          381
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.845            0
                              2005       $ 9.845      $ 9.874            0
                              2006       $ 9.874      $10.071            0
                              2007       $10.071      $10.299            0
                              2008       $10.299      $10.264            0
                              2009       $10.264      $10.058            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE ENHANCED BENEFICIARY
                      PROTECTION (ANNUAL INCREASE) OPTION

                          MORTALITY & EXPENSE = 1.95


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.231            0
                              2007       $10.231      $11.743          815
                              2008       $11.743      $ 6.586          819
                              2009       $ 6.586      $ 8.731          962
                              2010       $ 8.731      $ 9.990          993
                              2011       $ 9.990      $ 9.505        3,021
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.422            0
                              2007       $10.422      $11.057            0
                              2008       $11.057      $ 8.097            0
                              2009       $ 8.097      $ 9.822            0
                              2010       $ 9.822      $10.818            0
                              2011       $10.818      $10.541            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.452            0
                              2007       $10.452      $11.246            0
                              2008       $11.246      $ 7.396            0
                              2009       $ 7.396      $ 9.303            0
                              2010       $ 9.303      $10.409            0
                              2011       $10.409      $10.060            0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.461            0
                              2007       $10.461      $11.370            0
                              2008       $11.370      $ 6.879            0
                              2009       $ 6.879      $ 8.831            0
                              2010       $ 8.831      $10.015            0
                              2011       $10.015      $ 9.524            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.313             0
                              2007       $10.313      $10.688             0
                              2008       $10.688      $ 9.340             0
                              2009       $ 9.340      $10.478             0
                              2010       $10.478      $10.998             0
                              2011       $10.998      $10.913             0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.710             0
                              2007       $ 9.710      $11.620             0
                              2008       $11.620      $ 6.280             0
                              2009       $ 6.280      $ 8.876         3,625
                              2010       $ 8.876      $10.403             0
                              2011       $10.403      $10.227             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.783             0
                              2007       $10.783      $11.098             0
                              2008       $11.098      $ 6.825             0
                              2009       $ 6.825      $ 8.435             0
                              2010       $ 8.435      $ 9.470             0
                              2011       $ 9.470      $ 9.434             0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.841             0
                              2007       $ 9.841      $11.107           574
                              2008       $11.107      $ 6.564           564
                              2009       $ 6.564      $ 8.977           687
                              2010       $ 8.977      $11.295           638
                              2011       $11.295      $ 9.854             0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.693      $13.338        18,386
                              2004       $13.338      $14.438        26,140
                              2005       $14.438      $14.627        26,656
                              2006       $14.627      $16.713             0
                              2007       $16.713      $15.747        16,368
                              2008       $15.747      $ 9.994        12,229
                              2009       $ 9.994      $12.377        14,720
                              2010       $12.377      $14.133        11,510
                              2011       $14.133      $14.164         8,359
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.198         3,267
                              2005       $11.198      $11.135         5,065
                              2006       $11.135      $12.885             0
                              2007       $12.885      $13.082         2,988
                              2008       $13.082      $ 9.005         1,402
                              2009       $ 9.005      $11.949         1,469
                              2010       $11.949      $13.176         1,422
                              2011       $13.176      $13.202             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.511             0
                              2005       $10.511      $10.395           128
                              2006       $10.395      $11.282             0
                              2007       $11.282      $11.727         2,663
                              2008       $11.727      $ 7.513         1,018
                              2009       $ 7.513      $ 9.539           993
                              2010       $ 9.539      $10.417         1,019
                              2011       $10.417      $10.041           211
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.033      $14.504         8,923
                              2004       $14.504      $17.564             9
                              2005       $17.564      $18.697         9,149
                              2006       $18.697      $21.405             0
                              2007       $21.405      $20.446         2,241
                              2008       $20.446      $13.402         2,334
                              2009       $13.402      $16.938         2,391
                              2010       $16.938      $21.254         2,098
                              2011       $21.254      $20.018         1,639
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.814      $15.482             0
                              2004       $15.482      $16.889             0
                              2005       $16.889      $17.320             0
                              2006       $17.320      $18.424             0
                              2007       $18.424      $20.054             0
                              2008       $20.054      $11.285             0
                              2009       $11.285      $15.855             0
                              2010       $15.855      $19.803             0
                              2011       $19.803      $18.443             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.214             0
                              2005       $10.214      $10.237             0
                              2006       $10.237      $10.421             0
                              2007       $10.421      $10.870             0
                              2008       $10.870      $11.445        10,571
                              2009       $11.445      $11.547             0
                              2010       $11.547      $11.897             0
                              2011       $11.897      $12.304             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.977            0
                              2007       $10.977      $12.014            0
                              2008       $12.014      $ 8.411            0
                              2009       $ 8.411      $10.150            0
                              2010       $10.150      $11.121            0
                              2011       $11.121      $10.562        1,036
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.593      $12.636        2,862
                              2004       $12.636      $13.927        7,272
                              2005       $13.927      $15.069        7,809
                              2006       $15.069      $17.458            0
                              2007       $17.458      $17.677        4,366
                              2008       $17.677      $10.879        3,855
                              2009       $10.879      $13.419        3,255
                              2010       $13.419      $14.602        2,903
                              2011       $14.602      $14.141        2,000
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.668      $16.607        6,217
                              2004       $16.607      $20.512        6,786
                              2005       $20.512      $25.580        6,049
                              2006       $25.580      $32.066            0
                              2007       $32.066      $40.408        3,456
                              2008       $40.408      $18.701        2,794
                              2009       $18.701      $31.586        3,296
                              2010       $31.586      $36.347        2,088
                              2011       $36.347      $29.930        1,438
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.371      $13.544        1,407
                              2004       $13.544      $15.710        4,495
                              2005       $15.710      $16.938        5,366
                              2006       $16.938      $20.132            0
                              2007       $20.132      $22.744        4,124
                              2008       $22.744      $13.270        1,823
                              2009       $13.270      $17.796        3,474
                              2010       $17.796      $18.879        1,633
                              2011       $18.879      $16.511            0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.576      $12.837            0
                              2004       $12.837      $14.413            0
                              2005       $14.413      $13.672            0
                              2006       $13.672      $15.089            0
                              2007       $15.089      $16.388            0
                              2008       $16.388      $17.033            0
                              2009       $17.033      $19.783            0
                              2010       $19.783      $22.157            0
                              2011       $22.157      $21.495            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.910      $11.691           33
                              2004       $11.691      $12.216          209
                              2005       $12.216      $12.868          201
                              2006       $12.868      $12.924            0
                              2007       $12.924      $14.751          585
                              2008       $14.751      $ 7.345        1,463
                              2009       $ 7.345      $11.906          206
                              2010       $11.906      $13.931          155
                              2011       $13.931      $12.763           53
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.301        3,249
                              2005       $11.301      $11.514        3,989
                              2006       $11.514      $13.077            0
                              2007       $13.077      $12.497        2,051
                              2008       $12.497      $ 7.851        1,038
                              2009       $ 7.851      $ 9.866        1,071
                              2010       $ 9.866      $11.170        1,068
                              2011       $11.170      $10.701            0
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.926            0
                              2005       $10.926      $11.482            0
                              2006       $11.482      $12.650            0
                              2007       $12.650      $12.794            0
                              2008       $12.794      $ 9.680            0
                              2009       $ 9.680      $11.603            0
                              2010       $11.603      $12.721            0
                              2011       $12.721      $12.288            0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.769      $13.301        7,154
                              2004       $13.301      $14.854        8,984
                              2005       $14.854      $15.950        8,288
                              2006       $15.950      $18.103            0
                              2007       $18.103      $18.161        6,783
                              2008       $18.161      $12.047        3,358
                              2009       $12.047      $14.632        3,408
                              2010       $14.632      $16.065        3,200
                              2011       $16.065      $15.366        2,533
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.088            0
                              2005       $11.088      $12.058            0
                              2006       $12.058      $12.381            0
                              2007       $12.381      $14.247          394
                              2008       $14.247      $ 7.412          394
                              2009       $ 7.412      $11.342            0
                              2010       $11.342      $14.127            0
                              2011       $14.127      $12.531            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.264        6,564
                              2005       $11.264      $12.381        5,901
                              2006       $12.381      $14.624        4,916
                              2007       $14.624      $15.432        4,003
                              2008       $15.432      $ 8.866        1,791
                              2009       $ 8.866      $12.078        1,670
                              2010       $12.078      $14.449        1,326
                              2011       $14.449      $14.271        1,228
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.258            0
                              2005       $11.258      $12.356            0
                              2006       $12.356      $14.586            0
                              2007       $14.586      $15.377          919
                              2008       $15.377      $ 8.815          392
                              2009       $ 8.815      $12.004            0
                              2010       $12.004      $14.353            0
                              2011       $14.353      $14.163            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.348            0
                              2005       $10.348      $10.260          128
                              2006       $10.260      $10.977            0
                              2007       $10.977      $11.406            0
                              2008       $11.406      $ 9.204        3,088
                              2009       $ 9.204      $12.098        3,058
                              2010       $12.098      $13.297          394
                              2011       $13.297      $13.584           72
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.897            0
                              2005       $10.897      $11.405          121
                              2006       $11.405      $12.796            0
                              2007       $12.796      $13.363            0
                              2008       $13.363      $ 9.327        2,542
                              2009       $ 9.327      $11.499        3,274
                              2010       $11.499      $13.394          736
                              2011       $13.394      $12.519            0
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.881            0
                              2005       $10.881      $10.994            0
                              2006       $10.994      $12.619            0
                              2007       $12.619      $12.771            0
                              2008       $12.771      $ 7.946        2,569
                              2009       $ 7.946      $ 9.245        5,899
                              2010       $ 9.245      $10.623            0
                              2011       $10.623      $ 9.764        1,456

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.129            0
                              2005       $11.129      $11.395          121
                              2006       $11.395      $12.032            0
                              2007       $12.032      $14.279        1,098
                              2008       $14.279      $ 8.629        2,483
                              2009       $ 8.629      $12.291        2,483
                              2010       $12.291      $14.785            0
                              2011       $14.785      $13.015            0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.112            0
                              2005       $11.112      $11.769          723
                              2006       $11.769      $12.926            0
                              2007       $12.926      $12.722          665
                              2008       $12.722      $ 7.550        3,722
                              2009       $ 7.550      $ 9.354        3,760
                              2010       $ 9.354      $11.482        1,257
                              2011       $11.482      $10.786          204
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.098      $13.042        6,858
                              2004       $13.042      $14.013        8,687
                              2005       $14.013      $14.218        8,511
                              2006       $14.218      $15.425            0
                              2007       $15.425      $15.620        7,157
                              2008       $15.620      $ 8.618        3,117
                              2009       $ 8.618      $10.255        3,415
                              2010       $10.255      $11.308        3,352
                              2011       $11.308      $11.109        3,021
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.252        3,156
                              2004       $12.252      $12.783        6,886
                              2005       $12.783      $13.118        7,899
                              2006       $13.118      $13.824            0
                              2007       $13.824      $15.402        5,931
                              2008       $15.402      $ 8.190        5,287
                              2009       $ 8.190      $11.553        5,171
                              2010       $11.553      $12.339        5,043
                              2011       $12.339      $11.910        1,359
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.096            0
                              2005       $10.096      $10.111            0
                              2006       $10.111      $10.383            0
                              2007       $10.383      $10.575        2,472
                              2008       $10.575      $ 6.305          111
                              2009       $ 6.305      $ 6.729          136
                              2010       $ 6.729      $ 7.327          135
                              2011       $ 7.327      $ 7.740          121

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.073      $14.178         1,193
                              2004       $14.178      $16.494         3,021
                              2005       $16.494      $18.411         3,342
                              2006       $18.411      $21.147             0
                              2007       $21.147      $21.951         2,257
                              2008       $21.951      $12.817         2,343
                              2009       $12.817      $17.479         2,143
                              2010       $17.479      $19.791         1,895
                              2011       $19.791      $17.717         1,830
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.237      $12.089        10,867
                              2004       $12.089      $12.828        16,775
                              2005       $12.828      $12.865        17,082
                              2006       $12.865      $13.501             0
                              2007       $13.501      $14.473         8,572
                              2008       $14.473      $12.112         3,849
                              2009       $12.112      $14.034         4,117
                              2010       $14.034      $15.763         3,568
                              2011       $15.763      $15.527         2,341
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.721      $12.906         4,019
                              2004       $12.906      $13.733         4,047
                              2005       $13.733      $13.710         3,996
                              2006       $13.710      $14.655             0
                              2007       $14.655      $14.272         2,189
                              2008       $14.272      $ 2.992         2,162
                              2009       $ 2.992      $ 3.688         2,145
                              2010       $ 3.688      $ 4.131         2,130
                              2011       $ 4.131      $ 3.939         2,113
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.454      $12.584        10,776
                              2004       $12.584      $13.441        14,274
                              2005       $13.441      $13.909        14,081
                              2006       $13.909      $15.621             0
                              2007       $15.621      $15.920         7,125
                              2008       $15.920      $ 9.561         5,263
                              2009       $ 9.561      $11.976         5,047
                              2010       $11.976      $13.574         4,447
                              2011       $13.574      $13.243         3,094

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.704      $14.605        5,130
                              2004       $14.605      $17.034        9,638
                              2005       $17.034      $18.290        9,392
                              2006       $18.290      $20.524            0
                              2007       $20.524      $19.802        5,928
                              2008       $19.802      $12.013        3,248
                              2009       $12.013      $16.092        3,073
                              2010       $16.092      $19.379        2,662
                              2011       $19.379      $18.513        2,310
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.331      $12.341          822
                              2004       $12.341      $14.424          778
                              2005       $14.424      $15.808          828
                              2006       $15.808      $15.888            0
                              2007       $15.888      $16.485          455
                              2008       $16.485      $ 8.193          455
                              2009       $ 8.193      $10.604            0
                              2010       $10.604      $13.196            0
                              2011       $13.196      $13.022            0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.279          612
                              2010       $12.279      $13.532          311
                              2011       $13.532      $13.497            0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.672      $12.035        2,325
                              2004       $12.035      $12.744        2,616
                              2005       $12.744      $12.971        2,527
                              2006       $12.971      $14.207            0
                              2007       $14.207      $14.034            0
                              2008       $14.034      $ 8.141            0
                              2009       $ 8.141      $10.008            0
                              2010       $10.008      $10.854            0
                              2011       $10.854      $10.917            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.742      $12.383            0
                              2004       $12.383      $13.222          101
                              2005       $13.222      $13.842        1,076
                              2006       $13.842      $15.288            0
                              2007       $15.288      $15.399        1,072
                              2008       $15.399      $10.048        1,070
                              2009       $10.048      $13.294        3,388
                              2010       $13.294      $14.921        1,065
                              2011       $14.921      $14.542        1,063

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.224      $11.258             0
                              2004       $11.258      $11.801             0
                              2005       $11.801      $13.074             0
                              2006       $13.074      $13.152             0
                              2007       $13.152      $12.792             0
                              2008       $12.792      $10.381             0
                              2009       $10.381      $12.800             0
                              2010       $12.800      $12.835             0
                              2011       $12.835      $12.413             0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.636      $14.001             0
                              2004       $14.001      $16.661             0
                              2005       $16.661      $17.704             0
                              2006       $17.704      $22.010             0
                              2007       $22.010      $25.832             0
                              2008       $25.832      $17.571             0
                              2009       $17.571      $18.460             0
                              2010       $18.460      $18.396             0
                              2011       $18.396      $17.030             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.983      $13.451        10,422
                              2004       $13.451      $14.626        11,596
                              2005       $14.626      $15.062        11,440
                              2006       $15.062      $17.086             0
                              2007       $17.086      $15.709         2,753
                              2008       $15.709      $ 9.423         2,576
                              2009       $ 9.423      $11.971         2,376
                              2010       $11.971      $13.399         1,892
                              2011       $13.399      $12.505         1,743
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.854      $13.291         7,455
                              2004       $13.291      $14.378        10,771
                              2005       $14.378      $14.507        10,786
                              2006       $14.507      $15.692             0
                              2007       $15.692      $15.783         9,466
                              2008       $15.783      $11.419         4,621
                              2009       $11.419      $16.783         4,143
                              2010       $16.783      $18.730         3,259
                              2011       $18.730      $18.652         2,485
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.247      $10.401        19,659
                              2004       $10.401      $10.629        24,449
                              2005       $10.629      $10.648        25,808
                              2006       $10.648      $10.892             0
                              2007       $10.892      $11.214        17,400
                              2008       $11.214      $ 8.348         5,469
                              2009       $ 8.348      $11.982         4,936
                              2010       $11.982      $12.883         4,558
                              2011       $12.883      $13.238         3,499

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.565      $13.328         6,036
                              2004       $13.328      $15.156         6,633
                              2005       $15.156      $16.642         7,316
                              2006       $16.642      $20.801             0
                              2007       $20.801      $22.056         3,027
                              2008       $22.056      $12.097         2,108
                              2009       $12.097      $14.755         3,450
                              2010       $14.755      $15.887         1,288
                              2011       $15.887      $12.914         1,201
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.682      $12.939             0
                              2004       $12.939      $14.263             0
                              2005       $14.263      $15.188             0
                              2006       $15.188      $16.935             0
                              2007       $16.935      $15.715             0
                              2008       $15.715      $ 9.296             0
                              2009       $ 9.296      $11.901             0
                              2010       $11.901      $13.268             0
                              2011       $13.268      $12.990             0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.928      $ 9.813         3,027
                              2004       $ 9.813      $ 9.667         5,006
                              2005       $ 9.667      $ 9.700         4,553
                              2006       $ 9.700      $ 9.910             0
                              2007       $ 9.910      $10.161         5,268
                              2008       $10.161      $10.199        13,211
                              2009       $10.199      $10.001         2,960
                              2010       $10.001      $ 9.791         3,022
                              2011       $ 9.791      $ 9.583         1,618
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.969      $13.442             0
                              2004       $13.442      $14.510           174
                              2005       $14.510      $15.621           173
                              2006       $15.621      $16.596             0
                              2007       $16.596      $17.171             0
                              2008       $17.171      $10.293             0
                              2009       $10.293      $13.309             0
                              2010       $13.309      $15.572             0
                              2011       $15.572      $14.465             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.310      $14.515           317
                              2004       $14.515      $16.396           692
                              2005       $16.396      $16.992           689
                              2006       $16.992      $19.292             0
                              2007       $19.292      $17.954         1,422
                              2008       $17.954      $ 9.706         1,051
                              2009       $ 9.706      $ 9.132             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.831      $13.043            31
                              2004       $13.043      $13.729           366
                              2005       $13.729      $14.109           360
                              2006       $14.109      $15.370             0
                              2007       $15.370      $15.124           184
                              2008       $15.124      $ 9.095           190
                              2009       $ 9.095      $11.854           200
                              2010       $11.854      $13.500           156
                              2011       $13.500      $12.981            56
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.788      $13.507         4,502
                              2004       $13.507      $15.678         6,017
                              2005       $15.678      $17.208         5,801
                              2006       $17.208      $17.758             0
                              2007       $17.758      $18.038             0
                              2008       $18.038      $ 9.612             0
                              2009       $ 9.612      $13.051             0
                              2010       $13.051      $14.854             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.569      $12.348        14,062
                              2004       $12.348      $12.692        20,886
                              2005       $12.692      $13.129        22,486
                              2006       $13.129      $13.547             0
                              2007       $13.547      $13.987         3,994
                              2008       $13.987      $ 8.619         3,594
                              2009       $ 8.619      $13.823         5,129
                              2010       $13.823      $16.341         2,260
                              2011       $16.341      $13.138         2,082
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.278      $13.818             0
                              2004       $13.818      $14.885         1,520
                              2005       $14.885      $16.335         1,471
                              2006       $16.335      $17.714             0
                              2007       $17.714      $18.441           334
                              2008       $18.441      $15.343           295
                              2009       $15.343      $19.536           254
                              2010       $19.536      $20.981           231
                              2011       $20.981      $21.947           334

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $11.036        3,343
                              2005       $11.036      $12.094        3,262
                              2006       $12.094      $14.381            0
                              2007       $14.381      $15.448        1,169
                              2008       $15.448      $10.742            0
                              2009       $10.742      $13.620          461
                              2010       $13.620      $15.201          480
                              2011       $15.201      $16.223            0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.723        5,758
                              2005       $10.723      $12.143        5,204
                              2006       $12.143      $12.372        4,629
                              2007       $12.372      $14.757        3,780
                              2008       $14.757      $ 7.338        1,805
                              2009       $ 7.338      $11.888        1,496
                              2010       $11.888      $14.294        1,334
                              2011       $14.294      $13.597        1,222
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.698            0
                              2005       $10.698      $12.090            0
                              2006       $12.090      $12.283            0
                              2007       $12.283      $14.623            0
                              2008       $14.623      $ 7.248            0
                              2009       $ 7.248      $11.713            0
                              2010       $11.713      $14.055            0
                              2011       $14.055      $13.336            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.796            0
                              2007       $ 9.796      $11.753        1,656
                              2008       $11.753      $ 6.116            0
                              2009       $ 6.116      $ 9.419            0
                              2010       $ 9.419      $12.193            0
                              2011       $12.193      $11.076            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.543        2,573
                              2004       $13.543      $15.764        3,400
                              2005       $15.764      $17.415        3,362
                              2006       $17.415      $19.061            0
                              2007       $19.061      $19.203        1,000
                              2008       $19.203      $11.193        1,009
                              2009       $11.193      $16.063        2,778
                              2010       $16.063      $19.894          779
                              2011       $19.894      $17.772            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.370      $14.452         2,101
                              2004       $14.452      $19.245         4,315
                              2005       $19.245      $21.989         4,008
                              2006       $21.989      $29.627             0
                              2007       $29.627      $23.982         3,042
                              2008       $23.982      $14.536         2,820
                              2009       $14.536      $18.278         4,391
                              2010       $18.278      $23.169         2,192
                              2011       $23.169      $23.959           666
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.840         1,089
                              2005       $ 9.840      $ 9.864         1,131
                              2006       $ 9.864      $10.056             0
                              2007       $10.056      $10.278         1,198
                              2008       $10.278      $10.238        12,665
                              2009       $10.238      $10.027             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
             INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 2.0


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.228         2,751
                              2007       $10.228      $11.733         3,593
                              2008       $11.733      $ 6.577         3,629
                              2009       $ 6.577      $ 8.714         3,721
                              2010       $ 8.714      $ 9.966        10,361
                              2011       $ 9.966      $ 9.477         7,751
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.419             0
                              2007       $10.419      $11.048         7,047
                              2008       $11.048      $ 8.086             0
                              2009       $ 8.086      $ 9.803           388
                              2010       $ 9.803      $10.792           384
                              2011       $10.792      $10.511           380
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.448             0
                              2007       $10.448      $11.237             0
                              2008       $11.237      $ 7.385         3,719
                              2009       $ 7.385      $ 9.286         3,908
                              2010       $ 9.286      $10.384         3,878
                              2011       $10.384      $10.031         3,849
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.457             0
                              2007       $10.457      $11.360             0
                              2008       $11.360      $ 6.870             0
                              2009       $ 6.870      $ 8.814             0
                              2010       $ 8.814      $ 9.991             0
                              2011       $ 9.991      $ 9.496             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.310             0
                              2007       $10.310      $10.679             0
                              2008       $10.679      $ 9.327             0
                              2009       $ 9.327      $10.459           624
                              2010       $10.459      $10.972           618
                              2011       $10.972      $10.881           611
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.706             0
                              2007       $ 9.706      $11.610             0
                              2008       $11.610      $ 6.271             0
                              2009       $ 6.271      $ 8.859             0
                              2010       $ 8.859      $10.378             0
                              2011       $10.378      $10.197             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.779             0
                              2007       $10.779      $11.088             0
                              2008       $11.088      $ 6.815             0
                              2009       $ 6.815      $ 8.419             0
                              2010       $ 8.419      $ 9.448         2,551
                              2011       $ 9.448      $ 9.406         3,328
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.838           215
                              2007       $ 9.838      $11.097         2,006
                              2008       $11.097      $ 6.555         2,042
                              2009       $ 6.555      $ 8.960         1,910
                              2010       $ 8.960      $11.268           661
                              2011       $11.268      $ 9.826         1,106
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.698      $13.341        52,685
                              2004       $13.341      $14.434        54,017
                              2005       $14.434      $14.615        58,977
                              2006       $14.615      $16.691        55,989
                              2007       $16.691      $15.718        43,938
                              2008       $15.718      $ 9.971        39,765
                              2009       $ 9.971      $12.342        38,791
                              2010       $12.342      $14.085        34,822
                              2011       $14.085      $14.109        27,921
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.194           184
                              2005       $11.194      $11.126        11,392
                              2006       $11.126      $12.868        25,033
                              2007       $12.868      $13.057        29,146
                              2008       $13.057      $ 8.984        32,243
                              2009       $ 8.984      $11.915        28,422
                              2010       $11.915      $13.131        23,688
                              2011       $13.131      $13.150        13,308

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.509           480
                              2005       $10.509      $10.389        26,216
                              2006       $10.389      $11.269        34,441
                              2007       $11.269      $11.708        31,429
                              2008       $11.708      $ 7.497        26,623
                              2009       $ 7.497      $ 9.513        26,009
                              2010       $ 9.513      $10.383        24,613
                              2011       $10.383      $10.003        18,575
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.039      $14.507        27,959
                              2004       $14.507      $17.559        33,465
                              2005       $17.559      $18.682        41,357
                              2006       $18.682      $21.377        36,322
                              2007       $21.377      $20.408        23,714
                              2008       $20.408      $13.370        17,757
                              2009       $13.370      $16.890        15,636
                              2010       $16.890      $21.183        13,650
                              2011       $21.183      $19.941        11,711
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.821      $15.485             0
                              2004       $15.485      $16.884             0
                              2005       $16.884      $17.306             0
                              2006       $17.306      $18.400             0
                              2007       $18.400      $20.018             0
                              2008       $20.018      $11.258             0
                              2009       $11.258      $15.810             0
                              2010       $15.810      $19.736             0
                              2011       $19.736      $18.372             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.211         1,456
                              2005       $10.211      $10.228         2,170
                              2006       $10.228      $10.406         2,396
                              2007       $10.406      $10.850         2,341
                              2008       $10.850      $11.418         2,220
                              2009       $11.418      $11.513           289
                              2010       $11.513      $11.856         2,840
                              2011       $11.856      $12.256         2,533

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.974         5,079
                              2007       $10.974      $12.004         2,817
                              2008       $12.004      $ 8.400         2,718
                              2009       $ 8.400      $10.131         2,785
                              2010       $10.131      $11.095           409
                              2011       $11.095      $10.531           655
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.599      $12.638        56,269
                              2004       $12.638      $13.923        72,413
                              2005       $13.923      $15.057        78,534
                              2006       $15.057      $17.435        67,067
                              2007       $17.435      $17.644        40,175
                              2008       $17.644      $10.853        25,937
                              2009       $10.853      $13.381        23,377
                              2010       $13.381      $14.553        19,439
                              2011       $14.553      $14.087        19,416
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.674      $16.810        28,738
                              2004       $16.810      $20.505        21,232
                              2005       $20.505      $25.559        22,574
                              2006       $25.559      $32.024        20,363
                              2007       $32.024      $40.334        16,198
                              2008       $40.334      $18.657        10,815
                              2009       $18.657      $31.496         9,180
                              2010       $31.496      $36.225         8,903
                              2011       $36.225      $29.814         9,288
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.377      $13.547        16,870
                              2004       $13.547      $15.705        20,311
                              2005       $15.705      $16.925        25,114
                              2006       $16.925      $20.105        29,161
                              2007       $20.105      $22.702        24,369
                              2008       $22.702      $13.239        22,235
                              2009       $13.239      $17.745        20,560
                              2010       $17.745      $18.816        13,368
                              2011       $18.816      $16.447        11,852
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.583      $12.839             0
                              2004       $12.839      $14.409             0
                              2005       $14.409      $13.660             0
                              2006       $13.660      $15.069             0
                              2007       $15.069      $16.358             0
                              2008       $16.358      $16.993           297
                              2009       $16.993      $19.726           562
                              2010       $19.726      $22.082           557
                              2011       $22.082      $21.412           552

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.925      $11.693        24,418
                              2004       $11.693      $12.212        24,927
                              2005       $12.212      $12.858        27,728
                              2006       $12.858      $12.907        25,923
                              2007       $12.907      $14.724        20,414
                              2008       $14.724      $ 7.328        20,493
                              2009       $ 7.328      $11.872        19,089
                              2010       $11.872      $13.885        15,046
                              2011       $13.885      $12.713        13,675
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.297         1,925
                              2005       $11.297      $11.505        20,188
                              2006       $11.505      $13.059        25,903
                              2007       $13.059      $12.474        17,876
                              2008       $12.474      $ 7.832        13,851
                              2009       $ 7.832      $ 9.837        11,483
                              2010       $ 9.837      $11.132        10,558
                              2011       $11.132      $10.659         5,994
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.922           247
                              2005       $10.922      $11.472         3,071
                              2006       $11.472      $12.633         4,595
                              2007       $12.633      $12.770         1,995
                              2008       $12.770      $ 9.657         1,983
                              2009       $ 9.657      $11.570         2,140
                              2010       $11.570      $12.678         1,712
                              2011       $12.678      $12.240         1,547
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.775      $13.304        59,850
                              2004       $13.304      $14.850        69,967
                              2005       $14.850      $15.937        67,983
                              2006       $15.937      $18.080        65,697
                              2007       $18.080      $18.128        44,143
                              2008       $18.128      $12.019        38,739
                              2009       $12.019      $14.590        34,471
                              2010       $14.590      $16.011        28,785
                              2011       $16.011      $15.307        24,220
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.084        23,290
                              2005       $11.084      $12.047        25,887
                              2006       $12.047      $12.364        23,987
                              2007       $12.364      $14.220        19,986
                              2008       $14.220      $ 7.394        18,334
                              2009       $ 7.394      $11.310        18,000
                              2010       $11.310      $14.079         8,355
                              2011       $14.079      $12.482         6,219

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.260        38,083
                              2005       $11.260      $12.370        38,341
                              2006       $12.370      $14.605        30,699
                              2007       $14.605      $15.404        24,539
                              2008       $15.404      $ 8.845        17,784
                              2009       $ 8.845      $12.043        17,133
                              2010       $12.043      $14.400        13,303
                              2011       $14.400      $14.215        12,481
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.254         5,841
                              2005       $11.254      $12.345         7,179
                              2006       $12.345      $14.566         8,216
                              2007       $14.566      $15.348         4,743
                              2008       $15.348      $ 8.794         7,231
                              2009       $ 8.794      $11.969         6,960
                              2010       $11.969      $14.304         3,453
                              2011       $14.304      $14.107         2,765
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.347             0
                              2005       $10.347      $10.253        10,764
                              2006       $10.253      $10.965        15,981
                              2007       $10.965      $11.387        19,889
                              2008       $11.387      $ 9.184        14,931
                              2009       $ 9.184      $12.066        14,780
                              2010       $12.066      $13.255        16,398
                              2011       $13.255      $13.533        10,117
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.895            90
                              2005       $10.895      $11.398         3,079
                              2006       $11.398      $12.782         3,346
                              2007       $12.782      $13.341         3,517
                              2008       $13.341      $ 9.307         8,534
                              2009       $ 9.307      $11.468         8,430
                              2010       $11.468      $13.351         7,219
                              2011       $13.351      $12.473           789
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.880            63
                              2005       $10.880      $10.988         9,548
                              2006       $10.988      $12.604        11,457
                              2007       $12.604      $12.750         6,707
                              2008       $12.750      $ 7.928         6,676
                              2009       $ 7.928      $ 9.220         6,631
                              2010       $ 9.220      $10.589         5,138
                              2011       $10.589      $ 9.728         3,473

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.127             0
                              2005       $11.127      $11.388         3,189
                              2006       $11.388      $12.018         7,199
                              2007       $12.018      $14.255         4,584
                              2008       $14.255      $ 8.610         4,483
                              2009       $ 8.610      $12.258         3,464
                              2010       $12.258      $14.738         2,534
                              2011       $14.738      $12.967         1,512
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.110           553
                              2005       $11.110      $11.761        18,678
                              2006       $11.761      $12.912        20,540
                              2007       $12.912      $12.701        14,663
                              2008       $12.701      $ 7.533        11,381
                              2009       $ 7.533      $ 9.329         9,571
                              2010       $ 9.329      $11.446         7,370
                              2011       $11.446      $10.746         3,847
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.104      $13.045        18,537
                              2004       $13.045      $14.009        21,616
                              2005       $14.009      $14.206        24,130
                              2006       $14.206      $15.405        22,039
                              2007       $15.405      $15.591        21,004
                              2008       $15.591      $ 8.598        19,434
                              2009       $ 8.598      $10.226        17,667
                              2010       $10.226      $11.270        17,237
                              2011       $11.270      $11.066        16,097
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.248        59,697
                              2004       $12.248      $12.772        69,424
                              2005       $12.772      $13.100        60,344
                              2006       $13.100      $13.799        56,456
                              2007       $13.799      $15.365        37,725
                              2008       $15.365      $ 8.166        37,263
                              2009       $ 8.166      $11.513        33,587
                              2010       $11.513      $12.291        28,179
                              2011       $12.291      $11.857        24,219
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.095             0
                              2005       $10.095      $10.105         7,318
                              2006       $10.105      $10.371        17,491
                              2007       $10.371      $10.558        20,841
                              2008       $10.558      $ 6.291        20,764
                              2009       $ 6.291      $ 6.711        22,905
                              2010       $ 6.711      $ 7.304        22,585
                              2011       $ 7.304      $ 7.711        22,915

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.079      $14.181        25,745
                              2004       $14.181      $16.489        32,196
                              2005       $16.489      $18.397        33,906
                              2006       $18.397      $21.119        30,564
                              2007       $21.119      $21.910        22,461
                              2008       $21.910      $12.787        22,365
                              2009       $12.787      $17.429        22,069
                              2010       $17.429      $19.724        15,838
                              2011       $19.724      $17.648        13,066
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.243      $12.091        26,210
                              2004       $12.091      $12.824        43,847
                              2005       $12.824      $12.855        50,067
                              2006       $12.855      $13.484        45,897
                              2007       $13.484      $14.446        32,434
                              2008       $14.446      $12.083        35,702
                              2009       $12.083      $13.994        33,786
                              2010       $13.994      $15.710        35,018
                              2011       $15.710      $15.467        31,687
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.727      $12.909        42,583
                              2004       $12.909      $13.729        48,188
                              2005       $13.729      $13.698        46,830
                              2006       $13.698      $14.636        45,695
                              2007       $14.636      $14.246        26,973
                              2008       $14.246      $ 2.985        27,999
                              2009       $ 2.985      $ 3.678        31,109
                              2010       $ 3.678      $ 4.117        26,145
                              2011       $ 4.117      $ 3.924        23,421
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.460      $12.586        37,180
                              2004       $12.586      $13.437        51,399
                              2005       $13.437      $13.898        65,805
                              2006       $13.898      $15.601        63,905
                              2007       $15.601      $15.890        49,814
                              2008       $15.890      $ 9.539        41,325
                              2009       $ 9.539      $11.941        35,242
                              2010       $11.941      $13.529        28,481
                              2011       $13.529      $13.191        22,290

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.710      $14.608        30,156
                              2004       $14.608      $17.029        42,152
                              2005       $17.029      $18.275        43,431
                              2006       $18.275      $20.496        41,664
                              2007       $20.496      $19.766        31,534
                              2008       $19.766      $11.985        27,584
                              2009       $11.985      $16.046        25,315
                              2010       $16.046      $19.314        16,915
                              2011       $19.314      $18.442        16,686
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.337      $12.344        15,965
                              2004       $12.344      $14.419        21,094
                              2005       $14.419      $15.795        22,816
                              2006       $15.795      $15.867        23,151
                              2007       $15.867      $16.455        13,823
                              2008       $16.455      $ 8.174        12,241
                              2009       $ 8.174      $10.574        10,423
                              2010       $10.574      $13.151         6,180
                              2011       $13.151      $12.972         3,804
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.244        31,333
                              2010       $12.244      $13.486        30,804
                              2011       $13.486      $13.445        28,492
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.678      $12.037        18,618
                              2004       $12.037      $12.740        25,107
                              2005       $12.740      $12.960        26,454
                              2006       $12.960      $14.188        19,524
                              2007       $14.188      $14.008         9,363
                              2008       $14.008      $ 8.122         7,678
                              2009       $ 8.122      $ 9.980         6,438
                              2010       $ 9.980      $10.818         6,347
                              2011       $10.818      $10.875         5,345
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.748      $12.385        11,462
                              2004       $12.385      $13.218        19,346
                              2005       $13.218      $13.831        18,927
                              2006       $13.831      $15.268        18,323
                              2007       $15.268      $15.371        14,308
                              2008       $15.371      $10.024        18,546
                              2009       $10.024      $13.257        17,965
                              2010       $13.257      $14.871        17,528
                              2011       $14.871      $14.485        13,155

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.230      $11.260         5,850
                              2004       $11.260      $11.798         7,454
                              2005       $11.798      $13.063         9,878
                              2006       $13.063      $13.135         5,156
                              2007       $13.135      $12.769         5,012
                              2008       $12.769      $10.356         4,326
                              2009       $10.356      $12.764         3,055
                              2010       $12.764      $12.792         3,262
                              2011       $12.792      $12.365         3,104
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $10.989      $14.004         1,565
                              2004       $14.004      $16.656         3,376
                              2005       $16.656      $17.690         3,358
                              2006       $17.690      $21.981         1,801
                              2007       $21.981      $25.785           214
                              2008       $25.785      $17.530           213
                              2009       $17.530      $18.407           213
                              2010       $18.407      $18.334           212
                              2011       $18.334      $16.964           212
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.989      $13.454        11,832
                              2004       $13.454      $14.621        23,526
                              2005       $14.621      $15.050        23,900
                              2006       $15.050      $17.064        21,468
                              2007       $17.064      $15.680        17,929
                              2008       $15.680      $ 9.401        16,653
                              2009       $ 9.401      $11.937        16,009
                              2010       $11.937      $13.354        15,659
                              2011       $13.354      $12.456        15,466
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.861      $13.294        22,950
                              2004       $13.294      $14.374        20,081
                              2005       $14.374      $14.495        20,080
                              2006       $14.495      $15.671        18,522
                              2007       $15.671      $15.754        15,645
                              2008       $15.754      $11.392        11,476
                              2009       $11.392      $16.735        10,753
                              2010       $16.735      $18.667        10,352
                              2011       $18.667      $18.579        10,279
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.352      $10.403        49,278
                              2004       $10.403      $10.626        49,454
                              2005       $10.626      $10.639        57,689
                              2006       $10.639      $10.877        67,485
                              2007       $10.877      $11.194        59,014
                              2008       $11.194      $ 8.329        42,520
                              2009       $ 8.329      $11.948        37,576
                              2010       $11.948      $12.839        37,873
                              2011       $12.839      $13.187        34,768

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.571      $13.331        17,703
                              2004       $13.331      $15.151        19,038
                              2005       $15.151      $16.628        20,400
                              2006       $16.628      $20.774        20,429
                              2007       $20.774      $22.016        18,632
                              2008       $22.016      $12.069        16,964
                              2009       $12.069      $14.712        16,476
                              2010       $14.712      $15.833        15,776
                              2011       $15.833      $12.864        16,236
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.688      $12.942         7,495
                              2004       $12.942      $14.259         7,931
                              2005       $14.259      $15.176         8,888
                              2006       $15.176      $16.913         8,746
                              2007       $16.913      $15.686         2,824
                              2008       $15.686      $ 9.274           725
                              2009       $ 9.274      $11.867           719
                              2010       $11.867      $13.223           714
                              2011       $13.223      $12.940           708
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.933      $ 9.815         7,750
                              2004       $ 9.815      $ 9.664        23,695
                              2005       $ 9.664      $ 9.692        29,794
                              2006       $ 9.692      $ 9.897        35,572
                              2007       $ 9.897      $10.142        30,372
                              2008       $10.142      $10.175        33,302
                              2009       $10.175      $ 9.973        32,203
                              2010       $ 9.973      $ 9.758        29,334
                              2011       $ 9.758      $ 9.546        35,349
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.975      $13.445         8,388
                              2004       $13.445      $14.506        14,340
                              2005       $14.506      $15.609        14,231
                              2006       $15.609      $16.574        13,473
                              2007       $16.574      $17.140         9,948
                              2008       $17.140      $10.268         7,898
                              2009       $10.268      $13.271         6,378
                              2010       $13.271      $15.520        11,738
                              2011       $15.520      $14.409        10,472

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.317      $14.518        33,011
                              2004       $14.518      $16.391        48,816
                              2005       $16.391      $16.978        51,397
                              2006       $16.978      $19.267        49,497
                              2007       $19.267      $17.922        33,798
                              2008       $17.922      $ 9.683        32,716
                              2009       $ 9.683      $ 9.110             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.837      $13.046         7,948
                              2004       $13.046      $13.725         4,516
                              2005       $13.725      $14.098         4,505
                              2006       $14.098      $15.350         4,301
                              2007       $15.350      $15.096         3,475
                              2008       $15.096      $ 9.074         3,462
                              2009       $ 9.074      $11.820         3,411
                              2010       $11.820      $13.455         3,367
                              2011       $13.455      $12.931         2,860
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.794      $13.510        16,403
                              2004       $13.510      $15.673        16,589
                              2005       $15.673      $17.194        16,027
                              2006       $17.194      $17.735        13,899
                              2007       $17.735      $18.005         8,037
                              2008       $18.005      $ 9.590         6,905
                              2009       $ 9.590      $13.014         6,487
                              2010       $13.014      $14.806             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.575      $12.351        89,760
                              2004       $12.351      $12.688        99,612
                              2005       $12.688      $13.118        99,379
                              2006       $13.118      $13.529        92,829
                              2007       $13.529      $13.961        62,475
                              2008       $13.961      $ 8.598        48,376
                              2009       $ 8.598      $13.784        40,792
                              2010       $13.784      $16.286        41,260
                              2011       $16.286      $13.087        41,492
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.285      $13.821         6,825
                              2004       $13.821      $14.881        11,230
                              2005       $14.881      $16.322        10,068
                              2006       $16.322      $17.691        12,002
                              2007       $17.691      $18.407         9,145
                              2008       $18.407      $15.307         8,172
                              2009       $15.307      $19.481         7,585
                              2010       $19.481      $20.910         4,632
                              2011       $20.910      $21.862         5,572

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.030         6,065
                              2005       $11.030      $12.081        17,642
                              2006       $12.081      $14.359        19,820
                              2007       $14.359      $15.417        11,213
                              2008       $15.417      $10.715        10,701
                              2009       $10.715      $13.579         8,044
                              2010       $13.579      $15.147         7,115
                              2011       $15.147      $16.157         8,644
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.719        33,193
                              2005       $10.719      $12.133        31,244
                              2006       $12.133      $12.355        29,018
                              2007       $12.355      $14.730        24,354
                              2008       $14.730      $ 7.320        28,004
                              2009       $ 7.320      $11.854        24,104
                              2010       $11.854      $14.245        19,670
                              2011       $14.245      $13.544        17,831
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.694         4,430
                              2005       $10.694      $12.080         4,843
                              2006       $12.080      $12.266         5,280
                              2007       $12.266      $14.595           616
                              2008       $14.595      $ 7.231           349
                              2009       $ 7.231      $11.679           129
                              2010       $11.679      $14.007           129
                              2011       $14.007      $13.284           123
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.793         2,702
                              2007       $ 9.793      $11.743         3,501
                              2008       $11.743      $ 6.108         4,814
                              2009       $ 6.108      $ 9.402         3,854
                              2010       $ 9.402      $12.164         4,034
                              2011       $12.164      $11.044         4,942
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.538        10,709
                              2004       $13.538      $15.571        17,770
                              2005       $15.751      $17.392        17,054
                              2006       $17.392      $19.025        14,124
                              2007       $19.025      $19.158         5,644
                              2008       $19.158      $11.161         3,323
                              2009       $11.161      $16.008         3,043
                              2010       $16.008      $19.816         2,806
                              2011       $19.816      $17.694         2,682

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.376      $14.455        16,136
                              2004       $14.455      $19.239        19,325
                              2005       $19.239      $21.972        18,808
                              2006       $21.972      $29.588        13,501
                              2007       $29.588      $23.938         7,759
                              2008       $23.938      $14.502         6,442
                              2009       $14.502      $18.226         5,014
                              2010       $18.226      $23.092         4,235
                              2011       $23.092      $23.866         4,196
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.835         2,810
                              2005       $ 9.835      $ 9.854         6,029
                              2006       $ 9.854      $10.040         7,363
                              2007       $10.040      $10.257         4,772
                              2008       $10.257      $10.212         2,756
                              2009       $10.212      $ 9.997             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY
  PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE
   EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION,
  BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)
                          MORTALITY & EXPENSE = 2.05


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.224            0
                              2007       $10.224      $11.723            0
                              2008       $11.723      $ 6.568            0
                              2009       $ 6.568      $ 8.698        2,336
                              2010       $ 8.698      $ 9.943        2,321
                              2011       $ 9.943      $ 9.450        2,307
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.415            0
                              2007       $10.415      $11.038            0
                              2008       $11.038      $ 8.075            0
                              2009       $ 8.075      $ 9.785            0
                              2010       $ 9.785      $10.766            0
                              2011       $10.766      $10.480            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.445            0
                              2007       $10.445      $11.227            0
                              2008       $11.227      $ 7.375            0
                              2009       $ 7.375      $ 9.269            0
                              2010       $ 9.269      $10.359            0
                              2011       $10.359      $10.002            0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.454            0
                              2007       $10.454      $11.350            0
                              2008       $11.350      $ 6.860            0
                              2009       $ 6.860      $ 8.798            0
                              2010       $ 8.798      $ 9.967            0
                              2011       $ 9.967      $ 9.469            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.306            0
                              2007       $10.306      $10.670            0
                              2008       $10.670      $ 9.314            0
                              2009       $ 9.314      $10.439            0
                              2010       $10.439      $10.946            0
                              2011       $10.946      $10.850            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.703            0
                              2007       $ 9.703      $11.601            0
                              2008       $11.601      $ 6.263            0
                              2009       $ 6.263      $ 8.843            0
                              2010       $ 8.843      $10.354            0
                              2011       $10.354      $10.168            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.776            0
                              2007       $10.776      $11.079            0
                              2008       $11.079      $ 6.806            0
                              2009       $ 6.806      $ 8.403        2,414
                              2010       $ 8.403      $ 9.425        2,682
                              2011       $ 9.425      $ 9.379        2,384
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.835            0
                              2007       $ 9.835      $11.088            0
                              2008       $11.088      $ 6.546            0
                              2009       $ 6.546      $ 8.943            0
                              2010       $ 8.943      $11.241            0
                              2011       $11.241      $ 9.797            0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.838            0
                              2003       $10.838      $13.318        9,248
                              2004       $13.318      $14.402        9,456
                              2005       $14.402      $14.575        9,932
                              2006       $14.575      $16.637            0
                              2007       $16.637      $15.659        5,547
                              2008       $15.659      $ 9.928        4,599
                              2009       $ 9.928      $12.283        3,898
                              2010       $12.283      $14.011        3,160
                              2011       $14.011      $14.027        2,319

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.191         6,735
                              2005       $11.191      $11.116        14,303
                              2006       $11.116      $12.850             0
                              2007       $12.850      $13.033        13,557
                              2008       $13.033      $ 8.962        13,186
                              2009       $ 8.962      $11.880        13,052
                              2010       $11.880      $13.086        11,603
                              2011       $13.086      $13.099         8,246
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.508           383
                              2005       $10.508      $10.382         4,786
                              2006       $10.382      $11.256             0
                              2007       $11.256      $11.688         3,309
                              2008       $11.688      $ 7.481         7,570
                              2009       $ 7.481      $ 9.488         7,554
                              2010       $ 9.488      $10.350         1,392
                              2011       $10.350      $ 9.966         1,043
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.212           594
                              2003       $11.212      $14.482         7,384
                              2004       $14.482      $17.520         6,050
                              2005       $17.520      $18.630         6,536
                              2006       $18.630      $21.307             0
                              2007       $21.307      $20.332         3,011
                              2008       $20.332      $13.313         1,907
                              2009       $13.313      $16.809         1,827
                              2010       $16.809      $21.071         1,659
                              2011       $21.071      $19.825         1,566
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.521         1,068
                              2003       $11.521      $15.459         5,064
                              2004       $15.459      $16.847         5,212
                              2005       $16.847      $17.259         5,081
                              2006       $17.259      $18.340         3,780
                              2007       $18.340      $19.942         3,153
                              2008       $19.942      $11.210         1,637
                              2009       $11.210      $15.734         1,211
                              2010       $15.734      $19.632           923
                              2011       $19.632      $18.265           723
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.207             0
                              2005       $10.207      $10.219             0
                              2006       $10.219      $10.392             0
                              2007       $10.392      $10.830         2,612
                              2008       $10.830      $11.390         6,921
                              2009       $11.390      $11.480         4,328
                              2010       $11.480      $11.816         2,157
                              2011       $11.816      $12.208         4,431

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.970            0
                              2007       $10.970      $11.993            0
                              2008       $11.993      $ 8.388            0
                              2009       $ 8.388      $10.112        1,928
                              2010       $10.112      $11.068        2,383
                              2011       $11.068      $10.500        1,904
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.312        1,982
                              2003       $10.312      $12.616        2,527
                              2004       $12.616      $13.892        5,065
                              2005       $13.892      $15.015        4,854
                              2006       $15.015      $17.378            0
                              2007       $17.378      $17.578        4,431
                              2008       $17.578      $10.807        4,391
                              2009       $10.807      $13.317        4,597
                              2010       $13.317      $14.476        4,847
                              2011       $14.476      $14.005        1,976
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.220            0
                              2003       $11.220      $16.781        1,017
                              2004       $16.781      $20.460          350
                              2005       $20.460      $25.489          621
                              2006       $25.489      $31.920            0
                              2007       $31.920      $40.183          154
                              2008       $40.183      $18.577            0
                              2009       $18.577      $31.345          812
                              2010       $31.345      $36.033          807
                              2011       $36.033      $29.641          802
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.463            0
                              2003       $10.463      $13.523          994
                              2004       $13.523      $15.670        8,411
                              2005       $15.670      $16.878        9,427
                              2006       $16.878      $20.040            0
                              2007       $20.040      $22.617        7,929
                              2008       $22.617      $13.182        7,884
                              2009       $13.182      $17.660        7,633
                              2010       $17.660      $18.716        6,319
                              2011       $18.716      $16.352        4,165
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.708            0
                              2003       $10.708      $12.817        2,025
                              2004       $12.817      $14.377        2,096
                              2005       $14.377      $13.623        1,919
                              2006       $13.623      $15.020        1,977
                              2007       $15.020      $16.297        1,639
                              2008       $16.297      $16.921        1,048
                              2009       $16.921      $19.632        1,031
                              2010       $19.632      $21.966          938
                              2011       $21.966      $21.288          795

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.399             0
                              2003       $ 9.399      $11.673           166
                              2004       $11.673      $12.185           888
                              2005       $12.185      $12.823           644
                              2006       $12.823      $12.865             0
                              2007       $12.865      $14.669           977
                              2008       $14.669      $ 7.297         1,104
                              2009       $ 7.297      $11.816           950
                              2010       $11.816      $13.811           929
                              2011       $13.811      $12.640           413
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.293         6,748
                              2005       $11.293      $11.495        11,886
                              2006       $11.495      $13.041             0
                              2007       $13.041      $12.451        12,144
                              2008       $12.451      $ 7.814        12,069
                              2009       $ 7.814      $ 9.809         7,411
                              2010       $ 9.809      $11.094         5,627
                              2011       $11.094      $10.617         5,597
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.918         2,252
                              2005       $10.918      $11.462         4,857
                              2006       $11.462      $12.616             0
                              2007       $12.616      $12.746         4,668
                              2008       $12.746      $ 9.634         4,635
                              2009       $ 9.634      $11.536             0
                              2010       $11.536      $12.635             0
                              2011       $12.635      $12.192             0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.640           639
                              2003       $10.640      $13.281         7,269
                              2004       $13.281      $14.814         8,604
                              2005       $14.817      $15.894        15,946
                              2006       $15.894      $18.021             0
                              2007       $18.021      $18.059        12,253
                              2008       $18.059      $11.968        10,353
                              2009       $11.968      $14.520         6,556
                              2010       $14.520      $15.926         6,404
                              2011       $15.926      $15.218         6,049

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.081         3,371
                              2005       $11.081      $12.037         3,309
                              2006       $12.037      $12.347             0
                              2007       $12.347      $14.194         1,982
                              2008       $14.194      $ 7.377         1,762
                              2009       $ 7.377      $11.277         1,188
                              2010       $11.277      $14.031           780
                              2011       $14.031      $12.433           448
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.256        10,704
                              2005       $11.256      $12.360        10,241
                              2006       $12.360      $14.585         8,054
                              2007       $14.585      $15.375         5,409
                              2008       $15.375      $ 8.824         4,709
                              2009       $ 8.824      $12.009         3,751
                              2010       $12.009      $14.351         2,970
                              2011       $14.351      $14.159         2,211
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.250             0
                              2005       $11.250      $12.335             0
                              2006       $12.335      $14.546             0
                              2007       $14.546      $15.320           412
                              2008       $15.320      $ 8.773           409
                              2009       $ 8.773      $11.935           406
                              2010       $11.935      $14.256           403
                              2011       $14.256      $14.052           400
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.346         1,947
                              2005       $10.346      $10.247         4,064
                              2006       $10.247      $10.952             0
                              2007       $10.952      $11.368         2,135
                              2008       $11.368      $ 9.165         1,618
                              2009       $ 9.165      $12.033         1,588
                              2010       $12.033      $13.213         2,009
                              2011       $13.213      $13.483           257
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.894             0
                              2005       $10.894      $11.391         2,228
                              2006       $11.391      $12.767             0
                              2007       $12.767      $13.318         1,847
                              2008       $13.318      $ 9.287         1,838
                              2009       $ 9.287      $11.437         1,826
                              2010       $11.437      $13.308             0
                              2011       $13.308      $12.427             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.878          741
                              2005       $10.878      $10.981        1,837
                              2006       $10.981      $12.590            0
                              2007       $12.590      $12.729          636
                              2008       $12.729      $ 7.911          632
                              2009       $ 7.911      $ 9.196          685
                              2010       $ 9.196      $10.555          673
                              2011       $10.555      $ 9.692            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.126            0
                              2005       $11.126      $11.380            0
                              2006       $11.380      $12.004            0
                              2007       $12.004      $14.231            0
                              2008       $14.231      $ 8.592        3,644
                              2009       $ 8.592      $12.225        3,644
                              2010       $12.225      $14.691            0
                              2011       $14.691      $12.919            0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.109        4,517
                              2005       $11.109      $11.754        8,744
                              2006       $11.754      $12.897            0
                              2007       $12.897      $12.680        6,775
                              2008       $12.680      $ 7.517        6,825
                              2009       $ 7.517      $ 9.304        6,802
                              2010       $ 9.304      $11.409        4,927
                              2011       $11.409      $10.707        4,301
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.684          656
                              2003       $10.684      $13.023        7,008
                              2004       $13.023      $13.978        6,729
                              2005       $13.978      $14.167        9,941
                              2006       $14.167      $15.355            0
                              2007       $15.355      $15.532        7,665
                              2008       $15.532      $ 8.561        5,519
                              2009       $ 8.561      $10.177        4,962
                              2010       $10.177      $11.211        4,504
                              2011       $11.211      $11.002        4,018
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.243          776
                              2004       $12.243      $12.761        2,669
                              2005       $12.761      $13.083        3,198
                              2006       $13.083      $13.773            0
                              2007       $13.773      $15.329          263
                              2008       $15.329      $ 8.142          316
                              2009       $ 8.142      $11.474          283
                              2010       $11.474      $12.243          295
                              2011       $12.243      $11.805          294

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.093            0
                              2005       $10.093      $10.098            0
                              2006       $10.098      $10.360            0
                              2007       $10.360      $10.540            0
                              2008       $10.540      $ 6.278            0
                              2009       $ 6.278      $ 6.693            0
                              2010       $ 6.693      $ 7.281            0
                              2011       $ 7.281      $ 7.682            0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.136            0
                              2003       $10.136      $14.156          957
                              2004       $14.156      $16.452          775
                              2005       $16.452      $18.346          733
                              2006       $18.346      $21.051            0
                              2007       $21.051      $21.828          587
                              2008       $21.828      $12.732          559
                              2009       $12.732      $17.345          369
                              2010       $17.345      $19.620          266
                              2011       $19.620      $17.546          182
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.538        1,789
                              2003       $10.538      $12.070        7,064
                              2004       $12.070      $12.795        6,591
                              2005       $12.795      $12.819        9,121
                              2006       $12.819      $13.440            0
                              2007       $13.440      $14.392        1,540
                              2008       $14.392      $12.032        4,146
                              2009       $12.032      $13.927        4,067
                              2010       $13.927      $15.627          854
                              2011       $15.627      $15.377          284
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.648            0
                              2003       $10.648      $12.887          721
                              2004       $12.887      $13.698        1,448
                              2005       $13.698      $13.661          943
                              2006       $13.661      $14.588            0
                              2007       $14.588      $14.193          946
                              2008       $14.193      $ 2.973        2,156
                              2009       $ 2.973      $ 3.660        2,783
                              2010       $ 3.660      $ 4.095        2,816
                              2011       $ 4.095      $ 3.901        1,056

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.165           689
                              2003       $10.165      $12.565        17,628
                              2004       $12.565      $13.407        17,890
                              2005       $13.407      $13.860        27,788
                              2006       $13.860      $15.550             0
                              2007       $15.550      $15.831        18,739
                              2008       $15.831      $ 9.498        14,408
                              2009       $ 9.498      $11.884        13,220
                              2010       $11.884      $13.457        12,434
                              2011       $13.457      $13.115        11,005
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.341             0
                              2003       $10.341      $14.583           773
                              2004       $14.583      $16.991         1,134
                              2005       $16.991      $18.225         1,650
                              2006       $18.225      $20.430             0
                              2007       $20.430      $19.692           819
                              2008       $19.692      $11.934           760
                              2009       $11.934      $15.970           660
                              2010       $15.970      $19.212           555
                              2011       $19.212      $18.335           491
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.048             0
                              2003       $10.048      $12.322           392
                              2004       $12.322      $14.387           400
                              2005       $14.387      $15.752           899
                              2006       $15.752      $15.816             0
                              2007       $15.816      $16.393           388
                              2008       $16.393      $ 8.139           492
                              2009       $ 8.139      $10.523           508
                              2010       $10.523      $13.082           469
                              2011       $13.082      $12.896           421
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.186           266
                              2010       $12.186      $13.415           270
                              2011       $13.415      $13.367           259
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.502         1,936
                              2003       $10.502      $12.016         5,517
                              2004       $12.016      $12.711         5,550
                              2005       $12.711      $12.925         5,502
                              2006       $12.925      $14.142             0
                              2007       $14.142      $13.956         4,940
                              2008       $13.956      $ 8.087         4,915
                              2009       $ 8.087      $ 9.932         4,889
                              2010       $ 9.932      $10.761         4,767
                              2011       $10.761      $10.812         4,180

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.375             0
                              2003       $10.375      $12.364         9,629
                              2004       $12.364      $13.188        10,337
                              2005       $13.188      $13.793        10,003
                              2006       $13.793      $15.218             0
                              2007       $15.218      $15.313         7,982
                              2008       $15.313      $ 9.981         7,972
                              2009       $ 9.981      $13.193         3,099
                              2010       $13.193      $14.792         2,926
                              2011       $14.792      $14.401           556
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.712             0
                              2003       $ 9.712      $11.240         1,483
                              2004       $11.240      $11.772         1,953
                              2005       $11.772      $13.027         1,881
                              2006       $13.027      $13.092             0
                              2007       $13.092      $12.720         1,753
                              2008       $12.720      $10.312           989
                              2009       $10.312      $12.703           909
                              2010       $12.703      $12.725           838
                              2011       $12.725      $12.294           774
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.456             0
                              2003       $11.456      $13.980         2,710
                              2004       $13.980      $16.619         4,261
                              2005       $16.619      $17.641         4,219
                              2006       $17.641      $21.909             0
                              2007       $21.909      $25.688         1,286
                              2008       $25.688      $17.455         1,152
                              2009       $17.455      $18.319         1,143
                              2010       $18.319      $18.237         1,002
                              2011       $18.237      $16.866           800
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.785            18
                              2003       $10.785      $13.431        19,916
                              2004       $13.431      $14.589        17,279
                              2005       $14.589      $15.009        16,931
                              2006       $15.009      $17.008             0
                              2007       $17.008      $15.621         8,828
                              2008       $15.621      $ 9.361         7,099
                              2009       $ 9.361      $11.880         6,242
                              2010       $11.880      $13.284         5,939
                              2011       $13.284      $12.384         3,552

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.728             0
                              2003       $10.728      $13.271        15,833
                              2004       $13.271      $14.342        13,488
                              2005       $14.342      $14.456        12,567
                              2006       $14.456      $15.620             0
                              2007       $15.620      $15.695         4,734
                              2008       $15.695      $11.343         4,741
                              2009       $11.343      $16.655         2,987
                              2010       $16.655      $18.568         2,898
                              2011       $18.568      $18.472             0
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.173         1,829
                              2003       $10.173      $10.385        37,058
                              2004       $10.385      $10.602        38,217
                              2005       $10.602      $10.610        34,719
                              2006       $10.610      $10.842             0
                              2007       $10.842      $11.152        10,128
                              2008       $11.152      $ 8.293         8,766
                              2009       $ 8.293      $11.890         7,381
                              2010       $11.890      $12.771         7,353
                              2011       $12.771      $13.111           693
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.591            19
                              2003       $10.591      $13.308         5,818
                              2004       $13.308      $15.117         4,466
                              2005       $15.117      $16.582         4,703
                              2006       $16.582      $20.706             0
                              2007       $20.706      $21.933         7,251
                              2008       $21.933      $12.017         6,756
                              2009       $12.017      $14.642         1,516
                              2010       $14.642      $15.750         1,392
                              2011       $15.750      $12.790           813
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.395         1,883
                              2003       $10.395      $12.920         1,910
                              2004       $12.920      $14.227         1,896
                              2005       $14.227      $15.134         1,854
                              2006       $15.134      $16.858             0
                              2007       $16.858      $15.627         1,982
                              2008       $15.627      $ 9.235         1,914
                              2009       $ 9.235      $11.811         1,930
                              2010       $11.811      $13.153         1,973
                              2011       $13.153      $12.865         1,935

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.973             0
                              2003       $ 9.973      $ 9.799             0
                              2004       $ 9.799      $ 9.642         9,267
                              2005       $ 9.642      $ 9.665           875
                              2006       $ 9.665      $ 9.865             0
                              2007       $ 9.865      $10.104        28,327
                              2008       $10.104      $10.131        11,708
                              2009       $10.131      $ 9.925        28,319
                              2010       $ 9.925      $ 9.706        16,334
                              2011       $ 9.706      $ 9.490         5,915
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.366            19
                              2003       $10.366      $13.422         2,661
                              2004       $13.422      $14.474         2,479
                              2005       $14.474      $15.566         2,420
                              2006       $15.566      $16.521             0
                              2007       $16.521      $17.075         1,034
                              2008       $17.075      $10.225           609
                              2009       $10.225      $13.208           467
                              2010       $13.208      $15.437         2,406
                              2011       $15.437      $14.325         2,236
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.191             0
                              2003       $11.191      $14.493           802
                              2004       $14.493      $16.355           889
                              2005       $16.355      $16.932         1,207
                              2006       $16.932      $19.204             0
                              2007       $19.204      $17.854         1,106
                              2008       $17.854      $ 9.642           267
                              2009       $ 9.642      $ 9.071             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.629             0
                              2003       $10.629      $13.023             0
                              2004       $13.023      $13.694             0
                              2005       $13.694      $14.059             0
                              2006       $14.059      $15.300             0
                              2007       $15.300      $15.039             0
                              2008       $15.039      $ 9.035             0
                              2009       $ 9.035      $11.764             0
                              2010       $11.764      $13.384             0
                              2011       $13.384      $12.856             0
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.360           744
                              2003       $10.360      $13.487         5,260
                              2004       $13.487      $15.638         4,572
                              2005       $15.638      $17.146         4,140
                              2006       $17.146      $17.677             0
                              2007       $17.677      $17.937         3,100
                              2008       $17.937      $ 9.548         2,354
                              2009       $ 9.548      $12.952         2,183
                              2010       $12.952      $14.730             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.097            39
                              2003       $10.097      $12.330            23
                              2004       $12.330      $12.660        22,173
                              2005       $12.660      $13.082        28,151
                              2006       $13.082      $13.485             0
                              2007       $13.485      $13.909        17,445
                              2008       $13.909      $ 8.562        14,738
                              2009       $ 8.562      $13.718        11,755
                              2010       $13.718      $16.200        10,788
                              2011       $16.200      $13.011         9,000
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.046             0
                              2003       $11.046      $13.797           245
                              2004       $13.797      $14.847           345
                              2005       $14.847      $16.277           256
                              2006       $16.277      $17.633             0
                              2007       $17.633      $18.338             0
                              2008       $18.338      $15.242         2,446
                              2009       $15.242      $19.388         2,446
                              2010       $19.388      $20.800             0
                              2011       $20.800      $21.735             0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.042         1,117
                              2005       $11.024      $12.069         1,012
                              2006       $12.069      $14.337             0
                              2007       $14.337      $15.385             0
                              2008       $15.385      $10.687             0
                              2009       $10.687      $13.537         1,507
                              2010       $13.537      $15.093         1,834
                              2011       $15.093      $16.091         1,488
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.716         1,009
                              2005       $10.716      $12.122           967
                              2006       $12.122      $12.338           925
                              2007       $12.338      $14.702             0
                              2008       $14.702      $ 7.303             0
                              2009       $ 7.303      $11.819             0
                              2010       $11.819      $14.197             0
                              2011       $14.197      $13.491             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.690            0
                              2005       $10.690      $12.069            0
                              2006       $12.069      $12.250            0
                              2007       $12.250      $14.568            0
                              2008       $14.568      $ 7.213            0
                              2009       $ 7.213      $11.646            0
                              2010       $11.646      $13.959            0
                              2011       $13.959      $13.232            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.789            0
                              2007       $ 9.789      $11.733            0
                              2008       $11.733      $ 6.100            0
                              2009       $ 6.100      $ 9.384            0
                              2010       $ 9.384      $12.135            0
                              2011       $12.135      $11.012            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.533          643
                              2004       $13.533      $15.737        1,487
                              2005       $15.737      $17.368        1,471
                              2006       $17.368      $18.990            0
                              2007       $18.990      $19.112        1,159
                              2008       $19.112      $11.128          721
                              2009       $11.128      $15.954          601
                              2010       $15.954      $19.739          469
                              2011       $19.739      $17.616          370
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.688            0
                              2003       $10.688      $14.430        3,594
                              2004       $14.430      $19.196        4,303
                              2005       $19.196      $21.911        4,382
                              2006       $21.911      $29.492            0
                              2007       $29.492      $23.848        1,584
                              2008       $23.848      $14.440        1,554
                              2009       $14.440      $18.139        1,429
                              2010       $18.139      $22.969          929
                              2011       $22.969      $23.727          595
VAN KAMPEN LIT MONEY MARKET PORTFOLIO--CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.830            0
                              2005       $ 9.830      $ 9.844            0
                              2006       $ 9.844      $10.025            0
                              2007       $10.025      $10.236            0
                              2008       $10.236      $10.186            0
                              2009       $10.186      $ 9.966            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH
    BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE
              EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.1


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.221           0
                              2007       $10.221      $11.713         735
                              2008       $11.713      $ 6.559         731
                              2009       $ 6.559      $ 8.682         725
                              2010       $ 8.682      $ 9.919         647
                              2011       $ 9.919      $ 9.422         569
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.412           0
                              2007       $10.412      $11.029           0
                              2008       $11.029      $ 8.064           0
                              2009       $ 8.064      $ 9.766           0
                              2010       $ 9.766      $10.740           0
                              2011       $10.740      $10.450           0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.441           0
                              2007       $10.441      $11.218           0
                              2008       $11.218      $ 7.365           0
                              2009       $ 7.365      $ 9.251           0
                              2010       $ 9.251      $10.335           0
                              2011       $10.335      $ 9.973           0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.450           0
                              2007       $10.450      $11.341           0
                              2008       $11.341      $ 6.851           0
                              2009       $ 6.851      $ 8.781           0
                              2010       $ 8.781      $ 9.944           0
                              2011       $ 9.944      $ 9.441           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.303            0
                              2007       $10.303      $10.661            0
                              2008       $10.661      $ 9.302            0
                              2009       $ 9.302      $10.419            0
                              2010       $10.419      $10.919            0
                              2011       $10.919      $10.818            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.700            0
                              2007       $ 9.700      $11.591            0
                              2008       $11.591      $ 6.254            0
                              2009       $ 6.254      $ 8.826            0
                              2010       $ 8.826      $10.329            0
                              2011       $10.329      $10.138            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.772            0
                              2007       $10.772      $11.069            0
                              2008       $11.069      $ 6.797            0
                              2009       $ 6.797      $ 8.388            0
                              2010       $ 8.388      $ 9.403            0
                              2011       $ 9.403      $ 9.352            0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.831            0
                              2007       $ 9.831      $11.078            0
                              2008       $11.078      $ 6.537            0
                              2009       $ 6.537      $ 8.926            0
                              2010       $ 8.926      $11.214            0
                              2011       $11.214      $ 9.769            0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.683      $13.313        2,943
                              2004       $13.313      $14.389        5,721
                              2005       $14.389      $14.555        5,765
                              2006       $14.555      $16.606            0
                              2007       $16.606      $15.622        3,761
                              2008       $15.622      $ 9.899        3,416
                              2009       $ 9.899      $12.241        3,411
                              2010       $12.241      $13.956        3,413
                              2011       $13.956      $13.965        2,950
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.187            0
                              2005       $11.187      $11.107        4,074
                              2006       $11.107      $12.833            0
                              2007       $12.833      $13.008        4,074
                              2008       $13.008      $ 8.941        4,074
                              2009       $ 8.941      $11.846        4,074
                              2010       $11.846      $13.042        4,074
                              2011       $13.042      $13.047        3,705

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.507          569
                              2005       $10.507      $10.375          569
                              2006       $10.375      $11.243            0
                              2007       $11.243      $11.669        2,427
                              2008       $11.669      $ 7.465        2,242
                              2009       $ 7.465      $ 9.462        2,172
                              2010       $ 9.462      $10.317        2,182
                              2011       $10.317      $ 9.929        2,097
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.024      $14.477        4,326
                              2004       $14.477      $17.505        4,258
                              2005       $17.505      $18.605        4,243
                              2006       $18.605      $21.267            0
                              2007       $21.267      $20.283          456
                              2008       $20.283      $13.274          160
                              2009       $13.274      $16.752          163
                              2010       $16.752      $20.988          165
                              2011       $20.988      $19.737            0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.804      $15.453            0
                              2004       $15.453      $16.832            0
                              2005       $16.832      $17.235            0
                              2006       $17.235      $18.306            0
                              2007       $18.306      $19.895            0
                              2008       $19.895      $11.178            0
                              2009       $11.178      $15.681            0
                              2010       $15.681      $19.555            0
                              2011       $19.555      $18.185            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.204          753
                              2005       $10.204      $10.211          784
                              2006       $10.211      $10.378            0
                              2007       $10.378      $10.809          906
                              2008       $10.809      $11.363          819
                              2009       $11.363      $11.447          567
                              2010       $11.447      $11.776          623
                              2011       $11.776      $12.160            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.966            0
                              2007       $10.966      $11.983            0
                              2008       $11.983      $ 8.377            0
                              2009       $ 8.377      $10.093            0
                              2010       $10.093      $11.042            0
                              2011       $11.042      $10.470            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.584      $12.612          383
                              2004       $12.612      $13.880            4
                              2005       $13.880      $14.995        4,457
                              2006       $14.995      $17.346            0
                              2007       $17.346      $17.536        4,428
                              2008       $17.536      $10.776        4,403
                              2009       $10.776      $13.271        4,403
                              2010       $13.271      $14.419        4,417
                              2011       $14.419      $13.943        3,908
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.658      $16.776          645
                              2004       $16.776      $20.442          575
                              2005       $20.442      $25.455          498
                              2006       $25.455      $31.860            0
                              2007       $31.860      $40.087            0
                              2008       $40.087      $18.524            0
                              2009       $18.524      $31.238            0
                              2010       $31.238      $35.892            0
                              2011       $35.892      $29.510            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.362      $13.519          511
                              2004       $13.519      $15.567          738
                              2005       $15.657      $16.855        2,584
                              2006       $16.855      $20.003            0
                              2007       $20.003      $22.563        4,192
                              2008       $22.563      $13.144        3,909
                              2009       $13.144      $17.600        3,763
                              2010       $17.600      $18.643        3,830
                              2011       $18.643      $16.279        3,416
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.567      $12.813            0
                              2004       $12.813      $14.365            0
                              2005       $14.365      $13.604            0
                              2006       $13.604      $14.992            0
                              2007       $14.992      $16.258            0
                              2008       $16.258      $16.872            0
                              2009       $16.872      $19.565            0
                              2010       $19.565      $21.880            0
                              2011       $21.880      $21.194            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.911      $11.669            0
                              2004       $11.669      $12.174        1,717
                              2005       $12.174      $12.805        1,717
                              2006       $12.805      $12.841            0
                              2007       $12.841      $14.634        1,717
                              2008       $14.634      $ 7.275        1,717
                              2009       $ 7.275      $11.775        1,717
                              2010       $11.775      $13.757        1,717
                              2011       $13.757      $12.584        1,717
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.289        4,903
                              2005       $11.289      $11.485        5,974
                              2006       $11.485      $13.023            0
                              2007       $13.023      $12.427        5,921
                              2008       $12.427      $ 7.795        6,030
                              2009       $ 7.795      $ 9.780        6,070
                              2010       $ 9.780      $11.056        6,024
                              2011       $11.056      $10.576        5,153
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.915            0
                              2005       $10.915      $11.452            0
                              2006       $11.452      $12.598            0
                              2007       $12.598      $12.722            0
                              2008       $12.722      $ 9.611            0
                              2009       $ 9.611      $11.503            0
                              2010       $11.503      $12.592            0
                              2011       $12.592      $12.144            0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.760      $13.276          155
                              2004       $13.276      $14.804          516
                              2005       $14.804      $15.872          488
                              2006       $15.872      $17.987            0
                              2007       $17.987      $18.016          470
                              2008       $18.016      $11.933          151
                              2009       $11.933      $14.471          148
                              2010       $14.471      $15.864          148
                              2011       $15.864      $15.150          151
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.077        1,042
                              2005       $11.077      $12.027        1,014
                              2006       $12.027      $12.331            0
                              2007       $12.331      $14.167            0
                              2008       $14.167      $ 7.359            0
                              2009       $ 7.359      $11.244            0
                              2010       $11.244      $13.983            0
                              2011       $13.983      $12.385            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.253          961
                              2005       $11.253      $12.349          881
                              2006       $12.349      $14.565          851
                              2007       $14.565      $15.346          770
                              2008       $15.346      $ 8.803            0
                              2009       $ 8.803      $11.974            0
                              2010       $11.974      $14.302            0
                              2011       $14.302      $14.104            0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.246        3,915
                              2005       $11.246      $12.324        3,915
                              2006       $12.324      $14.526            0
                              2007       $14.526      $15.291        4,409
                              2008       $15.291      $ 8.752        4,430
                              2009       $ 8.752      $11.900        4,375
                              2010       $11.900      $14.207        4,336
                              2011       $14.207      $13.997        4,312
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.344            0
                              2005       $10.344      $10.240            0
                              2006       $10.240      $10.940            0
                              2007       $10.940      $11.349            0
                              2008       $11.349      $ 9.145            0
                              2009       $ 9.145      $12.001            0
                              2010       $12.001      $13.170            0
                              2011       $13.170      $13.434            0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.893            0
                              2005       $10.893      $11.384            0
                              2006       $11.384      $12.752            0
                              2007       $12.752      $13.296            0
                              2008       $13.296      $ 9.267            0
                              2009       $ 9.267      $11.406            0
                              2010       $11.406      $13.266            0
                              2011       $13.266      $12.381            0
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.877            0
                              2005       $10.877      $10.974            0
                              2006       $10.974      $12.575            0
                              2007       $12.575      $12.708            0
                              2008       $12.708      $ 7.894            0
                              2009       $ 7.894      $ 9.171            0
                              2010       $ 9.171      $10.521            0
                              2011       $10.521      $ 9.656            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.125            0
                              2005       $11.125      $11.373            0
                              2006       $11.373      $11.991            0
                              2007       $11.991      $14.208        1,689
                              2008       $14.208      $ 8.573        1,552
                              2009       $ 8.573      $12.192        1,399
                              2010       $12.192      $14.644        1,266
                              2011       $14.644      $12.871        1,257
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.108            0
                              2005       $11.108      $11.746        1,331
                              2006       $11.746      $12.882            0
                              2007       $12.882      $12.658        1,931
                              2008       $12.658      $ 7.500        1,816
                              2009       $ 7.500      $ 9.279        1,812
                              2010       $ 9.279      $11.373        1,760
                              2011       $11.373      $10.667        1,588
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.088      $13.018          155
                              2004       $13.018      $13.966          955
                              2005       $13.966      $14.148        1,082
                              2006       $14.148      $15.326            0
                              2007       $15.326      $15.495        1,076
                              2008       $15.495      $ 8.536          695
                              2009       $ 8.536      $10.143          825
                              2010       $10.143      $11.167          823
                              2011       $11.167      $10.954           92
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.239          332
                              2004       $12.239      $12.750        1,430
                              2005       $12.750      $13.065        3,246
                              2006       $13.065      $13.747            0
                              2007       $13.747      $15.292        3,243
                              2008       $15.292      $ 8.119        2,382
                              2009       $ 8.119      $11.435        2,473
                              2010       $11.435      $12.195        2,489
                              2011       $12.195      $11.753        1,624
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.092            0
                              2005       $10.092      $10.092            0
                              2006       $10.092      $10.348            0
                              2007       $10.348      $10.523        3,229
                              2008       $10.523      $ 6.264        3,173
                              2009       $ 6.264      $ 6.675        3,718
                              2010       $ 6.675      $ 7.258        3,732
                              2011       $ 7.258      $ 7.654        3,265

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.065      $14.151        2,232
                              2004       $14.151      $16.438        2,273
                              2005       $16.438      $18.321        3,126
                              2006       $18.321      $21.011            0
                              2007       $21.011      $21.776        1,215
                              2008       $21.776      $12.695        1,236
                              2009       $12.695      $17.286        1,199
                              2010       $17.286      $19.543        1,205
                              2011       $19.543      $17.468          799
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.227      $12.066        4,556
                              2004       $12.066      $12.784        5,976
                              2005       $12.784      $12.802        6,331
                              2006       $12.802      $13.415            0
                              2007       $13.415      $14.358        2,926
                              2008       $14.358      $11.997        1,437
                              2009       $11.997      $13.880        1,342
                              2010       $13.880      $15.566        1,313
                              2011       $15.566      $15.309          588
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.711      $12.882          342
                              2004       $12.882      $16.687          737
                              2005       $13.687      $13.642        1,180
                              2006       $13.642      $14.561            0
                              2007       $14.561      $14.159        1,176
                              2008       $14.159      $ 2.964        1,193
                              2009       $ 2.964      $ 3.648        1,637
                              2010       $ 3.648      $ 4.079        1,615
                              2011       $ 4.079      $ 3.884          862
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.445      $12.560        2,880
                              2004       $12.560      $13.395        3,633
                              2005       $13.395      $13.841        3,785
                              2006       $13.841      $15.521            0
                              2007       $15.521      $15.793        2,432
                              2008       $15.793      $ 9.470        2,363
                              2009       $ 9.470      $11.844        2,385
                              2010       $11.844      $13.404        2,336
                              2011       $13.404      $13.057        1,117

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.695      $14.578          327
                              2004       $14.578      $16.976        1,695
                              2005       $16.976      $18.200        1,685
                              2006       $18.200      $20.392            0
                              2007       $20.392      $19.645        1,698
                              2008       $19.645      $11.899        1,690
                              2009       $11.899      $15.915        1,681
                              2010       $15.915      $19.137        1,682
                              2011       $19.137      $18.254        1,332
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.322      $12.318            0
                              2004       $12.318      $14.375            0
                              2005       $14.375      $15.730            0
                              2006       $15.730      $15.786            0
                              2007       $15.786      $16.354            0
                              2008       $16.354      $ 8.115            0
                              2009       $ 8.115      $10.487            0
                              2010       $10.487      $13.031            0
                              2011       $13.031      $12.839            0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.144          564
                              2010       $12.144      $13.362          562
                              2011       $13.362      $13.308          522
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.663      $12.012          167
                              2004       $12.012      $12.701        1,659
                              2005       $12.701      $12.907        1,874
                              2006       $12.907      $14.116            0
                              2007       $14.116      $13.922        1,853
                              2008       $13.922      $ 8.064        1,502
                              2009       $ 8.064      $ 9.898        1,639
                              2010       $ 9.898      $10.719        1,649
                              2011       $10.719      $10.764          136
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.733      $12.360            0
                              2004       $12.360      $13.177        1,233
                              2005       $13.177      $13.774        1,309
                              2006       $13.774      $15.190            0
                              2007       $15.190      $15.276        1,260
                              2008       $15.276      $ 9.952        1,271
                              2009       $ 9.952      $13.148        1,252
                              2010       $13.148      $14.734        1,194
                              2011       $14.734      $14.338           64

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.215      $11.237            0
                              2004       $11.237      $11.761            0
                              2005       $11.761      $13.010            0
                              2006       $13.010      $13.068            0
                              2007       $13.068      $12.690            0
                              2008       $12.690      $10.282            0
                              2009       $10.282      $12.659            0
                              2010       $12.659      $12.675            0
                              2011       $12.675      $12.239            0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.626      $13.975            0
                              2004       $13.975      $16.605            0
                              2005       $16.605      $17.617            0
                              2006       $17.617      $21.868            0
                              2007       $21.868      $25.626            0
                              2008       $25.626      $17.404            0
                              2009       $17.404      $18.257            0
                              2010       $18.257      $18.166            0
                              2011       $18.166      $16.791            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.974      $13.426        5,992
                              2004       $13.426      $14.576        6,142
                              2005       $14.576      $14.988        6,118
                              2006       $14.988      $16.976            0
                              2007       $16.976      $15.584          166
                              2008       $15.584      $ 9.334          194
                              2009       $ 9.334      $11.839          180
                              2010       $11.839      $13.232          177
                              2011       $13.232      $12.329          186
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.845      $13.267            0
                              2004       $13.267      $14.330            0
                              2005       $14.330      $14.436          129
                              2006       $14.436      $15.591            0
                              2007       $15.591      $15.658          108
                              2008       $15.658      $11.311          102
                              2009       $11.311      $16.598          101
                              2010       $16.598      $18.496           96
                              2011       $18.496      $18.390           91
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.338      $10.381        3,460
                              2004       $10.381      $10.593        4,153
                              2005       $10.593      $10.596        5,005
                              2006       $10.596      $10.822            0
                              2007       $10.822      $11.125        1,816
                              2008       $11.125      $ 8.269          217
                              2009       $ 8.269      $11.850          182
                              2010       $11.850      $12.721          185
                              2011       $12.721      $13.053          176

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.556      $13.304        2,452
                              2004       $13.304      $15.104        2,383
                              2005       $15.104      $16.560        3,264
                              2006       $16.560      $20.667            0
                              2007       $20.667      $21.881          776
                              2008       $21.881      $11.983          832
                              2009       $11.983      $14.592          849
                              2010       $14.592      $15.688          865
                              2011       $15.688      $12.733          981
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.673      $12.915            0
                              2004       $12.915      $14.215            0
                              2005       $14.215      $15.114            0
                              2006       $15.114      $16.826            0
                              2007       $16.826      $15.590            0
                              2008       $15.590      $ 9.208            0
                              2009       $ 9.208      $11.770            0
                              2010       $11.770      $13.102            0
                              2011       $13.102      $12.808            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.920      $ 9.795            0
                              2004       $ 9.795      $ 9.634            0
                              2005       $ 9.634      $ 9.652            0
                              2006       $ 9.652      $ 9.846            0
                              2007       $ 9.846      $10.080          936
                              2008       $10.080      $10.102          545
                              2009       $10.102      $ 9.891        1,637
                              2010       $ 9.891      $ 9.668        1,737
                              2011       $ 9.668      $ 9.448        1,670
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.960      $13.417            0
                              2004       $13.417      $14.461            0
                              2005       $14.461      $15.545            0
                              2006       $15.545      $16.490            0
                              2007       $16.490      $17.034            0
                              2008       $17.034      $10.195            0
                              2009       $10.195      $13.163            0
                              2010       $13.163      $15.377            0
                              2011       $15.377      $14.262            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.301      $14.488          145
                              2004       $14.488      $16.341          323
                              2005       $16.341      $16.909          313
                              2006       $16.909      $19.168            0
                              2007       $19.168      $17.811          846
                              2008       $17.811      $ 9.614          582
                              2009       $ 9.614      $ 9.044            0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.822      $13.019            0
                              2004       $13.019      $13.683            0
                              2005       $13.683      $14.040            0
                              2006       $14.040      $15.271            0
                              2007       $15.271      $15.003            0
                              2008       $15.003      $ 9.009            0
                              2009       $ 9.009      $11.724            0
                              2010       $11.724      $13.331            0
                              2011       $13.331      $12.799            0
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.779      $13.482        1,477
                              2004       $13.482      $15.625        1,493
                              2005       $15.625      $17.123        1,435
                              2006       $17.123      $17.644            0
                              2007       $17.644      $17.895            0
                              2008       $17.895      $ 9.521            0
                              2009       $ 9.521      $12.907            0
                              2010       $12.907      $14.674            0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.560      $12.325        5,860
                              2004       $12.325      $12.649        6,170
                              2005       $12.649      $13.064        6,929
                              2006       $13.064      $13.460            0
                              2007       $13.460      $13.876            0
                              2008       $13.876      $ 8.537            0
                              2009       $ 8.537      $13.671            0
                              2010       $13.671      $16.137            0
                              2011       $16.137      $12.953            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.268      $13.792            0
                              2004       $13.792      $14.835            0
                              2005       $14.835      $16.255           99
                              2006       $16.255      $17.600            0
                              2007       $17.600      $18.294           83
                              2008       $18.294      $15.198           78
                              2009       $15.198      $19.321           77
                              2010       $19.321      $20.718           73
                              2011       $20.718      $21.639           69

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $11.019            0
                              2005       $11.019      $12.057            0
                              2006       $12.057      $14.315            0
                              2007       $14.315      $15.354            0
                              2008       $15.354      $10.660            0
                              2009       $10.660      $13.495            0
                              2010       $13.495      $15.039            0
                              2011       $15.039      $16.025            0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.712          558
                              2005       $10.712      $12.112          555
                              2006       $12.112      $12.321          592
                              2007       $12.321      $14.674          527
                              2008       $14.674      $ 7.285          578
                              2009       $ 7.285      $11.785          490
                              2010       $11.785      $14.148          464
                              2011       $14.148      $13.438            0
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.687            0
                              2005       $10.687      $12.059            0
                              2006       $12.059      $12.233            0
                              2007       $12.233      $14.540            0
                              2008       $14.540      $ 7.196            0
                              2009       $ 7.196      $11.612            0
                              2010       $11.612      $13.912            0
                              2011       $13.912      $13.180            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.786            0
                              2007       $ 9.786      $11.723        2,228
                              2008       $11.723      $ 6.091        2,281
                              2009       $ 6.091      $ 9.366        1,939
                              2010       $ 9.366      $12.106        1,667
                              2011       $12.106      $10.980        1,628
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.529          177
                              2004       $13.529      $15.724          195
                              2005       $15.724      $17.345          187
                              2006       $17.345      $18.954            0
                              2007       $18.954      $19.066          189
                              2008       $19.066      $11.096          204
                              2009       $11.096      $15.899          175
                              2010       $15.899      $19.662          176
                              2011       $19.662      $17.538            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.360      $14.425          612
                              2004       $14.425      $19.180        1,049
                              2005       $19.180      $21.881          981
                              2006       $21.881      $29.436            0
                              2007       $29.436      $23.791          908
                              2008       $23.791      $14.399          446
                              2009       $14.399      $18.077          500
                              2010       $18.077      $22.879          428
                              2011       $22.879      $23.622          148
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.825          484
                              2005       $ 9.825      $ 9.834        1,133
                              2006       $ 9.834      $10.010            0
                              2007       $10.010      $10.215        1,042
                              2008       $10.215      $10.160          855
                              2009       $10.160      $ 9.936            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION
  DEATH BENEFIT OPTION (AGE 71-79)OR WITH THE ENHANCED BENEFICIARY PROTECTION
   (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT
 OPTION, ADDED PRIOR MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION
                        DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.2


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.214          0
                              2007       $10.214      $11.693          0
                              2008       $11.693      $ 6.541          0
                              2009       $ 6.541      $ 8.649          0
                              2010       $ 8.649      $ 9.871          0
                              2011       $ 9.871      $ 9.368          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.404          0
                              2007       $10.404      $11.010          0
                              2008       $11.010      $ 8.042          0
                              2009       $ 8.042      $ 9.730          0
                              2010       $ 9.730      $10.689          0
                              2011       $10.689      $10.389          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.434          0
                              2007       $10.434      $11.198          0
                              2008       $11.198      $ 7.345          0
                              2009       $ 7.345      $ 9.216          0
                              2010       $ 9.216      $10.285          0
                              2011       $10.285      $ 9.915          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.443          0
                              2007       $10.443      $11.321          0
                              2008       $11.321      $ 6.832          0
                              2009       $ 6.832      $ 8.748          0
                              2010       $ 8.748      $ 9.896          0
                              2011       $ 9.896      $ 9.387          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.296            0
                              2007       $10.296      $10.643            0
                              2008       $10.643      $ 9.276            0
                              2009       $ 9.276      $10.380            0
                              2010       $10.380      $10.867            0
                              2011       $10.867      $10.756            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.693            0
                              2007       $ 9.693      $11.571            0
                              2008       $11.571      $ 6.237            0
                              2009       $ 6.237      $ 8.793            0
                              2010       $ 8.793      $10.279            0
                              2011       $10.279      $10.079            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.765            0
                              2007       $10.765      $11.050            0
                              2008       $11.050      $ 6.778            0
                              2009       $ 6.778      $ 8.356            0
                              2010       $ 8.356      $ 9.358            0
                              2011       $ 9.358      $ 9.298            0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.824            0
                              2007       $ 9.824      $11.059            0
                              2008       $11.059      $ 6.519            0
                              2009       $ 6.519      $ 8.893            0
                              2010       $ 8.893      $11.161            0
                              2011       $11.161      $ 9.712            0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.834            0
                              2003       $10.834      $13.293          513
                              2004       $13.293      $14.353        4,010
                              2005       $14.353      $14.503        4,067
                              2006       $14.503      $16.530            0
                              2007       $16.530      $15.534        3,672
                              2008       $15.534      $ 9.834          494
                              2009       $ 9.834      $12.148          490
                              2010       $12.148      $13.835          487
                              2011       $13.835      $13.830            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.179             0
                              2005       $11.179      $11.088           979
                              2006       $11.088      $12.798             0
                              2007       $12.798      $12.960           970
                              2008       $12.960      $ 8.898           963
                              2009       $ 8.898      $11.777           958
                              2010       $11.777      $12.953           954
                              2011       $12.953      $12.945         9,224
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.504             0
                              2005       $10.504      $10.362         1,741
                              2006       $10.362      $11.218             0
                              2007       $11.218      $11.630         6,906
                              2008       $11.630      $ 7.432         7,362
                              2009       $ 7.432      $ 9.411         7,240
                              2010       $ 9.411      $10.251         6,975
                              2011       $10.251      $ 9.856         6,682
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.208             0
                              2003       $11.208      $14.455           235
                              2004       $14.455      $17.460           199
                              2005       $17.460      $18.539           190
                              2006       $18.539      $21.170            49
                              2007       $21.170      $20.169         1,494
                              2008       $20.169      $13.187         1,615
                              2009       $13.187      $16.624         1,559
                              2010       $16.624      $20.807         1,292
                              2011       $20.807      $19.547         1,259
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.517             0
                              2003       $11.517      $15.430             0
                              2004       $15.430      $16.789             0
                              2005       $16.789      $17.174             0
                              2006       $17.174      $18.222             0
                              2007       $18.222      $19.783             0
                              2008       $19.783      $11.104             0
                              2009       $11.104      $15.561             0
                              2010       $15.561      $19.386             0
                              2011       $19.386      $18.009             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.197             0
                              2005       $10.197      $10.193             0
                              2006       $10.193      $10.350           301
                              2007       $10.350      $10.769             0
                              2008       $10.769      $11.309        15,919
                              2009       $11.309      $11.381        15,919
                              2010       $11.381      $11.696        15,919
                              2011       $11.696      $12.065             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.958            0
                              2007       $10.958      $11.962            0
                              2008       $11.962      $ 8.354            0
                              2009       $ 8.354      $10.055            0
                              2010       $10.055      $10.989            0
                              2011       $10.989      $10.409            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.309            0
                              2003       $10.309      $12.593        3,527
                              2004       $12.593      $13.845        3,476
                              2005       $13.845      $14.941        3,814
                              2006       $14.941      $17.266          102
                              2007       $17.266      $17.438        3,333
                              2008       $17.438      $10.704          477
                              2009       $10.704      $13.170          475
                              2010       $13.170      $14.295          473
                              2011       $14.295      $13.808          470
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.216            0
                              2003       $11.216      $16.750          207
                              2004       $16.750      $20.390          177
                              2005       $20.390      $25.364          145
                              2006       $25.364      $31.714            0
                              2007       $31.714      $39.863            0
                              2008       $39.863      $18.401            0
                              2009       $18.401      $31.000            0
                              2010       $31.000      $35.582            0
                              2011       $35.582      $29.225            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.459            0
                              2003       $10.459      $13.498            0
                              2004       $13.498      $15.617            0
                              2005       $15.617      $16.795          431
                              2006       $16.795      $19.911           73
                              2007       $19.911      $22.436        1,770
                              2008       $22.436      $13.057        2,018
                              2009       $13.057      $17.466        1,930
                              2010       $17.466      $18.482        1,888
                              2011       $18.482      $16.122        1,945
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.705            0
                              2003       $10.705      $12.793          504
                              2004       $12.793      $14.328          555
                              2005       $14.328      $13.556          531
                              2006       $13.556      $14.923          537
                              2007       $14.923      $16.167          559
                              2008       $16.167      $16.760          556
                              2009       $16.760      $19.416          552
                              2010       $19.416      $21.690          549
                              2011       $21.690      $20.989            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.396            0
                              2003       $ 9.396      $11.651            0
                              2004       $11.651      $12.144            0
                              2005       $12.144      $12.760            0
                              2006       $12.760      $12.782            0
                              2007       $12.782      $14.552            0
                              2008       $14.552      $ 7.227            0
                              2009       $ 7.227      $11.685            0
                              2010       $11.685      $13.638            0
                              2011       $13.638      $12.462            0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.282            0
                              2005       $11.282      $11.465            0
                              2006       $11.465      $12.988            0
                              2007       $12.988      $12.381        2,433
                              2008       $12.381      $ 7.758        2,709
                              2009       $ 7.758      $ 9.724        2,682
                              2010       $ 9.724      $10.981        2,466
                              2011       $10.981      $10.493        2,346
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.907            0
                              2005       $10.907      $11.433            0
                              2006       $11.433      $12.564            0
                              2007       $12.564      $12.674            0
                              2008       $12.674      $ 9.565            0
                              2009       $ 9.565      $11.436            0
                              2010       $11.436      $12.506            0
                              2011       $12.506      $12.049            0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.636            0
                              2003       $10.636      $13.256            0
                              2004       $13.256      $14.766            0
                              2005       $14.766      $15.815            0
                              2006       $15.815      $17.905            0
                              2007       $17.905      $17.915        1,682
                              2008       $17.915      $11.854        1,770
                              2009       $11.854      $14.360        1,815
                              2010       $14.360      $15.726        1,722
                              2011       $15.726      $15.004        1,640

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.069            0
                              2005       $11.069      $12.006            0
                              2006       $12.006      $12.297            0
                              2007       $12.297      $14.114            0
                              2008       $14.114      $ 7.324            0
                              2009       $ 7.324      $11.179            0
                              2010       $11.179      $13.888            0
                              2011       $13.888      $12.288            0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.245          983
                              2005       $11.245      $12.328          926
                              2006       $12.328      $14.525          596
                              2007       $14.525      $15.288          541
                              2008       $15.288      $ 8.761          538
                              2009       $ 8.761      $11.904          534
                              2010       $11.904      $14.205          532
                              2011       $14.205      $13.994            0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.238            0
                              2005       $11.238      $12.303            0
                              2006       $12.303      $14.487            0
                              2007       $14.487      $15.234            0
                              2008       $15.234      $ 8.710            0
                              2009       $ 8.710      $11.831            0
                              2010       $11.831      $14.110            0
                              2011       $14.110      $13.888            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.342            0
                              2005       $10.342      $10.227        1,063
                              2006       $10.227      $10.915            0
                              2007       $10.915      $11.311        3,717
                              2008       $11.311      $ 9.105        3,331
                              2009       $ 9.105      $11.937        3,243
                              2010       $11.937      $13.086        3,105
                              2011       $13.086      $13.334        2,877
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.890            0
                              2005       $10.890      $11.369            0
                              2006       $11.369      $12.723            0
                              2007       $12.723      $13.252            0
                              2008       $13.252      $ 9.226            0
                              2009       $ 9.226      $11.345            0
                              2010       $11.345      $13.181            0
                              2011       $13.181      $12.289            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.874            0
                              2005       $10.874      $10.960        1,646
                              2006       $10.960      $12.546            0
                              2007       $12.546      $12.666        1,632
                              2008       $12.666      $ 7.860        1,620
                              2009       $ 7.860      $ 9.122        1,612
                              2010       $ 9.122      $10.454        1,604
                              2011       $10.454      $ 9.584        1,596
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.122            0
                              2005       $11.122      $11.359            0
                              2006       $11.359      $11.963            0
                              2007       $11.963      $14.161            0
                              2008       $14.161      $ 8.536            0
                              2009       $ 8.536      $12.127            0
                              2010       $12.127      $14.551            0
                              2011       $14.551      $12.776            0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.105            0
                              2005       $11.105      $11.731            0
                              2006       $11.731      $12.852            0
                              2007       $12.852      $12.616        2,388
                              2008       $12.616      $ 7.468        2,849
                              2009       $ 7.468      $ 9.229        2,820
                              2010       $ 9.229      $11.300        2,390
                              2011       $11.300      $10.588        2,325
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.680            0
                              2003       $10.680      $12.999        3,157
                              2004       $12.999      $13.930        3,213
                              2005       $13.930      $14.098        3,273
                              2006       $14.098      $15.256            0
                              2007       $15.256      $15.409        3,234
                              2008       $15.409      $ 8.480            0
                              2009       $ 8.480      $10.065            0
                              2010       $10.065      $11.070            0
                              2011       $11.070      $10.848            0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.231            0
                              2004       $12.231      $12.728            0
                              2005       $12.728      $13.029            0
                              2006       $13.029      $13.696            0
                              2007       $13.696      $15.219        1,979
                              2008       $15.219      $ 8.072        2,600
                              2009       $ 8.072      $11.357        2,294
                              2010       $11.357      $12.100        2,231
                              2011       $12.100      $11.649        2,113

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.090            0
                              2005       $10.090      $10.079            0
                              2006       $10.079      $10.324          915
                              2007       $10.324      $10.488            0
                              2008       $10.488      $ 6.237            0
                              2009       $ 6.237      $ 6.639            0
                              2010       $ 6.639      $ 7.211            0
                              2011       $ 7.211      $ 7.597            0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.133            0
                              2003       $10.133      $14.130          243
                              2004       $14.130      $16.396          218
                              2005       $16.396      $18.256          199
                              2006       $18.256      $20.915            0
                              2007       $20.915      $21.654            0
                              2008       $21.654      $12.611            0
                              2009       $12.611      $17.154            0
                              2010       $17.154      $19.374            0
                              2011       $19.374      $17.299            0
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.535            0
                              2003       $10.535      $12.048          821
                              2004       $12.048      $12.752          819
                              2005       $12.752      $12.756          830
                              2006       $12.756      $13.353            0
                              2007       $13.353      $14.277        4,220
                              2008       $14.277      $11.917        3,483
                              2009       $11.917      $13.774        3,816
                              2010       $13.774      $15.431        3,519
                              2011       $15.431      $15.161        3,247
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.645            0
                              2003       $10.645      $12.863            0
                              2004       $12.863      $13.652            0
                              2005       $13.652      $13.594            0
                              2006       $13.594      $14.494            0
                              2007       $14.494      $14.079            0
                              2008       $14.079      $ 2.944            0
                              2009       $ 2.944      $ 3.620            0
                              2010       $ 3.620      $ 4.044            0
                              2011       $ 4.044      $ 3.846            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.162            0
                              2003       $10.162      $12.541        4,266
                              2004       $12.541      $13.361        4,314
                              2005       $13.361      $13.791        4,288
                              2006       $13.791      $15.450          109
                              2007       $15.450      $15.704        9,410
                              2008       $15.704      $ 9.408        7,244
                              2009       $ 9.408      $11.753        7,166
                              2010       $11.753      $13.288        6,636
                              2011       $13.288      $12.931        5,710
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.338            0
                              2003       $10.338      $14.556          737
                              2004       $14.556      $16.933          665
                              2005       $16.933      $18.136          628
                              2006       $18.136      $20.298            0
                              2007       $20.298      $19.535        1,934
                              2008       $19.535      $11.821        2,208
                              2009       $11.821      $15.794        2,031
                              2010       $15.794      $18.971        1,804
                              2011       $18.971      $18.077        1,362
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.045            0
                              2003       $10.045      $12.299          415
                              2004       $12.299      $14.338          398
                              2005       $14.338      $15.674          357
                              2006       $15.674      $15.714            0
                              2007       $15.714      $16.262            0
                              2008       $16.262      $ 8.061            0
                              2009       $ 8.061      $10.407            0
                              2010       $10.407      $12.918            0
                              2011       $12.918      $12.715            0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.052        2,159
                              2010       $12.052      $13.247        2,043
                              2011       $13.247      $13.179        1,867
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.499            0
                              2003       $10.499      $11.994        4,502
                              2004       $11.994      $12.668        4,669
                              2005       $12.668      $12.861        4,722
                              2006       $12.861      $14.051            0
                              2007       $14.051      $13.844        4,787
                              2008       $13.844      $ 8.010        1,194
                              2009       $ 8.010      $ 9.822        1,185
                              2010       $ 9.822      $10.626        1,179
                              2011       $10.626      $10.660            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.372           0
                              2003       $10.372      $12.341           0
                              2004       $12.341      $13.143           0
                              2005       $13.143      $13.725           0
                              2006       $13.725      $15.120           0
                              2007       $15.120      $15.191           0
                              2008       $15.191      $ 9.887           0
                              2009       $ 9.887      $13.048           0
                              2010       $13.048      $14.607           0
                              2011       $14.607      $14.199           0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.709           0
                              2003       $ 9.709      $11.220           0
                              2004       $11.220      $11.732           0
                              2005       $11.732      $12.963           0
                              2006       $12.963      $13.008           0
                              2007       $13.008      $12.619           0
                              2008       $12.619      $10.214           0
                              2009       $10.214      $12.563           0
                              2010       $12.563      $12.565           0
                              2011       $12.565      $12.121           0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.452           0
                              2003       $11.452      $13.954           0
                              2004       $13.954      $16.563           0
                              2005       $16.563      $17.554           0
                              2006       $17.554      $21.768           0
                              2007       $21.768      $25.483           0
                              2008       $25.483      $17.289           0
                              2009       $17.289      $18.118           0
                              2010       $18.118      $18.009           0
                              2011       $18.009      $16.629           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.781           0
                              2003       $10.781      $13.406         513
                              2004       $13.406      $14.539         503
                              2005       $14.539      $14.935         503
                              2006       $14.935      $16.899           0
                              2007       $16.899      $15.496         488
                              2008       $15.496      $ 9.272         486
                              2009       $ 9.272      $11.749         482
                              2010       $11.749      $13.117         480
                              2011       $13.117      $12.210           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.724            0
                              2003       $10.724      $13.247            0
                              2004       $13.247      $14.293            0
                              2005       $14.293      $14.385            0
                              2006       $14.385      $15.520            0
                              2007       $15.520      $15.570            0
                              2008       $15.570      $11.236            0
                              2009       $11.236      $16.471            0
                              2010       $16.471      $18.336            0
                              2011       $18.336      $18.212            0
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.169            0
                              2003       $10.169      $10.366          938
                              2004       $10.366      $10.566          982
                              2005       $10.566      $10.558        1,004
                              2006       $10.558      $10.772            0
                              2007       $10.772      $11.063        5,446
                              2008       $11.063      $ 8.215        5,076
                              2009       $ 8.215      $11.759        4,473
                              2010       $11.759      $12.611        4,312
                              2011       $12.611      $12.926        3,808
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.588            0
                              2003       $10.588      $13.284            0
                              2004       $13.284      $15.066            0
                              2005       $15.066      $16.501            0
                              2006       $16.501      $20.573            0
                              2007       $20.573      $21.758            0
                              2008       $21.758      $11.903            0
                              2009       $11.903      $14.481            0
                              2010       $14.481      $15.552            0
                              2011       $15.552      $12.610            0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.391            0
                              2003       $10.391      $12.896            0
                              2004       $12.896      $14.179            0
                              2005       $14.179      $15.060            0
                              2006       $15.060      $16.749            0
                              2007       $16.749      $15.502            0
                              2008       $15.502      $ 9.147            0
                              2009       $ 9.147      $11.681            0
                              2010       $11.681      $12.989            0
                              2011       $12.989      $12.684            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.969            0
                              2003       $ 9.969      $ 9.780            0
                              2004       $ 9.780      $ 9.609            0
                              2005       $ 9.609      $ 9.618            0
                              2006       $ 9.618      $ 9.801          316
                              2007       $ 9.801      $10.023        6,011
                              2008       $10.023      $10.035        4,127
                              2009       $10.035      $ 9.816        5,355
                              2010       $ 9.816      $ 9.585        5,646
                              2011       $ 9.585      $ 9.357        5,261
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.363            0
                              2003       $10.363      $13.397          386
                              2004       $13.397      $14.424          395
                              2005       $14.424      $15.489          367
                              2006       $15.489      $16.414            0
                              2007       $16.414      $16.939            0
                              2008       $16.939      $10.127            0
                              2009       $10.127      $13.062            0
                              2010       $13.062      $15.244            0
                              2011       $15.244      $14.124            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.187            0
                              2003       $11.187      $14.466        3,948
                              2004       $14.466      $16.299        3,776
                              2005       $16.299      $16.849        3,750
                              2006       $16.849      $19.081            0
                              2007       $19.081      $17.712        5,162
                              2008       $17.712      $ 9.550        2,205
                              2009       $ 9.550      $ 8.983            0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.626            0
                              2003       $10.626      $12.999            0
                              2004       $12.999      $13.648            0
                              2005       $13.648      $13.990            0
                              2006       $13.990      $15.202            0
                              2007       $15.202      $14.919            0
                              2008       $14.919      $ 8.949            0
                              2009       $ 8.949      $11.634            0
                              2010       $11.634      $13.216            0
                              2011       $13.216      $12.675            0
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.356            0
                              2003       $10.356      $13.462            0
                              2004       $13.462      $15.585            0
                              2005       $15.585      $17.062            0
                              2006       $17.062      $17.563            0
                              2007       $17.563      $17.794            0
                              2008       $17.794      $ 9.458            0
                              2009       $ 9.458      $12.809            0
                              2010       $12.809      $14.551            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.093            0
                              2003       $10.093      $12.307        1,100
                              2004       $12.307      $12.617        1,119
                              2005       $12.617      $13.018        1,178
                              2006       $13.018      $13.398            0
                              2007       $13.398      $13.798        1,256
                              2008       $13.798      $ 8.480        1,250
                              2009       $ 8.480      $13.567        1,240
                              2010       $13.567      $15.997        1,234
                              2011       $15.997      $12.828            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.043            0
                              2003       $11.043      $13.771            0
                              2004       $13.771      $14.797            0
                              2005       $14.797      $16.197            0
                              2006       $16.197      $17.520            0
                              2007       $17.520      $18.192            0
                              2008       $18.192      $15.097            0
                              2009       $15.097      $19.174            0
                              2010       $19.174      $20.539            0
                              2011       $20.539      $21.430            0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $11.007            0
                              2005       $11.007      $12.032            0
                              2006       $12.032      $14.272            0
                              2007       $14.272      $15.291            0
                              2008       $15.291      $10.606            0
                              2009       $10.606      $13.413            0
                              2010       $13.413      $14.932            0
                              2011       $14.932      $15.895            0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.705            0
                              2005       $10.705      $12.091            0
                              2006       $12.091      $12.288            0
                              2007       $12.288      $14.619            0
                              2008       $14.619      $ 7.251            0
                              2009       $ 7.251      $11.717            0
                              2010       $11.717      $14.052            0
                              2011       $14.052      $13.333            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.679           0
                              2005       $10.679      $12.039           0
                              2006       $12.039      $12.200           0
                              2007       $12.200      $14.486           0
                              2008       $14.486      $ 7.162           0
                              2009       $ 7.162      $11.545           0
                              2010       $11.545      $13.817           0
                              2011       $13.817      $13.077           0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.779           0
                              2007       $ 9.779      $11.702           0
                              2008       $11.702      $ 6.075           0
                              2009       $ 6.075      $ 9.331           0
                              2010       $ 9.331      $12.048           0
                              2011       $12.048      $10.916           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.520           0
                              2004       $13.520      $15.697           0
                              2005       $15.697      $17.297           0
                              2006       $17.297      $18.883           0
                              2007       $18.883      $18.976           0
                              2008       $18.976      $11.032           0
                              2009       $11.032      $15.791           0
                              2010       $15.791      $19.508           0
                              2011       $19.508      $17.383           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.684           0
                              2003       $10.684      $14.404           0
                              2004       $14.404      $19.131           0
                              2005       $19.131      $21.804           0
                              2006       $21.804      $29.302           0
                              2007       $29.302      $23.658           0
                              2008       $23.658      $14.303           0
                              2009       $14.303      $17.939           0
                              2010       $17.939      $22.681           0
                              2011       $22.681      $23.394           0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000           0
                              2004       $10.000      $ 9.815           0
                              2005       $ 9.815      $ 9.813           0
                              2006       $ 9.813      $ 9.979         313
                              2007       $ 9.979      $10.173           0
                              2008       $10.173      $10.108           0
                              2009       $10.108      $ 9.876           0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT
OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.25


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.210            0
                              2007       $10.210      $11.683        4,098
                              2008       $11.683      $ 6.532        5,102
                              2009       $ 6.532      $ 8.633        4,032
                              2010       $ 8.633      $ 9.848        4,000
                              2011       $ 9.848      $ 9.340        4,414
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.401            0
                              2007       $10.401      $11.000            0
                              2008       $11.000      $ 8.031        2,121
                              2009       $ 8.031      $ 9.711        2,117
                              2010       $ 9.711      $10.663        2,114
                              2011       $10.663      $10.359            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.430            0
                              2007       $10.430      $11.189            0
                              2008       $11.189      $ 7.335            0
                              2009       $ 7.335      $ 9.199            0
                              2010       $ 9.199      $10.261            0
                              2011       $10.261      $ 9.887            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.439             0
                              2007       $10.439      $11.311             0
                              2008       $11.311      $ 6.823             0
                              2009       $ 6.823      $ 8.732             0
                              2010       $ 8.732      $ 9.872             0
                              2011       $ 9.872      $ 9.359             0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.292             0
                              2007       $10.292      $10.634             0
                              2008       $10.634      $ 9.264             0
                              2009       $ 9.264      $10.361             0
                              2010       $10.361      $10.841             0
                              2011       $10.841      $10.724             0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.690             0
                              2007       $ 9.690      $11.561             0
                              2008       $11.561      $ 6.229             0
                              2009       $ 6.229      $ 8.776             0
                              2010       $ 8.776      $10.255             0
                              2011       $10.255      $10.050             0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.761             0
                              2007       $10.761      $11.041         2,095
                              2008       $11.041      $ 6.769         2,083
                              2009       $ 6.769      $ 8.340         2,069
                              2010       $ 8.340      $ 9.335         2,056
                              2011       $ 9.335      $ 9.271         2,045
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.821             0
                              2007       $ 9.821      $11.050             0
                              2008       $11.050      $ 6.510             0
                              2009       $ 6.510      $ 8.876           108
                              2010       $ 8.876      $11.134             0
                              2011       $11.134      $ 9.684           594
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.683      $13.300        17,595
                              2004       $13.300      $14.353        24,643
                              2005       $14.353      $14.495        25,536
                              2006       $14.495      $16.513             0
                              2007       $16.513      $15.510        13,216
                              2008       $15.510      $ 9.813        11,752
                              2009       $ 9.813      $12.116        11,058
                              2010       $12.116      $13.793         9,161
                              2011       $13.793      $13.780         5,839
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.175             0
                              2005       $11.175      $11.078         3,816
                              2006       $11.078      $12.780             0
                              2007       $12.780      $12.935        10,070
                              2008       $12.935      $ 8.877         7,587
                              2009       $ 8.877      $11.743         7,550
                              2010       $11.743      $12.909         8,204
                              2011       $12.909      $12.895        13,560

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.503           243
                              2005       $10.503      $10.356         2,801
                              2006       $10.356      $11.205             0
                              2007       $11.205      $11.611         2,717
                              2008       $11.611      $ 7.416         3,191
                              2009       $ 7.416      $ 9.386         3,102
                              2010       $ 9.386      $10.219         1,529
                              2011       $10.219      $ 9.820         1,438
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.024      $14.462         5,520
                              2004       $14.462      $17.460         7,553
                              2005       $17.460      $18.529         9,771
                              2006       $18.529      $21.148           482
                              2007       $21.148      $20.138         6,364
                              2008       $20.138      $13.159         4,996
                              2009       $13.159      $16.581         5,521
                              2010       $16.581      $20.743         3,724
                              2011       $20.743      $19.476         4,265
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.804      $15.437             0
                              2004       $15.437      $16.789             0
                              2005       $16.789      $17.165             0
                              2006       $17.165      $18.203             0
                              2007       $18.203      $19.752             0
                              2008       $19.752      $11.081             0
                              2009       $11.081      $15.521             0
                              2010       $15.521      $19.326             0
                              2011       $19.326      $17.944             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.193         1,045
                              2005       $10.193      $10.184         1,072
                              2006       $10.184      $10.336             0
                              2007       $10.336      $10.748         2,180
                              2008       $10.748      $11.282         1,838
                              2009       $11.282      $11.347         5,802
                              2010       $11.347      $11.656        14,003
                              2011       $11.656      $12.018        13,848

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.955             0
                              2007       $10.955      $11.952             0
                              2008       $11.952      $ 8.342             0
                              2009       $ 8.342      $10.036             0
                              2010       $10.036      $10.963           111
                              2011       $10.963      $10.379           114
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.584      $12.599        19,691
                              2004       $12.599      $13.845        25,374
                              2005       $13.845      $14.933        26,784
                              2006       $14.933      $17.248         1,131
                              2007       $17.248      $17.410        12,567
                              2008       $17.410      $10.682         8,459
                              2009       $10.682      $13.136         9,259
                              2010       $13.136      $14.250         8,929
                              2011       $14.250      $13.759         9,114
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.658      $16.758           739
                              2004       $16.758      $20.390         1,339
                              2005       $20.390      $25.351         2,962
                              2006       $25.351      $31.681             0
                              2007       $31.681      $39.801         2,393
                              2008       $39.801      $18.363         1,837
                              2009       $18.363      $30.920         2,420
                              2010       $30.920      $35.472         3,300
                              2011       $35.472      $29.120         3,222
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.362      $13.505         2,556
                              2004       $13.505      $15.617         2,722
                              2005       $15.617      $16.786         7,297
                              2006       $16.786      $19.890             0
                              2007       $19.890      $22.402         4,846
                              2008       $22.402      $13.030         1,655
                              2009       $13.030      $17.421         3,092
                              2010       $17.421      $18.425         3,940
                              2011       $18.425      $16.064         6,139
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.567      $12.800             0
                              2004       $12.800      $14.328             0
                              2005       $14.328      $13.549             0
                              2006       $13.549      $14.907             0
                              2007       $14.907      $16.142             0
                              2008       $16.142      $16.725             0
                              2009       $16.725      $19.366             0
                              2010       $19.366      $21.623             0
                              2011       $21.623      $20.913             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.911      $11.657           299
                              2004       $11.657      $12.143           653
                              2005       $12.143      $12.753           642
                              2006       $12.753      $12.769             0
                              2007       $12.769      $14.529           344
                              2008       $14.529      $ 7.212            96
                              2009       $ 7.212      $11.655            86
                              2010       $11.655      $13.596            83
                              2011       $13.596      $12.417            85
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.278             0
                              2005       $11.278      $11.456         1,266
                              2006       $11.456      $12.970             0
                              2007       $12.970      $12.357         2,650
                              2008       $12.357      $ 7.739         1,291
                              2009       $ 7.739      $ 9.695         1,265
                              2010       $ 9.695      $10.944           639
                              2011       $10.944      $10.452           650
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.903             0
                              2005       $10.903      $11.423             0
                              2006       $11.423      $12.547             0
                              2007       $12.547      $12.650             0
                              2008       $12.650      $ 9.542             0
                              2009       $ 9.542      $11.403             0
                              2010       $11.403      $12.464             0
                              2011       $12.464      $12.002             0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.760      $13.263        16,502
                              2004       $13.263      $14.766        19,148
                              2005       $14.766      $15.807        16,327
                              2006       $15.807      $17.886             0
                              2007       $17.886      $17.888         6,660
                              2008       $17.888      $11.830         5,699
                              2009       $11.830      $14.323         5,524
                              2010       $14.323      $15.678         4,324
                              2011       $15.678      $14.950         4,197
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.066        23,878
                              2005       $11.066      $11.996        22,050
                              2006       $11.996      $12.280             0
                              2007       $12.280      $14.087         4,002
                              2008       $14.087      $ 7.306         3,718
                              2009       $ 7.306      $11.147         2,959
                              2010       $11.147      $13.841         2,389
                              2011       $13.841      $12.240         2,261

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.241        29,761
                              2005       $11.241      $12.318        27,979
                              2006       $12.318      $14.505        21,119
                              2007       $14.505      $15.260         8,301
                              2008       $15.260      $ 8.740         5,909
                              2009       $ 8.740      $11.870         5,225
                              2010       $11.870      $14.156         3,965
                              2011       $14.156      $13.939         2,751
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.234             0
                              2005       $11.234      $12.293           474
                              2006       $12.293      $14.467             0
                              2007       $14.467      $15.205         1,047
                              2008       $15.205      $ 8.689           756
                              2009       $ 8.689      $11.797           696
                              2010       $11.797      $14.062           564
                              2011       $14.062      $13.833           561
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.340             0
                              2005       $10.340      $10.221         6,249
                              2006       $10.221      $10.902             0
                              2007       $10.902      $11.293         6,299
                              2008       $11.293      $ 9.085        10,335
                              2009       $ 9.085      $11.905         9,688
                              2010       $11.905      $13.045         1,828
                              2011       $13.045      $13.285         2,838
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.888             0
                              2005       $10.888      $11.362         1,248
                              2006       $11.362      $12.709             0
                              2007       $12.709      $13.230         2,953
                              2008       $13.230      $ 9.206           542
                              2009       $ 9.206      $11.315         2,907
                              2010       $11.315      $13.139           534
                              2011       $13.139      $12.244           531
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.873         6,569
                              2005       $10.873      $10.953         3,127
                              2006       $10.953      $12.532             0
                              2007       $12.532      $12.645         5,472
                              2008       $12.645      $ 7.843         6,936
                              2009       $ 7.843      $ 9.097         7,677
                              2010       $ 9.097      $10.421         5,045
                              2011       $10.421      $ 9.549         6,675

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.120             0
                              2005       $11.120      $11.351         1,967
                              2006       $11.351      $11.949             0
                              2007       $11.949      $14.137         1,903
                              2008       $14.137      $ 8.517         1,951
                              2009       $ 8.517      $12.094         1,896
                              2010       $12.094      $14.504         1,868
                              2011       $14.504      $12.729         1,550
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.103         6,049
                              2005       $11.103      $11.724         8,583
                              2006       $11.724      $12.838             0
                              2007       $12.838      $12.595         6,466
                              2008       $12.595      $ 7.452         5,287
                              2009       $ 7.452      $ 9.205         5,457
                              2010       $ 9.205      $11.264         2,942
                              2011       $11.264      $10.549         2,988
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.088      $13.005           313
                              2004       $13.005      $13.930           746
                              2005       $13.930      $14.090         1,178
                              2006       $14.090      $15.240             0
                              2007       $15.240      $15.384         2,984
                              2008       $15.384      $ 8.462         3,107
                              2009       $ 8.462      $10.039         3,070
                              2010       $10.039      $11.036         3,051
                              2011       $11.036      $10.809         3,048
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.227        13,535
                              2004       $12.227      $12.718        25,147
                              2005       $12.718      $13.011        22,749
                              2006       $13.011      $13.670         1,179
                              2007       $13.670      $15.183        11,885
                              2008       $15.183      $ 8.048        13,967
                              2009       $ 8.048      $11.319        13,401
                              2010       $11.319      $12.052        11,166
                              2011       $12.052      $11.597         7,947
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.088             0
                              2005       $10.088      $10.073           673
                              2006       $10.073      $10.312             0
                              2007       $10.312      $10.471           759
                              2008       $10.471      $ 6.223         8,661
                              2009       $ 6.223      $ 6.621         1,488
                              2010       $ 6.621      $ 7.188           211
                              2011       $ 7.188      $ 7.569           192

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.065      $14.137             0
                              2004       $14.137      $16.396             0
                              2005       $16.396      $18.246         1,893
                              2006       $18.246      $20.893             0
                              2007       $20.893      $21.620         2,177
                              2008       $21.620      $12.585         1,414
                              2009       $12.585      $17.110         2,198
                              2010       $17.110      $19.314         1,774
                              2011       $19.314      $17.237         1,763
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.227      $12.054         5,038
                              2004       $12.054      $12.751         8,855
                              2005       $12.751      $12.750        15,833
                              2006       $12.750      $13.339         1,831
                              2007       $13.339      $14.255        11,452
                              2008       $14.255      $11.893        11,681
                              2009       $11.893      $13.738         9,808
                              2010       $13.738      $15.383         8,387
                              2011       $15.383      $15.106         8,316
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.711      $12.869         2,142
                              2004       $12.869      $13.652         4,367
                              2005       $13.652      $13.586         4,810
                              2006       $13.586      $14.479           571
                              2007       $14.479      $14.057         2,282
                              2008       $14.057      $ 2.938         5,651
                              2009       $ 2.938      $ 3.611         6,653
                              2010       $ 3.611      $ 4.031         3,314
                              2011       $ 4.031      $ 3.832         3,352
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.445      $12.547        26,443
                              2004       $12.547      $13.361        42,107
                              2005       $13.361      $13.784        43,949
                              2006       $13.784      $15.434             0
                              2007       $15.434      $15.680        24,220
                              2008       $15.680      $ 9.388        20,374
                              2009       $ 9.388      $11.723        18,782
                              2010       $11.723      $13.247        12,003
                              2011       $13.247      $12.884        10,237

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.695      $14.563         4,771
                              2004       $14.563      $16.933         9,376
                              2005       $16.933      $18.126        10,461
                              2006       $18.126      $20.277             0
                              2007       $20.277      $19.504         7,941
                              2008       $19.504      $11.796         6,371
                              2009       $11.796      $15.753         5,637
                              2010       $15.753      $18.912         3,324
                              2011       $18.912      $18.012         2,288
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.322      $12.305         7,154
                              2004       $12.305      $14.338        11,024
                              2005       $14.338      $15.666         9,578
                              2006       $15.666      $15.697           558
                              2007       $15.697      $16.237         4,043
                              2008       $16.237      $ 8.045         4,476
                              2009       $ 8.045      $10.380         4,533
                              2010       $10.380      $12.878         3,491
                              2011       $12.878      $12.669         3,184
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.020         1,874
                              2010       $12.020      $13.206           943
                              2011       $13.206      $13.132           595
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.663      $12.000         6,577
                              2004       $12.000      $12.668         8,286
                              2005       $12.668      $12.854         7,978
                              2006       $12.854      $14.037             0
                              2007       $14.037      $13.823         3,219
                              2008       $13.823      $ 7.994         1,839
                              2009       $ 7.994      $ 9.797         1,804
                              2010       $ 9.797      $10.593         1,485
                              2011       $10.593      $10.621         1,232
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.733      $12.347           604
                              2004       $12.347      $13.143           603
                              2005       $13.143      $13.718           703
                              2006       $13.718      $15.105             0
                              2007       $15.105      $15.167           834
                              2008       $15.167      $ 9.866         1,535
                              2009       $ 9.866      $13.014           513
                              2010       $13.014      $14.562           489
                              2011       $14.562      $14.148         1,510

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.215      $11.225         2,465
                              2004       $11.225      $11.731         2,572
                              2005       $11.731      $12.956         2,449
                              2006       $12.956      $12.994             0
                              2007       $12.994      $12.599             8
                              2008       $12.599      $10.193             8
                              2009       $10.193      $12.530             8
                              2010       $12.530      $12.526             8
                              2011       $12.526      $12.077             8
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.626      $13.961           142
                              2004       $13.961      $16.562           126
                              2005       $16.562      $17.545           123
                              2006       $17.545      $21.746             0
                              2007       $21.746      $25.443             0
                              2008       $25.443      $17.253             0
                              2009       $17.253      $18.071             0
                              2010       $18.071      $17.953             0
                              2011       $17.953      $16.569             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.974      $13.412        17,230
                              2004       $13.412      $14.539        23,473
                              2005       $14.539      $14.927        21,980
                              2006       $14.927      $16.881             0
                              2007       $16.881      $15.472         8,063
                              2008       $15.472      $ 9.253         5,211
                              2009       $ 9.253      $11.718         4,990
                              2010       $11.718      $13.077         4,385
                              2011       $13.077      $12.166         3,952
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.845      $13.253         4,691
                              2004       $13.253      $14.293         8,520
                              2005       $14.293      $14.377        10,510
                              2006       $14.377      $15.503             0
                              2007       $15.503      $15.546         2,703
                              2008       $15.546      $11.213         1,314
                              2009       $11.213      $16.429         2,683
                              2010       $16.429      $18.279         1,113
                              2011       $18.279      $18.147           595
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.338      $10.371        31,017
                              2004       $10.371      $10.566         1,667
                              2005       $10.566      $10.552         8,376
                              2006       $10.552      $10.761             0
                              2007       $10.761      $11.045         9,634
                              2008       $11.045      $ 8.198         9,291
                              2009       $ 8.198      $11.729         8,718
                              2010       $11.729      $12.572         7,591
                              2011       $12.572      $12.880         7,466

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.556      $13.290           691
                              2004       $13.290      $15.066         1,909
                              2005       $15.066      $16.492         3,655
                              2006       $16.492      $20.551             0
                              2007       $20.551      $21.724         1,953
                              2008       $21.724      $11.879         2,238
                              2009       $11.879      $14.443         2,966
                              2010       $14.443      $15.504         2,513
                              2011       $15.504      $12.565         2,420
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.673      $12.902             0
                              2004       $12.902      $14.179             0
                              2005       $14.179      $15.052             0
                              2006       $15.052      $16.732             0
                              2007       $16.732      $15.478             0
                              2008       $15.478      $ 9.128             0
                              2009       $ 9.128      $11.650             0
                              2010       $11.650      $12.948             0
                              2011       $12.948      $12.639             0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.920      $ 9.785            53
                              2004       $ 9.785      $ 9.609         3,480
                              2005       $ 9.609      $ 9.613         8,091
                              2006       $ 9.613      $ 9.791             0
                              2007       $ 9.791      $10.008        20,371
                              2008       $10.008      $10.014        34,205
                              2009       $10.014      $ 9.790        28,478
                              2010       $ 9.790      $ 9.555        16,133
                              2011       $ 9.555      $ 9.323        12,614
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.960      $13.403        18,175
                              2004       $13.403      $14.424        25,691
                              2005       $14.424      $15.481        23,154
                              2006       $15.481      $16.397             0
                              2007       $16.397      $16.913         6,846
                              2008       $16.913      $10.106         4,780
                              2009       $10.106      $13.029         4,495
                              2010       $13.029      $15.197         5,247
                              2011       $15.197      $14.073         4,553

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.301      $14.473           356
                              2004       $14.473      $16.299         2,415
                              2005       $16.299      $16.840         5,219
                              2006       $16.840      $19.061             0
                              2007       $19.061      $17.684         2,928
                              2008       $17.684      $ 9.530         1,910
                              2009       $ 9.530      $ 8.964             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.822      $13.005            40
                              2004       $13.005      $13.647             0
                              2005       $13.647      $13.983             0
                              2006       $13.983      $15.186             0
                              2007       $15.186      $14.896             0
                              2008       $14.896      $ 8.930             0
                              2009       $ 8.930      $11.604             0
                              2010       $11.604      $13.175             0
                              2011       $13.175      $12.630             0
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.779      $13.468        11,261
                              2004       $13.468      $15.585        15,852
                              2005       $15.585      $17.053        14,674
                              2006       $17.053      $17.545             0
                              2007       $17.545      $17.767         3,282
                              2008       $17.767      $ 9.438         2,473
                              2009       $ 9.438      $12.776         2,235
                              2010       $12.776      $14.508             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.560      $12.313        25,354
                              2004       $12.313      $12.617        37,923
                              2005       $12.617      $13.011        38,888
                              2006       $13.011      $13.384             0
                              2007       $13.384      $13.776        11,830
                              2008       $13.776      $ 8.463        10,051
                              2009       $ 8.463      $13.532         7,480
                              2010       $13.532      $15.948         3,696
                              2011       $15.948      $12.782         3,717
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.268      $13.778             0
                              2004       $13.778      $14.797           141
                              2005       $14.797      $16.189           302
                              2006       $16.189      $17.501             0
                              2007       $17.501      $18.164           163
                              2008       $18.164      $15.066           132
                              2009       $15.066      $19.125           129
                              2010       $19.125      $20.476           131
                              2011       $20.476      $21.353           124

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.002         2,959
                              2005       $11.002      $12.020         3,581
                              2006       $12.020      $14.250             0
                              2007       $14.250      $15.260         1,097
                              2008       $15.260      $10.579           768
                              2009       $10.579      $13.372             0
                              2010       $13.372      $14.878             0
                              2011       $14.878      $15.830           448
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.701        15,649
                              2005       $10.701      $12.081        13,665
                              2006       $12.081      $12.271        12,103
                              2007       $12.271      $14.592         3,274
                              2008       $14.592      $ 7.233         3,118
                              2009       $ 7.233      $11.683         2,547
                              2010       $11.683      $14.004         2,037
                              2011       $14.004      $13.281         1,062
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.676         1,275
                              2005       $10.676      $12.028         1,202
                              2006       $12.028      $12.183             0
                              2007       $12.183      $14.459         1,085
                              2008       $14.459      $ 7.145         1,249
                              2009       $ 7.145      $11.511         1,115
                              2010       $11.511      $13.770             0
                              2011       $13.770      $13.026             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.776             0
                              2007       $ 9.776      $11.692             0
                              2008       $11.692      $ 6.066           703
                              2009       $ 6.066      $ 9.314             0
                              2010       $ 9.314      $12.019             0
                              2011       $12.019      $10.885             0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.515           927
                              2004       $13.515      $15.684         1,229
                              2005       $15.684      $17.274         4,222
                              2006       $17.274      $18.848             0
                              2007       $18.848      $18.930         2,625
                              2008       $18.930      $11.000         1,054
                              2009       $11.000      $15.737         1,666
                              2010       $15.737      $19.431         1,079
                              2011       $19.431      $17.306         1,021

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.360      $14.411          386
                              2004       $14.411      $19.131        5,033
                              2005       $19.131      $21.792        5,141
                              2006       $21.792      $29.271            0
                              2007       $29.271      $23.621        1,509
                              2008       $23.621      $14.274        1,659
                              2009       $14.274      $17.893        1,675
                              2010       $17.893      $22.611        1,160
                              2011       $22.611      $23.310          734
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.810        3,830
                              2005       $ 9.810      $ 9.803        5,017
                              2006       $ 9.803      $ 9.964            0
                              2007       $ 9.964      $10.152        3,150
                              2008       $10.152      $10.082        3,602
                              2009       $10.082      $ 9.845            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                      YEAR WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003,
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.35


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.203          0
                              2007       $10.203      $11.663          0
                              2008       $11.663      $ 6.514          0
                              2009       $ 6.514      $ 8.600          0
                              2010       $ 8.600      $ 9.801          0
                              2011       $ 9.801      $ 9.286          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.394          0
                              2007       $10.394      $10.981          0
                              2008       $10.981      $ 8.009          0
                              2009       $ 8.009      $ 9.675          0
                              2010       $ 9.675      $10.612          0
                              2011       $10.612      $10.299          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.423          0
                              2007       $10.423      $11.169          0
                              2008       $11.169      $ 7.315          0
                              2009       $ 7.315      $ 9.164          0
                              2010       $ 9.164      $10.212          0
                              2011       $10.212      $ 9.829          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.432          0
                              2007       $10.432      $11.292          0
                              2008       $11.292      $ 6.804          0
                              2009       $ 6.804      $ 8.699          0
                              2010       $ 8.699      $ 9.825          0
                              2011       $ 9.825      $ 9.305          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.285          0
                              2007       $10.285      $10.615          0
                              2008       $10.615      $ 9.238          0
                              2009       $ 9.238      $10.322          0
                              2010       $10.322      $10.789          0
                              2011       $10.789      $10.662          0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.683          0
                              2007       $ 9.683      $11.541          0
                              2008       $11.541      $ 6.212          0
                              2009       $ 6.212      $ 8.743          0
                              2010       $ 8.743      $10.206          0
                              2011       $10.206      $ 9.992          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.754          0
                              2007       $10.754      $11.022          0
                              2008       $11.022      $ 6.750          0
                              2009       $ 6.750      $ 8.309          0
                              2010       $ 8.309      $ 9.291          0
                              2011       $ 9.291      $ 9.217          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.814          0
                              2007       $ 9.814      $11.031          0
                              2008       $11.031      $ 6.492          0
                              2009       $ 6.492      $ 8.843          0
                              2010       $ 8.843      $11.081          0
                              2011       $11.081      $ 9.628          0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.675      $13.280          0
                              2004       $13.280      $14.316          0
                              2005       $14.316      $14.444          0
                              2006       $14.444      $16.437          0
                              2007       $16.437      $15.423          0
                              2008       $15.423      $ 9.748          0
                              2009       $ 9.748      $12.024          0
                              2010       $12.024      $13.673          0
                              2011       $13.673      $13.647          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.168          0
                              2005       $11.168      $11.059          0
                              2006       $11.059      $12.746          0
                              2007       $12.746      $12.887          0
                              2008       $12.887      $ 8.834          0
                              2009       $ 8.834      $11.675          0
                              2010       $11.675      $12.821          0
                              2011       $12.821      $12.794          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.500          0
                              2005       $10.500      $10.342          0
                              2006       $10.342      $11.179          0
                              2007       $11.179      $11.572          0
                              2008       $11.572      $ 7.384          0
                              2009       $ 7.384      $ 9.336          0
                              2010       $ 9.336      $10.153          0
                              2011       $10.153      $ 9.747          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.014      $14.440          0
                              2004       $14.440      $17.416          0
                              2005       $17.416      $18.463          0
                              2006       $18.463      $21.051          0
                              2007       $21.051      $20.025          0
                              2008       $20.025      $13.072          0
                              2009       $13.072      $16.454          0
                              2010       $16.454      $20.563          0
                              2011       $20.563      $19.288          0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.794      $15.414          0
                              2004       $15.414      $16.746          0
                              2005       $16.746      $17.104          0
                              2006       $17.104      $18.119          0
                              2007       $18.119      $19.642          0
                              2008       $19.642      $11.007          0
                              2009       $11.007      $15.402          0
                              2010       $15.402      $19.158          0
                              2011       $19.158      $17.770          0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.186          0
                              2005       $10.186      $10.167          0
                              2006       $10.167      $10.308          0
                              2007       $10.308      $10.708          0
                              2008       $10.708      $11.228          0
                              2009       $11.228      $11.282          0
                              2010       $11.282      $11.576          0
                              2011       $11.576      $11.924          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.947          0
                              2007       $10.947      $11.932          0
                              2008       $11.932      $ 8.319          0
                              2009       $ 8.319      $ 9.999          0
                              2010       $ 9.999      $10.910          0
                              2011       $10.910      $10.319          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.575      $12.580          0
                              2004       $12.580      $13.809          0
                              2005       $13.809      $14.880          0
                              2006       $14.880      $17.169          0
                              2007       $17.169      $17.313          0
                              2008       $17.313      $10.611          0
                              2009       $10.611      $13.036          0
                              2010       $13.036      $14.127          0
                              2011       $14.127      $13.625          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.648      $16.733          0
                              2004       $16.733      $20.338          0
                              2005       $20.338      $25.260          0
                              2006       $25.260      $31.536          0
                              2007       $31.536      $39.578          0
                              2008       $39.578      $18.241          0
                              2009       $18.241      $30.684          0
                              2010       $30.684      $35.164          0
                              2011       $35.164      $28.838          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.354      $13.484          0
                              2004       $13.484      $15.577          0
                              2005       $15.577      $16.727          0
                              2006       $16.727      $19.799          0
                              2007       $19.799      $22.276          0
                              2008       $22.276      $12.943          0
                              2009       $12.943      $17.288          0
                              2010       $17.288      $18.265          0
                              2011       $18.265      $15.909          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.557      $12.780          0
                              2004       $12.780      $14.291          0
                              2005       $14.291      $13.500          0
                              2006       $13.500      $14.839          0
                              2007       $14.839      $16.051          0
                              2008       $16.051      $16.615          0
                              2009       $16.615      $19.218          0
                              2010       $19.218      $21.436          0
                              2011       $21.436      $20.711          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.903      $11.639          0
                              2004       $11.639      $12.112          0
                              2005       $12.112      $12.707          0
                              2006       $12.707      $12.711          0
                              2007       $12.711      $14.447          0
                              2008       $14.447      $ 7.164          0
                              2009       $ 7.164      $11.566          0
                              2010       $11.566      $13.478          0
                              2011       $13.478      $12.297          0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.270          0
                              2005       $11.270      $11.436          0
                              2006       $11.436      $12.935          0
                              2007       $12.935      $12.311          0
                              2008       $12.311      $ 7.702          0
                              2009       $ 7.702      $ 9.639          0
                              2010       $ 9.639      $10.869          0
                              2011       $10.869      $10.370          0
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.896          0
                              2005       $10.896      $11.404          0
                              2006       $11.404      $12.513          0
                              2007       $12.513      $12.603          0
                              2008       $12.603      $ 9.497          0
                              2009       $ 9.497      $11.337          0
                              2010       $11.337      $12.379          0
                              2011       $12.379      $11.908          0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.751      $13.242          0
                              2004       $13.242      $14.729          0
                              2005       $14.729      $15.751          0
                              2006       $15.751      $17.804          0
                              2007       $17.804      $17.787          0
                              2008       $17.787      $11.751          0
                              2009       $11.751      $14.214          0
                              2010       $14.214      $15.542          0
                              2011       $15.542      $14.805          0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.058          0
                              2005       $11.058      $11.976          0
                              2006       $11.976      $12.247          0
                              2007       $12.247      $14.035          0
                              2008       $14.035      $ 7.271          0
                              2009       $ 7.271      $11.082          0
                              2010       $11.082      $13.747          0
                              2011       $13.747      $12.144          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.233          0
                              2005       $11.233      $12.297          0
                              2006       $12.297      $14.466          0
                              2007       $14.466      $15.202          0
                              2008       $15.202      $ 8.698          0
                              2009       $ 8.698      $11.801          0
                              2010       $11.801      $14.060          0
                              2011       $14.060      $13.830          0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.227          0
                              2005       $11.227      $12.272          0
                              2006       $12.272      $14.428          0
                              2007       $14.428      $15.148          0
                              2008       $15.148      $ 8.648          0
                              2009       $ 8.648      $11.728          0
                              2010       $11.728      $13.966          0
                              2011       $13.966      $13.725          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.338          0
                              2005       $10.338      $10.208          0
                              2006       $10.208      $10.877          0
                              2007       $10.877      $11.255          0
                              2008       $11.255      $ 9.046          0
                              2009       $ 9.046      $11.841          0
                              2010       $11.841      $12.961          0
                              2011       $12.961      $13.187          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.886          0
                              2005       $10.886      $11.347          0
                              2006       $11.347      $12.679          0
                              2007       $12.679      $13.186          0
                              2008       $13.186      $ 9.166          0
                              2009       $ 9.166      $11.254          0
                              2010       $11.254      $13.055          0
                              2011       $13.055      $12.153          0
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.870          0
                              2005       $10.870      $10.939          0
                              2006       $10.939      $12.503          0
                              2007       $12.503      $12.603          0
                              2008       $12.603      $ 7.809          0
                              2009       $ 7.809      $ 9.048          0
                              2010       $ 9.048      $10.354          0
                              2011       $10.354      $ 9.478          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.117          0
                              2005       $11.117      $11.337          0
                              2006       $11.337      $11.922          0
                              2007       $11.922      $14.090          0
                              2008       $14.090      $ 8.480          0
                              2009       $ 8.480      $12.029          0
                              2010       $12.029      $14.411          0
                              2011       $14.411      $12.635          0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.101          0
                              2005       $11.101      $11.709          0
                              2006       $11.709      $12.808          0
                              2007       $12.808      $12.554          0
                              2008       $12.554      $ 7.419          0
                              2009       $ 7.419      $ 9.155          0
                              2010       $ 9.155      $11.192          0
                              2011       $11.192      $10.471          0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.079      $12.985          0
                              2004       $12.985      $13.895          0
                              2005       $13.895      $14.040          0
                              2006       $14.040      $15.170          0
                              2007       $15.170      $15.298          0
                              2008       $15.298      $ 8.406          0
                              2009       $ 8.406      $ 9.962          0
                              2010       $ 9.962      $10.940          0
                              2011       $10.940      $10.704          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.218          0
                              2004       $12.218      $12.696          0
                              2005       $12.696      $12.976          0
                              2006       $12.976      $13.619          0
                              2007       $13.619      $15.110          0
                              2008       $15.110      $ 8.002          0
                              2009       $ 8.002      $11.241          0
                              2010       $11.241      $11.958          0
                              2011       $11.958      $11.495          0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.086          0
                              2005       $10.086      $10.060          0
                              2006       $10.060      $10.288          0
                              2007       $10.288      $10.436          0
                              2008       $10.436      $ 6.196          0
                              2009       $ 6.196      $ 6.585          0
                              2010       $ 6.585      $ 7.142          0
                              2011       $ 7.142      $ 7.513          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.056      $14.115          0
                              2004       $14.115      $16.354          0
                              2005       $16.354      $18.181          0
                              2006       $18.181      $20.798          0
                              2007       $20.798      $21.499          0
                              2008       $21.499      $12.502          0
                              2009       $12.502      $16.979          0
                              2010       $16.979      $19.147          0
                              2011       $19.147      $17.070          0
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.218      $12.035          0
                              2004       $12.035      $12.719          0
                              2005       $12.719      $12.704          0
                              2006       $12.704      $13.278          0
                              2007       $13.278      $14.175          0
                              2008       $14.175      $11.814          0
                              2009       $11.814      $13.633          0
                              2010       $13.633      $15.250          0
                              2011       $15.250      $14.960          0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.701      $12.850          0
                              2004       $12.850      $13.617          0
                              2005       $13.617      $13.538          0
                              2006       $13.538      $14.413          0
                              2007       $14.413      $13.979          0
                              2008       $13.979      $ 2.919          0
                              2009       $ 2.919      $ 3.583          0
                              2010       $ 3.583      $ 3.996          0
                              2011       $ 3.996      $ 3.795          0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.436      $12.528          0
                              2004       $12.528      $13.327          0
                              2005       $13.327      $13.735          0
                              2006       $13.735      $15.363          0
                              2007       $15.363      $15.592          0
                              2008       $15.592      $ 9.326          0
                              2009       $ 9.326      $11.633          0
                              2010       $11.633      $13.133          0
                              2011       $13.133      $12.759          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.686      $14.541          0
                              2004       $14.541      $16.890          0
                              2005       $16.890      $18.061          0
                              2006       $18.061      $20.184          0
                              2007       $20.184      $19.395          0
                              2008       $19.395      $11.718          0
                              2009       $11.718      $15.632          0
                              2010       $15.632      $18.749          0
                              2011       $18.749      $17.838          0
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.314      $12.287          0
                              2004       $12.287      $14.302          0
                              2005       $14.302      $15.610          0
                              2006       $15.610      $15.626          0
                              2007       $15.626      $16.146          0
                              2008       $16.146      $ 7.991          0
                              2009       $ 7.991      $10.301          0
                              2010       $10.301      $12.766          0
                              2011       $12.766      $12.547          0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $11.929          0
                              2010       $11.929      $13.091          0
                              2011       $13.091      $13.005          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.654      $11.982          0
                              2004       $11.982      $12.636          0
                              2005       $12.636      $12.808          0
                              2006       $12.808      $13.972          0
                              2007       $13.972      $13.745          0
                              2008       $13.745      $ 7.941          0
                              2009       $ 7.941      $ 9.722          0
                              2010       $ 9.722      $10.501          0
                              2011       $10.501      $10.518          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.724      $12.328          0
                              2004       $12.328      $13.110          0
                              2005       $13.110      $13.669          0
                              2006       $13.669      $15.035          0
                              2007       $15.035      $15.082          0
                              2008       $15.082      $ 9.801          0
                              2009       $ 9.801      $12.915          0
                              2010       $12.915      $14.436          0
                              2011       $14.436      $14.011          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.207      $11.208          0
                              2004       $11.208      $11.701          0
                              2005       $11.701      $12.910          0
                              2006       $12.910      $12.935          0
                              2007       $12.935      $12.529          0
                              2008       $12.529      $10.125          0
                              2009       $10.125      $12.434          0
                              2010       $12.434      $12.418          0
                              2011       $12.418      $11.960          0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.616      $13.940          0
                              2004       $13.940      $16.520          0
                              2005       $16.520      $17.483          0
                              2006       $17.483      $21.646          0
                              2007       $21.646      $25.301          0
                              2008       $25.301      $17.139          0
                              2009       $17.139      $17.933          0
                              2010       $17.933      $17.798          0
                              2011       $17.798      $16.409          0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.965      $13.392          0
                              2004       $13.392      $14.502          0
                              2005       $14.502      $14.874          0
                              2006       $14.874      $16.804          0
                              2007       $16.804      $15.386          0
                              2008       $15.386      $ 9.192          0
                              2009       $ 9.192      $11.629          0
                              2010       $11.629      $12.963          0
                              2011       $12.963      $12.048          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.835      $13.233          0
                              2004       $13.233      $14.257          0
                              2005       $14.257      $14.326          0
                              2006       $14.326      $15.432          0
                              2007       $15.432      $15.458          0
                              2008       $15.458      $11.138          0
                              2009       $11.138      $16.303          0
                              2010       $16.303      $18.121          0
                              2011       $18.121      $17.971          0
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.329      $10.355          0
                              2004       $10.355      $10.539          0
                              2005       $10.539      $10.515          0
                              2006       $10.515      $10.712          0
                              2007       $10.712      $10.983          0
                              2008       $10.983      $ 8.143          0
                              2009       $ 8.143      $11.639          0
                              2010       $11.639      $12.464          0
                              2011       $12.464      $12.755          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.548      $13.270          0
                              2004       $13.270      $15.027          0
                              2005       $15.027      $16.433          0
                              2006       $16.433      $20.457          0
                              2007       $20.457      $21.603          0
                              2008       $21.603      $11.800          0
                              2009       $11.800      $14.333          0
                              2010       $14.333      $15.370          0
                              2011       $15.370      $12.443          0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.664      $12.883          0
                              2004       $12.883      $14.143          0
                              2005       $14.143      $14.998          0
                              2006       $14.998      $16.655          0
                              2007       $16.655      $15.391          0
                              2008       $15.391      $ 9.068          0
                              2009       $ 9.068      $11.561          0
                              2010       $11.561      $12.836          0
                              2011       $12.836      $12.516          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.911      $ 9.770          0
                              2004       $ 9.770      $ 9.585          0
                              2005       $ 9.585      $ 9.578          0
                              2006       $ 9.578      $ 9.746          0
                              2007       $ 9.746      $ 9.952          0
                              2008       $ 9.952      $ 9.948          0
                              2009       $ 9.948      $ 9.715          0
                              2010       $ 9.715      $ 9.472          0
                              2011       $ 9.472      $ 9.233          0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.951      $13.383          0
                              2004       $13.383      $14.388          0
                              2005       $14.388      $15.426          0
                              2006       $15.426      $16.322          0
                              2007       $16.322      $16.818          0
                              2008       $16.818      $10.039          0
                              2009       $10.039      $12.929          0
                              2010       $12.929      $15.065          0
                              2011       $15.065      $13.937          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.292      $14.451          0
                              2004       $14.451      $16.258          0
                              2005       $16.258      $16.780          0
                              2006       $16.780      $18.974          0
                              2007       $18.974      $17.585          0
                              2008       $17.585      $ 9.467          0
                              2009       $ 9.467      $ 8.903          0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.813      $12.986          0
                              2004       $12.986      $13.613          0
                              2005       $13.613      $13.933          0
                              2006       $13.933      $15.116          0
                              2007       $15.116      $14.813          0
                              2008       $14.813      $ 8.871          0
                              2009       $ 8.871      $11.515          0
                              2010       $11.515      $13.061          0
                              2011       $13.061      $12.507          0
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.770      $13.448          0
                              2004       $13.448      $15.545          0
                              2005       $15.545      $16.992          0
                              2006       $16.992      $17.465          0
                              2007       $17.465      $17.667          0
                              2008       $17.667      $ 9.376          0
                              2009       $ 9.376      $12.678          0
                              2010       $12.678      $14.387          0
PUTNAM VT VOYAGER FUND--CLASS IB
                              2003       $10.551      $12.294          0
                              2004       $12.294      $12.585          0
                              2005       $12.585      $12.964          0
                              2006       $12.964      $13.323          0
                              2007       $13.323      $13.699          0
                              2008       $13.699      $ 8.407          0
                              2009       $ 8.407      $13.428          0
                              2010       $13.428      $15.810          0
                              2011       $15.810      $12.658          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.258      $13.757          0
                              2004       $13.757      $14.759          0
                              2005       $14.759      $16.131          0
                              2006       $16.131      $17.421          0
                              2007       $17.421      $18.062          0
                              2008       $18.062      $14.966          0
                              2009       $14.966      $18.978          0
                              2010       $18.978      $20.298          0
                              2011       $20.298      $21.146          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $10.990          0
                              2005       $10.990      $11.995          0
                              2006       $11.995      $14.206          0
                              2007       $14.206      $15.197          0
                              2008       $15.197      $10.524          0
                              2009       $10.524      $13.290          0
                              2010       $13.290      $14.772          0
                              2011       $14.772      $15.700          0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.694          0
                              2005       $10.694      $12.060          0
                              2006       $12.060      $12.237          0
                              2007       $12.237      $14.537          0
                              2008       $14.537      $ 7.199          0
                              2009       $ 7.199      $11.615          0
                              2010       $11.615      $13.909          0
                              2011       $13.909      $13.177          0
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.688          0
                              2005       $10.668      $12.008          0
                              2006       $12.008      $12.150          0
                              2007       $12.150      $14.404          0
                              2008       $14.404      $ 7.110          0
                              2009       $ 7.110      $11.444          0
                              2010       $11.444      $13.676          0
                              2011       $13.676      $12.924          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.769          0
                              2007       $ 9.769      $11.672          0
                              2008       $11.672      $ 6.050          0
                              2009       $ 6.050      $ 9.278          0
                              2010       $ 9.278      $11.961          0
                              2011       $11.961      $10.822          0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.506          0
                              2004       $13.506      $15.657          0
                              2005       $15.657      $17.227          0
                              2006       $17.227      $18.777          0
                              2007       $18.777      $18.840          0
                              2008       $18.840      $10.936          0
                              2009       $10.936      $15.630          0
                              2010       $15.630      $19.279          0
                              2011       $19.279      $17.153          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.351      $14.389          0
                              2004       $14.389      $19.082          0
                              2005       $19.082      $21.714          0
                              2006       $21.714      $29.137          0
                              2007       $29.137      $23.489          0
                              2008       $23.489      $14.179          0
                              2009       $14.179      $17.756          0
                              2010       $17.756      $22.415          0
                              2011       $22.415      $23.084          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.800          0
                              2005       $ 9.800      $ 9.783          0
                              2006       $ 9.783      $ 9.933          0
                              2007       $ 9.933      $10.111          0
                              2008       $10.111      $10.030          0
                              2009       $10.030      $ 9.785          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, OR THE
           ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION

                          MORTALITY & EXPENSE = 1.75


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.245        4,881
                              2007       $10.245      $11.784        5,685
                              2008       $11.784      $ 6.622        4,793
                              2009       $ 6.622      $ 8.797        4,300
                              2010       $ 8.797      $10.086        4,041
                              2011       $10.086      $ 9.615            0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.437            0
                              2007       $10.437      $11.095            0
                              2008       $11.095      $ 8.141            0
                              2009       $ 8.141      $ 9.896            0
                              2010       $ 9.896      $10.921            0
                              2011       $10.921      $10.664            0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.466            0
                              2007       $10.466      $11.285            0
                              2008       $11.285      $ 7.436            0
                              2009       $ 7.436      $ 9.374            0
                              2010       $ 9.374      $10.509            0
                              2011       $10.509      $10.178            0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.475            0
                              2007       $10.475      $11.409            0
                              2008       $11.409      $ 6.917            0
                              2009       $ 6.917      $ 8.897            0
                              2010       $ 8.897      $10.111            0
                              2011       $10.111      $ 9.635            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.327            0
                              2007       $10.327      $10.725            0
                              2008       $10.725      $ 9.391            0
                              2009       $ 9.391      $10.557            0
                              2010       $10.557      $11.103            0
                              2011       $11.103      $11.040            0
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.723            0
                              2007       $ 9.723      $11.660        3,877
                              2008       $11.660      $ 6.315        3,269
                              2009       $ 6.315      $ 8.943            0
                              2010       $ 8.943      $10.503            0
                              2011       $10.503      $10.346            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.798            0
                              2007       $10.798      $11.136            0
                              2008       $11.136      $ 6.862            0
                              2009       $ 6.862      $ 8.499            0
                              2010       $ 8.499      $ 9.561            0
                              2011       $ 9.561      $ 9.544            0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.855            0
                              2007       $ 9.855      $11.145        3,227
                              2008       $11.145      $ 6.600        2,721
                              2009       $ 6.600      $ 9.045        2,440
                              2010       $ 9.045      $11.403        2,294
                              2011       $11.403      $ 9.969            0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.845            0
                              2003       $10.845      $13.368        7,791
                              2004       $13.368      $14.500        6,299
                              2005       $14.500      $14.719        6,069
                              2006       $14.719      $16.853        5,447
                              2007       $16.853      $15.911        5,508
                              2008       $15.911      $10.119        5,265
                              2009       $10.119      $12.558        5,299
                              2010       $12.558      $14.368        5,281
                              2011       $14.368      $14.429        5,227

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.214           553
                              2005       $11.214      $11.173         4,354
                              2006       $11.173      $12.956         2,024
                              2007       $12.956      $13.180         2,011
                              2008       $13.180      $ 9.091           540
                              2009       $ 9.091      $12.088           523
                              2010       $12.088      $13.356           526
                              2011       $13.356      $13.410           522
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.516             0
                              2005       $10.516      $10.422        17,284
                              2006       $10.422      $11.334        16,084
                              2007       $11.334      $11.805        15,516
                              2008       $11.805      $ 7.579        14,870
                              2009       $ 7.579      $ 9.641        15,683
                              2010       $ 9.641      $10.550        13,816
                              2011       $10.550      $10.190        12,054
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.219           840
                              2003       $11.219      $14.536         5,316
                              2004       $14.536      $17.639         3,838
                              2005       $17.639      $18.814         5,486
                              2006       $18.814      $21.583         3,981
                              2007       $21.583      $20.659         3,892
                              2008       $20.659      $13.569         2,316
                              2009       $13.569      $17.185         1,141
                              2010       $17.185      $21.608           560
                              2011       $21.608      $20.393           470
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.529           798
                              2003       $11.529      $15.516           662
                              2004       $15.516      $16.961           642
                              2005       $16.961      $17.429           617
                              2006       $17.429      $18.578             0
                              2007       $18.578      $20.263             0
                              2008       $20.263      $11.426             0
                              2009       $11.426      $16.086             0
                              2010       $16.086      $20.132             0
                              2011       $20.132      $18.788             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.228             0
                              2005       $10.228      $10.272         4,368
                              2006       $10.272      $10.477         4,342
                              2007       $10.477      $10.952         4,321
                              2008       $10.952      $11.555           655
                              2009       $11.555      $11.681           652
                              2010       $11.681      $12.060           620
                              2011       $12.060      $12.498           581

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.992             0
                              2007       $10.992      $12.055             0
                              2008       $12.055      $ 8.457             0
                              2009       $ 8.457      $10.227             0
                              2010       $10.227      $11.228             0
                              2011       $11.228      $10.685             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.319             0
                              2003       $10.319      $12.663         9,499
                              2004       $12.663      $13.986         8,319
                              2005       $13.986      $15.164         6,573
                              2006       $15.164      $17.603         5,967
                              2007       $17.603      $17.861         5,879
                              2008       $17.861      $11.015         1,562
                              2009       $11.015      $13.614         1,579
                              2010       $13.614      $14.845         1,261
                              2011       $14.845      $14.406           746
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.227             0
                              2003       $11.227      $16.844             0
                              2004       $16.844      $20.599           677
                              2005       $20.599      $25.741         1,436
                              2006       $25.741      $32.334           917
                              2007       $32.334      $40.829           864
                              2008       $40.829      $18.934           605
                              2009       $18.934      $32.046           259
                              2010       $32.046      $36.951           258
                              2011       $36.951      $30.489           257
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.470           865
                              2003       $10.470      $13.574         3,783
                              2004       $13.574      $15.777         2,172
                              2005       $15.777      $17.045        13,069
                              2006       $17.045      $20.300        10,472
                              2007       $20.300      $22.981        10,012
                              2008       $22.981      $13.435         9,019
                              2009       $13.435      $18.055         7,065
                              2010       $18.055      $19.193         6,204
                              2011       $19.193      $16.820         5,638
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.715           889
                              2003       $10.715      $12.865         8,097
                              2004       $12.865      $14.475        21,000
                              2005       $14.475      $13.758         2,892
                              2006       $13.758      $15.214         1,586
                              2007       $15.214      $16.559         1,482
                              2008       $16.559      $17.246           427
                              2009       $17.246      $20.071           340
                              2010       $20.071      $22.525           117
                              2011       $22.525      $21.897           110

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.405             0
                              2003       $ 9.405      $11.716        13,186
                              2004       $11.716      $12.268         4,412
                              2005       $12.268      $12.949         1,634
                              2006       $12.949      $13.032         1,596
                              2007       $13.032      $14.905           394
                              2008       $14.905      $ 7.437           323
                              2009       $ 7.437      $12.080           275
                              2010       $12.080      $14.163           266
                              2011       $14.163      $13.001           272
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.316         1,474
                              2005       $11.316      $11.554        13,477
                              2006       $11.554      $13.148        12,318
                              2007       $13.148      $12.591        12,129
                              2008       $12.591      $ 7.926        11,883
                              2009       $ 7.926      $ 9.981        11,568
                              2010       $ 9.981      $11.323        10,255
                              2011       $11.323      $10.870         8,838
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.941             0
                              2005       $10.941      $11.521             0
                              2006       $11.521      $12.719             0
                              2007       $12.719      $12.890             0
                              2008       $12.890      $ 9.773             0
                              2009       $ 9.773      $11.738             0
                              2010       $11.738      $12.896             0
                              2011       $12.896      $12.482             0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.647         2,580
                              2003       $10.647      $13.330         9,866
                              2004       $13.330      $14.917        11,977
                              2005       $14.917      $16.051        19,029
                              2006       $16.051      $18.254        16,442
                              2007       $18.254      $18.350        14,007
                              2008       $18.350      $12.198        10,378
                              2009       $12.198      $14.845         7,644
                              2010       $14.845      $16.332         6,587
                              2011       $16.332      $15.653         6,236

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.103         1,750
                              2005       $11.103      $12.099         1,467
                              2006       $12.099      $12.449         1,622
                              2007       $12.449      $14.354         1,370
                              2008       $14.354      $ 7.483           717
                              2009       $ 7.483      $11.474           591
                              2010       $11.474      $14.321           205
                              2011       $14.321      $12.729           194
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.280         2,324
                              2005       $11.280      $12.423         1,692
                              2006       $12.423      $14.704         1,012
                              2007       $14.704      $15.548           941
                              2008       $15.548      $ 8.951           231
                              2009       $ 8.951      $12.219           212
                              2010       $12.219      $14.647           198
                              2011       $14.647      $14.496           184
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.273             0
                              2005       $11.273      $12.398         1,653
                              2006       $12.398      $14.665         1,817
                              2007       $14.665      $15.493         1,814
                              2008       $15.493      $ 8.899         1,811
                              2009       $ 8.899      $12.144            78
                              2010       $12.144      $14.550             0
                              2011       $14.550      $14.386             0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.353             0
                              2005       $10.353      $10.286        18,423
                              2006       $10.286      $11.028        16,266
                              2007       $11.028      $11.482        15,740
                              2008       $11.482      $ 9.285        12,817
                              2009       $ 9.285      $12.228        13,567
                              2010       $12.228      $13.468        12,388
                              2011       $13.468      $13.786        11,067
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.902             0
                              2005       $10.902      $11.435         5,828
                              2006       $11.435      $12.855         1,521
                              2007       $12.855      $13.452         1,514
                              2008       $13.452      $ 9.409             0
                              2009       $ 9.409      $11.622             0
                              2010       $11.622      $13.566             0
                              2011       $13.566      $12.706             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.886             0
                              2005       $10.886      $11.022         1,338
                              2006       $11.022      $12.676         1,332
                              2007       $12.676      $12.856         1,326
                              2008       $12.856      $ 8.015             0
                              2009       $ 8.015      $ 9.345             0
                              2010       $ 9.345      $10.759             0
                              2011       $10.759      $ 9.909             0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.134             0
                              2005       $11.134      $11.424         4,409
                              2006       $11.424      $12.087         3,624
                              2007       $12.087      $14.374         3,440
                              2008       $14.374      $ 8.704         3,323
                              2009       $ 8.704      $12.423         2,158
                              2010       $12.423      $14.975         1,885
                              2011       $14.975      $13.209         1,775
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.117             0
                              2005       $11.117      $11.799        10,537
                              2006       $11.799      $12.986         9,184
                              2007       $12.986      $12.806         8,905
                              2008       $12.806      $ 7.615         8,237
                              2009       $ 7.615      $ 9.455         5,399
                              2010       $ 9.455      $11.630         4,763
                              2011       $11.630      $10.947         4,200
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.690             0
                              2003       $10.690      $13.071         6,055
                              2004       $13.071      $14.073         6,063
                              2005       $14.073      $14.307         6,069
                              2006       $14.307      $15.554         5,165
                              2007       $15.554      $15.782         5,152
                              2008       $15.782      $ 8.726           467
                              2009       $ 8.726      $10.405           466
                              2010       $10.405      $11.496           464
                              2011       $11.496      $11.317             0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.268             0
                              2004       $12.268      $12.826           321
                              2005       $12.826      $13.190         3,428
                              2006       $13.190      $13.928         2,627
                              2007       $13.928      $15.549         2,295
                              2008       $15.549      $ 8.285         2,162
                              2009       $ 8.285      $11.711         1,873
                              2010       $11.711      $12.534         1,824
                              2011       $12.534      $12.123         1,647

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.101             0
                              2005       $10.101      $10.137         1,992
                              2006       $10.137      $10.431           482
                              2007       $10.431      $10.646           511
                              2008       $10.646      $ 6.360           494
                              2009       $ 6.360      $ 6.801           282
                              2010       $ 6.801      $ 7.421             0
                              2011       $ 7.421      $ 7.855             0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.143             0
                              2003       $10.143      $14.209         3,281
                              2004       $14.209      $16.564         4,315
                              2005       $16.564      $18.527         3,243
                              2006       $18.527      $21.324         2,725
                              2007       $21.324      $22.179         2,595
                              2008       $22.179      $12.977         2,161
                              2009       $12.977      $17.733         1,976
                              2010       $17.733      $20.120         1,714
                              2011       $20.120      $18.048         1,751
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.545         3,568
                              2003       $10.545      $12.115        25,517
                              2004       $12.115      $12.882        23,617
                              2005       $12.882      $12.946        34,301
                              2006       $12.946      $13.614        29,809
                              2007       $13.614      $14.624        26,348
                              2008       $14.624      $12.263        16,406
                              2009       $12.263      $14.238        18,530
                              2010       $14.238      $16.025        16,416
                              2011       $16.025      $15.817        14,370
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.655             0
                              2003       $10.655      $12.935         2,860
                              2004       $12.935      $13.792         1,720
                              2005       $13.792      $13.796         2,488
                              2006       $13.796      $14.777         1,765
                              2007       $14.777      $14.421         1,777
                              2008       $14.421      $ 3.030         1,502
                              2009       $ 3.030      $ 3.742         2,239
                              2010       $ 3.742      $ 4.199         1,067
                              2011       $ 4.199      $ 4.013         1,062

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.172             0
                              2003       $10.172      $12.612         8,952
                              2004       $12.612      $13.498         8,967
                              2005       $13.498      $13.997        14,068
                              2006       $13.997      $15.751        13,142
                              2007       $15.751      $16.085        11,100
                              2008       $16.085      $ 9.680         7,197
                              2009       $ 9.680      $12.150         8,134
                              2010       $12.150      $13.800         7,704
                              2011       $13.800      $13.490         6,742
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.348             0
                              2003       $10.348      $14.937         2,654
                              2004       $14.937      $17.106         2,633
                              2005       $17.106      $18.405         5,799
                              2006       $18.405      $20.695         4,819
                              2007       $20.695      $20.009         4,734
                              2008       $20.009      $12.163         3,379
                              2009       $12.163      $16.327         2,543
                              2010       $16.327      $19.701         2,106
                              2011       $19.701      $18.860         1,925
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.055             0
                              2003       $10.055      $12.368             0
                              2004       $12.368      $14.485           185
                              2005       $14.485      $15.907         2,047
                              2006       $15.907      $16.021         2,037
                              2007       $16.021      $16.657         2,028
                              2008       $16.657      $ 8.295         1,466
                              2009       $ 8.295      $10.758         1,458
                              2010       $10.758      $13.415         1,277
                              2011       $13.415      $13.266         1,078
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.458         2,304
                              2010       $12.458      $13.757         2,164
                              2011       $13.757      $13.750         2,002
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.509             0
                              2003       $10.509      $12.061         2,617
                              2004       $12.061      $12.798         2,336
                              2005       $12.798      $13.052         2,745
                              2006       $13.052      $14.326         2,748
                              2007       $14.326      $14.180         2,774
                              2008       $14.180      $ 8.242         3,116
                              2009       $ 8.242      $10.154         3,205
                              2010       $10.154      $11.035         3,267
                              2011       $11.035      $11.121         3,223

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                             2002        $10.000      $10.382            0
                             2003        $10.382      $12.410        1,802
                             2004        $12.410      $13.278        1,633
                             2005        $13.278      $13.929        1,263
                             2006        $13.929      $15.416           32
                             2007        $15.416      $15.559           32
                             2008        $15.559      $10.173           32
                             2009        $10.173      $13.488           31
                             2010        $13.488      $15.169           31
                             2011        $15.169      $14.813           31
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                             2002        $10.000      $ 9.718            0
                             2003        $ 9.718      $11.282        6,154
                             2004        $11.282      $11.852        1,451
                             2005        $11.852      $13.156          831
                             2006        $13.156      $13.262          795
                             2007        $13.262      $12.925           58
                             2008        $12.925      $10.510           58
                             2009        $10.510      $12.986           57
                             2010        $12.986      $13.049           57
                             2011        $13.049      $12.645           57
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                             2002        $10.000      $11.464            0
                             2003        $11.464      $14.032           65
                             2004        $14.032      $16.732           74
                             2005        $16.732      $17.815           18
                             2006        $17.815      $22.194           16
                             2007        $22.194      $26.101            0
                             2008        $26.101      $17.790            0
                             2009        $17.790      $18.729            0
                             2010        $18.729      $18.702            0
                             2011        $18.702      $17.348            0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2002        $10.000      $10.792            0
                             2003        $10.792      $13.481          383
                             2004        $13.481      $14.688        1,801
                             2005        $14.688      $15.157          422
                             2006        $15.157      $17.229          420
                             2007        $17.229      $15.872          418
                             2008        $15.872      $ 9.541          266
                             2009        $ 9.541      $12.145          114
                             2010        $12.145      $13.622          114
                             2011        $13.622      $12.738          114

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                             2002        $10.000      $10.735           886
                             2003        $10.735      $13.321        13,425
                             2004        $13.321      $14.440         7,682
                             2005        $14.440      $14.599         6,829
                             2006        $14.599      $15.823         5,266
                             2007        $15.823      $15.948         3,520
                             2008        $15.948      $11.561         1,276
                             2009        $11.561      $17.027         1,144
                             2010        $17.027      $19.041         1,094
                             2011        $19.041      $19.000         1,063
 PUTNAM VT INCOME FUND - CLASS IB
                             2002        $10.000      $10.179         3,636
                             2003        $10.179      $10.424        40,083
                             2004        $10.424      $10.674        32,092
                             2005        $10.674      $10.715        17,998
                             2006        $10.715      $10.983        15,064
                             2007        $10.983      $11.331        10,579
                             2008        $11.331      $ 8.453         4,539
                             2009        $ 8.453      $12.156         6,195
                             2010        $12.156      $13.097         5,435
                             2011        $13.097      $13.486         5,043
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2002        $10.000      $10.598           863
                             2003        $10.598      $13.358         2,334
                             2004        $13.358      $15.220         2,407
                             2005        $15.220      $16.746         1,963
                             2006        $16.746      $20.975         1,658
                             2007        $20.975      $22.286         1,658
                             2008        $22.286      $12.248           386
                             2009        $12.248      $14.969           192
                             2010        $14.969      $16.151             0
                             2011        $16.151      $13.156             0
 PUTNAM VT INVESTORS FUND - CLASS IB
                             2002        $10.000      $10.401         2,573
                             2003        $10.401      $12.968         3,014
                             2004        $12.968      $14.324         2,910
                             2005        $14.324      $15.284         5,388
                             2006        $15.284      $17.076         2,662
                             2007        $17.076      $15.878         2,651
                             2008        $15.878      $ 9.412         2,638
                             2009        $ 9.412      $12.075             0
                             2010        $12.075      $13.489             0
                             2011        $13.489      $13.233             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                             2002        $10.000      $ 9.979             0
                             2003        $ 9.979      $ 9.835        10,838
                             2004        $ 9.835      $ 9.708         5,617
                             2005        $ 9.708      $ 9.761        11,200
                             2006        $ 9.761      $ 9.993         9,133
                             2007        $ 9.993      $10.266         8,742
                             2008        $10.266      $10.326         5,186
                             2009        $10.326      $10.147         8,331
                             2010        $10.147      $ 9.954         8,134
                             2011        $ 9.954      $ 9.762         5,300
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                             2002        $10.000      $10.373             0
                             2003        $10.373      $13.472        27,579
                             2004        $13.472      $14.572        20,582
                             2005        $14.572      $15.720        10,085
                             2006        $15.720      $16.735         6,553
                             2007        $16.735      $17.350         2,806
                             2008        $17.350      $10.421           222
                             2009        $10.421      $13.503           122
                             2010        $13.503      $15.831           122
                             2011        $15.831      $14.735           122
 PUTNAM VT NEW VALUE FUND - CLASS IB
                             2002        $10.000      $11.198             0
                             2003        $11.198      $14.547         4,250
                             2004        $14.547      $16.466         4,298
                             2005        $16.466      $17.099         5,522
                             2006        $17.099      $19.453         5,329
                             2007        $19.453      $18.141         5,355
                             2008        $18.141      $ 9.827         1,812
                             2009        $ 9.827      $ 9.248             0
 PUTNAM VT RESEARCH FUND - CLASS IB
                             2002        $10.000      $10.636             0
                             2003        $10.636      $13.072             0
                             2004        $13.072      $13.787             0
                             2005        $13.787      $14.198             0
                             2006        $14.198      $15.499             0
                             2007        $15.499      $15.281             0
                             2008        $15.281      $ 9.209             0
                             2009        $ 9.209      $12.027             0
                             2010        $12.027      $13.725             0
                             2011        $13.725      $13.224             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VISTA FUND - CLASS IB
                             2002        $10.000      $10.367             0
                             2003        $10.367      $13.537         1,783
                             2004        $13.537      $15.745        11,404
                             2005        $15.745      $17.316         8,543
                             2006        $17.316      $17.907         4,795
                             2007        $17.907      $18.226         2,564
                             2008        $18.226      $ 9.732             0
                             2009        $ 9.732      $13.241             0
                             2010        $13.241      $15.093             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                             2002        $10.000      $10.103             0
                             2003        $10.103      $12.376        36,300
                             2004        $12.376      $12.746        30,271
                             2005        $12.746      $13.211        21,299
                             2006        $13.211      $13.660        14,081
                             2007        $13.660      $14.133        13,650
                             2008        $14.133      $ 8.726         7,158
                             2009        $ 8.726      $14.025         8,155
                             2010        $14.025      $16.613         6,834
                             2011        $16.613      $13.383         5,011
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2002        $10.000      $11.053             0
                             2003        $11.053      $13.848         2,112
                             2004        $13.848      $14.948         2,516
                             2005        $14.948      $16.438         2,480
                             2006        $16.438      $17.862         2,428
                             2007        $17.862      $18.633           377
                             2008        $18.633      $15.535           312
                             2009        $15.535      $19.821           320
                             2010        $19.821      $21.330           329
                             2011        $21.330      $22.357           312
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2003        $10.000      $10.000             0
                             2004        $10.000      $11.058             0
                             2005        $11.058      $12.143         4,527
                             2006        $12.143      $14.469         1,663
                             2007        $14.469      $15.575         1,596
                             2008        $15.575      $10.852         1,523
                             2009        $10.852      $13.788         1,424
                             2010        $13.788      $15.420         1,348
                             2011        $15.420      $16.490         1,280
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                             2004        $10.000      $10.738         1,157
                             2005        $10.738      $12.184         1,075
                             2006        $12.184      $12.439           371
                             2007        $12.439      $14.868           330
                             2008        $14.868      $ 7.408             0
                             2009        $ 7.408      $12.027             0
                             2010        $12.027      $14.490             0
                             2011        $14.490      $13.812             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $10.712            0
                             2005        $10.712      $12.131            0
                             2006        $12.131      $12.350            0
                             2007        $12.350      $14.732            0
                             2008        $14.732      $ 7.317            0
                             2009        $ 7.317      $11.850            0
                             2010        $11.850      $14.248            0
                             2011        $14.248      $13.547            0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2006        $10.000      $ 9.809          705
                             2007        $ 9.809      $11.793          634
                             2008        $11.793      $ 6.150          712
                             2009        $ 6.150      $ 9.490          276
                             2010        $ 9.490      $12.310            0
                             2011        $12.310      $11.205            0
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2003        $10.000      $13.561            0
                             2004        $13.561      $15.818          171
                             2005        $15.818      $17.510            0
                             2006        $17.510      $19.204            0
                             2007        $19.204      $19.387            0
                             2008        $19.387      $11.323            0
                             2009        $11.323      $16.283            0
                             2010        $16.283      $20.208            0
                             2011        $20.208      $18.090            0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2002        $10.000      $10.695            0
                             2003        $10.695      $14.484        7,400
                             2004        $14.484      $19.327        6,675
                             2005        $19.327      $22.128        6,986
                             2006        $22.128      $29.874        5,946
                             2007        $29.874      $24.232        6,009
                             2008        $24.232      $14.718        4,853
                             2009        $14.718      $18.545        3,883
                             2010        $18.545      $23.555        3,829
                             2011        $23.555      $24.407        3,065
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                             2003        $10.000      $10.000            0
                             2004        $10.000      $ 9.860            0
                             2005        $ 9.860      $ 9.904        1,015
                             2006        $ 9.904      $10.117        1,010
                             2007        $10.117      $10.362        1,006
                             2008        $10.362      $10.343            0
                             2009        $10.343      $10.150            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.8


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.242        3,204
                             2007        $10.242      $11.774        3,461
                             2008        $11.774      $ 6.613        3,373
                             2009        $ 6.613      $ 8.780        5,348
                             2010        $ 8.780      $10.062        2,088
                             2011        $10.062      $ 9.588        2,245
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.433            0
                             2007        $10.433      $11.085        1,208
                             2008        $11.085      $ 8.130        1,206
                             2009        $ 8.130      $ 9.877            0
                             2010        $ 9.877      $10.895            0
                             2011        $10.895      $10.633            0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.463            0
                             2007        $10.463      $11.275            0
                             2008        $11.275      $ 7.426            0
                             2009        $ 7.426      $ 9.356            0
                             2010        $ 9.356      $10.484            0
                             2011        $10.484      $10.148            0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.472            0
                             2007        $10.472      $11.399            0
                             2008        $11.399      $ 6.907            0
                             2009        $ 6.907      $ 8.881            0
                             2010        $ 8.881      $10.087            0
                             2011        $10.087      $ 9.607            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.324             0
                             2007        $10.324      $10.716             0
                             2008        $10.716      $ 9.378             0
                             2009        $ 9.378      $10.537             0
                             2010        $10.537      $11.077             0
                             2011        $11.077      $11.008             0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.720             0
                             2007        $ 9.720      $11.650           747
                             2008        $11.650      $ 6.306           747
                             2009        $ 6.306      $ 8.926           746
                             2010        $ 8.926      $10.478             0
                             2011        $10.478      $10.316             0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.794             0
                             2007        $10.794      $11.126             0
                             2008        $11.126      $ 6.853           337
                             2009        $ 6.853      $ 8.483           254
                             2010        $ 8.483      $ 9.539             0
                             2011        $ 9.539      $ 9.516             0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $ 9.852             0
                             2007        $ 9.852      $11.135         1,341
                             2008        $11.135      $ 6.591         1,028
                             2009        $ 6.591      $ 9.028         1,044
                             2010        $ 9.028      $11.376         1,311
                             2011        $11.376      $ 9.940         2,610
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                             2003        $10.701      $13.363        13,429
                             2004        $13.363      $14.487        23,919
                             2005        $14.487      $14.699        26,656
                             2006        $14.699      $16.821        23,133
                             2007        $16.821      $15.874        13,494
                             2008        $15.874      $10.090        13,281
                             2009        $10.090      $12.515        10,199
                             2010        $12.515      $14.312         8,763
                             2011        $14.312      $14.365         7,615
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.210        34,895
                             2005        $11.210      $11.164        54,544
                             2006        $11.164      $12.938        78,758
                             2007        $12.938      $13.155        69,306
                             2008        $13.155      $ 9.070        49,118
                             2009        $ 9.070      $12.054        42,645
                             2010        $12.054      $13.311        40,015
                             2011        $13.311      $13.358        15,677

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.515             0
                             2005        $10.515      $10.415         6,788
                             2006        $10.415      $11.321        14,996
                             2007        $11.321      $11.786        22,996
                             2008        $11.786      $ 7.562        14,804
                             2009        $ 7.562      $ 9.616        12,933
                             2010        $ 9.616      $10.517        12,423
                             2011        $10.517      $10.153        12,997
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2003        $11.042      $14.531         4,877
                             2004        $14.531      $17.624         7,098
                             2005        $17.624      $18.789        10,240
                             2006        $18.789      $21.543         8,967
                             2007        $21.543      $20.610         9,265
                             2008        $20.610      $13.530         7,475
                             2009        $13.530      $17.127         7,454
                             2010        $17.127      $21.524         4,338
                             2011        $21.524      $20.303         4,239
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                             2003        $11.824      $15.511             0
                             2004        $15.511      $16.947             0
                             2005        $16.947      $17.406             0
                             2006        $17.406      $18.543             0
                             2007        $18.543      $20.215             0
                             2008        $20.215      $11.393             0
                             2009        $11.393      $16.031             0
                             2010        $16.031      $20.053             0
                             2011        $20.053      $18.705             0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                             2004        $10.000      $10.225         8,245
                             2005        $10.225      $10.263        11,552
                             2006        $10.263      $10.463        11,777
                             2007        $10.463      $10.931        11,176
                             2008        $10.931      $11.527        25,377
                             2009        $11.527      $11.647        36,735
                             2010        $11.647      $12.019        14,099
                             2011        $12.019      $12.449         9,112

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2006        $10.000      $10.989         5,078
                             2007        $10.989      $12.045         7,573
                             2008        $12.045      $ 8.446         4,015
                             2009        $ 8.446      $10.208         5,860
                             2010        $10.208      $11.201         2,446
                             2011        $11.201      $10.654         2,350
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2003        $10.602      $12.659        12,790
                             2004        $12.659      $13.975        39,079
                             2005        $13.975      $15.143        39,957
                             2006        $15.143      $17.571        44,665
                             2007        $17.571      $17.818        47,069
                             2008        $17.818      $10.983        26,197
                             2009        $10.983      $13.568        24,220
                             2010        $13.568      $14.787        21,651
                             2011        $14.787      $14.342        16,476
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                             2003        $11.678      $16.838           498
                             2004        $16.838      $20.581         1,232
                             2005        $20.581      $25.706         1,200
                             2006        $25.706      $32.273         3,285
                             2007        $32.273      $40.732         3,763
                             2008        $40.732      $18.880         3,445
                             2009        $18.880      $31.937         2,331
                             2010        $31.937      $36.807         1,517
                             2011        $36.807      $30.355         1,528
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2003        $10.380      $13.569         9,774
                             2004        $13.569      $15.763        21,481
                             2005        $15.763      $17.022        21,688
                             2006        $17.022      $20.262        24,787
                             2007        $20.262      $22.926        24,647
                             2008        $22.926      $13.396        15,074
                             2009        $13.396      $17.994        10,646
                             2010        $17.994      $19.118         8,693
                             2011        $19.118      $16.746         7,685
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                             2003        $11.586      $12.861             0
                             2004        $12.861      $14.462             0
                             2005        $14.462      $13.739             0
                             2006        $13.739      $15.186             0
                             2007        $15.186      $16.520             0
                             2008        $16.520      $17.196             0
                             2009        $17.196      $20.003             0
                             2010        $20.003      $22.437             0
                             2011        $22.437      $21.800             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                             2003        $ 9.928      $11.712         8,034
                             2004        $11.712      $12.257        12,310
                             2005        $12.257      $12.932        15,418
                             2006        $12.932      $13.008        10,921
                             2007        $13.008      $14.869         9,585
                             2008        $14.869      $ 7.415         9,289
                             2009        $ 7.415      $12.039         8,693
                             2010        $12.039      $14.108         4,572
                             2011        $14.108      $12.944         4,148
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $10.000      $11.312         1,259
                             2005        $11.312      $11.544        25,649
                             2006        $11.544      $13.130        29,487
                             2007        $13.130      $12.568        27,612
                             2008        $12.568      $ 7.907        27,071
                             2009        $ 7.907      $ 9.952        25,761
                             2010        $ 9.952      $11.285        17,312
                             2011        $11.285      $10.827        10,737
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $10.000      $10.937           180
                             2005        $10.937      $11.511         2,586
                             2006        $11.511      $12.702         6,746
                             2007        $12.702      $12.866         7,502
                             2008        $12.866      $ 9.750         6,906
                             2009        $ 9.750      $11.705         4,427
                             2010        $11.705      $12.852         3,383
                             2011        $12.852      $12.433         2,665
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2003        $10.778      $13.326        22,861
                             2004        $13.326      $14.905        46,028
                             2005        $14.905      $16.029        46,995
                             2006        $16.029      $18.220        38,312
                             2007        $18.220      $18.306        36,924
                             2008        $18.306      $12.163        16,054
                             2009        $12.163      $14.794        15,716
                             2010        $14.794      $16.268        15,036
                             2011        $16.268      $15.584        14,350
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.100         2,111
                             2005        $11.100      $12.088         5,482
                             2006        $12.088      $12.432         5,012
                             2007        $12.432      $14.327         2,724
                             2008        $14.327      $ 7.465         2,833
                             2009        $ 7.465      $11.441         2,710
                             2010        $11.441      $14.272         2,652
                             2011        $14.272      $12.679         1,740

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                             2004        $10.000      $11.276        26,031
                             2005        $11.276      $12.412        22,882
                             2006        $12.412      $14.684        21,964
                             2007        $14.684      $15.519        21,733
                             2008        $15.519      $ 8.930         4,418
                             2009        $ 8.930      $12.184         3,198
                             2010        $12.184      $14.597         3,328
                             2011        $14.597      $14.439         2,879
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                             2004        $10.000      $11.269         4,287
                             2005        $11.269      $12.387         4,070
                             2006        $12.387      $14.645         4,178
                             2007        $14.645      $15.464         4,814
                             2008        $15.464      $ 8.878         4,029
                             2009        $ 8.878      $12.109         3,218
                             2010        $12.109      $14.501         3,003
                             2011        $14.501      $14.330         3,273
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                             2004        $10.000      $10.352        10,992
                             2005        $10.352      $10.279         8,049
                             2006        $10.279      $11.015         9,999
                             2007        $11.015      $11.463         9,841
                             2008        $11.463      $ 9.265         9,311
                             2009        $ 9.265      $12.196         9,490
                             2010        $12.196      $13.425         4,623
                             2011        $13.425      $13.735         4,885
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                             2004        $10.000      $10.901             0
                             2005        $10.901      $11.427         8,747
                             2006        $11.427      $12.840        11,635
                             2007        $12.840      $13.429         8,536
                             2008        $13.429      $ 9.388         7,263
                             2009        $ 9.388      $11.591         3,618
                             2010        $11.591      $13.523         2,786
                             2011        $13.523      $12.659         1,756
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                             2004        $10.000      $10.885         2,342
                             2005        $10.885      $11.015        12,128
                             2006        $11.015      $12.662        15,410
                             2007        $12.662      $12.835        17,301
                             2008        $12.835      $ 7.998        16,008
                             2009        $ 7.998      $ 9.320        14,438
                             2010        $ 9.320      $10.725        13,626
                             2011        $10.725      $ 9.873        13,394

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.133         1,899
                              2005       $11.133      $11.417         1,252
                              2006       $11.417      $12.073         3,522
                              2007       $12.073      $14.350         3,525
                              2008       $14.350      $ 8.685         2,231
                              2009       $ 8.685      $12.390         2,144
                              2010       $12.390      $14.927         1,563
                              2011       $14.927      $13.161           996
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.116             0
                              2005       $11.116      $11.791        14,451
                              2006       $11.791      $12.971        18,926
                              2007       $12.971      $12.785        19,789
                              2008       $12.785      $ 7.599        16,315
                              2009       $ 7.599      $ 9.430        12,857
                              2010       $ 9.430      $11.593        12,344
                              2011       $11.593      $10.907         6,821
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.107      $13.067           383
                              2004       $13.067      $14.061         2,669
                              2005       $14.061      $14.288         4,276
                              2006       $14.288      $15.525        14,679
                              2007       $15.525      $15.745         4,615
                              2008       $15.745      $ 8.701         4,477
                              2009       $ 8.701      $10.369         4,421
                              2010       $10.369      $11.452         3,991
                              2011       $11.452      $11.267         3,924
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.264        11,569
                              2004       $12.264      $12.815        32,900
                              2005       $12.815      $13.172        42,568
                              2006       $13.172      $13.902        27,190
                              2007       $13.902      $15.512        25,341
                              2008       $15.512      $ 8.261        22,420
                              2009       $ 8.261      $11.671        21,278
                              2010       $11.671      $12.485        15,461
                              2011       $12.485      $12.069        13,829
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.100             0
                              2005       $10.100      $10.130         4,975
                              2006       $10.130      $10.419         7,029
                              2007       $10.419      $10.628         8,891
                              2008       $10.628      $ 6.346         9,788
                              2009       $ 6.346      $ 6.783         6,458
                              2010       $ 6.783      $ 7.398         1,320
                              2011       $ 7.398      $ 7.826         1,124

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.082      $14.204         1,054
                              2004       $14.204      $16.550         7,506
                              2005       $16.550      $18.502         6,736
                              2006       $18.502      $21.284         6,451
                              2007       $21.284      $22.126         6,483
                              2008       $22.126      $12.939         5,579
                              2009       $12.939      $17.673         5,481
                              2010       $17.673      $20.041         4,098
                              2011       $20.041      $17.968         3,817
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.246      $12.111        14,022
                              2004       $12.111      $12.871        88,223
                              2005       $12.871      $12.929        74,238
                              2006       $12.929      $13.589        82,707
                              2007       $13.589      $14.589        36,810
                              2008       $14.589      $12.227        37,134
                              2009       $12.227      $14.190        32,847
                              2010       $14.190      $15.962        27,788
                              2011       $15.962      $15.747        26,885
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.731      $12.930         6,445
                              2004       $12.930      $13.780        21,577
                              2005       $13.780      $13.777        23,460
                              2006       $13.777      $14.750        16,166
                              2007       $14.750      $14.387        16,868
                              2008       $14.387      $ 3.021        17,693
                              2009       $ 3.021      $ 3.729        17,581
                              2010       $ 3.729      $ 4.183        13,838
                              2011       $ 4.183      $ 3.995        13,797
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.463      $12.607         4,689
                              2004       $12.607      $13.486        50,350
                              2005       $13.486      $13.977        56,760
                              2006       $13.977      $15.722        55,495
                              2007       $15.722      $16.047        19,774
                              2008       $16.047      $ 9.652        17,859
                              2009       $ 9.652      $12.109        16,715
                              2010       $12.109      $13.746        15,456
                              2011       $13.746      $13.431        11,694

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.713      $14.632         4,994
                              2004       $14.632      $17.092        19,437
                              2005       $17.092      $18.380        20,427
                              2006       $18.380      $20.656        20,031
                              2007       $20.656      $19.961         9,745
                              2008       $19.961      $12.128         7,120
                              2009       $12.128      $16.271         6,658
                              2010       $16.271      $19.625         5,973
                              2011       $19.625      $18.776         5,951
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.340      $12.364         3,318
                              2004       $12.364      $14.473         6,909
                              2005       $14.473      $15.886         6,157
                              2006       $15.886      $15.991         6,272
                              2007       $15.991      $16.617         6,129
                              2008       $16.617      $ 8.271         5,990
                              2009       $ 8.271      $10.722         5,444
                              2010       $10.722      $13.363         4,943
                              2011       $13.363      $13.207         4,924
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.416         7,511
                              2010       $12.416      $13.703         6,197
                              2011       $13.703      $13.689         5,850
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.681      $12.057         5,840
                              2004       $12.057      $12.787        20,321
                              2005       $12.787      $13.035        21,081
                              2006       $13.035      $14.299        21,721
                              2007       $14.299      $14.147        24,341
                              2008       $14.147      $ 8.219        10,588
                              2009       $ 8.219      $10.119         9,516
                              2010       $10.119      $10.992         8,636
                              2011       $10.992      $11.072         8,100
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.751      $12.406         2,770
                              2004       $12.406      $13.267           682
                              2005       $13.267      $13.910         6,392
                              2006       $13.910      $15.387        15,900
                              2007       $15.387      $15.522        12,456
                              2008       $15.522      $10.144        10,733
                              2009       $10.144      $13.442        10,515
                              2010       $13.442      $15.110        10,092
                              2011       $15.110      $14.748         9,704

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.233      $11.278         1,360
                              2004       $11.278      $11.824         1,505
                              2005       $11.842      $13.138         1,161
                              2006       $13.138      $13.237         1,178
                              2007       $13.237      $12.895           267
                              2008       $12.895      $10.480           266
                              2009       $10.480      $12.942           264
                              2010       $12.942      $12.998             0
                              2011       $12.998      $12.590             0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.645      $14.027         6,578
                              2004       $14.027      $16.718         8,606
                              2005       $16.718      $17.791         7,763
                              2006       $17.791      $22.152         4,229
                              2007       $22.152      $26.039         3,217
                              2008       $26.039      $17.739           795
                              2009       $17.739      $18.665           372
                              2010       $18.665      $18.629            50
                              2011       $18.629      $17.272            41
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.992      $13.476        11,395
                              2004       $13.476      $14.675        20,919
                              2005       $14.675      $15.136        24,886
                              2006       $15.136      $17.196        52,294
                              2007       $17.196      $15.835        38,371
                              2008       $15.835      $ 9.514        22,441
                              2009       $ 9.514      $12.104        19,715
                              2010       $12.104      $13.569        17,283
                              2011       $13.569      $12.682        13,452
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.864      $13.316        28,804
                              2004       $13.316      $14.427        39,463
                              2005       $14.427      $14.579        19,564
                              2006       $14.579      $15.793        23,113
                              2007       $15.793      $15.910        13,988
                              2008       $15.910      $11.528         5,824
                              2009       $11.528      $16.969         5,174
                              2010       $16.969      $18.967         4,346
                              2011       $18.967      $18.917         3,781
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.355      $10.420        25,733
                              2004       $10.420      $10.665        71,620
                              2005       $10.665      $10.700        66,840
                              2006       $10.700      $10.962        98,943
                              2007       $10.962      $11.304        48,140
                              2008       $11.304      $ 8.428        19,124
                              2009       $ 8.428      $12.115        25,578
                              2010       $12.115      $13.046        23,457
                              2011       $13.046      $13.426        19,204

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.574      $13.353        11,348
                              2004       $13.353      $15.207            18
                              2005       $15.207      $16.724        12,843
                              2006       $16.724      $20.935        15,309
                              2007       $20.935      $22.233        14,793
                              2008       $22.233      $12.213         8,644
                              2009       $12.213      $14.918         8,229
                              2010       $14.918      $16.088         7,476
                              2011       $16.088      $13.098         7,235
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.691      $12.964         2,761
                              2004       $12.964      $14.312         5,738
                              2005       $14.312      $15.263         7,194
                              2006       $15.263      $17.045        22,375
                              2007       $17.045      $15.841        12,134
                              2008       $15.841      $ 9.385         7,834
                              2009       $ 9.385      $12.034         6,793
                              2010       $12.034      $13.436         6,062
                              2011       $13.436      $13.175         5,498
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.936      $ 9.832        75,893
                              2004       $ 9.832      $ 9.699        89,195
                              2005       $ 9.699      $ 9.748        83,543
                              2006       $ 9.748      $ 9.974        79,677
                              2007       $ 9.974      $10.242        25,064
                              2008       $10.242      $10.296        23,399
                              2009       $10.296      $10.112        23,755
                              2010       $10.112      $ 9.915        23,127
                              2011       $ 9.915      $ 9.719        19,782
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.978      $13.467        10,990
                              2004       $13.467      $14.560        11,602
                              2005       $14.560      $15.698         6,151
                              2006       $15.698      $16.704           771
                              2007       $16.704      $17.309             0
                              2008       $17.309      $10.391             0
                              2009       $10.391      $13.457             0
                              2010       $13.457      $15.769           390
                              2011       $15.769      $14.670           382

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.320      $14.542         5,886
                              2004       $14.542      $16.452        29,540
                              2005       $16.452      $17.076        33,871
                              2006       $17.076      $19.417        31,054
                              2007       $19.417      $18.098         9,686
                              2008       $18.098      $ 9.798         8,408
                              2009       $ 9.798      $ 9.221             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.840      $13.067         6,158
                              2004       $13.067      $13.776         6,581
                              2005       $13.776      $14.179         5,774
                              2006       $14.179      $15.470         3,309
                              2007       $15.470      $15.245         3,298
                              2008       $15.245      $ 9.182         2,933
                              2009       $ 9.182      $11.986         2,906
                              2010       $11.986      $13.671         2,878
                              2011       $13.671      $13.166         2,854
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.797      $13.532         3,734
                              2004       $13.532      $15.731        10,137
                              2005       $15.731      $17.292        12,080
                              2006       $17.292      $17.873         8,564
                              2007       $17.873      $18.183         5,418
                              2008       $18.183      $ 9.704         5,434
                              2009       $ 9.704      $13.196           939
                              2010       $13.196      $15.036             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.577      $12.371        12,045
                              2004       $12.371      $12.735        30,332
                              2005       $12.735      $13.193        30,606
                              2006       $13.193      $13.634        22,361
                              2007       $13.634      $14.099        20,262
                              2008       $14.099      $ 8.701        12,506
                              2009       $ 8.701      $13.977         9,769
                              2010       $13.977      $16.548         9,176
                              2011       $16.548      $13.324        10,013
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.289      $13.844         1,991
                              2004       $13.844      $14.936         3,012
                              2005       $14.936      $16.416         3,739
                              2006       $16.416      $17.828         4,844
                              2007       $17.828      $18.589         4,751
                              2008       $18.589      $15.490         3,838
                              2009       $15.490      $19.753         3,675
                              2010       $19.753      $21.246         1,785
                              2011       $21.246      $22.258         1,586

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.052         1,297
                              2005       $11.052      $12.131         9,050
                              2006       $12.131      $14.447        10,213
                              2007       $14.447      $15.543        10,342
                              2008       $15.543      $10.825        10,339
                              2009       $10.825      $13.746         7,574
                              2010       $13.746      $15.365         7,441
                              2011       $15.365      $16.423         3,188
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.734         4,263
                              2005       $10.734      $12.174         3,837
                              2006       $12.174      $12.422         3,936
                              2007       $12.422      $14.840         3,418
                              2008       $14.840      $ 7.390         4,165
                              2009       $ 7.390      $11.992         3,511
                              2010       $11.992      $14.441         2,092
                              2011       $14.441      $13.758         1,787
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.709             0
                              2005       $10.709      $12.121             0
                              2006       $12.121      $12.333             0
                              2007       $12.333      $14.705           110
                              2008       $14.705      $ 7.300           110
                              2009       $ 7.300      $11.816           110
                              2010       $11.816      $14.199           110
                              2011       $14.199      $13.494           351
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.806         3,214
                              2007       $ 9.806      $11.783         4,159
                              2008       $11.783      $ 6.142         3,584
                              2009       $ 6.142      $ 9.473         4,586
                              2010       $ 9.473      $12.280         2,702
                              2011       $12.280      $11.173         2,545
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.556           373
                              2004       $13.556      $15.804         1,565
                              2005       $15.804      $17.487         2,938
                              2006       $17.487      $19.168         2,880
                              2007       $19.168      $19.341         2,885
                              2008       $19.341      $11.291         3,076
                              2009       $11.291      $16.228         3,283
                              2010       $16.228      $20.129           726
                              2011       $20.129      $18.010           672

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.379      $14.479         5,758
                              2004       $14.479      $19.310        14,641
                              2005       $19.310      $22.098        15,448
                              2006       $22.098      $29.818        16,730
                              2007       $29.818      $24.174        16,898
                              2008       $24.174      $14.676         6,298
                              2009       $14.676      $18.482         4,460
                              2010       $18.482      $23.463         3,298
                              2011       $23.463      $24.299         3,197
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.855         8,235
                              2005       $ 9.855      $ 9.894         5,869
                              2006       $ 9.894      $10.102         4,942
                              2007       $10.102      $10.341         4,597
                              2008       $10.341      $10.317         6,991
                              2009       $10.317      $10.119             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.85


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.238          0
                              2007       $10.238      $11.764          0
                              2008       $11.764      $ 6.604          0
                              2009       $ 6.604      $ 8.764          0
                              2010       $ 8.764      $10.038          0
                              2011       $10.038      $ 9.560          0
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.429          0
                              2007       $10.429      $11.076          0
                              2008       $11.076      $ 8.119          0
                              2009       $ 8.119      $ 9.859          0
                              2010       $ 9.859      $10.869          0
                              2011       $10.869      $10.603          0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.459          0
                              2007       $10.459      $11.266          0
                              2008       $11.266      $ 7.416          0
                              2009       $ 7.416      $ 9.338          0
                              2010       $ 9.338      $10.459          0
                              2011       $10.459      $10.119          0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.468          0
                              2007       $10.468      $11.389          0
                              2008       $11.389      $ 6.898          0
                              2009       $ 6.898      $ 8.864          0
                              2010       $ 8.864      $10.063          0
                              2011       $10.063      $ 9.579          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.320          0
                              2007       $10.320      $10.707          0
                              2008       $10.707      $ 9.366          0
                              2009       $ 9.366      $10.518          0
                              2010       $10.518      $11.051          0
                              2011       $11.051      $10.976          0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.716          0
                              2007       $ 9.716      $11.640          0
                              2008       $11.640      $ 6.297          0
                              2009       $ 6.297      $ 8.909          0
                              2010       $ 8.909      $10.453          0
                              2011       $10.453      $10.286          0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.791          0
                              2007       $10.791      $11.117          0
                              2008       $11.117      $ 6.843          0
                              2009       $ 6.843      $ 8.467          0
                              2010       $ 8.467      $ 9.516          0
                              2011       $ 9.516      $ 9.488          0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.848          0
                              2007       $ 9.848      $11.126          0
                              2008       $11.126      $ 6.582          0
                              2009       $ 6.582      $ 9.011          0
                              2010       $ 9.011      $11.349          0
                              2011       $11.349      $ 9.911          0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.843          0
                              2003       $10.843      $13.351          0
                              2004       $13.351      $14.467          0
                              2005       $14.467      $14.671          0
                              2006       $14.671      $16.781          0
                              2007       $16.781      $15.827          0
                              2008       $15.827      $10.055          0
                              2009       $10.055      $12.465          0
                              2010       $12.465      $14.248          0
                              2011       $14.248      $14.294          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.206            0
                              2005       $11.206      $11.154            0
                              2006       $11.154      $12.920            0
                              2007       $12.920      $13.131            0
                              2008       $13.131      $ 9.048            0
                              2009       $ 9.048      $12.019            0
                              2010       $12.019      $13.266            0
                              2011       $13.266      $13.306            0
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.513            0
                              2005       $10.513      $10.409        2,454
                              2006       $10.409      $11.308        2,445
                              2007       $11.308      $11.766        2,425
                              2008       $11.766      $ 7.546        2,454
                              2009       $ 7.546      $ 9.590        2,431
                              2010       $ 9.590      $10.483        2,431
                              2011       $10.483      $10.115        2,427
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.217            0
                              2003       $11.217      $14.518            0
                              2004       $14.518      $17.599            0
                              2005       $17.599      $18.753          165
                              2006       $18.753      $21.491          156
                              2007       $21.491      $20.549          167
                              2008       $20.549      $13.483          176
                              2009       $13.483      $17.059          170
                              2010       $17.059      $21.428          150
                              2011       $21.428      $20.202          156
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.526            0
                              2003       $11.526      $15.497            0
                              2004       $15.497      $16.923            0
                              2005       $16.923      $17.372            0
                              2006       $17.372      $18.498            0
                              2007       $18.498      $20.156            0
                              2008       $20.156      $11.353            0
                              2009       $11.353      $15.968            0
                              2010       $15.968      $19.964            0
                              2011       $19.964      $18.613            0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.221            0
                              2005       $10.221      $10.254          927
                              2006       $10.254      $10.449          923
                              2007       $10.449      $10.911          919
                              2008       $10.911      $11.500          914
                              2009       $11.500      $11.614          909
                              2010       $11.614      $11.978          905
                              2011       $11.978      $12.401          900

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.985            0
                              2007       $10.985      $12.034            0
                              2008       $12.034      $ 8.434            0
                              2009       $ 8.434      $10.189            0
                              2010       $10.189      $11.174            0
                              2011       $11.174      $10.623            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.317            0
                              2003       $10.317      $12.648        6,786
                              2004       $12.648      $13.955        6,748
                              2005       $13.955      $15.114        6,711
                              2006       $15.114      $17.528        6,674
                              2007       $17.528      $17.766        6,638
                              2008       $17.766      $10.945        6,598
                              2009       $10.945      $13.515        6,538
                              2010       $13.515      $14.721        4,804
                              2011       $14.721      $14.271        2,937
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.225            0
                              2003       $11.225      $16.823        2,937
                              2004       $16.823      $20.552        2,921
                              2005       $20.552      $25.657        2,905
                              2006       $25.657      $32.195        2,889
                              2007       $32.195      $40.613        2,873
                              2008       $40.613      $18.815        2,856
                              2009       $18.815      $31.811        2,830
                              2010       $31.811      $36.643        2,079
                              2011       $36.643      $30.204        1,271
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.467            0
                              2003       $10.467      $13.557            0
                              2004       $13.557      $15.741            0
                              2005       $15.741      $16.989          182
                              2006       $16.989      $20.213          166
                              2007       $20.213      $22.859          150
                              2008       $22.859      $13.350          174
                              2009       $13.350      $17.922          165
                              2010       $17.922      $19.033          171
                              2011       $19.033      $16.663          189
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.713            0
                              2003       $10.713      $12.849            0
                              2004       $12.849      $14.442            0
                              2005       $14.442      $13.713            0
                              2006       $13.713      $15.149            0
                              2007       $15.149      $16.471            0
                              2008       $16.471      $17.137            0
                              2009       $17.137      $19.924            0
                              2010       $19.924      $22.337            0
                              2011       $22.337      $21.692            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.403            0
                              2003       $ 9.403      $11.702            0
                              2004       $11.702      $12.240            0
                              2005       $12.240      $12.907            0
                              2006       $12.907      $12.976            0
                              2007       $12.976      $14.826            0
                              2008       $14.826      $ 7.390            0
                              2009       $ 7.390      $11.991            0
                              2010       $11.991      $14.045            0
                              2011       $14.045      $12.880            0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.309            0
                              2005       $11.309      $11.534          268
                              2006       $11.534      $13.112          256
                              2007       $13.112      $12.544          273
                              2008       $12.544      $ 7.889          298
                              2009       $ 7.889      $ 9.923          294
                              2010       $ 9.923      $11.246          288
                              2011       $11.246      $10.785          292
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.933            0
                              2005       $10.933      $11.501            0
                              2006       $11.501      $12.684            0
                              2007       $12.684      $12.842            0
                              2008       $12.842      $ 9.726            0
                              2009       $ 9.726      $11.671            0
                              2010       $11.671      $12.808            0
                              2011       $12.808      $12.384            0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.645            0
                              2003       $10.645      $13.314        6,541
                              2004       $13.314      $14.884        6,505
                              2005       $14.884      $15.998        6,662
                              2006       $15.998      $18.176        6,618
                              2007       $18.176      $18.253        6,586
                              2008       $18.253      $12.121        6,554
                              2009       $12.121      $14.736        6,500
                              2010       $14.736      $16.196        4,830
                              2011       $16.196      $15.507        3,034

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.096            0
                              2005       $11.096      $12.078            0
                              2006       $12.078      $12.415            0
                              2007       $12.415      $14.300            0
                              2008       $14.300      $ 7.447            0
                              2009       $ 7.447      $11.408            0
                              2010       $11.408      $14.224            0
                              2011       $14.224      $12.630            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.272            0
                              2005       $11.272      $12.402            0
                              2006       $12.402      $14.664            0
                              2007       $14.664      $15.490            0
                              2008       $15.490      $ 8.909            0
                              2009       $ 8.909      $12.149            0
                              2010       $12.149      $14.548            0
                              2011       $14.548      $14.383            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.265            0
                              2005       $11.265      $12.377            0
                              2006       $12.377      $14.626            0
                              2007       $14.626      $15.435            0
                              2008       $15.435      $ 8.857            0
                              2009       $ 8.857      $12.074            0
                              2010       $12.074      $14.451            0
                              2011       $14.451      $14.274            0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.351            0
                              2005       $10.351      $10.273          301
                              2006       $10.273      $11.003          305
                              2007       $11.003      $11.444          299
                              2008       $11.444      $ 9.244          251
                              2009       $ 9.244      $12.163          242
                              2010       $12.163      $13.382          242
                              2011       $13.382      $13.685          230
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.899            0
                              2005       $10.899      $11.420        1,724
                              2006       $11.420      $12.826        1,716
                              2007       $12.826      $13.407        1,709
                              2008       $13.407      $ 9.368        1,699
                              2009       $ 9.368      $11.560        1,690
                              2010       $11.560      $13.480        1,681
                              2011       $13.480      $12.612        1,673

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.884            0
                              2005       $10.884      $11.008            0
                              2006       $11.008      $12.647            0
                              2007       $12.647      $12.814            0
                              2008       $12.814      $ 7.980            0
                              2009       $ 7.980      $ 9.295            0
                              2010       $ 9.295      $10.691            0
                              2011       $10.691      $ 9.836            0
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.132            0
                              2005       $11.132      $11.409            0
                              2006       $11.409      $12.060            0
                              2007       $12.060      $14.326            0
                              2008       $14.326      $ 8.666            0
                              2009       $ 8.666      $12.357            0
                              2010       $12.357      $14.880            0
                              2011       $14.880      $13.112            0
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.115            0
                              2005       $11.115      $11.784          680
                              2006       $11.784      $12.956          675
                              2007       $12.956      $12.764          683
                              2008       $12.764      $ 7.582          725
                              2009       $ 7.582      $ 9.405          719
                              2010       $ 9.405      $11.556          687
                              2011       $11.556      $10.866          695
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.688            0
                              2003       $10.688      $13.055        3,235
                              2004       $13.055      $14.041        3,217
                              2005       $14.041      $14.261        3,199
                              2006       $14.261      $15.487        3,182
                              2007       $15.487      $15.699        3,164
                              2008       $15.699      $ 8.671        3,145
                              2009       $ 8.671      $10.328        3,117
                              2010       $10.328      $11.401        2,290
                              2011       $11.401      $11.211        1,400
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.260        3,513
                              2004       $12.260      $12.805        3,493
                              2005       $12.805      $13.154        3,709
                              2006       $13.154      $13.876        3,697
                              2007       $13.876      $15.475        3,657
                              2008       $15.475      $ 8.237        3,700
                              2009       $ 8.237      $11.632        3,635
                              2010       $11.632      $12.437        2,746
                              2011       $12.437      $12.016        1,782

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.099           0
                              2005       $10.099      $10.124         938
                              2006       $10.124      $10.407         934
                              2007       $10.407      $10.611         930
                              2008       $10.611      $ 6.333         924
                              2009       $ 6.333      $ 6.765         920
                              2010       $ 6.765      $ 7.374         915
                              2011       $ 7.374      $ 7.797         910
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.140           0
                              2003       $10.140      $14.191           0
                              2004       $14.191      $16.526           0
                              2005       $16.526      $18.467           0
                              2006       $18.467      $21.232           0
                              2007       $21.232      $22.062           0
                              2008       $22.062      $12.895           0
                              2009       $12.895      $17.603           0
                              2010       $17.603      $19.952           0
                              2011       $19.952      $17.879           0
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.543           0
                              2003       $10.543      $12.100           0
                              2004       $12.100      $12.853           0
                              2005       $12.853      $12.904         480
                              2006       $12.904      $13.556         496
                              2007       $13.556      $14.546         471
                              2008       $14.546      $12.185         380
                              2009       $12.185      $14.134         416
                              2010       $14.134      $15.891         409
                              2011       $15.891      $15.669         402
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.653           0
                              2003       $10.653      $12.919           0
                              2004       $12.919      $13.760           0
                              2005       $13.760      $13.751           0
                              2006       $13.751      $14.714           0
                              2007       $14.714      $14.345           0
                              2008       $14.345      $ 3.011           0
                              2009       $ 3.011      $ 3.715           0
                              2010       $ 3.715      $ 4.164           0
                              2011       $ 4.164      $ 3.975           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.169            0
                              2003       $10.169      $12.596            0
                              2004       $12.596      $13.467            0
                              2005       $13.467      $13.951          665
                              2006       $13.951      $15.684          643
                              2007       $15.684      $16.000          642
                              2008       $16.000      $ 9.619          734
                              2009       $ 9.619      $12.061          725
                              2010       $12.061      $13.685          710
                              2011       $13.685      $13.364          707
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.346            0
                              2003       $10.346      $14.619        3,113
                              2004       $14.619      $17.068        3,096
                              2005       $17.068      $18.345        3,248
                              2006       $18.345      $20.606        3,225
                              2007       $20.606      $19.903        3,218
                              2008       $19.903      $12.087        3,226
                              2009       $12.087      $16.207        3,179
                              2010       $16.207      $19.537        2,369
                              2011       $19.537      $18.683        1,516
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.053            0
                              2003       $10.053      $12.353            0
                              2004       $12.353      $14.452            0
                              2005       $14.452      $15.855            0
                              2006       $15.855      $15.952            0
                              2007       $15.952      $16.568            0
                              2008       $16.568      $ 8.243            0
                              2009       $ 8.243      $10.679            0
                              2010       $10.679      $13.303            0
                              2011       $13.303      $13.141            0
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.367        1,652
                              2010       $12.367      $13.642        1,644
                              2011       $13.642      $13.621        1,628
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.507            0
                              2003       $10.507      $12.046        3,407
                              2004       $12.046      $17.769        3,389
                              2005       $12.769      $13.010        3,370
                              2006       $13.010      $14.264        3,351
                              2007       $14.264      $14.105        3,333
                              2008       $14.105      $ 8.190        3,313
                              2009       $ 8.190      $10.079        3,283
                              2010       $10.079      $10.943        2,412
                              2011       $10.943      $11.017        1,475

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.380            0
                              2003       $10.380      $12.395            0
                              2004       $12.395      $13.248            0
                              2005       $13.248      $13.883          698
                              2006       $13.883      $15.350          695
                              2007       $15.350      $15.477          692
                              2008       $15.477      $10.109          688
                              2009       $10.109      $13.389          685
                              2010       $13.389      $15.043          681
                              2011       $15.043      $14.675          678
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.716            0
                              2003       $ 9.716      $11.268        3,556
                              2004       $11.268      $11.825        3,536
                              2005       $11.825      $13.113        3,517
                              2006       $13.113      $13.205        3,497
                              2007       $13.205      $12.857        3,478
                              2008       $12.857      $10.444        3,458
                              2009       $10.444      $12.891        3,426
                              2010       $12.891      $12.940        2,517
                              2011       $12.940      $12.527        1,539
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.461            0
                              2003       $11.461      $14.015            0
                              2004       $14.015      $16.694            0
                              2005       $16.694      $17.757            0
                              2006       $17.757      $22.099            0
                              2007       $22.099      $25.963            0
                              2008       $25.963      $17.678            0
                              2009       $17.678      $18.591            0
                              2010       $18.591      $18.546            0
                              2011       $18.546      $17.186            0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.790            0
                              2003       $10.790      $13.464          629
                              2004       $13.464      $14.655          626
                              2005       $14.655      $15.107          622
                              2006       $15.107      $17.155          619
                              2007       $17.155      $15.788          616
                              2008       $15.788      $ 9.481          610
                              2009       $ 9.481      $12.056          606
                              2010       $12.056      $13.508          602
                              2011       $13.508      $12.619          597

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.733            0
                              2003       $10.733      $13.304          926
                              2004       $13.304      $14.407          921
                              2005       $14.407      $14.551        1,243
                              2006       $14.551      $15.755        1,236
                              2007       $15.755      $15.863        1,230
                              2008       $15.863      $11.488        1,220
                              2009       $11.488      $16.902        1,212
                              2010       $16.902      $18.882        1,204
                              2011       $18.882      $18.823        1,196
 PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.177            0
                              2003       $10.177      $10.411        4,060
                              2004       $10.411      $10.650        4,037
                              2005       $10.650      $10.680        4,593
                              2006       $10.680      $10.936        4,604
                              2007       $10.936      $11.271        1,739
                              2008       $11.271      $ 8.399        1,675
                              2009       $ 8.399      $12.067        1,601
                              2010       $12.067      $12.988        1,606
                              2011       $12.988      $13.360        1,569
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.596            0
                              2003       $10.596      $13.341          974
                              2004       $13.341      $15.186          969
                              2005       $15.186      $16.692        1,850
                              2006       $16.692      $20.885        1,840
                              2007       $20.885      $22.168        1,831
                              2008       $22.168      $12.171        1,818
                              2009       $12.171      $14.860        1,806
                              2010       $14.860      $16.016        1,796
                              2011       $16.016      $13.033        1,785
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.399            0
                              2003       $10.399      $12.952            0
                              2004       $12.952      $14.292            0
                              2005       $14.292      $15.234            0
                              2006       $15.234      $17.003            0
                              2007       $17.003      $15.794            0
                              2008       $15.794      $ 9.353            0
                              2009       $ 9.353      $11.986            0
                              2010       $11.986      $13.376            0
                              2011       $13.376      $13.109            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.977            0
                              2003       $ 9.977      $ 9.823            0
                              2004       $ 9.823      $ 9.686            0
                              2005       $ 9.686      $ 9.729        1,121
                              2006       $ 9.729      $ 9.950        1,158
                              2007       $ 9.950      $10.212        1,152
                              2008       $10.212      $10.261          929
                              2009       $10.261      $10.072        1,060
                              2010       $10.072      $ 9.870        1,129
                              2011       $ 9.870      $ 9.671        1,122
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.371            0
                              2003       $10.371      $13.455            0
                              2004       $13.455      $14.539            0
                              2005       $14.539      $15.668            0
                              2006       $15.668      $16.663            0
                              2007       $16.663      $17.258            0
                              2008       $17.258      $10.355            0
                              2009       $10.355      $13.404            0
                              2010       $13.404      $15.699            0
                              2011       $15.699      $14.597            0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.196            0
                              2003       $11.196      $14.529        1,471
                              2004       $14.529      $16.429        1,463
                              2005       $16.429      $17.043        1,637
                              2006       $17.043      $19.370        1,621
                              2007       $19.370      $18.045        1,629
                              2008       $18.045      $ 9.765        1,667
                              2009       $ 9.765      $ 9.189            0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.634            0
                              2003       $10.634      $13.055            0
                              2004       $13.055      $13.756            0
                              2005       $13.756      $14.152            0
                              2006       $14.152      $15.432            0
                              2007       $15.432      $15.200            0
                              2008       $15.200      $ 9.150            0
                              2009       $ 9.150      $11.938            0
                              2010       $11.938      $13.610            0
                              2011       $13.610      $13.100            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.364            0
                              2003       $10.364      $13.520            0
                              2004       $13.520      $15.709            0
                              2005       $15.709      $17.259            0
                              2006       $17.259      $17.830            0
                              2007       $17.830      $18.129            0
                              2008       $18.129      $ 9.671            0
                              2009       $ 9.671      $13.144            0
                              2010       $13.144      $14.971            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.101            0
                              2003       $10.101      $12.360        1,306
                              2004       $12.360      $12.717        1,299
                              2005       $12.717      $13.168        1,292
                              2006       $13.168      $13.601        1,285
                              2007       $13.601      $14.058        1,278
                              2008       $14.058      $ 8.671        1,267
                              2009       $ 8.671      $13.922        1,257
                              2010       $13.922      $16.474        1,249
                              2011       $16.474      $13.258        1,240
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.051            0
                              2003       $11.051      $13.831            0
                              2004       $13.831      $14.915            0
                              2005       $14.915      $16.385            0
                              2006       $16.385      $17.785            0
                              2007       $17.785      $18.535            0
                              2008       $18.535      $15.437            0
                              2009       $15.437      $19.675            0
                              2010       $19.675      $21.152            0
                              2011       $21.152      $22.148            0
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $11.047            0
                              2005       $11.047      $12.118            0
                              2006       $12.118      $14.425            0
                              2007       $14.425      $15.511            0
                              2008       $15.511      $10.797            0
                              2009       $10.797      $13.704            0
                              2010       $13.704      $15.310            0
                              2011       $15.310      $16.356            0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.730            0
                              2005       $10.730      $12.164            0
                              2006       $12.164      $12.405            0
                              2007       $12.405      $14.813            0
                              2008       $14.813      $ 7.373            0
                              2009       $ 7.373      $11.957            0
                              2010       $11.957      $14.391            0
                              2011       $14.391      $13.704            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.705          0
                              2005       $10.705      $12.111          0
                              2006       $12.111      $12.316          0
                              2007       $12.316      $14.677          0
                              2008       $14.677      $ 7.282          0
                              2009       $ 7.282      $11.781          0
                              2010       $11.781      $14.151          0
                              2011       $14.151      $13.441          0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.803          0
                              2007       $ 9.803      $11.773          0
                              2008       $11.773      $ 6.133          0
                              2009       $ 6.133      $ 9.455          0
                              2010       $ 9.455      $12.251          0
                              2011       $12.251      $11.140          0
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.552          0
                              2004       $13.552      $15.791          0
                              2005       $15.791      $17.463          0
                              2006       $17.463      $19.132          0
                              2007       $19.132      $19.295          0
                              2008       $19.295      $11.258          0
                              2009       $11.258      $16.173          0
                              2010       $16.173      $20.051          0
                              2011       $20.051      $17.930          0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.693          0
                              2003       $10.693      $14.466          0
                              2004       $14.466      $19.283          0
                              2005       $19.283      $22.055          0
                              2006       $22.055      $29.746          0
                              2007       $29.746      $24.103          0
                              2008       $24.103      $14.625          0
                              2009       $14.625      $18.409          0
                              2010       $18.409      $23.358          0
                              2011       $23.358      $24.178          0
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.850          0
                              2005       $ 9.850      $ 9.884          0
                              2006       $ 9.884      $10.086          0
                              2007       $10.086      $10.320          0
                              2008       $10.320      $10.290          0
                              2009       $10.290      $10.089          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                         WITHDRAWAL CHARGE OPTION--SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION OR WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                INCREASE) OPTION ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 1.9


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.235            0
                              2007       $10.235      $11.754            0
                              2008       $11.754      $ 6.595        2,125
                              2009       $ 6.595      $ 8.747        3,810
                              2010       $ 8.747      $10.014        2,004
                              2011       $10.014      $ 9.532        7,051
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.426            0
                              2007       $10.426      $11.066            0
                              2008       $11.066      $ 8.108            0
                              2009       $ 8.108      $ 9.840        9,466
                              2010       $ 9.840      $10.843        9,406
                              2011       $10.843      $10.572        9,350
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.455            0
                              2007       $10.455      $11.256            0
                              2008       $11.256      $ 7.406        2,954
                              2009       $ 7.406      $ 9.321        3,125
                              2010       $ 9.321      $10.434        3,261
                              2011       $10.434      $10.089        3,382
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.464            0
                              2007       $10.464      $11.380            0
                              2008       $11.380      $ 6.888            0
                              2009       $ 6.888      $ 8.847            0
                              2010       $ 8.847      $10.039            0
                              2011       $10.039      $ 9.552            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.317             0
                              2007       $10.317      $10.698             0
                              2008       $10.698      $ 9.353             0
                              2009       $ 9.353      $10.498             0
                              2010       $10.498      $11.024             0
                              2011       $11.024      $10.944             0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.713             0
                              2007       $ 9.713      $11.630         7,981
                              2008       $11.630      $ 6.289         8,981
                              2009       $ 6.289      $ 8.893         6,275
                              2010       $ 8.893      $10.428         3,273
                              2011       $10.428      $10.257         8,194
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.787             0
                              2007       $10.787      $11.107             0
                              2008       $11.107      $ 6.834         7,561
                              2009       $ 6.834      $ 8.451         8,253
                              2010       $ 8.451      $ 9.493         8,776
                              2011       $ 9.493      $ 9.461         9,161
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.845             0
                              2007       $ 9.845      $11.116         2,834
                              2008       $11.116      $ 6.573           775
                              2009       $ 6.573      $ 8.994         3,150
                              2010       $ 8.994      $11.322         6,520
                              2011       $11.322      $ 9.883         1,607
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.842             0
                              2003       $10.842      $13.343        32,362
                              2004       $13.343      $14.451        49,454
                              2005       $14.451      $14.647        53,501
                              2006       $14.647      $16.745        52,632
                              2007       $16.745      $15.785        37,088
                              2008       $15.785      $10.023        30,862
                              2009       $10.023      $12.420        22,896
                              2010       $12.420      $14.188        21,941
                              2011       $14.188      $14.227        16,930
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.202             0
                              2005       $11.202      $11.145            88
                              2006       $11.145      $12.903             0
                              2007       $12.903      $13.106             0
                              2008       $13.106      $ 9.027           917
                              2009       $ 9.027      $11.984         3,517
                              2010       $11.984      $13.221         4,761
                              2011       $13.221      $13.254         4,939

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.512             9
                              2005       $10.512      $10.402         8,403
                              2006       $10.402      $11.295         5,442
                              2007       $11.295      $11.747         9,443
                              2008       $11.747      $ 7.530         6,668
                              2009       $ 7.530      $ 9.564         6,433
                              2010       $ 9.564      $10.450         6,243
                              2011       $10.450      $10.078         5,917
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.215             0
                              2003       $11.215      $14.509         8,164
                              2004       $14.509      $17.579        12,868
                              2005       $17.579      $18.722        17,616
                              2006       $18.722      $21.445        17,351
                              2007       $21.445      $20.495        12,647
                              2008       $20.495      $13.440        11,893
                              2009       $13.440      $16.996        10,386
                              2010       $16.996      $21.338         8,837
                              2011       $21.338      $20.107         9,537
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.525             0
                              2003       $11.525      $15.487         3,517
                              2004       $15.487      $16.904         2,397
                              2005       $16.904      $17.344         2,536
                              2006       $17.344      $18.459         1,965
                              2007       $18.459      $20.102         1,601
                              2008       $20.102      $11.317         1,622
                              2009       $11.317      $15.909         1,012
                              2010       $15.909      $19.880           962
                              2011       $19.880      $18.525           938
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.218           119
                              2005       $10.218      $10.245           119
                              2006       $10.245      $10.435           125
                              2007       $10.435      $10.891           133
                              2008       $10.891      $11.472         3,982
                              2009       $11.472      $11.580         1,502
                              2010       $11.580      $11.937         1,727
                              2011       $11.937      $12.352         1,646

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.981             0
                              2007       $10.981      $12.024             0
                              2008       $12.024      $ 8.423         3,172
                              2009       $ 8.423      $10.169         2,568
                              2010       $10.169      $11.148           946
                              2011       $11.148      $10.592           941
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.315             0
                              2003       $10.315      $12.640        29,321
                              2004       $12.640      $13.939        33,153
                              2005       $13.939      $15.089        12,549
                              2006       $15.089      $17.490        12,785
                              2007       $17.490      $17.719        11,348
                              2008       $17.719      $10.910        13,983
                              2009       $10.910      $13.465        13,587
                              2010       $13.465      $14.660        11,656
                              2011       $14.660      $14.204        10,084
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.223             0
                              2003       $11.223      $16.813           865
                              2004       $16.813      $20.529         2,488
                              2005       $20.529      $25.615         4,085
                              2006       $25.615      $32.126         5,144
                              2007       $32.126      $40.505         7,701
                              2008       $40.505      $18.755         7,085
                              2009       $18.755      $31.694         6,471
                              2010       $31.694      $36.489         5,689
                              2011       $36.489      $30.063         4,661
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.466             0
                              2003       $10.466      $13.549         7,918
                              2004       $13.549      $15.724        19,757
                              2005       $15.724      $16.961        29,286
                              2006       $16.961      $20.170        26,140
                              2007       $20.170      $22.798        17,323
                              2008       $22.798      $13.308        13,492
                              2009       $13.308      $17.857        10,415
                              2010       $17.857      $18.954         6,060
                              2011       $18.954      $16.584         5,264
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.712             0
                              2003       $10.712      $12.841         2,059
                              2004       $12.841      $14.426         2,045
                              2005       $14.426      $13.690         2,042
                              2006       $13.690      $15.117         2,023
                              2007       $15.117      $16.428         2,011
                              2008       $16.428      $17.083         2,077
                              2009       $17.083      $19.850             0
                              2010       $19.850      $22.244             0
                              2011       $22.244      $21.590             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.402             0
                              2003       $ 9.402      $11.695         4,623
                              2004       $11.695      $12.226         6,330
                              2005       $12.226      $12.886         4,023
                              2006       $12.886      $12.948         2,756
                              2007       $12.948      $14.786         2,672
                              2008       $14.786      $ 7.366         2,440
                              2009       $ 7.366      $11.947         2,303
                              2010       $11.947      $13.986         2,253
                              2011       $13.986      $12.819         2,230
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.305         1,534
                              2005       $11.305      $11.524         6,016
                              2006       $11.524      $13.094         5,983
                              2007       $13.094      $12.521         5,060
                              2008       $12.521      $ 7.870         5,251
                              2009       $ 7.870      $ 9.894         4,947
                              2010       $ 9.894      $11.208         4,659
                              2011       $11.208      $10.743         4,346
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.929             0
                              2005       $10.929      $11.492           290
                              2006       $11.492      $12.667         1,208
                              2007       $12.667      $12.818         3,588
                              2008       $12.818      $ 9.703             0
                              2009       $ 9.703      $11.637             0
                              2010       $11.637      $12.765             0
                              2011       $12.765      $12.336             0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.643             0
                              2003       $10.643      $13.306        13,501
                              2004       $13.306      $14.867        18,897
                              2005       $14.867      $15.972        21,303
                              2006       $15.972      $18.137        18,819
                              2007       $18.137      $18.204        19,225
                              2008       $18.204      $12.082        19,382
                              2009       $12.082      $14.682        16,916
                              2010       $14.682      $16.128        13,454
                              2011       $16.128      $15.434        13,035

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.092        21,363
                              2005       $11.092      $12.068        20,071
                              2006       $12.068      $12.398        21,136
                              2007       $12.398      $14.274         9,231
                              2008       $14.274      $ 7.430         4,504
                              2009       $ 7.430      $11.375         2,973
                              2010       $11.375      $14.175         2,466
                              2011       $14.175      $12.581         2,400
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.268        13,059
                              2005       $11.268      $12.391        19,469
                              2006       $12.391      $14.644        21,062
                              2007       $14.644      $15.461        14,968
                              2008       $15.461      $ 8.887        10,228
                              2009       $ 8.887      $12.113        10,357
                              2010       $12.113      $14.498         8,327
                              2011       $14.498      $14.327         8,261
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.261             0
                              2005       $11.261      $12.366             0
                              2006       $12.366      $14.606             0
                              2007       $14.606      $15.406             0
                              2008       $15.406      $ 8.836             0
                              2009       $ 8.836      $12.039             0
                              2010       $12.039      $14.402             0
                              2011       $14.402      $14.218             0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.349           117
                              2005       $10.349      $10.266         1,912
                              2006       $10.266      $10.990         1,229
                              2007       $10.990      $11.425         2,560
                              2008       $11.425      $ 9.224         3,019
                              2009       $ 9.224      $12.131         3,048
                              2010       $12.131      $13.340         4,270
                              2011       $13.340      $13.634         3,863
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.898           223
                              2005       $10.898      $11.413           222
                              2006       $11.413      $12.811         1,004
                              2007       $12.811      $13.385         1,779
                              2008       $13.385      $ 9.348         1,970
                              2009       $ 9.348      $11.529         2,076
                              2010       $11.529      $13.437         2,146
                              2011       $13.437      $12.566         2,199

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $18.882             0
                              2005       $10.882      $11.001         3,766
                              2006       $11.001      $12.633           484
                              2007       $12.633      $12.793         2,882
                              2008       $12.793      $ 7.963         1,386
                              2009       $ 7.963      $ 9.270         1,050
                              2010       $ 9.270      $10.657         1,041
                              2011       $10.657      $ 9.800         1,005
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.130             0
                              2005       $11.130      $11.402           167
                              2006       $11.402      $12.046           536
                              2007       $12.046      $14.302         7,189
                              2008       $14.302      $ 8.648         7,657
                              2009       $ 8.648      $12.324         5,018
                              2010       $12.324      $14.832             1
                              2011       $14.832      $13.064             1
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.113         1,643
                              2005       $11.113      $11.776         9,959
                              2006       $11.776      $12.941         4,627
                              2007       $12.941      $12.743         6,918
                              2008       $12.743      $ 7.566         3,669
                              2009       $ 7.566      $ 9.379         3,456
                              2010       $ 9.379      $11.519         3,635
                              2011       $11.519      $10.826         3,469
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.687             0
                              2003       $10.687      $13.047        11,461
                              2004       $13.047      $14.025        13,255
                              2005       $14.025      $14.237         8,936
                              2006       $14.237      $15.454         9,038
                              2007       $15.454      $15.657         7,427
                              2008       $15.657      $ 8.643         5,008
                              2009       $ 8.643      $10.290         4,220
                              2010       $10.290      $11.353         3,529
                              2011       $11.353      $11.159         3,394
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.256         3,413
                              2004       $12.256      $12.794            11
                              2005       $12.794      $13.136        16,015
                              2006       $13.136      $13.850        12,540
                              2007       $13.850      $15.439        13,023
                              2008       $15.439      $ 8.213        17,956
                              2009       $ 8.213      $11.592        17,955
                              2010       $11.592      $12.388        15,715
                              2011       $12.388      $11.963        14,995

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.097           120
                              2005       $10.097      $10.118           416
                              2006       $10.118      $10.395           416
                              2007       $10.395      $10.593           137
                              2008       $10.593      $ 6.319           156
                              2009       $ 6.319      $ 6.747           193
                              2010       $ 6.747      $ 7.351         8,710
                              2011       $ 7.351      $ 7.768         7,318
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.139             0
                              2003       $10.139      $14.183         5,616
                              2004       $14.183      $16.508         8,158
                              2005       $16.508      $18.437         7,748
                              2006       $18.437      $21.187         7,306
                              2007       $21.187      $22.003         5,706
                              2008       $22.003      $12.854         4,807
                              2009       $12.854      $17.538         5,642
                              2010       $17.538      $19.869         4,553
                              2011       $19.869      $17.795         4,713
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.542             0
                              2003       $10.542      $12.093        10,727
                              2004       $12.093      $12.839        25,090
                              2005       $12.839      $12.883        30,294
                              2006       $12.883      $13.527        34,071
                              2007       $13.527      $14.507        36,976
                              2008       $14.507      $12.147        51,131
                              2009       $12.147      $14.082        44,026
                              2010       $14.082      $15.825        43,795
                              2011       $15.825      $15.595        39,944
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.652             0
                              2003       $10.652      $12.911        20,083
                              2004       $12.911      $13.745        20,897
                              2005       $13.745      $13.728        11,053
                              2006       $13.728      $14.682        11,822
                              2007       $14.682      $14.306         8,227
                              2008       $14.306      $ 3.001        14,161
                              2009       $ 3.001      $ 3.701        15,247
                              2010       $ 3.701      $ 4.147        12,273
                              2011       $ 4.147      $ 3.957        11,738

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.168             0
                              2003       $10.168      $12.588        38,357
                              2004       $12.588      $13.452        38,294
                              2005       $13.452      $13.928        40,749
                              2006       $13.928      $15.650        38,769
                              2007       $15.650      $15.958        23,043
                              2008       $15.958      $ 9.589        20,416
                              2009       $ 9.589      $12.017        16,433
                              2010       $12.017      $13.628        15,283
                              2011       $13.628      $13.301        13,580
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.345             0
                              2003       $10.345      $14.610        13,077
                              2004       $14.610      $17.048        18,398
                              2005       $17.048      $18.315        19,941
                              2006       $18.315      $20.562        19,532
                              2007       $20.562      $19.850        10,531
                              2008       $19.850      $12.048         6,802
                              2009       $12.048      $16.147         6,447
                              2010       $16.147      $19.455         4,431
                              2011       $19.455      $18.596         4,150
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.052             0
                              2003       $10.052      $12.345         4,935
                              2004       $12.345      $14.436         6,965
                              2005       $14.436      $15.829         8,993
                              2006       $15.829      $15.918         8,237
                              2007       $15.918      $16.524         4,672
                              2008       $16.524      $ 8.217         5,425
                              2009       $ 8.217      $10.640         2,949
                              2010       $10.640      $13.248         4,605
                              2011       $13.248      $13.080         4,308
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.321         3,137
                              2010       $12.321      $13.585         3,045
                              2011       $13.585      $13.557         2,922
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.506             0
                              2003       $10.506      $12.039        23,071
                              2004       $12.039      $12.755        25,869
                              2005       $12.755      $12.988        25,453
                              2006       $12.988      $14.234        24,696
                              2007       $14.234      $14.068        24,100
                              2008       $14.068      $ 8.164        23,350
                              2009       $ 8.164      $10.042        21,476
                              2010       $10.042      $10.897        21,380
                              2011       $10.897      $10.965        20,609

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.379             0
                              2003       $10.379      $12.387         7,868
                              2004       $12.387      $13.233         9,065
                              2005       $13.233      $13.861         9,013
                              2006       $13.861      $15.317        10,317
                              2007       $15.317      $15.436         4,031
                              2008       $15.436      $10.077         3,200
                              2009       $10.077      $13.340         3,241
                              2010       $13.340      $14.980         6,748
                              2011       $14.980      $14.606         6,901
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.715             0
                              2003       $ 9.715      $11.261        10,391
                              2004       $11.261      $11.812        11,303
                              2005       $11.812      $13.092         6,064
                              2006       $13.092      $13.177         6,469
                              2007       $13.177      $12.823         3,938
                              2008       $12.823      $10.411         2,524
                              2009       $10.411      $12.844         2,641
                              2010       $12.844      $12.886         2,801
                              2011       $12.886      $12.468         2,956
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.460             0
                              2003       $11.460      $14.006         9,564
                              2004       $14.006      $16.675        18,316
                              2005       $16.675      $17.728        14,639
                              2006       $17.728      $22.051        15,374
                              2007       $22.051      $25.894        12,534
                              2008       $25.894      $17.622         5,054
                              2009       $17.622      $18.523         3,638
                              2010       $18.523      $18.468         3,646
                              2011       $18.468      $17.106         2,334
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.788             0
                              2003       $10.788      $13.456         9,735
                              2004       $13.456      $14.638        10,051
                              2005       $14.638      $15.083         7,918
                              2006       $15.083      $17.118         7,341
                              2007       $17.118      $15.746         5,466
                              2008       $15.746      $ 9.451         7,658
                              2009       $ 9.451      $12.012         4,616
                              2010       $12.012      $13.452         4,702
                              2011       $13.452      $12.560         3,843

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.731             0
                              2003       $10.731      $13.296         7,064
                              2004       $13.296      $14.391        10,376
                              2005       $14.391      $14.527         9,941
                              2006       $14.527      $15.721         9,336
                              2007       $15.721      $15.821         8,322
                              2008       $15.821      $11.452         5,774
                              2009       $11.452      $16.840         6,169
                              2010       $16.840      $18.803         4,778
                              2011       $18.803      $18.734         4,511
 PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.176             0
                              2003       $10.176      $10.404        89,886
                              2004       $10.404      $10.638        92,209
                              2005       $10.638      $10.662        81,941
                              2006       $10.662      $10.912        23,935
                              2007       $10.912      $11.241        19,227
                              2008       $11.241      $ 8.373        20,915
                              2009       $ 8.373      $12.023        17,359
                              2010       $12.023      $12.933        16,590
                              2011       $12.933      $13.297        15,511
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.595             0
                              2003       $10.595      $13.333        10,102
                              2004       $13.333      $15.169        12,419
                              2005       $15.169      $16.664         8,494
                              2006       $16.664      $20.840         5,925
                              2007       $20.840      $22.109         5,763
                              2008       $22.109      $12.132         5,215
                              2009       $12.132      $14.805         3,541
                              2010       $14.805      $15.949         3,679
                              2011       $15.949      $12.972         3,829
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.398             0
                              2003       $10.398      $12.944             0
                              2004       $12.944      $14.276             0
                              2005       $14.276      $15.209         2,547
                              2006       $15.209      $16.967           364
                              2007       $16.967      $15.752           172
                              2008       $15.752      $ 9.323           171
                              2009       $ 9.323      $11.942           166
                              2010       $11.942      $13.320             0
                              2011       $13.320      $13.048             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.976             0
                              2003       $ 9.976      $ 9.817        12,186
                              2004       $ 9.817      $ 9.675        15,537
                              2005       $ 9.675      $ 9.713        17,598
                              2006       $ 9.713      $ 9.929        36,442
                              2007       $ 9.929      $10.185        52,826
                              2008       $10.185      $10.228        33,125
                              2009       $10.228      $10.035        29,981
                              2010       $10.035      $ 9.829        16,804
                              2011       $ 9.829      $ 9.625        16,399
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.370             0
                              2003       $10.370      $13.447         2,548
                              2004       $13.447      $14.523         2,223
                              2005       $14.523      $15.643         1,896
                              2006       $15.643      $16.627         1,181
                              2007       $16.627      $17.212         1,133
                              2008       $17.212      $10.322             0
                              2009       $10.322      $13.355             0
                              2010       $13.355      $15.633         2,032
                              2011       $15.633      $14.529         2,015
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.194             0
                              2003       $11.194      $14.520         3,868
                              2004       $14.520      $16.410         3,304
                              2005       $16.410      $17.015         5,751
                              2006       $17.015      $19.329         2,995
                              2007       $19.329      $17.997         1,874
                              2008       $17.997      $ 9.734         2,270
                              2009       $ 9.734      $ 9.159             0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.633             0
                              2003       $10.633      $13.047         3,233
                              2004       $13.047      $13.741         5,230
                              2005       $13.741      $14.129         5,061
                              2006       $14.129      $15.399         4,758
                              2007       $15.399      $15.160         2,976
                              2008       $15.160      $ 9.121         6,885
                              2009       $ 9.121      $11.895         4,619
                              2010       $11.895      $13.553         2,663
                              2011       $13.553      $13.039         4,320

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.363             0
                              2003       $10.363      $13.512         5,085
                              2004       $13.512      $15.691         5,685
                              2005       $15.691      $17.231         4,552
                              2006       $17.231      $17.792         4,956
                              2007       $17.792      $18.081         1,911
                              2008       $18.081      $ 9.640         2,118
                              2009       $ 9.640      $13.096         1,889
                              2010       $13.096      $14.911             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.100             0
                              2003       $10.100      $12.353        58,485
                              2004       $12.353      $12.703        59,531
                              2005       $12.703      $13.146        44,795
                              2006       $13.146      $13.572        46,345
                              2007       $13.572      $14.020        27,126
                              2008       $14.020      $ 8.644        20,680
                              2009       $ 8.644      $13.870        16,702
                              2010       $13.870      $16.405        18,070
                              2011       $16.405      $13.196        16,409
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.050             0
                              2003       $11.050      $13.823           709
                              2004       $13.823      $14.898           724
                              2005       $14.898      $16.358           149
                              2006       $16.358      $17.747           146
                              2007       $17.747      $18.485           807
                              2008       $18.485      $15.388           873
                              2009       $15.388      $19.603             0
                              2010       $19.603      $21.063             0
                              2011       $21.063      $22.044             0
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.041             0
                              2005       $11.041      $12.106         2,622
                              2006       $12.106      $14.403         2,565
                              2007       $14.403      $15.480         2,381
                              2008       $15.480      $10.770         2,151
                              2009       $10.770      $13.662         1,897
                              2010       $13.662      $15.256         1,684
                              2011       $15.256      $16.289         5,087
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.727         2,398
                              2005       $10.727      $12.153           715
                              2006       $12.153      $12.388         1,279
                              2007       $12.388      $14.785           475
                              2008       $14.785      $ 7.355           472
                              2009       $ 7.355      $11.923           434
                              2010       $11.923      $14.343         4,340
                              2011       $14.343      $13.650         4,514

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.701             0
                              2005       $10.701      $12.100             0
                              2006       $12.100      $12.300             0
                              2007       $12.300      $14.650             0
                              2008       $14.650      $ 7.265             0
                              2009       $ 7.265      $11.747             0
                              2010       $11.747      $14.103             0
                              2011       $14.103      $13.389             0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.799             0
                              2007       $ 9.799      $11.763         7,818
                              2008       $11.763      $ 6.125         8,779
                              2009       $ 6.125      $ 9.437         6,126
                              2010       $ 9.437      $12.222         4,157
                              2011       $12.222      $11.108         2,479
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.547         4,644
                              2004       $13.547      $15.778         1,792
                              2005       $15.778      $17.439         2,274
                              2006       $17.439      $19.097         2,633
                              2007       $19.097      $19.249         3,223
                              2008       $19.249      $11.225           960
                              2009       $11.225      $16.118         1,550
                              2010       $16.118      $19.972         2,605
                              2011       $19.972      $17.851         2,543
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.691             0
                              2003       $10.691      $14.457         4,880
                              2004       $14.457      $19.261         9,043
                              2005       $19.261      $22.019         9,805
                              2006       $22.019      $29.682        10,203
                              2007       $29.682      $24.039         5,243
                              2008       $24.039      $14.579         4,307
                              2009       $14.579      $18.341         3,009
                              2010       $18.341      $23.260         6,075
                              2011       $23.260      $24.065         6,182
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.845             0
                              2005       $ 9.845      $ 9.874           611
                              2006       $ 9.874      $10.071           597
                              2007       $10.071      $10.299         7,727
                              2008       $10.299      $10.264           501
                              2009       $10.264      $10.058             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE ENHANCED
  BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003

                          MORTALITY & EXPENSE = 1.95


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.231          0
                              2007       $10.231      $11.743          0
                              2008       $11.743      $ 6.586          0
                              2009       $ 6.586      $ 8.731          0
                              2010       $ 8.731      $ 9.990          0
                              2011       $ 9.990      $ 9.505          0
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.422          0
                              2007       $10.422      $11.057          0
                              2008       $11.057      $ 8.097          0
                              2009       $ 8.097      $ 9.822          0
                              2010       $ 9.822      $10.818          0
                              2011       $10.818      $10.541          0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.452          0
                              2007       $10.452      $11.246          0
                              2008       $11.246      $ 7.396          0
                              2009       $ 7.396      $ 9.303          0
                              2010       $ 9.303      $10.409          0
                              2011       $10.409      $10.060          0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.461          0
                              2007       $10.461      $11.370          0
                              2008       $11.370      $ 6.879          0
                              2009       $ 6.879      $ 8.831          0
                              2010       $ 8.831      $10.015          0
                              2011       $10.015      $ 9.524          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.313          0
                              2007       $10.313      $10.688          0
                              2008       $10.688      $ 9.340          0
                              2009       $ 9.340      $10.478          0
                              2010       $10.478      $10.998          0
                              2011       $10.998      $10.913          0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.710          0
                              2007       $ 9.710      $11.620          0
                              2008       $11.620      $ 6.280          0
                              2009       $ 6.280      $ 8.876          0
                              2010       $ 8.876      $10.403          0
                              2011       $10.403      $10.227          0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.783          0
                              2007       $10.783      $11.098          0
                              2008       $11.098      $ 6.825          0
                              2009       $ 6.825      $ 8.435          0
                              2010       $ 8.435      $ 9.470          0
                              2011       $ 9.470      $ 9.434          0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.841          0
                              2007       $ 9.841      $11.107          0
                              2008       $11.107      $ 6.564          0
                              2009       $ 6.564      $ 8.977          0
                              2010       $ 8.977      $11.295          0
                              2011       $11.295      $ 9.854          0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.693      $13.338          0
                              2004       $13.338      $14.438          0
                              2005       $14.438      $14.627          0
                              2006       $14.627      $16.713          0
                              2007       $16.713      $15.747          0
                              2008       $15.747      $ 9.994          0
                              2009       $ 9.994      $12.377          0
                              2010       $12.377      $14.133          0
                              2011       $14.133      $14.164          0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.198          0
                              2005       $11.198      $11.135          0
                              2006       $11.135      $12.885          0
                              2007       $12.885      $13.082          0
                              2008       $13.082      $ 9.005          0
                              2009       $ 9.005      $11.949          0
                              2010       $11.949      $13.176          0
                              2011       $13.176      $13.202          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.511          0
                              2005       $10.511      $10.395          0
                              2006       $10.395      $11.282          0
                              2007       $11.282      $11.727          0
                              2008       $11.727      $ 7.513          0
                              2009       $ 7.513      $ 9.539          0
                              2010       $ 9.539      $10.417          0
                              2011       $10.417      $10.041          0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.033      $14.504          0
                              2004       $14.504      $17.564          0
                              2005       $17.564      $18.697          0
                              2006       $18.697      $21.405          0
                              2007       $21.405      $20.446          0
                              2008       $20.446      $13.402          0
                              2009       $13.402      $16.938          0
                              2010       $16.938      $21.254          0
                              2011       $21.254      $20.018          0
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.814      $15.482          0
                              2004       $15.482      $16.889          0
                              2005       $16.889      $17.320          0
                              2006       $17.320      $18.424          0
                              2007       $18.424      $20.054          0
                              2008       $20.054      $11.285          0
                              2009       $11.285      $15.855          0
                              2010       $15.855      $19.803          0
                              2011       $19.803      $18.443          0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.214          0
                              2005       $10.214      $10.237          0
                              2006       $10.237      $10.421          0
                              2007       $10.421      $10.870          0
                              2008       $10.870      $11.445          0
                              2009       $11.445      $11.547          0
                              2010       $11.547      $11.897          0
                              2011       $11.897      $12.304          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.977          0
                              2007       $10.977      $12.014          0
                              2008       $12.014      $ 8.411          0
                              2009       $ 8.411      $10.150          0
                              2010       $10.150      $11.121          0
                              2011       $11.121      $10.562          0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.593      $12.636          0
                              2004       $12.636      $13.927          0
                              2005       $13.927      $15.069          0
                              2006       $15.069      $17.458          0
                              2007       $17.458      $17.677          0
                              2008       $17.677      $10.879          0
                              2009       $10.879      $13.419          0
                              2010       $13.419      $14.602          0
                              2011       $14.602      $14.141          0
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.668      $16.807          0
                              2004       $16.807      $20.512          0
                              2005       $20.512      $25.580          0
                              2006       $25.580      $32.066          0
                              2007       $32.066      $40.408          0
                              2008       $40.408      $18.701          0
                              2009       $18.701      $31.586          0
                              2010       $31.586      $36.347          0
                              2011       $36.347      $29.930          0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.371      $13.544          0
                              2004       $13.544      $15.710          0
                              2005       $15.710      $16.938          0
                              2006       $16.938      $20.132          0
                              2007       $20.132      $22.744          0
                              2008       $22.744      $13.270          0
                              2009       $13.270      $17.796          0
                              2010       $17.796      $18.879          0
                              2011       $18.879      $16.511          0
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.576      $12.837          0
                              2004       $12.837      $14.413          0
                              2005       $14.413      $13.672          0
                              2006       $13.672      $15.089          0
                              2007       $15.089      $16.388          0
                              2008       $16.388      $17.033          0
                              2009       $17.033      $19.783          0
                              2010       $19.783      $22.157          0
                              2011       $22.157      $21.495          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.920      $11.691          0
                              2004       $11.691      $12.216          0
                              2005       $12.216      $12.868          0
                              2006       $12.868      $12.924          0
                              2007       $12.924      $14.751          0
                              2008       $14.751      $ 7.345          0
                              2009       $ 7.345      $11.906          0
                              2010       $11.906      $13.931          0
                              2011       $13.931      $12.763          0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.301          0
                              2005       $11.301      $11.514          0
                              2006       $11.514      $13.077          0
                              2007       $13.077      $12.497          0
                              2008       $12.497      $ 7.851          0
                              2009       $ 7.851      $ 9.866          0
                              2010       $ 9.866      $11.170          0
                              2011       $11.170      $10.701          0
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.926          0
                              2005       $10.926      $11.482          0
                              2006       $11.482      $12.650          0
                              2007       $12.650      $12.794          0
                              2008       $12.794      $ 9.680          0
                              2009       $ 9.680      $11.603          0
                              2010       $11.603      $12.721          0
                              2011       $12.721      $12.288          0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.769      $13.301          0
                              2004       $13.301      $14.854          0
                              2005       $14.854      $15.950          0
                              2006       $15.950      $18.103          0
                              2007       $18.103      $18.161          0
                              2008       $18.161      $12.047          0
                              2009       $12.047      $14.632          0
                              2010       $14.632      $16.065          0
                              2011       $16.065      $15.366          0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.088          0
                              2005       $11.088      $12.058          0
                              2006       $12.058      $12.381          0
                              2007       $12.381      $14.247          0
                              2008       $14.247      $ 7.412          0
                              2009       $ 7.412      $11.342          0
                              2010       $11.342      $14.127          0
                              2011       $14.127      $12.531          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.264          0
                              2005       $11.264      $12.381          0
                              2006       $12.381      $14.624          0
                              2007       $14.624      $15.432          0
                              2008       $15.432      $ 8.866          0
                              2009       $ 8.866      $12.078          0
                              2010       $12.078      $14.449          0
                              2011       $14.449      $14.271          0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.258          0
                              2005       $11.258      $12.356          0
                              2006       $12.356      $14.586          0
                              2007       $14.586      $15.377          0
                              2008       $15.377      $ 8.815          0
                              2009       $ 8.815      $12.004          0
                              2010       $12.004      $14.353          0
                              2011       $14.353      $14.163          0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.348          0
                              2005       $10.348      $10.260          0
                              2006       $10.260      $10.977          0
                              2007       $10.977      $11.406          0
                              2008       $11.406      $ 9.204          0
                              2009       $ 9.204      $12.098          0
                              2010       $12.098      $13.297          0
                              2011       $13.297      $13.584          0
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.897          0
                              2005       $10.897      $11.405          0
                              2006       $11.405      $12.796          0
                              2007       $12.796      $13.363          0
                              2008       $13.363      $ 9.327          0
                              2009       $ 9.327      $11.499          0
                              2010       $11.499      $13.394          0
                              2011       $13.394      $12.519          0
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.881          0
                              2005       $10.881      $10.994          0
                              2006       $10.994      $12.619          0
                              2007       $12.619      $12.771          0
                              2008       $12.771      $ 7.946          0
                              2009       $ 7.946      $ 9.245          0
                              2010       $ 9.245      $10.623          0
                              2011       $10.623      $ 9.764          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.129          0
                              2005       $11.129      $11.395          0
                              2006       $11.395      $12.032          0
                              2007       $12.032      $14.279          0
                              2008       $14.279      $ 8.629          0
                              2009       $ 8.629      $12.291          0
                              2010       $12.291      $14.785          0
                              2011       $14.785      $13.015          0
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.112          0
                              2005       $11.112      $11.769          0
                              2006       $11.769      $12.926          0
                              2007       $12.926      $12.722          0
                              2008       $12.722      $ 7.550          0
                              2009       $ 7.550      $ 9.354          0
                              2010       $ 9.354      $11.482          0
                              2011       $11.482      $10.786          0
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.098      $13.042          0
                              2004       $13.042      $14.013          0
                              2005       $14.013      $14.218          0
                              2006       $14.218      $15.425          0
                              2007       $15.425      $15.620          0
                              2008       $15.620      $ 8.618          0
                              2009       $ 8.618      $10.255          0
                              2010       $10.255      $11.308          0
                              2011       $11.308      $11.109          0
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.252          0
                              2004       $12.252      $12.783          0
                              2005       $12.783      $13.118          0
                              2006       $13.118      $13.824          0
                              2007       $13.824      $15.402          0
                              2008       $15.402      $ 8.190          0
                              2009       $ 8.190      $11.553          0
                              2010       $11.553      $12.339          0
                              2011       $12.339      $11.910          0
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.096          0
                              2005       $10.096      $10.111          0
                              2006       $10.111      $10.383          0
                              2007       $10.383      $10.575          0
                              2008       $10.575      $ 6.305          0
                              2009       $ 6.305      $ 6.729          0
                              2010       $ 6.729      $ 7.327          0
                              2011       $ 7.327      $ 7.740          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.073      $14.178          0
                              2004       $14.178      $16.494          0
                              2005       $16.494      $18.411          0
                              2006       $18.411      $21.147          0
                              2007       $21.147      $21.951          0
                              2008       $21.951      $12.817          0
                              2009       $12.817      $17.479          0
                              2010       $17.479      $19.791          0
                              2011       $19.791      $17.717          0
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.237      $12.089          0
                              2004       $12.089      $12.828          0
                              2005       $12.828      $12.865          0
                              2006       $12.865      $13.501          0
                              2007       $13.501      $14.473          0
                              2008       $14.473      $12.112          0
                              2009       $12.112      $14.034          0
                              2010       $14.034      $15.763          0
                              2011       $15.763      $15.527          0
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.721      $12.906          0
                              2004       $12.906      $13.733          0
                              2005       $13.733      $13.710          0
                              2006       $13.710      $14.655          0
                              2007       $14.655      $14.272          0
                              2008       $14.272      $ 2.992          0
                              2009       $ 2.992      $ 3.688          0
                              2010       $ 3.688      $ 4.131          0
                              2011       $ 4.131      $ 3.939          0
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.454      $12.584          0
                              2004       $12.584      $13.441          0
                              2005       $13.441      $13.909          0
                              2006       $13.909      $15.621          0
                              2007       $15.621      $15.920          0
                              2008       $15.920      $ 9.561          0
                              2009       $ 9.561      $11.976          0
                              2010       $11.976      $13.574          0
                              2011       $13.574      $13.243          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.704      $14.605          0
                              2004       $14.605      $17.034          0
                              2005       $17.034      $18.290          0
                              2006       $18.290      $20.524          0
                              2007       $20.524      $19.802          0
                              2008       $19.802      $12.013          0
                              2009       $12.013      $16.092          0
                              2010       $16.092      $19.379          0
                              2011       $19.379      $18.513          0
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.331      $12.341          0
                              2004       $12.341      $14.424          0
                              2005       $14.424      $15.808          0
                              2006       $15.808      $15.888          0
                              2007       $15.888      $16.485          0
                              2008       $16.485      $ 8.193          0
                              2009       $ 8.193      $10.604          0
                              2010       $10.604      $13.196          0
                              2011       $13.196      $13.022          0
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.279          0
                              2010       $12.279      $13.532          0
                              2011       $13.532      $13.497          0
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.672      $12.035          0
                              2004       $12.035      $12.744          0
                              2005       $12.744      $12.971          0
                              2006       $12.971      $14.207          0
                              2007       $14.207      $14.034          0
                              2008       $14.034      $ 8.141          0
                              2009       $ 8.141      $10.008          0
                              2010       $10.008      $10.854          0
                              2011       $10.854      $10.917          0
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.742      $12.383          0
                              2004       $12.383      $13.222          0
                              2005       $13.222      $13.842          0
                              2006       $13.842      $15.288          0
                              2007       $15.288      $15.399          0
                              2008       $15.399      $10.048          0
                              2009       $10.048      $13.294          0
                              2010       $13.294      $14.921          0
                              2011       $14.921      $14.542          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.224      $11.258          0
                              2004       $11.258      $11.801          0
                              2005       $11.801      $13.074          0
                              2006       $13.074      $13.152          0
                              2007       $13.152      $12.792          0
                              2008       $12.792      $10.381          0
                              2009       $10.381      $12.800          0
                              2010       $12.800      $12.835          0
                              2011       $12.835      $12.413          0
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.636      $14.001          0
                              2004       $14.001      $16.661          0
                              2005       $16.661      $17.704          0
                              2006       $17.704      $22.010          0
                              2007       $22.010      $25.832          0
                              2008       $25.832      $17.571          0
                              2009       $17.571      $18.460          0
                              2010       $18.460      $18.396          0
                              2011       $18.396      $17.030          0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.983      $13.451          0
                              2004       $13.451      $14.626          0
                              2005       $14.626      $15.062          0
                              2006       $15.062      $17.086          0
                              2007       $17.086      $15.709          0
                              2008       $15.709      $ 9.423          0
                              2009       $ 9.423      $11.971          0
                              2010       $11.971      $13.399          0
                              2011       $13.399      $12.505          0
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.854      $13.291          0
                              2004       $13.291      $14.378          0
                              2005       $14.378      $14.507          0
                              2006       $14.507      $15.692          0
                              2007       $15.692      $15.783          0
                              2008       $15.783      $11.419          0
                              2009       $11.419      $16.783          0
                              2010       $16.783      $18.730          0
                              2011       $18.730      $18.652          0
 PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.347      $10.401          0
                              2004       $10.401      $10.629          0
                              2005       $10.629      $10.648          0
                              2006       $10.648      $10.892          0
                              2007       $10.892      $11.214          0
                              2008       $11.214      $ 8.348          0
                              2009       $ 8.348      $11.982          0
                              2010       $11.982      $12.883          0
                              2011       $12.883      $13.238          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.565      $13.328          0
                              2004       $13.328      $15.156          0
                              2005       $15.156      $16.642          0
                              2006       $16.642      $20.801          0
                              2007       $20.801      $22.056          0
                              2008       $22.056      $12.097          0
                              2009       $12.097      $14.755          0
                              2010       $14.755      $15.887          0
                              2011       $15.887      $12.914          0
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.682      $12.939          0
                              2004       $12.939      $14.263          0
                              2005       $14.263      $15.188          0
                              2006       $15.188      $16.935          0
                              2007       $16.935      $15.715          0
                              2008       $15.715      $ 9.296          0
                              2009       $ 9.296      $11.901          0
                              2010       $11.901      $13.268          0
                              2011       $13.268      $12.990          0
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.928      $ 9.813          0
                              2004       $ 9.813      $ 9.667          0
                              2005       $ 9.667      $ 9.700          0
                              2006       $ 9.700      $ 9.910          0
                              2007       $ 9.910      $10.161          0
                              2008       $10.161      $10.199          0
                              2009       $10.199      $10.001          0
                              2010       $10.001      $ 9.791          0
                              2011       $ 9.791      $ 9.583          0
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.969      $13.442          0
                              2004       $13.442      $14.510          0
                              2005       $14.510      $15.621          0
                              2006       $15.621      $16.596          0
                              2007       $16.596      $17.171          0
                              2008       $17.171      $10.293          0
                              2009       $10.293      $13.309          0
                              2010       $13.309      $15.572          0
                              2011       $15.572      $14.465          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.310      $14.515          0
                              2004       $14.515      $16.396          0
                              2005       $16.396      $16.992          0
                              2006       $16.992      $19.292          0
                              2007       $19.292      $17.954          0
                              2008       $17.954      $ 9.706          0
                              2009       $ 9.706      $ 9.132          0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.831      $13.043          0
                              2004       $13.043      $13.729          0
                              2005       $13.729      $14.109          0
                              2006       $14.109      $15.370          0
                              2007       $15.370      $15.124          0
                              2008       $15.124      $ 9.095          0
                              2009       $ 9.095      $11.854          0
                              2010       $11.854      $13.500          0
                              2011       $13.500      $12.981          0
 PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.788      $13.507          0
                              2004       $13.507      $15.678          0
                              2005       $15.678      $17.208          0
                              2006       $17.208      $17.758          0
                              2007       $17.758      $18.038          0
                              2008       $18.038      $ 9.612          0
                              2009       $ 9.612      $13.051          0
                              2010       $13.051      $14.854          0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.569      $12.348          0
                              2004       $12.348      $12.692          0
                              2005       $12.692      $13.129          0
                              2006       $13.129      $13.547          0
                              2007       $13.547      $13.987          0
                              2008       $13.987      $ 8.619          0
                              2009       $ 8.619      $13.823          0
                              2010       $13.823      $16.341          0
                              2011       $16.341      $13.138          0
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.278      $13.818          0
                              2004       $13.818      $14.885          0
                              2005       $14.885      $16.335          0
                              2006       $16.335      $17.714          0
                              2007       $17.714      $18.441          0
                              2008       $18.441      $15.343          0
                              2009       $15.343      $19.536          0
                              2010       $19.536      $20.981          0
                              2011       $20.981      $21.947          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $11.036          0
                              2005       $11.036      $12.094          0
                              2006       $12.094      $14.381          0
                              2007       $14.381      $15.448          0
                              2008       $15.448      $10.742          0
                              2009       $10.742      $13.620          0
                              2010       $13.620      $15.201          0
                              2011       $15.201      $16.223          0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.723          0
                              2005       $10.723      $12.143          0
                              2006       $12.143      $12.372          0
                              2007       $12.372      $14.757          0
                              2008       $14.757      $ 7.338          0
                              2009       $ 7.338      $11.888          0
                              2010       $11.888      $14.294          0
                              2011       $14.294      $13.597          0
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.698          0
                              2005       $10.698      $12.090          0
                              2006       $12.090      $12.283          0
                              2007       $12.283      $14.623          0
                              2008       $14.623      $ 7.248          0
                              2009       $ 7.248      $11.713          0
                              2010       $11.713      $14.055          0
                              2011       $14.055      $13.336          0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.796          0
                              2007       $ 9.796      $11.753          0
                              2008       $11.753      $ 6.116          0
                              2009       $ 6.116      $ 9.419          0
                              2010       $ 9.419      $12.193          0
                              2011       $12.193      $11.076          0
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2002       $10.000      $13.000          0
                              2003       $13.000      $13.543          0
                              2004       $13.543      $15.764          0
                              2005       $15.764      $17.415          0
                              2006       $17.415      $19.061          0
                              2007       $19.061      $19.203          0
                              2008       $19.203      $11.193          0
                              2009       $11.193      $16.063          0
                              2010       $16.063      $19.894          0
                              2011       $19.894      $17.772          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.370      $14.452          0
                              2004       $14.452      $19.245          0
                              2005       $19.245      $21.989          0
                              2006       $21.989      $29.627          0
                              2007       $29.627      $23.982          0
                              2008       $23.982      $14.536          0
                              2009       $14.536      $18.278          0
                              2010       $18.278      $23.169          0
                              2011       $23.169      $23.959          0
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.400          0
                              2005       $ 9.840      $ 9.864          0
                              2006       $ 9.864      $10.056          0
                              2007       $10.056      $10.278          0
                              2008       $10.278      $10.238          0
                              2009       $10.238      $10.027          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV
   DEATH BENEFIT OPTION OR ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH
                           BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.0


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.228          0
                              2007       $10.228      $11.733          0
                              2008       $11.733      $ 6.577          0
                              2009       $ 6.577      $ 8.714          0
                              2010       $ 8.714      $ 9.966          0
                              2011       $ 9.966      $ 9.477          0
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.419          0
                              2007       $10.419      $11.048          0
                              2008       $11.048      $ 8.086          0
                              2009       $ 8.086      $ 9.803          0
                              2010       $ 9.803      $10.792          0
                              2011       $10.792      $10.511          0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.448          0
                              2007       $10.448      $11.237          0
                              2008       $11.237      $ 7.385          0
                              2009       $ 7.385      $ 9.286          0
                              2010       $ 9.286      $10.384          0
                              2011       $10.384      $10.031          0
 Fidelity VIP Freedom 2030 Portfolio - Service Class 2
                              2006       $10.000      $10.457          0
                              2007       $10.457      $11.360          0
                              2008       $11.360      $ 6.870          0
                              2009       $ 6.870      $ 8.814          0
                              2010       $ 8.814      $ 9.991          0
                              2011       $ 9.991      $ 9.496          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.310            0
                              2007       $10.310      $10.679            0
                              2008       $10.679      $ 9.327            0
                              2009       $ 9.327      $10.459            0
                              2010       $10.459      $10.972            0
                              2011       $10.972      $10.881            0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.706            0
                              2007       $ 9.706      $11.610            0
                              2008       $11.610      $ 6.271            0
                              2009       $ 6.271      $ 8.859            0
                              2010       $ 8.859      $10.378            0
                              2011       $10.378      $10.197            0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.779            0
                              2007       $10.779      $11.088            0
                              2008       $11.088      $ 6.815            0
                              2009       $ 6.815      $ 8.419            0
                              2010       $ 8.419      $ 9.448            0
                              2011       $ 9.448      $ 9.406            0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.838            0
                              2007       $ 9.838      $11.097            0
                              2008       $11.097      $ 6.555            0
                              2009       $ 6.555      $ 8.960            0
                              2010       $ 8.960      $11.268            0
                              2011       $11.268      $ 9.826            0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.839            0
                              2003       $10.839      $13.326        3,257
                              2004       $13.326      $14.418        3,242
                              2005       $14.418      $14.599            0
                              2006       $14.599      $16.673            0
                              2007       $16.673      $15.701            0
                              2008       $15.701      $ 9.960            0
                              2009       $ 9.960      $12.328            0
                              2010       $12.328      $14.070            0
                              2011       $14.070      $14.094            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.194            0
                              2005       $11.194      $11.126            0
                              2006       $11.126      $12.868            0
                              2007       $12.868      $13.057            0
                              2008       $13.057      $ 8.984            0
                              2009       $ 8.984      $11.915            0
                              2010       $11.915      $13.131            0
                              2011       $13.131      $13.150            0
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.509            0
                              2005       $10.509      $10.389            0
                              2006       $10.389      $11.269            0
                              2007       $11.269      $11.708            0
                              2008       $11.708      $ 7.497            0
                              2009       $ 7.497      $ 9.513            0
                              2010       $ 9.513      $10.383            0
                              2011       $10.383      $10.003            0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.213            0
                              2003       $11.213      $14.491          816
                              2004       $14.491      $17.540          782
                              2005       $17.540      $18.661          751
                              2006       $18.661      $21.353            0
                              2007       $21.353      $20.386            0
                              2008       $20.386      $13.355            0
                              2009       $13.355      $16.871            0
                              2010       $16.871      $21.160            0
                              2011       $21.160      $19.919            0
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.522            0
                              2003       $11.522      $15.468        1,241
                              2004       $15.468      $16.866        1,153
                              2005       $16.866      $17.287        1,591
                              2006       $17.287      $18.379        1,341
                              2007       $18.379      $19.995          436
                              2008       $19.995      $11.246          416
                              2009       $11.246      $15.793          318
                              2010       $15.793      $19.714          233
                              2011       $19.714      $18.352            0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.211            0
                              2005       $10.211      $10.228            0
                              2006       $10.228      $10.406            0
                              2007       $10.406      $10.850            0
                              2008       $10.850      $11.418            0
                              2009       $11.418      $11.513            0
                              2010       $11.513      $11.856            0
                              2011       $11.856      $12.256            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.974            0
                              2007       $10.974      $12.004            0
                              2008       $12.004      $ 8.400            0
                              2009       $ 8.400      $10.131            0
                              2010       $10.131      $11.095            0
                              2011       $11.095      $10.531            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.313            0
                              2003       $10.313      $12.624        2,470
                              2004       $12.624      $13.908        2,427
                              2005       $13.908      $15.040          782
                              2006       $15.040      $17.415            0
                              2007       $17.415      $17.625            0
                              2008       $17.625      $10.841            0
                              2009       $10.841      $13.366            0
                              2010       $13.366      $14.537            0
                              2011       $14.537      $14.071            0
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.221            0
                              2003       $11.221      $16.792        2,553
                              2004       $16.792      $20.483        2,450
                              2005       $20.483      $25.531        2,361
                              2006       $25.531      $31.989            0
                              2007       $31.989      $40.290            0
                              2008       $40.290      $18.636            0
                              2009       $18.636      $31.461            0
                              2010       $31.461      $36.185            0
                              2011       $36.185      $29.781            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.464            0
                              2003       $10.464      $13.532        3,456
                              2004       $13.532      $15.688        3,244
                              2005       $15.688      $16.906        3,578
                              2006       $16.906      $20.083            0
                              2007       $20.083      $22.677          414
                              2008       $22.677      $13.224          369
                              2009       $13.224      $17.725          271
                              2010       $17.725      $18.795          222
                              2011       $18.795      $16.429            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.709            0
                              2003       $10.709      $12.825          988
                              2004       $12.825      $14.393          939
                              2005       $14.393      $13.645          891
                              2006       $13.645      $15.052          845
                              2007       $15.052      $16.340            0
                              2008       $16.340      $16.974            0
                              2009       $16.974      $19.705            0
                              2010       $19.705      $22.058            0
                              2011       $22.058      $21.388            0
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.400            0
                              2003       $ 9.400      $11.680            0
                              2004       $11.680      $12.199            0
                              2005       $12.199      $12.844            0
                              2006       $12.844      $12.893            0
                              2007       $12.893      $14.708            0
                              2008       $14.708      $ 7.320            0
                              2009       $ 7.320      $11.859            0
                              2010       $11.859      $13.869            0
                              2011       $13.869      $12.699            0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.297            0
                              2005       $11.297      $11.505            0
                              2006       $11.505      $13.059            0
                              2007       $13.059      $12.474            0
                              2008       $12.474      $ 7.832            0
                              2009       $ 7.832      $ 9.837            0
                              2010       $ 9.837      $11.132            0
                              2011       $11.132      $10.659            0
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.922            0
                              2005       $10.922      $11.472            0
                              2006       $11.472      $12.633            0
                              2007       $12.633      $12.770            0
                              2008       $12.770      $ 9.657            0
                              2009       $ 9.657      $11.570            0
                              2010       $11.570      $12.678            0
                              2011       $12.678      $12.240            0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.641            0
                              2003       $10.641      $13.289        1,118
                              2004       $13.289      $14.833        1,067
                              2005       $14.833      $15.920        2,433
                              2006       $15.920      $18.060            0
                              2007       $18.060      $18.108            0
                              2008       $18.108      $12.006            0
                              2009       $12.006      $14.574            0
                              2010       $14.574      $15.993            0
                              2011       $15.993      $15.290            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.084          751
                              2005       $11.084      $12.047          722
                              2006       $12.047      $12.364            0
                              2007       $12.364      $14.220            0
                              2008       $14.220      $ 7.394            0
                              2009       $ 7.394      $11.310            0
                              2010       $11.310      $14.079            0
                              2011       $14.079      $12.482            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.260        1,140
                              2005       $11.260      $12.370        1,095
                              2006       $12.370      $14.605        1,055
                              2007       $14.605      $15.404            0
                              2008       $15.404      $ 8.845            0
                              2009       $ 8.845      $12.043            0
                              2010       $12.043      $14.400            0
                              2011       $14.400      $14.215            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.254            0
                              2005       $11.254      $12.345            0
                              2006       $12.345      $14.566            0
                              2007       $14.566      $15.348            0
                              2008       $15.348      $ 8.794            0
                              2009       $ 8.794      $11.969            0
                              2010       $11.969      $14.304            0
                              2011       $14.304      $14.107            0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.347            0
                              2005       $10.347      $10.253            0
                              2006       $10.253      $10.965            0
                              2007       $10.965      $11.387            0
                              2008       $11.387      $ 9.184            0
                              2009       $ 9.184      $12.066            0
                              2010       $12.066      $13.255            0
                              2011       $13.255      $13.533            0
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.895            0
                              2005       $10.895      $11.398            0
                              2006       $11.398      $12.782            0
                              2007       $12.782      $13.341            0
                              2008       $13.341      $ 9.307            0
                              2009       $ 9.307      $11.468            0
                              2010       $11.468      $13.351            0
                              2011       $13.351      $12.473            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.880            0
                              2005       $10.880      $10.988            0
                              2006       $10.988      $12.604            0
                              2007       $12.604      $12.750            0
                              2008       $12.750      $ 7.928            0
                              2009       $ 7.928      $ 9.220            0
                              2010       $ 9.220      $10.589            0
                              2011       $10.589      $ 9.728            0
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.127            0
                              2005       $11.127      $11.388            0
                              2006       $11.388      $12.018            0
                              2007       $12.018      $14.255            0
                              2008       $14.255      $ 8.610            0
                              2009       $ 8.610      $12.258            0
                              2010       $12.258      $14.738            0
                              2011       $14.738      $12.967            0
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.110            0
                              2005       $11.110      $11.761            0
                              2006       $11.761      $12.912            0
                              2007       $12.912      $12.701            0
                              2008       $12.701      $ 7.533            0
                              2009       $ 7.533      $ 9.329            0
                              2010       $ 9.329      $11.446            0
                              2011       $11.446      $10.746            0
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.685            0
                              2003       $10.685      $13.031        1,551
                              2004       $13.031      $13.994        1,544
                              2005       $13.994      $14.191            0
                              2006       $14.191      $15.388            0
                              2007       $15.388      $15.574            0
                              2008       $15.574      $ 8.589            0
                              2009       $ 8.589      $10.215            0
                              2010       $10.215      $11.258            0
                              2011       $11.258      $11.054            0
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.248            0
                              2004       $12.248      $12.772            0
                              2005       $12.772      $13.100            0
                              2006       $13.100      $13.799            0
                              2007       $13.799      $15.365            0
                              2008       $15.365      $ 8.166            0
                              2009       $ 8.166      $11.513            0
                              2010       $11.513      $12.291            0
                              2011       $12.291      $11.857            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.095            0
                              2005       $10.095      $10.105            0
                              2006       $10.105      $10.371            0
                              2007       $10.371      $10.558            0
                              2008       $10.558      $ 6.291            0
                              2009       $ 6.291      $ 6.711            0
                              2010       $ 6.711      $ 7.304            0
                              2011       $ 7.304      $ 7.711            0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.137            0
                              2003       $10.137      $14.165        3,007
                              2004       $14.165      $16.471        2,885
                              2005       $16.471      $18.376        4,852
                              2006       $18.376      $21.096            0
                              2007       $21.096      $21.886            0
                              2008       $21.886      $12.773            0
                              2009       $12.773      $17.410            0
                              2010       $17.410      $19.703            0
                              2011       $19.703      $17.628            0
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.540            0
                              2003       $10.540      $12.078        2,178
                              2004       $12.078      $12.810        1,961
                              2005       $12.810      $12.841        3,145
                              2006       $12.841      $13.469            0
                              2007       $13.469      $14.430        1,331
                              2008       $14.430      $12.070          847
                              2009       $12.070      $13.979          701
                              2010       $13.979      $15.693          516
                              2011       $15.693      $15.449            0
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.650            0
                              2003       $10.650      $12.895          970
                              2004       $12.895      $13.714          921
                              2005       $13.714      $13.683          875
                              2006       $13.683      $14.619            0
                              2007       $14.619      $14.230            0
                              2008       $14.230      $ 2.982            0
                              2009       $ 2.982      $ 3.674            0
                              2010       $ 3.674      $ 4.112            0
                              2011       $ 4.112      $ 3.920            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.166            0
                              2003       $10.166      $12.572        4,230
                              2004       $12.572      $13.422        5,016
                              2005       $13.422      $13.882          835
                              2006       $13.882      $15.583            0
                              2007       $15.583      $15.873            0
                              2008       $15.873      $ 9.528            0
                              2009       $ 9.528      $11.928            0
                              2010       $11.928      $13.514            0
                              2011       $13.514      $13.177            0
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.342            0
                              2003       $10.342      $14.592          850
                              2004       $14.592      $17.010          815
                              2005       $17.010      $18.255          782
                              2006       $18.255      $20.474            0
                              2007       $20.474      $19.744            0
                              2008       $19.744      $11.972            0
                              2009       $11.972      $16.029            0
                              2010       $16.029      $19.293            0
                              2011       $19.293      $18.421            0
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.049            0
                              2003       $10.049      $12.330            0
                              2004       $12.330      $14.403            0
                              2005       $14.403      $15.778            0
                              2006       $15.778      $15.850            0
                              2007       $15.850      $16.437            0
                              2008       $16.437      $ 8.164            0
                              2009       $ 8.164      $10.562            0
                              2010       $10.562      $13.137            0
                              2011       $13.137      $12.957            0
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.231            0
                              2010       $12.231      $13.471            0
                              2011       $13.471      $13.430            0
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.503            0
                              2003       $10.503      $12.024        1,287
                              2004       $12.024      $12.726        1,281
                              2005       $12.726      $12.946        1,275
                              2006       $12.946      $14.173            0
                              2007       $14.173      $13.993        1,264
                              2008       $13.993      $ 8.113        1,258
                              2009       $ 8.113      $ 9.969        1,250
                              2010       $ 9.969      $10.806        1,243
                              2011       $10.806      $10.863        1,237

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.377            0
                              2003       $10.377      $12.372            0
                              2004       $12.372      $13.203            0
                              2005       $13.203      $13.815            0
                              2006       $13.815      $15.251            0
                              2007       $15.251      $15.354            0
                              2008       $15.354      $10.013            0
                              2009       $10.013      $13.242            0
                              2010       $13.242      $14.855            0
                              2011       $14.855      $14.469            0
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.713            0
                              2003       $ 9.713      $11.247            0
                              2004       $11.247      $11.785            0
                              2005       $11.785      $13.049            0
                              2006       $13.049      $13.120            0
                              2007       $13.120      $12.754            0
                              2008       $12.754      $10.345            0
                              2009       $10.345      $12.750            0
                              2010       $12.750      $12.778            0
                              2011       $12.778      $12.352            0
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.457            0
                              2003       $11.457      $13.989        1,186
                              2004       $13.989      $16.638        1,181
                              2005       $16.638      $17.670        1,175
                              2006       $17.670      $21.957            0
                              2007       $21.957      $25.756        1,165
                              2008       $25.756      $17.510        1,160
                              2009       $17.510      $18.387        1,152
                              2010       $18.387      $18.314        1,146
                              2011       $18.314      $16.945        1,140
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.786            0
                              2003       $10.786      $13.439          824
                              2004       $13.439      $14.605          697
                              2005       $14.605      $15.033        1,497
                              2006       $15.033      $17.045            0
                              2007       $17.045      $15.663          804
                              2008       $15.663      $ 9.391          780
                              2009       $ 9.391      $11.924          622
                              2010       $11.924      $13.340          499
                              2011       $13.340      $12.442            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.729            0
                              2003       $10.729      $13.280          960
                              2004       $13.280      $14.358          912
                              2005       $14.358      $14.479          866
                              2006       $14.479      $15.654            0
                              2007       $15.654      $15.737            0
                              2008       $15.737      $11.380            0
                              2009       $11.380      $16.716            0
                              2010       $16.716      $18.646            0
                              2011       $18.646      $18.559            0
 PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.174            0
                              2003       $10.174      $10.391        5,011
                              2004       $10.391      $10.614        4,774
                              2005       $10.614      $10.628        6,240
                              2006       $10.628      $10.865            0
                              2007       $10.865      $11.181        4,245
                              2008       $11.181      $ 8.320        3,650
                              2009       $ 8.320      $11.934        3,378
                              2010       $11.934      $12.825        3,144
                              2011       $12.825      $13.172        2,491
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.593            0
                              2003       $10.593      $13.317        2,861
                              2004       $13.317      $15.134        2,745
                              2005       $15.134      $16.610        2,645
                              2006       $16.610      $20.751            0
                              2007       $20.751      $21.992            0
                              2008       $21.992      $12.056            0
                              2009       $12.056      $14.696            0
                              2010       $14.696      $15.816            0
                              2011       $15.816      $12.850            0
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.396            0
                              2003       $10.396      $12.928            0
                              2004       $12.928      $14.243            0
                              2005       $14.243      $15.159            0
                              2006       $15.159      $16.894            0
                              2007       $16.894      $15.669            0
                              2008       $15.669      $ 9.264            0
                              2009       $ 9.264      $11.854            0
                              2010       $11.854      $13.209            0
                              2011       $13.209      $12.926            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.974            0
                              2003       $ 9.974      $ 9.804        1,107
                              2004       $ 9.804      $ 9.653            0
                              2005       $ 9.653      $ 9.681        6,241
                              2006       $ 9.681      $ 9.886            0
                              2007       $ 9.886      $10.131            0
                              2008       $10.131      $10.163            0
                              2009       $10.163      $ 9.962            0
                              2010       $ 9.962      $ 9.747            0
                              2011       $ 9.747      $ 9.535            0
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.367            0
                              2003       $10.367      $13.420            0
                              2004       $13.420      $14.490            0
                              2005       $14.490      $15.591            0
                              2006       $15.591      $16.556            0
                              2007       $16.556      $17.121            0
                              2008       $17.121      $10.257            0
                              2009       $10.257      $13.257            0
                              2010       $13.257      $15.502          292
                              2011       $15.502      $14.393            0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.192            0
                              2003       $11.192      $14.502          862
                              2004       $14.502      $16.373          823
                              2005       $16.373      $16.959        2,566
                              2006       $16.959      $19.246            0
                              2007       $19.246      $17.902            0
                              2008       $17.902      $ 9.672            0
                              2009       $ 9.672      $ 9.100            0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.631            0
                              2003       $10.631      $13.031          885
                              2004       $13.031      $13.710          845
                              2005       $13.710      $14.082          807
                              2006       $14.082      $15.333            0
                              2007       $15.333      $15.079            0
                              2008       $15.079      $ 9.064            0
                              2009       $ 9.064      $11.807            0
                              2010       $11.807      $13.440            0
                              2011       $13.440      $12.917            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.361            0
                              2003       $10.361      $13.495        1,349
                              2004       $13.495      $15.656        1,255
                              2005       $15.656      $17.175        1,667
                              2006       $17.175      $17.715            0
                              2007       $17.715      $17.985          488
                              2008       $17.985      $ 9.579          492
                              2009       $ 9.579      $12.999          375
                              2010       $12.999      $14.790            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.098            0
                              2003       $10.098      $12.337        1,759
                              2004       $12.337      $12.674        1,660
                              2005       $12.674      $13.103        2,554
                              2006       $13.103      $13.514            0
                              2007       $13.514      $13.946          987
                              2008       $13.946      $ 8.589          873
                              2009       $ 8.589      $13.769          546
                              2010       $13.769      $16.268          407
                              2011       $16.268      $13.072            0
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.047            0
                              2003       $11.047      $13.806          242
                              2004       $13.806      $14.864          230
                              2005       $14.864      $16.304          219
                              2006       $16.304      $17.671            0
                              2007       $17.671      $18.387            0
                              2008       $18.387      $15.290            0
                              2009       $15.290      $19.459            0
                              2010       $19.459      $20.887            0
                              2011       $20.887      $21.838            0
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $11.030            0
                              2005       $11.030      $12.081            0
                              2006       $12.081      $14.359            0
                              2007       $14.359      $15.417            0
                              2008       $15.417      $10.715            0
                              2009       $10.715      $13.579            0
                              2010       $13.579      $15.147            0
                              2011       $15.147      $16.157            0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.719        1,033
                              2005       $10.719      $12.133          987
                              2006       $12.133      $12.355          944
                              2007       $12.355      $14.730            0
                              2008       $14.730      $ 7.320            0
                              2009       $ 7.320      $11.854            0
                              2010       $11.854      $14.245            0
                              2011       $14.245      $13.544            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.694          0
                              2005       $10.694      $12.080          0
                              2006       $12.080      $12.266          0
                              2007       $12.266      $14.595          0
                              2008       $14.595      $ 7.231          0
                              2009       $ 7.231      $11.679          0
                              2010       $11.679      $14.007          0
                              2011       $14.007      $13.284          0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.793          0
                              2007       $ 9.793      $11.743          0
                              2008       $11.743      $ 6.108          0
                              2009       $ 6.108      $ 9.402          0
                              2010       $ 9.402      $12.164          0
                              2011       $12.164      $11.044          0
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.538          0
                              2004       $13.538      $15.751          0
                              2005       $15.751      $17.392          0
                              2006       $17.392      $19.025          0
                              2007       $19.025      $19.158          0
                              2008       $19.158      $11.161          0
                              2009       $11.161      $16.008          0
                              2010       $16.008      $19.816          0
                              2011       $19.816      $17.694          0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.689          0
                              2003       $10.689      $14.439          0
                              2004       $14.439      $19.218          0
                              2005       $19.218      $21.947          0
                              2006       $21.947      $29.555          0
                              2007       $29.555      $23.911          0
                              2008       $23.911      $14.486          0
                              2009       $14.486      $18.206          0
                              2010       $18.206      $23.066          0
                              2011       $23.066      $23.839          0
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.835          0
                              2005       $ 9.835      $ 9.854          0
                              2006       $ 9.854      $10.040          0
                              2007       $10.040      $10.257          0
                              2008       $10.257      $10.212          0
                              2009       $10.212      $ 9.997          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
   PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE ENHANCED BENEFICIARY PROTECTION
            (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003

                          MORTALITY & EXPENSE = 2.05


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.224            0
                              2007       $10.224      $11.723            0
                              2008       $11.723      $ 6.568            0
                              2009       $ 6.568      $ 8.698            0
                              2010       $ 8.698      $ 9.943            0
                              2011       $ 9.943      $ 9.450            0
 FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.415            0
                              2007       $10.415      $11.038        1,221
                              2008       $11.038      $ 8.075            0
                              2009       $ 8.075      $ 9.785            0
                              2010       $ 9.785      $10.766            0
                              2011       $10.766      $10.480            0
 FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.445            0
                              2007       $10.445      $11.227            0
                              2008       $11.227      $ 7.375            0
                              2009       $ 7.375      $ 9.269            0
                              2010       $ 9.269      $10.359            0
                              2011       $10.359      $10.002            0
 FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.454            0
                              2007       $10.454      $11.350            0
                              2008       $11.350      $ 6.860            0
                              2009       $ 6.860      $ 8.798            0
                              2010       $ 8.798      $ 9.967            0
                              2011       $ 9.967      $ 9.469            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.306           0
                              2007       $10.306      $10.670           0
                              2008       $10.670      $ 9.314           0
                              2009       $ 9.314      $10.439           0
                              2010       $10.439      $10.946           0
                              2011       $10.946      $10.850           0
 FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.703           0
                              2007       $ 9.703      $11.601           0
                              2008       $11.601      $ 6.263           0
                              2009       $ 6.263      $ 8.843           0
                              2010       $ 8.843      $10.354           0
                              2011       $10.354      $10.168           0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.776           0
                              2007       $10.776      $11.079           0
                              2008       $11.079      $ 6.806           0
                              2009       $ 6.806      $ 8.403           0
                              2010       $ 8.403      $ 9.425           0
                              2011       $ 9.425      $ 9.379           0
 FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.835           0
                              2007       $ 9.835      $11.088           0
                              2008       $11.088      $ 6.546           0
                              2009       $ 6.546      $ 8.943           0
                              2010       $ 8.943      $11.241           0
                              2011       $11.241      $ 9.797           0
 FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.687      $13.322         255
                              2004       $13.322      $14.406         263
                              2005       $14.406      $14.579         269
                              2006       $14.579      $16.642           0
                              2007       $16.642      $15.664         277
                              2008       $15.664      $ 9.931         239
                              2009       $ 9.931      $12.286         247
                              2010       $12.286      $14.015         246
                              2011       $14.015      $14.031         239

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.191            0
                              2005       $11.191      $11.116            0
                              2006       $11.116      $12.850            0
                              2007       $12.850      $13.033        1,024
                              2008       $13.033      $ 8.962            0
                              2009       $ 8.962      $11.880            0
                              2010       $11.880      $13.086            0
                              2011       $13.086      $13.099            0
 FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.508            0
                              2005       $10.508      $10.382            0
                              2006       $10.382      $11.256            0
                              2007       $11.256      $11.688            0
                              2008       $11.688      $ 7.481            0
                              2009       $ 7.481      $ 9.488            0
                              2010       $ 9.488      $10.350            0
                              2011       $10.350      $ 9.966            0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.027      $14.486            0
                              2004       $14.486      $17.525            0
                              2005       $17.525      $18.635            0
                              2006       $18.635      $21.313            0
                              2007       $21.313      $20.337          200
                              2008       $20.337      $13.317            0
                              2009       $13.317      $16.814            0
                              2010       $16.814      $21.077            0
                              2011       $21.077      $19.831            0
 FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.807      $15.463            0
                              2004       $15.463      $16.851            0
                              2005       $16.851      $17.264            0
                              2006       $17.264      $18.345            0
                              2007       $18.345      $19.948            0
                              2008       $19.948      $11.213            0
                              2009       $11.213      $15.739            0
                              2010       $15.739      $19.637            0
                              2011       $19.637      $18.271            0
 FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.207            0
                              2005       $10.207      $10.219            0
                              2006       $10.219      $10.392            0
                              2007       $10.392      $10.830            0
                              2008       $10.830      $11.390            0
                              2009       $11.390      $11.480            0
                              2010       $11.480      $11.816            0
                              2011       $11.816      $12.208            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.970           0
                              2007       $10.970      $11.993           0
                              2008       $11.993      $ 8.388           0
                              2009       $ 8.388      $10.112           0
                              2010       $10.112      $11.068           0
                              2011       $11.068      $10.500           0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.587      $12.620          89
                              2004       $12.620      $13.896          91
                              2005       $13.896      $15.019          88
                              2006       $15.019      $17.383           0
                              2007       $17.383      $17.583          83
                              2008       $17.583      $10.810          73
                              2009       $10.810      $13.320          76
                              2010       $13.320      $14.480          79
                              2011       $14.480      $14.009          79
 FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.661      $16.786           0
                              2004       $16.786      $20.465           0
                              2005       $20.465      $25.496           0
                              2006       $25.496      $31.929           0
                              2007       $31.929      $40.194         160
                              2008       $40.194      $18.582           0
                              2009       $18.582      $31.354           0
                              2010       $31.354      $36.043           0
                              2011       $36.043      $29.649           0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.265      $13.527           0
                              2004       $13.527      $15.675           0
                              2005       $15.675      $16.883           0
                              2006       $16.883      $20.046           0
                              2007       $20.046      $22.623         465
                              2008       $22.623      $13.186           0
                              2009       $13.186      $17.665           0
                              2010       $17.665      $18.722           0
                              2011       $18.722      $16.356           0
 FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.570      $12.821           0
                              2004       $12.821      $14.381           0
                              2005       $14.381      $13.627           0
                              2006       $13.627      $15.024           0
                              2007       $15.024      $16.301           0
                              2008       $16.301      $16.925           0
                              2009       $16.925      $19.638           0
                              2010       $19.638      $21.972           0
                              2011       $21.972      $21.294           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.914      $11.676           0
                              2004       $11.676      $12.188           0
                              2005       $12.188      $12.826           0
                              2006       $12.826      $12.869           0
                              2007       $12.869      $14.673         326
                              2008       $14.673      $ 7.299           0
                              2009       $ 7.299      $11.819           0
                              2010       $11.819      $13.815           0
                              2011       $13.815      $12.643           0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.293           0
                              2005       $11.293      $11.495           0
                              2006       $11.495      $13.041           0
                              2007       $13.041      $12.451           0
                              2008       $12.451      $ 7.814           0
                              2009       $ 7.814      $ 9.809           0
                              2010       $ 9.809      $11.094           0
                              2011       $11.094      $10.617           0
 INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.918           0
                              2005       $10.918      $11.462           0
                              2006       $11.462      $12.616           0
                              2007       $12.616      $12.746           0
                              2008       $12.746      $ 9.634           0
                              2009       $ 9.634      $11.536           0
                              2010       $11.536      $12.635           0
                              2011       $12.635      $12.192           0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.763      $13.284           0
                              2004       $13.284      $14.821           0
                              2005       $14.821      $15.898           0
                              2006       $15.898      $18.026           0
                              2007       $18.026      $18.064           0
                              2008       $18.064      $11.971           0
                              2009       $11.971      $14.524           0
                              2010       $14.524      $15.930           0
                              2011       $15.930      $15.222           0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.081         114
                              2005       $11.081      $12.037         110
                              2006       $12.037      $12.347           0
                              2007       $12.347      $14.194         103
                              2008       $14.194      $ 7.377         107
                              2009       $ 7.377      $11.277          90
                              2010       $11.277      $14.031          82
                              2011       $14.031      $12.433          90

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.256           0
                              2005       $11.256      $12.360           0
                              2006       $12.360      $14.585           0
                              2007       $14.585      $15.375           0
                              2008       $15.375      $ 8.824           0
                              2009       $ 8.824      $12.009           0
                              2010       $12.009      $14.351           0
                              2011       $14.351      $14.159           0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.250           0
                              2005       $11.250      $12.335           0
                              2006       $12.335      $14.546           0
                              2007       $14.546      $15.320           0
                              2008       $15.320      $ 8.773           0
                              2009       $ 8.773      $11.935           0
                              2010       $11.935      $14.256           0
                              2011       $14.256      $14.052           0
 LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.346           0
                              2005       $10.346      $10.247           0
                              2006       $10.247      $10.952           0
                              2007       $10.952      $11.368         758
                              2008       $11.368      $ 9.165           0
                              2009       $ 9.165      $12.033           0
                              2010       $12.033      $13.213           0
                              2011       $13.213      $13.483           0
 LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.894           0
                              2005       $10.894      $11.391           0
                              2006       $11.391      $12.767           0
                              2007       $12.767      $13.318         997
                              2008       $13.318      $ 9.287           0
                              2009       $ 9.287      $11.437           0
                              2010       $11.437      $13.308           0
                              2011       $13.308      $12.427           0
 LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.878           0
                              2005       $10.878      $10.981           0
                              2006       $10.981      $12.590           0
                              2007       $12.590      $12.729           0
                              2008       $12.729      $ 7.911           0
                              2009       $ 7.911      $ 9.196           0
                              2010       $ 9.196      $10.555           0
                              2011       $10.555      $ 9.692           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.126            0
                              2005       $11.126      $11.380            0
                              2006       $11.380      $12.004            0
                              2007       $12.004      $14.231            0
                              2008       $14.231      $ 8.592            0
                              2009       $ 8.592      $12.225            0
                              2010       $12.225      $14.691            0
                              2011       $14.691      $12.919            0
 LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.109            0
                              2005       $11.109      $11.754            0
                              2006       $11.754      $12.897            0
                              2007       $12.897      $12.680            0
                              2008       $12.680      $ 7.517            0
                              2009       $ 7.517      $ 9.304            0
                              2010       $ 9.304      $11.409            0
                              2011       $11.409      $10.707            0
 OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.092      $13.026          172
                              2004       $13.026      $13.982          181
                              2005       $13.982      $14.171          186
                              2006       $14.171      $15.359            0
                              2007       $15.359      $15.537          185
                              2008       $15.537      $ 8.564          185
                              2009       $ 8.564      $10.180          200
                              2010       $10.180      $11.214          204
                              2011       $11.214      $11.005          197
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.243            0
                              2004       $12.243      $12.671            0
                              2005       $12.761      $13.083            0
                              2006       $13.083      $13.773            0
                              2007       $13.773      $15.329            0
                              2008       $15.329      $ 8.142            0
                              2009       $ 8.142      $11.474            0
                              2010       $11.474      $12.243            0
                              2011       $12.243      $11.805            0
 OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.093            0
                              2005       $10.093      $10.098            0
                              2006       $10.098      $10.360            0
                              2007       $10.360      $10.540        1,572
                              2008       $10.540      $ 6.278            0
                              2009       $ 6.278      $ 6.693            0
                              2010       $ 6.693      $ 7.281            0
                              2011       $ 7.281      $ 7.682            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.068      $14.160          81
                              2004       $14.160      $16.456          77
                              2005       $16.456      $18.351          72
                              2006       $18.351      $21.057           0
                              2007       $21.057      $21.834          67
                              2008       $21.834      $12.736          63
                              2009       $12.736      $17.350          59
                              2010       $17.350      $19.625          58
                              2011       $19.625      $17.551          63
 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.230      $12.074           0
                              2004       $12.074      $12.799           0
                              2005       $12.799      $12.823           0
                              2006       $12.823      $13.443           0
                              2007       $13.443      $14.396           0
                              2008       $14.396      $12.035           0
                              2009       $12.035      $13.931           0
                              2010       $13.931      $15.631           0
                              2011       $15.631      $15.381           0
 OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.714      $12.890          86
                              2004       $12.890      $13.702          91
                              2005       $13.702      $13.665          97
                              2006       $13.665      $14.592           0
                              2007       $14.592      $14.197         101
                              2008       $14.197      $ 2.973         274
                              2009       $ 2.973      $ 3.661         278
                              2010       $ 3.661      $ 4.096         282
                              2011       $ 4.096      $ 3.902         277
 OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.448      $12.568           0
                              2004       $12.568      $13.410           0
                              2005       $13.410      $13.863           0
                              2006       $13.863      $15.554           0
                              2007       $15.554      $15.835           0
                              2008       $15.835      $ 9.500           0
                              2009       $ 9.500      $11.888           0
                              2010       $11.888      $13.461           0
                              2011       $13.461      $13.118           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.698      $14.587          0
                              2004       $14.587      $16.995          0
                              2005       $16.995      $18.230          0
                              2006       $18.230      $20.435          0
                              2007       $20.435      $19.697          0
                              2008       $19.697      $11.937          0
                              2009       $11.937      $15.974          0
                              2010       $15.974      $19.217          0
                              2011       $19.217      $18.340          0
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.325      $12.326          0
                              2004       $12.326      $14.391          0
                              2005       $14.391      $15.756          0
                              2006       $15.756      $15.820          0
                              2007       $15.820      $16.397          0
                              2008       $16.397      $ 8.141          0
                              2009       $ 8.141      $10.526          0
                              2010       $10.526      $13.086          0
                              2011       $13.086      $12.900          0
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.189          0
                              2010       $12.189      $13.419          0
                              2011       $13.419      $13.371          0
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.666      $12.020          0
                              2004       $12.020      $12.715          0
                              2005       $12.715      $12.928          0
                              2006       $12.928      $14.146          0
                              2007       $14.146      $13.959          0
                              2008       $13.959      $ 8.089          0
                              2009       $ 8.089      $ 9.935          0
                              2010       $ 9.935      $10.764          0
                              2011       $10.764      $10.814          0
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.736      $12.367          0
                              2004       $12.367      $13.192          0
                              2005       $13.192      $13.796          0
                              2006       $13.796      $15.223          0
                              2007       $15.223      $15.317          0
                              2008       $15.317      $ 9.984          0
                              2009       $ 9.984      $13.197          0
                              2010       $13.197      $14.796          0
                              2011       $14.796      $14.405          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.218      $11.244          0
                              2004       $11.244      $11.775          0
                              2005       $11.775      $13.031          0
                              2006       $13.031      $13.096          0
                              2007       $13.096      $12.724          0
                              2008       $12.724      $10.315          0
                              2009       $10.315      $12.706          0
                              2010       $12.706      $12.728          0
                              2011       $12.728      $12.297          0
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.629      $13.984          0
                              2004       $13.984      $16.624          0
                              2005       $16.624      $17.646          0
                              2006       $17.646      $21.916          0
                              2007       $21.916      $25.695          0
                              2008       $25.695      $17.460          0
                              2009       $17.460      $18.324          0
                              2010       $18.324      $18.243          0
                              2011       $18.243      $16.870          0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.977      $13.434          0
                              2004       $13.434      $14.593          0
                              2005       $14.593      $15.013          0
                              2006       $15.013      $17.013          0
                              2007       $17.013      $15.625          0
                              2008       $15.625      $ 9.364          0
                              2009       $ 9.364      $11.883          0
                              2010       $11.883      $13.287          0
                              2011       $13.287      $12.387          0
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.848      $13.275          0
                              2004       $13.275      $14.346          0
                              2005       $14.346      $14.460          0
                              2006       $14.460      $15.624          0
                              2007       $15.624      $15.699          0
                              2008       $15.699      $11.347          0
                              2009       $11.347      $16.659          0
                              2010       $16.659      $18.573          0
                              2011       $18.573      $18.477          0
 PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.341      $10.388          0
                              2004       $10.388      $10.605          0
                              2005       $10.605      $10.613          0
                              2006       $10.613      $10.845          0
                              2007       $10.845      $11.155          0
                              2008       $11.155      $ 8.296          0
                              2009       $ 8.296      $11.894          0
                              2010       $11.894      $12.775          0
                              2011       $12.775      $13.114          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.559      $13.312          0
                              2004       $13.312      $15.122          0
                              2005       $15.122      $16.587          0
                              2006       $16.587      $20.712          0
                              2007       $20.712      $21.939          0
                              2008       $21.939      $12.021          0
                              2009       $12.021      $14.646          0
                              2010       $14.646      $15.754          0
                              2011       $15.754      $12.793          0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.676      $12.923          0
                              2004       $12.923      $14.231          0
                              2005       $14.231      $15.138          0
                              2006       $15.138      $16.863          0
                              2007       $16.863      $15.631          0
                              2008       $15.631      $ 9.237          0
                              2009       $ 9.237      $11.814          0
                              2010       $11.814      $13.157          0
                              2011       $13.157      $12.868          0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.922      $ 9.801          0
                              2004       $ 9.801      $ 9.645          0
                              2005       $ 9.645      $ 9.668          0
                              2006       $ 9.668      $ 9.867          0
                              2007       $ 9.867      $10.107          0
                              2008       $10.107      $10.134          0
                              2009       $10.134      $ 9.928          0
                              2010       $ 9.928      $ 9.709          0
                              2011       $ 9.709      $ 9.493          0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.963      $13.425          0
                              2004       $13.425      $14.478          0
                              2005       $14.478      $15.570          0
                              2006       $15.570      $16.525          0
                              2007       $16.525      $17.080          0
                              2008       $17.080      $10.227          0
                              2009       $10.227      $13.211          0
                              2010       $13.211      $15.442          0
                              2011       $15.442      $14.329          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.304      $14.497          0
                              2004       $14.497      $16.359          0
                              2005       $16.359      $16.936          0
                              2006       $16.936      $19.210          0
                              2007       $19.210      $17.859          0
                              2008       $17.859      $ 9.644          0
                              2009       $ 9.644      $ 9.073          0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.825      $13.027          0
                              2004       $13.027      $13.698          0
                              2005       $13.698      $14.063          0
                              2006       $14.063      $15.304          0
                              2007       $15.304      $15.043          0
                              2008       $15.043      $ 9.037          0
                              2009       $ 9.037      $11.767          0
                              2010       $11.767      $13.387          0
                              2011       $13.387      $12.859          0
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.782      $13.491          0
                              2004       $13.491      $15.643          0
                              2005       $15.643      $17.151          0
                              2006       $17.151      $17.682          0
                              2007       $17.682      $17.942          0
                              2008       $17.942      $ 9.551          0
                              2009       $ 9.551      $12.955          0
                              2010       $12.955      $14.734          0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.563      $12.333          0
                              2004       $12.333      $12.664          0
                              2005       $12.664      $13.086          0
                              2006       $13.086      $13.489          0
                              2007       $13.489      $13.913          0
                              2008       $13.913      $ 8.564          0
                              2009       $ 8.564      $13.722          0
                              2010       $13.722      $16.205          0
                              2011       $16.205      $13.015          0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.272      $13.801          0
                              2004       $13.801      $14.852          0
                              2005       $14.852      $16.282          0
                              2006       $16.282      $17.638          0
                              2007       $17.638      $18.343          0
                              2008       $18.343      $15.246          0
                              2009       $15.246      $19.393          0
                              2010       $19.393      $20.806          0
                              2011       $20.806      $21.741          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000           0
                              2004       $10.000      $11.024           0
                              2005       $11.024      $12.069           0
                              2006       $12.069      $14.337           0
                              2007       $14.337      $15.385           0
                              2008       $15.385      $10.687           0
                              2009       $10.687      $13.537           0
                              2010       $13.537      $15.093           0
                              2011       $15.093      $16.091           0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.716         118
                              2005       $10.716      $12.122         108
                              2006       $12.122      $12.338         116
                              2007       $12.338      $14.702         100
                              2008       $14.702      $ 7.303         105
                              2009       $ 7.303      $11.819          87
                              2010       $11.819      $14.197          80
                              2011       $14.197      $13.491          81
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.690           0
                              2005       $10.690      $12.069           0
                              2006       $12.069      $12.250           0
                              2007       $12.250      $14.568           0
                              2008       $14.568      $ 7.213           0
                              2009       $ 7.213      $11.646           0
                              2010       $11.646      $13.959           0
                              2011       $13.959      $13.232           0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.789           0
                              2007       $ 9.789      $11.733           0
                              2008       $11.733      $ 6.100           0
                              2009       $ 6.100      $ 9.384           0
                              2010       $ 9.384      $12.135           0
                              2011       $12.135      $11.012           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.533           0
                              2004       $13.533      $15.737           0
                              2005       $15.737      $17.368           0
                              2006       $17.368      $18.990           0
                              2007       $18.990      $19.112           0
                              2008       $19.112      $11.128           0
                              2009       $11.128      $15.954           0
                              2010       $15.954      $19.739           0
                              2011       $19.739      $17.616           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.363      $14.434          0
                              2004       $14.434      $19.201          0
                              2005       $19.201      $21.917          0
                              2006       $21.917      $29.500          0
                              2007       $29.500      $23.854          0
                              2008       $23.854      $14.444          0
                              2009       $14.444      $18.144          0
                              2010       $18.144      $22.976          0
                              2011       $22.976      $23.734          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.830          0
                              2005       $ 9.830      $ 9.844          0
                              2006       $ 9.844      $10.025          0
                              2007       $10.025      $10.236          0
                              2008       $10.236      $10.186          0
                              2009       $10.186      $ 9.966          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
             INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003

                           MORTALITY & EXPENSE = 2.1


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.221             0
                              2007       $10.221      $11.713         5,776
                              2008       $11.713      $ 6.559        16,932
                              2009       $ 6.559      $ 8.682        12,298
                              2010       $ 8.682      $ 9.919        26,489
                              2011       $ 9.919      $ 9.422        27,655
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.412             0
                              2007       $10.412      $11.029             0
                              2008       $11.029      $ 8.064             0
                              2009       $ 8.064      $ 9.766             0
                              2010       $ 9.766      $10.740             0
                              2011       $10.740      $10.450             0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.441             0
                              2007       $10.441      $11.218             0
                              2008       $11.218      $ 7.365             0
                              2009       $ 7.365      $ 9.251         2,748
                              2010       $ 9.251      $10.335         2,551
                              2011       $10.335      $ 9.973        18,782
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.450             0
                              2007       $10.450      $11.341             0
                              2008       $11.341      $ 6.851             0
                              2009       $ 6.851      $ 8.781             0
                              2010       $ 8.781      $ 9.944             0
                              2011       $ 9.944      $ 9.441             0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.303             0
                              2007       $10.303      $10.661             0
                              2008       $10.661      $ 9.302             0
                              2009       $ 9.302      $10.419        11,115
                              2010       $10.419      $10.919        13,118
                              2011       $10.919      $10.818        14,309
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.700             0
                              2007       $ 9.700      $11.591         1,018
                              2008       $11.591      $ 6.254         2,417
                              2009       $ 6.254      $ 8.826         4,551
                              2010       $ 8.826      $10.329         4,410
                              2011       $10.329      $10.138         4,282

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.772             0
                              2007       $10.772      $11.069         4,801
                              2008       $11.069      $ 6.797         3,287
                              2009       $ 6.797      $ 8.388         1,088
                              2010       $ 8.388      $ 9.403         1,083
                              2011       $ 9.403      $ 9.352           726
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.831             0
                              2007       $ 9.831      $11.078         2,365
                              2008       $11.078      $ 6.537         4,673
                              2009       $ 6.537      $ 8.926         2,184
                              2010       $ 8.926      $11.214         2,067
                              2011       $11.214      $ 9.769         1,961
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.693      $13.325        56,233
                              2004       $13.325      $14.401        60,453
                              2005       $14.401      $14.567        50,594
                              2006       $14.567      $16.620             0
                              2007       $16.620      $15.635        45,934
                              2008       $15.635      $ 9.908        30,705
                              2009       $ 9.908      $12.251        29,535
                              2010       $12.251      $13.968        24,122
                              2011       $13.968      $13.977        18,114
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.187           827
                              2005       $11.187      $11.107        17,109
                              2006       $11.107      $12.833             0
                              2007       $12.833      $13.008        16,513
                              2008       $13.008      $ 8.941           141
                              2009       $ 8.941      $11.846           140
                              2010       $11.846      $13.042           139
                              2011       $13.042      $13.047           138
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.507             0
                              2005       $10.507      $10.375         3,623
                              2006       $10.375      $11.243             0
                              2007       $11.243      $11.669         2,893
                              2008       $11.669      $ 7.465         6,904
                              2009       $ 7.465      $ 9.462        12,320
                              2010       $ 9.462      $10.317         3,011
                              2011       $10.317      $ 9.929         2,845
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.033      $14.489        10,342
                              2004       $14.489      $17.519        11,238
                              2005       $17.519      $18.620         9,659
                              2006       $18.620      $21.285             0
                              2007       $21.285      $20.300         9,718
                              2008       $20.300      $13.285         5,977
                              2009       $13.285      $16.766         6,615
                              2010       $16.766      $21.006         4,063
                              2011       $21.006      $19.754         5,986

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.814      $15.466             0
                              2004       $15.466      $16.846             0
                              2005       $16.846      $17.250             0
                              2006       $17.250      $18.321             0
                              2007       $18.321      $19.911             0
                              2008       $19.911      $11.187             0
                              2009       $11.187      $15.694             0
                              2010       $15.694      $19.571             0
                              2011       $19.571      $18.200             0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.204           203
                              2005       $10.204      $10.211           202
                              2006       $10.211      $10.378             0
                              2007       $10.378      $10.809           202
                              2008       $10.809      $11.363         3,241
                              2009       $11.363      $11.447         5,433
                              2010       $11.447      $11.776         5,414
                              2011       $11.776      $12.160         5,396
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.966             0
                              2007       $10.966      $11.983             0
                              2008       $11.983      $ 8.377             0
                              2009       $ 8.377      $10.093             0
                              2010       $10.093      $11.042             0
                              2011       $11.042      $10.470             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.593      $12.623        31,092
                              2004       $12.623      $13.892        44,644
                              2005       $13.892      $15.007        40,575
                              2006       $15.007      $17.360             0
                              2007       $17.360      $17.550        35,385
                              2008       $17.550      $10.784        25,169
                              2009       $10.784      $13.282        23,773
                              2010       $13.282      $14.431        20,474
                              2011       $14.431      $13.955        18,037
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.668      $16.790         6,770
                              2004       $16.790      $20.459        11,426
                              2005       $20.459      $25.476        10,322
                              2006       $25.476      $31.887             0
                              2007       $31.887      $40.120         9,002
                              2008       $40.120      $18.539         5,816
                              2009       $18.539      $31.264         5,414
                              2010       $31.264      $35.922         7,602
                              2011       $35.922      $29.535         7,416
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.371      $13.530        10,711
                              2004       $13.530      $15.670        12,290
                              2005       $15.670      $16.869        11,156
                              2006       $16.869      $20.019             0
                              2007       $20.019      $22.582         9,877
                              2008       $22.582      $13.155         6,198
                              2009       $13.155      $17.615         7,713
                              2010       $17.615      $18.659         3,810
                              2011       $18.659      $16.293         2,658

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.576      $12.824             0
                              2004       $12.824      $14.377             0
                              2005       $14.377      $13.616             0
                              2006       $13.616      $15.004             0
                              2007       $15.004      $16.271             0
                              2008       $16.271      $16.886             0
                              2009       $16.886      $19.582             0
                              2010       $19.582      $21.898             0
                              2011       $21.898      $21.211             0
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.920      $11.679        21,858
                              2004       $11.679      $12.185        29,094
                              2005       $12.185      $12.816        20,648
                              2006       $12.816      $12.852             0
                              2007       $12.852      $14.646        16,037
                              2008       $14.646      $ 7.281         8,904
                              2009       $ 7.281      $11.785         8,197
                              2010       $11.785      $13.768         5,966
                              2011       $13.768      $12.594         4,910
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.289           372
                              2005       $11.289      $11.485         4,699
                              2006       $11.485      $13.023             0
                              2007       $13.023      $12.427         3,439
                              2008       $12.427      $ 7.795         4,795
                              2009       $ 7.795      $ 9.780         5,743
                              2010       $ 9.780      $11.056         1,591
                              2011       $11.056      $10.576         1,507
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.915            99
                              2005       $10.915      $11.452           503
                              2006       $11.452      $12.598             0
                              2007       $12.598      $12.722         3,276
                              2008       $12.722      $ 9.611         2,662
                              2009       $ 9.611      $11.503           509
                              2010       $11.503      $12.592           329
                              2011       $12.592      $12.144           232
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.769      $13.287        27,411
                              2004       $13.287      $14.816        27,691
                              2005       $14.816      $15.885        25,944
                              2006       $15.885      $18.002             0
                              2007       $18.002      $18.031        19,582
                              2008       $18.031      $11.943        12,734
                              2009       $11.943      $14.483        14,225
                              2010       $14.483      $15.877         8,530
                              2011       $15.877      $15.163         7,489
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.077        21,249
                              2005       $11.077      $12.027        13,435
                              2006       $12.027      $12.331             0
                              2007       $12.331      $14.167        12,106
                              2008       $14.167      $ 7.359         7,216
                              2009       $ 7.359      $11.244         6,935
                              2010       $11.244      $13.983         4,268
                              2011       $13.983      $12.385         3,909

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.253        16,546
                              2005       $11.253      $12.349        15,700
                              2006       $12.349      $14.565        18,244
                              2007       $14.565      $15.346        15,669
                              2008       $15.346      $ 8.803         9,201
                              2009       $ 8.803      $11.974         8,864
                              2010       $11.974      $14.302         5,615
                              2011       $14.302      $14.104         5,189
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.246             0
                              2005       $11.246      $12.324             0
                              2006       $12.324      $14.526             0
                              2007       $14.526      $15.291             0
                              2008       $15.291      $ 8.752             0
                              2009       $ 8.752      $11.900           929
                              2010       $11.900      $14.207           863
                              2011       $14.207      $13.997             0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.344             0
                              2005       $10.344      $10.240            99
                              2006       $10.240      $10.940             0
                              2007       $10.940      $11.349           594
                              2008       $11.349      $ 9.145         2,051
                              2009       $ 9.145      $12.001         3,260
                              2010       $12.001      $13.170        18,384
                              2011       $13.170      $13.434        15,886
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.893           151
                              2005       $10.893      $11.384         3,815
                              2006       $11.384      $12.752             0
                              2007       $12.752      $13.296         3,727
                              2008       $13.296      $ 9.267         2,910
                              2009       $ 9.267      $11.406         1,058
                              2010       $11.406      $13.266           518
                              2011       $13.266      $12.381           291
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.877           100
                              2005       $10.877      $10.974         3,246
                              2006       $10.974      $12.575             0
                              2007       $12.575      $12.708         4,044
                              2008       $12.708      $ 7.894         2,751
                              2009       $ 7.894      $ 9.171         1,978
                              2010       $ 9.171      $10.521         1,624
                              2011       $10.521      $ 9.656         4,752
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.125           368
                              2005       $11.125      $11.373         2,536
                              2006       $11.373      $11.991             0
                              2007       $11.991      $14.208           474
                              2008       $14.208      $ 8.573             0
                              2009       $ 8.573      $12.192             0
                              2010       $12.192      $14.644             0
                              2011       $14.644      $12.871             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.108           168
                              2005       $11.108      $11.746         5,046
                              2006       $11.746      $12.882             0
                              2007       $12.882      $12.658         4,438
                              2008       $12.658      $ 7.500         3,567
                              2009       $ 7.500      $ 9.279         6,040
                              2010       $ 9.279      $11.373         2,126
                              2011       $11.373      $10.667         6,884
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.098      $13.029        14,025
                              2004       $13.029      $13.978        12,643
                              2005       $13.978      $14.160         7,560
                              2006       $14.160      $15.339             0
                              2007       $15.339      $15.508         6,743
                              2008       $15.508      $ 8.544         7,115
                              2009       $ 8.544      $10.151         7,225
                              2010       $10.151      $11.176         7,148
                              2011       $11.176      $10.963         6,791
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2002       $10.000      $12.000            43
                              2003       $12.000      $12.239        43,058
                              2004       $12.239      $12.750            53
                              2005       $12.750      $13.065        54,112
                              2006       $13.065      $13.747             0
                              2007       $13.747      $15.292        45,933
                              2008       $15.292      $ 8.119        33,105
                              2009       $ 8.119      $11.435        30,306
                              2010       $11.435      $12.195        22,098
                              2011       $12.195      $11.753        19,224
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.092             0
                              2005       $10.092      $10.092        26,124
                              2006       $10.092      $10.348             0
                              2007       $10.348      $10.523        26,052
                              2008       $10.523      $ 6.264        25,803
                              2009       $ 6.264      $ 6.675        25,590
                              2010       $ 6.675      $ 7.258        25,387
                              2011       $ 7.258      $ 7.654        25,171
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.073      $14.163        11,470
                              2004       $14.163      $16.452        15,388
                              2005       $16.452      $18.336        15,286
                              2006       $18.336      $21.029             0
                              2007       $21.029      $21.794        15,140
                              2008       $21.794      $12.706        11,208
                              2009       $12.706      $17.301        10,632
                              2010       $17.301      $19.559         9,766
                              2011       $19.559      $17.483         9,000
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.237      $12.076        13,193
                              2004       $12.076      $12.795        18,210
                              2005       $12.795      $12.813        20,307
                              2006       $12.813      $13.426             0
                              2007       $13.426      $14.370        13,490
                              2008       $14.370      $12.007        21,094
                              2009       $12.007      $13.891        18,987
                              2010       $13.891      $15.579        17,627
                              2011       $15.579      $15.322        16,572

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.721      $12.893        12,586
                              2004       $12.893      $13.698        16,418
                              2005       $13.698      $13.654        13,921
                              2006       $13.654      $14.573             0
                              2007       $14.573      $14.170         8,906
                              2008       $14.170      $ 2.966        12,343
                              2009       $ 2.966      $ 3.651        12,206
                              2010       $ 3.651      $ 4.082        10,677
                              2011       $ 4.082      $ 3.887        10,649
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.454      $12.571        14,215
                              2004       $12.571      $13.406        15,310
                              2005       $13.406      $13.852        20,489
                              2006       $13.852      $15.534             0
                              2007       $15.534      $15.806        16,848
                              2008       $15.806      $ 9.478        18,196
                              2009       $ 9.478      $11.854        19,383
                              2010       $11.854      $13.415         8,619
                              2011       $13.415      $13.068         7,472
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.704      $14.590         9,580
                              2004       $14.590      $16.990        15,511
                              2005       $16.990      $18.215        15,295
                              2006       $18.215      $20.409             0
                              2007       $20.409      $19.661        14,833
                              2008       $19.661      $11.909         8,133
                              2009       $11.909      $15.928         8,903
                              2010       $15.928      $19.153         5,599
                              2011       $19.153      $18.269         4,673
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.331      $12.328         8,874
                              2004       $12.328      $14.387         9,092
                              2005       $14.387      $15.743         6,987
                              2006       $15.743      $15.799             0
                              2007       $15.799      $16.367         6,561
                              2008       $16.367      $ 8.122         4,930
                              2009       $ 8.122      $10.496         4,794
                              2010       $10.496      $13.041         3,275
                              2011       $13.041      $12.850         2,938
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.154         7,603
                              2010       $12.154      $13.373         4,022
                              2011       $13.373      $13.319         3,278
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.672      $12.022         2,542
                              2004       $12.022      $12.711         2,240
                              2005       $12.711      $12.918             0
                              2006       $12.918      $14.128             0
                              2007       $14.128      $13.934         1,413
                              2008       $13.934      $ 8.070         1,403
                              2009       $ 8.070      $ 9.906             0
                              2010       $ 9.906      $10.727             0
                              2011       $10.727      $10.773             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.742      $12.370             0
                              2004       $12.370      $13.188         1,610
                              2005       $13.188      $13.785         1,761
                              2006       $13.785      $15.203             0
                              2007       $15.203      $15.289         1,755
                              2008       $15.289      $ 9.961         1,601
                              2009       $ 9.961      $13.159         1,599
                              2010       $13.159      $14.747         1,596
                              2011       $14.747      $14.349         1,594
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.224      $11.246         1,009
                              2004       $11.246      $11.771         1,103
                              2005       $11.771      $13.020           188
                              2006       $13.020      $13.078             0
                              2007       $13.078      $12.701           353
                              2008       $12.701      $10.291            80
                              2009       $10.291      $12.670            79
                              2010       $12.670      $12.685            78
                              2011       $12.685      $12.249            77
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.636      $13.987         4,581
                              2004       $13.987      $16.619         3,966
                              2005       $16.619      $17.632         3,566
                              2006       $17.632      $21.887             0
                              2007       $21.887      $25.648         3,048
                              2008       $25.648      $17.419         2,687
                              2009       $17.419      $18.272         2,478
                              2010       $18.272      $18.181         1,967
                              2011       $18.181      $16.805         1,694
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.983      $13.437         9,745
                              2004       $13.437      $14.588         7,094
                              2005       $14.588      $15.001         6,894
                              2006       $15.001      $16.990             0
                              2007       $16.990      $15.597        12,934
                              2008       $15.597      $ 9.342        11,201
                              2009       $ 9.342      $11.849         9,815
                              2010       $11.849      $13.243         9,280
                              2011       $13.243      $12.339         8,573
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.854      $13.278        19,078
                              2004       $13.278      $14.342        15,703
                              2005       $14.342      $14.448        12,964
                              2006       $14.448      $15.604             0
                              2007       $15.604      $15.671        10,652
                              2008       $15.671      $11.320         6,530
                              2009       $11.320      $16.612         6,376
                              2010       $16.612      $18.511         5,230
                              2011       $18.511      $18.405         4,689

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.347      $10.390        24,092
                              2004       $10.390      $10.602        27,240
                              2005       $10.602      $10.604        27,761
                              2006       $10.604      $10.831             0
                              2007       $10.831      $11.134        18,826
                              2008       $11.134      $ 8.276        17,493
                              2009       $ 8.276      $11.860        18,081
                              2010       $11.860      $12.732        10,564
                              2011       $12.732      $13.063         9,345
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.565      $13.315         2,786
                              2004       $13.315      $15.117         3,263
                              2005       $15.117      $16.574         3,350
                              2006       $16.574      $20.685             0
                              2007       $20.685      $21.899         3,683
                              2008       $21.899      $11.992         2,661
                              2009       $11.992      $14.604         2,560
                              2010       $14.604      $15.701         2,244
                              2011       $15.701      $12.744         6,445
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.682      $12.926         2,900
                              2004       $12.926      $14.227         1,981
                              2005       $14.227      $15.126         1,162
                              2006       $15.126      $16.840             0
                              2007       $16.840      $15.602           526
                              2008       $15.602      $ 9.216           441
                              2009       $ 9.216      $11.780           438
                              2010       $11.780      $13.113           435
                              2011       $13.113      $12.819           433
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.928      $ 9.803         7,499
                              2004       $ 9.803      $ 9.642        13,154
                              2005       $ 9.642      $ 9.660        13,049
                              2006       $ 9.660      $ 9.854             0
                              2007       $ 9.854      $10.088        14,874
                              2008       $10.088      $10.110        91,092
                              2009       $10.110      $ 9.899        77,395
                              2010       $ 9.899      $ 9.676        69,554
                              2011       $ 9.676      $ 9.456        23,829
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.969      $13.428             0
                              2004       $13.428      $14.473           160
                              2005       $14.473      $15.557           160
                              2006       $15.557      $16.503             0
                              2007       $16.503      $17.049           239
                              2008       $17.049      $10.203           160
                              2009       $10.203      $13.174           159
                              2010       $13.174      $15.390         1,413
                              2011       $15.390      $14.274         1,372
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.310      $14.500             0
                              2004       $14.500      $16.354         5,801
                              2005       $16.354      $16.923         7,570
                              2006       $16.923      $19.184             0
                              2007       $19.184      $17.826         9,551
                              2008       $17.826      $ 9.622         7,474
                              2009       $ 9.622      $ 9.051             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.831      $13.030         7,832
                              2004       $13.030      $13.694         4,401
                              2005       $13.694      $14.052         4,195
                              2006       $14.052      $15.284             0
                              2007       $15.284      $15.016         3,095
                              2008       $15.016      $ 9.016         2,779
                              2009       $ 9.016      $11.733         2,593
                              2010       $11.733      $13.342         1,897
                              2011       $13.342      $12.810         1,730
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.788      $13.494         1,923
                              2004       $13.494      $15.638         1,854
                              2005       $15.638      $17.137           483
                              2006       $17.137      $17.659             0
                              2007       $17.659      $17.909         1,365
                              2008       $17.909      $ 9.529         1,318
                              2009       $ 9.529      $12.918         1,224
                              2010       $12.918      $14.687             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.569      $12.336         6,267
                              2004       $12.336      $12.660         4,428
                              2005       $12.660      $13.075         4,467
                              2006       $13.075      $13.471             0
                              2007       $13.471      $13.887         4,164
                              2008       $13.887      $ 8.544         4,492
                              2009       $ 8.544      $13.683         5,900
                              2010       $13.683      $16.150        14,693
                              2011       $16.150      $12.964        13,812
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.278      $13.804         1,746
                              2004       $13.804      $14.847         1,629
                              2005       $14.847      $16.269         1,304
                              2006       $16.269      $17.615             0
                              2007       $17.615      $18.310         1,268
                              2008       $18.310      $15.210         1,038
                              2009       $15.210      $19.338         1,506
                              2010       $19.338      $20.736        12,483
                              2011       $20.736      $21.657        10,502
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $11.019           456
                              2005       $11.019      $12.057         3,011
                              2006       $12.057      $14.315             0
                              2007       $14.315      $15.354         7,294
                              2008       $15.354      $10.660        17,190
                              2009       $10.660      $13.495        11,930
                              2010       $13.495      $15.039        21,481
                              2011       $15.039      $16.025        19,316
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.712        52,855
                              2005       $10.712      $12.112        42,183
                              2006       $12.112      $12.321        41,924
                              2007       $12.321      $14.674        36,954
                              2008       $14.674      $ 7.285        18,840
                              2009       $ 7.285      $11.785        15,780
                              2010       $11.785      $14.148        12,849
                              2011       $14.148      $13.438        10,151

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.687          107
                              2005       $10.687      $12.059          106
                              2006       $12.059      $12.233            0
                              2007       $12.233      $14.540          106
                              2008       $14.540      $ 7.196          106
                              2009       $ 7.196      $11.612          106
                              2010       $11.612      $13.912          106
                              2011       $13.912      $13.180          106
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.786            0
                              2007       $ 9.786      $11.723          225
                              2008       $11.723      $ 6.091          147
                              2009       $ 6.091      $ 9.366        1,318
                              2010       $ 9.366      $12.106        8,967
                              2011       $12.106      $10.980        6,892
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.529        2,339
                              2004       $13.529      $15.724        2,960
                              2005       $15.724      $17.345          977
                              2006       $17.345      $18.954            0
                              2007       $18.954      $19.066          787
                              2008       $19.066      $11.096          187
                              2009       $11.096      $15.899          860
                              2010       $15.899      $19.662          810
                              2011       $19.662      $17.538          183
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.370      $14.437          139
                              2004       $14.437      $19.196        2,385
                              2005       $19.196      $21.900        3,662
                              2006       $21.900      $29.461            0
                              2007       $29.461      $23.811        2,949
                              2008       $23.811      $14.411        3,157
                              2009       $14.411      $18.092        3,081
                              2010       $18.092      $22.898        2,854
                              2011       $22.898      $23.642        2,810
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.825        2,787
                              2005       $ 9.825      $ 9.834        2,940
                              2006       $ 9.834      $10.010            0
                              2007       $10.010      $10.215        3,075
                              2008       $10.215      $10.160        1,884
                              2009       $10.160      $ 9.936            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION OR THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, EITHER ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE ENHANCED BENEFICIARY
  PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE
   EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION,
               BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS

                          MORTALITY & EXPENSE = 2.15


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.217          0
                              2007       $10.217      $11.703          0
                              2008       $11.703      $ 6.550          0
                              2009       $ 6.550      $ 8.665          0
                              2010       $ 8.665      $ 9.895          0
                              2011       $ 9.895      $ 9.395          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.408          0
                              2007       $10.408      $11.019          0
                              2008       $11.019      $ 8.053          0
                              2009       $ 8.053      $ 9.748          0
                              2010       $ 9.748      $10.715          0
                              2011       $10.715      $10.420          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.438          0
                              2007       $10.438      $11.208          0
                              2008       $11.208      $ 7.355          0
                              2009       $ 7.355      $ 9.234          0
                              2010       $ 9.234      $10.310          0
                              2011       $10.310      $ 9.944          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.446          0
                              2007       $10.446      $11.331          0
                              2008       $11.331      $ 6.841          0
                              2009       $ 6.841      $ 8.765          0
                              2010       $ 8.765      $ 9.920          0
                              2011       $ 9.920      $ 9.414          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.299          0
                              2007       $10.299      $10.652          0
                              2008       $10.652      $ 9.289          0
                              2009       $ 9.289      $10.400          0
                              2010       $10.400      $10.893          0
                              2011       $10.893      $10.787          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.696            0
                              2007       $ 9.696      $11.581            0
                              2008       $11.581      $ 6.246            0
                              2009       $ 6.246      $ 8.809            0
                              2010       $ 8.809      $10.304            0
                              2011       $10.304      $10.109            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.768            0
                              2007       $10.768      $11.060            0
                              2008       $11.060      $ 6.787            0
                              2009       $ 6.787      $ 8.372            0
                              2010       $ 8.372      $ 9.380            0
                              2011       $ 9.380      $ 9.325            0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.828            0
                              2007       $ 9.828      $11.069            0
                              2008       $11.069      $ 6.528            0
                              2009       $ 6.528      $ 8.910            0
                              2010       $ 8.910      $11.187            0
                              2011       $11.187      $ 9.740            0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.836            0
                              2003       $10.836      $13.302           46
                              2004       $13.302      $14.369          984
                              2005       $14.369      $14.527        5,100
                              2006       $14.527      $16.565            0
                              2007       $16.565      $15.576        5,434
                              2008       $15.576      $ 9.865        5,184
                              2009       $ 9.865      $12.193        5,388
                              2010       $12.193      $13.894        5,394
                              2011       $13.894      $13.896        5,089
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.183            0
                              2005       $11.183      $11.097            0
                              2006       $11.097      $12.815            0
                              2007       $12.815      $12.984            0
                              2008       $12.984      $ 8.919            0
                              2009       $ 8.919      $11.812            0
                              2010       $11.812      $12.997            0
                              2011       $12.997      $12.996            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.505            0
                              2005       $10.505      $10.369        7,801
                              2006       $10.369      $11.230            0
                              2007       $11.230      $11.650        7,999
                              2008       $11.650      $ 7.448        7,597
                              2009       $ 7.448      $ 9.437        7,716
                              2010       $ 9.437      $10.284        8,117
                              2011       $10.284      $ 9.893        7,925
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.209            0
                              2003       $11.209      $14.464          167
                              2004       $14.464      $17.480          151
                              2005       $17.480      $18.569        4,485
                              2006       $18.569      $21.216            0
                              2007       $21.216      $20.223        4,725
                              2008       $20.223      $13.229        4,408
                              2009       $13.229      $16.686        4,406
                              2010       $16.686      $20.895        4,030
                              2011       $20.895      $19.639        4,016

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.519            0
                              2003       $11.519      $15.439          903
                              2004       $15.439      $16.808          899
                              2005       $16.808      $17.202          895
                              2006       $17.202      $18.261          891
                              2007       $18.261      $19.836          887
                              2008       $19.836      $11.139          882
                              2009       $11.139      $15.619          875
                              2010       $15.619      $19.467          870
                              2011       $19.467      $18.094          866
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.200            0
                              2005       $10.200      $10.202            0
                              2006       $10.202      $10.364            0
                              2007       $10.364      $10.789            0
                              2008       $10.789      $11.336            0
                              2009       $11.336      $11.414            0
                              2010       $11.414      $11.735            0
                              2011       $11.735      $12.113            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.962            0
                              2007       $10.962      $11.973            0
                              2008       $11.973      $ 8.365            0
                              2009       $ 8.365      $10.074            0
                              2010       $10.074      $11.015            0
                              2011       $11.015      $10.440            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.310            0
                              2003       $10.310      $12.601          270
                              2004       $12.601      $13.861          927
                              2005       $13.861      $14.966        4,464
                              2006       $14.966      $17.303            0
                              2007       $17.303      $17.484        4,354
                              2008       $17.484      $10.738        4,171
                              2009       $10.738      $13.219        4,370
                              2010       $13.219      $14.355        4,568
                              2011       $14.355      $13.874        4,380
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.217            0
                              2003       $11.217      $16.761            0
                              2004       $16.761      $20.413            0
                              2005       $20.413      $25.406        1,486
                              2006       $25.406      $31.783            0
                              2007       $31.783      $39.969        1,088
                              2008       $39.969      $18.460        1,419
                              2009       $18.460      $31.115        1,110
                              2010       $31.115      $35.732        1,093
                              2011       $35.732      $29.363        1,246

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.460            0
                              2003       $10.460      $13.507          982
                              2004       $13.507      $15.635          978
                              2005       $15.635      $16.823        5,141
                              2006       $16.823      $19.954            0
                              2007       $19.954      $22.496        4,555
                              2008       $22.496      $13.098        4,671
                              2009       $13.098      $17.530        4,592
                              2010       $17.530      $18.560        4,855
                              2011       $18.560      $16.198        5,136
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.706            0
                              2003       $10.706      $12.801            0
                              2004       $12.081      $14.344            0
                              2005       $14.344      $13.578            0
                              2006       $13.578      $14.955            0
                              2007       $14.955      $16.210            0
                              2008       $16.210      $16.813            0
                              2009       $16.813      $19.488            0
                              2010       $19.488      $21.782            0
                              2011       $21.782      $21.088            0
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.397            0
                              2003       $ 9.397      $11.658        1,095
                              2004       $11.658      $12.157        1,465
                              2005       $12.157      $12.781        1,458
                              2006       $12.781      $12.810            0
                              2007       $12.810      $14.591        1,436
                              2008       $14.591      $ 7.250        1,507
                              2009       $ 7.250      $11.729        1,398
                              2010       $11.729      $13.696        1,376
                              2011       $13.696      $12.521        1,389
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.285            0
                              2005       $11.285      $11.475        5,639
                              2006       $11.475      $13.006            0
                              2007       $13.006      $12.404        6,010
                              2008       $12.404      $ 7.776        5,829
                              2009       $ 7.776      $ 9.752        5,979
                              2010       $ 9.752      $11.019        6,066
                              2011       $11.019      $10.534        5,954
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.911            0
                              2005       $10.911      $11.443            0
                              2006       $11.443      $12.581            0
                              2007       $12.581      $12.698            0
                              2008       $12.698      $ 9.588            0
                              2009       $ 9.588      $11.470            0
                              2010       $11.470      $12.549            0
                              2011       $12.549      $12.097            0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.638            0
                              2003       $10.638      $13.264        2,348
                              2004       $13.264      $14.783        3,263
                              2005       $14.783      $15.841        3,167
                              2006       $15.841      $17.943            0
                              2007       $17.943      $17.963        3,090
                              2008       $17.963      $11.892        2,831
                              2009       $11.892      $14.414        2,840
                              2010       $14.414      $15.793        2,841
                              2011       $15.793      $15.075        2,724

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.073         348
                              2005       $11.073      $12.017         290
                              2006       $12.017      $12.314           0
                              2007       $12.314      $14.140         258
                              2008       $14.140      $ 7.341         108
                              2009       $ 7.341      $11.212         107
                              2010       $11.212      $13.936         107
                              2011       $13.936      $12.336           0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.249          41
                              2005       $11.249      $12.339          38
                              2006       $12.339      $14.545          34
                              2007       $14.545      $15.317          34
                              2008       $15.317      $ 8.782          44
                              2009       $ 8.782      $11.939          37
                              2010       $11.939      $14.253          34
                              2011       $14.253      $14.049          33
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.242           0
                              2005       $11.242      $12.314           0
                              2006       $12.314      $14.507           0
                              2007       $14.507      $15.262           0
                              2008       $15.262      $ 8.731           0
                              2009       $ 8.731      $11.866           0
                              2010       $11.866      $14.159           0
                              2011       $14.159      $13.942           0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.343           0
                              2005       $10.343      $10.234           0
                              2006       $10.234      $10.927           0
                              2007       $10.927      $11.330           0
                              2008       $11.330      $ 9.125           0
                              2009       $ 9.125      $11.969           0
                              2010       $11.969      $13.128           0
                              2011       $13.128      $13.384           0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.891           0
                              2005       $10.891      $11.376           0
                              2006       $11.376      $12.738           0
                              2007       $12.738      $13.274           0
                              2008       $13.274      $ 9.247           0
                              2009       $ 9.247      $11.376           0
                              2010       $11.376      $13.224           0
                              2011       $13.224      $12.335           0
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.875           0
                              2005       $10.875      $10.967           0
                              2006       $10.967      $12.561           0
                              2007       $12.561      $12.687           0
                              2008       $12.687      $ 7.877           0
                              2009       $ 7.877      $ 9.146           0
                              2010       $ 9.146      $10.488           0
                              2011       $10.488      $ 9.620           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.123            0
                              2005       $11.123      $11.366            0
                              2006       $11.366      $11.977            0
                              2007       $11.977      $14.184            0
                              2008       $14.184      $ 8.554            0
                              2009       $ 8.554      $12.159            0
                              2010       $12.159      $14.597            0
                              2011       $14.597      $12.824            0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.106            0
                              2005       $11.106      $11.739        4,594
                              2006       $11.739      $12.867            0
                              2007       $12.867      $12.637        4,916
                              2008       $12.637      $ 7.484        5,110
                              2009       $ 7.484      $ 9.254        5,241
                              2010       $ 9.254      $11.336        4,900
                              2011       $11.336      $10.627        4,918
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.681            0
                              2003       $10.681      $13.007           46
                              2004       $13.007      $13.946           33
                              2005       $13.946      $14.121           33
                              2006       $14.121      $15.289            0
                              2007       $15.289      $15.450           34
                              2008       $15.450      $ 8.507           41
                              2009       $ 8.507      $10.102           43
                              2010       $10.102      $11.117           42
                              2011       $11.117      $10.899           41
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.235            0
                              2004       $12.235      $12.739            0
                              2005       $12.739      $13.047            0
                              2006       $13.047      $13.721            0
                              2007       $13.721      $15.255            0
                              2008       $15.255      $ 8.095            0
                              2009       $ 8.095      $11.396            0
                              2010       $11.396      $12.147            0
                              2011       $12.147      $11.701            0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.091            0
                              2005       $10.091      $10.085            0
                              2006       $10.085      $10.336            0
                              2007       $10.336      $10.505            0
                              2008       $10.505      $ 6.251            0
                              2009       $ 6.251      $ 6.657            0
                              2010       $ 6.657      $ 7.234            0
                              2011       $ 7.234      $ 7.626            0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.134            0
                              2003       $10.134      $14.139            0
                              2004       $14.139      $16.415          278
                              2005       $16.415      $18.286          261
                              2006       $18.286      $20.960            0
                              2007       $20.960      $21.712          242
                              2008       $21.712      $12.651          248
                              2009       $12.651      $17.218          230
                              2010       $17.218      $19.456          226
                              2011       $19.456      $17.381          245

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.536            0
                              2003       $10.536      $12.055          408
                              2004       $12.055      $12.766          764
                              2005       $12.766      $12.777          712
                              2006       $12.777      $13.382            0
                              2007       $13.382      $14.315          669
                              2008       $14.315      $11.955          387
                              2009       $11.955      $13.825          413
                              2010       $13.825      $15.496          409
                              2011       $15.496      $15.233          279
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.646            0
                              2003       $10.646      $12.871          929
                              2004       $12.871      $13.667        1,893
                              2005       $13.667      $13.616        1,621
                              2006       $13.616      $14.525            0
                              2007       $14.525      $14.117        1,658
                              2008       $14.117      $ 2.954        3,030
                              2009       $ 2.954      $ 3.633        3,092
                              2010       $ 3.633      $ 4.061        3,070
                              2011       $ 4.061      $ 3.865        3,091
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.163            0
                              2003       $10.163      $12.549        2,096
                              2004       $12.549      $13.376        2,072
                              2005       $13.376      $13.814        2,063
                              2006       $13.814      $15.483            0
                              2007       $15.483      $15.746        2,044
                              2008       $15.746      $ 9.438        2,043
                              2009       $ 9.438      $11.797        2,023
                              2010       $11.797      $13.344        2,009
                              2011       $13.344      $12.992        1,999
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.339            0
                              2003       $10.339      $14.565        1,129
                              2004       $14.565      $16.952        1,124
                              2005       $16.952      $18.165        1,099
                              2006       $18.165      $20.342            0
                              2007       $20.342      $19.587        1,079
                              2008       $19.587      $11.858        1,021
                              2009       $11.858      $15.852        1,012
                              2010       $15.852      $19.051        1,006
                              2011       $19.051      $18.163          964
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.046            0
                              2003       $10.046      $12.307           46
                              2004       $12.307      $14.355           32
                              2005       $14.355      $15.700           29
                              2006       $15.700      $15.748            0
                              2007       $15.748      $16.306           32
                              2008       $16.306      $ 8.087           47
                              2009       $ 8.087      $10.446           43
                              2010       $10.446      $12.972           38
                              2011       $12.972      $12.775           34

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.096           0
                              2010       $12.096      $13.303           0
                              2011       $13.303      $13.242           0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.500           0
                              2003       $10.500      $12.001          50
                              2004       $12.001      $12.683         755
                              2005       $12.683      $12.882         776
                              2006       $12.882      $14.082           0
                              2007       $14.082      $13.881         796
                              2008       $13.881      $ 8.036         826
                              2009       $ 8.036      $ 9.859         847
                              2010       $ 9.859      $10.671         869
                              2011       $10.671      $10.710         837
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.373           0
                              2003       $10.373      $12.349           0
                              2004       $12.349      $13.158           0
                              2005       $13.158      $13.747           0
                              2006       $13.747      $15.153           0
                              2007       $15.153      $15.231           0
                              2008       $15.231      $ 9.918           0
                              2009       $ 9.918      $13.096           0
                              2010       $13.096      $14.669           0
                              2011       $14.669      $14.266           0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.710           0
                              2003       $ 9.710      $11.227          56
                              2004       $11.227      $11.745          39
                              2005       $11.745      $12.985          36
                              2006       $12.985      $13.036           0
                              2007       $13.036      $12.653          38
                              2008       $12.653      $10.247          37
                              2009       $10.247      $12.609          36
                              2010       $12.609      $12.618          37
                              2011       $12.618      $12.178          38
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.454           0
                              2003       $11.454      $13.963           0
                              2004       $13.963      $16.581           0
                              2005       $16.581      $17.583           0
                              2006       $17.583      $21.815           0
                              2007       $21.815      $25.551           0
                              2008       $25.551      $17.344           0
                              2009       $17.344      $18.185           0
                              2010       $18.185      $18.085           0
                              2011       $18.085      $16.708           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.783           0
                              2003       $10.783      $13.414          46
                              2004       $13.414      $14.556          31
                              2005       $14.556      $14.959          31
                              2006       $14.959      $16.935           0
                              2007       $16.935      $15.538          35
                              2008       $15.538      $ 9.302          41
                              2009       $ 9.302      $11.792          37
                              2010       $11.792      $13.172          37
                              2011       $13.172      $12.268          37

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.725            0
                              2003       $10.725      $13.255        1,040
                              2004       $13.255      $14.310        1,035
                              2005       $14.310      $14.408        1,011
                              2006       $14.408      $15.553            0
                              2007       $15.553      $15.611          991
                              2008       $15.611      $11.272          933
                              2009       $11.272      $16.532          925
                              2010       $16.532      $18.413          920
                              2011       $18.413      $18.299          877
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.170            0
                              2003       $10.170      $10.372          150
                              2004       $10.372      $10.578          149
                              2005       $10.578      $10.575          125
                              2006       $10.575      $10.795            0
                              2007       $10.795      $11.092          111
                              2008       $11.092      $ 8.241           46
                              2009       $ 8.241      $11.803           46
                              2010       $11.803      $12.665           46
                              2011       $12.665      $12.988            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.589            0
                              2003       $10.589      $13.292          270
                              2004       $13.292      $15.083          269
                              2005       $15.083      $16.528          224
                              2006       $16.528      $20.617            0
                              2007       $20.617      $21.817          199
                              2008       $21.817      $11.941           84
                              2009       $11.941      $14.534           83
                              2010       $14.534      $15.618           82
                              2011       $15.618      $12.670            0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.392            0
                              2003       $10.392      $12.904            0
                              2004       $12.904      $14.195            0
                              2005       $14.195      $15.085            0
                              2006       $15.085      $16.785            0
                              2007       $16.785      $15.544            0
                              2008       $15.544      $ 9.176            0
                              2009       $ 9.176      $11.724            0
                              2010       $11.724      $13.043            0
                              2011       $13.043      $12.744            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.971            0
                              2003       $ 9.971      $ 9.786          458
                              2004       $ 9.786      $ 9.620          386
                              2005       $ 9.620      $ 9.634          368
                              2006       $ 9.634      $ 9.822            0
                              2007       $ 9.822      $10.050          373
                              2008       $10.050      $10.067          238
                              2009       $10.067      $ 9.852        1,077
                              2010       $ 9.852      $ 9.625        1,199
                              2011       $ 9.625      $ 9.401        1,159

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.364           0
                              2003       $10.364      $13.405           0
                              2004       $13.405      $14.441           0
                              2005       $14.441      $15.515           0
                              2006       $15.515      $16.450           0
                              2007       $16.450      $16.984           0
                              2008       $16.984      $10.160           0
                              2009       $10.160      $13.111           0
                              2010       $13.111      $15.308           0
                              2011       $15.308      $14.191           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.188           0
                              2003       $11.188      $14.475           0
                              2004       $14.475      $16.318           0
                              2005       $16.318      $16.876           0
                              2006       $16.876      $19.122           0
                              2007       $19.122      $17.759           0
                              2008       $17.759      $ 9.580           0
                              2009       $ 9.580      $ 9.012           0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.627           0
                              2003       $10.627      $13.007           0
                              2004       $13.007      $13.663           0
                              2005       $13.663      $14.013           0
                              2006       $14.013      $15.234           0
                              2007       $15.234      $14.959           0
                              2008       $14.959      $ 8.978           0
                              2009       $ 8.978      $11.677           0
                              2010       $11.677      $13.272           0
                              2011       $13.272      $12.735           0
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.358           0
                              2003       $10.358      $13.470           0
                              2004       $13.470      $12.631         439
                              2005       $15.603      $17.090           0
                              2006       $17.090      $17.601           0
                              2007       $17.601      $17.842           0
                              2008       $17.842      $ 9.488           0
                              2009       $ 9.488      $12.856           0
                              2010       $12.856      $14.611           0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.095           0
                              2003       $10.095      $12.314         453
                              2004       $12.314      $12.631         439
                              2005       $12.631      $13.039         372
                              2006       $13.039      $13.427           0
                              2007       $13.427      $13.835         337
                              2008       $13.835      $ 8.507         171
                              2009       $ 8.507      $13.617         158
                              2010       $13.617      $16.065         153
                              2011       $16.065      $12.889          33

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.044           0
                              2003       $11.044      $13.780           0
                              2004       $13.780      $14.814           0
                              2005       $14.814      $16.224           0
                              2006       $16.224      $17.557           0
                              2007       $17.557      $18.241           0
                              2008       $18.241      $15.145           0
                              2009       $15.145      $19.245           0
                              2010       $19.245      $20.626           0
                              2011       $20.626      $21.531           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000           0
                              2004       $10.000      $11.013           0
                              2005       $11.013      $12.044           0
                              2006       $12.044      $14.293           0
                              2007       $14.293      $15.322           0
                              2008       $15.322      $10.633           0
                              2009       $10.633      $13.454           0
                              2010       $13.454      $14.985           0
                              2011       $14.985      $15.960           0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.708           0
                              2005       $10.708      $12.102           0
                              2006       $12.102      $12.304           0
                              2007       $12.304      $14.647           0
                              2008       $14.647      $ 7.268           0
                              2009       $ 7.268      $11.751           0
                              2010       $11.751      $14.100           0
                              2011       $14.100      $13.385           0
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.683         855
                              2005       $10.683      $12.049         792
                              2006       $12.049      $12.216           0
                              2007       $12.216      $14.513         725
                              2008       $14.513      $ 7.179         882
                              2009       $ 7.179      $11.578         682
                              2010       $11.578      $13.864         632
                              2011       $13.864      $13.129         648
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.783           0
                              2007       $ 9.783      $11.713           0
                              2008       $11.713      $ 6.083           0
                              2009       $ 6.083      $ 9.349           0
                              2010       $ 9.349      $12.077           0
                              2011       $12.077      $10.948           0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.524           0
                              2004       $13.524      $15.711           0
                              2005       $15.711      $17.321           0
                              2006       $17.321      $18.919           0
                              2007       $18.919      $19.021           0
                              2008       $19.021      $11.064           0
                              2009       $11.064      $15.845           0
                              2010       $15.845      $19.584           0
                              2011       $19.584      $17.460           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.686            0
                              2003       $10.686      $14.413            0
                              2004       $14.413      $19.153          238
                              2005       $19.153      $21.839        1,947
                              2006       $21.839      $29.365            0
                              2007       $29.365      $23.721        2,055
                              2008       $23.721      $14.349        2,130
                              2009       $14.349      $18.006        2,086
                              2010       $18.006      $22.777        1,899
                              2011       $22.777      $23.505        1,737
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $ 9.820          930
                              2005       $ 9.820      $ 9.824          971
                              2006       $ 9.824      $ 9.994            0
                              2007       $ 9.994      $10.194        1,033
                              2008       $10.194      $10.134          614
                              2009       $10.134      $ 9.906            0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
   PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.2


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.214          0
                              2007       $10.214      $11.693          0
                              2008       $11.693      $ 6.541          0
                              2009       $ 6.541      $ 8.649          0
                              2010       $ 8.649      $ 9.871          0
                              2011       $ 9.871      $ 9.368          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.404          0
                              2007       $10.404      $11.010          0
                              2008       $11.010      $ 8.042          0
                              2009       $ 8.042      $ 9.730          0
                              2010       $ 9.730      $10.689          0
                              2011       $10.689      $10.389          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.434          0
                              2007       $10.434      $11.198          0
                              2008       $11.198      $ 7.345          0
                              2009       $ 7.345      $ 9.216          0
                              2010       $ 9.216      $10.285          0
                              2011       $10.285      $ 9.915          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.443          0
                              2007       $10.443      $11.321          0
                              2008       $11.321      $ 6.832          0
                              2009       $ 6.832      $ 8.748          0
                              2010       $ 8.748      $ 9.896          0
                              2011       $ 9.896      $ 9.387          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.296          0
                              2007       $10.296      $10.643          0
                              2008       $10.643      $ 9.276          0
                              2009       $ 9.276      $10.380          0
                              2010       $10.380      $10.867          0
                              2011       $10.867      $10.756          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.693          0
                              2007       $ 9.693      $11.571          0
                              2008       $11.571      $ 6.237          0
                              2009       $ 6.237      $ 8.793          0
                              2010       $ 8.793      $10.279          0
                              2011       $10.279      $10.079          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.765          0
                              2007       $10.765      $11.050          0
                              2008       $11.050      $ 6.778          0
                              2009       $ 6.778      $ 8.356          0
                              2010       $ 8.356      $ 9.358          0
                              2011       $ 9.358      $ 9.298          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.824          0
                              2007       $ 9.824      $11.059          0
                              2008       $11.059      $ 6.519          0
                              2009       $ 6.519      $ 8.893          0
                              2010       $ 8.893      $11.161          0
                              2011       $11.161      $ 9.712          0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.678      $13.297          0
                              2004       $13.297      $14.357          0
                              2005       $14.357      $14.507          0
                              2006       $14.507      $16.534          0
                              2007       $16.534      $15.539          0
                              2008       $15.539      $ 9.836          0
                              2009       $ 9.836      $12.151          0
                              2010       $12.151      $13.839          0
                              2011       $13.839      $13.834          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.179          0
                              2005       $11.179      $11.088          0
                              2006       $11.088      $12.798          0
                              2007       $12.798      $12.960          0
                              2008       $12.960      $ 8.898          0
                              2009       $ 8.898      $11.777          0
                              2010       $11.777      $12.953          0
                              2011       $12.953      $12.945          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.504          0
                              2005       $10.504      $10.362          0
                              2006       $10.362      $11.218          0
                              2007       $11.218      $11.630          0
                              2008       $11.630      $ 7.432          0
                              2009       $ 7.432      $ 9.411          0
                              2010       $ 9.411      $10.251          0
                              2011       $10.251      $ 9.856          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.018      $14.459         103
                              2004       $14.459      $17.465           0
                              2005       $17.465      $18.544           0
                              2006       $18.544      $21.176           0
                              2007       $21.176      $20.175           0
                              2008       $20.175      $13.190           0
                              2009       $13.190      $16.629           0
                              2010       $16.629      $20.813           0
                              2011       $20.813      $19.552           0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.798      $15.434           0
                              2004       $15.434      $16.794           0
                              2005       $16.794      $17.179           0
                              2006       $17.179      $18.227           0
                              2007       $18.227      $19.789           0
                              2008       $19.789      $11.107           0
                              2009       $11.107      $15.565           0
                              2010       $15.565      $19.391           0
                              2011       $19.391      $18.014           0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.197           0
                              2005       $10.197      $10.193           0
                              2006       $10.193      $10.350           0
                              2007       $10.350      $10.769           0
                              2008       $10.769      $11.309           0
                              2009       $11.309      $11.381           0
                              2010       $11.381      $11.696           0
                              2011       $11.696      $12.065           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.958           0
                              2007       $10.958      $11.962           0
                              2008       $11.962      $ 8.354           0
                              2009       $ 8.354      $10.055           0
                              2010       $10.055      $10.989           0
                              2011       $10.989      $10.409           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.578      $12.596         112
                              2004       $12.596      $13.849           0
                              2005       $13.849      $14.946           0
                              2006       $14.946      $17.271           0
                              2007       $17.271      $17.443           0
                              2008       $17.443      $10.707           0
                              2009       $10.707      $13.174           0
                              2010       $13.174      $14.299           0
                              2011       $14.299      $13.812           0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.652      $16.755           0
                              2004       $16.755      $20.396           0
                              2005       $20.396      $25.371           0
                              2006       $25.371      $31.723           0
                              2007       $31.723      $39.874           0
                              2008       $39.874      $18.406           0
                              2009       $18.406      $31.009           0
                              2010       $31.009      $35.591           0
                              2011       $35.591      $29.233           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.357      $13.502          0
                              2004       $13.502      $15.621          0
                              2005       $15.621      $16.800          0
                              2006       $16.800      $19.917          0
                              2007       $19.917      $22.443          0
                              2008       $22.443      $13.060          0
                              2009       $13.060      $17.471          0
                              2010       $17.471      $18.487          0
                              2011       $18.487      $16.127          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.560      $12.797          0
                              2004       $12.797      $14.332          0
                              2005       $14.332      $13.560          0
                              2006       $13.560      $14.927          0
                              2007       $14.927      $16.171          0
                              2008       $16.171      $16.765          0
                              2009       $16.765      $19.421          0
                              2010       $19.421      $21.696          0
                              2011       $21.696      $20.995          0
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.906      $11.654          0
                              2004       $11.654      $12.147          0
                              2005       $12.147      $12.763          0
                              2006       $12.763      $12.786          0
                              2007       $12.786      $14.556          0
                              2008       $14.556      $ 7.229          0
                              2009       $ 7.229      $11.689          0
                              2010       $11.689      $13.642          0
                              2011       $13.642      $12.465          0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.282          0
                              2005       $11.282      $11.465          0
                              2006       $11.465      $12.988          0
                              2007       $12.988      $12.381          0
                              2008       $12.381      $ 7.758          0
                              2009       $ 7.758      $ 9.724          0
                              2010       $ 9.724      $10.981          0
                              2011       $10.981      $10.493          0
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.907          0
                              2005       $10.907      $11.433          0
                              2006       $11.433      $12.564          0
                              2007       $12.564      $12.674          0
                              2008       $12.674      $ 9.565          0
                              2009       $ 9.565      $11.436          0
                              2010       $11.436      $12.506          0
                              2011       $12.506      $12.049          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.754      $13.260          0
                              2004       $13.260      $14.771          0
                              2005       $14.771      $15.820          0
                              2006       $15.820      $17.910          0
                              2007       $17.910      $17.920          0
                              2008       $17.920      $11.857          0
                              2009       $11.857      $14.364          0
                              2010       $14.364      $15.731          0
                              2011       $15.731      $15.008          0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.069          0
                              2005       $11.069      $12.006          0
                              2006       $12.006      $12.297          0
                              2007       $12.297      $14.114          0
                              2008       $14.114      $ 7.324          0
                              2009       $ 7.324      $11.179          0
                              2010       $11.179      $13.888          0
                              2011       $13.888      $12.288          0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.245          0
                              2005       $11.245      $12.328          0
                              2006       $12.328      $14.525          0
                              2007       $14.525      $15.288          0
                              2008       $15.288      $ 8.761          0
                              2009       $ 8.761      $11.904          0
                              2010       $11.904      $14.205          0
                              2011       $14.205      $13.994          0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.238          0
                              2005       $11.238      $12.303          0
                              2006       $12.303      $14.487          0
                              2007       $14.487      $15.234          0
                              2008       $15.234      $ 8.710          0
                              2009       $ 8.710      $11.831          0
                              2010       $11.831      $14.110          0
                              2011       $14.110      $13.888          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.342          0
                              2005       $10.342      $10.227          0
                              2006       $10.227      $10.915          0
                              2007       $10.915      $11.311          0
                              2008       $11.311      $ 9.105          0
                              2009       $ 9.105      $11.937          0
                              2010       $11.937      $13.086          0
                              2011       $13.086      $13.334          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.890          0
                              2005       $10.890      $11.369          0
                              2006       $11.369      $12.723          0
                              2007       $12.723      $13.252          0
                              2008       $13.252      $ 9.226          0
                              2009       $ 9.226      $11.345          0
                              2010       $11.345      $13.181          0
                              2011       $13.181      $12.289          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.874          0
                              2005       $10.874      $10.960          0
                              2006       $10.960      $12.546          0
                              2007       $12.546      $12.666          0
                              2008       $12.666      $ 7.860          0
                              2009       $ 7.860      $ 9.122          0
                              2010       $ 9.122      $10.454          0
                              2011       $10.454      $ 9.584          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.122          0
                              2005       $11.122      $11.359          0
                              2006       $11.359      $11.963          0
                              2007       $11.963      $14.161          0
                              2008       $14.161      $ 8.536          0
                              2009       $ 8.536      $12.127          0
                              2010       $12.127      $14.551          0
                              2011       $14.551      $12.776          0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.105          0
                              2005       $11.105      $11.731          0
                              2006       $11.731      $12.852          0
                              2007       $12.852      $12.616          0
                              2008       $12.616      $ 7.468          0
                              2009       $ 7.468      $ 9.229          0
                              2010       $ 9.229      $11.300          0
                              2011       $11.300      $10.588          0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.082      $13.002          0
                              2004       $13.002      $13.934          0
                              2005       $13.934      $14.102          0
                              2006       $14.102      $15.260          0
                              2007       $15.260      $15.413          0
                              2008       $15.413      $ 8.482          0
                              2009       $ 8.482      $10.068          0
                              2010       $10.068      $11.073          0
                              2011       $11.073      $10.851          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.231          0
                              2004       $12.231      $12.728          0
                              2005       $12.728      $13.029          0
                              2006       $13.029      $13.696          0
                              2007       $13.696      $15.219          0
                              2008       $15.219      $ 8.072          0
                              2009       $ 8.072      $11.357          0
                              2010       $11.357      $12.100          0
                              2011       $12.100      $11.649          0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.090          0
                              2005       $10.090      $10.079          0
                              2006       $10.079      $10.324          0
                              2007       $10.324      $10.488          0
                              2008       $10.488      $ 6.237          0
                              2009       $ 6.237      $ 6.639          0
                              2010       $ 6.639      $ 7.211          0
                              2011       $ 7.211      $ 7.597          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.059      $14.134          0
                              2004       $14.134      $16.401          0
                              2005       $16.401      $18.261          0
                              2006       $18.261      $20.921          0
                              2007       $20.921      $21.660          0
                              2008       $21.660      $12.615          0
                              2009       $12.615      $17.159          0
                              2010       $17.159      $19.380          0
                              2011       $19.380      $17.304          0
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.221      $12.051          0
                              2004       $12.051      $12.755          0
                              2005       $12.755      $12.760          0
                              2006       $12.760      $13.357          0
                              2007       $13.357      $14.281          0
                              2008       $14.281      $11.921          0
                              2009       $11.921      $13.778          0
                              2010       $13.778      $15.435          0
                              2011       $15.435      $15.165          0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.704      $12.866          0
                              2004       $12.866      $13.656          0
                              2005       $13.656      $13.597          0
                              2006       $13.597      $14.498          0
                              2007       $14.498      $14.083          0
                              2008       $14.083      $ 2.945          0
                              2009       $ 2.945      $ 3.621          0
                              2010       $ 3.621      $ 4.045          0
                              2011       $ 4.045      $ 3.847          0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.439      $12.545          0
                              2004       $12.545      $13.365          0
                              2005       $13.365      $13.795          0
                              2006       $13.795      $15.454          0
                              2007       $15.454      $15.709          0
                              2008       $15.709      $ 9.410          0
                              2009       $ 9.410      $11.757          0
                              2010       $11.757      $13.292          0
                              2011       $13.292      $12.934          0
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.689      $14.560          0
                              2004       $14.560      $16.938          0
                              2005       $16.938      $18.141          0
                              2006       $18.141      $20.304          0
                              2007       $20.304      $19.540          0
                              2008       $19.540      $11.824          0
                              2009       $11.824      $15.798          0
                              2010       $15.798      $18.976          0
                              2011       $18.976      $18.082          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.317      $12.303          0
                              2004       $12.303      $14.342          0
                              2005       $14.342      $15.679          0
                              2006       $15.679      $15.718          0
                              2007       $15.718      $16.267          0
                              2008       $16.267      $ 8.064          0
                              2009       $ 8.064      $10.410          0
                              2010       $10.410      $12.921          0
                              2011       $12.921      $12.719          0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $12.055          0
                              2010       $12.055      $13.250          0
                              2011       $13.250      $13.183          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.657      $11.997          0
                              2004       $11.997      $12.672          0
                              2005       $12.672      $12.865          0
                              2006       $12.865      $14.055          0
                              2007       $14.055      $13.848          0
                              2008       $13.848      $ 8.012          0
                              2009       $ 8.012      $ 9.825          0
                              2010       $ 9.825      $10.629          0
                              2011       $10.629      $10.663          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.727      $12.344          0
                              2004       $12.344      $13.147          0
                              2005       $13.147      $13.729          0
                              2006       $13.729      $15.125          0
                              2007       $15.125      $15.195          0
                              2008       $15.195      $ 9.889          0
                              2009       $ 9.889      $13.051          0
                              2010       $13.051      $14.611          0
                              2011       $14.611      $14.203          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.210      $11.223          0
                              2004       $11.223      $11.735          0
                              2005       $11.735      $12.967          0
                              2006       $12.967      $13.011          0
                              2007       $13.011      $12.623          0
                              2008       $12.623      $10.217          0
                              2009       $10.217      $12.566          0
                              2010       $12.566      $12.569          0
                              2011       $12.569      $12.124          0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.620      $13.958          0
                              2004       $13.958      $16.567          0
                              2005       $16.567      $17.559          0
                              2006       $17.559      $21.775          0
                              2007       $21.775      $25.490          0
                              2008       $25.490      $17.294          0
                              2009       $17.294      $18.123          0
                              2010       $18.123      $18.014          0
                              2011       $18.014      $16.634          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.968      $13.409         103
                              2004       $13.409      $14.543           0
                              2005       $14.543      $14.939           0
                              2006       $14.939      $16.903           0
                              2007       $16.903      $15.501           0
                              2008       $15.501      $ 9.275           0
                              2009       $ 9.275      $11.752           0
                              2010       $11.752      $13.121           0
                              2011       $13.121      $12.213           0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.838      $13.250           0
                              2004       $13.250      $14.297           0
                              2005       $14.297      $14.389           0
                              2006       $14.389      $15.524           0
                              2007       $15.524      $15.574           0
                              2008       $15.574      $11.239           0
                              2009       $11.239      $16.476           0
                              2010       $16.476      $18.341           0
                              2011       $18.341      $18.218           0
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.332      $10.368           0
                              2004       $10.368      $10.569           0
                              2005       $10.569      $10.561           0
                              2006       $10.561      $10.775           0
                              2007       $10.775      $11.066           0
                              2008       $11.066      $ 8.217           0
                              2009       $ 8.217      $11.763           0
                              2010       $11.763      $12.615           0
                              2011       $12.615      $12.930           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.551      $13.287           0
                              2004       $13.287      $15.070           0
                              2005       $15.070      $16.506           0
                              2006       $16.506      $20.578           0
                              2007       $20.578      $21.764           0
                              2008       $21.764      $11.907           0
                              2009       $11.907      $14.485           0
                              2010       $14.485      $15.556           0
                              2011       $15.556      $12.614           0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.667      $12.899           0
                              2004       $12.899      $14.183           0
                              2005       $14.183      $15.064           0
                              2006       $15.064      $16.754           0
                              2007       $16.754      $15.507           0
                              2008       $15.507      $ 9.150           0
                              2009       $ 9.150      $11.684           0
                              2010       $11.684      $12.992           0
                              2011       $12.992      $12.688           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.914      $ 9.783           0
                              2004       $ 9.783      $ 9.612           0
                              2005       $ 9.612      $ 9.620           0
                              2006       $ 9.620      $ 9.804           0
                              2007       $ 9.804      $10.026           0
                              2008       $10.026      $10.038           0
                              2009       $10.038      $ 9.818           0
                              2010       $ 9.818      $ 9.587           0
                              2011       $ 9.587      $ 9.360           0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.954      $13.400           0
                              2004       $13.400      $14.428           0
                              2005       $14.428      $15.494           0
                              2006       $15.494      $16.419           0
                              2007       $16.419      $16.944           0
                              2008       $16.944      $10.130           0
                              2009       $10.130      $13.066           0
                              2010       $13.066      $15.248           0
                              2011       $15.248      $14.128           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.295      $14.470           0
                              2004       $14.470      $16.304           0
                              2005       $16.304      $16.853           0
                              2006       $16.853      $19.086           0
                              2007       $19.086      $17.717           0
                              2008       $17.717      $ 9.553           0
                              2009       $ 9.553      $ 8.985           0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.816      $13.003           0
                              2004       $13.003      $13.652           0
                              2005       $13.652      $13.994           0
                              2006       $13.994      $15.206           0
                              2007       $15.206      $14.923           0
                              2008       $14.923      $ 8.952           0
                              2009       $ 8.952      $11.637           0
                              2010       $11.637      $13.220           0
                              2011       $13.220      $12.679           0
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.773      $13.466           0
                              2004       $13.466      $15.590           0
                              2005       $15.590      $17.067           0
                              2006       $17.067      $17.568           0
                              2007       $17.568      $17.799           0
                              2008       $17.799      $ 9.460           0
                              2009       $ 9.460      $12.812           0
                              2010       $12.812      $14.556           0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.554      $12.310         111
                              2004       $12.310      $12.621           0
                              2005       $12.621      $13.021           0
                              2006       $13.021      $13.402           0
                              2007       $13.402      $13.802           0
                              2008       $13.802      $ 8.483           0
                              2009       $ 8.483      $13.571           0
                              2010       $13.571      $16.002           0
                              2011       $16.002      $12.832           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.261      $13.775          0
                              2004       $13.775      $14.801          0
                              2005       $14.801      $16.202          0
                              2006       $16.202      $17.524          0
                              2007       $17.524      $18.197          0
                              2008       $18.197      $15.101          0
                              2009       $15.101      $19.179          0
                              2010       $19.179      $20.545          0
                              2011       $20.545      $21.436          0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $11.007          0
                              2005       $11.007      $12.032          0
                              2006       $12.032      $14.272          0
                              2007       $14.272      $15.291          0
                              2008       $15.291      $10.606          0
                              2009       $10.606      $13.413          0
                              2010       $13.413      $14.932          0
                              2011       $14.932      $15.895          0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.705          0
                              2005       $10.705      $12.091          0
                              2006       $12.091      $12.288          0
                              2007       $12.288      $14.619          0
                              2008       $14.619      $ 7.251          0
                              2009       $ 7.251      $11.717          0
                              2010       $11.717      $14.052          0
                              2011       $14.052      $13.333          0
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.679          0
                              2005       $10.679      $12.039          0
                              2006       $12.039      $12.200          0
                              2007       $12.200      $14.486          0
                              2008       $14.486      $ 7.162          0
                              2009       $ 7.162      $11.545          0
                              2010       $11.545      $13.817          0
                              2011       $13.817      $13.077          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.779          0
                              2007       $ 9.779      $11.702          0
                              2008       $11.702      $ 6.075          0
                              2009       $ 6.075      $ 9.331          0
                              2010       $ 9.331      $12.048          0
                              2011       $12.048      $10.916          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.520          0
                              2004       $13.520      $15.697          0
                              2005       $15.697      $17.297          0
                              2006       $17.297      $18.883          0
                              2007       $18.883      $18.976          0
                              2008       $18.976      $11.032          0
                              2009       $11.032      $15.791          0
                              2010       $15.791      $19.508          0
                              2011       $19.508      $17.383          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.354      $14.408          0
                              2004       $14.408      $19.136          0
                              2005       $19.136      $21.810          0
                              2006       $21.810      $29.310          0
                              2007       $29.310      $23.664          0
                              2008       $23.664      $14.307          0
                              2009       $14.307      $17.944          0
                              2010       $17.944      $22.688          0
                              2011       $22.688      $23.401          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.815          0
                              2005       $ 9.815      $ 9.813          0
                              2006       $ 9.813      $ 9.979          0
                              2007       $ 9.979      $10.173          0
                              2008       $10.173      $10.108          0
                              2009       $10.108      $ 9.876          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS PROTECTION
  DEATH BENEFIT OPTION (AGE 71-79)OR WITH THE ENHANCED BENEFICIARY PROTECTION
   (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79) OR WITH THE MAV DEATH BENEFIT
OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
  INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003 AND THE EARNINGS PROTECTION
                        DEATH BENEFIT OPTION (AGE 0-70)

                           MORTALITY & EXPENSE = 2.3


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.207          0
                              2007       $10.207      $11.673          0
                              2008       $11.673      $ 6.523          0
                              2009       $ 6.523      $ 8.616          0
                              2010       $ 8.616      $ 9.824          0
                              2011       $ 9.824      $ 9.313          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.397          0
                              2007       $10.397      $10.991          0
                              2008       $10.991      $ 8.020          0
                              2009       $ 8.020      $ 9.693          0
                              2010       $ 9.693      $10.638          0
                              2011       $10.638      $10.329          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.427          0
                              2007       $10.427      $11.179          0
                              2008       $11.179      $ 7.325          0
                              2009       $ 7.325      $ 9.182          0
                              2010       $ 9.182      $10.236          0
                              2011       $10.236      $ 9.858          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.436          0
                              2007       $10.436      $11.302          0
                              2008       $11.302      $ 6.813          0
                              2009       $ 6.813      $ 8.715          0
                              2010       $ 8.715      $ 9.849          0
                              2011       $ 9.849      $ 9.332          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.289          0
                              2007       $10.289      $10.624          0
                              2008       $10.624      $ 9.251          0
                              2009       $ 9.251      $10.341          0
                              2010       $10.341      $10.815          0
                              2011       $10.815      $10.693          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.686           0
                              2007       $ 9.686      $11.551           0
                              2008       $11.551      $ 6.220           0
                              2009       $ 6.220      $ 8.760           0
                              2010       $ 8.760      $10.230           0
                              2011       $10.230      $10.021           0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.757           0
                              2007       $10.757      $11.031           0
                              2008       $11.031      $ 6.759           0
                              2009       $ 6.759      $ 8.325           0
                              2010       $ 8.325      $ 9.313           0
                              2011       $ 9.313      $ 9.244           0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.818           0
                              2007       $ 9.818      $11.040           0
                              2008       $11.040      $ 6.501           0
                              2009       $ 6.501      $ 8.859           0
                              2010       $ 8.859      $11.107           0
                              2011       $11.107      $ 9.656           0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.832           0
                              2003       $10.832      $13.277           0
                              2004       $13.277      $14.320           0
                              2005       $14.320      $14.456           0
                              2006       $14.456      $16.459          98
                              2007       $16.459      $15.452           0
                              2008       $15.452      $ 9.771           0
                              2009       $ 9.771      $12.058           0
                              2010       $12.058      $13.719           0
                              2011       $13.719      $13.700           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.171         949
                              2005       $11.171      $11.069         949
                              2006       $11.069      $12.763           0
                              2007       $12.763      $12.911         634
                              2008       $12.911      $ 8.856         447
                              2009       $ 8.856      $11.709         214
                              2010       $11.709      $12.865          20
                              2011       $12.865      $12.844           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.501           0
                              2005       $10.501      $10.349           0
                              2006       $10.349      $11.192           0
                              2007       $11.192      $11.592           0
                              2008       $11.592      $ 7.400           0
                              2009       $ 7.400      $ 9.361           0
                              2010       $ 9.361      $10.186           0
                              2011       $10.186      $ 9.783           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.206           0
                              2003       $11.206      $14.437          75
                              2004       $14.437      $17.421          66
                              2005       $17.421      $18.478          65
                              2006       $18.478      $21.079           0
                              2007       $21.079      $20.062          65
                              2008       $20.062      $13.103          71
                              2009       $13.103      $16.502          69
                              2010       $16.502      $20.632          65
                              2011       $20.632      $19.363           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.515           0
                              2003       $11.515      $15.411           0
                              2004       $15.411      $16.751           0
                              2005       $16.751      $17.118           0
                              2006       $17.118      $18.143           0
                              2007       $18.143      $19.678           0
                              2008       $19.678      $11.033           0
                              2009       $11.033      $15.447           0
                              2010       $15.447      $19.223           0
                              2011       $19.223      $17.840           0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.190           0
                              2005       $10.190      $10.176           0
                              2006       $10.176      $10.322           0
                              2007       $10.322      $10.728           0
                              2008       $10.728      $11.255           0
                              2009       $11.255      $11.315           0
                              2010       $11.315      $11.616           0
                              2011       $11.616      $11.971           0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.951           0
                              2007       $10.951      $11.942           0
                              2008       $11.942      $ 8.331           0
                              2009       $ 8.331      $10.018           0
                              2010       $10.018      $10.936           0
                              2011       $10.936      $10.349           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.306           0
                              2003       $10.306      $12.577         170
                              2004       $12.577      $13.813         168
                              2005       $13.813      $14.892         162
                              2006       $14.892      $17.192         204
                              2007       $17.192      $17.345         152
                              2008       $17.345      $10.636         163
                              2009       $10.636      $13.073         175
                              2010       $13.073      $14.175         180
                              2011       $14.175      $13.679           0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2002       $10.000      $11.214           0
                              2003       $11.214      $16.729           0
                              2004       $16.729      $20.344           0
                              2005       $20.344      $25.281           0
                              2006       $25.281      $31.578           0
                              2007       $31.578      $39.650           0
                              2008       $39.650      $18.284           0
                              2009       $18.284      $30.772           0
                              2010       $30.772      $35.283           0
                              2011       $35.283      $28.951           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.457           0
                              2003       $10.457      $13.482           0
                              2004       $13.482      $15.582           0
                              2005       $15.582      $16.740           0
                              2006       $16.740      $19.825          95
                              2007       $19.825      $22.317           0
                              2008       $22.317      $12.974           0
                              2009       $12.974      $17.337           0
                              2010       $17.337      $18.327           0
                              2011       $18.327      $15.971           0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2002       $10.000      $10.702           0
                              2003       $10.702      $12.778           0
                              2004       $12.778      $14.296           0
                              2005       $14.296      $13.511           0
                              2006       $13.511      $14.859           0
                              2007       $14.859      $16.081           0
                              2008       $16.081      $16.654           0
                              2009       $16.654      $19.273           0
                              2010       $19.273      $21.509           0
                              2011       $21.509      $20.792           0
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2002       $10.000      $ 9.394           0
                              2003       $ 9.394      $11.637           0
                              2004       $11.637      $12.116           0
                              2005       $12.116      $12.718           0
                              2006       $12.718      $12.727           0
                              2007       $12.727      $14.474           0
                              2008       $14.474      $ 7.181           0
                              2009       $ 7.181      $11.599           0
                              2010       $11.599      $13.524           0
                              2011       $13.524      $12.345           0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.274           0
                              2005       $11.274      $11.446           0
                              2006       $11.446      $12.952           0
                              2007       $12.952      $12.334           0
                              2008       $12.334      $ 7.721           0
                              2009       $ 7.721      $ 9.667           0
                              2010       $ 9.667      $10.906           0
                              2011       $10.906      $10.411           0
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.900           0
                              2005       $10.900      $11.413           0
                              2006       $11.413      $12.530           0
                              2007       $12.530      $12.627           0
                              2008       $12.627      $ 9.520           0
                              2009       $ 9.520      $11.370           0
                              2010       $11.370      $12.421           0
                              2011       $12.421      $11.955           0
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2002       $10.000      $10.634           0
                              2003       $10.634      $13.240         247
                              2004       $13.240      $14.733         235
                              2005       $14.733      $15.763         225
                              2006       $15.763      $17.828           0
                              2007       $17.828      $17.820         221
                              2008       $17.820      $11.779         225
                              2009       $11.779      $14.255         236
                              2010       $14.255      $15.595         250
                              2011       $15.595      $14.863           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.062         104
                              2005       $11.062      $11.986         100
                              2006       $11.986      $12.263           0
                              2007       $12.263      $14.061          95
                              2008       $14.061      $ 7.289         120
                              2009       $ 7.289      $11.114         103
                              2010       $11.114      $13.794          96
                              2011       $13.794      $12.192           0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.237           0
                              2005       $11.237      $12.307           0
                              2006       $12.307      $14.486           0
                              2007       $14.486      $15.231           0
                              2008       $15.231      $ 8.719           0
                              2009       $ 8.719      $11.835           0
                              2010       $11.835      $14.108           0
                              2011       $14.108      $13.884           0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.231           0
                              2005       $11.231      $12.282           0
                              2006       $12.282      $14.447           0
                              2007       $14.447      $15.176           0
                              2008       $15.176      $ 8.668           0
                              2009       $ 8.668      $11.763           0
                              2010       $11.763      $14.014           0
                              2011       $14.014      $13.779           0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.339           0
                              2005       $10.339      $10.214           0
                              2006       $10.214      $10.890           0
                              2007       $10.890      $11.274           0
                              2008       $11.274      $ 9.065           0
                              2009       $ 9.065      $11.873           0
                              2010       $11.873      $13.003           0
                              2011       $13.003      $13.236           0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.887           0
                              2005       $10.887      $11.355           0
                              2006       $11.355      $12.694           0
                              2007       $12.694      $13.208           0
                              2008       $13.208      $ 9.186           0
                              2009       $ 9.186      $11.284           0
                              2010       $11.284      $13.097           0
                              2011       $13.097      $12.198           0
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.871           0
                              2005       $10.871      $10.946           0
                              2006       $10.946      $12.518           0
                              2007       $12.518      $12.624           0
                              2008       $12.624      $ 7.826           0
                              2009       $ 7.826      $ 9.073           0
                              2010       $ 9.073      $10.388           0
                              2011       $10.388      $ 9.513           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.119           0
                              2005       $11.119      $11.344           0
                              2006       $11.344      $11.936           0
                              2007       $11.936      $14.114           0
                              2008       $14.114      $ 8.499           0
                              2009       $ 8.499      $12.062           0
                              2010       $12.062      $14.458           0
                              2011       $14.458      $12.682           0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.102           0
                              2005       $11.102      $11.716           0
                              2006       $11.716      $12.823           0
                              2007       $12.823      $12.574           0
                              2008       $12.574      $ 7.435           0
                              2009       $ 7.435      $ 9.180           0
                              2010       $ 9.180      $11.228           0
                              2011       $11.228      $10.510           0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.678           0
                              2003       $10.678      $12.982           0
                              2004       $12.982      $13.899         774
                              2005       $13.899      $14.052         774
                              2006       $14.052      $15.190         151
                              2007       $15.190      $15.326         517
                              2008       $15.326      $ 8.426         365
                              2009       $ 8.426      $ 9.991         175
                              2010       $ 9.991      $10.977          16
                              2011       $10.977      $10.746           0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.222           0
                              2004       $12.222      $12.707         841
                              2005       $12.707      $12.994         840
                              2006       $12.994      $13.644           0
                              2007       $13.644      $15.146         561
                              2008       $15.146      $ 8.025         396
                              2009       $ 8.025      $11.280         190
                              2010       $11.280      $12.005          18
                              2011       $12.005      $11.546           0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.087           0
                              2005       $10.087      $10.066           0
                              2006       $10.066      $10.300           0
                              2007       $10.300      $10.453           0
                              2008       $10.453      $ 6.210           0
                              2009       $ 6.210      $ 6.603           0
                              2010       $ 6.603      $ 7.165           0
                              2011       $ 7.165      $ 7.541           0
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.130           0
                              2003       $10.130      $14.112           0
                              2004       $14.112      $16.359           0
                              2005       $16.359      $18.196           0
                              2006       $18.196      $20.825           0
                              2007       $20.825      $21.539           0
                              2008       $21.539      $12.531           0
                              2009       $12.531      $17.028           0
                              2010       $17.028      $19.212           0
                              2011       $19.212      $17.137           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.533           0
                              2003       $10.533      $12.033         260
                              2004       $12.033      $12.723         268
                              2005       $12.723      $12.715         281
                              2006       $12.715      $13.296         163
                              2007       $13.296      $14.201         283
                              2008       $14.201      $11.842         219
                              2009       $11.842      $13.672         248
                              2010       $13.672      $15.302         242
                              2011       $15.302      $15.018           0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.643           0
                              2003       $10.643      $12.847           0
                              2004       $12.847      $13.621           0
                              2005       $13.621      $13.549           0
                              2006       $13.549      $14.432           0
                              2007       $14.432      $14.004           0
                              2008       $14.004      $ 2.926           0
                              2009       $ 2.926      $ 3.593           0
                              2010       $ 3.593      $ 4.010           0
                              2011       $ 4.010      $ 3.810           0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.159           0
                              2003       $10.159      $12.526           0
                              2004       $12.526      $13.331         809
                              2005       $13.331      $13.746         808
                              2006       $13.746      $15.383           0
                              2007       $15.383      $15.621         540
                              2008       $15.621      $ 9.348         381
                              2009       $ 9.348      $11.667         182
                              2010       $11.667      $13.177          17
                              2011       $13.177      $12.809           0
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2002       $10.000      $10.336           0
                              2003       $10.336      $14.538         146
                              2004       $14.538      $16.895         137
                              2005       $16.895      $18.076         133
                              2006       $18.076      $20.211          89
                              2007       $20.211      $19.431         134
                              2008       $19.431      $11.746         161
                              2009       $11.746      $15.677         148
                              2010       $15.677      $18.812         141
                              2011       $18.812      $17.907           0
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2002       $10.000      $10.043           0
                              2003       $10.043      $12.284           0
                              2004       $12.284      $14.306           0
                              2005       $14.306      $15.623           0
                              2006       $15.623      $15.646           0
                              2007       $15.646      $16.175           0
                              2008       $16.175      $ 8.010           0
                              2009       $ 8.010      $10.330           0
                              2010       $10.330      $12.810           0
                              2011       $12.810      $12.596           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $11.963          0
                              2010       $11.963      $13.136          0
                              2011       $13.136      $13.055          0
 PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.000      $10.496          0
                              2003       $10.496      $11.979          0
                              2004       $11.979      $12.640          0
                              2005       $12.640      $12.819          0
                              2006       $12.819      $13.991          0
                              2007       $13.991      $13.771          0
                              2008       $13.771      $ 7.959          0
                              2009       $ 7.959      $ 9.750          0
                              2010       $ 9.750      $10.537          0
                              2011       $10.537      $10.560          0
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $10.000      $10.370          0
                              2003       $10.370      $12.326          0
                              2004       $12.326      $13.114          0
                              2005       $13.114      $13.680          0
                              2006       $13.680      $15.055          0
                              2007       $15.055      $15.110          0
                              2008       $15.110      $ 9.824          0
                              2009       $ 9.824      $12.952          0
                              2010       $12.952      $14.485          0
                              2011       $14.485      $14.066          0
 PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $10.000      $ 9.707          0
                              2003       $ 9.707      $11.206          0
                              2004       $11.206      $11.705          0
                              2005       $11.705      $12.921          0
                              2006       $12.921      $12.952          0
                              2007       $12.952      $12.552          0
                              2008       $12.552      $10.149          0
                              2009       $10.149      $12.470          0
                              2010       $12.470      $12.460          0
                              2011       $12.460      $12.007          0
 PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $10.000      $11.450          0
                              2003       $11.450      $13.937          0
                              2004       $13.937      $16.525          0
                              2005       $16.525      $17.497          0
                              2006       $17.497      $21.675          0
                              2007       $21.675      $25.347          0
                              2008       $25.347      $17.180          0
                              2009       $17.180      $17.984          0
                              2010       $17.984      $17.858          0
                              2011       $17.858      $16.473          0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $10.779          0
                              2003       $10.779      $13.389          0
                              2004       $13.389      $14.506          0
                              2005       $14.506      $14.886          0
                              2006       $14.886      $16.826          0
                              2007       $16.826      $15.414          0
                              2008       $15.414      $ 9.213          0
                              2009       $ 9.213      $11.662          0
                              2010       $11.662      $13.007          0
                              2011       $13.007      $12.095          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $10.000      $10.722           0
                              2003       $10.722      $13.230          79
                              2004       $13.230      $14.261          79
                              2005       $14.261      $14.337          83
                              2006       $14.337      $15.453           0
                              2007       $15.453      $15.487          85
                              2008       $15.487      $11.164          74
                              2009       $11.164      $16.350          72
                              2010       $16.350      $18.182          68
                              2011       $18.182      $18.041           0
 PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.000      $10.167           0
                              2003       $10.167      $10.353          98
                              2004       $10.353      $10.542         106
                              2005       $10.542      $10.523         113
                              2006       $10.523      $10.726           0
                              2007       $10.726      $11.004         122
                              2008       $11.004      $ 8.162         100
                              2009       $ 8.162      $11.673          99
                              2010       $11.673      $12.506          99
                              2011       $12.506      $12.805           0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $10.586           0
                              2003       $10.586      $13.267         164
                              2004       $13.267      $15.032         156
                              2005       $15.032      $16.447         150
                              2006       $16.447      $20.484           0
                              2007       $20.484      $21.643         120
                              2008       $21.643      $11.828         156
                              2009       $11.828      $14.374         154
                              2010       $14.374      $15.422         164
                              2011       $15.422      $12.492           0
 PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $10.000      $10.389           0
                              2003       $10.389      $12.880           0
                              2004       $12.880      $14.147           0
                              2005       $14.147      $15.010           0
                              2006       $15.010      $16.677           0
                              2007       $16.677      $15.420           0
                              2008       $15.420      $ 9.089           0
                              2009       $ 9.089      $11.594           0
                              2010       $11.594      $12.880           0
                              2011       $12.880      $12.565           0
 PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.000      $ 9.967           0
                              2003       $ 9.967      $ 9.768         104
                              2004       $ 9.768      $ 9.588         116
                              2005       $ 9.588      $ 9.586         122
                              2006       $ 9.586      $ 9.759           0
                              2007       $ 9.759      $ 9.970         134
                              2008       $ 9.970      $ 9.971          85
                              2009       $ 9.971      $ 9.743         116
                              2010       $ 9.743      $ 9.504         130
                              2011       $ 9.504      $ 9.269           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $10.000      $10.361           0
                              2003       $10.361      $13.380           0
                              2004       $13.380      $14.392           0
                              2005       $14.392      $15.438           0
                              2006       $15.438      $16.344           0
                              2007       $16.344      $16.849           0
                              2008       $16.849      $10.063           0
                              2009       $10.063      $12.966           0
                              2010       $12.966      $15.116           0
                              2011       $15.116      $13.991           0
 PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.000      $11.185           0
                              2003       $11.185      $14.448           0
                              2004       $14.448      $16.262           0
                              2005       $16.262      $16.793           0
                              2006       $16.793      $18.999           0
                              2007       $18.999      $17.617           0
                              2008       $17.617      $ 9.489           0
                              2009       $ 9.489      $ 8.925           0
 PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $10.000      $10.624           0
                              2003       $10.624      $12.983           0
                              2004       $12.983      $13.617           0
                              2005       $13.617      $13.944           0
                              2006       $13.944      $15.136           0
                              2007       $15.136      $14.840           0
                              2008       $14.840      $ 8.892           0
                              2009       $ 8.892      $11.548           0
                              2010       $11.548      $13.105           0
                              2011       $13.105      $12.556           0
 PUTNAM VT VISTA FUND - CLASS IB
                              2002       $10.000      $10.354           0
                              2003       $10.354      $13.445           0
                              2004       $13.445      $15.550           0
                              2005       $15.550      $17.006           0
                              2006       $17.006      $17.488           0
                              2007       $17.488      $17.700           0
                              2008       $17.700      $ 9.398           0
                              2009       $ 9.398      $12.714           0
                              2010       $12.714      $14.433           0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $10.091           0
                              2003       $10.091      $12.291         255
                              2004       $12.291      $12.589         270
                              2005       $12.589      $12.975         272
                              2006       $12.975      $13.340           0
                              2007       $13.340      $13.724         294
                              2008       $13.724      $ 8.426         322
                              2009       $ 8.426      $13.467         262
                              2010       $13.467      $15.863         246
                              2011       $15.863      $12.708           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2002       $10.000      $11.040          0
                              2003       $11.040      $13.754          0
                              2004       $13.754      $14.764          0
                              2005       $14.764      $16.144          0
                              2006       $16.144      $17.444          0
                              2007       $17.444      $18.095          0
                              2008       $18.095      $15.001          0
                              2009       $15.001      $19.033          0
                              2010       $19.033      $20.367          0
                              2011       $20.367      $21.229          0
 UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $10.996          0
                              2005       $10.996      $12.007          0
                              2006       $12.007      $14.228          0
                              2007       $14.228      $15.228          0
                              2008       $15.228      $10.551          0
                              2009       $10.551      $13.331          0
                              2010       $13.331      $14.825          0
                              2011       $14.825      $15.765          0
 UIF GROWTH PORTFOLIO, CLASS I
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.697          0
                              2005       $10.697      $12.071          0
                              2006       $12.071      $12.254          0
                              2007       $12.254      $14.565          0
                              2008       $14.565      $ 7.216          0
                              2009       $ 7.216      $11.649          0
                              2010       $11.649      $13.956          0
                              2011       $13.956      $13.229          0
 UIF GROWTH PORTFOLIO, CLASS II
 FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.672          0
                              2005       $10.672      $12.018          0
                              2006       $12.018      $12.166          0
                              2007       $12.166      $14.432          0
                              2008       $14.432      $ 7.127          0
                              2009       $ 7.127      $11.478          0
                              2010       $11.478      $13.723          0
                              2011       $13.723      $12.975          0
 UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.772          0
                              2007       $ 9.772      $11.682          0
                              2008       $11.682      $ 6.058          0
                              2009       $ 6.058      $ 9.296          0
                              2010       $ 9.296      $11.990          0
                              2011       $11.990      $10.853          0
 UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.510          0
                              2004       $13.510      $15.670          0
                              2005       $15.670      $17.250          0
                              2006       $17.250      $18.813          0
                              2007       $18.813      $18.885          0
                              2008       $18.885      $10.968          0
                              2009       $10.968      $15.684          0
                              2010       $15.684      $19.355          0
                              2011       $19.355      $17.229          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2002       $10.000      $10.682           0
                              2003       $10.682      $14.386           0
                              2004       $14.386      $19.088           0
                              2005       $19.088      $21.732           0
                              2006       $21.732      $29.176          92
                              2007       $29.176      $23.532           0
                              2008       $23.532      $14.212           0
                              2009       $14.212      $17.807           0
                              2010       $17.807      $22.491           0
                              2011       $22.491      $23.174           0
 VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000           0
                              2004       $10.000      $ 9.805           0
                              2005       $ 9.805      $ 9.793           0
                              2006       $ 9.793      $ 9.948         131
                              2007       $ 9.948      $10.132           0
                              2008       $10.132      $10.056           0
                              2009       $10.056      $ 9.815           0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70) OR WITH THE MAV DEATH BENEFIT
  OPTION, ADDED ON OR AFTER MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION
    (ANNUAL INCREASE) OPTION, ADDED PRIOR TO MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.35


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.203            0
                              2007       $10.203      $11.663            0
                              2008       $11.663      $ 6.514            0
                              2009       $ 6.514      $ 8.600            0
                              2010       $ 8.600      $ 9.801            0
                              2011       $ 9.801      $ 9.286            0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.394            0
                              2007       $10.394      $10.981            0
                              2008       $10.981      $ 8.009            0
                              2009       $ 8.009      $ 9.675        4,213
                              2010       $ 9.675      $10.612        4,213
                              2011       $10.612      $10.299        4,213
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.423            0
                              2007       $10.423      $11.169            0
                              2008       $11.169      $ 7.315            0
                              2009       $ 7.315      $ 9.164            0
                              2010       $ 9.164      $10.212            0
                              2011       $10.212      $ 9.829            0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.432            0
                              2007       $10.432      $11.292            0
                              2008       $11.292      $ 6.804            0
                              2009       $ 6.804      $ 8.699            0
                              2010       $ 8.699      $ 9.825            0
                              2011       $ 9.825      $ 9.305            0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.285            0
                              2007       $10.285      $10.615            0
                              2008       $10.615      $ 9.238            0
                              2009       $ 9.238      $10.322            0
                              2010       $10.322      $10.789            0
                              2011       $10.789      $10.662            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.683            0
                              2007       $ 9.683      $11.541            0
                              2008       $11.541      $ 6.212            0
                              2009       $ 6.212      $ 8.743            0
                              2010       $ 8.743      $10.206            0
                              2011       $10.206      $ 9.992            0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.754            0
                              2007       $10.754      $11.022            0
                              2008       $11.022      $ 6.750            0
                              2009       $ 6.750      $ 8.309            0
                              2010       $ 8.309      $ 9.291            0
                              2011       $ 9.291      $ 9.217            0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.814            0
                              2007       $ 9.814      $11.031            0
                              2008       $11.031      $ 6.492            0
                              2009       $ 6.492      $ 8.843            0
                              2010       $ 8.843      $11.081            0
                              2011       $11.081      $ 9.628            0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.678      $13.283        3,219
                              2004       $13.283      $14.320        2,865
                              2005       $14.320      $14.448            0
                              2006       $14.448      $16.442        1,722
                              2007       $16.442      $15.428        1,576
                              2008       $15.428      $ 9.751        1,428
                              2009       $ 9.751      $12.027        1,330
                              2010       $12.027      $13.677        1,125
                              2011       $13.677      $13.651          782
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.168          587
                              2005       $11.168      $11.059            0
                              2006       $11.059      $12.746        2,347
                              2007       $12.746      $12.887        2,347
                              2008       $12.887      $ 8.834          918
                              2009       $ 8.834      $11.675            0
                              2010       $11.675      $12.821            0
                              2011       $12.821      $12.794            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.500            0
                              2005       $10.500      $10.342            0
                              2006       $10.342      $11.179        1,289
                              2007       $11.179      $11.572        1,331
                              2008       $11.572      $ 7.384            0
                              2009       $ 7.384      $ 9.336            0
                              2010       $ 9.336      $10.153            0
                              2011       $10.153      $ 9.747        1,903

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.018      $14.444          582
                              2004       $14.444      $17.421          643
                              2005       $17.421      $18.468           65
                              2006       $18.468      $21.057          382
                              2007       $21.057      $20.031          314
                              2008       $20.031      $13.076          176
                              2009       $13.076      $16.459          180
                              2010       $16.459      $20.569          167
                              2011       $20.569      $19.293          164
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.798      $15.418            0
                              2004       $15.418      $16.751            0
                              2005       $16.751      $17.108            0
                              2006       $17.108      $18.124            0
                              2007       $18.124      $19.647            0
                              2008       $19.647      $11.010            0
                              2009       $11.010      $15.407            0
                              2010       $15.407      $19.164            0
                              2011       $19.164      $17.775            0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.186        1,218
                              2005       $10.186      $10.167            0
                              2006       $10.167      $10.308            0
                              2007       $10.308      $10.708            0
                              2008       $10.708      $11.228            0
                              2009       $11.228      $11.282            0
                              2010       $11.282      $11.576            0
                              2011       $11.576      $11.924            0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.947        1,295
                              2007       $10.947      $11.932        1,290
                              2008       $11.932      $ 8.319        1,284
                              2009       $ 8.319      $ 9.999        1,276
                              2010       $ 9.999      $10.910        1,269
                              2011       $10.910      $10.319        1,106
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.578      $12.584        3,192
                              2004       $12.584      $13.813        5,839
                              2005       $13.813      $14.884          162
                              2006       $14.884      $17.174        4,205
                              2007       $17.174      $17.318        3,824
                              2008       $17.318      $10.614        3,642
                              2009       $10.614      $13.039        3,573
                              2010       $13.039      $14.131        3,442
                              2011       $14.131      $13.629        3,223
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.652      $16.738          206
                              2004       $16.738      $20.344          205
                              2005       $20.344      $25.267            0
                              2006       $25.267      $31.545          202
                              2007       $31.545      $39.589          201
                              2008       $39.589      $18.246            0
                              2009       $18.246      $30.692            0
                              2010       $30.692      $35.174            0
                              2011       $35.174      $28.846            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.357      $13.488            0
                              2004       $13.488      $15.581          889
                              2005       $15.581      $16.731            0
                              2006       $16.731      $19.805        1,899
                              2007       $19.805      $22.282        1,849
                              2008       $22.282      $12.947          310
                              2009       $12.947      $17.292            0
                              2010       $17.292      $18.270            0
                              2011       $18.270      $15.913            0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.560      $12.784            0
                              2004       $12.784      $14.295            0
                              2005       $14.295      $13.504            0
                              2006       $13.504      $14.843            0
                              2007       $14.843      $16.056            0
                              2008       $16.056      $16.619            0
                              2009       $16.619      $19.223            0
                              2010       $19.223      $21.442            0
                              2011       $21.442      $20.717            0
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.906      $11.642            0
                              2004       $11.642      $12.116            0
                              2005       $12.116      $12.711            0
                              2006       $12.711      $12.714            0
                              2007       $12.714      $14.452            0
                              2008       $14.452      $ 7.166            0
                              2009       $ 7.166      $11.569            0
                              2010       $11.569      $13.482            0
                              2011       $13.482      $12.300            0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.270        1,782
                              2005       $11.270      $11.436        1,782
                              2006       $11.436      $12.935        1,072
                              2007       $12.935      $12.311        1,068
                              2008       $12.311      $ 7.702        1,063
                              2009       $ 7.702      $ 9.639        1,056
                              2010       $ 9.639      $10.869        1,051
                              2011       $10.869      $10.370          916
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.896            0
                              2005       $10.896      $11.404            0
                              2006       $11.404      $12.513        1,087
                              2007       $12.513      $12.603        1,083
                              2008       $12.603      $ 9.497        1,078
                              2009       $ 9.497      $11.337        1,071
                              2010       $11.337      $12.379        1,065
                              2011       $12.379      $11.908          929

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.754      $13.246        2,502
                              2004       $13.246      $14.733        6,041
                              2005       $14.733      $15.755          225
                              2006       $15.755      $17.809        3,397
                              2007       $17.809      $17.792        3,103
                              2008       $17.792      $11.754        2,731
                              2009       $11.754      $14.218        2,745
                              2010       $14.218      $15.546        2,666
                              2011       $15.546      $14.810        2,511
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.058          724
                              2005       $11.058      $11.976          699
                              2006       $11.976      $12.247          726
                              2007       $12.247      $14.035          523
                              2008       $14.035      $ 7.271          582
                              2009       $ 7.271      $11.082          414
                              2010       $11.082      $13.747          389
                              2011       $13.747      $12.144          399
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.233        3,569
                              2005       $11.233      $12.297        3,378
                              2006       $12.297      $14.466        1,753
                              2007       $14.466      $15.202        1,480
                              2008       $15.202      $ 8.698        1,445
                              2009       $ 8.698      $11.801        1,223
                              2010       $11.801      $14.060          945
                              2011       $14.060      $13.830          371
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.227            0
                              2005       $11.227      $12.272            0
                              2006       $12.272      $14.428          266
                              2007       $14.428      $15.148          271
                              2008       $15.148      $ 8.648            0
                              2009       $ 8.648      $11.728            0
                              2010       $11.728      $13.966            0
                              2011       $13.966      $13.725            0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.338            0
                              2005       $10.338      $10.208            0
                              2006       $10.208      $10.877            0
                              2007       $10.877      $11.255            0
                              2008       $11.255      $ 9.046            0
                              2009       $ 9.046      $11.841            0
                              2010       $11.841      $12.961            0
                              2011       $12.961      $13.187            0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.886            0
                              2005       $10.886      $11.347            0
                              2006       $11.347      $12.679          399
                              2007       $12.679      $13.186          397
                              2008       $13.186      $ 9.166            0
                              2009       $ 9.166      $11.254            0
                              2010       $11.254      $13.055            0
                              2011       $13.055      $12.153            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.870            0
                              2005       $10.870      $10.939            0
                              2006       $10.939      $12.503            0
                              2007       $12.503      $12.603            0
                              2008       $12.603      $ 7.809            0
                              2009       $ 7.809      $ 9.048            0
                              2010       $ 9.048      $10.354            0
                              2011       $10.354      $ 9.478            0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.117            0
                              2005       $11.117      $11.337            0
                              2006       $11.337      $11.922          645
                              2007       $11.922      $14.090          583
                              2008       $14.090      $ 8.480            0
                              2009       $ 8.480      $12.029            0
                              2010       $12.029      $14.411            0
                              2011       $14.411      $12.635            0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.101            0
                              2005       $11.101      $11.709            0
                              2006       $11.709      $12.808        1,179
                              2007       $12.808      $12.554        1,179
                              2008       $12.554      $ 7.419          461
                              2009       $ 7.419      $ 9.155            0
                              2010       $ 9.155      $11.192            0
                              2011       $11.192      $10.471            0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.082      $12.989          561
                              2004       $12.989      $13.899        1,306
                              2005       $13.899      $14.044          774
                              2006       $14.044      $15.175          833
                              2007       $15.175      $15.302          834
                              2008       $15.302      $ 8.409          783
                              2009       $ 8.409      $ 9.965          834
                              2010       $ 9.965      $10.943          838
                              2011       $10.943      $10.707          502
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.218        2,929
                              2004       $12.218      $12.696        3,435
                              2005       $12.696      $12.976        3,456
                              2006       $12.976      $13.619        1,786
                              2007       $13.619      $15.110        1,445
                              2008       $15.110      $ 8.002        1,277
                              2009       $ 8.002      $11.241        1,071
                              2010       $11.241      $11.958          899
                              2011       $11.958      $11.495          270
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.086            0
                              2005       $10.086      $10.060            0
                              2006       $10.060      $10.288        1,681
                              2007       $10.288      $10.436        1,771
                              2008       $10.436      $ 6.196            0
                              2009       $ 6.196      $ 6.585            0
                              2010       $ 6.585      $ 7.142            0
                              2011       $ 7.142      $ 7.513            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.059      $14.119            0
                              2004       $14.119      $16.359          143
                              2005       $16.359      $18.186            0
                              2006       $18.186      $20.803          122
                              2007       $20.803      $21.505          116
                              2008       $21.505      $12.505          122
                              2009       $12.505      $16.984           99
                              2010       $16.984      $19.152           99
                              2011       $19.152      $17.075          103
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.221      $12.039        1,984
                              2004       $12.039      $12.723        6,149
                              2005       $12.723      $12.708          281
                              2006       $12.708      $13.282        7,293
                              2007       $13.282      $14.179        6,611
                              2008       $14.179      $11.817        5,090
                              2009       $11.817      $13.637        4,997
                              2010       $13.637      $15.254        4,816
                              2011       $15.254      $14.964        4,865
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.704      $12.853            0
                              2004       $12.853      $13.621          624
                              2005       $13.621      $13.542            0
                              2006       $13.542      $14.417        1,158
                              2007       $14.417      $13.983        1,171
                              2008       $13.983      $ 2.920          577
                              2009       $ 2.920      $ 3.584          475
                              2010       $ 3.584      $ 3.997          463
                              2011       $ 3.997      $ 3.796          488
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.439      $12.532        7,888
                              2004       $12.532      $13.331        7,986
                              2005       $13.331      $13.739          808
                              2006       $13.739      $15.367        2,257
                              2007       $15.367      $15.596        1,957
                              2008       $15.596      $ 9.329        1,401
                              2009       $ 9.329      $11.637        1,283
                              2010       $11.637      $13.136        1,073
                              2011       $13.136      $12.763          460
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.689      $14.545          666
                              2004       $14.545      $16.894          591
                              2005       $16.894      $18.066          133
                              2006       $18.066      $20.190          494
                              2007       $20.190      $19.400          484
                              2008       $19.400      $11.721          241
                              2009       $11.721      $15.637          159
                              2010       $15.637      $18.754          129
                              2011       $18.754      $17.843          106

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.317      $12.290          213
                              2004       $12.290      $14.306          372
                              2005       $14.306      $15.614            0
                              2006       $15.614      $15.630            0
                              2007       $15.630      $16.150            0
                              2008       $16.150      $ 7.993            0
                              2009       $ 7.993      $10.304            0
                              2010       $10.304      $12.770            0
                              2011       $12.770      $12.550            0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $11.932        5,508
                              2010       $11.932      $13.095        5,590
                              2011       $13.095      $13.008        5,597
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.657      $11.985        1,893
                              2004       $11.985      $12.639        1,895
                              2005       $12.639      $12.819            0
                              2006       $12.812      $13.976          703
                              2007       $13.976      $13.749          557
                              2008       $13.749      $ 7.943          543
                              2009       $ 7.943      $ 9.725          528
                              2010       $ 9.725      $10.504          344
                              2011       $10.504      $10.521            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.727      $12.332            0
                              2004       $12.332      $13.113            0
                              2005       $13.113      $13.672            0
                              2006       $13.672      $15.040            0
                              2007       $15.040      $15.086            0
                              2008       $15.086      $ 9.803            0
                              2009       $ 9.803      $12.918            0
                              2010       $12.918      $14.440            0
                              2011       $14.440      $14.015            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.210      $11.211            0
                              2004       $11.211      $11.705            0
                              2005       $11.705      $12.914            0
                              2006       $12.914      $12.938            0
                              2007       $12.938      $12.532            0
                              2008       $12.532      $10.128            0
                              2009       $10.128      $12.438            0
                              2010       $12.438      $12.421            0
                              2011       $12.421      $11.964            0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.620      $13.943          187
                              2004       $13.943      $16.525          162
                              2005       $16.525      $17.487            0
                              2006       $17.487      $21.652          132
                              2007       $21.652      $25.308          101
                              2008       $25.308      $17.144           86
                              2009       $17.144      $17.938          101
                              2010       $17.938      $17.803            0
                              2011       $17.803      $16.413            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.968      $13.395         2,602
                              2004       $13.395      $14.506         2,633
                              2005       $14.506      $14.878             0
                              2006       $14.878      $16.808         1,341
                              2007       $16.808      $15.390         1,151
                              2008       $15.390      $ 9.194         1,068
                              2009       $ 9.194      $11.632           976
                              2010       $11.632      $12.967           749
                              2011       $12.967      $12.052           421
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.838      $13.237         1,357
                              2004       $13.237      $14.261         1,895
                              2005       $14.261      $14.330            83
                              2006       $14.330      $15.437         2,059
                              2007       $15.437      $15.463         1,965
                              2008       $15.463      $11.141         1,861
                              2009       $11.141      $16.308         1,569
                              2010       $16.308      $18.126         1,544
                              2011       $18.126      $17.976         1,350
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.332      $10.358         8,042
                              2004       $10.358      $10.542        10,448
                              2005       $10.542      $10.518           113
                              2006       $10.518      $10.715         2,478
                              2007       $10.715      $10.986         2,300
                              2008       $10.986      $ 8.145         2,208
                              2009       $ 8.145      $11.643         1,902
                              2010       $11.643      $12.467         1,967
                              2011       $12.467      $12.759         1,902
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.551      $13.274         4,620
                              2004       $13.274      $15.032         4,595
                              2005       $15.032      $16.438           150
                              2006       $16.438      $20.463           422
                              2007       $20.463      $21.609           428
                              2008       $21.609      $11.803             0
                              2009       $11.803      $14.337             0
                              2010       $14.337      $15.374             0
                              2011       $15.374      $12.446             0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.667      $12.886             0
                              2004       $12.886      $14.147             0
                              2005       $14.147      $15.002             0
                              2006       $15.002      $16.660             0
                              2007       $16.660      $15.396             0
                              2008       $15.396      $ 9.070             0
                              2009       $ 9.070      $11.565             0
                              2010       $11.565      $12.840             0
                              2011       $12.840      $12.520             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.914      $ 9.773         1,860
                              2004       $ 9.773      $ 9.587             0
                              2005       $ 9.587      $ 9.581           122
                              2006       $ 9.581      $ 9.749           493
                              2007       $ 9.749      $ 9.954           516
                              2008       $ 9.954      $ 9.951             0
                              2009       $ 9.951      $ 9.718         9,106
                              2010       $ 9.718      $ 9.475        10,302
                              2011       $ 9.475      $ 9.236        15,930
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.954      $13.387         2,289
                              2004       $13.387      $14.392         2,504
                              2005       $14.392      $15.430             0
                              2006       $15.430      $16.326         1,677
                              2007       $16.326      $16.823         1,354
                              2008       $16.823      $10.042         1,250
                              2009       $10.042      $12.933         1,115
                              2010       $12.933      $15.069         1,739
                              2011       $15.069      $13.941           713
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.295      $14.455             0
                              2004       $14.455      $16.262         4,137
                              2005       $16.262      $16.784             0
                              2006       $16.784      $18.979         6,444
                              2007       $18.979      $17.590         6,596
                              2008       $17.590      $ 9.470         6,535
                              2009       $ 9.470      $ 8.906             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.816      $12.989             0
                              2004       $12.989      $13.617             0
                              2005       $13.617      $13.937             0
                              2006       $13.937      $15.120             0
                              2007       $15.120      $14.817             0
                              2008       $14.817      $ 8.874             0
                              2009       $ 8.874      $11.518             0
                              2010       $11.518      $13.065             0
                              2011       $13.065      $12.511             0
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.773      $13.452         2,488
                              2004       $13.452      $15.550         2,550
                              2005       $15.550      $16.997             0
                              2006       $16.997      $17.470         1,328
                              2007       $17.470      $17.672         1,097
                              2008       $17.672      $ 9.378         1,119
                              2009       $ 9.378      $12.682           994
                              2010       $12.682      $14.391             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.554      $12.297         3,209
                              2004       $12.297      $12.588         3,565
                              2005       $12.588      $12.968           272
                              2006       $12.968      $13.326         3,136
                              2007       $13.326      $13.703         2,746
                              2008       $13.703      $ 8.409         2,575
                              2009       $ 8.409      $13.432         2,138
                              2010       $13.432      $15.814         1,877
                              2011       $15.814      $12.662         1,308

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.261      $13.761            0
                              2004       $13.761      $14.763            0
                              2005       $14.763      $16.136            0
                              2006       $16.136      $17.426            0
                              2007       $17.426      $18.067            0
                              2008       $18.067      $14.970            0
                              2009       $14.970      $18.984            0
                              2010       $18.984      $20.304            0
                              2011       $20.304      $21.152            0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000            0
                              2004       $10.000      $10.990            0
                              2005       $10.990      $11.995            0
                              2006       $11.995      $14.206            0
                              2007       $14.206      $15.197            0
                              2008       $15.197      $10.524            0
                              2009       $10.524      $13.290            0
                              2010       $13.290      $14.772            0
                              2011       $14.772      $15.700            0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.694        8,172
                              2005       $10.694      $12.060        7,238
                              2006       $12.060      $12.237        1,415
                              2007       $12.237      $14.537          939
                              2008       $14.537      $ 7.199          986
                              2009       $ 7.199      $11.615          688
                              2010       $11.615      $13.909          582
                              2011       $13.909      $13.177          273
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.668            0
                              2005       $10.668      $12.008            0
                              2006       $12.008      $12.150        1,810
                              2007       $12.150      $14.404        1,810
                              2008       $14.404      $ 7.110          708
                              2009       $ 7.110      $11.444            0
                              2010       $11.444      $13.676            0
                              2011       $13.676      $12.924            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.769          885
                              2007       $ 9.769      $11.672          792
                              2008       $11.672      $ 6.050            0
                              2009       $ 6.050      $ 9.278            0
                              2010       $ 9.278      $11.961            0
                              2011       $11.961      $10.822            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.506             0
                              2004       $13.506      $15.657             0
                              2005       $15.657      $17.227             0
                              2006       $17.227      $18.777             0
                              2007       $18.777      $18.840             0
                              2008       $18.840      $10.936             0
                              2009       $10.936      $15.630             0
                              2010       $15.630      $19.279             0
                              2011       $19.279      $17.153             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.354      $14.393             0
                              2004       $14.393      $19.087         7,654
                              2005       $19.087      $21.720             0
                              2006       $21.720      $29.145         4,555
                              2007       $29.145      $23.495         5,378
                              2008       $23.495      $14.183         6,599
                              2009       $14.183      $17.761         6,113
                              2010       $17.761      $22.422         5,429
                              2011       $22.422      $23.091         5,255
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000             0
                              2004       $10.000      $ 9.800         9,153
                              2005       $ 9.800      $ 9.783         9,587
                              2006       $ 9.783      $ 9.933        10,693
                              2007       $ 9.933      $10.111         9,998
                              2008       $10.111      $10.030         7,126
                              2009       $10.030      $ 9.785             0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO
                        WITHDRAWAL CHARGE OPTION - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH MAV DEATH BENEFIT OPTION, ADDED PRIOR TO MAY 1, 2003, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, ADDED ON OR AFTER MAY 1, 2003,
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                          MORTALITY & EXPENSE = 2.45


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.196          0
                              2007       $10.196      $11.643          0
                              2008       $11.643      $ 6.496          0
                              2009       $ 6.496      $ 8.568          0
                              2010       $ 8.568      $ 9.754          0
                              2011       $ 9.754      $ 9.232          0
FIDELITY VIP FREEDOM 2010 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.387          0
                              2007       $10.387      $10.962          0
                              2008       $10.962      $ 7.987          0
                              2009       $ 7.987      $ 9.638          0
                              2010       $ 9.638      $10.561          0
                              2011       $10.561      $10.239          0
FIDELITY VIP FREEDOM 2020 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.416          0
                              2007       $10.416      $11.150          0
                              2008       $11.150      $ 7.295          0
                              2009       $ 7.295      $ 9.130          0
                              2010       $ 9.130      $10.163          0
                              2011       $10.163      $ 9.772          0
FIDELITY VIP FREEDOM 2030 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.425          0
                              2007       $10.425      $11.273          0
                              2008       $11.273      $ 6.785          0
                              2009       $ 6.785      $ 8.666          0
                              2010       $ 8.666      $ 9.778          0
                              2011       $ 9.778      $ 9.251          0
FIDELITY VIP FREEDOM INCOME PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.278          0
                              2007       $10.278      $10.597          0
                              2008       $10.597      $ 9.213          0
                              2009       $ 9.213      $10.283          0
                              2010       $10.283      $10.738          0
                              2011       $10.738      $10.600          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP GROWTH STOCK PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.676          0
                              2007       $ 9.676      $11.521          0
                              2008       $11.521      $ 6.194          0
                              2009       $ 6.194      $ 8.710          0
                              2010       $ 8.710      $10.157          0
                              2011       $10.157      $ 9.934          0
FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $10.746          0
                              2007       $10.746      $11.003          0
                              2008       $11.003      $ 6.732          0
                              2009       $ 6.732      $ 8.278          0
                              2010       $ 8.278      $ 9.246          0
                              2011       $ 9.246      $ 9.163          0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                              2006       $10.000      $ 9.808          0
                              2007       $ 9.808      $11.012          0
                              2008       $11.012      $ 6.474          0
                              2009       $ 6.474      $ 8.809          0
                              2010       $ 8.809      $11.028          0
                              2011       $11.028      $ 9.572          0
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
                              2003       $10.669      $13.263          0
                              2004       $13.263      $14.284          0
                              2005       $14.284      $14.396          0
                              2006       $14.396      $16.366          0
                              2007       $16.366      $15.341          0
                              2008       $15.341      $ 9.686          0
                              2009       $ 9.686      $11.935          0
                              2010       $11.935      $13.558          0
                              2011       $13.558      $13.519          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.160          0
                              2005       $11.160      $11.041          0
                              2006       $11.041      $12.711          0
                              2007       $12.711      $12.838          0
                              2008       $12.838      $ 8.792          0
                              2009       $ 8.792      $11.607          0
                              2010       $11.607      $12.733          0
                              2011       $12.733      $12.693          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.497          0
                              2005       $10.497      $10.329          0
                              2006       $10.329      $11.153          0
                              2007       $11.153      $11.534          0
                              2008       $11.534      $ 7.352          0
                              2009       $ 7.352      $ 9.286          0
                              2010       $ 9.286      $10.088          0
                              2011       $10.088      $ 9.675          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2003       $11.008      $14.422          0
                              2004       $14.422      $17.376          0
                              2005       $17.376      $18.402          0
                              2006       $18.402      $20.960          0
                              2007       $20.960      $19.918          0
                              2008       $19.918      $12.989          0
                              2009       $12.989      $16.333          0
                              2010       $16.333      $20.390          0
                              2011       $20.390      $19.106          0
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                              2003       $11.788      $15.395          0
                              2004       $15.395      $16.708          0
                              2005       $16.708      $17.047          0
                              2006       $17.047      $18.041          0
                              2007       $18.041      $19.537          0
                              2008       $19.537      $10.937          0
                              2009       $10.937      $15.289          0
                              2010       $15.289      $18.997          0
                              2011       $18.997      $17.603          0
FTVIP FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
                              2004       $10.000      $10.179          0
                              2005       $10.179      $10.150          0
                              2006       $10.150      $10.279          0
                              2007       $10.279      $10.668          0
                              2008       $10.668      $11.175          0
                              2009       $11.175      $11.216          0
                              2010       $11.216      $11.497          0
                              2011       $11.497      $11.830          0
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                              2006       $10.000      $10.940          0
                              2007       $10.940      $11.911          0
                              2008       $11.911      $ 8.297          0
                              2009       $ 8.297      $ 9.961          0
                              2010       $ 9.961      $10.858          0
                              2011       $10.858      $10.259          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2003       $10.569      $12.564          0
                              2004       $12.564      $13.778          0
                              2005       $13.778      $14.831          0
                              2006       $14.831      $17.095          0
                              2007       $17.095      $17.221          0
                              2008       $17.221      $10.544          0
                              2009       $10.544      $12.939          0
                              2010       $12.939      $14.008          0
                              2011       $14.008      $13.497          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
                              2003       $11.642      $16.712          0
                              2004       $16.712      $20.292          0
                              2005       $20.292      $25.177          0
                              2006       $25.177      $31.401          0
                              2007       $31.401      $39.367          0
                              2008       $39.367      $18.125          0
                              2009       $18.125      $30.457          0
                              2010       $30.457      $34.869          0
                              2011       $34.869      $28.567          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2003       $10.348      $13.468          0
                              2004       $13.468      $15.542          0
                              2005       $15.542      $16.672          0
                              2006       $16.672      $19.714          0
                              2007       $19.714      $22.157          0
                              2008       $22.157      $12.861          0
                              2009       $12.861      $17.160          0
                              2010       $17.160      $18.112          0
                              2011       $18.112      $15.759          0
FTVIP TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2
                              2003       $11.550      $12.764          0
                              2004       $12.764      $14.259          0
                              2005       $14.259      $13.456          0
                              2006       $13.456      $14.775          0
                              2007       $14.775      $15.966          0
                              2008       $15.966      $16.509          0
                              2009       $16.509      $19.076          0
                              2010       $19.076      $21.256          0
                              2011       $21.256      $20.516          0
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
                              2003       $ 9.898      $11.625          0
                              2004       $11.625      $12.085          0
                              2005       $12.085      $12.666          0
                              2006       $12.666      $12.656          0
                              2007       $12.656      $14.370          0
                              2008       $14.370      $ 7.119          0
                              2009       $ 7.119      $11.481          0
                              2010       $11.481      $13.365          0
                              2011       $13.365      $12.181          0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.000      $11.262          0
                              2005       $11.262      $11.416          0
                              2006       $11.416      $12.899          0
                              2007       $12.899      $12.265          0
                              2008       $12.265      $ 7.665          0
                              2009       $ 7.665      $ 9.583          0
                              2010       $ 9.583      $10.795          0
                              2011       $10.795      $10.289          0
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2004       $10.000      $10.888          0
                              2005       $10.888      $11.384          0
                              2006       $11.384      $12.479          0
                              2007       $12.479      $12.556          0
                              2008       $12.556      $ 9.451          0
                              2009       $ 9.451      $11.271          0
                              2010       $11.271      $12.294          0
                              2011       $12.294      $11.815          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2003       $10.745      $13.226          0
                              2004       $13.226      $14.695          0
                              2005       $14.695      $15.699          0
                              2006       $15.699      $17.727          0
                              2007       $17.727      $17.692          0
                              2008       $17.692      $11.676          0
                              2009       $11.676      $14.109          0
                              2010       $14.109      $15.412          0
                              2011       $15.412      $14.666          0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.050          0
                              2005       $11.050      $11.955          0
                              2006       $11.955      $12.213          0
                              2007       $12.213      $13.982          0
                              2008       $13.982      $ 7.237          0
                              2009       $ 7.237      $11.018          0
                              2010       $11.018      $13.653          0
                              2011       $13.653      $12.049          0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                              2004       $10.000      $11.226          0
                              2005       $11.226      $12.275          0
                              2006       $12.275      $14.426          0
                              2007       $14.426      $15.145          0
                              2008       $15.145      $ 8.657          0
                              2009       $ 8.657      $11.733          0
                              2010       $11.733      $13.964          0
                              2011       $13.964      $13.721          0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES II
                              2004       $10.000      $11.219          0
                              2005       $11.219      $12.251          0
                              2006       $12.251      $14.388          0
                              2007       $14.388      $15.091          0
                              2008       $15.091      $ 8.606          0
                              2009       $ 8.606      $11.660          0
                              2010       $11.660      $13.871          0
                              2011       $13.871      $13.617          0
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO
                              2004       $10.000      $10.335          0
                              2005       $10.335      $10.194          0
                              2006       $10.194      $10.852          0
                              2007       $10.852      $11.218          0
                              2008       $11.218      $ 9.006          0
                              2009       $ 9.006      $11.777          0
                              2010       $11.777      $12.878          0
                              2011       $12.878      $13.089          0
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO
                              2004       $10.000      $10.883          0
                              2005       $10.883      $11.333          0
                              2006       $11.333      $12.650          0
                              2007       $12.650      $13.142          0
                              2008       $13.142      $ 9.126          0
                              2009       $ 9.126      $11.194          0
                              2010       $11.194      $12.972          0
                              2011       $12.972      $12.063          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO
                              2004       $10.000      $10.867          0
                              2005       $10.867      $10.925          0
                              2006       $10.925      $12.474          0
                              2007       $12.474      $12.561          0
                              2008       $12.561      $ 7.775          0
                              2009       $ 7.775      $ 9.000          0
                              2010       $ 9.000      $10.288          0
                              2011       $10.288      $ 9.408          0
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO
                              2004       $10.000      $11.115          0
                              2005       $11.115      $11.322          0
                              2006       $11.322      $11.895          0
                              2007       $11.895      $14.043          0
                              2008       $14.043      $ 8.443          0
                              2009       $ 8.443      $11.964          0
                              2010       $11.964      $14.319          0
                              2011       $14.319      $12.541          0
LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO
                              2004       $10.000      $11.089          0
                              2005       $11.098      $11.694          0
                              2006       $11.694      $12.779          0
                              2007       $12.779      $12.512          0
                              2008       $12.512      $ 7.387          0
                              2009       $ 7.387      $ 9.106          0
                              2010       $ 9.106      $11.120          0
                              2011       $11.120      $10.393          0
OPPENHEIMER BALANCED FUND/VA - SERVICE SHARES
                              2003       $11.073      $12.969          0
                              2004       $12.969      $13.863          0
                              2005       $13.863      $13.994          0
                              2006       $13.994      $15.105          0
                              2007       $15.105      $15.217          0
                              2008       $15.217      $ 8.353          0
                              2009       $ 8.353      $ 9.889          0
                              2010       $ 9.889      $10.849          0
                              2011       $10.849      $10.603          0
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE SHARES
                              2003       $10.000      $12.210          0
                              2004       $12.210      $12.674          0
                              2005       $12.674      $12.941          0
                              2006       $12.941      $13.568          0
                              2007       $13.568      $15.038          0
                              2008       $15.038      $ 7.955          0
                              2009       $ 7.955      $11.165          0
                              2010       $11.165      $11.864          0
                              2011       $11.864      $11.393          0
OPPENHEIMER CORE BOND FUND/VA - SERVICE SHARES
                              2004       $10.000      $10.083          0
                              2005       $10.083      $10.047          0
                              2006       $10.047      $10.265          0
                              2007       $10.265      $10.401          0
                              2008       $10.401      $ 6.169          0
                              2009       $ 6.169      $ 6.550          0
                              2010       $ 6.550      $ 7.097          0
                              2011       $ 7.097      $ 7.458          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2003       $10.051      $14.098          0
                              2004       $14.098      $16.317          0
                              2005       $16.317      $18.121          0
                              2006       $18.121      $20.708          0
                              2007       $20.708      $21.384          0
                              2008       $21.384      $12.422          0
                              2009       $12.422      $16.854          0
                              2010       $16.854      $18.986          0
                              2011       $18.986      $16.910          0
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA - SERVICE SHARES
                              2003       $11.212      $12.020          0
                              2004       $12.020      $12.690          0
                              2005       $12.690      $12.662          0
                              2006       $12.662      $13.221          0
                              2007       $13.221      $14.099          0
                              2008       $14.099      $11.739          0
                              2009       $11.739      $13.533          0
                              2010       $13.533      $15.122          0
                              2011       $15.122      $14.819          0
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES
                              2003       $11.695      $12.834          0
                              2004       $12.834      $13.586          0
                              2005       $13.586      $13.494          0
                              2006       $13.494      $14.350          0
                              2007       $14.350      $13.904          0
                              2008       $13.904      $ 2.900          0
                              2009       $ 2.900      $ 3.556          0
                              2010       $ 3.556      $ 3.963          0
                              2011       $ 3.963      $ 3.760          0
OPPENHEIMER MAIN STREET FUND(R)/VA - SERVICE SHARES
                              2003       $10.431      $12.513          0
                              2004       $12.513      $13.297          0
                              2005       $13.297      $13.690          0
                              2006       $13.690      $15.297          0
                              2007       $15.297      $15.509          0
                              2008       $15.509      $ 9.267          0
                              2009       $ 9.267      $11.548          0
                              2010       $11.548      $13.022          0
                              2011       $13.022      $12.639          0
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                              2003       $10.680      $14.523          0
                              2004       $14.523      $16.852          0
                              2005       $16.852      $18.002          0
                              2006       $18.002      $20.097          0
                              2007       $20.097      $19.292          0
                              2008       $19.292      $11.644          0
                              2009       $11.644      $15.517          0
                              2010       $15.517      $18.591          0
                              2011       $18.591      $17.670          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
                              2003       $10.308      $12.271          0
                              2004       $12.271      $14.269          0
                              2005       $14.269      $15.559          0
                              2006       $15.559      $15.558          0
                              2007       $15.558      $16.060          0
                              2008       $16.060      $ 7.940          0
                              2009       $ 7.940      $10.225          0
                              2010       $10.225      $12.659          0
                              2011       $12.659      $12.429          0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2009       $10.000      $11.841          0
                              2010       $11.841      $12.981          0
                              2011       $12.981      $12.882          0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2003       $10.649      $11.967          0
                              2004       $11.967      $12.607          0
                              2005       $12.607      $12.766          0
                              2006       $12.766      $13.912          0
                              2007       $13.912      $13.672          0
                              2008       $13.672      $ 7.890          0
                              2009       $ 7.890      $ 9.650          0
                              2010       $ 9.650      $10.413          0
                              2011       $10.413      $10.420          0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2003       $10.718      $12.313          0
                              2004       $12.313      $13.080          0
                              2005       $13.080      $13.624          0
                              2006       $13.624      $14.971          0
                              2007       $14.971      $15.002          0
                              2008       $15.002      $ 9.738          0
                              2009       $ 9.738      $12.819          0
                              2010       $12.819      $14.315          0
                              2011       $14.315      $13.879          0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2003       $10.201      $11.194          0
                              2004       $11.194      $11.675          0
                              2005       $11.675      $12.868          0
                              2006       $12.868      $12.879          0
                              2007       $12.879      $12.462          0
                              2008       $12.462      $10.061          0
                              2009       $10.061      $12.343          0
                              2010       $12.343      $12.313          0
                              2011       $12.313      $11.848          0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2003       $11.610      $13.922          0
                              2004       $13.922      $16.483          0
                              2005       $16.483      $17.425          0
                              2006       $17.425      $21.553          0
                              2007       $21.553      $25.166          0
                              2008       $25.166      $17.030          0
                              2009       $17.030      $17.800          0
                              2010       $17.800      $17.648          0
                              2011....   $17.648      $16.254          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2003       $10.958      $13.375          0
                              2004       $13.375      $14.469          0
                              2005       $14.469      $14.825          0
                              2006       $14.825      $16.731          0
                              2007       $16.731      $15.303          0
                              2008       $15.303      $ 9.133          0
                              2009       $ 9.133      $11.543          0
                              2010       $11.543      $12.854          0
                              2011       $12.854      $11.935          0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2003       $11.828      $13.216          0
                              2004       $13.216      $14.224          0
                              2005       $14.224      $14.279          0
                              2006       $14.279      $15.366          0
                              2007       $15.366      $15.376          0
                              2008       $15.376      $11.067          0
                              2009       $11.067      $16.183          0
                              2010       $16.183      $17.969          0
                              2011       $17.969      $17.802          0
PUTNAM VT INCOME FUND - CLASS IB
                              2003       $10.325      $10.342          0
                              2004       $10.342      $10.515          0
                              2005       $10.515      $10.480          0
                              2006       $10.480      $10.665          0
                              2007       $10.665      $10.925          0
                              2008       $10.925      $ 8.091          0
                              2009       $ 8.091      $11.554          0
                              2010       $11.554      $12.359          0
                              2011       $12.359      $12.635          0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2003       $10.542      $13.253          0
                              2004       $13.253      $14.993          0
                              2005       $14.993      $16.379          0
                              2006       $16.379      $20.369          0
                              2007       $20.369      $21.488          0
                              2008       $21.488      $11.725          0
                              2009       $11.725      $14.227          0
                              2010       $14.227      $15.241          0
                              2011       $15.241      $12.326          0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2003       $10.658      $12.867          0
                              2004       $12.867      $14.111          0
                              2005       $14.111      $14.949          0
                              2006       $14.949      $16.584          0
                              2007       $16.584      $15.309          0
                              2008       $15.309      $ 9.010          0
                              2009       $ 9.010      $11.476          0
                              2010       $11.476      $12.729          0
                              2011       $12.729      $12.398          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2003       $ 9.906      $ 9.758          0
                              2004       $ 9.758      $ 9.563          0
                              2005       $ 9.563      $ 9.547          0
                              2006       $ 9.547      $ 9.704          0
                              2007       $ 9.704      $ 9.898          0
                              2008       $ 9.898      $ 9.885          0
                              2009       $ 9.885      $ 9.644          0
                              2010       $ 9.644      $ 9.393          0
                              2011       $ 9.393      $ 9.146          0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2003       $10.944      $13.366          0
                              2004       $13.366      $14.355          0
                              2005       $14.355      $15.375          0
                              2006       $15.375      $16.252          0
                              2007       $16.252      $16.728          0
                              2008       $16.728      $ 9.976          0
                              2009       $ 9.976      $12.834          0
                              2010       $12.834      $14.939          0
                              2011       $14.939      $13.806          0
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2003       $11.285      $14.433          0
                              2004       $14.433      $16.221          0
                              2005       $16.221      $16.724          0
                              2006       $16.724      $18.892          0
                              2007       $18.892      $17.491          0
                              2008       $17.491      $ 9.407          0
                              2009       $ 9.407      $ 8.845          0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2003       $10.807      $12.969          0
                              2004       $12.969      $13.582          0
                              2005       $13.582      $13.887          0
                              2006       $13.887      $15.051          0
                              2007       $15.051      $14.733          0
                              2008       $14.733      $ 8.815          0
                              2009       $ 8.815      $11.430          0
                              2010       $11.430      $12.951          0
                              2011       $12.951      $12.390          0
PUTNAM VT VISTA FUND - CLASS IB
                              2003       $10.764      $13.431          0
                              2004       $13.431      $15.510          0
                              2005       $15.510      $16.936          0
                              2006       $16.936      $17.390          0
                              2007       $17.390      $17.573          0
                              2008       $17.573      $ 9.316          0
                              2009       $ 9.316      $12.585          0
                              2010       $12.585      $14.270          0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2003       $10.545      $12.279          0
                              2004       $12.279      $12.556          0
                              2005       $12.556      $12.922          0
                              2006       $12.922      $13.265          0
                              2007       $13.265      $13.626          0
                              2008       $13.626      $ 8.353          0
                              2009       $ 8.353      $13.329          0
                              2010       $13.329      $15.677          0
                              2011       $15.677      $12.539          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                              2003       $12.251      $13.740          0
                              2004       $13.740      $14.726          0
                              2005       $14.726      $16.078          0
                              2006       $16.078      $17.346          0
                              2007       $17.346      $17.966          0
                              2008       $17.966      $14.871          0
                              2009       $14.871      $18.838          0
                              2010       $18.838      $20.128          0
                              2011       $20.128      $20.947          0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $10.979          0
                              2005       $10.979      $11.970          0
                              2006       $11.970      $14.162          0
                              2007       $14.162      $15.135          0
                              2008       $15.135      $10.471          0
                              2009       $10.471      $13.208          0
                              2010       $13.208      $14.666          0
                              2011       $14.666      $15.572          0
UIF GROWTH PORTFOLIO, CLASS I
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2004       $10.000      $10.686          0
                              2005       $10.686      $12.040          0
                              2006       $12.040      $12.204          0
                              2007       $12.204      $14.483          0
                              2008       $14.483      $ 7.164          0
                              2009       $ 7.164      $11.548          0
                              2010       $11.548      $13.814          0
                              2011       $13.814      $13.073          0
UIF GROWTH PORTFOLIO, CLASS II
FORMERLY, UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.661          0
                              2005       $10.661      $11.987          0
                              2006       $11.987      $12.117          0
                              2007       $12.117      $14.350          0
                              2008       $14.350      $ 7.076          0
                              2009       $ 7.076      $11.378          0
                              2010       $11.378      $13.583          0
                              2011       $13.583      $12.823          0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                              2006       $10.000      $ 9.762          0
                              2007       $ 9.762      $11.652          0
                              2008       $11.652      $ 6.033          0
                              2009       $ 6.033      $ 9.244          0
                              2010       $ 9.244      $11.904          0
                              2011       $11.904      $10.759          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                              2003       $10.000      $13.496          0
                              2004       $13.496      $15.630          0
                              2005       $15.630      $17.180          0
                              2006       $17.180      $18.707          0
                              2007       $18.707      $18.750          0
                              2008       $18.750      $10.873          0
                              2009       $10.873      $15.523          0
                              2010       $15.523      $19.128          0
                              2011       $19.128      $17.001          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2003       $11.344      $14.371          0
                              2004       $14.371      $19.039          0
                              2005       $19.039      $21.643          0
                              2006       $21.643      $29.012          0
                              2007       $29.012      $23.363          0
                              2008       $23.363      $14.089          0
                              2009       $14.089      $17.625          0
                              2010       $17.625      $22.227          0
                              2011       $22.227      $22.867          0
VAN KAMPEN LIT MONEY MARKET PORTFOLIO - CLASS II
                              2003       $10.000      $10.000          0
                              2004       $10.000      $ 9.789          0
                              2005       $ 9.789      $ 9.763          0
                              2006       $ 9.763      $ 9.903          0
                              2007       $ 9.903      $10.069          0
                              2008       $10.069      $ 9.979          0
                              2009       $ 9.979      $ 9.726          0


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.45% and an administrative expense charge of 0.19%.

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS

Allstate Life Insurance Company

Statement of Additional Information dated May 1, 2012

P.O. Box 758564
Topeka, KS 66675-8564
1-800-390-1277

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

   .   Putnam Allstate Advisor

   .   Putnam Allstate Advisor Plus

   .   Putnam Allstate Advisor Preferred

The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2012 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all four Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments                   2
The Contracts                                                          2
Calculation of Accumulation Unit Values                                3
Calculation of Variable Income Payments                                4
General Matters                                                        5
Experts                                                                6
Financial Statements                                                   6
Appendix A

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different underlying fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different underlying fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate

Distributors for the fiscal year ended December 31, 2011 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2010 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2009 was $0. The offering of the Contracts is continuous.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each

Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets.

We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement (which report relating to the financial statements and financial statement schedules of Allstate Life Insurance Company expresses an unqualified opinion on the financial statements and financial statement schedules and includes an explanatory paragraph referring to a change in recognition and presentation for other-than-temporary impairments of debt securities in 2009.) Such financial statements and financial statement schedules have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I, as of December 31, 2011 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

The Putnam Allstate Advisor Contracts were first offered on April 30, 1999. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Contracts on April 30, 1999, except as follows: the Putnam VT American Government Income - Class IB Sub-Account and Putnam VT Growth Opportunities - Class IB Sub-Accounts were first offered as of
February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts were first offered as of October 2, 2000, the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts were first offered as of May 1, 2003.

The Putnam Allstate Advisor Plus Contracts were first offered on February 4, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Plus Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Plus Contracts on February 4, 2000, except the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Putnam Allstate Advisor Preferred Contracts were first offered on April 28, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Preferred Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Preferred Contracts on April 28, 2000, except as follows: the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Earnings Protection Death Benefit Option and the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option were first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts, the Putnam Allstate Advisor Plus Contracts and the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Multi-Cap Value - Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003.

PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR CONTRACTS -
                                      SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                WITH THE ENHANCED BENEFICIARY PROTECTION OPTION

                           MORTALITY & EXPENSE = 1.4


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2002       $11.661      $12.517      1,246,559
                              2003       $12.517      $12.534      1,021,120
                              2004       $12.534      $12.687        800,505
                              2005       $12.687      $12.679        746,275
                              2006       $12.679      $12.905        731,997
                              2007       $12.905      $13.787        662,616
                              2008       $13.787      $13.635        558,137
                              2009       $13.635      $16.267        535,716
                              2010       $16.267      $16.867        447,645
                              2011       $16.867      $17.762        359,253
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2002       $ 7.748      $ 5.932        291,171
                              2003       $ 5.932      $ 7.299        322,029
                              2004       $ 7.299      $ 8.255        308,910
                              2005       $ 8.255      $ 8.781        321,258
                              2006       $ 8.781      $ 9.725        306,463
                              2007       $ 9.725      $ 8.922        269,359
                              2008       $ 8.922      $ 5.420        228,133
                              2009       $ 5.420      $ 5.041              0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2003       $10.000      $12.919         20,420
                              2004       $12.919      $15.047         41,216
                              2005       $15.047      $16.344         65,113
                              2006       $16.344      $18.568         68,646
                              2007       $18.568      $16.558         87,812
                              2008       $16.558      $10.582         71,292
                              2009       $10.582      $15.193         68,929
                              2010       $15.193      $19.406         67,114
                              2011       $19.406      $17.966         57,142

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2002       $ 4.988      $ 3.464        705,789
                              2003       $ 3.464      $ 4.508        762,703
                              2004       $ 4.508      $ 4.782        730,582
                              2005       $ 4.782      $ 5.056        596,170
                              2006       $ 5.056      $ 5.538        532,806
                              2007       $ 5.538      $ 6.023        460,424
                              2008       $ 6.023      $ 3.367        368,031
                              2009       $ 3.367      $ 3.298              0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2002       $ 9.902      $10.339      1,243,664
                              2003       $10.339      $12.239      1,171,279
                              2004       $12.239      $13.178      1,100,038
                              2005       $13.178      $13.390      1,030,397
                              2006       $13.390      $14.034        946,956
                              2007       $14.034      $14.408        747,462
                              2008       $14.408      $ 9.829        554,119
                              2009       $ 9.829      $15.056        487,005
                              2010       $15.056      $16.726        391,395
                              2011       $16.726      $15.970        360,261
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2003       $10.000      $12.037         96,591
                              2004       $12.037      $13.271        253,970
                              2005       $13.271      $13.806        310,858
                              2006       $13.806      $16.179        323,901
                              2007       $16.179      $16.459        324,966
                              2008       $16.459      $11.175        283,682
                              2009       $11.175      $14.043        701,782
                              2010       $14.043      $15.592        571,125
                              2011       $15.592      $15.670        478,784
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $ 9.945      $ 8.948      2,264,489
                              2003       $ 8.948      $10.326      2,284,482
                              2004       $10.326      $11.018      2,067,969
                              2005       $11.018      $11.298      1,870,739
                              2006       $11.298      $12.469      1,604,374
                              2007       $12.469      $12.410      1,260,998
                              2008       $12.410      $ 7.253        963,795
                              2009       $ 7.253      $ 8.985        826,604
                              2010       $ 8.985      $ 9.818        731,184
                              2011       $ 9.818      $ 9.949        565,303

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $ 9.043      $ 7.800        309,529
                              2003       $ 7.800      $ 9.374        298,541
                              2004       $ 9.374      $10.085        292,344
                              2005       $10.085      $10.638        299,982
                              2006       $10.638      $11.838        332,571
                              2007       $11.838      $12.014        326,416
                              2008       $12.014      $ 7.899        311,511
                              2009       $ 7.899      $10.530        285,321
                              2010       $10.530      $11.908        253,133
                              2011       $11.908      $11.692        230,242
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2002       $ 7.506      $ 5.744      1,448,984
                              2003       $ 5.744      $ 7.319      1,363,310
                              2004       $ 7.319      $ 8.203      1,214,915
                              2005       $ 8.203      $ 8.799      1,069,065
                              2006       $ 8.799      $10.691        978,445
                              2007       $10.691      $11.491        865,670
                              2008       $11.491      $ 6.192        676,956
                              2009       $ 6.192      $ 7.936        586,829
                              2010       $ 7.936      $ 8.594        501,231
                              2011       $ 8.594      $ 8.054        427,913
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $11.479      $ 9.015      1,384,015
                              2003       $ 9.015      $10.524      1,243,471
                              2004       $10.524      $11.116      1,140,514
                              2005       $11.116      $12.407      1,064,361
                              2006       $12.407      $12.576        934,825
                              2007       $12.576      $12.324        702,313
                              2008       $12.324      $10.077        580,648
                              2009       $10.077      $12.519        536,696
                              2010       $12.519      $12.649        455,855
                              2011       $12.649      $12.325        391,677
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $ 8.854      $ 6.627        660,850
                              2003       $ 6.627      $ 8.156        625,397
                              2004       $ 8.156      $ 9.779        583,250
                              2005       $ 9.779      $10.469        574,863
                              2006       $10.469      $13.114        507,164
                              2007       $13.114      $15.508        429,408
                              2008       $15.508      $10.628        342,175
                              2009       $10.628      $11.251        294,739
                              2010       $11.251      $11.296        241,392
                              2011       $11.296      $10.536        208,898

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 8.999      $ 7.188      9,845,294
                              2003       $ 7.188      $ 9.028      9,388,575
                              2004       $ 9.028      $ 9.891      8,631,919
                              2005       $ 9.891      $10.263      7,726,242
                              2006       $10.263      $11.730      6,541,834
                              2007       $11.730      $10.866      5,279,523
                              2008       $10.866      $ 6.568      4,065,399
                              2009       $ 6.568      $ 8.407      3,508,895
                              2010       $ 8.407      $ 9.481      2,975,514
                              2011       $ 9.481      $ 8.914      2,565,045
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2002       $ 4.970      $ 3.455        932,040
                              2003       $ 3.455      $ 4.192         45,531
                              2004       $ 4.192      $ 4.206        863,324
                              2005       $ 4.206      $ 4.317        772,359
                              2006       $ 4.317      $ 4.621        690,634
                              2007       $ 4.621      $ 4.802        586,549
                              2008       $ 4.802      $ 2.951        482,957
                              2009       $ 2.951      $ 4.098        467,677
                              2010       $ 4.098      $ 4.740        377,181
                              2011       $ 4.740      $ 4.481        361,552
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $ 9.149      $ 8.956        984,194
                              2003       $ 8.956      $11.174      1,106,312
                              2004       $11.174      $12.179        989,163
                              2005       $12.179      $12.381        835,424
                              2006       $12.381      $13.493        685,543
                              2007       $13.493      $13.674        548,057
                              2008       $13.674      $ 9.968        352,602
                              2009       $ 9.968      $14.761        300,395
                              2010       $14.761      $16.598        219,817
                              2011       $16.598      $16.653        195,660
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.911      $11.607      2,454,315
                              2003       $11.607      $11.951      2,280,940
                              2004       $11.951      $12.306      2,096,369
                              2005       $12.306      $12.421      1,894,762
                              2006       $12.421      $12.801      1,650,827
                              2007       $12.801      $13.280      1,441,447
                              2008       $13.280      $ 9.961      1,029,466
                              2009       $ 9.961      $14.404        932,680
                              2010       $14.404      $15.604        846,575
                              2011       $15.604      $16.156        716,218
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.059      $ 8.166      2,256,678
                              2003       $ 8.166      $10.349      2,123,631
                              2004       $10.349      $11.856      1,968,395
                              2005       $11.856      $13.117      1,817,743
                              2006       $13.117      $16.519      1,589,059
                              2007       $16.519      $17.649      1,297,797
                              2008       $17.649      $ 9.753      1,078,016
                              2009       $ 9.753      $11.986        948,253
                              2010       $11.986      $13.003        764,152
                              2011       $13.003      $10.650        684,008

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2002       $ 7.704      $ 6.561        718,444
                              2003       $ 6.561      $ 8.617        704,350
                              2004       $ 8.617      $ 9.631        678,935
                              2005       $ 9.631      $11.240        700,405
                              2006       $11.240      $13.979        676,169
                              2007       $13.979      $15.604        575,797
                              2008       $15.604      $ 8.849        471,694
                              2009       $ 8.849      $12.073        424,922
                              2010       $12.073      $13.357        364,368
                              2011       $13.357      $10.813        305,550
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2002       $ 8.548      $ 7.268        654,974
                              2003       $ 7.268      $ 9.878        600,031
                              2004       $ 9.878      $11.783        698,621
                              2005       $11.783      $13.257        711,977
                              2006       $13.257      $16.631        741,586
                              2007       $16.631      $17.546        618,356
                              2008       $17.546      $ 9.338        486,334
                              2009       $ 9.338      $11.619        434,445
                              2010       $11.619      $12.272        341,261
                              2011       $12.272      $10.433        289,168
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $ 7.232      $ 5.429      4,272,950
                              2003       $ 5.429      $ 6.805      3,939,536
                              2004       $ 6.805      $ 7.558      3,555,395
                              2005       $ 7.558      $ 8.109      3,176,976
                              2006       $ 8.109      $ 9.110      2,783,426
                              2007       $ 9.110      $ 8.518      2,269,132
                              2008       $ 8.518      $ 5.077      1,746,130
                              2009       $ 5.077      $ 6.549      1,736,486
                              2010       $ 6.549      $ 7.356      1,483,549
                              2011       $ 7.356      $ 7.256      1,336,619
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.912      $10.887      1,454,437
                              2003       $10.887      $10.789      1,108,240
                              2004       $10.789      $10.708        721,523
                              2005       $10.708      $18.826        549,700
                              2006       $10.826      $11.144        613,196
                              2007       $11.144      $11.512        622,474
                              2008       $11.512      $11.643        898,314
                              2009       $11.643      $11.504        448,255
                              2010       $11.504      $11.347        401,444
                              2011       $11.347      $11.190        338,155

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $ 7.857      $ 5.383      2,913,131
                              2003       $ 5.383      $ 7.029      2,697,958
                              2004       $ 7.029      $ 7.645      2,412,584
                              2005       $ 7.645      $ 8.292      2,155,060
                              2006       $ 8.292      $ 8.877      1,859,625
                              2007       $ 8.877      $ 9.254      1,497,985
                              2008       $ 9.254      $ 5.589      1,251,157
                              2009       $ 5.589      $ 7.282      1,326,211
                              2010       $ 7.282      $ 8.584      2,042,736
                              2011       $ 8.584      $ 8.034      1,706,715
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2003       $10.000      $12.788         36,343
                              2004       $12.788      $14.557         94,225
                              2005       $14.557      $16.139        156,676
                              2006       $16.139      $18.311        169,273
                              2007       $18.311      $18.359        136,221
                              2008       $18.359      $10.349        103,021
                              2009       $10.349      $14.183         93,361
                              2010       $14.183      $17.350         68,464
                              2011       $17.350      $16.231         58,256
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.800      $ 8.987      1,273,094
                              2003       $ 8.987      $11.739      1,308,533
                              2004       $11.739      $13.361      1,331,832
                              2005       $13.361      $13.950      1,280,368
                              2006       $13.950      $15.959      1,145,818
                              2007       $15.959      $14.965        940,452
                              2008       $14.965      $ 8.151        692,059
                              2009       $ 8.151      $ 7.676              0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2002       $ 5.116      $ 3.419      1,578,374
                              2003       $ 3.419      $ 4.575      1,541,075
                              2004       $ 4.575      $ 4.896      1,419,009
                              2005       $ 4.896      $ 5.207      1,251,250
                              2006       $ 5.207      $ 5.771      1,118,305
                              2007       $ 5.771      $ 6.412        999,565
                              2008       $ 6.412      $ 3.436        853,538
                              2009       $ 3.436      $ 3.334              0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $ 8.961      $ 6.873      2,014,780
                              2003       $ 6.873      $ 8.494      1,891,219
                              2004       $ 8.494      $ 9.008      1,682,537
                              2005       $ 9.008      $ 9.327      1,534,506
                              2006       $ 9.327      $10.237      1,281,249
                              2007       $10.237      $10.150      1,046,198
                              2008       $10.150      $ 6.150        798,165
                              2009       $ 6.150      $ 8.076        693,391
                              2010       $ 8.076      $ 9.268        598,213
                              2011       $ 9.268      $ 8.978        528,951
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $14.708      $11.852      1,066,526
                              2003       $11.852      $17.488        968,407
                              2004       $17.488      $21.764        860,790
                              2005       $21.764      $22.969        788,814
                              2006       $22.969      $26.565        666,605
                              2007       $26.565      $22.860        524,794
                              2008       $22.860      $13.668        373,973
                              2009       $13.668      $17.726        334,648
                              2010       $17.726      $22.019        280,066
                              2011       $22.019      $20.685        242,011
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $ 8.726      $ 5.971      1,545,783
                              2003       $ 5.971      $ 7.840      1,538,521
                              2004       $ 7.840      $ 9.169      1,395,130
                              2005       $ 9.169      $10.139      1,272,402
                              2006       $10.139      $10.543      1,085,378
                              2007       $10.543      $10.790        818,108
                              2008       $10.790      $ 5.793        641,158
                              2009       $ 5.793      $ 7.926      1,012,765
                              2010       $ 7.926      $ 9.070              0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.010      $ 6.527      5,964,030
                              2003       $ 6.527      $ 8.038      5,806,389
                              2004       $ 8.038      $ 8.325      5,209,036
                              2005       $ 8.325      $ 8.676      4,493,399
                              2006       $ 8.676      $ 9.020      3,665,401
                              2007       $ 9.020      $ 9.384      2,922,787
                              2008       $ 9.384      $ 5.826      2,292,785
                              2009       $ 5.826      $ 9.415      1,987,256
                              2010       $ 9.415      $11.214      1,690,876
                              2011       $11.214      $ 9.083      1,469,293


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40%.

PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR CONTRACTS -
                                      SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

                          MORTALITY & EXPENSE = 1.45


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2002       $ 6.410      $ 6.877       292,460
                              2003       $ 6.877      $ 6.883       259,580
                              2004       $ 6.883      $ 6.963       219,045
                              2005       $ 6.963      $ 6.955       194,932
                              2006       $ 6.955      $ 7.076       126,629
                              2007       $ 7.076      $ 7.556       114,437
                              2008       $ 7.556      $ 7.468        96,661
                              2009       $ 7.468      $ 8.906        78,173
                              2010       $ 8.906      $ 9.229        62,247
                              2011       $ 9.229      $ 9.714        55,032
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2002       $ 7.752      $ 5.932        42,412
                              2003       $ 5.932      $ 7.296        37,413
                              2004       $ 7.296      $ 8.247        36,044
                              2005       $ 8.247      $ 8.768        29,848
                              2006       $ 8.768      $ 9.706        22,307
                              2007       $ 9.706      $ 8.900        20,709
                              2008       $ 8.900      $ 5.403        11,622
                              2009       $ 5.403      $ 5.025             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2003       $10.000      $12.915           980
                              2004       $12.915      $15.034         1,806
                              2005       $15.034      $16.322         4,229
                              2006       $16.322      $18.533         2,635
                              2007       $18.533      $16.519         3,429
                              2008       $16.519      $10.551         1,771
                              2009       $10.551      $15.142         2,480
                              2010       $15.142      $19.330         2,823
                              2011       $19.330      $17.887         2,229

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2002       $ 4.991      $ 3.464       110,635
                              2003       $ 3.464      $ 4.506        97,067
                              2004       $ 4.506      $ 4.777        96,153
                              2005       $ 4.777      $ 5.049        71,227
                              2006       $ 5.049      $ 5.527        47,987
                              2007       $ 5.527      $ 6.008        49,803
                              2008       $ 6.008      $ 3.357        42,443
                              2009       $ 3.357      $ 3.288             0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2002       $ 9.928      $10.362        37,038
                              2003       $10.362      $12.260        58,057
                              2004       $12.260      $13.194        42,391
                              2005       $13.194      $13.399        39,754
                              2006       $13.399      $14.037        49,835
                              2007       $14.037      $14.403        56,195
                              2008       $14.403      $ 9.820        32,880
                              2009       $ 9.820      $15.035        30,898
                              2010       $15.035      $16.695        20,408
                              2011       $16.695      $15.932        20,210
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2003       $10.000      $12.033        11,721
                              2004       $12.033      $13.260        25,857
                              2005       $13.260      $13.787        39,894
                              2006       $13.787      $16.149        42,374
                              2007       $16.149      $16.421        42,803
                              2008       $16.421      $11.143        37,387
                              2009       $11.143      $13.996        88,898
                              2010       $13.996      $15.532        85,038
                              2011       $15.532      $15.601        39,674
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $ 9.972      $ 8.968       110,078
                              2003       $ 8.968      $10.344       172,602
                              2004       $10.344      $11.031       197,528
                              2005       $11.031      $11.306       202,640
                              2006       $11.306      $12.471       193,000
                              2007       $12.471      $12.406       175,796
                              2008       $12.406      $ 7.247       133,501
                              2009       $ 7.247      $ 8.973       131,138
                              2010       $ 8.973      $ 9.800       122,222
                              2011       $ 9.800      $ 9.925       107,779

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $ 9.067      $ 7.817        18,914
                              2003       $ 7.817      $ 9.390        23,928
                              2004       $ 9.390      $10.097        26,244
                              2005       $10.097      $10.645        47,667
                              2006       $10.645      $11.840        49,740
                              2007       $11.840      $12.010        45,616
                              2008       $12.010      $ 7.892        32,798
                              2009       $ 7.892      $10.516        27,738
                              2010       $10.516      $11.886        23,098
                              2011       $11.886      $11.665        31,957
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2002       $ 7.527      $ 5.756        80,208
                              2003       $ 5.756      $ 7.331        90,529
                              2004       $ 7.331      $ 8.213        93,757
                              2005       $ 8.213      $ 8.805        86,999
                              2006       $ 8.805      $10.693        79,836
                              2007       $10.693      $11.488        74,067
                              2008       $11.488      $ 6.187        53,484
                              2009       $ 6.187      $ 7.925        52,827
                              2010       $ 7.925      $ 8.578        42,902
                              2011       $ 8.578      $ 8.035        34,499
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $11.510      $ 9.035        66,809
                              2003       $ 9.035      $10.542        64,051
                              2004       $10.542      $11.129        61,510
                              2005       $11.129      $12.416        49,618
                              2006       $12.416      $12.578        39,780
                              2007       $12.578      $12.320        30,537
                              2008       $12.320      $10.068        31,440
                              2009       $10.068      $12.502        37,090
                              2010       $12.502      $12.625        23,359
                              2011       $12.625      $12.296         6,985
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $ 8.877      $ 6.641        51,955
                              2003       $ 6.641      $ 8.170        60,513
                              2004       $ 8.170      $ 9.791        72,550
                              2005       $ 9.791      $10.476        60,631
                              2006       $10.476      $13.116        57,303
                              2007       $13.116      $15.503        45,565
                              2008       $15.503      $10.619        39,891
                              2009       $10.619      $11.235        49,220
                              2010       $11.235      $11.276        36,082
                              2011       $11.276      $10.512        34,817

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.023      $ 7.204       668,993
                              2003       $ 7.204      $ 9.044       670,055
                              2004       $ 9.044      $ 9.903       605,453
                              2005       $ 9.903      $10.270       497,059
                              2006       $10.270      $11.732       456,775
                              2007       $11.732      $10.863       382,197
                              2008       $10.863      $ 6.562       268,671
                              2009       $ 6.562      $ 8.395       238,009
                              2010       $ 8.395      $ 9.463       210,218
                              2011       $ 9.463      $ 8.893       169,195
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2002       $ 4.978      $ 3.459        80,490
                              2003       $ 3.459      $ 4.195        83,694
                              2004       $ 4.195      $ 4.206       116,632
                              2005       $ 4.206      $ 4.315       100,640
                              2006       $ 4.315      $ 4.617        85,504
                              2007       $ 4.617      $ 4.795        80,134
                              2008       $ 4.795      $ 2.945        32,351
                              2009       $ 2.945      $ 4.088        30,444
                              2010       $ 4.088      $ 4.726        32,836
                              2011       $ 4.726      $ 4.466        29,405
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $ 9.174      $ 8.975        36,749
                              2003       $ 8.975      $11.193        62,153
                              2004       $11.193      $12.193        61,630
                              2005       $12.193      $12.389        52,976
                              2006       $12.389      $13.495        43,868
                              2007       $13.495      $13.670        30,965
                              2008       $13.670      $ 9.960        20,426
                              2009       $ 9.960      $14.741        19,862
                              2010       $14.741      $16.567        16,004
                              2011       $16.567      $16.614        15,634
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.941      $11.633       212,377
                              2003       $11.633      $11.971       221,236
                              2004       $11.971      $12.321       202,838
                              2005       $12.321      $12.429       176,154
                              2006       $12.429      $12.803       171,687
                              2007       $12.803      $13.276       172,184
                              2008       $13.276      $ 9.953       117,213
                              2009       $ 9.953      $14.385        94,273
                              2010       $14.385      $15.575        73,782
                              2011       $15.575      $16.118        57,494

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.087      $ 8.184       204,811
                              2003       $ 8.184      $10.366           181
                              2004       $10.366      $11.870       174,048
                              2005       $11.870      $13.126       148,516
                              2006       $13.126      $16.522       135,486
                              2007       $16.522      $17.643       123,991
                              2008       $17.643      $ 9.745        99,338
                              2009       $ 9.745      $11.969        87,547
                              2010       $11.969      $12.979        75,171
                              2011       $12.979      $10.625        63,496
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2002       $ 7.725      $ 6.575        25,329
                              2003       $ 6.575      $ 8.632        26,859
                              2004       $ 8.632      $ 9.642        30,862
                              2005       $ 9.642      $11.248        32,194
                              2006       $11.248      $13.982        26,417
                              2007       $13.982      $15.598        27,470
                              2008       $15.598      $ 8.842        20,688
                              2009       $ 8.842      $12.057        20,192
                              2010       $12.057      $13.332        11,864
                              2011       $13.332      $10.787         9,762
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2002       $ 8.571      $ 7.284        43,240
                              2003       $ 7.284      $ 9.895        36,631
                              2004       $ 9.895      $11.797        34,920
                              2005       $11.797      $13.266        60,526
                              2006       $13.266      $16.634        59,780
                              2007       $16.634      $17.540        58,397
                              2008       $17.540      $ 9.330        30,054
                              2009       $ 9.330      $11.603        29,213
                              2010       $11.603      $12.250        25,744
                              2011       $12.250      $10.408        18,363
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $ 7.252      $ 5.441       229,074
                              2003       $ 5.441      $ 6.817       210,629
                              2004       $ 6.817      $ 7.567       199,824
                              2005       $ 7.567      $ 8.115       186,540
                              2006       $ 8.115      $ 9.112       180,779
                              2007       $ 9.112      $ 8.515       147,882
                              2008       $ 8.515      $ 5.073        84,031
                              2009       $ 5.073      $ 6.540        93,894
                              2010       $ 6.540      $ 7.342        74,419
                              2011       $ 7.342      $ 7.239        61,685
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.941      $10.911       146,090
                              2003       $10.911      $10.807        37,399
                              2004       $10.807      $10.721        43,069
                              2005       $10.721      $10.833        38,034
                              2006       $10.833      $11.146        37,405
                              2007       $11.146      $11.508        61,454
                              2008       $11.508      $11.633       101,806
                              2009       $11.633      $11.488        31,515
                              2010       $11.488      $11.326        25,369
                              2011       $11.326      $11.163        32,237

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $ 7.878      $ 5.395       174,917
                              2003       $ 5.395      $ 7.041       178,066
                              2004       $ 7.041      $ 7.654       149,156
                              2005       $ 7.654      $ 8.298       127,151
                              2006       $ 8.298      $ 8.878       103,366
                              2007       $ 8.878      $ 9.251        81,363
                              2008       $ 9.251      $ 5.584        67,671
                              2009       $ 5.584      $ 7.272        87,717
                              2010       $ 7.272      $ 8.568       118,678
                              2011       $ 8.568      $ 8.015        92,651
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2003       $10.000      $12.784         3,317
                              2004       $12.784      $14.544         4,243
                              2005       $14.544      $16.177        24,730
                              2006       $16.117      $18.277        26,601
                              2007       $18.277      $18.315        20,915
                              2008       $18.315      $10.319        12,164
                              2009       $10.319      $14.136        11,940
                              2010       $14.136      $17.282        10,858
                              2011       $17.282      $16.160         9,181
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.829      $ 9.007       126,282
                              2003       $ 9.007      $11.759       125,055
                              2004       $11.759      $13.376       133,373
                              2005       $13.376      $13.960       132,984
                              2006       $13.960      $15.961       125,625
                              2007       $15.961      $14.960       100,469
                              2008       $14.960      $ 8.144        75,168
                              2009       $ 8.144      $ 7.669             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2002       $ 5.130      $ 3.427       102,887
                              2003       $ 3.427      $ 4.583        92,689
                              2004       $ 4.583      $ 4.902        71,632
                              2005       $ 4.902      $ 5.211        49,594
                              2006       $ 5.211      $ 5.772        34,294
                              2007       $ 5.772      $ 6.410        26,883
                              2008       $ 6.410      $ 3.433        15,630
                              2009       $ 3.433      $ 3.331             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $ 8.895      $ 6.889       188,234
                              2003       $ 6.889      $ 8.508       184,497
                              2004       $ 8.508      $ 9.019       174,065
                              2005       $ 9.019      $ 9.334       159,339
                              2006       $ 9.334      $10.239       128,882
                              2007       $10.239      $10.146       117,428
                              2008       $10.146      $ 6.145        94,743
                              2009       $ 6.145      $ 8.065        82,992
                              2010       $ 8.065      $ 9.250        77,465
                              2011       $ 9.250      $ 8.957        40,673
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $14.748      $11.878        90,963
                              2003       $11.878      $17.518        94,706
                              2004       $17.518      $21.790        94,273
                              2005       $21.790      $22.985        78,226
                              2006       $22.985      $26.570        66,557
                              2007       $26.570      $22.852        47,314
                              2008       $22.852      $13.656        34,939
                              2009       $13.656      $17.702        32,475
                              2010       $17.702      $21.978        27,831
                              2011       $21.978      $20.636        16,836
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $ 8.750      $ 5.984        79,201
                              2003       $ 5.984      $ 7.853        96,540
                              2004       $ 7.853      $ 9.180        93,254
                              2005       $ 9.180      $10.146        59,494
                              2006       $10.146      $10.544        62,000
                              2007       $10.544      $10.786        49,980
                              2008       $10.786      $ 5.788        38,116
                              2009       $ 5.788      $ 7.915        37,765
                              2010       $ 7.915      $ 9.055             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.034      $ 6.541       353,615
                              2003       $ 6.541      $ 8.052       388,245
                              2004       $ 8.052      $ 8.335       359,475
                              2005       $ 8.335      $ 8.682       299,609
                              2006       $ 8.682      $ 9.021       254,985
                              2007       $ 9.021      $ 9.380       210,752
                              2008       $ 9.380      $ 5.821       173,421
                              2009       $ 5.821      $ 9.402       143,937
                              2010       $ 9.402      $11.193       169,264
                              2011       $11.193      $ 9.062       119,693


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45%.

PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR CONTRACTS -
                                      SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGES 66-75)

                           MORTALITY & EXPENSE = 1.6


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2002       $ 6.403      $ 6.859        81,001
                              2003       $ 6.859      $ 6.855        77,353
                              2004       $ 6.855      $ 6.924        73,884
                              2005       $ 6.924      $ 6.906        62,969
                              2006       $ 6.906      $ 7.015        49,456
                              2007       $ 7.015      $ 7.479        37,224
                              2008       $ 7.479      $ 7.382        26,190
                              2009       $ 7.382      $ 8.789        14,267
                              2010       $ 8.789      $ 9.094        12,830
                              2011       $ 9.094      $ 9.557         9,096
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2002       $ 7.744      $ 5.917         6,780
                              2003       $ 5.917      $ 7.266         7,814
                              2004       $ 7.266      $ 8.201         6,974
                              2005       $ 8.201      $ 8.706         6,812
                              2006       $ 8.706      $ 9.623         6,659
                              2007       $ 9.623      $ 8.810         6,504
                              2008       $ 8.810      $ 5.341         6,803
                              2009       $ 5.341      $ 4.966             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2003       $10.000      $12.902             0
                              2004       $12.902      $14.996             0
                              2005       $14.996      $16.256             0
                              2006       $16.256      $18.430             0
                              2007       $18.430      $16.402             0
                              2008       $16.402      $10.461             0
                              2009       $10.461      $14.989           616
                              2010       $14.989      $19.106             0
                              2011       $19.106      $17.653        13,760

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2002       $ 4.986      $ 3.455         6,217
                              2003       $ 3.455      $ 4.488         5,391
                              2004       $ 4.488      $ 4.750         5,068
                              2005       $ 4.750      $ 5.013         2,302
                              2006       $ 5.013      $ 5.479           385
                              2007       $ 5.479      $ 5.947           350
                              2008       $ 5.947      $ 3.318           312
                              2009       $ 3.318      $ 3.249             0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2002       $ 9.918      $10.336        33,444
                              2003       $10.336      $12.210        33,715
                              2004       $12.210      $13.120        27,397
                              2005       $13.120      $13.304        31,071
                              2006       $13.304      $13.916        25,495
                              2007       $13.916      $14.258        20,303
                              2008       $14.258      $ 9.706        17,097
                              2009       $ 9.706      $14.838        11,953
                              2010       $14.838      $16.451        11,567
                              2011       $16.451      $15.676         5,623
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2003       $10.000      $12.020             8
                              2004       $12.020      $13.226         9,209
                              2005       $13.226      $13.732         9,319
                              2006       $13.732      $16.059        13,968
                              2007       $16.059      $16.304        12,825
                              2008       $16.304      $11.047        12,068
                              2009       $11.047      $13.854        28,471
                              2010       $13.854      $15.351        26,315
                              2011       $15.351      $15.396        34,991
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $ 9.962      $ 8.945        73,779
                              2003       $ 8.945      $10.302        89,636
                              2004       $10.302      $10.969        87,126
                              2005       $10.969      $11.226        88,940
                              2006       $11.226      $12.364        82,356
                              2007       $12.364      $12.281        76,491
                              2008       $12.281      $ 7.163        66,324
                              2009       $ 7.163      $ 8.855        63,866
                              2010       $ 8.855      $ 9.656        61,164
                              2011       $ 9.656      $ 9.765        58,329

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $ 9.058      $ 7.797         2,937
                              2003       $ 7.797      $ 9.352         3,141
                              2004       $ 9.352      $10.041         4,392
                              2005       $10.041      $10.570         6,827
                              2006       $10.570      $11.738         6,532
                              2007       $11.738      $11.889         5,513
                              2008       $11.889      $ 7.800         4,575
                              2009       $ 7.800      $10.378         4,892
                              2010       $10.378      $11.712         4,639
                              2011       $11.712      $11.477        15,075
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2002       $ 7.519      $ 5.742        55,543
                              2003       $ 5.742      $ 7.301        56,221
                              2004       $ 7.301      $ 8.167        47,896
                              2005       $ 8.167      $ 8.743        45,470
                              2006       $ 8.743      $10.601        43,980
                              2007       $10.601      $11.371        43,494
                              2008       $11.371      $ 6.115        36,859
                              2009       $ 6.115      $ 7.821        34,839
                              2010       $ 7.821      $ 8.453        34,385
                              2011       $ 8.453      $ 7.906         8,925
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $11.498      $ 9.012        12,674
                              2003       $ 9.012      $10.499        11,600
                              2004       $10.499      $11.067         9,417
                              2005       $11.067      $12.328         8,599
                              2006       $12.328      $12.470        15,005
                              2007       $12.470      $12.196        14,150
                              2008       $12.196      $ 9.951        12,317
                              2009       $ 9.951      $12.338        12,097
                              2010       $12.338      $12.441        10,088
                              2011       $12.441      $12.098         9,958
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $ 8.868      $ 6.624        23,352
                              2003       $ 6.624      $ 8.137        14,453
                              2004       $ 8.137      $ 9.736        12,937
                              2005       $ 9.736      $10.402        10,690
                              2006       $10.402      $13.003         9,041
                              2007       $13.003      $15.346         8,386
                              2008       $15.346      $10.496         2,339
                              2009       $10.496      $11.088         1,516
                              2010       $11.088      $11.111           952
                              2011       $11.111      $10.342           801

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.014      $ 7.186       287,312
                              2003       $ 7.186      $ 9.007       267,368
                              2004       $ 9.007      $ 9.848       248,925
                              2005       $ 9.848      $10.197       229,193
                              2006       $10.197      $11.631       207,019
                              2007       $11.631      $10.753       185,835
                              2008       $10.753      $ 6.486       151,274
                              2009       $ 6.486      $ 8.285       133,382
                              2010       $ 8.285      $ 9.325       123,673
                              2011       $ 9.325      $ 8.750        94,855
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2002       $ 4.973      $ 3.450        24,337
                              2003       $ 3.450      $ 4.178        21,287
                              2004       $ 4.178      $ 4.182        15,731
                              2005       $ 4.182      $ 4.285        12,685
                              2006       $ 4.285      $ 4.577         7,952
                              2007       $ 4.577      $ 4.747         7,525
                              2008       $ 4.747      $ 2.911         2,125
                              2009       $ 2.911      $ 4.034           779
                              2010       $ 4.034      $ 4.657           745
                              2011       $ 4.657      $ 4.394        35,783
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $ 9.164      $ 8.952        28,840
                              2003       $ 8.952      $11.147         3,982
                              2004       $11.147      $12.126        29,446
                              2005       $12.126      $12.301        17,762
                              2006       $12.301      $13.379         8,836
                              2007       $13.379      $13.532         7,711
                              2008       $13.532      $ 9.844         6,310
                              2009       $ 9.844      $14.548         6,980
                              2010       $14.548      $16.325         6,004
                              2011       $16.325      $16.347        15,222
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.930      $11.603       145,489
                              2003       $11.603      $11.923       144,194
                              2004       $11.923      $12.252       123,959
                              2005       $12.252      $12.341       118,411
                              2006       $12.341      $12.693        99,102
                              2007       $12.693      $13.141       107,093
                              2008       $13.141      $ 9.837        90,516
                              2009       $ 9.837      $14.196       101,265
                              2010       $14.196      $15.348        92,210
                              2011       $15.348      $15.858        45,685
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.076      $ 8.163        59,992
                              2003       $ 8.163      $10.324        56,837
                              2004       $10.324      $11.804        49,613
                              2005       $11.804      $13.033        44,803
                              2006       $13.033      $16.380        35,519
                              2007       $16.380      $17.465        29,519
                              2008       $17.465      $ 9.632        26,574
                              2009       $ 9.632      $11.812        19,734
                              2010       $11.812      $12.789        18,177
                              2011       $12.789      $10.453        15,299

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2002       $ 7.717      $ 6.559         1,639
                              2003       $ 6.559      $ 8.597           348
                              2004       $ 8.597      $ 9.588           299
                              2005       $ 9.588      $11.168           299
                              2006       $11.168      $13.862           299
                              2007       $13.862      $15.441           299
                              2008       $15.441      $ 8.739           299
                              2009       $ 8.739      $11.898           299
                              2010       $11.898      $13.137           262
                              2011       $13.137      $10.613        14,287
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2002       $ 8.562      $ 7.265        11,666
                              2003       $ 7.265      $ 9.855         7,490
                              2004       $ 9.855      $11.731         5,916
                              2005       $11.731      $13.172        10,319
                              2006       $13.172      $16.491        11,544
                              2007       $16.491      $17.363        10,839
                              2008       $17.363      $ 9.222         9,484
                              2009       $ 9.222      $11.451         7,411
                              2010       $11.451      $12.070         6,727
                              2011       $12.070      $10.241         3,032
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $ 7.245      $ 5.427        76,770
                              2003       $ 5.427      $ 6.789        70,499
                              2004       $ 6.789      $ 7.525        62,676
                              2005       $ 7.525      $ 8.057        57,170
                              2006       $ 8.057      $ 9.033        51,884
                              2007       $ 9.033      $ 8.429        48,032
                              2008       $ 8.429      $ 5.014        33,772
                              2009       $ 5.014      $ 6.454        43,760
                              2010       $ 6.454      $ 7.235        33,952
                              2011       $ 7.235      $ 7.123        26,408
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.930      $10.884        40,538
                              2003       $10.884      $10.763        12,470
                              2004       $10.763      $10.661         7,409
                              2005       $10.661      $10.756             3
                              2006       $10.756      $11.050         9,521
                              2007       $11.050      $11.392         8,796
                              2008       $11.392      $11.498         8,362
                              2009       $11.498      $11.337         7,244
                              2010       $11.337      $11.160         3,780
                              2011       $11.160      $10.983         3,448

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $ 7.870      $ 5.381        48,952
                              2003       $ 5.381      $ 7.012        39,799
                              2004       $ 7.012      $ 7.612        38,606
                              2005       $ 7.612      $ 8.239        36,585
                              2006       $ 8.239      $ 8.802        27,442
                              2007       $ 8.802      $ 9.157        26,855
                              2008       $ 9.157      $ 5.519        21,843
                              2009       $ 5.519      $ 7.176        14,971
                              2010       $ 7.176      $ 8.443        24,497
                              2011       $ 8.443      $ 7.886        20,415
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2003       $10.000      $12.771         1,500
                              2004       $12.771      $14.507           681
                              2005       $14.507      $16.052         3,938
                              2006       $16.052      $18.176         3,889
                              2007       $18.176      $18.185         3,219
                              2008       $18.185      $10.230         3,009
                              2009       $10.230      $13.993         2,571
                              2010       $13.993      $17.082         2,571
                              2011       $17.082      $15.948         2,571
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.818      $ 8.984        56,903
                              2003       $ 8.984      $11.711        53,485
                              2004       $11.711      $13.302        51,223
                              2005       $13.302      $13.861        58,478
                              2006       $13.861      $15.824        55,987
                              2007       $15.824      $14.808        42,388
                              2008       $14.808      $ 8.049        37,780
                              2009       $ 8.049      $ 7.579             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2002       $ 5.125      $ 3.418        20,605
                              2003       $ 3.418      $ 4.564        17,041
                              2004       $ 4.564      $ 4.875        16,969
                              2005       $ 4.875      $ 5.174        12,514
                              2006       $ 5.174      $ 5.723        12,164
                              2007       $ 5.723      $ 6.345        10,257
                              2008       $ 6.345      $ 3.393         8,876
                              2009       $ 3.393      $ 3.292             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $ 8.976      $ 6.871        81,751
                              2003       $ 6.871      $ 8.473        77,529
                              2004       $ 8.473      $ 8.968        68,075
                              2005       $ 8.968      $ 9.268        65,231
                              2006       $ 9.268      $10.151        52,405
                              2007       $10.151      $10.044        49,558
                              2008       $10.044      $ 6.074        32,781
                              2009       $ 6.074      $ 7.960        20,642
                              2010       $ 7.960      $ 9.115        19,319
                              2011       $ 9.115      $ 8.813        14,751
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $14.733      $11.848        30,539
                              2003       $11.848      $17.447        30,622
                              2004       $17.447      $21.668        32,695
                              2005       $21.668      $22.822        29,074
                              2006       $22.822      $26.342        19,914
                              2007       $26.342      $22.621        11,923
                              2008       $22.621      $13.497        11,487
                              2009       $13.497      $17.469        10,096
                              2010       $17.469      $21.657         9,644
                              2011       $21.657      $20.304        14,439
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $ 8.741      $ 5.969        27,946
                              2003       $ 5.969      $ 7.821        22,759
                              2004       $ 7.821      $ 9.128        21,914
                              2005       $ 9.128      $10.074        20,741
                              2006       $10.074      $10.454        15,145
                              2007       $10.454      $10.677        14,326
                              2008       $10.677      $ 5.721        12,824
                              2009       $ 5.721      $ 7.811        13,995
                              2010       $ 7.811      $ 8.926             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 9.025      $ 6.524       170,627
                              2003       $ 6.524      $ 8.019       161,054
                              2004       $ 8.019      $ 8.288       156,124
                              2005       $ 8.288      $ 8.620       141,404
                              2006       $ 8.620      $ 8.944       111,914
                              2007       $ 8.944      $ 9.286       100,010
                              2008       $ 9.286      $ 5.753        88,404
                              2009       $ 5.753      $ 9.279        73,099
                              2010       $ 9.279      $11.029        64,919
                              2011       $11.029      $ 8.916        49,554


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR CONTRACTS -
                                      SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                   DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

                           MORTALITY & EXPENSE = 1.6


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2002       $ 6.391      $ 6.847       187,268
                              2003       $ 6.847      $ 6.842       215,851
                              2004       $ 6.842      $ 6.911       171,143
                              2005       $ 6.911      $ 6.893       165,360
                              2006       $ 6.893      $ 7.002       134,391
                              2007       $ 7.002      $ 7.465       131,338
                              2008       $ 7.465      $ 7.368       116,386
                              2009       $ 7.368      $ 8.772       149,247
                              2010       $ 8.772      $ 9.077       130,286
                              2011       $ 9.077      $ 9.539        77,444
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2002       $ 7.737      $ 5.912        39,251
                              2003       $ 5.912      $ 7.260        42,080
                              2004       $ 7.260      $ 8.194        42,311
                              2005       $ 8.194      $ 8.698        42,106
                              2006       $ 8.698      $ 9.614        36,308
                              2007       $ 9.614      $ 8.802        23,570
                              2008       $ 8.802      $ 5.336        19,584
                              2009       $ 5.336      $ 4.962             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2003       $10.000      $12.902            27
                              2004       $12.902      $14.996         1,022
                              2005       $14.996      $16.256         2,863
                              2006       $16.256      $18.430         3,640
                              2007       $18.430      $16.402        14,554
                              2008       $16.402      $10.461        11,318
                              2009       $10.461      $14.989        11,444
                              2010       $14.989      $19.106        13,268
                              2011       $19.106      $17.653        16,205

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2002       $ 4.981      $ 3.452       161,257
                              2003       $ 3.452      $ 4.484       161,017
                              2004       $ 4.484      $ 4.746       156,120
                              2005       $ 4.746      $ 5.009       158,026
                              2006       $ 5.009      $ 5.474       137,485
                              2007       $ 5.474      $ 5.942       137,257
                              2008       $ 5.942      $ 3.315       116,435
                              2009       $ 3.315      $ 3.246             0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2002       $ 9.888      $10.305        59,971
                              2003       $10.305      $12.173        70,875
                              2004       $12.173      $13.080        75,739
                              2005       $13.080      $13.264        81,885
                              2006       $13.264      $13.874        79,639
                              2007       $13.874      $14.215        99,655
                              2008       $14.215      $ 9.677        49,555
                              2009       $ 9.677      $14.793        46,397
                              2010       $14.793      $16.401        39,935
                              2011       $16.401      $15.628        32,904
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2003       $10.000      $12.020         1,491
                              2004       $12.020      $13.226        10,627
                              2005       $13.226      $13.732        19,569
                              2006       $13.732      $16.059        23,093
                              2007       $16.059      $16.304        24,118
                              2008       $16.304      $11.047        25,271
                              2009       $11.047      $13.854        66,940
                              2010       $13.854      $15.351        54,642
                              2011       $15.351      $15.396        46,420
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $ 9.932      $ 8.918       191,386
                              2003       $ 8.918      $10.271       194,480
                              2004       $10.271      $10.936       184,535
                              2005       $10.936      $11.192       153,844
                              2006       $11.192      $12.326       133,977
                              2007       $12.326      $12.243       112,025
                              2008       $12.243      $ 7.141        89,344
                              2009       $ 7.141      $ 8.828        70,560
                              2010       $ 8.828      $ 9.627        65,055
                              2011       $ 9.627      $ 9.736        60,755

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $ 9.030      $ 7.773        24,409
                              2003       $ 7.773      $ 9.324        36,087
                              2004       $ 9.324      $10.010        36,815
                              2005       $10.010      $10.537        51,403
                              2006       $10.537      $11.703        49,281
                              2007       $11.703      $11.853        61,918
                              2008       $11.853      $ 7.777        44,359
                              2009       $ 7.777      $10.346        27,190
                              2010       $10.346      $11.676        19,253
                              2011       $11.676      $11.442        13,232
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2002       $ 7.496      $ 5.724        75,357
                              2003       $ 5.724      $ 7.279        83,318
                              2004       $ 7.279      $ 8.143        82,836
                              2005       $ 8.143      $ 8.716        72,433
                              2006       $ 8.716      $10.569        70,555
                              2007       $10.569      $11.337        63,679
                              2008       $11.337      $ 6.097        50,223
                              2009       $ 6.097      $ 7.797        46,562
                              2010       $ 7.797      $ 8.427        43,187
                              2011       $ 8.427      $ 7.882        32,602
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $11.463      $ 8.985           178
                              2003       $ 8.985      $10.467       173,437
                              2004       $10.467      $11.033       167,338
                              2005       $11.033      $12.290       153,595
                              2006       $12.290      $12.432       142,490
                              2007       $12.432      $12.158       124,275
                              2008       $12.158      $ 9.921       104,649
                              2009       $ 9.921      $12.301       101,153
                              2010       $12.301      $12.403        98,832
                              2011       $12.403      $12.061        93,098
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $ 8.841      $ 6.604        36,905
                              2003       $ 6.604      $ 8.112        37,816
                              2004       $ 8.112      $ 9.706        42,783
                              2005       $ 9.706      $10.371        46,305
                              2006       $10.371      $12.964        42,811
                              2007       $12.964      $15.299        40,172
                              2008       $15.299      $10.464        38,054
                              2009       $10.464      $11.054        36,504
                              2010       $11.054      $11.077        19,662
                              2011       $11.077      $10.311        15,570

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 8.987      $ 7.164       579,916
                              2003       $ 7.164      $ 8.979       596,755
                              2004       $ 8.979      $ 9.818       553,824
                              2005       $ 9.818      $10.166       494,686
                              2006       $10.166      $11.596       443,169
                              2007       $11.596      $10.720       387,564
                              2008       $10.720      $ 6.466       272,690
                              2009       $ 6.466      $ 8.260       245,610
                              2010       $ 8.260      $ 9.296       205,615
                              2011       $ 9.296      $ 8.723       186,545
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2002       $ 4.963      $ 3.443       109,422
                              2003       $ 3.443      $ 4.170       110,918
                              2004       $ 4.170      $ 4.175       108,812
                              2005       $ 4.175      $ 4.277       107,163
                              2006       $ 4.277      $ 4.568       101,585
                              2007       $ 4.568      $ 4.738        88,816
                              2008       $ 4.738      $ 2.905        79,438
                              2009       $ 2.905      $ 4.027        80,445
                              2010       $ 4.027      $ 4.648        75,563
                              2011       $ 4.648      $ 4.385        84,882
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $ 9.137      $ 8.925        73,000
                              2003       $ 8.925      $11.114        95,583
                              2004       $11.114      $12.089        87,958
                              2005       $12.089      $12.264        89,337
                              2006       $12.264      $13.338        61,626
                              2007       $13.338      $13.491        54,334
                              2008       $13.491      $ 9.814        37,127
                              2009       $ 9.814      $14.504        35,105
                              2010       $14.504      $16.276        35,691
                              2011       $16.276      $16.297        31,417
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $10.900      $11.568       197,297
                              2003       $11.568      $11.886       223,305
                              2004       $11.886      $12.215       188,848
                              2005       $12.215      $12.304       161,754
                              2006       $12.304      $12.655       150,628
                              2007       $12.655      $13.101       145,586
                              2008       $13.101      $ 9.807       118,283
                              2009       $ 9.807      $14.153       100,166
                              2010       $14.153      $15.301        92,228
                              2011       $15.301      $15.810        75,825

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.046      $ 8.138       216,076
                              2003       $ 8.138      $10.293       229,614
                              2004       $10.293      $11.768       223,965
                              2005       $11.768      $12.993       224,032
                              2006       $12.993      $16.330       187,424
                              2007       $16.330      $17.412       185,820
                              2008       $17.412      $ 9.602       172,799
                              2009       $ 9.602      $11.776       154,380
                              2010       $11.776      $12.750       133,159
                              2011       $12.750      $10.422       123,316
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2002       $ 7.694      $ 6.539        77,000
                              2003       $ 6.539      $ 8.571        82,892
                              2004       $ 8.571      $ 9.559        81,424
                              2005       $ 9.559      $11.134        75,116
                              2006       $11.134      $13.820        67,622
                              2007       $13.820      $15.394        49,837
                              2008       $15.394      $ 8.713        43,363
                              2009       $ 8.713      $11.862        31,588
                              2010       $11.862      $13.097        26,699
                              2011       $13.097      $10.581        28,070
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2002       $ 8.536      $ 7.243        59,792
                              2003       $ 7.243      $ 9.825        68,469
                              2004       $ 9.825      $11.696        72,003
                              2005       $11.696      $13.132        74,370
                              2006       $13.132      $16.441        63,854
                              2007       $16.441      $17.310        57,739
                              2008       $17.310      $ 9.194        41,298
                              2009       $ 9.194      $11.416        39,713
                              2010       $11.416      $12.034        29,397
                              2011       $12.034      $10.210        26,069
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $ 7.223      $ 5.410       239,587
                              2003       $ 5.410      $ 6.769       219,639
                              2004       $ 6.769      $ 7.502       204,767
                              2005       $ 7.502      $ 8.033       210,606
                              2006       $ 8.033      $ 9.006       203,862
                              2007       $ 9.006      $ 8.403       201,695
                              2008       $ 8.403      $ 4.998       175,887
                              2009       $ 4.998      $ 6.435       160,752
                              2010       $ 6.435      $ 7.213       129,124
                              2011       $ 7.213      $ 7.101       118,241
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.897      $10.850       102,726
                              2003       $10.850      $10.731        91,367
                              2004       $10.731      $10.629        59,248
                              2005       $10.629      $10.724        74,111
                              2006       $10.724      $11.016        47,202
                              2007       $11.016      $11.358        49,557
                              2008       $11.358      $11.463        45,219
                              2009       $11.463      $11.303        52,384
                              2010       $11.303      $11.126        29,386
                              2011       $11.126      $10.950        29,963

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $ 7.846      $ 5.365       201,559
                              2003       $ 5.365      $ 6.991       214,315
                              2004       $ 6.991      $ 7.588       210,143
                              2005       $ 7.588      $ 8.214       209,171
                              2006       $ 8.214      $ 8.775       167,422
                              2007       $ 8.775      $ 9.129       124,797
                              2008       $ 9.129      $ 5.502       103,287
                              2009       $ 5.502      $ 7.154       150,381
                              2010       $ 7.154      $ 8.417       200,077
                              2011       $ 8.417      $ 7.862       170,750
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2003       $10.000      $12.771         1,500
                              2004       $12.771      $14.507         6,501
                              2005       $14.507      $16.052        10,076
                              2006       $16.052      $18.176        17,995
                              2007       $18.176      $18.185        12,775
                              2008       $18.185      $10.230        14,689
                              2009       $10.230      $13.993        12,679
                              2010       $13.993      $17.082        10,281
                              2011       $17.082      $15.948         4,978
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $10.785      $ 8.957       144,878
                              2003       $ 8.957      $11.676       156,320
                              2004       $11.676      $13.261       149,771
                              2005       $13.261      $13.819       148,585
                              2006       $13.819      $15.776       117,043
                              2007       $15.776      $14.763       100,178
                              2008       $14.763      $ 8.025        84,309
                              2009       $ 8.025      $ 7.556             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2002       $ 5.109      $ 3.407       137,806
                              2003       $ 3.407      $ 4.550       135,631
                              2004       $ 4.550      $ 4.860       145,268
                              2005       $ 4.860      $ 5.158       131,998
                              2006       $ 5.158      $ 5.705       106,153
                              2007       $ 5.705      $ 6.326        82,708
                              2008       $ 6.326      $ 3.383        74,733
                              2009       $ 3.383      $ 3.282             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $ 8.949      $ 6.850       169,741
                              2003       $ 6.850      $ 8.448       180,864
                              2004       $ 8.448      $ 8.941       167,685
                              2005       $ 8.941      $ 9.239       155,585
                              2006       $ 9.239      $10.120       116,357
                              2007       $10.120      $10.013       101,333
                              2008       $10.013      $ 6.055        88,054
                              2009       $ 6.055      $ 7.935        86,246
                              2010       $ 7.935      $ 9.087        62,943
                              2011       $ 9.087      $ 8.786        51,486
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $14.688      $11.812        92,560
                              2003       $11.812      $17.394        95,099
                              2004       $17.394      $21.602        88,366
                              2005       $21.602      $22.753        90,561
                              2006       $22.753      $26.262        81,273
                              2007       $26.262      $22.553        70,897
                              2008       $22.553      $13.456        49,533
                              2009       $13.456      $17.416        35,897
                              2010       $17.416      $21.591        29,873
                              2011       $21.591      $20.242        27,811
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $ 8.714      $ 5.951        88,637
                              2003       $ 5.951      $ 7.798       111,650
                              2004       $ 7.798      $ 9.101       115,031
                              2005       $ 9.101      $10.043       120,189
                              2006       $10.043      $10.422       105,352
                              2007       $10.422      $10.645        76,735
                              2008       $10.645      $ 5.704        65,687
                              2009       $ 5.704      $ 7.787        77,292
                              2010       $ 7.787      $ 8.899             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 8.998      $ 6.505       356,940
                              2003       $ 6.505      $ 7.995       378,439
                              2004       $ 7.995      $ 8.263       355,429
                              2005       $ 8.263      $ 8.594       297,301
                              2006       $ 8.594      $ 8.916       262,623
                              2007       $ 8.916      $ 9.257       224,540
                              2008       $ 9.257      $ 5.736       168,498
                              2009       $ 5.736      $ 9.250       149,146
                              2010       $ 9.250      $10.996       125,488
                              2011       $10.996      $ 8.889       154,543


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                WITH THE ENHANCED BENEFICIARY PROTECTION OPTION

                          MORTALITY & EXPENSE = 1.75


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2002       $11.388      $12.181       325,939
                              2003       $12.181      $12.153       292,065
                              2004       $12.153      $12.258       197,064
                              2005       $12.258      $12.208       168,612
                              2006       $12.208      $12.381       136,030
                              2007       $12.381      $13.180       118,924
                              2008       $13.180      $12.988       144,430
                              2009       $12.988      $15.441       142,609
                              2010       $15.441      $15.953       119,089
                              2011       $15.953      $16.740        88,178
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2002       $ 7.714      $ 5.885       137,331
                              2003       $ 5.885      $ 7.215       123,942
                              2004       $ 7.215      $ 8.131       131,534
                              2005       $ 8.131      $ 8.619       114,536
                              2006       $ 8.619      $ 9.512        78,357
                              2007       $ 9.512      $ 8.695        81,721
                              2008       $ 8.695      $ 5.263        68,837
                              2009       $ 5.263      $ 4.893             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2003       $10.000      $12.889           986
                              2004       $12.889      $14.958         3,404
                              2005       $14.958      $16.190        12,948
                              2006       $16.190      $18.328        13,006
                              2007       $18.328      $16.286         4,227
                              2008       $16.286      $10.370         5,700
                              2009       $10.370      $14.837         6,298
                              2010       $14.837      $18.884         7,442
                              2011       $18.884      $17.421         9,254

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2002       $ 4.966      $ 3.436       275,545
                              2003       $ 3.436      $ 4.456       193,696
                              2004       $ 4.456      $ 4.710       193,416
                              2005       $ 4.710      $ 4.963       161,791
                              2006       $ 4.963      $ 5.416       142,170
                              2007       $ 5.416      $ 5.870       136,042
                              2008       $ 5.870      $ 3.270       101,396
                              2009       $ 3.270      $ 3.201             0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2002       $ 9.920      $10.322       273,776
                              2003       $10.322      $12.175       288,657
                              2004       $12.175      $13.063       262,468
                              2005       $13.063      $13.226       238,383
                              2006       $13.226      $13.813       232,374
                              2007       $13.813      $14.131       218,313
                              2008       $14.131      $ 9.605       186,647
                              2009       $ 9.605      $14.661       169,647
                              2010       $14.661      $16.230       141,778
                              2011       $16.230      $15.442       110,500
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2003       $10.000      $12.008        29,726
                              2004       $12.008      $13.192        49,124
                              2005       $13.192      $13.676        64,547
                              2006       $13.676      $15.969       104,696
                              2007       $15.969      $16.189        81,701
                              2008       $16.189      $10.952        77,107
                              2009       $10.952      $13.714       225,031
                              2010       $13.714      $15.173       194,674
                              2011       $15.173      $15.194       153,800
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $11.339      $10.166       377,145
                              2003       $10.166      $11.690       373,651
                              2004       $11.690      $12.428       409,390
                              2005       $12.428      $12.700       397,276
                              2006       $12.700      $13.966       375,293
                              2007       $13.966      $13.851       357,017
                              2008       $13.851      $ 8.067       307,956
                              2009       $ 8.067      $ 9.956       276,864
                              2010       $ 9.956      $10.841       240,786
                              2011       $10.841      $10.947       202,109

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $ 8.703      $ 7.480        37,630
                              2003       $ 7.480      $ 8.958        48,221
                              2004       $ 8.958      $ 9.603        82,360
                              2005       $ 9.603      $10.094        83,236
                              2006       $10.094      $11.193        88,876
                              2007       $11.193      $11.319        94,623
                              2008       $11.319      $ 7.415        67,139
                              2009       $ 7.415      $ 9.850        62,727
                              2010       $ 9.850      $11.099        47,004
                              2011       $11.099      $10.860        32,515
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2002       $ 4.891      $ 3.729       440,224
                              2003       $ 3.729      $ 4.735       400,357
                              2004       $ 4.735      $ 5.288       381,278
                              2005       $ 5.288      $ 5.652       343,924
                              2006       $ 5.652      $ 6.843       345,863
                              2007       $ 6.843      $ 7.329       321,148
                              2008       $ 7.329      $ 3.935       290,629
                              2009       $ 3.935      $ 5.025       277,231
                              2010       $ 5.025      $ 5.423       215,321
                              2011       $ 5.423      $ 5.064       133,710
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $ 9.467      $ 7.409       366,791
                              2003       $ 7.409      $ 8.618       375,307
                              2004       $ 8.618      $ 9.071       321,715
                              2005       $ 9.071      $10.089       306,481
                              2006       $10.089      $10.189       286,908
                              2007       $10.189      $ 9.950       252,195
                              2008       $ 9.950      $ 8.107       200,709
                              2009       $ 8.107      $10.036       178,152
                              2010       $10.036      $10.104       132,651
                              2011       $10.104      $ 9.810       106,321
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $ 9.070      $ 6.764       123,185
                              2003       $ 6.764      $ 8.296       101,150
                              2004       $ 8.296      $ 9.911        90,551
                              2005       $ 9.911      $10.573        88,668
                              2006       $10.573      $13.197        94,071
                              2007       $13.197      $15.551        91,133
                              2008       $15.551      $10.620        78,908
                              2009       $10.620      $11.202        72,255
                              2010       $11.202      $11.208        62,096
                              2011       $11.208      $10.417        42,838

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.843      $ 8.630      1,250,015
                              2003       $ 8.630      $10.801      1,201,441
                              2004       $10.801      $11.792      1,121,438
                              2005       $11.792      $12.192        981,860
                              2006       $12.192      $13.885        836,087
                              2007       $13.885      $12.817        683,972
                              2008       $12.817      $ 7.719        540,141
                              2009       $ 7.719      $ 9.845        475,522
                              2010       $ 9.845      $11.064        397,508
                              2011       $11.064      $10.366        302,880
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2002       $ 4.999      $ 3.463        312,069
                              2003       $ 3.463      $ 4.187        267,854
                              2004       $ 4.187      $ 4.186        267,060
                              2005       $ 4.186      $ 4.281        235,906
                              2006       $ 4.281      $ 4.566        181,283
                              2007       $ 4.566      $ 4.729        200,598
                              2008       $ 4.729      $ 2.895        188,560
                              2009       $ 2.895      $ 4.006        189,102
                              2010       $ 4.006      $ 4.618        137,154
                              2011       $ 4.618      $ 4.350        130,164
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $ 9.095      $ 8.871        333,854
                              2003       $ 8.871      $11.030        406,366
                              2004       $11.030      $11.979        251,877
                              2005       $11.979      $12.135        222,734
                              2006       $12.135      $13.177        174,453
                              2007       $13.177      $13.307        153,576
                              2008       $13.307      $ 9.666        122,106
                              2009       $ 9.666      $14.263        112,932
                              2010       $14.263      $15.981         98,864
                              2011       $15.981      $15.978         73,736
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $11.087      $11.752        549,809
                              2003       $11.752      $12.057        531,203
                              2004       $12.057      $12.371        506,193
                              2005       $12.371      $12.442        467,708
                              2006       $12.442      $12.778        406,352
                              2007       $12.778      $13.208        365,153
                              2008       $13.208      $ 9.872        274,978
                              2009       $ 9.872      $14.225        254,330
                              2010       $14.225      $15.356        225,500
                              2011       $15.356      $15.842        123,333

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 6.843      $ 5.535       709,304
                              2003       $ 5.535      $ 6.990       617,289
                              2004       $ 6.990      $ 7.980       552,423
                              2005       $ 7.980      $ 8.797       512,392
                              2006       $ 8.797      $11.040       524,194
                              2007       $11.040      $11.753       463,440
                              2008       $11.753      $ 6.472       399,398
                              2009       $ 6.472      $ 7.925       377,726
                              2010       $ 7.925      $ 8.567       296,170
                              2011       $ 8.567      $ 6.992       244,401
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2002       $ 3.956      $ 3.357       239,300
                              2003       $ 3.357      $ 4.394       223,013
                              2004       $ 4.394      $ 4.893       222,662
                              2005       $ 4.893      $ 5.691       240,224
                              2006       $ 5.691      $ 7.052       248,280
                              2007       $ 7.052      $ 7.844       279,110
                              2008       $ 7.844      $ 4.433       308,232
                              2009       $ 4.433      $ 6.026       293,574
                              2010       $ 6.026      $ 6.643       148,441
                              2011       $ 6.643      $ 5.359       112,409
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2002       $ 8.112      $ 6.873       140,517
                              2003       $ 6.873      $ 9.308       148,747
                              2004       $ 9.308      $11.064       159,779
                              2005       $11.064      $12.404       164,928
                              2006       $12.404      $15.506       206,480
                              2007       $15.506      $16.300       207,057
                              2008       $16.300      $ 8.644       173,115
                              2009       $ 8.644      $10.717       157,444
                              2010       $10.717      $11.280       136,964
                              2011       $11.280      $ 9.556       107,281
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $ 6.342      $ 4.743       824,942
                              2003       $ 4.743      $ 5.925       711,242
                              2004       $ 5.925      $ 6.558       676,105
                              2005       $ 6.558      $ 7.010       546,834
                              2006       $ 7.010      $ 7.848       515,215
                              2007       $ 7.848      $ 7.311       416,172
                              2008       $ 7.311      $ 4.342       317,109
                              2009       $ 4.342      $ 5.582       369,611
                              2010       $ 5.582      $ 6.247       292,140
                              2011       $ 6.247      $ 6.141       278,556
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.550      $10.489       359,953
                              2003       $10.489      $10.358       161,452
                              2004       $10.358      $10.243       135,614
                              2005       $10.243      $10.319        95,278
                              2006       $10.319      $10.585        76,037
                              2007       $10.585      $10.896        76,234
                              2008       $10.896      $10.980       150,266
                              2009       $10.980      $10.811       121,303
                              2010       $10.811      $10.625        65,237
                              2011       $10.625      $10.441        51,356

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $ 4.663      $ 3.183       955,865
                              2003       $ 3.183      $ 4.142       955,260
                              2004       $ 4.142      $ 4.489       873,060
                              2005       $ 4.489      $ 4.852       777,904
                              2006       $ 4.852      $ 5.175       654,690
                              2007       $ 5.175      $ 5.376       591,366
                              2008       $ 5.376      $ 3.235       433,594
                              2009       $ 3.235      $ 4.200       483,267
                              2010       $ 4.200      $ 4.934       776,498
                              2011       $ 4.934      $ 4.601       596,556
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2003       $10.000      $12.758         3,530
                              2004       $12.758      $14.471        18,001
                              2005       $14.471      $15.987        31,609
                              2006       $15.987      $18.074        41,010
                              2007       $18.074      $18.056        41,529
                              2008       $18.056      $10.142        35,510
                              2009       $10.142      $13.851        35,920
                              2010       $13.851      $16.883        29,809
                              2011       $16.883      $15.739        23,661
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $13.551      $11.237       267,754
                              2003       $11.237      $14.626       283,188
                              2004       $14.626      $16.587       281,236
                              2005       $16.587      $17.258       277,259
                              2006       $17.258      $19.672       253,294
                              2007       $19.672      $18.381       212,567
                              2008       $18.381      $ 9.976       180,801
                              2009       $ 9.976      $ 9.391             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2002       $ 2.183      $ 1.454       633,841
                              2003       $ 1.454      $ 1.939       707,399
                              2004       $ 1.939      $ 2.067       690,620
                              2005       $ 2.067      $ 2.191       580,334
                              2006       $ 2.191      $ 2.419       582,210
                              2007       $ 2.419      $ 2.678       530,128
                              2008       $ 2.678      $ 1.430       475,576
                              2009       $ 1.430      $ 1.387             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $ 8.220      $ 6.283        462,739
                              2003       $ 6.283      $ 7.736        435,686
                              2004       $ 7.736      $ 8.176        412,291
                              2005       $ 8.176      $ 8.436        354,547
                              2006       $ 8.436      $ 9.226        321,217
                              2007       $ 9.226      $ 9.114        264,785
                              2008       $ 9.114      $ 5.503        232,768
                              2009       $ 5.503      $ 7.201        208,886
                              2010       $ 7.201      $ 8.234        185,021
                              2011       $ 8.234      $ 7.949        144,645
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $13.903      $11.164        264,219
                              2003       $11.164      $16.414        271,921
                              2004       $16.414      $20.354        266,870
                              2005       $20.354      $21.406        232,156
                              2006       $21.406      $24.670        198,017
                              2007       $24.670      $21.153        157,968
                              2008       $21.153      $12.602        136,599
                              2009       $12.602      $16.285        129,467
                              2010       $16.285      $20.158        110,679
                              2011       $20.158      $18.870         80,289
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $ 5.544      $ 3.780        473,879
                              2003       $ 3.780      $ 4.946        476,786
                              2004       $ 4.946      $ 5.763        487,877
                              2005       $ 5.763      $ 6.351        430,561
                              2006       $ 6.351      $ 6.580        366,470
                              2007       $ 6.580      $ 6.710        286,008
                              2008       $ 6.710      $ 3.590        249,118
                              2009       $ 3.590      $ 4.894        415,459
                              2010       $ 4.894      $ 5.586              0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.105      $ 4.407      1,368,174
                              2003       $ 4.407      $ 5.408      1,535,250
                              2004       $ 5.408      $ 5.581      1,426,772
                              2005       $ 5.581      $ 5.796      1,261,650
                              2006       $ 5.796      $ 6.004      1,060,266
                              2007       $ 6.004      $ 6.224        912,398
                              2008       $ 6.224      $ 3.851        706,555
                              2009       $ 3.851      $ 6.201        623,067
                              2010       $ 6.201      $ 7.359        486,267
                              2011       $ 7.359      $ 5.940        421,236


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

                           MORTALITY & EXPENSE = 1.8


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2002       $11.405      $12.192        30,818
                              2003       $12.192      $12.159        36,851
                              2004       $12.159      $12.258        42,040
                              2005       $12.258      $12.201        28,884
                              2006       $12.201      $12.367        15,770
                              2007       $12.367      $13.159        11,438
                              2008       $13.159      $12.961        19,505
                              2009       $12.961      $15.401         4,123
                              2010       $15.401      $15.904         4,146
                              2011       $15.904      $16.680         3,132
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2002       $ 7.718      $ 5.885         6,970
                              2003       $ 5.885      $ 7.212         2,569
                              2004       $ 7.212      $ 8.123         2,331
                              2005       $ 8.123      $ 8.606        12,088
                              2006       $ 8.606      $ 9.493         1,925
                              2007       $ 9.493      $ 8.673         1,743
                              2008       $ 8.673      $ 5.247         1,489
                              2009       $ 5.247      $ 4.878             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2003       $10.000      $12.884         2,075
                              2004       $12.884      $14.945         2,075
                              2005       $14.945      $16.168         2,075
                              2006       $16.168      $18.294         2,075
                              2007       $18.294      $16.247         2,075
                              2008       $16.247      $10.341             0
                              2009       $10.341      $14.787             0
                              2010       $14.787      $18.810             0
                              2011       $18.810      $17.344             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2002       $ 4.969      $ 3.436        18,166
                              2003       $ 3.436      $ 4.454        10,935
                              2004       $ 4.454      $ 4.705        10,549
                              2005       $ 4.705      $ 4.956        10,311
                              2006       $ 4.956      $ 5.405        10,040
                              2007       $ 5.405      $ 5.855         9,873
                              2008       $ 5.855      $ 3.260         8,476
                              2009       $ 3.260      $ 3.191             0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2002       $ 9.935      $10.332        13,822
                              2003       $10.332      $12.181        21,229
                              2004       $12.181      $13.062        22,306
                              2005       $13.062      $13.219        23,617
                              2006       $13.219      $13.799        16,010
                              2007       $13.799      $14.109        28,247
                              2008       $14.109      $ 9.585        16,228
                              2009       $ 9.585      $14.623        25,610
                              2010       $14.623      $16.180        24,844
                              2011       $16.180      $15.386        14,267
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2003       $10.000      $12.004           727
                              2004       $12.004      $13.181         6,767
                              2005       $13.181      $13.657           727
                              2006       $13.657      $15.940         4,001
                              2007       $15.940      $16.150         3,247
                              2008       $16.150      $10.920         3,262
                              2009       $10.920      $13.668         9,820
                              2010       $13.668      $15.114         8,402
                              2011       $15.114      $15.127         8,200
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $11.356      $10.176        27,112
                              2003       $10.176      $11.695        29,144
                              2004       $11.695      $12.428        17,785
                              2005       $12.428      $12.693        15,957
                              2006       $12.693      $13.951         8,340
                              2007       $13.951      $13.829         7,745
                              2008       $13.829      $ 8.050         5,629
                              2009       $ 8.050      $ 9.931        10,313
                              2010       $ 9.931      $10.808        10,301
                              2011       $10.808      $10.907         7,294

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $ 8.864      $ 7.487             0
                              2003       $ 7.487      $ 8.962             0
                              2004       $ 8.962      $ 9.603             0
                              2005       $ 9.603      $10.088             0
                              2006       $10.088      $11.181             0
                              2007       $11.181      $11.301        13,246
                              2008       $11.301      $ 7.399        13,240
                              2009       $ 7.399      $ 9.824        16,653
                              2010       $ 9.824      $11.065        16,647
                              2011       $11.065      $10.821        16,641
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2002       $ 4.898      $ 3.732        13,511
                              2003       $ 3.732      $ 4.737        13,691
                              2004       $ 4.737      $ 5.288        13,317
                              2005       $ 5.288      $ 5.649        20,467
                              2006       $ 5.649      $ 6.835        12,687
                              2007       $ 6.835      $ 7.317        12,411
                              2008       $ 7.317      $ 3.927         8,013
                              2009       $ 3.927      $ 5.012         7,915
                              2010       $ 5.012      $ 5.406         7,493
                              2011       $ 5.406      $ 5.046         4,546
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $ 9.481      $ 7.416        15,195
                              2003       $ 7.416      $ 8.622        13,182
                              2004       $ 8.622      $ 9.070        13,317
                              2005       $ 9.070      $10.083        13,459
                              2006       $10.083      $10.178        13,212
                              2007       $10.178      $ 9.934        12,814
                              2008       $ 9.934      $ 8.090         9,236
                              2009       $ 8.090      $10.010         8,264
                              2010       $10.010      $10.072         6,252
                              2011       $10.072      $ 9.775         5,215
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $ 9.083      $ 6.771         1,591
                              2003       $ 6.771      $ 8.300         1,685
                              2004       $ 8.300      $ 9.911         1,660
                              2005       $ 9.911      $10.567         1,652
                              2006       $10.567      $13.183         4,503
                              2007       $13.183      $15.527         2,888
                              2008       $15.527      $10.598         2,796
                              2009       $10.598      $11.173         2,690
                              2010       $11.173      $11.173         2,605
                              2011       $11.173      $10.379         2,525

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.859      $ 8.639        53,020
                              2003       $ 8.639      $10.806        64,557
                              2004       $10.806      $11.791        59,363
                              2005       $11.791      $12.185        59,641
                              2006       $12.185      $13.870        51,871
                              2007       $13.870      $12.796        45,865
                              2008       $12.796      $ 7.703        37,070
                              2009       $ 7.703      $ 9.820        36,078
                              2010       $ 9.820      $11.029        34,943
                              2011       $11.029      $10.328        29,556
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2002       $ 5.007      $ 3.466         7,909
                              2003       $ 3.466      $ 4.189         8,177
                              2004       $ 4.189      $ 4.185        22,808
                              2005       $ 4.185      $ 4.279         9,996
                              2006       $ 4.279      $ 4.562        12,358
                              2007       $ 4.562      $ 4.721        11,910
                              2008       $ 4.721      $ 2.889         9,890
                              2009       $ 2.889      $ 3.996         8,527
                              2010       $ 3.996      $ 4.604         8,126
                              2011       $ 4.604      $ 4.335           355
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $ 9.109      $ 8.880        22,821
                              2003       $ 8.880      $11.035        23,514
                              2004       $11.035      $11.979        26,185
                              2005       $11.979      $12.128        24,816
                              2006       $12.128      $13.163        14,994
                              2007       $13.163      $13.286        12,601
                              2008       $13.286      $ 9.646         8,941
                              2009       $ 9.646      $14.226         3,517
                              2010       $14.226      $15.932         3,254
                              2011       $15.932      $15.920         2,477
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $11.103      $11.763        28,805
                              2003       $11.763      $12.062        21,508
                              2004       $12.062      $12.370        15,612
                              2005       $12.370      $12.435        14,592
                              2006       $12.435      $12.764        13,132
                              2007       $12.764      $13.188         6,951
                              2008       $13.188      $ 9.852         5,615
                              2009       $ 9.852      $14.188         5,354
                              2010       $14.188      $15.308         4,990
                              2011       $15.308      $15.785         2,106
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 6.853      $ 5.541        40,029
                              2003       $ 5.541      $ 6.993        37,136
                              2004       $ 6.993      $ 7.980        42,325
                              2005       $ 7.980      $ 8.792        45,879
                              2006       $ 8.792      $11.028        31,645
                              2007       $11.028      $11.735        27,464
                              2008       $11.735      $ 6.458        18,297
                              2009       $ 6.458      $ 7.904        14,413
                              2010       $ 7.904      $ 8.541        14,254
                              2011       $ 8.541      $ 6.967        11,044

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2002       $ 3.962      $ 3.360         3,435
                              2003       $ 3.360      $ 4.396         2,707
                              2004       $ 4.396      $ 4.893         3,649
                              2005       $ 4.893      $ 5.687         2,337
                              2006       $ 5.687      $ 7.045         4,201
                              2007       $ 7.045      $ 7.831         4,070
                              2008       $ 7.831      $ 4.423         1,025
                              2009       $ 4.423      $ 6.010         1,021
                              2010       $ 6.010      $ 6.622         1,017
                              2011       $ 6.622      $ 5.339         1,013
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2002       $ 8.124      $ 6.879         3,485
                              2003       $ 6.879      $ 9.312         9,427
                              2004       $ 9.312      $11.064         9,350
                              2005       $11.064      $12.397        10,037
                              2006       $12.397      $15.489         5,850
                              2007       $15.489      $16.275         5,225
                              2008       $16.275      $ 8.626         5,207
                              2009       $ 8.626      $10.690         5,176
                              2010       $10.690      $11.245         5,153
                              2011       $11.245      $ 9.521         5,134
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $ 6.351      $ 4.748        42,146
                              2003       $ 4.748      $ 5.928        41,889
                              2004       $ 5.928      $ 6.557        39,969
                              2005       $ 6.557      $ 7.006        39,706
                              2006       $ 7.006      $ 7.839        34,992
                              2007       $ 7.839      $ 7.300        27,819
                              2008       $ 7.300      $ 4.333        21,785
                              2009       $ 4.333      $ 5.567        21,334
                              2010       $ 5.567      $ 6.228        20,842
                              2011       $ 6.228      $ 6.119        17,022
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.566      $10.499        18,786
                              2003       $10.499      $10.362         9,975
                              2004       $10.362      $10.243         7,790
                              2005       $10.243      $10.313         6,833
                              2006       $10.313      $10.573         5,912
                              2007       $10.573      $10.879         4,738
                              2008       $10.879      $10.957        22,952
                              2009       $10.957      $10.783        37,293
                              2010       $10.783      $10.592        37,148
                              2011       $10.592      $10.403        23,757

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $ 4.670      $ 3.186        48,563
                              2003       $ 3.186      $ 4.144        44,765
                              2004       $ 4.144      $ 4.489        55,939
                              2005       $ 4.489      $ 4.849        42,407
                              2006       $ 4.849      $ 5.170        35,217
                              2007       $ 5.170      $ 5.367        29,808
                              2008       $ 5.367      $ 3.228        26,590
                              2009       $ 3.228      $ 4.189        31,816
                              2010       $ 4.189      $ 4.918        46,285
                              2011       $ 4.918      $ 4.584        39,509
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2003       $10.000      $12.753             0
                              2004       $12.753      $14.458             0
                              2005       $14.458      $15.965             0
                              2006       $15.965      $18.041         1,671
                              2007       $18.041      $18.014         1,132
                              2008       $18.014      $10.113         1,093
                              2009       $10.113      $13.804           944
                              2010       $13.804      $16.817           744
                              2011       $16.817      $15.670           682
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $13.571      $11.247        21,489
                              2003       $11.247      $14.632        22,190
                              2004       $14.632      $16.586        22,330
                              2005       $16.586      $17.248        19,800
                              2006       $17.248      $19.651        15,722
                              2007       $19.651      $18.352        14,670
                              2008       $18.352      $ 9.955         6,864
                              2009       $ 9.955      $ 9.371             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2002       $ 2.186      $ 1.455        75,747
                              2003       $ 1.455      $ 1.939        73,235
                              2004       $ 1.939      $ 2.067        47,032
                              2005       $ 2.067      $ 2.189        36,607
                              2006       $ 2.189      $ 2.417        24,764
                              2007       $ 2.417      $ 2.674        21,332
                              2008       $ 2.674      $ 1.427        16,582
                              2009       $ 1.427      $ 1.384             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $ 8.232      $ 6.289        29,847
                              2003       $ 6.289      $ 7.740        26,677
                              2004       $ 7.740      $ 8.175        26,253
                              2005       $ 8.175      $ 8.431        24,858
                              2006       $ 8.431      $ 9.216        19,141
                              2007       $ 9.216      $ 9.100        14,516
                              2008       $ 9.100      $ 5.492        14,212
                              2009       $ 5.492      $ 7.182         9,613
                              2010       $ 7.182      $ 8.208         9,484
                              2011       $ 8.208      $ 7.920         5,476
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $13.923      $11.174        27,802
                              2003       $11.174      $16.421        25,605
                              2004       $16.421      $20.353        20,098
                              2005       $20.353      $21.394        21,375
                              2006       $21.394      $24.643        17,744
                              2007       $24.643      $21.119        14,293
                              2008       $21.119      $12.575        12,828
                              2009       $12.575      $16.243        11,691
                              2010       $16.243      $20.096         9,401
                              2011       $20.096      $18.802         6,721
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $ 5.552      $ 3.784        32,676
                              2003       $ 3.784      $ 4.948        21,772
                              2004       $ 4.948      $ 5.763        22,087
                              2005       $ 5.763      $ 6.347        22,381
                              2006       $ 6.347      $ 6.573        23,693
                              2007       $ 6.573      $ 6.700        20,347
                              2008       $ 6.700      $ 3.583        10,796
                              2009       $ 3.583      $ 4.881        15,373
                              2010       $ 4.881      $ 5.570             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.114      $ 4.411        58,311
                              2003       $ 4.411      $ 5.411       114,107
                              2004       $ 5.411      $ 5.581       101,109
                              2005       $ 5.581      $ 5.793        78,753
                              2006       $ 5.793      $ 5.998        71,825
                              2007       $ 5.998      $ 6.215        64,001
                              2008       $ 6.215      $ 3.843        42,539
                              2009       $ 3.843      $ 6.185        44,780
                              2010       $ 6.185      $ 7.336        44,080
                              2011       $ 7.336      $ 5.919        41,237


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGES 66-75)

                          MORTALITY & EXPENSE = 1.95


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2002       $11.393      $12.161        17,794
                              2003       $12.161      $12.110        17,531
                              2004       $12.110      $12.189        12,971
                              2005       $12.189      $12.114        10,505
                              2006       $12.114      $12.261         7,309
                              2007       $12.261      $13.026         3,975
                              2008       $13.026      $12.810         3,738
                              2009       $12.810      $15.198         3,244
                              2011       $10.000      $16.410         2,845
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2002       $ 7.710      $ 5.870         1,514
                              2003       $ 5.870      $ 7.182         1,507
                              2004       $ 7.182      $ 8.078         1,500
                              2005       $ 8.078      $ 8.545         1,493
                              2006       $ 8.545      $ 9.411         1,487
                              2007       $ 9.411      $ 8.585         1,481
                              2008       $ 8.585      $ 5.186         1,474
                              2009       $ 5.186      $ 4.820             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2003       $10.000      $12.871             0
                              2004       $12.871      $14.907             0
                              2005       $14.907      $16.102             0
                              2006       $16.102      $18.191             0
                              2007       $18.191      $16.132             0
                              2008       $16.132      $10.251             0
                              2009       $10.251      $14.637             0
                              2011       $10.000      $17.116             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2002       $ 4.964      $ 3.427         7,841
                              2003       $ 3.427      $ 4.436         7,809
                              2004       $ 4.436      $ 4.679         7,782
                              2005       $ 4.679      $ 4.920         7,756
                              2006       $ 4.920      $ 5.359         7,730
                              2007       $ 5.359      $ 5.796         2,018
                              2008       $ 5.796      $ 3.222         2,008
                              2009       $ 3.222      $ 3.154             0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2002       $ 9.925      $10.306        11,140
                              2003       $10.306      $12.131        10,904
                              2004       $12.131      $12.989        10,690
                              2005       $12.989      $13.125        10,497
                              2006       $13.125      $13.680        10,318
                              2007       $13.680      $13.966         7,491
                              2008       $13.966      $ 9.473         7,151
                              2009       $ 9.473      $14.431         6,642
                              2011       $10.000      $15.137         6,332
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2003       $10.000      $11.992             0
                              2004       $11.992      $13.148             0
                              2005       $13.148      $13.602             0
                              2006       $13.602      $15.851             0
                              2007       $15.851      $16.035             0
                              2008       $16.035      $10.826         4,110
                              2009       $10.826      $13.529         2,840
                              2011       $10.000      $14.928         2,151
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $11.344      $10.150        22,657
                              2003       $10.150      $11.648        22,855
                              2004       $11.648      $12.358        22,361
                              2005       $12.358      $12.602        22,898
                              2006       $12.602      $13.831        22,152
                              2007       $13.831      $13.689        16,736
                              2008       $13.689      $ 7.956        15,957
                              2009       $ 7.956      $ 9.800        15,063
                              2011       $10.000      $10.731        13,508
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $ 8.707      $ 7.468         1,413
                              2003       $ 7.468      $ 8.926         1,406
                              2004       $ 8.926      $ 9.549         1,399
                              2005       $ 9.549      $10.016         1,393
                              2006       $10.016      $11.084         1,387
                              2007       $11.084      $11.186         1,382
                              2008       $11.186      $ 7.313         1,376
                              2009       $ 7.313      $ 9.695         1,366
                              2011       $10.000      $10.646         1,349

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2002       $ 4.893      $ 3.723         4,646
                              2003       $ 3.723      $ 4.717         4,862
                              2004       $ 4.717      $ 5.258         4,044
                              2005       $ 5.258      $ 5.609         3,878
                              2006       $ 5.609      $ 6.777         3,722
                              2007       $ 6.777      $ 7.243         3,578
                              2008       $ 7.243      $ 3.881         3,398
                              2009       $ 3.881      $ 4.946         3,181
                              2011       $10.000      $ 4.964         2,850
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $ 9.472      $ 7.397         6,262
                              2003       $ 7.397      $ 8.587         6,245
                              2004       $ 8.587      $ 9.019         6,222
                              2005       $ 9.019      $10.011         6,220
                              2006       $10.011      $10.091         6,039
                              2007       $10.091      $ 9.834         5,075
                              2008       $ 9.834      $ 7.995         5,075
                              2009       $ 7.995      $ 9.878         5,075
                              2011       $10.000      $ 9.617         5,075
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $ 9.074      $ 6.754         6,746
                              2003       $ 6.754      $ 8.266         6,740
                              2004       $ 8.266      $ 9.855         6,734
                              2005       $ 9.855      $10.492         6,729
                              2006       $10.492      $13.070         6,724
                              2007       $13.070      $15.369         6,207
                              2008       $15.369      $10.474         6,202
                              2009       $10.474      $11.026         6,194
                              2011       $10.000      $10.211         6,180
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.848      $ 8.617        26,688
                              2003       $ 8.617      $10.762        30,372
                              2004       $10.762      $11.725        31,097
                              2005       $11.725      $12.098        28,425
                              2006       $12.098      $13.750        29,730
                              2007       $13.750      $12.667        23,958
                              2008       $12.667      $ 7.613        19,552
                              2009       $ 7.613      $ 9.690        19,271
                              2011       $10.000      $10.161        17,134

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2002       $ 5.001      $ 3.458         7,996
                              2003       $ 3.458      $ 4.172         7,956
                              2004       $ 4.172      $ 4.162         7,946
                              2005       $ 4.162      $ 4.249         7,937
                              2006       $ 4.249      $ 4.522         7,928
                              2007       $ 4.522      $ 4.673         7,920
                              2008       $ 4.673      $ 2.855         7,911
                              2009       $ 2.855      $ 3.943         7,896
                              2011       $10.000      $ 4.264         7,872
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $ 9.186      $ 8.857           656
                              2003       $ 8.857      $10.990           739
                              2004       $10.990      $11.912           603
                              2005       $11.912      $12.042           601
                              2006       $12.042      $13.050           599
                              2007       $13.050      $13.152           597
                              2008       $13.152      $ 9.533           595
                              2009       $ 9.533      $14.039           591
                              2011       $10.000      $15.663         2,274
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $11.092      $11.733        15,797
                              2003       $11.733      $12.013        15,720
                              2004       $12.013      $12.301         9,068
                              2005       $12.301      $12.347         8,766
                              2006       $12.347      $12.654         6,023
                              2007       $12.654      $13.054         3,892
                              2008       $13.054      $ 9.737         3,613
                              2009       $ 9.737      $14.001         3,144
                              2011       $10.000      $15.530         3,513
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 6.846      $ 5.527         9,542
                              2003       $ 5.527      $ 6.965         9,263
                              2004       $ 6.965      $ 7.935         5,708
                              2005       $ 7.935      $ 8.730         6,985
                              2006       $ 8.730      $10.933         6,217
                              2007       $10.933      $11.616         4,693
                              2008       $11.616      $ 6.383         4,271
                              2009       $ 6.383      $ 7.800         4,271
                              2011       $10.000      $ 6.854         4,271
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2002       $ 4.100      $ 3.352             0
                              2003       $ 3.352      $ 4.378             0
                              2004       $ 4.378      $ 4.866             0
                              2005       $ 4.866      $ 5.647             0
                              2006       $ 5.647      $ 6.984             0
                              2007       $ 6.984      $ 7.752           651
                              2008       $ 7.752      $ 4.372             0
                              2009       $ 4.372      $ 5.931             0
                              2011       $10.000      $ 5.253             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2002       $ 8.651      $ 6.862             0
                              2003       $ 6.862      $ 9.275             0
                              2004       $ 9.275      $11.002             0
                              2005       $11.002      $12.309           928
                              2006       $12.309      $15.356           928
                              2007       $15.356      $16.110         1,485
                              2008       $16.110      $ 8.526           928
                              2009       $ 8.526      $10.549           928
                              2011       $10.000      $ 9.367           928
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $ 6.345      $ 4.736        16,560
                              2003       $ 4.736      $ 5.904        16,386
                              2004       $ 5.904      $ 6.520        13,656
                              2005       $ 6.520      $ 6.957        13,648
                              2006       $ 6.957      $ 7.772        13,103
                              2007       $ 7.772      $ 7.226        10,960
                              2008       $ 7.226      $ 4.283        10,960
                              2009       $ 4.283      $ 5.494        12,733
                              2011       $10.000      $ 6.020        12,712
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.543      $10.473             0
                              2003       $10.473      $10.320             0
                              2004       $10.320      $10.186             0
                              2005       $10.186      $10.240             0
                              2006       $10.240      $10.482             0
                              2007       $10.482      $10.769             0
                              2008       $10.769      $10.830             0
                              2009       $10.830      $10.641             0
                              2011       $10.000      $10.235             0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $ 4.665      $ 3.178        13,156
                              2003       $ 3.178      $ 4.127        12,331
                              2004       $ 4.127      $ 4.464         9,757
                              2005       $ 4.464      $ 4.815         9,355
                              2006       $ 4.815      $ 5.125         8,260
                              2007       $ 5.125      $ 5.313         5,981
                              2008       $ 5.313      $ 3.191         5,379
                              2009       $ 3.191      $ 4.134         6,040
                              2011       $10.000      $ 4.510         9,807

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2003       $10.000      $12.741             0
                              2004       $12.741      $14.422             0
                              2005       $14.422      $15.900             0
                              2006       $15.900      $17.940             0
                              2007       $17.940      $17.886             0
                              2008       $17.886      $10.026             0
                              2009       $10.026      $13.664             0
                              2011       $10.000      $15.463             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $13.557      $11.219        10,967
                              2003       $11.219      $14.573        10,707
                              2004       $14.573      $16.493        10,441
                              2005       $16.493      $17.125        10,264
                              2006       $17.125      $19.481         9,435
                              2007       $19.481      $18.166         3,549
                              2008       $18.166      $ 9.839         3,263
                              2009       $ 9.839      $ 9.260             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2002       $ 2.184      $ 1.451        16,884
                              2003       $ 1.451      $ 1.932        16,863
                              2004       $ 1.932      $ 2.055         4,250
                              2005       $ 2.055      $ 2.174         4,232
                              2006       $ 2.174      $ 2.396         4,213
                              2007       $ 2.396      $ 2.647         4,197
                              2008       $ 2.647      $ 1.410         4,178
                              2009       $ 1.410      $ 1.368             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $ 8.224      $ 6.273        12,159
                              2003       $ 6.273      $ 7.708        11,744
                              2004       $ 7.708      $ 8.130        11,798
                              2005       $ 8.130      $ 8.371        11,591
                              2006       $ 8.371      $ 9.137        10,532
                              2007       $ 9.137      $ 9.008         8,169
                              2008       $ 9.008      $ 5.428         7,792
                              2009       $ 5.428      $ 7.088         7,538
                              2011       $10.000      $ 7.792         7,144
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $13.909      $11.146         7,191
                              2003       $11.146      $16.355         7,912
                              2004       $16.355      $20.239         7,793
                              2005       $20.239      $21.242         7,755
                              2006       $21.242      $24.431         6,726
                              2007       $24.431      $20.905         2,455
                              2008       $20.905      $12.429         1,658
                              2009       $12.429      $16.029         1,631
                              2011       $10.000      $18.498         1,116

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $ 5.546       $3.774         5,145
                              2003       $ 3.774       $4.928         4,857
                              2004       $ 4.928       $5.731         3,026
                              2005       $ 5.731       $6.302         3,013
                              2006       $ 6.302       $6.516         2,675
                              2007       $ 6.516       $6.632         1,849
                              2008       $ 6.632       $3.541         1,840
                              2009       $ 3.541       $4.817         3,469
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.108       $4.400        16,420
                              2003       $ 4.400       $5.389        20,022
                              2004       $ 5.389       $5.550        15,451
                              2005       $ 5.550       $5.752        12,129
                              2006       $ 5.752       $5.946        11,776
                              2007       $ 5.946       $6.151         7,861
                              2008       $ 6.151       $3.798         7,635
                              2009       $ 3.798       $6.103        16,932
                              2011       $10.000       $5.823         7,435

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                   DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

                          MORTALITY & EXPENSE = 1.95


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2002       $11.372      $12.139        29,625
                              2003       $12.139      $12.088        18,587
                              2004       $12.088      $12.167        12,264
                              2005       $12.167      $12.092        12,734
                              2006       $12.092      $12.239        12,887
                              2007       $12.239      $13.002        12,449
                              2008       $13.002      $12.787        10,819
                              2009       $12.787      $15.170         8,370
                              2010       $15.170      $15.642         7,529
                              2011       $15.642      $16.380         6,611
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2002       $ 7.703      $ 5.865        22,735
                              2003       $ 5.865      $ 7.176        22,471
                              2004       $ 7.176      $ 8.071        17,843
                              2005       $ 8.071      $ 8.537        17,061
                              2006       $ 8.537      $ 9.403         8,066
                              2007       $ 9.403      $ 8.578         6,088
                              2008       $ 8.578      $ 5.181         4,690
                              2009       $ 5.181      $ 4.816             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2003       $10.000      $12.871             0
                              2004       $12.871      $14.907             0
                              2005       $14.907      $16.102             0
                              2006       $16.102      $18.191             0
                              2007       $18.191      $16.132             0
                              2008       $16.132      $10.251             0
                              2009       $10.251      $14.637             0
                              2010       $14.637      $18.591             0
                              2011       $18.591      $17.116             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2002       $ 5.155      $ 3.424        10,114
                              2003       $ 3.424      $ 4.432        11,261
                              2004       $ 4.432      $ 4.675        10,553
                              2005       $ 4.675      $ 4.916        10,530
                              2006       $ 4.916      $ 5.354         8,370
                              2007       $ 5.354      $ 5.791         5,638
                              2008       $ 5.791      $ 3.219         5,612
                              2009       $ 3.219      $ 3.151             0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2002       $ 9.907      $10.287            11
                              2003       $10.287      $12.109        10,060
                              2004       $12.109      $12.966        10,115
                              2005       $12.966      $13.101         9,923
                              2006       $13.101      $13.655         9,318
                              2007       $13.655      $13.940         7,046
                              2008       $13.940      $ 9.456         5,013
                              2009       $ 9.456      $14.405         5,068
                              2010       $14.405      $15.914         3,935
                              2011       $15.914      $15.110         3,115
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2003       $10.000      $11.992           454
                              2004       $11.992      $13.148           453
                              2005       $13.148      $13.602           452
                              2006       $13.602      $15.851         2,958
                              2007       $15.851      $16.035         6,112
                              2008       $16.035      $10.826         5,335
                              2009       $10.826      $13.529        18,018
                              2010       $13.529      $14.937        16,270
                              2011       $14.937      $14.928        10,203
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $11.323      $10.132        23,297
                              2003       $10.132      $11.627        25,721
                              2004       $11.627      $12.336        23,313
                              2005       $12.336      $12.580        22,633
                              2006       $12.580      $13.806        22,406
                              2007       $13.806      $13.664        21,793
                              2008       $13.664      $ 7.942        15,637
                              2009       $ 7.942      $ 9.782        13,742
                              2010       $ 9.782      $10.630        12,728
                              2011       $10.630      $10.712         4,541

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $ 8.691      $ 7.455           817
                              2003       $ 7.455      $ 8.910         1,366
                              2004       $ 8.910      $ 9.532         1,390
                              2005       $ 9.532      $ 9.998         1,372
                              2006       $ 9.998      $11.064         1,340
                              2007       $11.064      $11.166         1,304
                              2008       $11.166      $ 7.300         1,294
                              2009       $ 7.300      $ 9.678         3,347
                              2010       $ 9.678      $10.883           870
                              2011       $10.883      $10.626           429
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2002       $ 4.884      $ 3.716        30,520
                              2003       $ 3.716      $ 4.709        32,387
                              2004       $ 4.709      $ 5.249        33,385
                              2005       $ 5.249      $ 5.599        33,169
                              2006       $ 5.599      $ 6.764        30,644
                              2007       $ 6.764      $ 7.230        30,906
                              2008       $ 7.230      $ 3.874        24,845
                              2009       $ 3.874      $ 4.937        24,030
                              2010       $ 4.937      $ 5.317        22,974
                              2011       $ 5.317      $ 4.955        18,439
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $ 9.454      $ 7.384        29,312
                              2003       $ 7.384      $ 8.572        28,446
                              2004       $ 8.572      $ 9.003        32,096
                              2005       $ 9.003      $ 9.993        31,252
                              2006       $ 9.993      $10.072        22,968
                              2007       $10.072      $ 9.816        21,034
                              2008       $ 9.816      $ 7.981        20,304
                              2009       $ 7.981      $ 9.860        19,711
                              2010       $ 9.860      $ 9.907        12,740
                              2011       $ 9.907      $ 9.599        10,803
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $ 9.057      $ 6.741         4,169
                              2003       $ 6.741      $ 8.251         4,245
                              2004       $ 8.251      $ 9.838         4,104
                              2005       $ 9.838      $10.473         3,983
                              2006       $10.473      $13.046         4,380
                              2007       $13.046      $15.341         8,427
                              2008       $15.341      $10.455         5,903
                              2009       $10.455      $11.006         5,875
                              2010       $11.006      $10.989         5,818
                              2011       $10.989      $10.193         4,670

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.828      $ 8.601        91,704
                              2003       $ 8.601      $10.743        86,267
                              2004       $10.743      $11.704        81,096
                              2005       $11.704      $12.076        79,682
                              2006       $12.076      $13.725        73,306
                              2007       $13.725      $12.644        67,312
                              2008       $12.644      $ 7.600        59,152
                              2009       $ 7.600      $ 9.673        53,141
                              2010       $ 9.673      $10.848        46,207
                              2011       $10.848      $10.143        35,596
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2002       $ 4.992      $ 3.451        25,811
                              2003       $ 3.451      $ 4.164        24,883
                              2004       $ 4.164      $ 4.154        17,563
                              2005       $ 4.154      $ 4.241        16,358
                              2006       $ 4.241      $ 4.514        11,335
                              2007       $ 4.514      $ 4.665        11,529
                              2008       $ 4.665      $ 2.850         7,212
                              2009       $ 2.850      $ 3.936        10,097
                              2010       $ 3.936      $ 4.528         9,077
                              2011       $ 4.528      $ 4.257         5,946
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $ 9.083      $ 8.841        10,383
                              2003       $ 8.841      $10.970        12,332
                              2004       $10.970      $11.890         9,798
                              2005       $11.890      $12.020         8,344
                              2006       $12.020      $13.026         5,843
                              2007       $13.026      $13.128         6,674
                              2008       $13.128      $ 9.516         5,898
                              2009       $ 9.516      $14.013         4,560
                              2010       $14.013      $15.670         3,735
                              2011       $15.670      $15.634         2,853
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $11.072      $11.712        38,894
                              2003       $11.712      $11.992        35,571
                              2004       $11.992      $12.279        30,631
                              2005       $12.279      $12.324        30,525
                              2006       $12.324      $12.631        27,354
                              2007       $12.631      $13.030        20,527
                              2008       $13.030      $ 9.719        12,691
                              2009       $ 9.719      $13.976        15,845
                              2010       $13.976      $15.056        13,060
                              2011       $15.056      $15.502        11,149

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 6.834      $ 5.517        62,304
                              2003       $ 5.517      $ 6.952        54,739
                              2004       $ 6.952      $ 7.921        62,928
                              2005       $ 7.921      $ 8.714        62,761
                              2006       $ 8.714      $10.913        49,847
                              2007       $10.913      $11.594        46,135
                              2008       $11.594      $ 6.372        48,224
                              2009       $ 6.372      $ 7.786        46,849
                              2010       $ 7.786      $ 8.400        41,717
                              2011       $ 8.400      $ 6.842        31,132
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2002       $ 3.951      $ 3.346        19,288
                              2003       $ 3.346      $ 4.370        21,418
                              2004       $ 4.370      $ 4.857        28,551
                              2005       $ 4.857      $ 5.637        27,659
                              2006       $ 5.637      $ 6.972        27,573
                              2007       $ 6.972      $ 7.738        41,323
                              2008       $ 7.738      $ 4.364        29,222
                              2009       $ 4.364      $ 5.920        26,778
                              2010       $ 5.920      $ 6.513        23,095
                              2011       $ 6.513      $ 5.243        23,703
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2002       $ 8.101      $ 6.849         6,642
                              2003       $ 6.849      $ 9.258         8,832
                              2004       $ 9.258      $10.982        11,161
                              2005       $10.982      $12.287            11
                              2006       $12.287      $15.328        13,406
                              2007       $15.328      $16.080         9,526
                              2008       $16.080      $ 8.510         8,122
                              2009       $ 8.510      $10.530         6,020
                              2010       $10.530      $11.060         6,168
                              2011       $11.060      $ 9.350         3,103
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $ 6.333      $ 4.727        20,471
                              2003       $ 4.727      $ 5.893        15,449
                              2004       $ 5.893      $ 6.509        13,960
                              2005       $ 6.509      $ 6.944        12,271
                              2006       $ 6.944      $ 7.758        10,760
                              2007       $ 7.758      $ 7.213         4,805
                              2008       $ 7.213      $ 4.275         3,713
                              2009       $ 4.275      $ 5.484         8,346
                              2010       $ 5.484      $ 6.125         5,520
                              2011       $ 6.125      $ 6.009         2,712
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.536      $10.454        21,809
                              2003       $10.454      $10.301        17,754
                              2004       $10.301      $10.167        14,780
                              2005       $10.167      $10.222        10,371
                              2006       $10.222      $10.463        16,515
                              2007       $10.463      $10.749        12,626
                              2008       $10.749      $10.810        14,167
                              2009       $10.810      $10.621         9,661
                              2010       $10.621      $10.418         9,286
                              2011       $10.418      $10.217         8,981

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $ 4.656      $ 3.172        62,435
                              2003       $ 3.172      $ 4.119        67,581
                              2004       $ 4.119      $ 4.455        68,465
                              2005       $ 4.455      $ 4.806        64,622
                              2006       $ 4.806      $ 5.116        53,432
                              2007       $ 5.116      $ 5.303        41,793
                              2008       $ 5.303      $ 3.185        34,702
                              2009       $ 3.185      $ 4.126        37,224
                              2010       $ 4.126      $ 4.837       104,694
                              2011       $ 4.837      $ 4.502        68,325
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2003       $10.000      $12.741           271
                              2004       $12.741      $14.422           498
                              2005       $14.422      $15.900           490
                              2006       $15.900      $17.940           485
                              2007       $17.940      $17.886           779
                              2008       $17.886      $10.026           776
                              2009       $10.026      $13.664           772
                              2010       $13.664      $16.621           768
                              2011       $16.621      $15.463           540
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $13.533      $11.198        40,327
                              2003       $11.198      $14.546        39,945
                              2004       $14.546      $16.463        38,789
                              2005       $16.463      $17.094        37,226
                              2006       $17.094      $19.446        30,448
                              2007       $19.446      $18.133        25,419
                              2008       $18.133      $ 9.821        19,961
                              2009       $ 9.821      $ 9.243             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2002       $ 2.180      $ 1.449        95,789
                              2003       $ 1.449      $ 1.928        78,574
                              2004       $ 1.928      $ 2.052        85,012
                              2005       $ 2.052      $ 2.170        82,198
                              2006       $ 2.170      $ 2.392        75,579
                              2007       $ 2.392      $ 2.642        90,153
                              2008       $ 2.642      $ 1.408        89,626
                              2009       $ 1.408      $ 1.365             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $ 8.209      $ 6.262        26,459
                              2003       $ 6.262      $ 7.694        25,550
                              2004       $ 7.694      $ 8.115        31,252
                              2005       $ 8.115      $ 8.356        30,695
                              2006       $ 8.356      $ 9.120        23,074
                              2007       $ 9.120      $ 8.991        19,501
                              2008       $ 8.991      $ 5.418        18,988
                              2009       $ 5.418      $ 7.075        17,938
                              2010       $ 7.075      $ 8.073        16,066
                              2011       $ 8.073      $ 7.778        11,136
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $13.884      $11.126        52,552
                              2003       $11.126      $16.325        49,574
                              2004       $16.325      $20.203        52,133
                              2005       $20.203      $21.203        50,561
                              2006       $21.203      $24.387        38,690
                              2007       $24.387      $20.867        35,183
                              2008       $20.867      $12.406        30,600
                              2009       $12.406      $16.000        24,621
                              2010       $16.000      $19.765        18,157
                              2011       $19.765      $18.464        10,390
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $ 5.536      $ 3.767        89,328
                              2003       $ 3.767      $ 4.919        95,139
                              2004       $ 4.919      $ 5.720        97,671
                              2005       $ 5.720      $ 6.290        92,136
                              2006       $ 6.290      $ 6.504        83,568
                              2007       $ 6.504      $ 6.620        63,968
                              2008       $ 6.620      $ 3.534        54,672
                              2009       $ 3.534      $ 4.808        83,922
                              2010       $ 4.808      $ 5.480             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.097      $ 4.392        96,293
                              2003       $ 4.392      $ 5.379        88,245
                              2004       $ 5.379      $ 5.540        86,416
                              2005       $ 5.540      $ 5.741        82,195
                              2006       $ 5.741      $ 5.935        66,855
                              2007       $ 5.935      $ 6.140        54,132
                              2008       $ 6.140      $ 3.791        46,156
                              2009       $ 3.791      $ 6.092        36,953
                              2010       $ 6.092      $ 7.216        34,381
                              2011       $ 7.216      $ 5.812        27,804


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95%.

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                WITH THE ENHANCED BENEFICIARY PROTECTION OPTION

                           MORTALITY & EXPENSE = 1.8


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2002       $11.237      $12.013        77,146
                              2003       $12.013      $11.980        56,002
                              2004       $11.980      $12.078        48,670
                              2005       $12.078      $12.021        50,722
                              2006       $12.021      $12.186        43,977
                              2007       $12.186      $12.966        30,146
                              2008       $12.966      $12.771        17,616
                              2009       $12.771      $15.174        16,558
                              2010       $15.174      $15.670        16,310
                              2011       $15.670      $16.435        15,480
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2002       $ 7.709      $ 5.878        72,164
                              2003       $ 5.878      $ 7.203        74,374
                              2004       $ 7.203      $ 8.114        70,120
                              2005       $ 8.114      $ 8.596        40,134
                              2006       $ 8.596      $ 9.482        34,989
                              2007       $ 9.482      $ 8.663        25,753
                              2008       $ 8.663      $ 5.241        22,258
                              2009       $ 5.241      $ 4.872             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2003       $10.000      $12.884       209,837
                              2004       $12.884      $14.945           104
                              2005       $14.945      $16.168            48
                              2006       $16.168      $18.294         1,850
                              2007       $18.294      $16.247         2,112
                              2008       $16.247      $10.341         3,202
                              2009       $10.341      $14.787         4,332
                              2010       $14.787      $18.810         4,008
                              2011       $18.810      $17.344         4,297

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2002       $ 4.963      $ 3.432        24,777
                              2003       $ 3.432      $ 4.449        22,488
                              2004       $ 4.449      $ 4.700        21,383
                              2005       $ 4.700      $ 4.950        13,979
                              2006       $ 4.950      $ 5.399        13,457
                              2007       $ 5.399      $ 5.848        11,304
                              2008       $ 5.848      $ 3.256         6,904
                              2009       $ 3.256      $ 3.188             0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2002       $10.074      $10.477        42,108
                              2003       $10.477      $12.351        40,849
                              2004       $12.351      $13.245        52,855
                              2005       $13.245      $13.404        52,667
                              2006       $13.404      $13.992        45,691
                              2007       $13.992      $14.306        36,476
                              2008       $14.306      $ 9.719        32,193
                              2009       $ 9.719      $14.828        46,871
                              2010       $14.828      $16.407        34,761
                              2011       $16.407      $15.602        35,624
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2003       $10.000      $12.004           223
                              2004       $12.004      $13.181         2,797
                              2005       $13.181      $13.657         4,157
                              2006       $13.657      $15.940         6,031
                              2007       $15.940      $16.150         9,634
                              2008       $16.150      $10.920         9,568
                              2009       $10.920      $13.668        73,334
                              2010       $13.668      $15.114        66,949
                              2011       $15.114      $15.127        60,011
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.725      $ 9.611        47,268
                              2003       $ 9.611      $11.046        53,713
                              2004       $11.046      $11.737        51,858
                              2005       $11.737      $11.988        43,832
                              2006       $11.988      $13.176        39,455
                              2007       $13.176      $13.061        33,534
                              2008       $13.061      $ 7.603        29,214
                              2009       $ 7.603      $ 9.379        24,036
                              2010       $ 9.379      $10.208        23,658
                              2011       $10.208      $10.302        19,928

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $ 8.713      $ 7.484        24,192
                              2003       $ 7.484      $ 8.959        19,413
                              2004       $ 8.959      $ 9.599        18,201
                              2005       $ 9.599      $10.084        17,789
                              2006       $10.084      $11.177        15,704
                              2007       $11.177      $11.297        13,176
                              2008       $11.297      $ 7.397         7,744
                              2009       $ 7.397      $ 9.821        21,846
                              2010       $ 9.821      $11.061        20,770
                              2011       $11.061      $10.817         5,373
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2002       $ 5.145      $ 3.921        17,230
                              2003       $ 3.921      $ 4.976        19,624
                              2004       $ 4.976      $ 5.555        18,863
                              2005       $ 5.555      $ 5.934        13,612
                              2006       $ 5.934      $ 7.181        10,222
                              2007       $ 7.181      $ 7.687         4,379
                              2008       $ 7.687      $ 4.125         2,605
                              2009       $ 4.125      $ 5.265         3,155
                              2010       $ 5.265      $ 5.679         3,118
                              2011       $ 5.679      $ 5.301         3,079
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $ 9.618      $ 7.524        13,106
                              2003       $ 7.524      $ 8.747        16,227
                              2004       $ 8.747      $ 9.201        27,201
                              2005       $ 9.201      $10.229        27,703
                              2006       $10.229      $10.325        27,971
                              2007       $10.325      $10.078        22,982
                              2008       $10.078      $ 8.207        17,661
                              2009       $ 8.207      $10.154        16,987
                              2010       $10.154      $10.218         6,608
                              2011       $10.218      $ 9.916         3,640
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $ 8.540      $ 6.366        18,888
                              2003       $ 6.366      $ 7.804        16,554
                              2004       $ 7.804      $ 9.319        25,992
                              2005       $ 9.319      $ 9.936        38,084
                              2006       $ 9.936      $12.396        33,280
                              2007       $12.396      $14.599        17,772
                              2008       $14.599      $ 9.965        15,364
                              2009       $ 9.965      $10.505        12,277
                              2010       $10.505      $10.505        12,211
                              2011       $10.505      $ 9.759         8,703

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.958      $ 7.922       272,704
                              2003       $ 7.922      $ 9.909       242,304
                              2004       $ 9.909      $10.812       221,808
                              2005       $10.812      $11.173       178,056
                              2006       $11.173      $12.719       139,397
                              2007       $12.719      $11.734        93,231
                              2008       $11.734      $ 7.064        73,673
                              2009       $ 7.064      $ 9.005        65,980
                              2010       $ 9.005      $10.114        61,636
                              2011       $10.114      $ 9.471        50,452
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2002       $ 4.905      $ 3.396       199,911
                              2003       $ 3.396      $ 4.104       209,837
                              2004       $ 4.104      $ 4.101       280,301
                              2005       $ 4.101      $ 4.193       275,130
                              2006       $ 4.193      $ 4.470       286,675
                              2007       $ 4.470      $ 4.626       202,415
                              2008       $ 4.626      $ 2.831       185,924
                              2009       $ 2.831      $ 3.915       182,393
                              2010       $ 3.915      $ 4.511       165,884
                              2011       $ 4.511      $ 4.247       163,776
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $ 9.307      $ 9.073        28,759
                              2003       $ 9.073      $11.275        39,363
                              2004       $11.275      $12.240        45,960
                              2005       $12.240      $12.392        41,020
                              2006       $12.392      $13.450        35,640
                              2007       $13.450      $13.576        35,672
                              2008       $13.576      $ 9.856        31,039
                              2009       $ 9.856      $14.536        25,573
                              2010       $14.536      $16.279        14,640
                              2011       $16.279      $16.267        17,109
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $11.172      $11.836        83,118
                              2003       $11.836      $12.137        74,879
                              2004       $12.137      $12.447        78,117
                              2005       $12.447      $12.512        68,984
                              2006       $12.512      $12.843        60,944
                              2007       $12.843      $13.270        44,710
                              2008       $13.270      $ 9.913        40,075
                              2009       $ 9.913      $14.276        40,758
                              2010       $14.276      $15.403        26,431
                              2011       $15.403      $15.883        12,677
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 7.135      $ 5.769       195,339
                              2003       $ 5.769      $ 7.281       158,436
                              2004       $ 7.281      $ 8.308       139,656
                              2005       $ 8.308      $ 9.154       107,497
                              2006       $ 9.154      $11.482        86,834
                              2007       $11.482      $12.217        63,410
                              2008       $12.217      $ 6.724        56,814
                              2009       $ 6.724      $ 8.230        59,864
                              2010       $ 8.230      $ 8.892        51,974
                              2011       $ 8.892      $ 7.253        47,965

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2002       $ 4.638      $ 3.934        33,399
                              2003       $ 3.934      $ 5.146        27,083
                              2004       $ 5.146      $ 5.728        24,899
                              2005       $ 5.728      $ 6.658         6,012
                              2006       $ 6.658      $ 8.247        19,259
                              2007       $ 8.247      $ 9.168        18,372
                              2008       $ 9.168      $ 5.178         9,343
                              2009       $ 5.178      $ 7.036         6,211
                              2010       $ 7.036      $ 7.752         5,946
                              2011       $ 7.752      $ 6.250         4,885
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2002       $ 7.758      $ 6.569        49,812
                              2003       $ 6.569      $ 8.893        47,622
                              2004       $ 8.893      $10.565        45,770
                              2005       $10.565      $11.838        40,872
                              2006       $11.838      $14.791        38,160
                              2007       $14.791      $15.541        26,298
                              2008       $15.541      $ 8.238        21,538
                              2009       $ 8.238      $10.208        22,420
                              2010       $10.208      $10.738        20,419
                              2011       $10.738      $ 9.092        18,571
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $ 6.165      $ 4.609        87,628
                              2003       $ 4.609      $ 5.754        91,950
                              2004       $ 5.754      $ 6.365        80,575
                              2005       $ 6.365      $ 6.801        74,172
                              2006       $ 6.801      $ 7.609        67,441
                              2007       $ 7.609      $ 7.086        36,131
                              2008       $ 7.086      $ 4.206        27,695
                              2009       $ 4.206      $ 5.404        54,196
                              2010       $ 5.404      $ 6.045        49,521
                              2011       $ 6.045      $ 5.939        42,804
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.476      $10.410        27,176
                              2003       $10.410      $10.274        91,950
                              2004       $10.274      $10.155        15,946
                              2005       $10.155      $10.225        13,584
                              2006       $10.225      $10.483        12,581
                              2007       $10.483      $10.786        19,191
                              2008       $10.786      $10.864        24,254
                              2009       $10.864      $10.691        22,680
                              2010       $10.691      $10.502        24,423
                              2011       $10.502      $10.315         7,738

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $ 4.901      $ 3.344       206,902
                              2003       $ 3.344      $ 4.349       196,015
                              2004       $ 4.349      $ 4.711       158,361
                              2005       $ 4.711      $ 5.089       103,464
                              2006       $ 5.089      $ 5.426        95,624
                              2007       $ 5.426      $ 5.633        75,269
                              2008       $ 5.633      $ 3.389        58,874
                              2009       $ 3.389      $ 4.397        63,614
                              2010       $ 4.397      $ 5.162       132,452
                              2011       $ 5.162      $ 4.812       116,515
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2003       $10.000      $12.753           211
                              2004       $12.753      $14.458         6,271
                              2005       $14.458      $15.965         6,718
                              2006       $15.965      $18.041         5,720
                              2007       $18.041      $18.014         3,058
                              2008       $18.014      $10.113         2,996
                              2009       $10.113      $13.804         2,632
                              2010       $13.804      $16.817         2,472
                              2011       $16.817      $15.670         2,170
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $12.148      $10.067       140,505
                              2003       $10.067      $13.097       142,195
                              2004       $13.097      $14.846       138,540
                              2005       $14.846      $15.438       132,245
                              2006       $15.438      $17.589       119,380
                              2007       $17.589      $16.427        86,758
                              2008       $16.427      $ 8.911        82,104
                              2009       $ 8.911      $ 8.388             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2002       $ 3.262      $ 2.171        37,142
                              2003       $ 2.171      $ 2.893        25,842
                              2004       $ 2.893      $ 3.084        22,048
                              2005       $ 3.084      $ 3.266        15,510
                              2006       $ 3.266      $ 3.606        13,056
                              2007       $ 3.606      $ 3.990        12,828
                              2008       $ 3.990      $ 2.129         3,529
                              2009       $ 2.129      $ 2.065             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $ 7.628      $ 5.827       111,007
                              2003       $ 5.827      $ 7.171       106,068
                              2004       $ 7.171      $ 7.575        85,801
                              2005       $ 7.575      $ 7.812        60,976
                              2006       $ 7.812      $ 8.539        51,543
                              2007       $ 8.539      $ 8.431        29,100
                              2008       $ 8.431      $ 5.088        23,632
                              2009       $ 5.088      $ 6.655        22,341
                              2010       $ 6.655      $ 7.605        21,901
                              2011       $ 7.605      $ 7.338         3,121
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $13.377      $10.736        70,905
                              2003       $10.736      $15.777        62,922
                              2004       $15.777      $19.555        60,295
                              2005       $19.555      $20.554        45,876
                              2006       $20.554      $23.676        38,748
                              2007       $23.676      $20.291        25,592
                              2008       $20.291      $12.082        20,607
                              2009       $12.082      $15.606        22,054
                              2010       $15.606      $19.307        20,587
                              2011       $19.307      $18.064        19,023
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $ 5.518      $ 3.761       167,461
                              2003       $ 3.761      $ 4.918       243,080
                              2004       $ 4.918      $ 5.728       258,076
                              2005       $ 5.728      $ 6.308       209,955
                              2006       $ 6.308      $ 6.533       168,849
                              2007       $ 6.533      $ 6.659        94,470
                              2008       $ 6.659      $ 3.561        87,442
                              2009       $ 3.561      $ 4.852        90,290
                              2010       $ 4.852      $ 5.536             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.256      $ 4.513       408,355
                              2003       $ 4.513      $ 5.536       363,739
                              2004       $ 5.536      $ 5.710       356,761
                              2005       $ 5.710      $ 5.927       307,379
                              2006       $ 5.927      $ 6.137       247,596
                              2007       $ 6.137      $ 6.358       174,289
                              2008       $ 6.358      $ 3.931       150,334
                              2009       $ 3.931      $ 6.327        65,933
                              2010       $ 6.327      $ 7.506        59,531
                              2011       $ 7.506      $ 6.055        53,667


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

                          MORTALITY & EXPENSE = 1.85


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2002       $11.250      $12.021        1,162
                              2003       $12.021      $11.983        1,049
                              2004       $11.983      $12.074        1,116
                              2005       $12.074      $12.011        1,014
                              2006       $12.011      $12.169           29
                              2007       $12.169      $12.942           28
                              2008       $12.942      $12.741           20
                              2009       $12.741      $15.131            0
                              2010       $15.131      $15.617            0
                              2011       $15.617      $16.371            0
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2002       $ 7.713      $ 5.878        4,069
                              2003       $ 5.878      $ 7.200        4,051
                              2004       $ 7.200      $ 8.106          930
                              2005       $ 8.106      $ 8.583          926
                              2006       $ 8.583      $ 9.463          923
                              2007       $ 9.463      $ 8.641          919
                              2008       $ 8.641      $ 5.225          915
                              2009       $ 5.225      $ 4.857            0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2003       $10.000      $12.880            0
                              2004       $12.880      $14.933            0
                              2005       $14.933      $16.146            0
                              2006       $16.146      $18.259            0
                              2007       $18.259      $16.208            0
                              2008       $16.208      $10.311            0
                              2009       $10.311      $14.737            0
                              2010       $14.737      $18.737            0
                              2011       $18.737      $17.268            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2002       $ 5.159      $ 3.432        3,195
                              2003       $ 3.432      $ 4.447        2,778
                              2004       $ 4.447      $ 4.695        2,110
                              2005       $ 4.695      $ 4.942        1,191
                              2006       $ 4.942      $ 5.388        1,188
                              2007       $ 5.388      $ 5.833        1,184
                              2008       $ 5.833      $ 3.247        1,179
                              2009       $ 3.247      $ 3.178            0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2002       $10.086      $10.484        4,652
                              2003       $10.484      $12.354        3,893
                              2004       $12.354      $13.241        2,352
                              2005       $13.241      $13.393        2,200
                              2006       $13.393      $13.973        1,177
                              2007       $13.973      $14.280        1,171
                              2008       $14.280      $ 9.697        1,161
                              2009       $ 9.697      $14.786        1,125
                              2010       $14.786      $16.351        2,358
                              2011       $16.351      $15.541        2,341
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2003       $10.000      $12.000            0
                              2004       $12.000      $13.170            0
                              2005       $13.170      $13.639            0
                              2006       $13.639      $15.910            0
                              2007       $15.910      $16.112            0
                              2008       $16.112      $10.889            0
                              2009       $10.889      $13.621        2,980
                              2010       $13.621      $15.055        2,969
                              2011       $15.055      $15.061        2,957
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.738      $ 9.617        1,439
                              2003       $ 9.617      $11.048        1,038
                              2004       $11.048      $11.734        1,026
                              2005       $11.734      $11.978          685
                              2006       $11.978      $13.158          499
                              2007       $13.158      $13.037          498
                              2008       $13.037      $ 7.585          508
                              2009       $ 7.585      $ 9.352          438
                              2010       $ 9.352      $10.173          436
                              2011       $10.173      $10.262          435

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $ 8.723      $ 7.490        1,556
                              2003       $ 7.490      $ 8.961        1,549
                              2004       $ 8.961      $ 9.596          867
                              2005       $ 9.596      $10.076          863
                              2006       $10.076      $11.161          860
                              2007       $11.161      $11.276          857
                              2008       $11.276      $ 7.379          853
                              2009       $ 7.379      $ 9.793          847
                              2010       $ 9.793      $11.023            0
                              2011       $11.023      $10.775            0
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2002       $ 5.151      $ 3.924        2,322
                              2003       $ 3.924      $ 4.977        1,055
                              2004       $ 4.977      $ 5.553            0
                              2005       $ 5.553      $ 5.929            0
                              2006       $ 5.929      $ 7.171            0
                              2007       $ 7.171      $ 7.673            0
                              2008       $ 7.673      $ 4.116            0
                              2009       $ 4.116      $ 5.250            0
                              2010       $ 5.250      $ 5.660            0
                              2011       $ 5.660      $ 5.280            0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $ 9.630      $ 7.529        2,379
                              2003       $ 7.529      $ 8.748        2,377
                              2004       $ 8.748      $ 9.198        1,557
                              2005       $ 9.198      $10.220        1,556
                              2006       $10.220      $10.312          598
                              2007       $10.312      $10.059          596
                              2008       $10.059      $ 8.187          594
                              2009       $ 8.187      $10.125          591
                              2010       $10.125      $10.183          588
                              2011       $10.183      $ 9.878          586
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $ 8.550      $ 6.371            0
                              2003       $ 6.371      $ 7.805            0
                              2004       $ 7.805      $ 9.316            0
                              2005       $ 9.316      $ 9.928            0
                              2006       $ 9.928      $12.379            0
                              2007       $12.379      $14.572            0
                              2008       $14.572      $ 9.941            0
                              2009       $ 9.941      $10.475            0
                              2010       $10.475      $10.470            0
                              2011       $10.470      $ 9.721            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.970      $ 7.927        14,261
                              2003       $ 7.927      $ 9.911        13,133
                              2004       $ 9.911      $10.809         9,611
                              2005       $10.809      $11.164         5,907
                              2006       $11.164      $12.702         4,097
                              2007       $12.702      $11.713         4,043
                              2008       $11.713      $ 7.047         4,240
                              2009       $ 7.047      $ 8.979         4,191
                              2010       $ 8.979      $10.080         4,185
                              2011       $10.080      $ 9.435         4,226
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2002       $ 5.140      $ 3.399             0
                              2003       $ 3.399      $ 4.105             0
                              2004       $ 4.105      $ 4.099             0
                              2005       $ 4.099      $ 4.189             0
                              2006       $ 4.189      $ 4.463             0
                              2007       $ 4.463      $ 4.617             0
                              2008       $ 4.617      $ 2.824             0
                              2009       $ 2.824      $ 3.904             0
                              2010       $ 3.904      $ 4.496             0
                              2011       $ 4.496      $ 4.230             0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $ 9.318      $ 9.080        18,435
                              2003       $ 9.080      $11.277         3,279
                              2004       $11.277      $12.236         2,828
                              2005       $12.236      $12.382           865
                              2006       $12.382      $13.432             0
                              2007       $13.432      $13.551             0
                              2008       $13.551      $ 9.833             0
                              2009       $ 9.833      $14.494             0
                              2010       $14.494      $16.224             0
                              2011       $16.224      $16.204             0
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $11.185      $11.844         9,411
                              2003       $11.844      $12.139         8,569
                              2004       $12.139      $12.443         7,817
                              2005       $12.443      $12.502         8,166
                              2006       $12.502      $12.826         7,655
                              2007       $12.826      $13.245         7,271
                              2008       $13.245      $ 9.889         5,760
                              2009       $ 9.889      $14.235         5,784
                              2010       $14.235      $15.351         5,766
                              2011       $15.351      $15.821         5,470
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 7.144      $ 5.773        14,364
                              2003       $ 5.773      $ 7.282        14,000
                              2004       $ 7.282      $ 8.305        13,534
                              2005       $ 8.305      $ 9.146        13,173
                              2006       $ 9.146      $11.466        11,352
                              2007       $11.466      $12.195        10,982
                              2008       $12.195      $ 6.708        11,548
                              2009       $ 6.708      $ 8.206        11,516
                              2010       $ 8.206      $ 8.862        11,558
                              2011       $ 8.862      $ 7.225        12,120

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2002       $ 4.644      $ 3.936         2,134
                              2003       $ 3.936      $ 5.147         1,972
                              2004       $ 5.147      $ 5.726         1,314
                              2005       $ 5.726      $ 6.652             0
                              2006       $ 6.652      $ 8.236             0
                              2007       $ 8.236      $ 9.151             0
                              2008       $ 9.151      $ 5.166             0
                              2009       $ 5.166      $ 7.015             0
                              2010       $ 7.015      $ 7.726             0
                              2011       $ 7.726      $ 6.226             0
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2002       $ 8.277      $ 6.574             0
                              2003       $ 6.574      $ 8.894             0
                              2004       $ 8.894      $10.562             0
                              2005       $10.562      $11.828             0
                              2006       $11.828      $14.771             0
                              2007       $14.771      $15.512             0
                              2008       $15.512      $ 8.218             0
                              2009       $ 8.218      $10.179             0
                              2010       $10.179      $10.702             0
                              2011       $10.702      $ 9.057             0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $ 6.172      $ 4.612        10,714
                              2003       $ 4.612      $ 5.755        10,600
                              2004       $ 5.755      $ 6.362        10,427
                              2005       $ 6.362      $ 6.795         8,117
                              2006       $ 6.795      $ 7.599        11,140
                              2007       $ 7.599      $ 7.072        11,303
                              2008       $ 7.072      $ 4.196        11,494
                              2009       $ 4.196      $ 5.388        12,546
                              2010       $ 5.388      $ 6.025        11,352
                              2011       $ 6.025      $ 5.916        11,243
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.472      $10.417        11,326
                              2003       $10.417      $10.276         5,828
                              2004       $10.276      $10.152             0
                              2005       $10.152      $10.217             0
                              2006       $10.217      $10.469             0
                              2007       $10.469      $10.766             0
                              2008       $10.766      $10.838             0
                              2009       $10.838      $10.660             0
                              2010       $10.660      $10.467             0
                              2011       $10.467      $10.275             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $ 4.907      $ 3.346        15,119
                              2003       $ 3.346      $ 4.350        15,166
                              2004       $ 4.350      $ 4.710        12,212
                              2005       $ 4.710      $ 5.085        10,637
                              2006       $ 5.085      $ 5.419         9,007
                              2007       $ 5.419      $ 5.623         8,980
                              2008       $ 5.623      $ 3.380         8,932
                              2009       $ 3.380      $ 4.384        10,015
                              2010       $ 4.384      $ 5.145        24,767
                              2011       $ 5.145      $ 4.793        24,651
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2003       $10.000      $12.749             0
                              2004       $12.749      $14.446             0
                              2005       $14.446      $15.944             0
                              2006       $15.944      $18.007             0
                              2007       $18.007      $17.971             0
                              2008       $17.971      $10.084             0
                              2009       $10.084      $13.757             0
                              2010       $13.757      $16.752             0
                              2011       $16.752      $15.601             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $12.162      $10.074         4,006
                              2003       $10.074      $13.099         3,970
                              2004       $13.099      $14.841         3,941
                              2005       $14.841      $15.426         3,926
                              2006       $15.426      $17.566         3,644
                              2007       $17.566      $16.396         3,633
                              2008       $16.396      $ 8.890         3,615
                              2009       $ 8.890      $ 8.367             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2002       $ 3.266      $ 2.173         6,113
                              2003       $ 2.173      $ 2.894         6,077
                              2004       $ 2.894      $ 3.083         5,694
                              2005       $ 3.083      $ 3.264         5,667
                              2006       $ 3.264      $ 3.601         1,884
                              2007       $ 3.601      $ 3.982         1,879
                              2008       $ 3.982      $ 2.124         1,871
                              2009       $ 2.124      $ 2.060             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $ 7.637      $ 5.831        17,581
                              2003       $ 5.831      $ 7.172        17,461
                              2004       $ 7.172      $ 7.572        12,182
                              2005       $ 7.572      $ 7.805        12,052
                              2006       $ 7.805      $ 8.528         9,663
                              2007       $ 8.528      $ 8.416         9,664
                              2008       $ 8.416      $ 5.076        10,013
                              2009       $ 5.076      $ 6.636         9,898
                              2010       $ 6.636      $ 7.579         8,877
                              2011       $ 7.579      $ 7.309         8,877
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $13.393      $10.743         2,842
                              2003       $10.743      $15.780         2,873
                              2004       $15.780      $19.548         1,246
                              2005       $19.548      $20.537         1,240
                              2006       $20.537      $23.644           358
                              2007       $23.644      $20.253           357
                              2008       $20.253      $12.053           355
                              2009       $12.053      $15.561           354
                              2010       $15.561      $19.242           352
                              2011       $19.242      $17.994           351
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $ 5.525      $ 3.763        13,645
                              2003       $ 3.763      $ 4.919        13,530
                              2004       $ 4.919      $ 5.726        12,181
                              2005       $ 5.726      $ 6.303        12,080
                              2006       $ 6.303      $ 6.524        11,363
                              2007       $ 6.524      $ 6.647        11,322
                              2008       $ 6.647      $ 3.552        11,247
                              2009       $ 3.552      $ 4.838        12,292
                              2010       $ 4.838      $ 5.518             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.263      $ 4.516        10,785
                              2003       $ 4.516      $ 5.537        10,310
                              2004       $ 5.537      $ 5.708         7,697
                              2005       $ 5.708      $ 5.922           900
                              2006       $ 5.922      $ 6.128           897
                              2007       $ 6.128      $ 6.346           895
                              2008       $ 6.346      $ 3.922           891
                              2009       $ 3.922      $ 6.309           886
                              2010       $ 6.309      $ 7.481           883
                              2011       $ 7.481      $ 6.032           879


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85%.

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

        WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGES 66-75)

                           MORTALITY & EXPENSE = 2.0


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2002       $11.163      $11.991            0
                              2003       $11.991      $11.934            0
                              2004       $11.934      $12.006            0
                              2005       $12.006      $11.926            0
                              2006       $11.926      $12.064            0
                              2007       $12.064      $12.811            0
                              2008       $12.811      $12.592            0
                              2009       $12.592      $14.932            0
                              2011       $10.000      $16.106            0
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2002       $ 7.705      $ 5.863        7,227
                              2003       $ 5.863      $ 7.171        7,227
                              2004       $ 7.171      $ 8.060        3,613
                              2005       $ 8.060      $ 8.522        3,613
                              2006       $ 8.522      $ 9.381            0
                              2007       $ 9.381      $ 8.554            0
                              2008       $ 8.554      $ 5.164            0
                              2009       $ 5.164      $ 4.800            0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2003       $10.000      $12.867            0
                              2004       $12.867      $14.895            0
                              2005       $14.895      $16.080            0
                              2006       $16.080      $18.158            0
                              2007       $18.158      $16.093            0
                              2008       $16.093      $10.222            0
                              2009       $10.222      $14.587            0
                              2011       $10.000      $17.040            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2002       $ 5.157      $ 3.423            0
                              2003       $ 3.423      $ 4.429            0
                              2004       $ 4.429      $ 4.669            0
                              2005       $ 4.669      $ 4.907            0
                              2006       $ 4.907      $ 5.342            0
                              2007       $ 5.342      $ 5.774            0
                              2008       $ 5.774      $ 3.209            0
                              2009       $ 3.209      $ 3.140            0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2002       $10.076      $10.458          703
                              2003       $10.458      $12.303          703
                              2004       $12.303      $13.167          703
                              2005       $13.167      $13.298            0
                              2006       $13.298      $13.853            0
                              2007       $13.853      $14.135            0
                              2008       $14.135      $ 9.583            0
                              2009       $ 9.583      $14.591            0
                              2011       $10.000      $15.290            0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2003       $10.000      $11.988            0
                              2004       $11.988      $13.137            0
                              2005       $13.137      $13.583            0
                              2006       $13.583      $15.821            0
                              2007       $15.821      $15.997            0
                              2008       $15.997      $10.795            0
                              2009       $10.795      $13.483            0
                              2011       $10.000      $14.862            0
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.727      $ 9.593        4,898
                              2003       $ 9.593      $11.003        4,898
                              2004       $11.003      $11.668        4,744
                              2005       $11.668      $11.893        4,585
                              2006       $11.893      $13.045        4,437
                              2007       $13.045      $12.904        4,274
                              2008       $12.904      $ 7.496        3,417
                              2009       $ 7.496      $ 9.229        3,300
                              2011       $10.000      $10.096            0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $ 8.868      $ 7.470            0
                              2003       $ 7.470      $ 8.924            0
                              2004       $ 8.924      $ 9.542            0
                              2005       $ 9.542      $10.004            0
                              2006       $10.004      $11.065            0
                              2007       $11.065      $11.161            0
                              2008       $11.161      $ 7.293            0
                              2009       $ 7.293      $ 9.664            0
                              2011       $10.000      $10.600            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2002       $ 5.146      $ 3.914           310
                              2003       $ 3.914      $ 4.957           310
                              2004       $ 4.957      $ 5.522           310
                              2005       $ 5.522      $ 5.887           310
                              2006       $ 5.887      $ 7.109           310
                              2007       $ 7.109      $ 7.595           310
                              2008       $ 7.595      $ 4.068             0
                              2009       $ 4.068      $ 5.181             0
                              2011       $10.000      $ 5.195             0
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $ 9.620      $ 7.509           871
                              2003       $ 7.509      $ 8.713           871
                              2004       $ 8.713      $ 9.147           871
                              2005       $ 9.147      $10.147           162
                              2006       $10.147      $10.223           162
                              2007       $10.223      $ 9.957           162
                              2008       $ 9.957      $ 8.092             0
                              2009       $ 8.092      $ 9.992             0
                              2011       $10.000      $ 9.718             0
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $ 9.282      $ 6.354             0
                              2003       $ 6.354      $ 7.773             0
                              2004       $ 7.773      $ 9.263             0
                              2005       $ 9.263      $ 9.857             0
                              2006       $ 9.857      $12.272             0
                              2007       $12.272      $14.424             0
                              2008       $14.424      $ 9.825             0
                              2009       $ 9.825      $10.337             0
                              2011       $10.000      $ 9.564             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.960      $ 7.907        15,117
                              2003       $ 7.907      $ 9.871        14,154
                              2004       $ 9.871      $10.748        13,980
                              2005       $10.748      $11.085        13,124
                              2006       $11.085      $12.592        12,956
                              2007       $12.592      $11.594         5,914
                              2008       $11.594      $ 6.965         3,866
                              2009       $ 6.965      $ 8.860         3,733
                              2011       $10.000      $ 9.282             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2002       $ 4.906      $ 3.390          791
                              2003       $ 3.390      $ 4.088            0
                              2004       $ 4.088      $ 4.076            0
                              2005       $ 4.076      $ 4.159            0
                              2006       $ 4.159      $ 4.425            0
                              2007       $ 4.425      $ 4.570            0
                              2008       $ 4.570      $ 2.791            0
                              2009       $ 2.791      $ 3.853            0
                              2011       $10.000      $ 4.162            0
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $ 9.309      $ 9.057            0
                              2003       $ 9.057      $11.231            0
                              2004       $11.231      $12.167            0
                              2005       $12.167      $12.294            0
                              2006       $12.294      $13.316            0
                              2007       $13.316      $13.413            0
                              2008       $13.413      $ 9.718            0
                              2009       $ 9.718      $14.304            0
                              2011       $10.000      $15.942            0
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $11.174      $11.814        3,889
                              2003       $11.814      $12.090        3,889
                              2004       $12.090      $12.374        3,749
                              2005       $12.374      $12.413        3,607
                              2006       $12.413      $12.715        3,473
                              2007       $12.715      $13.111        3,325
                              2008       $13.111      $ 9.774        3,087
                              2009       $ 9.774      $14.048        2,980
                              2011       $10.000      $15.565            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 7.137      $ 5.758        1,058
                              2003       $ 5.758      $ 7.253            0
                              2004       $ 7.253      $ 8.259            0
                              2005       $ 8.259      $ 9.081            0
                              2006       $ 9.081      $11.367            0
                              2007       $11.367      $12.071            0
                              2008       $12.071      $ 6.630            0
                              2009       $ 6.630      $ 8.098            0
                              2011       $10.000      $ 7.108            0
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2002       $ 4.806      $ 3.926            0
                              2003       $ 3.926      $ 5.126            0
                              2004       $ 5.126      $ 5.694            0
                              2005       $ 5.694      $ 6.605            0
                              2006       $ 6.605      $ 8.165            0
                              2007       $ 8.165      $ 9.058            0
                              2008       $ 9.058      $ 5.106            0
                              2009       $ 5.106      $ 6.923            0
                              2011       $10.000      $ 6.125            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2002       $ 8.273      $ 6.557            0
                              2003       $ 6.557      $ 8.858            0
                              2004       $ 8.858      $10.502            0
                              2005       $10.502      $11.744            0
                              2006       $11.744      $14.644            0
                              2007       $14.644      $15.355            0
                              2008       $15.355      $ 8.122            0
                              2009       $ 8.122      $10.044            0
                              2011       $10.000      $ 8.910            0
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $ 6.166      $ 4.600          930
                              2003       $ 4.600      $ 5.731            0
                              2004       $ 5.731      $ 6.327            0
                              2005       $ 6.327      $ 6.747            0
                              2006       $ 6.747      $ 7.534            0
                              2007       $ 7.534      $ 7.001            0
                              2008       $ 7.001      $ 4.147            0
                              2009       $ 4.147      $ 5.317            0
                              2011       $10.000      $ 5.820            0
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.478      $10.390            0
                              2003       $10.390      $10.234            0
                              2004       $10.234      $10.095        3,745
                              2005       $10.095      $10.144        3,745
                              2006       $10.144      $10.379            0
                              2007       $10.379      $10.657            0
                              2008       $10.657      $10.712            0
                              2009       $10.712      $10.519            0
                              2011       $10.000      $10.108            0
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $ 4.902      $ 3.338        1,348
                              2003       $ 3.338      $ 4.332        1,348
                              2004       $ 4.332      $ 4.683        1,348
                              2005       $ 4.683      $ 5.049            0
                              2006       $ 5.049      $ 5.372            0
                              2007       $ 5.372      $ 5.566            0
                              2008       $ 5.566      $ 3.341            0
                              2009       $ 3.341      $ 4.326            0
                              2011       $10.000      $ 4.716            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2003       $10.000      $12.736             0
                              2004       $12.736      $14.409             0
                              2005       $14.409      $15.879             0
                              2006       $15.879      $17.907             0
                              2007       $17.907      $17.843             0
                              2008       $17.843      $ 9.997             0
                              2009       $ 9.997      $13.618             0
                              2011       $10.000      $15.395             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $12.374      $10.049             0
                              2003       $10.049      $13.046             0
                              2004       $13.046      $14.758             0
                              2005       $14.758      $15.316             0
                              2006       $15.316      $17.414             0
                              2007       $17.414      $16.230             0
                              2008       $16.230      $ 8.786             0
                              2009       $ 8.786      $ 8.268             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2002       $ 3.263      $ 2.167         1,210
                              2003       $ 2.167      $ 2.882             0
                              2004       $ 2.882      $ 3.066             0
                              2005       $ 3.066      $ 3.241             0
                              2006       $ 3.241      $ 3.570             0
                              2007       $ 3.570      $ 3.942             0
                              2008       $ 3.942      $ 2.099             0
                              2009       $ 2.099      $ 2.036             0
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $ 7.629      $ 5.816        11,170
                              2003       $ 5.816      $ 7.143        11,170
                              2004       $ 7.143      $ 7.530         9,069
                              2005       $ 7.530      $ 7.749         7,954
                              2006       $ 7.749      $ 8.454         5,862
                              2007       $ 8.454      $ 8.330         5,613
                              2008       $ 8.330      $ 5.017         5,211
                              2009       $ 5.017      $ 6.548         5,031
                              2011       $10.000      $ 7.191             0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $13.379      $10.716           299
                              2003       $10.716      $15.716             0
                              2004       $15.716      $19.439             0
                              2005       $19.439      $20.391             0
                              2006       $20.391      $23.440             0
                              2007       $23.440      $20.047             0
                              2008       $20.047      $11.913             0
                              2009       $11.913      $15.356             0
                              2011       $10.000      $17.702             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $ 5.652       $3.754           0
                              2003       $ 3.754       $4.899           0
                              2004       $ 4.899       $5.694           0
                              2005       $ 5.694       $6.258           0
                              2006       $ 6.258       $6.468           0
                              2007       $ 6.468       $6.579           0
                              2008       $ 6.579       $3.511           0
                              2009       $ 3.511       $4.774           0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.257       $4.505         866
                              2003       $ 4.505       $5.514         252
                              2004       $ 5.514       $5.676         252
                              2005       $ 5.676       $5.880         252
                              2006       $ 5.880       $6.075         252
                              2007       $ 6.075       $6.282         252
                              2008       $ 6.282       $3.876           0
                              2009       $ 3.876       $6.226           0
                              2011       $10.000       $5.934           0

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                   DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)

                           MORTALITY & EXPENSE = 2.0


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - CLASS IB
                              2002       $11.222      $11.972         4,222
                              2003       $11.972      $11.915         3,555
                              2004       $11.915      $11.988         2,919
                              2005       $11.988      $11.908         4,222
                              2006       $11.908      $12.046         4,140
                              2007       $12.046      $12.791           241
                              2008       $12.791      $12.573            50
                              2009       $12.573      $14.909             0
                              2010       $14.909      $15.364             0
                              2011       $15.364      $16.081             0
PUTNAM VT CAPITAL APPRECIATION FUND - CLASS IB
                              2002       $ 7.698      $ 5.858        12,843
                              2003       $ 5.858      $ 7.164        10,211
                              2004       $ 7.164      $ 8.053         9,765
                              2005       $ 8.053      $ 8.514            10
                              2006       $ 8.514      $ 9.373        10,248
                              2007       $ 9.373      $ 8.546         8,324
                              2008       $ 8.546      $ 5.160         8,088
                              2009       $ 5.160      $ 4.795             0
PUTNAM VT CAPITAL OPPORTUNITIES FUND - CLASS IB
                              2003       $10.000      $12.867             0
                              2004       $12.867      $14.895             0
                              2005       $14.895      $16.080             0
                              2006       $16.080      $18.158             0
                              2007       $18.158      $16.093           811
                              2008       $16.093      $10.222           830
                              2009       $10.222      $14.587           838
                              2010       $14.587      $18.518           835
                              2011       $18.518      $17.040           832

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB
                              2002       $ 5.152      $ 3.420          917
                              2003       $ 3.420      $ 4.425        2,539
                              2004       $ 4.425      $ 4.665        3,039
                              2005       $ 4.665      $ 4.903        3,864
                              2006       $ 4.903      $ 5.337        1,432
                              2007       $ 5.337      $ 5.769            0
                              2008       $ 5.769      $ 3.206            0
                              2009       $ 3.206      $ 3.137            0
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB
                              2002       $10.167      $10.442        2,590
                              2003       $10.442      $12.285        3,518
                              2004       $12.285      $13.147        4,027
                              2005       $13.147      $13.277        4,111
                              2006       $13.277      $13.831        4,250
                              2007       $13.831      $14.113          564
                              2008       $14.113      $ 9.569          456
                              2009       $ 9.569      $14.569          422
                              2010       $14.569      $16.087        1,630
                              2011       $16.087      $15.266        1,630
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                              2003       $10.000      $11.988          158
                              2004       $11.988      $13.137          157
                              2005       $13.137      $13.583          157
                              2006       $13.583      $15.821          156
                              2007       $15.821      $15.997          850
                              2008       $15.997      $10.795          694
                              2009       $10.795      $13.483        2,544
                              2010       $13.483      $14.879        1,880
                              2011       $14.879      $14.862        1,769
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                              2002       $10.898      $ 9.578          616
                              2003       $ 9.578      $10.986        6,729
                              2004       $10.986      $11.650        4,105
                              2005       $11.650      $11.874        1,468
                              2006       $11.874      $13.025        1,353
                              2007       $13.025      $12.885        1,248
                              2008       $12.885      $ 7.485        1,154
                              2009       $ 7.485      $ 9.215        1,309
                              2010       $ 9.215      $10.008        1,368
                              2011       $10.008      $10.080        1,296

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND - CLASS IB
                              2002       $ 8.855      $ 7.459            0
                              2003       $ 7.459      $ 8.910            0
                              2004       $ 8.910      $ 9.528            0
                              2005       $ 9.528      $ 9.989            0
                              2006       $ 9.989      $11.048            0
                              2007       $11.048      $11.144            0
                              2008       $11.144      $ 7.282            0
                              2009       $ 7.282      $ 9.649            0
                              2010       $ 9.649      $10.845            0
                              2011       $10.845      $10.584            0
PUTNAM VT GLOBAL EQUITY FUND - CLASS IB
                              2002       $ 5.138      $ 3.908        3,034
                              2003       $ 3.908      $ 4.949            0
                              2004       $ 4.949      $ 5.514            0
                              2005       $ 5.514      $ 5.878            0
                              2006       $ 5.878      $ 7.098          777
                              2007       $ 7.098      $ 7.583          775
                              2008       $ 7.583      $ 4.061          772
                              2009       $ 4.061      $ 5.173          768
                              2010       $ 5.173      $ 5.568          765
                              2011       $ 5.568      $ 5.187          762
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB
                              2002       $ 9.605      $ 7.498        4,044
                              2003       $ 7.498      $ 8.699        4,081
                              2004       $ 8.699      $ 9.133        1,996
                              2005       $ 9.133      $10.132        3,481
                              2006       $10.132      $10.207        3,631
                              2007       $10.207      $ 9.942        3,283
                              2008       $ 9.942      $ 8.079          271
                              2009       $ 8.079      $ 9.977          286
                              2010       $ 9.977      $10.018          315
                              2011       $10.018      $ 9.703          318
PUTNAM VT GLOBAL UTILITIES FUND - CLASS IB
                              2002       $ 9.268      $ 6.345        4,977
                              2003       $ 6.345      $ 7.761        2,314
                              2004       $ 7.761      $ 9.249        1,802
                              2005       $ 9.249      $ 9.842        4,732
                              2006       $ 9.842      $12.253        1,595
                              2007       $12.253      $14.402          435
                              2008       $14.402      $ 9.810        1,502
                              2009       $ 9.810      $10.321          435
                              2010       $10.321      $10.300            0
                              2011       $10.300      $ 9.549            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $ 9.944      $ 7.895        26,218
                              2003       $ 7.895      $ 9.856        28,749
                              2004       $ 9.856      $10.732        25,739
                              2005       $10.732      $11.068        26,546
                              2006       $11.068      $12.573        24,569
                              2007       $12.573      $11.576        15,761
                              2008       $11.576      $ 6.954         7,579
                              2009       $ 6.954      $ 8.847         7,771
                              2010       $ 8.847      $ 9.917         7,860
                              2011       $ 9.917      $ 9.268         7,723
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB
                              2002       $ 4.899      $ 3.385        25,801
                              2003       $ 3.385      $ 4.082        25,515
                              2004       $ 4.082      $ 4.070        33,528
                              2005       $ 4.070      $ 4.153        39,014
                              2006       $ 4.153      $ 4.418        40,759
                              2007       $ 4.418      $ 4.563        22,224
                              2008       $ 4.563      $ 2.787        11,254
                              2009       $ 2.787      $ 3.847        10,575
                              2010       $ 3.847      $ 4.423        10,420
                              2011       $ 4.423      $ 4.156        10,093
PUTNAM VT HIGH YIELD FUND - CLASS IB
                              2002       $ 9.384      $ 9.043         1,916
                              2003       $ 9.043      $11.214         3,832
                              2004       $11.214      $12.149         6,217
                              2005       $12.149      $12.275         4,233
                              2006       $12.275      $13.296         4,138
                              2007       $13.296      $13.393           800
                              2008       $13.393      $ 9.703             0
                              2009       $ 9.703      $14.282             0
                              2010       $14.282      $15.961             0
                              2011       $15.961      $15.917             0
PUTNAM VT INCOME FUND - CLASS IB
                              2002       $11.157      $11.796        13,756
                              2003       $11.796      $12.071         8,432
                              2004       $12.071      $12.355         8,305
                              2005       $12.355      $13.934             9
                              2006       $12.394      $12.696           742
                              2007       $12.696      $13.090             0
                              2008       $13.090      $ 9.759             0
                              2009       $ 9.759      $14.026             0
                              2010       $14.026      $15.103             0
                              2011       $15.103      $15.542             0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $ 7.126      $ 5.749         9,700
                              2003       $ 5.749      $ 7.242         6,669
                              2004       $ 7.242      $ 8.246         7,237
                              2005       $ 8.246      $ 9.067         8,102
                              2006       $ 9.067      $11.350         6,410
                              2007       $11.350      $12.052         5,786
                              2008       $12.052      $ 6.620         2,933
                              2009       $ 6.620      $ 8.085         1,599
                              2010       $ 8.085      $ 8.718           876
                              2011       $ 8.718      $ 7.097           872

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
                              2002       $ 4.632      $ 3.920         2,110
                              2003       $ 3.920      $ 5.118         3,285
                              2004       $ 5.118      $ 5.685         3,247
                              2005       $ 5.685      $ 6.595         3,214
                              2006       $ 6.595      $ 8.152         9,565
                              2007       $ 8.152      $ 9.044        10,023
                              2008       $ 9.044      $ 5.098         9,135
                              2009       $ 5.098      $ 6.912         7,358
                              2010       $ 6.912      $ 7.601         3,347
                              2011       $ 7.601      $ 6.116         3,332
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2002       $ 7.747      $ 6.547        15,337
                              2003       $ 6.547      $ 8.845        13,201
                              2004       $ 8.845      $10.486        11,651
                              2005       $10.486      $11.726        11,721
                              2006       $11.726      $14.621        10,856
                              2007       $14.621      $15.331         7,702
                              2008       $15.331      $ 8.110         7,401
                              2009       $ 8.110      $10.029         6,331
                              2010       $10.029      $10.529         6,632
                              2011       $10.529      $ 8.896         6,975
PUTNAM VT INVESTORS FUND - CLASS IB
                              2002       $ 6.156      $ 4.593         9,731
                              2003       $ 4.593      $ 5.723         8,817
                              2004       $ 5.723      $ 6.317         8,680
                              2005       $ 6.317      $ 6.736         8,471
                              2006       $ 6.736      $ 7.522         5,622
                              2007       $ 7.522      $ 6.990         3,970
                              2008       $ 6.990      $ 4.141         3,874
                              2009       $ 4.141      $ 5.309        14,257
                              2010       $ 5.309      $ 5.927        14,434
                              2011       $ 5.927      $ 5.811        13,805
PUTNAM VT MONEY MARKET FUND - CLASS IB
                              2002       $10.462      $10.374        14,531
                              2003       $10.374      $10.218         2,055
                              2004       $10.218      $10.080           595
                              2005       $10.080      $10.129           840
                              2006       $10.129      $10.363            48
                              2007       $10.363      $10.640             0
                              2008       $10.640      $10.695         5,565
                              2009       $10.695      $10.503         5,563
                              2010       $10.503      $10.297         5,560
                              2011       $10.297      $10.093         5,557

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB
                              2002       $ 4.894      $ 3.333        25,870
                              2003       $ 3.333      $ 4.326        33,868
                              2004       $ 4.326      $ 4.676        30,700
                              2005       $ 4.676      $ 5.041        34,902
                              2006       $ 5.041      $ 5.364        35,171
                              2007       $ 5.364      $ 5.557        23,773
                              2008       $ 5.557      $ 3.336        14,956
                              2009       $ 3.336      $ 4.320        15,056
                              2010       $ 4.320      $ 5.061        27,573
                              2011       $ 5.061      $ 4.708        26,883
PUTNAM VT MULTI-CAP VALUE FUND - CLASS IB
                              2003       $10.000      $12.736           149
                              2004       $12.736      $14.409           149
                              2005       $14.409      $15.879           148
                              2006       $15.879      $17.907           148
                              2007       $17.907      $17.843           686
                              2008       $17.843      $ 9.997           537
                              2009       $ 9.997      $13.618           536
                              2010       $13.618      $16.556           232
                              2011       $16.556      $15.395           230
PUTNAM VT NEW VALUE FUND - CLASS IB
                              2002       $12.131      $10.033        10,945
                              2003       $10.033      $13.026         7,923
                              2004       $13.026      $14.735         9,123
                              2005       $14.735      $15.292        11,465
                              2006       $15.292      $17.387        11,329
                              2007       $17.387      $16.205         5,876
                              2008       $16.205      $ 8.772         2,268
                              2009       $ 8.772      $ 8.255             0
PUTNAM VT OTC & EMERGING GROWTH FUND - CLASS IB
                              2002       $ 1.380      $ 2.164             0
                              2003       $ 2.164      $ 2.878         8,308
                              2004       $ 2.878      $ 3.061         8,308
                              2005       $ 3.061      $ 3.236         8,308
                              2006       $ 3.236      $ 3.564         8,308
                              2007       $ 3.564      $ 3.936         6,813
                              2008       $ 3.936      $ 2.096         6,889
                              2009       $ 2.096      $ 2.033             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT RESEARCH FUND - CLASS IB
                              2002       $ 7.617      $ 5.807         8,467
                              2003       $ 5.807      $ 7.132         6,818
                              2004       $ 7.132      $ 7.518         6,802
                              2005       $ 7.518      $ 7.738         6,705
                              2006       $ 7.738      $ 8.441         2,993
                              2007       $ 8.441      $ 8.318         1,553
                              2008       $ 8.318      $ 5.009         1,548
                              2009       $ 5.009      $ 6.538         1,540
                              2010       $ 6.538      $ 7.457         1,533
                              2011       $ 7.457      $ 7.180         1,528
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $13.359      $10.669         5,513
                              2003       $10.669      $15.691         5,635
                              2004       $15.691      $19.409         5,553
                              2005       $19.409      $20.360         5,310
                              2006       $20.360      $23.404         5,217
                              2007       $23.404      $20.017         3,508
                              2008       $20.017      $11.894         2,647
                              2009       $11.894      $15.332         2,643
                              2010       $15.332      $18.930         2,302
                              2011       $18.930      $17.675         2,239
PUTNAM VT VISTA FUND - CLASS IB
                              2002       $ 5.511      $ 3.748        13,266
                              2003       $ 3.748      $ 4.891        18,843
                              2004       $ 4.891      $ 5.685        16,738
                              2005       $ 5.685      $ 6.249        17,059
                              2006       $ 6.249      $ 6.458        18,736
                              2007       $ 6.458      $ 6.569        12,836
                              2008       $ 6.569      $ 3.505         9,395
                              2009       $ 3.505      $ 4.766        13,410
                              2010       $ 4.766      $ 5.431             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $ 6.247      $ 4.498        36,593
                              2003       $ 4.498      $ 5.506        39,205
                              2004       $ 5.506      $ 5.667        34,530
                              2005       $ 5.667      $ 5.870        29,976
                              2006       $ 5.870      $ 6.066        29,093
                              2007       $ 6.066      $ 6.272        22,287
                              2008       $ 6.272      $ 3.870        14,124
                              2009       $ 3.870      $ 6.217        12,232
                              2010       $ 6.217      $ 7.360        11,573
                              2011       $ 7.360      $ 5.925        12,261


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2011 AND FOR THE PERIODS ENDED DECEMBER 31, 2011 AND 2010 AND
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Accounts") as of December 31, 2011, the related statements of operations and changes in net assets for each of the periods presented for each of the individual sub-accounts which comprise the Accounts. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the Accounts' fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2011, the results of their operations and changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
April 02, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                     AST
                                      ACADEMIC                AMERICAN       AST                     AST
                                     STRATEGIES      AST       CENTURY    BALANCED       AST        BOND
                                        ASSET     ADVANCED    INCOME &      ASSET     BLACKROCK   PORTFOLIO
                                     ALLOCATION  STRATEGIES    GROWTH    ALLOCATION     VALUE       2018
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.......... $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
                                     ----------  ----------    ------    ----------    -------    --------
    Total assets.................... $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
                                     ==========  ==========    ======    ==========    =======    ========
NET ASSETS
Accumulation units.................. $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
Contracts in payout (annuitization)
 period.............................         --          --        --            --         --          --
                                     ----------  ----------    ------    ----------    -------    --------
    Total net assets................ $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
                                     ==========  ==========    ======    ==========    =======    ========
FUND SHARE INFORMATION
Number of shares....................    625,197     201,230       378       750,435      1,807      71,027
                                     ==========  ==========    ======    ==========    =======    ========
Cost of investments................. $6,231,620  $1,934,534    $4,764    $7,105,739    $19,756    $787,415
                                     ==========  ==========    ======    ==========    =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.65  $     9.48    $ 7.77    $     9.14    $  7.30    $  11.46
                                     ==========  ==========    ======    ==========    =======    ========
    Highest......................... $    12.82  $    13.61    $14.15    $    12.87    $ 13.75    $  13.83
                                     ==========  ==========    ======    ==========    =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                     AST
                                         AST         AST         AST         AST     AST CAPITAL     CLS
                                        BOND        BOND        BOND        BOND       GROWTH      GROWTH
                                      PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                        2019        2020        2021        2022     ALLOCATION  ALLOCATION
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
                                      --------     -------    --------    --------   ----------   --------
    Total assets....................  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
                                      ========     =======    ========    ========   ==========   ========
NET ASSETS
Accumulation units..................  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
Contracts in payout (annuitization)
 period.............................        --          --          --          --           --         --
                                      --------     -------    --------    --------   ----------   --------
    Total net assets................  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
                                      ========     =======    ========    ========   ==========   ========
FUND SHARE INFORMATION
Number of shares....................    29,149       7,938      32,470      51,724      526,128     24,703
                                      ========     =======    ========    ========   ==========   ========
Cost of investments.................  $323,367     $78,859    $402,503    $611,445   $5,113,802   $216,527
                                      ========     =======    ========    ========   ==========   ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  11.60     $ 11.06    $  12.72    $  11.89   $     8.43   $   8.71
                                      ========     =======    ========    ========   ==========   ========
    Highest.........................  $  13.96     $ 11.73    $  13.09    $  12.06   $    13.12   $  13.27
                                      ========     =======    ========    ========   ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                      ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED     ADVANCED
                                       SERIES      SERIES      SERIES       SERIES       SERIES       SERIES
                                        TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ------------- ----------- ------------
                                         AST                                                           AST
                                         CLS         AST         AST          AST          AST     FIRST TRUST
                                      MODERATE     COHEN &    FEDERATED  FI PYRAMIS(R) FIRST TRUST   CAPITAL
                                        ASSET      STEERS    AGGRESSIVE      ASSET      BALANCED   APPRECIATION
                                     ALLOCATION    REALTY      GROWTH     ALLOCATION     TARGET       TARGET
                                     ----------- ----------- ----------- ------------- ----------- ------------
ASSETS
Investments, at fair value.......... $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
                                     ----------    -------     -------     --------    ----------   ----------
    Total assets.................... $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
                                     ==========    =======     =======     ========    ==========   ==========
NET ASSETS
Accumulation units.................. $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
Contracts in payout (annuitization)
 period.............................         --         --          --           --            --           --
                                     ----------    -------     -------     --------    ----------   ----------
    Total net assets................ $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
                                     ==========    =======     =======     ========    ==========   ==========
FUND SHARE INFORMATION
Number of shares....................    168,036      6,575       2,156       18,744       251,661    1,009,877
                                     ==========    =======     =======     ========    ==========   ==========
Cost of investments................. $1,334,548    $52,847     $19,910     $156,752    $2,274,526   $9,362,498
                                     ==========    =======     =======     ========    ==========   ==========
ACCUMULATION UNIT FAIR
VALUE
    Lowest.......................... $     9.15    $  9.87     $  7.83     $   9.24    $     8.55   $     7.90
                                     ==========    =======     =======     ========    ==========   ==========
    Highest......................... $    12.63    $ 19.17     $ 14.40     $  12.74    $    13.34   $    13.07
                                     ==========    =======     =======     ========    ==========   ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST         AST         AST
                                         AST       GOLDMAN      GOLDMAN     GOLDMAN     GOLDMAN
                                       GLOBAL       SACHS        SACHS       SACHS       SACHS
                                        REAL     CONCENTRATED  LARGE-CAP    MID-CAP    SMALL-CAP      AST
                                       ESTATE       GROWTH       VALUE      GROWTH       VALUE    HIGH YIELD
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
                                       ------      -------      -------     -------     ------      -------
    Total assets....................   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
                                       ======      =======      =======     =======     ======      =======
NET ASSETS
Accumulation units..................   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
Contracts in payout (annuitization)
 period.............................       --           --           --          --         --           --
                                       ------      -------      -------     -------     ------      -------
    Total net assets................   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
                                       ======      =======      =======     =======     ======      =======
FUND SHARE INFORMATION
Number of shares....................      289        2,007        1,059       9,482        475        4,614
                                       ======      =======      =======     =======     ======      =======
Cost of investments.................   $2,030      $46,068      $21,849     $48,862     $4,417      $31,470
                                       ======      =======      =======     =======     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $ 8.68      $  8.83      $  6.90     $ 10.11     $11.45      $ 10.89
                                       ======      =======      =======     =======     ======      =======
    Highest.........................   $15.32      $ 13.10      $ 12.54     $ 15.10     $15.78      $ 14.12
                                       ======      =======      =======     =======     ======      =======



                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED     ADVANCED      ADVANCED      ADVANCED     ADVANCED
                                     SERIES TRUST SERIES TRUST SERIES TRUST  SERIES TRUST  SERIES TRUST SERIES TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------ ------------- ------------- ------------ -------------
                                         AST          AST
                                       HORIZON      HORIZON                                    AST           AST
                                        GROWTH      MODERATE        AST           AST       INVESTMENT    JPMORGAN
                                        ASSET        ASSET     INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                      ALLOCATION   ALLOCATION     GROWTH         VALUE         BOND        EQUITY
                                     ------------ ------------ ------------- ------------- ------------ -------------
ASSETS
Investments, at fair value..........   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
                                       --------     --------      -------       -------     ----------     -------
    Total assets....................   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
                                       ========     ========      =======       =======     ==========     =======
NET ASSETS
Accumulation units..................   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
Contracts in payout (annuitization)
 period.............................         --           --           --            --             --          --
                                       --------     --------      -------       -------     ----------     -------
    Total net assets................   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
                                       ========     ========      =======       =======     ==========     =======
FUND SHARE INFORMATION
Number of shares....................     13,425       47,138        4,693         4,702      1,594,371       2,410
                                       ========     ========      =======       =======     ==========     =======
Cost of investments.................   $115,273     $413,935      $55,061       $87,967     $9,781,179     $52,510
                                       ========     ========      =======       =======     ==========     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $   9.40     $   9.58      $  6.62       $  6.67     $    12.88     $  7.19
                                       ========     ========      =======       =======     ==========     =======
    Highest.........................   $  13.35     $  12.68      $ 12.74       $ 12.26     $    14.51     $ 12.74
                                       ========     ========      =======       =======     ==========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST        TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------- ----------- ----------- ----------- ----------- -----------
                                          AST                      AST         AST
                                       JPMORGAN        AST     LORD ABBETT   MARSICO       AST         AST
                                       STRATEGIC    LARGE-CAP  CORE FIXED    CAPITAL   MFS GLOBAL      MFS
                                     OPPORTUNITIES    VALUE      INCOME      GROWTH      EQUITY      GROWTH
                                     ------------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
                                      ----------     ------      -------     -------     -------     -------
    Total assets....................  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
                                      ==========     ======      =======     =======     =======     =======
NET ASSETS
Accumulation units..................  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
Contracts in payout (annuitization)
 period.............................          --         --           --          --          --          --
                                      ----------     ------      -------     -------     -------     -------
    Total net assets................  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
                                      ==========     ======      =======     =======     =======     =======
FUND SHARE INFORMATION
Number of shares....................     238,670         45        4,344       3,876       4,025       1,498
                                      ==========     ======      =======     =======     =======     =======
Cost of investments.................  $2,803,505     $  776      $44,011     $74,492     $45,058     $13,038
                                      ==========     ======      =======     =======     =======     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     9.40     $ 6.50      $ 12.02     $  8.42     $  8.82     $  8.57
                                      ==========     ======      =======     =======     =======     =======
    Highest.........................  $    12.09     $13.30      $ 14.54     $ 14.53     $ 13.97     $ 13.12
                                      ==========     ======      =======     =======     =======     =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                 AST         AST         AST         AST
                                                              NEUBERGER   NEUBERGER  PARAMETRIC     PIMCO
                                         AST         AST       BERMAN/     BERMAN     EMERGING     LIMITED
                                       MID-CAP      MONEY    LSV MID-CAP   MID-CAP     MARKETS    MATURITY
                                        VALUE      MARKET       VALUE      GROWTH      EQUITY       BOND
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
                                       -------    --------     -------     -------     -------    --------
    Total assets....................   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
                                       =======    ========     =======     =======     =======    ========
NET ASSETS
Accumulation units..................   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
Contracts in payout (annuitization)
 period.............................        --          --          --          --          --          --
                                       -------    --------     -------     -------     -------    --------
    Total net assets................   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
                                       =======    ========     =======     =======     =======    ========
FUND SHARE INFORMATION
Number of shares....................     3,277     418,302       2,336       1,454       2,711      10,223
                                       =======    ========     =======     =======     =======    ========
Cost of investments.................   $30,140    $418,302     $34,252     $29,234     $20,430    $114,040
                                       =======    ========     =======     =======     =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  8.97    $   9.26     $  8.79     $  9.09     $  8.33    $  10.45
                                       =======    ========     =======     =======     =======    ========
    Highest.........................   $ 15.21    $  10.04     $ 15.90     $ 15.58     $ 13.89    $  11.80
                                       =======    ========     =======     =======     =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST        TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ------------ ----------- ----------- ----------- -----------
                                                                               AST
                                         AST          AST          AST      SCHRODERS
                                        PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST         AST
                                     TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP   SMALL-CAP
                                         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH       VALUE
                                     ------------ ------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
                                       --------    ----------    -------    --------     ------      -------
    Total assets....................   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
                                       ========    ==========    =======    ========     ======      =======
NET ASSETS
Accumulation units..................   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
Contracts in payout (annuitization)
 period.............................         --            --         --          --         --           --
                                       --------    ----------    -------    --------     ------      -------
    Total net assets................   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
                                       ========    ==========    =======    ========     ======      =======
FUND SHARE INFORMATION
Number of shares....................     34,492       695,275      2,495      48,902        138        2,372
                                       ========    ==========    =======    ========     ======      =======
Cost of investments.................   $405,320    $6,939,013    $29,088    $531,120     $1,851      $25,165
                                       ========    ==========    =======    ========     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  11.49    $    10.15    $  7.77    $   8.98     $10.41      $  8.97
                                       ========    ==========    =======    ========     ======      =======
    Highest.........................   $  12.94    $    12.48    $ 14.68    $  12.89     $17.09      $ 14.77
                                       ========    ==========    =======    ========     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                              ADVANCED      ADVANCED      ADVANCED      ADVANCED      ADVANCED      ADVANCED
                               SERIES        SERIES        SERIES        SERIES        SERIES        SERIES
                                TRUST         TRUST         TRUST         TRUST         TRUST         TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------- -------------
                                 AST           AST           AST           AST           AST           AST
                            T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE  WELLINGTON
                                ASSET        EQUITY        GLOBAL       LARGE-CAP      NATURAL     MANAGEMENT
                             ALLOCATION      INCOME         BOND         GROWTH       RESOURCES   HEDGED EQUITY
                            ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
                             ----------      -------       -------       -------      --------      --------
    Total assets...........  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
                             ==========      =======       =======       =======      ========      ========
NET ASSETS
Accumulation units.........  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
Contracts in payout
 (annuitization) period....          --           --            --            --            --            --
                             ----------      -------       -------       -------      --------      --------
    Total net assets.......  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
                             ==========      =======       =======       =======      ========      ========
FUND SHARE
 INFORMATION
Number of shares...........     304,210        5,369         8,547         2,621         5,964        11,843
                             ==========      =======       =======       =======      ========      ========
Cost of investments........  $4,646,354      $45,471       $95,758       $26,929      $155,387      $116,178
                             ==========      =======       =======       =======      ========      ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $     9.57      $  6.82       $ 10.74       $  9.38      $   6.78      $   7.62
                             ==========      =======       =======       =======      ========      ========
    Highest................  $    13.31      $ 13.84       $ 12.32       $ 14.43      $  13.58      $  13.60
                             ==========      =======       =======       =======      ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               ADVANCED      ADVANCED       ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                SERIES        SERIES         SERIES       SERIES        SERIES        SERIES
                                TRUST          TRUST         TRUST         TRUST        TRUST         TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            -------------- ------------- -------------- ----------- -------------- ------------
                               FRANKLIN
                            TEMPLETON VIP                                 PROFUND      PROFUND
                            FOUNDING FUNDS    PROFUND       PROFUND     VP MID-CAP     VP TELE-      PROFUND
                              ALLOCATION   VP FINANCIALS VP HEALTH CARE    VALUE    COMMUNICATIONS VP UTILITIES
                            -------------- ------------- -------------- ----------- -------------- ------------
ASSETS
Investments, at fair value.   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
                              ----------      ------         ------       ------        ------       -------
    Total assets...........   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
                              ==========      ======         ======       ======        ======       =======
NET ASSETS
Accumulation units.........   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
Contracts in payout
 (annuitization) period....           --          --             --           --            --            --
                              ----------      ------         ------       ------        ------       -------
    Total net assets.......   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
                              ==========      ======         ======       ======        ======       =======
FUND SHARE
 INFORMATION
Number of shares...........      315,056         158            104          164           419         1,536
                              ==========      ======         ======       ======        ======       =======
Cost of investments........   $2,150,322      $3,044         $3,072       $2,232        $3,046       $39,525
                              ==========      ======         ======       ======        ======       =======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................   $     8.60      $ 5.32         $10.37       $ 8.99        $ 8.44       $  9.14
                              ==========      ======         ======       ======        ======       =======
    Highest................   $    13.39      $11.69         $13.75       $14.03        $12.33       $ 14.49
                              ==========      ======         ======       ======        ======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                              ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                              BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                              VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                               PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                             SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------- -------------
                                            ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                              ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE
                            BERNSTEIN VPS   GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS
                               GROWTH        INCOME         VALUE        GROWTH       CAP VALUE       VALUE
                            ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $22,252,361   $60,388,482   $15,325,129   $17,080,919   $18,974,275   $1,442,471
                             -----------   -----------   -----------   -----------   -----------   ----------
    Total assets...........  $22,252,361   $60,388,482   $15,325,129   $17,080,919   $18,974,275   $1,442,471
                             ===========   ===========   ===========   ===========   ===========   ==========
NET ASSETS
Accumulation units.........  $22,198,192   $60,282,577   $15,323,889   $17,073,443   $18,974,275   $1,442,471
Contracts in payout
 (annuitization) period....       54,169       105,905         1,240         7,476            --           --
                             -----------   -----------   -----------   -----------   -----------   ----------
    Total net assets.......  $22,252,361   $60,388,482   $15,325,129   $17,080,919   $18,974,275   $1,442,471
                             ===========   ===========   ===========   ===========   ===========   ==========
FUND SHARE
 INFORMATION
Number of shares...........    1,123,289     3,381,214     1,344,310       652,691     1,233,698      155,439
                             ===========   ===========   ===========   ===========   ===========   ==========
Cost of investments........  $19,603,063   $70,571,831   $22,904,331   $15,572,170   $18,722,248   $1,830,457
                             ===========   ===========   ===========   ===========   ===========   ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      6.04   $      9.54   $      7.58   $      5.57   $     17.11   $     8.09
                             ===========   ===========   ===========   ===========   ===========   ==========
    Highest................  $     14.15   $     13.63   $      8.28   $     12.71   $     19.19   $     8.83
                             ===========   ===========   ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                DREYFUS
                                AMERICAN         AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                CENTURY          CENTURY      RESPONSIBLE                 VARIABLE     VARIABLE
                                VARIABLE         VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                            PORTFOLIOS, INC. PORTFOLIOS, INC. FUND, INC.   INDEX FUND       FUND         FUND
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ---------------- ---------------- ----------- ------------- ------------ ------------
                                                                DREYFUS
                                AMERICAN         AMERICAN      SOCIALLY
                                CENTURY          CENTURY      RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                              VP BALANCED    VP INTERNATIONAL GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                            ---------------- ---------------- ----------- ------------- ------------ ------------
ASSETS
Investments, at fair value.     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
                                -------           ------        -------     --------      -------      --------
    Total assets...........     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
                                =======           ======        =======     ========      =======      ========
NET ASSETS
Accumulation units.........     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
Contracts in payout
 (annuitization) period....          --               --             --           --           --            --
                                -------           ------        -------     --------      -------      --------
    Total net assets.......     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
                                =======           ======        =======     ========      =======      ========
FUND SHARE
 INFORMATION
Number of shares...........       1,591              570            468       14,985        4,619       576,805
                                =======           ======        =======     ========      =======      ========
Cost of investments........     $10,799           $4,250        $13,888     $431,397      $95,487      $576,805
                                =======           ======        =======     ========      =======      ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................     $ 16.06           $13.16        $  6.41     $   8.43      $  8.49      $   9.68
                                =======           ======        =======     ========      =======      ========
    Highest................     $ 16.30           $13.35        $ 12.21     $  13.49      $ 12.12      $  12.21
                                =======           ======        =======     ========      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                         DWS         DWS          DWS          DWS          DWS          DWS
                                      VARIABLE     VARIABLE     VARIABLE    VARIABLE     VARIABLE     VARIABLE
                                     INVESTMENT   INVESTMENT   INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT
                                      SERIES I     SERIES I     SERIES I    SERIES I     SERIES I     SERIES II
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------ ----------- ------------- -----------
                                                                  DWS          DWS
                                                     DWS         GLOBAL    GROWTH AND       DWS          DWS
                                         DWS       CAPITAL     SMALL CAP     INCOME    INTERNATIONAL  BALANCED
                                     BOND VIP A  GROWTH VIP A GROWTH VIP A    VIP A        VIP A      VIP A II
                                     ----------- ------------ ------------ ----------- ------------- -----------
ASSETS
Investments, at fair value..........  $295,546     $967,243    $1,053,837   $405,459     $288,527    $1,185,241
                                      --------     --------    ----------   --------     --------    ----------
    Total assets....................  $295,546     $967,243    $1,053,837   $405,459     $288,527    $1,185,241
                                      ========     ========    ==========   ========     ========    ==========
NET ASSETS
Accumulation units..................  $253,602     $941,357    $1,053,837   $401,635     $283,424    $1,130,685
Contracts in payout (annuitization)
 period.............................    41,944       25,886            --      3,824        5,103        54,556
                                      --------     --------    ----------   --------     --------    ----------
    Total net assets................  $295,546     $967,243    $1,053,837   $405,459     $288,527    $1,185,241
                                      ========     ========    ==========   ========     ========    ==========
FUND SHARE INFORMATION
Number of shares....................    51,669       52,058        83,176     54,351       42,808        55,153
                                      ========     ========    ==========   ========     ========    ==========
Cost of investments.................  $301,669     $892,419    $1,091,338   $436,963     $453,796    $1,180,366
                                      ========     ========    ==========   ========     ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  14.38     $  11.61    $    22.79   $  10.33     $   9.33    $    11.52
                                      ========     ========    ==========   ========     ========    ==========
    Highest.........................  $  14.57     $  11.76    $    23.09   $  10.47     $   9.45    $    11.60
                                      ========     ========    ==========   ========     ========    ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                DWS          DWS                       FIDELITY      FIDELITY      FIDELITY
                             VARIABLE     VARIABLE      FEDERATED      VARIABLE      VARIABLE      VARIABLE
                            INVESTMENT   INVESTMENT     INSURANCE     INSURANCE      INSURANCE     INSURANCE
                             SERIES II    SERIES II      SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND
                            SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                            ----------- ------------- ------------- -------------- ------------- -------------
                                DWS          DWS
                               MONEY    SMALL MID CAP   FEDERATED
                              MARKET       GROWTH         PRIME                         VIP
                             VIP A II     VIP A II    MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH
                            ----------- ------------- ------------- -------------- ------------- -------------
ASSETS
Investments, at fair value.  $258,653     $323,810     $8,815,754     $4,844,855    $  920,166    $2,908,633
                             --------     --------     ----------     ----------    ----------    ----------
    Total assets...........  $258,653     $323,810     $8,815,754     $4,844,855    $  920,166    $2,908,633
                             ========     ========     ==========     ==========    ==========    ==========
NET ASSETS
Accumulation units.........  $258,653     $323,810     $8,712,715     $4,834,289    $  919,260    $2,901,417
Contracts in payout
 (annuitization) period....        --           --        103,039         10,566           906         7,216
                             --------     --------     ----------     ----------    ----------    ----------
    Total net assets.......  $258,653     $323,810     $8,815,754     $4,844,855    $  920,166    $2,908,633
                             ========     ========     ==========     ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares...........   258,653       24,457      8,815,754        210,463        49,233        78,846
                             ========     ========     ==========     ==========    ==========    ==========
Cost of investments........  $258,653     $322,808     $8,815,754     $5,014,068    $1,009,552    $2,931,087
                             ========     ========     ==========     ==========    ==========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $  10.46     $  10.91     $     9.70     $    12.44    $    11.18    $     6.68
                             ========     ========     ==========     ==========    ==========    ==========
    Highest................  $  10.51     $  10.99     $    12.88     $    22.35    $    14.03    $    14.45
                             ========     ========     ==========     ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                    FIDELITY          FIDELITY
                          FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE          VARIABLE
                          VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE         INSURANCE
                          INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND
                        PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2)
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                        ------------- ------------- ------------- ------------- ----------------- -----------------
                                                                                    VIP ASSET
                                                         VIP                         MANAGER             VIP
                          VIP HIGH                   INVESTMENT        VIP           GROWTH          CONTRAFUND
                           INCOME     VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ------------- ------------- ------------- ------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................  $1,015,377    $4,029,152    $1,515,285    $  934,975        $49,289         $58,993,425
                         ----------    ----------    ----------    ----------        -------         -----------
    Total assets.......  $1,015,377    $4,029,152    $1,515,285    $  934,975        $49,289         $58,993,425
                         ==========    ==========    ==========    ==========        =======         ===========
NET ASSETS
Accumulation units.....  $1,012,508    $4,021,381    $1,511,405    $  934,119        $49,289         $58,771,616
Contracts in payout
 (annuitization)
 period................       2,869         7,771         3,880           856             --             221,809
                         ----------    ----------    ----------    ----------        -------         -----------
    Total net assets...  $1,015,377    $4,029,152    $1,515,285    $  934,975        $49,289         $58,993,425
                         ==========    ==========    ==========    ==========        =======         ===========
FUND SHARE
 INFORMATION
Number of shares.......     188,382        31,154       116,830        68,597          3,734           2,605,717
                         ==========    ==========    ==========    ==========        =======         ===========
Cost of investments....  $1,116,528    $3,923,271    $1,476,899    $1,200,928        $41,764         $69,788,898
                         ==========    ==========    ==========    ==========        =======         ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $    12.33    $     8.56    $    17.38    $     7.88        $ 10.37         $      9.21
                         ==========    ==========    ==========    ==========        =======         ===========
    Highest............  $    14.41    $    10.14    $    18.27    $    10.20        $ 12.06         $     17.55
                         ==========    ==========    ==========    ==========        =======         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                   VIP FREEDOM
                               VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                          EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
                            --------         ----------        ----------        ----------        ----------
    Total assets.......     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
                            ========         ==========        ==========        ==========        ==========
NET ASSETS
Accumulation units.....     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
Contracts in payout
 (annuitization)
 period................           --                 --                --                --                --
                            --------         ----------        ----------        ----------        ----------
    Total net assets...     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
                            ========         ==========        ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.......       37,509            850,801           606,287           224,341           310,779
                            ========         ==========        ==========        ==========        ==========
Cost of investments....     $797,023         $8,810,197        $6,212,484        $2,297,953        $3,169,114
                            ========         ==========        ==========        ==========        ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............     $  10.23         $    10.21        $     9.74        $     9.22        $    10.57
                            ========         ==========        ==========        ==========        ==========
    Highest............     $  13.21         $    11.07        $    10.57        $    10.00        $    11.46
                            ========         ==========        ==========        ==========        ==========

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------


                           VIP GROWTH
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................     $120,273
                            --------
    Total assets.......     $120,273
                            ========
NET ASSETS
Accumulation units.....     $120,273
Contracts in payout
 (annuitization)
 period................           --
                            --------
    Total net assets...     $120,273
                            ========
FUND SHARE
 INFORMATION
Number of shares.......        3,292
                            ========
Cost of investments....     $102,870
                            ========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............     $   8.13
                            ========
    Highest............     $  12.04
                            ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP
                            GROWTH &             VIP               VIP                           VIP INVESTMENT
                             INCOME         GROWTH STOCK       HIGH INCOME      VIP INDEX 500      GRADE BOND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
                           -----------       ----------        ----------        ----------          ------
    Total assets.......    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
                           ===========       ==========        ==========        ==========          ======
NET ASSETS
Accumulation units.....    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
Contracts in payout
 (annuitization)
 period................             --               --                --                --              --
                           -----------       ----------        ----------        ----------          ------
    Total net assets...    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
                           ===========       ==========        ==========        ==========          ======
FUND SHARE
 INFORMATION
Number of shares.......        903,455           98,216         1,231,237            52,141             114
                           ===========       ==========        ==========        ==========          ======
Cost of investments....    $11,586,872       $1,233,383        $6,900,484        $6,887,408          $1,459
                           ===========       ==========        ==========        ==========          ======
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $     10.18       $     9.90        $    12.81        $     9.14          $14.59
                           ===========       ==========        ==========        ==========          ======
    Highest............    $     11.12       $    10.74        $    18.61        $    13.10          $14.59
                           ===========       ==========        ==========        ==========          ======

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------


                           VIP MIDCAP
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................    $15,901,004
                           -----------
    Total assets.......    $15,901,004
                           ===========
NET ASSETS
Accumulation units.....    $15,705,381
Contracts in payout
 (annuitization)
 period................        195,623
                           -----------
    Total net assets...    $15,901,004
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        556,368
                           ===========
Cost of investments....    $16,894,613
                           ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $      9.54
                           ===========
    Highest............    $     14.08
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                FIDELITY          FIDELITY         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                VARIABLE          VARIABLE        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                INSURANCE         INSURANCE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                   FRANKLIN       FRANKLIN
                                VIP MONEY                          FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN
                                 MARKET         VIP OVERSEAS        GROWTH         INCOME      HIGH INCOME       INCOME
                            (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                            ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.    $16,084,697         $32,471        $3,204,387    $35,183,958    $10,675,281    $163,348,682
                               -----------         -------        ----------    -----------    -----------    ------------
    Total assets...........    $16,084,697         $32,471        $3,204,387    $35,183,958    $10,675,281    $163,348,682
                               ===========         =======        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units.........    $16,064,404         $32,471        $3,204,387    $35,094,386    $10,670,889    $162,569,447
Contracts in payout
 (annuitization) period....         20,293              --                --         89,572          4,392         779,235
                               -----------         -------        ----------    -----------    -----------    ------------
    Total net assets.......    $16,084,697         $32,471        $3,204,387    $35,183,958    $10,675,281    $163,348,682
                               ===========         =======        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares...........     16,084,697           2,402           265,044      3,075,521      1,678,503      11,407,031
                               ===========         =======        ==========    ===========    ===========    ============
Cost of investments........    $16,084,697         $43,566        $2,827,908    $40,723,671    $10,285,672    $174,312,218
                               ===========         =======        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $      9.65         $  9.26        $    10.83    $     13.46    $     13.29    $      12.64
                               ===========         =======        ==========    ===========    ===========    ============
    Highest................    $     10.40         $ 13.88        $    11.83    $     15.33    $     14.73    $      14.13
                               ===========         =======        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                               FRANKLIN       FRANKLIN       FRANKLIN                       MUTUAL
                              LARGE CAP      SMALL CAP    SMALL-MID CAP                     GLOBAL
                                GROWTH         VALUE          GROWTH     FRANKLIN U.S.    DISCOVERY    MUTUAL SHARES
                              SECURITIES     SECURITIES     SECURITIES     GOVERNMENT     SECURITIES     SECURITIES
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $38,730,337    $34,174,903     $1,617,644    $30,171,146    $19,043,183    $84,958,096
                             -----------    -----------     ----------    -----------    -----------    -----------
    Total assets...........  $38,730,337    $34,174,903     $1,617,644    $30,171,146    $19,043,183    $84,958,096
                             ===========    ===========     ==========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $38,664,233    $33,957,456     $1,617,644    $30,114,999    $18,885,604    $84,622,413
Contracts in payout
 (annuitization) period....       66,104        217,447             --         56,147        157,579        335,683
                             -----------    -----------     ----------    -----------    -----------    -----------
    Total net assets.......  $38,730,337    $34,174,903     $1,617,644    $30,171,146    $19,043,183    $84,958,096
                             ===========    ===========     ==========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    2,663,710      2,200,573         78,948      2,248,223        987,205      5,523,933
                             ===========    ===========     ==========    ===========    ===========    ===========
Cost of investments........  $40,045,367    $32,133,995     $1,218,417    $28,762,178    $20,148,940    $93,012,703
                             ===========    ===========     ==========    ===========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      9.64    $     12.18     $     7.98    $     11.78    $     10.23    $     10.69
                             ===========    ===========     ==========    ===========    ===========    ===========
    Highest................  $     10.69    $     21.67     $    21.72    $     13.15    $     13.92    $     19.54
                             ===========    ===========     ==========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE     GOLDMAN SACHS   GOLDMAN SACHS
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- --------------- ---------------
                              TEMPLETON
                              DEVELOPING     TEMPLETON      TEMPLETON      TEMPLETON          VIT             VIT
                               MARKETS        FOREIGN      GLOBAL BOND       GROWTH        LARGE CAP        MID CAP
                              SECURITIES     SECURITIES     SECURITIES     SECURITIES        VALUE           VALUE
                            -------------- -------------- -------------- -------------- --------------- ---------------
ASSETS
Investments, at fair value.  $21,177,501    $ 94,494,687    $2,249,675     $  993,693     $4,186,237      $4,297,961
                             -----------    ------------    ----------     ----------     ----------      ----------
    Total assets...........  $21,177,501    $ 94,494,687    $2,249,675     $  993,693     $4,186,237      $4,297,961
                             ===========    ============    ==========     ==========     ==========      ==========
NET ASSETS
Accumulation units.........  $21,054,048    $ 94,380,961    $2,152,087     $  988,215     $4,186,237      $4,297,961
Contracts in payout
 (annuitization) period....      123,453         113,726        97,588          5,478             --              --
                             -----------    ------------    ----------     ----------     ----------      ----------
    Total net assets.......  $21,177,501    $ 94,494,687    $2,249,675     $  993,693     $4,186,237      $4,297,961
                             ===========    ============    ==========     ==========     ==========      ==========
FUND SHARE
 INFORMATION
Number of shares...........    2,248,142       7,523,462       123,949         98,288        445,819         328,339
                             ===========    ============    ==========     ==========     ==========      ==========
Cost of investments........  $22,834,776    $110,633,972    $2,011,137     $1,220,307     $4,924,748      $4,968,883
                             ===========    ============    ==========     ==========     ==========      ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $     20.26    $      10.49    $    20.43     $    10.29     $     8.90      $    11.35
                             ===========    ============    ==========     ==========     ==========      ==========
    Highest................  $     32.40    $      17.88    $    30.30     $    15.15     $    10.68      $    25.78
                             ===========    ============    ==========     ==========     ==========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                            GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                              VARIABLE      VARIABLE      VARIABLE      VARIABLE      INVESCO      INVESCO
                              INSURANCE     INSURANCE     INSURANCE     INSURANCE    INVESTMENT   INVESTMENT
                                TRUST         TRUST         TRUST         TRUST       SERVICES     SERVICES
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------ ------------
                                               VIT           VIT
                                 VIT        STRATEGIC    STRUCTURED        VIT      INVESCO V.I. INVESCO V.I.
                              STRATEGIC   INTERNATIONAL   SMALL CAP    STRUCTURED      BASIC       CAPITAL
                               GROWTH        EQUITY        EQUITY      U.S. EQUITY     VALUE     APPRECIATION
                            ------------- ------------- ------------- ------------- ------------ ------------
ASSETS
Investments, at fair value.    $16,234       $2,194      $ 9,267,715   $6,543,610    $6,909,747  $55,147,956
                               -------       ------      -----------   ----------    ----------  -----------
    Total assets...........    $16,234       $2,194      $ 9,267,715   $6,543,610    $6,909,747  $55,147,956
                               =======       ======      ===========   ==========    ==========  ===========
NET ASSETS
Accumulation units.........    $16,234       $2,194      $ 9,265,753   $6,530,308    $6,849,953  $54,690,443
Contracts in payout
 (annuitization) period....         --           --            1,962       13,302        59,794      457,513
                               -------       ------      -----------   ----------    ----------  -----------
    Total net assets.......    $16,234       $2,194      $ 9,267,715   $6,543,610    $6,909,747  $55,147,956
                               =======       ======      ===========   ==========    ==========  ===========
FUND SHARE
 INFORMATION
Number of shares...........      1,395          305          812,957      605,890     1,129,044    2,574,601
                               =======       ======      ===========   ==========    ==========  ===========
Cost of investments........    $16,011       $2,352      $10,391,900   $7,229,033    $9,046,602  $63,662,030
                               =======       ======      ===========   ==========    ==========  ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $  7.29       $ 7.23      $      9.96   $     7.97    $     8.78  $      4.76
                               =======       ======      ===========   ==========    ==========  ===========
    Highest................    $ 11.19       $10.28      $     18.16   $    11.49    $    10.48  $     12.29
                               =======       ======      ===========   ==========    ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                      INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                       SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ------------ ------------ ------------ ------------ ------------
                                     INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                       CAPITAL        CORE     DIVERSIFIED    DIVIDEND    GOVERNMENT  INVESCO V.I.
                                     DEVELOPMENT     EQUITY       INCOME       GROWTH     SECURITIES   HIGH YIELD
                                     ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value..........  $7,182,958  $83,568,082  $ 9,817,932  $140,368,122 $13,545,392   $6,091,157
                                      ----------  -----------  -----------  ------------ -----------   ----------
    Total assets....................  $7,182,958  $83,568,082  $ 9,817,932  $140,368,122 $13,545,392   $6,091,157
                                      ==========  ===========  ===========  ============ ===========   ==========
NET ASSETS
Accumulation units..................  $7,111,117  $82,370,701  $ 9,673,289  $138,561,167 $13,294,245   $6,069,847
Contracts in payout (annuitization)
 period.............................      71,841    1,197,381      144,643     1,806,955     251,147       21,310
                                      ----------  -----------  -----------  ------------ -----------   ----------
    Total net assets................  $7,182,958  $83,568,082  $ 9,817,932  $140,368,122 $13,545,392   $6,091,157
                                      ==========  ===========  ===========  ============ ===========   ==========
FUND SHARE INFORMATION
Number of shares....................     576,944    3,127,548    1,586,096     9,997,730   1,084,499    1,208,563
                                      ==========  ===========  ===========  ============ ===========   ==========
Cost of investments.................  $7,186,842  $76,157,263  $11,965,972  $121,778,598 $13,149,591   $6,792,489
                                      ==========  ===========  ===========  ============ ===========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $    11.08  $      7.74  $     11.24  $       9.44 $     13.01   $    12.63
                                      ==========  ===========  ===========  ============ ===========   ==========
    Highest.........................  $    16.13  $     19.96  $     14.43  $      36.59 $     17.90   $    18.19
                                      ==========  ===========  ===========  ============ ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       INVESCO       INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                      INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                       SERVICES     SERVICES      SERVICES     SERVICES     SERVICES     SERVICES
                                     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ------------- ------------ ------------ ------------ ------------
                                     INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                      HIGH YIELD  INTERNATIONAL   MID CAP       MONEY       S&P 500    INVESCO V.I.
                                      SECURITIES     GROWTH     CORE EQUITY     MARKET       INDEX      TECHNOLOGY
                                     ------------ ------------- ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.......... $12,594,780   $22,401,551  $11,587,099  $12,938,910  $29,966,535   $2,371,493
                                     -----------   -----------  -----------  -----------  -----------   ----------
    Total assets.................... $12,594,780   $22,401,551  $11,587,099  $12,938,910  $29,966,535   $2,371,493
                                     ===========   ===========  ===========  ===========  ===========   ==========
NET ASSETS
Accumulation units.................. $12,455,449   $21,934,622  $11,541,201  $12,920,562  $29,666,456   $2,335,769
Contracts in payout (annuitization)
 period.............................     139,331       466,929       45,898       18,348      300,079       35,724
                                     -----------   -----------  -----------  -----------  -----------   ----------
    Total net assets................ $12,594,780   $22,401,551  $11,587,099  $12,938,910  $29,966,535   $2,371,493
                                     ===========   ===========  ===========  ===========  ===========   ==========
FUND SHARE INFORMATION
Number of shares....................  11,881,868       849,509    1,002,344   12,938,910    2,635,579      156,431
                                     ===========   ===========  ===========  ===========  ===========   ==========
Cost of investments................. $17,051,358   $18,197,793  $11,458,349  $12,938,910  $27,436,566   $1,862,912
                                     ===========   ===========  ===========  ===========  ===========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $      5.86   $     10.54  $     12.05  $     10.33  $      8.55   $    12.02
                                     ===========   ===========  ===========  ===========  ===========   ==========
    Highest......................... $     22.72   $     20.59  $     17.11  $     12.41  $     11.58   $    12.59
                                     ===========   ===========  ===========  ===========  ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                              INVESCO        INVESCO        INVESCO      INVESCO        INVESCO        INVESCO
                             INVESTMENT    INVESTMENT     INVESTMENT   INVESTMENT     INVESTMENT      INVESTMENT
                              SERVICES      SERVICES       SERVICES     SERVICES       SERVICES        SERVICES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            ------------ --------------- ------------- ----------- ----------------- ------------
                                                                         INVESCO        INVESCO        INVESCO
                                             INVESCO        INVESCO    VAN KAMPEN     VAN KAMPEN      VAN KAMPEN
                            INVESCO V.I. VAN KAMPEN V.I.  VAN KAMPEN   V.I. EQUITY V.I. GLOBAL VALUE V.I. MID CAP
                             UTILITIES   CAPITAL GROWTH  V.I. COMSTOCK AND INCOME       EQUITY          VALUE
                            ------------ --------------- ------------- ----------- ----------------- ------------
ASSETS
Investments, at fair value.  $6,432,707    $26,873,136    $30,516,268  $26,441,674    $39,167,246    $47,938,143
                             ----------    -----------    -----------  -----------    -----------    -----------
    Total assets...........  $6,432,707    $26,873,136    $30,516,268  $26,441,674    $39,167,246    $47,938,143
                             ==========    ===========    ===========  ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $6,289,310    $26,663,294    $30,368,128  $26,291,944    $38,809,563    $47,719,301
Contracts in payout
 (annuitization) period....     143,397        209,842        148,140      149,730        357,683        218,842
                             ----------    -----------    -----------  -----------    -----------    -----------
    Total net assets.......  $6,432,707    $26,873,136    $30,516,268  $26,441,674    $39,167,246    $47,938,143
                             ==========    ===========    ===========  ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........     384,272        842,418      2,695,783    1,938,539      5,759,889      3,745,167
                             ==========    ===========    ===========  ===========    ===========    ===========
Cost of investments........  $6,005,136    $28,987,042    $31,977,049  $28,732,146    $47,748,081    $51,274,502
                             ==========    ===========    ===========  ===========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $    18.45    $      4.85    $     11.09  $      7.36    $      8.78    $     12.86
                             ==========    ===========    ===========  ===========    ===========    ===========
    Highest................  $    19.32    $     14.41    $     15.00  $     19.05    $     20.12    $     21.02
                             ==========    ===========    ===========  ===========    ===========    ===========



                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       INVESCO        INVESCO        INVESCO       INVESCO      INVESCO      INVESCO
                                      INVESTMENT    INVESTMENT      INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT
                                       SERVICES      SERVICES        SERVICES      SERVICES     SERVICES     SERVICES
                                     (SERIES II)    (SERIES II)    (SERIES II)   (SERIES II)  (SERIES II)  (SERIES II)
                                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ --------------- -------------- ------------ ------------ ------------
                                     INVESCO V.I.  INVESCO V.I.    INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                        BASIC         CAPITAL        CAPITAL         CORE     DIVERSIFIED    DIVIDEND
                                       VALUE II   APPRECIATION II DEVELOPMENT II  EQUITY II    INCOME II    GROWTH II
                                     ------------ --------------- -------------- ------------ ------------ ------------
ASSETS
Investments, at fair value..........  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,592,480
                                      ----------    ----------       --------     ----------    --------   -----------
    Total assets....................  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,592,480
                                      ==========    ==========       ========     ==========    ========   ===========
NET ASSETS
Accumulation units..................  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,522,353
Contracts in payout (annuitization)
 period.............................          --            --             --             --          --        70,127
                                      ----------    ----------       --------     ----------    --------   -----------
    Total net assets................  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,592,480
                                      ==========    ==========       ========     ==========    ========   ===========
FUND SHARE INFORMATION
Number of shares....................   1,038,012        93,036         30,148         86,512      36,415     2,828,034
                                      ==========    ==========       ========     ==========    ========   ===========
Cost of investments.................  $8,069,249    $1,980,945       $409,782     $2,112,582    $273,923   $37,532,704
                                      ==========    ==========       ========     ==========    ========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     7.99    $     7.69       $  11.09     $     9.84    $  10.81   $      8.84
                                      ==========    ==========       ========     ==========    ========   ===========
    Highest.........................  $    11.44    $    11.09       $  12.39     $    12.79    $  12.06   $     12.58
                                      ==========    ==========       ========     ==========    ========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                        INVESCO       INVESCO       INVESCO       INVESCO      INVESCO      INVESCO
                                      INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT   INVESTMENT
                                       SERVICES      SERVICES      SERVICES      SERVICES      SERVICES     SERVICES
                                      (SERIES II)   (SERIES II)   (SERIES II)   (SERIES II)  (SERIES II)  (SERIES II)
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------ ------------
                                     INVESCO V.I.                INVESCO V.I.  INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                      GOVERNMENT   INVESCO V.I.   HIGH YIELD   INTERNATIONAL MID CAP CORE    MONEY
                                     SECURITIES II HIGH YIELD II SECURITIES II   GROWTH II    EQUITY II    MARKET II
                                     ------------- ------------- ------------- ------------- ------------ ------------
ASSETS
Investments, at fair value..........   $563,746      $395,959     $11,291,084   $4,428,750    $2,949,979    $960,610
                                       --------      --------     -----------   ----------    ----------    --------
    Total assets....................   $563,746      $395,959     $11,291,084   $4,428,750    $2,949,979    $960,610
                                       ========      ========     ===========   ==========    ==========    ========
NET ASSETS
Accumulation units..................   $563,746      $395,959     $11,291,084   $4,428,750    $2,938,928    $960,610
Contracts in payout (annuitization)
 period.............................         --            --              --           --        11,051          --
                                       --------      --------     -----------   ----------    ----------    --------
    Total net assets................   $563,746      $395,959     $11,291,084   $4,428,750    $2,949,979    $960,610
                                       ========      ========     ===========   ==========    ==========    ========
FUND SHARE INFORMATION
Number of shares....................     45,500        78,719      10,651,966      169,814       257,191     960,610
                                       ========      ========     ===========   ==========    ==========    ========
Cost of investments.................   $556,324      $420,221     $12,027,105   $4,789,265    $3,013,138    $960,610
                                       ========      ========     ===========   ==========    ==========    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  12.44      $  15.51     $      6.90   $     7.68    $    11.45    $   9.05
                                       ========      ========     ===========   ==========    ==========    ========
    Highest.........................   $  13.90      $  17.31     $     16.35   $    17.00    $    14.42    $  10.11
                                       ========      ========     ===========   ==========    ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                              INVESCO       INVESCO      INVESCO         INVESCO                               INVESCO
                             INVESTMENT   INVESTMENT    INVESTMENT     INVESTMENT     INVESCO INVESTMENT     INVESTMENT
                              SERVICES     SERVICES      SERVICES       SERVICES           SERVICES           SERVICES
                            (SERIES II)   (SERIES II)  (SERIES II)     (SERIES II)        (SERIES II)        (SERIES II)
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                            ------------ ------------- ------------ ----------------- ------------------- -----------------
                                                                         INVESCO                               INVESCO
                            INVESCO V.I.                               VAN KAMPEN           INVESCO        VAN KAMPEN V.I.
                              S&P 500    INVESCO V.I.  INVESCO V.I.   V.I. CAPITAL      VAN KAMPEN V.I.      EQUITY AND
                              INDEX II   TECHNOLOGY II UTILITIES II GROWTH--SERIES II COMSTOCK--SERIES II INCOME--SERIES II
                            ------------ ------------- ------------ ----------------- ------------------- -----------------
ASSETS
Investments, at fair value. $61,658,199     $24,871      $358,529      $27,718,160       $121,444,269        $47,127,238
                            -----------     -------      --------      -----------       ------------        -----------
    Total assets........... $61,658,199     $24,871      $358,529      $27,718,160       $121,444,269        $47,127,238
                            ===========     =======      ========      ===========       ============        ===========
NET ASSETS
Accumulation units......... $61,502,330     $24,871      $358,529      $27,649,566       $121,261,298        $46,869,043
Contracts in payout
 (annuitization) period....     155,869          --            --           68,594            182,971            258,195
                            -----------     -------      --------      -----------       ------------        -----------
    Total net assets....... $61,658,199     $24,871      $358,529      $27,718,160       $121,444,269        $47,127,238
                            ===========     =======      ========      ===========       ============        ===========
FUND SHARE
 INFORMATION
Number of shares...........   5,456,478       1,674        21,559          884,152         10,766,336          3,457,611
                            ===========     =======      ========      ===========       ============        ===========
Cost of investments........ $55,284,015     $20,845      $356,651      $22,678,435       $126,340,602        $47,041,592
                            ===========     =======      ========      ===========       ============        ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................. $      7.93     $ 11.15      $  17.15      $      7.46       $      10.25        $      8.43
                            ===========     =======      ========      ===========       ============        ===========
    Highest................ $     14.00     $ 12.14      $  18.66      $     13.87       $      14.61        $     15.29
                            ===========     =======      ========      ===========       ============        ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                 INVESCO           INVESCO           INVESCO          INVESCO
                               INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT                    LAZARD
                                SERVICES          SERVICES          SERVICES          SERVICES        JANUS      RETIREMENT
                               (SERIES II)       (SERIES II)       (SERIES II)      (SERIES II)    ASPEN SERIES SERIES, INC.
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                            ----------------- ----------------- ----------------- ---------------- ------------ ------------
                                 INVESCO           INVESCO           INVESCO          INVESCO
                             VAN KAMPEN V.I.   VAN KAMPEN V.I.   VAN KAMPEN V.I.  VAN KAMPEN V.I.                 EMERGING
                              GLOBAL VALUE       GROWTH AND          MID CAP          MID CAP         FORTY       MARKETS
                            EQUITY--SERIES II INCOME--SERIES II GROWTH--SERIES II VALUE--SERIES II  PORTFOLIO      EQUITY
                            ----------------- ----------------- ----------------- ---------------- ------------ ------------
ASSETS
Investments, at fair value.    $21,127,124       $67,889,510       $10,412,070      $36,578,250       $6,714       $  523
                               -----------       -----------       -----------      -----------       ------       ------
    Total assets...........    $21,127,124       $67,889,510       $10,412,070      $36,578,250       $6,714       $  523
                               ===========       ===========       ===========      ===========       ======       ======
NET ASSETS
Accumulation units.........    $21,086,122       $67,692,056       $10,400,492      $36,506,300       $6,714       $  523
Contracts in payout
 (annuitization) period....         41,002           197,454            11,578           71,950           --           --
                               -----------       -----------       -----------      -----------       ------       ------
    Total net assets.......    $21,127,124       $67,889,510       $10,412,070      $36,578,250       $6,714       $  523
                               ===========       ===========       ===========      ===========       ======       ======
FUND SHARE
 INFORMATION
Number of shares...........      3,111,506         3,826,917         2,829,367        2,873,390          202           28
                               ===========       ===========       ===========      ===========       ======       ======
Cost of investments........    $25,348,798       $67,725,666       $11,432,992      $40,580,683       $4,445       $  405
                               ===========       ===========       ===========      ===========       ======       ======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $      9.32       $     13.71       $     12.00      $     13.56       $14.09       $43.71
                               ===========       ===========       ===========      ===========       ======       ======
    Highest................    $     12.55       $     16.64       $     17.52      $     20.26       $14.09       $43.71
                               ===========       ===========       ===========      ===========       ======       ======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                             LEGG MASON      LEGG MASON
                              PARTNERS        PARTNERS
                              VARIABLE        VARIABLE       LORD ABBETT   LORD ABBETT LORD ABBETT  LORD ABBETT
                            INCOME TRUST  PORTFOLIOS I, INC  SERIES FUND   SERIES FUND SERIES FUND  SERIES FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ----------------- -------------- ----------- ----------- -------------
                             LEGG MASON
                             CLEARBRIDGE     LEGG MASON
                              VARIABLE       CLEARBRIDGE
                             FUNDAMENTAL   VARIABLE LARGE
                            ALL CAP VALUE     CAP VALUE                    FUNDAMENTAL GROWTH AND     GROWTH
                             PORTFOLIO I     PORTFOLIO I    BOND-DEBENTURE   EQUITY      INCOME    OPPORTUNITIES
                            ------------- ----------------- -------------- ----------- ----------- -------------
ASSETS
Investments, at fair value.    $1,118          $1,315        $30,483,474   $8,230,237  $18,480,707  $10,684,483
                               ------          ------        -----------   ----------  -----------  -----------
    Total assets...........    $1,118          $1,315        $30,483,474   $8,230,237  $18,480,707  $10,684,483
                               ======          ======        ===========   ==========  ===========  ===========
NET ASSETS
Accumulation units.........    $1,118          $1,315        $30,385,161   $8,198,705  $18,412,222  $10,678,419
Contracts in payout
 (annuitization) period....        --              --             98,313       31,532       68,485        6,064
                               ------          ------        -----------   ----------  -----------  -----------
    Total net assets.......    $1,118          $1,315        $30,483,474   $8,230,237  $18,480,707  $10,684,483
                               ======          ======        ===========   ==========  ===========  ===========
FUND SHARE
 INFORMATION
Number of shares...........        61              97          2,618,855      506,165      834,343      873,629
                               ======          ======        ===========   ==========  ===========  ===========
Cost of investments........    $1,386          $1,257        $30,331,699   $7,700,874  $22,260,461  $12,367,307
                               ======          ======        ===========   ==========  ===========  ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $ 8.02          $11.86        $     13.04   $    12.02  $      9.37  $     12.49
                               ======          ======        ===========   ==========  ===========  ===========
    Highest................    $ 8.02          $11.86        $     14.46   $    13.33  $     10.40  $     13.86
                               ======          ======        ===========   ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                        MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE
                            LORD ABBETT  INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE
                            SERIES FUND    TRUST        TRUST          TRUST         TRUST        TRUST
                            SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                            ----------- ------------ ------------ --------------- ------------ ------------
                              MID-CAP                    MFS            MFS         MFS NEW
                               VALUE     MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY   MFS RESEARCH
                            ----------- ------------ ------------ --------------- ------------ ------------
ASSETS
Investments, at fair value. $21,997,094   $684,779     $397,460      $970,486      $1,576,114    $568,259
                            -----------   --------     --------      --------      ----------    --------
    Total assets........... $21,997,094   $684,779     $397,460      $970,486      $1,576,114    $568,259
                            ===========   ========     ========      ========      ==========    ========
NET ASSETS
Accumulation units......... $21,832,082   $681,582     $397,460      $965,814      $1,576,114    $563,893
Contracts in payout
 (annuitization) period....     165,012      3,197           --         4,672              --       4,366
                            -----------   --------     --------      --------      ----------    --------
    Total net assets....... $21,997,094   $684,779     $397,460      $970,486      $1,576,114    $568,259
                            ===========   ========     ========      ========      ==========    ========
FUND SHARE
 INFORMATION
Number of shares...........   1,386,954     27,882       47,944        49,999         110,295      30,259
                            ===========   ========     ========      ========      ==========    ========
Cost of investments........ $26,123,557   $702,404     $423,960      $882,701      $1,581,013    $544,947
                            ===========   ========     ========      ========      ==========    ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................. $     10.35   $   6.18     $  14.91      $   8.96      $    10.90    $   8.00
                            ===========   ========     ========      ========      ==========    ========
    Highest................ $     11.48   $  15.91     $  15.67      $  11.07      $    22.81    $  10.65
                            ===========   ========     ========      ========      ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                        MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                            MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE
                             INSURANCE     INSURANCE        TRUST           TRUST           TRUST           TRUST
                               TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            ------------ ------------- --------------- --------------- --------------- ---------------
                                                                        MFS INVESTORS      MFS NEW
                            MFS RESEARCH                 MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH
                                BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                            ------------ ------------- --------------- --------------- --------------- ---------------
ASSETS
Investments, at fair value.  $1,028,233    $255,467       $139,136        $148,214        $228,029        $103,511
                             ----------    --------       --------        --------        --------        --------
    Total assets...........  $1,028,233    $255,467       $139,136        $148,214        $228,029        $103,511
                             ==========    ========       ========        ========        ========        ========
NET ASSETS
Accumulation units.........  $1,024,470    $255,467       $139,136        $148,214        $228,029        $103,511
Contracts in payout
 (annuitization) period....       3,763          --             --              --              --              --
                             ----------    --------       --------        --------        --------        --------
    Total net assets.......  $1,028,233    $255,467       $139,136        $148,214        $228,029        $103,511
                             ==========    ========       ========        ========        ========        ========
FUND SHARE
 INFORMATION
Number of shares...........      79,034       9,795          5,766           7,676          16,596           5,544
                             ==========    ========       ========        ========        ========        ========
Cost of investments........  $  926,956    $216,128       $101,350        $124,267        $217,971        $ 74,200
                             ==========    ========       ========        ========        ========        ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $    17.50    $  20.82       $   9.08        $   9.47        $  11.18        $   9.66
                             ==========    ========       ========        ========        ========        ========
    Highest................  $    18.39    $  21.93       $  14.69        $  12.79        $  15.81        $  14.11
                             ==========    ========       ========        ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                         MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                           INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                        (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES         SERIES
                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        --------------- -------------- -------------- -------------- -------------- --------------
                         MFS UTILITIES    AGGRESSIVE      EUROPEAN                      LIMITED
                        (SERVICE CLASS)     EQUITY         EQUITY      INCOME PLUS      DURATION     MONEY MARKET
                        --------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................   $1,312,871     $11,186,922    $37,738,185    $83,302,159    $11,736,557    $47,376,172
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total assets.......   $1,312,871     $11,186,922    $37,738,185    $83,302,159    $11,736,557    $47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....   $1,312,871     $11,135,126    $37,360,658    $82,247,029    $11,703,244    $46,506,414
Contracts in payout
 (annuitization)
 period................           --          51,796        377,527      1,055,130         33,313        869,758
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total net assets...   $1,312,871     $11,186,922    $37,738,185    $83,302,159    $11,736,557    $47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......       51,025         623,227      2,659,492      7,484,471      1,526,210     47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
Cost of investments....   $1,095,566     $ 8,354,699    $46,101,282    $78,857,010    $13,877,444    $47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $    16.48     $      9.51    $      8.49    $     15.02    $      9.52    $      9.88
                          ==========     ===========    ===========    ===========    ===========    ===========
    Highest............   $    23.08     $     15.31    $     41.22    $     44.54    $     11.60    $     24.81
                          ==========     ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                      MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                        MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE
                           VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT
                          INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES
                            SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        -------------- -------------- -------------- ---------------- ---------------- ----------------
                                                                        AGGRESSIVE        EUROPEAN          INCOME
                          MULTI CAP                                       EQUITY           EQUITY            PLUS
                            GROWTH       STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                        -------------- -------------- -------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................  $163,632,115   $ 90,476,999   $54,191,850     $14,805,001      $11,289,691      $100,406,879
                         ------------   ------------   -----------     -----------      -----------      ------------
    Total assets.......  $163,632,115   $ 90,476,999   $54,191,850     $14,805,001      $11,289,691      $100,406,879
                         ============   ============   ===========     ===========      ===========      ============
NET ASSETS
Accumulation units.....  $162,126,027   $ 89,017,624   $53,435,536     $14,796,987      $11,209,445      $100,248,222
Contracts in payout
 (annuitization)
 period................     1,506,088      1,459,375       756,314           8,014           80,246           158,657
                         ------------   ------------   -----------     -----------      -----------      ------------
    Total net assets...  $163,632,115   $ 90,476,999   $54,191,850     $14,805,001      $11,289,691      $100,406,879
                         ============   ============   ===========     ===========      ===========      ============
FUND SHARE
 INFORMATION
Number of shares.......     4,385,744      8,699,711     6,214,662         845,034          798,987         9,053,821
                         ============   ============   ===========     ===========      ===========      ============
Cost of investments....  $137,403,631   $123,124,236   $74,075,118     $10,667,483      $13,744,355      $ 95,274,595
                         ============   ============   ===========     ===========      ===========      ============
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $       9.35   $      10.67   $     10.75     $      8.90      $      7.95      $      12.68
                         ============   ============   ===========     ===========      ===========      ============
    Highest............  $     128.66   $      46.61   $     40.79     $     19.59      $     14.66      $      17.64
                         ============   ============   ===========     ===========      ===========      ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   NEUBERGER
                            VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE       BERMAN
                           INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT     ADVISORS
                             SERIES           SERIES           SERIES           SERIES           SERIES      MANAGEMENT
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)    TRUST
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ---------------- ---------------- -----------
                            LIMITED                          MULTI CAP
                            DURATION       MONEY MARKET        GROWTH         STRATEGIST       UTILITIES     AMT MID-CAP
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)   GROWTH
                        ---------------- ---------------- ---------------- ---------------- ---------------- -----------
ASSETS
Investments, at fair
 value.................   $42,640,673      $53,761,131      $47,586,208      $38,876,477      $14,141,395      $44,427
                          -----------      -----------      -----------      -----------      -----------      -------
    Total assets.......   $42,640,673      $53,761,131      $47,586,208      $38,876,477      $14,141,395      $44,427
                          ===========      ===========      ===========      ===========      ===========      =======
NET ASSETS
Accumulation units.....   $42,565,718      $53,437,556      $47,548,320      $38,746,477      $14,075,006      $44,427
Contracts in payout
 (annuitization)
 period................        74,955          323,575           37,888          130,000           66,389           --
                          -----------      -----------      -----------      -----------      -----------      -------
    Total net assets...   $42,640,673      $53,761,131      $47,586,208      $38,876,477      $14,141,395      $44,427
                          ===========      ===========      ===========      ===========      ===========      =======
FUND SHARE
 INFORMATION
Number of shares.......     5,559,410       53,761,131        1,286,114        3,752,556        1,627,318        1,613
                          ===========      ===========      ===========      ===========      ===========      =======
Cost of investments....   $51,431,434      $53,761,131      $32,485,026      $51,978,625      $18,870,961      $44,714
                          ===========      ===========      ===========      ===========      ===========      =======
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $      8.29      $      9.20      $      8.64      $     10.12      $      9.72      $  9.27
                          ===========      ===========      ===========      ===========      ===========      =======
    Highest............   $     10.31      $     10.72      $     18.36      $     14.22      $     20.09      $ 18.23
                          ===========      ===========      ===========      ===========      ===========      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                             NEUBERGER
                               BERMAN
                              ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    OPPENHEIMER
                             MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE        VARIABLE
                               TRUST     ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            ------------ ------------- ------------- ------------- ------------- ----------------
                                                        OPPENHEIMER                 OPPENHEIMER    OPPENHEIMER
                                          OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL     GLOBAL STRATEGIC
                            AMT PARTNERS   BALANCED    APPRECIATION    CORE BOND    SECURITIES        INCOME
                            ------------ ------------- ------------- ------------- ------------- ----------------
ASSETS
Investments, at fair value.   $16,818     $1,846,017    $3,229,234    $1,101,916    $2,733,839      $2,521,608
                              -------     ----------    ----------    ----------    ----------      ----------
    Total assets...........   $16,818     $1,846,017    $3,229,234    $1,101,916    $2,733,839      $2,521,608
                              =======     ==========    ==========    ==========    ==========      ==========
NET ASSETS
Accumulation units.........   $16,818     $1,732,366    $3,223,116    $1,101,916    $2,727,571      $2,515,696
Contracts in payout
 (annuitization) period....        --        113,651         6,118            --         6,268           5,912
                              -------     ----------    ----------    ----------    ----------      ----------
    Total net assets.......   $16,818     $1,846,017    $3,229,234    $1,101,916    $2,733,839      $2,521,608
                              =======     ==========    ==========    ==========    ==========      ==========
FUND SHARE
 INFORMATION
Number of shares...........     1,683        163,364        81,239       139,837        99,557         468,700
                              =======     ==========    ==========    ==========    ==========      ==========
Cost of investments........   $25,109     $2,178,521    $3,011,901    $1,387,806    $2,670,588      $2,314,701
                              =======     ==========    ==========    ==========    ==========      ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................   $ 11.85     $     9.20    $     7.34    $    10.48    $    11.65      $    16.39
                              =======     ==========    ==========    ==========    ==========      ==========
    Highest................   $ 12.55     $    11.93    $    11.82    $    11.01    $    19.00      $    18.80
                              =======     ==========    ==========    ==========    ==========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                     OPPENHEIMER      OPPENHEIMER
                                                                                      VARIABLE         VARIABLE
                         OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     ACCOUNT FUNDS    ACCOUNT FUNDS
                          VARIABLE      VARIABLE      VARIABLE        VARIABLE     (SERVICE SHARES  (SERVICE SHARES
                        ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS       ("SS"))          ("SS"))
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        ------------- ------------- ------------- ---------------- --------------- -----------------
                                                     OPPENHEIMER    OPPENHEIMER                       OPPENHEIMER
                         OPPENHEIMER   OPPENHEIMER   MAIN STREET  SMALL- & MID-CAP   OPPENHEIMER        CAPITAL
                         HIGH INCOME   MAIN STREET  SMALL MID CAP      GROWTH       BALANCED (SS)  APPRECIATION (SS)
                        ------------- ------------- ------------- ---------------- --------------- -----------------
ASSETS
Investments, at fair
 value.................   $244,366     $1,878,267    $1,223,510       $602,690       $13,935,435      $32,615,849
                          --------     ----------    ----------       --------       -----------      -----------
    Total assets.......   $244,366     $1,878,267    $1,223,510       $602,690       $13,935,435      $32,615,849
                          ========     ==========    ==========       ========       ===========      ===========
NET ASSETS
Accumulation units.....   $243,418     $1,860,301    $1,221,220       $602,690       $13,899,295      $32,509,012
Contracts in payout
 (annuitization)
 period................        948         17,966         2,290             --            36,140          106,837
                          --------     ----------    ----------       --------       -----------      -----------
    Total net assets...   $244,366     $1,878,267    $1,223,510       $602,690       $13,935,435      $32,615,849
                          ========     ==========    ==========       ========       ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.......    128,614         90,694        71,259         12,807         1,247,577          827,813
                          ========     ==========    ==========       ========       ===========      ===========
Cost of investments....   $684,874     $1,762,713    $  981,646       $567,957       $18,043,426      $29,861,935
                          ========     ==========    ==========       ========       ===========      ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............   $   3.57     $     8.58    $    19.68       $   4.63       $     10.56      $     11.34
                          ========     ==========    ==========       ========       ===========      ===========
    Highest............   $   3.76     $    12.90    $    20.68       $  11.49       $     12.03      $     12.84
                          ========     ==========    ==========       ========       ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                        OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER       OPPENHEIMER
                         VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE          VARIABLE
                       ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS     ACCOUNT FUNDS
                      (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES   (SERVICE SHARES
                          ("SS"))         ("SS"))         ("SS"))          ("SS"))          ("SS"))           ("SS"))
                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                      --------------- --------------- ---------------- ---------------- ---------------- ------------------
                                        OPPENHEIMER     OPPENHEIMER                                         OPPENHEIMER
                        OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC   OPPENHEIMER      OPPENHEIMER       MAIN STREET
                      CORE BOND (SS)  SECURITIES (SS)   INCOME (SS)    HIGH INCOME (SS) MAIN STREET (SS) SMALL MID CAP (SS)
                      --------------- --------------- ---------------- ---------------- ---------------- ------------------
ASSETS
Investments, at fair
 value...............   $30,707,215     $16,358,378     $73,805,953      $12,595,992      $51,674,954       $22,198,745
                        -----------     -----------     -----------      -----------      -----------       -----------
    Total assets.....   $30,707,215     $16,358,378     $73,805,953      $12,595,992      $51,674,954       $22,198,745
                        ===========     ===========     ===========      ===========      ===========       ===========
NET ASSETS
Accumulation
 units...............   $30,684,406     $16,205,273     $73,164,516      $12,553,671      $51,572,959       $22,080,481
Contracts in payout
 (annuitization)
 period..............        22,809         153,105         641,437           42,321          101,995           118,264
                        -----------     -----------     -----------      -----------      -----------       -----------
    Total net
     assets..........   $30,707,215     $16,358,378     $73,805,953      $12,595,992      $51,674,954       $22,198,745
                        ===========     ===========     ===========      ===========      ===========       ===========
FUND SHARE
 INFORMATION
Number of shares.....     3,941,876         601,190      13,443,707        6,594,760        2,517,046         1,304,274
                        ===========     ===========     ===========      ===========      ===========       ===========
Cost of
 investments.........   $35,856,819     $16,894,815     $69,619,683      $26,269,155      $49,378,519       $19,433,319
                        ===========     ===========     ===========      ===========      ===========       ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest...........   $      7.43     $     16.83     $     14.75      $      3.74      $     12.58       $     17.59
                        ===========     ===========     ===========      ===========      ===========       ===========
    Highest..........   $      8.24     $     19.18     $     16.81      $      4.26      $     14.34       $     20.04
                        ===========     ===========     ===========      ===========      ===========       ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                        OPPENHEIMER
                         VARIABLE
                       ACCOUNT FUNDS        PIMCO             PIMCO           PIMCO           PIMCO            PIMCO
                      (SERVICE SHARES      VARIABLE         VARIABLE        VARIABLE         VARIABLE         VARIABLE
                          ("SS"))      INSURANCE TRUST   INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST
                        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                      --------------- ------------------ --------------- --------------- ---------------- ----------------
                                                                                            PIMCO VIT
                                                                                            COMMODITY        PIMCO VIT
                        OPPENHEIMER                                                         REALRETURN        EMERGING
                      SMALL-& MID-CAP    FOREIGN BOND                      PIMCOTOTAL        STRATEGY       MARKETS BOND
                        GROWTH (SS)   (US DOLLAR-HEDGED)  MONEY MARKET       RETURN      (ADVISOR SHARES) (ADVISOR SHARES)
                      --------------- ------------------ --------------- --------------- ---------------- ----------------
ASSETS
Investments, at fair
 value...............   $8,556,206          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
                        ----------          ------           -------         ------         ----------       ----------
    Total assets.....   $8,556,206          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
                        ==========          ======           =======         ======         ==========       ==========
NET ASSETS
Accumulation
 units...............   $8,544,578          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
Contracts in payout
 (annuitization)
 period..............       11,628              --                --             --                 --               --
                        ----------          ------           -------         ------         ----------       ----------
    Total net
     assets..........   $8,556,206          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
                        ==========          ======           =======         ======         ==========       ==========
FUND SHARE
 INFORMATION
Number of shares.....      186,654             141            21,474            111            645,188          145,746
                        ==========          ======           =======         ======         ==========       ==========
Cost of
 investments.........   $7,872,882          $1,425           $21,474         $1,172         $6,086,057       $1,942,538
                        ==========          ======           =======         ======         ==========       ==========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest...........   $    12.37          $14.72           $ 10.25         $15.97         $     9.30       $    13.07
                        ==========          ======           =======         ======         ==========       ==========
    Highest..........   $    14.10          $14.72           $ 10.25         $15.97         $    10.03       $    14.09
                        ==========          ======           =======         ======         ==========       ==========



                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                 PIMCO            PIMCO         PUTNAM       PUTNAM       PUTNAM      PUTNAM
                                VARIABLE         VARIABLE      VARIABLE     VARIABLE     VARIABLE    VARIABLE
                            INSURANCE TRUST  INSURANCE TRUST     TRUST        TRUST        TRUST       TRUST
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            ---------------- ---------------- ----------- ------------- ----------- -----------
                               PIMCO VIT        PIMCO VIT     VT AMERICAN      VT           VT          VT
                               REALRETURN      TOTAL RETURN   GOVERNMENT     CAPITAL    DIVERSIFIED   EQUITY
                            (ADVISOR SHARES) (ADVISOR SHARES)   INCOME    OPPORTUNITIES   INCOME      INCOME
                            ---------------- ---------------- ----------- ------------- ----------- -----------
ASSETS
Investments, at fair value.    $7,910,151      $26,297,173    $32,176,127  $4,747,500   $32,796,312 $80,062,697
                               ----------      -----------    -----------  ----------   ----------- -----------
    Total assets...........    $7,910,151      $26,297,173    $32,176,127  $4,747,500   $32,796,312 $80,062,697
                               ==========      ===========    ===========  ==========   =========== ===========
NET ASSETS
Accumulation units.........    $7,910,151      $26,297,173    $31,781,201  $4,747,500   $32,659,120 $79,813,672
Contracts in payout
 (annuitization) period....            --               --        394,926          --       137,192     249,025
                               ----------      -----------    -----------  ----------   ----------- -----------
    Total net assets.......    $7,910,151      $26,297,173    $32,176,127  $4,747,500   $32,796,312 $80,062,697
                               ==========      ===========    ===========  ==========   =========== ===========
FUND SHARE
 INFORMATION
Number of shares...........       567,036        2,386,313      2,710,710     308,480     4,766,906   5,943,779
                               ==========      ===========    ===========  ==========   =========== ===========
Cost of investments........    $7,163,406      $25,545,814    $31,673,330  $4,439,268   $38,141,306 $60,478,823
                               ==========      ===========    ===========  ==========   =========== ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $    12.91      $     13.01    $      9.39  $    13.62   $     12.09 $      8.38
                               ==========      ===========    ===========  ==========   =========== ===========
    Highest................    $    13.91      $     14.03    $     19.09  $    18.94   $     17.76 $     16.52
                               ==========      ===========    ===========  ==========   =========== ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                             PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                         -------------- -------------- -------------- -------------- -------------- --------------
                           VT GEORGE          VT             VT
                             PUTNAM      GLOBAL ASSET      GLOBAL       VT GLOBAL      VT GLOBAL    VT GROWTH AND
                            BALANCED      ALLOCATION       EQUITY      HEALTH CARE     UTILITIES        INCOME
                         -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value..................  $63,362,955    $26,312,825    $16,534,124    $23,901,653    $14,106,883    $141,860,605
                          -----------    -----------    -----------    -----------    -----------    ------------
    Total assets........  $63,362,955    $26,312,825    $16,534,124    $23,901,653    $14,106,883    $141,860,605
                          ===========    ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units......  $63,144,624    $26,286,462    $16,493,350    $23,893,697    $14,101,256    $141,515,595
Contracts in payout
 (annuitization) period.      218,331         26,363         40,774          7,956          5,627         345,010
                          -----------    -----------    -----------    -----------    -----------    ------------
    Total net assets....  $63,362,955    $26,312,825    $16,534,124    $23,901,653    $14,106,883    $141,860,605
                          ===========    ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares........    8,776,033      1,853,016      1,637,042      2,044,624      1,177,536       9,271,935
                          ===========    ===========    ===========    ===========    ===========    ============
Cost of investments.....  $85,469,924    $26,537,400    $24,132,946    $23,878,746    $16,511,104    $195,118,882
                          ===========    ===========    ===========    ===========    ===========    ============
ACCUMULATION
 UNIT FAIR VALUE
    Lowest..............  $      9.58    $     10.41    $      4.88    $      9.44    $      9.39    $       8.58
                          ===========    ===========    ===========    ===========    ===========    ============
    Highest.............  $     11.84    $     15.74    $     11.08    $     13.44    $     18.44    $      13.54
                          ===========    ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                  VT                                           VT             VT             VT
                                GROWTH           VT             VT       INTERNATIONAL  INTERNATIONAL  INTERNATIONAL
                            OPPORTUNITIES    HIGH YIELD       INCOME         EQUITY         GROWTH         VALUE
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $ 9,500,645    $45,504,053    $102,953,933   $ 93,328,619   $14,000,296    $15,942,745
                             -----------    -----------    ------------   ------------   -----------    -----------
    Total assets...........  $ 9,500,645    $45,504,053    $102,953,933   $ 93,328,619   $14,000,296    $15,942,745
                             ===========    ===========    ============   ============   ===========    ===========
NET ASSETS
Accumulation units.........  $ 9,483,185    $45,390,825    $102,374,394   $ 93,057,915   $13,959,299    $15,918,343
Contracts in payout
 (annuitization) period....       17,460        113,228         579,539        270,704        40,997         24,402
                             -----------    -----------    ------------   ------------   -----------    -----------
    Total net assets.......  $ 9,500,645    $45,504,053    $102,953,933   $ 93,328,619   $14,000,296    $15,942,745
                             ===========    ===========    ============   ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,765,919      6,936,594       8,921,485      9,834,417     1,010,852      2,025,762
                             ===========    ===========    ============   ============   ===========    ===========
Cost of investments........  $10,510,679    $47,391,933    $106,462,267   $144,585,800   $14,918,695    $25,943,846
                             ===========    ===========    ============   ============   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      4.09    $     12.62    $      12.44   $       6.73   $      5.16    $      8.75
                             ===========    ===========    ============   ============   ===========    ===========
    Highest................  $     12.27    $     20.19    $      17.81   $      13.98   $     11.02    $     13.15
                             ===========    ===========    ============   ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                                 VT             VT
                                               MONEY        MULTI-CAP     VT MULTI-CAP                  VT SMALL CAP
                             VT INVESTORS      MARKET         GROWTH         VALUE       VT RESEARCH       VALUE
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $53,722,135    $92,775,460    $76,544,264     $6,219,673    $25,745,980    $43,848,516
                             -----------    -----------    -----------     ----------    -----------    -----------
    Total assets...........  $53,722,135    $92,775,460    $76,544,264     $6,219,673    $25,745,980    $43,848,516
                             ===========    ===========    ===========     ==========    ===========    ===========
NET ASSETS
Accumulation units.........  $53,539,139    $92,261,206    $76,429,668     $6,218,386    $25,679,645    $43,815,524
Contracts in payout
 (annuitization) period....      182,996        514,254        114,596          1,287         66,335         32,992
                             -----------    -----------    -----------     ----------    -----------    -----------
    Total net assets.......  $53,722,135    $92,775,460    $76,544,264     $6,219,673    $25,745,980    $43,848,516
                             ===========    ===========    ===========     ==========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    5,366,847     92,775,460      3,972,198        510,227      2,180,015      3,354,898
                             ===========    ===========    ===========     ==========    ===========    ===========
Cost of investments........  $59,958,085    $92,775,460    $85,645,222     $6,920,941    $26,158,539    $51,019,327
                             ===========    ===========    ===========     ==========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      5.72    $      9.11    $      4.43     $    12.53    $      7.06    $     11.81
                             ===========    ===========    ===========     ==========    ===========    ===========
    Highest................  $     14.06    $     11.86    $     15.66     $    17.11    $     14.05    $     23.29
                             ===========    ===========    ===========     ==========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                       THE UNIVERSAL THE UNIVERSAL     THE UNIVERSAL     THE UNIVERSAL THE UNIVERSAL
                            PUTNAM     INSTITUTIONAL INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL INSTITUTIONAL
                        VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.       FUNDS, INC.       FUNDS, INC.   FUNDS, INC.
                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                        -------------- ------------- -------------- -------------------- ------------- --------------
                                        VAN KAMPEN                       VAN KAMPEN
                                         UIF CORE      VAN KAMPEN        UIF GLOBAL
                                        PLUS FIXED    UIF EMERGING     TACTICAL ASSET     VAN KAMPEN   VAN KAMPEN UIF
                          VT VOYAGER      INCOME     MARKETS EQUITY ALLOCATION PORTFOLIO  UIF GROWTH   MID CAP GROWTH
                        -------------- ------------- -------------- -------------------- ------------- --------------
ASSETS
Investments, at fair
 value.................  $107,441,299   $  993,771    $28,314,061       $12,723,495       $24,622,358   $17,982,584
                         ------------   ----------    -----------       -----------       -----------   -----------
    Total assets.......  $107,441,299   $  993,771    $28,314,061       $12,723,495       $24,622,358   $17,982,584
                         ============   ==========    ===========       ===========       ===========   ===========
NET ASSETS
Accumulation units.....  $107,199,724   $  993,771    $28,212,230       $12,675,166       $24,566,923   $17,933,550
Contracts in payout
 (annuitization)
 period................       241,575           --        101,831            48,329            55,435        49,034
                         ------------   ----------    -----------       -----------       -----------   -----------
    Total net assets...  $107,441,299   $  993,771    $28,314,061       $12,723,495       $24,622,358   $17,982,584
                         ============   ==========    ===========       ===========       ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.......     3,382,912       97,524      2,259,702         1,484,655         1,224,993     1,602,726
                         ============   ==========    ===========       ===========       ===========   ===========
Cost of investments....  $123,184,060   $1,026,490    $29,909,791       $16,161,036       $18,864,749   $15,901,231
                         ============   ==========    ===========       ===========       ===========   ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $       5.72   $    11.98    $     15.08       $      8.80       $      8.08   $     16.74
                         ============   ==========    ===========       ===========       ===========   ===========
    Highest............  $      14.22   $    15.56    $     26.11       $     12.78       $     15.09   $     20.73
                         ============   ==========    ===========       ===========       ===========   ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                          THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                            THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                            INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                             FUNDS, INC.   (CLASS II)     (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- -------------- ------------- ------------- -------------
                                           VAN KAMPEN     VAN KAMPEN    VAN KAMPEN                  VAN KAMPEN
                             VAN KAMPEN   UIF EMERGING   UIF EMERGING   UIF GLOBAL    VAN KAMPEN    UIF MID CAP
                              UIF U.S.    MARKETS DEBT  MARKETS EQUITY   FRANCHISE    UIF GROWTH      GROWTH
                             REAL ESTATE   (CLASS II)     (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                            ------------- ------------- -------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $21,863,092   $17,194,559   $12,492,122    $56,372,108   $7,708,424    $26,252,269
                             -----------   -----------   -----------    -----------   ----------    -----------
    Total assets...........  $21,863,092   $17,194,559   $12,492,122    $56,372,108   $7,708,424    $26,252,269
                             ===========   ===========   ===========    ===========   ==========    ===========
NET ASSETS
Accumulation units.........  $21,785,440   $17,119,486   $12,492,122    $55,993,234   $7,691,261    $26,229,785
Contracts in payout
 (annuitization) period....       77,652        75,073            --        378,874       17,163         22,484
                             -----------   -----------   -----------    -----------   ----------    -----------
    Total net assets.......  $21,863,092   $17,194,559   $12,492,122    $56,372,108   $7,708,424    $26,252,269
                             ===========   ===========   ===========    ===========   ==========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,611,134     2,081,666       999,370      3,572,377      389,905      2,360,816
                             ===========   ===========   ===========    ===========   ==========    ===========
Cost of investments........  $22,782,625   $16,967,249   $13,992,725    $51,918,434   $5,536,837    $24,742,488
                             ===========   ===========   ===========    ===========   ==========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $     20.14   $     17.17   $     27.18    $     15.51   $    12.77    $     10.73
                             ===========   ===========   ===========    ===========   ==========    ===========
    Highest................  $     35.59   $     23.76   $     30.49    $     21.30   $    16.45    $     23.16
                             ===========   ===========   ===========    ===========   ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                THE UNIVERSAL  THE UNIVERSAL
                                                INSTITUTIONAL  INSTITUTIONAL
                                                 FUNDS, INC.    FUNDS, INC.
                                                  (CLASS II)    (CLASS II)
                                                 SUB-ACCOUNT    SUB-ACCOUNT
                                                -------------- -------------
                                                VAN KAMPEN UIF  VAN KAMPEN
                                                SMALL COMPANY    UIF U.S.
                                                    GROWTH      REAL ESTATE
                                                  (CLASS II)    (CLASS II)
                                                -------------- -------------
    ASSETS
    Investments, at fair value.................  $11,112,338    $45,526,129
                                                 -----------    -----------
        Total assets...........................  $11,112,338    $45,526,129
                                                 ===========    ===========
    NET ASSETS
    Accumulation units.........................  $11,066,804    $45,345,911
    Contracts in payout (annuitization) period.       45,534        180,218
                                                 -----------    -----------
        Total net assets.......................  $11,112,338    $45,526,129
                                                 ===========    ===========
    FUND SHARE INFORMATION
    Number of shares...........................      750,327      3,372,306
                                                 ===========    ===========
    Cost of investments........................  $10,692,558    $48,621,618
                                                 ===========    ===========
    ACCUMULATION UNIT FAIR VALUE
        Lowest.................................  $     16.93    $     20.25
                                                 ===========    ===========
        Highest................................  $     19.16    $     25.94
                                                 ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                            SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                             TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                          ----------- ----------- ----------- ----------- ----------- -----------
                                              AST                     AST
                                           ACADEMIC                AMERICAN       AST                     AST
                                          STRATEGIES      AST       CENTURY    BALANCED       AST        BOND
                                             ASSET     ADVANCED    INCOME &      ASSET     BLACKROCK   PORTFOLIO
                                          ALLOCATION  STRATEGIES    GROWTH    ALLOCATION   VALUE (A)     2018
                                          ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $   45,938   $  24,085    $   38    $   58,126    $  117     $  4,420
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (116,734)    (36,208)      (56)     (120,496)     (194)     (12,639)
    Administrative expense...............    (11,215)     (3,658)       (7)      (13,969)      (24)      (1,345)
                                          ----------   ---------    ------    ----------    ------     --------
    Net investment income (loss).........    (82,011)    (15,781)      (25)      (76,339)     (101)      (9,564)
                                          ----------   ---------    ------    ----------    ------     --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................  2,593,398     911,943     6,274     3,750,170     2,738      368,912
    Cost of investments sold.............  2,459,338     796,629     6,193     3,256,131     3,109      350,229
                                          ----------   ---------    ------    ----------    ------     --------
       Realized gains (losses) on
        fund shares......................    134,060     115,314        81       494,039      (371)      18,683
Realized gain distributions..............         --          --        --            --        --      100,798
                                          ----------   ---------    ------    ----------    ------     --------
    Net realized gains (losses)..........    134,060     115,314        81       494,039      (371)     119,481
Change in unrealized gains (losses)......   (471,301)   (170,957)     (184)     (788,216)      191      (10,769)
                                          ----------   ---------    ------    ----------    ------     --------
    Net realized and unrealized gains
     (losses) on investments.............   (337,241)    (55,643)     (103)     (294,177)     (180)     108,712
                                          ----------   ---------    ------    ----------    ------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................. $ (419,252)  $ (71,424)   $ (128)   $ (370,516)   $ (281)    $ 99,148
                                          ==========   =========    ======    ==========    ======     ========

--------
(a)Previously known as AST DeAm Large-Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                  AST         AST
                                                  AST         AST         AST         AST       CAPITAL       CLS
                                                 BOND        BOND        BOND        BOND       GROWTH      GROWTH
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                                 2019        2020        2021      2022 (B)   ALLOCATION  ALLOCATION
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  3,355   $    5,507   $    549    $     --   $   30,567   $    748
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (6,607)      (6,574)    (6,619)     (1,999)     (94,204)    (3,129)
    Administrative expense...................      (604)        (624)      (677)       (207)      (9,398)      (450)
                                               --------   ----------   --------    --------   ----------   --------
    Net investment income (loss).............    (3,856)      (1,691)    (6,747)     (2,206)     (73,035)    (2,831)
                                               --------   ----------   --------    --------   ----------   --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   220,047    1,054,982    912,834     177,361    2,853,914    127,435
    Cost of investments sold.................   223,980    1,058,234    863,724     174,676    2,697,319    111,921
                                               --------   ----------   --------    --------   ----------   --------
       Realized gains (losses) on fund
        shares...............................    (3,933)      (3,252)    49,110       2,685      156,595     15,514
Realized gain distributions..................    69,832       68,618         --          --           --      2,591
                                               --------   ----------   --------    --------   ----------   --------
    Net realized gains (losses)..............    65,899       65,366     49,110       2,685      156,595     18,105
Change in unrealized gains (losses)..........   (10,250)         677     39,914      21,651     (462,239)   (28,502)
                                               --------   ----------   --------    --------   ----------   --------
    Net realized and unrealized gains
     (losses) on investments.................    55,649       66,043     89,024      24,336     (305,644)   (10,397)
                                               --------   ----------   --------    --------   ----------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ 51,793   $   64,352   $ 82,277    $ 22,130   $ (378,679)  $(13,228)
                                               ========   ==========   ========    ========   ==========   ========

--------
(b)For the period beginning January 3, 2011 and ended December 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED     ADVANCED
                                            SERIES      SERIES      SERIES        SERIES       SERIES       SERIES
                                             TRUST       TRUST       TRUST        TRUST         TRUST       TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                          ----------- ----------- ----------- -------------- ----------- ------------
                                              AST                                                            AST
                                              CLS         AST         AST         AST FI         AST     FIRST TRUST
                                           MODERATE     COHEN &    FEDERATED    PYRAMIS(R)   FIRST TRUST   CAPITAL
                                             ASSET      STEERS    AGGRESSIVE      ASSET       BALANCED   APPRECIATION
                                          ALLOCATION    REALTY      GROWTH    ALLOCATION (C)   TARGET       TARGET
                                          ----------- ----------- ----------- -------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   6,644    $  276      $    66      $    439    $   47,097  $   145,713
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (24,725)     (593)        (210)       (2,898)      (41,233)    (201,405)
    Administrative expense...............     (2,632)      (63)         (25)         (322)       (4,242)     (19,298)
                                           ---------    ------      -------      --------    ----------  -----------
    Net investment income (loss).........    (20,713)     (380)        (169)       (2,781)        1,622      (74,990)
                                           ---------    ------      -------      --------    ----------  -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    395,974     1,610        3,198       136,811     1,602,408    9,669,188
    Cost of investments sold.............    343,212     1,770        3,349       123,831     1,462,298    9,405,089
                                           ---------    ------      -------      --------    ----------  -----------
       Realized gains (losses) on
        fund shares......................     52,762      (160)        (151)       12,980       140,110      264,099
Realized gain distributions..............     26,632        --           --         7,572            --           --
                                           ---------    ------      -------      --------    ----------  -----------
    Net realized gains (losses)..........     79,394      (160)        (151)       20,552       140,110      264,099
Change in unrealized gains (losses)......   (132,101)    2,543       (3,230)      (34,121)     (272,461)  (1,572,745)
                                           ---------    ------      -------      --------    ----------  -----------
    Net realized and unrealized gains
     (losses) on investments.............    (52,707)    2,383       (3,381)      (13,569)     (132,351)  (1,308,646)
                                           ---------    ------      -------      --------    ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................  $ (73,420)   $2,003      $(3,550)     $(16,350)   $ (130,729) $(1,383,636)
                                           =========    ======      =======      ========    ==========  ===========

--------
(c)Previously known as AST Niemann Capital Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ----------- ----------- ----------- -----------
                                                              AST          AST         AST         AST
                                                            GOLDMAN      GOLDMAN     GOLDMAN     GOLDMAN
                                                  AST        SACHS        SACHS       SACHS       SACHS
                                                GLOBAL    CONCENTRATED  LARGE-CAP    MID-CAP    SMALL-CAP      AST
                                              REAL ESTATE    GROWTH     VALUE (D)    GROWTH       VALUE    HIGH YIELD
                                              ----------- ------------ ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................    $  51      $    76      $   163     $    --     $    62     $ 2,103
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      (34)        (592)        (216)       (578)        (94)       (391)
    Administrative expense...................       (4)         (80)         (25)        (73)        (11)        (54)
                                                 -----      -------      -------     -------     -------     -------
    Net investment income (loss).............       13         (596)         (78)       (651)        (43)      1,658
                                                 -----      -------      -------     -------     -------     -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................      900          937          253         805       9,497      56,720
    Cost of investments sold.................      860          798          332         793      10,771      52,485
                                                 -----      -------      -------     -------     -------     -------
       Realized gains (losses) on fund
        shares...............................       40          139          (79)         12      (1,274)      4,235
Realized gain distributions..................       --           --           --       2,518          --          --
                                                 -----      -------      -------     -------     -------     -------
    Net realized gains (losses)..............       40          139          (79)      2,530      (1,274)      4,235
Change in unrealized gains (losses)..........     (272)      (2,419)      (1,009)     (3,992)         27      (4,548)
                                                 -----      -------      -------     -------     -------     -------
    Net realized and unrealized gains
     (losses) on investments.................     (232)      (2,280)      (1,088)     (1,462)     (1,247)       (313)
                                                 -----      -------      -------     -------     -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $(219)     $(2,876)     $(1,166)    $(2,113)    $(1,290)    $ 1,345
                                                 =====      =======      =======     =======     =======     =======

--------
(d)Previously known as AST AllianceBernstein Growth & Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED      ADVANCED
                                            SERIES      SERIES       SERIES        SERIES       SERIES        SERIES
                                             TRUST       TRUST        TRUST         TRUST        TRUST         TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------- ----------- ------------- ------------- -----------  -------------
                                              AST         AST
                                            HORIZON     HORIZON                                   AST           AST
                                            GROWTH     MODERATE        AST           AST      INVESTMENT     JPMORGAN
                                             ASSET       ASSET    INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                          ALLOCATION  ALLOCATION     GROWTH         VALUE        BOND         EQUITY
                                          ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    444    $  2,500      $   320      $    974    $   178,477     $   604
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (1,819)     (6,561)        (559)         (837)       (60,645)       (688)
    Administrative expense...............      (213)       (783)         (77)         (110)        (6,836)        (74)
                                           --------    --------      -------      --------    -----------     -------
    Net investment income (loss).........    (1,588)     (4,844)        (316)           27        110,996        (158)
                                           --------    --------      -------      --------    -----------     -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    57,967     203,361        6,935         3,890     10,645,603         768
    Cost of investments sold.............    53,475     187,759        7,423         4,688     11,189,744         803
                                           --------    --------      -------      --------    -----------     -------
       Realized gains (losses) on
        fund shares......................     4,492      15,602         (488)         (798)      (544,141)        (35)
Realized gain distributions..............     5,712      25,592           --            --        799,543          --
                                           --------    --------      -------      --------    -----------     -------
    Net realized gains (losses)..........    10,204      41,194         (488)         (798)       255,402         (35)
Change in unrealized gains (losses)......   (14,329)    (53,927)      (6,920)       (9,316)       (37,663)     (5,098)
                                           --------    --------      -------      --------    -----------     -------
    Net realized and unrealized gains
     (losses) on investments.............    (4,125)    (12,733)      (7,408)      (10,114)       217,739      (5,133)
                                           --------    --------      -------      --------    -----------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ (5,713)   $(17,577)     $(7,724)     $(10,087)   $   328,735     $(5,291)
                                           ========    ========      =======      ========    ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          ADVANCED       ADVANCED      ADVANCED      ADVANCED    ADVANCED    ADVANCED
                                           SERIES         SERIES        SERIES        SERIES      SERIES      SERIES
                                            TRUST          TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------------- ----------- --------------- ----------- ----------- -----------
                                             AST                                        AST
                                          JPMORGAN          AST     AST LORD ABBETT   MARSICO       AST         AST
                                          STRATEGIC      LARGE-CAP    CORE FIXED      CAPITAL   MFS GLOBAL      MFS
                                      OPPORTUNITIES (E)    VALUE      INCOME (F)      GROWTH      EQUITY      GROWTH
                                      ----------------- ----------- --------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   32,450        $  7         $  885        $   211     $   186     $   51
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (51,945)         (6)          (543)        (1,063)       (443)      (149)
    Administrative expense...........        (5,360)         (1)           (76)          (115)        (61)       (22)
                                         ----------        ----         ------        -------     -------     ------
    Net investment income
     (loss)..........................       (24,855)         --            266           (967)       (318)      (120)
                                         ----------        ----         ------        -------     -------     ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,491,563           8          6,414          1,827         514      1,643
    Cost of investments sold.........     1,380,059          11          5,962          1,809         562      1,452
                                         ----------        ----         ------        -------     -------     ------
       Realized gains (losses)
        on fund shares...............       111,504          (3)           452             18         (48)       191
Realized gain distributions..........            --          --             --             --          --         --
                                         ----------        ----         ------        -------     -------     ------
    Net realized gains (losses)......       111,504          (3)           452             18         (48)       191
Change in unrealized gains
 (losses)............................      (173,366)        (28)         3,635           (900)     (1,407)      (289)
                                         ----------        ----         ------        -------     -------     ------
    Net realized and unrealized
     gains (losses) on
     investments.....................       (61,862)        (31)         4,087           (882)     (1,455)       (98)
                                         ----------        ----         ------        -------     -------     ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  (86,717)       $(31)        $4,353        $(1,849)    $(1,773)    $ (218)
                                         ==========        ====         ======        =======     =======     ======

--------
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                          AST
                                                                       NEUBERGER      AST         AST         AST
                                                                        BERMAN/    NEUBERGER   NEUBERGER  PARAMETRIC
                                                  AST         AST         LSV       BERMAN      BERMAN     EMERGING
                                                MID-CAP      MONEY      MID-CAP     MID-CAP    SMALL-CAP    MARKETS
                                                 VALUE      MARKET       VALUE      GROWTH    GROWTH (G)    EQUITY
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   236    $     116    $   315     $   --      $   --      $   258
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      (513)      (6,769)      (430)      (354)        (32)        (407)
    Administrative expense...................       (58)        (865)       (55)       (50)         (4)         (46)
                                                -------    ---------    -------     ------      ------      -------
    Net investment income (loss).............      (335)      (7,518)      (170)      (404)        (36)        (195)
                                                -------    ---------    -------     ------      ------      -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................       586      438,600      5,194      3,541       8,828       19,038
    Cost of investments sold.................       462      438,600      5,019      3,132       6,973       19,424
                                                -------    ---------    -------     ------      ------      -------
       Realized gains (losses) on fund
        shares...............................       124           --        175        409       1,855         (386)
Realized gain distributions..................        --           --         --         --          --           --
                                                -------    ---------    -------     ------      ------      -------
    Net realized gains (losses)..............       124           --        175        409       1,855         (386)
Change in unrealized gains (losses)..........    (1,701)          --     (1,376)        99        (883)      (6,898)
                                                -------    ---------    -------     ------      ------      -------
    Net realized and unrealized gains
     (losses) on investments.................    (1,577)          --     (1,201)       508         972       (7,284)
                                                -------    ---------    -------     ------      ------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $(1,912)   $ (7,518)    $(1,371)    $  104      $  936      $(7,479)
                                                =======    =========    =======     ======      ======      =======

--------
(g)For the period beginning January 03, 2011 and ended May 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ------------ ----------- ----------- -----------
                                                  AST                                               AST
                                                 PIMCO        AST          AST          AST      SCHRODERS
                                                LIMITED      PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST
                                               MATURITY   TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP
                                                 BOND         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH
                                              ----------- ------------ ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $ 1,004     $ 7,176     $   74,063    $  195     $  14,104    $   --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,229)     (6,624)      (118,687)     (319)      (11,835)      (32)
    Administrative expense...................      (165)       (616)       (12,547)      (43)       (1,211)       (4)
                                                -------     -------     ----------    ------     ---------    ------
    Net investment income (loss).............      (390)        (64)       (57,171)     (167)        1,058       (36)
                                                -------     -------     ----------    ------     ---------    ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     8,459      12,496      2,127,838     3,574       545,868     1,181
    Cost of investments sold.................     8,891      12,200      1,870,076     3,226       510,883     1,080
                                                -------     -------     ----------    ------     ---------    ------
       Realized gains (losses) on fund
        shares...............................      (432)        296        257,762       348        34,985       101
Realized gain distributions..................     1,841      13,942             --        --         8,163        --
                                                -------     -------     ----------    ------     ---------    ------
    Net realized gains (losses)..............     1,409      14,238        257,762       348        43,148       101
Change in unrealized gains (losses)..........        75      (8,584)      (242,045)      327      (109,998)     (171)
                                                -------     -------     ----------    ------     ---------    ------
    Net realized and unrealized gains
     (losses) on investments.................     1,484       5,654         15,717       675       (66,850)      (70)
                                                -------     -------     ----------    ------     ---------    ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $ 1,094     $ 5,590     $  (41,454)   $  508     $ (65,792)   $ (106)
                                                =======     =======     ==========    ======     =========    ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED     ADVANCED      ADVANCED      ADVANCED      ADVANCED      ADVANCED
                                            SERIES       SERIES        SERIES        SERIES        SERIES        SERIES
                                             TRUST        TRUST         TRUST         TRUST         TRUST         TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------- ------------- ------------- ------------- ------------- -------------
                                                           AST           AST                         AST           AST
                                              AST     T. ROWE PRICE T. ROWE PRICE      AST      T. ROWE PRICE T. ROWE PRICE
                                           SMALL-CAP      ASSET        EQUITY     T. ROWE PRICE   LARGE-CAP      NATURAL
                                             VALUE     ALLOCATION    INCOME (H)    GLOBAL BOND     GROWTH       RESOURCES
                                          ----------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   178    $   61,643      $   475       $ 2,496       $    --      $    647
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........      (386)      (85,956)        (723)       (1,192)         (391)       (1,582)
    Administrative expense...............       (48)       (8,598)         (69)         (145)          (49)         (186)
                                            -------    ----------      -------       -------       -------      --------
    Net investment income (loss).........      (256)      (32,911)        (317)        1,159          (440)       (1,121)
                                            -------    ----------      -------       -------       -------      --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     2,490     2,195,658        2,056         4,183         1,651        21,548
    Cost of investments sold.............     1,994     2,013,570        2,366         4,198         1,427        22,694
                                            -------    ----------      -------       -------       -------      --------
       Realized gains (losses) on
        fund shares......................       496       182,088         (310)          (15)          224        (1,146)
Realized gain distributions..............        --            --           --           698            --            --
                                            -------    ----------      -------       -------       -------      --------
    Net realized gains (losses)..........       496       182,088         (310)          683           224        (1,146)
Change in unrealized gains (losses)......    (2,629)     (212,025)        (882)          707          (815)      (21,080)
                                            -------    ----------      -------       -------       -------      --------
    Net realized and unrealized gains
     (losses) on investments.............    (2,133)      (29,937)      (1,192)        1,390          (591)      (22,226)
                                            -------    ----------      -------       -------       -------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $(2,389)   $  (62,848)     $(1,509)      $ 2,549       $(1,031)     $(23,347)
                                            =======    ==========      =======       =======       =======      ========

--------
(h)Previously known as AST AllianceBernstein Core Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                          ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED        ADVANCED
                                           SERIES       SERIES      SERIES      SERIES      SERIES          SERIES
                                            TRUST       TRUST        TRUST       TRUST       TRUST           TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT     SUB-ACCOUNT
                                         ----------- ------------ ----------- ----------- ----------- -------------------
                                             AST       FRANKLIN
                                         WELLINGTON   TEMPLETON                             PROFUND
                                         MANAGEMENT  VIP FOUNDING   PROFUND     PROFUND       VP            PROFUND
                                           HEDGED       FUNDS         VP          VP        MID-CAP           VP
                                         EQUITY (I)   ALLOCATION  FINANCIALS  HEALTH CARE    VALUE    TELE-COMMUNICATIONS
                                         ----------- ------------ ----------- ----------- ----------- -------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   342    $      510     $  --       $  8        $   7           $ 78
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (1,571)      (38,296)      (30)       (34)         (57)           (33)
    Administrative expense..............      (168)       (4,537)       (3)        (4)          (7)            (4)
                                           -------    ----------     -----       ----        -----           ----
    Net investment income
     (loss).............................    (1,397)      (42,323)      (33)       (30)         (57)            41
                                           -------    ----------     -----       ----        -----           ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    14,921     1,806,193        34         38           73             37
    Cost of investments sold............    13,788     1,632,408        37         36           39             36
                                           -------    ----------     -----       ----        -----           ----
       Realized gains (losses) on
        fund shares.....................     1,133       173,785        (3)         2           34              1
Realized gain distributions.............        --            --        --         --           --             --
                                           -------    ----------     -----       ----        -----           ----
    Net realized gains (losses).........     1,133       173,785        (3)         2           34              1
Change in unrealized gains
 (losses)...............................    (5,653)     (312,220)     (358)       226         (208)             1
                                           -------    ----------     -----       ----        -----           ----
    Net realized and unrealized
     gains (losses) on
     investments........................    (4,520)     (138,435)     (361)       228         (174)             2
                                           -------    ----------     -----       ----        -----           ----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $(5,917)   $ (180,758)    $(394)      $198        $(231)          $ 43
                                           =======    ==========     =====       ====        =====           ====

--------
(i)Previously known as AST Aggressive Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                      ALLIANCE     ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                                      BERNSTEIN    BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                          ADVANCED    VARIABLE     VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                           SERIES      PRODUCT      PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                            TRUST    SERIES FUND  SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ----------- ----------- ------------- ------------- ------------- -------------
                                                                   ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                           PROFUND    ALLIANCE   BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                             VP       BERNSTEIN    GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID
                                          UTILITIES  VPS GROWTH     INCOME         VALUE        GROWTH       CAP VALUE
                                         ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $1,158    $       --   $   760,796   $   693,580   $    16,523   $    60,384
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (624)     (374,065)   (1,052,872)     (266,551)     (293,096)     (335,014)
    Administrative expense..............      (70)      (37,963)      (83,684)      (34,781)      (23,820)      (43,435)
                                           ------    ----------   -----------   -----------   -----------   -----------
    Net investment income
     (loss).............................      464      (412,028)     (375,760)      392,248      (300,393)     (318,065)
                                           ------    ----------   -----------   -----------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    1,791     5,969,167    18,026,258     4,139,099     3,826,382     5,652,972
    Cost of investments sold............    1,498     5,174,378    21,281,059     5,213,672     3,311,674     5,238,456
                                           ------    ----------   -----------   -----------   -----------   -----------
       Realized gains (losses) on
        fund shares.....................      293       794,789    (3,254,801)   (1,074,573)      514,708       414,516
Realized gain distributions.............       --            --            --            --            --            --
                                           ------    ----------   -----------   -----------   -----------   -----------
    Net realized gains (losses).........      293       794,789    (3,254,801)   (1,074,573)      514,708       414,516
Change in unrealized gains
 (losses)...............................    6,158      (444,175)    6,661,474    (3,045,290)   (1,035,026)   (2,382,958)
                                           ------    ----------   -----------   -----------   -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    6,451       350,614     3,406,673    (4,119,863)     (520,318)   (1,968,442)
                                           ------    ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $6,915    $  (61,414)  $ 3,030,913   $(3,727,615)  $  (820,711)  $(2,286,507)
                                           ======    ==========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                           ALLIANCE                                        DREYFUS
                                           BERNSTEIN       AMERICAN         AMERICAN      SOCIALLY                   DREYFUS
                                           VARIABLE        CENTURY          CENTURY      RESPONSIBLE                VARIABLE
                                            PRODUCT        VARIABLE         VARIABLE       GROWTH    DREYFUS STOCK INVESTMENT
                                          SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC. FUND, INC.   INDEX FUND      FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ---------------- ---------------- ----------- ------------- -----------
                                                                                           DREYFUS
                                           ALLIANCE        AMERICAN         AMERICAN      SOCIALLY
                                         BERNSTEIN VPS     CENTURY         CENTURY VP    RESPONSIBLE DREYFUS STOCK VIF GROWTH
                                             VALUE       VP BALANCED     INTERNATIONAL   GROWTH FUND  INDEX FUND    & INCOME
                                         ------------- ---------------- ---------------- ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  20,743        $ 205            $  66         $   164      $ 8,604      $ 1,346
Charges from Lincoln Benefit Life
 Company:...............................
    Mortality and expense risk..........     (25,831)        (146)             (65)           (223)      (6,234)      (1,482)
    Administrative expense..............      (3,311)         (11)              (4)            (16)        (473)        (110)
                                           ---------        -----            -----         -------      -------      -------
    Net investment income (loss)........      (8,399)          48               (3)            (75)       1,897         (246)
                                           ---------        -----            -----         -------      -------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     650,137          841               73           4,040       69,699       36,362
    Cost of investments sold............     786,070          892               65           2,522       67,251       38,801
                                           ---------        -----            -----         -------      -------      -------
       Realized gains (losses) on
        fund shares.....................    (135,933)         (51)               8           1,518        2,448       (2,439)
Realized gain distributions.............          --           --               --              --        3,169           --
                                           ---------        -----            -----         -------      -------      -------
    Net realized gains (losses).........    (135,933)         (51)               8           1,518        5,617       (2,439)
Change in unrealized gains
 (losses)...............................      56,699          395             (654)         (2,018)      (7,207)        (803)
                                           ---------        -----            -----         -------      -------      -------
    Net realized and unrealized
     gains (losses) on
     investments........................     (79,234)         344             (646)           (500)      (1,590)      (3,242)
                                           ---------        -----            -----         -------      -------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $ (87,633)       $ 392            $(649)        $  (575)     $   307      $(3,488)
                                           =========        =====            =====         =======      =======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                            DREYFUS        DWS         DWS         DWS         DWS           DWS
                                            VARIABLE    VARIABLE    VARIABLE    VARIABLE     VARIABLE     VARIABLE
                                           INVESTMENT  INVESTMENT  INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT
                                              FUND      SERIES I    SERIES I    SERIES I     SERIES I     SERIES I
                                          SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------ ----------- ----------- ----------- ------------ -------------
                                                                                   DWS
                                                                       DWS       GLOBAL
                                                                     CAPITAL    SMALL CAP      DWS           DWS
                                              VIF          DWS       GROWTH      GROWTH     GROWTH AND  INTERNATIONAL
                                          MONEY MARKET BOND VIP A     VIP A     VIP A (J)  INCOME VIP A     VIP A
                                          ------------ ----------- ----------- ----------- ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $     38    $ 34,071    $   8,193   $  17,332    $  4,843     $  6,214
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (8,959)     (1,856)      (4,626)     (4,814)     (1,750)      (1,513)
    Administrative expense...............       (677)     (1,387)      (3,296)     (3,340)     (1,246)      (1,028)
                                            --------    --------    ---------   ---------    --------     --------
    Net investment income (loss).........     (9,598)     30,828          271       9,178       1,847        3,673
                                            --------    --------    ---------   ---------    --------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    431,376     936,347      416,362     271,816     265,598       38,023
    Cost of investments sold.............    431,376     999,145      371,502     260,688     291,126       51,602
                                            --------    --------    ---------   ---------    --------     --------
       Realized gains (losses) on
        fund shares......................         --     (62,798)      44,860      11,128     (25,528)     (13,579)
Realized gain distributions..............         --          --           --          --          --           --
                                            --------    --------    ---------   ---------    --------     --------
    Net realized gains (losses)..........         --     (62,798)      44,860      11,128     (25,528)     (13,579)
Change in unrealized gains (losses)......         --      53,772     (102,810)   (151,443)     19,209      (51,919)
                                            --------    --------    ---------   ---------    --------     --------
    Net realized and unrealized gains
     (losses) on investments.............         --      (9,026)     (57,950)   (140,315)     (6,319)     (65,498)
                                            --------    --------    ---------   ---------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ (9,598)   $ 21,802    $ (57,679)  $(131,137)   $ (4,472)    $(61,825)
                                            ========    ========    =========   =========    ========     ========

--------
(j)Previously known as DWS Global Opportunities VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             DWS         DWS         DWS                      FIDELITY      FIDELITY
                                          VARIABLE    VARIABLE     VARIABLE     FEDERATED     VARIABLE      VARIABLE
                                         INVESTMENT  INVESTMENT   INVESTMENT    INSURANCE     INSURANCE     INSURANCE
                                          SERIES II   SERIES II   SERIES II      SERIES     PRODUCTS FUND PRODUCTS FUND
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ----------- ----------- ------------ ------------- ------------- -------------
                                                                     DWS
                                                         DWS        SMALL
                                             DWS        MONEY      MID CAP      FEDERATED
                                          BALANCED     MARKET       GROWTH        PRIME          VIP           VIP
                                          VIP A II    VIP A II   VIP A II (K) MONEY FUND II  CONTRAFUND   EQUITY-INCOME
                                         ----------- ----------- ------------ ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 21,322    $     30     $  1,796    $       --    $   52,584     $ 23,894
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (5,636)     (1,255)      (1,484)     (131,157)      (70,662)     (13,006)
    Administrative expense..............    (4,041)       (868)      (1,048)       (9,972)       (5,671)      (1,021)
                                          --------    --------     --------    ----------    ----------     --------
    Net investment income
     (loss).............................    11,645      (2,093)        (736)     (141,129)      (23,749)       9,867
                                          --------    --------     --------    ----------    ----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   242,504     554,641      329,717     2,988,390     1,887,223      201,983
    Cost of investments sold............   236,318     554,641      305,839     2,988,390     1,875,745      228,784
                                          --------    --------     --------    ----------    ----------     --------
       Realized gains (losses) on
        fund shares.....................     6,186          --       23,878            --        11,478      (26,801)
Realized gain distributions.............        --          --           --            --            --           --
                                          --------    --------     --------    ----------    ----------     --------
    Net realized gains (losses).........     6,186          --       23,878            --        11,478      (26,801)
Change in unrealized gains
 (losses)...............................   (44,163)         --      (33,303)           --      (141,592)      12,210
                                          --------    --------     --------    ----------    ----------     --------
    Net realized and unrealized
     gains (losses) on
     investments........................   (37,977)         --       (9,425)           --      (130,114)     (14,591)
                                          --------    --------     --------    ----------    ----------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(26,332)   $ (2,093)    $(10,161)   $ (141,129)   $ (153,863)    $ (4,724)
                                          ========    ========     ========    ==========    ==========     ========

--------
(k)Previously known as DWS Small Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY    FIDELITY VARIABLE
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND
                                PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2)
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------- -----------------
                                                                               VIP                        VIP ASSET
                                                   VIP                     INVESTMENT        VIP       MANAGER GROWTH
                                 VIP GROWTH    HIGH INCOME  VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2)
                                ------------- ------------- ------------- ------------- ------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $ 11,308      $ 70,543     $   80,970     $ 49,096      $  15,625       $    734
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................    (40,663)      (14,380)       (56,015)     (21,416)       (14,944)        (1,130)
    Administrative
     expense...................     (3,257)       (1,176)        (4,495)      (1,800)        (1,223)           (83)
                                  --------      --------     ----------     --------      ---------       --------
    Net investment income
     (loss)....................    (32,612)       54,987         20,460       25,880           (542)          (479)
                                  --------      --------     ----------     --------      ---------       --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    745,093       454,662      1,372,649      706,346        396,434         50,800
    Cost of investments
     sold......................    711,715       477,368      1,279,220      680,639        414,277         43,346
                                  --------      --------     ----------     --------      ---------       --------
       Realized gains
        (losses) on fund
        shares.................     33,378       (22,706)        93,429       25,707        (17,843)         7,454
Realized gain distributions....     11,329            --        115,234       48,265          2,578            106
                                  --------      --------     ----------     --------      ---------       --------
    Net realized gains
     (losses)..................     44,707       (22,706)       208,663       73,972        (15,265)         7,560
Change in unrealized gains
 (losses)......................    (34,590)       (3,888)      (160,427)       5,275       (192,264)       (16,951)
                                  --------      --------     ----------     --------      ---------       --------
    Net realized and
     unrealized gains
     (losses) on
     investments...............     10,117       (26,594)        48,236       79,247       (207,529)        (9,391)
                                  --------      --------     ----------     --------      ---------       --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(22,495)     $ 28,393     $   68,696     $105,127      $(208,071)      $ (9,870)
                                  ========      ========     ==========     ========      =========       ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                  VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                  INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                              (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                 SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                              ----------------- ----------------- ----------------- ----------------- -----------------

                                                       VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM
                               VIP CONTRAFUND     EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO
                              (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................    $   495,173        $ 16,619         $  165,453        $  123,724        $   42,129
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................       (968,396)        (11,801)          (127,011)         (101,112)          (38,647)
    Administrative
     expense.................       (131,491)           (803)           (16,945)          (13,378)           (5,325)
                                 -----------        --------         ----------        ----------        ----------
    Net investment
     income (loss)...........       (604,714)          4,015             21,497             9,234            (1,843)
                                 -----------        --------         ----------        ----------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................     19,794,744         254,997          2,021,963         2,805,482         2,162,602
    Cost of investments
     sold....................     22,617,217         280,193          1,962,996         2,742,732         2,114,198
                                 -----------        --------         ----------        ----------        ----------
       Realized gains
        (losses) on
        fund shares..........     (2,822,473)        (25,196)            58,967            62,750            48,404
Realized gain
 distributions...............             --              --             45,626            23,679             6,583
                                 -----------        --------         ----------        ----------        ----------
    Net realized gains
     (losses)................     (2,822,473)        (25,196)           104,593            86,429            54,987
Change in unrealized gains
 (losses)....................        878,933          20,481           (305,141)         (286,775)         (104,202)
                                 -----------        --------         ----------        ----------        ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............     (1,943,540)         (4,715)          (200,548)         (200,346)          (49,215)
                                 -----------        --------         ----------        ----------        ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................    $(2,548,254)       $   (700)        $ (179,051)       $ (191,112)       $  (51,058)
                                 ===========        ========         ==========        ==========        ==========

                                  FIDELITY
                                  VARIABLE
                                  INSURANCE
                                PRODUCTS FUND
                              (SERVICE CLASS 2)
                                 SUB-ACCOUNT
                              -----------------
                                 VIP FREEDOM
                                   INCOME
                                  PORTFOLIO
                              (SERVICE CLASS 2)
                              -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................    $   51,255
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................       (45,730)
    Administrative
     expense.................        (6,246)
                                 ----------
    Net investment
     income (loss)...........          (721)
                                 ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................     1,194,683
    Cost of investments
     sold....................     1,181,016
                                 ----------
       Realized gains
        (losses) on
        fund shares..........        13,667
Realized gain
 distributions...............        12,263
                                 ----------
    Net realized gains
     (losses)................        25,930
Change in unrealized gains
 (losses)....................       (46,140)
                                 ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............       (20,210)
                                 ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................    $  (20,931)
                                 ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                    FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                    VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                    INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                  PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                ----------------- ----------------- ----------------- ----------------- -----------------
                                                     VIP GROWTH            VIP            VIP HIGH
                                   VIP GROWTH         & INCOME        GROWTH STOCK         INCOME         VIP INDEX 500
                                (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $    172         $  184,444        $       --        $  452,321        $  119,763
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................       (2,738)          (136,286)          (30,264)         (101,946)          (96,546)
    Administrative
     expense...................         (189)           (17,789)           (4,079)          (13,080)          (12,734)
                                    --------         ----------        ----------        ----------        ----------
    Net investment income
     (loss)....................       (2,755)            30,369           (34,343)          337,295            10,483
                                    --------         ----------        ----------        ----------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      123,388          2,288,486         1,684,820         1,906,287         2,100,247
    Cost of investments
     sold......................      100,926          2,392,325         1,575,660         1,925,660         2,142,436
                                    --------         ----------        ----------        ----------        ----------
       Realized gains
        (losses) on fund
        shares.................       22,462           (103,839)          109,160           (19,373)          (42,189)
Realized gain
 distributions.................          675                 --                --                --           173,069
                                    --------         ----------        ----------        ----------        ----------
    Net realized gains
     (losses)..................       23,137           (103,839)          109,160           (19,373)          130,880
Change in unrealized gains
 (losses)......................      (18,738)           214,920          (130,028)         (162,363)         (108,172)
                                    --------         ----------        ----------        ----------        ----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............        4,399            111,081           (20,868)         (181,736)           22,708
                                    --------         ----------        ----------        ----------        ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $  1,644         $  141,450        $  (55,211)       $  155,559        $   33,191
                                    ========         ==========        ==========        ==========        ==========

                                    FIDELITY
                                    VARIABLE
                                    INSURANCE
                                  PRODUCTS FUND
                                (SERVICE CLASS 2)
                                   SUB-ACCOUNT
                                -----------------
                                 VIP INVESTMENT
                                   GRADE BOND
                                (SERVICE CLASS 2)
                                -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................       $ 44
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................        (22)
    Administrative
     expense...................         (1)
                                      ----
    Net investment income
     (loss)....................         21
                                      ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........         41
    Cost of investments
     sold......................         40
                                      ----
       Realized gains
        (losses) on fund
        shares.................          1
Realized gain
 distributions.................         38
                                      ----
    Net realized gains
     (losses)..................         39
Change in unrealized gains
 (losses)......................         14
                                      ----
    Net realized and
     unrealized gains
     (losses) on
     investments...............         53
                                      ----
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................       $ 74
                                      ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY         FRANKLIN       FRANKLIN
                                          VARIABLE          VARIABLE          VARIABLE        TEMPLETON      TEMPLETON
                                          INSURANCE         INSURANCE         INSURANCE        VARIABLE       VARIABLE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- -------------- --------------
                                                                                               FRANKLIN       FRANKLIN
                                                            VIP MONEY                          FLEX CAP      GROWTH AND
                                         VIP MIDCAP          MARKET         VIP OVERSEAS        GROWTH         INCOME
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES
                                      ----------------- ----------------- ----------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $     3,940       $     1,762         $   445        $       --    $ 1,452,721
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (287,044)         (256,242)           (639)          (54,189)      (552,361)
    Administrative expense...........        (39,382)          (31,234)            (39)           (7,104)       (75,343)
                                         -----------       -----------         -------        ----------    -----------
    Net investment income
     (loss)..........................       (322,486)         (285,714)           (233)          (61,293)       825,017
                                         -----------       -----------         -------        ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      6,435,640        14,298,684          16,355         1,134,220     11,491,013
    Cost of investments sold.........      6,330,292        14,298,684          18,466           929,072     13,176,794
                                         -----------       -----------         -------        ----------    -----------
       Realized gains (losses)
        on fund shares...............        105,348                --          (2,111)          205,148     (1,685,781)
Realized gain distributions..........         30,961                --              80                --             --
                                         -----------       -----------         -------        ----------    -----------
    Net realized gains
     (losses)........................        136,309                --          (2,031)          205,148     (1,685,781)
Change in unrealized gains
 (losses)............................     (2,336,860)               --          (4,893)         (344,178)     1,213,282
                                         -----------       -----------         -------        ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (2,200,551)               --          (6,924)         (139,030)      (472,499)
                                         -----------       -----------         -------        ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(2,523,037)      $  (285,714)        $(7,157)       $ (200,323)   $   352,518
                                         ===========       ===========         =======        ==========    ===========

                                          FRANKLIN
                                          TEMPLETON
                                          VARIABLE
                                          INSURANCE
                                       PRODUCTS TRUST
                                         SUB-ACCOUNT
                                      -----------------


                                        FRANKLIN HIGH
                                      INCOME SECURITIES
                                      -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $  716,331
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (175,413)
    Administrative expense...........       (17,472)
                                         ----------
    Net investment income
     (loss)..........................       523,446
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     3,614,496
    Cost of investments sold.........     3,454,891
                                         ----------
       Realized gains (losses)
        on fund shares...............       159,605
Realized gain distributions..........            --
                                         ----------
    Net realized gains
     (losses)........................       159,605
Change in unrealized gains
 (losses)............................      (345,045)
                                         ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      (185,440)
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  338,006
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                            TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                             VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                          PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- -------------- -------------- -------------- --------------
                                                            FRANKLIN       FRANKLIN       FRANKLIN
                                             FRANKLIN      LARGE CAP      SMALL CAP    SMALL-MID CAP
                                              INCOME         GROWTH         VALUE          GROWTH     FRANKLIN U.S.
                                            SECURITIES     SECURITIES     SECURITIES     SECURITIES     GOVERNMENT
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $10,404,614    $   283,519    $   264,712     $      --     $ 1,022,442
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (2,534,239)      (594,076)      (532,903)      (28,664)       (460,027)
    Administrative expense...............     (313,930)       (83,092)       (69,369)       (3,521)        (61,686)
                                           -----------    -----------    -----------     ---------     -----------
    Net investment income (loss).........    7,556,445       (393,649)      (337,560)      (32,185)        500,729
                                           -----------    -----------    -----------     ---------     -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   44,066,340     10,488,813      9,486,594       794,478      11,410,022
    Cost of investments sold.............   45,802,956     10,672,124      8,682,631       564,072      11,028,271
                                           -----------    -----------    -----------     ---------     -----------
       Realized gains (losses) on
        fund shares......................   (1,736,616)      (183,311)       803,963       230,406         381,751
Realized gain distributions..............           --             --             --            --              --
                                           -----------    -----------    -----------     ---------     -----------
    Net realized gains (losses)..........   (1,736,616)      (183,311)       803,963       230,406         381,751
Change in unrealized gains (losses)......   (3,947,055)      (606,908)    (2,434,752)     (303,754)        352,934
                                           -----------    -----------    -----------     ---------     -----------
    Net realized and unrealized gains
     (losses) on investments.............   (5,683,671)      (790,219)    (1,630,789)      (73,348)        734,685
                                           -----------    -----------    -----------     ---------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ 1,872,774    $(1,183,868)   $(1,968,349)    $(105,533)    $ 1,235,414
                                           ===========    ===========    ===========     =========     ===========

                                             FRANKLIN
                                            TEMPLETON
                                             VARIABLE
                                            INSURANCE
                                          PRODUCTS TRUST
                                           SUB-ACCOUNT
                                          --------------

                                          MUTUAL GLOBAL
                                            DISCOVERY
                                            SECURITIES
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   480,025
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (308,040)
    Administrative expense...............      (42,526)
                                           -----------
    Net investment income (loss).........      129,459
                                           -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    6,727,707
    Cost of investments sold.............    6,634,024
                                           -----------
       Realized gains (losses) on
        fund shares......................       93,683
Realized gain distributions..............      447,144
                                           -----------
    Net realized gains (losses)..........      540,827
Change in unrealized gains (losses)......   (1,552,608)
                                           -----------
    Net realized and unrealized gains
     (losses) on investments.............   (1,011,781)
                                           -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $  (882,322)
                                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                   FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON    GOLDMAN SACHS
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE      VARIABLE
                                  INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST     TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- -------------
                                                 TEMPLETON                     TEMPLETON
                                                 DEVELOPING     TEMPLETON        GLOBAL       TEMPLETON         VIT
                                MUTUAL SHARES     MARKETS        FOREIGN          BOND          GROWTH       LARGE CAP
                                  SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES       VALUE
                                -------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $ 2,185,524    $   242,504    $  1,916,489    $ 139,146       $ 15,475     $   56,381
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................   (1,374,127)      (361,113)     (1,591,237)     (34,689)       (15,352)       (72,172)
    Administrative
     expense...................     (171,188)       (48,423)       (194,902)      (4,146)        (1,174)        (9,354)
                                 -----------    -----------    ------------    ---------       --------     ----------
    Net investment income
     (loss)....................      640,209       (167,032)        130,350      100,311         (1,051)       (25,145)
                                 -----------    -----------    ------------    ---------       --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   26,537,742      7,308,525      27,728,992      811,560        265,432      1,363,595
    Cost of investments
     sold......................   28,021,485      7,023,871      29,146,758      661,083        290,291      1,528,968
                                 -----------    -----------    ------------    ---------       --------     ----------
       Realized gains
        (losses) on fund
        shares.................   (1,483,743)       284,654      (1,417,766)     150,477        (24,859)      (165,373)
Realized gain distributions....           --             --              --       16,182             --             --
                                 -----------    -----------    ------------    ---------       --------     ----------
    Net realized gains
     (losses)..................   (1,483,743)       284,654      (1,417,766)     166,659        (24,859)      (165,373)
Change in unrealized gains
 (losses)......................   (1,272,604)    (4,662,329)    (11,108,527)    (314,901)       (54,122)      (216,012)
                                 -----------    -----------    ------------    ---------       --------     ----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............   (2,756,347)    (4,377,675)    (12,526,293)    (148,242)       (78,981)      (381,385)
                                 -----------    -----------    ------------    ---------       --------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $(2,116,138)   $(4,544,707)   $(12,395,943)   $ (47,931)      $(80,032)    $ (406,530)
                                 ===========    ===========    ============    =========       ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        INVESCO
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INVESTMENT
                                    TRUST         TRUST         TRUST         TRUST         TRUST        SERVICES
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------- ---------------
                                                                 VIT           VIT
                                                   VIT        STRATEGIC    STRUCTURED        VIT
                                     VIT        STRATEGIC   INTERNATIONAL   SMALL CAP    STRUCTURED    INVESCO V. I.
                                MID CAP VALUE    GROWTH        EQUITY        EQUITY      U.S. EQUITY  BALANCED (L)(M)
                                ------------- ------------- ------------- ------------- ------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   35,664       $  77         $  85      $   80,862    $  119,205     $   350,147
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................     (70,659)       (211)          (38)       (153,284)     (107,340)        (75,169)
    Administrative
     expense...................      (9,391)        (17)           (3)        (20,186)      (13,965)         (5,823)
                                 ----------       -----         -----      ----------    ----------     -----------
    Net investment income
     (loss)....................     (44,386)       (151)           44         (92,608)       (2,100)        269,155
                                 ----------       -----         -----      ----------    ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     977,551         637            48       2,808,651     1,827,272      19,585,783
    Cost of investments
     sold......................   1,055,198         606            44       3,133,656     1,989,732      21,187,234
                                 ----------       -----         -----      ----------    ----------     -----------
       Realized gains
        (losses) on fund
        shares.................     (77,647)         31             4        (325,005)     (162,460)     (1,601,451)
Realized gain distributions....          --          --            --              --            --              --
                                 ----------       -----         -----      ----------    ----------     -----------
    Net realized gains
     (losses)..................     (77,647)         31             4        (325,005)     (162,460)     (1,601,451)
Change in unrealized gains
 (losses)......................    (249,718)       (541)         (481)        387,253       376,092       2,412,621
                                 ----------       -----         -----      ----------    ----------     -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    (327,365)       (510)         (477)         62,248       213,632         811,170
                                 ----------       -----         -----      ----------    ----------     -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $ (371,751)      $(661)        $(433)     $  (30,360)   $  211,532     $ 1,080,325
                                 ==========       =====         =====      ==========    ==========     ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                 INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                               INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                                SERVICES      SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------- ------------- ------------- ------------- ------------- -------------
                                              INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                                  BASIC        CAPITAL       CAPITAL        CORE       DIVERSIFIED    DIVIDEND
                                                  VALUE     APPRECIATION   DEVELOPMENT     EQUITY        INCOME        GROWTH
                                              ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................  $   66,045    $    96,175   $       --    $   876,536   $  539,216    $ 2,669,214
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (100,542)      (881,466)    (110,099)    (1,242,124)    (133,517)    (2,012,325)
    Administrative expense...................      (7,714)       (64,926)      (8,491)       (93,404)     (10,140)      (147,801)
                                               ----------    -----------   ----------    -----------   ----------    -----------
    Net investment income (loss).............     (42,211)      (850,217)    (118,590)      (458,992)     395,559        509,088
                                               ----------    -----------   ----------    -----------   ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   1,757,039     14,046,048    3,030,106     20,084,875    2,277,059     26,843,696
    Cost of investments sold.................   2,220,098     14,953,948    2,780,736     17,644,787    2,777,404     22,862,700
                                               ----------    -----------   ----------    -----------   ----------    -----------
       Realized gains (losses) on fund
        shares...............................    (463,059)      (907,900)     249,370      2,440,088     (500,345)     3,980,996
Realized gain distributions..................          --             --           --             --           --             --
                                               ----------    -----------   ----------    -----------   ----------    -----------
    Net realized gains (losses)..............    (463,059)      (907,900)     249,370      2,440,088     (500,345)     3,980,996
Change in unrealized gains (losses)..........     190,940     (3,905,946)    (748,448)    (2,811,179)     646,481     (5,975,594)
                                               ----------    -----------   ----------    -----------   ----------    -----------
    Net realized and unrealized gains
     (losses) on investments.................    (272,119)    (4,813,846)    (499,078)      (371,091)     146,136     (1,994,598)
                                               ----------    -----------   ----------    -----------   ----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ (314,330)   $(5,664,063)  $ (617,668)   $  (830,083)  $  541,695    $(1,485,510)
                                               ==========    ===========   ==========    ===========   ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             INVESCO        INVESCO        INVESCO        INVESCO       INVESCO        INVESCO
                                           INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT     INVESTMENT    INVESTMENT
                                            SERVICES        SERVICES       SERVICES      SERVICES       SERVICES      SERVICES
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                         --------------- -------------- -------------- ------------- -------------- -------------
                                          INVESCO V. I.  INVESCO V. I.                 INVESCO V. I. INVESCO V. I.  INVESCO V. I.
                                         GLOBAL DIVIDEND   GOVERNMENT   INVESCO V. I.   HIGH YIELD       INCOME     INTERNATIONAL
                                          GROWTH (L)(N)  SECURITIES (R) HIGH YIELD (S)  SECURITIES   BUILDER (L)(O)    GROWTH
                                         --------------- -------------- -------------- ------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  2,020,250     $  463,682     $  462,025    $1,105,202    $   317,915    $   418,753
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (227,207)      (176,753)       (86,533)     (180,017)       (67,451)      (346,307)
    Administrative expense..............       (16,904)       (13,599)        (6,675)      (12,764)        (4,907)       (26,375)
                                          ------------     ----------     ----------    ----------    -----------    -----------
    Net investment income (loss)........     1,776,139        273,330        368,817       912,421        245,557         46,071
                                          ------------     ----------     ----------    ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    57,114,705      3,491,197      1,866,125     3,275,536     16,387,667      5,337,437
    Cost of investments sold............    71,201,352      3,516,347      2,029,311     4,211,477     16,110,832      4,168,951
                                          ------------     ----------     ----------    ----------    -----------    -----------
       Realized gains (losses) on
        fund shares.....................   (14,086,647)       (25,150)      (163,186)     (935,941)       276,835      1,168,486
Realized gain distributions.............            --             --             --            --             --             --
                                          ------------     ----------     ----------    ----------    -----------    -----------
    Net realized gains (losses).........   (14,086,647)       (25,150)      (163,186)     (935,941)       276,835      1,168,486
Change in unrealized gains
 (losses)...............................    16,426,165        593,054       (238,919)      160,969        457,077     (3,294,063)
                                          ------------     ----------     ----------    ----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     2,339,518        567,904       (402,105)     (774,972)       733,912     (2,125,577)
                                          ------------     ----------     ----------    ----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  4,115,657     $  841,234     $  (33,288)   $  137,449    $   979,469    $(2,079,506)
                                          ============     ==========     ==========    ==========    ===========    ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                           INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                            SERVICES      SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------- ------------- ------------- ------------- ------------- -------------
                                          INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                            LARGE CAP      MID CAP        MONEY        S&P 500    INVESCO V. I. INVESCO V. I.
                                          GROWTH (L)(P)  CORE EQUITY     MARKET         INDEX      TECHNOLOGY     UTILITIES
                                          ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    18,095   $    38,906   $    6,812    $  622,822     $   4,989    $  204,987
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........      (39,995)     (192,004)    (174,786)     (437,603)      (35,423)      (83,788)
    Administrative expense...............       (2,986)      (14,046)     (13,703)      (31,942)       (2,678)       (6,419)
                                           -----------   -----------   ----------    ----------     ---------    ----------
    Net investment income (loss).........      (24,886)     (167,144)    (181,677)      153,277       (33,112)      114,780
                                           -----------   -----------   ----------    ----------     ---------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   10,228,628     3,930,724    7,347,865     6,105,763       601,657     1,233,285
    Cost of investments sold.............    8,279,058     3,666,313    7,347,865     5,460,430       448,734     1,212,213
                                           -----------   -----------   ----------    ----------     ---------    ----------
       Realized gains (losses) on
        fund shares......................    1,949,570       264,411           --       645,333       152,923        21,072
Realized gain distributions..............           --            --           --            --            --            --
                                           -----------   -----------   ----------    ----------     ---------    ----------
    Net realized gains (losses)..........    1,949,570       264,411           --       645,333       152,923        21,072
Change in unrealized gains (losses)......   (1,181,844)   (1,152,336)          --      (579,664)     (277,730)      758,556
                                           -----------   -----------   ----------    ----------     ---------    ----------
    Net realized and unrealized gains
     (losses) on investments.............      767,726      (887,925)          --        65,669      (124,807)      779,628
                                           -----------   -----------   ----------    ----------     ---------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................  $   742,840   $(1,055,069)  $ (181,677)   $  218,946     $(157,919)   $  894,408
                                           ===========   ===========   ==========    ==========     =========    ==========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  INVESCO           INVESCO         INVESCO         INVESCO          INVESCO
                                 INVESTMENT       INVESTMENT      INVESTMENT      INVESTMENT       INVESTMENT
                                  SERVICES         SERVICES        SERVICES        SERVICES         SERVICES
                                SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                             ------------------ --------------- --------------- --------------- -----------------
                                                                    INVESCO         INVESCO
                                  INVESCO           INVESCO     VAN KAMPEN V.I. VAN KAMPEN V.I.      INVESCO
                              VAN KAMPEN V.I.   VAN KAMPEN V.I.   EQUITY AND     GLOBAL VALUE    VAN KAMPEN V.I.
                             CAPITAL GROWTH (P)  COMSTOCK (T)    INCOME (Q)(M)    EQUITY (N)    GOVERNMENT (L)(R)
                             ------------------ --------------- --------------- --------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $        --       $   568,919     $    78,951     $       658       $ 33,335
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........       (411,842)         (472,367)       (251,729)       (391,089)        (3,041)
    Administrative
     expense................        (28,759)          (34,453)        (18,889)        (29,072)          (249)
                                -----------       -----------     -----------     -----------       --------
    Net investment
     income (loss)..........       (440,601)           62,099        (191,667)       (419,503)        30,045
                                -----------       -----------     -----------     -----------       --------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................      7,033,343         7,743,755       4,745,287       5,712,010        807,271
    Cost of investments
     sold...................      7,002,150         7,757,886       5,153,180       6,501,287        827,375
                                -----------       -----------     -----------     -----------       --------
       Realized gains
        (losses) on
        fund
        shares..............         31,193           (14,131)       (407,893)       (789,277)       (20,104)
Realized gain
 distributions..............             --                --              --              --             --
                                -----------       -----------     -----------     -----------       --------
    Net realized gains
     (losses)...............         31,193           (14,131)       (407,893)       (789,277)       (20,104)
Change in unrealized
 gains (losses).............     (2,551,770)       (1,015,915)     (2,290,471)     (8,571,999)        (5,405)
                                -----------       -----------     -----------     -----------       --------
    Net realized and
     unrealized gains
     (losses) on
     investments............     (2,520,577)       (1,030,046)     (2,698,364)     (9,361,276)       (25,509)
                                -----------       -----------     -----------     -----------       --------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................    $(2,961,178)      $ (967,947)     $(2,890,031)    $(9,780,779)      $  4,536
                                ===========       ===========     ===========     ===========       ========

                                  INVESCO
                                INVESTMENT
                                 SERVICES
                                SUB-ACCOUNT
                             -----------------

                                  INVESCO
                              VAN KAMPEN V.I.
                             HIGH YIELD (L)(S)
                             -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................      $   686
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........          (28)
    Administrative
     expense................           (2)
                                  -------
    Net investment
     income (loss)..........          656
                                  -------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................        6,228
    Cost of investments
     sold...................        4,667
                                  -------
       Realized gains
        (losses) on
        fund
        shares..............        1,561
Realized gain
 distributions..............           --
                                  -------
    Net realized gains
     (losses)...............        1,561
Change in unrealized
 gains (losses).............       (1,935)
                                  -------
    Net realized and
     unrealized gains
     (losses) on
     investments............         (374)
                                  -------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................      $   282
                                  =======

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                           INVESCO          INVESCO         INVESCO
                                          INVESCO         INVESCO         INVESTMENT       INVESTMENT     INVESTMENT
                                        INVESTMENT      INVESTMENT         SERVICES         SERVICES       SERVICES
                                         SERVICES        SERVICES        (SERIES II)      (SERIES II)     (SERIES II)
                                        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                      --------------- --------------- ------------------ -------------- ---------------
                                          INVESCO
                                      VAN KAMPEN V.I.     INVESCO                                        INVESCO V. I.
                                          MID CAP     VAN KAMPEN V.I.   INVESCO V. I.    INVESCO V. I.      CAPITAL
                                           VALUE       VALUE (L)(T)   BALANCED II (L)(U) BASIC VALUE II APPRECIATION II
                                      --------------- --------------- ------------------ -------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $   362,310       $ 1,094          $  5,207       $    51,100     $       --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (846,856)         (366)           (1,679)         (124,598)       (50,828)
    Administrative expense...........       (61,406)          (25)             (110)          (15,456)        (6,284)
                                        -----------       -------          --------       -----------     ----------
    Net investment income
     (loss)..........................      (545,952)          703             3,418           (88,954)       (57,112)
                                        -----------       -------          --------       -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    14,792,516        83,885           407,234         3,453,837      1,836,338
    Cost of investments sold.........    15,560,242        91,460           393,981         4,471,949      1,756,826
                                        -----------       -------          --------       -----------     ----------
       Realized gains (losses)
        on fund shares...............      (767,726)       (7,575)           13,253        (1,018,112)        79,512
Realized gain distributions..........            --            --                --                --             --
                                        -----------       -------          --------       -----------     ----------
    Net realized gains
     (losses)........................      (767,726)       (7,575)           13,253        (1,018,112)        79,512
Change in unrealized gains
 (losses)............................     1,175,012        13,146             4,134           638,862       (364,083)
                                        -----------       -------          --------       -----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       407,286         5,571            17,387          (379,250)      (284,571)
                                        -----------       -------          --------       -----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $  (138,666)      $ 6,274          $ 20,805       $  (468,204)    $ (341,683)
                                        ===========       =======          ========       ===========     ==========

                                         INVESCO
                                        INVESTMENT
                                         SERVICES
                                       (SERIES II)
                                       SUB-ACCOUNT
                                      --------------

                                      INVESCO V. I.
                                         CAPITAL
                                      DEVELOPMENT II
                                      --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $     --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (6,041)
    Administrative expense...........        (392)
                                         --------
    Net investment income
     (loss)..........................      (6,433)
                                         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............       6,804
    Cost of investments sold.........       7,085
                                         --------
       Realized gains (losses)
        on fund shares...............        (281)
Realized gain distributions..........          --
                                         --------
    Net realized gains
     (losses)........................        (281)
Change in unrealized gains
 (losses)............................     (28,354)
                                         --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (28,635)
                                         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(35,068)
                                         ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                            INVESCO        INVESCO       INVESCO        INVESCO         INVESCO       INVESCO
                                           INVESTMENT    INVESTMENT    INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT
                                            SERVICES      SERVICES      SERVICES        SERVICES       SERVICES      SERVICES
                                          (SERIES II)    (SERIES II)   (SERIES II)    (SERIES II)     (SERIES II)   (SERIES II)
                                          SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                         -------------- ------------- ------------- ---------------- ------------- -------------
                                                                                     INVESCO V. I.
                                                        INVESCO V. I. INVESCO V. I.      GLOBAL      INVESCO V. I.
                                         INVESCO V. I.   DIVERSIFIED    DIVIDEND        DIVIDEND      GOVERNMENT   INVESCO V. I.
                                         CORE EQUITY II   INCOME II     GROWTH II   GROWTH II (L)(V) SECURITIES II HIGH YIELD II
                                         -------------- ------------- ------------- ---------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 19,567      $ 10,480     $   634,053    $   947,203      $ 24,243      $ 29,222
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (38,815)       (3,133)       (689,295)      (142,357)      (10,905)       (6,072)
    Administrative expense..............      (4,307)         (211)        (58,463)       (12,192)         (711)         (437)
                                            --------      --------     -----------    -----------      --------      --------
    Net investment income (loss)........     (23,555)        7,136        (113,705)       792,654        12,627        22,713
                                            --------      --------     -----------    -----------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     402,360        51,063       9,144,032     29,877,493       282,461        74,214
    Cost of investments sold............     362,624        64,802       8,470,373     36,744,278       283,111        77,233
                                            --------      --------     -----------    -----------      --------      --------
       Realized gains (losses) on
        fund shares.....................      39,736       (13,739)        673,659     (6,866,785)         (650)       (3,019)
Realized gain distributions.............          --            --              --             --            --            --
                                            --------      --------     -----------    -----------      --------      --------
    Net realized gains (losses).........      39,736       (13,739)        673,659     (6,866,785)         (650)       (3,019)
Change in unrealized gains
 (losses)...............................     (61,279)       16,714      (1,139,569)     8,123,714        29,032       (23,207)
                                            --------      --------     -----------    -----------      --------      --------
    Net realized and unrealized
     gains (losses) on
     investments........................     (21,543)        2,975        (465,910)     1,256,929        28,382       (26,226)
                                            --------      --------     -----------    -----------      --------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................    $(45,098)     $ 10,111     $  (579,615)   $ 2,049,583      $ 41,009      $ (3,513)
                                            ========      ========     ===========    ===========      ========      ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                         INVESCO         INVESCO         INVESCO        INVESCO         INVESCO       INVESCO
                                       INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT
                                        SERVICES        SERVICES        SERVICES        SERVICES       SERVICES      SERVICES
                                       (SERIES II)     (SERIES II)     (SERIES II)    (SERIES II)     (SERIES II)   (SERIES II)
                                       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ----------------- ------------- ---------------- ------------- -------------
                                      INVESCO V. I.   INVESCO V. I.   INVESCO V. I.  INVESCO V. I.   INVESCO V. I. INVESCO V. I.
                                       HIGH YIELD        INCOME       INTERNATIONAL    LARGE CAP     MID CAP CORE      MONEY
                                      SECURITIES II BUILDER II (L)(W) GROWTH II (Y) GROWTH II (L)(X)   EQUITY II     MARKET II
                                      ------------- ----------------- ------------- ---------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $  984,583      $   244,876      $   7,011       $     --       $   2,872     $    467
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (207,319)         (74,925)       (42,210)        (2,654)        (50,881)     (13,292)
    Administrative expense...........     (18,814)          (5,855)        (4,834)          (178)         (5,822)        (948)
                                       ----------      -----------      ---------       --------       ---------     --------
    Net investment income
     (loss)..........................     758,450          164,096        (40,033)        (2,832)        (53,831)     (13,773)
                                       ----------      -----------      ---------       --------       ---------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   3,987,610       15,341,665        621,778        572,012         622,195      173,709
    Cost of investments sold.........   3,957,584       14,749,456        672,284        445,964         606,341      173,709
                                       ----------      -----------      ---------       --------       ---------     --------
       Realized gains (losses)
        on fund shares...............      30,026          592,209        (50,506)       126,048          15,854           --
Realized gain distributions..........          --               --             --             --              --           --
                                       ----------      -----------      ---------       --------       ---------     --------
    Net realized gains
     (losses)........................      30,026          592,209        (50,506)       126,048          15,854           --
Change in unrealized gains
 (losses)............................    (739,045)         109,743       (520,519)       (79,471)       (229,082)          --
                                       ----------      -----------      ---------       --------       ---------     --------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (709,019)         701,952       (571,025)        46,577        (213,228)          --
                                       ----------      -----------      ---------       --------       ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $   49,431      $   866,048      $(611,058)      $ 43,745       $(267,059)    $(13,773)
                                       ==========      ===========      =========       ========       =========     ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                INVESCO       INVESCO       INVESCO           INVESCO              INVESCO
                              INVESTMENT    INVESTMENT    INVESTMENT        INVESTMENT           INVESTMENT
                               SERVICES      SERVICES      SERVICES          SERVICES             SERVICES
                              (SERIES II)   (SERIES II)   (SERIES II)       (SERIES II)          (SERIES II)
                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                             ------------- ------------- ------------- --------------------- -------------------
                                                                              INVESCO
                             INVESCO V. I.                                VAN KAMPEN V.I.          INVESCO
                                S&P 500    INVESCO V. I. INVESCO V. I.        CAPITAL          VAN KAMPEN V.I.
                               INDEX II    TECHNOLOGY II UTILITIES II  GROWTH--SERIES II (X) COMSTOCK--SERIES II
                             ------------- ------------- ------------- --------------------- -------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................  $ 1,161,177     $    23      $ 13,858         $        --          $ 1,941,955
Charges from Lincoln
 Benefit Life
 Company:
    Mortality and
     expense risk...........   (1,096,477)       (387)       (5,971)           (512,942)          (2,122,187)
    Administrative
     expense................     (104,665)        (26)         (436)            (52,028)            (227,475)
                              -----------     -------      --------         -----------          -----------
    Net investment
     income (loss)..........      (39,965)       (390)        7,451            (564,970)            (407,707)
                              -----------     -------      --------         -----------          -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................   20,073,544      30,253       172,192           9,459,105           35,826,751
    Cost of investments
     sold...................   17,649,646      21,285       182,033           7,084,623           35,973,442
                              -----------     -------      --------         -----------          -----------
       Realized gains
        (losses) on
        fund
        shares..............    2,423,898       8,968        (9,841)          2,374,482             (146,691)
Realized gain
 distributions..............           --          --            --                  --                   --
                              -----------     -------      --------         -----------          -----------
    Net realized gains
     (losses)...............    2,423,898       8,968        (9,841)          2,374,482             (146,691)
Change in unrealized
 gains (losses).............   (2,281,080)     (8,637)       57,245          (4,143,598)          (3,796,953)
                              -----------     -------      --------         -----------          -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............      142,818         331        47,404          (1,769,116)          (3,943,644)
                              -----------     -------      --------         -----------          -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS.................  $   102,853     $   (59)     $ 54,855         $(2,334,086)         $(4,351,351)
                              ===========     =======      ========         ===========          ===========

                                     INVESCO
                                    INVESTMENT
                                     SERVICES
                                   (SERIES II)
                                   SUB-ACCOUNT
                             ------------------------
                                     INVESCO
                                 VAN KAMPEN V.I.
                                    EQUITY AND
                             INCOME--SERIES II (W)(U)
                             ------------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................       $   784,471
Charges from Lincoln
 Benefit Life
 Company:
    Mortality and
     expense risk...........          (714,648)
    Administrative
     expense................           (89,736)
                                   -----------
    Net investment
     income (loss)..........           (19,913)
                                   -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................        14,743,405
    Cost of investments
     sold...................        14,227,322
                                   -----------
       Realized gains
        (losses) on
        fund
        shares..............           516,083
Realized gain
 distributions..............                --
                                   -----------
    Net realized gains
     (losses)...............           516,083
Change in unrealized
 gains (losses).............        (2,772,220)
                                   -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............        (2,256,137)
                                   -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS.................       $(2,276,050)
                                   ===========

--------
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                    INVESCO           INVESCO          INVESCO           INVESCO          INVESCO
                                   INVESTMENT       INVESTMENT        INVESTMENT       INVESTMENT        INVESTMENT
                                    SERVICES         SERVICES          SERVICES         SERVICES          SERVICES
                                  (SERIES II)       (SERIES II)      (SERIES II)       (SERIES II)      (SERIES II)
                                  SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- ----------------- ---------------- ----------------- ----------------
                                    INVESCO                            INVESCO
                                VAN KAMPEN V.I.       INVESCO      VAN KAMPEN V.I.       INVESCO          INVESCO
                                  GLOBAL VALUE    VAN KAMPEN V.I.   INTERNATIONAL    VAN KAMPEN V.I.  VAN KAMPEN V.I.
                                    EQUITY--        GROWTH AND     GROWTH EQUITY--       MID CAP          MID CAP
                                SERIES II (Q)(V) INCOME--SERIES II SERIES II (L)(Y) GROWTH--SERIES II VALUE--SERIES II
                                ---------------- ----------------- ---------------- ----------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $        --       $   764,844       $  121,469       $        --      $   244,871
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (238,539)       (1,120,662)         (18,967)         (192,007)        (606,097)
    Administrative
     expense...................       (20,570)         (148,322)          (2,394)          (19,686)         (79,180)
                                  -----------       -----------       ----------       -----------      -----------
    Net investment income
     (loss)....................      (259,109)         (504,140)         100,108          (211,693)        (440,406)
                                  -----------       -----------       ----------       -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     3,670,299        21,045,002        4,314,631         3,630,586       11,944,866
    Cost of investments
     sold......................     4,121,431        20,184,467        4,068,040         3,592,948       13,122,808
                                  -----------       -----------       ----------       -----------      -----------
       Realized gains
        (losses) on fund
        shares.................      (451,132)          860,535          246,591            37,638       (1,177,942)
Realized gain
 distributions.................            --                --               --                --               --
                                  -----------       -----------       ----------       -----------      -----------
    Net realized gains
     (losses)..................      (451,132)          860,535          246,591            37,638       (1,177,942)
Change in unrealized gains
 (losses)......................    (4,221,674)       (2,920,099)         (23,363)       (1,089,259)       1,643,342
                                  -----------       -----------       ----------       -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    (4,672,806)       (2,059,564)         223,228        (1,051,621)         465,400
                                  -----------       -----------       ----------       -----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(4,931,915)      $(2,563,704)      $  323,336       $(1,263,314)     $    24,994
                                  ===========       ===========       ==========       ===========      ===========


                                   JANUS
                                ASPEN SERIES
                                SUB-ACCOUNT
                                ------------



                                   FORTY
                                 PORTFOLIO
                                ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  27
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (98)
    Administrative
     expense...................       (7)
                                   -----
    Net investment income
     (loss)....................      (78)
                                   -----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      112
    Cost of investments
     sold......................       70
                                   -----
       Realized gains
        (losses) on fund
        shares.................       42
Realized gain
 distributions.................       --
                                   -----
    Net realized gains
     (losses)..................       42
Change in unrealized gains
 (losses)......................     (551)
                                   -----
    Net realized and
     unrealized gains
     (losses) on
     investments...............     (509)
                                   -----
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $(587)
                                   =====

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                    LEGG MASON
                                         LAZARD      PARTNERS       LEGG MASON
                                       RETIREMENT    VARIABLE    PARTNERS VARIABLE  LORD ABBETT   LORD ABBETT  LORD ABBETT
                                      SERIES, INC. INCOME TRUST  PORTFOLIOS I, INC  SERIES FUND   SERIES FUND  SERIES FUND
                                      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------ ------------- ----------------- -------------- -----------  -----------
                                                    LEGG MASON
                                                    CLEARBRIDGE     LEGG MASON
                                                     VARIABLE       CLEARBRIDGE
                                        EMERGING    FUNDAMENTAL   VARIABLE LARGE
                                        MARKETS    ALL CAP VALUE     CAP VALUE                    FUNDAMENTAL  GROWTH AND
                                         EQUITY     PORTFOLIO I     PORTFOLIO I    BOND-DEBENTURE   EQUITY       INCOME
                                      ------------ ------------- ----------------- -------------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $  11         $ 16            $ 30         $ 1,757,054   $    17,129  $   144,734
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (8)         (16)            (20)           (449,269)     (130,702)    (296,648)
    Administrative expense...........       --           (1)             (1)            (62,532)      (17,959)     (41,504)
                                         -----         ----            ----         -----------   -----------  -----------
    Net investment income
     (loss)..........................        3           (1)              9           1,245,253      (131,532)    (193,418)
                                         -----         ----            ----         -----------   -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............        9           20              94           8,417,865     3,451,778    5,362,051
    Cost of investments sold.........        5           24              90           7,941,051     2,862,982    6,135,779
                                         -----         ----            ----         -----------   -----------  -----------
       Realized gains (losses)
        on fund shares...............        4           (4)              4             476,814       588,796     (773,728)
Realized gain distributions..........       --           --              --             219,272       278,336           --
                                         -----         ----            ----         -----------   -----------  -----------
    Net realized gains
     (losses)........................        4           (4)              4             696,086       867,132     (773,728)
Change in unrealized gains
 (losses)............................     (118)         (84)             31          (1,029,742)   (1,199,233)    (600,995)
                                         -----         ----            ----         -----------   -----------  -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (114)         (88)             35            (333,656)     (332,101)  (1,374,723)
                                         -----         ----            ----         -----------   -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(111)        $(89)           $ 44         $   911,597   $  (463,633) $(1,568,141)
                                         =====         ====            ====         ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                 MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE
                                       LORD ABBETT  LORD ABBETT   INSURANCE    INSURANCE      INSURANCE     INSURANCE
                                       SERIES FUND  SERIES FUND     TRUST        TRUST          TRUST         TRUST
                                       SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- -----------  ------------ ------------ --------------- ------------
                                         GROWTH       MID-CAP                     MFS            MFS         MFS NEW
                                      OPPORTUNITIES    VALUE      MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY
                                      ------------- -----------  ------------ ------------ --------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $        --  $    49,796    $  1,460     $ 41,108      $  10,080     $      --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (180,019)    (350,341)     (9,974)      (5,717)       (16,008)      (22,724)
    Administrative expense...........      (24,629)     (48,148)       (768)        (476)        (1,278)       (1,879)
                                       -----------  -----------    --------     --------      ---------     ---------
    Net investment income
     (loss)..........................     (204,648)    (348,693)     (9,282)      34,915         (7,206)      (24,603)
                                       -----------  -----------    --------     --------      ---------     ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    4,832,717    6,603,751     150,289      282,587        712,643       403,794
    Cost of investments sold.........    4,239,713    7,517,554     151,964      281,286        605,308       312,203
                                       -----------  -----------    --------     --------      ---------     ---------
       Realized gains (losses)
        on fund shares...............      593,004     (913,803)     (1,675)       1,301        107,335        91,591
Realized gain distributions..........    2,602,026           --          --           --             --       220,395
                                       -----------  -----------    --------     --------      ---------     ---------
    Net realized gains (losses)......    3,195,030     (913,803)     (1,675)       1,301        107,335       311,986
Change in unrealized gains
 (losses)............................   (4,237,215)     119,074      (1,100)     (22,369)      (113,438)     (485,048)
                                       -----------  -----------    --------     --------      ---------     ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,042,185)    (794,729)     (2,775)     (21,068)        (6,103)     (173,062)
                                       -----------  -----------    --------     --------      ---------     ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,246,833) $(1,143,422)   $(12,057)    $ 13,847      $ (13,309)    $(197,665)
                                       ===========  ===========    ========     ========      =========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                                                                MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE MFS VARIABLE  MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE
                                       INSURANCE     INSURANCE     INSURANCE        TRUST           TRUST           TRUST
                                         TRUST         TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------ ------------- ------------- --------------- --------------- ---------------
                                                                                                MFS INVESTORS      MFS NEW
                                          MFS           MFS                      MFS GROWTH         TRUST         DISCOVERY
                                        RESEARCH   RESEARCH BOND MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      ------------ ------------- ------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $  5,077     $ 29,421       $ 8,266       $     39        $  1,215        $     --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (8,166)     (14,191)       (3,400)        (3,172)         (2,304)         (4,061)
    Administrative expense...........       (586)      (1,176)         (258)          (215)           (161)           (302)
                                        --------     --------       -------       --------        --------        --------
    Net investment income
     (loss)..........................     (3,675)      14,054         4,608         (3,348)         (1,250)         (4,363)
                                        --------     --------       -------       --------        --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     37,731      456,559        27,739        135,415          33,738          73,931
    Cost of investments sold.........     35,535      412,119        23,102         97,647          27,247          62,947
                                        --------     --------       -------       --------        --------        --------
       Realized gains (losses)
        on fund shares...............      2,196       44,440         4,637         37,768           6,491          10,984
Realized gain distributions..........         --       12,665            --             --              --          37,881
                                        --------     --------       -------       --------        --------        --------
    Net realized gains
     (losses)........................      2,196       57,105         4,637         37,768           6,491          48,865
Change in unrealized gains
 (losses)............................     (9,553)      (8,161)        4,484        (38,099)        (11,190)        (78,800)
                                        --------     --------       -------       --------        --------        --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (7,357)      48,944         9,121           (331)         (4,699)        (29,935)
                                        --------     --------       -------       --------        --------        --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(11,032)    $ 62,998       $13,729       $ (3,679)       $ (5,949)       $(34,298)
                                        ========     ========       =======       ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                    INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                      TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                 (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES
                                   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 --------------- --------------- -------------- -------------- -------------- --------------
                                  MFS RESEARCH    MFS UTILITIES    AGGRESSIVE      EUROPEAN                      LIMITED
                                 (SERVICE CLASS) (SERVICE CLASS)     EQUITY         EQUITY      INCOME PLUS      DURATION
                                 --------------- --------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................    $    840        $ 40,783      $        --    $ 1,063,911    $ 5,343,227     $  428,390
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.......................      (1,820)        (19,940)        (180,282)      (597,363)    (1,185,939)      (173,489)
    Administrative
     expense....................        (127)         (1,341)         (12,996)       (43,457)       (87,725)       (12,765)
                                    --------        --------      -----------    -----------    -----------     ----------
    Net investment income
     (loss).....................      (1,107)         19,502         (193,278)       423,091      4,069,563        242,136
                                    --------        --------      -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........      63,200         191,681        2,635,215      8,870,810     21,017,183      2,658,823
    Cost of investments
     sold.......................      44,527         160,292        1,777,941      9,648,118     19,550,927      3,131,685
                                    --------        --------      -----------    -----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares..................      18,673          31,389          857,274       (777,308)     1,466,256       (472,862)
Realized gain distributions.....          --              --               --             --             --             --
                                    --------        --------      -----------    -----------    -----------     ----------
    Net realized gains
     (losses)...................      18,673          31,389          857,274       (777,308)     1,466,256       (472,862)
Change in unrealized gains
 (losses).......................     (20,871)         13,506       (1,701,237)    (4,279,245)    (2,220,215)       404,002
                                    --------        --------      -----------    -----------    -----------     ----------
    Net realized and
     unrealized gains
     (losses) on
     investments................      (2,198)         44,895         (843,963)    (5,056,553)      (753,959)       (68,860)
                                    --------        --------      -----------    -----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................    $ (3,305)       $ 64,397      $(1,037,241)   $(4,633,462)   $ 3,315,604     $  173,276
                                    ========        ========      ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                           MORGAN STANLEY   MORGAN STANLEY
                              MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE
                                 VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT
                                INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES
                                  SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                              -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                             AGGRESSIVE        EUROPEAN
                                               MULTI CAP                                       EQUITY           EQUITY
                               MONEY MARKET    GROWTH (Z)     STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES)
                              -------------- -------------- -------------- -------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................  $     5,045    $    309,160   $  2,242,317   $ 1,421,691     $        --      $   319,945
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................     (666,592)     (2,498,909)    (1,379,996)     (712,993)       (256,889)        (244,164)
    Administrative
     expense.................      (48,505)       (174,481)       (96,510)      (52,621)        (19,181)         (20,235)
                               -----------    ------------   ------------   -----------     -----------      -----------
    Net investment
     income (loss)...........     (710,052)     (2,364,230)       765,811       656,077        (276,070)          55,546
                               -----------    ------------   ------------   -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................   17,553,202      34,240,388     21,588,757    10,538,295       4,486,429        4,633,112
    Cost of investments
     sold....................   17,553,202      26,334,841     25,972,979    15,106,960       2,795,436        5,153,742
                               -----------    ------------   ------------   -----------     -----------      -----------
       Realized gains
        (losses) on
        fund shares..........           --       7,905,547     (4,384,222)   (4,568,665)      1,690,993         (520,630)
Realized gain
 distributions...............           --              --     11,742,402     2,909,022              --               --
                               -----------    ------------   ------------   -----------     -----------      -----------
    Net realized gains
     (losses)................           --       7,905,547      7,358,180    (1,659,643)      1,690,993         (520,630)
Change in unrealized gains
 (losses)....................           --     (19,503,735)   (17,771,849)    8,441,952      (2,751,392)      (1,215,803)
                               -----------    ------------   ------------   -----------     -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............           --     (11,598,188)   (10,413,669)    6,782,309      (1,060,399)      (1,736,433)
                               -----------    ------------   ------------   -----------     -----------      -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................  $  (710,052)   $(13,962,418)  $ (9,647,858)  $ 7,438,386     $(1,336,469)     $(1,680,887)
                               ===========    ============   ============   ===========     ===========      ===========

--------
(z)Previously known as Capital Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                              MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY     MORGAN STANLEY      MORGAN STANLEY
                                 VARIABLE         VARIABLE         VARIABLE           VARIABLE            VARIABLE
                                INVESTMENT       INVESTMENT       INVESTMENT         INVESTMENT          INVESTMENT
                                  SERIES           SERIES           SERIES             SERIES              SERIES
                             (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)   (CLASS Y SHARES)    (CLASS Y SHARES)
                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                             ---------------- ---------------- ---------------- --------------------- ----------------
                                                  LIMITED                             MULTI CAP
                               INCOME PLUS        DURATION       MONEY MARKET          GROWTH            STRATEGIST
                             (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (AA) (CLASS Y SHARES)
                             ---------------- ---------------- ---------------- --------------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $ 6,264,561      $ 1,416,629      $     5,927         $        --        $   840,458
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........    (1,663,508)        (741,800)        (909,198)           (898,138)          (764,237)
    Administrative
     expense................      (172,086)         (65,397)         (88,399)            (78,019)           (61,766)
                               -----------      -----------      -----------         -----------        -----------
    Net investment
     income (loss)..........     4,428,967          609,432         (991,670)           (976,157)            14,455
                               -----------      -----------      -----------         -----------        -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:...............
    Proceeds from
     sales..................    30,578,990       12,272,008       30,066,078          15,510,247         13,057,765
    Cost of investments
     sold...................    28,652,407       14,793,204       30,066,078           9,578,166         15,103,167
                               -----------      -----------      -----------         -----------        -----------
       Realized gains
        (losses) on
        fund shares.........     1,926,583       (2,521,196)              --           5,932,081         (2,045,402)
Realized gain
 distributions..............            --               --               --                  --          5,136,530
                               -----------      -----------      -----------         -----------        -----------
    Net realized gains
     (losses)...............     1,926,583       (2,521,196)              --           5,932,081          3,091,128
Change in unrealized gains
 (losses)...................    (2,984,031)       2,278,585               --          (9,244,009)        (7,461,485)
                               -----------      -----------      -----------         -----------        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............    (1,057,448)        (242,611)              --          (3,311,928)        (4,370,357)
                               -----------      -----------      -----------         -----------        -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $ 3,371,519      $   366,821      $  (991,670)        $(4,288,085)       $(4,355,902)
                               ===========      ===========      ===========         ===========        ===========

                              MORGAN STANLEY
                                 VARIABLE
                                INVESTMENT
                                  SERIES
                             (CLASS Y SHARES)
                               SUB-ACCOUNT
                             ----------------

                                UTILITIES
                             (CLASS Y SHARES)
                             ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $   334,237
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (230,302)
    Administrative
     expense................       (17,095)
                               -----------
    Net investment
     income (loss)..........        86,840
                               -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:...............
    Proceeds from
     sales..................     3,827,619
    Cost of investments
     sold...................     5,314,925
                               -----------
       Realized gains
        (losses) on
        fund shares.........    (1,487,306)
Realized gain
 distributions..............       763,701
                               -----------
    Net realized gains
     (losses)...............      (723,605)
Change in unrealized gains
 (losses)...................     2,571,286
                               -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............     1,847,681
                               -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $ 1,934,521
                               ===========

--------
(aa)Previously known as Capital Opportunities (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                       NEUBERGER   NEUBERGER
                                        BERMAN      BERMAN
                                       ADVISORS    ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER  OPPENHEIMER
                                      MANAGEMENT  MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                         TRUST       TRUST    ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUND
                                      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------- ----------- ------------- ------------- ------------- ------------
                                          AMT                                OPPENHEIMER                OPPENHEIMER
                                        MID-CAP       AMT      OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL
                                        GROWTH     PARTNERS     BALANCED    APPRECIATION    CORE BOND    SECURITIES
                                      ----------- ----------- ------------- ------------- ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --     $    --     $ 49,352     $   15,269     $  84,609    $   47,921
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (407)       (327)     (27,768)       (49,841)      (15,147)      (41,936)
    Administrative expense...........       (30)        (22)      (2,071)        (3,874)       (1,254)       (3,421)
                                        -------     -------     --------     ----------     ---------    ----------
    Net investment income
     (loss)..........................      (437)       (349)      19,513        (38,446)       68,208         2,564
                                        -------     -------     --------     ----------     ---------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    19,093      15,490      416,912      1,187,970       497,910     1,087,283
    Cost of investments sold.........    18,886      19,473      481,963      1,087,207       648,924       947,023
                                        -------     -------     --------     ----------     ---------    ----------
       Realized gains (losses)
        on fund shares...............       207      (3,983)     (65,051)       100,763      (151,014)      140,260
Realized gain distributions..........        --          --           --             --            --            --
                                        -------     -------     --------     ----------     ---------    ----------
    Net realized gains (losses)......       207      (3,983)     (65,051)       100,763      (151,014)      140,260
Change in unrealized gains
 (losses)............................      (288)      2,604       36,444       (148,609)      170,058      (415,928)
                                        -------     -------     --------     ----------     ---------    ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       (81)     (1,379)     (28,607)       (47,846)       19,044      (275,668)
                                        -------     -------     --------     ----------     ---------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $  (518)    $(1,728)    $ (9,094)    $  (86,292)    $  87,252    $ (273,104)
                                        =======     =======     ========     ==========     =========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                                                OPPENHEIMER
                                                                                                                 VARIABLE
                               OPPENHEIMER     OPPENHEIMER   OPPENHEIMER     OPPENHEIMER       OPPENHEIMER     ACCOUNT FUNDS
                                 VARIABLE       VARIABLE      VARIABLE         VARIABLE          VARIABLE     (SERVICE SHARES
                              ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS   ACCOUNT FUNDS     ACCOUNT FUNDS       ("SS"))
                               SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                             ---------------- ------------- ------------- ------------------ ---------------- ---------------
                               OPPENHEIMER                                   OPPENHEIMER       OPPENHEIMER
                             GLOBAL STRATEGIC  OPPENHEIMER   OPPENHEIMER     MAIN STREET     SMALL- & MID-CAP   OPPENHEIMER
                                  INCOME       HIGH INCOME   MAIN STREET  SMALL MID CAP (AB)      GROWTH       BALANCED (SS)
                             ---------------- ------------- ------------- ------------------ ---------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $ 103,463       $  34,481     $ 17,826        $   9,309          $     --       $   341,736
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (39,693)         (3,751)     (27,607)         (16,882)           (9,831)         (221,289)
    Administrative
     expense................       (2,926)           (309)      (2,045)          (1,404)             (707)          (30,244)
                                ---------       ---------     --------        ---------          --------       -----------
    Net investment
     income (loss)..........       60,844          30,421      (11,826)          (8,977)          (10,538)           90,203
                                ---------       ---------     --------        ---------          --------       -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................      955,288         156,152      439,591          481,706           178,807         4,012,826
    Cost of investments
     sold...................      848,243         412,275      408,884          362,869           142,035         5,129,912
                                ---------       ---------     --------        ---------          --------       -----------
       Realized gains
        (losses) on
        fund shares.........      107,045        (256,123)      30,707          118,837            36,772        (1,117,086)
Realized gain
 distributions..............       39,773              --           --               --                --                --
                                ---------       ---------     --------        ---------          --------       -----------
    Net realized gains
     (losses)...............      146,818        (256,123)      30,707          118,837            36,772        (1,117,086)
Change in unrealized
 gains (losses).............     (206,726)        223,886      (51,176)        (148,260)          (17,143)          887,558
                                ---------       ---------     --------        ---------          --------       -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............      (59,908)        (32,237)     (20,469)         (29,423)           19,629          (229,528)
                                ---------       ---------     --------        ---------          --------       -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................    $     936       $  (1,816)    $(32,295)       $ (38,400)         $  9,091       $  (139,325)
                                =========       =========     ========        =========          ========       ===========

--------
(ab)Previously known as Oppenheimer Main Street Small Cap


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                   OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                    VARIABLE         VARIABLE        VARIABLE         VARIABLE         VARIABLE
                                  ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS
                                 (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES
                                     ("SS"))          ("SS"))         ("SS"))         ("SS"))          ("SS"))
                                   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                ----------------- --------------- --------------- ---------------- ----------------
                                   OPPENHEIMER                      OPPENHEIMER     OPPENHEIMER
                                     CAPITAL        OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC   OPPENHEIMER
                                APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS)   INCOME (SS)    HIGH INCOME (SS)
                                ----------------- --------------- --------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $    43,076      $ 1,961,935     $   227,748     $ 2,562,511      $ 1,335,465
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................       (522,086)        (450,899)       (279,604)     (1,178,449)        (197,917)
    Administrative
     expense...................        (71,612)         (63,373)        (38,469)       (162,969)         (27,210)
                                   -----------      -----------     -----------     -----------      -----------
    Net investment income
     (loss)....................       (550,622)       1,447,663         (90,325)      1,221,093        1,110,338
                                   -----------      -----------     -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      9,685,217       10,642,572       5,886,375      26,434,099        3,265,044
    Cost of investments
     sold......................      8,621,063       12,814,571       5,485,480      24,333,260        6,533,165
                                   -----------      -----------     -----------     -----------      -----------
       Realized gains
        (losses) on fund
        shares.................      1,064,154       (2,171,999)        400,895       2,100,839       (3,268,121)
Realized gain
 distributions.................             --               --              --       1,114,956               --
                                   -----------      -----------     -----------     -----------      -----------
    Net realized gains
     (losses)..................      1,064,154       (2,171,999)        400,895       3,215,795       (3,268,121)
Change in unrealized gains
 (losses)......................     (1,407,617)       2,767,536      (2,058,387)     (4,843,232)       1,678,817
                                   -----------      -----------     -----------     -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............       (343,463)         595,537      (1,657,492)     (1,627,437)      (1,589,304)
                                   -----------      -----------     -----------     -----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $  (894,085)     $ 2,043,200     $(1,747,817)    $  (406,344)     $  (478,966)
                                   ===========      ===========     ===========     ===========      ===========

                                  OPPENHEIMER
                                   VARIABLE
                                 ACCOUNT FUNDS
                                (SERVICE SHARES
                                    ("SS"))
                                  SUB-ACCOUNT
                                ---------------
                                  OPPENHEIMER
                                     MAIN
                                  STREET (SS)
                                ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   351,482
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (810,746)
    Administrative
     expense...................      (110,150)
                                  -----------
    Net investment income
     (loss)....................      (569,414)
                                  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    13,297,108
    Cost of investments
     sold......................    12,725,538
                                  -----------
       Realized gains
        (losses) on fund
        shares.................       571,570
Realized gain
 distributions.................            --
                                  -----------
    Net realized gains
     (losses)..................       571,570
Change in unrealized gains
 (losses)......................    (1,124,080)
                                  -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (552,510)
                                  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(1,121,924)
                                  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                      OPPENHEIMER      OPPENHEIMER
                                       VARIABLE          VARIABLE           PIMCO           PIMCO       PIMCO         PIMCO
                                     ACCOUNT FUNDS    ACCOUNT FUNDS        VARIABLE       VARIABLE    VARIABLE       VARIABLE
                                    (SERVICE SHARES  (SERVICE SHARES      INSURANCE       INSURANCE   INSURANCE     INSURANCE
                                        ("SS"))          ("SS"))            TRUST           TRUST       TRUST         TRUST
                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                   ----------------- ---------------- ------------------ ----------- ----------- ----------------
                                                                                                                    PIMCO VIT
                                      OPPENHEIMER                                                                   COMMODITY
                                         MAIN          OPPENHEIMER-                                     PIMCO       REALRETURN
                                     STREET SMALL    SMALL- & MID-CAP    FOREIGN BOND       MONEY       TOTAL        STRATEGY
                                   MID CAP (SS) (AC)   GROWTH (SS)    (US DOLLAR-HEDGED)   MARKET      RETURN    (ADVISOR SHARES)
                                   ----------------- ---------------- ------------------ ----------- ----------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................    $   105,862       $       --           $ 30           $  13       $ 34       $   754,371
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................       (358,909)        (141,772)           (21)           (305)       (18)          (79,126)
    Administrative expense........        (48,733)         (18,853)            (1)            (22)        (1)          (10,359)
                                      -----------       ----------           ----           -----       ----       -----------
    Net investment income
     (loss).......................       (301,780)        (160,625)             8            (314)        15           664,886
                                      -----------       ----------           ----           -----       ----       -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........      7,141,907        2,423,356             28             413         99         1,808,605
    Cost of investments
     sold.........................      6,040,127        2,107,521             28             413         94         2,013,129
                                      -----------       ----------           ----           -----       ----       -----------
       Realized gains
        (losses) on fund
        shares....................      1,101,780          315,835             --              --          5          (204,524)
Realized gain distributions.......             --               --             14              --         19                --
                                      -----------       ----------           ----           -----       ----       -----------
    Net realized gains
     (losses).....................      1,101,780          315,835             14              --         24          (204,524)
Change in unrealized gains
 (losses).........................     (1,567,322)        (109,577)            49              --        (12)         (926,818)
                                      -----------       ----------           ----           -----       ----       -----------
    Net realized and
     unrealized gains (losses)
     on investments...............       (465,542)         206,258             63              --         12        (1,131,342)
                                      -----------       ----------           ----           -----       ----       -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................    $  (767,322)      $   45,633           $ 71           $(314)      $ 27       $  (466,456)
                                      ===========       ==========           ====           =====       ====       ===========

--------
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           PIMCO          PIMCO       PIMCO
                                          VARIABLE      VARIABLE     VARIABLE
                                         INSURANCE      INSURANCE   INSURANCE       PUTNAM         PUTNAM         PUTNAM
                                           TRUST          TRUST       TRUST     VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                        SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      ---------------- ----------- ------------ -------------- -------------- --------------
                                         PIMCO VIT      PIMCO VIT   PIMCO VIT
                                          EMERGING     REALRETURN  TOTAL RETURN  VT AMERICAN
                                        MARKETS BOND    (ADVISOR     (ADVISOR     GOVERNMENT     VT CAPITAL   VT DIVERSIFIED
                                      (ADVISOR SHARES)   SHARES)     SHARES)        INCOME     OPPORTUNITIES      INCOME
                                      ---------------- ----------- ------------ -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   99,092    $  168,576  $   713,606   $ 1,338,018     $    7,458    $ 3,707,347
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (28,274)     (124,487)    (413,122)     (490,045)       (77,521)      (518,376)
    Administrative expense...........        (3,636)      (15,998)     (54,162)           --             --           (289)
                                         ----------    ----------  -----------   -----------     ----------    -----------
    Net investment income
     (loss)..........................        67,182        28,091      246,322       847,973        (70,063)     3,188,682
                                         ----------    ----------  -----------   -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,134,312     2,768,591   10,313,046     9,411,971      1,653,522      9,171,413
    Cost of investments sold.........     1,102,172     2,520,894    9,842,495     9,220,330      1,403,940      9,957,034
                                         ----------    ----------  -----------   -----------     ----------    -----------
       Realized gains (losses)
        on fund shares...............        32,140       247,697      470,551       191,641        249,582       (785,621)
Realized gain distributions..........            --       231,640      381,453     3,039,660             --             --
                                         ----------    ----------  -----------   -----------     ----------    -----------
    Net realized gains
     (losses)........................        32,140       479,337      852,004     3,231,301        249,582       (785,621)
Change in unrealized gains
 (losses)............................       (20,867)      263,929     (557,822)   (2,220,982)      (537,679)    (3,918,943)
                                         ----------    ----------  -----------   -----------     ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................        11,273       743,266      294,182     1,010,319       (288,097)    (4,704,564)
                                         ----------    ----------  -----------   -----------     ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $   78,455    $  771,357  $   540,504   $ 1,858,292     $ (358,160)   $(1,515,882)
                                         ==========    ==========  ===========   ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                       VT GEORGE          VT                            VT             VT
                                        VT EQUITY        PUTNAM      GLOBAL ASSET    VT GLOBAL    GLOBAL HEALTH      GLOBAL
                                          INCOME        BALANCED      ALLOCATION       EQUITY          CARE        UTILITIES
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 1,642,810    $ 1,515,497    $ 1,367,163    $   403,367    $   235,543    $   596,420
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......   (1,232,437)      (956,815)      (417,353)      (272,982)      (382,438)      (225,310)
    Administrative expense...........      (65,849)       (47,599)       (27,272)            --         (8,278)        (4,835)
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net investment income
     (loss)..........................      344,524        511,083        922,538        130,385       (155,173)       366,275
                                       -----------    -----------    -----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   20,750,863     15,915,110      7,978,123      4,946,179      6,665,185      3,858,407
    Cost of investments sold.........   15,276,359     21,607,022      7,852,323      6,529,946      6,223,802      4,336,031
                                       -----------    -----------    -----------    -----------    -----------    -----------
       Realized gains (losses)
        on fund shares...............    5,474,504     (5,691,912)       125,800     (1,583,767)       441,383       (477,624)
Realized gain distributions..........           --             --             --             --        756,938             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized gains (losses)......    5,474,504     (5,691,912)       125,800     (1,583,767)     1,198,321       (477,624)
Change in unrealized gains
 (losses)............................   (4,971,689)     6,173,644     (1,555,149)       429,481     (1,495,452)    (1,019,525)
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      502,815        481,732     (1,429,349)    (1,154,286)      (297,131)    (1,497,149)
                                       -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $   847,339    $   992,815    $  (506,811)   $(1,023,901)   $  (452,304)   $(1,130,874)
                                       ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                        VT             VT
                                      VT GROWTH AND    VT GROWTH                                  INTERNATIONAL  INTERNATIONAL
                                          INCOME     OPPORTUNITIES  VT HIGH YIELD    VT INCOME        EQUITY         GROWTH
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  2,123,250    $   17,262    $ 4,184,082    $10,520,624    $  3,875,735   $   421,524
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (2,272,084)     (149,336)      (718,464)    (1,601,887)     (1,663,227)     (243,718)
    Administrative expense...........       (64,858)          (75)       (54,611)      (116,847)        (99,675)           --
                                       ------------    ----------    -----------    -----------    ------------   -----------
    Net investment income
     (loss)..........................      (213,692)     (132,149)     3,411,007      8,801,890       2,112,833       177,806
                                       ------------    ----------    -----------    -----------    ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    37,127,911     1,850,615     15,040,358     34,440,872      24,898,148     3,539,386
    Cost of investments sold.........    48,718,196     1,963,988     15,326,074     35,229,495      32,868,283     3,223,532
                                       ------------    ----------    -----------    -----------    ------------   -----------
       Realized gains (losses)
        on fund shares...............   (11,590,285)     (113,373)      (285,716)      (788,623)     (7,970,135)      315,854
Realized gain distributions..........            --            --             --             --              --            --
                                       ------------    ----------    -----------    -----------    ------------   -----------
    Net realized gains
     (losses)........................   (11,590,285)     (113,373)      (285,716)      (788,623)     (7,970,135)      315,854
Change in unrealized gains
 (losses)............................     2,491,608      (289,522)    (2,877,898)    (3,733,119)    (14,778,308)   (3,901,620)
                                       ------------    ----------    -----------    -----------    ------------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (9,098,677)     (402,895)    (3,163,614)    (4,521,742)    (22,748,443)   (3,585,766)
                                       ------------    ----------    -----------    -----------    ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ (9,312,369)   $ (535,044)   $   247,393    $ 4,280,148    $(20,635,610)  $(3,407,960)
                                       ============    ==========    ===========    ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                            VT
                                      INTERNATIONAL                       VT        VT MULTI-CAP   VT MULTI-CAP
                                          VALUE       VT INVESTORS   MONEY MARKET      GROWTH         VALUE       VT RESEARCH
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   542,512    $   676,971    $    11,657    $   239,235     $   19,855     $  242,343
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (280,614)      (818,428)    (1,427,617)    (1,245,528)       (98,016)      (406,284)
    Administrative expense...........           --        (17,340)      (156,018)       (18,626)            --         (5,426)
                                       -----------    -----------    -----------    -----------     ----------     ----------
    Net investment income
     (loss)..........................      261,898       (158,797)    (1,571,978)    (1,024,919)       (78,161)      (169,367)
                                       -----------    -----------    -----------    -----------     ----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,471,104     11,735,740     66,987,279     21,681,353      2,055,738      6,931,413
    Cost of investments sold.........    7,802,256     12,913,844     66,987,279     22,563,698      2,118,693      6,832,257
                                       -----------    -----------    -----------    -----------     ----------     ----------
       Realized gains (losses)
        on fund shares...............   (2,331,152)    (1,178,104)            --       (882,345)       (62,955)        99,156
Realized gain distributions..........           --             --             --             --             --             --
                                       -----------    -----------    -----------    -----------     ----------     ----------
    Net realized gains (losses)......   (2,331,152)    (1,178,104)            --       (882,345)       (62,955)        99,156
Change in unrealized gains
 (losses)............................     (854,057)       720,133             --     (3,200,783)      (301,273)      (740,757)
                                       -----------    -----------    -----------    -----------     ----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (3,185,209)      (457,971)            --     (4,083,128)      (364,228)      (641,601)
                                       -----------    -----------    -----------    -----------     ----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(2,923,311)   $  (616,768)   $(1,571,978)   $(5,108,047)    $ (442,389)    $ (810,968)
                                       ===========    ===========    ===========    ===========     ==========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                              THE UNIVERSAL THE UNIVERSAL    THE UNIVERSAL      THE UNIVERSAL
                                    PUTNAM         PUTNAM     INSTITUTIONAL INSTITUTIONAL    INSTITUTIONAL      INSTITUTIONAL
                                VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.      FUNDS, INC.        FUNDS, INC.
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                -------------- -------------- ------------- ------------- -------------------- ---------------
                                                               VAN KAMPEN    VAN KAMPEN        VAN KAMPEN
                                                                UIF CORE    UIF EMERGING       UIF GLOBAL
                                 VT SMALL CAP                  PLUS FIXED      MARKETS       TACTICAL ASSET      VAN KAMPEN
                                    VALUE        VT VOYAGER      INCOME        EQUITY     ALLOCATION PORTFOLIO UIF GROWTH (AD)
                                -------------- -------------- ------------- ------------- -------------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   259,893    $         --    $ 35,503     $   139,141       $  191,341        $    31,031
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................     (749,947)     (1,903,501)    (14,623)       (525,505)        (223,686)          (427,084)
    Administrative
     expense...................      (17,925)        (82,825)       (986)        (34,205)         (14,582)           (34,818)
                                 -----------    ------------    --------     -----------       ----------        -----------
    Net investment income
     (loss)....................     (507,979)     (1,986,326)     19,894        (420,569)         (46,927)          (430,871)
                                 -----------    ------------    --------     -----------       ----------        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   12,922,960      29,652,430      94,231       8,173,427        3,603,042          7,094,918
    Cost of investments
     sold......................   14,482,026      28,945,298      97,196       7,332,414        4,310,646          4,931,554
                                 -----------    ------------    --------     -----------       ----------        -----------
       Realized gains
        (losses) on fund
        shares.................   (1,559,066)        707,132      (2,965)        841,013         (707,604)         2,163,364
Realized gain
 distributions.................           --              --          --              --               --                 --
                                 -----------    ------------    --------     -----------       ----------        -----------
    Net realized gains
     (losses)..................   (1,559,066)        707,132      (2,965)        841,013         (707,604)         2,163,364
Change in unrealized gains
 (losses)......................     (940,895)    (25,319,391)     21,342      (7,541,525)          81,827         (2,607,767)
                                 -----------    ------------    --------     -----------       ----------        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............   (2,499,961)    (24,612,259)     18,377      (6,700,512)        (625,777)          (444,403)
                                 -----------    ------------    --------     -----------       ----------        -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS....................  $(3,007,940)   $(26,598,585)   $ 38,271     $(7,121,081)      $ (672,704)       $  (875,274)
                                 ===========    ============    ========     ===========       ==========        ===========

--------
(ad)Previously known as Van Kampen UIF Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                      THE UNIVERSAL THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                      INSTITUTIONAL INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                       FUNDS, INC.   FUNDS, INC.   (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------- ---------------
                                                                                 VAN KAMPEN
                                                                   VAN KAMPEN   UIF EMERGING   VAN KAMPEN
                                       VAN KAMPEN    VAN KAMPEN   UIF EMERGING     MARKETS     UIF GLOBAL     VAN KAMPEN
                                       UIF MID CAP    UIF U.S.    MARKETS DEBT     EQUITY       FRANCHISE     UIF GROWTH
                                         GROWTH      REAL ESTATE   (CLASS II)    (CLASS II)    (CLASS II)   (CLASS II) (AE)
                                      ------------- ------------- ------------- ------------- ------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    70,296   $  199,192    $  666,602    $    55,798   $ 2,012,718    $        --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (343,105)    (372,931)     (265,159)      (227,156)     (895,923)      (132,217)
    Administrative expense...........      (21,867)     (23,863)      (36,370)       (29,662)     (118,690)       (17,887)
                                       -----------   ----------    ----------    -----------   -----------    -----------
    Net investment income
     (loss)..........................     (294,676)    (197,602)      365,073       (201,020)      998,105       (150,104)
                                       -----------   ----------    ----------    -----------   -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,658,648    6,459,084     6,632,051      4,309,553    16,236,086      2,837,459
    Cost of investments sold.........    4,380,676    6,814,874     6,609,935      4,178,191    14,832,440      1,869,733
                                       -----------   ----------    ----------    -----------   -----------    -----------
       Realized gains (losses)
        on fund shares...............    1,277,972     (355,790)       22,116        131,362     1,403,646        967,726
Realized gain distributions..........        8,738           --       210,672             --            --             --
                                       -----------   ----------    ----------    -----------   -----------    -----------
    Net realized gains (losses)......    1,286,710     (355,790)      232,788        131,362     1,403,646        967,726
Change in unrealized gains
 (losses)............................   (2,558,684)   1,592,200       354,590     (3,128,244)    2,317,508     (1,142,668)
                                       -----------   ----------    ----------    -----------   -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,271,974)   1,236,410       587,378     (2,996,882)    3,721,154       (174,942)
                                       -----------   ----------    ----------    -----------   -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,566,650)  $1,038,808    $  952,451    $(3,197,902)  $ 4,719,259    $  (325,046)
                                       ===========   ==========    ==========    ===========   ===========    ===========

--------
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                 THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                                                 INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                                                  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                                                  (CLASS II)     (CLASS II)    (CLASS II)
                                                                  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                                 ------------- -------------- -------------
                                                                  VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                                                  UIF MID CAP  SMALL COMPANY  UIF U.S. REAL
                                                                    GROWTH         GROWTH     ESTATE (CLASS
                                                                  (CLASS II)     (CLASS II)        II)
                                                                 ------------- -------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends.......................................................  $    75,883   $   533,956    $   270,983
Charges from Lincoln Benefit Life Company:
    Mortality and expense risk..................................     (472,403)     (199,764)      (715,536)
    Administrative expense......................................      (61,387)      (25,434)       (96,876)
                                                                  -----------   -----------    -----------
    Net investment income (loss)................................     (457,907)      308,758       (541,429)
                                                                  -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.........................................    9,846,926     3,860,774     14,562,998
    Cost of investments sold....................................    8,203,110     3,304,930     15,698,441
                                                                  -----------   -----------    -----------
       Realized gains (losses) on fund shares...................    1,643,816       555,844     (1,135,443)
Realized gain distributions.....................................       12,786            --             --
                                                                  -----------   -----------    -----------
    Net realized gains (losses).................................    1,656,602       555,844     (1,135,443)
Change in unrealized gains (losses).............................   (3,315,624)   (2,163,726)     3,972,636
                                                                  -----------   -----------    -----------
    Net realized and unrealized gains (losses) on investments...   (1,659,022)   (1,607,882)     2,837,193
                                                                  -----------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.....................................................  $(2,116,929)  $(1,299,124)   $ 2,295,764
                                                                  ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED                ADVANCED             ADVANCED
                                                       SERIES TRUST            SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
                                                 -----------------------  ----------------------  ---------------
                                                           AST                                          AST
                                                   ACADEMIC STRATEGIES              AST           AMERICAN CENTURY
                                                     ASSET ALLOCATION       ADVANCED STRATEGIES   INCOME & GROWTH
                                                 -----------------------  ----------------------  ---------------
                                                     2011        2010        2011        2010      2011     2010
                                                 -----------  ----------  ----------  ----------  ------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (82,011) $  (57,157) $  (15,781) $  (11,993) $  (25) $   (24)
Net realized gains (losses).....................     134,060      21,514     115,314      60,108      81    1,117
Change in unrealized gains (losses).............    (471,301)    697,364    (170,957)    198,289    (184)    (605)
                                                 -----------  ----------  ----------  ----------  ------  -------
Increase (decrease) in net assets from
 operations.....................................    (419,252)    661,721     (71,424)    246,404    (128)     488
                                                 -----------  ----------  ----------  ----------  ------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     149,632      49,837      64,034      40,591      --       --
Benefit payments................................          --          --          --          --      --       --
Payments on termination.........................    (213,549)   (188,084)    (74,937)    (91,203)     --       --
Contract Maintenance Charge.....................     (18,242)    (17,240)     (8,610)     (8,247)     (4)      (3)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (782,535)    101,445    (251,123)     23,047   1,864   (5,713)
                                                 -----------  ----------  ----------  ----------  ------  -------
Increase (decrease) in net assets from contract
 transactions...................................    (864,694)    (54,042)   (270,636)    (35,812)  1,860   (5,716)
                                                 -----------  ----------  ----------  ----------  ------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (1,283,946)    607,679    (342,060)    210,592   1,732   (5,228)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   7,704,724   7,097,045   2,523,391   2,312,799   3,200    8,428
                                                 -----------  ----------  ----------  ----------  ------  -------
NET ASSETS AT END OF PERIOD..................... $ 6,420,778  $7,704,724  $2,181,331  $2,523,391  $4,932  $ 3,200
                                                 ===========  ==========  ==========  ==========  ======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     819,241     830,714     250,887     257,140     400    1,181
       Units issued.............................     173,845     135,208      60,732      55,019   1,000      381
       Units redeemed...........................    (279,959)   (146,681)    (91,198)    (61,272)   (796)  (1,162)
                                                 -----------  ----------  ----------  ----------  ------  -------
    Units outstanding at end of period..........     713,127     819,241     220,421     250,887     604      400
                                                 ===========  ==========  ==========  ==========  ======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED              ADVANCED             ADVANCED
                                                       SERIES TRUST          SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ----------------  ----------------------
                                                            AST                   AST                  AST
                                                         BALANCED              BLACKROCK              BOND
                                                     ASSET ALLOCATION          VALUE (A)         PORTFOLIO 2018
                                                 ------------------------  ----------------  ----------------------
                                                     2011         2010       2011     2010      2011        2010
                                                 -----------  -----------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (76,339) $   (57,778) $  (101) $    35  $   (9,564) $   (7,136)
Net realized gains (losses).....................     494,039      235,308     (371)    (321)    119,481     103,433
Change in unrealized gains (losses).............    (788,216)     691,338      191    2,010     (10,769)     32,020
                                                 -----------  -----------  -------  -------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (370,516)     868,868     (281)   1,724      99,148     128,317
                                                 -----------  -----------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     192,167      187,252       --       --          --          --
Benefit payments................................          --           --       --       --          --          --
Payments on termination.........................    (364,460)    (342,004)  (1,299)    (944)    (64,667)    (36,488)
Contract Maintenance Charge.....................     (43,167)     (41,207)     (13)     (13)       (420)       (561)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,236,005)     669,509     (174)    (246)   (221,084)   (167,963)
                                                 -----------  -----------  -------  -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (1,451,465)     473,550   (1,486)  (1,203)   (286,171)   (205,012)
                                                 -----------  -----------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...............  (1,821,981)   1,342,418   (1,767)     521    (187,023)    (76,695)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  10,009,222    8,666,804   17,148   16,627   1,028,689   1,105,384
                                                 -----------  -----------  -------  -------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $ 8,187,241  $10,009,222  $15,381  $17,148  $  841,666  $1,028,689
                                                 ===========  ===========  =======  =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,012,937      971,195    2,177    2,342      83,396      98,042
       Units issued.............................     225,421      276,232      135      136       5,713      38,398
       Units redeemed...........................    (387,886)    (234,490)    (323)    (301)    (28,136)    (53,044)
                                                 -----------  -----------  -------  -------  ----------  ----------
    Units outstanding at end of period..........     850,472    1,012,937    1,989    2,177      60,973      83,396
                                                 ===========  ===========  =======  =======  ==========  ==========

--------
(a)Previously known as AST DeAm Large-Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                           ADVANCED             ADVANCED            ADVANCED
                                                         SERIES TRUST         SERIES TRUST        SERIES TRUST
                                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     -------------------  -------------------  ------------------
                                                             AST                  AST                  AST
                                                             BOND                 BOND                BOND
                                                        PORTFOLIO 2019       PORTFOLIO 2020      PORTFOLIO 2021
                                                     -------------------  -------------------  ------------------
                                                        2011      2010       2011      2010      2011    2010 (AF)
                                                     ---------  --------  ---------  --------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (3,856) $ (4,910) $  (1,691) $ (5,461) $ (6,747) $ (1,208)
Net realized gains (losses).........................    65,899    28,133     65,366    10,768    49,110   (15,598)
Change in unrealized gains (losses).................   (10,250)   10,035        677     2,000    39,914    (5,046)
                                                     ---------  --------  ---------  --------  --------  --------
Increase (decrease) in net assets from operations...    51,793    33,258     64,352     7,307    82,277   (21,852)
                                                     ---------  --------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................        --        --         --        --        --        --
Benefit payments....................................        --        --         --        --        --        --
Payments on termination.............................   (72,703)   (2,790)    (5,520)   (6,255)  (31,136)  (14,288)
Contract Maintenance Charge.........................       (35)     (132)      (107)     (278)     (473)       --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (109,861)   57,412   (578,460)  598,068    86,152   336,690
                                                     ---------  --------  ---------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (182,599)   54,490   (584,087)  591,535    54,543   322,402
                                                     ---------  --------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (130,806)   87,748   (519,735)  598,842   136,820   300,550
NET ASSETS AT BEGINNING OF PERIOD...................   453,772   366,024    601,181     2,339   300,550        --
                                                     ---------  --------  ---------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 322,966  $453,772  $  81,446  $601,181  $437,370  $300,550
                                                     =========  ========  =========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    37,384    33,023     62,166       265    27,241        --
       Units issued.................................     2,253    21,830     46,930   134,051    81,284    66,596
       Units redeemed...............................   (16,161)  (17,469)  (101,892)  (72,150)  (74,973)  (39,355)
                                                     ---------  --------  ---------  --------  --------  --------
    Units outstanding at end of period..............    23,476    37,384      7,204    62,166    33,552    27,241
                                                     =========  ========  =========  ========  ========  ========

--------
(af)For the period beginning January 04, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED            ADVANCED              ADVANCED
                                                      SERIES TRUST        SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                                     -------------- -----------------------  ------------------
                                                          AST                 AST                    AST
                                                          BOND           CAPITAL GROWTH          CLS GROWTH
                                                     PORTFOLIO 2022     ASSET ALLOCATION      ASSET ALLOCATION
                                                     -------------- -----------------------  ------------------
                                                        2011 (B)        2011        2010       2011      2010
                                                     -------------- -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................    $ (2,206)   $   (73,035) $  (32,645) $ (2,831) $ (2,611)
Net realized gains (losses).........................       2,685        156,595      42,451    18,105    14,180
Change in unrealized gains (losses).................      21,651       (462,239)    599,534   (28,502)   20,987
                                                        --------    -----------  ----------  --------  --------
Increase (decrease) in net assets from operations...      22,130       (378,679)    609,340   (13,228)   32,556
                                                        --------    -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................          --        153,099     119,002     4,500     5,700
Benefit payments....................................          --             --          --        --        --
Payments on termination.............................      (1,535)      (398,037)   (149,266)  (28,917)   (2,233)
Contract Maintenance Charge.........................          --        (17,663)    (15,640)     (401)     (469)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     612,501       (519,619)    268,260   (23,088)   99,775
                                                        --------    -----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     610,966       (782,220)    222,356   (47,906)  102,773
                                                        --------    -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................     633,096     (1,160,899)    831,696   (61,134)  135,329
NET ASSETS AT BEGINNING OF PERIOD...................          --      6,495,836   5,664,140   316,562   181,233
                                                        --------    -----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD.........................    $633,096    $ 5,334,937  $6,495,836  $255,428  $316,562
                                                        ========    ===========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........          --        708,337     689,074    33,273    21,556
       Units issued.................................      67,679        221,031     190,782     8,137    20,570
       Units redeemed...............................     (15,125)      (322,552)   (171,519)  (13,585)   (8,853)
                                                        --------    -----------  ----------  --------  --------
    Units outstanding at end of period..............      52,554        606,816     708,337    27,825    33,273
                                                        ========    ===========  ==========  ========  ========

--------
(b)For the period beginning January 03, 2011 and ended December 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ADVANCED             ADVANCED          ADVANCED
                                                          SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------------  ----------------  ----------------
                                                               AST                  AST               AST
                                                          CLS MODERATE            COHEN &          FEDERATED
                                                        ASSET ALLOCATION       STEERS REALTY   AGGRESSIVE GROWTH
                                                     ----------------------  ----------------  ----------------
                                                        2011        2010       2011     2010     2011     2010
                                                     ----------  ----------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (20,713) $  (17,353) $  (380) $    72  $  (169) $  (155)
Net realized gains (losses).........................     79,394      32,447     (160)    (614)    (151)    (112)
Change in unrealized gains (losses).................   (132,101)    149,458    2,543    9,122   (3,230)   3,444
                                                     ----------  ----------  -------  -------  -------  -------
Increase (decrease) in net assets from operations...    (73,420)    164,552    2,003    8,580   (3,550)   3,177
                                                     ----------  ----------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................     10,004          --       --       --       --       --
Benefit payments....................................         --          --       --       --       --       --
Payments on termination.............................    (32,704)    (15,308)    (302)    (937)    (777)    (571)
Contract Maintenance Charge.........................     (5,045)     (4,969)     (30)     (28)     (16)     (10)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (109,075)     29,306     (103)    (107)   8,430     (440)
                                                     ----------  ----------  -------  -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................   (136,820)      9,029     (435)  (1,072)   7,637   (1,021)
                                                     ----------  ----------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   (210,240)    173,581    1,568    7,508    4,087    2,156
NET ASSETS AT BEGINNING OF PERIOD...................  1,823,388   1,649,807   40,910   33,402   13,207   11,051
                                                     ----------  ----------  -------  -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $1,613,148  $1,823,388  $42,478  $40,910  $17,294  $13,207
                                                     ==========  ==========  =======  =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    185,293     184,728    4,148    4,290    1,370    1,498
       Units issued.................................     24,184      25,435       51      419    1,060      121
       Units redeemed...............................    (39,870)    (24,870)     (95)    (561)    (337)    (249)
                                                     ----------  ----------  -------  -------  -------  -------
    Units outstanding at end of period..............    169,607     185,293    4,104    4,148    2,093    1,370
                                                     ==========  ==========  =======  =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                ADVANCED               ADVANCED                 ADVANCED
                                              SERIES TRUST           SERIES TRUST             SERIES TRUST
                                               SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------   ----------------------  ------------------------
                                                   AST                    AST                      AST
                                              FI PYRAMIS(R)           FIRST TRUST          FIRST TRUST CAPITAL
                                           ASSET ALLOCATION (C)     BALANCED TARGET        APPRECIATION TARGET
                                           ------------------   ----------------------  ------------------------
                                             2011       2010       2011        2010         2011         2010
                                           --------   --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (2,781)  $ (2,432) $    1,622  $   (1,264) $   (74,990) $   (92,075)
Net realized gains (losses)...............   20,552      7,868     140,110      90,270      264,099       64,272
Change in unrealized gains (losses).......  (34,121)    16,087    (272,461)    217,257   (1,572,745)   1,746,074
                                           --------   --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................  (16,350)    21,523    (130,729)    306,263   (1,383,636)   1,718,271
                                           --------   --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --      1,200      52,591      71,242       84,740       39,025
Benefit payments..........................       --         --          --          --           --           --
Payments on termination...................     (408)      (302)   (159,534)    (81,936)    (327,864)    (195,349)
Contract Maintenance Charge...............   (1,193)    (1,150)     (9,757)     (8,742)     (48,254)     (40,837)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (40,481)    (5,690)   (553,248)    215,056   (3,924,400)   2,929,986
                                           --------   --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (42,082)    (5,942)   (669,948)    195,620   (4,215,778)   2,732,825
                                           --------   --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (58,432)    15,581    (800,677)    501,883   (5,599,414)   4,451,096
NET ASSETS AT BEGINNING OF
 PERIOD...................................  233,692    218,111   3,181,390   2,679,507   14,890,287   10,439,191
                                           --------   --------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $175,260   $233,692  $2,380,713  $3,181,390  $ 9,290,873  $14,890,287
                                           ========   ========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   23,323     24,305     344,920     327,014    1,669,139    1,369,319
       Units issued.......................    9,484      6,464      98,935     141,106      619,394    1,021,833
       Units redeemed.....................  (14,601)    (7,446)   (177,362)   (123,200)  (1,155,840)    (722,013)
                                           --------   --------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....   18,206     23,323     266,493     344,920    1,132,693    1,669,139
                                           ========   ========  ==========  ==========  ===========  ===========

--------
(c)Previously known as AST Niemann Capital Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        ADVANCED         ADVANCED            ADVANCED
                                                      SERIES TRUST     SERIES TRUST        SERIES TRUST
                                                       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                     --------------  ------------------  ------------------
                                                           AST              AST                 AST
                                                         GLOBAL        GOLDMAN SACHS       GOLDMAN SACHS
                                                       REAL ESTATE   CONCENTRATED GROWTH LARGE-CAP VALUE (D)
                                                     --------------  ------------------  ------------------
                                                      2011    2010      2011      2010     2011      2010
                                                     ------  ------  -------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   13  $    9  $  (596)  $  (526)  $   (78)  $    22
Net realized gains (losses).........................     40     303      139        60       (79)      (99)
Change in unrealized gains (losses).................   (272)    (75)  (2,419)    4,619    (1,009)    1,797
                                                     ------  ------  -------   -------   -------   -------
Increase (decrease) in net assets from operations...   (219)    237   (2,876)    4,153    (1,166)    1,720
                                                     ------  ------  -------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --      --    1,100     1,005        --        --
Benefit payments....................................     --      --       --        --        --        --
Payments on termination.............................   (256)   (827)      --        --        --        --
Contract Maintenance Charge.........................    (14)     (2)     (41)      (40)      (12)      (13)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (91)  1,849    3,798       216        --        --
                                                     ------  ------  -------   -------   -------   -------
Increase (decrease) in net assets from contract
 transactions.......................................   (361)  1,020    4,857     1,181       (12)      (13)
                                                     ------  ------  -------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS...................   (580)  1,257    1,981     5,334    (1,178)    1,707
NET ASSETS AT BEGINNING OF PERIOD...................  2,764   1,507   50,686    45,352    16,971    15,264
                                                     ------  ------  -------   -------   -------   -------
NET ASSETS AT END OF PERIOD......................... $2,184  $2,764  $52,667   $50,686   $15,793   $16,971
                                                     ======  ======  =======   =======   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    287     184    5,125     4,994     2,174     2,175
       Units issued.................................     54     198      524       140        --        --
       Units redeemed...............................    (99)    (95)     (30)       (9)       (2)       (1)
                                                     ------  ------  -------   -------   -------   -------
    Units outstanding at end of period..............    242     287    5,619     5,125     2,172     2,174
                                                     ======  ======  =======   =======   =======   =======

--------
(d)Previously known as AST AllianceBernstein Growth & Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                            AST                AST
                                                       GOLDMAN SACHS      GOLDMAN SACHS           AST
                                                       MID-CAP GROWTH    SMALL-CAP VALUE      HIGH YIELD
                                                     -----------------  ----------------  ------------------
                                                       2011     2010      2011     2010     2011      2010
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (651) $   (648) $   (43) $   (26) $  1,658  $    452
Net realized gains (losses).........................   2,530    (2,400)  (1,274)  (1,236)    4,235     1,538
Change in unrealized gains (losses).................  (3,992)   10,254       27      720    (4,548)    3,447
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...  (2,113)    7,206   (1,290)    (542)    1,345     5,437
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --        --       --       --     1,100     1,005
Benefit payments....................................      --        --       --       --        --        --
Payments on termination.............................      --   (14,460)      --       --    (2,614)  (14,819)
Contract Maintenance Charge.........................     (16)      (15)     (27)      (1)      (49)      (52)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (121)      172    1,144    3,092   (53,616)   60,477
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    (137)  (14,303)   1,117    3,091   (55,179)   46,611
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (2,250)   (7,097)    (173)   2,549   (53,834)   52,048
NET ASSETS AT BEGINNING OF PERIOD...................  49,756    56,853    5,171    2,622    87,102    35,054
                                                     -------  --------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $47,506  $ 49,756  $ 4,998  $ 5,171  $ 33,268  $ 87,102
                                                     =======  ========  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,450     6,004      431      273     7,501     3,369
       Units issued.................................       2       348      813    1,408        96     5,518
       Units redeemed...............................     (15)   (1,902)    (827)  (1,250)   (4,795)   (1,386)
                                                     -------  --------  -------  -------  --------  --------
    Units outstanding at end of period..............   4,437     4,450      417      431     2,802     7,501
                                                     =======  ========  =======  =======  ========  ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED            ADVANCED            ADVANCED
                                                        SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     ------------------  ------------------  -------------------
                                                             AST                 AST
                                                       HORIZON GROWTH     HORIZON MODERATE          AST
                                                      ASSET ALLOCATION    ASSET ALLOCATION   INTERNATIONAL GROWTH
                                                     ------------------  ------------------  -------------------
                                                       2011      2010      2011      2010       2011      2010
                                                     --------  --------  --------  --------  -------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $ (1,588) $ (1,764) $ (4,844) $ (4,882) $  (316)  $   (550)
Net realized gains (losses).........................   10,204     8,797    41,194    14,389     (488)    (6,036)
Change in unrealized gains (losses).................  (14,329)    2,618   (53,927)   36,324   (6,920)    11,101
                                                     --------  --------  --------  --------  -------   --------
Increase (decrease) in net assets from operations...   (5,713)    9,651   (17,577)   45,831   (7,724)     4,515
                                                     --------  --------  --------  --------  -------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --        --        --     3,891       --         --
Benefit payments....................................       --        --        --        --       --         --
Payments on termination.............................   (6,863)   (9,769)  (10,453)   (4,806)  (2,427)   (20,365)
Contract Maintenance Charge.........................     (652)     (596)   (2,260)   (2,185)     (38)       (45)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    4,435      (541)  (57,472)   22,578    1,744     (3,857)
                                                     --------  --------  --------  --------  -------   --------
Increase (decrease) in net assets from contract
 transactions.......................................   (3,080)  (10,906)  (70,185)   19,478     (721)   (24,267)
                                                     --------  --------  --------  --------  -------   --------
INCREASE (DECREASE) IN NET ASSETS...................   (8,793)   (1,255)  (87,762)   65,309   (8,445)   (19,752)
NET ASSETS AT BEGINNING OF PERIOD...................  138,205   139,460   557,257   491,948   55,280     75,032
                                                     --------  --------  --------  --------  -------   --------
NET ASSETS AT END OF PERIOD......................... $129,412  $138,205  $469,495  $557,257  $46,835   $ 55,280
                                                     ========  ========  ========  ========  =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   13,798    15,624    54,568    53,015    6,707     10,299
       Units issued.................................    5,342     9,804    12,604    13,810      723        322
       Units redeemed...............................   (5,950)  (11,630)  (20,340)  (12,257)    (821)    (3,914)
                                                     --------  --------  --------  --------  -------   --------
    Units outstanding at end of period..............   13,190    13,798    46,832    54,568    6,609      6,707
                                                     ========  ========  ========  ========  =======   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      ADVANCED               ADVANCED             ADVANCED
                                                    SERIES TRUST           SERIES TRUST         SERIES TRUST
                                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  -----------------------  -------------------
                                                                               AST                   AST
                                                         AST                INVESTMENT            JPMORGAN
                                                 INTERNATIONAL VALUE        GRADE BOND        INTERNATIONAL EQUITY
                                                 ------------------  -----------------------  -------------------
                                                   2011      2010       2011         2010        2011       2010
                                                 --------  --------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $     27  $   (342) $  110,996  $   129,054  $  (158)   $  (129)
Net realized gains (losses).....................     (798)   (5,326)    255,402      963,042      (35)    (3,174)
Change in unrealized gains (losses).............   (9,316)   11,677     (37,663)    (524,306)  (5,098)     5,581
                                                 --------  --------  ----------  -----------   -------   -------
Increase (decrease) in net assets from
 operations.....................................  (10,087)    6,009     328,735      567,790   (5,291)     2,278
                                                 --------  --------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --          --           --       --         --
Benefit payments................................       --        --          --           --       --         --
Payments on termination.........................   (2,905)  (12,795)    (52,312)     (68,474)      --     (9,185)
Contract Maintenance Charge.....................      (38)      (40)    (33,690)     (35,802)      (6)       (13)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       --        (1)  7,485,188   (3,637,475)      --      2,431
                                                 --------  --------  ----------  -----------   -------   -------
Increase (decrease) in net assets from contract
 transactions...................................   (2,943)  (12,836)  7,399,186   (3,741,751)      (6)    (6,767)
                                                 --------  --------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (13,030)   (6,827)  7,727,921   (3,173,961)  (5,297)    (4,489)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   76,697    83,524   2,029,627    5,203,588   50,145     54,634
                                                 --------  --------  ----------  -----------   -------   -------
NET ASSETS AT END OF PERIOD..................... $ 63,667  $ 76,697  $9,757,548  $ 2,029,627  $44,848    $50,145
                                                 ========  ========  ==========  ===========   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....    9,365    11,176     156,919      439,245    5,948      6,827
       Units issued.............................       --        --   1,281,794      737,213       --      1,605
       Units redeemed...........................     (358)   (1,811)   (757,833)  (1,019,539)      (1)    (2,484)
                                                 --------  --------  ----------  -----------   -------   -------
    Units outstanding at end of period..........    9,007     9,365     680,880      156,919    5,947      5,948
                                                 ========  ========  ==========  ===========   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ADVANCED            ADVANCED          ADVANCED
                                                          SERIES TRUST        SERIES TRUST      SERIES TRUST
                                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------------  -------------   --------------------
                                                               AST                                  AST
                                                       JPMORGAN STRATEGIC         AST           LORD ABBETT
                                                        OPPORTUNITIES (E)    LARGE-CAP VALUE CORE FIXED INCOME (F)
                                                     ----------------------  -------------   --------------------
                                                        2011        2010     2011     2010     2011       2010
                                                     ----------  ----------  ----   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (24,855) $  (41,496) $ --   $     2  $   266    $  2,728
Net realized gains (losses).........................    111,504      49,492    (3)   (5,219)     452        (299)
Change in unrealized gains (losses).................   (173,366)    166,275   (28)    5,208    3,635       3,590
                                                     ----------  ----------  ----   -------   -------   --------
Increase (decrease) in net assets from operations...    (86,717)    174,271   (31)       (9)   4,353       6,019
                                                     ----------  ----------  ----   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      3,137      28,001    --        --       --          --
Benefit payments....................................         --          --    --        --       --          --
Payments on termination.............................   (127,629)    (88,439)   --        --   (5,770)    (13,621)
Contract Maintenance Charge.........................    (14,637)    (14,207)   (1)       (1)     (25)        (25)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (461,202)    262,682    (1)   (6,909)      --        (536)
                                                     ----------  ----------  ----   -------   -------   --------
Increase (decrease) in net assets from contract
 transactions.......................................   (600,331)    188,037    (2)   (6,910)  (5,795)    (14,182)
                                                     ----------  ----------  ----   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS...................   (687,048)    362,308   (33)   (6,919)  (1,442)     (8,163)
NET ASSETS AT BEGINNING OF PERIOD...................  3,765,891   3,403,583   595     7,514   50,531      58,694
                                                     ----------  ----------  ----   -------   -------   --------
NET ASSETS AT END OF PERIOD......................... $3,078,843  $3,765,891  $562   $   595  $49,089    $ 50,531
                                                     ==========  ==========  ====   =======   =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    377,732     360,640    81     1,157    4,292       5,584
       Units issued.................................     85,118     121,897    --        --       --          52
       Units redeemed...............................   (149,880)   (104,805)   --    (1,076)    (461)     (1,344)
                                                     ----------  ----------  ----   -------   -------   --------
    Units outstanding at end of period..............    312,970     377,732    81        81    3,831       4,292
                                                     ==========  ==========  ====   =======   =======   ========

--------
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED          ADVANCED          ADVANCED
                                                        SERIES TRUST      SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                     -----------------  ----------------  ----------------
                                                            AST
                                                          MARSICO              AST               AST
                                                       CAPITAL GROWTH   MFS GLOBAL EQUITY    MFS GROWTH
                                                     -----------------  ----------------  ----------------
                                                       2011     2010      2011     2010     2011     2010
                                                     -------  --------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (967) $   (600) $  (318) $  (279) $  (120) $  (152)
Net realized gains (losses).........................      18    (3,958)     (48)  (1,742)     191      (18)
Change in unrealized gains (losses).................    (900)   15,680   (1,407)   5,847     (289)   1,820
                                                     -------  --------  -------  -------  -------  -------
Increase (decrease) in net assets from operations...  (1,849)   11,122   (1,773)   3,826     (218)   1,650
                                                     -------  --------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --       --       --       --       --
Benefit payments....................................      --        --       --       --       --       --
Payments on termination.............................    (630)  (12,651)      --   (5,353)  (1,458)  (1,374)
Contract Maintenance Charge.........................     (19)      (19)     (10)     (10)     (14)     (15)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1     1,444       --       --       --       --
                                                     -------  --------  -------  -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    (648)  (11,226)     (10)  (5,363)  (1,472)  (1,389)
                                                     -------  --------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (2,497)     (104)  (1,783)  (1,537)  (1,690)     261
NET ASSETS AT BEGINNING OF PERIOD...................  76,574    76,678   41,110   42,647   15,981   15,720
                                                     -------  --------  -------  -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $74,077  $ 76,574  $39,327  $41,110  $14,291  $15,981
                                                     =======  ========  =======  =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   8,457     9,969    4,196    4,816    1,716    1,882
       Units issued.................................      --       404       --       --       --       --
       Units redeemed...............................     (72)   (1,916)      (2)    (620)    (154)    (166)
                                                     -------  --------  -------  -------  -------  -------
    Units outstanding at end of period..............   8,385     8,457    4,194    4,196    1,562    1,716
                                                     =======  ========  =======  =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED             ADVANCED            ADVANCED
                                                       SERIES TRUST         SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ---------------------  ----------------
                                                                                                     AST
                                                        AST MID-CAP          AST MONEY        NEUBERGER BERMAN/
                                                           VALUE               MARKET         LSV MID-CAP VALUE
                                                     ----------------  ---------------------  ----------------
                                                       2011     2010      2011       2010       2011     2010
                                                     -------  -------  ---------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (335) $  (298) $  (7,518) $  (11,284) $  (170) $   (45)
Net realized gains (losses).........................     124     (176)        --          --      175     (354)
Change in unrealized gains (losses).................  (1,701)   7,059         (0)         --   (1,376)   7,373
                                                     -------  -------  ---------  ----------  -------  -------
Increase (decrease) in net assets from operations...  (1,912)   6,585     (7,518)    (11,284)  (1,371)   6,974
                                                     -------  -------  ---------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --         --      40,526       --       --
Benefit payments....................................      --       --   (447,814)   (332,423)      --       --
Payments on termination.............................      --       --       (745)    (28,720)  (2,400)  (2,056)
Contract Maintenance Charge.........................     (15)     (14)      (192)       (247)     (28)     (27)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --      680    102,069    (144,921)    (202)    (649)
                                                     -------  -------  ---------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     (15)     666   (346,682)   (465,785)  (2,630)  (2,732)
                                                     -------  -------  ---------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (1,927)   7,251   (354,200)   (477,069)  (4,001)   4,242
NET ASSETS AT BEGINNING OF PERIOD...................  39,443   32,192    772,502   1,249,571   38,199   33,957
                                                     -------  -------  ---------  ----------  -------  -------
NET ASSETS AT END OF PERIOD......................... $37,516  $39,443  $ 418,302  $  772,502  $34,198  $38,199
                                                     =======  =======  =========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,975    3,952     77,091     123,460    3,949    4,276
       Units issued.................................      --      720      8,789      55,057      224      171
       Units redeemed...............................      (1)    (697)   (43,252)   (101,426)    (498)    (498)
                                                     -------  -------  ---------  ----------  -------  -------
    Units outstanding at end of period..............   3,974    3,975     42,628      77,091    3,675    3,949
                                                     =======  =======  =========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED          ADVANCED          ADVANCED
                                                       SERIES TRUST      SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------  ---------------  -----------------
                                                                                               AST
                                                            AST              AST            PARAMETRIC
                                                     NEUBERGER BERMAN  NEUBERGER BERMAN  EMERGING MARKETS
                                                      MID-CAP GROWTH   SMALL-CAP GROWTH       EQUITY
                                                     ----------------  ---------------  -----------------
                                                       2011     2010   2011 (G)  2010     2011      2010
                                                     -------  -------  -------- ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (404) $  (354) $   (36) $  (93) $   (195) $  (289)
Net realized gains (losses).........................     409     (835)   1,855     (22)     (386)   3,517
Change in unrealized gains (losses).................      99    8,091     (883)  1,348    (6,898)   2,174
                                                     -------  -------  -------  ------  --------  -------
Increase (decrease) in net assets from operations...     104    6,902      936   1,233    (7,479)   5,402
                                                     -------  -------  -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --      --        --       --
Benefit payments....................................      --       --       --      --        --       --
Payments on termination.............................    (789)  (5,289)      --      --    (8,796)  (2,440)
Contract Maintenance Charge.........................     (10)     (10)      --      (6)     (116)     (95)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (245)    (579)  (8,621)   (292)      565    6,597
                                                     -------  -------  -------  ------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,044)  (5,878)  (8,621)   (298)   (8,347)   4,062
                                                     -------  -------  -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................    (940)   1,024   (7,685)    935   (15,826)   9,464
NET ASSETS AT BEGINNING OF PERIOD...................  32,526   31,502    7,685   6,750    37,109   27,645
                                                     -------  -------  -------  ------  --------  -------
NET ASSETS AT END OF PERIOD......................... $31,586  $32,526  $    --  $7,685  $ 21,283  $37,109
                                                     =======  =======  =======  ======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,381    4,161      841     876     3,368    3,016
       Units issued.................................     220      176       18      79     1,025    2,699
       Units redeemed...............................    (333)    (956)    (859)   (114)   (1,941)  (2,347)
                                                     -------  -------  -------  ------  --------  -------
    Units outstanding at end of period..............   3,268    3,381       --     841     2,452    3,368
                                                     =======  =======  =======  ======  ========  =======

--------
(g)For the period beginning January 03, 2011 and ended May 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      ADVANCED            ADVANCED               ADVANCED
                                                    SERIES TRUST        SERIES TRUST           SERIES TRUST
                                                     SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ------------------  -----------------------
                                                         AST                 AST
                                                        PIMCO               PIMCO                  AST
                                                  LIMITED MATURITY      TOTAL RETURN           PRESERVATION
                                                        BOND                BOND             ASSET ALLOCATION
                                                 ------------------  ------------------  -----------------------
                                                   2011      2010      2011      2010       2011         2010
                                                 --------  --------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (390) $  1,480  $    (64) $   (559) $  (57,171) $   (15,748)
Net realized gains (losses).....................    1,409    (2,790)   14,238     9,501     257,762      337,897
Change in unrealized gains (losses).............       75     5,059    (8,584)   13,194    (242,045)     418,793
                                                 --------  --------  --------  --------  ----------  -----------
Increase (decrease) in net assets from
 operations.....................................    1,094     3,749     5,590    22,136     (41,454)     740,942
                                                 --------  --------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --        --        --     176,581        2,594
Benefit payments................................       --        --        --        --          --           --
Payments on termination.........................   (7,000)  (52,945)   (2,273)  (21,737)   (376,648)    (650,220)
Contract Maintenance Charge.....................      (64)      (66)      (85)      (96)    (29,186)     (30,588)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       (1)    3,019      (151)   (4,880)    109,854     (530,290)
                                                 --------  --------  --------  --------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (7,065)  (49,992)   (2,509)  (26,713)   (119,399)  (1,208,504)
                                                 --------  --------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (5,971)  (46,243)    3,081    (4,577)   (160,853)    (467,562)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  113,722   159,965   407,721   412,298   8,337,288    8,804,850
                                                 --------  --------  --------  --------  ----------  -----------
NET ASSETS AT END OF PERIOD..................... $107,751  $113,722  $410,802  $407,721  $8,176,435  $ 8,337,288
                                                 ========  ========  ========  ========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    9,845    14,212    33,053    35,360     778,583      895,044
       Units issued.............................       --       311       221     4,427     179,226      125,024
       Units redeemed...........................     (611)   (4,678)     (420)   (6,734)   (189,425)    (241,485)
                                                 --------  --------  --------  --------  ----------  -----------
    Units outstanding at end of period..........    9,234     9,845    32,854    33,053     768,384      778,583
                                                 ========  ========  ========  ========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED            ADVANCED           ADVANCED
                                                       SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------  -------------------   --------------
                                                            AST                AST
                                                          QMA US       SCHRODERS MULTI-ASSET       AST
                                                       EQUITY ALPHA      WORLD STRATEGIES    SMALL-CAP GROWTH
                                                     ----------------  -------------------   --------------
                                                       2011     2010      2011       2010     2011     2010
                                                     -------  -------  ---------   --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (167) $  (164) $   1,058   $ (6,833) $  (36)  $  (25)
Net realized gains (losses).........................     348     (154)    43,148     24,709     101      166
Change in unrealized gains (losses).................     327    3,678   (109,998)    54,863    (171)     582
                                                     -------  -------  ---------   --------  ------   ------
Increase (decrease) in net assets from operations...     508    3,360    (65,792)    72,739    (106)     723
                                                     -------  -------  ---------   --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --        319     42,337      --       --
Benefit payments....................................      --       --         --         --      --       --
Payments on termination.............................      --   (2,359)   (40,142)   (20,329)     --       --
Contract Maintenance Charge.........................     (13)     (12)    (4,232)    (4,051)     (3)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (357)  (1,427)   (80,486)   (74,665)    (14)    (277)
                                                     -------  -------  ---------   --------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................    (370)  (3,798)  (124,541)   (56,708)    (17)    (280)
                                                     -------  -------  ---------   --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................     138     (438)  (190,333)    16,031    (123)     443
NET ASSETS AT BEGINNING OF PERIOD...................  28,675   29,113    812,854    796,823   2,908    2,465
                                                     -------  -------  ---------   --------  ------   ------
NET ASSETS AT END OF PERIOD......................... $28,813  $28,675  $ 622,521   $812,854  $2,785   $2,908
                                                     =======  =======  =========   ========  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,550    4,096     82,234     88,820     257      294
       Units issued.................................     350      272     41,583     11,630     102       53
       Units redeemed...............................    (409)    (818)   (57,571)   (18,216)   (108)     (90)
                                                     -------  -------  ---------   --------  ------   ------
    Units outstanding at end of period..............   3,491    3,550     66,246     82,234     251      257
                                                     =======  =======  =========   ========  ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED             ADVANCED              ADVANCED
                                                       SERIES TRUST         SERIES TRUST          SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ----------------------  -----------------
                                                                                 AST                  AST
                                                            AST             T. ROWE PRICE        T. ROWE PRICE
                                                      SMALL-CAP VALUE     ASSET ALLOCATION     EQUITY INCOME (H)
                                                     ----------------  ----------------------  -----------------
                                                       2011     2010      2011        2010       2011     2010
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (256) $  (267) $  (32,911) $  (33,105) $  (317) $   (162)
Net realized gains (losses).........................     496      274     182,088      77,342     (310)   (5,544)
Change in unrealized gains (losses).................  (2,629)   6,617    (212,025)    436,118     (882)    9,650
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from operations...  (2,389)   6,624     (62,848)    480,355   (1,509)    3,944
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --       2,137     297,198       --        --
Benefit payments....................................      --       --          --          --       --        --
Payments on termination.............................    (842)    (603)   (116,679)   (255,217)  (1,254)  (12,278)
Contract Maintenance Charge.........................     (19)     (19)    (10,737)     (9,902)     (11)      (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (164)    (339)   (503,436)    222,959       --     2,902
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,025)    (961)   (628,715)    255,038   (1,265)   (9,387)
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (3,414)   5,663    (691,563)    735,393   (2,774)   (5,443)
NET ASSETS AT BEGINNING OF PERIOD...................  33,520   27,857   5,927,009   5,191,616   46,371    51,814
                                                     -------  -------  ----------  ----------  -------  --------
NET ASSETS AT END OF PERIOD......................... $30,106  $33,520  $5,235,446  $5,927,009  $43,597  $ 46,371
                                                     =======  =======  ==========  ==========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,279    3,387     595,277     571,535    6,324     7,834
       Units issued.................................     108      108     149,186     168,815       --       895
       Units redeemed...............................    (212)    (216)   (220,638)   (145,073)    (169)   (2,405)
                                                     -------  -------  ----------  ----------  -------  --------
    Units outstanding at end of period..............   3,175    3,279     523,825     595,277    6,155     6,324
                                                     =======  =======  ==========  ==========  =======  ========

--------
(h)Previously known as AST AllianceBernstein Core Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                            AST                AST
                                                       T. ROWE PRICE      T. ROWE PRICE           AST
                                                           GLOBAL           LARGE-CAP        T. ROWE PRICE
                                                            BOND             GROWTH        NATURAL RESOURCES
                                                     -----------------  ----------------  ------------------
                                                       2011     2010      2011     2010     2011      2010
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $ 1,159  $  1,463  $  (440) $  (486) $ (1,121) $ (1,171)
Net realized gains (losses).........................     683      (590)     224      130    (1,146)   (7,711)
Change in unrealized gains (losses).................     707     2,971     (815)   4,144   (21,080)   28,652
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...   2,549     3,844   (1,031)   3,788   (23,347)   19,770
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --       --       --    12,060       502
Benefit payments....................................      --        --       --       --        --        --
Payments on termination.............................  (2,245)  (24,892)      --       --    (3,864)  (13,575)
Contract Maintenance Charge.........................     (55)      (63)     (17)     (16)      (67)      (72)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (77)    3,306      (17)  (9,403)    5,195   (13,236)
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,377)  (21,649)     (34)  (9,419)   13,324   (26,381)
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................     172   (17,805)  (1,065)  (5,631)  (10,023)   (6,611)
NET ASSETS AT BEGINNING OF PERIOD...................  94,787   112,592   32,964   38,595   124,004   130,615
                                                     -------  --------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $94,959  $ 94,787  $31,899  $32,964  $113,981  $124,004
                                                     =======  ========  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   8,040     9,952    3,221    4,313    12,348    15,440
       Units issued.................................      40       466      118       61     3,336     1,771
       Units redeemed...............................    (236)   (2,378)    (126)  (1,153)   (2,163)   (4,863)
                                                     -------  --------  -------  -------  --------  --------
    Units outstanding at end of period..............   7,844     8,040    3,213    3,221    13,521    12,348
                                                     =======  ========  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED              ADVANCED           ADVANCED
                                                        SERIES TRUST          SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                                     ------------------  ----------------------  ------------
                                                                                FRANKLIN
                                                       AST WELLINGTON         TEMPLETON VIP
                                                         MANAGEMENT          FOUNDING FUNDS         PROFUND
                                                      HEDGED EQUITY (I)        ALLOCATION        VP FINANCIALS
                                                     ------------------  ----------------------  ------------
                                                       2011      2010       2011        2010      2011   2010
                                                     --------  --------  ----------  ----------  ------  ----
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $ (1,397) $ (1,122) $  (42,323) $   23,271  $  (33) $ (5)
Net realized gains (losses).........................    1,133       274     173,785     134,227      (3)   --
Change in unrealized gains (losses).................   (5,653)   13,798    (312,220)     59,702    (358)    3
                                                     --------  --------  ----------  ----------  ------  ----
Increase (decrease) in net assets from operations...   (5,917)   12,950    (180,758)    217,200    (394)   (2)
                                                     --------  --------  ----------  ----------  ------  ----
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --        --      15,382      47,303     550   502
Benefit payments....................................       --        --          --          --      --    --
Payments on termination.............................   (1,365)       --    (187,567)    (70,679)     --    --
Contract Maintenance Charge.........................      (57)      (59)    (16,653)    (16,662)     (1)   --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      (67)   (6,072)   (516,494)     (2,214)  2,033     1
                                                     --------  --------  ----------  ----------  ------  ----
Increase (decrease) in net assets from contract
 transactions.......................................   (1,489)   (6,131)   (705,332)    (42,252)  2,582   503
                                                     --------  --------  ----------  ----------  ------  ----
INCREASE (DECREASE) IN NET ASSETS...................   (7,406)    6,819    (886,090)    174,948   2,188   501
NET ASSETS AT BEGINNING OF PERIOD...................  113,872   107,053   3,274,217   3,099,269     501    --
                                                     --------  --------  ----------  ----------  ------  ----
NET ASSETS AT END OF PERIOD......................... $106,466  $113,872  $2,388,127  $3,274,217  $2,689  $501
                                                     ========  ========  ==========  ==========  ======  ====
UNITS OUTSTANDING
    Units outstanding at beginning of period........   13,556    14,383     352,994     363,140      77    --
       Units issued.................................    1,400     1,187     117,776     174,265     408    77
       Units redeemed...............................   (1,623)   (2,014)   (205,064)   (184,411)     --    --
                                                     --------  --------  ----------  ----------  ------  ----
    Units outstanding at end of period..............   13,333    13,556     265,706     352,994     485    77
                                                     ========  ========  ==========  ==========  ======  ====

--------
(i)Previously known as AST Aggressive Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                    ADVANCED        ADVANCED       ADVANCED
                                                                  SERIES TRUST    SERIES TRUST   SERIES TRUST
                                                                   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                                                  ------------   --------------  --------------
                                                                                     PROFUND       PROFUND
                                                                     PROFUND       VP MID-CAP      VP TELE-
                                                                  VP HEALTH CARE      VALUE      COMMUNICATIONS
                                                                  ------------   --------------  --------------
                                                                   2011    2010   2011    2010    2011    2010
                                                                  ------   ----  ------  ------  ------   ----
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)..................................... $  (30)  $ (5) $  (57) $  (46) $   41   $ 10
Net realized gains (losses)......................................      2     (2)     34      26       1     --
Change in unrealized gains (losses)..............................    226     (5)   (208)    701       1     87
                                                                  ------   ----  ------  ------  ------   ----
Increase (decrease) in net assets from operations................    198    (12)   (231)    681      43     97
                                                                  ------   ----  ------  ------  ------   ----
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.........................................................    550    502      --      --     550    502
Benefit payments.................................................     --     --      --      --      --     --
Payments on termination..........................................     --     --      --      --      --     --
Contract Maintenance Charge......................................     (1)    --     (10)     (9)     (1)    --
Transfers among the sub-accounts and with the Fixed Account--net.  2,055     --      --      --   1,941      1
                                                                  ------   ----  ------  ------  ------   ----
Increase (decrease) in net assets from contract transactions.....  2,604    502     (10)     (9)  2,490    503
                                                                  ------   ----  ------  ------  ------   ----
INCREASE (DECREASE) IN NET ASSETS................................  2,802    490    (241)    672   2,533    600
NET ASSETS AT BEGINNING OF PERIOD................................    491      1   4,327   3,655     600     --
                                                                  ------   ----  ------  ------  ------   ----
NET ASSETS AT END OF PERIOD...................................... $3,293   $491  $4,086  $4,327  $3,133   $600
                                                                  ======   ====  ======  ======  ======   ====
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................     49     --     437     438      68     --
       Units issued..............................................    255     49      --      --     288     68
       Units redeemed............................................      1     --      (1)     (1)     --     --
                                                                  ------   ----  ------  ------  ------   ----
    Units outstanding at end of period...........................    305     49     436     437     356     68
                                                                  ======   ====  ======  ======  ======   ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                     ALLIANCE                   ALLIANCE
                                               ADVANCED         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             SERIES TRUST       PRODUCT SERIES FUND        PRODUCT SERIES FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                                           ----------------  ------------------------  --------------------------
                                                PROFUND              ALLIANCE            ALLIANCE BERNSTEIN VPS
                                             VP UTILITIES      BERNSTEIN VPS GROWTH          GROWTH & INCOME
                                           ----------------  ------------------------  --------------------------
                                             2011     2010       2011         2010         2011          2010
                                           -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   464  $   461  $  (412,028) $  (426,647) $   (375,760) $ (1,197,887)
Net realized gains (losses)...............     293      270      794,789        5,846    (3,254,801)   (4,465,873)
Change in unrealized gains (losses).......   6,158    1,830     (444,175)   3,591,488     6,661,474    13,071,892
                                           -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations...............................   6,915    2,561      (61,414)   3,170,687     3,030,913     7,408,132
                                           -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --       --       26,052        2,368        13,229        96,413
Benefit payments..........................      --       --     (595,284)    (506,687)   (2,082,472)   (1,593,608)
Payments on termination...................  (1,071)  (3,789)  (3,197,043)  (2,686,086)   (8,247,752)   (6,115,684)
Contract Maintenance Charge...............     (27)     (26)     (60,439)     (71,912)      (84,596)      (97,107)
Transfers among the sub-accounts and with
 the Fixed Account--net...................       1   16,614   (1,017,086)  (1,131,161)   (5,752,115)   (2,627,279)
                                           -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions....................  (1,097)  12,799   (4,843,800)  (4,393,478)  (16,153,706)  (10,337,265)
                                           -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................   5,818   15,360   (4,905,214)  (1,222,791)  (13,122,793)   (2,929,133)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  44,062   28,702   27,157,575   28,380,366    73,511,275    76,440,408
                                           -------  -------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF PERIOD............... $49,880  $44,062  $22,252,361  $27,157,575  $ 60,388,482  $ 73,511,275
                                           =======  =======  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   5,357    3,642    2,945,967    3,442,288     6,809,249     7,865,531
       Units issued.......................      --    2,193       84,667       68,292       173,750       168,461
       Units redeemed.....................    (119)    (478)    (636,874)    (564,613)   (1,579,681)   (1,224,743)
                                           -------  -------  -----------  -----------  ------------  ------------
    Units outstanding at end of period....   5,238    5,357    2,393,760    2,945,967     5,403,318     6,809,249
                                           =======  =======  ===========  ===========  ============  ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                               ALLIANCE                  ALLIANCE                  ALLIANCE
                                          BERNSTEIN VARIABLE        BERNSTEIN VARIABLE        BERNSTEIN VARIABLE
                                          PRODUCT SERIES FUND       PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                        ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS
                                          INTERNATIONAL VALUE        LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                       ------------------------  ------------------------  ------------------------
                                           2011         2010         2011         2010         2011         2010
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   392,248  $   195,133  $  (300,393) $  (288,453) $  (318,065) $  (350,180)
Net realized gains (losses)...........  (1,074,573)  (1,561,063)     514,708       15,680      414,516     (142,595)
Change in unrealized gains
 (losses).............................  (3,045,290)   1,965,294   (1,035,026)   1,730,774   (2,382,958)   6,055,299
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (3,727,615)     599,364     (820,711)   1,458,001   (2,286,507)   5,562,524
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       5,738        3,407       14,700        5,942       15,689       80,140
Benefit payments......................    (425,476)    (392,236)    (438,015)    (443,764)    (243,293)    (400,828)
Payments on termination...............  (2,675,868)  (2,451,057)  (2,020,544)  (2,263,247)  (3,517,449)  (3,300,360)
Contract Maintenance Charge...........     (79,708)    (101,318)     (19,346)     (23,689)     (92,072)    (119,653)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   1,294,197      418,758     (563,766)    (528,037)  (1,013,765)    (798,694)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (1,881,117)  (2,522,446)  (3,026,971)  (3,252,795)  (4,850,890)  (4,539,395)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (5,608,732)  (1,923,082)  (3,847,682)  (1,794,794)  (7,137,397)   1,023,129
NET ASSETS AT BEGINNING
 OF PERIOD............................  20,933,861   22,856,943   20,928,601   22,723,395   26,111,672   25,088,543
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $15,325,129  $20,933,861  $17,080,919  $20,928,601  $18,974,275  $26,111,672
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,052,069    2,299,100    2,883,560    3,398,290    1,262,619    1,511,438
       Units issued...................     268,157      278,976      110,249      116,188       42,115       60,898
       Units redeemed.................    (424,712)    (526,007)    (523,655)    (630,918)    (283,024)    (309,717)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   1,895,514    2,052,069    2,470,154    2,883,560    1,021,710    1,262,619
                                       ===========  ===========  ===========  ===========  ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ALLIANCE              AMERICAN          AMERICAN
                                                       BERNSTEIN VARIABLE     CENTURY VARIABLE  CENTURY VARIABLE
                                                       PRODUCT SERIES FUND    PORTFOLIOS, INC.  PORTFOLIOS, INC.
                                                           SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ----------------------  -----------------  ----------------
                                                            ALLIANCE          AMERICAN CENTURY  AMERICAN CENTURY
                                                       BERNSTEIN VPS VALUE      VP BALANCED     VP INTERNATIONAL
                                                     ----------------------  -----------------  ----------------
                                                        2011        2010       2011     2010     2011   2010 (AG)
                                                     ----------  ----------  -------  --------  ------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (8,399) $    2,108  $    48  $     36  $   (3)  $   41
Net realized gains (losses).........................   (135,933)   (147,462)     (51)   (1,893)      8        2
Change in unrealized gains (losses).................     56,699     335,781      395     2,816    (654)     636
                                                     ----------  ----------  -------  --------  ------   ------
Increase (decrease) in net assets from operations...    (87,633)    190,427      392       959    (649)     679
                                                     ----------  ----------  -------  --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --          --       --        --      --       --
Benefit payments....................................    (85,600)    (18,368)      --        --      --       --
Payments on termination.............................   (261,184)   (220,092)    (684)     (617)     --       --
Contract Maintenance Charge.........................     (6,771)     (9,703)      --        --      (4)      (4)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (214,227)   (102,245)      --    (9,521)     --    4,210
                                                     ----------  ----------  -------  --------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................   (567,782)   (350,408)    (684)  (10,138)     (4)   4,206
                                                     ----------  ----------  -------  --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................   (655,415)   (159,981)    (292)   (9,179)   (653)   4,885
NET ASSETS AT BEGINNING OF PERIOD...................  2,097,886   2,257,867   10,650    19,829   4,885       --
                                                     ----------  ----------  -------  --------  ------   ------
NET ASSETS AT END OF PERIOD......................... $1,442,471  $2,097,886  $10,358  $ 10,650  $4,232   $4,885
                                                     ==========  ==========  =======  ========  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    231,115     272,285      688     1,410     322       --
       Units issued.................................      9,139      11,015       --        --      --      322
       Units redeemed...............................    (72,783)    (52,185)     (43)     (722)     --       --
                                                     ----------  ----------  -------  --------  ------   ------
    Units outstanding at end of period..............    167,471     231,115      645       688     322      322
                                                     ==========  ==========  =======  ========  ======   ======

--------
(ag)For the period beginning January 27, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK      DREYFUS VARIABLE
                                                     GROWTH FUND, INC.         INDEX FUND        INVESTMENT FUND
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                     -------------------  -------------------  ------------------
                                                          DREYFUS
                                                         SOCIALLY
                                                        RESPONSIBLE          DREYFUS STOCK
                                                        GROWTH FUND            INDEX FUND      VIF GROWTH & INCOME
                                                     -------------------  -------------------  ------------------
                                                       2011       2010      2011       2010      2011      2010
                                                      -------   -------   --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (75)   $   (97)  $  1,897  $   1,715  $   (246) $   (270)
Net realized gains (losses).........................   1,518     (2,520)     5,617      2,100    (2,439)   (3,300)
Change in unrealized gains (losses).................  (2,018)     4,619     (7,207)    58,302      (803)   22,524
                                                      -------   -------   --------  ---------  --------  --------
Increase (decrease) in net assets from operations...    (575)     2,002        307     62,117    (3,488)   18,954
                                                      -------   -------   --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --         --         --         --        --        --
Benefit payments....................................      --         --     (6,902)    (2,620)   (4,524)       --
Payments on termination.............................  (3,792)        --    (10,390)   (97,679)  (30,153)  (14,743)
Contract Maintenance Charge.........................      (9)        (9)      (344)      (386)      (98)     (106)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       6     (8,159)   (13,336)   (16,102)       47      (170)
                                                      -------   -------   --------  ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (3,795)    (8,168)   (30,972)  (116,787)  (34,728)  (15,019)
                                                      -------   -------   --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (4,370)    (6,166)   (30,665)   (54,670)  (38,216)    3,935
NET ASSETS AT BEGINNING OF PERIOD...................  18,353     24,519    472,436    527,106   125,793   121,858
                                                      -------   -------   --------  ---------  --------  --------
NET ASSETS AT END OF PERIOD......................... $13,983    $18,353   $441,771  $ 472,436  $ 87,577  $125,793
                                                      =======   =======   ========  =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,915      2,851     42,099     53,438    11,393    12,829
       Units issued.................................      --         --      3,040      4,568         4        --
       Units redeemed...............................    (515)      (936)    (6,215)   (15,907)   (3,135)   (1,436)
                                                      -------   -------   --------  ---------  --------  --------
    Units outstanding at end of period..............   1,400      1,915     38,924     42,099     8,262    11,393
                                                      =======   =======   ========  =========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    DREYFUS VARIABLE        DWS VARIABLE          DWS VARIABLE
                                                    INVESTMENT FUND     INVESTMENT SERIES I    INVESTMENT SERIES I
                                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  -------------------  ----------------------
                                                          VIF                                          DWS
                                                      MONEY MARKET         DWS BOND VIP A     CAPITAL GROWTH VIP A
                                                 ---------------------  -------------------  ----------------------
                                                    2011       2010        2011      2010       2011        2010
                                                 ---------  ----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (9,598) $  (12,642) $  30,828  $ 19,172  $      271  $    2,578
Net realized gains (losses).....................        --          --    (62,798)  (28,568)     44,860      25,740
Change in unrealized gains (losses).............        --          --     53,772    41,679    (102,810)    135,218
                                                 ---------  ----------  ---------  --------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (9,598)    (12,642)    21,802    32,283     (57,679)    163,536
                                                 ---------  ----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       650      71,065         --        --       1,500       1,500
Benefit payments................................   (15,227)    102,051     (4,398)   (2,307)     (1,745)     (4,050)
Payments on termination.........................  (458,625)   (464,271)  (151,273)  (20,950)    (34,388)   (275,523)
Contract Maintenance Charge.....................      (256)       (384)        --        --          --          --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   356,972     (57,171)   (96,530)   (7,385)   (109,776)     15,902
                                                 ---------  ----------  ---------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (116,486)   (348,710)  (252,201)  (30,642)   (144,409)   (262,171)
                                                 ---------  ----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (126,084)   (361,352)  (230,399)    1,641    (202,088)    (98,635)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   702,889   1,064,241    525,945   524,304   1,169,331   1,267,966
                                                 ---------  ----------  ---------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $ 576,805  $  702,889  $ 295,546  $525,945  $  967,243  $1,169,331
                                                 =========  ==========  =========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    64,599      97,043     37,888    40,060      94,538     118,804
       Units issued.............................    42,450      39,695     47,428    15,665      25,899      10,170
       Units redeemed...........................   (53,586)    (72,139)   (65,025)  (17,837)    (37,952)    (34,436)
                                                 ---------  ----------  ---------  --------  ----------  ----------
    Units outstanding at end of period..........    53,463      64,599     20,291    37,888      82,485      94,538
                                                 =========  ==========  =========  ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      DWS VARIABLE           DWS VARIABLE         DWS VARIABLE
                                                   INVESTMENT SERIES I   INVESTMENT SERIES I  INVESTMENT SERIES I
                                                       SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                 ----------------------  -------------------  -------------------
                                                    DWS GLOBAL SMALL        DWS GROWTH AND     DWS INTERNATIONAL
                                                  CAP GROWTH VIP A (J)       INCOME VIP A            VIP A
                                                 ----------------------  -------------------  -------------------
                                                    2011        2010       2011       2010      2011       2010
                                                 ----------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    9,178  $   (3,655) $  1,847  $   4,261  $  3,673  $   7,215
Net realized gains (losses).....................     11,128        (353)  (25,528)   (46,842)  (13,579)   (58,127)
Change in unrealized gains (losses).............   (151,443)    258,843    19,209     92,058   (51,919)    41,605
                                                 ----------  ----------  --------  ---------  --------  ---------
Increase (decrease) in net assets from
 operations.....................................   (131,137)    254,835    (4,472)    49,477   (61,825)    (9,307)
                                                 ----------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      5,105       4,880        --         --       480      1,080
Benefit payments................................     (1,696)    (16,182)   (1,965)    (2,232)     (477)    (3,971)
Payments on termination.........................    (34,064)   (176,639)  (25,079)   (75,815)  (22,313)   (69,422)
Contract Maintenance Charge.....................         --          --        --         --        --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    125,017     (76,165)   17,914    (24,559)  (12,784)   (57,023)
                                                 ----------  ----------  --------  ---------  --------  ---------
Increase (decrease) in net assets from contract
 transactions...................................     94,362    (264,106)   (9,130)  (102,606)  (35,094)  (129,336)
                                                 ----------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    (36,775)     (9,271)  (13,602)   (53,129)  (96,919)  (138,643)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,090,612   1,099,883   419,061    472,190   385,446    524,089
                                                 ----------  ----------  --------  ---------  --------  ---------
NET ASSETS AT END OF PERIOD..................... $1,053,837  $1,090,612  $405,459  $ 419,061  $288,527  $ 385,446
                                                 ==========  ==========  ========  =========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     42,438      53,809    39,787     50,922    33,909     46,467
       Units issued.............................     14,103       5,517    23,657      6,467        73        161
       Units redeemed...........................    (10,709)    (16,888)  (24,610)   (17,602)   (3,277)   (12,719)
                                                 ----------  ----------  --------  ---------  --------  ---------
    Units outstanding at end of period..........     45,832      42,438    38,834     39,787    30,705     33,909
                                                 ==========  ==========  ========  =========  ========  =========

--------
(j)Previously known as DWS Global Opportunities VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      DWS VARIABLE           DWS VARIABLE         DWS VARIABLE
                                                  INVESTMENT SERIES II   INVESTMENT SERIES II  INVESTMENT SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                                 ----------------------  --------------------  ------------------
                                                                                  DWS           DWS SMALL MID CAP
                                                  DWS BALANCED VIP A II  MONEY MARKET VIP A II GROWTH VIP A II (K)
                                                 ----------------------  --------------------  ------------------
                                                    2011        2010        2011       2010      2011       2010
                                                 ----------  ----------  ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   11,645  $   34,971  $  (2,093) $  (3,386) $   (736)  $ (2,370)
Net realized gains (losses).....................      6,186        (187)        --         --    23,878    (15,002)
Change in unrealized gains (losses).............    (44,163)    116,215         --         --   (33,303)    96,083
                                                 ----------  ----------  ---------  ---------  --------   --------
Increase (decrease) in net assets from
 operations.....................................    (26,332)    150,999     (2,093)    (3,386)  (10,161)    78,711
                                                 ----------  ----------  ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --          --    177,179         --       540        540
Benefit payments................................    (23,070)     (9,756)    (8,369)        --        --     (5,845)
Payments on termination.........................   (119,441)   (317,709)   (24,146)   (15,732)   (8,526)   (62,343)
Contract Maintenance Charge.....................         --          --         --         --        --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (88,249)     18,179   (238,875)  (221,971)  (25,609)     9,681
                                                 ----------  ----------  ---------  ---------  --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (230,760)   (309,286)   (94,211)  (237,703)  (33,595)   (57,967)
                                                 ----------  ----------  ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (257,092)   (158,287)   (96,304)  (241,089)  (43,756)    20,744
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,442,333   1,600,620    354,957    596,046   367,566    346,822
                                                 ----------  ----------  ---------  ---------  --------   --------
NET ASSETS AT END OF PERIOD..................... $1,185,241  $1,442,333  $ 258,653  $ 354,957  $323,810   $367,566
                                                 ==========  ==========  =========  =========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    121,881     149,344     33,575     55,955    31,970     38,752
       Units issued.............................      6,198       3,007     43,434     15,255    25,396      6,275
       Units redeemed...........................    (25,721)    (30,470)   (52,356)   (37,635)  (27,840)   (13,057)
                                                 ----------  ----------  ---------  ---------  --------   --------
    Units outstanding at end of period..........    102,358     121,881     24,653     33,575    29,526     31,970
                                                 ==========  ==========  =========  =========  ========   ========

--------
(k)Previously known as DWS Small Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                 FIDELITY VARIABLE
                                                  FEDERATED             FIDELITY VARIABLE       INSURANCE PRODUCTS
                                              INSURANCE SERIES       INSURANCE PRODUCTS FUND           FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  ----------------------
                                                  FEDERATED
                                             PRIME MONEY FUND II         VIP CONTRAFUND          VIP EQUITY-INCOME
                                          ------------------------  ------------------------  ----------------------
                                              2011         2010         2011         2010        2011        2010
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (141,129) $  (194,464) $   (23,749) $   (13,195) $    9,867  $    3,384
Net realized gains (losses)..............          --           --       11,478     (264,017)    (26,801)    (74,627)
Change in unrealized gains (losses)......          --           --     (141,592)   1,197,876      12,210     206,521
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    (141,129)    (194,464)    (153,863)     920,664      (4,724)    135,278
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,660        8,683       45,483       36,413       1,396         400
Benefit payments.........................    (410,788)    (836,215)      (1,402)     (62,617)    (32,486)    (75,200)
Payments on termination..................  (2,028,744)  (3,139,727)  (1,060,837)  (1,367,997)   (117,565)   (150,061)
Contract Maintenance Charge..............      (8,270)     (10,219)      (5,208)      (6,066)       (523)       (630)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     160,513     (581,128)    (531,259)    (121,682)    (13,032)    (47,526)
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (2,284,629)  (4,558,606)  (1,553,223)  (1,521,949)   (162,210)   (273,017)
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,425,758)  (4,753,070)  (1,707,086)    (601,285)   (166,934)   (137,739)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,241,512   15,994,582    6,551,941    7,153,226   1,087,100   1,224,839
                                          -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 8,815,754  $11,241,512  $ 4,844,855  $ 6,551,941  $  920,166  $1,087,100
                                          ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     916,815    1,287,483      416,956      526,191      85,799     109,366
       Units issued......................      57,753       52,241       22,229       34,865       2,627       5,258
       Units redeemed....................    (247,833)    (422,909)    (116,944)    (144,100)    (15,380)    (28,825)
                                          -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of period...     726,735      916,815      322,241      416,956      73,046      85,799
                                          ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    FIDELITY VARIABLE       FIDELITY VARIABLE       FIDELITY VARIABLE
                                                 INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                                 ----------------------  ----------------------  -----------------------
                                                       VIP GROWTH            VIP HIGH INCOME          VIP INDEX 500
                                                 ----------------------  ----------------------  -----------------------
                                                    2011        2010        2011        2010         2011        2010
                                                 ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (32,612) $  (36,613) $   54,987  $   77,438  $    20,460  $   26,091
Net realized gains (losses).....................     44,707    (181,565)    (22,706)    (27,380)     208,663      72,533
Change in unrealized gains (losses).............    (34,590)    867,975      (3,888)     96,864     (160,427)    524,321
                                                 ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (22,495)    649,797      28,393     146,922       68,696     622,945
                                                 ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     25,188      27,624       3,735       4,316       20,564      32,893
Benefit payments................................    (37,850)    (12,429)      2,551     (16,937)     (30,443)    (33,939)
Payments on termination.........................   (447,624)   (590,582)   (216,513)   (223,302)    (867,310)   (819,480)
Contract Maintenance Charge.....................     (4,083)     (4,584)       (944)     (1,035)      (3,932)     (4,585)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   (125,137)    (35,485)    (61,019)     34,961     (266,372)     56,869
                                                 ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (589,506)   (615,456)   (272,190)   (201,997)  (1,147,493)   (768,242)
                                                 ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (612,001)     34,341    (243,797)    (55,075)  (1,078,797)   (145,297)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,520,634   3,486,293   1,259,174   1,314,249    5,107,949   5,253,246
                                                 ----------  ----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD..................... $2,908,633  $3,520,634  $1,015,377  $1,259,174  $ 4,029,152  $5,107,949
                                                 ==========  ==========  ==========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    383,708     460,281      97,881     114,666      535,909     621,923
       Units issued.............................     18,500      38,404      14,169      12,311       27,921      29,526
       Units redeemed...........................    (81,277)   (114,977)    (35,526)    (29,096)    (142,372)   (115,540)
                                                 ----------  ----------  ----------  ----------  -----------  ----------
    Units outstanding at end of period..........    320,931     383,708      76,524      97,881      421,458     535,909
                                                 ==========  ==========  ==========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                        FIDELITY
                                                                                                        VARIABLE
                                                                                                       INSURANCE
                                                      FIDELITY VARIABLE       FIDELITY VARIABLE      PRODUCTS FUND
                                                   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
                                                         SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                                   ----------------------  ----------------------  -----------------
                                                                                                       VIP ASSET
                                                             VIP                                     MANAGER GROWTH
                                                    INVESTMENT GRADE BOND       VIP OVERSEAS       (SERVICE CLASS 2)
                                                   ----------------------  ----------------------  -----------------
                                                      2011        2010        2011        2010       2011      2010
                                                   ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   25,880  $   45,092  $     (542) $      494  $   (479) $  (579)
Net realized gains (losses).......................     73,972      47,526     (15,265)    (83,942)    7,560    1,164
Change in unrealized gains (losses)...............      5,275      50,752    (192,264)    209,554   (16,951)  11,259
                                                   ----------  ----------  ----------  ----------  --------  -------
Increase (decrease) in net assets from operations.    105,127     143,370    (208,071)    126,106    (9,870)  11,844
                                                   ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      5,864       6,269       6,339      13,780        --       --
Benefit payments..................................     (9,904)    (61,833)     19,423      (3,801)       --       --
Payments on termination...........................   (406,525)   (549,089)   (162,288)   (176,418)  (45,573)  (4,631)
Contract Maintenance Charge.......................     (1,537)     (1,883)     (1,171)     (1,397)       (5)      --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   (248,399)    158,180    (198,422)     34,758     9,479       --
                                                   ----------  ----------  ----------  ----------  --------  -------
Increase (decrease) in net assets from contract
 transactions.....................................   (660,501)   (448,356)   (336,119)   (133,078)  (36,099)  (4,631)
                                                   ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS.................   (555,374)   (304,986)   (544,190)     (6,972)  (45,969)   7,213
NET ASSETS AT BEGINNING OF PERIOD.................  2,070,659   2,375,645   1,479,165   1,486,137    95,258   88,045
                                                   ----------  ----------  ----------  ----------  --------  -------
NET ASSETS AT END OF PERIOD....................... $1,515,285  $2,070,659  $  934,975  $1,479,165  $ 49,289  $95,258
                                                   ==========  ==========  ==========  ==========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......    120,751     147,457     128,034     143,018     8,119    8,576
       Units issued...............................      3,767      17,822       7,005      21,618     1,194       --
       Units redeemed.............................    (41,304)    (44,528)    (35,971)    (36,602)   (4,786)    (457)
                                                   ----------  ----------  ----------  ----------  --------  -------
    Units outstanding at end of period............     83,214     120,751      99,068     128,034     4,527    8,119
                                                   ==========  ==========  ==========  ==========  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                FIDELITY VARIABLE        FIDELITY VARIABLE        FIDELITY VARIABLE
                                             INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                   SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           --------------------------  ---------------------   --------------------------
                                                 VIP CONTRAFUND          VIP EQUITY-INCOME         VIP FREEDOM 2010
                                                (SERVICE CLASS 2)        (SERVICE CLASS 2)     PORTFOLIO (SERVICE CLASS 2)
                                           --------------------------  ---------------------   --------------------------
                                               2011          2010         2011        2010        2011           2010
                                           ------------  ------------  ---------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (604,714) $   (475,803) $   4,015   $   (1,240) $   21,497    $    19,929
Net realized gains (losses)...............   (2,822,473)   (4,249,770)   (25,196)     (66,354)    104,593         75,226
Change in unrealized gains (losses).......      878,933    15,293,860     20,481      174,359    (305,141)       843,474
                                           ------------  ------------  ---------   ----------   ----------   -----------
Increase (decrease) in net assets from
 operations...............................   (2,548,254)   10,568,287       (700)     106,765    (179,051)       938,629
                                           ------------  ------------  ---------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      155,666        16,408         --        3,887      27,303         10,414
Benefit payments..........................   (1,489,980)   (1,319,185)   (35,136)     (14,651)   (129,009)      (300,105)
Payments on termination...................  (11,401,366)   (9,213,454)  (181,243)    (199,696)   (955,780)    (1,562,727)
Contract Maintenance Charge...............     (286,387)     (339,882)      (327)        (420)    (39,767)       (42,671)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (3,098,273)      402,738        185       (5,952)    747,779        508,472
                                           ------------  ------------  ---------   ----------   ----------   -----------
Increase (decrease) in net assets from
 contract transactions....................  (16,120,340)  (10,453,375)  (216,521)    (216,832)   (349,474)    (1,386,617)
                                           ------------  ------------  ---------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (18,668,594)      114,912   (217,221)    (110,067)   (528,525)      (447,988)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   77,662,019    77,547,107    907,769    1,017,836   9,257,743      9,705,731
                                           ------------  ------------  ---------   ----------   ----------   -----------
NET ASSETS AT END OF PERIOD............... $ 58,993,425  $ 77,662,019  $ 690,548   $  907,769  $8,729,218    $ 9,257,743
                                           ============  ============  =========   ==========   ==========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    6,780,816     7,787,960     84,114      106,370     834,336        968,860
       Units issued.......................      395,281       493,420      2,460        3,725     140,915        181,211
       Units redeemed.....................   (1,777,770)   (1,500,564)   (22,051)     (25,981)   (171,049)      (315,735)
                                           ------------  ------------  ---------   ----------   ----------   -----------
    Units outstanding at end of period....    5,398,327     6,780,816     64,523       84,114     804,202        834,336
                                           ============  ============  =========   ==========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FIDELITY                  FIDELITY                FIDELITY
                                              VARIABLE INSURANCE        VARIABLE INSURANCE      VARIABLE INSURANCE
                                                 PRODUCTS FUND            PRODUCTS FUND            PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------  -----------------------  ----------------------
                                                  VIP FREEDOM              VIP FREEDOM              VIP FREEDOM
                                                2020 PORTFOLIO            2030 PORTFOLIO         INCOME PORTFOLIO
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                           ------------------------  -----------------------  ----------------------
                                               2011         2010         2011        2010        2011        2010
                                           -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $     9,234  $    17,929  $    (1,843) $    7,990  $     (721) $   (4,636)
Net realized gains (losses)...............      86,429      (18,723)      54,987      12,092      25,930     124,505
Change in unrealized gains (losses).......    (286,775)     834,692     (104,202)    417,593     (46,140)     71,310
                                           -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    (191,112)     833,898      (51,058)    437,675     (20,931)    191,179
                                           -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       1,440       30,275       12,204         400      15,870      22,264
Benefit payments..........................    (168,950)     (27,743)          --     (14,855)    (42,752)    (61,382)
Payments on termination...................  (1,118,589)  (1,447,567)  (1,095,724)   (152,716)   (938,108)   (243,457)
Contract Maintenance Charge...............     (37,439)     (40,886)     (15,577)    (16,329)    (17,529)    (18,955)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     513,021      453,514     (240,080)    438,200     954,655    (369,590)
                                           -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................    (810,517)  (1,032,407)  (1,339,177)    254,700     (27,864)   (671,120)
                                           -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,001,629)    (198,509)  (1,390,235)    692,375     (48,795)   (479,941)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   7,167,565    7,366,074    3,559,609   2,867,234   3,212,530   3,692,471
                                           -----------  -----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 6,165,936  $ 7,167,565  $ 2,169,374  $3,559,609  $3,163,735  $3,212,530
                                           ===========  ===========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     671,111      775,355      346,435     317,777     284,700     345,298
       Units issued.......................     181,833      110,194       79,183      61,992     101,539      66,084
       Units redeemed.....................    (258,133)    (214,438)    (205,360)    (33,334)   (105,737)   (126,682)
                                           -----------  -----------  -----------  ----------  ----------  ----------
    Units outstanding at end of period....     594,811      671,111      220,258     346,435     280,502     284,700
                                           ===========  ===========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           FIDELITY VARIABLE          FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                              SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ------------------------  -----------------------
                                               VIP GROWTH            VIP GROWTH & INCOME        VIP GROWTH STOCK
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ----------------------  ------------------------  -----------------------
                                             2011        2010         2011         2010         2011        2010
                                           ---------   --------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (2,755)   $ (3,521)  $    30,369  $  (120,785) $   (34,343) $  (21,878)
Net realized gains (losses)..............    23,137        (476)     (103,839)    (438,328)     109,160     (15,436)
Change in unrealized gains (losses)......   (18,738)     47,873       214,920    1,758,468     (130,028)    264,330
                                           ---------   --------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................     1,644      43,876       141,450    1,199,355      (55,211)    227,016
                                           ---------   --------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       105         180           240          650        2,275       4,064
Benefit payments.........................        --      (4,485)     (318,151)    (156,831)     (56,142)    (19,496)
Payments on termination..................  (111,816)    (46,595)   (1,355,913)  (1,411,456)    (533,113)   (342,458)
Contract Maintenance Charge..............      (152)       (162)      (39,055)     (46,802)     (10,455)     (5,105)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (4,061)     (8,448)    2,940,316       (3,452)    (513,297)  1,023,187
                                           ---------   --------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (115,924)    (59,510)    1,227,437   (1,617,891)  (1,110,732)    660,192
                                           ---------   --------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (114,280)    (15,634)    1,368,887     (418,536)  (1,165,943)    887,208
NET ASSETS AT BEGINNING OF
 PERIOD..................................   234,553     250,187     9,824,918   10,243,454    2,481,049   1,593,841
                                           ---------   --------   -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 120,273    $234,553   $11,193,805  $ 9,824,918  $ 1,315,106  $2,481,049
                                           =========   ========   ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    26,806      34,865       903,154    1,060,962      232,528     175,767
       Units issued......................       547         970       336,864       95,071       49,735     133,604
       Units redeemed....................   (13,655)     (9,029)     (211,687)    (252,879)    (156,871)    (76,843)
                                           ---------   --------   -----------  -----------  -----------  ----------
    Units outstanding at end of
     period..............................    13,698      26,806     1,028,331      903,154      125,392     232,528
                                           =========   ========   ===========  ===========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               FIDELITY VARIABLE        FIDELITY VARIABLE     FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------------  -----------------------  ----------------------
                                                                                              VIP INVESTMENT
                                                VIP HIGH INCOME           VIP INDEX 500         GRADE BOND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                           ------------------------  -----------------------  ----------------------
                                               2011         2010        2011         2010      2011        2010
                                           -----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   337,295  $   435,900  $   10,483  $     8,498  $   21      $   25
Net realized gains (losses)...............     (19,373)     (53,480)    130,880      (44,787)     39          15
Change in unrealized gains (losses).......    (162,363)     484,462    (108,172)     856,019      14          35
                                           -----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 operations...............................     155,559      866,882      33,191      819,730      74          75
                                           -----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         144          618       4,153        7,411      --          --
Benefit payments..........................    (183,995)    (148,678)    (82,003)    (291,997)     --          --
Payments on termination...................  (1,218,398)  (1,096,871)   (888,331)  (1,194,267)     --          --
Contract Maintenance Charge...............     (25,747)     (31,538)    (34,663)     (34,795)     (4)         (4)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     116,062      (94,068)    268,730      535,741     (13)         48
                                           -----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 contract transactions....................  (1,311,934)  (1,370,537)   (732,114)    (977,907)    (17)         44
                                           -----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,156,375)    (503,655)   (698,923)    (158,177)     57         119
NET ASSETS AT BEGINNING OF
 PERIOD...................................   7,632,681    8,136,336   7,385,454    7,543,631   1,396       1,277
                                           -----------  -----------  ----------  -----------    ------      ------
NET ASSETS AT END OF PERIOD............... $ 6,476,306  $ 7,632,681  $6,686,531  $ 7,385,454  $1,453      $1,396
                                           ===========  ===========  ==========  ===========    ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     560,690      668,686     756,651      872,816     101          98
       Units issued.......................      43,234       31,370     137,339      152,768      --           3
       Units redeemed.....................    (138,281)    (139,366)   (210,153)    (268,933)     (1)         --
                                           -----------  -----------  ----------  -----------    ------      ------
    Units outstanding at end of period....     465,643      560,690     683,837      756,651     100         101
                                           ===========  ===========  ==========  ===========    ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     FIDELITY VARIABLE         FIDELITY VARIABLE       FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                                     (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                        SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------------  -------------------------  ----------------------
                                                        VIP MIDCAP              VIP MONEY MARKET         VIP OVERSEAS
                                                     (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                 ------------------------  -------------------------  ----------------------
                                                     2011         2010         2011          2010       2011        2010
                                                 -----------  -----------  ------------  -----------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (322,486) $  (312,965) $   (285,714) $  (332,736) $   (233)   $   (384)
Net realized gains (losses).....................     136,309     (322,620)           --       11,596    (2,031)    (17,638)
Change in unrealized gains (losses).............  (2,336,860)   5,701,885            --           --    (4,893)     24,429
                                                 -----------  -----------  ------------  -----------   --------    --------
Increase (decrease) in net assets from
 operations.....................................  (2,523,037)   5,066,300      (285,714)    (321,140)   (7,157)      6,407
                                                 -----------  -----------  ------------  -----------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      19,527       33,882        24,734       13,482        --          --
Benefit payments................................    (401,345)    (129,895)     (478,568)    (491,411)  (10,837)         --
Payments on termination.........................  (2,812,734)  (2,702,859)  (11,163,415)  (8,402,650)   (4,820)    (48,760)
Contract Maintenance Charge.....................     (84,160)     (93,436)      (71,327)     (90,172)      (19)        (21)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................  (1,536,296)     627,522     9,754,805    3,266,119        75        (598)
                                                 -----------  -----------  ------------  -----------   --------    --------
Increase (decrease) in net assets from contract
 transactions...................................  (4,815,008)  (2,264,786)   (1,933,771)  (5,704,632)  (15,601)    (49,379)
                                                 -----------  -----------  ------------  -----------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (7,338,045)   2,801,514    (2,219,485)  (6,025,772)  (22,758)    (42,972)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  23,239,049   20,437,535    18,304,182   24,329,954    55,229      98,201
                                                 -----------  -----------  ------------  -----------   --------    --------
NET ASSETS AT END OF PERIOD..................... $15,901,004  $23,239,049  $ 16,084,697  $18,304,182  $ 32,471    $ 55,229
                                                 ===========  ===========  ============  ===========   ========    ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,727,525    1,916,560     1,776,652    2,328,088     4,410       8,999
       Units issued.............................     127,411      220,673     1,349,456    1,019,291         5         663
       Units redeemed...........................    (502,307)    (409,708)   (1,536,107)  (1,570,727)   (1,289)     (5,252)
                                                 -----------  -----------  ------------  -----------   --------    --------
    Units outstanding at end of period..........   1,352,629    1,727,525     1,590,001    1,776,652     3,126       4,410
                                                 ===========  ===========  ============  ===========   ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FRANKLIN                 FRANKLIN                  FRANKLIN
                                              TEMPLETON VARIABLE       TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           -----------------------  ------------------------  ------------------------
                                              FRANKLIN FLEX CAP        FRANKLIN GROWTH AND            FRANKLIN
                                              GROWTH SECURITIES         INCOME SECURITIES      HIGH INCOME SECURITIES
                                           -----------------------  ------------------------  ------------------------
                                               2011        2010         2011         2010         2011         2010
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (61,293) $  (69,668) $   825,017  $   894,935  $   523,446  $   573,132
Net realized gains (losses)...............     205,148      83,932   (1,685,781)  (2,699,961)     159,605       82,635
Change in unrealized gains (losses).......    (344,178)    555,157    1,213,282    7,757,028     (345,045)     647,534
                                           -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    (200,323)    569,421      352,518    5,952,002      338,006    1,303,301
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          --         140       40,583       54,991        3,600        3,869
Benefit payments..........................     (92,756)    (22,363)  (1,450,898)  (1,145,277)    (406,346)    (231,734)
Payments on termination...................    (546,104)   (539,855)  (6,882,166)  (4,827,021)  (1,894,199)  (1,294,554)
Contract Maintenance Charge...............     (16,369)    (21,708)    (170,233)    (193,498)     (26,077)     (29,728)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (179,612)    (28,432)  (1,213,523)    (881,805)     238,532    1,327,217
                                           -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................    (834,841)   (612,218)  (9,676,237)  (6,992,610)  (2,084,490)    (224,930)
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,035,164)    (42,797)  (9,323,719)  (1,040,608)  (1,746,484)   1,078,371
NET ASSETS AT BEGINNING OF
 PERIOD...................................   4,239,551   4,282,348   44,507,677   45,548,285   12,421,765   11,343,394
                                           -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 3,204,387  $4,239,551  $35,183,958  $44,507,677  $10,675,281  $12,421,765
                                           ===========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     344,012     397,339    3,005,843    3,531,199      892,914      908,471
       Units issued.......................      22,646      37,861      134,045      185,818      117,748      218,457
       Units redeemed.....................     (89,564)    (91,188)    (780,206)    (711,174)    (263,683)    (234,014)
                                           -----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....     277,094     344,012    2,359,682    3,005,843      746,979      892,914
                                           ===========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FRANKLIN                   FRANKLIN                  FRANKLIN
                                              TEMPLETON VARIABLE         TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                   FRANKLIN              FRANKLIN LARGE CAP        FRANKLIN SMALL CAP
                                               INCOME SECURITIES          GROWTH SECURITIES         VALUE SECURITIES
                                          --------------------------  ------------------------  ------------------------
                                              2011          2010          2011         2010         2011         2010
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  7,556,445  $ 10,129,839  $  (393,649) $  (358,875) $  (337,560) $  (335,811)
Net realized gains (losses)..............   (1,736,616)   (4,223,882)    (183,311)  (1,176,506)     803,963     (358,825)
Change in unrealized gains (losses)......   (3,947,055)   14,377,060     (606,908)   6,094,451   (2,434,752)  10,269,559
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    1,872,774    20,283,017   (1,183,868)   4,559,070   (1,968,349)   9,574,923
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      246,395       304,232       77,206      112,383      208,303      117,855
Benefit payments.........................   (4,801,425)   (6,177,842)  (1,440,534)  (1,536,320)    (830,417)    (805,723)
Payments on termination..................  (27,077,404)  (26,082,040)  (5,450,210)  (5,679,305)  (5,313,367)  (4,031,722)
Contract Maintenance Charge..............     (559,649)     (679,988)    (173,669)    (205,508)    (133,041)    (152,310)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,793,631)      867,851     (895,327)    (466,493)    (676,661)  (1,841,446)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (34,985,714)  (31,767,787)  (7,882,534)  (7,775,243)  (6,745,183)  (6,713,346)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (33,112,940)  (11,484,770)  (9,066,402)  (3,216,173)  (8,713,532)   2,861,577
NET ASSETS AT BEGINNING OF
 PERIOD..................................  196,461,622   207,946,392   47,796,739   51,012,912   42,888,435   40,026,858
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $163,348,682  $196,461,622  $38,730,337  $47,796,739  $34,174,903  $42,888,435
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   14,345,267    16,849,645    4,419,523    5,184,111    2,037,656    2,386,703
       Units issued......................      720,683     1,210,981      257,255      351,252      179,005      173,002
       Units redeemed....................   (3,234,757)   (3,715,359)    (982,847)  (1,115,840)    (485,766)    (522,049)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   11,831,193    14,345,267    3,693,931    4,419,523    1,730,895    2,037,656
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 FRANKLIN                  FRANKLIN                  FRANKLIN
                                            TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   ------------------------  ------------------------
                                          FRANKLIN SMALL-MID CAP           FRANKLIN                MUTUAL GLOBAL
                                             GROWTH SECURITIES          U.S. GOVERNMENT        DISCOVERY SECURITIES
                                          ----------------------   ------------------------  ------------------------
                                             2011         2010         2011         2010         2011         2010
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (32,185)  $  (36,213) $   500,729  $   643,332  $   129,459  $   (76,409)
Net realized gains (losses)..............    230,406       71,836      381,751      395,560      540,827     (282,459)
Change in unrealized gains (losses)......   (303,754)     480,954      352,934      401,349   (1,552,608)   2,733,316
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (105,533)     516,577    1,235,414    1,440,241     (882,322)   2,374,448
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,700       18,605        4,163        3,300        8,856        2,012
Benefit payments.........................    (11,934)     (13,812)    (606,010)    (794,871)    (459,234)    (752,647)
Payments on termination..................   (316,087)    (321,701)  (4,457,297)  (5,993,495)  (3,884,375)  (2,667,236)
Contract Maintenance Charge..............     (7,091)      (7,953)    (135,650)    (172,622)     (93,830)    (112,915)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (374,036)     (72,929)  (2,741,339)     541,092     (658,472)   1,343,817
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (703,448)    (397,790)  (7,936,133)  (6,416,596)  (5,087,055)  (2,186,969)
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (808,981)     118,787   (6,700,719)  (4,976,355)  (5,969,377)     187,479
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,426,625    2,307,838   36,871,865   41,848,220   25,012,560   24,825,081
                                          ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,617,644   $2,426,625  $30,171,146  $36,871,865  $19,043,183  $25,012,560
                                          ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    124,888      150,983    2,989,590    3,518,727    2,063,633    2,262,824
       Units issued......................      4,698        3,233      277,846      543,583      159,024      310,856
       Units redeemed....................    (40,421)     (29,328)    (915,113)  (1,072,720)    (578,494)    (510,047)
                                          ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     89,165      124,888    2,352,323    2,989,590    1,644,163    2,063,633
                                          ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             FRANKLIN                   FRANKLIN                   FRANKLIN
                                        TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                     INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                            SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------  ------------------------  --------------------------
                                                                  TEMPLETON DEVELOPING             TEMPLETON
                                     MUTUAL SHARES SECURITIES      MARKETS SECURITIES         FOREIGN SECURITIES
                                    --------------------------  ------------------------  --------------------------
                                        2011          2010          2011         2010         2011          2010
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    640,209  $    (55,215) $  (167,032) $      (124) $    130,350  $    356,817
Net realized gains (losses)........   (1,483,743)   (3,250,005)     284,654     (154,510)   (1,417,766)   (3,965,952)
Change in unrealized gains
 (losses)..........................   (1,272,604)   13,183,136   (4,662,329)   4,344,088   (11,108,527)   11,120,872
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   (2,116,138)    9,877,916   (4,544,707)   4,189,454   (12,395,943)    7,511,737
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      169,434        94,631      106,220       81,150       190,283       205,902
Benefit payments...................   (2,320,242)   (3,639,994)    (228,412)    (302,337)   (2,909,368)   (3,900,143)
Payments on termination............  (14,979,819)  (12,884,570)  (4,355,158)  (3,306,712)  (15,602,574)  (14,350,770)
Contract Maintenance Charge........     (328,626)     (403,178)    (108,718)    (130,596)     (387,295)     (472,457)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................   (5,297,279)     (768,959)     208,647     (290,415)      762,114       861,269
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (22,756,532)  (17,602,070)  (4,377,421)  (3,948,910)  (17,946,840)  (17,656,199)
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (24,872,670)   (7,724,154)  (8,922,128)     240,544   (30,342,783)  (10,144,462)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  109,830,766   117,554,920   30,099,629   29,859,085   124,837,470   134,981,932
                                    ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 84,958,096  $109,830,766  $21,177,501  $30,099,629  $ 94,494,687  $124,837,470
                                    ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    7,794,175     9,118,751      793,285      910,005     7,285,652     8,365,118
       Units issued................      317,314       487,613      104,476      106,223       705,645       690,334
       Units redeemed..............   (1,913,057)   (1,812,189)    (224,349)    (222,943)   (1,705,829)   (1,769,800)
                                    ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................    6,198,432     7,794,175      673,412      793,285     6,285,468     7,285,652
                                    ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 FRANKLIN                 FRANKLIN                GOLDMAN SACHS
                                            TEMPLETON VARIABLE       TEMPLETON VARIABLE             VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST      INSURANCE TRUST
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   ----------------------   ------------------------
                                                 TEMPLETON                TEMPLETON
                                          GLOBAL BOND SECURITIES      GROWTH SECURITIES        VIT LARGE CAP VALUE
                                          ----------------------   ----------------------   ------------------------
                                             2011         2010        2011         2010         2011         2010
                                          ----------   ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  100,311   $   (2,997) $   (1,051)  $     (555) $   (25,145) $   (50,550)
Net realized gains (losses)..............    166,659      111,163     (24,859)     (83,847)    (165,373)    (290,275)
Change in unrealized gains (losses)......   (314,901)     225,717     (54,122)     151,960     (216,012)     829,408
                                          ----------   ----------  ----------   ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (47,931)     333,883     (80,032)      67,558     (406,530)     488,583
                                          ----------   ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      2,000          501         300        7,950          144          785
Benefit payments.........................    (54,269)     (32,530)    (35,503)     (24,091)     (92,953)    (193,608)
Payments on termination..................   (599,580)    (382,128)   (188,349)    (230,470)    (775,066)    (915,952)
Contract Maintenance Charge..............     (6,738)      (7,408)       (516)        (623)     (20,569)     (25,829)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    183,939        5,351     (22,564)     (41,998)     251,238       19,896
                                          ----------   ----------  ----------   ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (474,648)    (416,214)   (246,632)    (289,232)    (637,206)  (1,114,708)
                                          ----------   ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (522,579)     (82,331)   (326,664)    (221,674)  (1,043,736)    (626,125)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,772,254    2,854,585   1,320,357    1,542,031    5,229,973    5,856,098
                                          ----------   ----------  ----------   ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $2,249,675   $2,772,254  $  993,693   $1,320,357  $ 4,186,237  $ 5,229,973
                                          ==========   ==========  ==========   ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    112,541      130,714      84,921      105,897      504,219      616,858
       Units issued......................     11,901        9,628         245        4,487       73,820       41,647
       Units redeemed....................    (32,256)     (27,801)    (15,791)     (25,463)    (136,534)    (154,286)
                                          ----------   ----------  ----------   ----------  -----------  -----------
    Units outstanding at end of period...     92,186      112,541      69,375       84,921      441,505      504,219
                                          ==========   ==========  ==========   ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          GOLDMAN SACHS         GOLDMAN SACHS     GOLDMAN SACHS
                                                             VARIABLE              VARIABLE         VARIABLE
                                                         INSURANCE TRUST       INSURANCE TRUST   INSURANCE TRUST
                                                           SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                     -----------------------  -----------------  --------------
                                                                                                  VIT STRATEGIC
                                                                                VIT STRATEGIC     INTERNATIONAL
                                                        VIT MID CAP VALUE           GROWTH           EQUITY
                                                     -----------------------  -----------------  --------------
                                                         2011        2010       2011     2010     2011    2010
                                                     -----------  ----------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (44,386) $  (49,712) $  (151) $   (325) $   44  $   (2)
Net realized gains (losses).........................     (77,647)   (278,785)      31       (81)      4      15
Change in unrealized gains (losses).................    (249,718)  1,395,668     (541)    2,414    (481)    196
                                                     -----------  ----------  -------  --------  ------  ------
Increase (decrease) in net assets from operations...    (371,751)  1,067,171     (661)    2,008    (433)    209
                                                     -----------  ----------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       4,360         350       --        --      --      --
Benefit payments....................................     (93,276)    (75,672)      --        --      --    (500)
Payments on termination.............................    (498,520)   (574,803)    (386)   (4,082)     --     259
Contract Maintenance Charge.........................     (19,204)    (23,309)     (23)      (30)     (6)     (7)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (75,735)   (249,279)      (1)  (11,162)     --       3
                                                     -----------  ----------  -------  --------  ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................    (682,375)   (922,713)    (410)  (15,274)     (6)   (245)
                                                     -----------  ----------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS...................  (1,054,126)    144,458   (1,071)  (13,266)   (439)    (36)
NET ASSETS AT BEGINNING OF PERIOD...................   5,352,087   5,207,629   17,305    30,571   2,633   2,669
                                                     -----------  ----------  -------  --------  ------  ------
NET ASSETS AT END OF PERIOD......................... $ 4,297,961  $5,352,087  $16,234  $ 17,305  $2,194  $2,633
                                                     ===========  ==========  =======  ========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     404,671     485,290    1,767     3,755     304     326
       Units issued.................................      17,560      20,733       --        --      --      23
       Units redeemed...............................     (70,564)   (101,352)     (36)   (1,988)     --     (45)
                                                     -----------  ----------  -------  --------  ------  ------
    Units outstanding at end of period..............     351,667     404,671    1,731     1,767     304     304
                                                     ===========  ==========  =======  ========  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           GOLDMAN SACHS VARIABLE    GOLDMAN SACHS VARIABLE            INVESCO
                                               INSURANCE TRUST           INSURANCE TRUST         INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------------
                                               VIT STRUCTURED            VIT STRUCTURED             INVESCO V. I.
                                              SMALL CAP EQUITY             U.S. EQUITY                 BALANCED
                                          ------------------------  ------------------------  -------------------------
                                              2011         2010         2011         2010      2011 (L)(M)      2010
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (92,608) $  (121,968) $    (2,100) $   (19,066) $    269,155  $   100,434
Net realized gains (losses)..............    (325,005)    (924,509)    (162,460)    (420,374)   (1,601,451)    (785,179)
Change in unrealized gains (losses)......     387,253    3,867,739      376,092    1,300,129     2,412,621    1,796,922
                                          -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................     (30,360)   2,821,262      211,532      860,689     1,080,325    1,112,177
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,622        1,551          240          670        11,754        3,605
Benefit payments.........................    (141,471)    (153,434)    (161,904)    (161,796)     (243,917)    (740,069)
Payments on termination..................  (1,580,203)  (1,682,365)    (954,400)    (988,380)     (646,832)  (1,877,837)
Contract Maintenance Charge..............     (39,973)     (46,004)     (30,427)     (35,936)       (3,277)     (10,251)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (451,151)    (733,286)    (442,177)    (188,128)  (18,472,950)    (375,626)
                                          -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,210,176)  (2,613,538)  (1,588,668)  (1,373,570)  (19,355,222)  (3,000,178)
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,240,536)     207,724   (1,377,136)    (512,881)  (18,274,897)  (1,888,001)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,508,251   11,300,527    7,920,746    8,433,627    18,274,897   20,162,898
                                          -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,267,715  $11,508,251  $ 6,543,610  $ 7,920,746  $         --  $18,274,897
                                          ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,062,160    1,337,942      799,207      944,944     1,812,106    2,124,246
       Units issued......................      62,211       39,352       22,602       51,678        24,442      110,001
       Units redeemed....................    (261,289)    (315,134)    (177,016)    (197,415)   (1,836,548)    (422,141)
                                          -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................     863,082    1,062,160      644,793      799,207            --    1,812,106
                                          ===========  ===========  ===========  ===========  ============  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO                    INVESCO                    INVESCO
                                             INVESTMENT SERVICES        INVESTMENT SERVICES        INVESTMENT SERVICES
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                             INVESCO V. I. BASIC       INVESCO V. I. CAPITAL      INVESCO V. I. CAPITAL
                                                    VALUE                  APPRECIATION                DEVELOPMENT
                                          ------------------------  --------------------------  ------------------------
                                              2011         2010         2011          2010          2011         2010
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (42,211) $   (73,243) $   (850,217) $   (519,694) $  (118,590) $  (138,179)
Net realized gains (losses)..............    (463,059)    (844,115)     (907,900)   (3,015,082)     249,370     (119,345)
Change in unrealized gains (losses)......     190,940    1,365,670    (3,905,946)   12,640,587     (748,448)   1,778,061
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (314,330)     448,312    (5,664,063)    9,105,811     (617,668)   1,520,537
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       3,358           28        63,135       107,734       11,878           30
Benefit payments.........................    (210,380)    (234,521)   (1,775,663)   (2,226,398)    (279,482)    (401,726)
Payments on termination..................    (583,393)  (1,038,118)   (7,472,312)   (7,055,556)    (676,849)    (789,275)
Contract Maintenance Charge..............      (4,036)      (4,689)      (44,435)      (50,421)      (3,650)      (3,841)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (565,006)    (464,869)   (3,392,474)   (3,756,266)  (1,556,560)      10,977
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,359,457)  (1,742,169)  (12,621,749)  (12,980,907)  (2,504,663)  (1,183,835)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,673,787)  (1,293,857)  (18,285,812)   (3,875,096)  (3,122,331)     336,702
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,583,534    9,877,391    73,433,768    77,308,864   10,305,289    9,968,587
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 6,909,747  $ 8,583,534  $ 55,147,956  $ 73,433,768  $ 7,182,958  $10,305,289
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     807,774      983,677     8,324,471     9,902,193      657,148      741,598
       Units issued......................      44,262       61,140       165,719       211,149       40,496       42,350
       Units redeemed....................    (171,331)    (237,043)   (1,666,571)   (1,788,871)    (206,257)    (126,800)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     680,705      807,774     6,823,619     8,324,471      491,387      657,148
                                          ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO                    INVESCO                    INVESCO
                                              INVESTMENT SERVICES        INVESTMENT SERVICES        INVESTMENT SERVICES
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  ------------------------  --------------------------
                                                 INVESCO V. I.              INVESCO V. I.              INVESCO V. I.
                                                  CORE EQUITY            DIVERSIFIED INCOME           DIVIDEND GROWTH
                                          --------------------------  ------------------------  --------------------------
                                              2011          2010          2011         2010         2011          2010
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (458,992) $   (493,179) $   395,559  $   453,614  $    509,088  $    684,384
Net realized gains (losses)..............    2,440,088       540,824     (500,345)    (814,228)    3,980,996     2,232,300
Change in unrealized gains (losses)......   (2,811,179)    7,579,190      646,481    1,250,528    (5,975,594)   11,004,066
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................     (830,083)    7,626,835      541,695      889,914    (1,485,510)   13,920,750
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      153,124       145,362          390        7,886       170,387       298,464
Benefit payments.........................   (3,737,580)   (2,988,177)    (264,666)    (461,464)   (6,489,144)   (7,159,406)
Payments on termination..................  (10,208,450)  (10,449,307)  (1,255,563)  (1,194,986)  (14,107,456)  (16,733,908)
Contract Maintenance Charge..............      (59,112)      (67,768)      (3,716)      (3,987)      (97,797)     (113,301)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,019,350)   (4,597,658)     792,696     (425,799)   (3,889,578)   (2,617,738)
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (17,871,368)  (17,957,548)    (730,859)  (2,078,350)  (24,413,588)  (26,325,889)
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (18,701,451)  (10,330,713)    (189,164)  (1,188,436)  (25,899,098)  (12,405,139)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  102,269,533   112,600,246   10,007,096   11,195,532   166,267,220   178,672,359
                                          ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 83,568,082  $102,269,533  $ 9,817,932  $10,007,096  $140,368,122  $166,267,220
                                          ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    7,679,325     9,115,735      831,178    1,011,905     6,213,152     7,305,907
       Units issued......................      207,766       249,348      131,063       78,974       101,585       141,825
       Units redeemed....................   (1,568,068)   (1,685,758)    (187,474)    (259,701)     (993,722)   (1,234,580)
                                          ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end
     of period...........................    6,319,023     7,679,325      774,767      831,178     5,321,015     6,213,152
                                          ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO                    INVESCO                   INVESCO
                                             INVESTMENT SERVICES        INVESTMENT SERVICES       INVESTMENT SERVICES
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  ------------------------
                                                INVESCO V. I.              INVESCO V. I.             INVESCO V. I.
                                            GLOBAL DIVIDEND GROWTH     GOVERNMENT SECURITIES          HIGH YIELD
                                          -------------------------  ------------------------  ------------------------
                                           2011 (L)(N)      2010       2011 (R)       2010       2011 (S)       2010
                                          ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  1,776,139  $   243,484  $   273,330  $   518,583  $   368,817  $   576,414
Net realized gains (losses)..............  (14,086,647)  (4,254,652)     (25,150)      46,290     (163,186)    (140,597)
Change in unrealized gains (losses)......   16,426,165    9,007,801      593,054       85,743     (238,919)     345,891
                                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    4,115,657    4,996,633      841,234      650,616      (33,288)     781,708
                                          ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        6,680       52,875       29,149       10,735          477        3,612
Benefit payments.........................     (501,787)  (1,926,616)    (224,578)    (536,836)    (245,942)    (333,791)
Payments on termination..................   (1,858,469)  (5,207,701)  (1,551,074)  (2,535,956)  (1,216,047)    (850,090)
Contract Maintenance Charge..............       (9,274)     (33,383)      (5,318)      (6,014)      (2,873)      (3,072)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (54,201,615)  (1,409,229)     125,686     (221,958)     704,604       (9,411)
                                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (56,564,465)  (8,524,054)  (1,626,135)  (3,290,029)    (759,781)  (1,192,752)
                                          ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (52,448,808)  (3,527,421)    (784,901)  (2,639,413)    (793,069)    (411,044)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   52,448,808   55,976,229   14,330,293   16,969,706    6,884,226    7,295,270
                                          ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $         --  $52,448,808  $13,545,392  $14,330,293  $ 6,091,157  $ 6,884,226
                                          ============  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    2,826,733    3,333,415      923,047    1,136,518      516,705      613,669
       Units issued......................       33,513       49,909      133,594      118,148       83,332       41,644
       Units redeemed....................   (2,860,246)    (556,591)    (227,201)    (331,619)    (140,170)    (138,608)
                                          ------------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................           --    2,826,733      829,440      923,047      459,867      516,705
                                          ============  ===========  ===========  ===========  ===========  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO                   INVESCO                    INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES        INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  -------------------------  ------------------------
                                                INVESCO V.I.               INVESCO V.I.              INVESCO V.I.
                                            HIGH YIELD SECURITIES         INCOME BUILDER         INTERNATIONAL GROWTH
                                          ------------------------  -------------------------  ------------------------
                                              2011         2010      2011 (L)(O)      2010         2011         2010
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   912,421  $ 1,027,759  $    245,557  $   159,570  $    46,071  $   228,128
Net realized gains (losses)..............    (935,941)    (980,313)      276,835     (347,362)   1,168,486    1,173,357
Change in unrealized gains (losses)......     160,969    1,214,878       457,077    1,692,534   (3,294,063)   1,392,229
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     137,449    1,262,324       979,469    1,504,742   (2,079,506)   2,793,714
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      16,350       40,461            --          731       25,383       27,347
Benefit payments.........................    (884,286)    (585,850)     (251,092)    (659,527)    (591,684)    (919,575)
Payments on termination..................  (1,201,922)  (1,469,954)     (709,736)  (1,080,294)  (3,033,327)  (2,808,475)
Contract Maintenance Charge..............      (9,760)     (11,233)       (2,535)      (7,748)     (13,903)     (15,516)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (338,867)     (49,393)  (15,272,023)    (160,142)      33,751   (1,206,083)
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,418,485)  (2,075,969)  (16,235,386)  (1,906,980)  (3,579,780)  (4,922,302)
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,281,036)    (813,645)  (15,255,917)    (402,238)  (5,659,286)  (2,128,588)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  14,875,816   15,689,461    15,255,917   15,658,155   28,060,837   30,189,425
                                          -----------  -----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $12,594,780  $14,875,816  $         --  $15,255,917  $22,401,551  $28,060,837
                                          ===========  ===========  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,028,526    1,184,043       881,473    1,000,731    1,663,695    1,989,096
       Units issued......................      67,958       86,392        19,037       70,695      138,951       79,398
       Units redeemed....................    (236,617)    (241,909)     (900,510)    (189,953)    (361,991)    (404,799)
                                          -----------  -----------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     859,867    1,028,526            --      881,473    1,440,655    1,663,695
                                          ===========  ===========  ============  ===========  ===========  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                   INVESCO                   INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------  ------------------------
                                                 INVESCO V.I.              INVESCO V. I.             INVESCO V.I.
                                               LARGE CAP GROWTH         MID CAP CORE EQUITY          MONEY MARKET
                                           ------------------------  ------------------------  ------------------------
                                           2011 (L)(P)      2010         2011         2010         2011         2010
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (24,886) $   (80,601) $  (167,144) $  (131,756) $  (181,677) $  (190,726)
Net realized gains (losses)...............   1,949,570       50,433      264,411      (33,707)          --           --
Change in unrealized gains (losses).......  (1,181,844)   1,207,971   (1,152,336)   1,845,701           --           --
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     742,840    1,177,803   (1,055,069)   1,680,238     (181,677)    (190,726)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         456        1,228        3,394       15,261      141,119        7,370
Benefit payments..........................    (126,500)    (340,070)    (705,991)    (258,171)    (354,330)    (117,840)
Payments on termination...................    (216,787)    (798,489)  (1,528,616)  (1,433,632)  (3,657,004)  (3,284,594)
Contract Maintenance Charge...............      (1,879)      (5,714)      (4,874)      (5,330)      (5,107)      (6,006)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (8,898,441)    (521,709)    (334,743)     485,002    2,130,221    1,154,690
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (9,243,151)  (1,664,754)  (2,570,830)  (1,196,870)  (1,745,101)  (2,246,380)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (8,500,311)    (486,951)  (3,625,899)     483,368   (1,926,778)  (2,437,106)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   8,500,311    8,987,262   15,212,998   14,729,630   14,865,688   17,302,794
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $        --  $ 8,500,311  $11,587,099  $15,212,998  $12,938,910  $14,865,688
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     770,080      940,726      944,986    1,018,651    1,254,433    1,449,822
       Units issued.......................      86,420       48,429       98,412      117,266      723,926      341,046
       Units redeemed.....................    (856,500)    (219,075)    (262,892)    (190,931)    (867,564)    (536,435)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....          --      770,080      780,506      944,986    1,110,795    1,254,433
                                           ===========  ===========  ===========  ===========  ===========  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO                  INVESCO                 INVESCO
                                              INVESTMENT SERVICES      INVESTMENT SERVICES     INVESTMENT SERVICES
                                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------------  ----------------------  ----------------------
                                                 INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                                 S&P 500 INDEX             TECHNOLOGY               UTILITIES
                                           ------------------------  ----------------------  ----------------------
                                               2011         2010        2011        2010        2011        2010
                                           -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   153,277  $   166,481  $  (33,112) $  (39,302) $  114,780  $  140,138
Net realized gains (losses)...............     645,333       (4,950)    152,923     168,903      21,072    (136,313)
Change in unrealized gains (losses).......    (579,664)   3,952,081    (277,730)    354,350     758,556     269,773
                                           -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................     218,946    4,113,612    (157,919)    483,951     894,408     273,598
                                           -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      44,495        9,032      15,228       4,075      11,698          --
Benefit payments..........................  (1,546,324)    (822,591)   (108,297)   (139,889)   (323,997)   (195,027)
Payments on termination...................  (2,321,915)  (3,680,181)   (207,003)   (663,065)   (572,896)   (580,338)
Contract Maintenance Charge...............     (19,317)     (22,091)     (1,940)     (2,107)     (3,061)     (3,289)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (619,867)    (939,613)     16,892    (107,379)    (35,675)   (149,556)
                                           -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (4,462,928)  (5,455,444)   (285,120)   (908,365)   (923,931)   (928,210)
                                           -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (4,243,982)  (1,341,832)   (443,039)   (424,414)    (29,523)   (654,612)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  34,210,517   35,552,349   2,814,532   3,238,946   6,462,230   7,116,842
                                           -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $29,966,535  $34,210,517  $2,371,493  $2,814,532  $6,432,707  $6,462,230
                                           ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   3,122,790    3,670,344     214,461     295,542     393,118     453,838
       Units issued.......................     195,333      195,400      24,840      21,221      17,549      22,065
       Units redeemed.....................    (596,488)    (742,954)    (46,144)   (102,302)    (69,626)    (82,785)
                                           -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period....   2,721,635    3,122,790     193,157     214,461     341,041     393,118
                                           ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO                   INVESCO                INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES    INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                           ------------------------  ------------------------  -------------------
                                                    INVESCO                   INVESCO                INVESCO
                                                VAN KAMPEN V.I.           VAN KAMPEN V.I.        VAN KAMPEN V.I.
                                                CAPITAL GROWTH               COMSTOCK           EQUITY AND INCOME
                                           ------------------------  ------------------------  -------------------
                                             2011 (P)       2010       2011 (T)       2010       2011 (M)(O)(Q)
                                           -----------  -----------  -----------  -----------  -------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (440,601) $  (393,995) $    62,099  $  (506,145)     $  (191,667)
Net realized gains (losses)...............      31,193     (615,561)     (14,131)  (1,071,924)        (407,893)
Change in unrealized gains (losses).......  (2,551,770)   5,170,492   (1,015,915)   6,554,628       (2,290,471)
                                           -----------  -----------  -----------  -----------      -----------
Increase (decrease) in net assets from
 operations...............................  (2,961,178)   4,160,936     (967,947)   4,976,559       (2,890,031)
                                           -----------  -----------  -----------  -----------      -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      52,215       30,341       17,016       13,507           58,780
Benefit payments..........................    (787,254)    (907,704)  (1,107,879)  (1,278,127)        (767,061)
Payments on termination...................  (3,411,901)  (2,605,103)  (4,453,841)  (4,168,328)      (2,266,509)
Contract Maintenance Charge...............     (24,143)     (24,283)     (19,071)     (22,046)          (9,906)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   8,179,192   (1,203,793)  (1,224,984)  (1,666,882)      32,316,401
                                           -----------  -----------  -----------  -----------      -----------
Increase (decrease) in net assets from
 contract transactions....................   4,008,109   (4,710,542)  (6,788,759)  (7,121,876)      29,331,705
                                           -----------  -----------  -----------  -----------      -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   1,046,931     (549,606)  (7,756,706)  (2,145,317)      26,441,674
NET ASSETS AT BEGINNING OF
 PERIOD...................................  25,826,205   26,375,811   38,272,974   40,418,291               --
                                           -----------  -----------  -----------  -----------      -----------
NET ASSETS AT END OF PERIOD............... $26,873,136  $25,826,205  $30,516,268  $38,272,974      $26,441,674
                                           ===========  ===========  ===========  ===========      ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   2,775,148    3,338,612    3,005,978    3,621,594               --
       Units issued.......................     982,797      150,077       96,799      109,290        2,576,864
       Units redeemed.....................    (804,196)    (713,541)    (622,361)    (724,906)        (416,486)
                                           -----------  -----------  -----------  -----------      -----------
    Units outstanding at end of period....   2,953,749    2,775,148    2,480,416    3,005,978        2,160,378
                                           ===========  ===========  ===========  ===========      ===========

--------
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          INVESCO               INVESCO               INVESCO
                                                    INVESTMENT SERVICES   INVESTMENT SERVICES   INVESTMENT SERVICES
                                                        SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                   --------------------  ---------------------  ------------------
                                                          INVESCO               INVESCO               INVESCO
                                                      VAN KAMPEN V.I.       VAN KAMPEN V.I.       VAN KAMPEN V.I.
                                                    GLOBAL VALUE EQUITY        GOVERNMENT           HIGH YIELD
                                                   --------------------  ---------------------  ------------------
                                                     2011 (N)     2010   2011 (L)(R)    2010    2011 (L)(S)  2010
                                                   -----------  -------  ----------- ---------  ----------- ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (419,503) $    84   $  30,045  $  (9,519)   $   656   $  515
Net realized gains (losses).......................    (789,277)  (1,048)    (20,104)      (537)     1,561      154
Change in unrealized gains (losses)...............  (8,571,999)   2,767      (5,405)    44,293     (1,935)    (107)
                                                   -----------  -------   ---------  ---------    -------   ------
Increase (decrease) in net assets from operations.  (9,780,779)   1,803       4,536     34,237        282      562
                                                   -----------  -------   ---------  ---------    -------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      27,594       --         100        570         --       --
Benefit payments..................................  (1,418,631)      --          --         --         --       --
Payments on termination...........................  (2,991,891)  (1,482)    (49,155)   (78,220)        --     (483)
Contract Maintenance Charge.......................     (19,400)     (26)       (293)      (756)        (1)      (6)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  53,329,364    1,544    (750,900)   (61,855)    (6,198)      --
                                                   -----------  -------   ---------  ---------    -------   ------
Increase (decrease) in net assets from contract
 transactions.....................................  48,927,036       36    (800,248)  (140,261)    (6,199)    (489)
                                                   -----------  -------   ---------  ---------    -------   ------
INCREASE (DECREASE) IN NET ASSETS.................  39,146,257    1,839    (795,712)  (106,024)    (5,917)      73
NET ASSETS AT BEGINNING OF PERIOD.................      20,989   19,150     795,712    901,736      5,917    5,844
                                                   -----------  -------   ---------  ---------    -------   ------
NET ASSETS AT END OF PERIOD....................... $39,167,246  $20,989   $      --  $ 795,712    $    --   $5,917
                                                   ===========  =======   =========  =========    =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period......       1,862    1,839      63,194     74,311        361      394
       Units issued...............................   2,733,101      154         781      3,356         --       --
       Units redeemed.............................    (334,194)    (131)    (63,975)   (14,473)      (361)     (33)
                                                   -----------  -------   ---------  ---------    -------   ------
    Units outstanding at end of period............   2,400,769    1,862          --     63,194         --      361
                                                   ===========  =======   =========  =========    =======   ======

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                         INVESCO
                                                           INVESCO                 INVESCO         INVESTMENT SERVICES
                                                     INVESTMENT SERVICES     INVESTMENT SERVICES       (SERIES II)
                                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                                 --------------------------  -------------------  ---------------------
                                                           INVESCO                 INVESCO
                                                       VAN KAMPEN V.I.         VAN KAMPEN V.I.        INVESCO V. I.
                                                        MID CAP VALUE               VALUE              BALANCED II
                                                 --------------------------  -------------------  ---------------------
                                                     2011          2010      2011 (L)(T)   2010   2011 (L)(U)    2010
                                                 ------------  ------------  ----------- -------  ----------- ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (545,952) $   (444,122)  $    703   $   (75)  $   3,418  $  (1,892)
Net realized gains (losses).....................     (767,726)   (2,505,716)    (7,575)   (3,391)     13,253    (24,162)
Change in unrealized gains (losses).............    1,175,012    13,950,977     13,146    13,301       4,134     64,928
                                                 ------------  ------------   --------   -------   ---------  ---------
Increase (decrease) in net assets from
 operations.....................................     (138,666)   11,001,139      6,274     9,835      20,805     38,874
                                                 ------------  ------------   --------   -------   ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       23,952        28,470         --        --          --        200
Benefit payments................................   (1,697,631)   (1,263,887)    (1,950)   (1,771)         --         --
Payments on termination.........................   (9,282,389)   (6,596,138)    (1,454)   (1,480)    (92,144)  (608,215)
Contract Maintenance Charge.....................      (54,168)      (63,999)       (16)      (77)         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (2,014,427)   (2,415,439)   (80,075)   (3,454)   (313,300)    (5,936)
                                                 ------------  ------------   --------   -------   ---------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (13,024,663)  (10,310,993)   (83,495)   (6,782)   (405,444)  (613,951)
                                                 ------------  ------------   --------   -------   ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (13,163,329)      690,146    (77,221)    3,053    (384,639)  (575,077)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   61,101,472    60,411,326     77,221    74,168     384,639    959,716
                                                 ------------  ------------   --------   -------   ---------  ---------
NET ASSETS AT END OF PERIOD..................... $ 47,938,143  $ 61,101,472   $     --   $77,221   $      --  $ 384,639
                                                 ============  ============   ========   =======   =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    4,243,267     5,038,249      5,611     6,115      40,718    107,389
       Units issued.............................      126,882       142,074         --       359           3        398
       Units redeemed...........................   (1,014,404)     (937,056)    (5,611)     (863)    (40,721)   (67,069)
                                                 ------------  ------------   --------   -------   ---------  ---------
    Units outstanding at end of period..........    3,355,745     4,243,267         --     5,611          --     40,718
                                                 ============  ============   ========   =======   =========  =========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT        INVESCO INVESTMENT    INVESCO INVESTMENT
                                            SERVICES (SERIES II)      SERVICES (SERIES II)   SERVICES (SERIES II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  -----------------------  ---------------------
                                                INVESCO V.I.              INVESCO V.I.          INVESCO V.I.
                                               BASIC VALUE II       CAPITAL APPRECIATION II  CAPITAL DEVELOPMENT II
                                          ------------------------  -----------------------  ---------------------
                                              2011         2010         2011        2010       2011        2010
                                          -----------  -----------  -----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (88,954) $  (127,250) $   (57,112) $  (43,202) $ (6,433)   $ (6,285)
Net realized gains (losses)..............  (1,018,112)    (625,113)      79,512     (41,689)     (281)    (15,553)
Change in unrealized gains (losses)......     638,862    1,242,784     (364,083)    558,063   (28,354)     79,918
                                          -----------  -----------  -----------  ----------   --------   --------
Increase (decrease) in net assets from
 operations..............................    (468,204)     490,421     (341,683)    473,172   (35,068)     58,080
                                          -----------  -----------  -----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      20,920       86,856        1,301       1,041        --          --
Benefit payments.........................    (146,846)    (185,202)     (27,498)    (63,428)       --     (21,797)
Payments on termination..................  (1,155,166)    (939,739)    (220,785)   (413,964)   (1,088)    (15,141)
Contract Maintenance Charge..............     (28,574)     (35,610)      (7,319)     (9,621)       --          --
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,637,515)    (156,007)  (1,516,391)    (16,999)    6,267     (37,442)
                                          -----------  -----------  -----------  ----------   --------   --------
Increase (decrease) in net assets from
 contract transactions...................  (2,947,181)  (1,229,702)  (1,770,692)   (502,971)    5,179     (74,380)
                                          -----------  -----------  -----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,415,385)    (739,281)  (2,112,375)    (29,799)  (29,889)    (16,300)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,726,499   10,465,780    4,071,714   4,101,513   393,478     409,778
                                          -----------  -----------  -----------  ----------   --------   --------
NET ASSETS AT END OF PERIOD.............. $ 6,311,114  $ 9,726,499  $ 1,959,339  $4,071,714  $363,589    $393,478
                                          ===========  ===========  ===========  ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     858,600      975,638      358,803     411,719    29,950      36,334
       Units issued......................      40,541       53,490        1,777       3,511       514          18
       Units redeemed....................    (308,213)    (170,528)    (163,358)    (56,427)      (92)     (6,402)
                                          -----------  -----------  -----------  ----------   --------   --------
    Units outstanding at end of period...     590,928      858,600      197,222     358,803    30,372      29,950
                                          ===========  ===========  ===========  ==========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            INVESCO INVESTMENT    INVESCO INVESTMENT        INVESCO INVESTMENT
                                           SERVICES (SERIES II)   SERVICES (SERIES II)     SERVICES (SERIES II)
                                                SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  --------------------  -------------------------
                                               INVESCO V.I.          INVESCO V.I.              INVESCO V.I.
                                              CORE EQUITY II      DIVERSIFIED INCOME II     DIVIDEND GROWTH II
                                          ----------------------  --------------------  -------------------------
                                             2011        2010       2011       2010         2011         2010
                                          ----------  ----------  --------   --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (23,555) $  (24,873) $  7,136   $  8,520   $  (113,705) $   (113,706)
Net realized gains (losses)..............     39,736       2,798   (13,739)   (22,656)      673,659      (161,062)
Change in unrealized gains (losses)......    (61,279)    193,220    16,714     34,062    (1,139,569)    4,228,755
                                          ----------  ----------  --------   --------   -----------  ------------
Increase (decrease) in net assets from
 operations..............................    (45,098)    171,145    10,111     19,926      (579,615)    3,953,987
                                          ----------  ----------  --------   --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --       781        270        14,195       155,555
Benefit payments.........................    (45,082)    (62,714)  (20,798)   (26,571)   (1,285,110)   (1,104,349)
Payments on termination..................   (196,180)   (290,830)  (23,058)   (45,067)   (5,517,162)  (14,369,996)
Contract Maintenance Charge..............     (7,258)     (8,519)       --         --       (77,225)      (89,403)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (14,532)    (21,164)   28,855     (1,763)     (991,348)   (1,289,107)
                                          ----------  ----------  --------   --------   -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (263,052)   (383,227)  (14,220)   (73,131)   (7,856,650)  (16,697,300)
                                          ----------  ----------  --------   --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (308,150)   (212,082)   (4,109)   (53,205)   (8,436,265)  (12,743,313)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,601,584   2,813,666   228,423    281,628    48,028,745    60,772,058
                                          ----------  ----------  --------   --------   -----------  ------------
NET ASSETS AT END OF PERIOD.............. $2,293,434  $2,601,584  $224,314   $228,423   $39,592,480  $ 48,028,745
                                          ==========  ==========  ========   ========   ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    236,502     274,813    20,507     27,243     4,450,824     6,186,277
       Units issued......................      9,239       3,538     3,093         81        96,156       128,353
       Units redeemed....................    (33,846)    (41,849)   (4,402)    (6,817)     (809,554)   (1,863,806)
                                          ----------  ----------  --------   --------   -----------  ------------
    Units outstanding at end of period...    211,895     236,502    19,198     20,507     3,737,426     4,450,824
                                          ==========  ==========  ========   ========   ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     INVESCO INVESTMENT       INVESCO INVESTMENT     INVESCO INVESTMENT
                                                    SERVICES (SERIES II)     SERVICES (SERIES II)    SERVICES (SERIES II)
                                                        SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                 -------------------------  -----------------------  ------------------
                                                        INVESCO V.I.             INVESCO V.I.           INVESCO V. I.
                                                 GLOBAL DIVIDEND GROWTH II  GOVERNMENT SECURITIES II    HIGH YIELD II
                                                 -------------------------  -----------------------  ------------------
                                                  2011 (L)(V)      2010        2011        2010        2011       2010
                                                 ------------  -----------  ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    792,654  $   (23,263) $  12,627   $   21,848   $ 22,713   $ 31,769
Net realized gains (losses).....................   (6,866,785)  (2,146,712)      (650)       2,228     (3,019)       850
Change in unrealized gains (losses).............    8,123,714    4,679,582     29,032       12,884    (23,207)    14,708
                                                 ------------  -----------  ---------   ----------   --------   --------
Increase (decrease) in net assets from
 operations.....................................    2,049,583    2,509,607     41,009       36,960     (3,513)    47,327
                                                 ------------  -----------  ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................          663       17,834         --           --         --        253
Benefit payments................................     (131,788)    (463,039)   (21,450)          --     (8,625)   (22,027)
Payments on termination.........................   (1,449,158)  (3,137,618)  (249,081)    (340,172)   (50,590)   (79,450)
Contract Maintenance Charge.....................       (9,493)     (60,966)        --           --         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (28,067,983)    (515,009)    23,535         (812)     5,121     46,611
                                                 ------------  -----------  ---------   ----------   --------   --------
Increase (decrease) in net assets from contract
 transactions...................................  (29,657,759)  (4,158,798)  (246,996)    (340,984)   (54,094)   (54,613)
                                                 ------------  -----------  ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (27,608,176)  (1,649,191)  (205,987)    (304,024)   (57,607)    (7,286)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   27,608,176   29,257,367    769,733    1,073,757    453,566    460,852
                                                 ------------  -----------  ---------   ----------   --------   --------
NET ASSETS AT END OF PERIOD..................... $         --  $27,608,176  $ 563,746   $  769,733   $395,959   $453,566
                                                 ============  ===========  =========   ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    2,300,661    2,684,749     60,606       87,331     26,479     30,025
       Units issued.............................       11,999       73,615      1,853           90        845      3,052
       Units redeemed...........................   (2,312,660)    (457,703)   (20,418)     (26,815)    (4,008)    (6,598)
                                                 ------------  -----------  ---------   ----------   --------   --------
    Units outstanding at end of period..........           --    2,300,661     42,041       60,606     23,316     26,479
                                                 ============  ===========  =========   ==========   ========   ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT         INVESCO INVESTMENT       INVESCO INVESTMENT
                                            SERVICES (SERIES II)       SERVICES (SERIES II)     SERVICES (SERIES II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  -------------------------  ---------------------
                                                                                                    INVESCO V.I.
                                                INVESCO V.I.               INVESCO V.I.            INTERNATIONAL
                                          HIGH YIELD SECURITIES II      INCOME BUILDER II            GROWTH II
                                          ------------------------  -------------------------  ---------------------
                                              2011         2010      2011 (L)(W)      2010      2011 (Y)      2010
                                          -----------  -----------  ------------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   758,450  $   960,386  $    164,096  $    67,590  $  (40,033) $     645
Net realized gains (losses)..............      30,026      (77,973)      592,209     (286,081)    (50,506)    44,860
Change in unrealized gains (losses)......    (739,045)     290,130       109,743    1,592,214    (520,519)    13,711
                                          -----------  -----------  ------------  -----------  ----------  ---------
Increase (decrease) in net assets from
 operations..............................      49,431    1,172,543       866,048    1,373,723    (611,058)    59,216
                                          -----------  -----------  ------------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       9,395       10,563           850        3,340       3,054        939
Benefit payments.........................    (540,298)    (213,437)     (239,554)    (462,493)    (96,493)   (20,033)
Payments on termination..................  (2,616,480)  (2,054,574)     (797,504)  (2,178,917)   (318,098)  (141,427)
Contract Maintenance Charge..............     (31,921)     (39,128)       (2,922)     (21,624)    (15,680)        --
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (362,464)     381,527   (14,006,715)     365,483   4,846,328    (73,986)
                                          -----------  -----------  ------------  -----------  ----------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (3,541,768)  (1,915,049)  (15,045,845)  (2,294,211)  4,419,111   (234,507)
                                          -----------  -----------  ------------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,492,337)    (742,506)  (14,179,797)    (920,488)  3,808,053   (175,291)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  14,783,421   15,525,927    14,179,797   15,100,285     620,697    795,988
                                          -----------  -----------  ------------  -----------  ----------  ---------
NET ASSETS AT END OF PERIOD.............. $11,291,084  $14,783,421  $         --  $14,179,797  $4,428,750  $ 620,697
                                          ===========  ===========  ============  ===========  ==========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,492,227    1,654,592     1,027,314    1,204,278      34,659     49,091
       Units issued......................      38,631      177,691        17,325       70,533     540,180        274
       Units redeemed....................    (402,127)    (340,056)   (1,044,639)    (247,497)    (67,985)   (14,706)
                                          -----------  -----------  ------------  -----------  ----------  ---------
    Units outstanding at end of period...   1,128,731    1,492,227            --    1,027,314     506,854     34,659
                                          ===========  ===========  ============  ===========  ==========  =========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO INVESTMENT     INVESCO INVESTMENT      INVESCO INVESTMENT
                                                  SERVICES (SERIES II)   SERVICES (SERIES II)    SERVICES (SERIES II)
                                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  ----------------------  ---------------------
                                                      INVESCO V.I.           INVESCO V.I.
                                                       LARGE CAP             MID CAP CORE            INVESCO V.I.
                                                       GROWTH II               EQUITY II           MONEY MARKET II
                                                 ---------------------  ----------------------  ---------------------
                                                 2011 (L)(X)    2010       2011        2010        2011       2010
                                                 ----------- ---------  ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)....................  $  (2,832) $  (7,416) $  (53,831) $  (49,743) $ (13,773) $  (16,103)
Net realized gains (losses).....................    126,048      2,921      15,854     (58,631)        --          --
Change in unrealized gains (losses).............    (79,471)    73,235    (229,082)    508,469         --          --
                                                  ---------  ---------  ----------  ----------  ---------  ----------
Increase (decrease) in net assets from
 operations.....................................     43,745     68,740    (267,059)    400,095    (13,773)    (16,103)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --        200         260         375         --          --
Benefit payments................................         --         --     (35,781)    (94,212)       (45)    (22,685)
Payments on termination.........................     (5,582)  (127,299)   (296,798)   (602,616)  (208,045)   (453,068)
Contract Maintenance Charge.....................         --         --      (8,640)    (10,504)        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (563,598)   (26,178)   (142,114)    (89,298)   220,526    (172,418)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (569,180)  (153,277)   (483,073)   (796,255)    12,436    (648,171)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (525,435)   (84,537)   (750,132)   (396,160)    (1,337)   (664,274)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................    525,435    609,972   3,700,111   4,096,271    961,947   1,626,221
                                                  ---------  ---------  ----------  ----------  ---------  ----------
NET ASSETS AT END OF PERIOD.....................  $      --  $ 525,435  $2,949,979  $3,700,111  $ 960,610  $  961,947
                                                  =========  =========  ==========  ==========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     48,503     64,769     267,908     332,087     95,688     159,310
       Units issued.............................          4        368       7,051      11,362     22,349       3,504
       Units redeemed...........................    (48,507)   (16,634)    (43,264)    (75,541)   (21,054)    (67,126)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
    Units outstanding at end of period..........         --     48,503     231,695     267,908     96,983      95,688
                                                  =========  =========  ==========  ==========  =========  ==========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                       INVESCO INVESTMENT      INVESCO INVESTMENT    INVESCO INVESTMENT
                                                      SERVICES (SERIES II)     SERVICES (SERIES II) SERVICES (SERIES II)
                                                           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                   --------------------------  -------------------  -------------------
                                                          INVESCO V.I.            INVESCO V.I.          INVESCO V.I.
                                                        S&P 500 INDEX II         TECHNOLOGY II          UTILITIES II
                                                   --------------------------  -------------------  -------------------
                                                       2011          2010        2011       2010       2011      2010
                                                   ------------  ------------  --------   -------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    (39,965) $    (12,346) $   (390)  $  (700)  $   7,451  $  8,417
Net realized gains (losses).......................    2,423,898       351,199     8,968       306      (9,841)   (5,683)
Change in unrealized gains (losses)...............   (2,281,080)    8,813,962    (8,637)    7,950      57,245    15,981
                                                   ------------  ------------  --------   -------   ---------  --------
Increase (decrease) in net assets from operations.      102,853     9,152,815       (59)    7,556      54,855    18,715
                                                   ------------  ------------  --------   -------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       42,821        46,308        --        84         521       180
Benefit payments..................................   (2,001,282)   (1,490,618)       --        --          --        --
Payments on termination...........................  (10,772,239)   (7,302,668)  (26,664)   (3,745)   (162,413)  (27,148)
Contract Maintenance Charge.......................     (182,105)     (209,608)       --        --          --        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   (3,772,440)   (3,718,933)    2,926      (237)     17,507     4,299
                                                   ------------  ------------  --------   -------   ---------  --------
Increase (decrease) in net assets from contract
 transactions.....................................  (16,685,245)  (12,675,519)  (23,738)   (3,898)   (144,385)  (22,669)
                                                   ------------  ------------  --------   -------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS.................  (16,582,392)   (3,522,704)  (23,797)    3,658     (89,530)   (3,954)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   78,240,591    81,763,295    48,668    45,010     448,059   452,013
                                                   ------------  ------------  --------   -------   ---------  --------
NET ASSETS AT END OF PERIOD....................... $ 61,658,199  $ 78,240,591  $ 24,871   $48,668   $ 358,529  $448,059
                                                   ============  ============  ========   =======   =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    7,385,502     8,739,334     3,821     4,210      27,820    29,321
       Units issued...............................      343,093       256,404       530        11       1,400       296
       Units redeemed.............................   (1,886,883)   (1,610,236)   (2,253)     (400)     (9,803)   (1,797)
                                                   ------------  ------------  --------   -------   ---------  --------
    Units outstanding at end of period............    5,841,712     7,385,502     2,098     3,821      19,417    27,820
                                                   ============  ============  ========   =======   =========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT         INVESCO INVESTMENT         INVESCO INVESTMENT
                                            SERVICES (SERIES II)       SERVICES (SERIES II)       SERVICES (SERIES II)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                                                                                 INVESCO VAN KAMPEN V.I.
                                           INVESCO VAN KAMPEN V.I.    INVESCO VAN KAMPEN V.I.          EQUITY AND
                                          CAPITAL GROWTH--SERIES II     COMSTOCK--SERIES II         INCOME--SERIES II
                                          ------------------------  --------------------------  ------------------------
                                            2011 (X)       2010         2011          2010      2011 (U)(W)      2010
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (564,970) $  (607,548) $   (407,707) $ (2,415,788) $   (19,913) $   191,298
Net realized gains (losses)..............   2,374,482      982,773      (146,691)   (3,586,433)     516,083     (165,007)
Change in unrealized gains (losses)......  (4,143,598)   5,361,193    (3,796,953)   25,973,333   (2,772,220)   4,558,505
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (2,334,086)   5,736,418    (4,351,351)   19,971,112   (2,276,050)   4,584,796
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       9,207       30,828       109,893       183,024       85,610       10,956
Benefit payments.........................    (786,578)    (516,246)   (3,298,406)   (3,675,769)  (2,147,156)  (1,395,749)
Payments on termination..................  (6,109,794)  (3,924,652)  (22,282,180)  (16,814,191)  (6,854,085)  (5,311,932)
Contract Maintenance Charge..............     (85,263)    (101,841)     (391,681)     (482,637)    (137,920)    (154,740)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      (7,641)    (776,127)   (5,717,689)   (4,275,486)  10,992,471     (749,264)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,980,069)  (5,288,038)  (31,580,063)  (25,065,059)   1,938,920   (7,600,729)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,314,155)     448,380   (35,931,414)   (5,093,947)    (337,130)  (3,015,933)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  37,032,315   36,583,935   157,375,683   162,469,630   47,464,368   50,480,301
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,718,160  $37,032,315  $121,444,269  $157,375,683  $47,127,238  $47,464,368
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,258,929    3,778,351    11,989,181    14,080,751    3,394,229    3,981,365
       Units issued......................     211,148      124,060       322,890       347,657    1,151,122      183,515
       Units redeemed....................    (831,824)    (643,482)   (2,696,946)   (2,439,227)  (1,067,778)    (770,651)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   2,638,253    3,258,929     9,615,125    11,989,181    3,477,573    3,394,229
                                          ===========  ===========  ============  ============  ===========  ===========

--------
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            INVESCO INVESTMENT      INVESCO INVESTMENT          INVESCO INVESTMENT
                                           SERVICES (SERIES II)    SERVICES (SERIES II)        SERVICES (SERIES II)
                                               SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
                                           -------------------- --------------------------   -----------------------
                                            INVESCO VAN KAMPEN                               INVESCO VAN KAMPEN V.I.
                                            V.I. GLOBAL VALUE     INVESCO VAN KAMPEN V.I.      INTERNATIONAL GROWTH
                                            EQUITY--SERIES II   GROWTH AND INCOME--SERIES II    EQUITY--SERIES II
                                           -------------------- --------------------------   -----------------------
                                               2011 (Q)(V)          2011           2010      2011 (L)(Y)     2010
                                           -------------------- ------------   ------------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............     $  (259,109)     $   (504,140)  $ (1,351,521) $   100,108  $  (10,820)
Net realized gains (losses)...............        (451,132)          860,535       (961,268)     246,591     (83,146)
Change in unrealized gains (losses).......      (4,221,674)       (2,920,099)    10,999,298      (23,363)    386,268
                                               -----------      ------------   ------------  -----------  ----------
Increase (decrease) in net assets from
 operations...............................      (4,931,915)       (2,563,704)     8,686,509      323,336     292,302
                                               -----------      ------------   ------------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          29,086           108,696        105,292           --       1,047
Benefit payments..........................        (483,459)       (2,060,175)    (1,632,366)      (8,412)    (33,516)
Payments on termination...................      (2,245,751)      (12,836,186)    (9,121,328)    (381,785)   (386,649)
Contract Maintenance Charge...............         (38,573)         (308,645)      (382,780)      (2,347)    (22,471)
Transfers among the sub-accounts and with
 the Fixed Account--net...................      28,797,736        (2,623,684)    (1,883,835)  (3,869,354)     51,446
                                               -----------      ------------   ------------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions....................      26,059,039       (17,719,994)   (12,915,017)  (4,261,898)   (390,143)
                                               -----------      ------------   ------------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................      21,127,124       (20,283,698)    (4,228,508)  (3,938,562)    (97,841)
NET ASSETS AT BEGINNING OF
 PERIOD...................................              --        88,173,208     92,401,716    3,938,562   4,036,403
                                               -----------      ------------   ------------  -----------  ----------
NET ASSETS AT END OF PERIOD...............     $21,127,124      $ 67,889,510   $ 88,173,208  $        --  $3,938,562
                                               ===========      ============   ============  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................              --         5,457,732      6,315,346      445,437     493,363
       Units issued.......................       2,331,206           219,681        288,078        5,060      49,437
       Units redeemed.....................        (335,194)       (1,305,304)    (1,145,692)    (450,497)    (97,363)
                                               -----------      ------------   ------------  -----------  ----------
    Units outstanding at end of period....       1,996,012         4,372,109      5,457,732           --     445,437
                                               ===========      ============   ============  ===========  ==========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO INVESTMENT        INVESCO INVESTMENT
                                                   SERVICES (SERIES II)      SERVICES (SERIES II)    JANUS ASPEN SERIES
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  -----------------
                                                  INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.
                                                 MID CAP GROWTH--SERIES II MID CAP VALUE--SERIES II  FORTY PORTFOLIO
                                                 ------------------------  ------------------------  -----------------
                                                     2011         2010         2011         2010      2011      2010
                                                 -----------  -----------  -----------  -----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (211,693) $  (223,135) $  (440,406) $  (370,299) $  (78)  $  (174)
Net realized gains (losses).....................      37,638     (540,225)  (1,177,942)  (2,791,199)     42     3,496
Change in unrealized gains (losses).............  (1,089,259)   3,805,690    1,643,342   11,676,838    (551)   (3,061)
                                                 -----------  -----------  -----------  -----------  ------   -------
Increase (decrease) in net assets from
 operations.....................................  (1,263,314)   3,042,330       24,994    8,515,340    (587)      261
                                                 -----------  -----------  -----------  -----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      12,767      107,496       79,898       45,053      --        --
Benefit payments................................    (147,238)    (179,491)  (1,067,222)    (923,073)     --        --
Payments on termination.........................  (1,819,744)  (1,864,627)  (6,584,217)  (5,398,370)     --    (9,639)
Contract Maintenance Charge.....................     (36,099)     (45,216)    (173,445)    (212,151)     (6)      (10)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (161,407)    (174,200)  (1,636,398)  (2,565,633)     67       100
                                                 -----------  -----------  -----------  -----------  ------   -------
Increase (decrease) in net assets from contract
 transactions...................................  (2,151,721)  (2,156,038)  (9,381,384)  (9,054,174)     61    (9,549)
                                                 -----------  -----------  -----------  -----------  ------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (3,415,035)     886,292   (9,356,390)    (538,834)   (526)   (9,288)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  13,827,105   12,940,813   45,934,640   46,473,474   7,240    16,528
                                                 -----------  -----------  -----------  -----------  ------   -------
NET ASSETS AT END OF PERIOD..................... $10,412,070  $13,827,105  $36,578,250  $45,934,640  $6,714   $ 7,240
                                                 ===========  ===========  ===========  ===========  ======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     879,191    1,030,849    2,557,484    3,109,070     472     1,134
       Units issued.............................      91,382      114,592      149,441      135,820       5         8
       Units redeemed...........................    (228,303)    (266,250)    (651,705)    (687,406)     (1)     (670)
                                                 -----------  -----------  -----------  -----------  ------   -------
    Units outstanding at end of period..........     742,270      879,191    2,055,220    2,557,484     476       472
                                                 ===========  ===========  ===========  ===========  ======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                   LEGG MASON
                                                     LAZARD RETIREMENT   LEGG MASON              PARTNERS VARIABLE
                                                     SERIES, INC.      PARTNERS VARIABLE INCOME  PORTFOLIOS I, INC
                                                      SUB-ACCOUNT      TRUST SUB-ACCOUNT           SUB-ACCOUNT
                                                     ----------------  -----------------------   ----------------
                                                                                                   LEGG MASON
                                                                       LEGG MASON CLEARBRIDGE      CLEARBRIDGE
                                                       EMERGING        VARIABLE FUNDAMENTAL      VARIABLE LARGE CAP
                                                     MARKETS EQUITY    ALL CAP VALUE PORTFOLIO I VALUE PORTFOLIO I
                                                     ----------------  -----------------------   ----------------
                                                      2011     2010     2011          2010        2011      2010
                                                      -----    -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   3    $  (4)   $   (1)       $    4      $    9    $   18
Net realized gains (losses).........................     4      136        (4)           (6)          4        (1)
Change in unrealized gains (losses).................  (118)     (52)      (84)          155          31        79
                                                      -----    -----     ------        ------    ------    ------
Increase (decrease) in net assets from operations...  (111)      80       (89)          153          44        96
                                                      -----    -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    --       --        --            --          --        --
Benefit payments....................................    --       --        --            --          --        --
Payments on termination.............................    --     (415)       --            --          --        --
Contract Maintenance Charge.........................    (1)      (1)       (2)           (2)         (2)       (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    80      (36)       17            49         (71)       76
                                                      -----    -----     ------        ------    ------    ------
Increase (decrease) in net assets from contract
 transactions.......................................    79     (452)       15            47         (73)       74
                                                      -----    -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS...................   (32)    (372)      (74)          200         (29)      170
NET ASSETS AT BEGINNING OF PERIOD...................   555      927     1,192           992       1,344     1,174
                                                      -----    -----     ------        ------    ------    ------
NET ASSETS AT END OF PERIOD......................... $ 523    $ 555    $1,118        $1,192      $1,315    $1,344
                                                      =====    =====     ======        ======    ======    ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    10       21       137           131         117       110
       Units issued.................................     2       --         2             6          --         7
       Units redeemed...............................    --      (11)       --            --          (6)       --
                                                      -----    -----     ------        ------    ------    ------
    Units outstanding at end of period..............    12       10       139           137         111       117
                                                      =====    =====     ======        ======    ======    ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               BOND-DEBENTURE          FUNDAMENTAL EQUITY         GROWTH AND INCOME
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 1,245,253  $ 1,485,360  $  (131,532) $  (142,961) $  (193,418) $  (250,195)
Net realized gains (losses)..............     696,086      307,805      867,132       81,672     (773,728)  (1,335,405)
Change in unrealized gains (losses)......  (1,029,742)   1,657,004   (1,199,233)   1,734,346     (600,995)   5,106,825
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     911,597    3,450,169     (463,633)   1,673,057   (1,568,141)   3,521,225
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      43,899       38,323        3,896       40,288        1,288       13,620
Benefit payments.........................  (1,061,823)    (933,121)    (159,790)    (154,457)    (470,561)    (459,452)
Payments on termination..................  (4,613,711)  (3,981,679)  (1,177,142)    (969,419)  (2,571,067)  (2,377,217)
Contract Maintenance Charge..............    (127,062)    (139,401)     (28,937)     (31,272)     (90,109)    (108,188)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     119,667    1,919,234   (1,192,865)    (158,480)  (1,334,812)  (1,460,480)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,639,030)  (3,096,644)  (2,554,838)  (1,273,340)  (4,465,261)  (4,391,717)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,727,433)     353,525   (3,018,471)     399,717   (6,033,402)    (870,492)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  35,210,907   34,857,382   11,248,708   10,848,991   24,514,109   25,384,601
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $30,483,474  $35,210,907  $ 8,230,237  $11,248,708  $18,480,707  $24,514,109
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,553,890    2,795,663      812,852      918,509    2,222,309    2,661,342
       Units issued......................     239,182      393,454       70,537       70,278       81,203       81,365
       Units redeemed....................    (644,208)    (635,227)    (253,033)    (175,935)    (490,578)    (520,398)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,148,864    2,553,890      630,356      812,852    1,812,934    2,222,309
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                  MFS VARIABLE
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND     INSURANCE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------
                                            GROWTH OPPORTUNITIES          MID-CAP VALUE            MFS GROWTH
                                          ------------------------  ------------------------  --------------------
                                              2011         2010         2011         2010        2011       2010
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (204,648) $  (219,101) $  (348,693) $  (325,222) $  (9,282) $ (10,461)
Net realized gains (losses)..............   3,195,030      334,322     (913,803)  (2,205,367)    (1,675)   (25,417)
Change in unrealized gains (losses)......  (4,237,215)   2,572,251      119,074    8,277,486     (1,100)   139,203
                                          -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets from
 operations..............................  (1,246,833)   2,687,472   (1,143,422)   5,746,897    (12,057)   103,325
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      20,468       31,984       57,024       17,271        329        465
Benefit payments.........................    (776,612)    (382,539)  (1,036,976)    (679,444)    (8,359)   (12,424)
Payments on termination..................  (1,757,878)  (1,214,877)  (3,337,236)  (2,999,105)  (109,044)   (95,033)
Contract Maintenance Charge..............     (53,348)     (62,114)     (90,097)    (100,334)      (740)      (809)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      99,740     (679,617)    (245,386)  (1,714,235)   (21,354)   (53,592)
                                          -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (2,467,630)  (2,307,163)  (4,652,671)  (5,475,847)  (139,168)  (161,393)
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,714,463)     380,309   (5,796,093)     271,050   (151,225)   (58,068)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  14,398,946   14,018,637   27,793,187   27,522,137    836,004    894,072
                                          -----------  -----------  -----------  -----------  ---------  ---------
NET ASSETS AT END OF
 PERIOD.................................. $10,684,483  $14,398,946  $21,997,094  $27,793,187  $ 684,779  $ 836,004
                                          ===========  ===========  ===========  ===========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     940,124    1,107,968    2,335,388    2,855,912     87,291    102,967
       Units issued......................     174,136      131,390      197,276      121,403         60        669
       Units redeemed....................    (326,945)    (299,234)    (576,415)    (641,927)   (15,865)   (16,345)
                                          -----------  -----------  -----------  -----------  ---------  ---------
    Units outstanding at end of
     period..............................     787,315      940,124    1,956,249    2,335,388     71,486     87,291
                                          ===========  ===========  ===========  ===========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               MFS VARIABLE          MFS VARIABLE            MFS VARIABLE
                                             INSURANCE TRUST        INSURANCE TRUST         INSURANCE TRUST
                                               SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------  ----------------------  ----------------------
                                             MFS HIGH INCOME      MFS INVESTORS TRUST      MFS NEW DISCOVERY
                                           -------------------  ----------------------  ----------------------
                                              2011      2010       2011        2010        2011        2010
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  34,915  $ 32,211  $   (7,206) $   (1,787) $  (24,603) $  (25,740)
Net realized gains (losses)...............     1,301    (2,905)    107,335      11,507     311,986      42,582
Change in unrealized gains (losses).......   (22,369)   37,934    (113,438)    134,820    (485,048)    535,296
                                           ---------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    13,847    67,240     (13,309)    144,540    (197,665)    552,138
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        30        86       1,961       4,318      13,691      18,466
Benefit payments..........................        --   (10,490)    (21,278)    (12,846)     (3,807)     (9,299)
Payments on termination...................   (27,176)  (46,065)   (344,015)   (212,217)   (291,043)   (488,483)
Contract Maintenance Charge...............      (282)     (329)       (972)     (1,188)     (1,826)     (2,023)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (124,856)   (1,431)   (317,591)      3,512      49,120    (217,029)
                                           ---------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (152,284)  (58,229)   (681,895)   (218,421)   (233,865)   (698,368)
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (138,437)    9,011    (695,204)    (73,881)   (431,530)   (146,230)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   535,897   526,886   1,665,690   1,739,571   2,007,644   2,153,874
                                           ---------  --------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 397,460  $535,897  $  970,486  $1,665,690  $1,576,114  $2,007,644
                                           =========  ========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    35,525    39,516     162,802     186,055     101,590     146,944
       Units issued.......................     7,915       722       2,771       7,586       9,168       7,068
       Units redeemed.....................   (17,979)   (4,713)    (67,488)    (30,839)    (19,998)    (52,422)
                                           ---------  --------  ----------  ----------  ----------  ----------
    Units outstanding at end of period....    25,461    35,525      98,085     162,802      90,760     101,590
                                           =========  ========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     MFS VARIABLE          MFS VARIABLE          MFS VARIABLE
                                                   INSURANCE TRUST        INSURANCE TRUST       INSURANCE TRUST
                                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------  ----------------------  ------------------
                                                     MFS RESEARCH        MFS RESEARCH BOND       MFS UTILITIES
                                                 -------------------  ----------------------  ------------------
                                                   2011       2010       2011        2010       2011      2010
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (3,675) $  (3,066) $   14,054  $   25,465  $  4,608  $  4,449
Net realized gains (losses).....................    2,196    (16,637)     57,105      28,443     4,637     1,227
Change in unrealized gains (losses).............   (9,553)    90,568      (8,161)     31,952     4,484    21,399
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................  (11,032)    70,865      62,998      85,860    13,729    27,075
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --      8,000       9,682       9,144        --        --
Benefit payments................................   (2,360)      (586)      3,384     (16,008)       --        --
Payments on termination.........................  (26,290)  (132,180)   (176,379)   (189,526)  (23,986)  (29,338)
Contract Maintenance Charge.....................     (292)      (306)     (1,029)     (1,251)     (110)     (107)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................      (28)    (7,903)   (237,055)     20,808     9,188     4,693
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (28,970)  (132,975)   (401,397)   (176,833)  (14,908)  (24,752)
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (40,002)   (62,110)   (338,399)    (90,973)   (1,179)    2,323
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  608,261    670,371   1,366,632   1,457,605   256,646   254,323
                                                 --------  ---------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $568,259  $ 608,261  $1,028,233  $1,366,632  $255,467  $256,646
                                                 ========  =========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   63,710     80,128      78,934      89,259    12,632    14,043
       Units issued.............................        9      1,531       3,176       9,434       430       235
       Units redeemed...........................   (2,867)   (17,949)    (25,835)    (19,759)   (1,134)   (1,646)
                                                 --------  ---------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   60,852     63,710      56,275      78,934    11,928    12,632
                                                 ========  =========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                           TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                               SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                           ---------------------  ---------------------  ---------------------
                                                MFS GROWTH        MFS INVESTORS TRUST     MFS NEW DISCOVERY
                                             (SERVICE CLASS)        (SERVICE CLASS)        (SERVICE CLASS)
                                           ---------------------  ---------------------  ---------------------
                                              2011       2010       2011        2010       2011        2010
                                           ---------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (3,348)  $ (4,152)  $ (1,250)   $   (921)  $ (4,363)   $ (4,008)
Net realized gains (losses)...............    37,768     12,092      6,491       3,771     48,865       4,683
Change in unrealized gains (losses).......   (38,099)    23,436    (11,190)     12,524    (78,800)     84,143
                                           ---------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from
 operations...............................    (3,679)    31,376     (5,949)     15,374    (34,298)     84,818
                                           ---------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        --         --         --          --         35          60
Benefit payments..........................        --    (10,892)   (21,082)         --         --      (1,832)
Payments on termination...................  (121,875)   (45,452)    (3,427)    (30,251)   (47,112)     (7,912)
Contract Maintenance Charge...............       (79)       (76)      (156)       (174)       (86)        (96)
Transfers among the sub-accounts and with
 the Fixed Account--net...................        63     (2,303)    (4,147)        342    (12,356)    (39,315)
                                           ---------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from
 contract transactions....................  (121,891)   (58,723)   (28,812)    (30,083)   (59,519)    (49,095)
                                           ---------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (125,570)   (27,347)   (34,761)    (14,709)   (93,817)     35,723
NET ASSETS AT BEGINNING OF
 PERIOD...................................   264,706    292,053    182,975     197,684    321,846     286,123
                                           ---------   --------    --------   --------    --------   --------
NET ASSETS AT END OF PERIOD............... $ 139,136   $264,706   $148,214    $182,975   $228,029    $321,846
                                           =========   ========    ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    27,702     34,562     17,834      21,059     24,168      28,790
       Units issued.......................     1,063         40        264          66        829         611
       Units redeemed.....................   (13,903)    (6,900)    (3,001)     (3,291)    (5,616)     (5,233)
                                           ---------   --------    --------   --------    --------   --------
    Units outstanding at end of period....    14,862     27,702     15,097      17,834     19,381      24,168
                                           =========   ========    ========   ========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE   MORGAN STANLEY VARIABLE
                                           TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)      INVESTMENT SERIES
                                               SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ---------------------  ----------------------  ------------------------
                                              MFS RESEARCH             MFS UTILITIES
                                             (SERVICE CLASS)          (SERVICE CLASS)         AGGRESSIVE EQUITY
                                           ---------------------  ----------------------  ------------------------
                                             2011        2010        2011        2010         2011         2010
                                            --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (1,107)   $ (1,253)  $   19,502  $   17,674  $  (193,278) $  (192,030)
Net realized gains (losses)...............   18,673       4,971       31,389       6,504      857,274      565,598
Change in unrealized gains (losses).......  (20,871)     15,868       13,506     123,836   (1,701,237)   2,466,203
                                            --------   --------   ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................   (3,305)     19,586       64,397     148,014   (1,037,241)   2,839,771
                                            --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --          --           --         700       22,359        4,170
Benefit payments..........................  (22,665)         --           --          --     (458,685)    (513,892)
Payments on termination...................  (32,794)    (26,926)    (167,521)   (116,904)  (1,612,315)  (1,351,106)
Contract Maintenance Charge...............      (49)        (51)        (126)       (142)      (9,059)      (9,977)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (5,621)        917       14,780       2,881       85,877     (597,360)
                                            --------   --------   ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (61,129)    (26,060)    (152,867)   (113,465)  (1,971,823)  (2,468,165)
                                            --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (64,434)     (6,474)     (88,470)     34,549   (3,009,064)     371,606
NET ASSETS AT BEGINNING OF
 PERIOD...................................  167,945     174,419    1,401,341   1,366,792   14,195,986   13,824,380
                                            --------   --------   ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $103,511    $167,945   $1,312,871  $1,401,341  $11,186,922  $14,195,986
                                            ========   ========   ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   16,252      19,273       71,863      77,898      900,377    1,100,531
       Units issued.......................       12         105        1,147         206       54,287       50,363
       Units redeemed.....................   (5,923)     (3,126)      (8,766)     (6,241)    (180,326)    (250,517)
                                            --------   --------   ----------  ----------  -----------  -----------
    Units outstanding at end of period....   10,341      16,252       64,244      71,863      774,338      900,377
                                            ========   ========   ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  --------------------------  ------------------------
                                               EUROPEAN EQUITY               INCOME PLUS             LIMITED DURATION
                                          -------------------------  --------------------------  ------------------------
                                              2011          2010         2011          2010          2011         2010
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    423,091  $   610,929  $  4,069,563  $  4,862,611  $   242,136  $   302,384
Net realized gains (losses)..............     (777,308)  (1,793,193)    1,466,256     1,103,072     (472,862)    (637,427)
Change in unrealized gains (losses)......   (4,279,245)   3,466,513    (2,220,215)    1,759,038      404,002      471,589
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (4,633,462)   2,284,249     3,315,604     7,724,721      173,276      136,546
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       45,210       45,609        97,064       103,842           --         (195)
Benefit payments.........................   (2,013,181)  (1,696,471)   (7,305,084)   (4,028,247)    (427,952)  (1,050,387)
Payments on termination..................   (4,523,494)  (4,482,734)  (11,112,285)  (10,585,779)  (1,187,461)  (1,661,762)
Contract Maintenance Charge..............      (26,643)     (31,351)      (39,290)      (45,312)      (6,810)      (8,004)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,562,328)  (2,000,369)      230,412      (924,623)    (667,660)     642,435
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (8,080,436)  (8,165,316)  (18,129,183)  (15,480,119)  (2,289,883)  (2,077,913)
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (12,713,898)  (5,881,067)  (14,813,579)   (7,755,398)  (2,116,607)  (1,941,367)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   50,452,083   56,333,150    98,115,738   105,871,136   13,853,164   15,794,531
                                          ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 37,738,185  $50,452,083  $ 83,302,159  $ 98,115,738  $11,736,557  $13,853,164
                                          ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,820,247    2,151,401     3,561,344     4,147,481    1,321,538    1,519,589
       Units issued......................       25,860       29,614       124,795       160,122       41,739      159,118
       Units redeemed....................     (312,305)    (360,768)     (776,257)     (746,259)    (257,214)    (357,169)
                                          ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    1,533,802    1,820,247     2,909,882     3,561,344    1,106,063    1,321,538
                                          ============  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES           INVESTMENT SERIES           INVESTMENT SERIES
                                                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  --------------------------  --------------------------
                                               MONEY MARKET            MULTI CAP GROWTH (Z)             STRATEGIST
                                        --------------------------  --------------------------  --------------------------
                                            2011          2010          2011          2010          2011          2010
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (710,052) $   (890,280) $ (2,364,230) $ (2,288,368) $    765,811  $    241,912
Net realized gains (losses)............           --            --     7,905,547     1,717,568     7,358,180    (2,396,999)
Change in unrealized gains
 (losses)..............................           --            --   (19,503,735)   44,920,163   (17,771,849)    8,488,777
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................     (710,052)     (890,280)  (13,962,418)   44,349,363    (9,647,858)    6,333,690
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      135,920        55,754        87,552       162,694        83,171        42,477
Benefit payments.......................   (2,065,528)   (3,822,473)   (7,530,127)   (5,686,860)   (5,534,513)   (3,826,823)
Payments on termination................  (10,618,548)  (17,287,169)  (18,139,498)  (17,184,247)  (10,975,599)  (11,235,100)
Contract Maintenance Charge............      (34,768)      (42,762)     (104,067)     (113,617)      (49,979)      (59,432)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    5,840,457    (1,203,303)   (5,054,783)   (4,694,616)   (3,143,997)     (294,776)
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (6,742,467)  (22,299,953)  (30,740,923)  (27,516,646)  (19,620,917)  (15,373,654)
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   (7,452,519)  (23,190,233)  (44,703,341)   16,832,717   (29,268,775)   (9,039,964)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   54,828,691    78,018,924   208,335,456   191,502,739   119,745,774   128,785,738
                                        ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 47,376,172  $ 54,828,691  $163,632,115  $208,335,456  $ 90,476,999  $119,745,774
                                        ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    3,762,495     5,288,769     4,780,691     5,605,630     4,202,435     4,778,719
       Units issued....................    1,125,584       985,190       121,237        96,281        76,667       145,059
       Units redeemed..................   (1,577,413)   (2,511,464)     (852,752)     (921,220)     (786,212)     (721,343)
                                        ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period............................    3,310,666     3,762,495     4,049,176     4,780,691     3,492,890     4,202,435
                                        ============  ============  ============  ============  ============  ============

--------
(z)Previously known as Capital Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                   MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                         MORGAN STANLEY VARIABLE      INVESTMENT SERIES         INVESTMENT SERIES
                                            INVESTMENT SERIES         (CLASS Y SHARES)          (CLASS Y SHARES)
                                               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        ------------------------  ------------------------  ------------------------
                                                                      AGGRESSIVE EQUITY          EUROPEAN EQUITY
                                                UTILITIES             (CLASS Y SHARES)          (CLASS Y SHARES)
                                        ------------------------  ------------------------  ------------------------
                                            2011         2010         2011         2010         2011         2010
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   656,077  $   918,021  $  (276,070) $  (272,476) $    55,546  $   111,478
Net realized gains (losses)............  (1,659,643)  (1,598,843)   1,690,993      878,059     (520,630)    (491,911)
Change in unrealized gains
 (losses)..............................   8,441,952    3,366,144   (2,751,392)   2,736,728   (1,215,803)   1,175,369
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   7,438,386    2,685,322   (1,336,469)   3,342,311   (1,680,887)     794,936
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      52,537      123,678       30,554       20,549       14,624       18,174
Benefit payments.......................  (3,277,624)  (3,031,800)    (292,385)    (387,259)    (245,943)    (225,621)
Payments on termination................  (5,193,980)  (5,514,039)  (2,517,131)  (1,576,508)  (1,800,767)  (1,661,599)
Contract Maintenance Charge............     (28,257)     (32,052)     (18,378)     (22,117)     (23,542)     (28,725)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    (900,246)    (959,977)   1,451,190     (217,990)  (2,192,699)    (360,329)
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (9,347,570)  (9,414,190)  (1,346,150)  (2,183,325)  (4,248,327)  (2,258,100)
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (1,909,184)  (6,728,868)  (2,682,619)   1,158,986   (5,929,214)  (1,463,164)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  56,101,034   62,829,902   17,487,620   16,328,634   17,218,905   18,682,069
                                        -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $54,191,850  $56,101,034  $14,805,001  $17,487,620  $11,289,691  $17,218,905
                                        ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   2,313,748    2,729,423    1,405,491    1,615,247    1,562,908    1,793,332
       Units issued....................      47,238       60,372      213,142       97,051       28,873       52,612
       Units redeemed..................    (398,451)    (476,047)    (325,865)    (306,807)    (387,439)    (283,036)
                                        -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................   1,962,535    2,313,748    1,292,768    1,405,491    1,204,342    1,562,908
                                        ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                          MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                             (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  ------------------------  --------------------------
                                                INCOME PLUS             LIMITED DURATION             MONEY MARKET
                                             (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                        --------------------------  ------------------------  --------------------------
                                            2011          2010          2011         2010         2011          2010
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  4,428,967  $  5,439,115  $   609,432  $   882,381  $   (991,670) $ (1,172,327)
Net realized gains (losses)............    1,926,583     2,412,416   (2,521,196)  (2,639,273)           --            --
Change in unrealized gains
 (losses)..............................   (2,984,031)    1,241,447    2,278,585    2,058,996            --            --
                                        ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................    3,371,519     9,092,978      366,821      302,104      (991,670)   (1,172,327)
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      194,433       338,360       23,805       82,999        59,542        67,849
Benefit payments.......................   (3,248,796)   (4,191,045)  (1,303,130)  (1,349,086)   (1,124,326)   (2,461,495)
Payments on termination................  (18,457,196)  (27,360,225)  (6,869,093)  (6,216,686)  (22,304,332)  (17,836,926)
Contract Maintenance Charge............     (270,976)     (326,097)     (91,846)    (118,811)     (183,113)     (217,214)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (2,422,317)     (938,823)  (1,689,565)     535,029    13,796,650     8,002,332
                                        ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (24,204,852)  (32,477,830)  (9,929,829)  (7,066,555)   (9,755,579)  (12,445,454)
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (20,833,333)  (23,384,852)  (9,563,008)  (6,764,451)  (10,747,249)  (13,617,781)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  121,240,212   144,625,064   52,203,681   58,968,132    64,508,380    78,126,161
                                        ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $100,406,879  $121,240,212  $42,640,673  $52,203,681  $ 53,761,131  $ 64,508,380
                                        ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    8,428,823    10,696,039    5,587,606    6,355,059     6,281,926     7,479,720
       Units issued....................      488,309       633,964      264,374      653,091     2,437,710     2,194,698
       Units redeemed..................   (2,142,247)   (2,901,180)  (1,322,491)  (1,420,544)   (3,397,792)   (3,392,492)
                                        ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    6,774,885     8,428,823    4,529,489    5,587,606     5,321,844     6,281,926
                                        ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                             (CLASS Y SHARES)            (CLASS Y SHARES)          (CLASS Y SHARES)
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  -------------------------  ------------------------
                                             MULTI CAP GROWTH               STRATEGIST                 UTILITIES
                                           (CLASS Y SHARES) (AA)         (CLASS Y SHARES)          (CLASS Y SHARES)
                                        --------------------------  -------------------------  ------------------------
                                            2011          2010          2011          2010         2011         2010
                                        ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (976,157) $ (1,027,531) $     14,455  $  (214,899) $    86,840  $   165,036
Net realized gains (losses)............    5,932,081     3,414,815     3,091,128     (920,597)    (723,605)    (543,801)
Change in unrealized gains
 (losses)..............................   (9,244,009)   11,287,651    (7,461,485)   3,619,969    2,571,286    1,026,916
                                        ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   (4,288,085)   13,674,935    (4,355,902)   2,484,473    1,934,521      648,151
                                        ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................       22,023        32,237        27,764      147,334        4,560       19,530
Benefit payments.......................   (1,444,204)   (1,189,621)   (2,254,477)  (1,252,510)    (477,194)    (530,055)
Payments on termination................  (10,644,568)   (6,767,904)   (6,392,574)  (4,627,249)  (2,420,931)  (1,875,713)
Contract Maintenance Charge............     (116,183)     (135,517)      (87,157)    (107,706)     (14,293)     (17,400)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (370,852)   (2,862,920)   (3,202,816)     132,000     (277,296)    (206,830)
                                        ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (12,553,784)  (10,923,725)  (11,909,260)  (5,708,131)  (3,185,154)  (2,610,468)
                                        ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  (16,841,869)    2,751,210   (16,265,162)  (3,223,658)  (1,250,633)  (1,962,317)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   64,428,077    61,676,867    55,141,639   58,365,297   15,392,028   17,354,345
                                        ------------  ------------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 47,586,208  $ 64,428,077  $ 38,876,477  $55,141,639  $14,141,395  $15,392,028
                                        ============  ============  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    4,919,443     5,874,484     4,237,343    4,690,562    1,453,772    1,705,897
       Units issued....................      224,414       137,441        74,081      202,909       49,030       66,252
       Units redeemed..................   (1,189,872)   (1,092,482)     (993,691)    (656,128)    (312,995)    (318,377)
                                        ------------  ------------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period............................    3,953,985     4,919,443     3,317,733    4,237,343    1,189,807    1,453,772
                                        ============  ============  ============  ===========  ===========  ===========

--------
(aa)Previously known as Capital Opportunities (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    NEUBERGER BERMAN    NEUBERGER BERMAN         OPPENHEIMER
                                                   ADVISORS MANAGEMENT ADVISORS MANAGEMENT VARIABLE ACCOUNT FUNDS
                                                    TRUST SUB-ACCOUNT  TRUST SUB-ACCOUNT         SUB-ACCOUNT
                                                   ------------------- -----------------   ----------------------
                                                           AMT                                   OPPENHEIMER
                                                     MID-CAP GROWTH       AMT PARTNERS            BALANCED
                                                   ------------------- -----------------   ----------------------
                                                          2011           2011       2010      2011        2010
                                                   ------------------- --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)......................       $  (437)      $   (349)  $  (285) $   19,513  $   (1,287)
Net realized gains (losses).......................           207         (3,983)   (1,038)    (65,051)    (92,511)
Change in unrealized gains (losses)...............          (288)         2,604     5,444      36,444     318,913
                                                         -------       --------   -------  ----------  ----------
Increase (decrease) in net assets from operations.          (518)        (1,728)    4,121      (9,094)    225,115
                                                         -------       --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................            --             --        --         150      16,358
Benefit payments..................................            --             --        --     (74,726)   (117,791)
Payments on termination...........................            --         (1,503)   (1,614)   (227,383)   (193,671)
Contract Maintenance Charge.......................            --            (17)      (26)     (1,039)     (1,160)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................        44,945        (13,621)       --     (79,044)    205,189
                                                         -------       --------   -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................        44,945        (15,141)   (1,640)   (382,042)    (91,075)
                                                         -------       --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................        44,427        (16,869)    2,481    (391,136)    134,040
NET ASSETS AT BEGINNING OF
 PERIOD...........................................            --         33,687    31,206   2,237,153   2,103,113
                                                         -------       --------   -------  ----------  ----------
NET ASSETS AT END OF PERIOD.......................       $44,427       $ 16,818   $33,687  $1,846,017  $2,237,153
                                                         =======       ========   =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......            --          2,481     2,616     205,508     214,809
       Units issued...............................         4,440             --        --       1,383      22,917
       Units redeemed.............................        (1,101)        (1,061)     (135)    (35,915)    (32,218)
                                                         -------       --------   -------  ----------  ----------
    Units outstanding at end of period............         3,339          1,420     2,481     170,976     205,508
                                                         =======       ========   =======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  ----------------------  ------------------------
                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                             CAPITAL APPRECIATION          CORE BOND            GLOBAL SECURITIES
                                           -----------------------  ----------------------  ------------------------
                                               2011        2010        2011        2010         2011         2010
                                           -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (38,446) $  (52,917) $   68,208  $    9,411  $     2,564  $     7,860
Net realized gains (losses)...............     100,763     (12,571)   (151,014)   (146,623)     140,260        4,474
Change in unrealized gains (losses).......    (148,609)    368,568     170,058     287,855     (415,928)     502,285
                                           -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     (86,292)    303,080      87,252     150,643     (273,104)     514,619
                                           -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      45,193      55,972      10,045      10,963       24,964       33,254
Benefit payments..........................     (23,935)    (64,512)     (1,847)         --      (15,452)     (23,916)
Payments on termination...................    (972,850)   (690,457)   (251,577)   (267,038)    (745,739)    (890,496)
Contract Maintenance Charge...............      (3,891)     (4,654)     (1,144)     (1,383)      (3,303)      (3,875)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (119,413)    (16,919)   (209,691)    (62,124)    (226,604)    (129,612)
                                           -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (1,074,896)   (720,570)   (454,214)   (319,582)    (966,134)  (1,014,645)
                                           -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,161,188)   (417,490)   (366,962)   (168,939)  (1,239,238)    (500,026)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   4,390,422   4,807,912   1,468,878   1,637,817    3,973,077    4,473,103
                                           -----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 3,229,234  $4,390,422  $1,101,916  $1,468,878  $ 2,733,839  $ 3,973,077
                                           ===========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     438,145     516,741     143,784     176,259      209,357      270,564
       Units issued.......................      13,444      17,628       4,010       6,941        9,568        6,668
       Units redeemed.....................    (119,725)    (96,224)    (47,038)    (39,416)     (59,102)     (67,875)
                                           -----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....     331,864     438,145     100,756     143,784      159,823      209,357
                                           ===========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                       OPPENHEIMER            OPPENHEIMER             OPPENHEIMER
                                                 VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS
                                                       SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                                 ----------------------  --------------------   ----------------------
                                                       OPPENHEIMER
                                                         GLOBAL               OPPENHEIMER             OPPENHEIMER
                                                    STRATEGIC INCOME          HIGH INCOME             MAIN STREET
                                                 ----------------------  --------------------   ----------------------
                                                    2011        2010        2011        2010       2011        2010
                                                 ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   60,844  $  244,194  $  30,421   $  19,647  $  (11,826) $   (6,795)
Net realized gains (losses).....................    146,818      54,957   (256,123)   (144,553)     30,707     (22,751)
Change in unrealized gains (losses).............   (206,726)    129,261    223,886     173,530     (51,176)    326,026
                                                 ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................        936     428,412     (1,816)     48,624     (32,295)    296,480
                                                 ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        895       7,270      4,567       7,897       1,440       1,440
Benefit payments................................    (60,641)    (27,408)       857      (3,926)     (4,725)    (58,591)
Payments on termination.........................   (624,986)   (430,973)   (37,569)    (54,317)   (287,339)   (351,572)
Contract Maintenance Charge.....................       (969)       (983)      (326)       (369)     (1,281)     (1,463)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (124,919)    (69,410)  (106,684)     (8,622)    (74,190)    (27,351)
                                                 ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (810,620)   (521,504)  (139,155)    (59,337)   (366,095)   (437,537)
                                                 ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (809,684)    (93,092)  (140,971)    (10,713)   (398,390)   (141,057)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,331,292   3,424,384    385,337     396,050   2,276,657   2,417,714
                                                 ----------  ----------  ---------   ---------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $2,521,608  $3,331,292  $ 244,366   $ 385,337  $1,878,267  $2,276,657
                                                 ==========  ==========  =========   =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    186,175     216,767     99,860     116,219     229,696     278,666
       Units issued.............................      7,718       3,953      5,984       5,501      10,161       4,241
       Units redeemed...........................    (52,625)    (34,545)   (40,369)    (21,860)    (47,349)    (53,211)
                                                 ----------  ----------  ---------   ---------  ----------  ----------
    Units outstanding at end of period..........    141,268     186,175     65,475      99,860     192,508     229,696
                                                 ==========  ==========  =========   =========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                OPPENHEIMER
                                                OPPENHEIMER            OPPENHEIMER        VARIABLE ACCOUNT FUNDS
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  --------------------   ------------------------
                                                OPPENHEIMER            OPPENHEIMER
                                                MAIN STREET         SMALL- & MID-CAP            OPPENHEIMER
                                            SMALL MID CAP (AB)           GROWTH                BALANCED (SS)
                                          ----------------------  --------------------   ------------------------
                                             2011        2010        2011        2010        2011         2010
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (8,977) $  (10,175) $ (10,538)  $ (10,793) $    90,203  $   (71,379)
Net realized gains (losses)..............    118,837      93,174     36,772     (14,766)  (1,117,086)  (1,422,647)
Change in unrealized gains (losses)......   (148,260)    242,071    (17,143)    188,958      887,558    3,264,950
                                          ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (38,400)    325,070      9,091     163,399     (139,325)   1,770,924
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      8,272      10,081         --          75       18,483       73,700
Benefit payments.........................      1,191      (3,299)   (22,807)     (4,628)    (451,548)    (299,204)
Payments on termination..................   (378,958)   (419,504)  (139,113)   (113,477)  (2,650,900)  (1,891,142)
Contract Maintenance Charge..............     (2,051)     (2,421)      (403)       (423)     (62,415)     (72,127)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      5,070    (157,659)    (5,795)    (21,332)    (115,444)    (235,981)
                                          ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (366,476)   (572,802)  (168,118)   (139,785)  (3,261,824)  (2,424,754)
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (404,876)   (247,732)  (159,027)     23,614   (3,401,149)    (653,830)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,628,386   1,876,118    761,717     738,103   17,336,584   17,990,414
                                          ----------  ----------  ---------   ---------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,223,510  $1,628,386  $ 602,690   $ 761,717  $13,935,435  $17,336,584
                                          ==========  ==========  =========   =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     76,506     107,416    107,904     129,519    1,463,028    1,683,576
       Units issued......................      5,753       5,977         26       1,953       83,336      110,851
       Units redeemed....................    (22,648)    (36,887)   (19,101)    (23,568)    (355,661)    (331,399)
                                          ----------  ----------  ---------   ---------  -----------  -----------
    Units outstanding at end of
     period..............................     59,611      76,506     88,829     107,904    1,190,703    1,463,028
                                          ==========  ==========  =========   =========  ===========  ===========

--------
(ab)Previously known as Oppenheimer Main Street Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                 OPPENHEIMER                                         OPPENHEIMER
                                                   CAPITAL                 OPPENHEIMER                 GLOBAL
                                              APPRECIATION (SS)          CORE BOND (SS)            SECURITIES (SS)
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (550,622) $  (661,698) $ 1,447,663  $    41,740  $   (90,325) $   (69,660)
Net realized gains (losses)..............   1,064,154       94,389   (2,171,999)  (2,865,547)     400,895     (228,316)
Change in unrealized gains (losses)......  (1,407,617)   3,484,834    2,767,536    6,118,163   (2,058,387)   3,202,212
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (894,085)   2,917,525    2,043,200    3,294,356   (1,747,817)   2,904,236
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      42,106       52,644       76,423      120,290       79,571       43,948
Benefit payments.........................    (745,903)    (612,853)    (866,889)  (1,314,635)    (931,709)    (488,888)
Payments on termination..................  (6,075,089)  (4,502,001)  (4,414,127)  (4,034,399)  (3,372,333)  (2,673,080)
Contract Maintenance Charge..............    (148,954)    (178,473)    (143,586)    (166,357)     (57,954)     (70,078)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,366,410)  (1,401,109)  (1,698,631)   1,580,123     (661,335)    (482,431)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (8,294,250)  (6,641,792)  (7,046,810)  (3,814,978)  (4,943,760)  (3,670,529)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,188,335)  (3,724,267)  (5,003,610)    (520,622)  (6,691,577)    (766,293)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  41,804,184   45,528,451   35,710,825   36,231,447   23,049,955   23,816,248
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $32,615,849  $41,804,184  $30,707,215  $35,710,825  $16,358,378  $23,049,955
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,242,485    3,794,540    4,692,358    5,217,366    1,110,754    1,307,066
       Units issued......................     136,776      207,673      485,932      893,237       56,169       79,222
       Units redeemed....................    (772,984)    (759,728)  (1,381,829)  (1,418,245)    (290,901)    (275,534)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   2,606,277    3,242,485    3,796,461    4,692,358      876,022    1,110,754
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            OPPENHEIMER                OPPENHEIMER                OPPENHEIMER
                                      VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                      (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                            SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------  ------------------------  --------------------------
                                            OPPENHEIMER
                                         GLOBAL STRATEGIC              OPPENHEIMER                OPPENHEIMER
                                            INCOME (SS)             HIGH INCOME (SS)           MAIN STREET (SS)
                                    --------------------------  ------------------------  --------------------------
                                        2011          2010          2011         2010         2011          2010
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  1,221,093  $  6,593,204  $ 1,110,338  $   705,685  $   (569,414) $   (431,899)
Net realized gains (losses)........    3,215,795     1,017,841   (3,268,121)  (3,475,427)      571,570      (865,818)
Change in unrealized gains
 (losses)..........................   (4,843,232)    4,265,156    1,678,817    4,604,330    (1,124,080)    9,619,991
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................     (406,344)   11,876,201     (478,966)   1,834,588    (1,121,924)    8,322,274
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       84,088        58,250       24,928       60,349       108,336       169,490
Benefit payments...................   (3,066,892)   (2,155,857)    (283,316)    (272,948)   (1,587,215)   (1,003,028)
Payments on termination............  (15,692,927)  (10,512,991)  (1,914,724)  (1,418,280)   (7,773,095)   (7,187,836)
Contract Maintenance Charge........     (327,488)     (378,018)     (67,575)     (77,837)     (234,259)     (275,154)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (2,188,667)   (2,925,587)    (196,106)    (466,138)   (1,795,410)   (3,195,664)
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (21,191,886)  (15,914,203)  (2,436,793)  (2,174,854)  (11,281,643)  (11,492,192)
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (21,598,230)   (4,038,002)  (2,915,759)    (340,266)  (12,403,567)   (3,169,918)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   95,404,183    99,442,185   15,511,751   15,852,017    64,078,521    67,248,439
                                    ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 73,805,953  $ 95,404,183  $12,595,992  $15,511,751  $ 51,674,954  $ 64,078,521
                                    ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    5,770,140     6,797,883    3,580,046    4,122,189     4,508,435     5,396,030
       Units issued................      424,281       405,721      222,275      213,049       167,757       265,738
       Units redeemed..............   (1,687,267)   (1,433,464)    (768,244)    (755,192)     (968,007)   (1,153,333)
                                    ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................    4,507,154     5,770,140    3,034,077    3,580,046     3,708,185     4,508,435
                                    ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        OPPENHEIMER               OPPENHEIMER             PIMCO
                                                  VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS      VARIABLE
                                                  (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))  INSURANCE TRUST
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  -----------------
                                                        OPPENHEIMER               OPPENHEIMER
                                                        MAIN STREET            SMALL- & MID-CAP       FOREIGN BOND
                                                  SMALL MID CAP (SS) (AC)         GROWTH (SS)        (US DOLLAR-HEDGED)
                                                 ------------------------  ------------------------  -----------------
                                                     2011         2010         2011         2010      2011      2010
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (301,780) $  (328,943) $  (160,625) $  (160,372) $    8    $    5
Net realized gains (losses).....................   1,101,780      235,136      315,835     (136,094)     14        45
Change in unrealized gains (losses).............  (1,567,322)   5,525,640     (109,577)   2,553,841      49        85
                                                 -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from
 operations.....................................    (767,322)   5,431,833       45,633    2,257,375      71       135
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     154,488       30,833       11,877       18,643      --        --
Benefit payments................................    (522,549)    (435,045)    (246,131)    (212,715)     --        --
Payments on termination.........................  (3,979,560)  (3,044,357)  (1,227,388)  (1,219,276)     --      (923)
Contract Maintenance Charge.....................    (111,254)    (130,380)     (45,430)     (49,887)     (3)       (4)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................  (1,392,542)  (1,895,318)    (347,350)    (495,769)     (3)       31
                                                 -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from contract
 transactions...................................  (5,851,417)  (5,474,267)  (1,854,422)  (1,959,004)     (6)     (896)
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (6,618,739)     (42,434)  (1,808,789)     298,371      65      (761)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  28,817,484   28,859,918   10,364,995   10,066,624   1,391     2,152
                                                 -----------  -----------  -----------  -----------   ------   ------
NET ASSETS AT END OF PERIOD..................... $22,198,745  $28,817,484  $ 8,556,206  $10,364,995  $1,456    $1,391
                                                 ===========  ===========  ===========  ===========   ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,420,539    1,723,224      752,243      913,633      99       164
       Units issued.............................      75,959       64,251       37,068       27,785      --         2
       Units redeemed...........................    (357,117)    (366,936)    (163,287)    (189,175)     --       (67)
                                                 -----------  -----------  -----------  -----------   ------   ------
    Units outstanding at end of period..........   1,139,381    1,420,539      626,024      752,243      99        99
                                                 ===========  ===========  ===========  ===========   ======   ======

--------
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      PIMCO VARIABLE   PIMCO VARIABLE      PIMCO VARIABLE
                                                      INSURANCE TRUST  INSURANCE TRUST     INSURANCE TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------  --------------  ----------------------
                                                                                         PIMCO VIT COMMODITY
                                                                         PIMCO TOTAL     REALRETURN STRATEGY
                                                       MONEY MARKET        RETURN         (ADVISOR SHARES)
                                                     ----------------  --------------  ----------------------
                                                       2011     2010    2011    2010      2011        2010
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (314) $  (328) $   15  $    9  $  664,886  $  580,278
Net realized gains (losses).........................      --       --      24      41    (204,524)    (68,488)
Change in unrealized gains (losses).................      --       --     (12)     23    (926,818)    451,021
                                                     -------  -------  ------  ------  ----------  ----------
Increase (decrease) in net assets from operations...    (314)    (328)     27      73    (466,456)    962,811
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --      --      --       2,400       2,400
Benefit payments....................................      --       --      --      --    (197,788)     (7,805)
Payments on termination.............................      --   (1,681)     --      --    (735,259)   (340,936)
Contract Maintenance Charge.........................     (42)     (47)     (6)     (6)    (23,921)    (24,776)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (17)      69     (62)     47     490,696   1,077,523
                                                     -------  -------  ------  ------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................     (59)  (1,659)    (68)     41    (463,872)    706,406
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    (373)  (1,987)    (41)    114    (930,328)  1,669,217
NET ASSETS AT BEGINNING OF PERIOD...................  21,847   23,834   1,264   1,150   5,620,842   3,951,625
                                                     -------  -------  ------  ------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $21,474  $21,847  $1,223  $1,264  $4,690,514  $5,620,842
                                                     =======  =======  ======  ======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   2,100    2,258      81      78     520,011     447,186
       Units issued.................................       3        9       1       8     141,188     145,159
       Units redeemed...............................      (9)    (167)     (5)     (5)   (184,429)    (72,334)
                                                     -------  -------  ------  ------  ----------  ----------
    Units outstanding at end of period..............   2,094    2,100      77      81     476,770     520,011
                                                     =======  =======  ======  ======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   PIMCO                     PIMCO                     PIMCO
                                          VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST  VARIABLE INSURANCE TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   ------------------------  ------------------------
                                                 PIMCO VIT
                                                 EMERGING                  PIMCO VIT              PIMCO VIT TOTAL
                                               MARKETS BOND               REALRETURN                  RETURN
                                             (ADVISOR SHARES)          (ADVISOR SHARES)          (ADVISOR SHARES)
                                          ----------------------   ------------------------  ------------------------
                                             2011         2010         2011         2010         2011         2010
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   67,182   $   57,164  $    28,091  $   (32,466) $   246,322  $   222,285
Net realized gains (losses)..............     32,140       27,023      479,337      216,916      852,004    1,544,385
Change in unrealized gains (losses)......    (20,867)      52,052      263,929      416,148     (557,822)     289,086
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     78,455      136,239      771,357      600,598      540,504    2,055,756
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      8,349          339           --           --        7,300        4,840
Benefit payments.........................    (81,182)     (18,432)    (294,870)    (122,413)  (1,047,783)    (511,706)
Payments on termination..................   (304,385)    (260,866)  (1,503,173)  (1,949,529)  (5,530,594)  (5,647,684)
Contract Maintenance Charge..............     (9,545)      (9,532)     (38,118)     (49,104)    (122,809)    (157,591)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (185,481)   1,167,804        6,914      767,579      477,332    2,818,178
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (572,244)     879,313   (1,829,247)  (1,353,467)  (6,216,554)  (3,493,963)
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (493,789)   1,015,552   (1,057,890)    (752,869)  (5,676,050)  (1,438,207)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,483,220    1,467,668    8,968,041    9,720,910   31,973,223   33,411,430
                                          ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $1,989,431   $2,483,220  $ 7,910,151  $ 8,968,041  $26,297,173  $31,973,223
                                          ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    187,856      122,476      722,904      831,872    2,369,076    2,629,273
       Units issued......................     47,237      118,506       86,990      128,540      333,854      478,902
       Units redeemed....................    (90,804)     (53,126)    (228,724)    (237,508)    (790,959)    (739,099)
                                          ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...    144,289      187,856      581,170      722,904    1,911,971    2,369,076
                                          ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  -----------------------  ------------------------
                                                 VT AMERICAN               VT CAPITAL             VT DIVERSIFIED
                                              GOVERNMENT INCOME          OPPORTUNITIES                INCOME
                                          ------------------------  -----------------------  ------------------------
                                              2011         2010         2011        2010         2011         2010
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   847,973  $ 2,624,754  $   (70,063) $  (55,783) $ 3,188,682  $ 5,719,390
Net realized gains (losses)..............   3,231,301      833,135      249,582     (21,785)    (785,621)    (650,270)
Change in unrealized gains (losses)......  (2,220,982)  (1,900,749)    (537,679)  1,318,053   (3,918,943)    (457,952)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   1,858,292    1,557,140     (358,160)  1,240,485   (1,515,882)   4,611,168
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      33,365       48,956        8,364      10,764       44,797       39,533
Benefit payments.........................    (854,678)  (1,182,658)     (63,301)   (102,982)  (1,483,392)  (1,067,422)
Payments on termination..................  (4,507,824)  (5,661,074)    (496,625)   (453,954)  (4,947,968)  (5,210,597)
Contract Maintenance Charge..............     (73,895)     (89,852)     (16,978)    (15,548)     (74,723)     (96,417)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,251,867)    (135,936)    (172,451)    752,735     (140,635)  (3,170,931)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (7,654,899)  (7,020,564)    (740,991)    191,015   (6,601,921)  (9,505,834)
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,796,607)  (5,463,424)  (1,099,151)  1,431,500   (8,117,803)  (4,894,666)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  37,972,734   43,436,158    5,846,651   4,415,151   40,914,115   45,808,781
                                          -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $32,176,127  $37,972,734  $ 4,747,500  $5,846,651  $32,796,312  $40,914,115
                                          ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,370,289    2,804,488      301,339     290,101    2,431,193    3,023,327
       Units issued......................     141,621      261,986       50,754      93,382      197,614      214,582
       Units redeemed....................    (615,498)    (696,185)     (87,785)    (82,144)    (587,495)    (806,716)
                                          -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,896,412    2,370,289      264,308     301,339    2,041,312    2,431,193
                                          ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                   VT EQUITY                   VT GEORGE                  VT GLOBAL
                                                    INCOME                  PUTNAM BALANCED           ASSET ALLOCATION
                                          --------------------------  --------------------------  ------------------------
                                              2011          2010          2011          2010          2011         2010
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    344,524  $    495,302  $    511,083  $  2,929,938  $   922,538  $ 1,373,193
Net realized gains (losses)..............    5,474,504     4,182,640    (5,691,912)   (7,079,266)     125,800     (304,519)
Change in unrealized gains (losses)......   (4,971,689)    5,357,754     6,173,644    10,861,372   (1,555,149)   2,768,905
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      847,339    10,035,696       992,815     6,712,044     (506,811)   3,837,579
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      151,107       141,233       124,966       150,973       29,812       68,972
Benefit payments.........................   (1,930,330)   (2,045,073)   (2,268,553)   (2,515,778)    (657,629)    (565,933)
Payments on termination..................   (9,917,208)  (10,370,921)   (8,604,892)   (6,831,692)  (3,738,354)  (3,335,406)
Contract Maintenance Charge..............     (298,444)     (354,999)     (209,946)     (240,385)     (97,902)    (115,464)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,530,914)   (4,925,341)   (2,747,094)   (2,875,435)  (1,479,886)      11,149
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (16,525,789)  (17,555,101)  (13,705,519)  (12,312,317)  (5,943,959)  (3,936,682)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (15,678,450)   (7,519,405)  (12,712,704)   (5,600,273)  (6,450,770)     (99,103)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   95,741,147   103,260,552    76,075,659    81,675,932   32,763,595   32,862,698
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 80,062,697  $ 95,741,147  $ 63,362,955  $ 76,075,659  $26,312,825  $32,763,595
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    6,697,650     7,991,174     7,235,515     8,496,048    2,438,147    2,787,508
       Units issued......................      394,128       486,731       225,749       324,587      172,259      389,741
       Units redeemed....................   (1,502,124)   (1,780,255)   (1,513,272)   (1,585,120)    (597,414)    (739,102)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    5,589,654     6,697,650     5,947,992     7,235,515    2,012,992    2,438,147
                                          ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                  VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                                   EQUITY                  HEALTH CARE                UTILITIES
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   130,385  $   206,202  $  (155,173) $   183,339  $   366,275  $   537,845
Net realized gains (losses)..............  (1,583,767)  (2,635,975)   1,198,321      125,946     (477,624)    (561,839)
Change in unrealized gains (losses)......     429,481    4,107,090   (1,495,452)    (118,805)  (1,019,525)     (49,336)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (1,023,901)   1,677,317     (452,304)     190,480   (1,130,874)     (73,330)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      60,952       19,647      124,153      104,189       30,824       45,376
Benefit payments.........................    (447,796)    (456,119)    (524,625)    (727,085)    (413,996)    (615,568)
Payments on termination..................  (2,060,596)  (2,357,800)  (3,168,519)  (2,982,787)  (1,898,140)  (1,978,978)
Contract Maintenance Charge..............     (61,175)     (77,914)     (98,293)    (122,594)     (43,627)     (58,260)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,811,249)  (2,031,741)  (2,145,537)  (2,250,059)  (1,005,521)  (1,236,659)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,319,864)  (4,903,927)  (5,812,821)  (5,978,336)  (3,330,460)  (3,844,089)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,343,765)  (3,226,610)  (6,265,125)  (5,787,856)  (4,461,334)  (3,917,419)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  21,877,889   25,104,499   30,166,778   35,954,634   18,568,217   22,485,636
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $16,534,124  $21,877,889  $23,901,653  $30,166,778  $14,106,883  $18,568,217
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,784,532    3,493,580    2,433,952    2,932,440    1,527,781    1,865,488
       Units issued......................      93,217       99,161       71,137      142,569       46,661       81,962
       Units redeemed....................    (651,805)    (808,209)    (522,718)    (641,057)    (329,095)    (419,669)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,225,944    2,784,532    1,982,371    2,433,952    1,245,347    1,527,781
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  -------------------------
                                                 VT GROWTH AND                VT GROWTH
                                                    INCOME                  OPPORTUNITIES             VT HIGH YIELD
                                          --------------------------  ------------------------  -------------------------
                                              2011          2010          2011         2010         2011          2010
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (213,692) $    329,592  $  (132,149) $  (132,499) $  3,411,007  $ 3,507,323
Net realized gains (losses)..............  (11,590,285)  (19,129,341)    (113,373)    (643,032)     (285,716)    (732,235)
Change in unrealized gains (losses)......    2,491,608    40,303,085     (289,522)   2,327,132    (2,877,898)   3,848,880
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................   (9,312,369)   21,503,336     (535,044)   1,551,601       247,393    6,623,968
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      191,988       377,187       27,271       10,960        83,527       76,019
Benefit payments.........................   (4,892,791)   (6,028,111)    (130,973)    (255,783)   (1,217,642)  (1,772,540)
Payments on termination..................  (18,437,740)  (17,994,256)  (1,103,204)    (904,197)   (7,259,556)  (7,355,478)
Contract Maintenance Charge..............     (439,815)     (533,918)     (33,916)     (39,508)     (161,050)    (188,970)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (9,503,204)  (13,676,235)     303,328   (1,139,752)   (2,642,868)    (721,684)
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (33,081,562)  (37,855,333)    (937,494)  (2,328,280)  (11,197,589)  (9,962,653)
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (42,393,931)  (16,351,997)  (1,472,538)    (776,679)  (10,950,196)  (3,338,685)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  184,254,536   200,606,533   10,973,183   11,749,862    56,454,249   59,792,934
                                          ------------  ------------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $141,860,605  $184,254,536  $ 9,500,645  $10,973,183  $ 45,504,053  $56,454,249
                                          ============  ============  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   17,810,179    21,904,793    2,305,765    2,855,670     3,100,270    3,702,959
       Units issued......................      465,712       605,703      216,877      143,310       246,482      422,899
       Units redeemed....................   (3,658,892)   (4,700,317)    (405,481)    (693,215)     (846,460)  (1,025,588)
                                          ------------  ------------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................   14,616,999    17,810,179    2,117,161    2,305,765     2,500,292    3,100,270
                                          ============  ============  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  --------------------------  ------------------------
                                                                                VT                         VT
                                                                           INTERNATIONAL              INTERNATIONAL
                                                 VT INCOME                    EQUITY                     GROWTH
                                        --------------------------  --------------------------  ------------------------
                                            2011          2010          2011          2010          2011         2010
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  8,801,890  $ 12,919,412  $  2,112,833  $  2,877,717  $   177,806  $   309,082
Net realized gains (losses)............     (788,623)     (153,035)   (7,970,135)  (13,990,165)     315,854      229,123
Change in unrealized gains
 (losses)..............................   (3,733,119)   (2,094,609)  (14,778,308)   20,648,097   (3,901,620)   1,212,268
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    4,280,148    10,671,768   (20,635,610)    9,535,649   (3,407,960)   1,750,473
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      139,353       159,672       255,735       212,893      149,997       58,441
Benefit payments.......................   (4,370,855)   (4,050,603)   (2,651,674)   (2,763,050)    (395,228)    (289,092)
Payments on termination................  (16,920,880)  (16,775,863)  (14,277,892)  (13,270,760)  (1,787,028)  (1,960,139)
Contract Maintenance Charge............     (354,699)     (426,207)     (330,816)     (430,375)     (64,701)     (84,120)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (6,940,520)       90,098    (1,449,397)  (10,515,312)      57,049   (2,589,070)
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (28,447,601)  (21,002,903)  (18,454,044)  (26,766,604)  (2,039,911)  (4,863,980)
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (24,167,453)  (10,331,135)  (39,089,654)  (17,230,955)  (5,447,871)  (3,113,507)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  127,121,386   137,452,521   132,418,273   149,649,228   19,448,167   22,561,674
                                        ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $102,953,933  $127,121,386  $ 93,328,619  $132,418,273  $14,000,296  $19,448,167
                                        ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    8,791,123    10,248,015    10,863,663    13,330,526    1,737,094    2,263,150
       Units issued....................      574,896     1,098,776       721,549       754,293      178,727      157,713
       Units redeemed..................   (2,490,946)   (2,555,668)   (2,281,612)   (3,221,156)    (370,488)    (683,769)
                                        ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period............................    6,875,073     8,791,123     9,303,600    10,863,663    1,545,333    1,737,094
                                        ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  --------------------------  --------------------------
                                                     VT
                                                INTERNATIONAL
                                                    VALUE                  VT INVESTORS               VT MONEY MARKET
                                          ------------------------  --------------------------  --------------------------
                                              2011         2010         2011          2010          2011          2010
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   261,898  $   507,546  $   (158,797) $    (78,104) $ (1,571,978) $ (1,931,137)
Net realized gains (losses)..............  (2,331,152)  (3,362,944)   (1,178,104)   (3,694,746)           --            --
Change in unrealized gains (losses)......    (854,057)   3,894,726       720,133    11,065,199            --            --
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (2,923,311)   1,039,328      (616,768)    7,292,349    (1,571,978)   (1,931,137)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      27,084       35,280        60,912        84,105       326,811       320,056
Benefit payments.........................    (482,078)    (479,161)   (1,471,401)   (1,252,054)   (4,753,597)   (4,714,125)
Payments on termination..................  (2,552,360)  (2,398,227)   (5,652,703)   (5,837,698)  (44,676,481)  (36,848,097)
Contract Maintenance Charge..............     (64,048)     (85,392)     (185,421)     (222,946)     (478,463)     (598,539)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,674,956)  (2,721,503)   (2,893,525)   (6,732,432)   29,147,593    16,117,682
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (4,746,358)  (5,649,003)  (10,142,138)  (13,961,025)  (20,434,137)  (25,723,023)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (7,669,669)  (4,609,675)  (10,758,906)   (6,668,676)  (22,006,115)  (27,654,160)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,612,414   28,222,089    64,481,041    71,149,717   114,781,575   142,435,735
                                          -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $15,942,745  $23,612,414  $ 53,722,135  $ 64,481,041  $ 92,775,460  $114,781,575
                                          ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,943,339    2,451,232     8,264,443    10,360,653    10,950,147    13,389,014
       Units issued......................      74,253      123,059       198,998       188,933     5,726,336     5,607,796
       Units redeemed....................    (474,287)    (630,952)   (1,482,158)   (2,285,143)   (7,687,049)   (8,046,663)
                                          -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   1,543,305    1,943,339     6,981,283     8,264,443     8,989,434    10,950,147
                                          ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                              VT MULTI-CAP GROWTH        VT MULTI-CAP VALUE            VT RESEARCH
                                          --------------------------  ------------------------  ------------------------
                                              2011          2010          2011         2010         2011         2010
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (1,024,919) $   (723,288) $   (78,161) $   (89,216) $  (169,367) $  (107,003)
Net realized gains (losses)..............     (882,345)   (5,305,802)     (62,955)    (534,152)      99,156     (843,474)
Change in unrealized gains (losses)......   (3,200,783)   20,262,332     (301,273)   2,147,460     (740,757)   5,424,383
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (5,108,047)   14,233,242     (442,389)   1,524,092     (810,968)   4,473,906
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      279,124       159,297       17,411       18,961       79,438      163,375
Benefit payments.........................   (1,900,391)   (1,282,185)    (145,805)    (139,789)    (692,886)  (1,098,995)
Payments on termination..................   (9,781,777)   (6,463,507)    (923,727)  (1,033,856)  (3,270,387)  (3,384,898)
Contract Maintenance Charge..............     (332,415)     (273,043)     (20,409)     (25,374)     (93,042)    (112,754)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (8,357,393)   37,444,104     (464,664)    (162,349)  (2,372,666)  (2,818,361)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (20,092,852)   29,584,666   (1,537,194)  (1,342,407)  (6,349,543)  (7,251,633)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (25,200,899)   43,817,908   (1,979,583)     181,685   (7,160,511)  (2,777,727)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  101,745,163    57,927,255    8,199,256    8,017,571   32,906,491   35,684,218
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 76,544,264  $101,745,163  $ 6,219,673  $ 8,199,256  $25,745,980  $32,906,491
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   12,641,766     8,618,639      471,423      564,032    3,482,675    4,328,665
       Units issued......................      231,161     6,671,776       34,447      126,284       59,873      113,677
       Units redeemed....................   (2,687,839)   (2,648,649)    (123,996)    (218,893)    (732,946)    (959,667)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   10,185,088    12,641,766      381,874      471,423    2,809,602    3,482,675
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          -------------------------  --------------------- --------------------------
                                              VT SMALL CAP VALUE           VT VISTA                VT VOYAGER
                                          -------------------------  --------------------- --------------------------
                                              2011          2010         2010 (AH)(AK)         2011          2010
                                          ------------  -----------  --------------------- ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (507,979) $  (646,656)     $   (473,381)     $ (1,986,326) $   (210,964)
Net realized gains (losses)..............   (1,559,066)  (3,361,075)        1,143,593           707,132    (3,765,104)
Change in unrealized gains (losses)......     (940,895)  15,868,578         5,583,462       (25,319,391)   30,603,343
                                          ------------  -----------      ------------      ------------  ------------
Increase (decrease) in net assets from
 operations..............................   (3,007,940)  11,860,847         6,253,674       (26,598,585)   26,627,275
                                          ------------  -----------      ------------      ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      161,260       68,733            60,996           251,468       283,618
Benefit payments.........................   (1,046,802)    (988,080)         (675,230)       (3,423,964)   (3,180,227)
Payments on termination..................   (6,650,681)  (5,083,619)       (2,534,434)      (16,435,141)  (15,076,509)
Contract Maintenance Charge..............      (95,302)    (114,408)         (137,138)         (419,057)     (523,723)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (3,136,318)  (3,334,803)      (50,318,950)       (2,291,305)  (13,190,904)
                                          ------------  -----------      ------------      ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (10,767,843)  (9,452,177)      (53,604,756)      (22,317,999)  (31,687,745)
                                          ------------  -----------      ------------      ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (13,775,783)   2,408,670       (47,351,082)      (48,916,584)   (5,060,470)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   57,624,299   55,215,629        47,351,082       156,357,883   161,418,353
                                          ------------  -----------      ------------      ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 43,848,516  $57,624,299      $         --      $107,441,299  $156,357,883
                                          ============  ===========      ============      ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,254,570    3,820,610         6,259,667        13,951,428    17,281,771
       Units issued......................      157,702      191,272           100,865           998,561     1,122,486
       Units redeemed....................     (789,328)    (757,312)       (6,360,532)       (3,104,954)   (4,452,829)
                                          ------------  -----------      ------------      ------------  ------------
    Units outstanding at end of
     period..............................    2,622,944    3,254,570                --        11,845,035    13,951,428
                                          ============  ===========      ============      ============  ============

--------
(ah)For the period beginning January 01, 2010 and ended September 23, 2010
(ak)On September 24, 2010 VT Vista merged into VT Multi-Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                               THE UNIVERSAL               THE UNIVERSAL              THE UNIVERSAL
                                           INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                           ------------------------  -------------------------  ------------------------
                                              VAN KAMPEN UIF               VAN KAMPEN UIF            VAN KAMPEN UIF
                                                 CORE PLUS                    EMERGING               GLOBAL TACTICAL
                                               FIXED INCOME                MARKETS EQUITY       ASSET ALLOCATION PORTFOLIO
                                           ------------------------  -------------------------  ------------------------
                                             2011         2010           2011          2010         2011          2010
                                            --------    ----------   ------------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ 19,894    $   55,578    $   (420,569) $  (381,379) $   (46,927)  $   236,922
Net realized gains (losses)...............   (2,965)      (23,852)        841,013      168,200     (707,604)   (1,205,200)
Change in unrealized gains (losses).......   21,342        36,208      (7,541,525)   6,163,059       81,827     1,477,760
                                            --------    ----------   ------------  -----------  -----------   -----------
Increase (decrease) in net assets from
 operations...............................   38,271        67,934      (7,121,081)   5,949,880     (672,704)      509,482
                                            --------    ----------   ------------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................    1,500            --          20,102       11,436        9,963         4,516
Benefit payments..........................       --            --        (724,634)    (540,332)    (433,461)     (390,370)
Payments on termination...................  (32,137)     (327,554)     (4,799,697)  (3,594,492)  (1,892,505)   (1,817,617)
Contract Maintenance Charge...............     (265)         (288)        (11,818)     (13,759)      (6,150)       (7,784)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   19,289       (10,272)       (223,160)   2,516,830     (767,942)   (1,136,062)
                                            --------    ----------   ------------  -----------  -----------   -----------
Increase (decrease) in net assets from
 contract transactions....................  (11,613)     (338,114)     (5,739,207)  (1,620,317)  (3,090,095)   (3,347,317)
                                            --------    ----------   ------------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   26,658      (270,180)    (12,860,288)   4,329,563   (3,762,799)   (2,837,835)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  967,113     1,237,293      41,174,349   36,844,786   16,486,294    19,324,129
                                            --------    ----------   ------------  -----------  -----------   -----------
NET ASSETS AT END OF PERIOD............... $993,771    $  967,113    $ 28,314,061  $41,174,349  $12,723,495   $16,486,294
                                            ========    ==========   ============  ===========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   75,242       101,883       1,868,431    1,948,618    1,622,755     1,980,007
       Units issued.......................    4,918        15,533         163,104      278,154       52,338        73,777
       Units redeemed.....................   (5,866)      (42,174)       (424,087)    (358,341)    (355,325)     (431,029)
                                            --------    ----------   ------------  -----------  -----------   -----------
    Units outstanding at end of period....   74,294        75,242       1,607,448    1,868,431    1,319,768     1,622,755
                                            ========    ==========   ============  ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF            VAN KAMPEN UIF
                                                 GROWTH (AD)             MID CAP GROWTH           U.S. REAL ESTATE
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (430,871) $  (439,287) $  (294,676) $  (361,471) $  (197,602) $   126,524
Net realized gains (losses)..............   2,163,364    1,034,531    1,286,710      179,333     (355,790)  (1,553,271)
Change in unrealized gains (losses)......  (2,607,767)   5,027,605   (2,558,684)   5,944,221    1,592,200    7,442,503
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (875,274)   5,622,849   (1,566,650)   5,762,083    1,038,808    6,015,756
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      24,637       21,910       16,997        8,318       12,509      108,402
Benefit payments.........................    (612,357)    (571,139)    (642,902)    (441,951)    (813,915)    (678,296)
Payments on termination..................  (4,168,920)  (2,648,126)  (3,349,180)  (2,615,202)  (3,806,365)  (2,851,666)
Contract Maintenance Charge..............     (42,652)     (49,348)      (7,354)      (7,831)      (9,130)     (10,001)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (683,360)  (1,512,049)      (3,927)    (350,304)    (354,367)    (275,308)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,482,652)  (4,758,752)  (3,986,366)  (3,406,970)  (4,971,268)  (3,706,869)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,357,926)     864,097   (5,553,016)   2,355,113   (3,932,460)   2,308,887
NET ASSETS AT BEGINNING OF
 PERIOD..................................  30,980,284   30,116,187   23,535,600   21,180,487   25,795,552   23,486,665
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $24,622,358  $30,980,284  $17,982,584  $23,535,600  $21,863,092  $25,795,552
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,712,334    3,167,795    1,218,154    1,423,621      972,188    1,133,913
       Units issued......................     137,115      103,430       99,278      120,963       66,725      108,482
       Units redeemed....................    (594,565)    (558,891)    (298,810)    (326,430)    (245,790)    (270,207)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,254,884    2,712,334    1,018,622    1,218,154      793,123      972,188
                                          ===========  ===========  ===========  ===========  ===========  ===========

--------
(ad)Previously known as Van Kampen UIF Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                        INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                               (CLASS II)                (CLASS II)                 (CLASS II)
                                               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                        ------------------------  ------------------------  --------------------------
                                             VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                                EMERGING                  EMERGING                    GLOBAL
                                         MARKETS DEBT (CLASS II)  MARKETS EQUITY (CLASS II)    FRANCHISE (CLASS II)
                                        ------------------------  ------------------------  --------------------------
                                            2011         2010         2011         2010         2011          2010
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   365,073  $   564,430  $  (201,020) $  (194,560) $    998,105  $   (743,458)
Net realized gains (losses)............     232,788     (132,510)     131,362     (209,689)    1,403,646    (1,071,040)
Change in unrealized gains
 (losses)..............................     354,590    1,260,174   (3,128,244)   3,231,098     2,317,508     9,480,313
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................     952,451    1,692,094   (3,197,902)   2,826,849     4,719,259     7,665,815
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      20,148       49,125        8,731       20,160        94,477        93,585
Benefit payments.......................    (210,858)    (228,233)    (403,834)    (163,275)   (1,144,308)   (1,627,924)
Payments on termination................  (3,521,561)  (2,916,002)  (2,723,482)  (2,757,124)   (9,825,865)  (12,705,495)
Contract Maintenance Charge............     (79,413)     (94,498)     (70,644)     (92,056)     (245,639)     (287,015)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (1,304,381)     760,840      124,262      285,398    (2,631,380)   (1,750,704)
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (5,096,065)  (2,428,768)  (3,064,967)  (2,706,897)  (13,752,715)  (16,277,553)
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................  (4,143,614)    (736,674)  (6,262,869)     119,952    (9,033,456)   (8,611,738)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  21,338,173   22,074,847   18,754,991   18,635,039    65,405,564    74,017,302
                                        -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $17,194,559  $21,338,173  $12,492,122  $18,754,991  $ 56,372,108  $ 65,405,564
                                        ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   1,023,186    1,148,379      510,908      593,326     3,715,147     4,692,911
       Units issued....................      75,868      136,774       45,481       78,383       132,149       181,566
       Units redeemed..................    (317,373)    (261,967)    (134,005)    (160,801)     (858,893)   (1,159,330)
                                        -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................     781,681    1,023,186      422,384      510,908     2,988,403     3,715,147
                                        ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 (CLASS II)                (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                         VAN KAMPEN UIF            VAN KAMPEN UIF
                                               VAN KAMPEN UIF                MID CAP                SMALL COMPANY
                                           GROWTH (CLASS II) (AE)       GROWTH (CLASS II)         GROWTH (CLASS II)
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (150,104) $  (158,445) $  (457,907) $  (569,451) $   308,758  $  (236,708)
Net realized gains (losses)..............     967,726      481,025    1,656,602     (184,436)     555,844      (16,108)
Change in unrealized gains (losses)......  (1,142,668)   1,517,976   (3,315,624)   9,842,964   (2,163,726)   3,384,331
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (325,046)   1,840,556   (2,116,929)   9,089,077   (1,299,124)   3,131,515
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       7,378       42,097       35,168      130,992       20,235       30,258
Benefit payments.........................    (291,699)    (493,004)    (777,080)    (872,905)    (502,870)    (243,344)
Payments on termination..................  (1,698,137)    (769,621)  (5,335,139)  (4,708,207)  (2,026,511)  (1,491,626)
Contract Maintenance Charge..............     (24,188)     (33,550)    (144,812)    (175,740)     (51,182)     (63,117)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (60,967)    (493,202)  (1,060,114)  (2,155,524)    (537,840)    (536,014)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,067,613)  (1,747,280)  (7,281,977)  (7,781,384)  (3,098,168)  (2,303,843)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,392,659)      93,276   (9,398,906)   1,307,693   (4,397,292)     827,672
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,101,083   10,007,807   35,651,175   34,343,482   15,509,630   14,681,958
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,708,424  $10,101,083  $26,252,269  $35,651,175  $11,112,338  $15,509,630
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     633,171      756,339    1,999,690    2,519,842      752,378      886,211
       Units issued......................      58,463       14,168      188,692      172,776       38,922       32,734
       Units redeemed....................    (182,871)    (137,336)    (547,046)    (692,928)    (190,596)    (166,567)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     508,763      633,171    1,641,336    1,999,690      600,704      752,378
                                          ===========  ===========  ===========  ===========  ===========  ===========

--------
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                        THE UNIVERSAL
                                                                  INSTITUTIONAL FUNDS, INC.
                                                                          (CLASS II)
                                                                         SUB-ACCOUNT
                                                                  -------------------------
                                                                        VAN KAMPEN UIF
                                                                          U.S. REAL
                                                                      ESTATE (CLASS II)
                                                                  -------------------------
                                                                      2011          2010
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $   (541,429) $   194,646
Net realized gains (losses)......................................   (1,135,443)  (3,452,508)
Change in unrealized gains (losses)..............................    3,972,636   16,108,136
                                                                  ------------  -----------
Increase (decrease) in net assets from operations................    2,295,764   12,850,274
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits.........................................................       47,381      100,606
Benefit payments.................................................     (850,820)  (1,002,878)
Payments on termination..........................................   (8,235,385)  (5,144,503)
Contract Maintenance Charge......................................     (211,878)    (243,774)
Transfers among the sub-accounts and with the Fixed Account--net.   (2,144,894)  (3,247,922)
                                                                  ------------  -----------
Increase (decrease) in net assets from contract transactions.....  (11,395,596)  (9,538,471)
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS................................   (9,099,832)   3,311,803
NET ASSETS AT BEGINNING OF PERIOD................................   54,625,961   51,314,158
                                                                  ------------  -----------
NET ASSETS AT END OF PERIOD...................................... $ 45,526,129  $54,625,961
                                                                  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................    2,366,859    2,830,496
       Units issued..............................................      151,224      139,965
       Units redeemed............................................     (623,861)    (603,602)
                                                                  ------------  -----------
    Units outstanding at end of period...........................    1,894,222    2,366,859
                                                                  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance Agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series
       (Advantage, Extra, and Ultra) (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 Asset Manager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred,
       Apex) (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  Select Directions Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

ADVANCED SERIES TRUST                                  ADVANCED SERIES TRUST (CONTINUED)
    AST Academic Strategies Asset Allocation               AST Large-Cap Value
    AST Advanced Strategies                                AST Lord Abbett Core Fixed Income
    AST American Century Income & Growth                      (Previously known as AST Lord Abbett
    AST Balanced Asset Allocation                             Bond-Debenture)
    AST BlackRock Global Strategies*                       AST Marsico Capital Growth
    AST BlackRock Value (Previously known as AST           AST MFS Global Equity
       DeAm Large-Cap Value)                               AST MFS Growth
    AST Bond Portfolio 2016*                               AST Mid-Cap Value
    AST Bond Portfolio 2018                                AST Money Market
    AST Bond Portfolio 2019                                AST Neuberger Berman Core Bond*
    AST Bond Portfolio 2020                                AST Neuberger Berman / LSV Mid-Cap Value
    AST Bond Portfolio 2021                                AST Neuberger Berman Mid-Cap Growth
    AST Bond Portfolio 2022 (For the period                AST Neuberger Berman Small-Cap Growth (For
       beginning January 3, 2011 and ended                    the period beginning January 3, 2011 and
       December 31, 2011)                                     ended May 31, 2011)
    AST Capital Growth Asset Allocation                    AST Parametric Emerging Markets Equity
    AST CLS Growth Asset Allocation                        AST PIMCO Limited Maturity Bond
    AST CLS Moderate Asset Allocation                      AST PIMCO Total Return Bond
    AST Cohen & Steers Realty                              AST Preservation Asset Allocation
    AST Federated Aggressive Growth                        AST Prudential Core Bond*
    AST FI Pyramis(R) Asset Allocation (Previously         AST Quantitative Modeling*
       known as AST Niemann Capital Growth Asset           AST QMA US Equity Alpha
       Allocation)                                         AST Schroders Multi-Asset World Strategies
    AST First Trust Balanced Target                        AST Small-Cap Growth
    AST First Trust Capital Appreciation Target            AST Small-Cap Value
    AST Global Real Estate                                 AST T. Rowe Price Asset Allocation
    AST Goldman Sachs Concentrated Growth                  AST T. Rowe Price Equity Income (Previously
    AST Goldman Sachs Large-Cap Value (Previously             known as AST AllianceBernstein Core
       known as AST AllianceBernstein Growth &                Value)
       Income)                                             AST T. Rowe Price Global Bond
    AST Goldman Sachs Mid-Cap Growth                       AST T. Rowe Price Large-Cap Growth
    AST Goldman Sachs Small-Cap Value                      AST T. Rowe Price Natural Resources
    AST High Yield                                         AST Wellington Management Hedged Equity
    AST Horizon Growth Asset Allocation                       (Previously known as AST Aggressive
    AST Horizon Moderate Asset Allocation                     Asset Allocation)
    AST International Growth                               AST Western Asset Core Plus Bond*
    AST International Value
    AST Investment Grade Bond                          ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND
    AST Jennison Large-Cap Growth*                         AllianceBernstein VPS Growth
    AST Jennison Large-Cap Value*                          AllianceBernstein VPS Growth & Income
    AST JPMorgan International Equity                      AllianceBernstein VPS International Value
    AST JPMorgan Strategic Opportunities (Previously       AllianceBernstein VPS Large Cap Growth
       known as AST UBS Dynamic Alpha)                     AllianceBernstein VPS Small/Mid Cap Value
                                                           AllianceBernstein VPS Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.           FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    American Century VP Balanced                     (SERVICE CLASS 2) (CONTINUED)
    American Century VP International                    VIP Growth Stock (Service Class 2)
                                                         VIP High Income (Service Class 2)
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.           VIP Index 500 (Service Class 2)
    Dreyfus Socially Responsible Growth Fund             VIP Investment Grade Bond (Service Class 2)
                                                         VIP MidCap (Service Class 2)
DREYFUS STOCK INDEX FUND                                 VIP Money Market (Service Class 2)
    Dreyfus Stock Index Fund                             VIP Overseas (Service Class 2)

DREYFUS VARIABLE INVESTMENT FUND                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    VIF Growth & Income                              TRUST
    VIF Money Market                                     Franklin Flex Cap Growth Securities
                                                         Franklin Growth and Income Securities
DWS VARIABLE INVESTMENT SERIES I                         Franklin High Income Securities
    DWS Bond VIP A                                       Franklin Income Securities
    DWS Capital Growth VIP A                             Franklin Large Cap Growth Securities
    DWS Global Small Cap Growth VIP A (Previously        Franklin Small Cap Value Securities
       known as DWS Global Opportunities VIP A)          Franklin Small-Mid Cap Growth Securities
    DWS Growth and Income VIP A                          Franklin Templeton VIP Founding Funds
    DWS International VIP A                                 Allocation
                                                         Franklin U.S. Government
DWS VARIABLE INVESTMENT SERIES II                        Mutual Global Discovery Securities
    DWS Balanced VIP A II                                Mutual Shares Securities
    DWS Money Market VIP A II                            Templeton Developing Markets Securities
    DWS Small Mid Cap Growth VIP A II (Previously        Templeton Foreign Securities
       known as DWS Small Cap Growth VIP A II)           Templeton Global Bond Securities
                                                         Templeton Growth Securities
FEDERATED INSURANCE SERIES
    Federated Prime Money Fund II                    GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                         VIT Large Cap Value
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                VIT Mid Cap Value
    VIP Contrafund                                       VIT Strategic Growth
    VIP Equity-Income                                    VIT Strategic International Equity
    VIP Growth                                           VIT Structured Small Cap Equity
    VIP High Income                                      VIT Structured U.S. Equity
    VIP Index 500
    VIP Investment Grade Bond                        INVESCO INVESTMENT SERVICES
    VIP Overseas                                         Invesco V.I. Balanced (For the period beginning
                                                         January 1, 2011 and ended April 28, 2011) (On
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                   April 29, 2011 Invesco V.I. Balanced
(SERVICE CLASS 2)                                           merged into Invesco Van Kampen V.I.
    VIP Asset Manager Growth (Service Class 2)              Equity and Income)
    VIP Contrafund (Service Class 2)                     Invesco V.I. Basic Value
    VIP Equity-Income (Service Class 2)                  Invesco V.I. Capital Appreciation
    VIP Freedom 2010 Portfolio (Service Class 2)         Invesco V.I. Capital Development
    VIP Freedom 2020 Portfolio (Service Class 2)         Invesco V.I. Core Equity
    VIP Freedom 2030 Portfolio (Service Class 2)         Invesco V.I. Diversified Income
    VIP Freedom Income Portfolio (Service Class 2)       Invesco V.I. Dividend Growth
    VIP Growth (Service Class 2)
    VIP Growth & Income (Service Class 2)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESCO INVESTMENT SERVICES (CONTINUED)                INVESCO INVESTMENT SERVICES (SERIES II)
    Invesco V.I. Global Dividend Growth (For the           Invesco V.I. Balanced II (For the period
       period beginning January 1, 2011 and ended             beginning January 1, 2011 and ended
       April 28, 2011) (On April 29, 2011 Invesco             April 28, 2011) (On April 29, 2011 Invesco
       V.I. Global Dividend Growth merged into                V. I. Balanced II merged into Invesco Van
       Invesco Van Kampen V.I. Global Value                   Kampen V.I. Equity and Income--Series II)
       Equity)                                             Invesco V.I. Basic Value II
    Invesco V.I. Government Securities                     Invesco V.I. Capital Appreciation II
    Invesco V.I. High Yield                                Invesco V.I. Capital Development II
    Invesco V.I. High Yield Securities                     Invesco V.I. Core Equity II
    Invesco V.I. Income Builder (For the period            Invesco V.I. Diversified Income II
       beginning January 1, 2011 and ended                 Invesco V.I. Dividend Growth II
       April 28, 2011) (On April 29, 2011 Invesco          Invesco V.I. Global Dividend Growth II (For the
       V.I. Income Builder merged into Invesco Van            period beginning January 1, 2011 and ended
       Kampen V.I. Equity and Income)                         April 28, 2011) (On April 29, 2011 Invesco
    Invesco V.I. International Growth                         V.I. Global Dividend Growth II merged into
    Invesco V.I. Large Cap Growth (For the period             Invesco Van Kampen V.I. Global Value
       beginning January 1, 2011 and ended                    Equity--Series II)
       April 28, 2011) (On April 29, 2011 Invesco          Invesco V. I. Government Securities II
       V.I. Large Cap Growth merged into Invesco           Invesco V.I. High Yield II
       Van Kampen V.I. Capital Growth)                     Invesco V.I. High Yield Securities II
    Invesco V.I. Mid Cap Core Equity                       Invesco V.I. Income Builder II (For the period
    Invesco V.I. Money Market                                 beginning January 1, 2011 and ended
    Invesco V.I. S&P 500 Index                                April 28, 2011) (On April 29, 2011 Invesco
    Invesco V.I. Technology                                   V.I. Income Builder II merged into Invesco
    Invesco V.I. Utilities                                    Van Kampen V.I .Equity and Income--
    Invesco Van Kampen V.I. Capital Growth                    Series II)
    Invesco Van Kampen V.I. Comstock                       Invesco V.I. International Growth II
    Invesco Van Kampen V.I. Equity and Income (For         Invesco V.I. Large Cap Growth II (For the
       the period beginning April 29, 2011 and ended          period beginning January 1, 2011 and ended
       December 31, 2011)                                     April 28, 2011) (On April 29, 2011 Invesco
    Invesco Van Kampen V.I. Global Value Equity               V.I. Large Cap Growth II merged into
    Invesco Van Kampen V.I. Government (For the               Invesco Van Kampen V.I. Capital
       period beginning January 1, 2011 and ended             Growth--Series II)
       April 28, 2011) (On April 29, 2011 Invesco          Invesco V.I. Mid Cap Core Equity II
       Van Kampen V.I. Government merged into              Invesco V.I. Money Market II
       Invesco V.I. Government Securities)                 Invesco V.I. S&P 500 Index II
    Invesco Van Kampen V.I. High Yield (For the            Invesco V.I. Technology II
       period beginning January 1, 2011 and ended          Invesco V.I. Utilities II
       April 28, 2011) (On April 29, 2011 Invesco          Invesco Van Kampen V.I.Capital Growth--
       Van Kampen V.I. High Yield merged into                 Series II
       Invesco V.I. High Yield)                            Invesco Van Kampen V.I. Comstock--Series II
    Invesco Van Kampen V.I. Mid Cap Value                  Invesco Van Kampen V.I. Equity and Income--
    Invesco Van Kampen V.I. Value (For the period             Series II
       beginning January 1, 2011 and ended                 Invesco Van Kampen V.I. Global Value
       April 28, 2011) (On April 29, 2011 Invesco             Equity--Series II (For the period beginning
       Van Kampen V.I. Value merged into Invesco              April 29, 2011 and ended December 31,
       Van Kampen V.I. Comstock)                              2011)


                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


INVESCO INVESTMENT SERVICES (SERIES II) (CONTINUED)  MORGAN STANLEY VARIABLE INVESTMENT SERIES
    Invesco Van Kampen V.I. Growth and Income--          Aggressive Equity
       Series II                                         European Equity
    Invesco Van Kampen V.I. International Growth         Income Plus
       Equity--Series II (For the period beginning       Limited Duration
       January 1, 2011 and ended April 28, 2011)         Money Market
       (On April 29, 2011 Invesco Van Kampen V.I.        Multi Cap Growth (Previously known as Capital
       International Growth Equity II merged into           Opportunities)
       Invesco V.I. International Growth II)             Strategist
    Invesco Van Kampen V.I. Mid Cap                      Utilities
       Growth--Series II
    Invesco Van Kampen V.I. Mid Cap                  MORGAN STANLEY VARIABLE INVESTMENT SERIES
       Value--Series II                              (CLASS Y SHARES)
                                                         Aggressive Equity (Class Y Shares)
JANUS ASPEN SERIES                                       European Equity (Class Y Shares)
    Forty Portfolio                                      Income Plus (Class Y Shares)
                                                         Limited Duration (Class Y Shares)
LAZARD RETIREMENT SERIES, INC.                           Money Market (Class Y Shares)
    Emerging Markets Equity                              Multi Cap Growth (Class Y Shares) (Previously
                                                            known as Capital Opportunities (Class Y
LEGG MASON PARTNERS VARIABLE INCOME TRUST                   Shares))
    Legg Mason ClearBridge Variable Fundamental          Strategist (Class Y Shares)
       All Cap Value Portfolio I                         Utilities (Class Y Shares)

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC       NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
    Legg Mason ClearBridge Variable Large Cap            AMT Mid-Cap Growth
       Value Portfolio I                                 AMT Partners

LORD ABBETT SERIES FUND                              OPPENHEIMER VARIABLE ACCOUNT FUNDS
    Bond-Debenture                                       Oppenheimer Balanced
    Fundamental Equity                                   Oppenheimer Capital Appreciation
    Growth and Income                                    Oppenheimer Core Bond
    Growth Opportunities                                 Oppenheimer Global Securities
    Mid-Cap Value                                        Oppenheimer Global Strategic Income
                                                         Oppenheimer High Income
MFS VARIABLE INSURANCE TRUST                             Oppenheimer Main Street
    MFS Growth                                           Oppenheimer Main Street Small Mid Cap
    MFS High Income                                         (Previously known as Oppenheimer Main
    MFS Investors Trust                                     Street Small Cap)
    MFS New Discovery                                    Oppenheimer Small- & Mid-Cap Growth
    MFS Research
    MFS Research Bond                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
    MFS Utilities                                    SHARES ("SS"))
                                                         Oppenheimer Balanced (SS)
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)             Oppenheimer Capital Appreciation (SS)
    MFS Growth (Service Class)                           Oppenheimer Core Bond (SS)
    MFS Investors Trust (Service Class)                  Oppenheimer Global Securities (SS)
    MFS New Discovery (Service Class)                    Oppenheimer Global Strategic Income (SS)
    MFS Research (Service Class)
    MFS Utilities (Service Class)


                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE     PUTNAM VARIABLE TRUST (CONTINUED)
SHARES ("SS")) (CONTINUED)                         VT Growth and Income
   Oppenheimer High Income (SS)                    VT Growth Opportunities
   Oppenheimer Main Street (SS)                    VT High Yield
   Oppenheimer Main Street Small Mid Cap (SS)      VT Income
       (Previously known as Oppenheimer Main       VT International Equity
       Street Small Cap (SS))                      VT International Growth
   Oppenheimer Small- & Mid-Cap Growth (SS)        VT International Value
                                                   VT Investors
PANORAMA SERIES FUND, INC. (SERVICE                VT Money Market
SHARES ("SS"))                                     VT Multi-Cap Growth
   Oppenheimer International Growth (SS)*          VT Multi-Cap Value
                                                   VT Research
PIMCO VARIABLE INSURANCE TRUST                     VT Small Cap Value
   Foreign Bond (US Dollar-Hedged)                 VT Vista (For the period beginning
   Money Market                                        January 1, 2010 and ended
   PIMCO Total Return                                  September 23, 2010) (On
   PIMCO VIT Commodity RealReturn Strategy             September 24, 2010 VT Vista merged
       (Advisor Shares)                                in to VT Multi-Cap Growth)
   PIMCO VIT Emerging Markets Bond (Advisor        VT Voyager
       Shares)
   PIMCO VIT RealReturn (Advisor Shares)        RYDEX VARIABLE TRUST
   PIMCO VIT Total Return (Advisor Shares)         Rydex VT Nasdaq 100 Strategy Fund*

PROFUNDS VP                                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC
   ProFund VP Consumer Goods Portfolio*            Van Kampen UIF Core Plus Fixed Income
   ProFund VP Consumer Services Portfolio*         Van Kampen UIF Emerging Markets Equity
   ProFund VP Financials                           Van Kampen UIF Global Tactical Asset
   ProFund VP Health Care                              Allocation Portfolio
   ProFund VP Industrials*                         Van Kampen UIF Growth (Previously known
   ProFund VP Large-Cap Growth*                        as Van Kampen UIF Capital Growth)
   ProFund VP Large-Cap Value*                     Van Kampen UIF Mid Cap Growth
   ProFund VP Mid-Cap Growth*                      Van Kampen UIF U.S. Real Estate
   ProFund VP Mid-Cap Value
   ProFund VP Real Estate*                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   ProFund VP Small-Cap Growth*                 (CLASS II)
   ProFund VP Small-Cap Value*                     Van Kampen UIF Emerging Markets Debt
   ProFund VP Telecommunications                       (Class II)
   ProFund VP Utilities                            Van Kampen UIF Emerging Markets Equity
                                                       (Class II)
PUTNAM VARIABLE TRUST                              Van Kampen UIF Global Franchise
   VT American Government Income                       (Class II)
   VT Capital Opportunities                        Van Kampen UIF Growth (Class II)
   VT Diversified Income                               (Previously known as Van Kampen UIF
   VT Equity Income                                    Capital Growth (Class II))
   VT George Putnam Balanced                       Van Kampen UIF Mid Cap Growth (Class II)
   VT Global Asset Allocation                      Van Kampen UIF Small Company Growth
   VT Global Equity                                    (Class II)
   VT Global Health Care                           Van Kampen UIF U.S. Real Estate
   VT Global Utilities                                 (Class II)

--------
*  Fund was available, but had no assets as of December 31, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders' deposits are included in the Allstate Life general account assets and earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at the fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

   NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits as of December 31, 2011. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   FAIR VALUE OF FINANCIAL ASSETS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

   LEVEL 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   LEVEL 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in markets that are not active; or
          c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

   LEVEL 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

   In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers.

   CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account - net" on the Statements of Changes in Net Assets.

4.  EXPENSES

   MORTALITY AND EXPENSE RISK CHARGE--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. Allstate

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Life guarantees that the amount of this charge will not increase over the life of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   ADMINISTRATIVE EXPENSE CHARGE--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   CONTRACT MAINTENANCE CHARGE--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

5.  PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2011 were as follows:

                                                               PURCHASES
                                                               ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Academic Strategies Asset Allocation............ $1,646,693
          AST Advanced Strategies.............................    625,526
          AST American Century Income & Growth................      8,108
          AST Balanced Asset Allocation.......................  2,222,366
          AST BlackRock Value (a).............................      1,153
          AST Bond Portfolio 2018.............................    173,975
          AST Bond Portfolio 2019.............................    103,426
          AST Bond Portfolio 2020.............................    537,822
          AST Bond Portfolio 2021.............................    960,630
          AST Bond Portfolio 2022 (b).........................    786,121
          AST Capital Growth Asset Allocation.................  1,998,659
          AST CLS Growth Asset Allocation.....................     79,289
          AST CLS Moderate Asset Allocation...................    265,073
          AST Cohen & Steers Realty...........................        793
          AST Federated Aggressive Growth.....................     10,666
          AST FI Pyramis(R) Asset Allocation (c)..............     99,522

--------
(a)Previously known as AST DeAm Large-Cap Value
(b)For the period beginning January 03, 2011 and ended December 31, 2011
(c)Previously known as AST Niemann Capital Growth Asset Allocation

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                     PURCHASES
                                                                    -----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST First Trust Balanced Target................................. $   934,082
   AST First Trust Capital Appreciation Target.....................   5,378,420
   AST Global Real Estate..........................................         553
   AST Goldman Sachs Concentrated Growth...........................       5,198
   AST Goldman Sachs Large-Cap Value (d)...........................         163
   AST Goldman Sachs Mid-Cap Growth................................       2,536
   AST Goldman Sachs Small-Cap Value...............................      10,571
   AST High Yield..................................................       3,200
   AST Horizon Growth Asset Allocation.............................      59,012
   AST Horizon Moderate Asset Allocation...........................     153,924
   AST International Growth........................................       5,898
   AST International Value.........................................         974
   AST Investment Grade Bond.......................................  18,955,327
   AST JPMorgan International Equity...............................         604
   AST JPMorgan Strategic Opportunities (e)........................     866,376
   AST Large-Cap Value.............................................           7
   AST Lord Abbett Core Fixed Income (f)...........................         885
   AST Marsico Capital Growth......................................         211
   AST MFS Global Equity...........................................         186
   AST MFS Growth..................................................          51
   AST Mid-Cap Value...............................................         236
   AST Money Market................................................      84,400
   AST Neuberger Berman / LSV Mid-Cap Value........................       2,395
   AST Neuberger Berman Mid-Cap Growth.............................       2,094
   AST Neuberger Berman Small-Cap Growth (g).......................         171
   AST Parametric Emerging Markets Equity..........................      10,497
   AST PIMCO Limited Maturity Bond.................................       2,845
   AST PIMCO Total Return Bond.....................................      23,864
   AST Preservation Asset Allocation...............................   1,951,267
   AST QMA US Equity Alpha.........................................       3,037
   AST Schroders Multi-Asset World Strategies......................     430,548
   AST Small-Cap Growth............................................       1,128
   AST Small-Cap Value.............................................       1,209
   AST T. Rowe Price Asset Allocation..............................   1,534,031
   AST T. Rowe Price Equity Income (h).............................         475
   AST T. Rowe Price Global Bond...................................       3,662
   AST T. Rowe Price Large-Cap Growth..............................       1,177
   AST T. Rowe Price Natural Resources.............................      33,752

--------
(d)Previously known as AST AllianceBernstein Growth & Income
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture
(g)For the period beginning January 03, 2011 and ended May 31, 2011
(h)Previously known as AST AllianceBernstein Core Value

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                 PURCHASES
                                                                                 ----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST Wellington Management Hedged Equity (i).................................. $   12,034
   Franklin Templeton VIP Founding Funds Allocation.............................  1,058,539
   ProFund VP Financials........................................................      2,584
   ProFund VP Health Care.......................................................      2,612
   ProFund VP Mid-Cap Value.....................................................          7
   ProFund VP Telecommunications................................................      2,569
   ProFund VP Utilities.........................................................      1,158

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.................................................    713,339
   AllianceBernstein VPS Growth & Income........................................  1,496,793
   AllianceBernstein VPS International Value....................................  2,650,229
   AllianceBernstein VPS Large Cap Growth.......................................    499,020
   AllianceBernstein VPS Small/Mid Cap Value....................................    484,017
   AllianceBernstein VPS Value..................................................     73,956

Investments in the American Century Variable Portfolios, Inc. Sub-Accounts:
   American Century VP Balanced.................................................        205
   American Century VP International............................................         66

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.....................................        170

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.....................................................     43,794

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income..........................................................      1,388
   VIF Money Market.............................................................    305,292

Investments in the DWS Variable Investment Series I Sub-Accounts:
   DWS Bond VIP A...............................................................    714,974
   DWS Capital Growth VIP A.....................................................    272,224
   DWS Global Small Cap Growth VIP A (j)........................................    375,357
   DWS Growth and Income VIP A..................................................    258,314
   DWS International VIP A......................................................      6,602

Investments in the DWS Variable Investment Series II Sub-Accounts:
   DWS Balanced VIP A II........................................................     23,390
   DWS Money Market VIP A II....................................................    458,337
   DWS Small Mid Cap Growth VIP A II (k)........................................    295,385

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II................................................    562,632

--------
(i)Previously known as AST Aggressive Asset Allocation
(j)Previously known as DWS Global Opportunities VIP A
(k)Previously known as DWS Small Cap Growth VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                               PURCHASES
                                                                                              -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund............................................................................ $   310,251
   VIP Equity-Income.........................................................................      49,640
   VIP Growth................................................................................     134,304
   VIP High Income...........................................................................     237,460
   VIP Index 500.............................................................................     360,850
   VIP Investment Grade Bond.................................................................     119,990
   VIP Overseas..............................................................................      62,352

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................      14,329
   VIP Contrafund (Service Class 2)..........................................................   3,069,691
   VIP Equity-Income (Service Class 2).......................................................      42,491
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................   1,739,613
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................   2,027,879
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................     828,164
   VIP Freedom Income Portfolio (Service Class 2)............................................   1,178,362
   VIP Growth (Service Class 2)..............................................................       5,383
   VIP Growth & Income (Service Class 2).....................................................   3,546,290
   VIP Growth Stock (Service Class 2)........................................................     539,745
   VIP High Income (Service Class 2).........................................................     931,648
   VIP Index 500 (Service Class 2)...........................................................   1,551,685
   VIP Investment Grade Bond (Service Class 2)...............................................          83
   VIP Mid Cap (Service Class 2).............................................................   1,329,107
   VIP Money Market (Service Class 2)........................................................  12,079,200
   VIP Overseas (Service Class 2)............................................................         601

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.......................................................     238,085
   Franklin Growth and Income Securities.....................................................   2,639,793
   Franklin High Income Securities...........................................................   2,053,451
   Franklin Income Securities................................................................  16,637,072
   Franklin Large Cap Growth Securities......................................................   2,212,631
   Franklin Small Cap Value Securities.......................................................   2,403,850
   Franklin Small Mid-Cap Growth Securities..................................................      58,844
   Franklin U.S. Government..................................................................   3,974,619
   Mutual Global Discovery Securities........................................................   2,217,255
   Mutual Shares Securities..................................................................   4,421,418
   Templeton Developing Markets Securities...................................................   2,764,072
   Templeton Foreign Securities..............................................................   9,912,501
   Templeton Global Bond Securities..........................................................     453,405
   Templeton Growth Securities...............................................................      17,749

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Large Cap Value.......................................................................     701,245
   VIT Mid Cap Value.........................................................................     250,790
   VIT Strategic Growth......................................................................          77

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     -----------
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts (continued):
   VIT Strategic International Equity............................................... $        85
   VIT Structured Small Cap Equity..................................................     505,867
   VIT Structured U.S. Equity.......................................................     236,504

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. Balanced (l) (m)....................................................     499,717
   Invesco V.I. Basic Value.........................................................     355,370
   Invesco V.I. Capital Appreciation................................................     574,082
   Invesco V. I. Capital Development................................................     406,852
   Invesco V. I. Core Equity........................................................   1,754,515
   Invesco V.I. Diversified Income..................................................   1,941,760
   Invesco V.I. Dividend Growth.....................................................   2,939,196
   Invesco V.I. Global Dividend Growth (l) (n)......................................   2,326,379
   Invesco V.I. Government Securities (r)...........................................   2,138,393
   Invesco V.I. High Yield (s)......................................................   1,475,160
   Invesco V.I. High Yield Securities...............................................   1,769,472
   Invesco V.I. Income Builder (l) (o)..............................................     397,837
   Invesco V.I. International Growth................................................   1,803,728
   Invesco V.I .Large Cap Growth (l) (p)............................................     960,591
   Invesco V.I. Mid Cap Core Equity.................................................   1,192,750
   Invesco V.I. Money Market........................................................   5,421,087
   Invesco V.I. S&P 500 Index.......................................................   1,796,112
   Invesco V.I. Technology..........................................................     283,423
   Invesco V.I. Utilities...........................................................     424,134
   Invesco Van Kampen V.I. Capital Growth (p).......................................  10,600,851
   Invesco Van Kampen V.I. Comstock (t).............................................   1,017,096
   Invesco Van Kampen V.I. Equity and Income (m) (o) (q)............................  33,885,325
   Invesco Van Kampen V.I. Global Value Equity (n)..................................  54,219,543
   Invesco Van Kampen V.I. Government (l) (r).......................................      37,068
   Invesco Van Kampen V.I. High Yield (l) (s).......................................         686
   Invesco Van Kampen V.I. Mid Cap Value............................................   1,221,900
   Invesco Van Kampen V.I. Value (l) (t)............................................       1,094

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                            PURCHASES
                                                                           -----------
Investments in the Invesco Investment Services (Series II) Sub-Accounts:
   Invesco V.I. Balanced II (l) (u)....................................... $     5,207
   Invesco V.I. Basic Value II............................................     417,702
   Invesco V.I. Capital Appreciation II...................................       8,535
   Invesco V.I. Capital Development II....................................       5,550
   Invesco V.I. Core Equity II............................................     115,753
   Invesco V.I. Diversified Income II.....................................      43,978
   Invesco V.I. Dividend Growth II........................................   1,173,677
   Invesco V.I. Global Dividend Growth II (l) (v).........................   1,012,388
   Invesco V.I. Government Securities II..................................      48,092
   Invesco V.I. High Yield II.............................................      42,833
   Invesco V.I. High Yield Securities II..................................   1,204,292
   Invesco V.I. Income Builder II (l) (w).................................     459,916
   Invesco V.I. International Growth II (y)...............................   5,000,857
   Invesco V.I. Mid Cap Core Equity II....................................      85,291
   Invesco V.I. Money Market II...........................................     172,372
   Invesco V.I. S&P 500 Index II..........................................   3,348,334
   Invesco V.I. Technology II.............................................       6,125
   Invesco V.I. Utilities II..............................................      35,257
   Invesco Van Kampen V.I. Capital Growth--Series II (x)..................   1,914,066
   Invesco Van Kampen V.I. Comstock--Series II............................   3,838,981
   Invesco Van Kampen V.I. Equity and Income--Series II (u) (w)...........  16,662,412
   Invesco Van Kampen V.I. Global Value Equity--Series II (q) (v).........  29,470,230
   Invesco Van Kampen V.I. Growth and Income--Series II...................   2,820,867
   Invesco Van Kampen V.I. International Growth Equity--Series II (l) (y).     152,840
   Invesco Van Kampen V.I. Mid Cap Growth--Series II......................   1,267,171
   Invesco Van Kampen V.I. Mid Cap Value--Series II.......................   2,123,077

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio........................................................          95

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity................................................          91

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I.................... $        35

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I..............................          30

Investments in the Lord Abbett Series Fund Sub-Accounts:
   Bond-Debenture...........................................................................   4,243,359
   Fundamental Equity.......................................................................   1,043,743
   Growth and Income........................................................................     703,371
   Growth Opportunities.....................................................................   4,762,465
   Mid-Cap Value............................................................................   1,602,387

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth...............................................................................       1,840
   MFS High Income..........................................................................     165,218
   MFS Investors Trust......................................................................      23,542
   MFS New Discovery........................................................................     365,721
   MFS Research.............................................................................       5,086
   MFS Research Bond........................................................................      81,881
   MFS Utilities............................................................................      17,440

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class)...............................................................      10,178
   MFS Investors Trust (Service Class)......................................................       3,677
   MFS New Discovery (Service Class)........................................................      47,929
   MFS Research (Service Class).............................................................         966
   MFS Utilities (Service Class)............................................................      58,317

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity........................................................................     470,113
   European Equity..........................................................................   1,213,465
   Income Plus..............................................................................   6,957,561
   Limited Duration.........................................................................     611,076
   Money Market.............................................................................  10,100,682
   Multi Cap Growth (z).....................................................................   1,135,236
   Strategist...............................................................................  14,476,053
   Utilities................................................................................   4,755,825

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................   2,864,208
   European Equity (Class Y Shares).........................................................     440,333
   Income Plus (Class Y Shares).............................................................  10,803,105
   Limited Duration (Class Y Shares)........................................................   2,951,610
   Money Market (Class Y Shares)............................................................  19,318,829
   Multi Cap Growth (Class Y Shares) (aa)...................................................   1,980,307

--------
(z)Previously known as Capital Opportunities
(aa)Previously known as Capital Opportunities (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                             ----------
Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
  (continued):
   Strategist (Class Y Shares).............................................................. $6,299,490
   Utilities (Class Y Shares)...............................................................  1,493,006

Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
   AMT Mid-Cap Growth.......................................................................     63,600

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced.....................................................................     54,382
   Oppenheimer Capital Appreciation.........................................................     74,629
   Oppenheimer Core Bond....................................................................    111,904
   Oppenheimer Global Securities............................................................    123,713
   Oppenheimer Global Strategic Income......................................................    245,285
   Oppenheimer High Income..................................................................     47,418
   Oppenheimer Main Street..................................................................     61,669
   Oppenheimer Main Street Small Mid Cap (ab)...............................................    106,254
   Oppenheimer Small- & Mid-Cap Growth......................................................        152

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)................................................................    841,205
   Oppenheimer Capital Appreciation (SS)....................................................    840,346
   Oppenheimer Core Bond (SS)...............................................................  5,043,426
   Oppenheimer Global Securities (SS).......................................................    852,288
   Oppenheimer Global Strategic Income (SS).................................................  7,578,263
   Oppenheimer High Income (SS).............................................................  1,938,590
   Oppenheimer Main Street (SS).............................................................  1,446,051
   Oppenheimer Main Street Small Mid Cap (SS) (ac)..........................................    988,710
   Oppenheimer Small- & Mid-Cap Growth (SS).................................................    408,308

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)..........................................................         45
   Money Market.............................................................................         40
   PIMCO Total Return.......................................................................         66
   PIMCO VIT Commodity RealReturn Strategy (Advisor Shares).................................  2,009,620
   PIMCO VIT Emerging Markets Bond (Advisor Shares).........................................    629,251
   PIMCO VIT Real Return (Advisor Shares)...................................................  1,199,076
   PIMCO VIT Total Return (Advisor Shares)..................................................  4,724,267

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income............................................................  5,644,706
   VT Capital Opportunities.................................................................    842,467
   VT Diversified Income....................................................................  5,758,174
   VT Equity Income.........................................................................  4,569,599
   VT George Putnam Balanced................................................................  2,720,675

--------
(ab)Previously known as Oppenheimer Main Street Small Cap
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Global Asset Allocation....................................................... $  2,956,701
   VT Global Equity.................................................................      756,700
   VT Global Health Care............................................................    1,454,128
   VT Global Utilities..............................................................      894,223
   VT Growth and Income.............................................................    3,832,658
   VT Growth Opportunities..........................................................      780,973
   VT High Yield....................................................................    7,253,777
   VT Income........................................................................   14,795,161
   VT International Equity..........................................................    8,556,937
   VT International Growth..........................................................    1,677,282
   VT International Value...........................................................      986,644
   VT Investors.....................................................................    1,434,806
   VT Money Market..................................................................   44,981,164
   VT Multi-Cap Growth..............................................................      563,582
   VT Multi-Cap Value...............................................................      440,382
   VT Research......................................................................      412,502
   VT Small Cap Value...............................................................    1,647,138
   VT Voyager.......................................................................    5,348,105

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income............................................      102,513
   Van Kampen UIF Emerging Markets Equity...........................................    2,013,651
   Van Kampen UIF Global Tactical Asset Allocation Portfolio........................      466,019
   Van Kampen UIF Growth (ad).......................................................    1,181,394
   Van Kampen UIF Mid Cap Growth....................................................    1,386,344
   Van Kampen UIF U.S. Real Estate..................................................    1,290,214

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    2,111,730
   Van Kampen UIF Emerging Markets Equity (Class II)................................    1,043,567
   Van Kampen UIF Global Franchise (Class II).......................................    3,481,475
   Van Kampen UIF Growth (Class II) (ae)............................................      619,742
   Van Kampen UIF Mid Cap Growth (Class II).........................................    2,119,826
   Van Kampen UIF Small Company Growth (Class II)...................................    1,071,364
   Van Kampen UIF U.S. Real Estate (Class II).......................................    2,625,973
                                                                                     ------------
                                                                                     $599,257,254
                                                                                     ============

--------
(ad)Previously known as Van Kampen UIF Capital Growth
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

6.  FINANCIAL HIGHLIGHTS

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Academic Strategies Asset Allocation
   2011...............   713   $ 8.66 -  9.23    $ 6,421       0.65%        1.15 - 2.60%     -5.13 -  -3.77%
   2010...............   819     9.13 -  9.59      7,705       0.88         1.15 - 2.60       9.12 -  10.69
   2009...............   831     8.37 -  8.66      7,097       2.23         1.15 - 2.60      21.20 -  22.94
   2008...............   867     6.91 -  7.05      6,065       2.29         1.15 - 2.60     -33.56 - -32.61
   2007 (ai)..........   348    10.39 - 10.46      3,631       0.51         1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2011...............   220     9.50 - 10.12      2,181       1.02         1.15 - 2.60      -2.42 -  -1.03
   2010...............   251     9.74 - 10.23      2,523       1.05         1.15 - 2.60      10.82 -  12.41
   2009...............   257     8.79 -  9.10      2,313       2.97         1.15 - 2.60      23.00 -  24.76
   2008...............   189     7.51 -  7.29      1,365       3.21         1.15 - 2.60     -31.59 -  30.60
   2007 (ai)..........   118    10.44 - 10.51      1,239       0.18         1.00 - 2.65       4.42 -   5.15

   AST American Century Income & Growth
   2011...............     1     8.17 -  8.17          5       0.92         1.50 - 1.50       2.04 -   2.04
   2010...............   < 1     8.00 -  8.00          3       1.09         1.50 - 1.50      12.16 -  12.16
   2009...............     1     7.14 -  7.14          8       2.64         1.50 - 1.50      16.03 -  16.03
   2008...............     2     6.15 -  6.15         11       1.80         1.50 - 1.50     -35.71 - -35.71
   2007 (ai)..........   < 1     9.52 -  9.59         --       0.00         1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation
   2011...............   850     9.14 -  9.75      8,187       0.64         1.15 - 2.65      -3.76 -  -2.34
   2010............... 1,013     9.49 -  9.99     10,009       0.78         1.15 - 2.65       9.41 -  11.04
   2009...............   971     8.68 -  8.99      8,667       1.45         1.15 - 2.65      20.11 -  21.89
   2008...............   616     7.22 -  7.38      4,519       1.11         1.15 - 2.65     -30.54 - -29.51
   2007 (ai)..........    64    10.40 - 10.47        669       0.43         1.00 - 2.65       4.01 -   4.74

   AST BlackRock Value (a)
   2011...............     2     7.63 -  7.80         15       0.72         1.15 - 1.65      -2.11 -  -1.62
   2010...............     2     7.79 -  7.92         17       1.47         1.15 - 1.65      10.61 -  11.16
   2009...............     2     7.04 -  7.13         17       0.89         1.15 - 1.65      16.34 -  16.91
   2008 (ak)..........     2     6.05 -  6.10         13       6.23         1.15 - 1.65     -38.32 - -38.01
   2007 (ai)..........   < 1     9.77 -  9.84          1       0.00         1.00 - 2.65      -2.26 -  -1.58

--------
(a)Previously known as AST DeAm Large-Cap Value
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(ak)For the period beginning January 01, 2008 and ended July 18, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Bond Portfolio 2018
   2011..............   61    $13.59 - 13.83     $  842       0.47%        1.50 - 2.00%     11.35 -  11.90%
   2010..............   83     12.20 - 12.36      1,029       0.99         1.50 - 2.00       9.00 -   9.54
   2009..............   98     11.19 - 11.28      1,105       0.29         1.50 - 2.00      -7.89 -  -7.44
   2008..............   86     12.15 - 12.19      1,051       0.00         1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2011..............   23     13.71 - 13.96        323       0.86         1.50 - 2.00      13.70 -  14.26
   2010..............   37     12.06 - 12.22        454       0.72         1.50 - 2.00       9.17 -   9.71
   2009..............   33     11.05 - 11.14        366       0.52         1.50 - 2.00      -9.51 -  -9.07
   2008..............    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Bond Portfolio 2020
   2011..............    7     11.19 - 11.36         81       1.61         1.50 - 2.00      16.35 -  16.92
   2010..............   62      9.62 -  9.72        601       0.00         1.50 - 2.00       9.65 -  10.19
   2009..............  < 1      8.82 -  8.82          2       0.00         1.50 - 1.50     -11.82 - -11.82
   2008..............    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Bond Portfolio 2021
   2011..............   34     12.96 - 13.09        437       0.15         1.50 - 2.00      17.94 -  18.52
   2010 (af).........   27     10.95 - 11.04        301       0.00         1.50 - 2.35       9.52 -  10.44

   AST Bond Portfolio 2022
   2011 (b)..........   53     11.96 - 12.06        633       0.00         1.50 - 2.35      19.60 -  20.60

   AST Capital Growth Asset Allocation
   2011..............  607      8.43 -  9.00      5,335       0.52         1.15 - 2.65      -4.95 -  -3.54
   2010..............  708      8.87 -  9.33      6,496       1.03         1.15 - 2.65      10.45 -  12.08
   2009 (aj).........  689      8.03 -  8.32      5,664       1.91         1.15 - 2.65      22.09 -  23.90
   2008..............  662      6.58 -  6.72      4,408       1.73         1.15 - 2.65     -36.62 - -35.68
   2007 (ai).........  256     10.38 - 10.45      2,666       0.33         1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2011..............   28      9.06 -  9.19        255       0.26         1.15 - 1.55      -3.88 -  -3.50
   2010..............   33      9.43 -  9.53        317       0.39         1.15 - 1.55      12.60 -  13.04
   2009..............   22      8.37 -  8.43        181       0.70         1.15 - 1.55      24.91 -  25.41
   2008..............    9      6.71 -  6.72         59       0.52         1.15 - 1.50     -33.60 - -33.45

--------
(b)For the period beginning January 03, 2011 and ended December 31, 2011
(af)For the period beginning January 04, 2010 and ended December 31, 2010
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(aj)For the period beginning January 02, 2009 and ended December 31, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST CLS Moderate Asset Allocation
   2011..............   170   $ 9.15 -  9.66    $ 1,613       0.39%        1.15 - 2.65%     -4.35 -  -2.93%
   2010..............   185     9.57 -  9.95      1,823       0.54         1.15 - 2.65       9.03 -  10.64
   2009..............   185     8.77 -  8.99      1,650       0.39         1.15 - 2.65      20.20 -  21.98
   2008..............   102     7.30 -  7.37        746       0.00         1.15 - 2.65     -27.59 - -26.87

   AST Cohen & Steers Realty
   2011..............     4    10.16 - 10.54         42       0.66         1.15 - 2.00       4.50 -   5.38
   2010..............     4     9.72 - 10.00         41       1.78         1.15 - 2.00      26.17 -  27.23
   2009..............     4     7.77 -  7.86         33       2.62         1.15 - 1.65      29.78 -  30.43
   2008..............     4     5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (ai).........     1     9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

   AST Federated Aggressive Growth
   2011..............     2     8.17 -  8.35         17       0.43         1.15 - 1.65     -14.52 - -14.10
   2010..............     1     9.56 -  9.73         13       0.05         1.15 - 1.65      30.39 -  31.04
   2009..............     1     7.33 -  7.42         11       0.24         1.15 - 1.65      30.50 -  31.15
   2008..............     2     5.62 -  5.66         12       0.00         1.15 - 1.65     -45.00 - -44.73
   2007 (ai).........   < 1    10.17 - 10.24          1       0.00         1.00 - 2.65       1.73 -   2.45

   AST FI Pyramis(R) Asset Allocation (c)
   2011..............    18     9.26 -  9.75        175       0.21         1.15 - 2.60      -4.94 -  -3.58
   2010..............    23     9.74 - 10.11        234       0.35         1.15 - 2.60      10.45 -  12.03
   2009..............    24     8.82 -  9.03        218       0.48         1.15 - 2.60      18.15 -  19.85
   2008..............    17     7.46 -  7.53        128       0.00         1.15 - 2.60     -26.15 - -25.44

   AST First Trust Balanced Target
   2011..............   266     8.57 -  9.12      2,381       1.69         1.15 - 2.60      -4.00 -  -2.62
   2010..............   345     8.92 -  9.37      3,181       1.45         1.15 - 2.60      11.46 -  13.06
   2009..............   327     8.01 -  8.29      2,680       3.70         1.15 - 2.60      20.71 -  22.44
   2008..............   275     6.63 -  6.77      1,845       3.49         1.15 - 2.60     -36.15 - -35.23
   2007 (ai).........   238    10.39 - 10.46      2,479       0.46         1.00 - 2.65       3.86 -   4.58

   AST First Trust Capital Appreciation Target
   2011.............. 1,133     7.92 -  8.43      9,291       1.21         1.15 - 2.60      -8.59 -  -7.28
   2010.............. 1,669     8.66 -  9.10     14,890       1.99         1.15 - 2.60      16.00 -  17.66
   2009.............. 1,369     7.47 -  7.73     10,439       2.21         1.15 - 2.60      22.78 -  24.54
   2008.............. 1,075     6.08 -  6.21      6,607       2.32         1.15 - 2.60     -42.22 - -41.38
   2007 (ai).........   441    10.52 - 10.60      4,653       0.19         1.00 - 2.65       5.22 -   5.95

--------
(c)Previously known as AST Niemann Capital Growth Asset Allocation
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Global Real Estate
   2011..............  < 1    $ 8.98 -  9.13      $  2        2.05%        1.15 - 1.65%     -6.58 -  -6.12%
   2010..............  < 1      9.61 -  9.73         3        1.12         1.15 - 1.65      18.25 -  18.83
   2009..............  < 1      8.18 -  8.18         2        3.99         1.15 - 1.15      33.56 -  33.56
   2008 (al).........  < 1      6.13 -  6.13       < 1        0.00         1.15 - 1.15     -39.78 - -39.78

   AST Goldman Sachs Concentrated Growth
   2011..............    6      9.28 -  9.42        53        0.15         1.15 - 1.50      -5.38 -  -5.05
   2010..............    5      9.81 -  9.92        51        0.08         1.15 - 1.50       8.66 -   9.03
   2009..............    5      9.02 -  9.10        45        0.00         1.15 - 1.50      47.19 -  47.70
   2008..............    5      6.13 -  6.16        30        0.53         1.15 - 1.50     -41.15 - -40.95
   2007 (ai).........  < 1     10.37 - 10.44        10        0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Large-Cap Value (d)
   2011..............    2      7.26 -  7.37        16        0.99         1.15 - 1.50      -6.92 -  -6.59
   2010..............    2      7.80 -  7.89        17        1.52         1.15 - 1.50      11.22 -  11.60
   2009..............    2      7.01 -  7.07        15        1.93         1.15 - 1.50      17.43 -  17.83
   2008..............    5      5.93 -  6.00        30        2.11         1.15 - 2.00     -41.85 - -41.73
   2007..............    5     10.17 - 10.24        48        1.48         1.00 - 2.65       1.66 -   2.37

   AST Goldman Sachs Mid-Cap Growth
   2011..............    4     10.40 - 10.79        48        0.00         1.15 - 2.00      -4.88 -  -4.08
   2010..............    4     10.93 - 11.25        50        0.00         1.15 - 2.00      17.47 -  18.46
   2009..............    6      9.31 -  9.50        57        0.00         1.15 - 2.00      54.01 -  55.31
   2008..............    6      6.09 -  6.12        38        0.00         1.15 - 1.50     -41.67 - -41.47
   2007 (ai).........  < 1     10.38 - 10.46         2        0.00         1.00 - 2.65       3.84 -   4.57

   AST Goldman Sachs Small-Cap Value
   2011..............  < 1     11.85 - 12.05         5        1.22         1.15 - 1.65      -0.34 -   0.15
   2010..............  < 1     11.89 - 12.03         5        2.09         1.15 - 1.65      24.71 -  25.32
   2009..............  < 1      9.60 -  9.60         3        1.27         1.15 - 1.15      25.40 -  25.40
   2008..............  < 1      7.66 -  7.66         2        0.00         1.15 - 1.15     -23.68 - -23.68

   AST High Yield
   2011..............    3     11.70 - 11.91        33        3.49         1.15 - 1.55       1.60 -   2.00
   2010..............    8     11.52 - 11.68        87        1.84         1.15 - 1.55      11.77 -  12.21
   2009..............    3     10.31 - 10.41        35        6.83         1.15 - 1.55      33.48 -  34.01
   2008..............    5      7.72 -  7.77        39        9.59         1.15 - 1.55     -26.68 - -26.39
   2007 (ai).........  < 1     10.48 - 10.56         2        0.00         1.00 - 2.65       4.83 -   5.56

--------
(d)Previously known as AST AllianceBernstein Growth & Income
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(al)For the period beginning July 21, 2008 and ended December 31, 2008

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Horizon Growth Asset Allocation
   2011..............    13   $ 9.59 -  9.92    $   129       0.33%        1.15 - 2.10%     -2.61 -  -1.70%
   2010..............    14     9.85 - 10.10        138       0.38         1.15 - 2.10      11.47 -  12.52
   2009..............    16     8.83 -  8.97        139       0.35         1.15 - 2.10      24.06 -  25.22
   2008..............    15     7.12 -  7.16        106       0.05         1.15 - 2.10     -29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2011..............    47     9.81 - 10.12        469       0.49         1.15 - 2.00      -2.46 -  -1.64
   2010..............    55    10.06 - 10.28        557       0.42         1.15 - 2.00       9.41 -  10.33
   2009..............    53     9.19 -  9.32        492       0.25         1.15 - 2.00      20.96 -  21.98
   2008..............    37     7.60 -  7.64        279       0.02         1.15 - 2.00     -24.68 - -24.25

   AST International Growth
   2011..............     7     6.96 -  7.12         47       0.63         1.15 - 1.65     -14.34 - -13.91
   2010..............     7     8.13 -  8.27         55       0.30         1.15 - 1.65      12.64 -  13.19
   2009..............    10     7.21 -  7.30         75       1.84         1.15 - 1.65      33.09 -  33.75
   2008..............    12     5.39 -  5.46         63       1.83         1.15 - 2.00     -51.21 - -50.80
   2007 (ai).........     2    11.03 - 11.10         24       0.62         1.00 - 2.65      10.26 -  11.03

   AST International Value
   2011..............     9     6.86 -  7.12         64       1.39         1.15 - 2.00     -14.27 - -13.54
   2010..............     9     8.00 -  8.23         77       0.77         1.15 - 2.00       8.90 -   9.82
   2009..............    11     7.35 -  7.50         84       2.22         1.15 - 2.00      27.94 -  29.01
   2008..............    12     5.74 -  5.81         71       5.61         1.15 - 2.00     -45.10 - -44.64
   2007 (ai).........     5    10.43 - 10.50         57       1.16         1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2011..............   681    14.05 - 14.51      9,758       3.03         1.15 - 2.05      10.19 -  11.17
   2010..............   157    12.75 - 13.05      2,030       5.54         1.15 - 2.05       8.58 -   9.55
   2009..............   439    11.74 - 11.91      5,204       1.71         1.15 - 2.05       9.07 -  10.04
   2008 (am)......... 1,085    10.76 - 10.83     11,724       0.00         1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2011..............     6     7.40 -  7.68         45       1.27         1.15 - 2.00     -10.93 - -10.18
   2010..............     6     8.31 -  8.55         50       1.26         1.15 - 2.00       5.07 -   5.95
   2009..............     7     7.91 -  8.07         55       2.70         1.15 - 2.00      33.21 -  34.33
   2008..............     8     5.94 -  6.01         46       4.94         1.15 - 2.00     -42.53 - -42.05
   2007 (ai).........     5    10.30 - 10.37         51       2.13         1.00 - 2.65       3.02 -   3.74

--------
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(am)For the period beginning January 28, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST JPMorgan Strategic Opportunities (e)
   2011..............  313    $ 9.42 - 10.04     $3,079        0.95%       1.15 - 2.60%     -2.31 -  -0.91%
   2010..............  378      9.64 - 10.13      3,766        0.42        1.15 - 2.60       4.60 -   6.10
   2009..............  361      9.22 -  9.55      3,404        0.87        1.15 - 2.60      18.92 -  20.63
   2008..............  269      7.75 -  7.91      2,115        0.40        1.15 - 2.60     -19.70 - -18.55
   2007 (ai).........  144      9.65 -  9.72      1,395        1.34        1.00 - 2.65      -3.46 -  -2.78

   AST Large-Cap Value
   2011..............  < 1      6.94 -  6.94          1        1.29        1.15 - 1.15      -5.27 -  -5.27
   2010..............  < 1      7.32 -  7.32          1        1.97        1.15 - 1.15      11.87 -  11.87
   2009..............    1      6.49 -  6.54          8        2.67        1.15 - 1.50      17.67 -  18.07
   2008..............    1      5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (ai).........    2      9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 -  -4.11

   AST Lord Abbett Core Fixed Income (f)
   2011..............    4     12.66 - 12.85         49        1.78        1.15 - 1.50       8.54 -   8.92
   2010..............    4     11.66 - 11.80         51        6.21        1.15 - 1.50      11.74 -  12.12
   2009..............    6     10.44 - 10.52         59        5.65        1.15 - 1.50      32.61 -  33.07
   2008..............    4      7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (ai).........  < 1     10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2011..............    8      8.66 -  8.99         74        0.28        1.15 - 2.00      -2.86 -  -2.04
   2010..............    8      8.92 -  9.18         77        0.63        1.15 - 2.00      17.40 -  18.39
   2009..............   10      7.60 -  7.75         77        0.69        1.15 - 2.00      27.21 -  28.28
   2008..............    7      6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (ai).........    1     10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

   AST MFS Global Equity
   2011..............    4      9.27 -  9.41         39        0.46        1.15 - 1.50      -4.56 -  -4.23
   2010..............    4      9.71 -  9.83         41        0.44        1.15 - 1.50      10.39 -  10.77
   2009..............    5      8.80 -  8.87         43        3.06        1.15 - 1.50      29.56 -  30.01
   2008..............   12      6.79 -  6.82         85        2.29        1.15 - 1.50     -34.97 - -34.74
   2007 (ai).........    1     10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

--------
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture
(ai)For the period beginning July 30, 2007 and ended December 31, 2008
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST MFS Growth
   2011..............    2    $ 9.15 -  9.15     $   14       0.34%        1.15 - 1.15%     -1.72 -  -1.72%
   2010..............    2      9.31 -  9.31         16       0.12         1.15 - 1.15      11.50 -  11.50
   2009..............    2      8.35 -  8.35         16       0.21         1.15 - 1.15      22.89 -  22.89
   2008..............    1      6.79 -  6.79          7       0.93         1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2011..............    4      9.23 -  9.57         38       0.61         1.15 - 2.00      -5.34 -  -4.55
   2010..............    4      9.75 - 10.03         39       0.67         1.15 - 2.00      21.18 -  22.20
   2009..............    4      8.04 -  8.21         32       1.20         1.15 - 2.00      36.16 -  37.31
   2008..............    2      5.95 -  5.98         10       4.48         1.15 - 1.50     -39.04 - -38.83
   2007 (ai).........  < 1      9.71 -  9.78          4       0.00         1.00 - 2.65      -2.89 -  -2.21

   AST Money Market
   2011..............   43      9.57 -  9.97        418       0.02         1.15 - 2.10      -2.03 -  -1.12
   2010..............   77      9.77 - 10.08        773       0.02         1.15 - 2.10      -2.03 -  -1.11
   2009..............  123      9.99 - 10.20      1,250       0.27         1.15 - 2.00      -1.72 -  -0.90
   2008..............   99     10.17 - 10.29      1,015       1.16         1.15 - 2.00       0.50 -   1.34
   2007 (ai).........    7     10.09 - 10.16         66       0.30         1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman / LSV Mid-Cap Value
   2011..............    4      9.18 -  9.38         34       0.87         1.15 - 1.65      -4.07 -  -3.59
   2010..............    4      9.57 -  9.73         38       1.14         1.15 - 1.65      21.43 -  22.03
   2009..............    4      7.88 -  7.98         34       2.10         1.15 - 1.65      38.36 -  39.04
   2008..............    5      5.70 -  5.74         27       4.06         1.15 - 1.65     -43.20 - -42.92
   2007 (ai).........  < 1      9.99 - 10.05          2       0.00         1.00 - 2.65      -0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2011..............    3      9.49 -  9.70         32       0.00         1.15 - 1.65       0.04 -   0.53
   2010..............    3      9.49 -  9.65         33       0.00         1.15 - 1.65      26.59 -  27.21
   2009..............    4      7.50 -  7.59         32       0.00         1.15 - 1.65      27.68 -  28.31
   2008..............    4      5.87 -  5.91         24       0.00         1.15 - 1.65     -44.11 - -43.83
   2007 (ai).........  < 1     10.46 - 10.53          1       0.00         1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2011 (g)..........   --        N/A -  N/A         --       0.00         1.00 - 2.95      11.71 -  12.41
   2010..............    1      9.11 -  9.22          8       0.00         1.15 - 1.50      18.49 -  18.90
   2009..............    1      7.69 -  7.75          7       0.00         1.15 - 1.50      20.75 -  21.17
   2008..............    1      6.37 -  6.40          5       0.00         1.15 - 1.50     -43.39 - -43.19
   2007 (ai).........  < 1     11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 -  12.72

--------
(g)For the period beginning January 03, 2011 and ended May 31, 2011
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Parametric Emerging Markets Equity
   2011..............    2    $ 8.62 -  8.76     $   21        0.88%       1.15 - 1.65%    -21.57 - -21.18%
   2010..............    3     10.93 - 11.12         37        0.47        1.15 - 1.85      20.05 -  20.88
   2009..............    3      9.15 -  9.20         28        1.00        1.15 - 1.50      64.05 -  64.62
   2008 (an).........    1      5.59 -  5.59          5        0.00        1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2011..............    9     11.47 - 11.73        108        0.91        1.15 - 1.65       0.59 -   1.09
   2010..............   10     11.41 - 11.60        114        2.35        1.15 - 1.65       2.21 -   2.72
   2009..............   14     11.16 - 11.29        160        4.81        1.15 - 1.65       8.44 -   8.97
   2008..............   18     10.29 - 10.36        185        4.32        1.15 - 1.65      -0.53 -  -0.03

   AST PIMCO Total Return Bond
   2011..............   33     12.38 - 12.85        411        1.75        1.15 - 2.00       1.16 -   2.00
   2010..............   33     12.24 - 12.60        408        1.58        1.15 - 2.00       5.60 -   6.49
   2009..............   35     11.59 - 11.83        412        2.67        1.15 - 2.00      14.24 -  15.20
   2008..............   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (ai).........    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

   AST Preservation Asset Allocation
   2011..............  768     10.18 - 10.84      8,176        0.90        1.15 - 2.60      -1.56 -  -0.15
   2010..............  779     10.34 - 10.86      8,337        1.37        1.15 - 2.60       7.77 -   9.31
   2009..............  895      9.60 -  9.94      8,805        1.46        1.15 - 2.60      16.99 -  18.67
   2008..............  556      8.20 -  8.37      4,624        0.97        1.15 - 2.60     -21.53 - -20.40
   2007 (ai).........   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha
   2011..............    3      8.08 -  8.29         29        0.68        1.15 - 1.75       1.68 -   2.28
   2010..............    4      7.95 -  8.11         29        0.61        1.15 - 1.75      13.07 -  13.74
   2009..............    4      7.03 -  7.13         29        2.91        1.15 - 1.75      19.72 -  20.43
   2008..............   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (ai).........    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies
   2011..............   66      9.00 -  9.58        623        1.97        1.15 - 2.60      -5.83 -  -4.48
   2010..............   82      9.56 - 10.03        813        0.66        1.15 - 2.60       8.98 -  10.54
   2009..............   89      8.77 -  9.08        797        1.87        1.15 - 2.60      24.18 -  25.96
   2008..............   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (ai).........   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

--------
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(an)For the period beginning July 21, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Small-Cap Growth
   2011..............  < 1    $10.94 - 11.11     $    3        0.00%       1.15 - 1.50%     -2.44 -  -2.11%
   2010..............  < 1     11.22 - 11.35          3        0.21        1.15 - 1.50      34.40 -  34.86
   2009..............  < 1      8.35 -  8.42          2        0.05        1.15 - 1.50      31.93 -  32.38
   2008..............  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2011..............    3      9.22 -  9.57         30        0.56        1.15 - 2.00      -7.82 -  -7.04
   2010..............    3     10.01 - 10.30         34        0.42        1.15 - 2.00      23.52 -  24.56
   2009..............    3      8.10 -  8.27         28        1.29        1.15 - 2.00      24.51 -  25.56
   2008..............    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (ai).........    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

   AST T. Rowe Price Asset Allocation
   2011..............  524      9.59 - 10.22      5,235        1.10        1.15 - 2.60      -0.60 -   0.82
   2010..............  595      9.65 - 10.13      5,927        0.97        1.15 - 2.60       8.71 -  10.27
   2009..............  572      8.88 -  9.19      5,192        2.23        1.15 - 2.60      20.99 -  22.73
   2008..............  451      7.34 -  7.49      3,353        3.39        1.15 - 2.60     -27.82 - -26.79
   2007 (ai).........  276     10.16 - 10.23      2,811        1.66        1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Equity Income (h)
   2011..............    6      7.01 -  7.28         44        1.06        1.15 - 2.00      -3.57 -  -2.76
   2010..............    6      7.27 -  7.48         46        1.31        1.15 - 2.00      11.02 -  11.96
   2009..............    8      6.55 -  6.69         52        2.57        1.15 - 2.00      21.37 -  22.39
   2008..............    4      5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (ai).........    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST T. Rowe Price Global Bond
   2011..............    8     11.97 - 12.24         95        2.63        1.15 - 1.65       2.43 -   2.94
   2010..............    8     11.69 - 11.89         95        2.79        1.15 - 1.65       4.03 -   4.54
   2009..............   10     11.23 - 11.37        113        6.65        1.15 - 1.65      10.29 -  10.84
   2008..............    6     10.19 - 10.26         60        7.72        1.15 - 1.65      -4.02 -  -3.54
   2007 (ai).........    1     10.57 - 10.64          6        0.00        1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2011..............    3      9.86 - 10.01         32        0.00        1.15 - 1.50      -3.15 -  -2.81
   2010..............    3     10.18 - 10.30         33        0.00        1.15 - 1.50      14.10 -  14.49
   2009..............    4      8.92 -  9.00         39        0.00        1.15 - 1.50      51.10 -  51.62
   2008..............    4      5.91 -  5.93         22        0.43        1.15 - 1.50     -41.45 - -41.24
   2007 (ai).........    2     10.04 - 10.11         19        0.14        1.00 - 2.65       0.37 -   1.07

--------
(h)Previously known as AST AllianceBernstein Core Value
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST T. Rowe Price Natural Resources
   2011..............   14    $ 8.35 -  8.53     $  114       0.54%        1.15 - 1.65%    -16.30 - -15.89%
   2010..............   12      9.97 - 10.14        124       0.41         1.15 - 1.65      18.50 -  19.08
   2009..............   15      8.42 -  8.52        131       1.45         1.15 - 1.65      46.92 -  47.65
   2008..............   14      5.73 -  5.77         82       0.93         1.15 - 1.65     -50.80 - -50.56
   2007 (ai).........    4     11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 -  16.74

   AST Wellington Management Hedged Equity (i)
   2011..............   13      7.95 -  8.01        106       0.31         1.50 - 1.65      -5.02 -  -4.88
   2010..............   14      8.37 -  8.42        114       0.45         1.50 - 1.65      12.77 -  12.94
   2009..............   14      7.43 -  7.45        107       1.38         1.50 - 1.65      26.34 -  26.53
   2008..............   15      5.88 -  5.89         87       1.54         1.50 - 1.65     -43.26 - -43.18
   2007 (ai).........    5     10.32 - 10.39         54       0.27         1.00 - 2.65       3.17 -   3.89

   Franklin Templeton VIP Founding Funds Allocation
   2011..............  266      8.71 -  9.08      2,388       0.02         1.15 - 2.30      -3.88 -  -2.79
   2010..............  353      9.06 -  9.34      3,274       2.07         1.15 - 2.30       7.76 -   8.99
   2009..............  363      8.41 -  8.57      3,099       2.96         1.15 - 2.30      27.14 -  28.58
   2008 (ao).........  251      6.62 -  6.67      1,672       4.30         1.15 - 2.30     -34.36 - -33.86

Investments in the
  Profunds VP
  Sub-Accounts
   ProFund VP Financials
   2011..............  < 1      5.55 -  5.55          3       0.00         1.50 - 1.50     -15.11 - -15.11
   2010..............  < 1      6.54 -  6.54          1       0.00         1.50 - 1.50     -34.64 -   9.29
   2009 (ap).........   --      6.03 - 12.81         --       0.00         1.00 - 2.90      13.87 -  28.14

   ProFund VP Health Care
   2011..............  < 1     10.80 - 10.80          3       0.40         1.50 - 1.50       8.49 -   8.49
   2010..............  < 1      9.96 -  9.96          0       0.00         1.50 - 1.50       1.32 -   1.32
   2009 (ap).........    0      9.83 -  9.83          0       0.00         1.50 - 1.50      17.79 -  17.79

   ProFund VP Mid-Cap Value
   2011..............  < 1      9.37 -  9.37          4       0.17         1.50 - 1.50      -5.34 -  -5.34
   2010..............  < 1      9.90 -  9.90          4       0.30         1.50 - 1.50      18.67 -  18.67
   2009 (ap).........  < 1      8.34 -  8.34          4       1.97         1.50 - 1.50      28.94 -  28.94

--------
(i)Previously known as AST Aggressive Asset Allocation
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(ao)For the period beginning May 01, 2008 and ended December 31, 2008
(ap)For the period beginning February 27, 2009 and ended December 31, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Profunds VP
  Sub-Accounts
  (continued):
   ProFund VP Telecommunications
   2011..............    < 1  $ 8.80 -  8.80    $      3      4.20%        1.50 - 1.50%      0.36 -   0.36%
   2010..............    < 1    8.77 -  8.77           1      5.13         1.50 - 1.50      13.97 -  13.97
   2009 (ap).........      0    7.69 -  7.69           0      9.52         1.50 - 1.50       5.73 -   5.73

   ProFund VP Utilities
   2011..............      5    9.52 -  9.52          50      2.47         1.50 - 1.50      15.77 -  15.77
   2010..............      5    8.23 -  8.23          44      3.05         1.50 - 1.50       4.38 -   4.38
   2009 (aq).........      4    7.88 -  7.88          29      6.68         1.50 - 1.50       9.10 -   9.10

Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   AllianceBernstein VPS Growth
   2011..............  2,394    7.35 - 12.61      22,252      0.00         0.70 - 2.59      -1.64 -   0.27
   2010..............  2,946    7.33 - 12.82      27,158      0.05         0.70 - 2.59      11.82 -  13.99
   2009..............  3,442    6.43 - 11.47      28,380      0.00         0.70 - 2.59      29.43 -  31.94
   2008..............  3,866    4.87 -  8.86      24,187      0.00         0.70 - 2.59     -44.09 - -43.00
   2007..............  5,068    8.55 - 15.84      55,665      0.00         0.70 - 2.59       9.73 -  11.87

   AllianceBernstein VPS Growth & Income
   2011..............  5,403   12.06 - 13.63      60,388      1.14         0.70 - 2.59       3.33 -   5.33
   2010..............  6,809   11.67 - 12.94      73,511      0.00         0.70 - 2.59       9.88 -  12.01
   2009..............  7,866   10.62 - 11.55      76,440      3.38         0.70 - 2.59      17.23 -  19.51
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12

   AllianceBernstein VPS International Value
   2011..............  1,896    7.58 -  8.28      15,325      3.83         1.29 - 2.59     -21.52 - -20.48
   2010..............  2,052    9.66 - 10.42      20,934      2.49         1.29 - 2.59       1.60 -   2.95
   2009..............  2,299    9.51 - 10.12      22,857      1.01         1.29 - 2.59      30.88 -  32.63
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21

--------
(ap)For the period beginning February 27, 2009 and ended December 31, 2009
(aq)For the period beginning March 06, 2009 and ended December 31, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts
  (continued):
   AllianceBernstein VPS Large Cap Growth
   2011................ 2,470   $ 6.96 - 11.33    $17,081       0.09%        0.70 - 2.59%     -6.24 -  -4.42%
   2010................ 2,884     7.28 - 12.09     20,929       0.26         0.70 - 2.59       6.99 -   9.07
   2009................ 3,398     6.68 - 11.30     22,723       0.00         0.70 - 2.59      33.56 -  36.15
   2008................ 3,924     4.91 -  8.46     19,367       0.00         0.70 - 2.59     -41.38 - -40.24
   2007................ 4,753     8.21 - 14.43     39,213       0.00         0.70 - 2.59      10.66 -  12.82

   AllianceBernstein VPS Small/Mid Cap Value
   2011................ 1,022    17.11 - 19.19     18,974       0.27         1.29 - 2.59     -10.98 -  -9.80
   2010................ 1,263    19.22 - 21.28     26,112       0.27         1.29 - 2.59      23.31 -  24.96
   2009................ 1,511    15.59 - 17.03     25,089       0.79         1.29 - 2.59      38.96 -  40.82
   2008................ 1,815    11.22 - 12.09     21,471       0.47         1.29 - 2.59     -37.42 - -36.58
   2007................ 2,375    17.92 - 19.07     44,404       0.76         1.29 - 2.59      -1.12 -   0.21

   AllianceBernstein VPS Value
   2011................   167     8.09 -  8.83      1,442       1.17         1.29 - 2.59      -6.26 -  -5.02
   2010................   231     8.63 -  9.30      2,098       1.78         1.29 - 2.59       8.54 -   9.98
   2009................   272     7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48
   2008................   274     6.74 -  7.08      1,914       2.24         1.29 - 2.59     -42.55 - -41.78
   2007................   311    11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2011................     1    16.06 - 16.06         10       1.95         1.45 - 1.45       3.82 -   3.82
   2010................     1    15.47 - 15.47         11       1.30         1.45 - 1.45      10.03 -  10.03
   2009................     1    14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82
   2008................     1    12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007................     2    15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42

   American Century VP International
   2011................   < 1    13.16 - 13.16          4       1.44         1.45 - 1.45     -13.31 - -13.31
   2010 (ag)...........   < 1    15.18 - 15.18          5       4.08         1.45 - 1.45      11.66 -  11.66

--------
(ag)For the period beginning January 27, 2010 and ended December 31, 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2011...............    1    $ 9.61 - 10.18     $   14       1.02%        1.15 - 1.59%     -0.69 -  -0.25%
   2010...............    2      8.39 - 10.21         18       0.65         1.15 - 1.60      12.98 -  13.50
   2009...............    3      5.71 -  8.99         25       0.91         1.15 - 1.65      31.57 -  32.23
   2008...............    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007...............   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55

Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2011...............   39      9.76 - 11.74        442       1.88         1.15 - 1.85       0.00 -   0.72
   2010...............   42      9.76 - 11.65        472       1.80         1.15 - 1.85      12.72 -  13.53
   2009...............   53      8.66 - 10.26        527       1.91         1.15 - 1.85      24.00 -  24.89
   2008...............   73      6.98 -  8.22        565       1.97         1.15 - 1.85     -38.31 - -37.86
   2007...............  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2011...............    8     10.04 - 11.35         88       1.26         1.15 - 2.00      -4.73 -  -3.90
   2010...............   11     10.53 - 11.81        126       1.13         1.15 - 2.00      16.24 -  17.25
   2009...............   13      9.06 - 10.07        122       1.23         1.15 - 2.00      26.21 -  27.31
   2008...............   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007...............   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20

   VIF Money Market
   2011...............   53      9.97 - 11.90        577       0.01         1.15 - 1.85      -1.84 -  -1.13
   2010...............   65     10.16 - 12.04        703       0.01         1.15 - 1.85      -1.84 -  -1.13
   2009...............   97     10.35 - 12.18      1,064       0.17         1.15 - 1.85      -1.72 -  -1.02
   2008...............  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007...............   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Investment
  Series I Sub-Accounts:
   DWS Bond VIP A
   2011..................   20    $14.38 - 14.57     $  296       8.30%        0.70 - 0.80%      4.84 -   4.95%
   2010..................   38     13.72 - 13.88        526       4.42         0.70 - 0.80       5.94 -   6.04
   2009..................   40     12.95 - 13.09        524       8.01         0.70 - 0.80       9.19 -   9.30
   2008..................   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007..................   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44

   DWS Capital Growth VIP A
   2011..................   82     11.61 - 11.76        967       0.77         0.70 - 0.80      -5.23 -  -5.14
   2010..................   95     12.25 - 12.40      1,169       0.90         0.70 - 0.80      15.77 -  15.89
   2009..................  119     10.58 - 10.70      1,268       1.26         0.70 - 0.80      25.85 -  25.98
   2008..................  122      8.41 -  8.49      1,032       1.14         0.70 - 0.80     -33.52 - -33.45
   2007..................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80

   DWS Global Small Cap Growth VIP A (j)
   2011..................   46     22.79 - 23.09      1,054       1.62         0.70 - 0.80     -10.62 - -10.53
   2010..................   42     25.49 - 25.81      1,091       0.43         0.70 - 0.80      25.63 -  25.75
   2009..................   54     20.29 - 20.52      1,100       1.61         0.70 - 0.80      47.02 -  47.17
   2008..................   54     13.80 - 13.94        755       0.29         0.70 - 0.80     -50.37 - -50.32
   2007..................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56

   DWS Growth and Income VIP A
   2011..................   39     10.33 - 10.47        405       1.17         0.70 - 0.80      -0.94 -  -0.84
   2010..................   40     10.43 - 10.56        419       1.66         0.70 - 0.80      13.48 -  13.60
   2009..................   51      9.19 -  9.30        472       2.02         0.70 - 0.80      33.07 -  33.21
   2008..................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007..................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64

   DWS International VIP A
   2011..................   31      9.33 -  9.45        289       1.84         0.70 - 0.80     -17.34 - -17.25
   2010..................   34     11.28 - 11.42        385       2.31         0.70 - 0.80       0.81 -   0.91
   2009..................   46     11.19 - 11.32        524       4.25         0.70 - 0.80      32.45 -  32.58
   2008..................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007..................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78

--------
(j)Previously known as DWS Global Opportunities VIP A

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Investment
  Series II Sub-Accounts:
   DWS Balanced VIP A II
   2011...................   102   $11.52 - 11.60    $ 1,185       1.62%        0.70 - 0.80%     -2.21 -  -2.11%
   2010...................   122    11.78 - 11.85      1,442       3.00         0.70 - 0.80      10.34 -  10.45
   2009...................   149    10.67 - 10.73      1,601       3.59         0.70 - 0.80      22.44 -  22.57
   2008...................   155     8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007...................   169    12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10

   DWS Money Market VIP A II
   2011...................    25    10.46 - 10.51        259       0.01         0.70 - 0.80      -0.79 -  -0.69
   2010...................    34    10.54 - 10.59        355       0.01         0.70 - 0.80      -0.79 -  -0.69
   2009...................    56    10.62 - 10.66        596       0.45         0.70 - 0.80      -0.47 -  -0.37
   2008...................    87    10.67 - 10.70        935       2.62         0.70 - 0.80       1.83 -   1.93
   2007...................    98    10.48 - 10.50      1,033       4.98         0.70 - 0.80       4.16 -   4.27

   DWS Small Mid Cap Growth VIP A II (k)
   2011...................    30    10.91 - 10.99        324       0.52         0.70 - 0.80      -4.67 -  -4.58
   2010...................    32    11.45 - 11.51        368       0.00         0.70 - 0.80      28.41 -  28.53
   2009...................    39     8.91 -  8.96        347       0.00         0.70 - 0.80      39.48 -  39.62
   2008...................    39     6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007...................    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2011...................   727     9.97 - 11.50      8,816       0.00         1.15 - 1.85      -1.84 -  -1.14
   2010...................   917    10.16 - 11.64     11,242       0.00         1.15 - 1.85      -1.85 -  -1.14
   2009................... 1,287    10.35 - 11.77     15,995       0.41         1.15 - 1.85      -1.41 -  -0.70
   2008...................   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85       0.66 -   1.38
   2007...................   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85       2.84 -   3.58

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2011...................   322    14.25 - 18.83      4,845       0.92         1.15 - 1.65      -4.12 -  -3.64
   2010...................   417    14.86 - 19.54      6,552       1.11         1.15 - 1.65      15.30 -  15.88
   2009...................   526    12.89 - 16.86      7,153       1.28         1.15 - 1.65      33.49 -  34.16
   2008...................   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007...................   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24

--------
(k)Previously known as DWS Small Cap Growth VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Equity-Income
   2011..............   73    $11.18 - 13.39     $  920       2.38%        1.15 - 1.65%     -0.68 -  -0.18%
   2010..............   86     11.26 - 13.42      1,087       1.64         1.15 - 1.65      13.27 -  13.83
   2009..............  109      9.94 - 11.79      1,225       2.22         1.15 - 1.65      28.08 -  28.72
   2008..............  109      7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007..............  179     13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36

   VIP Growth
   2011..............  321      8.66 - 11.30      2,909       0.35         1.15 - 1.65      -1.43 -  -0.94
   2010..............  384      8.79 - 11.40      3,521       0.25         1.15 - 1.65      22.14 -  22.75
   2009..............  460      7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82
   2008..............  540      5.70 -  7.32      3,264       0.78         1.15 - 1.65     -48.03 - -47.77
   2007..............  643     10.97 - 14.02      7,458       0.84         1.15 - 1.65      24.88 -  25.51

   VIP High Income
   2011..............   77     13.24 - 14.41      1,015       6.20         1.15 - 1.65       2.33 -   2.84
   2010..............   98     12.94 - 14.01      1,259       7.33         1.15 - 1.65      11.96 -  12.52
   2009..............  115     11.56 - 12.45      1,314       7.37         1.15 - 1.65      41.60 -  42.31
   2008..............  156      8.16 -  8.75      1,263       7.45         1.15 - 1.65     -26.21 - -25.84
   2007..............  233     11.06 - 11.80      2,567       7.51         1.15 - 1.65       1.10 -   1.60

   VIP Index 500
   2011..............  421      9.36 -  9.65      4,029       1.77         1.15 - 1.65       0.37 -   0.87
   2010..............  536      9.28 -  9.61      5,108       1.80         1.15 - 1.65      13.14 -  13.71
   2009..............  622      8.16 -  8.49      5,253       2.40         1.15 - 1.65      24.53 -  25.16
   2008..............  690      6.52 -  6.82      4,707       1.93         1.15 - 1.65     -38.03 - -37.72
   2007..............  904     10.47 - 11.01      9,912       3.62         1.15 - 1.65       3.70 -   4.23

   VIP Investment Grade Bond
   2011..............   83     17.38 - 18.27      1,515       2.74         1.25 - 1.65       5.58 -   6.00
   2010..............  121     16.46 - 17.23      2,071       3.33         1.25 - 1.65       6.04 -   6.47
   2009..............  147     15.53 - 16.19      2,376       8.84         1.25 - 1.65      13.83 -  14.29
   2008..............  184     13.64 - 14.16      2,600       4.51         1.25 - 1.65      -4.83 -  -4.45
   2007..............  234     14.33 - 14.82      3,460       4.47         1.25 - 1.65       2.63 -   3.04

   VIP Overseas
   2011..............   99      8.15 -  8.30        935       1.29         1.15 - 1.65     -18.52 - -18.11
   2010..............  128     10.14 - 11.91      1,479       1.30         1.15 - 1.65      11.82 -  32.53
   2009..............  143      8.98 -  9.07      1,486       1.93         1.15 - 1.65      24.46 -  25.08
   2008..............  172      7.22 -  7.25      1,437       2.21         1.15 - 1.65     -44.73 - -44.45
   2007..............  241     13.05 - 15.56      3,642       3.37         1.15 - 1.65      15.38 -  15.96

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2011..................     5   $10.65 - 10.94    $     49      1.02%        1.35 - 1.60%     -7.95 -  -7.72%
   2010..................     8    11.57 - 11.86          95      0.77         1.35 - 1.60      14.17 -  14.46
   2009..................     9    10.14 - 10.36          88      1.57         1.35 - 1.60      30.29 -  30.62
   2008..................     5     7.93 -  7.93          40      1.75         1.35 - 1.35     -36.81 - -36.81
   2007..................     5    12.55 - 12.55          66      3.65         1.35 - 1.35      16.99 -  16.99

   VIP Contrafund (Service Class 2)
   2011.................. 5,398     9.98 - 11.64      58,993      0.72         1.29 - 2.59      -5.30 -  -4.04
   2010.................. 6,781    10.40 - 12.29      77,662      0.94         1.29 - 2.59      13.90 -  15.42
   2009.................. 7,788     9.01 - 10.79      77,547      1.12         1.29 - 2.59      31.96 -  33.72
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78

   VIP Equity-Income (Service Class 2)
   2011..................    65    10.80 - 11.46         691      2.08         1.35 - 2.00      -1.35 -  -0.70
   2010..................    84    10.87 - 11.62         908      1.42         1.35 - 2.00      12.62 -  13.37
   2009..................   106     9.59 - 10.32       1,018      1.75         1.35 - 2.00      27.29 -  28.13
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10

   VIP Freedom 2010 Portfolio (Service Class 2)
   2011..................   804    10.30 - 11.07       8,729      1.84         1.29 - 2.54      -2.95 -  -1.71
   2010..................   834    10.61 - 11.26       9,258      1.83         1.29 - 2.54       9.69 -  11.09
   2009..................   969     9.67 - 10.14       9,706      3.65         1.29 - 2.54      20.81 -  22.36
   2008.................. 1,046     8.03 -  8.29       8,586      3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -   7.02

   VIP Freedom 2020 Portfolio (Service Class 2)
   2011..................   595     9.97 - 10.57       6,166      1.86         1.29 - 2.29      -3.50 -  -2.51
   2010..................   671    10.33 - 10.84       7,168      1.83         1.29 - 2.29      11.71 -  12.85
   2009..................   775     9.25 -  9.60       7,366      3.23         1.29 - 2.29      25.60 -  26.89
   2008..................   724     7.39 -  7.57       5,433      2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -   8.84

   VIP Freedom 2030 Portfolio (Service Class 2)
   2011..................   220     9.66 - 10.00       2,169      1.47         1.29 - 1.89      -4.66 -  -4.08
   2010..................   346    10.14 - 10.43       3,560      1.84         1.29 - 1.89      13.70 -  14.40
   2009..................   318     8.85 -  9.12       2,867      2.12         1.29 - 2.09      28.44 -  29.49
   2008..................   284     6.93 -  7.04       1,987      2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -   9.64

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Freedom Income Portfolio (Service Class 2)
   2011..................   281   $10.82 - 11.46    $ 3,164       1.61%        1.29 - 2.29%     -0.93 -   0.08%
   2010..................   285    10.92 - 11.45      3,213       1.52         1.29 - 2.29       4.80 -   5.87
   2009..................   345    10.42 - 10.82      3,692       3.70         1.29 - 2.29      12.01 -  13.16
   2008..................   275     9.40 -  9.56      2,616       4.16         1.29 - 1.89     -12.39 - -11.86
   2007..................   179    10.73 - 10.84      1,936       5.64         1.29 - 1.89       3.90 -   4.54

   VIP Growth (Service Class 2)
   2011..................    14     8.13 -  8.58        120       0.10         1.35 - 1.85      -1.88 -  -1.38
   2010..................    27     8.29 -  8.70        235       0.03         1.35 - 1.85      21.57 -  22.19
   2009..................    35     6.82 -  7.12        250       0.15         1.35 - 1.85      25.60 -  26.24
   2008..................    63     5.43 -  5.64        359       0.61         1.35 - 1.85     -48.29 - -48.02
   2007..................    66    10.49 - 10.86        722       0.40         1.35 - 1.85      24.30 -  24.94

   VIP Growth & Income (Service Class 2)
   2011.................. 1,028    10.18 - 11.12     11,194       1.76         1.29 - 2.59      -1.26 -   0.05
   2010..................   903    10.31 - 11.11      9,825       0.45         1.29 - 2.59      11.58 -  13.07
   2009.................. 1,061     9.24 -  9.83     10,243       0.84         1.29 - 2.59      23.73 -  25.38
   2008.................. 1,138     7.47 -  7.84      8,791       0.99         1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234       1.45         1.29 - 2.59       8.95 -  10.41

   VIP Growth Stock (Service Class 2)
   2011..................   125    10.14 - 10.74      1,315       0.00         1.29 - 2.29      -1.85 -  -0.84
   2010..................   233    10.33 - 10.83      2,481       0.00         1.29 - 2.29      17.03 -  18.22
   2009..................   176     8.83 -  9.16      1,594       0.05         1.29 - 2.29      41.12 -  42.56
   2008..................   187     6.25 -  6.43      1,192       0.00         1.29 - 2.29     -46.04 - -45.49
   2007..................   147    11.67 - 11.79      1,724       0.00         1.29 - 1.89      19.99 -  20.73

   VIP High Income (Service Class 2)
   2011..................   466    12.95 - 14.00      6,476       6.41         1.29 - 2.44       1.19 -   2.38
   2010..................   561    12.79 - 13.67      7,633       7.13         1.29 - 2.44      10.90 -  12.21
   2009..................   669    11.54 - 12.19      8,136       7.88         1.29 - 2.44      39.97 -  41.61
   2008..................   785     8.24 -  8.61      6,771       8.10         1.29 - 2.44     -26.97 - -26.11
   2007..................   964    11.29 - 11.65     11,264       8.39         1.29 - 2.44       0.03 -   1.21

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Index 500 (Service Class 2)
   2011..................   684   $ 9.27 -  9.91    $ 6,687       1.70%        1.29 - 2.44%     -0.69 -   0.47%
   2010..................   757     9.34 -  9.86      7,385       1.58         1.29 - 2.44      11.93 -  13.25
   2009..................   873     8.34 -  8.71      7,544       2.27         1.29 - 2.44      23.22 -  24.67
   2008..................   871     6.77 -  6.98      6,059       2.16         1.29 - 2.44     -38.70 - -37.97
   2007..................   805    11.04 - 11.26      9,066       3.44         1.29 - 2.44       2.60 -   3.82

   VIP Investment Grade Bond (Service Class 2)
   2011..................   < 1    14.59 - 14.59          1       3.10         1.50 - 1.50       5.43 -   5.43
   2010..................   < 1    13.84 - 13.84          1       3.47         1.50 - 1.50       5.93 -   5.93
   2009..................   < 1    13.06 - 13.06          1       9.98         1.50 - 1.50      13.74 -  13.74
   2008..................   < 1    11.48 - 11.48          7       5.56         1.50 - 1.50      -4.91 -  -4.91
   2007..................     1    12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51

   VIP Mid Cap (Service Class 2)
   2011.................. 1,353    10.35 - 12.89     15,901       0.02         1.29 - 2.59     -13.16 - -12.00
   2010.................. 1,728    11.76 - 14.84     23,239       0.12         1.29 - 2.59      25.25 -  26.91
   2009.................. 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84

   VIP Money Market (Service Class 2)
   2011.................. 1,590     9.65 -  9.76     16,085       0.01         1.25 - 2.59      -2.57 -  -1.23
   2010.................. 1,777     9.88 -  9.90     18,304       0.01         1.25 - 2.59      -2.52 -  -1.17
   2009.................. 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59      -2.13 -  -0.04
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60

   VIP Overseas (Service Class 2)
   2011..................     3     9.26 -  9.78         32       1.02         1.35 - 1.85     -18.87 - -18.45
   2010..................     4    11.42 - 11.99         55       0.77         1.35 - 1.85      10.74 -  11.31
   2009..................     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2011..............    277  $10.83 - 11.83    $  3,204      0.00%        1.29 - 2.59%     -7.26 -  -6.03%
   2010..............    344   11.68 - 12.59       4,240      0.00         1.29 - 2.59      13.19 -  14.70
   2009..............    397   10.32 - 10.98       4,282      0.00         1.29 - 2.59      29.53 -  31.25
   2008..............    437    7.97 -  8.36       3,600      0.12         1.29 - 2.59     -36.99 - -36.15
   2007..............    428   12.64 - 13.10       5,546      0.13         1.29 - 2.59      11.35 -  12.84

   Franklin Growth and Income Securities
   2011..............  2,360   13.46 - 15.33      35,184      3.65         1.29 - 2.69      -0.34 -   1.09
   2010..............  3,006   13.51 - 15.17      44,508      3.52         1.29 - 2.69      13.54 -  15.17
   2009..............  3,531   11.89 - 13.17      45,548      4.62         1.29 - 2.69      23.15 -  24.92
   2008..............  4,023    9.66 - 10.54      41,666      3.28         1.29 - 2.69     -36.89 - -35.98
   2007..............  4,938   15.30 - 16.47      80,067      2.34         1.29 - 2.69      -6.31 -  -4.96

   Franklin High Income Securities
   2011..............    747   13.29 - 14.73      10,675      6.20         1.28 - 2.59       1.86 -   3.23
   2010..............    893   13.04 - 14.26      12,422      6.47         1.28 - 2.59      10.33 -  11.82
   2009..............    908   11.82 - 12.76      11,343      6.81         1.28 - 2.59      39.00 -  40.88
   2008..............    850    8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007..............  1,006   11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40

   Franklin Income Securities
   2011.............. 11,831   12.74 - 14.13     163,349      5.78         1.28 - 2.59      -0.26 -   1.08
   2010.............. 14,345   12.78 - 13.97     196,462      6.57         1.28 - 2.59       9.76 -  11.24
   2009.............. 16,850   11.64 - 12.56     207,946      7.91         1.28 - 2.59      32.09 -  33.87
   2008.............. 19,065    8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007.............. 23,607   12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43

   Franklin Large Cap Growth Securities
   2011..............  3,694    9.75 - 10.69      38,730      0.66         1.29 - 2.54      -4.00 -  -2.77
   2010..............  4,420   10.19 - 10.99      47,797      0.79         1.29 - 2.49       8.81 -  10.15
   2009..............  5,184    9.36 -  9.98      51,013      1.35         1.29 - 2.49      26.50 -  28.06
   2008..............  5,906    7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007..............  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85

   Franklin Small Cap Value Securities
   2011..............  1,731   12.82 - 19.02      34,175      0.69         1.28 - 2.69      -6.34 -  -4.98
   2010..............  2,038   13.49 - 20.31      42,888      0.72         1.28 - 2.69      24.78 -  26.59
   2009..............  2,387   10.66 - 16.28      40,027      1.60         1.28 - 2.69      25.68 -  27.51
   2008..............  2,695    8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007..............  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Small Mid-Cap Growth Securities
   2011..............     89  $18.09 - 21.72    $  1,618      0.00%        1.15 - 2.34%     -7.05 -  -5.92%
   2010..............    125   19.47 - 23.08       2,427      0.00         1.15 - 2.34      24.50 -  26.17
   2009..............    151   15.62 - 18.29       2,308      0.00         1.15 - 2.34      40.22 -  41.93
   2008..............    158   11.14 - 12.89       1,742      0.00         1.15 - 2.34     -43.84 - -43.15
   2007..............    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96

   Franklin U.S. Government
   2011..............  2,352   11.78 - 13.15      30,171      3.05         1.29 - 2.69       2.85 -   4.32
   2010..............  2,990   11.46 - 12.60      36,872      3.27         1.29 - 2.69       2.45 -   3.93
   2009..............  3,519   11.18 - 12.13      41,848      3.63         1.29 - 2.69       0.32 -   1.76
   2008..............  3,759   11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007..............  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22

   Mutual Global Discovery Securities
   2011..............  1,644   10.32 - 11.09      19,043      2.18         1.29 - 2.54      -5.42 -  -4.21
   2010..............  2,064   10.91 - 11.58      25,013      1.26         1.29 - 2.54       9.12 -  10.51
   2009..............  2,263    9.98 - 10.48      24,825      1.11         1.29 - 2.59      20.12 -  21.73
   2008..............  2,484    8.31 -  8.61      22,418      2.32         1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 -  10.40

   Mutual Shares Securities
   2011..............  6,198   13.44 - 19.54      84,958      2.24         1.15 - 2.69      -3.70 -  -2.17
   2010..............  7,794   13.95 - 19.98     109,831      1.53         1.15 - 2.69       8.21 -   9.92
   2009..............  9,119   12.90 - 18.17     117,555      1.83         1.15 - 2.69      22.66 -  24.61
   2008.............. 10,508   10.51 - 14.59     109,605      2.92         1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678      1.50         1.15 - 2.69       0.68 -   2.29

   Templeton Developing Markets Securities
   2011..............    673   28.98 - 32.40      21,178      0.95         1.29 - 2.49     -17.95 - -16.94
   2010..............    793   35.32 - 39.01      30,100      1.55         1.29 - 2.49      14.66 -  16.07
   2009..............    910   30.81 - 33.61      29,859      4.09         1.29 - 2.49      68.30 -  70.37
   2008..............  1,006   18.19 - 19.73      19,433      2.78         1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314      2.27         1.15 - 2.59      25.43 -  27.31

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Templeton Foreign Securities
   2011...............  6,285  $12.56 - 15.69    $ 94,495       1.75%       1.15 - 2.69%    -13.04 - -11.65%
   2010...............  7,286   14.21 - 18.04     124,837       1.81        1.15 - 2.69       5.49 -   7.17
   2009...............  8,365   13.26 - 17.10     134,982       3.25        1.15 - 2.69      33.36 -  35.48
   2008...............  9,583    9.79 - 12.82     115,017       2.41        1.15 - 2.69     -41.98 - -41.06
   2007............... 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13

   Templeton Global Bond Securities
   2011...............     92   21.29 - 30.30       2,250       5.54        1.15 - 2.24      -3.09 -  -2.00
   2010...............    113   21.69 - 30.92       2,772       1.44        1.15 - 2.69      11.68 -  13.14
   2009...............    131   19.42 - 27.33       2,855      13.65        1.15 - 2.39      15.85 -  17.33
   2008...............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007...............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73

   Templeton Growth Securities
   2011...............     69   10.29 - 15.15         994       1.34        1.15 - 1.85      -8.69 -  -8.04
   2010...............     85   11.27 - 16.47       1,320       1.28        1.15 - 1.85       5.41 -   6.17
   2009...............    106   10.69 - 15.51       1,542       2.84        1.15 - 1.85      28.68 -  29.60
   2008...............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007...............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17

Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Large Cap Value
   2011...............    442    8.90 -  9.72       4,186       1.20        1.29 - 2.59      -9.45 -  -8.25
   2010...............    504    9.83 - 10.60       5,230       0.73        1.29 - 2.59       8.32 -   9.76
   2009...............    617    9.07 -  9.65       5,856       1.74        1.29 - 2.59      15.25 -  16.79
   2008...............    623    7.87 -  8.27       5,075       1.81        1.29 - 2.59     -35.43 - -34.57
   2007...............    779   12.19 - 12.63       9,743       1.89        1.29 - 2.59      -2.35 - - 1.04

   VIT Mid Cap Value
   2011...............    352   11.35 - 12.40       4,298       0.74        1.29 - 2.59      -8.80 -  -7.58
   2010...............    405   12.45 - 13.42       5,352       0.63        1.29 - 2.59      21.77 -  23.39
   2009...............    485   10.22 - 10.88       5,208       1.72        1.29 - 2.59      29.70 -  31.43
   2008...............    539    7.88 -  8.27       4,412       0.98        1.29 - 2.59     -38.36 - -37.53
   2007...............    685   12.79 - 13.25       8,995       0.76        1.29 - 2.59      -0.02 -   1.32

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   VIT Strategic Growth
   2011..............     2   $ 7.29 - 11.19    $    16       0.46%        1.15 - 1.65%     -4.21 -  -3.73%
   2010..............     2     7.61 - 11.63         17       0.29         1.15 - 1.65       8.93 -   9.47
   2009..............     4     6.99 - 10.62         31       0.47         1.15 - 1.65      45.33 -  46.06
   2008..............     4     4.81 -  7.27         21       0.13         1.15 - 1.65     -42.71 - -42.42
   2007..............     4     8.40 - 12.63         40       0.14         1.15 - 1.65       8.32 -   8.87

   VIT Strategic International Equity
   2011..............   < 1     7.23 -  7.23          2       3.52         1.65 - 1.65     -16.44 - -16.44
   2010..............   < 1     8.65 -  8.65          3       1.44         1.65 - 1.65       8.56 -   8.56
   2009..............   < 1     7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21
   2008..............   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007..............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68

   VIT Structured Small Cap Equity
   2011..............   863     9.96 - 18.16      9,268       0.78         1.15 - 2.59      -1.93 -  -0.47
   2010.............. 1,062    10.15 - 18.24     11,508       0.52         1.15 - 2.59      26.75 -  28.63
   2009.............. 1,338     8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21
   2008.............. 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007.............. 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67

   VIT Structured U.S. Equity
   2011..............   645     9.52 - 10.40      6,544       1.65         1.29 - 2.59       1.36 -   2.71
   2010..............   799     9.39 - 10.12      7,921       1.40         1.29 - 2.59       9.92 -  11.39
   2009..............   945     8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58
   2008.............. 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007.............. 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61

Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts:
   Invesco V.I. Balanced
   2011 (l)(m).......    --       N/A -  N/A         --       1.94         1.10 - 2.05       5.96 -   6.30
   2010.............. 1,812     8.46 - 11.03     18,275       1.87         1.10 - 1.85       6.07 -   6.88
   2009.............. 2,124     7.97 - 10.32     20,163       4.84         1.10 - 1.85      31.37 -  32.38
   2008.............. 2,509     6.07 -  7.80     18,062       4.11         1.10 - 1.85     -39.46 - -39.00
   2007.............. 3,322    11.41 - 12.78     39,458       2.82         1.10 - 1.75       0.41 -   1.08

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Basic Value
   2011..............    681  $ 9.85 - 10.48    $  6,910      0.85%        1.10 - 1.70%     -4.68 -  -4.11%
   2010..............    808   10.34 - 10.93       8,584      0.55         1.10 - 1.70       5.54 -   6.18
   2009..............    984    9.79 - 10.29       9,877      1.53         1.10 - 1.70      45.51 -  46.38
   2008..............  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007..............  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43

   Invesco V.I. Capital Appreciation
   2011..............  6,824    6.41 -  8.79      55,148      0.15         0.70 - 2.20      -9.91 -  -8.55
   2010..............  8,324    7.01 -  9.76      73,434      0.70         0.70 - 2.20      14.68 -  34.12
   2009..............  9,902    6.12 -  8.64      77,309      0.59         0.70 - 2.20      18.44 -  20.23
   2008.............. 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007.............. 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23

   Invesco V. I. Capital Development
   2011..............    491   11.08 - 16.13       7,183      0.00         1.10 - 1.70      -8.72 -  -8.17
   2010..............    657   12.14 - 17.56      10,305      0.00         1.10 - 1.70      16.78 -  17.48
   2009..............    742   10.40 - 14.95       9,969      0.00         1.10 - 1.70      39.97 -  40.81
   2008..............    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007..............  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63

   Invesco V. I. Core Equity
   2011..............  6,319   10.22 - 11.13      83,568      0.94         0.70 - 2.20      -2.23 -  -0.76
   2010..............  7,679   10.46 - 11.22     102,270      0.92         0.70 - 2.20       7.17 -   8.79
   2009..............  9,116    9.76 - 10.31     112,600      1.70         0.70 - 2.20      25.51 -  27.40
   2008.............. 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007.............. 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36

   Invesco V.I. Diversified Income
   2011..............    775   11.85 - 12.39       9,818      5.44         1.10 - 1.85       5.05 -   5.85
   2010..............    831   11.28 - 11.70      10,007      5.69         1.10 - 1.85       8.01 -   8.84
   2009..............  1,012   10.44 - 10.75      11,196      9.96         1.10 - 1.85       9.02 -   9.86
   2008..............  1,095    9.58 -  9.79      11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007..............  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -   0.61

   Invesco V.I. Dividend Growth
   2011..............  5,321    9.67 - 11.90     140,368      1.74         0.70 - 2.05      -1.83 -  -0.49
   2010..............  6,213    9.85 - 11.96     166,267      1.75         0.70 - 2.05       8.24 -   9.71
   2009..............  7,306    9.10 - 10.90     178,672      1.84         0.70 - 2.05      21.78 -  23.44
   2008..............  8,577    7.47 -  8.83     171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007.............. 10,695   11.98 - 13.97     343,677      1.25         0.70 - 2.05       2.10 -   3.49

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Global Dividend Growth
   2011 (l)(n).......    --       N/A -  N/A    $     --      3.80%        0.70 - 2.05%      7.84 -   8.32%
   2010.............. 2,827   $11.19 - 13.22      52,449      1.80         0.70 - 2.05       9.79 -  11.29
   2009.............. 3,333    10.19 - 11.88      55,976      4.87         0.70 - 2.05      14.08 -  15.63
   2008.............. 3,937     8.94 - 10.27      57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007.............. 5,011    15.44 - 17.51     126,523      1.96         0.70 - 2.05       4.84 -   6.27

   Invesco V.I. Government Securities (r)
   2011..............   829    15.30 - 16.95      13,545      3.33         1.10 - 1.70       6.10 -   6.73
   2010..............   923    14.42 - 15.88      14,330      4.73         1.10 - 1.70       3.63 -   4.25
   2009.............. 1,137    13.92 - 15.24      16,970      4.25         1.10 - 1.70      -1.70 -  -1.11
   2008.............. 1,525    14.16 - 15.41      23,070      3.60         1.10 - 1.70      10.42 -  11.08
   2007.............. 1,660    12.82 - 13.87      22,709      3.74         1.10 - 1.70       4.54 -   5.17

   Invesco V.I. High Yield
   2011..............   460    13.49 - 15.70       6,091      7.12         1.10 - 1.85      -0.90 -  -0.14
   2010..............   517    13.51 - 15.85       6,884      9.49         1.10 - 1.85      11.47 -  12.33
   2009..............   614    12.02 - 14.22       7,295      8.24         1.10 - 1.85      49.96 -  51.12
   2008..............   716     7.96 -  9.48       5,649      9.03         1.10 - 1.85     -27.07 - -26.51
   2007..............   950    10.83 - 13.00      10,238      6.51         1.10 - 1.85      -0.64 -   0.13

   Invesco V.I. High Yield Securities
   2011..............   860     7.77 -  9.63      12,595      8.05         0.70 - 1.98      -0.01 -   1.28
   2010.............. 1,029     7.67 -  9.63      14,876      8.11         0.70 - 1.98       8.06 -   9.45
   2009.............. 1,184     7.01 -  8.91      15,689      8.04         0.70 - 1.98      41.73 -  43.55
   2008.............. 1,352     4.88 -  6.29      12,526      2.51         0.70 - 1.98     -24.64 - -23.66
   2007.............. 1,685     6.40 -  8.30      20,551      6.67         0.70 - 2.05       2.05 -   3.44

   Invesco V.I. Income Builder
   2011 (l)(o).......    --      N/A -   N/A          --      2.09         0.70 - 2.05       6.38 -   6.84
   2010..............   881    13.86 - 16.11      15,256      2.44         0.70 - 2.05      10.09 -  11.59
   2009.............. 1,001    12.59 - 14.44      15,658      3.19         0.70 - 2.05      22.62 -  24.29
   2008.............. 1,177    10.27 - 11.62      15,008      0.80         0.70 - 2.05     -27.78 - -26.80
   2007.............. 1,483    14.22 - 15.87      26,173      2.78         0.70 - 2.05       1.10 -   2.48

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. International Growth
   2011.............. 1,441   $10.62 - 14.54    $22,402       1.66%        1.10 - 1.70%     -8.31 -  -7.76%
   2010.............. 1,664    11.58 - 15.76     28,061       2.11         1.10 - 1.70      10.96 -  11.63
   2009.............. 1,989    10.43 - 14.12     30,189       1.41         1.10 - 1.70      32.96 -  33.76
   2008.............. 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007.............. 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46

   Invesco V.I .Large Cap Growth
   2011 (l)(p).......    --      N/A -   N/A         --       0.20         1.10 - 1.70       8.40 -   8.61
   2010..............   770    10.90 - 11.20      8,500       0.44         1.10 - 1.70      15.28 -  15.97
   2009..............   941     9.46 -  9.66      8,987       0.34         1.10 - 1.70      23.87 -  24.61
   2008.............. 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007.............. 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37

   Invesco V.I. Mid Cap Core Equity
   2011..............   781    12.05 - 17.11     11,587       0.29         1.10 - 2.20      -8.41 -  -7.40
   2010..............   945    13.15 - 18.47     15,213       0.52         1.10 - 2.20      11.63 -  12.87
   2009.............. 1,019    11.78 - 16.37     14,730       1.26         1.10 - 2.20      27.38 -  28.79
   2008.............. 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007.............. 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34

   Invesco V.I. Money Market
   2011.............. 1,111    10.33 - 11.93     12,939       0.05         1.10 - 1.70      -1.63 -  -1.04
   2010.............. 1,254    10.50 - 12.05     14,866       0.18         1.10 - 1.70      -1.51 -  -0.92
   2009.............. 1,450    10.66 - 12.16     17,303       0.12         1.10 - 1.70      -1.58 -  -0.99
   2008.............. 1,947    10.83 - 12.29     23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007.............. 1,818    10.80 - 12.17     21,740       4.55         1.10 - 1.70       2.77 -   3.39

   Invesco V.I. S&P 500 Index
   2011.............. 2,722     9.07 - 10.00     29,967       1.94         0.70 - 2.05      -0.21 -   1.14
   2010.............. 3,123     9.09 -  9.89     34,211       1.91         0.70 - 2.05      12.54 -  14.07
   2009.............. 3,670     8.07 -  8.67     35,552       2.69         0.70 - 2.05      23.77 -  25.45
   2008.............. 3,976     6.52 -  6.91     30,896       2.46         0.70 - 2.05     -38.35 - -37.51
   2007.............. 4,836    10.58 - 11.05     60,707       1.81         0.70 - 2.05       3.08 -   4.49

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Technology
   2011..............   193   $12.02 - 12.59    $ 2,371       0.19%        1.10 - 1.70%     -6.65 -  -6.09%
   2010..............   214    12.88 - 13.41      2,815       0.00         1.10 - 1.70      19.26 -  19.98
   2009..............   296    10.80 - 11.17      3,239       0.00         1.10 - 1.70      54.75 -  55.68
   2008..............   281     6.98 -  7.18      1,985       0.00         1.10 - 1.70     -45.44 - -45.11
   2007..............   375    12.79 - 13.08      4,858       0.00         1.10 - 1.70       5.88 -   6.52

   Invesco V.I. Utilities
   2011..............   341    18.45 - 19.32      6,433       3.18         1.10 - 1.70      14.49 -  15.18
   2010..............   393    16.11 - 16.77      6,462       3.41         1.10 - 1.70       4.51 -   5.14
   2009..............   454    15.42 - 15.95      7,117       4.44         1.10 - 1.70      12.99 -  13.67
   2008..............   528    13.64 - 14.03      7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007..............   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 -  19.32

   Invesco Van Kampen V.I. Capital Growth
   2011 (p).......... 2,954     6.44 - 10.30     26,873       0.00         0.70 - 2.30      -8.31 -  -6.83
   2010.............. 2,775     6.91 - 11.23     25,826       0.00         0.70 - 2.30      17.12 -  19.01
   2009.............. 3,339     5.81 -  9.59     26,376       0.11         0.70 - 2.30      62.30 -  64.91
   2008.............. 3,876     3.52 -  5.91     18,810       0.54         0.70 - 2.30     -50.15 - -49.34
   2007.............. 4,617     6.96 - 11.85     45,412       0.05         0.70 - 2.30      14.29 -  16.14

   Invesco Van Kampen V.I. Comstock
   2011 (t).......... 2,480    11.37 - 13.16     30,516       1.65         0.70 - 2.30      -4.07 -  -2.52
   2010.............. 3,006    11.86 - 13.50     38,273       0.13         0.70 - 2.30      13.34 -  15.17
   2009.............. 3,622    10.46 - 11.72     40,418       4.52         0.70 - 2.30      25.85 -  27.88
   2008.............. 4,331     8.31 -  9.16     38,125       2.68         0.70 - 2.30     -37.14 - -36.12
   2007.............. 5,664    13.22 - 14.35     78,670       1.97         0.70 - 2.30      -4.28 -  -2.73

   Invesco Van Kampen V.I. Equity and Income
   2011 (m)(o)(q).... 2,160    13.39 - 15.78     26,442       0.60         0.70 - 2.05      -9.19 -  -8.36

--------
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Global Value Equity
   2011 (n).......... 2,401   $ 9.76 - 11.69    $ 39,167       0.00%       0.70 - 2.05%    -19.10 - -18.36%
   2010..............     2    10.04 - 10.54          21       1.85        1.35 - 1.85       8.90 -   9.45
   2009..............     2     9.22 -  9.63          19       5.28        1.35 - 1.85      13.85 -  14.43
   2008..............     3     8.10 -  8.42          27       2.54        1.35 - 1.85     -41.26 - -40.96
   2007..............     3    13.78 - 16.90          50       1.97        1.15 - 1.85       4.65 -   5.41

   Invesco Van Kampen V.I. Government
   2011 (l)(r).......    --      N/A -   N/A          --       4.34        1.25 - 1.65       0.54 -   0.67
   2010..............    63    12.25 - 12.68         796       0.22        1.25 - 1.65       3.51 -   3.93
   2009..............    74    11.83 - 12.20         902       6.07        1.25 - 1.65      -0.68 -  -0.28
   2008..............    96    11.91 - 12.24       1,172       4.61        1.25 - 1.65       0.14 -   0.55
   2007..............   116    11.90 - 12.17       1,405       4.92        1.25 - 1.65       5.57 -   5.99

   Invesco Van Kampen V.I. High Yield
   2011 (l)(s).......    --      N/A -   N/A          --      11.34        1.50 - 1.50       4.76 -   4.76
   2010..............   < 1    16.38 - 16.38           6      10.26        1.50 - 1.50      10.43 -  10.43
   2009..............   < 1    14.83 - 14.83           6       8.05        1.50 - 1.50      39.95 -  39.95
   2008..............     1    10.60 - 10.60           5      10.58        1.50 - 1.50     -24.01 - -24.01
   2007..............     1    13.94 - 13.94           9       8.84        1.50 - 1.50       2.44 -   2.44

   Invesco Van Kampen V.I. Mid Cap Value
   2011.............. 3,356    13.67 - 17.85      47,938       0.66        0.70 - 2.69      -1.79 -   0.22
   2010.............. 4,243    13.92 - 17.81      61,101       0.91        0.70 - 2.69      18.96 -  21.39
   2009.............. 5,038    11.70 - 14.67      60,411       1.21        0.70 - 2.69      35.46 -  38.24
   2008.............. 5,830     8.64 - 10.61      51,012       0.84        0.70 - 2.69     -42.87 - -41.70
   2007.............. 7,726    15.12 - 18.20     116,996       0.68        0.70 - 2.69       4.93 -   7.09

   Invesco Van Kampen V.I. Value
   2011 (l)(t).......    --       N/A -  N/A          --       1.55        1.15 - 2.05       9.03 -   9.36
   2010..............     6    12.67 - 15.41          77       1.48        1.15 - 2.00      13.43 -  14.42
   2009..............     6    10.56 - 11.17          74       3.22        1.35 - 2.00      28.38 -  29.23
   2008..............     9     8.70 - 10.40          86       3.45        1.15 - 2.00     -37.14 - -36.59
   2007..............    17    13.85 - 16.40         252       1.76        1.15 - 2.00      -5.02 -  -4.18

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts:
   Invesco V.I. Balanced II
   2011 (l)(u).......    --       N/A -  N/A    $    --       1.52%        1.30 - 2.40%      5.75 -   6.13%
   2010..............    41   $ 9.05 -  9.72        385       0.97         1.30 - 2.10       5.53 -   6.38
   2009..............   107     8.57 -  9.14        960       4.39         1.30 - 2.10      30.77 -  31.82
   2008..............   133     6.56 -  6.93        907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007..............   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -   0.62

   Invesco V.I. Basic Value II
   2011..............   591    10.33 - 11.44      6,311       0.64         1.29 - 2.44      -5.75 -  -4.64
   2010..............   859    10.96 - 12.00      9,726       0.34         1.29 - 2.44       4.34 -   5.57
   2009..............   976    10.40 - 11.36     10,466       1.13         1.29 - 2.59      43.91 -  45.83
   2008.............. 1,178    7.23  -  7.79      8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007.............. 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -   0.05

   Invesco V.I. Capital Appreciation II
   2011..............   197     9.89 - 11.09      1,959       0.00         1.29 - 2.59     -10.49 -  -9.30
   2010..............   359    11.05 - 12.23      4,072       0.48         1.29 - 2.59      12.22 -  13.72
   2009..............   412     9.84 - 10.75      4,102       0.26         1.29 - 2.59      17.59 -  19.16
   2008..............   445     8.37 -  9.02      3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007..............   546    14.98 - 15.93      7,992       0.00         1.29 - 2.59       8.82 -  10.28

   Invesco V.I. Capital Development II
   2011..............    30    11.73 - 12.39        364       0.00         1.30 - 1.85      -9.07 -  -8.57
   2010..............    30    12.89 - 13.55        393       0.00         1.30 - 1.85      16.30 -  16.94
   2009..............    36    10.95 - 11.59        410       0.00         1.30 - 2.00      39.18 -  40.16
   2008..............    42     7.87 -  8.27        336       0.00         1.30 - 2.00     -48.18 - -47.81
   2007..............    47    15.19 - 15.85        733       0.00         1.30 - 2.00       8.35 -   9.11

   Invesco V.I. Core Equity II
   2011..............   212     9.84 - 10.61      2,293       0.80         1.29 - 2.59      -2.87 -  -1.58
   2010..............   237    10.13 - 10.78      2,602       0.74         1.29 - 2.59       6.42 -   7.84
   2009..............   275     9.52 - 10.00      2,814       1.48         1.29 - 2.59      24.67 -  26.33
   2008..............   328    7.64  -  7.91      2,672       1.82         1.29 - 2.59     -32.13 - -31.22
   2007..............   389    11.25 - 11.50      4,618       0.90         1.29 - 2.59       5.07 -   6.48

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income - Series II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco V.I. Diversified Income II
   2011..............    19   $11.14 - 12.06    $    224      4.63%        1.30 - 2.10%      4.51 -   5.35%
   2010..............    21    10.66 - 11.45         228      4.93         1.30 - 2.10       7.42 -   8.29
   2009..............    27     9.92 - 10.57         282      8.26         1.30 - 2.10       8.59 -   9.46
   2008..............    38     9.13 -  9.66         357      8.83         1.30 - 2.10     -17.68 - -17.01
   2007..............    46    11.10 - 11.64         528      7.08         1.30 - 2.10      -0.61 -   0.20

   Invesco V.I. Dividend Growth II
   2011.............. 3,737    11.22 - 12.58      39,592      1.45         1.29 - 2.59      -2.65 -  -1.35
   2010.............. 4,451    11.52 - 12.75      48,029      1.38         1.29 - 2.59       7.35 -   8.78
   2009.............. 6,186    10.73 - 11.72      60,772      1.60         1.29 - 2.59      20.73 -  22.34
   2008.............. 6,855     8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007.............. 8,452    14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55

   Invesco V.I. Global Dividend Growth II
   2011 (l)(v).......    --        N/A - N/A          --      3.44         1.29 - 2.59       7.46 -   7.93
   2010.............. 2,301    12.94 - 14.33      27,608      1.58         1.29 - 2.59       8.99 -  10.44
   2009.............. 2,685    11.87 - 12.97      29,257      4.59         1.29 - 2.59      13.11 -  14.62
   2008.............. 2,979    10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007.............. 3,861    18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38

   Invesco V.I. Government Securities II
   2011..............    42    12.83 - 13.90         564      3.64         1.30 - 2.10       5.40 -   6.24
   2010..............    61    12.17 - 13.08         770      3.99         1.30 - 2.10       2.92 -   3.74
   2009..............    87    11.83 - 12.61       1,074      2.87         1.30 - 2.10      -2.33 -  -1.55
   2008..............   195    12.11 - 12.81       2,435      4.59         1.30 - 2.10       9.65 -  10.53
   2007..............    95    11.04 - 11.59       1,089      3.33         1.30 - 2.10       3.89 -   4.73

   Invesco V.I. High Yield II
   2011..............    23    16.14 - 17.31         396      6.88         1.30 - 2.00      -1.38 -  -0.69
   2010..............    26    16.37 - 17.43         454      8.34         1.30 - 2.00      11.24 -  12.02
   2009..............    30    14.72 - 15.56         461      8.40         1.30 - 2.00      49.06 -  50.10
   2008..............    36     9.87 - 10.37         372      9.43         1.30 - 2.00     -27.27 - -26.76
   2007..............    47    13.58 - 14.15         651      6.61         1.30 - 2.00      -1.00 -  -0.30

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity - Series II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco V.I. High Yield Securities II
   2011.............. 1,129   $14.26 - 16.00    $11,291       7.55%        1.29 - 2.59%     -0.97 -   0.34%
   2010.............. 1,492    14.40 - 15.94     14,783       8.09         1.29 - 2.59       7.11 -   8.54
   2009.............. 1,655    13.45 - 14.69     15,526       7.67         1.29 - 2.59      40.54 -  42.41
   2008.............. 1,904     9.57 - 10.32     12,774       2.49         1.29 - 2.59     -25.19 - -24.19
   2007.............. 2,582    12.79 - 13.61     22,673       6.45         1.29 - 2.59       1.20 -   2.55

   Invesco V.I. Income Builder II
   2011 (l)(w).......    --       N/A -  N/A         --       1.74         1.29 - 2.59       6.02 -   6.48
   2010.............. 1,027    13.73 - 15.20     14,180       2.15         1.29 - 2.59       9.24 -  10.69
   2009.............. 1,204    12.57 - 13.73     15,100       2.82         1.29 - 2.59      21.66 -  23.29
   2008.............. 1,415    10.33 - 11.14     14,458       0.76         1.29 - 2.59     -28.35 - -27.39
   2007.............. 2,330    14.42 - 15.34     33,014       2.58         1.29 - 2.59       0.19 -   1.53

   Invesco V.I. International Growth II
   2011 (y)..........   507     7.68 -  8.28      4,429       0.00         1.29 - 2.59     -16.51 - -15.76
   2010..............    35    17.22 - 18.52        621       1.60         1.30 - 2.10      10.27 -  11.15
   2009..............    49    15.62 - 16.66        796       1.27         1.30 - 2.10      32.11 -  33.17
   2008..............    59    11.82 - 12.51        719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007..............    78    20.31 - 21.31      1,636       0.39         1.30 - 2.10      12.06 -  12.96

   Invesco V.I. Large Cap Growth II
   2011 (l)(x).......    --       N/A -  N/A         --       0.00         1.30 - 2.40       8.08 -   8.47
   2010..............    49    10.59 - 10.98        525       0.16         1.30 - 2.10      14.44 -  15.36
   2009..............    65     9.25 -  9.52        610       0.01         1.30 - 2.10      23.07 -  24.06
   2008..............    84     7.52 -  7.67        639       0.00         1.30 - 2.10     -39.70 - -39.21
   2007..............    88    12.46 - 12.62      1,106       0.00         1.30 - 2.10      12.89 -  13.80

   Invesco V.I. Mid Cap Core Equity II
   2011..............   232    11.58 - 12.67      2,950       0.09         1.29 - 2.44      -8.78 -  -7.71
   2010..............   268    12.70 - 13.73      3,700       0.31         1.29 - 2.44      11.00 -  12.31
   2009..............   332    11.44 - 12.22      4,096       0.96         1.29 - 2.44      26.69 -  28.18
   2008..............   392     9.03 -  9.54      3,809       1.25         1.29 - 2.44     -30.42 - -29.60
   2007..............   488    12.98 - 13.55      6,739       0.05         1.29 - 2.44       6.60 -   7.87

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income - Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth - Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                     FOR THE YEAR ENDED DECEMBER 31,
                        ------------------------------------ ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS      UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco V.I. Money Market II
   2011................     97   $ 9.05 - 10.11    $    961      0.05%        1.30 - 2.40%     -2.32 -  -1.24%
   2010................     96     9.26 - 10.23         962      0.18         1.30 - 2.40      -2.20 -  -1.12
   2009................    159     9.47 - 10.35       1,626      0.06         1.30 - 2.40      -2.31 -  -1.23
   2008................    198     9.69 - 10.48       2,045      1.74         1.30 - 2.40      -0.63 -   0.47
   2007................    228     9.76 - 10.43       2,352      4.00         1.30 - 2.40       1.80 -   2.93

   Invesco V.I. S&P 500 Index II
   2011................  5,842    12.48 - 14.00      61,658      1.66         1.29 - 2.59      -1.09 -   0.23
   2010................  7,386    12.62 - 13.97      78,241      1.63         1.29 - 2.59      11.62 -  13.11
   2009................  8,739    11.30 - 12.35      81,763      2.42         1.29 - 2.59      22.80 -  24.44
   2008................  9,510     9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007................ 11,519    15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64

   Invesco V.I. Technology II
   2011................      2    11.64 - 12.14          25      0.06         1.30 - 1.85      -7.05 -  -6.54
   2010................      4    12.52 - 12.99          49      0.00         1.30 - 1.85      18.82 -  19.47
   2009................      4    10.54 - 10.87          45      0.00         1.30 - 1.85      54.26 -  55.11
   2008................      6     6.83 -  7.01          43      0.00         1.30 - 1.85     -45.77 - -45.47
   2007................      9    12.53 - 12.85         119      0.00         1.30 - 2.00       5.34 -   6.08

   Invesco V.I. Utilities II
   2011................     19    17.89 - 18.66         359      3.44         1.30 - 1.85      14.03 -  14.66
   2010................     28    15.69 - 16.28         448      3.28         1.30 - 1.85       4.07 -   4.64
   2009................     29    15.08 - 15.56         452      3.64         1.30 - 1.85      12.51 -  13.13
   2008................     42    13.40 - 13.75         572      2.51         1.30 - 1.85     -33.75 - -33.38
   2007................     48    20.23 - 20.64         971      1.81         1.30 - 1.85      18.11 -  18.76

   Invesco Van Kampen V.I. Capital Growth--Series II
   2011 (x)............  2,638    12.36 - 13.82      27,718      0.00         1.29 - 2.59      -8.81 -  -7.60
   2010................  3,259    13.56 - 14.95      37,032      0.00         1.29 - 2.59      17.61 -  18.02
   2009................  3,778    11.64 - 12.67      36,584      0.00         1.29 - 2.59      61.35 -  63.51
   2008................  4,416     7.21 -  7.78      26,105      0.20         1.29 - 2.59     -50.44 - -49.77
   2007................  5,416    14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 -  15.13

--------
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth - Series II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Comstock--Series II
   2011..............  9,615  $11.43 - 13.02    $121,444      1.39%        1.29 - 2.59%     -4.64 -  -3.37%
   2010.............. 11,989   11.83 - 13.65     157,376      0.13         1.29 - 2.59      12.70 -  14.20
   2009.............. 14,081   10.36 - 12.12     162,470      4.05         1.29 - 2.59      25.08 -  26.75
   2008.............. 16,334    9.69 - 10.44     149,246      2.38         1.29 - 2.59     -37.47 - -36.63
   2007.............. 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 -  -3.60

   Invesco Van Kampen V.I. Equity and Income--Series II
   2011 (u)(w).......  3,478   13.13 - 13.63      47,127      1.66         1.29 - 2.59      -3.85 -  -2.57
   2010..............  3,394   13.48 - 14.17      47,464      1.95         1.29 - 2.59       9.13 -  10.59
   2009..............  3,981   12.19 - 12.99      50,480      2.68         1.29 - 2.59      19.32 -  20.91
   2008..............  4,556   10.88 - 11.73      47,934      2.44         1.29 - 2.59     -24.69 - -23.68
   2007..............  5,858   13.21 - 14.45      81,721      1.87         1.29 - 2.59       0.67 -   2.02

   Invesco Van Kampen V.I. Global Value Equity--Series II
   2011 (q)(v).......  1,996   11.19 - 12.55      21,127      0.00         1.29 - 2.59     -19.53 - -18.81

   Invesco Van Kampen V.I. Growth and Income--Series II
   2011..............  4,372   14.60 - 15.38      67,890      0.98         1.29 - 2.69      -4.89 -  -3.52
   2010..............  5,458   15.35 - 15.94      88,173      0.10         1.29 - 2.69       9.18 -  10.75
   2009..............  6,315   14.06 - 14.39      92,402      3.40         1.29 - 2.69      20.77 -  22.51
   2008..............  7,078   11.64 - 12.71      84,837      1.92         1.29 - 2.69     -34.04 - -33.09
   2007..............  8,749   17.56 - 17.65     157,176      1.44         1.29 - 2.69      -0.25 -   1.19

   Invesco Van Kampen V.I. International Growth Equity--Series II
   2011 (l)(y).......     --      N/A -  N/A          --      3.16         1.29 - 2.59       8.54 -   9.01
   2010..............    445    8.47 -  9.02       3,939      1.39         1.29 - 2.59       7.05 -   8.48
   2009..............    493    7.92 -  8.31       4,036      0.79         1.29 - 2.59      33.01 -  34.78
   2008..............    502    5.95 -  6.17       3,062      0.00         1.29 - 2.59     -49.86 - -49.19
   2007..............    433   11.90 - 12.14       3,062      0.17         1.29 - 2.44      11.46 -  12.78

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income - Series II
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity - Series II
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income - Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Mid Cap Growth--Series II
   2011...................   742   $14.02 - 15.62    $10,412       0.00%        0.70 - 2.59%    -11.70 -  -9.99%
   2010...................   879    15.58 - 17.69     13,827       0.00         0.70 - 2.59      23.98 -  26.39
   2009................... 1,031    12.32 - 14.26     12,941       0.00         0.70 - 2.59      52.33 -  55.28
   2008................... 1,132     7.94 -  9.36      9,250       0.00         0.70 - 2.59     -48.22 - -47.21
   2007................... 1,353    15.03 - 18.08     21,082       0.00         0.70 - 2.59      14.54 -  16.78

   Invesco Van Kampen V.I. Mid Cap Value--Series II
   2011................... 2,055    15.13 - 18.06     36,578       0.59         1.29 - 2.59      -1.78 -  -0.47
   2010................... 2,557    15.21 - 18.39     45,935       0.84         1.29 - 2.59      19.02 -  20.61
   2009................... 3,109    12.61 - 15.45     46,473       1.11         1.29 - 2.59      35.56 -  37.36
   2008................... 3,724    11.40 - 12.29     40,747       0.76         1.29 - 2.59     -42.94 - -42.18
   2007................... 4,183    15.87 - 19.97     79,806       0.61         1.29 - 2.59       4.94 -   6.35

Investments in the
  Janus Aspen Series
  Sub-Account:
   Forty Portfolio
   2011...................   < 1    14.09 - 14.09          7       0.39         1.50 - 1.50      -8.09 -  -8.09
   2010...................   < 1    15.33 - 15.33          7       0.29         1.50 - 1.50       5.15 -   5.15
   2009...................     1    14.58 - 14.58         17       0.04         1.50 - 1.50      44.14 -  44.14
   2008...................     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007...................     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
   Emerging Markets Equity
   2011...................   < 1    43.71 - 43.71          1       2.11         1.50 - 1.50     -19.23 - -19.23
   2010...................   < 1    54.12 - 54.12          1       0.82         1.50 - 1.50      20.86 -  20.86
   2009...................   < 1    44.78 - 44.78          1       2.57         1.50 - 1.50      67.30 -  67.30
   2008...................   < 1    26.77 - 26.77          1       0.25         1.50 - 1.50     -49.49 - -49.49
   2007...................   < 1    52.99 - 52.99         21       0.99         1.50 - 1.50      31.30 -  31.30

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Legg Mason Partners
  Variable Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
   2011..................   < 1   $ 8.02 -  8.02    $     1       1.40%        1.50 - 1.50%     -7.60 -  -7.60%
   2010..................   < 1     8.68 -  8.68          1       1.71         1.50 - 1.50      14.86 -  14.86
   2009..................   < 1     7.56 -  7.56          1       1.34         1.50 - 1.50      27.42 -  27.42
   2008..................   < 1     5.93 -  5.93          1       0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (aj).............     1     9.50 -  9.50          8       2.50         1.50 - 1.50      -5.01 -  -5.01

Investments in the
  Legg Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I
   2011..................   < 1    11.86 - 11.86          1       2.25         1.50 - 1.50       3.38 -   3.38
   2010..................   < 1    11.47 - 11.47          1       2.88         1.50 - 1.50       7.82 -   7.82
   2009..................   < 1    10.64 - 10.64          1       1.78         1.50 - 1.50      22.63 -  22.63
   2008..................   < 1     8.67 -  8.67          1       0.30         1.50 - 1.50     -36.59 - -36.59
   2007..................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33

Investments in the
  Lord Abbett Series
  Fund Sub-Account:
   Bond-Debenture
   2011.................. 2,149    13.14 - 14.46     30,483       5.35         1.29 - 2.59       1.69 -   3.04
   2010.................. 2,554    12.92 - 14.04     35,211       5.80         1.29 - 2.59       9.41 -  10.87
   2009.................. 2,796    11.81 - 12.66     34,857       6.50         1.29 - 2.59      30.83 -  32.58
   2008.................. 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007.................. 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81

   Fundamental Equity
   2011..................   630    12.11 - 13.33      8,230       0.18         1.29 - 2.59      -6.96 -  -5.72
   2010..................   813    13.01 - 14.14     11,249       0.29         1.29 - 2.59      15.95 -  17.49
   2009..................   919    11.22 - 12.03     10,849       0.17         1.29 - 2.59      22.71 -  24.35
   2008..................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007.................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34

--------
(aj)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series
  Fund Sub-Account
  (continued):
   Growth and Income
   2011.............. 1,813   $ 9.44 - 10.40    $18,481       0.67%        1.29 - 2.59%     -8.51 -  -7.29%
   2010.............. 2,222    10.32 - 11.21     24,514       0.51         1.29 - 2.59      14.37 -  15.90
   2009.............. 2,661     9.02 -  9.67     25,385       0.92         1.29 - 2.59      15.82 -  17.36
   2008.............. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007.............. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10

   Growth Opportunities
   2011..............   787    12.73 - 13.86     10,684       0.00         1.29 - 2.44     -12.24 - -11.21
   2010..............   940    14.50 - 15.61     14,399       0.00         1.29 - 2.44      19.93 -  21.34
   2009.............. 1,108    12.09 - 12.86     14,019       0.00         1.29 - 2.44      42.00 -  43.67
   2008.............. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007.............. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71

   Mid-Cap Value
   2011.............. 1,956    10.43 - 11.48     21,997       0.20         1.29 - 2.59      -6.49 -  -5.25
   2010.............. 2,335    11.16 - 12.12     27,793       0.37         1.29 - 2.59      22.19 -  23.81
   2009.............. 2,856     9.13 -  9.79     27,522       0.45         1.29 - 2.59      23.33 -  24.98
   2008.............. 3,371     7.40 -  7.83     26,079       1.19         1.29 - 2.59     -40.93 - -40.14
   2007.............. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72

Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts:
   MFS Growth
   2011..............    71     6.18 - 13.40        685       0.19         1.15 - 1.65      -1.95 -  -1.46
   2010..............    87     6.30 - 13.60        836       0.11         1.15 - 1.65      13.45 -  14.02
   2009..............   103     5.55 - 11.93        894       0.33         1.15 - 1.65      35.42 -  36.10
   2008..............   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007..............   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78

   MFS High Income
   2011..............    25    14.91 - 15.67        397       8.81         1.25 - 1.65       2.41 -   2.82
   2010..............    36    14.56 - 15.24        536       7.41         1.25 - 1.65      12.86 -  13.31
   2009..............    40    12.90 - 13.45        527       7.56         1.25 - 1.65      43.17 -  43.74
   2008..............    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007..............    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   MFS Investors Trust
   2011............   98    $ 8.96 - 11.07     $  970       0.76%        1.15 - 1.65%     -3.78 -  -3.30%
   2010............  163      9.31 - 11.45      1,666       1.20         1.15 - 1.65       9.28 -   9.83
   2009............  186      8.52 - 10.42      1,740       1.59         1.15 - 1.65      24.82 -  25.45
   2008............  225      6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007............  278     11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04

   MFS New Discovery
   2011............   91     10.90 - 22.81      1,576       0.00         1.15 - 1.65     -11.73 - -11.29
   2010............  102     12.35 - 25.71      2,008       0.00         1.15 - 1.65      12.94 -  34.78
   2009............  147     14.40 - 19.08      2,154       0.00         1.15 - 1.65      60.51 -  61.32
   2008............  165      8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007............  199     11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34

   MFS Research
   2011............   61      8.00 - 10.65        568       0.86         1.15 - 1.65      -2.08 -  -1.59
   2010............   64      8.17 - 10.82        608       0.95         1.15 - 1.65      14.00 -  14.57
   2009............   80      7.16 -  9.45        670       1.44         1.15 - 1.65      28.41 -  29.05
   2008............   91      5.58 -  7.32        597       0.54         1.15 - 1.65     -37.13 - -36.82
   2007............  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90

   MFS Research Bond
   2011............   56     17.50 - 18.39      1,028       2.46         1.25 - 1.65       5.00 -   5.42
   2010............   79     16.67 - 17.44      1,367       3.15         1.25 - 1.65       5.71 -   6.13
   2009............   89     15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72
   2008............  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007............  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91

   MFS Utilities
   2011............   12     20.82 - 21.56        255       3.23         1.35 - 1.65       5.04 -   5.36
   2010............   13     19.82 - 20.46        257       3.08         1.35 - 1.65      11.95 -  12.28
   2009............   14     17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43
   2008............   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007............   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class)
   2011............   15    $ 9.08 -  9.59     $  139       0.02%        1.35 - 1.85%     -2.39 -  -1.90%
   2010............   28      9.31 -  9.77        265       0.00         1.35 - 1.85      12.90 -  13.47
   2009............   35      8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47
   2008............   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007............   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23

   MFS Investors Trust (Service Class)
   2011............   15      9.47 -  9.99        148       0.73         1.35 - 1.85      -4.22 -  -3.73
   2010............   18      9.88 - 10.38        183       0.97         1.35 - 1.85       8.83 -   9.38
   2009............   21      9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85
   2008............   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007............   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54

   MFS New Discovery (Service Class)
   2011............   19     11.18 - 11.80        228       0.00         1.35 - 1.85     -12.15 - -11.70
   2010............   24     12.72 - 13.36        322       0.00         1.35 - 1.85      33.43 -  34.11
   2009............   29      9.54 -  9.96        286       0.00         1.35 - 1.85      59.91 -  60.72
   2008............   43      5.96 -  6.20        263       0.00         1.35 - 1.85     -40.64 - -40.34
   2007............   71     10.05 - 10.39        739       0.00         1.35 - 1.85       0.35 -   0.86

   MFS Research (Service Class)
   2011............   10      9.66 - 10.19        104       0.62         1.35 - 1.85      -2.52 -  -2.03
   2010............   16      9.91 - 10.40        168       0.72         1.35 - 1.85      13.51 -  14.08
   2009............   19      8.73 -  9.12        174       1.09         1.35 - 1.85      27.79 -  28.44
   2008............   23      6.83 -  7.10        161       0.32         1.35 - 1.85     -37.44 - -37.12
   2007............   41     10.92 - 11.29        456       0.51         1.35 - 1.85      10.83 -  11.40

   MFS Utilities (Service Class)
   2011............   64     17.39 - 21.92      1,313       3.01         1.35 - 2.00       4.38 -   5.07
   2010............   72     16.55 - 21.00      1,401       2.74         1.35 - 2.00      11.24 -  11.98
   2009............   78     14.78 - 18.88      1,367       4.06         1.35 - 2.00      30.21 -  31.08
   2008............   80     10.85 - 11.28      1,080       1.36         1.35 - 1.85     -38.96 - -38.65
   2007............   96     17.77 - 18.38      2,075       0.86         1.35 - 1.85      25.19 -  25.83

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2011................   774   $ 9.51 - 11.81    $ 11,187      0.00%        0.70 - 1.85%     -9.03 -  -7.98%
   2010................   900    10.45 - 12.84      14,196      0.00         0.70 - 1.85      23.72 -  25.15
   2009................ 1,101     8.45 - 10.26      13,824      0.00         0.70 - 1.85      66.36 -  68.28
   2008................ 1,256     5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007................ 1,607    11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82

   European Equity
   2011................ 1,534     9.06 - 10.04      37,738      2.41         0.70 - 2.05     -11.47 - -10.27
   2010................ 1,820    10.23 - 11.19      50,452      2.45         0.70 - 2.05       5.05 -   6.48
   2009................ 2,151     9.74 - 10.51      56,333      3.68         0.70 - 2.05      25.14 -  26.84
   2008................ 2,531     7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007................ 3,140    13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78

   Income Plus
   2011................ 2,910    15.64 - 20.04      83,302      5.89         0.70 - 2.05       2.88 -   4.28
   2010................ 3,561    15.20 - 19.22      98,116      6.18         0.70 - 2.05       7.06 -   8.51
   2009................ 4,147    14.20 - 17.71     105,871      5.05         0.70 - 2.05      20.09 -  21.72
   2008................ 4,810    11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007................ 6,146    13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24

   Limited Duration
   2011................ 1,106     9.81 - 11.60      11,737      3.35         0.70 - 1.85       0.88 -   2.04
   2010................ 1,322     9.72 - 11.37      13,853      3.49         0.70 - 1.85       0.48 -   1.64
   2009................ 1,520     9.68 - 11.18      15,795      4.51         0.70 - 1.85       3.82 -   5.02
   2008................ 1,529     9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007................ 2,071    11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22

   Money Market
   2011................ 3,311     9.88 - 12.01      47,376      0.01         0.70 - 2.05      -2.01 -  -0.69
   2010................ 3,762    10.09 - 12.09      54,829      0.01         0.70 - 2.05      -2.02 -  -0.69
   2009................ 5,289    10.29 - 12.17      78,019      0.03         0.70 - 2.05      -2.00 -  -0.67
   2008................ 7,145    10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007................ 6,893    10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Multi Cap Growth (z)
   2011................. 4,049   $10.00 - 10.41    $163,632      0.17%        0.70 - 2.05%     -8.63 -  -7.39%
   2010................. 4,781    10.94 - 11.24     208,335      0.16         0.70 - 2.05      25.17 -  26.87
   2009................. 5,606     8.74 -  8.86     191,503      0.37         0.70 - 2.05      67.85 -  70.12
   2008................. 6,492     5.21 -  5.21     132,556      0.27         0.70 - 2.05     -48.69 - -47.99
   2007................. 7,901    10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70

   Strategist
   2011................. 3,493    10.98 - 13.16      90,477      2.13         0.70 - 2.05      -9.83 -  -8.60
   2010................. 4,202    12.17 - 14.40     119,746      1.56         0.70 - 2.05       4.65 -   6.07
   2009................. 4,779    11.63 - 13.57     128,786      2.21         0.70 - 2.05      17.31 -  18.90
   2008................. 5,406     9.92 - 11.42     126,027      0.77         0.70 - 2.05     -25.53 - -24.51
   2007................. 6,556    13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87

   Utilities
   2011................. 1,963    10.84 - 12.31      54,192      2.58         0.70 - 1.98      13.80 -  15.26
   2010................. 2,314     9.52 - 10.68      56,101      2.87         0.70 - 1.98       4.83 -   6.18
   2009................. 2,729     9.08 - 10.06      62,830      3.00         0.70 - 1.98      16.92 -  18.43
   2008................. 3,369     7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007................. 4,165    11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2011................. 1,293    17.47 - 19.59      14,805      0.00         1.29 - 2.59      -9.98 -  -8.78
   2010................. 1,405    19.40 - 21.48      17,488      0.00         1.29 - 2.59      22.48 -  24.11
   2009................. 1,615    15.84 - 17.31      16,329      0.00         1.29 - 2.59      64.68 -  66.88
   2008................. 1,870     9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007................. 2,335    19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84

   European Equity (Class Y Shares)
   2011................. 1,204    13.25 - 14.66      11,290      2.24         1.29 - 2.44     -12.05 - -11.01
   2010................. 1,563    15.06 - 16.48      17,219      2.24         1.29 - 2.44       4.35 -   5.58
   2009................. 1,793    14.29 - 15.61      18,682      3.36         1.29 - 2.59      24.11 -  25.77
   2008................. 2,096    11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007................. 2,706    20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85

--------
(z)Previously known as Capital Opportunities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares) Sub-Accounts
  (continued):
   Income Plus (Class Y Shares)
   2011................  6,775  $12.68 - 14.22    $100,407      5.65%        1.29 - 2.59%      2.01 -   3.37%
   2010................  8,429   12.43 - 13.76     121,240      5.71         1.29 - 2.59       6.19 -   7.61
   2009................ 10,696   11.71 - 12.79     144,625      4.84         1.29 - 2.59      19.13 -  20.72
   2008................ 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007................ 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36

   Limited Duration (Class Y Shares)
   2011................  4,529    8.29 -  9.29      42,641      2.99         1.29 - 2.59      -0.20 -   1.13
   2010................  5,588    8.30 -  9.19      52,204      3.32         1.29 - 2.59      -0.43 -   0.90
   2009................  6,355    8.34 -  9.11      58,968      4.16         1.29 - 2.59       2.82 -   4.20
   2008................  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007................  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47

   Money Market (Class Y Shares)
   2011................  5,322    9.20 - 10.32      53,761      0.01         1.29 - 2.59      -2.57 -  -1.28
   2010................  6,282    9.44 - 10.45      64,508      0.01         1.29 - 2.59      -2.58 -  -1.28
   2009................  7,480    9.69 - 10.59      78,126      0.01         1.29 - 2.59      -2.58 -  -1.28
   2008................ 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007................  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31

   Multi Cap Growth (Class Y Shares) (aa)
   2011................  3,954   16.37 - 18.36      47,586      0.00         1.29 - 2.59      -9.37 -  -8.16
   2010................  4,919   18.06 - 19.99      64,428      0.00         1.29 - 2.59      24.13 -  25.79
   2009................  5,874   14.55 - 15.89      61,677      0.12         1.29 - 2.59      66.43 -  68.65
   2008................  6,953    8.74 -  9.42      44,054      0.19         1.29 - 2.59     -49.10 - -48.42
   2007................  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69

   Strategist (Class Y Shares)
   2011................  3,318   12.68 - 14.22      38,876      1.79         1.29 - 2.59     -10.50 -  -9.31
   2010................  4,237   14.16 - 15.68      55,142      1.36         1.29 - 2.59       3.74 -   5.13
   2009................  4,691   13.65 - 14.91      58,365      2.06         1.29 - 2.59      16.35 -  17.90
   2008................  4,861   11.73 - 12.65      51,318      0.72         1.29 - 2.59     -26.17 - -25.18
   2007................  6,083   15.89 - 16.91      85,755      2.54         1.29 - 2.59       5.55 -   6.97

--------
(aa)Previously known as Capital Opportunities (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y Shares)
  Sub-Accounts
  (continued):
   Utilities (Class Y Shares)
   2011................... 1,190   $17.91 - 20.09    $14,141       2.26%        1.29 - 2.59%     12.83 -  14.33%
   2010................... 1,454    15.88 - 17.58     15,392       2.62         1.29 - 2.59       3.98 -   5.37
   2009................... 1,706    15.27 - 16.68     17,354       2.90         1.29 - 2.59      15.75 -  17.30
   2008................... 1,834    13.19 - 14.22     15,980       0.56         1.29 - 2.59     -35.17 - -34.31
   2007................... 2,333    20.35 - 21.65     30,831       1.63         1.29 - 2.59      16.92 -  18.48

Investments in the
  Neuberger Berman
  Advisors Management
  Trust Sub-Accounts:
   AMT Mid-Cap Growth
   2011...................     3     9.27 - 17.71         44       0.00         1.37 - 1.65      -2.92 -  -0.89
   2010...................    --      N/A -   N/A         --        N/A         0.00 - 0.00         N/A -   N/A
   2009...................    --      N/A -   N/A         --        N/A         0.00 - 0.00         N/A -   N/A
   2008...................    --        NA -   NA         --       0.00         0.00 - 0.00         N/A -   N/A
   2007...................   < 1    18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 -  20.59

   AMT Partners
   2011...................     1    11.85 - 11.85         17       0.00         1.59 - 1.59     -12.75 - -12.75
   2010...................     2    13.58 - 13.58         34       0.64         1.59 - 1.59      13.84 -  13.84
   2009...................     3    11.93 - 11.93         31       2.16         1.59 - 1.59      53.61 -  53.61
   2008...................     4     7.76 -  7.76         31       0.38         1.59 - 1.59     -53.15 - -53.15
   2007...................     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -   7.60

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts:
   Oppenheimer Balanced
   2011...................   171    10.79 - 10.94      1,846       2.42         1.15 - 1.80      -1.09 -  -0.43
   2010...................   206    10.91 - 10.99      2,237       1.35         1.15 - 1.80      10.88 -  11.62
   2009...................   215     9.84 -  9.84      2,103       0.00         1.15 - 1.80      19.70 -  20.50
   2008...................   237     8.17 -  8.22      1,884       3.47         1.15 - 1.80     -44.49 - -44.12
   2007...................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Capital Appreciation
   2011................  332    $ 8.12 - 10.40    $ 3,229        0.40%       1.15 - 1.85%     -2.97 -  -2.28%
   2010................  438      8.37 - 10.64      4,390        0.17        1.15 - 1.85       7.39 -   8.17
   2009................  517      7.79 -  9.84      4,808        0.34        1.15 - 1.85      41.85 -  42.87
   2008................  693      5.49 -  6.89      4,515        0.16        1.15 - 1.85     -46.53 - -46.14
   2007................  919     10.27 - 12.79     11,166        0.23        1.15 - 1.85      12.03 -  12.84

   Oppenheimer Core Bond
   2011................  101     10.48 - 11.01      1,102        6.58        1.25 - 1.65       6.50 -   6.93
   2010................  144      9.84 - 10.30      1,469        1.93        1.25 - 1.65       9.59 -  10.03
   2009................  176      8.98 -  9.36      1,638        0.00        1.25 - 1.65       7.82 -   8.25
   2008................  215      8.32 -  8.64      1,849        5.63        1.25 - 1.65     -40.05 - -39.81
   2007................  274     13.89 - 14.36      3,908        5.19        1.25 - 1.65       2.67 -   3.09

   Oppenheimer Global Securities
   2011................  160     13.00 - 17.82      2,734        1.43        1.15 - 1.85      -9.98 -  -9.34
   2010................  209     14.44 - 19.66      3,973        1.47        1.15 - 1.85      13.82 -  14.64
   2009................  271     12.69 - 17.15      4,473        2.23        1.15 - 1.85      37.19 -  38.17
   2008................  415      9.25 - 12.41      4,878        1.66        1.15 - 1.85     -41.30 - -40.87
   2007................  578     15.75 - 20.99     11,553        1.40        1.15 - 1.85       4.34 -   5.10

   Oppenheimer Global Strategic Income
   2011................  141     16.39 - 18.80      2,522        3.54        1.15 - 2.00      -1.16 -  -0.30
   2010................  186     16.58 - 18.85      3,331        8.70        1.15 - 2.00      12.67 -  13.65
   2009................  217     14.71 - 16.59      3,424        0.50        1.15 - 2.00      16.45 -  17.47
   2008................  284     12.63 - 14.12      3,812        6.36        1.15 - 2.00     -15.92 - -15.19
   2007................  405     15.03 - 16.65      6,438        3.77        1.15 - 2.00       7.49 -   8.43

   Oppenheimer High Income
   2011................   65      3.66 -  3.76        244       10.95        1.25 - 1.45      -3.74 -  -3.55
   2010................  100      3.81 -  3.89        385        6.35        1.25 - 1.45      13.16 -  13.39
   2009................  116      3.36 -  3.43        396        0.00        1.25 - 1.45      23.51 -  23.76
   2008................  119      2.72 -  2.78        327        9.47        1.25 - 1.45     -78.98 - -78.94
   2007................  133     12.96 - 13.18      1,743        7.40        1.25 - 1.45      -1.55 -  -1.35

   Oppenheimer Main Street
   2011................  193      9.96 - 10.11      1,878        0.86        1.15 - 1.85      -1.86 -  -1.16
   2010................  230     10.15 - 10.23      2,277        1.12        1.15 - 1.85      13.96 -  14.78
   2009................  279      8.91 -  8.91      2,418        1.90        1.15 - 1.85      25.91 -  26.82
   2008................  362      7.03 -  7.07      2,499        1.67        1.15 - 1.85     -39.61 - -39.17
   2007................  542     11.56 - 11.71      6,186        1.09        1.15 - 1.85       2.48 -   3.22

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Mid Cap (ab)
   2011...................    60   $19.68 - 20.68    $ 1,224       0.65%        1.25 - 1.65%     -3.81 -  -3.42%
   2010...................    77    20.46 - 21.41      1,628       0.66         1.25 - 1.65      21.39 -  21.87
   2010...................   107    16.85 - 17.57      1,876       0.91         1.25 - 1.65      34.95 -  35.49
   2010...................   135    12.49 - 12.97      1,741       0.55         1.25 - 1.65     -38.85 - -38.60
   2007...................   189    20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44

   Oppenheimer Small- & Mid-Cap Growth
   2011...................    89     8.48 -  8.49        603       0.00         1.15 - 1.85      -0.77 -  -0.06
   2010...................   108     8.49 -  8.56        762       0.00         1.15 - 1.85      25.11 -  26.01
   2009...................   130     6.74 -  6.84        738       0.00         1.15 - 1.85      30.15 -  31.09
   2008...................   136     5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007...................   208    10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Balanced (SS)
   2011................... 1,191    10.66 - 12.03     13,935       2.19         1.29 - 2.59      -2.21 -  -0.91
   2010................... 1,463    10.90 - 12.14     17,337       1.16         1.29 - 2.59       9.76 -  11.22
   2009................... 1,684     9.93 - 10.91     17,990       0.00         1.29 - 2.59      18.45 -  20.03
   2008................... 1,944     8.38 -  9.09     17,362       2.83         1.29 - 2.59     -45.08 - -44.34
   2007................... 2,462    15.26 - 16.34     39,598       2.43         1.29 - 2.59       0.79 -   2.14

   Oppenheimer Capital Appreciation (SS)
   2011................... 2,606    11.34 - 12.84     32,616       0.12         1.29 - 2.69      -4.02 -  -2.64
   2010................... 3,242    11.82 - 13.19     41,804       0.00         1.29 - 2.69       6.21 -   7.74
   2009................... 3,795    11.13 - 12.24     45,528       0.01         1.29 - 2.69      40.28 -  42.29
   2008................... 4,530     7.93 -  8.60     38,313       0.00         1.29 - 2.69     -47.13 - -46.36
   2007................... 5,117    15.00 - 16.04     80,890       0.01         1.29 - 2.69      10.78 -  12.38

   Oppenheimer Core Bond (SS)
   2011................... 3,796     7.54 -  8.24     30,707       5.91         1.29 - 2.49       5.25 -   6.54
   2010................... 4,692     7.19 -  7.73     35,711       1.68         1.29 - 2.44       8.57 -   9.85
   2009................... 5,217     6.62 -  7.04     36,231       0.00         1.29 - 2.44       6.39 -   7.64
   2008................... 5,071     6.22 -  6.54     32,809       5.08         1.29 - 2.44     -40.56 - -39.86
   2007................... 5,214    10.44 - 10.88     56,223       4.34         1.29 - 2.54       1.43 -   2.74

--------
(ab)Previously known as Oppenheimer Main Street Small Cap

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares ("SS"))
  Sub-Accounts
  (continued):
   Oppenheimer Global Securities (SS)
   2011...................   876   $17.07 - 19.18    $ 16,358      1.16%        1.29 - 2.54%    -10.85 -  -9.70%
   2010................... 1,111    19.15 - 21.24      23,050      1.24         1.29 - 2.54      12.77 -  14.21
   2009................... 1,307    16.98 - 18.60      23,816      1.88         1.29 - 2.54      35.81 -  37.56
   2008................... 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................... 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71

   Oppenheimer Global Strategic Income (SS)
   2011................... 4,507    14.75 - 16.81      73,806      3.03         1.29 - 2.69      -2.05 -  -0.65
   2010................... 5,770    15.06 - 16.92      95,404      8.36         1.29 - 2.69      11.69 -  13.29
   2009................... 6,798    13.49 - 14.93      99,442      0.24         1.29 - 2.69      15.22 -  16.88
   2008................... 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................... 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13

   Oppenheimer High Income (SS)
   2011................... 3,034     3.78 -  4.26      12,596      9.50         1.29 - 2.59      -5.08 -  -3.81
   2010................... 3,580     3.98 -  4.43      15,512      6.06         1.29 - 2.59      11.48 -  12.97
   2009................... 4,122     3.57 -  3.92      15,852      0.00         1.29 - 2.59      22.69 -  24.33
   2008................... 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................... 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 -  -1.76

   Oppenheimer Main Street (SS)
   2011................... 3,708    12.58 - 14.34      51,675      0.61         1.29 - 2.69      -2.99 -  -1.60
   2010................... 4,508    12.97 - 14.57      64,079      0.90         1.29 - 2.69      12.71 -  14.33
   2009................... 5,396    11.51 - 12.74      67,248      1.59         1.29 - 2.69      24.55 -  26.34
   2008................... 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................... 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80

   Oppenheimer Main Street Small Mid Cap (SS) (ac)
   2011................... 1,139    17.76 - 20.04      22,199      0.42         1.29 - 2.59      -4.91 -  -3.64
   2010................... 1,421    18.67 - 20.80      28,817      0.42         1.29 - 2.59      19.87 -  21.47
   2009................... 1,723    15.58 - 17.12      28,860      0.63         1.29 - 2.59      33.34 -  35.12
   2008................... 2,004    11.68 - 12.67      24,922      0.29         1.29 - 2.59     -39.61 - -38.80
   2007................... 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67

--------
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares ("SS"))
  Sub-Accounts
  (continued):
   Oppenheimer Small- & Mid-Cap Growth (SS)
   2011...................   626   $12.61 - 14.10    $ 8,556        0.00%       1.29 - 2.49%     -1.67 -  -0.46%
   2010...................   752    12.82 - 14.16     10,365        0.00        1.29 - 2.49      24.00 -  25.52
   2009...................   914    10.34 - 11.28     10,067        0.00        1.29 - 2.49      28.97 -  30.55
   2008................... 1,041     8.02 -  8.64      8,817        0.00        1.29 - 2.49     -50.48 - -49.87
   2007................... 1,246    16.19 - 17.24     21,104        0.00        1.29 - 2.49       3.38 -   4.66

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged)
   2011...................   < 1    14.72 - 14.72          1        2.09        1.50 - 1.50       5.17 -   5.17
   2010...................   < 1    14.00 - 14.00          1        1.79        1.50 - 1.50       6.87 -   6.87
   2009...................   < 1    13.10 - 13.10          2        3.25        1.50 - 1.50      13.90 -  13.90
   2008...................   < 1    11.50 - 11.50          2        3.76        1.50 - 1.50      -3.85 -  -3.85
   2007...................   < 1    11.96 - 11.96          3        3.30        1.50 - 1.50       2.07 -   2.07

   Money Market
   2011...................     2    10.25 - 10.25         21        0.06        1.50 - 1.50      -1.44 -  -1.44
   2010...................     2    10.40 - 10.40         22        0.05        1.50 - 1.50      -1.45 -  -1.45
   2009...................     2    10.56 - 10.56         24        0.11        1.50 - 1.50      -1.39 -  -1.39
   2008...................     2    10.71 - 10.71         23        2.32        1.50 - 1.50       0.72 -   0.72
   2007...................     2    10.63 - 10.63         25        4.34        1.50 - 1.50       3.30 -   3.30

   PIMCO Total Return
   2011...................   < 1    15.97 - 15.97          1        2.72        1.50 - 1.50       2.06 -   2.06
   2010...................   < 1    15.65 - 15.65          1        2.32        1.50 - 1.50       6.50 -   6.50
   2009...................   < 1    14.70 - 14.70          1        2.60        1.50 - 1.50      12.36 -  12.36
   2008...................   < 1    13.08 - 13.08          3        3.14        1.50 - 1.50       3.25 -   3.25
   2007...................     1    12.67 - 12.67         15        4.83        1.50 - 1.50       7.13 -   7.13

   PIMCO VIT Commodity RealReturn Strategy (Advisor Shares)
   2011...................   477     9.39 - 10.03      4,691       14.63        1.29 - 2.44      -9.79 -  -8.73
   2010...................   520    10.40 - 10.99      5,621       13.62        1.29 - 2.44      21.22 -  22.65
   2009...................   447     8.58 -  8.96      3,952        5.99        1.29 - 2.44      38.16 -  39.79
   2008...................   318     6.21 -  6.41      2,015        6.55        1.29 - 2.44     -45.23 - -44.58
   2007...................   226    11.34 - 11.57      2,599        4.29        1.29 - 2.44      20.12 -  21.55

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2011.................   144   $13.18 - 14.09    $ 1,989       4.43%        1.29 - 2.44%      3.63 -   4.85%
   2010.................   188    12.72 - 13.44      2,484       4.43         1.29 - 2.44       9.32 -  10.61
   2009.................   122    11.64 - 12.15      1,468       5.78         1.29 - 2.44      27.28 -  28.78
   2008.................    90     9.14 -  9.43        840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007.................    66    10.98 - 11.20        740       6.02         1.29 - 2.44       3.14 -   4.36

   PIMCO VIT Real Return (Advisor Shares)
   2011.................   581    12.91 - 13.91      7,910       2.00         1.29 - 2.59       8.68 -  10.13
   2010.................   723    11.96 - 12.63      8,968       1.42         1.29 - 2.44       5.37 -   6.61
   2009.................   832    11.35 - 11.85      9,721       2.84         1.29 - 2.44      15.39 -  16.75
   2008.................   814     9.84 - 10.15      8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007.................   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19       8.14 -   9.14

   PIMCO VIT Total Return (Advisor Shares)
   2011................. 1,912    13.01 - 14.03     26,297       2.45         1.29 - 2.59       0.83 -   2.18
   2010................. 2,369    12.91 - 13.73     31,973       2.38         1.29 - 2.59       5.21 -   6.62
   2009................. 2,629    12.27 - 12.88     33,411       5.11         1.29 - 2.59      11.01 -  12.49
   2008................. 2,039    11.10 - 11.45     23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007................. 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39       6.05 -   7.25

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2011................. 1,896    15.82 - 19.09     32,176       3.81         0.80 - 2.15       4.51 -   5.94
   2010................. 2,370    15.14 - 18.02     37,973       7.87         0.80 - 2.15       2.90 -   4.32
   2009................. 2,804    14.71 - 17.28     43,436       4.22         0.80 - 2.15      18.40 -  20.03
   2008................. 3,186    12.43 - 14.39     41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007................. 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15       6.02 -   7.49

   VT Capital Opportunities
   2011.................   264    16.82 - 18.94      4,748       0.14         0.80 - 2.15      -8.12 -  -6.86
   2010.................   301    18.30 - 20.33      5,847       0.23         0.80 - 2.15      26.75 -  28.50
   2009.................   290    14.44 - 15.82      4,415       0.54         0.80 - 2.15      42.49 -  44.46
   2008.................   289    10.13 - 10.95      3,065       0.45         0.80 - 2.15     -36.58 - -35.70
   2007.................   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Diversified Income
   2011..............  2,041  $15.02 - 17.76    $ 32,796      10.06%       0.80 - 2.15%     -5.24 -  -3.94%
   2010..............  2,431   15.85 - 18.49      40,914      14.58        0.80 - 2.15      10.25 -  11.77
   2009..............  3,023   14.38 - 16.54      45,809       7.06        0.80 - 2.15      52.02 -  54.11
   2008..............  3,545    9.46 - 10.73      35,080       6.81        0.80 - 2.15     -32.30 - -31.37
   2007..............  4,904   13.97 - 15.64      71,148       5.14        0.80 - 2.15       1.88 -   3.29

   VT Equity Income
   2011..............  5,590    8.38 - 16.52      80,063       1.87        0.80 - 2.59      -0.71 -   1.11
   2010..............  6,698    8.44 - 16.33      95,741       1.92        0.80 - 2.59     -28.97 -  11.71
   2009..............  7,991    7.70 - 14.62     103,261       1.70        0.80 - 2.59      26.43 -  33.92
   2008..............  1,857   10.70 - 11.57      20,816       2.05        0.80 - 2.15     -32.62 - -31.69
   2007..............  2,132   15.88 - 16.93      35,171       1.40        0.80 - 2.15       0.96 -   2.36

   VT George Putnam Balanced
   2011..............  5,948   10.37 - 11.26      63,363       2.17        0.80 - 2.69       0.01 -   1.95
   2010..............  7,236   10.37 - 11.05      76,076       5.12        0.80 - 2.69       7.85 -   9.94
   2009..............  8,496    9.62 - 10.05      81,676       4.47        0.80 - 2.69      22.25 -  24.62
   2008..............  9,817    7.87 -  8.06      76,072       5.00        0.80 - 2.69     -42.32 - -41.20
   2007.............. 13,315   13.64 - 13.71     176,035       2.89        0.80 - 2.69      -1.78 -   0.14

   VT Global Asset Allocation
   2011..............  2,013   12.53 - 13.95      26,313       4.63        0.80 - 2.59      -2.99 -  -1.21
   2010..............  2,438   12.69 - 14.38      32,764       5.64        0.80 - 2.59      11.72 -  13.77
   2009..............  2,788   11.15 - 12.87      32,863       5.58        0.80 - 2.59      31.71 -  34.12
   2008..............  3,028    8.31 -  9.77      26,810       3.98        0.80 - 2.59     -35.05 - -33.86
   2007..............  3,664   12.57 - 15.05      49,585       0.54        0.80 - 2.59       0.26 -   2.11

   VT Global Equity
   2011..............  2,226    5.10 -  7.51      16,534       2.10        0.80 - 2.15      -6.99 -  -5.71
   2010..............  2,785    5.49 -  7.96      21,878       2.20        0.80 - 2.15       7.48 -   8.96
   2009..............  3,494    5.10 -  7.31      25,105       0.00        0.80 - 2.15      27.18 -  28.93
   2008..............  4,024    4.01 -  5.67      22,593       2.58        0.80 - 2.15     -46.52 - -45.79
   2007..............  5,116    7.51 - 10.46      53,911       2.20        0.80 - 2.15       6.67 -   8.15

   VT Global Health Care
   2011..............  1,982   12.02 - 13.31      23,902       0.87        0.80 - 2.49      -3.63 -  -1.97
   2010..............  2,434   12.47 - 13.58      30,167       1.95        0.80 - 2.49      -0.08 -   1.65
   2009..............  2,932   12.48 - 13.36      35,955       0.00        0.80 - 2.49      22.87 -  24.99
   2008..............  3,362   10.16 - 10.69      33,195       0.00        0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583       0.86        0.80 - 2.49      -3.09 -  -1.40

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Global Utilities
   2011..............  1,245  $10.91 - 16.18    $ 14,107       3.65%       0.80 - 2.69%     -7.95 -  -6.16%
   2010..............  1,528   11.63 - 17.58      18,568       4.00        0.80 - 2.69      -0.90 -   1.02
   2009..............  1,865   11.51 - 17.74      22,486       3.78        0.80 - 2.69       4.47 -   6.50
   2008..............  2,221   10.81 - 16.98      25,182       2.33        0.80 - 2.69     -32.36 - -31.05
   2007..............  2,932   15.68 - 25.11      48,605       1.77        0.80 - 2.69      16.70 -  18.98

   VT Growth and Income
   2011.............. 14,617   10.96 - 11.88     141,861       1.30        0.70 - 2.69      -7.20 -  -5.31
   2010.............. 17,810   11.58 - 12.80     184,255       1.54        0.70 - 2.69      11.30 -  13.58
   2009.............. 21,905   10.19 - 11.50     200,607       2.59        0.70 - 2.69      26.32 -  28.91
   2008.............. 25,667    7.91 -  9.11     183,219       2.19        0.70 - 2.69     -40.35 - -39.12
   2007.............. 34,907   12.99 - 15.27     410,138       1.43        0.70 - 2.69      -8.58 -  -6.70

   VT Growth Opportunities
   2011..............  2,117    4.09 -  4.82       9,501       0.17        0.80 - 2.15      -6.18 -  -4.89
   2010..............  2,306    4.36 -  5.07      10,973       0.21        0.80 - 2.15      14.79 -  16.38
   2009..............  2,856    3.80 -  4.35      11,750       0.75        0.80 - 2.15      37.83 -  39.73
   2008..............  2,985    2.75 -  3.11       8,853       0.00        0.80 - 2.15     -39.02 - -38.18
   2007..............  3,715    4.52 -  5.04      17,940       0.06        0.80 - 2.15       3.13 -   4.56

   VT High Yield
   2011..............  2,500   17.89 - 18.73      45,504       8.21        0.80 - 2.59      -0.87 -   0.94
   2010..............  3,100   18.05 - 18.56      56,454       7.51        0.80 - 2.59      11.09 -  13.13
   2009..............  3,703   16.25 - 16.40      59,793      10.29        0.80 - 2.59      46.30 -  48.98
   2008..............  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007..............  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97

   VT Income
   2011..............  6,875   12.76 - 17.81     102,954       9.15        0.80 - 2.54       2.34 -   4.16
   2010..............  8,791   12.47 - 17.10     127,121      11.26        0.80 - 2.54       7.08 -   8.99
   2009.............. 10,248   11.64 - 15.69     137,453       5.87        0.80 - 2.54      42.93 -  45.48
   2008.............. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007.............. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38

   VT International Equity
   2011..............  9,304    8.45 - 11.74      93,329       3.43        0.70 - 2.59     -19.08 - -17.51
   2010.............. 10,864   10.25 - 14.51     132,418       3.50        0.70 - 2.59       1.61 -   9.26
   2009.............. 13,331    9.38 - 13.54     149,649       0.00        0.70 - 2.59      21.40 -  23.76
   2008.............. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007.............. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT International Growth
   2011..............  1,545  $ 6.02 -  9.33    $ 14,000      2.52%        0.80 - 2.15%    -19.66 - -18.55%
   2010..............  1,737    7.49 - 11.45      19,448      2.77         0.80 - 2.15       9.79 -  11.31
   2009..............  2,263    6.82 - 10.29      22,562      1.37         0.80 - 2.15      35.39 -  37.26
   2008..............  2,503    5.04 -  7.50      18,319      1.57         0.80 - 2.15     -43.72 - -42.94
   2007..............  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 -  12.30

   VT International Value
   2011..............  1,543    8.75 - 10.83      15,943      2.74         0.80 - 2.15     -15.63 - -14.47
   2010..............  1,943   10.37 - 12.66      23,612      3.26         0.80 - 2.15       4.82 -   6.27
   2009..............  2,451    9.90 - 11.92      28,222      0.00         0.80 - 2.15      23.48 -  25.18
   2008..............  2,829    8.02 -  9.52      26,205      1.95         0.80 - 2.15     -47.18 - -46.45
   2007..............  3,773   15.18 - 17.78      65,688      1.86         0.80 - 2.15       4.69 -   6.15

   VT Investors
   2011..............  6,981    7.46 - 11.84      53,722      1.15         0.80 - 2.44      -2.39 -  -0.76
   2010..............  8,264    7.51 - 12.13      64,481      1.24         0.80 - 2.44       4.16 -  13.01
   2009.............. 10,361    6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78
   2008.............. 10,759    5.12 -  8.55      57,782      0.25         0.80 - 2.44     -41.03 - -40.03
   2007.............. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44      -7.49 -  -5.93

   VT Money Market
   2011..............  8,989    9.19 - 11.86      92,775      0.01         0.80 - 2.59      -2.57 -  -0.79
   2010.............. 10,950    9.43 - 11.96     114,784      0.04         0.80 - 2.59      -2.55 -  -0.76
   2009.............. 13,389    9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59
   2008.............. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007.............. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97

   VT Multi-Cap Growth
   2011.............. 10,185    7.42 - 13.74      76,544      0.27         0.80 - 2.69      -7.63 -  -5.84
   2010.............. 12,642    7.88 - 14.88     101,745      0.25         0.80 - 2.69      16.34 -  18.60
   2009..............  8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08
   2008..............  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007.............. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89

   VT Multi-Cap Value
   2011..............    382   15.40 - 17.11       6,220      0.28         0.80 - 2.00      -7.01 -  -5.88
   2010..............    471   16.56 - 18.18       8,199      0.31         0.80 - 2.00      21.58 -  23.07
   2009..............    564   13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89
   2008..............    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007..............    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -   0.87

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Research
   2011................  2,810  $ 9.22 - 12.75    $ 25,746      0.83%        0.80 - 2.34%     -4.04 -  -2.53%
   2010................  3,483    9.46 - 13.29      32,906      1.04         0.80 - 2.34      13.66 -  15.45
   2009................  4,329    8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12
   2008................  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007................  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25

   VT Small Cap Value
   2011................  2,623   12.06 - 13.65      43,849      0.51         0.70 - 2.30      -6.89 -  -5.39
   2010................  3,255   12.95 - 14.43      57,624      0.30         0.70 - 2.30      23.12 -  25.11
   2009................  3,821   10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62
   2008................  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007................  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33

   VT Vista
   2010 (ah)(ak).......     --     N/A -   N/A          --      0.02         0.80 - 2.69      10.72 -  12.28
   2009................  6,260    7.79 - 12.54      47,351      0.00         0.80 - 2.69      35.01 -  37.64
   2008................  4,906    5.66 -  9.29      27,891      0.00         0.80 - 2.69     -47.01 - -45.98
   2007................  6,528   10.47 - 17.53      68,837      0.00         0.80 - 2.69       1.00 -   2.97

   VT Voyager
   2011................ 11,845    7.12 - 12.48     107,441      0.00         0.70 - 2.69     -20.06 - -18.42
   2010................ 13,951    8.73 - 15.62     156,358      1.28         0.70 - 2.69      17.55 -  19.96
   2009................ 17,282    7.28 - 13.28     161,418      0.81         0.70 - 2.69      59.49 -  62.75
   2008................ 19,903    4.47 -  8.33     115,942      0.00         0.70 - 2.69     -38.73 - -37.47
   2007................ 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78

Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income
   2011................     74   12.87 - 13.59         994      3.62         1.35 - 1.85       3.70 -   4.23
   2010................     75   12.41 - 13.04         967      6.74         1.35 - 1.85       5.16 -   5.70
   2009................    102   11.81 - 12.34       1,237      8.60         1.35 - 1.85       7.62 -   8.16
   2008................     88   10.97 - 12.98         993      4.32         1.15 - 1.85     -11.87 - -11.23
   2007................    139   12.45 - 14.62       1,773      3.61         1.15 - 1.85       3.49 -   4.24

--------
(ah)For the period beginning January 01, 2010 and ended September 23, 2010
(ak)On September 24, 2010 VT Vista merged into VT Multi-Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Emerging Markets Equity
   2011................ 1,607   $16.60 - 24.25    $28,314       0.40%        0.70 - 2.20%    -20.00 - -18.79%
   2010................ 1,868    20.44 - 30.31     41,174       0.58         0.70 - 2.20      16.44 -  18.19
   2009................ 1,949    17.30 - 26.03     36,845       0.00         0.70 - 2.20      66.15 -  68.66
   2008................ 1,971    10.25 - 15.67     22,242       0.00         0.70 - 2.20     -57.57 - -56.93
   2007................ 2,502    23.81 - 36.93     66,623       0.44         0.70 - 2.20      37.38 -  39.47

   Van Kampen UIF Global Tactical Asset Allocation Portfolio
   2011................ 1,320    10.33 - 11.78     12,723       1.31         0.70 - 2.20      -5.77 -  -4.35
   2010................ 1,623    10.80 - 12.50     16,486       2.90         0.70 - 2.20       3.39 -   4.95
   2009................ 1,980    10.29 - 12.09     19,324       2.82         0.70 - 2.20      29.65 -  31.61
   2008................ 2,242     7.82 -  9.33     16,897       3.22         0.70 - 2.20     -45.83 - -45.01
   2007................ 2,797    14.22 - 17.22     38,584       1.49         0.70 - 2.20      12.08 -  13.79

   Van Kampen UIF Growth (ad)
   2011................ 2,255    10.11 - 13.02     24,622       0.11         0.70 - 2.69      -5.41 -  -3.48
   2010................ 2,712    10.48 - 13.77     30,980       0.12         0.70 - 2.69      19.56 -  22.00
   2009................ 3,168     8.59 - 11.51     30,116       0.00         0.70 - 2.69      61.10 -  64.40
   2008................ 3,844     5.22 -  7.15     22,578       0.20         0.70 - 2.69     -50.56 - -49.54
   2007................ 4,748    10.35 - 14.46     55,126       0.00         0.70 - 2.69      18.61 -  21.05

   Van Kampen UIF Mid Cap Growth
   2011................ 1,019    17.24 - 19.36     17,983       0.34         0.70 - 2.30      -9.23 -  -7.77
   2010................ 1,218    18.99 - 20.99     23,536       0.00         0.70 - 2.30      29.31 -  31.39
   2009................ 1,424    14.68 - 15.97     21,180       0.00         0.70 - 2.30      54.08 -  56.56
   2008................ 1,674     9.53 - 10.20     16,010       0.81         0.70 - 2.30     -47.98 - -47.14
   2007................ 2,085    18.32 - 19.30     38,132       0.00         0.70 - 2.30      19.86 -  21.81

   Van Kampen UIF U.S. Real Estate
   2011................   793    20.14 - 35.59     21,863       0.84         0.70 - 2.30       3.52 -   5.18
   2010................   972    19.46 - 33.83     25,796       2.18         0.70 - 2.30      27.01 -  29.06
   2009................ 1,134    15.32 - 26.22     23,487       2.84         0.70 - 2.30      25.43 -  27.46
   2008................ 1,251    12.21 - 20.57     20,588       3.57         0.70 - 2.30     -39.31 - -38.33
   2007................ 1,726    20.13 - 33.35     46,609       1.16         0.70 - 2.30     -18.97 - -17.65

--------
(ad) Previously known as Van Kampen UIF Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2011...................   782   $19.26 - 21.05    $ 17,195      3.46%        1.29 - 2.59%      4.12 -   5.51%
   2010................... 1,023    18.26 - 20.22      21,338      4.20         1.29 - 2.59     -12.16 -   6.90
   2009................... 1,148    16.86 - 18.91      22,075      7.70         1.29 - 2.59      26.74 -  28.43
   2008................... 1,264    14.92 - 16.19      18,942      7.44         1.29 - 2.59     -17.18 - -16.08
   2007................... 1,611    15.64 - 18.02      28,786      7.28         1.29 - 2.59       3.62 -   5.01

   Van Kampen UIF Emerging Markets Equity (Class II)
   2011...................   422    27.18 - 30.49      12,492      0.36         1.29 - 2.59     -20.35 - -19.29
   2010...................   511    34.13 - 37.78      18,755      0.56         1.29 - 2.59      15.87 -  17.41
   2009...................   593    29.46 - 32.18      18,635      0.00         1.29 - 2.59      65.71 -  67.92
   2008...................   654    17.78 - 19.16      12,286      0.00         1.29 - 2.59     -57.87 - -57.30
   2007...................   945    42.19 - 44.88      41,679      0.41         1.29 - 2.59      36.80 -  38.64

   Van Kampen UIF Global Franchise (Class II)
   2011................... 2,988    17.38 - 18.99      56,372      3.31         1.29 - 2.59       6.23 -   7.65
   2010................... 3,715    16.15 - 17.87      65,406      0.54         1.29 - 2.59      11.10 -  12.58
   2009................... 4,693    14.35 - 16.09      74,017      7.63         1.29 - 2.59      26.21 -  27.89
   2008................... 5,440    12.75 - 13.74      67,172      1.73         1.29 - 2.59     -30.78 - -29.86
   2007................... 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -   8.36

   Van Kampen UIF Growth (Class II) (ae)
   2011...................   509    14.25 - 14.67       7,708      0.00         1.29 - 2.59      -5.55 -  -4.29
   2010...................   633    14.89 - 15.53      10,101      0.00         1.29 - 2.59      19.44 -  21.03
   2009...................   756    12.30 - 13.00      10,008      0.00         1.29 - 2.59      60.87 -  63.02
   2008...................   921     8.08 -  8.71       7,452      0.00         1.29 - 2.59     -50.66 - -50.00
   2007................... 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 -  20.09

   Van Kampen UIF Mid Cap Growth (Class II)
   2011................... 1,641    11.63 - 20.65      26,252      0.25         1.29 - 2.59      -9.58 -  -8.37
   2010................... 2,000    12.70 - 22.84      35,651      0.00         1.29 - 2.59      28.85 -  30.56
   2009................... 2,520     9.72 - 17.72      34,343      0.00         1.29 - 2.59      53.29 -  55.34
   2008................... 3,170    11.56 - 12.46      27,843      0.70         1.29 - 2.59     -48.20 - -47.50
   2007................... 3,587    11.92 - 22.32      62,807      0.00         1.29 - 2.59      19.42 -  21.02

   Van Kampen UIF Small Company Growth (Class II)
   2011...................   601    17.08 - 19.16      11,112      4.01         1.29 - 2.59     -11.08 -  -9.89
   2010...................   752    19.20 - 21.26      15,510      0.00         1.29 - 2.59      23.28 -  24.93
   2009...................   886    15.58 - 17.02      14,682      0.00         1.29 - 2.59      42.85 -  44.75
   2008................... 1,011    10.90 - 11.76      11,622      0.00         1.29 - 2.59     -41.98 - -41.21
   2007................... 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59       0.28 -   1.63

--------
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate (Class II)
   2011................... 1,894   $22.71 - 22.98    $45,526       0.54%        1.29 - 2.59%      2.93 -   4.30%
   2010................... 2,367    21.78 - 22.14     54,626       1.97         1.29 - 2.69      26.05 -  27.86
   2009................... 2,830    17.03 - 17.56     51,314       2.71         1.29 - 2.69      25.03 -  26.84
   2008................... 3,317    14.05 - 15.33     47,539       2.88         1.29 - 2.69     -39.73 - -38.86
   2007................... 3,776    21.96 - 23.31     88,472       1.01         1.29 - 2.69     -19.51 - -18.35

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                        -----------------------
                                                                                         2011    2010     2009
($ IN MILLIONS)                                                                         ------  ------  -------
REVENUES
   Premiums (net of reinsurance ceded of $447, $485 and $528)                           $  624  $  592  $   581
   Contract charges (net of reinsurance ceded of $283, $291 and $278)                    1,008     991      952
   Net investment income                                                                 2,637   2,760    2,974
   Realized capital gains and losses:
       Total other-than-temporary impairment losses                                       (279)   (591)  (1,592)
       Portion of loss recognized in other comprehensive income                            (14)    (45)     316
                                                                                        ------  ------  -------
          Net other-than-temporary impairment losses recognized in earnings               (293)   (636)  (1,276)
       Sales and other realized capital gains and losses                                   683     123      856
                                                                                        ------  ------  -------
          Total realized capital gains and losses                                          390    (513)    (420)
                                                                                        ------  ------  -------
                                                                                         4,659   3,830    4,087
                                                                                        ------  ------  -------
COSTS AND EXPENSES
   Contract benefits (net of reinsurance ceded of $631, $673 and $601)                   1,502   1,496    1,402
   Interest credited to contractholder funds (net of reinsurance ceded of $27,
     $32 and $32)                                                                        1,608   1,764    2,076
   Amortization of deferred policy acquisition costs                                       513     272      888
   Operating costs and expenses                                                            316     329      321
   Restructuring and related charges                                                         1      (3)      24
   Interest expense                                                                         45      44       42
                                                                                        ------  ------  -------
                                                                                         3,985   3,902    4,753
                                                                                        ------  ------  -------
Gain on disposition of operations                                                            7       6        7
                                                                                        ------  ------  -------
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAX EXPENSE (BENEFIT)                          681     (66)    (659)
Income tax expense (benefit)                                                               221     (38)    (112)
                                                                                        ------  ------  -------
NET INCOME (LOSS)                                                                          460     (28)    (547)
                                                                                        ------  ------  -------
OTHER COMPREHENSIVE INCOME, AFTER-TAX
   Change in unrealized net capital gains and losses                                       250   1,283    1,899
   Change in unrealized foreign currency translation adjustments                            (1)     --       --
                                                                                        ------  ------  -------
       OTHER COMPREHENSIVE INCOME, AFTER-TAX                                               249   1,283    1,899
                                                                                        ------  ------  -------
COMPREHENSIVE INCOME                                                                    $  709  $1,255  $ 1,352
                                                                                        ======  ======  =======

                See notes to consolidated financial statements.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                           DECEMBER 31,
                                                                                         ----------------
                                                                                           2011     2010
($ IN MILLIONS, EXCEPT PAR VALUE DATA)                                                   -------  -------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $43,481 and $47,486)           $45,428  $48,214
   Mortgage loans                                                                          6,546    6,553
   Equity securities, at fair value (cost $143 and $164)                                     179      211
   Limited partnership interests                                                           1,612    1,272
   Short-term, at fair value (amortized cost $593 and $1,257)                                593    1,257
   Policy loans                                                                              833      841
   Other                                                                                   1,086    1,094
                                                                                         -------  -------
       Total investments                                                                  56,277   59,442
Cash                                                                                         310      118
Deferred policy acquisition costs                                                          2,588    2,982
Reinsurance recoverables                                                                   4,457    4,277
Accrued investment income                                                                    520      522
Other assets                                                                                 406      420
Separate Accounts                                                                          6,984    8,676
                                                                                         -------  -------
          TOTAL ASSETS                                                                   $71,542  $76,437
                                                                                         =======  =======
LIABILITIES
Contractholder funds                                                                     $41,669  $46,458
Reserve for life-contingent contract benefits                                             13,709   12,752
Unearned premiums                                                                             23       27
Payable to affiliates, net                                                                    97      118
Other liabilities and accrued expenses                                                     1,043    1,454
Deferred income taxes                                                                        971      643
Notes due to related parties                                                                 700      677
Separate Accounts                                                                          6,984    8,676
                                                                                         -------  -------
          TOTAL LIABILITIES                                                               65,196   70,805
                                                                                         -------  -------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)
SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
  authorized, none issued                                                                     --       --
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
  authorized, none issued                                                                     --       --
Common stock, $227 par value, 23,800 shares authorized and outstanding                         5        5
Additional capital paid-in                                                                 3,190    3,189
Retained income                                                                            2,377    1,913
Accumulated other comprehensive income:
   Unrealized net capital gains and losses:
       Unrealized net capital losses on fixed income securities with OTTI                   (103)    (100)
       Other unrealized net capital gains and losses                                       1,380      587
       Unrealized adjustment to DAC, DSI and insurance reserves                             (502)      38
                                                                                         -------  -------
          Total unrealized net capital gains and losses                                      775      525
       Unrealized foreign currency translation adjustments                                    (1)      --
                                                                                         -------  -------
          Total accumulated other comprehensive income                                       774      525
                                                                                         -------  -------
          TOTAL SHAREHOLDER'S EQUITY                                                       6,346    5,632
                                                                                         -------  -------
          TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                     $71,542  $76,437
                                                                                         =======  =======

                See notes to consolidated financial statements.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       YEAR ENDED DECEMBER 31,
                                                                       -----------------------
                                                                        2011    2010     2009
($ IN MILLIONS)                                                        ------  ------  -------
COMMON STOCK                                                           $    5  $    5  $     5
                                                                       ------  ------  -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                              3,189   3,189    2,475
Gain on purchase of investments from affiliate (see Note 4)                 1      --       --
Capital contributions                                                      --      --      697
Forgiveness of payable due to parent (see Note 4)                          --      --       17
                                                                       ------  ------  -------
Balance, end of year                                                    3,190   3,189    3,189
                                                                       ------  ------  -------
RETAINED INCOME
Balance, beginning of year                                              1,913   1,969    2,066
Net income (loss)                                                         460     (28)    (547)
Forgiveness of payable due to parent (see Note 4)                           4      --        5
Cumulative effect of change in accounting principle                        --     (28)     481
Loss on transfers of investments to/from parent (see Note 4)               --      --      (36)
                                                                       ------  ------  -------
Balance, end of year                                                    2,377   1,913    1,969
                                                                       ------  ------  -------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                525    (777)  (2,337)
Change in unrealized net capital gains and losses                         250   1,283    1,899
Change in unrealized foreign currency translation adjustments              (1)     --       --
Cumulative effect of change in accounting principle                        --      19     (339)
                                                                       ------  ------  -------
Balance, end of year                                                      774     525     (777)
                                                                       ------  ------  -------
TOTAL SHAREHOLDER'S EQUITY                                             $6,346  $5,632  $ 4,386
                                                                       ======  ======  =======

                See notes to consolidated financial statements.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                          ----------------------------
                                                                                            2011      2010      2009
($ IN MILLIONS)                                                                           --------  --------  --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                         $    460  $    (28) $   (547)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Amortization and other non-cash items                                                       (61)     (144)     (277)
   Realized capital gains and losses                                                          (390)      513       420
   Gain on disposition of operations                                                            (7)       (6)       (7)
   Interest credited to contractholder funds                                                 1,608     1,764     2,076
   Changes in:
       Policy benefit and other insurance reserves                                            (568)     (343)     (446)
       Unearned premiums                                                                        (4)       (3)       (2)
       Deferred policy acquisition costs                                                       195      (111)      485
       Reinsurance recoverables, net                                                          (259)     (365)     (236)
       Income taxes                                                                            159       601       412
       Other operating assets and liabilities                                                  (46)       74       (29)
                                                                                          --------  --------  --------
          Net cash provided by operating activities                                          1,087     1,952     1,849
                                                                                          --------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                                  11,490    10,666    13,621
   Equity securities                                                                            70        92        35
   Limited partnership interests                                                               175       110        78
   Mortgage loans                                                                               97       112       335
   Other investments                                                                           153        82       485
Investment collections
   Fixed income securities                                                                   3,072     2,800     3,652
   Mortgage loans                                                                              692     1,051     1,695
   Other investments                                                                            93       109       105
Investment purchases
   Fixed income securities                                                                 (10,002)  (11,361)  (16,720)
   Equity securities                                                                           (14)      (54)     (102)
   Limited partnership interests                                                              (397)     (276)     (209)
   Mortgage loans                                                                             (820)      (98)      (18)
   Other investments                                                                          (340)     (133)      (26)
Change in short-term investments, net                                                          463       266     2,275
Change in other investments, net                                                              (280)     (159)     (193)
                                                                                          --------  --------  --------
          Net cash provided by investing activities                                          4,452     3,207     5,013
                                                                                          --------  --------  --------
CASH FLOWS FROM FINANCING ACTIVITIES
Contractholder fund deposits                                                                 1,871     2,343     3,340
Contractholder fund withdrawals                                                             (7,218)   (7,525)  (10,400)
Repayment of note due to related party                                                          --        (4)       --
Capital contributions                                                                           --        --       250
                                                                                          --------  --------  --------
          Net cash used in financing activities                                             (5,347)   (5,186)   (6,810)
                                                                                          --------  --------  --------
NET INCREASE (DECREASE) IN CASH                                                                192       (27)       52
CASH AT BEGINNING OF YEAR                                                                      118       145        93
                                                                                          --------  --------  --------
CASH AT END OF YEAR                                                                       $    310  $    118  $    145
                                                                                          ========  ========  ========

                See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

   The Company sells life insurance, retirement and investment products and voluntary accident and health insurance. The principal individual products are interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate. The institutional product line, which the Company most recently offered in 2008, consists primarily of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

                                                        2011   2010   2009
($ IN MILLIONS)                                        ------ ------ ------
PREMIUMS
   Traditional life insurance                          $  420 $  399 $  387
   Immediate annuities with life contingencies            106     97    102
   Accident and health insurance                           98     96     92
                                                       ------ ------ ------
       TOTAL PREMIUMS                                     624    592    581
CONTRACT CHARGES
   Interest-sensitive life insurance                      975    952    907
   Fixed annuities                                         33     39     45
                                                       ------ ------ ------
       TOTAL CONTRACT CHARGES                           1,008    991    952
                                                       ------ ------ ------
          TOTAL PREMIUMS AND CONTRACT CHARGES          $1,632 $1,583 $1,533
                                                       ====== ====== ======

   The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2011, the top geographic locations for statutory premiums and annuity considerations were California, Nebraska, Texas, Florida and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies and exclusive financial specialists, independent agents (including master brokerage agencies), specialized structured settlement brokers and directly through call centers and the internet.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

   Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

   Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

   Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

   Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

   Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, derivatives and notes due from related party. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Derivatives are carried at fair value. Notes due from related party are carried at outstanding principal balances.

   Investment income primarily consists of interest, dividends, income from cost method limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain RMBS, CMBS and ABS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For other RMBS, CMBS and ABS, the effective yield is recalculated on a retrospective basis. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans and bank loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships.

   Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness, and income from EMA limited partnership interests. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis. Income from EMA limited partnership interests is recognized based on the Company's share of the earnings of the partnerships, and is recognized on a delay due to the availability of the related financial statements. Income recognition on hedge funds is generally on a one month delay and income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay.

   The Company recognizes other-than-temporary impairment losses on fixed income securities in earnings when a security's fair value is less than its amortized cost and the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income ("OCI"). The Company recognizes other-than-temporary impairment losses on equity securities in earnings when the decline in fair value is considered other than temporary including when the Company does not have the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

   Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, foreign currency swaps and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

   All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

   Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

   Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

   Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

   When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

   Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

SECURITIES LOANED

   The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments and fixed income securities. These transactions are short-term in nature, usually 30 days or less.

   The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

   Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

   For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

   For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

   AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses, and hedges if applicable. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

   The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

   Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $13 million and $15 million as of December 31, 2011 and 2010, respectively. Amortization expense of the present value of future profits was $2 million, $1 million and $3 million in 2011, 2010 and 2009, respectively.

REINSURANCE

   In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

   Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2011 and 2010. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2011 or 2010.

INCOME TAXES

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are DAC, unrealized capital gains and losses on certain investments, differences in tax bases of invested assets and insurance reserves. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

   Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and
Note 11).

ADOPTED ACCOUNTING STANDARDS

Consolidation Analysis Considering Investments Held through Separate Accounts

   In April 2010, the Financial Accounting Standards Board ("FASB") issued guidance clarifying that an insurer is not required to combine interests in investments held in a qualifying separate account with its interests in the same investments held in the general account when performing a consolidation evaluation. The adoption of this guidance as of January 1, 2011 had no impact on the Company's results of operations or financial position.

Disclosure of Supplementary Pro Forma Information for Business Combinations

   In December 2010, the FASB issued disclosure guidance for entities that enter into material business combinations. The guidance specifies that if an entity presents comparative financial statements, it should disclose pro forma revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination. The Company will apply the guidance to any material business combinations entered into on or after January 1, 2011.

Criteria for Classification as a Troubled Debt Restructuring ("TDR")

   In April 2011, the FASB issued clarifying guidance related to determining whether a loan modification or restructuring should be classified as a TDR. The additional guidance provided pertains to the two criteria used to determine whether a TDR exists, whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. The guidance related to the identification of a TDR is to be applied retrospectively to the beginning of the annual period of adoption. The measurement of impairment on a TDR identified under this guidance is effective prospectively. Additional disclosures about TDRs of financing receivables are also required. The adoption of this guidance as of July 1, 2011 did not have a material effect on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

   In October 2010, the FASB issued guidance modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance contracts. The guidance specifies that the costs must be directly related to the successful acquisition of insurance contracts. The guidance also specifies that advertising costs should be included as deferred acquisition costs only when the direct-response advertising accounting criteria are met. The new guidance is effective for reporting periods beginning after December 15, 2011. The Company will adopt the new guidance retrospectively. Upon adoption on January 1, 2012, the DAC balance will be reduced by an estimated $423 million with a corresponding decrease to shareholder's equity of an estimated $279 million, net of taxes. In future periods, operating costs and expenses will increase since a lower amount of acquisition costs will be capitalized, which will be partially offset by a decrease in amortization of DAC due to the retrospective reduction of the DAC balance.

Criteria for Determining Effective Control for Repurchase Agreements

   In April 2011, the FASB issued guidance modifying the assessment criteria of effective control for repurchase agreements. The new guidance removes the criteria requiring an entity to have the ability to repurchase or redeem financial assets on substantially the agreed terms and the collateral maintenance guidance related to that criteria. The guidance is to be applied prospectively to transactions or modifications of existing transactions that occur during reporting periods beginning on or after December 15, 2011. Early adoption is not permitted. The impact of adoption is not expected to be material to the Company's results of operations or financial position.

Amendments to Fair Value Measurement and Disclosure Requirements

   In May 2011, the FASB issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. Early adoption is not permitted. The impact of adoption is not expected to be material to the Company's results of operations or financial position.

Presentation of Comprehensive Income

   In June and December 2011, the FASB issued guidance amending the presentation of comprehensive income and its components. Under the new guidance, a reporting entity has the option to present comprehensive income in a single continuous statement or in two separate but consecutive statements. The guidance is effective for reporting periods beginning after December 15, 2011 and is to be applied retrospectively. The new guidance affects presentation only and will have no impact on the Company's results of operations or financial position.

Disclosures about Offsetting Assets and Liabilities for Financial Instruments and Derivative Instruments

   In December 2011, the FASB issued guidance requiring expanded disclosures, including both gross and net information, for financial instruments and derivative instruments that are either offset in the reporting entity's financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The guidance is effective for reporting periods beginning on or after January 1, 2013 and is to be applied retrospectively. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

3. SUPPLEMENTAL CASH FLOW INFORMATION

   Non-cash investment exchanges, including modifications of certain mortgage loans (primarily refinances at maturity with no concessions granted to the borrower), fixed income securities, limited partnerships and other investments, as well as mergers completed with equity securities, totaled $486 million, $621 million and $372 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Liabilities for collateral received in conjunction with the Company's securities lending program were $220 million, $461 million and $449 million as of December 31, 2011, 2010 and 2009, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") derivatives were $43 million, $4 million and $168 million as of December 31, 2011, 2010 and 2009, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

                                                2011   2010   2009
($ IN MILLIONS)                                -----  -----  -----
NET CHANGE IN PROCEEDS MANAGED
Net change in short-term investments           $ 202  $ 152  $(277)
                                               -----  -----  -----
   Operating cash flow provided (used)         $ 202  $ 152  $(277)
                                               =====  =====  =====
NET CHANGE IN LIABILITIES
Liabilities for collateral, beginning of year  $(465) $(617) $(340)
Liabilities for collateral, end of year         (263)  (465)  (617)
                                               -----  -----  -----
   Operating cash flow (used) provided         $(202) $(152) $ 277
                                               =====  =====  =====

   In 2011, a payable associated with the pension benefit obligations due to AIC totaling $4 million was forgiven. In 2009, a payable associated with postretirement benefit obligations due to AIC totaling $22 million was forgiven. The forgiveness of the payables reflect non-cash financing activities.

   In 2009, the Company recorded a non-cash capital contribution from AIC totaling $447 million and transferred to an unconsolidated affiliate a $25 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note (see Note 4).

4. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

   The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 15), allocated to the Company were $399 million, $404 million and $435 million in 2011, 2010 and 2009, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

   The Company issued $56 million, $54 million and $49 million of structured settlement annuities, a type of immediate annuity, in 2011, 2010 and 2009, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $11 million, $11 million and $6 million relate to structured settlement annuities with life contingencies and are included in premium revenue for 2011, 2010 and 2009, respectively.

   In most cases, these annuities were issued under a "qualified assignment" whereby Allstate Assignment Corporation ("AAC") and prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

   AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001.

ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.79 billion and $4.83 billion as of December 31, 2011 and 2010, respectively.

BROKER-DEALER AGREEMENT

   The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $15 million, $10 million and $10 million in 2011, 2010 and 2009, respectively.

REINSURANCE TRANSACTIONS

   The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL") whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in
Note 9.

   ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

NOTES DUE TO RELATED PARTIES

   Notes due to related parties outstanding as of December 31 consisted of the following:

                                                2011 2010
($ IN MILLIONS)                                 ---- ----
7.00% Note, due 2017, to AHL                    $  1 $  2
5.80% Note, due 2018, to AHL                       3   --
5.75% Note, due 2018, to AIC                      10   --
5.75% Note, due 2018, to AIC                       4   --
6.35% Note, due 2018, to AIC                       7   --
7.00% Surplus Note, due 2028, to AIC /(1)/       400  400
6.74% Surplus Note, due 2029, to Kennett /(1)/    25   25
5.06% Surplus Note, due 2035, to Kennett /(1)/   100  100
6.18% Surplus Note, due 2036, to Kennett /(1)/   100  100
5.93% Surplus Note, due 2038, to Kennett /(1)/    50   50
                                                ---- ----
   Total notes due to related parties           $700 $677
                                                ==== ====

--------
/(1)/ No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2011 and 2010 on all notes except the $400 million note for which approval was not sought in 2010.

   On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

   On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

   On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

   On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

   The notes due from Kennett are classified as other investments. In 2011, 2010 and 2009, the Company recorded net investment income on these notes of $15 million, $15 million and $14 million, respectively. In 2011, 2010 and 2009, the Company incurred $16 million, $16 million and $14 million, respectively, of interest expense related to the surplus notes due to Kennett.

   On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In each of 2011, 2010 and 2009, the Company incurred interest expense on this surplus note of $28 million.

   In March 2010, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AHL, an unconsolidated affiliate of ALIC, RBI purchased from AHL mortgage loans with a fair value of $6 million on the date of sale and issued a 7.00% note due
March 26, 2017 to AHL for the same amount. In 2011 and 2010, RBI repaid $1 million and $4 million, respectively, of principal on this note. In June 2011, RBI purchased from AHL mortgage loans with a fair value of $3 million on the date of sale and issued a 5.80% note due June 17, 2018 to AHL for the same amount. Since the transactions were between affiliates under common control, the mortgage loans were recorded by RBI at AHL's carrying value on the date of sale. The mortgage loans that were purchased were impaired loans; therefore, their carrying value on the date of sale equaled fair value. In each of 2011 and 2010, the Company incurred interest expense on these notes of $0.2 million.

   In March 2011, in accordance with an asset purchase agreement between RBI and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC's carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2011, the Company incurred interest expense on these notes of $0.7 million.

LIQUIDITY AND INTERCOMPANY LOAN AGREEMENTS

   The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2011 or 2010.

   In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2011 or 2010.

   On December 20, 2010, AHL entered into a Revolving Loan Credit Agreement ("Credit Agreement") with RBI, a consolidated subsidiary of ALIC, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2011 or 2010.

INVESTMENT PURCHASES AND SALES

   In November 2011, Allstate Finance Company, LLC ("AFC"), a consolidated subsidiary of ALIC, paid $176 million in cash to purchase commercial loans issued to insurance agents of AIC ("agent loans") with a fair value of $175 million on the date of sale and $1 million of accrued investment income from Allstate Bank, an unconsolidated affiliate of ALIC. Since the transaction was between affiliates under common control, the agent loans were recorded by AFC at Allstate Bank's carrying value on the date of sale, which was the outstanding unpaid principal balance, net of valuation allowance and deferred fees, of $176 million and $1 million of accrued investment income. The $1 million difference between the fair value of assets received and Allstate
Bank's carrying value was recorded as an increase to additional capital paid-in.

   In December 2009, the Company sold investments to AIC. The Company received proceeds of $28 million for the investments, which included fixed income securities and a bank loan with a fair value on the date of sale of $17 million and $11 million, respectively. The amortized cost basis of the fixed income securities and bank loan on the date of sale was $46 million and $12 million, respectively. The loss on sale of $20 million after-tax ($30 million pre-tax) was recorded as a decrease to retained income since the sale of the investments was between affiliates under common control.

CAPITAL CONTRIBUTIONS

   In December 2009, the Company received a capital contribution from AIC totaling $447 million, which was recorded as additional capital paid-in. The capital contribution included fixed income securities with a fair value and amortized cost basis of $442 million and $424 million, respectively, and accrued investment income of $5 million. Since the transfer of the fixed income securities was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of transfer with the difference between amortized cost and fair value recorded as a decrease to retained income of $16 million after-tax ($18 million pre-tax).

   In March 2009, the Company received a capital contribution from AIC of $250 million, which was paid in cash and recorded as additional capital paid-in.

   The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2011, no capital had been provided by AIC under this agreement. All capital contributions to the Company subsequent to this agreement going into effect were discretionary and were made by AIC outside of the terms of this agreement.

PENSION AND POSTRETIREMENT BENEFIT PLANS

   Effective November 30, 2011, the Corporation became the sponsor of the defined benefit pension plans that cover most full-time employees, certain part-time employees and employee-agents. Prior to November 30, 2011, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $4 million were forgiven which was recorded as an increase to retained income.

   Effective September 30, 2009, the Corporation became the sponsor of a group medical plan and a group life insurance plan to provide covered benefits to certain retired employees ("postretirement benefits"). Prior to September 30, 2009, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $22 million were forgiven. The forgiveness of this liability was recorded as an increase in additional capital paid-in of $17 million and an increase to retained income of $5 million.

5. INVESTMENTS

FAIR VALUES

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                             GROSS UNREALIZED
                                   AMORTIZED ----------------  FAIR
                                     COST    GAINS    LOSSES   VALUE
($ IN MILLIONS)                    --------- ------  -------  -------
DECEMBER 31, 2011
U.S. government and agencies        $ 2,502  $  241  $    --  $ 2,743
Municipal                             4,380     426     (114)   4,692
Corporate                            28,496   2,234     (326)  30,404
Foreign government                      927     142       (1)   1,068
RMBS                                  2,954      74     (314)   2,714
CMBS                                  1,862      45     (224)   1,683
ABS                                   2,345      44     (281)   2,108
Redeemable preferred stock               15       1       --       16
                                    -------  ------  -------  -------
   Total fixed income securities    $43,481  $3,207  $(1,260) $45,428
                                    =======  ======  =======  =======
DECEMBER 31, 2010
U.S. government and agencies        $ 3,258  $  245  $    (9) $ 3,494
Municipal                             5,179      88     (294)   4,973
Corporate                            27,509   1,510     (369)  28,650
Foreign government                    1,962     303       (8)   2,257
RMBS                                  4,674     132     (451)   4,355
CMBS                                  2,121      56     (274)   1,903
ABS                                   2,768      88     (289)   2,567
Redeemable preferred stock               15      --       --       15
                                    -------  ------  -------  -------
   Total fixed income securities    $47,486  $2,422  $(1,694) $48,214
                                    =======  ======  =======  =======

SCHEDULED MATURITIES

   The scheduled maturities for fixed income securities are as follows as of December 31, 2011:

                                        AMORTIZED  FAIR
                                          COST     VALUE
($ IN MILLIONS)                         --------- -------
Due in one year or less                  $ 1,604  $ 1,626
Due after one year through five years     10,954   11,434
Due after five years through ten years    13,476   14,573
Due after ten years                       12,148   12,973
                                         -------  -------
                                          38,182   40,606
RMBS and ABS                               5,299    4,822
                                         -------  -------
   Total                                 $43,481  $45,428
                                         =======  =======

   Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

   Net investment income for the years ended December 31 is as follows:

                                        2011    2010    2009
($ IN MILLIONS)                        ------  ------  ------
Fixed income securities                $2,264  $2,476  $2,595
Mortgage loans                            345     377     488
Equity securities                           7       5       5
Limited partnership interests              49      21       8
Short-term investments                      3       3      13
Other                                      71     (16)    (39)
                                       ------  ------  ------
   Investment income, before expense    2,739   2,866   3,070
   Investment expense                    (102)   (106)    (96)
                                       ------  ------  ------
       Net investment income           $2,637  $2,760  $2,974
                                       ======  ======  ======

REALIZED CAPITAL GAINS AND LOSSES

   Realized capital gains and losses by asset type for the years ended December 31 are as follows:

                                        2011   2010   2009
($ IN MILLIONS)                        -----  -----  -----
Fixed income securities                $ 539  $(370) $(255)
Mortgage loans                           (23)   (71)  (143)
Equity securities                         14     36    (21)
Limited partnership interests             62     17   (283)
Derivatives                             (203)  (124)   357
Other                                      1     (1)   (75)
                                       -----  -----  -----
   Realized capital gains and losses   $ 390  $(513) $(420)
                                       =====  =====  =====

   Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

                                                            2011   2010    2009
($ IN MILLIONS)                                            -----  -----  -------
Impairment write-downs                                     $(242) $(494) $(1,009)
Change in intent write-downs                                 (51)  (142)    (267)
                                                           -----  -----  -------
   Net other-than-temporary impairment losses recognized
     in earnings                                            (293)  (636)  (1,276)
Sales                                                        823    215      637
Valuation of derivative instruments                         (224)   (94)     315
Settlements of derivative instruments                         22    (31)      41
EMA limited partnership income                                62     33     (137)
                                                           -----  -----  -------
   Realized capital gains and losses                       $ 390  $(513) $  (420)
                                                           =====  =====  =======

   Gross gains of $835 million, $454 million and $931 million and gross losses of $124 million, $343 million and $267 million were realized on sales of fixed income securities during 2011, 2010 and 2009, respectively.

   Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

                                                    2011                   2010                     2009
                                           ---------------------  ---------------------  -------------------------
                                                  INCLUDED               INCLUDED                 INCLUDED
                                           GROSS   IN OCI   NET   GROSS   IN OCI   NET    GROSS    IN OCI    NET
($ IN MILLIONS)                            -----  -------- -----  -----  -------- -----  -------  -------- -------
Fixed income securities:
   Municipal                               $ (14)   $ (3)  $ (17) $(101)   $ 17   $ (84) $   (25)   $ --   $   (25)
   Corporate                                 (28)      6     (22)   (51)      1     (50)    (188)    (11)     (199)
   Foreign government                         --      --      --     --      --      --      (17)     --       (17)
   RMBS                                     (111)    (20)   (131)  (236)    (20)   (256)    (434)    251      (183)
   CMBS                                      (66)      1     (65)   (93)    (27)   (120)    (411)    102      (309)
   ABS                                        (8)      2      (6)   (13)    (16)    (29)    (201)    (26)     (227)
                                           -----    ----   -----  -----    ----   -----  -------    ----   -------
       Total fixed income securities        (227)    (14)   (241)  (494)    (45)   (539)  (1,276)    316      (960)
Mortgage loans                               (33)     --     (33)   (71)     --     (71)    (102)     --      (102)
Equity securities                             (5)     --      (5)    --      --      --      (29)     --       (29)
Limited partnership interests                 (3)     --      (3)   (23)     --     (23)    (148)     --      (148)
Other                                        (11)     --     (11)    (3)     --      (3)     (37)     --       (37)
                                           -----    ----   -----  -----    ----   -----  -------    ----   -------
   Other-than-temporary impairment
     losses                                $(279)   $(14)  $(293) $(591)   $(45)  $(636) $(1,592)   $316   $(1,276)
                                           =====    ====   =====  =====    ====   =====  =======    ====   =======

   The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $90 million and $213 million as of December 31, 2011 and 2010, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

                     DECEMBER 31, DECEMBER 31,
                         2011         2010
($ IN MILLIONS)      ------------ ------------
Municipal               $  (5)       $ (17)
Corporate                  (6)          (1)
RMBS                     (198)        (258)
CMBS                      (19)         (49)
ABS                       (21)         (41)
                        -----        -----
   Total                $(249)       $(366)
                        =====        =====

   Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

                                                                                                            2011   2010    2009
($ IN MILLIONS)                                                                                            -----  -----  -------
Beginning balance                                                                                          $(701) $(808) $    --
Beginning balance of cumulative credit loss for securities held as of April 1, 2009                           --     --   (1,059)
Cumulative effect of change in accounting principle                                                           --     81       --
Additional credit loss for securities previously other-than-temporarily impaired                             (76)  (221)    (111)
Additional credit loss for securities not previously other-than-temporarily impaired                        (114)  (183)    (411)
Reduction in credit loss for securities disposed or collected                                                288    399      773
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not
  will be required to sell                                                                                    13     27       --
Change in credit loss due to accretion of increase in cash flows                                               9      4       --
                                                                                                           -----  -----  -------
Ending balance                                                                                             $(581) $(701) $  (808)
                                                                                                           =====  =====  =======

   The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

UNREALIZED NET CAPITAL GAINS AND LOSSES

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                 GROSS UNREALIZED UNREALIZED NET
                                                         FAIR    ---------------- --------------
($ IN MILLIONS)                                          VALUE   GAINS    LOSSES  GAINS (LOSSES)
DECEMBER 31, 2011                                       -------  ------  -------  --------------
Fixed income securities                                 $45,428  $3,207  $(1,260)     $1,947
Equity securities                                           179      38       (2)         36
Short-term investments                                      593      --       --          --
Derivative instruments /(1)/                                (12)      3      (15)        (12)
EMA limited partnership interests /(2)/                                                    1
                                                                                      ------
   Unrealized net capital gains and losses, pre-tax                                    1,972
Amounts recognized for:
   Insurance reserves /(3)/                                                             (637)
   DAC and DSI /(4)/                                                                    (135)
                                                                                      ------
       Amounts recognized                                                               (772)
   Deferred income taxes                                                                (425)
                                                                                      ------
   Unrealized net capital gains and losses, after-tax                                 $  775
                                                                                      ======

--------
/(1)/ Included in the fair value of derivative instruments are $(5) million classified as assets and $7 million classified as liabilities.
/(2)/ Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
/(3)/ The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/ The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                          GROSS UNREALIZED UNREALIZED NET
                                                                  FAIR    ---------------- --------------
                                                                  VALUE   GAINS    LOSSES  GAINS (LOSSES)
DECEMBER 31, 2010                                                -------  ------  -------  --------------
Fixed income securities                                          $48,214  $2,422  $(1,694)     $ 728
Equity securities                                                    211      48       (1)        47
Short-term investments                                             1,257      --       --         --
Derivative instruments /(1)/                                         (17)      2      (19)       (17)
                                                                                               -----
   Unrealized net capital gains and losses, pre-tax                                              758
Amounts recognized for:
   Insurance reserves                                                                            (41)
   DAC and DSI                                                                                    98
                                                                                               -----
       Amounts recognized                                                                         57
   Deferred income taxes                                                                        (290)
                                                                                               -----
   Unrealized net capital gains and losses, after-tax                                          $ 525
                                                                                               =====

--------
/(1)/ Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                                  2011    2010     2009
($ IN MILLIONS)                                                  ------  ------  -------
Fixed income securities                                          $1,219  $2,912  $ 4,506
Equity securities                                                   (11)     23       48
Short-term investments                                               --      --       (3)
Derivative instruments                                                5       1      (32)
EMA limited partnership interests                                     1      --       --
                                                                 ------  ------  -------
       Total                                                      1,214   2,936    4,519
Amounts recognized for:
   Insurance reserves                                              (596)    (41)     378
   DAC and DSI                                                     (233)   (892)  (2,503)
                                                                 ------  ------  -------
       Amounts recognized                                          (829)   (933)  (2,125)
   Deferred income taxes                                           (135)   (701) $  (834)
                                                                 ------  ------  -------
   Increase in unrealized net capital gains and losses           $  250  $1,302  $ 1,560
                                                                 ======  ======  =======

PORTFOLIO MONITORING

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the

Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

   The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                          LESS THAN 12 MONTHS          12 MONTHS OR MORE
                                                      --------------------------  --------------------------    TOTAL
                                                       NUMBER   FAIR   UNREALIZED  NUMBER   FAIR   UNREALIZED UNREALIZED
                                                      OF ISSUES VALUE    LOSSES   OF ISSUES VALUE    LOSSES     LOSSES
($ IN MILLIONS)                                       --------- ------ ---------- --------- ------ ---------- ----------
DECEMBER 31, 2011
Fixed income securities
   Municipal                                               8    $   67   $  (7)       97    $  624  $  (107)   $  (114)
   Corporate                                             226     2,025     (72)      100     1,207     (254)      (326)
   Foreign government                                      7        41      (1)        1         1       --         (1)
   RMBS                                                  140       152      (4)      161       809     (310)      (314)
   CMBS                                                   42       361     (47)       68       488     (177)      (224)
   ABS                                                    32       255     (13)      107     1,010     (268)      (281)
   Redeemable preferred stock                              1        --      --        --        --       --         --
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     456     2,901    (144)      534     4,139   (1,116)    (1,260)
Equity securities                                          3        35      (2)       --        --       --         (2)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income and equity securities          459    $2,936   $(146)      534    $4,139  $(1,116)   $(1,262)
                                                         ===    ======   =====       ===    ======  =======    =======
Investment grade fixed income securities                 351    $2,439   $(111)      328    $2,869  $  (626)   $  (737)
Below investment grade fixed income securities           105       462     (33)      206     1,270     (490)      (523)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     456    $2,901   $(144)      534    $4,139  $(1,116)   $(1,260)
                                                         ===    ======   =====       ===    ======  =======    =======
DECEMBER 31, 2010
Fixed income securities
   U.S. government and agencies                           13    $  348   $  (9)       --    $   --  $    --    $    (9)
   Municipal                                             142     1,718     (55)      170     1,145     (239)      (294)
   Corporate                                             340     3,805    (144)      143     1,951     (225)      (369)
   Foreign government                                     16       191      (8)        1        10       --         (8)
   RMBS                                                  108       143      (3)      246     1,266     (448)      (451)
   CMBS                                                   11       123      (2)      114       836     (272)      (274)
   ABS                                                    33       262      (4)      130     1,288     (285)      (289)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     663     6,590    (225)      804     6,496   (1,469)    (1,694)
Equity securities                                          3        17      (1)       --        --       --         (1)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income and equity securities          666    $6,607   $(226)      804    $6,496  $(1,469)   $(1,695)
                                                         ===    ======   =====       ===    ======  =======    =======
Investment grade fixed income securities                 600    $6,222   $(209)      559    $4,853  $  (782)   $  (991)
Below investment grade fixed income securities            63       368     (16)      245     1,643     (687)      (703)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     663    $6,590   $(225)      804    $6,496  $(1,469)   $(1,694)
                                                         ===    ======   =====       ===    ======  =======    =======

   As of December 31, 2011, $352 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $352 million, $274 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa,

Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.

   As of December 31, 2011, the remaining $910 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $463 million of these unrealized losses were evaluated based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $910 million, $447 million are related to below investment grade fixed income securities. Of these amounts, $305 million of the below investment grade fixed income securities had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2011. Unrealized losses on below investment grade securities are principally related to RMBS, CMBS and ABS and were the result of wider credit spreads resulting from higher risk premiums since the time of initial purchase, largely due to macroeconomic conditions and credit market deterioration, including the impact of lower real estate valuations.

   RMBS, CMBS and ABS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for RMBS and ABS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

   As of December 31, 2011, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2011, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIPS

   As of December 31, 2011 and 2010, the carrying value of equity method limited partnership interests totaled $858 million and $610 million, respectively. The Company recognizes an impairment loss for equity method investments when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. In 2011, 2010 and 2009, the Company had write-downs related to equity method limited partnership interests of $1 million, $1 million and $5 million, respectively.

   As of December 31, 2011 and 2010, the carrying value for cost method limited partnership interests was $754 million and $662 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. In 2011, 2010 and 2009, the Company had write-downs related to cost method investments of $2 million, $22 million and $143 million, respectively.

MORTGAGE LOANS

   The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $6.55 billion as of both December 31, 2011 and 2010. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

                                              2011  2010
(% OF MORTGAGE LOAN PORTFOLIO CARRYING VALUE) ----  ----
California                                    22.8% 23.5%
Illinois                                       8.9   9.3
New Jersey                                     7.0   6.6
New York                                       6.3   6.7
Texas                                          5.7   5.3
Pennsylvania                                   5.6   5.6
Massachusetts                                  5.0   4.1

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

                                               2011   2010
(% OF MORTGAGE LOAN PORTFOLIO CARRYING VALUE) -----  -----
Office buildings                               29.0%  32.0%
Retail                                         26.0   27.5
Warehouse                                      20.1   21.8
Apartment complex                              16.6   12.8
Other                                           8.3    5.9
                                              -----  -----
   Total                                      100.0% 100.0%
                                              =====  =====

   The contractual maturities of the mortgage loan portfolio as of December 31, 2011, excluding $43 million of mortgage loans in the process of foreclosure, are as follows:

                                          NUMBER  CARRYING
                                         OF LOANS  VALUE   PERCENT
($ IN MILLIONS)                          -------- -------- -------
2012                                        56     $  554     8.5%
2013                                        58        454     7.0
2014                                        69        913    14.0
2015                                        64        937    14.4
Thereafter                                 349      3,645    56.1
                                           ---     ------   -----
   Total                                   596     $6,503   100.0%
                                           ===     ======   =====

   Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Mortgage loan valuation allowances are charged off when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2011.

   Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

   Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

   The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31:

                                                    2011                            2010
                                       ------------------------------- -------------------------------
                                       FIXED RATE VARIABLE RATE        FIXED RATE VARIABLE RATE
($ IN MILLIONS)                         MORTGAGE    MORTGAGE            MORTGAGE    MORTGAGE
DEBT SERVICE COVERAGE                    LOANS        LOANS     TOTAL    LOANS        LOANS     TOTAL
RATIO DISTRIBUTION                     ---------- ------------- ------ ---------- ------------- ------
Below 1.0                                $  345       $ --      $  345   $  275       $ --      $  275
1.0 - 1.25                                1,488         --       1,488    1,571         16       1,587
1.26 - 1.50                               1,475         19       1,494    1,478         --       1,478
Above 1.50                                2,847        128       2,975    2,484        546       3,030
                                         ------       ----      ------   ------       ----      ------
   Total non-impaired mortgage loans     $6,155       $147      $6,302   $5,808       $562      $6,370
                                         ======       ====      ======   ======       ====      ======

   Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

   The net carrying value of impaired mortgage loans as of December 31 is as follows:

                                                             2011 2010
($ IN MILLIONS)                                              ---- ----
Impaired mortgage loans with a valuation allowance           $244 $168
Impaired mortgage loans without a valuation allowance          --   15
                                                             ---- ----
Total impaired mortgage loans                                $244 $183
                                                             ==== ====
Valuation allowance on impaired mortgage loans               $ 63 $ 84

   The average balance of impaired loans was $207 million, $275 million and $313 million during 2011, 2010 and 2009, respectively.

   The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

                                                   2011  2010  2009
($ IN MILLIONS)                                    ----  ----  ----
Beginning balance                                  $ 84  $ 94  $ 3
Net increase in valuation allowance                  33    65   96
Charge offs                                         (54)  (75)  (5)
                                                   ----  ----  ---
Ending balance                                     $ 63  $ 84  $94
                                                   ====  ====  ===

   The carrying value of past due mortgage loans as of December 31 is as follows:

                                                        2011   2010
($ IN MILLIONS)                                        ------ ------
Less than 90 days past due                             $   -- $   12
90 days or greater past due                                43     78
                                                       ------ ------
   Total past due                                          43     90
   Current loans                                        6,503  6,463
                                                       ------ ------
       Total mortgage loans                            $6,546 $6,553
                                                       ====== ======

MUNICIPAL BONDS

   The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

                                                   2011  2010
(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)     ----  ----
California                                         14.1% 14.7%
Texas                                              11.1  11.9
New York                                            7.7   7.8
Delaware                                            5.2   5.3

CONCENTRATION OF CREDIT RISK

   As of December 31, 2011, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED

   The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2011 and 2010, fixed income securities with a carrying value of $213 million and $448 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $1 million, $2 million and $2 million in 2011, 2010 and 2009, respectively.

OTHER INVESTMENT INFORMATION

   Included in fixed income securities are below investment grade assets totaling $3.33 billion and $3.84 billion as of December 31, 2011 and 2010, respectively.

   As of December 31, 2011, fixed income securities and short-term investments with a carrying value of $67 million were on deposit with regulatory authorities as required by law.

   As of December 31, 2011, the carrying value of fixed income securities and other investments that were non-income producing was $15 million.

6. FAIR VALUE OF ASSETS AND LIABILITIES

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are based on the following:

         (a)  Quoted prices for similar assets or liabilities in active markets;

         (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

         (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

   The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This occurs in two primary instances. The first relates to the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable. The second relates to auction rate securities ("ARS") backed by student loans for which a key input, the anticipated date liquidity will return to this market, is not market observable.

   Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

   In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

   . Fixed income securities: Comprise U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   . Equity securities: Comprise actively traded, exchange-listed U.S. and international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

   . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

   .   Fixed income securities:

       U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

       Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       RMBS and ABS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

       CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

       Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

   . Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

   . Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

   . Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

       OTC derivatives, including interest rate swaps, foreign currency swaps, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Level 3 measurements

   .   Fixed income securities:

       Municipal: ARS primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including estimates of future coupon rates if auction failures continue, the anticipated date liquidity will return to the market and illiquidity premium. Also included are municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads.

       Corporate, including privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

       RMBS, CMBS and ABS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

   . Other investments: Certain OTC derivatives, such as interest rate caps and floors, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

   . Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

   Assets and liabilities measured at fair value on a non-recurring basis

   Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

                                                           QUOTED PRICES   SIGNIFICANT
                                                             IN ACTIVE        OTHER    SIGNIFICANT  COUNTERPARTY   BALANCE
                                                            MARKETS FOR    OBSERVABLE  UNOBSERVABLE   AND CASH      AS OF
                                                          IDENTICAL ASSETS   INPUTS       INPUTS     COLLATERAL  DECEMBER 31,
                                                             (LEVEL 1)      (LEVEL 2)   (LEVEL 3)     NETTING        2011
($ IN MILLIONS)                                           ---------------- ----------- ------------ ------------ ------------
ASSETS
   Fixed income securities:
       U.S. government and agencies                            $1,614        $ 1,129      $   --                   $ 2,743
       Municipal                                                   --          4,305         387                     4,692
       Corporate                                                   --         29,085       1,319                    30,404
       Foreign government                                          --          1,068          --                     1,068
       RMBS                                                        --          2,667          47                     2,714
       CMBS                                                        --          1,653          30                     1,683
       ABS                                                         --          1,854         254                     2,108
       Redeemable preferred stock                                  --             15           1                        16
                                                               ------        -------      ------                   -------
          Total fixed income securities                         1,614         41,776       2,038                    45,428
   Equity securities                                              127             38          14                       179
   Short-term investments                                          46            547          --                       593
   Other investments:
       Free-standing derivatives                                   --            268           1       $(103)          166
   Separate account assets                                      6,984             --          --                     6,984
   Other assets                                                    --             --           1                         1
                                                               ------        -------      ------       -----       -------
       TOTAL RECURRING BASIS ASSETS                             8,771         42,629       2,054        (103)       53,351
   Non-recurring basis /(1)/                                       --             --          24                        24
                                                               ------        -------      ------       -----       -------
TOTAL ASSETS AT FAIR VALUE                                     $8,771        $42,629      $2,078       $(103)      $53,375
                                                               ======        =======      ======       =====       =======
% of total assets at fair value                                  16.4%          79.9%        3.9%       (0.2)%       100.0%
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity
         contracts                                             $   --        $    --      $ (723)                  $  (723)
   Other liabilities:
       Free-standing derivatives                                   --            (96)        (89)      $  60          (125)
                                                               ------        -------      ------       -----       -------
TOTAL LIABILITIES AT FAIR VALUE                                $   --        $   (96)     $ (812)      $  60       $  (848)
                                                               ======        =======      ======       =====       =======
% of total liabilities at fair value                               --%          11.3%       95.8%       (7.1)%       100.0%

--------
/(1)/ Includes $19 million of mortgage loans and $5 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2010:

                                                      QUOTED PRICES   SIGNIFICANT
                                                        IN ACTIVE        OTHER    SIGNIFICANT  COUNTERPARTY   BALANCE
                                                       MARKETS FOR    OBSERVABLE  UNOBSERVABLE   AND CASH      AS OF
                                                     IDENTICAL ASSETS   INPUTS       INPUTS     COLLATERAL  DECEMBER 31,
                                                        (LEVEL 1)      (LEVEL 2)   (LEVEL 3)     NETTING        2010
($ IN MILLIONS)                                      ---------------- ----------- ------------ ------------ ------------
ASSETS
   Fixed income securities:
       U.S. government and agencies                       $  882        $ 2,612      $   --                   $ 3,494
       Municipal                                              --          4,372         601                     4,973
       Corporate                                              --         26,890       1,760                    28,650
       Foreign government                                     --          2,257          --                     2,257
       RMBS                                                   --          3,166       1,189                     4,355
       CMBS                                                   --          1,059         844                     1,903
       ABS                                                    --            593       1,974                     2,567
       Redeemable preferred stock                             --             14           1                        15
                                                          ------        -------      ------                   -------
          Total fixed income securities                      882         40,963       6,369                    48,214
   Equity securities                                         137             45          29                       211
   Short-term investments                                     72          1,185          --                     1,257
   Other investments:
       Free-standing derivatives                              --            602          10       $ (225)         387
   Separate account assets                                 8,676             --          --                     8,676
   Other assets                                               --             --           1                         1
                                                          ------        -------      ------       ------      -------
       TOTAL RECURRING BASIS ASSETS                        9,767         42,795       6,409         (225)      58,746
   Non-recurring basis/ (1)/                                  --             --         117                       117
                                                          ------        -------      ------       ------      -------
TOTAL ASSETS AT FAIR VALUE                                $9,767        $42,795      $6,526       $ (225)     $58,863
                                                          ======        =======      ======       ======      =======
% of total assets at fair value                             16.6%          72.7%       11.1%        (0.4)%      100.0%
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and
         annuity contracts                                $   --        $    --      $ (653)                  $  (653)
   Other liabilities:
       Free-standing derivatives                              --           (455)        (87)      $  221         (321)
                                                          ------        -------      ------       ------      -------
TOTAL LIABILITIES AT FAIR VALUE                           $   --        $  (455)     $ (740)      $  221      $  (974)
                                                          ======        =======      ======       ======      =======
% of total liabilities at fair value                         -- %          46.7%       76.0%       (22.7)%      100.0%

--------
/(1)/ Includes $111 million of mortgage loans and $6 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

                                                                                TOTAL REALIZED AND
                                                                             UNREALIZED GAINS (LOSSES)
                                                                                   INCLUDED IN:
                                                                             -----------------------
                                                                  BALANCE                    OCI ON
                                                                   AS OF                  STATEMENT OF TRANSFERS TRANSFERS
                                                                DECEMBER 31,     NET       FINANCIAL     INTO     OUT OF
                                                                    2010     INCOME /(1)/   POSITION    LEVEL 3   LEVEL 3
($ IN MILLIONS)                                                 ------------ -----------  ------------ --------- ---------
ASSETS
   Fixed income securities:
       Municipal                                                   $  601       $  (2)        $  7       $ 48     $   (34)
       Corporate                                                    1,760          52          (35)       237        (410)
       RMBS                                                         1,189         (57)          77         --        (853)
       CMBS                                                           844         (43)         111         65        (878)
       ABS                                                          1,974          21          (65)        --      (1,470)
       Redeemable preferred stock                                       1          --           --         --          --
                                                                   ------       -----         ----       ----     -------
          Total fixed income securities                             6,369         (29)          95        350      (3,645)
       Equity securities                                               29          (5)          --         --         (10)
       Other investments:
          Free-standing derivatives, net                              (77)        (37)          --         --          --
       Other assets                                                     1          --           --         --          --
                                                                   ------       -----         ----       ----     -------
          TOTAL RECURRING LEVEL 3 ASSETS                           $6,322       $ (71)        $ 95       $350     $(3,655)
                                                                   ======       =====         ====       ====     =======
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts          $ (653)      $(134)        $ --       $ --     $    --
                                                                   ------       -----         ----       ----     -------
       TOTAL RECURRING LEVEL 3 LIABILITIES                         $ (653)      $(134)        $ --       $ --     $    --
                                                                   ======       =====         ====       ====     =======

                                                                                                         BALANCE AS OF
                                                                                                         DECEMBER 31,
                                                                PURCHASES  SALES   ISSUANCES SETTLEMENTS     2011
                                                                --------- -------  --------- ----------- -------------
ASSETS
   Fixed income securities:
       Municipal                                                  $ 10    $  (241)   $  --      $  (2)      $  387
       Corporate                                                   266       (473)      --        (78)       1,319
       RMBS                                                         --       (222)      --        (87)          47
       CMBS                                                         --        (66)      --         (3)          30
       ABS                                                         146       (136)      --       (216)         254
       Redeemable preferred stock                                   --         --       --         --            1
                                                                  ----    -------    -----      -----       ------
          Total fixed income securities                            422     (1,138)      --       (386)       2,038
       Equity securities                                             1         (1)      --         --           14
       Other investments:
          Free-standing derivatives, net                            18         --       --          8          (88)/(2)/
       Other assets                                                 --         --       --         --            1
                                                                  ----    -------    -----      -----       ------
          TOTAL RECURRING LEVEL 3 ASSETS                          $441    $(1,139)   $  --      $(378)      $1,965
                                                                  ====    =======    =====      =====       ======
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts         $ --    $    --    $(100)     $ 164       $ (723)
                                                                  ----    -------    -----      -----       ------
       TOTAL RECURRING LEVEL 3 LIABILITIES                        $ --    $    --    $(100)     $ 164       $ (723)
                                                                  ====    =======    =====      =====       ======

--------
/(1)/ The effect to net income totals $(205) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(101) million in realized capital gains and losses, $34 million in net investment income, $(106) million in interest credited to contractholder funds and $(32) million in contract benefits.
/(2)/ Comprises $1 million of assets and $89 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

                                                 TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                    INCLUDED IN:
                                              ------------------------
                                   BALANCE                    OCI ON
                                    AS OF                  STATEMENT OF PURCHASES, SALES, TRANSFERS TRANSFERS BALANCE AS OF
                                 DECEMBER 31,     NET       FINANCIAL     ISSUANCES AND     INTO     OUT OF   DECEMBER 31,
                                     2009     INCOME /(1)/   POSITION   SETTLEMENTS, NET   LEVEL 3   LEVEL 3      2010
($ IN MILLIONS)                  ------------ -----------  ------------ ----------------- --------- --------- -------------
ASSETS
Fixed income securities:
   Municipal                        $  746       $ (10)       $    8          $ (95)        $  19    $   (67)    $  601
   Corporate                         2,020          23           128           (285)          403       (529)     1,760
   Foreign government                   20          --            --            (20)           --         --         --
   RMBS                              1,052        (268)          475            (41)           --        (29)     1,189
   CMBS                              1,322        (235)          589           (525)          108       (415)       844
   ABS                               1,710          60           236            205            --       (237)     1,974
   Redeemable preferred
     stock                               1          --            --             --            --         --          1
                                    ------       -----        ------          -----         -----    -------     ------
       Total fixed income
         securities                  6,871        (430)        1,436           (761)          530     (1,277)     6,369
Equity securities                       27          15             2            (13)           --         (2)        29
Other investments:
   Free-standing
     derivatives, net                  (53)        (43)           --             19            --         --        (77)/(2)/
Other assets                             2          (1)           --             --            --         --          1
                                    ------       -----        ------          -----         -----    -------     ------
       TOTAL RECURRING
         LEVEL 3 ASSETS.........    $6,847       $(459)       $1,438          $(755)        $ 530    $(1,279)    $6,322
                                    ======       =====        ======          =====         =====    =======     ======
LIABILITIES
Contractholder funds:
   Derivatives embedded in
     life and annuity
     contracts                      $ (110)      $ (31)       $   --          $   3         $(515)   $    --     $ (653)
                                    ------       -----        ------          -----         -----    -------     ------
TOTAL RECURRING LEVEL 3
  LIABILITIES                       $ (110)      $ (31)       $   --          $   3         $(515)   $    --     $ (653)
                                    ======       =====        ======          =====         =====    =======     ======

--------
/(1)/ The effect to net income totals $(490) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(522) million in realized capital gains and losses, $64 million in net investment income, $(1) million in interest credited to contractholder funds and $(31) million in contract benefits.
/(2)/ Comprises $10 million of assets and $87 million of liabilities.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

   There were no transfers between Level 1 and Level 2 during 2011 or 2010.

   During 2011, certain RMBS, CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. Additionally, certain ABS that are valued based on non-binding broker quotes were transferred into Level 2 from Level 3 since the inputs were corroborated to be market observable. During 2010, certain CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

   Transfers into Level 3 during 2011 and 2010 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where inputs have not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2011 and 2010 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

   The following table provides the total gains and (losses) included in net income for Level 3 assets and liabilities still held as of December 31.

                                                                 2011   2010
($ IN MILLIONS)                                                 -----  -----
ASSETS
   Fixed income securities:
       Municipal                                                $  (2) $  (7)
       Corporate                                                   19     37
       RMBS                                                        --   (203)
       CMBS                                                       (12)   (28)
       ABS                                                        (35)    52
                                                                -----  -----
          Total fixed income securities                           (30)  (149)
   Equity securities                                               (4)    --
   Other investments:
       Free-standing derivatives, net                             (29)   (26)
       Other assets                                                --     (1)
                                                                -----  -----
          TOTAL RECURRING LEVEL 3 ASSETS                        $ (63) $(176)
                                                                =====  =====
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts       $(134) $ (31)
                                                                -----  -----
          TOTAL RECURRING LEVEL 3 LIABILITIES                   $(134) $ (31)
                                                                =====  =====

   The amounts in the table above represent gains and losses included in net income during 2011 and 2010 for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(197) million in 2011 and are reported as follows: $(105) million in realized capital gains and losses, $42 million in net investment income, $(102) million in interest credited to contractholder funds and $(32) million in contract benefits. These gains and losses total $(207) million in 2010 and are reported as follows:
$(248) million in realized capital gains and losses, $74 million in net investment income, $(2) million in interest credited to contractholder funds and $(31) million in contract benefits.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.

                                                                                                                      TOTAL
                                                                                                                  GAINS (LOSSES)
                                             TOTAL REALIZED AND UNREALIZED                                           INCLUDED
                                              GAINS (LOSSES) INCLUDED IN:                                         IN NET INCOME
                                             ----------------------------                                              FOR
                                                                            PURCHASES,     NET                      FINANCIAL
                                                                              SALES,    TRANSFERS                  INSTRUMENTS
                                                                 OCI ON     ISSUANCES      IN                     STILL HELD AS
                               BALANCE AS OF                  STATEMENT OF     AND       AND/OR   BALANCE AS OF         OF
                                DECEMBER 31,                   FINANCIAL   SETTLEMENTS, (OUT) OF  DECEMBER 31,     DECEMBER 31,
                                   2008      NET INCOME /(1)/   POSITION       NET       LEVEL 3      2009          2009 /(3)/
($ IN MILLIONS)                ------------- ---------------  ------------ ------------ --------- -------------   --------------
ASSETS
  Fixed income securities:
   Municipal                      $   703         $  (3)         $   31      $   (39)    $    54     $  746           $  (1)
   Corporate                        9,867            18           1,158       (1,591)     (7,432)     2,020              54
   Foreign government                  --            --              --           30         (10)        20              --
   RMBS                             1,811          (125)            247         (304)       (577)     1,052             (96)
   CMBS                               410          (398)            801          (75)        584      1,322            (318)
   ABS                              1,341          (194)            852         (120)       (169)     1,710            (123)
   Redeemable preferred
     stock                              1            --              --           --          --          1              --
                                  -------         -----          ------      -------     -------     ------           -----
   Total fixed income
     securities                    14,133          (702)          3,089       (2,099)     (7,550)     6,871            (484)
  Equity securities                    27            (2)              3           (1)         --         27              (3)
  Other investments:
     Free-standing
       derivatives, net               (93)           76              --          (36)         --        (53)/(2)/        98
  Other assets                          1             1              --           --          --          2               1
                                  -------         -----          ------      -------     -------     ------           -----
     TOTAL RECURRING LEVEL
       3 ASSETS                   $14,068         $(627)         $3,092      $(2,136)    $(7,550)    $6,847           $(388)
                                  =======         =====          ======      =======     =======     ======           =====
LIABILITIES
  Contractholder funds:
   Derivatives embedded in
     life and annuity
     contracts                    $  (265)        $ 148          $   --      $     7     $    --     $ (110)          $ 148
                                  -------         -----          ------      -------     -------     ------           -----
     TOTAL RECURRING LEVEL
       3 LIABILITIES              $  (265)        $ 148          $   --      $     7     $    --     $ (110)          $ 148
                                  =======         =====          ======      =======     =======     ======           =====

--------
/(1)/ The effect to net income totals $(479) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(719) million in realized capital gains and losses, $89 million in net investment income, $3 million in interest credited to contractholder funds and $148 million in contract benefits.
/(2)/ Comprises $32 million of assets and $85 million of liabilities.
/(3)/ The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level
      3. These gains and losses total $(240) million and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(481) million in realized capital gains and losses, $87 million in net investment income, $6 million in interest credited to contractholder funds and $148 million in contract benefits.

   Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

FINANCIAL ASSETS

                                            DECEMBER 31, 2011 DECEMBER 31, 2010
                                            ----------------- -----------------
                                            CARRYING   FAIR   CARRYING   FAIR
                                              VALUE    VALUE    VALUE    VALUE
($ IN MILLIONS)                             --------  ------  --------  ------
Mortgage loans                               $6,546   $6,739   $6,553   $6,312
Limited partnership interests - cost basis      754      882      662      719
Bank loans                                      299      290      322      314
Notes due from related party                    275      235      275      245

   The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL LIABILITIES

                                              DECEMBER 31, 2011 DECEMBER 31, 2010
                                              ----------------- ----------------
                                              CARRYING   FAIR   CARRYING   FAIR
                                                VALUE    VALUE    VALUE    VALUE
($ IN MILLIONS)                               --------  ------- --------  -------
Contractholder funds on investment contracts  $30,161   $30,468 $35,040   $34,056
Notes due to related parties                      700       659     677       649
Liability for collateral                          263       263     465       465

   The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

   The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

7. DERIVATIVE FINANCIAL INSTRUMENTS AND OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, negative equity market valuations, increases in credit spreads, and foreign currency fluctuations, and for asset replication. The Company does not use derivatives for speculative purposes.

   Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses interest rate swaps to hedge interest rate risk inherent in funding agreements. The Company uses foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio.

   Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

   The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

   The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

   Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2011, the Company pledged $6 million of securities in the form of margin deposits.

   For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income. For embedded derivatives in fixed income securities, net income includes the change in fair value of the embedded derivative and accretion income related to the host instrument.

   Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2011.

                                                                                  ASSET DERIVATIVES
                                                          ----------------------------------------------------------------
                                                                                     VOLUME/ (1)/
                                                                                  ------------------
                                                                                            NUMBER    FAIR
                                                                                  NOTIONAL    OF     VALUE, GROSS   GROSS
                                                          BALANCE SHEET LOCATION   AMOUNT  CONTRACTS  NET   ASSET LIABILITY
($ IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)               ----------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate swap agreements                             Other investments    $   144      n/a   $  (8) $ --    $  (8)
   Foreign currency swap agreements                          Other investments        127      n/a      (5)    3       (8)
                                                                                  -------   ------   -----  ----    -----
       Total                                                                          271      n/a     (13)    3      (16)
                                                                                  -------   ------   -----  ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
   INTEREST RATE CONTRACTS
       Interest rate swap agreements                         Other investments      8,028      n/a     122   137      (15)
       Interest rate swaption agreements                     Other investments        500      n/a      --    --       --
       Interest rate cap and floor agreements                Other investments      1,591      n/a     (12)   --      (12)
       Financial futures contracts and options                 Other assets           n/a       40      --    --       --
   EQUITY AND INDEX CONTRACTS
       Options, futures and warrants /(2)/                   Other investments        163   15,180     104   104       --
       Options, futures and warrants                           Other assets           n/a    1,011      --    --       --
   FOREIGN CURRENCY CONTRACTS
       Foreign currency swap agreements                      Other investments         50      n/a       6     6       --
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Conversion options                                 Fixed income securities       5      n/a      --    --       --
       Equity-indexed call options                        Fixed income securities     150      n/a      11    11       --
       Credit default swaps                               Fixed income securities     170      n/a    (113)   --     (113)
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection              Other investments        110      n/a       2     4       (2)
       Credit default swaps - selling protection             Other investments         32      n/a      --    --       --
   OTHER CONTRACTS
       Other contracts                                       Other investments          5      n/a      --    --       --
       Other contracts                                         Other assets             4      n/a       1     1       --
                                                                                  -------   ------   -----  ----    -----
          Total                                                                    10,808   16,231     121   263     (142)
                                                                                  -------   ------   -----  ----    -----
TOTAL ASSET DERIVATIVES                                                           $11,079   16,231   $ 108  $266    $(158)
                                                                                  =======   ======   =====  ====    =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/ In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                             LIABILITY DERIVATIVES
                                                 -----------------------------------------------------------------------------
                                                                                         VOLUME /(1)/
                                                                                      ------------------
                                                                                                NUMBER    FAIR
                                                                                      NOTIONAL    OF     VALUE, GROSS   GROSS
                                                        BALANCE SHEET LOCATION         AMOUNT  CONTRACTS  NET   ASSET LIABILITY
                                                 ------------------------------------ -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
   Interest rate swap agreements                 Other liabilities & accrued expenses $    28      n/a   $  (5)  $--    $  (5)
   Foreign currency swap agreements              Other liabilities & accrued expenses      50      n/a      (7)   --       (7)
                                                                                      -------   ------   -----   ---    -----
       Total                                                                               78      n/a     (12)   --      (12)
                                                                                      -------   ------   -----   ---    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
INTEREST RATE CONTRACTS
   Interest rate swap agreements                 Other liabilities & accrued expenses      85      n/a       8     8       --
   Interest rate cap and floor agreements        Other liabilities & accrued expenses     914      n/a      (9)   --       (9)
EQUITY AND INDEX CONTRACTS
   Options and futures                           Other liabilities & accrued expenses     n/a   14,985     (49)   --      (49)
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                      Contractholder funds             917      n/a    (105)   --     (105)
   Guaranteed withdrawal benefits                        Contractholder funds             613      n/a     (57)   --      (57)
   Equity-indexed and forward starting options
     in life and annuity product contracts               Contractholder funds           3,996      n/a    (553)   --     (553)
   Other embedded derivative financial
     instruments                                         Contractholder funds              85      n/a      (8)   --       (8)
CREDIT DEFAULT CONTRACTS
   Credit default swaps - buying protection      Other liabilities & accrued expenses     127      n/a       5     6       (1)
   Credit default swaps - selling protection     Other liabilities & accrued expenses     270      n/a     (68)    1      (69)
                                                                                      -------   ------   -----   ---    -----
       Total                                                                            7,007   14,985    (836)   15     (851)
                                                                                      -------   ------   -----   ---    -----
TOTAL LIABILITY DERIVATIVES                                                             7,085   14,985    (848)  $15    $(863)
                                                                                      =======   ======   =====   ===    =====
TOTAL DERIVATIVES                                                                     $18,164   31,216   $(740)
                                                                                      =======   ======   =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2010.

                                                                                  ASSET DERIVATIVES
                                                          ----------------------------------------------------------------
                                                                                     VOLUME /(1)/
                                                                                  ------------------
                                                                                            NUMBER    FAIR
                                                                                  NOTIONAL    OF     VALUE, GROSS   GROSS
                                                          BALANCE SHEET LOCATION   AMOUNT  CONTRACTS  NET   ASSET LIABILITY
($ IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)               ----------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
       Interest rate swap agreements                         Other investments     $  156      n/a    $(18) $ --    $ (18)
       Foreign currency swap agreements                      Other investments         64      n/a       2     3       (1)
                                                                                   ------   ------    ----  ----    -----
          Total                                                                       220      n/a     (16)    3      (19)
                                                                                   ------   ------    ----  ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
   INTEREST RATE CONTRACTS
       Interest rate swap agreements                         Other investments      1,094      n/a      79    81       (2)
       Interest rate cap and floor agreements                Other investments        226      n/a      (2)    1       (3)
       Financial futures contracts and options                 Other assets           n/a    1,420      --    --       --
   EQUITY AND INDEX CONTRACTS
       Options, futures and warrants /(2)/                   Other investments         64   20,451     327   327       --
   FOREIGN CURRENCY CONTRACTS
       Foreign currency swap agreements                      Other investments         90      n/a       6     6       --
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Conversion options                                 Fixed income securities     287      n/a      84    84       --
       Equity-indexed call options                        Fixed income securities     300      n/a      47    47       --
       Credit default swaps                               Fixed income securities     179      n/a     (87)   --      (87)
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection              Other investments         66      n/a      (1)    1       (2)
       Credit default swaps - selling protection             Other investments         42      n/a      (2)    1       (3)
   OTHER CONTRACTS
       Other contracts                                       Other investments         13      n/a      --    --       --
       Other contracts                                         Other assets             5      n/a       1     1       --
                                                                                   ------   ------    ----  ----    -----
          Total                                                                     2,366   21,871     452   549      (97)
                                                                                   ------   ------    ----  ----    -----
TOTAL ASSET DERIVATIVES                                                            $2,586   21,871    $436  $552    $(116)
                                                                                   ======   ======    ====  ====    =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/ In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                         LIABILITY DERIVATIVES
                                             ------------------------------------------------------------------------------
                                                                                      VOLUME /(1)/
                                                                                   ------------------
                                                                                             NUMBER    FAIR
                                                                                   NOTIONAL    OF     VALUE, GROSS   GROSS
                                                    BALANCE SHEET LOCATION          AMOUNT  CONTRACTS  NET   ASSET LIABILITY
                                             ------------------------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
     Interest rate swap agreements           Other liabilities & accrued expenses  $ 3,345      n/a   $(181) $ 20   $  (201)
     Interest rate swap agreements                   Contractholder funds               --      n/a       2     2        --
     Foreign currency swap agreements        Other liabilities & accrued expenses      138      n/a     (20)   --       (20)
     Foreign currency and interest rate
       swap agreements                       Other liabilities & accrued expenses      435      n/a      34    34        --
     Foreign currency and interest rate
       swap agreements                               Contractholder funds               --      n/a      28    28        --
                                                                                   -------   ------   -----  ----   -------
       Total                                                                         3,918      n/a    (137)   84      (221)
                                                                                   -------   ------   -----  ----   -------
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
 INTEREST RATE CONTRACTS
     Interest rate swap agreements           Other liabilities & accrued expenses    3,642      n/a      66    96       (30)
     Interest rate swaption agreements       Other liabilities & accrued expenses      750      n/a       4     4        --
     Interest rate cap and floor
       agreements                            Other liabilities & accrued expenses    3,216      n/a     (22)    1       (23)
     Financial futures contracts and
       options                               Other liabilities & accrued expenses      n/a      150      --    --        --
EQUITY AND INDEX CONTRACTS
     Options and futures                     Other liabilities & accrued expenses       64   20,752    (168)    2      (170)
EMBEDDED DERIVATIVE FINANCIAL
  INSTRUMENTS
     Guaranteed accumulation benefits                Contractholder funds            1,067      n/a     (88)   --       (88)
     Guaranteed withdrawal benefits                  Contractholder funds              739      n/a     (47)   --       (47)
     Equity-indexed and forward starting
       options in life and annuity
       product contracts                             Contractholder funds            4,694      n/a    (515)   --      (515)
     Other embedded derivative
       financial instruments                         Contractholder funds               85      n/a      (3)   --        (3)
 CREDIT DEFAULT CONTRACTS
     Credit default swaps - buying
       protection                            Other liabilities & accrued expenses      181      n/a      (3)    4        (7)
     Credit default swaps - selling
       protection                            Other liabilities & accrued expenses      267      n/a     (61)    1       (62)
                                                                                   -------   ------   -----  ----   -------
       Total                                                                        14,705   20,902    (837)  108      (945)
                                                                                   -------   ------   -----  ----   -------
TOTAL LIABILITY DERIVATIVES                                                         18,623   20,902    (974) $192   $(1,166)
                                                                                   =======   ======   =====  ====   =======
TOTAL DERIVATIVES                                                                  $21,209   42,773   $(538)
                                                                                   =======   ======   =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31. There is no expected amortization of net losses from accumulated other comprehensive income related to cash flow hedges during the next twelve months.

                                                                                    2011  2010  2009
($ IN MILLIONS)                                                                     ----  ----  ----
EFFECTIVE PORTION
Gain (loss) recognized in OCI on derivatives during the period                      $  4  $  3  $(35)
Loss recognized in OCI on derivatives during the term of the hedging relationship    (12)  (17)  (18)
Gain reclassified from AOCI into income (net investment income)                       --    --     2
(Loss) gain reclassified from AOCI into income (realized capital gains and losses)    (1)    2    (3)
INEFFECTIVE PORTION AND AMOUNT EXCLUDED FROM EFFECTIVENESS TESTING
Gain recognized in income on derivatives (realized capital gains and losses)          --    --    --

   The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                                                                          2011
                                                              ------------------------------------------------------------
                                                                                                               TOTAL GAIN
                                                                         REALIZED                                (LOSS)
                                                                 NET      CAPITAL           INTEREST CREDITED RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT TO CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS       FUNDS        DERIVATIVES
($ IN MILLIONS)                                               ---------- --------- -------- ----------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                       $(2)      $  (8)    $ --         $ (5)           $ (15)
   Foreign currency and interest rate contracts                   --          --       --          (32)             (32)
                                                                 ---       -----     ----         ----            -----
       Subtotal                                                   (2)         (8)      --          (37)             (47)
                                                                 ---       -----     ----         ----            -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                        --        (151)      --           --             (151)
   Equity and index contracts                                     --          --       --           (2)              (2)
   Embedded derivative financial instruments                      --         (45)     (32)         (38)            (115)
   Credit default contracts                                       --           2       --           --                2
   Other contracts                                                --          --       --            7                7
                                                                 ---       -----     ----         ----            -----
       Subtotal                                                   --        (194)     (32)         (33)            (259)
                                                                 ---       -----     ----         ----            -----
       Total                                                     $(2)      $(202)    $(32)        $(70)           $(306)
                                                                 ===       =====     ====         ====            =====

                                                                                          2010
-                                                             ------------------------------------------------------------
                                                                                                               TOTAL GAIN
                                                                         REALIZED                                (LOSS)
                                                                 NET      CAPITAL           INTEREST CREDITED RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT TO CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS       FUNDS        DERIVATIVES
                                                              ---------- --------- -------- ----------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                      $(139)     $   9     $ --         $ 11            $(119)
   Foreign currency and interest rate contracts                    --         (2)      --          (18)             (20)
                                                                -----      -----     ----         ----            -----
       Subtotal                                                  (139)         7       --           (7)            (139)
                                                                -----      -----     ----         ----            -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                         --       (138)      --           --             (138)
   Equity and index contracts                                      --         --       --          113              113
   Embedded derivative financial instruments                       --          8      (28)          34               14
   Foreign currency contracts                                      --          4       --           --                4
   Credit default contracts                                        --         (6)      --           --               (6)
   Other contracts                                                 --         --       --            3                3
                                                                -----      -----     ----         ----            -----
       Subtotal                                                    --       (132)     (28)         150              (10)
                                                                -----      -----     ----         ----            -----
       Total                                                    $(139)     $(125)    $(28)        $143            $(149)
                                                                =====      =====     ====         ====            =====

                                                                                          2009
                                                              -------------------------------------------------------------
                                                                                                               TOTAL GAIN
                                                                         REALIZED                                (LOSS)
                                                                 NET      CAPITAL           INTEREST CREDITED RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT TO CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS       FUNDS        DERIVATIVES
                                                              ---------- --------- -------- ----------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                       $30       $ 12      $ --         $ (13)          $ 29
   Foreign currency and interest rate contracts                   --         (9)       --            77             68
                                                                 ---       ----      ----         -----           ----
       Subtotal                                                   30          3        --            64             97
                                                                 ---       ----      ----         -----           ----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                        --        280        --            --            280
   Equity and index contracts                                     --         --        --           115            115
   Embedded derivative financial instruments                      --         60       158          (184)            34
   Foreign currency contracts                                     --          3        --            --              3
   Credit default contracts                                       --         14        --            --             14
   Other contracts                                                --         --        --             3              3
                                                                 ---       ----      ----         -----           ----
       Subtotal                                                   --        357       158           (66)           449
                                                                 ---       ----      ----         -----           ----
       Total                                                     $30       $360      $158         $  (2)          $546
                                                                 ===       ====      ====         =====           ====

   The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $8 million in 2011, gains of $7 million in 2010 and losses of $1 million in 2009.

   The following tables provide a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                                                  2011
                                           ----------------------------------------------------
                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
                                           -------------------------- --------------------------
                                                          FOREIGN
($ IN MILLIONS)                            INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED        RATE      INTEREST RATE  CONTRACTHOLDER
IN NET INCOME ON DERIVATIVES               CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
-------------------------------------      ---------   -------------  -------------- -----------
Interest credited to contractholder funds     $(7)         $(34)           $41          $ --
Net investment income                          26            --             --           (26)
Realized capital gains and losses              (8)           --             --            --
                                              ---          ----            ---          ----
   Total                                      $11          $(34)           $41          $(26)
                                              ===          ====            ===          ====

                                                                  2010
                                           -----------------------------------------------------
                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
                                           -------------------------- --------------------------
                                                          FOREIGN
                                           INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED        RATE      INTEREST RATE  CONTRACTHOLDER
IN NET INCOME ON DERIVATIVES               CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
-------------------------------------      ---------   -------------  -------------- -----------
Interest credited to contractholder funds    $ --          $(48)           $48           $--
Net investment income                         (33)           --             --            33
Realized capital gains and losses               9            (2)            --            --
                                             ----          ----            ---           ---
   Total                                     $(24)         $(50)           $48           $33
                                             ====          ====            ===           ===

                                                                  2009
                                           ----------------------------------------------------
                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
                                           -------------------------- --------------------------
                                                          FOREIGN
                                           INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED        RATE      INTEREST RATE  CONTRACTHOLDER
IN NET INCOME ON DERIVATIVES               CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
-------------------------------------      ---------   -------------  -------------- -----------
Interest credited to contractholder funds    $(26)          $39            $(13)        $  --
Net investment income                         164            --              --          (164)
Realized capital gains and losses              12            (9)             --            --
                                             ----           ---            ----         -----
   Total                                     $150           $30            $(13)        $(164)
                                             ====           ===            ====         =====

   The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2011, counterparties pledged $63 million in cash and securities to the Company, and the Company pledged $76 million in securities to counterparties which includes $72 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $4 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

   Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

   The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

                                       2011                                                    2010
                ---------------------------------------------------    -----------------------------------------------------
                NUMBER OF                                EXPOSURE,       NUMBER                                   EXPOSURE,
($ IN MILLIONS) COUNTER-   NOTIONAL       CREDIT          NET OF       OF COUNTER-  NOTIONAL       CREDIT          NET OF
RATING /(1)/     PARTIES  AMOUNT /(2)/ EXPOSURE /(2)/ COLLATERAL /(2)/   PARTIES   AMOUNT /(2)/ EXPOSURE /(2)/ COLLATERAL /(2)/
--------------- --------- -----------  -------------  ---------------  ----------- -----------  -------------  ---------------
AA-                 1       $    25        $  1             $ 1             1        $  675          $19             $10
A+                  3         2,936          24               4             2           951           14              10
A                   2         3,913          14              --             3           772           10              10
A-                  2         3,815          25              --             1            89           32              32
BBB+                2            57          41              41            --            --           --              --
                   --       -------        ----             ---            --        ------          ---             ---
   Total           10       $10,746        $105             $46             7        $2,487          $75             $62
                   ==       =======        ====             ===            ==        ======          ===             ===

--------
/(1)/ Rating is the lower of S&P or Moody's ratings.
/(2)/ Only OTC derivatives with a net positive fair value are included for each counterparty.

   Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

   Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by both Moody's and S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by both Moody's and S&P.

   The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

                                                                                                               2011   2010
($ IN MILLIONS)                                                                                                ----  -----
Gross liability fair value of contracts containing credit-risk-contingent features                             $133  $ 368
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs              (60)  (212)
Collateral posted under MNAs for contracts containing credit-risk-contingent features                           (72)  (147)
                                                                                                               ----  -----
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were
  triggered concurrently                                                                                       $  1  $   9
                                                                                                               ====  =====

CREDIT DERIVATIVES - SELLING PROTECTION

   Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2011:

                                              NOTIONAL AMOUNT
                                         -------------------------
                                                      BB AND       FAIR
                                         AA   A   BBB LOWER  TOTAL VALUE
($ IN MILLIONS)                          --- ---- --- ------ ----- -----
SINGLE NAME
     Investment grade corporate debt     $40 $ 45 $15  $10   $110  $ (1)
     High yield debt                      --   --  --    2      2    --
     Municipal                            25   --  --   --     25    (5)
                                         --- ---- ---  ---   ----  ----
       Subtotal                           65   45  15   12    137    (6)
BASKETS
   TRANCHE
     Investment grade corporate debt      --   --  --   65     65   (29)
     First-to-default
     Municipal                            --  100  --   --    100   (33)
                                         --- ---- ---  ---   ----  ----
       Subtotal                           --  100  --   65    165   (62)
                                         --- ---- ---  ---   ----  ----
TOTAL                                    $65 $145 $15  $77   $302  $(68)
                                         === ==== ===  ===   ====  ====

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2010:

                                              NOTIONAL AMOUNT
                                         -------------------------
                                                      BB AND       FAIR
                                         AA   A   BBB LOWER  TOTAL VALUE
($ IN MILLIONS)                          --- ---- --- ------ ----- -----
SINGLE NAME
     Investment grade corporate debt     $40 $ 55 $10  $10   $115  $ (1)
     High yield debt                      --   --  --    4      4    --
     Municipal                            25   --  --   --     25    (6)
                                         --- ---- ---  ---   ----  ----
        Subtotal                          65   55  10   14    144    (7)
BASKETS
   TRANCHE
     Investment grade corporate debt      --   --  --   65     65   (19)
     First-to-default
     Municipal                            --  100  --   --    100   (37)
                                         --- ---- ---  ---   ----  ----
        Subtotal                          --  100  --   65    165   (56)
                                         --- ---- ---  ---   ----  ----
TOTAL                                    $65 $155 $10  $79   $309  $(63)
                                         === ==== ===  ===   ====  ====

   In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

   The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

   In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   The contractual amounts of off-balance-sheet financial instruments as of December 31 are as follows:

                                                   2011 2010
($ IN MILLIONS)                                    ---- ----
Commitments to invest in limited partnership
  interests                                        $797 $731
Commitments to extend mortgage loans                 72   --
Private placement commitments                        30  111
Other loan commitments                               24   25

   In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

   Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

   Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is $1 million as of December 31, 2011, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

   Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

   Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

   As of December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                  2011    2010
($ IN MILLIONS)                                                  ------- -------
Immediate fixed annuities:
   Structured settlement annuities                               $ 7,110 $ 6,522
   Other immediate fixed annuities                                 2,354   2,211
Traditional life insurance                                         2,805   2,751
Accident and health insurance                                      1,322   1,181
Other                                                                118      87
                                                                 ------- -------
       Total reserve for life-contingent contract benefits       $13,709 $12,752
                                                                 ======= =======

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

PRODUCT                                      MORTALITY                     INTEREST RATE             ESTIMATION METHOD
-------                          ----------------------------------  -------------------------- -----------------------------
Structured settlement annuities  U.S. population with projected      Interest rate assumptions  Present value of
                                 calendar year improvements;         range from 0% to 9.3%      contractually specified
                                 mortality rates adjusted for each                              future benefits
                                 impaired life based on reduction
                                 in life expectancy

Other immediate fixed            1983 group annuity mortality table  Interest rate assumptions  Present value of expected
annuities                        with internal modifications; 1983   range from 0.9% to 11.5%   future benefits based on
                                 individual annuity mortality                                   historical experience
                                 table; Annuity 2000 mortality
                                 table; Annuity 2000 mortality
                                 table with internal modifications;
                                 1983 individual annuity mortality
                                 table with internal modifications

Traditional life insurance       Actual company experience plus      Interest rate assumptions  Net level premium reserve
                                 loading                             range from 4.0% to 11.3%   method using the
                                                                                                Company's withdrawal
                                                                                                experience rates; includes
                                                                                                reserves for unpaid claims

Accident and health insurance    Actual company experience plus      Interest rate assumptions  Unearned premium;
                                 loading                             range from 3.0% to 5.3%    additional contract reserves
                                                                                                for mortality risk and
                                                                                                unpaid claims

Other:                           100% of Annuity 2000 mortality      Interest rate assumptions  Projected benefit ratio
Variable annuity guaranteed      table                               range from 4.0% to 5.1%    applied to cumulative
minimum death benefits /(1)/                                                                    assessments

--------
/(1)/ In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

   To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $637 million and $41 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2011 and 2010, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

   As of December 31, contractholder funds consist of the following:

                                                   2011    2010
($ IN MILLIONS)                                   ------- -------
Interest-sensitive life insurance                 $10,195 $10,061
Investment contracts:
   Fixed annuities                                 29,017  33,134
   Funding agreements backing medium-term notes     1,929   2,749
   Other investment contracts                         528     514
                                                  ------- -------
       Total contractholder funds                 $41,669 $46,458
                                                  ======= =======

   The following table highlights the key contract provisions relating to contractholder funds:

PRODUCT                                               INTEREST RATE                    WITHDRAWAL/SURRENDER CHARGES
-------                                  ---------------------------------------  ---------------------------------------

Interest-sensitive life insurance        Interest rates credited range from 0%    Either a percentage of account balance
                                         to 11.0% for equity-indexed life (whose  or dollar amount grading off generally returns are indexed to the S&P 500) and  over 20 years
                                         1.5% to 6.0% for all other products

Fixed annuities                          Interest rates credited range from 0%    Either a declining or a level
                                         to 9.9% for immediate annuities; (8.0)%  percentage charge generally over ten
                                         to 11.0% for equity-indexed annuities    years or less. Additionally,
                                         (whose returns are indexed to the S&P    approximately 25.3% of fixed annuities
                                         500); and 0.2% to 6.6% for all other     are subject to market value adjustment
                                         products                                 for discretionary withdrawals

Funding agreements backing               Interest rates credited range from 0.9%  Not applicable
medium-term notes                        to 5.8% (excluding currency-swapped
                                         medium-term notes)

Other investment contracts:              Interest rates used in establishing      Withdrawal and surrender charges are
Guaranteed minimum income, accumulation  reserves range from 1.8% to 10.3%        based on the terms of the related
  and withdrawal benefits on                                                      interest-sensitive life insurance or
  variable/(1)/ and fixed annuities and                                           fixed annuity contract
  secondary guarantees on
  interest-sensitive life insurance and
  fixed annuities

--------
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

   Contractholder funds activity for the years ended December 31 is as follows:

                                                           2011     2010
($ IN MILLIONS)                                          -------  -------
Balance, beginning of year                               $46,458  $50,850
Deposits                                                   1,869    2,363
Interest credited                                          1,592    1,752
Benefits                                                  (1,454)  (1,537)
Surrenders and partial withdrawals                        (4,908)  (4,166)
Maturities and retirements of institutional products        (867)  (1,833)
Contract charges                                            (962)    (921)
Net transfers from separate accounts                          12       11
Fair value hedge adjustments for institutional products      (34)    (196)
Other adjustments                                            (37)     135
                                                         -------  -------
Balance, end of year                                     $41,669  $46,458
                                                         =======  =======

   The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $5.54 billion and $6.94 billion of equity, fixed income and balanced mutual funds and $837 million and $1.09 billion of money market mutual funds as of December 31, 2011 and 2010, respectively.

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                              DECEMBER 31,
                                                                           -------------------
                                                                             2011      2010
($ IN MILLIONS)                                                            --------- ---------
In the event of death
   Separate account value                                                  $   6,372 $   8,029
   Net amount at risk /(1)/                                                $   1,502 $   1,402
   Average attained age of contractholders                                  66 years  66 years
At annuitization (includes income benefit guarantees)
   Separate account value                                                  $   1,489 $   1,945
   Net amount at risk /(2)/                                                $     574 $     580
   Weighted average waiting period until annuitization options available      1 year   2 years
For cumulative periodic withdrawals
   Separate account value                                                  $     587 $     735
   Net amount at risk /(3)/                                                $      27 $      21
Accumulation at specified dates
   Separate account value                                                  $     906 $   1,100
   Net amount at risk /(4)/                                                $      78 $      64
   Weighted average waiting period until guarantee date                      6 years   7 years

--------
/(1)/ Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date. /(2)/ Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/ Defined as the estimated current guaranteed minimum withdrawal balance
      (initial deposit) in excess of the current account balance as of the balance sheet date.
/(4)/ Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

   Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

   Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

   The following table summarizes the liabilities for guarantees:

                                                                      LIABILITY FOR
                                       LIABILITY FOR                   GUARANTEES
                                         GUARANTEES     LIABILITY FOR  RELATED TO
                                      RELATED TO DEATH   GUARANTEES   ACCUMULATION
                                        BENEFITS AND     RELATED TO        AND
                                     INTEREST-SENSITIVE    INCOME      WITHDRAWAL
                                       LIFE PRODUCTS      BENEFITS      BENEFITS    TOTAL
($ IN MILLIONS)                      ------------------ ------------- ------------- -----
Balance, December 31, 2010 /(1)/            $236            $227          $136      $599
   Less reinsurance recoverables              93             210           135       438
                                            ----            ----          ----      ----
Net balance as of December 31, 2010          143              17             1       161
Incurred guaranteed benefits                  30              (1)            1        30
Paid guarantee benefits                       --              --            --        --
                                            ----            ----          ----      ----
   Net change                                 30              (1)            1        30
Net balance as of December 31, 2011          173              16             2       191
   Plus reinsurance recoverables             116             175           162       453
                                            ----            ----          ----      ----
Balance, December 31, 2011 /(2)/            $289            $191          $164      $644
                                            ====            ====          ====      ====
Balance, December 31, 2009 /(3)/            $155            $287          $108      $550
   Less reinsurance recoverables             109             268           107       484
                                            ----            ----          ----      ----
Net balance as of December 31, 2009           46              19             1        66
Incurred guaranteed benefits                  97              (2)           --        95
Paid guarantee benefits                       --              --            --        --
                                            ----            ----          ----      ----
   Net change                                 97              (2)           --        95
Net balance as of December 31, 2010          143              17             1       161
   Plus reinsurance recoverables              93             210           135       438
                                            ----            ----          ----      ----
Balance, December 31, 2010 /(1)/            $236            $227          $136      $599
                                            ====            ====          ====      ====

--------
/(1)/ Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $211 million, variable annuity accumulation benefits of $88 million, variable annuity withdrawal benefits of $47 million and other guarantees of $168 million.
/(2)/ Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $116 million, variable annuity income benefits of $175 million, variable annuity accumulation benefits of $105 million, variable annuity withdrawal benefits of $57 million and other guarantees of $191 million.
/(3)/ Included in the total liability balance as of December 31, 2009 are reserves for variable annuity death benefits of $92 million, variable annuity income benefits of $269 million, variable annuity accumulation benefits of $66 million, variable annuity withdrawal benefits of $41 million and other guarantees of $82 million.

9. REINSURANCE

   The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts.

   For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

PERIOD                                                        RETENTION LIMITS
------                            -------------------------------------------------------------------------
April 2011 through current        Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
                                  Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011      $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria

September 1998 through June 2007  $2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met

August 1998 and prior             Up to $1 million per life

   In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.68 billion and $1.63 billion as of December 31, 2011 and 2010, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2011, premiums and contract charges of $152 million, contract benefits of $121 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $27 million were ceded to Prudential. In 2010, premiums and contract charges of $171 million, contract benefits of $152 million, interest credited to contractholder funds of $29 million, and operating costs and expenses of $31 million were ceded to Prudential. In 2009, premiums and contract charges of $170 million, contract benefits of $44 million, interest credited to contractholder funds of $27 million, and operating costs and expenses of $28 million were ceded to Prudential. In addition, as of December 31, 2011 and 2010 the Company had reinsurance recoverables of $165 million and $170 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

   As of December 31, 2011, the gross life insurance in force was $526.28 billion of which $221.37 billion was ceded to the unaffiliated reinsurers.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                                                2011    2010    2009
($ IN MILLIONS)                                                ------  ------  ------
Direct                                                         $2,229  $2,230  $2,215
Assumed
   Affiliate                                                      113     107     102
   Non-affiliate                                                   20      22      22
Ceded-non-affiliate                                              (730)   (776)   (806)
                                                               ------  ------  ------
       Premiums and contract charges, net of reinsurance       $1,632  $1,583  $1,533
                                                               ======  ======  ======

   The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

                                                    2011    2010    2009
($ IN MILLIONS)                                    ------  ------  ------
Direct                                             $2,036  $2,075  $1,915
Assumed
   Affiliate                                           78      72      66
   Non-affiliate                                       19      22      22
Ceded-non-affiliate                                  (631)   (673)   (601)
                                                   ------  ------  ------
       Contract benefits, net of reinsurance       $1,502  $1,496  $1,402
                                                   ======  ======  ======

   The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

                                                                            2011    2010    2009
($ IN MILLIONS)                                                            ------  ------  ------
Direct                                                                     $1,614  $1,774  $2,085
Assumed
   Affiliate                                                                   10      10      11
   Non-affiliate                                                               11      12      12
Ceded-non-affiliate                                                           (27)    (32)    (32)
                                                                           ------  ------  ------
       Interest credited to contractholder funds, net of reinsurance       $1,608  $1,764  $2,076
                                                                           ======  ======  ======

   Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

                           2011   2010
($ IN MILLIONS)           ------ ------
Annuities                 $1,827 $1,785
Life insurance             1,595  1,564
Long-term care insurance     949    840
Other                         86     88
                          ------ ------
   Total                  $4,457 $4,277
                          ====== ======

   As of December 31, 2011 and 2010, approximately 94% of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

   Deferred policy acquisition costs for the years ended December 31 are as follows:

                                                                                                     2011    2010     2009
($ IN MILLIONS)                                                                                     ------  ------  -------
Balance, beginning of year                                                                          $2,982  $3,664  $ 6,701
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized
  impact /(1)/                                                                                          --      --     (176)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized
  capital gains and losses /(2)/                                                                        --      --      176
Acquisition costs deferred                                                                             318     383      403
Amortization charged to income                                                                        (513)   (272)    (888)
Effect of unrealized gains and losses                                                                 (199)   (793)  (2,552)
                                                                                                    ------  ------  -------
Balance, end of year                                                                                $2,588  $2,982  $ 3,664
                                                                                                    ======  ======  =======

--------
/(1)/ The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.

   DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

                                                                                                              2011  2010   2009
($ IN MILLIONS)                                                                                               ----  ----  -----
Balance, beginning of year                                                                                    $ 86  $195  $ 453
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized impact /(1)/    --    --    (35)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized capital
  gains and losses /(2)/                                                                                        --    --     35
Sales inducements deferred                                                                                       7    14     28
Amortization charged to income                                                                                 (23)  (27)  (129)
Effect of unrealized gains and losses                                                                          (29)  (96)  (157)
                                                                                                              ----  ----  -----
Balance, end of year                                                                                          $ 41  $ 86  $ 195
                                                                                                              ====  ====  =====

--------
/(1)/ The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.

11.GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2011 and 2010, the liability balance included in other liabilities and accrued expenses was $41 million and $26 million, respectively. The related premium tax offsets included in other assets were $34 million and $25 million as of December 31, 2011 and 2010, respectively.

   Executive Life Insurance Company of New York ("ELNY") has been under the jurisdiction of the New York Liquidation Bureau (the "Bureau") as part of a 1992 court-ordered rehabilitation plan. ELNY continues to fully pay annuity benefits when due. The Superintendent of Insurance of the State of New York in conjunction with the New York Attorney General filed a proposed formal plan of liquidation on September 1, 2011 and a public hearing on the proposed plan is scheduled for March 15, 2012. The current publicly available estimated shortfall from the Bureau is $1.57 billion. If the proposed plan of liquidation is accepted by the court, the Company will have exposure to future guaranty fund assessments. New York law currently contains an aggregate limit on insurer assessments by the guaranty fund, the Life Insurance Corporation of New York, of $500 million, of which approximately $40 million has been used. The Company's three-year average market share for New York as of December 31, 2009, based on assessable premiums, was approximately 2.2%.

   In 2011, the Company accrued its estimated aggregate exposure of $10 million, net of state related taxes and federal income tax, which includes $16 million pre-tax for guaranty fund assessments and $3 million pre-tax for participation in an industry sponsored plan to supplement certain ELNY policyholders. The ultimate cost will depend on an approved court ordered liquidation plan, the level of guaranty fund system participation and the realization of tax benefits. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future state related taxes.

GUARANTEES

   The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $28 million as of December 31, 2011. The obligations associated with these fixed income securities expire at various dates on or before March 11, 2018.

   Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2011.

REGULATION AND COMPLIANCE

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.

12.INCOME TAXES

   ALIC and its subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the

Allstate Life Group filed a separate return.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2009 and 2010 federal income tax returns. The IRS has completed its examinations of the Allstate Group's federal income tax returns for 2005-2006 and 2007-2008 and the cases are under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2011 or 2010, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                                          2011    2010
($ IN MILLIONS)                         -------  -----
DEFERRED ASSETS
Difference in tax bases of investments  $   146  $ 104
Life and annuity reserves                    --    154
Deferred reinsurance gain                    14     17
Other assets                                 11     20
                                        -------  -----
   Total deferred assets                    171    295
DEFERRED LIABILITIES
DAC                                        (580)  (623)
Unrealized net capital gains               (420)  (285)
Life and annuity reserves                   (56)    --
Other liabilities                           (86)   (30)
                                        -------  -----
   Total deferred liabilities            (1,142)  (938)
                                        -------  -----
       Net deferred liability           $  (971) $(643)
                                        =======  =====

   Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized. There was no valuation allowance for deferred tax assets as of December 31, 2011 or 2010.

   The components of income tax expense (benefit) for the years ended December 31 are as follows:

                                    2011  2010   2009
($ IN MILLIONS)                     ---- -----  -----
Current                             $ 29 $(199) $(426)
Deferred                             192   161    314
                                    ---- -----  -----
Total income tax expense (benefit)  $221 $ (38) $(112)
                                    ==== =====  =====

   Income tax benefit for the year ended December 31, 2009 includes expense of $142 million attributable to an increase in the valuation allowance relating to the deferred tax asset on capital losses recorded in the first quarter of 2009. This valuation allowance was released in connection with the adoption of new other-than-temporary impairment accounting guidance on April 1, 2009; however, the release was recorded as an increase to retained income and therefore did not reverse the amount recorded in income tax benefit. The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairment write-downs that would not have been recorded under the new other-than-temporary impairment accounting guidance.

   The Company paid income taxes of $72 million in 2011 and received refunds of $629 million and $515 million in 2010 and 2009, respectively. The Company had a current income tax receivable of $53 million and $10 million as of December 31, 2011 and 2010, respectively.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                       2011   2010    2009
                                                       ----  -----   -----
Statutory federal income tax rate - expense (benefit)  35.0% (35.0)% (35.0)%
Dividends received deduction                           (1.3) (16.8)   (1.6)
Tax credits                                            (1.4)  (2.8)   (0.4)
State income taxes                                      0.3   (2.7)   (0.2)
Other                                                  (0.1)  (0.3)   (0.6)
Valuation allowance                                      --     --    20.8
                                                       ----  -----   -----
   Effective income tax rate - expense (benefit)       32.5% (57.6)% (17.0)%
                                                       ====  =====   =====

13.CAPITAL STRUCTURE

DEBT OUTSTANDING

   All of the Company's outstanding debt as of December 31, 2011 and 2010 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4. The Company paid $97 million, $16 million and $14 million of interest on debt in 2011, 2010 and 2009, respectively.

14.STATUTORY FINANCIAL INFORMATION

   ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net loss of ALIC and its insurance subsidiaries was $(83) million, $(456) million and $(929) million in 2011, 2010 and 2009, respectively. Statutory capital and surplus was $3.46 billion and $3.34 billion as of December 31, 2011 and 2010, respectively.

   There were no permitted practices utilized as of December 31, 2011 or 2010.

DIVIDENDS

   The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. ALIC paid no dividends in 2011. During 2012, ALIC will not be able to pay dividends without prior Illinois Department of Insurance ("IL DOI") approval since it does not have unassigned funds. As of December 31, 2011, ALIC's unassigned funds reflected a deficit position of $514 million.

   Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned funds and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

15.BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

   Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $22 million, $32 million and $14 million in 2011, 2010 and 2009, respectively.

   The Corporation provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). The credit allocated to the Company was $1 million in 2011 and the cost allocated to the Company was $1 million and $2 million for postretirement benefits other than pension plans in 2010 and 2009, respectively.

   AIC and the Corporation have reserved the right to modify or terminate their benefit plans at any time and for any reason.

ALLSTATE 401(K) SAVINGS PLAN

   Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $5 million, $4 million and $8 million in 2011, 2010 and 2009, respectively.

16.OTHER COMPREHENSIVE INCOME

   The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                                2011                  2010                    2009
($ IN MILLIONS)                                          ------------------  ---------------------  -----------------------
                                                         PRE-         AFTER-  PRE-          AFTER-   PRE-            AFTER-
                                                         TAX    TAX    TAX    TAX     TAX    TAX     TAX      TAX     TAX
                                                         ----  -----  ------ ------  -----  ------  ------  -------  ------
Unrealized net holding gains arising during the period,
  net of related offsets                                 $964  $(338)  $626  $1,625  $(569) $1,056  $2,570  $  (896) $1,674
Less: reclassification adjustment of realized capital
  gains and losses                                        579   (203)   376    (349)   122    (227)   (346)     121    (225)
                                                         ----  -----   ----  ------  -----  ------  ------  -------  ------
Unrealized net capital gains and losses                   385   (135)   250   1,974   (691)  1,283   2,916   (1,017)  1,899
Unrealized foreign currency translation adjustments        (2)     1     (1)     --     --      --      --       --      --
                                                         ----  -----   ----  ------  -----  ------  ------  -------  ------
Other comprehensive income                               $383  $(134)  $249  $1,974  $(691) $1,283  $2,916  $(1,017) $1,899
                                                         ====  =====   ====  ======  =====  ======  ======  =======  ======

17.QUARTERLY RESULTS (UNAUDITED)

                   FIRST QUARTER SECOND QUARTER THIRD QUARTER FOURTH QUARTER
($ IN MILLIONS)    ------------- -------------- ------------- --------------
                    2011   2010   2011    2010   2011   2010   2011    2010
                   ------  ----  ------  -----  ------ ------ ------  ------
Revenues           $1,125  $945  $1,141  $ 750  $1,279 $1,046 $1,114  $1,089
Net income (loss)      87   (18)    137   (127)    150     60     86      57

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, IL 60062

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2011 and 2010, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2011. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

In 2009, the Company changed its recognition and presentation for other-than-temporary impairments of debt securities.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2012

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2011

                                                                                               AMOUNT AT
                                                                             COST/            WHICH SHOWN
                                                                           AMORTIZED  FAIR      IN THE
                                                                             COST     VALUE  BALANCE SHEET
($ IN MILLIONS)                                                            --------- ------- -------------
Type of investment
Fixed maturities:
   Bonds:
       United States government, government agencies and authorities        $ 2,502  $ 2,743    $ 2,743
       States, municipalities and political subdivisions                      4,380    4,692      4,692
       Foreign governments                                                      927    1,068      1,068
       Public utilities                                                       5,912    6,531      6,531
       Convertibles and bonds with warrants attached                            681      539        539
       All other corporate bonds                                             21,903   23,334     23,334
   Asset-backed securities                                                    2,345    2,108      2,108
   Residential mortgage-backed securities                                     2,954    2,714      2,714
   Commercial mortgage-backed securities                                      1,862    1,683      1,683
   Redeemable preferred stocks                                                   15       16         16
                                                                            -------  -------    -------
       Total fixed maturities                                                43,481  $45,428     45,428
                                                                                     =======
Equity securities:
   Common stocks:
       Public utilities                                                          --  $    --         --
       Banks, trusts and insurance companies                                     --       --         --
       Industrial, miscellaneous and all other                                  125      162        162
   Non-redeemable preferred stocks                                               18       17         17
                                                                            -------  -------    -------
       Total equity securities                                                  143  $   179        179
                                                                                     =======
Mortgage loans on real estate                                                 6,546  $ 6,739      6,546
                                                                                     =======
Real estate acquired in satisfaction of debt                                     67                  67
Policy loans                                                                    833                 833
Derivative instruments                                                          171  $   166        166
                                                                                     =======
Limited partnership interests                                                 1,612               1,612
Other long-term investments                                                     853                 853
Short-term investments                                                          593  $   593        593
                                                                            -------  =======    -------
       Total investments                                                    $54,299             $56,277
                                                                            =======             =======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE

                                                                                  PERCENTAGE
                                                 CEDED TO      ASSUMED            OF AMOUNT
                                      GROSS       OTHER       FROM OTHER   NET     ASSUMED
                                      AMOUNT  COMPANIES /(1)/ COMPANIES   AMOUNT    TO NET
($ IN MILLIONS)                      -------- --------------  ---------- -------- ----------
YEAR ENDED DECEMBER 31, 2011
Life insurance in force              $504,176    $221,372      $22,108   $304,912     7.3%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,072    $    610      $    72   $  1,534     4.7%
   Accident-health insurance              157         120           61         98    62.2%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,229    $    730      $   133   $  1,632     8.1%
                                     ========    ========      =======   ========
YEAR ENDED DECEMBER 31, 2010
Life insurance in force              $507,645    $237,626      $22,879   $292,898     7.8%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,063    $    647      $    71   $  1,487     4.8%
   Accident-health insurance              167         129           58         96    60.4%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,230    $    776      $   129   $  1,583     8.1%
                                     ========    ========      =======   ========
YEAR ENDED DECEMBER 31, 2009
Life insurance in force              $509,750    $251,894      $22,849   $280,705     8.1%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,039    $    669      $    71   $  1,441     4.9%
   Accident-health insurance              176         137           53         92    57.6%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,215    $    806      $   124   $  1,533     8.1%
                                     ========    ========      =======   ========

--------
/(1)/ No reinsurance or coinsurance income was netted against premium ceded in 2011, 2010 or 2009.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
           SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

                                                                 ADDITIONS
                                                             ------------------
                                                             CHARGED
                                                  BALANCE AT TO COSTS                       BALANCE
                                                  BEGINNING    AND      OTHER               AT END
($ IN MILLIONS)                                   OF PERIOD  EXPENSES ADDITIONS DEDUCTIONS OF PERIOD
DESCRIPTION                                       ---------- -------- --------- ---------- ---------
YEAR ENDED DECEMBER 31, 2011
Allowance for estimated losses on mortgage loans     $84       $ 33      $--      $  54       $63
YEAR ENDED DECEMBER 31, 2010
Allowance for estimated losses on mortgage loans     $94       $ 65      $--      $  75       $84
YEAR ENDED DECEMBER 31, 2009
Allowance for deferred tax assets                    $ 9       $137      $--      $(146)      $--
Allowance for estimated losses on mortgage loans       3         96       --          5        94

                                    PART C

                               OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The consolidated financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts ("Separate Account"), are filed in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company
       Separate Account A (Incorporated herein by reference to Depositor's
       Form N-4 registration statement (File No. 333-72017) dated February 9,
       1999.)

(1)(b) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate
       Account I (Incorporated herein by reference to Registrant's Form N-4
       Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company
       Separate Account A into Allstate Financial Advisors Separate Account I
       (Previously filed in Registrant's Form N-4 Initial Registration
       Statement (File No. 333-114562) dated April 16, 2004.)

 (2)   Not Applicable

(3)(a) Underwriting Agreement with Allstate Distributors, LLC (ALFS, Inc., formerly known as Allstate Life Financial Services, Inc. merged with and into Allstate Distributors, LLC effective September 1, 2011)
       (Incorporated herein by reference to Pre- Effective Amendment No. 1 to
       Depositor's Form N-4 registration statement (File No. 333-72017) dated
       April 16, 1999.)

(3)(b) Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's
       Form N-4 registration statement (File No. 333-31288) dated April 27,
       2000.)

(4)(a) Form of Putnam Allstate Advisor Contract (Incorporated herein by reference to Depositor's Form N-4 registration statement (File No.
       333-72017) dated February 9, 1999.)

(4)(b) Form of Putnam Allstate Advisor Apex Contract (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 31, 1999.)

(4)(c) Form of Earnings Protection Death Benefit Rider (Putnam Allstate
       Advisor Contract) (Incorporated herein by reference to Post-Effective
       Amendment No. 7 to Depositor's Form N-4 registration statement (File
       No. 333-72017) dated February 2, 2001.)

(4)(d) Form of Earnings Protection Death Benefit Rider (Putnam Allstate
       Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-72017) dated February 2, 2001.)

(4)(e) Form of Death Benefit Change Endorsement (Putnam Allstate Advisor
       Contract and Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's
       Form N-4 registration statement (File No. 333-72017) dated April 30,
       2002.)

(4)(f) Form of Amendatory Endorsement for Dollar Cost Averaging Fixed Account
       Transfers (Putnam Allstate Advisor Contract and Putnam Allstate Advisor
       Apex Contracts) (Incorporated herein by reference to Post-Effective
       Amendment No. 10 to Depositor's Form N-4 registration statement (File
       No. 333-72017) dated April 30, 2002.)

(4)(g) Form of Amendatory Endorsement to add 5 and 7 - Year Guarantee Period to Standard Fixed Account (Putnam Allstate Advisor Contract)
       (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (File No. 333-72017) dated
       April 30, 2002.)

(4)(h) Form of Putnam Allstate Advisor Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's
       Form N-4 registration statement (File No. 333-72017) dated June 10,
       2002.)


(4)(i) Form of Putnam Allstate Advisor Contract--non-MVA version (Series II)
       (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated
       June 10, 2002.)

(4)(j) Form of Enhanced Beneficiary Protection Rider A--Annual Increase
       (Series II) (Incorporated herein by reference to Post-Effective
       Amendment No. 11 to Depositor's Form N-4 registration statement (File
       No.333-72017) dated June 10, 2002.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary
       Value (Series II) (Incorporated herein by reference to Post-Effective
       Amendment No. 11 to Depositor's Form N-4 registration statement (File
       No. 333-72017) dated June 10, 2002.)

(4)(l) Form of Earnings Protection Death Benefit Rider (Series II)
       (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated
       June 10, 2002.)

(4)(m) Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's
       Form N-4 registration statement (File No. 333-72017) dated June 10,
       2002.)

(4)(n) Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's
       Form N-4 registration statement (File No. 333-72017) dated June 10,
       2002.)

(4)(o) Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's
       Form N-4 registration statement (File No. 333-72017) dated June 10,
       2002.)

(4)(p) Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's
       Form N-4 registration statement (File No. 333-72017) dated June 10,
       2002.)

(4)(q) Form of Amendatory Endorsement for Charitable Remainder Trust (Series
       II) (Incorporated herein by reference to Post-Effective Amendment No.
       11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(r) Form of Amendatory Endorsement for Grantor Trust (Series II)
       (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated
       June 10, 2002.)

(4)(s) Form of Amendatory Endorsement for Waiver of Charges (Series II)
       (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated
       June 10, 2002.)

(4)(t) Form of Amendatory Endorsement for Employees (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's
       Form N-4 registration statement (File No. 333-72017) dated June 10,
       2002.)

(4)(u) Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 19, 2003.)

(4)(v) Form of Withdrawal Benefit Rider (Previously filed in Post-Effective
       Amendment No. 2 to this Registration Statement (File No. 333-114562) dated October 4, 2004.)

(4)(w) Form of Spousal Protection Benefit Rider (Previously filed in
       Post-Effective Amendment No. 3 to this Registration Statement (File No.
       333-114562) dated December 2, 2004.)

(4)(x) Form of Custodial Spousal Protection Benefit Rider (Previously filed in
       Post-Effective Amendment No. 3 to this Registration Statement (File No.
       333-114562) dated December 2, 2004.)

(4)(y) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in
       Post-Effective Amendment No. 11 to this Registration Statement (File
       No. 333-114562) dated April 18, 2006.).

(4)(z) Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (File
       No. 333-114562) dated April 18, 2006.)

(5)(a) Form of Putnam Allstate Advisor Application for a Contract
       (Incorporated herein by reference to Pre- Effective Amendment No. 1 to
       Depositor's Form N-4 registration statement (File No. 333-72017) dated
       April 16, 1999.)

(5)(b) Form of Putnam Allstate Advisor Apex Application for a Contract
       (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated
       August 31, 1999.)

(5)(c) Form of Application for Putnam Allstate Advisor Contracts (Series II)
       (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated
       June 10, 2002.)


(5)(d) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 19, 2003.)

(5)(e) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 19 to Depositor's Form N-4 registration statement (File No. 333-72017) dated December 11, 2003.)

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts
       (Previously filed in Post-Effective Amendment No. 1 to this
       Registration Statement (File No. 333-114562) dated September 14, 2004.)

(5)(h) Form of Application for SureIncome Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement
       (File No. 333-114562) dated October 4, 2004.)

(5)(i) Form of Application for Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement
       (File No. 333-114562) dated December 2, 2004.)

(5)(j) Form of Application for Custodial Spousal Protection Benefit Rider
       (Previously filed in Post-Effective Amendment No. 3 to this
       Registration Statement (File No. 333-114562) dated December 2, 2004.)

(5)(k) Form of Application (with TrueBalance) for Allstate Advisor Variable
       Annuity Contract (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-114562) dated April 25, 2005.)

(5)(l) Form of Application (with SureIncome Plus and SureIncome for Life
       Withdrawal Benefit Riders) for Allstate Variable Annuity Contracts
       (Previously filed in Post-Effective Amendment No. 11 to this
       Registration Statement (File No. 333-114562) dated April 18, 2006.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company
       (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 registration statement (File No. 333-72017) dated
       April 20, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company
       (Incorporated herein by reference to Depositor's Form 8-K (File No.
       0-31248) dated March 20, 2007.)

 (7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006.
       (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20,
       2007.)

(8)(a) Participation Agreement among Putnam Variable Trust, Putnam Mutual
       Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 registration statement (File No. 333-31288) dated April 27, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable
       Insurance Products Trust, Franklin Templeton Distributors, Inc.,
       Allstate Life Insurance Company and Allstate Distributors, LLC
       (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated
       September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA
       Asset Management LLC and Allstate Life Insurance Company ("LSA
       Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's
       Form N-4 registration statement (File No. 333-72017) dated September
       23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's
       Form N-4 registration statement (File No. 333-72017) dated September
       23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account
       Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company
       (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated
       September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust,
       Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate
       Life Insurance Company ("Van Kampen LIT Participation Agreement")
       (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated
       September 7, 2001.)

(8)(h) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(8)(i) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(j) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(k) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114562) dated September 14, 2004.)

(9)(a) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 16, 1999.)

(9)(b) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated August 31, 1999.)

(9)(c) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated February 1, 2000.)

(9)(d) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 5 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated June 19, 2000.)

(9)(e) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 6 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 26, 2000.)

(9)(f) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-72017) dated February 2, 2001.)

(9)(g) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(9)(h) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 15 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 22, 2003.)

(9)(i) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 19, 2003.)

(9)(j) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 19 to Depositor's Form N-4 registration statement (File No. 333-72017) dated December 11, 2003.)

(9)(k) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114562) dated April 16, 2004.)

(9)(l) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114562) dated September 14, 2004.)


(9)(m)  Opinion and Consent of Michael J. Velotta, Senior Vice President,
        Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114562) dated October 4,
        2004.)

(9)(n)  Opinion and Consent of Michael J. Velotta, Senior Vice President,
        Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-114562) dated December 2,
        2004.)

(9)(o)  Opinion and Consent of Michael J. Velotta, Senior Vice President,
        Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114562) dated December 29,
        2004.)

(9)(p)  Opinion and Consent of Michael J. Velotta, Senior Vice President,
        Secretary and General Counsel regarding the legality of the securities being Registered (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-114562) dated January 26,
        2005.)

(9)(q)  Opinion and Consent of Susan L. Lees, Director, Senior Vice President,
        Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective
        Amendment No. 15 to this Registration Statement (File No. 333-114562) dated April 24, 2009.)

 (10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

 (11)   Not applicable

 (12)   Not applicable

(99)(a) Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin,
        Matthew S. Easley, Judith P. Greffin, Mark R. LaNeve, Susan L. Lees,
        Samuel H. Pilch, John C. Pintozzi, Thomas J. Wilson and Matthew E.
        Winter. Incorporated herein by reference to Post-Effective Amendment
        No. 16 to this Registration Statement (File No. 333-114562) dated
        April 14, 2010

(99)(b) Powers of attorney for Robert K. Becker, Mark A. Green and Joseph P.
        Lacher Jr. (Incorporated herein by reference to Post-Effective
        Amendment No. 15 to Registrant's Form N-4 (File Nos. 333-141909 and
        811-09327) filed on August 3, 2010.

(99)(c) Powers of attorney for Anurag Chandra and Steven E. Shebik.
        (Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Form N-4 (File Nos. 333-114560 and 811-09327) filed on
        April 14, 2011).

25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
David A. Bird                           Director and Senior Vice President

Anurag Chandra                          Director and Executive Vice President

Don Civgin                              Director, President and Chief
                                        Executive Officer

Judith P. Greffin                       Director, Executive Vice President and
                                        Chief Investment Officer

Susan L. Lees                           Director, Senior Vice President,
                                        General Counsel and Secretary

Samuel H. Pilch                         Director, Senior Group Vice President
                                        and Controller

John C. Pintozzi                        Director, Senior Vice President and
                                        Chief Financial Officer

Steven E. Shebik                        Director

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director

Robert K. Becker                        Director and Senior Vice President

Richard C. Crist Jr.                    Senior Vice President and Chief
                                        Privacy Officer

Gregory J. Guidos                       Senior Vice President

D. Scott Harper                         Senior Vice President

Jess E. Merten                          Senior Vice President

Harry R. Miller                         Senior Vice President and Chief Risk
                                        Officer

Jeffrey J. McRae                        Senior Vice President and Assistant
                                        Treasurer

Mario Rizzo                             Senior Vice President and Treasurer

Mary J. McGinn                          Senior Vice President and Assistant
                                        Secretary

Steven C. Verney                        Senior Vice President and Assistant
                                        Treasurer

Bill Borst                              Vice President

Errol Cramer                            Vice President and Appointed Actuary

Lawrence W. Dahl                        Vice President

Randal DeCoursey                        Vice President

Sarah R. Donahue                        Vice President

Michael S. Downing                      Vice President

Lisa J. Flanary                         Vice President

Angela K. Fontana                       Vice President and Chief Compliance
                                        Officer

Maribel V. Gerstner                     Vice President

Keith A. Hauschildt                     Vice President

Atif J. Ijaz                            Vice President

J. Wayne Kullman                        Vice President

P. John Rugel                           Vice President

Mary C. Springberg                      Vice President

Robert E. Transon                       Vice President

Timothy N. Vander Pas                   Vice President

Elliot A. Stultz                        Assistant Secretary

Paul N. Kierig                          Assistant Secretary

Jennifer M. Hager                       Assistant Secretary

The principal business address of Mr. Bird is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 22, 2012 (File # 001-11840).

27.NUMBER OF CONTRACT OWNERS

Allstate Advisor Variable Annuity Contract:

As of February 29, 2012, there were 9,466 contracts.

Putnam Allstate Advisor Variable Annuity Contract:

As of February 29, 2012, there were 16,762 contracts.

Putnam Allstate Advisor Apex Variable Annuity Contract:

As of February 29, 2012, there were 549 contracts.

28.INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter, serves as principal underwriter to the following investment companies:

Allstate Financial Advisors Separate Account I

Allstate Life of New York Separate Account A

29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address*
of Each Such Person                    Positions and Offices with Underwriter
------------------------------------   ----------------------------------------

Robert K. Becker                       Manager and Chairman of the Board

Lisa J. Flanary                        Manager and President

Susan L. Lees                          Manager and Assistant Secretary

Timothy N. Vander Pas                  Manager

Rick Eells                             Senior Vice President

Stanley G. Shelley                     Senior Vice President

Mark Sutton                            Senior Vice President

Richard C. Crist Jr.                   Vice President and Chief Privacy Officer

Sarah R. Donahue                       Vice President

Maribel V. Gerstner                    Vice President

D. Scott Harper                        Vice President and Assistant Treasurer

Jeffrey J. McRae                       Vice President and Assistant Treasurer

Allen R. Reed                          Vice President General Counsel and
                                       Secretary

Mario Rizzo                            Vice President and Assistant Treasurer

William D. Webb                        Vice President and Treasurer

Dana Goldstein                         Chief Compliance Officer

Mary J. McGinn                         Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

29C. COMPENSATION OF ALLSTATE DISTRIBUTORS L.L.C.

None

30.LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to
Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.MANAGEMENT SERVICES

None.

32.UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33.REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34.REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 18th day of April, 2012.



                                         ALLSTATE FINANCIAL ADVISORS
                                             SEPARATE ACCOUNT I
                                                (REGISTRANT)

                         By:           ALLSTATE LIFE INSURANCE COMPANY

                         By:                  /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                 Senior Vice President, General Counsel and
                                                  Secretary

                         By:           ALLSTATE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                                              /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                 Senior Vice President, General Counsel and
                                                  Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 18th day of April, 2012.


*/DON CIVGIN         Director, President and Chief Executive Officer
-------------------- (Principal Executive Officer)
Don Civgin

*/JOHN C. PINTOZZI   Director, Senior Vice President and Chief Financial
-------------------- Officer
John C. Pintozzi     (Principal Financial Officer)

*/THOMAS J. WILSON   Director and Chairman of the Board
--------------------
Thomas J. Wilson

*/ROBERT K. BECKER   Director and Senior Vice President
--------------------
Robert K. Becker

*/DAVID A. BIRD      Director and Senior Vice President
--------------------
David A. Bird

*/ANURAG CHANDRA     Director and Executive Vice President
--------------------
Anurag Chandra

*/JUDITH P. GREFFIN  Director, Executive Vice President and Chief
-------------------- Investment Officer
Judith P. Greffin

/s/ SUSAN L. LEES    Director, Senior Vice President, General Counsel and
-------------------- Secretary
Susan L. Lees

*/SAMUEL H. PILCH    Director, Senior Group Vice President and Controller
-------------------- (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK   Director
--------------------
Steven E. Shebik

*/MATTHEW E. WINTER  Director
--------------------
Matthew E. Winter

*/ By: Susan L. Lees, pursuant to Power of Attorney, previously filed or filed herewith.

                                 Exhibit Index

Exhibit No. Exhibit


  10 Consent of Independent Registered Public Accounting Firm